UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing with Hartford Funds. We are pleased to present you with the Semi-Annual Report, which covers the period from November 1, 2016 through April 30, 2017.

Market Review

With the exception of a brief dip ahead of the US presidential election in

November, US stocks, as measured by the S&P 500 Index,1 kept an upward trajectory during the six months ended April 30, 2017. That positive momentum helped push the Index to a nearly 12% gain for 2016, and started 2017 off with just under a 7% return through April 30.

The primary driver of market progress during the period was the outcome of the presidential election. Markets viewed the incoming Trump administration as a positive for businesses and investors, and that optimism carried through past the inauguration. Positive job reports and a growing domestic economy reflected this optimism and have served as the basis of the US Federal Reserve’s continued interest-rate hike cycle that began in December 2015. At the time of this writing, consensus expectations were for a continued gradual rate-hike pace by the Federal Reserve, which should help markets better digest and account for such changes.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. Uncertainty surrounding potential policy changes by the Trump administration, other European elections, and Britain’s “Brexit” undertaking to leave the European Union could all influence markets or cause an uptick in volatility.

For this reason, we encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets with confidence. Regardless of the political environment, your advisor can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing with Hartford Funds. For the most up-to-date information on our mutual funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Domestic Equity Funds

The Hartford Capital Appreciation Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Capital Appreciation A2	13.24%	15.69%	13.07%	5.72%
Capital Appreciation A3	7.02%	9.33%	11.79%	5.13%
Capital Appreciation B2	12.72%	14.65%	12.09%	5.03%	[4]
Capital Appreciation B3	7.72%	9.65%	11.83%	5.03%	[4]
Capital Appreciation C2	12.81%	14.83%	12.26%	4.97%
Capital Appreciation C3	11.81%	13.83%	12.26%	4.97%
Capital Appreciation I2	13.40%	16.01%	13.42%	6.05%
Capital Appreciation R3[2]	13.07%	15.32%	12.74%	5.42%
Capital Appreciation R4[2]	13.21%	15.65%	13.08%	5.75%
Capital Appreciation R5[2]	13.41%	16.02%	13.41%	6.06%
Capital Appreciation R6[2]	13.44%	16.13%	13.51%	6.17%
Capital Appreciation Y2	13.44%	16.13%	13.53%	6.17%
Capital Appreciation F2	13.42%	16.04%	13.42%	6.05%
Russell 3000 Index	13.83%	18.58%	13.57%	7.23%
S&P 500 Index	13.32%	17.92%	13.68%	7.15%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to

5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

2

The Hartford Capital Appreciation Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Capital Appreciation Class A	1.10%	1.10%
Capital Appreciation Class B	1.98%	1.98%
Capital Appreciation Class C	1.82%	1.82%
Capital Appreciation Class I	0.79%	0.79%
Capital Appreciation Class R3	1.40%	1.41%
Capital Appreciation Class R4	1.10%	1.10%
Capital Appreciation Class R5	0.80%	0.80%
Capital Appreciation Class R6	0.70%	0.70%
Capital Appreciation Class Y	0.75%	0.75%
Capital Appreciation Class F	0.70%	0.70%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Mid-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.8%
Consumer Staples	4.2
Energy	2.0
Financials	19.7
Health Care	13.0
Industrials	9.1
Information Technology	27.4
Materials	3.4
Real Estate	1.6
Telecommunication Services	0.8
Utilities	1.4

Total	98.4%

Short-Term Investments	3.8
Other Assets & Liabilities	(2.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Core Equity Fund inception 04/30/1998

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Core Equity A2	11.89%	13.85%	14.22%	7.22%
Core Equity A3	5.74%	7.59%	12.93%	6.61%
Core Equity B2	11.48%	12.97%	13.35%	6.63%	[4]
Core Equity B3	6.48%	7.97%	13.11%	6.63%	[4]
Core Equity C2	11.51%	13.00%	13.41%	6.43%
Core Equity C3	10.51%	12.00%	13.41%	6.43%
Core Equity I2	12.07%	14.13%	14.35%	7.28%
Core Equity R3[2]	11.76%	13.49%	13.96%	6.99%
Core Equity R4[2]	11.89%	13.79%	14.31%	7.29%
Core Equity R5[2]	12.06%	14.14%	14.63%	7.62%
Core Equity R6[2]	12.11%	14.24%	14.68%	7.68%
Core Equity Y2	12.11%	14.28%	14.69%	7.69%
Core Equity F2	12.07%	14.13%	14.35%	7.28%
S&P 500 Index	13.32%	17.92%	13.68%	7.15%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held.

Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 3/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 3/31/15 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

4

Hartford Core Equity Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Core Equity Class A	0.80%	0.80%
Core Equity Class B	1.55%	1.96%
Core Equity Class C	1.55%	1.55%
Core Equity Class I	0.55%	0.55%
Core Equity Class R3	1.10%	1.14%
Core Equity Class R4	0.80%	0.83%
Core Equity Class R5	0.50%	0.53%
Core Equity Class R6	0.43%	0.43%
Core Equity Class Y	0.48%	0.48%
Core Equity Class F	0.43%	0.43%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”).

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.2%
Consumer Staples	12.1
Energy	2.8
Financials	14.9
Health Care	14.0
Industrials	10.9
Information Technology	21.4
Materials	3.6
Utilities	4.8

Total	96.7%

Short-Term Investments	3.5
Other Assets & Liabilities	(0.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford Dividend and Growth Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Dividend and Growth A2	12.88%	16.55%	12.42%	6.67%
Dividend and Growth A3	6.67%	10.14%	11.15%	6.07%
Dividend and Growth B2	12.44%	15.50%	11.41%	5.92%	[4]
Dividend and Growth B3	7.44%	10.50%	11.15%	5.92%	[4]
Dividend and Growth C2	12.52%	15.71%	11.59%	5.89%
Dividend and Growth C3	11.52%	14.71%	11.59%	5.89%
Dividend and Growth I2	13.01%	16.77%	12.66%	6.95%
Dividend and Growth R3[2]	12.71%	16.18%	12.06%	6.34%
Dividend and Growth R4[2]	12.89%	16.53%	12.40%	6.69%
Dividend and Growth R5[2]	13.06%	16.88%	12.75%	7.01%
Dividend and Growth R6[2]	13.11%	16.98%	12.83%	7.10%
Dividend and Growth Y2	13.15%	17.02%	12.86%	7.11%
Dividend and Growth F2	13.10%	16.86%	12.68%	6.96%
S&P 500 Index	13.32%	17.92%	13.68%	7.15%
Russell 1000 Value Index	11.69%	16.55%	13.32%	5.53%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to

5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted price index composed of 500 widely held common stocks.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

6

The Hartford Dividend and Growth Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Dividend and Growth Class A	1.03%	1.03%
Dividend and Growth Class B	1.96%	2.01%
Dividend and Growth Class C	1.77%	1.77%
Dividend and Growth Class I	0.83%	0.83%
Dividend and Growth Class R3	1.36%	1.36%
Dividend and Growth Class R4	1.06%	1.06%
Dividend and Growth Class R5	0.76%	0.76%
Dividend and Growth Class R6	0.66%	0.66%
Dividend and Growth Class Y	0.71%	0.71%
Dividend and Growth Class F	0.66%	0.66%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”).

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	7.3%
Consumer Staples	6.6
Energy	9.0
Financials	23.2
Health Care	14.5
Industrials	9.7
Information Technology	15.8
Materials	3.2
Real Estate	1.0
Telecommunication Services	1.7
Utilities	4.9

Total	96.9%

Short-Term Investments	3.1
Other Assets & Liabilities	0.0 *

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

*	Percentage rounds to zero.

7

The Hartford Equity Income Fund inception 08/28/2003

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Equity Income A2	11.74%	15.51%	11.92%	7.11%
Equity Income A3	5.59%	9.16%	10.67%	6.51%
Equity Income B2	11.57%	15.36%	11.60%	6.56%	[4]
Equity Income B3	6.57%	10.36%	11.34%	6.56%	[4]
Equity Income C2	11.28%	14.70%	11.11%	6.34%
Equity Income C3	10.28%	13.70%	11.11%	6.34%
Equity Income I2	11.81%	15.76%	12.21%	7.40%
Equity Income R3[2]	11.53%	15.10%	11.55%	6.77%
Equity Income R4[2]	11.62%	15.42%	11.87%	7.09%
Equity Income R5[2]	11.85%	15.82%	12.23%	7.43%
Equity Income R6[2]	11.88%	15.90%	12.32%	7.54%
Equity Income Y2	11.94%	15.96%	12.33%	7.54%
Equity Income F2	11.84%	15.79%	12.22%	7.41%
Russell 1000 Value Index	11.69%	16.55%	13.32%	5.53%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to

5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

8

The Hartford Equity Income Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Equity Income Class A	1.02%	1.02%
Equity Income Class B	1.92%	1.92%
Equity Income Class C	1.75%	1.75%
Equity Income Class I	0.77%	0.77%
Equity Income Class R3	1.36%	1.36%
Equity Income Class R4	1.06%	1.06%
Equity Income Class R5	0.76%	0.76%
Equity Income Class R6	0.66%	0.66%
Equity Income Class Y	0.71%	0.71%
Equity Income Class F	0.66%	0.66%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). Value investing may go out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	4.7%
Consumer Staples	9.8
Energy	11.1
Financials	24.8
Health Care	14.1
Industrials	11.5
Information Technology	11.0
Materials	2.5
Telecommunication Services	2.1
Utilities	6.3

Total	97.9%

Short-Term Investments	2.0
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

The Hartford Growth Opportunities Fund inception 03/31/1963

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Growth Opportunities A2	11.21%	15.92%	14.58%	7.75%
Growth Opportunities A3	5.09%	9.54%	13.29%	7.14%
Growth Opportunities B2	10.69%	14.80%	13.59%	7.08%	[4]
Growth Opportunities B3	5.69%	9.80%	13.35%	7.08%	[4]
Growth Opportunities C2	10.79%	15.03%	13.76%	6.99%
Growth Opportunities C3	9.79%	14.03%	13.76%	6.99%
Growth Opportunities I2	11.31%	16.14%	14.86%	8.07%
Growth Opportunities R3[2]	11.01%	15.51%	14.25%	7.46%
Growth Opportunities R4[2]	11.17%	15.86%	14.58%	7.81%
Growth Opportunities R5[2]	11.36%	16.20%	14.93%	8.12%
Growth Opportunities R6[2]	11.41%	16.33%	15.02%	8.22%
Growth Opportunities Y2	11.41%	16.32%	15.03%	8.23%
Growth Opportunities F2	11.34%	16.17%	14.86%	8.07%
Russell 3000 Growth Index	15.47%	19.83%	13.79%	8.80%
Russell 1000 Growth Index	15.23%	19.50%	13.87%	8.88%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

10

The Hartford Growth Opportunities Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Growth Opportunities Class A	1.13%	1.13%
Growth Opportunities Class B	2.05%	2.08%
Growth Opportunities Class C	1.88%	1.88%
Growth Opportunities Class I	0.92%	0.92%
Growth Opportunities Class R3	1.45%	1.46%
Growth Opportunities Class R4	1.15%	1.15%
Growth Opportunities Class R5	0.85%	0.85%
Growth Opportunities Class R6	0.75%	0.76%
Growth Opportunities Class Y	0.80%	0.80%
Growth Opportunities Class F	0.75%	0.76%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). Mid-cap securities can have greater risk and volatility than large-cap securities. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. Growth investing may go out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.8%
Consumer Staples	1.4
Energy	3.8
Financials	10.2
Health Care	14.2
Industrials	12.0
Information Technology	37.5
Materials	3.2

Total	99.1%

Short-Term Investments	0.6
Other Assets & Liabilities	0.3

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

The Hartford Healthcare Fund inception 05/01/2000

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Healthcare A2	18.37%	16.00%	18.47%	10.57%
Healthcare A3	11.86%	9.62%	17.13%	9.95%
Healthcare B2	17.83%	14.98%	17.43%	9.87%	[4]
Healthcare B3	12.83%	9.98%	17.22%	9.87%	[4]
Healthcare C2	17.91%	15.15%	17.61%	9.78%
Healthcare C3	16.91%	14.15%	17.61%	9.78%
Healthcare I2	18.51%	16.33%	18.81%	10.89%
Healthcare R3[2]	18.17%	15.67%	18.13%	10.27%
Healthcare R4[2]	18.33%	16.01%	18.48%	10.64%
Healthcare R5[2]	18.52%	16.38%	18.84%	10.98%
Healthcare Y2	18.59%	16.50%	18.96%	11.07%
Healthcare F2	18.54%	16.37%	18.82%	10.89%
S&P Composite 1500 Health Care Index	13.65%	10.88%	17.37%	10.18%
S&P 500 Index	13.32%	17.92%	13.68%	7.15%
Spliced Index	13.65%	10.88%	17.04%	10.44%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Effective April 1, 2016, the Fund changed its benchmark to the S&P Composite 1500 Health Care Index due to S&P announcing that the S&P North American Health Care Sector Index would be discontinued. The S&P North American Health Care Sector Index was subsequently discontinued.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is an unmanaged capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted price index composed of 500 widely held common stocks.

Spliced Index (reflects no deduction for fees, expenses or taxes) is calculated by Hartford Funds Management Company, LLC (HFMC) and returns from 4/1/16 to 4/30/17 represent the S&P Composite 1500 Health Care Index and returns prior to 4/1/16 represent the S&P North American Health Care Sector Index.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from HFMC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

12

The Hartford Healthcare Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Healthcare Class A	1.32%	1.32%
Healthcare Class B	2.20%	2.22%
Healthcare Class C	2.05%	2.05%
Healthcare Class I	1.05%	1.05%
Healthcare Class R3	1.61%	1.61%
Healthcare Class R4	1.31%	1.31%
Healthcare Class R5	1.01%	1.01%
Healthcare Class Y	0.96%	0.96%
Healthcare Class F	0.91%	0.91%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Risks of focusing investments on the healthcare-related sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes, potential product obsolescence, and liquidity risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Small- and mid-cap securities can have greater risk and volatility than large-cap securities.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Biotechnology	23.4%
Food & Staples Retailing	1.5
Health Care Equipment & Supplies	23.7
Health Care Providers & Services	18.9
Healthcare Technology	1.8
Life Sciences Tools & Services	4.4
Pharmaceuticals	23.8

Total	97.5%
Short-Term Investments	2.3
Other Assets & Liabilities	0.2

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

The Hartford MidCap Fund inception 12/31/1997

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
MidCap A2	15.55%	18.03%	13.86%	8.05%
MidCap A3	9.19%	11.54%	12.58%	7.44%
MidCap B2	14.98%	16.95%	12.83%	7.33%	[4]
MidCap B3	9.98%	11.95%	12.59%	7.33%	[4]
MidCap C2	15.13%	17.17%	13.04%	7.29%
MidCap C3	14.13%	16.17%	13.04%	7.29%
MidCap I2	15.66%	18.23%	14.13%	8.28%
MidCap R3[2]	15.32%	17.64%	13.50%	7.91%
MidCap R4[2]	15.49%	18.01%	13.86%	8.17%
MidCap R5[2]	15.65%	18.38%	14.20%	8.43%
MidCap R6[2]	15.72%	18.46%	14.31%	8.52%
MidCap Y2	15.72%	18.47%	14.31%	8.52%
MidCap F2	15.66%	18.23%	14.13%	8.28%
S&P MidCap 400 Index	15.68%	20.45%	13.56%	8.73%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held.

Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 2/27/09. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 5/29/09. Performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 2/27/09 through 2/27/17 and Class A shares (excluding sales charges) prior to 2/27/09.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the mid-cap U.S. equity market.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

14

The Hartford MidCap Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
MidCap Class A	1.16%	1.16%
MidCap Class B	2.05%	2.05%
MidCap Class C	1.88%	1.88%
MidCap Class I	0.87%	1.01%
MidCap Class R3	1.47%	1.47%
MidCap Class R4	1.17%	1.17%
MidCap Class R5	0.86%	0.86%
MidCap Class R6	0.76%	0.76%
MidCap Class Y	0.81%	0.81%
MidCap Class F	0.76%	0.76%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for Class I on operating expenses and contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Mid-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	7.4%
Consumer Staples	0.7
Energy	3.2
Financials	15.8
Health Care	16.0
Industrials	22.9
Information Technology	27.5
Materials	3.6
Utilities	2.3

Total	99.4%

Short-Term Investments	0.5
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

15

The Hartford MidCap Value Fund inception 04/30/2001

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
MidCap Value A2	12.09%	14.88%	11.67%	6.01%
MidCap Value A3	5.92%	8.57%	10.41%	5.41%
MidCap Value B2	11.60%	13.99%	10.77%	5.38%	[4]
MidCap Value B3	6.60%	8.99%	10.50%	5.38%	[4]
MidCap Value C2	11.64%	14.14%	10.88%	5.23%
MidCap Value C3	10.64%	13.14%	10.88%	5.23%
MidCap Value I2	12.19%	15.13%	12.02%	6.26%
MidCap Value R3[2]	11.91%	14.56%	11.38%	5.96%
MidCap Value R4[2]	12.05%	14.99%	11.73%	6.19%
MidCap Value R5[2]	12.31%	15.38%	12.07%	6.41%
MidCap Value Y2	12.36%	15.43%	12.18%	6.47%
MidCap Value F2	12.27%	15.21%	12.03%	6.26%
Russell 2500 Value Index	14.43%	20.66%	13.03%	6.56%
Russell MidCap Value Index	12.42%	17.52%	14.26%	7.16%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00%

on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 5/28/10 through 2/27/17 and Class A shares (excluding sales charges) prior to 5/28/10.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies based on total market capitalization.

Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

16

The Hartford MidCap Value Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
MidCap Value Class A	1.28%	1.28%
MidCap Value Class B	2.10%	2.40%
MidCap Value Class C	2.00%	2.00%
MidCap Value Class I	1.04%	1.04%
MidCap Value Class R3	1.54%	1.54%
MidCap Value Class R4	1.24%	1.24%
MidCap Value Class R5	0.94%	0.94%
MidCap Value Class Y	0.88%	0.88%
MidCap Value Class F	0.83%	0.83%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Mid-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. Value investing may go out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	9.2%
Consumer Staples	2.3
Energy	6.7
Financials	22.4
Health Care	5.1
Industrials	12.8
Information Technology	16.8
Materials	8.6
Real Estate	7.8
Telecommunication Services	1.0
Utilities	5.3

Total	98.0%

Short-Term Investments	1.9
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

17

Hartford Small Cap Core Fund inception 01/01/2005

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Small Cap Core A2	17.09%	20.10%	11.16%	5.98%
Small Cap Core A3	10.65%	13.49%	9.91%	5.39%
Small Cap Core B2	16.59%	19.14%	10.32%	5.44%	[4]
Small Cap Core B3	11.59%	14.14%	10.05%	5.44%	[4]
Small Cap Core C2	16.65%	19.24%	10.33%	5.23%
Small Cap Core C3	15.65%	18.24%	10.33%	5.23%
Small Cap Core I2	17.25%	20.47%	11.30%	6.05%
Small Cap Core R3[2]	16.86%	19.79%	10.91%	6.05%
Small Cap Core R4[2]	17.05%	20.17%	11.26%	6.23%
Small Cap Core R5[2]	17.29%	20.52%	11.58%	6.40%
Small Cap Core Y2	17.26%	20.57%	11.63%	6.43%
Small Cap Core F2	17.25%	20.47%	11.30%	6.05%
Russell 2000 Index	18.37%	25.63%	12.95%	7.05%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class I shares commenced operations on 03/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes the Fund’s performance when it invested, prior to 2/1/10, at least 80% of its assets in common stocks of mid-capitalization companies and prior to 7/10/15, at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 6/4/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Russell 2000 Index (reflects no deduction for fees, expenses or taxes) measures the performance of the small-cap segment of the U.S. equity universe.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/ reimbursements, please see the prospectus.

18

Hartford Small Cap Core Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Small Cap Core Class A	1.40%	1.44%
Small Cap Core Class B	2.15%	2.35%
Small Cap Core Class C	2.15%	2.17%
Small Cap Core Class I	1.10%	1.10%
Small Cap Core Class R3	1.60%	1.70%
Small Cap Core Class R4	1.30%	1.39%
Small Cap Core Class R5	1.00%	1.09%
Small Cap Core Class Y	0.95%	1.02%
Small Cap Core Class F	0.95%	0.97%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Small-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.1%
Consumer Staples	4.2
Energy	3.5
Financials	18.9
Health Care	14.9
Industrials	13.4
Information Technology	15.0
Materials	5.7
Real Estate	8.4
Telecommunication Services	0.9
Utilities	1.4

Total	99.4%

Short-Term Investments	0.8
Other Assets & Liabilities	(0.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

19

The Hartford Small Cap Growth Fund inception 01/04/1988

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Small Cap Growth A2	18.69%	24.80%	13.34%	8.00%
Small Cap Growth A3	12.16%	17.93%	12.06%	7.39%
Small Cap Growth B2	18.20%	23.74%	12.43%	7.39%	[4]
Small Cap Growth B3	13.20%	18.74%	12.18%	7.39%	[4]
Small Cap Growth C2	18.27%	23.94%	12.55%	7.19%
Small Cap Growth C3	17.27%	22.94%	12.55%	7.19%
Small Cap Growth I2	18.82%	25.10%	13.68%	8.24%
Small Cap Growth R3[2]	18.52%	24.46%	13.07%	7.72%
Small Cap Growth R4[2]	18.69%	24.83%	13.42%	8.02%
Small Cap Growth R5[2]	18.87%	25.22%	13.77%	8.34%
Small Cap Growth R6[2]	18.91%	25.32%	13.84%	8.42%
Small Cap Growth Y2	18.93%	25.33%	13.87%	8.44%
Small Cap Growth F2	18.88%	25.17%	13.69%	8.25%
Russell 2000 Growth Index	18.48%	24.06%	12.89%	7.97%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s pervious additional sub-adviser, Hartford Investment Management Company. As of 7/21/10, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, NYSE MKT LLC and Nasdaq.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Effective 3/6/15, the Fund was closed to new investors until further notice. For more information, please see the Fund’s prospectus.

20

The Hartford Small Cap Growth Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Small Cap Growth Class A	1.24%	1.24%
Small Cap Growth Class B	2.08%	2.34%
Small Cap Growth Class C	1.93%	1.93%
Small Cap Growth Class I	0.98%	0.98%
Small Cap Growth Class R3	1.50%	1.50%
Small Cap Growth Class R4	1.18%	1.18%
Small Cap Growth Class R5	0.88%	0.88%
Small Cap Growth Class R6	0.78%	0.78%
Small Cap Growth Class Y	0.83%	0.83%
Small Cap Growth Class F	0.78%	0.78%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Small-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. Growth investing may go out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.3%
Consumer Staples	3.5
Energy	1.8
Financials	7.9
Health Care	20.7
Industrials	17.0
Information Technology	24.1
Materials	4.3
Real Estate	3.4
Telecommunication Services	0.6
Utilities	0.1

Total	98.7%

Short-Term Investments	1.3
Other Assets & Liabilities	0.0 *

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

*	Percentage rounds to zero.

21

The Hartford Small Company Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Small Company A2	17.15%	21.56%	8.96%	5.20%
Small Company A3	10.71%	14.87%	7.73%	4.60%
Small Company B2	16.70%	20.64%	8.12%	4.61%	[4]
Small Company B3	11.70%	15.64%	7.90%	4.61%	[4]
Small Company C2	16.72%	20.68%	8.18%	4.44%
Small Company C3	15.72%	19.68%	8.18%	4.44%
Small Company I2	17.29%	21.88%	9.23%	5.46%
Small Company R3[2]	17.07%	21.41%	8.76%	4.99%
Small Company R4[2]	17.22%	21.71%	9.09%	5.32%
Small Company R5[2]	17.41%	22.12%	9.42%	5.62%
Small Company R6[2]	17.43%	22.19%	9.52%	5.73%
Small Company Y2	17.38%	22.14%	9.51%	5.73%
Small Company F2	17.29%	21.88%	9.23%	5.46%
Russell 2000 Growth Index	18.48%	24.06%	12.89%	7.97%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s pervious additional sub-adviser, Hartford Investment Management Company. As of 7/21/10, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, NYSE MKT LLC and Nasdaq.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

22

The Hartford Small Company Fund

Fund Summary

Date (Unaudited)

Operating Expenses*

	Net	Gross
Small Company Class A	1.41%	1.43%
Small Company Class B	2.16%	2.45%
Small Company Class C	2.13%	2.13%
Small Company Class I	1.16%	1.23%
Small Company Class R3	1.56%	1.60%
Small Company Class R4	1.26%	1.29%
Small Company Class R5	0.96%	0.99%
Small Company Class R6	0.89%	0.89%
Small Company Class Y	0.91%	0.94%
Small Company Class F	0.89%	0.89%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Small-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. Growth investing may go out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.2%
Consumer Staples	0.2
Energy	1.7
Financials	9.7
Health Care	18.2
Industrials	17.6
Information Technology	30.6
Materials	4.0
Real Estate	4.2

Total	98.4%

Short-Term Investments	1.5
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

23

The Hartford Value Opportunities Fund inception 01/02/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Value Opportunities A2	11.03%	16.00%	11.50%	4.64%
Value Opportunities A3	4.92%	9.62%	10.25%	4.04%
Value Opportunities B2	10.55%	14.95%	10.62%	4.08%	[4]
Value Opportunities B3	5.55%	9.95%	10.35%	4.08%	[4]
Value Opportunities C2	10.62%	15.15%	10.68%	3.86%
Value Opportunities C3	9.62%	14.15%	10.68%	3.86%
Value Opportunities I2	11.14%	16.31%	11.85%	4.94%
Value Opportunities R3[2]	10.85%	15.64%	11.20%	4.36%
Value Opportunities R4[2]	11.00%	16.00%	11.56%	4.69%
Value Opportunities R5[2]	11.19%	16.35%	11.88%	5.00%
Value Opportunities Y2	11.27%	16.48%	11.93%	5.05%
Value Opportunities F2	11.20%	16.37%	11.86%	4.95%
Russell 3000 Value Index	12.18%	17.33%	13.28%	5.57%
Russell 1000 Value Index	11.69%	16.55%	13.32%	5.53%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

24

The Hartford Value Opportunities Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Value Opportunities Class A	1.23%	1.23%
Value Opportunities Class B	2.10%	2.40%
Value Opportunities Class C	1.95%	1.95%
Value Opportunities Class I	0.90%	0.90%
Value Opportunities Class R3	1.53%	1.53%
Value Opportunities Class R4	1.20%	1.20%
Value Opportunities Class R5	0.90%	0.90%
Value Opportunities Class Y	0.85%	0.85%
Value Opportunities Class F	0.80%	0.80%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Small- and mid-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. Value investing may go out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	9.0%
Consumer Staples	3.7
Energy	9.0
Financials	22.2
Health Care	12.4
Industrials	7.5
Information Technology	12.7
Materials	5.5
Real Estate	8.0
Telecommunication Services	2.2
Utilities	6.8

Total	99.0%

Short-Term Investments	1.2
Other Assets & Liabilities	(0.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

25

Domestic Equity Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2016 through April 30, 2017, except as indicated below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to a Fund’s annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Hartford Capital Appreciation Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,132.40	$5.76		$1,000.00	$1,019.39	$5.46	1.09%	181	365
Class B	$1,000.00	$1,127.20	$10.60		$1,000.00	$1,014.83	$10.04	2.01%	181	365
Class C	$1,000.00	$1,128.10	$9.60		$1,000.00	$1,015.77	$9.10	1.82%	181	365
Class I	$1,000.00	$1,134.00	$4.29		$1,000.00	$1,020.78	$4.06	0.81%	181	365
Class R3	$1,000.00	$1,130.70	$7.40		$1,000.00	$1,017.85	$7.00	1.40%	181	365
Class R4	$1,000.00	$1,132.10	$5.82		$1,000.00	$1,019.34	$5.51	1.10%	181	365
Class R5	$1,000.00	$1,134.10	$4.23		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R6	$1,000.00	$1,134.40	$3.76		$1,000.00	$1,021.27	$3.56	0.71%	181	365
Class Y	$1,000.00	$1,134.40	$3.76		$1,000.00	$1,021.27	$3.56	0.71%	181	365
Class F(1)	$1,000.00	$1,022.80	$1.20	(2)	$1,000.00	$1,021.27	$3.56	0.71%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

26

Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

Hartford Core Equity Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,118.90	$3.99		$1,000.00	$1,021.03	$3.81	0.76%	181	365
Class B	$1,000.00	$1,114.80	$8.08		$1,000.00	$1,017.16	$7.70	1.54%	181	365
Class C	$1,000.00	$1,115.10	$7.87		$1,000.00	$1,017.36	$7.50	1.50%	181	365
Class I	$1,000.00	$1,120.70	$2.73		$1,000.00	$1,022.22	$2.61	0.52%	181	365
Class R3	$1,000.00	$1,117.60	$5.72		$1,000.00	$1,019.39	$5.46	1.09%	181	365
Class R4	$1,000.00	$1,118.90	$4.15		$1,000.00	$1,020.88	$3.96	0.79%	181	365
Class R5	$1,000.00	$1,120.60	$2.58		$1,000.00	$1,022.37	$2.46	0.49%	181	365
Class R6	$1,000.00	$1,121.10	$2.16		$1,000.00	$1,022.76	$2.06	0.41%	181	365
Class Y	$1,000.00	$1,121.10	$2.10		$1,000.00	$1,022.81	$2.01	0.40%	181	365
Class F(2)	$1,000.00	$1,013.80	$0.69	(3)	$1,000.00	$1,022.76	$2.06	0.41%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Dividend and Growth Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,128.80	$5.28		$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class B	$1,000.00	$1,124.40	$10.22		$1,000.00	$1,015.17	$9.69	1.94%	181	365
Class C	$1,000.00	$1,125.20	$9.17		$1,000.00	$1,016.17	$8.70	1.74%	181	365
Class I	$1,000.00	$1,130.10	$4.23		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R3	$1,000.00	$1,127.10	$7.12		$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R4	$1,000.00	$1,128.90	$5.54		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class R5	$1,000.00	$1,130.60	$3.91		$1,000.00	$1,021.13	$3.71	0.74%	181	365
Class R6	$1,000.00	$1,131.10	$3.43		$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class Y	$1,000.00	$1,131.50	$3.44		$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class F(2)	$1,000.00	$999.10	$1.07	(3)	$1,000.00	$1,021.62	$3.21	0.64%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

27

Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford Equity Income Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,117.40	$5.30		$1,000.00	$1,019.79	$5.06	1.01%	181	365
Class B	$1,000.00	$1,115.70	$6.29		$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class C	$1,000.00	$1,112.80	$9.12		$1,000.00	$1,016.17	$8.70	1.74%	181	365
Class I	$1,000.00	$1,118.10	$4.04		$1,000.00	$1,020.98	$3.86	0.77%	181	365
Class R3	$1,000.00	$1,115.30	$7.19		$1,000.00	$1,018.00	$6.85	1.37%	181	365
Class R4	$1,000.00	$1,116.20	$5.56		$1,000.00	$1,019.54	$5.31	1.06%	181	365
Class R5	$1,000.00	$1,118.50	$3.99		$1,000.00	$1,021.03	$3.81	0.76%	181	365
Class R6	$1,000.00	$1,118.80	$3.47		$1,000.00	$1,021.52	$3.31	0.66%	181	365
Class Y	$1,000.00	$1,119.40	$3.47		$1,000.00	$1,021.52	$3.31	0.66%	181	365
Class F(1)	$1,000.00	$1,003.40	$1.10	(2)	$1,000.00	$1,021.52	$3.31	0.66%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Growth Opportunities Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,112.10	$5.87		$1,000.00	$1,019.24	$5.61	1.12%	181	365
Class B	$1,000.00	$1,106.90	$10.71		$1,000.00	$1,014.63	$10.24	2.05%	181	365
Class C	$1,000.00	$1,107.90	$9.77		$1,000.00	$1,015.52	$9.35	1.87%	181	365
Class I	$1,000.00	$1,113.10	$4.82		$1,000.00	$1,020.23	$4.61	0.92%	181	365
Class R3	$1,000.00	$1,110.10	$7.59		$1,000.00	$1,017.60	$7.25	1.45%	181	365
Class R4	$1,000.00	$1,111.70	$6.02		$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class R5	$1,000.00	$1,113.60	$4.45		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class R6	$1,000.00	$1,114.10	$3.98		$1,000.00	$1,021.03	$3.81	0.76%	181	365
Class Y	$1,000.00	$1,114.10	$3.98		$1,000.00	$1,021.03	$3.81	0.76%	181	365
Class F(1)	$1,000.00	$1,044.90	$1.28	(2)	$1,000.00	$1,021.08	$3.76	0.75%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

28

Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford Healthcare Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,183.70	$7.09		$1,000.00	$1,018.30	$6.56	1.31%	181	365
Class B	$1,000.00	$1,178.30	$11.94		$1,000.00	$1,013.84	$11.04	2.21%	181	365
Class C	$1,000.00	$1,179.10	$11.08		$1,000.00	$1,014.63	$10.24	2.05%	181	365
Class I	$1,000.00	$1,185.10	$5.63		$1,000.00	$1,019.64	$5.21	1.04%	181	365
Class R3	$1,000.00	$1,181.70	$8.76		$1,000.00	$1,016.76	$8.10	1.62%	181	365
Class R4	$1,000.00	$1,183.30	$7.09		$1,000.00	$1,018.30	$6.56	1.31%	181	365
Class R5	$1,000.00	$1,185.20	$5.53		$1,000.00	$1,019.74	$5.11	1.02%	181	365
Class Y	$1,000.00	$1,185.90	$4.93		$1,000.00	$1,020.28	$4.56	0.91%	181	365
Class F(1)	$1,000.00	$1,020.60	$1.54	(2)	$1,000.00	$1,020.28	$4.56	0.91%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford MidCap Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,155.50	$6.04		$1,000.00	$1,019.19	$5.66	1.13%	181	365
Class B	$1,000.00	$1,149.80	$10.93		$1,000.00	$1,014.63	$10.24	2.05%	181	365
Class C	$1,000.00	$1,151.30	$9.97		$1,000.00	$1,015.52	$9.35	1.87%	181	365
Class I	$1,000.00	$1,156.60	$4.87		$1,000.00	$1,020.28	$4.56	0.91%	181	365
Class R3	$1,000.00	$1,153.20	$7.79		$1,000.00	$1,017.56	$7.30	1.46%	181	365
Class R4	$1,000.00	$1,154.90	$6.20		$1,000.00	$1,019.04	$5.81	1.16%	181	365
Class R5	$1,000.00	$1,156.50	$4.54		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class R6	$1,000.00	$1,157.20	$4.01		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class Y	$1,000.00	$1,157.20	$4.01		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class F(1)	$1,000.00	$1,011.60	$1.28	(2)	$1,000.00	$1,021.03	$3.81	0.76%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

29

Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford MidCap Value Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,120.90	$6.42		$1,000.00	$1,018.75	$6.11	1.22%	181	365
Class B	$1,000.00	$1,116.00	$11.02		$1,000.00	$1,014.38	$10.49	2.10%	181	365
Class C	$1,000.00	$1,116.40	$10.29		$1,000.00	$1,015.08	$9.79	1.96%	181	365
Class I	$1,000.00	$1,121.90	$5.79		$1,000.00	$1,019.34	$5.51	1.10%	181	365
Class R3	$1,000.00	$1,119.10	$7.99		$1,000.00	$1,017.26	$7.60	1.52%	181	365
Class R4	$1,000.00	$1,120.50	$6.36		$1,000.00	$1,018.79	$6.06	1.21%	181	365
Class R5	$1,000.00	$1,123.10	$4.79		$1,000.00	$1,020.28	$4.56	0.91%	181	365
Class Y	$1,000.00	$1,123.60	$4.26		$1,000.00	$1,020.78	$4.06	0.81%	181	365
Class F(1)	$1,000.00	$984.00	$1.33	(2)	$1,000.00	$1,020.83	$4.01	0.80%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

Hartford Small Cap Core Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,170.90	$6.84		$1,000.00	$1,018.50	$6.36	1.27%	181	365
Class B	$1,000.00	$1,165.90	$11.01		$1,000.00	$1,014.63	$10.24	2.05%	181	365
Class C	$1,000.00	$1,166.50	$10.80		$1,000.00	$1,014.83	$10.04	2.01%	181	365
Class I	$1,000.00	$1,172.50	$5.28		$1,000.00	$1,019.94	$4.91	0.98%	181	365
Class R3	$1,000.00	$1,168.60	$8.07		$1,000.00	$1,017.36	$7.50	1.50%	181	365
Class R4	$1,000.00	$1,170.50	$6.46		$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class R5	$1,000.00	$1,172.90	$4.85		$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class Y	$1,000.00	$1,172.60	$4.58		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class F(2)	$1,000.00	$1,015.90	$1.43	(3)	$1,000.00	$1,020.58	$4.26	0.85%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

30

Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford Small Cap Growth Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,186.90	$6.45		$1,000.00	$1,018.89	$5.96	1.19%	181	365
Class B	$1,000.00	$1,182.00	$11.14		$1,000.00	$1,014.58	$10.29	2.06%	181	365
Class C	$1,000.00	$1,182.70	$10.28		$1,000.00	$1,015.37	$9.49	1.90%	181	365
Class I	$1,000.00	$1,188.20	$5.10		$1,000.00	$1,020.13	$4.71	0.94%	181	365
Class R3	$1,000.00	$1,185.20	$8.07		$1,000.00	$1,017.41	$7.45	1.49%	181	365
Class R4	$1,000.00	$1,186.90	$6.34		$1,000.00	$1,018.99	$5.86	1.17%	181	365
Class R5	$1,000.00	$1,188.70	$4.72		$1,000.00	$1,020.48	$4.36	0.87%	181	365
Class R6	$1,000.00	$1,189.10	$4.18		$1,000.00	$1,020.98	$3.86	0.77%	181	365
Class Y	$1,000.00	$1,189.30	$4.18		$1,000.00	$1,020.98	$3.86	0.77%	181	365
Class F(1)	$1,000.00	$1,028.30	$1.31	(2)	$1,000.00	$1,020.98	$3.86	0.77%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Small Company Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,171.50	$7.54		$1,000.00	$1,017.85	$7.00	1.40%	181	365
Class B	$1,000.00	$1,167.00	$11.55		$1,000.00	$1,014.13	$10.74	2.15%	181	365
Class C	$1,000.00	$1,167.20	$11.39		$1,000.00	$1,014.28	$10.59	2.12%	181	365
Class I	$1,000.00	$1,172.90	$6.20		$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class R3	$1,000.00	$1,170.70	$8.34		$1,000.00	$1,017.11	$7.75	1.55%	181	365
Class R4	$1,000.00	$1,172.20	$6.73		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R5	$1,000.00	$1,174.10	$5.12		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class R6	$1,000.00	$1,174.30	$4.80		$1,000.00	$1,020.38	$4.46	0.89%	181	365
Class Y	$1,000.00	$1,173.80	$4.85		$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class F(2)	$1,000.00	$1,027.20	$1.52	(3)	$1,000.00	$1,020.33	$4.51	0.90%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

31

Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford Value Opportunities Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,110.30	$6.28		$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class B	$1,000.00	$1,105.50	$10.91		$1,000.00	$1,014.43	$10.44	2.09%	181	365
Class C	$1,000.00	$1,106.20	$10.08		$1,000.00	$1,015.22	$9.64	1.93%	181	365
Class I	$1,000.00	$1,111.40	$4.87		$1,000.00	$1,020.18	$4.66	0.93%	181	365
Class R3	$1,000.00	$1,108.50	$7.95		$1,000.00	$1,017.26	$7.60	1.52%	181	365
Class R4	$1,000.00	$1,110.00	$6.28		$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class R5	$1,000.00	$1,111.90	$4.77		$1,000.00	$1,020.28	$4.56	0.91%	181	365
Class Y	$1,000.00	$1,112.70	$4.19		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class F(1)	$1,000.00	$989.80	$1.33	(2)	$1,000.00	$1,020.83	$4.01	0.80%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

32

The Hartford Capital Appreciation Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3%
	Automobiles & Components - 2.9%
761,539	Delphi Automotive plc	$61,227,736
2,957,787	Goodyear Tire & Rubber Co.	107,160,623
280,990	Magna International, Inc.	11,737,335
1,743,700	Tata Motors Ltd. ADR	62,197,779

		242,323,473

	Banks - 11.2%
18,147,456	Banco Santander S.A.	118,265,550
8,886,629	Bank of America Corp.	207,413,921
1,356,541	CaixaBank S.A.	6,159,294
1,802,195	Citigroup, Inc.	106,545,768
175,567	Comerica, Inc.	12,412,587
1,883,594	FinecoBank Banca Fineco S.p.A.	13,418,232
3,127,956	ICICI Bank Ltd.	13,487,952
6,451,700	ICICI Bank Ltd. ADR	55,291,069
6,213,170	Itau Unibanco Holding S.A. ADR	76,421,991
1,427,765	JP Morgan Chase & Co.	124,215,555
930,904	PNC Financial Services Group, Inc.	111,475,754
257,010	Sumitomo Mitsui Financial Group, Inc.	9,542,939
827,043	UniCredit S.p.A.*	13,466,316
434,073	US Bancorp	22,259,264
1,020,363	Wells Fargo & Co.	54,936,344

		945,312,536

	Capital Goods - 3.5%
1,504,703	AerCap Holdings N.V.*	69,231,385
199,414	Airbus SE	16,131,116
605,523	AMETEK, Inc.	34,635,916
232,247	Cie de Saint-Gobain	12,531,311
166,900	Eaton Corp. plc	12,624,316
1,396,268	Fastenal Co.	62,385,254
38,277	General Dynamics Corp.	7,417,700
806,800	Harry’s, Inc.*(1)(2)(3)	11,351,676
46,125	Honeywell International, Inc.	6,048,833
2,187,000	Kawasaki Heavy Industries Ltd.	6,621,383
82,745	Lockheed Martin Corp.	22,295,640
237,849	Middleby Corp.*	32,378,384
23,037	Siemens AG	3,304,493

		296,957,407

	Commercial & Professional Services - 0.9%
118,126	Equifax, Inc.	15,983,629
267,710	IHS Markit Ltd.*	11,618,614
4,595	Klarna Holding AB*(1)(2)(3)	499,524
256,260	Nielsen Holdings plc	10,539,974
918,064	TransUnion*	36,750,102

		75,391,843

	Consumer Durables & Apparel - 2.5%
1,436,572	Crocs, Inc.*	8,949,844
1,792,275	NIKE, Inc. Class B	99,309,958
2,951,300	Sony Corp.	101,271,843

		209,531,645

	Consumer Services - 2.5%
56,092	Chipotle Mexican Grill, Inc.*	26,613,971
62,646	Churchill Downs, Inc.	10,449,353
1,215,380	Hilton Worldwide Holdings, Inc.	71,670,959
521,256	Las Vegas Sands Corp.	30,748,892
221,953	McDonald’s Corp.	31,057,883
327,927	Wynn Resorts Ltd.	40,338,300

		210,879,358

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Diversified Financials - 4.2%
480,697	American Express Co.	$38,095,237
64,538	BlackRock, Inc.	24,819,379
2,649,952	Blackstone Group L.P.	81,724,520
2,151,487	Deutsche Bank AG*	38,801,000
369,092	Goldman Sachs Group, Inc.	82,602,789
214,907	Intercontinental Exchange, Inc.	12,937,401
408,983	Ocelot Partners Ltd.*(1)	4,089,830
573,440	OneMain Holdings, Inc.*	13,372,621
1,545,957	Saban Capital Acquisition Corp. UNIT*	16,495,361
950,644	Synchrony Financial	26,427,903
290,284	TD Ameritrade Holding Corp.	11,109,169

		350,475,210

	Energy - 2.0%
315,526	Anadarko Petroleum Corp.	17,991,292
513,086	Baker Hughes, Inc.	30,461,916
12,662	Centennial Resource Development, Inc. Class A*	208,796
208,206	Diamondback Energy, Inc.*	20,787,287
858,589	Kinder Morgan, Inc.	17,712,691
648,753	Newfield Exploration Co.*	22,459,829
63,341	Pioneer Natural Resources Co.	10,957,360
285,143	WPX Energy, Inc.*	3,401,756
1,760,104	YPF S.A. ADR	45,463,486

		169,444,413

	Food & Staples Retailing - 0.7%
291,119	Costco Wholesale Corp.	51,679,445
290,830	Seven & I Holdings Co., Ltd.	12,282,904

		63,962,349

	Food, Beverage & Tobacco - 2.2%
269,825	Altria Group, Inc.	19,368,039
647,989	Coca-Cola Co.	27,960,725
84,940	JM Smucker Co.	10,763,597
516,960	Molson Coors Brewing Co. Class B	49,571,295
294,745	Mondelez International, Inc. Class A	13,272,367
1,171,051	Monster Beverage Corp.*	53,142,294
128,900	Post Holdings, Inc.*	10,852,091

		184,930,408

	Health Care Equipment & Services - 5.1%
212,998	ABIOMED, Inc.*	27,757,899
207,388	Align Technology, Inc.*	27,918,573
1,010,200	Boston Scientific Corp.*	26,649,076
611,637	Cardinal Health, Inc.	44,398,730
327,050	Edwards Lifesciences Corp.*	35,867,573
1,226,467	HCA Holdings, Inc.*	103,280,786
810,172	Hologic, Inc.*	36,579,266
81,022	Laboratory Corp. of America Holdings*	11,355,233
241,579	McKesson Corp.	33,407,960
523,176	Medtronic plc	43,470,694
114,410	Quest Diagnostics, Inc.	12,071,399
140,093	UnitedHealth Group, Inc.	24,499,464

		427,256,653

	Household & Personal Products - 1.3%
113,513	Beiersdorf AG	11,289,011
471,098	Colgate-Palmolive Co.	33,937,900
1,704,594	Coty, Inc. Class A	30,427,003
369,270	Estee Lauder Cos., Inc. Class A	32,178,188

		107,832,102

The accompanying notes are an integral part of these financial statements.

33

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Insurance - 4.4%
219,423	Aflac, Inc.	$16,430,394
208,039	Allstate Corp.	16,911,490
254,662	American International Group, Inc.	15,511,462
136,659	Aon plc	16,377,215
172,297	Arthur J Gallagher & Co.	9,615,896
418,294	Assicurazioni Generali S.p.A.	6,625,782
551,264	AXA S.A.	14,707,793
106,948	Axis Capital Holdings Ltd.	7,047,873
956,118	Chubb Ltd.	131,227,196
39,850	Everest Re Group Ltd.	10,030,644
229,192	Loews Corp.	10,684,931
414,340	Marsh & McLennan Cos., Inc.	30,715,024
65,508	Reinsurance Group of America, Inc.	8,191,120
52,056	RenaissanceRe Holdings Ltd.	7,400,802
463,500	Sony Financial Holdings, Inc.	7,709,262
112,684	Torchmark Corp.	8,643,990
142,214	Travelers Cos., Inc.	17,301,755
256,595	Willis Towers Watson plc	34,029,629

		369,162,258

	Materials - 3.4%
209,300	Dow Chemical Co.	13,144,040
484,855	Freeport-McMoRan, Inc.*	6,181,901
26,198,644	Glencore plc*	102,964,293
674,205	International Paper Co.	36,386,844
6,999,147	Ivanhoe Mines Ltd. Class A*	24,560,210
401,249	KapStone Paper & Packaging Corp.	8,462,342
162,974	LafargeHolcim Ltd.	9,241,997
89,180	Packaging Corp. of America	8,809,200
2,140,713	Platform Specialty Products Corp.*	30,333,903
148,935	Praxair, Inc.	18,613,896
780,962	Steel Dynamics, Inc.	28,223,967

		286,922,593

	Media - 1.9%
119,040	DISH Network Corp. Class A*	7,670,938
123,992	Time Warner, Inc.	12,308,686
2,572,895	Viacom, Inc. Class B	109,502,411
206,819	Walt Disney Co.	23,908,276
25,200	Weinstein Co. LLC*(1)(2)(3)	—
376,703	WPP plc	8,066,528

		161,456,839

	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
310,554	Alkermes plc*	18,089,771
221,798	Allergan plc	54,087,660
2,460,800	AstraZeneca plc ADR	74,439,200
4,573,271	Bristol-Myers Squibb Co.	256,331,840
436,200	Celgene Corp.*	54,110,610
111,944	Incyte Corp.*	13,912,400
406,342	Ionis Pharmaceuticals, Inc.*	19,581,621
298,296	Merck & Co., Inc.	18,592,790
33,810	Mettler-Toledo International, Inc.*	17,358,730
166,995	Mylan N.V.*	6,237,263
196,903	Novartis AG	15,158,590
726,837	Pfizer, Inc.	24,654,311
66,646	Regeneron Pharmaceuticals, Inc.*	25,891,305
121,938	TESARO, Inc.*	17,996,829
255,300	Thermo Fisher Scientific, Inc.	42,208,749

		658,651,669

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Real Estate - 1.7%
47,272	American Tower Corp. REIT	$5,953,436
785,402	LaSalle Hotel Properties REIT	22,431,081
352,987	Public Storage REIT	73,908,418
800,565	Realogy Holdings Corp.	24,457,261
294,162	Vonovia SE	10,649,893
153,417	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)	7,948,535

		145,348,624

	Retailing - 5.7%
200,292	Advance Auto Parts, Inc.	28,469,505
57,510	Amazon.com, Inc.*	53,196,175
264,514	CarMax, Inc.*	15,474,069
124,308	Expedia, Inc.	16,622,466
12,011	Honest Co.*(1)(2)(3)	384,592
10,615	JAND, Inc. Class A*(1)(2)(3)	81,735
832,151	L Brands, Inc.	43,945,894
875,278	Lowe’s Cos., Inc.	74,293,597
868,138	Netflix, Inc.*	132,130,604
31,359	Priceline Group, Inc.*	57,914,428
341,180	TJX Cos., Inc.	26,830,395
770,636	Tory Burch LLC*(1)(2)(3)	31,149,091

		480,492,551

	Semiconductors & Semiconductor Equipment - 5.0%
3,792,051	Advanced Micro Devices, Inc.*	50,434,278
200,694	Analog Devices, Inc.	15,292,883
345,175	Broadcom Ltd.	76,218,092
331,757	Intel Corp.	11,993,015
644,686	Microchip Technology, Inc.	48,725,368
885,080	Micron Technology, Inc.*	24,490,164
431,500	NVIDIA Corp.	45,005,450
1,334,170	QUALCOMM, Inc.	71,698,296
3,085,490	Taiwan Semiconductor Manufacturing Co., Ltd.	19,876,401
1,664,600	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	55,048,322

		418,782,269

	Software & Services - 17.9%
293,813	Accenture plc Class A	35,639,517
699,023	Activision Blizzard, Inc.	36,523,952
481,631	Adobe Systems, Inc.*	64,413,330
246,141	Akamai Technologies, Inc.*	14,999,833
1,132,087	Alibaba Group Holding Ltd. ADR*	130,756,048
166,091	Alliance Data Systems Corp.	41,461,296
145,315	Alphabet, Inc. Class C*	131,649,577
338,509	Autodesk, Inc.*	30,489,506
251,623	Automatic Data Processing, Inc.	26,292,087
2,609,879	Cadence Design Systems, Inc.*	85,003,759
129,031	Cap Gemini S.A.	12,918,836
150,650	CoStar Group, Inc.*	36,290,079
1,820,500	eBay, Inc.*	60,822,905
1,103,297	Facebook, Inc. Class A*	165,770,374
98,358	FleetCor Technologies, Inc.*	13,882,248
675,943	Genpact Ltd.	16,506,528
1,385,777	Global Payments, Inc.	113,301,128
132,073	IBM Corp.	21,169,981
2,579,508	Just Eat plc*	19,282,851
730,687	Microsoft Corp.	50,022,832
33,626	NetEase, Inc. ADR	8,924,004
12,564	Netmarble Games Corp.*(1)	1,750,834
577,785	Oracle Corp.	25,977,214
271,374	Salesforce.com, Inc.*	23,370,729

The accompanying notes are an integral part of these financial statements.

34

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Software & Services - 17.9% - (continued)
763,241	ServiceNow, Inc.*	$72,111,010
556,332	SS&C Technologies Holdings, Inc.	20,439,638
35,735	Trade Desk, Inc. Class A*	1,334,702
132,739	Ultimate Software Group, Inc.*	26,902,213
58,205	Veracode, Inc.*(1)(2)(3)	236,894
543,883	Verint Systems, Inc.*	21,374,602
225,747	VeriSign, Inc.*	20,073,423
340,124	Visa, Inc. Class A	31,026,111
944,038	Workday, Inc. Class A*	82,508,921
696,550	Zillow Group, Inc. Class A*	26,810,210
929,472	Zillow Group, Inc. Class C*	36,249,408

		1,506,286,580

	Technology Hardware & Equipment - 2.6%
228,232	Apple, Inc.	32,785,527
754,719	Cisco Systems, Inc.	25,713,276
5,242,200	Flex Ltd.*	81,044,412
28,863	Samsung Electronics Co., Ltd.	56,583,813
549,709	Trimble, Inc.*	19,476,190

		215,603,218

	Telecommunication Services - 0.8%
547,288	AT&T, Inc.	21,689,023
149,200	SoftBank Group Corp.	11,317,218
1,210,121	Sprint Corp.*	10,927,393
475,696	Verizon Communications, Inc.	21,839,203

		65,772,837

	Transportation - 3.7%
199,016	Alaska Air Group, Inc.	16,934,271
4,382,400	Azul S.A. (Preference Shares)*	33,081,490
420,015	Canadian National Railway Co.	30,359,972
1,291,133	CSX Corp.	65,641,202
312,700	FedEx Corp.	59,319,190
97,800	Knight Transportation, Inc.	3,354,540
228,851	Southwest Airlines Co.	12,866,003
818,925	Swift Transportation Co.*	20,129,176
293,533	Union Pacific Corp.	32,863,955
337,184	United Parcel Service, Inc. Class B	36,233,793

		310,783,592

	Utilities - 1.4%
255,400	American Electric Power Co., Inc.	17,323,782
273,751	Duke Energy Corp.	22,584,458
143,217	Entergy Corp.	10,921,728
264,628	PG&E Corp.	17,743,307
408,347	PPL Corp.	15,562,104
307,838	Public Service Enterprise Group, Inc.	13,560,264
407,750	Southern Co.	20,305,950

		118,001,593

	Total Common Stocks (cost $7,090,383,839)	$8,021,562,020

PREFERRED STOCKS - 3.1%
	Capital Goods - 0.0%
372,334	Lithium Technology Corp.*(1)(2)(3)	$1,943,584

	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C*(1)(2)(3)	898,460

	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.*(1)(2)(3)	86,665

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 3.1% - (continued)
	Consumer Services - 0.1%
10,074	Airbnb, Inc. Series E*(1)(2)(3)	$1,057,770
244,180	DraftKings, Inc.*(1)(2)(3)	534,754
952,691	DraftKings, Inc. Series D*(1)(2)(3)	2,572,266
1,939,742	DraftKings, Inc. Series D-1*(1)(2)(3)	6,304,161
106,461	DraftKings, Inc. Series E*(1)(2)(3)	210,793

		10,679,744

	Diversified Financials - 0.1%
348,919	Social Finance, Inc.*(1)(2)(3)	5,840,904

	Health Care Equipment & Services - 0.1%
956,830	Moderna Therapeutics, Inc. Series E*(1)(2)(3)	8,400,968

	Real Estate - 0.9%
245,862	Redfin Corp. Series G*(1)(2)(3)	1,099,003
762,484	WeWork Companies, Inc. Class D-1*(1)(2)(3)	39,504,296
599,094	WeWork Companies, Inc. Class D-2*(1)(2)(3)	31,039,060

		71,642,359

	Retailing - 0.1%
448,670	Coupang LLC*(1)(2)(3)	2,041,448
278,194	Honest Co.*(1)(2)(3)	9,586,565
23,702	JAND, Inc. Series D*(1)(2)(3)	220,192

		11,848,205

	Software & Services - 1.6%
143,626	Birst, Inc. Series F*(1)(2)(3)	264,272
25,867	Cloudera, Inc.*(1)(2)(3)	421,373
18,389	Dropbox, Inc. Series C*(1)(2)(3)	314,084
566,622	Essence Group Holdings Corp.*(1)(2)(3)	1,263,567
52,337	ForeScout Technologies, Inc.*(1)(2)(3)	592,978
12,426	General Assembly Space, Inc.*(1)(2)(3)	609,134
77,707	Lookout, Inc. Series F*(1)(2)(3)	608,446
95,031	MarkLogic Corp. Series F*(1)(2)(3)	992,124
2,286,050	Pinterest, Inc. Series G*(1)(2)(3)	16,002,350
47,064	Sharecare*(1)(2)(3)	14,119,200
2,000,820	Uber Technologies, Inc.*(1)(2)(3)	97,584,449
306,876	Zuora, Inc. Series F*(1)(2)(3)	1,390,148

		134,162,125

	Technology Hardware & Equipment - 0.2%
5,362,869	Rethink Robotics, Inc.*(1)(2)(3)	18,524,422

	Total Preferred Stocks (cost $154,019,588)	$264,027,436

CONVERTIBLE PREFERRED STOCKS - 0.0%
	Retailing - 0.0%
28,025	Honest Co. Series C*(1)(2)(3)	$902,685

	Total Convertible Preferred Stocks (cost $758,281)	$902,685

WARRANTS - 0.0%
	Diversified Financials - 0.0%
408,983	Ocelot Partners Ltd. Expires 4/1/20*	$184,042

	Total Warrants (cost $4,090)	$184,042

	Total Long-Term Investments (cost $7,245,165,798)	$8,286,676,183

The accompanying notes are an integral part of these financial statements.

35

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 3.8%
	Other Investment Pools & Funds - 3.8%
316,402,493	Fidelity Institutional Government Fund, Institutional Class	$316,402,493

	Total Short-Term Investments (cost $316,402,493)	$316,402,493

Total Investments (cost $7,561,568,291)^	102.2%	$8,603,078,676
Other Assets and Liabilities	(2.2)%	(181,484,880)

Total Net Assets	100.0%	$8,421,593,796

The accompanying notes are an integral part of these financial statements.

36

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,191,501,340
Unrealized Depreciation	(149,990,955)

Net Unrealized Appreciation	$1,041,510,385

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $322,422,832, which represented 3.8% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $316,582,168, which represented 3.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
07/2015	10,074	Airbnb, Inc. Series E Preferred	$937,833
03/2015	143,626	Birst, Inc. Series F Preferred	838,905
02/2014	25,867	Cloudera, Inc. Preferred	376,623
11/2014	448,670	Coupang LLC Preferred	1,396,764
12/2014	244,180	DraftKings, Inc. Preferred	439,837
08/2015	952,691	DraftKings, Inc. Series D Preferred	5,131,092
08/2015	1,939,742	DraftKings, Inc. Series D-1 Preferred	14,868,916
02/2014	106,461	DraftKings, Inc. Series E Preferred	157,087
01/2014	18,389	Dropbox, Inc. Series C Preferred	351,252
05/2014	566,622	Essence Group Holdings Corp. Preferred	895,999
11/2015	52,337	ForeScout Technologies, Inc. Preferred	621,083
07/2015	12,426	General Assembly Space, Inc. Preferred	609,134
06/2015	806,800	Harry’s, Inc.	10,846,942
01/2015	12,011	Honest Co.	324,985
08/2015	278,194	Honest Co. Preferred	12,728,766
08/2014	28,025	Honest Co. Series C Convertible Preferred	758,281
04/2015	10,615	JAND, Inc. Class A	121,916
04/2015	23,702	JAND, Inc. Series D Preferred	272,225
08/2015	4,595	Klarna Holding AB	503,982
08/2014	372,334	Lithium Technology Corp. Preferred	1,814,756
07/2014	77,707	Lookout, Inc. Series F Preferred	887,655
04/2015	95,031	MarkLogic Corp. Series F Preferred	1,103,709
12/2014	956,830	Moderna Therapeutics, Inc. Series E Preferred	5,900,771
01/2014	83,332	One Kings Lane, Inc. Preferred	1,284,729
03/2015	2,286,050	Pinterest, Inc. Series G Preferred	16,411,763
12/2014	245,862	Redfin Corp. Series G Preferred	810,779
03/2015	5,362,869	Rethink Robotics, Inc. Preferred	13,365,342
09/2015	33,739	Rubicon Global Holdings LLC Series C Preferred	673,447

The accompanying notes are an integral part of these financial statements.

37

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Period Acquired	Shares/Par	Security	Cost
03/2015	47,064	Sharecare Preferred	$11,759,882
09/2015	348,919	Social Finance, Inc. Preferred	5,504,651
11/2013	770,636	Tory Burch LLC	60,399,725
06/2014	2,000,820	Uber Technologies, Inc. Preferred	31,038,821
04/2017	58,205	Veracode, Inc.	—
12/2014	153,417	WeWork Companies, Inc. Class A, REIT	2,554,571
12/2014	762,484	WeWork Companies, Inc. Class D-1 Preferred	12,696,243
12/2014	599,094	WeWork Companies, Inc. Class D-2 Preferred	9,975,610
10/2005	25,200	Weinstein Co. LLC	23,636,380
01/2015	306,876	Zuora, Inc. Series F Preferred	1,165,914

			$253,166,370

At April 30, 2017, the aggregate value of these securities was $316,582,168, which represented 3.8% of total net assets.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Buy	07/14/17	CBK	$62,870,845	$63,122,138	$251,293
EUR	Sell	06/21/17	CBK	64,447,142	66,321,791	(1,874,649)
EUR	Sell	07/14/17	GSC	61,993,267	63,122,138	(1,128,871)
JPY	Sell	06/21/17	BNP	95,236,037	97,176,603	(1,940,566)

Total						$(4,692,793)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
CBK	Citibank NA
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

38

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$242,323,473	$242,323,473	$—	$—
Banks	945,312,536	770,972,253	174,340,283	—
Capital Goods	296,957,407	247,017,428	38,588,303	11,351,676
Commercial & Professional Services	75,391,843	74,892,319	—	499,524
Consumer Durables & Apparel	209,531,645	108,259,802	101,271,843	—
Consumer Services	210,879,358	210,879,358	—	—
Diversified Financials	350,475,210	335,079,450	15,395,760	—
Energy	169,444,413	169,444,413	—	—
Food & Staples Retailing	63,962,349	51,679,445	12,282,904	—
Food, Beverage & Tobacco	184,930,408	184,930,408	—	—
Health Care Equipment & Services	427,256,653	427,256,653	—	—
Household & Personal Products	107,832,102	96,543,091	11,289,011	—
Insurance	369,162,258	340,119,421	29,042,837	—
Materials	286,922,593	174,716,303	112,206,290	—
Media	161,456,839	153,390,311	8,066,528	—
Pharmaceuticals, Biotechnology & Life Sciences	658,651,669	643,493,079	15,158,590	—
Real Estate	145,348,624	126,750,196	10,649,893	7,948,535
Retailing	480,492,551	448,877,133	—	31,615,418
Semiconductors & Semiconductor Equipment	418,782,269	398,905,868	19,876,401	—
Software & Services	1,506,286,580	1,472,097,165	33,952,521	236,894
Technology Hardware & Equipment	215,603,218	159,019,405	56,583,813	—
Telecommunication Services	65,772,837	54,455,619	11,317,218	—
Transportation	310,783,592	310,783,592	—	—
Utilities	118,001,593	118,001,593	—	—
Preferred Stocks	264,027,436	—	—	264,027,436
Convertible Preferred Stocks	902,685	—	—	902,685
Warrants	184,042	184,042	—	—
Short-Term Investments	316,402,493	316,402,493	—	—
Foreign Currency Contracts(2)	251,293	—	251,293	—

Total	$8,603,329,969	$7,636,474,313	$650,273,488	$316,582,168

Liabilities
Foreign Currency Contracts(2)	$(4,944,086)	$—	$(4,944,086)	$—

Total	$(4,944,086)	$—	$(4,944,086)	$—

(1)	For the six-month period ended April 30, 2017, investments valued at $2,654,161 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions and there were no transfers between Level 1 and Level 2.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2017:

	Common Stocks	Corporate Bonds	Preferred Stocks	Convertible Preferred Stocks	Total
Beginning balance	$58,122,250	$157,087	$290,651,430	$1,051,218	$349,981,985
Conversions*	—	(157,087)	157,087	—	—
Purchases	—	—	—	—	—
Sales	—	—	(16,215,008)	—	(16,215,008)
Accrued discounts/(premiums)	—	—	—	—	—
Total realized gain/(loss)	—	—	1,357,783	—	1,357,783
Net change in unrealized appreciation/(depreciation)	(6,470,203)	—	(9,269,695)	(148,533)	(15,888,431)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	(2,654,161)	—	(2,654,161)

Ending balance	$51,652,047	$—	$264,027,436	$902,685	$316,582,168

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2017 was $(15,676,104).

*	Private Equity security that was a convertible note is now trading as a preferred stock.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

39

Hartford Core Equity Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Banks - 8.7%
3,122,257	Bank of America Corp.	$72,873,479
979,583	JP Morgan Chase & Co.	85,223,721
107,502	M&T Bank Corp.	16,706,886
517,871	PNC Financial Services Group, Inc.	62,015,052
91,394	SVB Financial Group*	16,079,860

		252,898,998

	Capital Goods - 7.0%
757,856	AMETEK, Inc.	43,349,363
368,375	Fortune Brands Home & Security, Inc.	23,480,223
99,879	General Dynamics Corp.	19,355,551
408,468	Honeywell International, Inc.	53,566,494
233,682	Illinois Tool Works, Inc.	32,269,147
185,880	Snap-on, Inc.	31,140,476

		203,161,254

	Commercial & Professional Services - 2.7%
245,587	Equifax, Inc.	33,230,377
407,312	IHS Markit Ltd.*	17,677,341
456,768	Republic Services, Inc.	28,771,816

		79,679,534

	Consumer Durables & Apparel - 2.6%
709,303	NIKE, Inc. Class B	39,302,479
653,258	VF Corp.	35,687,485

		74,989,964

	Consumer Services - 2.4%
860,868	Aramark	31,438,899
647,067	Starbucks Corp.	38,862,844

		70,301,743

	Diversified Financials - 2.0%
406,078	Capital One Financial Corp.	32,640,549
878,231	Synchrony Financial	24,414,822

		57,055,371

	Energy - 2.8%
320,734	Baker Hughes, Inc.	19,041,977
213,883	Concho Resources, Inc.*	27,090,421
383,416	EOG Resources, Inc.	35,465,980

		81,598,378

	Food & Staples Retailing - 3.3%
368,225	Costco Wholesale Corp.	65,367,302
1,021,720	Kroger Co.	30,293,998

		95,661,300

	Food, Beverage & Tobacco - 5.5%
766,501	Altria Group, Inc.	55,019,442
329,900	Molson Coors Brewing Co. Class B	31,634,111
996,161	Mondelez International, Inc. Class A	44,857,130
621,126	Monster Beverage Corp.*	28,186,698

		159,697,381

	Health Care Equipment & Services - 7.3%
194,427	Aetna, Inc.	26,261,255
301,410	Danaher Corp.	25,116,495
503,351	HCA Holdings, Inc.*	42,387,188
536,877	Hologic, Inc.*	24,239,996
513,440	Medtronic plc	42,661,730
281,987	UnitedHealth Group, Inc.	49,313,887

		209,980,551

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Household & Personal Products - 3.3%
682,479	Colgate-Palmolive Co.	$49,165,787
522,393	Estee Lauder Cos., Inc. Class A	45,521,326

		94,687,113

	Insurance - 4.2%
361,170	Allstate Corp.	29,359,509
414,382	Chubb Ltd.	56,873,930
834,545	XL Group Ltd.	34,925,708

		121,159,147

	Materials - 3.6%
620,824	Crown Holdings, Inc.*	34,822,018
452,396	Dow Chemical Co.	28,410,469
312,917	Ecolab, Inc.	40,394,456

		103,626,943

	Media - 2.3%
1,732,064	Comcast Corp. Class A	67,879,588

	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
169,517	Allergan plc	41,338,416
713,336	Bristol-Myers Squibb Co.	39,982,483
454,447	Eli Lilly & Co.	37,291,921
679,832	Merck & Co., Inc.	42,373,928
196,392	Thermo Fisher Scientific, Inc.	32,469,489

		193,456,237

	Retailing - 4.9%
396,031	Dollar Tree, Inc.*	32,779,486
300,688	Lowe’s Cos., Inc.	25,522,398
21,139	Priceline Group, Inc.*	39,039,928
553,805	TJX Cos., Inc.	43,551,225

		140,893,037

	Semiconductors & Semiconductor Equipment - 2.3%
355,741	Analog Devices, Inc.	27,107,464
180,682	Broadcom Ltd.	39,896,393

		67,003,857

	Software & Services - 14.0%
168,195	Accenture plc Class A	20,402,053
78,572	Alphabet, Inc. Class A*	72,641,385
18,178	Alphabet, Inc. Class C*	16,468,541
417,140	Automatic Data Processing, Inc.	43,586,959
825,316	eBay, Inc.*	27,573,808
242,648	Electronic Arts, Inc.*	23,007,883
374,805	Facebook, Inc. Class A*	56,314,451
557,656	GoDaddy, Inc. Class A*	21,703,972
451,161	Mastercard, Inc. Class A	52,479,048
431,816	Microsoft Corp.	29,562,123
536,793	PayPal Holdings, Inc.*	25,615,762
174,788	Workday, Inc. Class A*	15,276,471

		404,632,456

	Technology Hardware & Equipment - 5.1%
695,509	Apple, Inc.	99,909,868
539,415	Keysight Technologies, Inc.*	20,190,303
321,581	Motorola Solutions, Inc.	27,646,319

		147,746,490

	Transportation - 1.2%
184,203	FedEx Corp.	34,943,309

	Utilities - 4.8%
692,573	American Electric Power Co., Inc.	46,977,227

The accompanying notes are an integral part of these financial statements.

40

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Utilities - 4.8% - (continued)
414,063	NextEra Energy, Inc.	$55,302,254
441,687	Pinnacle West Capital Corp.	37,583,147

		139,862,628

	Total Common Stocks (cost $2,487,947,177)	$2,800,915,279

	Total Long-Term Investments (cost $2,487,947,177)	$2,800,915,279

SHORT-TERM INVESTMENTS - 3.5%
	Other Investment Pools & Funds - 3.5%
101,661,026	Fidelity Institutional Government Fund, Institutional Class	$101,661,026

	Total Short-Term Investments (cost $101,661,026)	$101,661,026

Total Investments (cost $2,589,608,203)^	100.2%	$2,902,576,305
Other Assets and Liabilities	(0.2)%	(7,032,019)

Total Net Assets	100.0%	$2,895,544,286

The accompanying notes are an integral part of these financial statements.

41

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$342,295,795
Unrealized Depreciation	(29,327,693)

Net Unrealized Appreciation	$312,968,102

*	Non-income producing.

Futures Contracts Outstanding at April 30, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	584	06/16/2017	$69,029,387	$69,510,600	$481,213

Total futures contracts					$481,213

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poor’s

The accompanying notes are an integral part of these financial statements.

42

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$252,898,998	$252,898,998	$—	$—
Capital Goods	203,161,254	203,161,254	—	—
Commercial & Professional Services	79,679,534	79,679,534	—	—
Consumer Durables & Apparel	74,989,964	74,989,964	—	—
Consumer Services	70,301,743	70,301,743	—	—
Diversified Financials	57,055,371	57,055,371	—	—
Energy	81,598,378	81,598,378	—	—
Food & Staples Retailing	95,661,300	95,661,300	—	—
Food, Beverage & Tobacco	159,697,381	159,697,381	—	—
Health Care Equipment & Services	209,980,551	209,980,551	—	—
Household & Personal Products	94,687,113	94,687,113	—	—
Insurance	121,159,147	121,159,147	—	—
Materials	103,626,943	103,626,943	—	—
Media	67,879,588	67,879,588	—	—
Pharmaceuticals, Biotechnology & Life Sciences	193,456,237	193,456,237	—	—
Retailing	140,893,037	140,893,037	—	—
Semiconductors & Semiconductor Equipment	67,003,857	67,003,857	—	—
Software & Services	404,632,456	404,632,456	—	—
Technology Hardware & Equipment	147,746,490	147,746,490	—	—
Transportation	34,943,309	34,943,309	—	—
Utilities	139,862,628	139,862,628	—	—
Short-Term Investments	101,661,026	101,661,026	—	—
Futures Contracts(2)	481,213	481,213	—	—

Total	$2,903,057,518	$2,903,057,518	$—	$—

(1)	For the six-month period ended April 30, 2017 there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

43

The Hartford Dividend and Growth Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Automobiles & Components - 1.0%
7,287,990	Ford Motor Co.	$83,593,245

	Banks - 10.9%
9,696,645	Bank of America Corp.	226,319,694
908,960	Bank of Nova Scotia	50,565,445
2,771,700	JP Morgan Chase & Co.	241,137,900
1,354,591	PNC Financial Services Group, Inc.	162,212,272
3,667,845	Wells Fargo & Co.	197,476,775

		877,712,086

	Capital Goods - 5.2%
841,700	ABB Ltd. ADR	20,705,820
381,430	Boeing Co.	70,499,707
624,685	Caterpillar, Inc.	63,880,288
1,125,160	Eaton Corp. plc	85,107,102
772,444	Honeywell International, Inc.	101,298,306
250,180	Lockheed Martin Corp.	67,411,001
68,880	WW Grainger, Inc.	13,273,176

		422,175,400

	Commercial & Professional Services - 0.5%
275,860	Equifax, Inc.	37,326,617

	Consumer Durables & Apparel - 0.2%
311,540	VF Corp.	17,019,430

	Consumer Services - 0.5%
714,061	Hilton Worldwide Holdings, Inc.	42,108,177

	Diversified Financials - 4.3%
176,948	BlackRock, Inc.	68,048,893
375,690	Capital One Financial Corp.	30,197,962
221,270	Goldman Sachs Group, Inc.	49,520,226
1,153,790	Intercontinental Exchange, Inc.	69,458,158
803,980	Northern Trust Corp.	72,358,200
2,132,920	Synchrony Financial	59,295,176

		348,878,615

	Energy - 9.0%
962,735	Anadarko Petroleum Corp.	54,895,150
1,894,605	Chevron Corp.	202,154,353
867,505	ConocoPhillips	41,562,164
1,516,746	Exxon Mobil Corp.	123,842,311
392,020	Halliburton Co.	17,985,878
2,011,290	Hess Corp.	98,211,291
2,902,820	Suncor Energy, Inc.	91,032,435
1,857,899	Total S.A. ADR	95,068,692

		724,752,274

	Food & Staples Retailing - 2.3%
358,780	Costco Wholesale Corp.	63,690,625
654,240	CVS Health Corp.	53,935,546
757,117	Walgreens Boots Alliance, Inc.	65,520,905

		183,147,076

	Food, Beverage & Tobacco - 3.4%
1,190,340	Mondelez International, Inc. Class A	53,601,010
1,137,970	PepsiCo, Inc.	128,909,242
839,995	Philip Morris International, Inc.	93,105,046

		275,615,298

	Health Care Equipment & Services - 4.3%
732,736	Abbott Laboratories	31,976,599
1,098,090	Cardinal Health, Inc.	79,710,353
208,430	McKesson Corp.	28,823,785

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Health Care Equipment & Services - 4.3% - (continued)
1,491,700	Medtronic plc	$123,945,353
457,011	UnitedHealth Group, Inc.	79,922,083

		344,378,173

	Household & Personal Products - 0.9%
1,337,505	Unilever N.V.	69,871,261

	Insurance - 8.0%
1,424,333	Chubb Ltd.	195,489,704
1,388,510	Marsh & McLennan Cos., Inc.	102,930,246
1,239,975	MetLife, Inc.	64,243,105
1,668,400	Principal Financial Group, Inc.	108,662,892
1,598,840	Prudential Financial, Inc.	171,123,845

		642,449,792

	Materials - 3.2%
427,280	Ball Corp.	32,853,559
416,920	BHP Billiton plc ADR	12,811,952
786,490	Celanese Corp. Series A	68,456,090
1,111,420	Dow Chemical Co.	69,797,176
1,359,520	International Paper Co.	73,373,294

		257,292,071

	Media - 3.6%
5,713,304	Comcast Corp. Class A	223,904,384
2,068,246	Twenty-First Century Fox, Inc. Class A	63,164,233

		287,068,617

	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
4,164,720	AstraZeneca plc ADR	125,982,780
2,851,270	Bristol-Myers Squibb Co.	159,813,683
1,127,453	Eli Lilly & Co.	92,518,793
1,048,557	Johnson & Johnson	129,465,333
3,187,993	Merck & Co., Inc.	198,707,604
3,272,598	Pfizer, Inc.	111,006,524

		817,494,717

	Real Estate - 1.0%
507,890	American Tower Corp. REIT	63,963,667
117,560	Boston Properties, Inc. REIT	14,883,096

		78,846,763

	Retailing - 2.0%
548,295	Expedia, Inc.	73,318,008
531,320	L Brands, Inc.	28,059,009
720,205	Lowe’s Cos., Inc.	61,131,000

		162,508,017

	Semiconductors & Semiconductor Equipment - 3.0%
5,534,560	Intel Corp.	200,074,344
550,570	Texas Instruments, Inc.	43,594,133

		243,668,477

	Software & Services - 8.4%
771,150	Accenture plc Class A	93,540,495
220,877	Alphabet, Inc. Class A*	204,205,204
1,970,985	eBay, Inc.*	65,850,609
187,603	IBM Corp.	30,070,885
4,175,033	Microsoft Corp.	285,822,759

		679,489,952

	Technology Hardware & Equipment - 4.4%
1,265,615	Apple, Inc.	181,805,595
3,085,505	Cisco Systems, Inc.	105,123,155

The accompanying notes are an integral part of these financial statements.

44

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Technology Hardware & Equipment - 4.4% - (continued)
793,310	Motorola Solutions, Inc.	$68,200,861

		355,129,611

	Telecommunication Services - 1.7%
3,041,045	BCE, Inc.	138,580,421

	Transportation - 4.0%
653,291	Canadian National Railway Co.	47,226,406
812,546	CSX Corp.	41,309,839
888,520	Delta Air Lines, Inc.	40,374,349
282,261	FedEx Corp.	53,544,912
1,309,868	United Parcel Service, Inc. Class B	140,758,415

		323,213,921

	Utilities - 4.9%
1,291,415	Dominion Resources, Inc.	99,994,263
1,182,950	Edison International	94,600,512
1,862,175	Exelon Corp.	64,487,120
988,545	NextEra Energy, Inc.	132,030,070

		391,111,965

	Total Common Stocks (cost $5,571,655,206)	$7,803,431,976

	Total Long-Term Investments (cost $5,571,655,206)	$7,803,431,976

SHORT-TERM INVESTMENTS - 3.1%
	Other Investment Pools & Funds - 3.1%
247,777,625	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$247,777,625

	Total Short-Term Investments (cost $247,777,625)	$247,777,625

Total Investments (cost $5,819,432,831)^	100.0%	$8,051,209,601
Other Assets and Liabilities	0.0%	2,622,726

Total Net Assets	100.0%	$8,053,832,327

The accompanying notes are an integral part of these financial statements.

45

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$2,309,610,300
Unrealized Depreciation	(77,833,530)

Net Unrealized Appreciation	$2,231,776,770

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

46

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$83,593,245	$83,593,245	$—	$—
Banks	877,712,086	877,712,086	—	—
Capital Goods	422,175,400	422,175,400	—	—
Commercial & Professional Services	37,326,617	37,326,617	—	—
Consumer Durables & Apparel	17,019,430	17,019,430	—	—
Consumer Services	42,108,177	42,108,177	—	—
Diversified Financials	348,878,615	348,878,615	—	—
Energy	724,752,274	724,752,274	—	—
Food & Staples Retailing	183,147,076	183,147,076	—	—
Food, Beverage & Tobacco	275,615,298	275,615,298	—	—
Health Care Equipment & Services	344,378,173	344,378,173	—	—
Household & Personal Products	69,871,261	69,871,261	—	—
Insurance	642,449,792	642,449,792	—	—
Materials	257,292,071	257,292,071	—	—
Media	287,068,617	287,068,617	—	—
Pharmaceuticals, Biotechnology & Life Sciences	817,494,717	817,494,717	—	—
Real Estate	78,846,763	78,846,763	—	—
Retailing	162,508,017	162,508,017	—	—
Semiconductors & Semiconductor Equipment	243,668,477	243,668,477	—	—
Software & Services	679,489,952	679,489,952	—	—
Technology Hardware & Equipment	355,129,611	355,129,611	—	—
Telecommunication Services	138,580,421	138,580,421	—	—
Transportation	323,213,921	323,213,921	—	—
Utilities	391,111,965	391,111,965	—	—
Short-Term Investments	247,777,625	247,777,625	—	—

Total	$8,051,209,601	$8,051,209,601	$—	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

47

The Hartford Equity Income Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Banks - 13.6%
934,630	BB&T Corp.	$40,357,325
1,735,320	JP Morgan Chase & Co.	150,972,840
468,105	M&T Bank Corp.	72,748,198
914,995	PNC Financial Services Group, Inc.	109,570,651
893,440	US Bancorp	45,815,603
2,585,550	Wells Fargo & Co.	139,206,012

		558,670,629

	Capital Goods - 9.3%
290,145	3M Co.	56,819,095
304,590	Caterpillar, Inc.	31,147,373
1,011,685	Eaton Corp. plc	76,523,854
2,539,220	General Electric Co.	73,611,988
468,350	Honeywell International, Inc.	61,419,419
251,300	Raytheon Co.	39,004,273
355,830	United Technologies Corp.	42,340,212

		380,866,214

	Consumer Durables & Apparel - 1.1%
841,700	VF Corp.	45,982,071

	Consumer Services - 0.9%
252,100	McDonald’s Corp.	35,276,353

	Diversified Financials - 3.5%
152,335	BlackRock, Inc.	58,583,471
1,376,120	Invesco Ltd.	45,329,393
854,215	Thomson Reuters Corp.	38,806,987

		142,719,851

	Energy - 11.1%
1,708,700	Canadian Natural Resources Ltd.	54,456,269
925,950	Chevron Corp.	98,798,865
310,220	Enbridge, Inc.	12,858,619
801,080	Exxon Mobil Corp.	65,408,182
739,855	Occidental Petroleum Corp.	45,530,677
569,980	Phillips 66	45,347,609
2,607,390	Suncor Energy, Inc.	81,767,750
1,101,220	TransCanada Corp.	51,130,232

		455,298,203

	Food & Staples Retailing - 0.6%
307,300	Wal-Mart Stores, Inc.	23,102,814

	Food, Beverage & Tobacco - 7.1%
864,302	British American Tobacco plc	58,395,079
246,740	Diageo plc ADR	28,974,678
532,405	Kraft Heinz Co.	48,124,088
326,300	PepsiCo, Inc.	36,963,264
1,050,055	Philip Morris International, Inc.	116,388,096

		288,845,205

	Health Care Equipment & Services - 1.8%
650,000	Abbott Laboratories	28,366,000
609,800	Cardinal Health, Inc.	44,265,382

		72,631,382

	Household & Personal Products - 2.1%
1,637,900	Unilever N.V.	85,563,896

	Insurance - 7.7%
622,700	Chubb Ltd.	85,465,575
1,503,650	Marsh & McLennan Cos., Inc.	111,465,575
1,172,120	MetLife, Inc.	60,727,537

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Insurance - 7.7% - (continued)
895,300	Principal Financial Group, Inc.	$58,310,889

		315,969,576

	Materials - 2.5%
917,370	Dow Chemical Co.	57,610,836
851,200	International Paper Co.	45,939,264

		103,550,100

	Pharmaceuticals, Biotechnology & Life Sciences - 12.3%
133,400	Amgen, Inc.	21,786,888
774,110	Bristol-Myers Squibb Co.	43,388,866
574,700	Eli Lilly & Co.	47,159,882
968,850	Johnson & Johnson	119,623,909
1,395,905	Merck & Co., Inc.	87,006,759
646,375	Novartis AG	49,761,222
2,653,846	Pfizer, Inc.	90,018,456
175,303	Roche Holding AG	45,870,534

		504,616,516

	Retailing - 2.7%
587,220	Home Depot, Inc.	91,665,042
367,400	L Brands, Inc.	19,402,394

		111,067,436

	Semiconductors & Semiconductor Equipment - 5.5%
931,190	Analog Devices, Inc.	70,956,678
2,322,440	Intel Corp.	83,956,206
832,736	Maxim Integrated Products, Inc.	36,765,294
587,900	QUALCOMM, Inc.	31,593,746

		223,271,924

	Software & Services - 2.6%
1,537,405	Microsoft Corp.	105,250,746

	Technology Hardware & Equipment - 2.9%
3,496,650	Cisco Systems, Inc.	119,130,866

	Telecommunication Services - 2.1%
1,035,740	BCE, Inc.	47,156,691
889,274	Verizon Communications, Inc.	40,826,569

		87,983,260

	Transportation - 2.2%
681,410	Union Pacific Corp.	76,290,663
126,160	United Parcel Service, Inc. Class B	13,557,154

		89,847,817

	Utilities - 6.3%
752,810	Dominion Resources, Inc.	58,290,078
205,230	Duke Energy Corp.	16,931,475
791,340	Eversource Energy	47,005,596
318,540	NextEra Energy, Inc.	42,544,203
427,500	Sempra Energy	48,316,050
192,290	UGI Corp.	9,645,266
762,240	Xcel Energy, Inc.	34,338,912

		257,071,580

	Total Common Stocks (cost $3,098,276,187)	$4,006,716,439

	Total Long-Term Investments (cost $3,098,276,187)	$4,006,716,439

The accompanying notes are an integral part of these financial statements.

48

The Hartford Equity Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.0%
	Other Investment Pools & Funds - 2.0%
80,357,160	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$80,357,160

	Total Short-Term Investments (cost $80,357,160)	$80,357,160

Total Investments (cost $3,178,633,347)^	99.9%	$4,087,073,599
Other Assets and Liabilities	0.1%	4,952,992

Total Net Assets	100.0%	$4,092,026,591

The accompanying notes are an integral part of these financial statements.

49

The Hartford Equity Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$953,660,267
Unrealized Depreciation	(45,220,015)

Net Unrealized Appreciation	$908,440,252

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

50

The Hartford Equity Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$558,670,629	$558,670,629	$—	$—
Capital Goods	380,866,214	380,866,214	—	—
Consumer Durables & Apparel	45,982,071	45,982,071	—	—
Consumer Services	35,276,353	35,276,353	—	—
Diversified Financials	142,719,851	142,719,851	—	—
Energy	455,298,203	455,298,203	—	—
Food & Staples Retailing	23,102,814	23,102,814	—	—
Food, Beverage & Tobacco	288,845,205	230,450,126	58,395,079	—
Health Care Equipment & Services	72,631,382	72,631,382	—	—
Household & Personal Products	85,563,896	85,563,896	—	—
Insurance	315,969,576	315,969,576	—	—
Materials	103,550,100	103,550,100	—	—
Pharmaceuticals, Biotechnology & Life Sciences	504,616,516	408,984,760	95,631,756	—
Retailing	111,067,436	111,067,436	—	—
Semiconductors & Semiconductor Equipment	223,271,924	223,271,924	—	—
Software & Services	105,250,746	105,250,746	—	—
Technology Hardware & Equipment	119,130,866	119,130,866	—	—
Telecommunication Services	87,983,260	87,983,260	—	—
Transportation	89,847,817	89,847,817	—	—
Utilities	257,071,580	257,071,580	—	—
Short-Term Investments	80,357,160	80,357,160	—	—

Total	$4,087,073,599	$3,933,046,764	$154,026,835	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

51

The Hartford Growth Opportunities Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 91.7%
	Automobiles & Components - 1.2%
166,863	Tesla, Inc.*	$52,406,662

	Banks - 5.8%
1,832,516	Bank of America Corp.	42,770,924
833,938	Bank of the Ozarks, Inc.	39,587,037
702,384	Citigroup, Inc.	41,524,942
3,302,892	Huntington Bancshares, Inc.	42,475,191
341,844	PNC Financial Services Group, Inc.	40,935,819
750,325	Wells Fargo & Co.	40,397,498

		247,691,411

	Capital Goods - 5.9%
543,700	AMETEK, Inc.	31,099,640
439,039	Deere & Co.	49,001,143
1,484,037	Fastenal Co.	66,306,773
411,836	Middleby Corp.*	56,063,235
301,901	Rockwell Automation, Inc.	47,504,122

		249,974,913

	Commercial & Professional Services - 1.2%
63,425	Klarna Holding AB*(1)(2)(3)	6,894,953
1,061,503	TransUnion*	42,491,965

		49,386,918

	Consumer Services - 3.6%
913,350	Hilton Worldwide Holdings, Inc.	53,860,249
2,156,965	Kroton Educacional S.A.	10,159,458
568,641	Marriott International, Inc. Class A	53,691,083
1,523,324	Melco Crown Entertainment Ltd. ADR	33,436,962

		151,147,752

	Diversified Financials - 4.2%
2,291,399	Deutsche Bank AG*	41,405,580
1,928,514	Double Eagle Acquisition Corp.*	20,287,967
1,547,699	Ocelot Partners Ltd.*(1)	15,476,990
918,202	Synchrony Financial	25,526,016
1,142,668	TD Ameritrade Holding Corp.	43,729,904
846,524	Voya Financial, Inc.	31,643,067

		178,069,524

	Energy - 3.8%
720,214	Baker Hughes, Inc.	42,759,105
14,348	Centennial Resource Development, Inc. Class A*	236,599
196,622	Cimarex Energy Co.	22,941,855
196,547	Diamondback Energy, Inc.*	19,623,252
956,722	Newfield Exploration Co.*	33,121,716
126,662	Pioneer Natural Resources Co.	21,911,259
1,889,331	WPX Energy, Inc.*	22,539,719

		163,133,505

	Food, Beverage & Tobacco - 1.4%
1,360,645	Monster Beverage Corp.*	61,746,070

	Health Care Equipment & Services - 9.2%
389,189	Align Technology, Inc.*	52,392,623
277,045	Cigna Corp.	43,321,527
471,708	DexCom, Inc.*	36,774,356
503,786	Edwards Lifesciences Corp.*	55,250,211
1,430,856	Hologic, Inc.*	64,603,148
68,034	Intuitive Surgical, Inc.*	56,867,580
249,830	UnitedHealth Group, Inc.	43,690,270
731,465	Veeva Systems, Inc. Class A*	39,221,153

		392,120,868

Shares or Principal Amount		Market Value†
COMMON STOCKS - 91.7% - (continued)
	Materials - 3.2%
854,773	International Paper Co.	$46,132,099
3,643,958	Platform Specialty Products Corp.*	51,634,885
692,994	WestRock Co.	37,116,758

		134,883,742

	Media - 1.3%
1,296,074	Viacom, Inc. Class B	55,160,910

	Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
1,571,059	Bristol-Myers Squibb Co.	88,057,857
521,606	Celgene Corp.*	64,705,224
413,416	Ionis Pharmaceuticals, Inc.*	19,922,517
80,825	TESARO, Inc.*	11,928,962
225,769	Vertex Pharmaceuticals, Inc.*	26,708,473

		211,323,033

	Real Estate - 0.1%
81,341	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)	4,214,277

	Retailing - 9.7%
166,263	Amazon.com, Inc.*	153,791,612
116,585	Honest Co.*(1)(2)(3)	3,733,052
123,196	JAND, Inc. Class A*(1)(2)(3)	948,609
663,965	Netflix, Inc.*	101,055,473
52,107	Priceline Group, Inc.*	96,232,250
418,006	Tory Burch LLC*(1)(2)(3)	16,895,796
139,383	Ulta Salon Cosmetics & Fragrance, Inc.*	39,227,952

		411,884,744

	Semiconductors & Semiconductor Equipment - 6.4%
4,906,888	Advanced Micro Devices, Inc.*	65,261,610
498,780	Analog Devices, Inc.	38,007,036
582,929	Cavium, Inc.*	40,134,662
836,699	Microchip Technology, Inc.	63,237,711
644,244	NVIDIA Corp.	67,194,649

		273,835,668

	Software & Services - 24.9%
497,347	Adobe Systems, Inc.*	66,515,188
501,350	Alibaba Group Holding Ltd. ADR*	57,905,925
1,455,225	Atlassian Corp. plc Class A*	50,176,158
492,517	Autodesk, Inc.*	44,361,006
965,209	Cadence Design Systems, Inc.*	31,436,857
274,878	CoStar Group, Inc.*	66,215,361
1,203,502	Facebook, Inc. Class A*	180,826,175
750,519	Global Payments, Inc.	61,362,433
30,319	Netmarble Games Corp.*(1)	4,225,050
1,257,521	PayPal Holdings, Inc.*	60,008,902
827,747	Salesforce.com, Inc.*	71,285,572
888,944	ServiceNow, Inc.*	83,987,429
1,223,305	SS&C Technologies Holdings, Inc.	44,944,226
802,493	Trade Desk, Inc. Class A*	29,973,114
237,848	Ultimate Software Group, Inc.*	48,204,654
566,228	Veracode, Inc.*(1)(2)(3)	2,304,548
951,113	Workday, Inc. Class A*	83,127,276
1,838,057	Zillow Group, Inc. Class C*	71,684,223

		1,058,544,097

	Technology Hardware & Equipment - 1.2%
374,608	Arista Networks, Inc.*	52,310,261

	Transportation - 3.6%
1,234,546	CSX Corp.	62,764,319
526,884	J.B. Hunt Transport Services, Inc.	47,240,419

The accompanying notes are an integral part of these financial statements.

52

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 91.7% - (continued)
	Transportation - 3.6% - (continued)
1,687,364	Swift Transportation Co.*	$41,475,407

		151,480,145

	Total Common Stocks (cost $3,395,702,186)	$3,899,314,500

PREFERRED STOCKS - 7.2%
	Capital Goods - 0.5%
4,106,956	Lithium Technology Corp.*(1)(2)(3)	$21,438,311

	Commercial & Professional Services - 0.3%
470,535	Rubicon Global Holdings LLC Series C*(1)(2)(3)	12,530,206

	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc.*(1)(2)(3)	960,785

	Consumer Services - 0.2%
2,428,921	DraftKings, Inc.*(1)(2)(3)	5,319,337
1,806,593	DraftKings, Inc. Series E*(1)(2)(3)	3,577,054

		8,896,391

	Real Estate - 1.1%
2,437,006	Redfin Corp. Series G*(1)(2)(3)	10,893,417
404,267	WeWork Companies, Inc. Class D-1*(1)(2)(3)	20,945,073
317,638	WeWork Companies, Inc. Class D-2*(1)(2)(3)	16,456,825

		48,295,315

	Retailing - 0.5%
4,434,460	Coupang LLC*(1)(2)(3)	20,176,793
275,096	JAND, Inc. Series D*(1)(2)(3)	2,555,642

		22,732,435

	Software & Services - 4.6%
1,526,069	Birst, Inc. Series F*(1)(2)(3)	2,807,967
387,642	Cloudera, Inc.*(1)(2)(3)	6,314,688
5,668,755	Essence Group Holdings Corp.*(1)(2)(3)	12,641,324
879,475	ForeScout Technologies, Inc.*(1)(2)(3)	9,964,452
169,309	General Assembly Space, Inc.*(1)(2)(3)	8,299,680
743,470	Lookout, Inc. Series F*(1)(2)(3)	5,821,370
1,078,374	MarkLogic Corp. Series F*(1)(2)(3)	11,258,224
1,410,890	Pinterest, Inc. Series G*(1)(2)(3)	9,876,230
2,311,920	Uber Technologies, Inc.*(1)(2)(3)	112,757,489
3,194,823	Zuora, Inc. Series F*(1)(2)(3)	14,472,548

		194,213,972

	Total Preferred Stocks (cost $209,121,832)	$309,067,415

CONVERTIBLE PREFERRED STOCKS - 0.2%
	Retailing - 0.2%
272,032	Honest Co. Series C*(1)(2)(3)	$8,762,151

	Total Convertible Preferred Stocks (cost $7,360,451)	$8,762,151

Shares or Principal Amount		Market Value†
WARRANTS - 0.0%
	Diversified Financials - 0.0%
1,547,699	Ocelot Partners Ltd. Expires 4/1/20*	$696,464

	Total Warrants (cost $15,477)	$696,464

	Total Long-Term Investments (cost $3,612,199,946)	$4,217,840,530

SHORT-TERM INVESTMENTS - 0.6%
	Other Investment Pools & Funds - 0.6%
24,374,949	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$24,374,949

	Total Short-Term Investments (cost $24,374,949)	$24,374,949

Total Investments (cost $3,636,574,895)^	99.7%	$4,242,215,479
Other Assets and Liabilities	0.3%	11,579,938

Total Net Assets	100.0%	$4,253,795,417

The accompanying notes are an integral part of these financial statements.

53

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$693,748,711
Unrealized Depreciation	(88,108,127)

Net Unrealized Appreciation	$605,640,584

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $372,522,841, which represented 8.8% of total net assets.

(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
03/2015	1,526,069	Birst, Inc. Series F Preferred	$8,913,616
02/2014	387,642	Cloudera, Inc. Preferred	5,644,068
11/2014	4,434,460	Coupang LLC Preferred	13,805,011
02/2014	2,428,921	DraftKings, Inc. Preferred	4,375,172
12/2015	1,806,593	DraftKings, Inc. Series E Preferred	2,665,674
05/2014	5,668,755	Essence Group Holdings Corp. Preferred	8,964,002
11/2015	879,475	ForeScout Technologies, Inc. Preferred	10,436,730
07/2015	169,309	General Assembly Space, Inc. Preferred	8,299,680
08/2014	116,585	Honest Co.	3,154,475
08/2014	272,032	Honest Co. Series C Convertible Preferred	7,360,451
04/2015	123,196	JAND, Inc. Class A	1,414,943
04/2015	275,096	JAND, Inc. Series D Preferred	3,159,560
08/2015	63,425	Klarna Holding AB	6,956,488
08/2015	4,106,956	Lithium Technology Corp. Preferred	20,017,303
03/2016	743,470	Lookout, Inc. Series F Preferred	8,492,732
04/2015	1,078,374	MarkLogic Corp. Series F Preferred	12,524,451
01/2014	923,832	One Kings Lane, Inc. Preferred	14,242,718
03/2015	1,410,890	Pinterest, Inc. Series G Preferred	10,128,909
12/2014	2,437,006	Redfin Corp. Series G Preferred	8,036,515
09/2015	470,535	Rubicon Global Holdings LLC Series C Preferred	9,392,114
11/2013	418,006	Tory Burch LLC	32,761,838
06/2014	2,311,920	Uber Technologies, Inc. Preferred	35,864,931
04/2017	566,228	Veracode, Inc.	—
12/2014	81,341	WeWork Companies, Inc. Class A, REIT	1,354,422
12/2014	404,267	WeWork Companies, Inc. Class D-1 Preferred	6,731,514
12/2014	317,638	WeWork Companies, Inc. Class D-2 Preferred	5,289,041
01/2015	3,194,823	Zuora, Inc. Series F Preferred	12,138,091

			$262,124,449

At April 30, 2017, the aggregate value of these securities was $352,820,801, which represented 8.3% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $352,820,801, which represented 8.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

54

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

55

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$52,406,662	$52,406,662	$—	$—
Banks	247,691,411	247,691,411	—	—
Capital Goods	249,974,913	249,974,913	—	—
Commercial & Professional Services	49,386,918	42,491,965	—	6,894,953
Consumer Services	151,147,752	151,147,752	—	—
Diversified Financials	178,069,524	178,069,524	—	—
Energy	163,133,505	163,133,505	—	—
Food, Beverage & Tobacco	61,746,070	61,746,070	—	—
Health Care Equipment & Services	392,120,868	392,120,868	—	—
Materials	134,883,742	134,883,742	—	—
Media	55,160,910	55,160,910	—	—
Pharmaceuticals, Biotechnology & Life Sciences	211,323,033	211,323,033	—	—
Real Estate	4,214,277	—	—	4,214,277
Retailing	411,884,744	390,307,287	—	21,577,457
Semiconductors & Semiconductor Equipment	273,835,668	273,835,668	—	—
Software & Services	1,058,544,097	1,052,014,499	4,225,050	2,304,548
Technology Hardware & Equipment	52,310,261	52,310,261	—	—
Transportation	151,480,145	151,480,145	—	—
Preferred Stocks	309,067,415	—	—	309,067,415
Convertible Preferred Stocks	8,762,151	—	—	8,762,151
Warrants	696,464	696,464	—	—
Short-Term Investments	24,374,949	24,374,949	—	—

Total	$4,242,215,479	$3,885,169,628	$4,225,050	$352,820,801

(1)	For the six-month period ended April 30, 2017, investments valued at $13,711,818 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions and there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2017:

	Common Stocks	Convertible Preferred Stocks	Preferred Stocks	Corporate Bonds	Total
Beginning balance	$36,637,334	$10,203,920	$347,869,870	$2,665,674	$397,376,798
Conversions*	—	—	2,665,674	(2,665,674)	—
Purchases	—	—	—	—	—
Sales	—	—	(34,976,177)	—	(34,976,177)
Accrued discounts/(premiums)	—	—	—	—	—
Total realized gain/(loss)	—	—	10,919,441	—	10,919,441
Net change in unrealized appreciation/depreciation	(1,646,099)	(1,441,769)	(3,699,575)	—	(6,787,443)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	(13,711,818)	—	(13,711,818)

Ending balance	$34,991,235	$8,762,151	$309,067,415	$—	$352,820,801

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2017 was $2,854,172.

*	Private Equity security that was a convertible note is now trading as a preferred stock.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

56

The Hartford Healthcare Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Biotechnology - 23.4%
842,240	Aduro Biotech, Inc.*	$8,127,616
157,517	Alder Biopharmaceuticals, Inc.*	3,158,216
590,816	Alkermes plc*	34,415,032
165,110	Alnylam Pharmaceuticals, Inc.*	8,849,896
1,845,645	Arena Pharmaceuticals, Inc.*	2,473,164
52,510	Biogen, Inc.*	14,241,237
140,815	Bluebird Bio, Inc.*	12,525,494
250,845	Calithera Biosciences, Inc.*	2,721,668
455,770	Celgene Corp.*	56,538,268
826,470	Cytokinetics, Inc.*	13,554,108
95,551	Galapagos N.V.*	8,371,080
85,310	Genmab A/S*	16,974,533
368,178	GlycoMimetics, Inc.*	1,583,165
153,878	Incyte Corp.*	19,123,958
104,241	Innate Pharma S.A.*	1,287,678
460,233	Ironwood Pharmaceuticals, Inc.*	7,511,003
412,035	Karyopharm Therapeutics, Inc.*	4,210,998
370,660	Loxo Oncology, Inc.*	17,072,600
600,385	Portola Pharmaceuticals, Inc.*	24,009,396
46,342	Regeneron Pharmaceuticals, Inc.*	18,003,404
1,627,100	Rigel Pharmaceuticals, Inc.*	4,865,029
575,409	Syndax Pharmaceuticals, Inc.*	5,460,631
152,560	T2 Biosystems, Inc.*	733,814
79,163	TESARO, Inc.*	11,683,667
818,152	Trevena, Inc.*	2,675,357
125,135	Ultragenyx Pharmaceutical, Inc.*	8,057,443
208,670	Vertex Pharmaceuticals, Inc.*	24,685,661

		332,914,116

	Drug Retail - 1.5%
248,723	Walgreens Boots Alliance, Inc.	21,524,488

	Health Care Distributors - 2.9%
286,660	Cardinal Health, Inc.	20,808,649
149,605	McKesson Corp.	20,688,876

		41,497,525

	Health Care Equipment - 22.6%
1,184,389	Abbott Laboratories	51,686,736
106,930	ABIOMED, Inc.*	13,935,118
427,555	AtriCure, Inc.*	8,764,878
130,605	Baxter International, Inc.	7,272,086
131,736	Becton Dickinson and Co.	24,630,680
1,644,005	Boston Scientific Corp.*	43,368,852
640,820	ConforMIS, Inc.*	3,601,408
65,090	Edwards Lifesciences Corp.*	7,138,420
668,630	Globus Medical, Inc. Class A*	20,279,548
100,960	Invuity, Inc.*	908,640
601,315	K2M Group Holdings, Inc.*	13,319,127
886,603	Medtronic plc	73,667,843
282,115	Stryker Corp.	38,472,023
70,447	Teleflex, Inc.	14,574,780

		321,620,139

	Health Care Facilities - 2.8%
134,016	Acadia Healthcare Co., Inc.*	5,840,417
749,710	Georgia Healthcare Group plc*(1)	3,447,135
203,300	HCA Holdings, Inc.*	17,119,893
114,690	LifePoint Health, Inc.*	7,127,983
51,405	Universal Health Services, Inc. Class B	6,207,668

		39,743,096

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Health Care Services - 1.2%
157,007	Envision Healthcare Corp.*	$8,797,102
309,164	Teladoc, Inc.*	7,667,267

		16,464,369

	Health Care Supplies - 1.1%
1,081,425	ConvaTec Group plc*(1)	4,301,430
120,071	DENTSPLY SIRONA, Inc.	7,593,290
483,435	Endologix, Inc.*	3,620,928

		15,515,648

	Health Care Technology - 1.8%
116,575	athenahealth, Inc.*	11,425,516
216,393	Cerner Corp.*	14,011,447

		25,436,963

	Life Sciences Tools & Services - 4.4%
78,200	ICON plc*	6,607,118
79,865	Illumina, Inc.*	14,763,844
265,850	Patheon N.V.*	7,154,023
207,860	Thermo Fisher Scientific, Inc.	34,365,494

		62,890,479

	Managed Health Care - 12.0%
174,065	Aetna, Inc.	23,510,960
131,415	Anthem, Inc.	23,377,415
148,143	Cigna Corp.	23,165,121
32,090	Humana, Inc.	7,123,338
477,540	UnitedHealth Group, Inc.	83,512,195
70,035	WellCare Health Plans, Inc.*	10,744,069

		171,433,098

	Pharmaceuticals - 23.8%
279,198	Allergan plc	68,085,224
1,085,810	AstraZeneca plc ADR	32,845,752
1,068,965	Bristol-Myers Squibb Co.	59,915,488
140,990	Chugai Pharmaceutical Co., Ltd.	5,009,951
229,970	Eisai Co., Ltd.	12,091,730
519,575	Eli Lilly & Co.	42,636,324
40,400	Galenica Sante Ltd.*(1)	1,766,231
77,818	Hikma Pharmaceuticals plc	1,952,549
200,570	Intersect ENT, Inc.*	3,810,830
65,240	Johnson & Johnson	8,055,183
413,857	Medicines Co.*	20,411,427
666,205	MediWound Ltd.*	3,997,230
579,675	Mylan N.V.*	21,650,861
434,440	MyoKardia, Inc.*	5,669,442
592,550	Nabriva Therapeutics AG ADR*	6,358,062
449,160	Ono Pharmaceutical Co., Ltd.	9,264,707
281,898	Revance Therapeutics, Inc.*	6,131,282
176,710	Shionogi & Co., Ltd.	9,100,184
4,050,100	Sino Biopharmaceutical Ltd.	3,328,310
86,950	Takeda Pharmaceutical Co., Ltd.	4,171,303
169,613	UCB S.A.	13,238,120

		339,490,190

	Total Common Stocks (cost $1,233,264,853)	$1,388,530,111

	Total Long-Term Investments (cost $1,233,264,853)	$1,388,530,111

The accompanying notes are an integral part of these financial statements.

57

The Hartford Healthcare Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.3%
	Other Investment Pools & Funds - 2.3%
33,503,783	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$33,503,783

	Total Short-Term Investments (cost $33,503,783)	$33,503,783

Total Investments (cost $1,266,768,636)^	99.8%	$1,422,033,894
Other Assets and Liabilities	0.2%	2,784,706

Total Net Assets	100.0%	$1,424,818,600

The accompanying notes are an integral part of these financial statements.

58

The Hartford Healthcare Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$234,013,688
Unrealized Depreciation	(78,748,430)

Net Unrealized Appreciation	$155,265,258

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $9,514,796, which represented 0.7% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

59

The Hartford Healthcare Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Biotechnology	$332,914,116	$306,280,825	$26,633,291	$—
Drug Retail	21,524,488	21,524,488	—	—
Health Care Distributors	41,497,525	41,497,525	—	—
Health Care Equipment	321,620,139	321,620,139	—	—
Health Care Facilities	39,743,096	39,743,096	—	—
Health Care Services	16,464,369	16,464,369	—	—
Health Care Supplies	15,515,648	15,515,648	—	—
Health Care Technology	25,436,963	25,436,963	—	—
Life Sciences Tools & Services	62,890,479	62,890,479	—	—
Managed Health Care	171,433,098	171,433,098	—	—
Pharmaceuticals	339,490,190	281,333,336	58,156,854	—
Short-Term Investments	33,503,783	33,503,783	—	—

Total	$1,422,033,894	$1,337,243,749	$84,790,145	$—

(1)	For the six-month period ended April 30, 2017, investments valued at $3,673,076 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor; there were no transfers from Level 1 to Level 2 and there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

60

The Hartford MidCap Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 1.4%
1,992,537	Harley-Davidson, Inc.	$113,196,027

	Banks - 5.0%
388,359	Cullen/Frost Bankers, Inc.	36,657,206
565,372	East West Bancorp, Inc.	30,682,738
123,395	First Citizens BancShares, Inc. Class A	42,948,864
1,269,609	First Republic Bank	117,388,048
963,934	M&T Bank Corp.	149,804,983
279,253	Prosperity Bancshares, Inc.	18,765,802
222,630	South State Corp.	19,624,834

		415,872,475

	Capital Goods - 9.5%
2,732,778	Allison Transmission Holdings, Inc.	105,703,853
1,338,854	Fastenal Co.	59,819,997
995,683	Heico Corp. Class A	61,035,337
1,546,074	IDEX Corp.	161,966,712
978,524	Lennox International, Inc.	161,838,085
391,548	Middleby Corp.*	53,301,429
733,047	MSC Industrial Direct Co., Inc. Class A	65,629,698
1,157,214	PACCAR, Inc.	77,220,890
939,263	Sensata Technologies Holding N.V.*	38,678,850

		785,194,851

	Commercial & Professional Services - 7.6%
559,533	Cintas Corp.	68,526,007
490,284	Dun & Bradstreet Corp.	53,740,029
810,427	Equifax, Inc.	109,658,877
1,840,445	Robert Half International, Inc.	84,752,492
4,430,426	TransUnion*	177,349,953
278,117	UniFirst Corp.	38,713,887
1,039,460	Waste Connections, Inc.	95,651,109

		628,392,354

	Consumer Durables & Apparel - 2.0%
70,142	NVR, Inc.*	148,087,298
686,242	Under Armour, Inc. Class C*	13,319,957

		161,407,255

	Consumer Services - 1.2%
1,451,718	Choice Hotels International, Inc.	91,022,719
33,221	Wynn Resorts Ltd.	4,086,515

		95,109,234

	Diversified Financials - 5.0%
104,133	Credit Acceptance Corp.*	21,165,032
621,758	Factset Research Systems, Inc.	101,508,211
1,043,825	Financial Engines, Inc.	44,362,562
501,993	Moody’s Corp.	59,395,812
932,811	MSCI, Inc.	93,579,600
1,027,703	Northern Trust Corp.	92,493,270

		412,504,487

	Energy - 3.2%
488,050	Diamondback Energy, Inc.*	48,726,912
1,409,443	Newfield Exploration Co.*	48,794,917
2,014,352	Parsley Energy, Inc. Class A*	60,007,546
1,871,814	Patterson-UTI Energy, Inc.	40,515,414
283,751	World Fuel Services Corp.	10,450,549
4,843,838	WPX Energy, Inc.*	57,786,987

		266,282,325

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Food & Staples Retailing - 0.7%
710,391	PriceSmart, Inc.	$61,768,498

	Health Care Equipment & Services - 4.0%
1,429,291	Patterson Cos., Inc.	63,589,156
1,215,307	STERIS plc	89,689,657
287,385	Teleflex, Inc.	59,457,083
883,050	Varian Medical Systems, Inc.*	80,127,957
709,978	Veeva Systems, Inc. Class A*	38,069,020

		330,932,873

	Insurance - 5.8%
127,041	Alleghany Corp.*	77,583,939
171,246	Fairfax Financial Holdings Ltd.	78,281,018
1,337,063	FNF Group	54,752,730
165,211	Markel Corp.*	160,188,586
62,838	White Mountains Insurance Group Ltd.	53,974,072
843,685	WR Berkley Corp.	57,353,706

		482,134,051

	Materials - 3.6%
1,155,793	Ball Corp.	88,868,924
1,200,197	Packaging Corp. of America	118,555,459
131,666	Sherwin-Williams Co.	44,065,977
777,024	Silgan Holdings, Inc.	47,103,195

		298,593,555

	Pharmaceuticals, Biotechnology & Life Sciences - 12.0%
1,092,448	Agios Pharmaceuticals, Inc.*	54,305,590
2,035,574	Alkermes plc*	118,572,185
705,381	Alnylam Pharmaceuticals, Inc.*	37,808,422
755,218	Bluebird Bio, Inc.*	67,176,641
577,040	Clovis Oncology, Inc.*	33,404,846
2,144,878	Ionis Pharmaceuticals, Inc.*	103,361,671
3,521,157	Ironwood Pharmaceuticals, Inc.*	57,465,282
224,031	Mettler-Toledo International, Inc.*	115,021,996
1,258,150	Neurocrine Biosciences, Inc.*	67,185,210
1,526,495	Puma Biotechnology, Inc.*	61,975,697
355,158	Sage Therapeutics, Inc.*	25,216,218
779,709	TESARO, Inc.*	115,077,251
918,768	Ultragenyx Pharmaceutical, Inc.*	59,159,472
489,603	Waters Corp.*	83,178,654

		998,909,135

	Retailing - 2.8%
916,831	Advance Auto Parts, Inc.	130,318,358
1,720,576	CarMax, Inc.*	100,653,696

		230,972,054

	Semiconductors & Semiconductor Equipment - 1.6%
1,260,167	MKS Instruments, Inc.	98,608,068
493,324	Silicon Laboratories, Inc.*	35,100,002

		133,708,070

	Software & Services - 18.3%
1,808,302	Akamai Technologies, Inc.*	110,197,924
1,135,539	Blackbaud, Inc.	91,308,691
3,046,189	Cadence Design Systems, Inc.*	99,214,376
310,846	CoStar Group, Inc.*	74,879,693
6,801,330	Genpact Ltd.	166,088,479
2,010,757	Global Payments, Inc.	164,399,492
1,689,529	Guidewire Software, Inc.*	103,889,138
813,739	ServiceNow, Inc.*	76,882,061
1,095,181	Teradata Corp.*	31,957,382

The accompanying notes are an integral part of these financial statements.

61

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Software & Services - 18.3% - (continued)
1,901,619	Total System Services, Inc.	$108,981,785
1,485,038	Vantiv, Inc. Class A*	92,131,757
1,848,363	VeriSign, Inc.*	164,356,438
1,121,140	WEX, Inc.*	113,750,864
1,052,623	Zillow Group, Inc. Class A*	40,515,459
2,084,806	Zillow Group, Inc. Class C*	81,307,434

		1,519,860,973

	Technology Hardware & Equipment - 7.6%
2,139,653	CDW Corp. of Delaware	126,432,096
1,760,733	CommScope Holding Co., Inc.*	74,021,215
1,579,407	Finisar Corp.*	36,073,656
1,105,527	II-VI, Inc.*	36,648,220
1,290,052	Keysight Technologies, Inc.*	48,286,646
4,004,648	National Instruments Corp.	139,802,262
4,824,191	Trimble, Inc.*	170,921,087

		632,185,182

	Transportation - 5.8%
1,107,181	Alaska Air Group, Inc.	94,210,031
184,408	AMERCO	69,053,420
1,476,467	Genesee & Wyoming, Inc. Class A*	100,045,404
499,801	J.B. Hunt Transport Services, Inc.	44,812,158
4,420,791	JetBlue Airways Corp.*	96,505,868
1,370,431	Spirit Airlines, Inc.*	78,484,583

		483,111,464

	Utilities - 2.3%
552,822	Black Hills Corp.	37,602,953
997,901	NiSource, Inc.	24,199,099
2,537,576	UGI Corp.	127,284,812

		189,086,864

	Total Common Stocks (cost $6,548,333,351)	$8,239,221,727

	Total Long-Term Investments (cost $6,548,333,351)	$8,239,221,727

SHORT-TERM INVESTMENTS - 0.5%
	Other Investment Pools & Funds - 0.5%
41,347,458	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$41,347,458

	Total Short-Term Investments (cost $41,347,458)	$41,347,458

Total Investments (cost $6,589,680,809)^	99.9%	$8,280,569,185
Other Assets and Liabilities	0.1%	12,357,720

Total Net Assets	100.0%	$8,292,926,905

The accompanying notes are an integral part of these financial statements.

62

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,785,158,358
Unrealized Depreciation	(94,269,982)

Net Unrealized Appreciation	$1,690,888,376

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
MSCI	Morgan Stanley Capital International

The accompanying notes are an integral part of these financial statements.

63

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$113,196,027	$113,196,027	$—	$—
Banks	415,872,475	415,872,475	—	—
Capital Goods	785,194,851	785,194,851	—	—
Commercial & Professional Services	628,392,354	628,392,354	—	—
Consumer Durables & Apparel	161,407,255	161,407,255	—	—
Consumer Services	95,109,234	95,109,234	—	—
Diversified Financials	412,504,487	412,504,487	—	—
Energy	266,282,325	266,282,325	—	—
Food & Staples Retailing	61,768,498	61,768,498	—	—
Health Care Equipment & Services	330,932,873	330,932,873	—	—
Insurance	482,134,051	482,134,051	—	—
Materials	298,593,555	298,593,555	—	—
Pharmaceuticals, Biotechnology & Life Sciences	998,909,135	998,909,135	—	—
Retailing	230,972,054	230,972,054	—	—
Semiconductors & Semiconductor Equipment	133,708,070	133,708,070	—	—
Software & Services	1,519,860,973	1,519,860,973	—	—
Technology Hardware & Equipment	632,185,182	632,185,182	—	—
Transportation	483,111,464	483,111,464	—	—
Utilities	189,086,864	189,086,864	—	—
Short-Term Investments	41,347,458	41,347,458	—	—

Total	$8,280,569,185	$8,280,569,185	$—	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

64

The Hartford MidCap Value Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Automobiles & Components - 1.9%
310,977	Goodyear Tire & Rubber Co.	$11,266,697

	Banks - 12.8%
135,471	Bank of the Ozarks, Inc.	6,430,809
105,477	BankUnited, Inc.	3,722,283
263,649	Comerica, Inc.	18,639,984
103,995	IBERIABANK Corp.	8,252,003
159,031	MB Financial, Inc.	6,760,408
149,215	Provident Financial Services, Inc.	3,833,333
77,500	South State Corp.	6,831,625
179,574	Sterling Bancorp	4,175,096
65,653	Western Alliance Bancorp*	3,144,779
382,842	Zions Bancorp	15,325,165

		77,115,485

	Capital Goods - 7.4%
110,992	Generac Holdings, Inc.*	3,903,589
63,251	Hubbell, Inc. Class B	7,155,586
211,975	Milacron Holdings Corp.*	3,989,369
127,045	Moog, Inc. Class A*	8,721,639
840,946	Sanwa Holdings Corp.	8,476,873
148,368	Sensata Technologies Holding N.V.*	6,109,794
103,013	WESCO International, Inc.*	6,278,642

		44,635,492

	Commercial & Professional Services - 1.5%
141,024	Clean Harbors, Inc.*	8,194,905
21,009	IHS Markit Ltd.*	911,790

		9,106,695

	Consumer Durables & Apparel - 4.1%
171,354	D.R. Horton, Inc.	5,635,833
55,129,591	Global Brands Group Holding Ltd.*	6,508,309
155,803	Lennar Corp. Class A	7,868,052
122,903	Toll Brothers, Inc.	4,423,279

		24,435,473

	Consumer Services - 1.8%
195,667	Norwegian Cruise Line Holdings Ltd.*	10,552,321

	Diversified Financials - 0.5%
42,772	Raymond James Financial, Inc.	3,187,369

	Energy - 6.7%
31,137	Delek US Holdings, Inc.	749,468
170,648	Diamondback Energy, Inc.*	17,037,496
69,142	Energen Corp.*	3,594,693
52,399	HollyFrontier Corp.	1,474,508
303,762	Newfield Exploration Co.*	10,516,240
509,136	QEP Resources, Inc.*	6,012,896
451,631	Trican Well Service Ltd.*	1,240,699

		40,626,000

	Food, Beverage & Tobacco - 2.3%
38,004	Ingredion, Inc.	4,705,655
107,847	Post Holdings, Inc.*	9,079,639

		13,785,294

	Health Care Equipment & Services - 5.1%
200,471	Acadia Healthcare Co., Inc.*	8,736,526
379,531	Brookdale Senior Living, Inc.*	4,930,108
138,890	Envision Healthcare Corp.*	7,782,007
122,057	STERIS plc	9,007,806

		30,456,447

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Insurance - 9.1%
58,572	Assurant, Inc.	$5,636,969
342,867	CNO Financial Group, Inc.	7,224,208
64,510	Hanover Insurance Group, Inc.	5,694,298
111,976	Reinsurance Group of America, Inc.	14,001,479
213,923	Unum Group	9,911,053
301,599	XL Group Ltd.	12,621,918

		55,089,925

	Materials - 8.6%
120,158	Bemis Co., Inc.	5,398,699
99,940	Cabot Corp.	6,015,388
119,402	Celanese Corp. Series A	10,392,750
71,054	Crown Holdings, Inc.*	3,985,419
195,381	Louisiana-Pacific Corp.*	5,029,107
138,259	Methanex Corp.	6,346,088
81,928	Reliance Steel & Aluminum Co.	6,457,565
135,511	Westlake Chemical Corp.	8,435,560

		52,060,576

	Media - 1.4%
18,882	Interpublic Group of Cos., Inc.	445,049
135,117	John Wiley & Sons, Inc. Class A	7,120,666
34,278	Quebecor, Inc. Class B	1,046,382

		8,612,097

	Real Estate - 7.8%
93,412	American Assets Trust, Inc. REIT	4,000,836
107,981	Equity LifeStyle Properties, Inc. REIT	8,736,743
61,111	Extra Space Storage, Inc. REIT	4,615,714
115,983	Forest City Realty Trust, Inc. Class A REIT	2,621,216
24,536	LaSalle Hotel Properties REIT	700,748
56,130	Life Storage, Inc. REIT	4,400,031
88,704	PS Business Parks, Inc. REIT	10,781,084
471,851	STORE Capital Corp. REIT	11,319,705

		47,176,077

	Semiconductors & Semiconductor Equipment - 4.4%
281,427	Microsemi Corp.*	13,210,184
28,910	Qorvo, Inc.*	1,966,747
230,937	Silicon Motion Technology Corp. ADR	11,211,991

		26,388,922

	Software & Services - 4.0%
237,422	Booz Allen Hamilton Holding Corp.	8,530,572
248,751	SS&C Technologies Holdings, Inc.	9,139,112
74,994	VeriSign, Inc.*	6,668,467

		24,338,151

	Technology Hardware & Equipment - 8.4%
133,487	Acacia Communications, Inc.*	6,119,044
223,990	Arrow Electronics, Inc.*	15,791,295
252,806	CommScope Holding Co., Inc.*	10,627,964
85,536	Harris Corp.	9,570,623
229,376	Keysight Technologies, Inc.*	8,585,544

		50,694,470

	Telecommunication Services - 1.0%
110,404	Millicom International Cellular S.A.	6,049,289

	Transportation - 3.9%
148,281	Genesee & Wyoming, Inc. Class A*	10,047,521
294,261	Knight Transportation, Inc.	10,093,152
127,826	Schneider National, Inc. Class B*	2,426,137

The accompanying notes are an integral part of these financial statements.

65

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Transportation - 3.9% - (continued)
37,800	Swift Transportation Co.*	$929,124

		23,495,934

	Utilities - 5.3%
265,623	Alliant Energy Corp.	10,444,296
203,506	Great Plains Energy, Inc.	6,021,743
303,275	UGI Corp.	15,212,274

		31,678,313

	Total Common Stocks (cost $514,328,659)	$590,751,027

	Total Long-Term Investments (cost $514,328,659)	$590,751,027

SHORT-TERM INVESTMENTS - 1.9%
	Other Investment Pools & Funds - 1.9%
11,203,076	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$11,203,076

	Total Short-Term Investments (cost $11,203,076)	$11,203,076

Total Investments (cost $525,531,735)^	99.9%	$601,954,103
Other Assets and Liabilities	0.1%	486,939

Total Net Assets	100.0%	$602,441,042

The accompanying notes are an integral part of these financial statements.

66

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$94,280,417
Unrealized Depreciation	(17,858,049)

Net Unrealized Appreciation	$76,422,368

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

67

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$11,266,697	$11,266,697	$—	$—
Banks	77,115,485	77,115,485	—	—
Capital Goods	44,635,492	36,158,619	8,476,873	—
Commercial & Professional Services	9,106,695	9,106,695	—	—
Consumer Durables & Apparel	24,435,473	17,927,164	6,508,309	—
Consumer Services	10,552,321	10,552,321	—	—
Diversified Financials	3,187,369	3,187,369	—	—
Energy	40,626,000	40,626,000	—	—
Food, Beverage & Tobacco	13,785,294	13,785,294	—	—
Health Care Equipment & Services	30,456,447	30,456,447	—	—
Insurance	55,089,925	55,089,925	—	—
Materials	52,060,576	52,060,576	—	—
Media	8,612,097	8,612,097	—	—
Real Estate	47,176,077	47,176,077	—	—
Semiconductors & Semiconductor Equipment	26,388,922	26,388,922	—	—
Software & Services	24,338,151	24,338,151	—	—
Technology Hardware & Equipment	50,694,470	50,694,470	—	—
Telecommunication Services	6,049,289	—	6,049,289	—
Transportation	23,495,934	23,495,934	—	—
Utilities	31,678,313	31,678,313	—	—
Short-Term Investments	11,203,076	11,203,076	—	—

Total	$601,954,103	$580,919,632	$21,034,471	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

68

Hartford Small Cap Core Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 1.4%
28,688	Cooper Tire & Rubber Co.	$1,098,750
4,386	Cooper-Standard Holding, Inc.*	495,925
4,534	LCI Industries	458,614
15,766	Superior Industries International, Inc.	342,911

		2,396,200

	Banks - 9.7%
52,763	Banco Latinoamericano de Comercio Exterior S.A. ADR	1,513,243
29,887	Berkshire Hills Bancorp, Inc.	1,120,763
15,858	BofI Holding, Inc.*	378,848
15,529	Customers Bancorp, Inc.*	480,312
16,920	Essent Group Ltd.*	626,209
29,697	Fidelity Southern Corp.	668,776
270,364	First BanCorp*	1,589,740
8,391	First Merchants Corp.	347,220
104,015	First NBC Bank Holding Co.*	275,640
21,481	Flagstar Bancorp, Inc.*	628,104
16,855	Hancock Holding Co.	787,129
21,872	Hilltop Holdings, Inc.	608,260
25,471	HomeStreet, Inc.*	662,246
9,600	Hope Bancorp, Inc.	175,776
10,742	LegacyTexas Financial Group, Inc.	406,155
9,971	MainSource Financial Group, Inc.	341,008
51,293	MGIC Investment Corp.*	540,628
28,228	Nationstar Mortgage Holdings, Inc.*	454,753
64,979	Ocwen Financial Corp.*	148,802
26,545	Old National Bancorp	445,956
6,615	Pacific Premier Bancorp, Inc.*	241,778
48,007	Popular, Inc.	2,011,973
19,643	Radian Group, Inc.	331,574
23,556	Sterling Bancorp	547,677
5,358	Texas Capital Bancshares, Inc.*	407,744
18,831	Umpqua Holdings Corp.	332,744
18,593	Walker & Dunlop, Inc.*	833,896

		16,906,954

	Capital Goods - 7.6%
10,860	American Railcar Industries, Inc.	455,577
5,457	American Woodmark Corp.*	501,498
6,188	Applied Industrial Technologies, Inc.	396,032
7,967	Argan, Inc.	532,594
3,600	Astec Industries, Inc.	228,060
9,800	Briggs & Stratton Corp.	244,902
20,881	Chart Industries, Inc.*	762,365
4,900	Comfort Systems USA, Inc.	179,830
21,877	Continental Building Products, Inc.*	532,705
8,765	Encore Wire Corp.	387,413
6,296	EnerSys	523,260
8,659	Generac Holdings, Inc.*	304,537
12,584	Gibraltar Industries, Inc.*	493,922
14,953	Greenbrier Cos., Inc.	649,708
6,375	Insteel Industries, Inc.	221,914
10,144	LB Foster Co. Class A	144,045
3,287	Lydall, Inc.*	172,239
13,678	MasTec, Inc.*	603,884
28,854	Meritor, Inc.*	513,890
39,970	MRC Global, Inc.*	728,653
20,981	Navistar International Corp.*	564,599
10,695	NOW, Inc.*	181,922
5,713	Patrick Industries, Inc.*	405,909

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Capital Goods - 7.6% - (continued)
15,783	Rush Enterprises, Inc. Class A*	$595,808
18,990	Supreme Industries, Inc. Class A	380,559
4,200	Timken Co.	202,650
18,629	Trex Co., Inc.*	1,363,456
4,004	Universal Forest Products, Inc.	381,541
21,415	Wabash National Corp.	487,834

		13,141,306

	Commercial & Professional Services - 4.1%
55,649	ACCO Brands Corp.*	792,998
6,931	Brink’s Co.	425,563
3,200	Deluxe Corp.	230,112
23,189	Ennis, Inc.	408,126
30,199	Essendant, Inc.	504,323
6,608	HNI Corp.	308,990
2,223	Insperity, Inc.	203,071
46,869	Quad/Graphics, Inc.	1,230,780
47,566	RPX Corp.*	610,748
22,815	Steelcase, Inc. Class A	388,996
23,642	TriNet Group, Inc.*	695,075
21,132	TrueBlue, Inc.*	577,960
9,598	WageWorks, Inc.*	708,333

		7,085,075

	Consumer Durables & Apparel - 1.6%
35,850	Beazer Homes USA, Inc.*	444,898
6,034	CSS Industries, Inc.	159,056
163,446	Hovnanian Enterprises, Inc. Class A*	382,464
11,985	iRobot Corp.*	955,684
7,900	La-Z-Boy, Inc.	220,410
11,769	Movado Group, Inc.	275,395
6,926	Sturm Ruger & Co., Inc.	418,677

		2,856,584

	Consumer Services - 5.2%
19,512	American Public Education, Inc.*	431,215
9,785	BJ’s Restaurants, Inc.*	441,303
2,700	Bob Evans Farms, Inc.	180,198
3,004	Buffalo Wild Wings, Inc.*	473,280
17,500	Caesars Entertainment Corp.*	194,250
19,459	Capella Education Co.	1,854,443
7,996	Cheesecake Factory, Inc.	513,023
7,994	Dave & Buster’s Entertainment, Inc.*	511,696
10,749	DeVry Education Group, Inc.	406,850
10,285	Grand Canyon Education, Inc.*	773,021
22,549	International Speedway Corp. Class A	836,568
5,006	Papa John’s International, Inc.	395,774
59,765	Scientific Games Corp. Class A*	1,419,419
14,395	Sotheby’s*	681,747

		9,112,787

	Diversified Financials - 6.1%
27,536	AG Mortgage Investment Trust, Inc. REIT	521,807
47,074	Apollo Commercial Real Estate Finance, Inc. REIT	908,057
31,113	Arlington Asset Investment Corp. Class A	453,005
20,572	ARMOUR Residential, Inc. REIT	495,168
23,635	Chimera Investment Corp. REIT	481,209
51,205	CYS Investments, Inc. REIT	436,779
3,000	Evercore Partners, Inc. Class A	221,250
40,728	Invesco Mortgage Capital, Inc. REIT	664,274
20,714	Ladder Capital Corp. REIT	303,046

The accompanying notes are an integral part of these financial statements.

69

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Diversified Financials - 6.1% - (continued)
55,548	MFA Financial, Inc. REIT	$461,604
21,722	MTGE Investment Corp. REIT	390,996
22,212	Nelnet, Inc. Class A	999,762
67,065	New York Mortgage Trust, Inc. REIT	429,887
68,241	PennyMac Mortgage Investment Trust REIT	1,220,149
9,102	Piper Jaffray Cos.	569,785
28,139	Redwood Trust, Inc. REIT	480,333
90,555	Two Harbors Investment Corp. REIT	904,644
29,307	Western Asset Mortgage Capital Corp. REIT	308,603
6,699	World Acceptance Corp.*	354,377

		10,604,735

	Energy - 3.5%
53,502	Archrock, Inc.	631,324
21,429	CVR Energy, Inc.	469,081
18,246	Delek US Holdings, Inc.	439,181
15,286	Exterran Corp.*	418,378
64,736	McDermott International, Inc.*	423,373
164,525	Northern Oil and Gas, Inc.*	370,181
15,196	Patterson-UTI Energy, Inc.	328,917
63,050	Pioneer Energy Services Corp.*	192,303
10,775	REX American Resources Corp.*	1,020,177
59,280	Sanchez Energy Corp.*	458,827
18,300	Ship Finance International Ltd.	257,115
34,837	Unit Corp.*	748,647
33,198	Westmoreland Coal Co.*	353,891

		6,111,395

	Food & Staples Retailing - 0.7%
2,900	Ingles Markets, Inc. Class A	135,430
21,821	SpartanNash Co.	803,013
7,471	United Natural Foods, Inc.*	310,270

		1,248,713

	Food, Beverage & Tobacco - 2.6%
12,070	Fresh Del Monte Produce, Inc.	739,891
11,377	John B Sanfilippo & Son, Inc.	836,209
7,137	National Beverage Corp.	632,267
24,797	Omega Protein Corp.	499,659
6,838	Sanderson Farms, Inc.	791,704
13,086	Universal Corp.	961,167

		4,460,897

	Health Care Equipment & Services - 6.0%
37,815	AngioDynamics, Inc.*	586,889
25,907	Cardiovascular Systems, Inc.*	773,842
3,703	Chemed Corp.	745,710
9,879	Glaukos Corp.*	469,549
14,702	Globus Medical, Inc. Class A*	445,912
10,929	Haemonetics Corp.*	457,706
15,962	HealthEquity, Inc.*	726,590
4,900	Integer Holdings Corp.*	180,075
26,027	Masimo Corp.*	2,674,014
82,329	OraSure Technologies, Inc.*	1,079,333
13,798	Tivity Health, Inc.*	463,613
39,396	Triple-S Management Corp. Class B*	713,068
7,592	WellCare Health Plans, Inc.*	1,164,689

		10,480,990

	Household & Personal Products - 0.9%
9,272	Medifast, Inc.	429,479
11,618	Nu Skin Enterprises, Inc. Class A	641,662

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Household & Personal Products - 0.9% - (continued)
9,710	Usana Health Sciences, Inc.*	$552,014

		1,623,155

	Insurance - 3.1%
50,924	Ambac Financial Group, Inc.*	989,453
19,995	American Equity Investment Life Holding Co.	474,282
6,294	Aspen Insurance Holdings Ltd.	329,491
39,387	Assured Guaranty Ltd.	1,501,826
22,420	CNO Financial Group, Inc.	472,389
8,500	Fidelity & Guaranty Life	241,825
36,775	Greenlight Capital Re Ltd. Class A*	792,501
32,525	Maiden Holdings Ltd.	401,684
32,237	MBIA, Inc.*	270,791

		5,474,242

	Materials - 5.7%
10,339	A Schulman, Inc.	327,229
6,199	Cabot Corp.	373,118
44,843	Chemours Co.	1,806,725
4,700	Clearwater Paper Corp.*	228,420
57,577	Cliffs Natural Resources, Inc.*	386,917
41,210	Domtar Corp.	1,633,977
15,238	Innophos Holdings, Inc.	730,510
18,230	KapStone Paper & Packaging Corp.	384,471
13,903	Koppers Holdings, Inc.*	590,182
17,761	Louisiana-Pacific Corp.*	457,168
24,235	Mercer International, Inc.	295,667
6,935	Stepan Co.	588,088
39,601	SunCoke Energy, Inc.*	363,141
12,586	Trinseo S.A.	835,710
39,144	Tronox Ltd. Class A	646,267
5,967	Worthington Industries, Inc.	259,565

		9,907,155

	Media - 0.5%
90,775	Gannett Co., Inc.	758,879
13,900	New Media Investment Group, Inc.	182,924

		941,803

	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
15,686	AMAG Pharmaceuticals, Inc.*	382,738
12,724	Amphastar Pharmaceuticals, Inc.*	192,132
70,411	Array BioPharma, Inc.*	610,463
10,212	BioSpecifics Technologies Corp.*	579,327
19,140	Blueprint Medicines Corp.*	891,541
6,578	Cambrex Corp.*	390,404
94,688	Corcept Therapeutics, Inc.*	903,324
6,292	Eagle Pharmaceuticals, Inc.*	569,992
12,504	Enanta Pharmaceuticals, Inc.*	397,002
5,000	Esperion Therapeutics, Inc.*	178,750
95,001	Exelixis, Inc.*	2,128,023
34,629	FibroGen, Inc.*	969,612
12,800	Halozyme Therapeutics, Inc.*	178,432
30,900	Immunomedics, Inc.*	177,057
52,700	Innoviva, Inc.*	621,070
18,746	Luminex Corp.	352,987
279,167	PDL BioPharma, Inc.	628,126
12,252	PRA Health Sciences, Inc.*	783,638
10,043	Prestige Brands Holdings, Inc.*	576,569
85,513	Progenics Pharmaceuticals, Inc.*	677,263
16,000	PTC Therapeutics, Inc.*	194,400
42,076	Seres Therapeutics, Inc.*	413,607

The accompanying notes are an integral part of these financial statements.

70

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.9% - (continued)
31,814	Supernus Pharmaceuticals, Inc.*	$1,037,136
27,917	Versartis, Inc.*	513,673
41,699	Xencor, Inc.*	1,070,413

		15,417,679

	Real Estate - 8.4%
12,100	Altisource Residential Corp. REIT	173,998
130,426	Brandywine Realty Trust REIT	2,213,329
10,300	CareTrust, Inc. REIT	175,306
108,077	CBL & Associates Properties, Inc. REIT	999,712
39,502	DiamondRock Hospitality Co. REIT	434,917
18,861	Franklin Street Properties Corp. REIT	228,784
5,300	Geo Group, Inc. REIT	176,596
29,366	Global Net Lease, Inc. REIT	693,919
23,691	Government Properties Income Trust REIT	505,092
9,900	Hospitality Properties Trust REIT	315,117
57,060	Lexington Realty Trust REIT	580,300
83,010	Mack-Cali Realty Corp. REIT	2,245,421
10,438	Physicians Realty Trust REIT	205,002
22,844	Piedmont Office Realty Trust, Inc. Class A, REIT	499,141
21,415	Ramco-Gershenson Properties Trust REIT	285,462
19,584	RLJ Lodging Trust REIT	420,860
88,041	Select Income REIT	2,206,307
39,009	Summit Hotel Properties, Inc. REIT	644,819
118,431	Washington Prime Group, Inc. REIT	1,042,193
30,095	Xenia Hotels & Resorts, Inc. REIT	525,459

		14,571,734

	Retailing - 4.4%
17,724	Aaron’s, Inc.	637,001
25,122	Barnes & Noble, Inc.	214,793
23,379	Big 5 Sporting Goods Corp.	360,037
7,796	Big Lots, Inc.	393,620
8,000	Buckle, Inc.	149,600
31,682	Chico’s FAS, Inc.	437,845
7,200	Children’s Place, Inc.	826,560
1,945	Dillard’s, Inc. Class A	107,695
16,487	Finish Line, Inc. Class A	260,659
66,705	Francescas Holding Corp.*	1,052,605
14,276	Nutrisystem, Inc.	763,052
26,344	PetMed Express, Inc.	608,546
65,721	Pier 1 Imports, Inc.	442,960
24,430	Select Comfort Corp.*	754,887
8,727	Shutterfly, Inc.*	452,931
21,880	Tailored Brands, Inc.	269,780

		7,732,571

	Semiconductors & Semiconductor Equipment - 5.1%
19,647	Advanced Energy Industries, Inc.*	1,449,949
31,634	Advanced Micro Devices, Inc.*	420,732
8,001	Ambarella, Inc.*	449,816
73,936	Amkor Technology, Inc.*	870,966
20,080	Brooks Automation, Inc.	507,221
7,156	Entegris, Inc.*	177,469
15,501	MaxLinear, Inc. Class A*	431,393
106,646	Photronics, Inc.*	1,226,429
26,255	Rudolph Technologies, Inc.*	643,248
61,631	Teradyne, Inc.	2,173,725
27,176	Ultra Clean Holdings, Inc.*	522,866

		8,873,814

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Software & Services - 4.2%
13,235	Barracuda Networks, Inc.*	$269,068
33,776	Blucora, Inc.*	623,167
20,477	Carbonite, Inc.*	442,303
13,909	Cardtronics plc Class A*	578,336
24,794	CommVault Systems, Inc.*	1,250,857
18,618	Convergys Corp.	419,091
11,268	LogMeIn, Inc.	1,273,284
2,900	MAXIMUS, Inc.	176,871
39,917	Net 1 UEPS Technologies, Inc.*	432,301
15,455	Progress Software Corp.	459,323
24,091	Sykes Enterprises, Inc.*	718,153
54,582	Unisys Corp.*	616,777

		7,259,531

	Technology Hardware & Equipment - 5.7%
2,700	Anixter International, Inc.*	220,185
9,532	Applied Optoelectronics, Inc.*	470,785
23,162	Benchmark Electronics, Inc.*	734,235
72,878	Extreme Networks, Inc.*	569,542
5,000	Insight Enterprises, Inc.*	210,500
2,325	InterDigital, Inc.	209,017
9,496	Methode Electronics, Inc.	423,047
11,354	NetScout Systems, Inc.*	427,478
4,058	Rogers Corp.*	417,731
58,998	Sanmina Corp.*	2,197,675
5,842	SYNNEX Corp.	633,448
6,615	Tech Data Corp.*	632,725
38,018	TTM Technologies, Inc.*	636,041
22,882	Ubiquiti Networks, Inc.*	1,178,881
40,234	Viavi Solutions, Inc.*	402,340
38,296	Vishay Intertechnology, Inc.	626,140

		9,989,770

	Telecommunication Services - 0.9%
10,526	ATN International, Inc.	728,294
27,281	Telephone & Data Systems, Inc.	749,136

		1,477,430

	Transportation - 1.7%
1,481	Allegiant Travel Co.	215,337
41,460	Hawaiian Holdings, Inc.*	2,251,278
9,134	Saia, Inc.*	439,802

		2,906,417

	Utilities - 1.4%
24,758	ONE Gas, Inc.	1,704,093
8,252	Southwest Gas Holdings, Inc.	691,188

		2,395,281

	Total Common Stocks (cost $146,896,350)	$172,976,218

	Total Long-Term Investments (cost $146,896,350)	$172,976,218

The accompanying notes are an integral part of these financial statements.

71

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.8%
	Other Investment Pools & Funds - 0.8%
1,400,816	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$1,400,816

	Total Short-Term Investments (cost $1,400,816)	$1,400,816

Total Investments (cost $148,297,166)^	100.2%	$174,377,034
Other Assets and Liabilities	(0.2)%	(355,407)

Total Net Assets	100.0%	$174,021,627

The accompanying notes are an integral part of these financial statements.

72

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$33,627,900
Unrealized Depreciation	(7,548,032)

Net Unrealized Appreciation	$26,079,868

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

73

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,396,200	$2,396,200	$—	$—
Banks	16,906,954	16,906,954	—	—
Capital Goods	13,141,306	13,141,306	—	—
Commercial & Professional Services	7,085,075	7,085,075	—	—
Consumer Durables & Apparel	2,856,584	2,856,584	—	—
Consumer Services	9,112,787	9,112,787	—	—
Diversified Financials	10,604,735	10,604,735	—	—
Energy	6,111,395	6,111,395	—	—
Food & Staples Retailing	1,248,713	1,248,713	—	—
Food, Beverage & Tobacco	4,460,897	4,460,897	—	—
Health Care Equipment & Services	10,480,990	10,480,990	—	—
Household & Personal Products	1,623,155	1,623,155	—	—
Insurance	5,474,242	5,474,242	—	—
Materials	9,907,155	9,907,155	—	—
Media	941,803	941,803	—	—
Pharmaceuticals, Biotechnology & Life Sciences	15,417,679	15,417,679	—	—
Real Estate	14,571,734	14,571,734	—	—
Retailing	7,732,571	7,732,571	—	—
Semiconductors & Semiconductor Equipment	8,873,814	8,873,814	—	—
Software & Services	7,259,531	7,259,531	—	—
Technology Hardware & Equipment	9,989,770	9,989,770	—	—
Telecommunication Services	1,477,430	1,477,430	—	—
Transportation	2,906,417	2,906,417	—	—
Utilities	2,395,281	2,395,281	—	—
Short-Term Investments	1,400,816	1,400,816	—	—

Total	$174,377,034	$174,377,034	$—	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

74

The Hartford Small Cap Growth Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Automobiles & Components - 1.8%
36,088	American Axle & Manufacturing Holdings, Inc.*	$634,788
6,958	Cooper Tire & Rubber Co.	266,492
8,454	Cooper-Standard Holding, Inc.*	955,894
5,706	LCI Industries	577,162
165,076	Tenneco, Inc.	10,404,740
47,414	Visteon Corp.*	4,881,271

		17,720,347

	Banks - 4.0%
12,827	BofI Holding, Inc.*	306,437
33,383	Essent Group Ltd.*	1,235,505
79,242	FCB Financial Holdings, Inc. Class A*	3,744,185
91,774	First Hawaiian, Inc.	2,732,112
171,725	First Merchants Corp.	7,105,980
97,352	Great Western Bancorp, Inc.	4,010,902
72,988	IBERIABANK Corp.	5,791,598
372,658	MGIC Investment Corp.*	3,927,815
94,010	Sandy Spring Bancorp, Inc.	4,065,933
240,742	Sterling Bancorp	5,597,251

		38,517,718

	Capital Goods - 10.5%
163,651	AAON, Inc.	5,997,809
12,478	Aegion Corp.*	284,748
159,138	Altra Industrial Motion Corp.	7,025,943
76,441	American Woodmark Corp.*	7,024,928
11,348	Argan, Inc.	758,614
104,060	Armstrong World Industries, Inc.*	4,864,805
99,918	Astronics Corp.*	3,248,334
11,963	Axon Enterprise, Inc.*	294,050
99,742	AZZ, Inc.	5,889,765
8,800	Caesarstone Ltd.*	349,360
49,625	Continental Building Products, Inc.*	1,208,369
7,434	Encore Wire Corp.	328,583
9,243	EnerSys	768,186
55,766	Esterline Technologies Corp.*	5,099,801
169,651	Generac Holdings, Inc.*	5,966,626
20,906	Gibraltar Industries, Inc.*	820,560
25,974	Global Brass & Copper Holdings, Inc.	925,973
12,100	Greenbrier Cos., Inc.	525,745
82,041	Heico Corp. Class A	5,029,129
13,136	Hyster-Yale Materials Handling, Inc.	789,605
18,065	Insteel Industries, Inc.	628,843
103,990	ITT, Inc.	4,381,099
44,800	JELD-WEN Holding, Inc.*	1,479,744
13,348	Lennox International, Inc.	2,207,626
5,443	Lydall, Inc.*	285,213
38,229	MasTec, Inc.*	1,687,810
106,966	Meritor, Inc.*	1,905,064
142,579	Milacron Holdings Corp.*	2,683,337
51,275	MRC Global, Inc.*	934,743
35,185	Navistar International Corp.*	946,828
186,476	Rexnord Corp.*	4,550,014
99,886	SiteOne Landscape Supply, Inc.*	4,775,550
56,040	Teledyne Technologies, Inc.*	7,555,873
55,593	Toro Co.	3,609,097
35,711	Trex Co., Inc.*	2,613,688
11,669	Univar, Inc.*	348,320
11,296	Universal Forest Products, Inc.	1,076,396
35,746	Wabash National Corp.	814,294
146,013	Welbilt, Inc.*	2,993,266

		102,677,738

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Commercial & Professional Services - 4.6%
78,045	Brink’s Co.	$4,791,963
100,428	Deluxe Corp.	7,221,777
103,463	Exponent, Inc.	6,326,762
65,346	GP Strategies Corp.*	1,770,877
29,730	Herman Miller, Inc.	984,063
6,768	HNI Corp.	316,472
92,053	Huron Consulting Group, Inc.*	4,096,359
9,203	Insperity, Inc.	840,694
147,859	On Assignment, Inc.*	7,654,660
31,731	Quad/Graphics, Inc.	833,256
71,975	RPX Corp.*	924,159
21,970	Steelcase, Inc. Class A	374,589
47,664	TriNet Group, Inc.*	1,401,322
104,383	WageWorks, Inc.*	7,703,465

		45,240,418

	Consumer Durables & Apparel - 4.0%
67,307	Carter’s, Inc.	6,194,936
2,921	Helen of Troy Ltd.*	274,574
13,630	iRobot Corp.*	1,086,856
231,972	Kate Spade & Co.*	4,036,313
23,858	La-Z-Boy, Inc.	665,638
68,405	Oxford Industries, Inc.	3,966,122
197,080	Steven Madden Ltd.*	7,498,894
9,234	Sturm Ruger & Co., Inc.	558,196
170,622	TopBuild Corp.*	8,734,140
238,633	Wolverine World Wide, Inc.	5,753,442

		38,769,111

	Consumer Services - 5.1%
23,700	American Public Education, Inc.*	523,770
6,236	BJ’s Restaurants, Inc.*	281,244
331,269	Bloomin’ Brands, Inc.	7,185,225
5,880	Buffalo Wild Wings, Inc.*	926,394
21,391	Capella Education Co.	2,038,562
22,652	Cheesecake Factory, Inc.	1,453,352
7,363	Dave & Buster’s Entertainment, Inc.*	471,306
15,532	DeVry Education Group, Inc.	587,886
12,054	Domino’s Pizza, Inc.	2,186,475
119,332	Dunkin’ Brands Group, Inc.	6,665,885
15,815	Grand Canyon Education, Inc.*	1,188,655
350,509	La Quinta Holdings, Inc.*	4,945,682
73,654	Marriott Vacations Worldwide Corp.	8,115,198
51,984	Papa John’s International, Inc.	4,109,855
61,112	Scientific Games Corp. Class A*	1,451,410
23,364	Sotheby’s*	1,106,519
8,003	Strayer Education, Inc.	693,940
6,079	Texas Roadhouse, Inc.	284,984
189,051	Wingstop, Inc.	5,563,771

		49,780,113

	Diversified Financials - 1.7%
27,700	BGC Partners, Inc. Class A	315,226
119,829	Evercore Partners, Inc. Class A	8,837,389
119,987	Financial Engines, Inc.	5,099,448
10,890	Green Dot Corp. Class A*	373,418
68,954	OneMain Holdings, Inc.*	1,608,007

		16,233,488

	Energy - 1.8%
10,166	Carrizo Oil & Gas, Inc.*	255,675
17,742	CVR Energy, Inc.	388,372

The accompanying notes are an integral part of these financial statements.

75

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Energy - 1.8% - (continued)
61,750	PDC Energy, Inc.*	$3,410,453
62,277	Pioneer Energy Services Corp.*	189,945
214,900	ProPetro Holding Corp.*	2,911,895
83,800	Resolute Energy Corp.*	3,138,310
15,558	REX American Resources Corp.*	1,473,031
76,563	RSP Permian, Inc.*	2,913,222
93,000	Sanchez Energy Corp.*	719,820
216,900	WildHorse Resource Development Corp.*	2,366,379

		17,767,102

	Food & Staples Retailing - 1.3%
52,013	Casey’s General Stores, Inc.	5,829,097
6,470	Ingles Markets, Inc. Class A	302,149
72,810	PriceSmart, Inc.	6,330,829

		12,462,075

	Food, Beverage & Tobacco - 2.0%
16,136	Fresh Del Monte Produce, Inc.	989,137
324,088	Hostess Brands, Inc.*	5,554,868
15,191	National Beverage Corp.	1,345,771
53,528	Pilgrim’s Pride Corp.	1,389,587
39,863	Post Holdings, Inc.*	3,356,066
8,073	Sanderson Farms, Inc.	934,692
63,692	TreeHouse Foods, Inc.*	5,579,419

		19,149,540

	Health Care Equipment & Services - 8.8%
133,899	Acadia Healthcare Co., Inc.*	5,835,318
120,773	Anika Therapeutics, Inc.*	5,571,258
11,731	Atrion Corp.	6,066,100
160,692	Cardiovascular Systems, Inc.*	4,799,870
3,255	Chemed Corp.	655,492
16,133	Glaukos Corp.*	766,801
231,722	Globus Medical, Inc. Class A*	7,028,128
30,012	HealthEquity, Inc.*	1,366,146
63,370	HMS Holdings Corp.*	1,297,184
45,011	ICU Medical, Inc.*	6,922,692
6,400	Inogen, Inc.*	530,496
113,297	Integra LifeSciences Holdings Corp.*	5,208,263
6,234	Magellan Health, Inc.*	428,899
31,559	Masimo Corp.*	3,242,372
11,170	Medidata Solutions, Inc.*	730,853
225,561	Natus Medical, Inc.*	7,894,635
61,128	NuVasive, Inc.*	4,432,391
152,149	Omnicell, Inc.*	6,298,969
33,388	OraSure Technologies, Inc.*	437,717
121,130	Orthofix International N.V.*	4,790,692
48,600	Triple-S Management Corp. Class B*	879,660
57,540	U.S. Physical Therapy, Inc.	3,774,624
42,665	WellCare Health Plans, Inc.*	6,545,238

		85,503,798

	Household & Personal Products - 0.2%
15,413	Medifast, Inc.	713,930
15,360	Usana Health Sciences, Inc.*	873,216

		1,587,146

	Insurance - 1.4%
59,533	Ambac Financial Group, Inc.*	1,156,726
65,490	AMERISAFE, Inc.	3,768,950
47,625	Greenlight Capital Re Ltd. Class A*	1,026,319
115,229	James River Group Holdings Ltd.	5,019,375

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Insurance - 1.4% - (continued)
91,927	Maiden Holdings Ltd.	$1,135,298
24,935	MBIA, Inc.*	209,454
3,760	Primerica, Inc.	315,088
38,171	Universal Insurance Holdings, Inc.	994,355

		13,625,565

	Materials - 4.3%
149,387	Boise Cascade Co.*	4,556,303
59,899	Chemours Co.	2,413,331
20,066	Clearwater Paper Corp.*	975,208
65,300	Cliffs Natural Resources, Inc.*	438,816
461,127	Graphic Packaging Holding Co.	6,262,105
6,215	Ingevity Corp.*	392,974
4,042	Innospec, Inc.	266,772
18,643	KapStone Paper & Packaging Corp.	393,181
23,600	Koppers Holdings, Inc.*	1,001,820
225,531	Louisiana-Pacific Corp.*	5,805,168
421,637	OMNOVA Solutions, Inc.*	4,005,551
199,004	PolyOne Corp.	7,802,947
28,800	Rayonier Advanced Materials, Inc.	381,600
17,873	Stepan Co.	1,515,630
148,586	Summit Materials, Inc. Class A*	3,812,717
22,806	Trinseo S.A.	1,514,318
16,993	Worthington Industries, Inc.	739,196

		42,277,637

	Media - 0.1%
13,162	MSG Networks, Inc. Class A*	328,392
26,460	New Media Investment Group, Inc.	348,214

		676,606

	Pharmaceuticals, Biotechnology & Life Sciences - 11.9%
115,956	Aerie Pharmaceuticals, Inc.*	5,107,862
39,193	Agios Pharmaceuticals, Inc.*	1,948,284
48,476	Aimmune Therapeutics, Inc.*	942,373
162,084	Alder Biopharmaceuticals, Inc.*	3,249,784
76,636	AMAG Pharmaceuticals, Inc.*	1,869,918
415,270	Amicus Therapeutics, Inc.*	3,189,274
275,049	Aratana Therapeutics, Inc.*	1,705,304
146,037	Array BioPharma, Inc.*	1,266,141
40,260	BioCryst Pharmaceuticals, Inc.*	255,248
27,192	BioSpecifics Technologies Corp.*	1,542,602
52,950	Bluebird Bio, Inc.*	4,709,903
99,899	Blueprint Medicines Corp.*	4,653,295
106,168	Calithera Biosciences, Inc.*	1,151,923
15,027	Cambrex Corp.*	891,852
204,865	Catalent, Inc.*	5,998,447
131,775	Coherus Biosciences, Inc.*	2,530,080
54,320	Cytokinetics, Inc.*	890,848
21,516	Depomed, Inc.*	257,977
6,539	Eagle Pharmaceuticals, Inc.*	592,368
9,539	Emergent Biosolutions, Inc.*	285,311
117,528	Exelixis, Inc.*	2,632,627
23,868	FibroGen, Inc.*	668,304
97,664	Five Prime Therapeutics, Inc.*	3,404,567
133,281	Flexion Therapeutics, Inc.*	2,720,265
123,760	GlycoMimetics, Inc.*	532,168
110,077	INC Research Holdings, Inc. Class A*	4,953,465
115,281	Innoviva, Inc.*	1,358,587
196,789	Intersect ENT, Inc.*	3,738,991
90,471	Ionis Pharmaceuticals, Inc.*	4,359,798
147,290	Ironwood Pharmaceuticals, Inc.*	2,403,773

The accompanying notes are an integral part of these financial statements.

76

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 11.9% - (continued)
27,600	Jounce Therapeutics, Inc.*	$781,632
71,460	Lexicon Pharmaceuticals, Inc.*	1,115,491
69,126	Loxo Oncology, Inc.*	3,183,944
46,671	Luminex Corp.	878,815
125,768	Medicines Co.*	6,202,878
19,924	Myriad Genetics, Inc.*	366,402
83,184	Neurocrine Biosciences, Inc.*	4,442,026
192,569	Otonomy, Inc.*	2,570,796
7,185	Pacira Pharmaceuticals, Inc.*	348,832
10,988	PAREXEL International Corp.*	701,364
525,265	PDL BioPharma, Inc.	1,181,846
122,584	Portola Pharmaceuticals, Inc.*	4,902,134
33,489	PRA Health Sciences, Inc.*	2,141,956
39,480	Prestige Brands Holdings, Inc.*	2,266,547
145,301	Progenics Pharmaceuticals, Inc.*	1,150,784
61,600	Seres Therapeutics, Inc.*	605,528
34,434	Sucampo Pharmaceuticals, Inc. Class A*	349,505
63,895	Supernus Pharmaceuticals, Inc.*	2,082,977
34,512	TESARO, Inc.*	5,093,626
20,844	Trevena, Inc.*	68,160
72,737	Ultragenyx Pharmaceutical, Inc.*	4,683,535
47,883	Vanda Pharmaceuticals, Inc.*	730,216

		115,660,333

	Real Estate - 3.4%
80,560	CareTrust, Inc. REIT	1,371,131
102,962	Coresite Realty Corp. REIT	10,074,832
11,543	Geo Group, Inc. REIT	384,596
12,333	Gramercy Property Trust REIT	342,734
181,953	HFF, Inc. Class A REIT	5,713,324
169,011	LaSalle Hotel Properties REIT	4,826,954
18,231	Pennsylvania REIT	252,500
15,880	Physicians Realty Trust REIT	311,883
7,841	Potlatch Corp. REIT	353,237
70,317	RLJ Lodging Trust REIT	1,511,112
14,100	Sabra Healthcare, Inc. REIT	383,379
14,503	STAG Industrial, Inc. REIT	382,299
329,871	Sunstone Hotel Investors, Inc. REIT	4,911,779
9,407	Urban Edge Properties REIT	239,879
208,152	Washington Prime Group, Inc. REIT	1,831,738

		32,891,377

	Retailing - 4.3%
14,009	Big Lots, Inc.	707,314
20,884	Buckle, Inc.	390,531
49,936	Burlington Stores, Inc.*	4,939,669
7,741	Cato Corp. Class A	174,637
63,023	Chico’s FAS, Inc.	870,978
15,800	Children’s Place, Inc.	1,813,840
146,082	Core-Mark Holding Co., Inc.	5,115,792
19,017	Finish Line, Inc. Class A	300,659
125,856	Five Below, Inc.*	6,182,047
55,346	Francescas Holding Corp.*	873,360
5,343	Group 1 Automotive, Inc.	368,400
170,855	Michaels Cos., Inc.*	3,991,173
100,344	Monro Muffler Brake, Inc.	5,202,836
20,535	Nutrisystem, Inc.	1,097,596
23,518	Overstock.com, Inc.*	408,037
16,993	PetMed Express, Inc.	392,538
57,421	Pier 1 Imports, Inc.	387,017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Retailing - 4.3% - (continued)
47,800	Select Comfort Corp.*	$1,477,020
17,753	Shutterfly, Inc.*	921,381
31,121	Tailored Brands, Inc.	383,722
20,475	Tile Shop Holdings, Inc.	437,141
129,527	Wayfair, Inc. Class A*	5,920,679

		42,356,367

	Semiconductors & Semiconductor Equipment - 4.7%
40,926	Advanced Energy Industries, Inc.*	3,020,339
54,090	Advanced Micro Devices, Inc.*	719,397
21,357	Ambarella, Inc.*	1,200,690
152,839	Amkor Technology, Inc.*	1,800,443
88,911	Cirrus Logic, Inc.*	5,721,423
21,281	Entegris, Inc.*	527,769
261,095	Integrated Device Technology, Inc.*	6,263,669
101,364	Kulicke & Soffa Industries, Inc.*	2,262,444
122,734	MACOM Technology Solutions Holdings, Inc.*	5,999,238
269,837	MaxLinear, Inc. Class A*	7,509,564
129,075	MKS Instruments, Inc.	10,100,119
12,919	Semtech Corp.*	441,184
4,934	Synaptics, Inc.*	270,235

		45,836,514

	Software & Services - 15.2%
84,789	Aspen Technology, Inc.*	5,213,676
55,618	Barracuda Networks, Inc.*	1,130,714
83,528	Blackbaud, Inc.	6,716,486
196,971	Blackhawk Network Holdings, Inc.*	7,967,477
90,268	BroadSoft, Inc.*	3,466,291
41,006	CACI International, Inc. Class A*	4,838,708
219,532	Cardtronics plc Class A*	9,128,141
52,943	Cass Information Systems, Inc.	3,519,121
21,755	CommVault Systems, Inc.*	1,097,540
55,885	Convergys Corp.	1,257,971
29,315	CSG Systems International, Inc.	1,099,606
75,560	EPAM Systems, Inc.*	5,818,120
69,367	Exlservice Holdings, Inc.*	3,309,500
53,750	Fair Isaac Corp.	7,282,050
244,052	Five9, Inc.*	4,452,729
163,765	GrubHub, Inc.*	7,038,620
93,925	Guidewire Software, Inc.*	5,775,448
91,994	HubSpot, Inc.*	6,168,198
97,513	j2 Global, Inc.	8,799,573
82,395	LogMeIn, Inc.	9,310,635
17,559	Manhattan Associates, Inc.*	819,830
79,319	MAXIMUS, Inc.	4,837,666
7,390	New Relic, Inc. PIPE*	295,452
11,765	NIC, Inc.	251,183
11,406	Paycom Software, Inc.*	687,211
124,917	Pegasystems, Inc.	5,689,969
13,258	Progress Software Corp.	394,028
59,608	PTC, Inc.*	3,221,812
65,795	Q2 Holdings, Inc.*	2,510,079
34,091	Science Applications International Corp.	2,488,302
16,006	Shutterstock, Inc.*	691,939
6,811	Stamps.com, Inc.*	722,988
57,955	Sykes Enterprises, Inc.*	1,727,639
108,919	Take-Two Interactive Software, Inc.*	6,845,559
21,538	Tyler Technologies, Inc.*	3,523,401
50,378	WEX, Inc.*	5,111,352

The accompanying notes are an integral part of these financial statements.

77

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Software & Services - 15.2% - (continued)
9,977	Wix.com Ltd.*	$822,604
139,166	Zendesk, Inc.*	4,001,022

		148,032,640

	Technology Hardware & Equipment - 4.2%
58,356	Acacia Communications, Inc.*	2,675,039
5,464	Belden, Inc.	380,841
199,672	Ciena Corp.*	4,574,485
89,130	ePlus, Inc.*	6,350,512
13,585	InterDigital, Inc.	1,221,291
103,516	Itron, Inc.*	6,713,013
21,637	Lumentum Holdings, Inc.*	924,982
21,724	NETGEAR, Inc.*	1,024,287
91,797	NetScout Systems, Inc.*	3,456,157
5,140	Plantronics, Inc.	280,644
71,476	Rogers Corp.*	7,357,739
46,155	Sanmina Corp.*	1,719,274
42,651	Ubiquiti Networks, Inc.*	2,197,380
114,691	Vishay Intertechnology, Inc.	1,875,198

		40,750,842

	Telecommunication Services - 0.6%
39,027	IDT Corp. Class B	592,820
306,631	ORBCOMM, Inc.*	2,955,923
404,954	Vonage Holdings Corp.*	2,717,241

		6,265,984

	Transportation - 1.9%
3,679	Allegiant Travel Co.	534,927
161,806	Celadon Group, Inc.	639,134
65,448	Genesee & Wyoming, Inc. Class A*	4,434,756
43,000	Hawaiian Holdings, Inc.*	2,334,900
228,645	Knight Transportation, Inc.	7,842,523
128,577	Marten Transport Ltd.	3,188,710

		18,974,950

	Utilities - 0.1%
6,000	Southwest Gas Holdings, Inc.	502,560

	Total Common Stocks (cost $783,917,956)	$953,259,969

EXCHANGE TRADED FUNDS - 0.8%
	Other Investment Pools & Funds - 0.8%
48,034	iShares Russell 2000 Growth ETF	$7,911,680

	Total Exchange Traded Funds (cost $7,569,529)	$7,911,680

WARRANTS - 0.0%
	Diversified Financials - 0.0%
1,613	Emergent Capital, Inc. Expires 4/11/19*	$—

	Total Warrants (cost $—)	$—

	Total Long-Term Investments (cost $791,487,485)	$961,171,649

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.3%
	Other Investment Pools & Funds - 1.3%
1,356,149	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$1,356,149
11,943,351	Morgan Stanley Institutional Liquidity Funds, Institutional Class	11,943,351

		13,299,500

	Total Short-Term Investments (cost $13,299,500)	$13,299,500

Total Investments (cost $804,786,985)^	100.0%	$974,471,149
Other Assets and Liabilities	0.0%	(424,531)

Total Net Assets	100.0%	$974,046,618

The accompanying notes are an integral part of these financial statements.

78

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$210,665,725
Unrealized Depreciation	(40,981,561)

Net Unrealized Appreciation	$169,684,164

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange Traded Fund
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

79

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$17,720,347	$17,720,347	$—	$—
Banks	38,517,718	38,517,718	—	—
Capital Goods	102,677,738	102,677,738	—	—
Commercial & Professional Services	45,240,418	45,240,418	—	—
Consumer Durables & Apparel	38,769,111	38,769,111	—	—
Consumer Services	49,780,113	49,780,113	—	—
Diversified Financials	16,233,488	16,233,488	—	—
Energy	17,767,102	17,767,102	—	—
Food & Staples Retailing	12,462,075	12,462,075	—	—
Food, Beverage & Tobacco	19,149,540	19,149,540	—	—
Health Care Equipment & Services	85,503,798	85,503,798	—	—
Household & Personal Products	1,587,146	1,587,146	—	—
Insurance	13,625,565	13,625,565	—	—
Materials	42,277,637	42,277,637	—	—
Media	676,606	676,606	—	—
Pharmaceuticals, Biotechnology & Life Sciences	115,660,333	115,660,333	—	—
Real Estate	32,891,377	32,891,377	—	—
Retailing	42,356,367	42,356,367	—	—
Semiconductors & Semiconductor Equipment	45,836,514	45,836,514	—	—
Software & Services	148,032,640	148,032,640	—	—
Technology Hardware & Equipment	40,750,842	40,750,842	—	—
Telecommunication Services	6,265,984	6,265,984	—	—
Transportation	18,974,950	18,974,950	—	—
Utilities	502,560	502,560	—	—
Exchange Traded Funds	7,911,680	7,911,680	—	—
Warrants	—	—	—	—
Short-Term Investments	13,299,500	13,299,500	—	—

Total	$974,471,149	$974,471,149	$—	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

80

The Hartford Small Company Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 90.7%
	Automobiles & Components - 0.4%
55,849	Fox Factory Holding Corp.*	$1,678,262
3,999	Tenneco, Inc.	252,057
1,325	Visteon Corp.*	136,409

		2,066,728

	Banks - 4.9%
2,322	FCB Financial Holdings, Inc. Class A*	109,715
2,709	First Hawaiian, Inc.	80,647
4,820	First Merchants Corp.	199,452
223,481	FNB Corp.	3,182,370
2,806	Great Western Bancorp, Inc.	115,607
2,032	IBERIABANK Corp.	161,239
154,837	MB Financial, Inc.	6,582,121
11,074	MGIC Investment Corp.*	116,720
2,833	Sandy Spring Bancorp, Inc.	122,527
315,713	Sterling Bancorp	7,340,327
103,558	Western Alliance Bancorp*	4,960,428

		22,971,153

	Capital Goods - 11.4%
4,597	AAON, Inc.	168,480
276,596	Advanced Drainage Systems, Inc.	6,375,538
195,048	Altra Industrial Motion Corp.	8,611,369
1,869	American Woodmark Corp.*	171,761
77,481	Applied Industrial Technologies, Inc.	4,958,784
2,927	Armstrong World Industries, Inc.*	136,837
2,807	Astronics Corp.*	91,256
2,771	AZZ, Inc.	163,628
1,562	Esterline Technologies Corp.*	142,845
4,267	Generac Holdings, Inc.*	150,070
2,333	Heico Corp. Class A	142,982
2,920	ITT, Inc.	123,020
1,300	JELD-WEN Holding, Inc.*	42,939
375	Lennox International, Inc.	62,021
104,841	Masonite International Corp.*	8,722,771
55,875	Middleby Corp.*	7,606,264
221,461	Milacron Holdings Corp.*	4,167,896
53,077	Regal-Beloit Corp.	4,185,122
139,985	Rexnord Corp.*	3,415,634
2,773	SiteOne Landscape Supply, Inc.*	132,577
1,633	Teledyne Technologies, Inc.*	220,177
1,629	Toro Co.	105,755
4,156	Welbilt, Inc.*	85,198
57,955	WESCO International, Inc.*	3,532,357

		53,515,281

	Commercial & Professional Services - 1.7%
1,398	Brink’s Co.	85,837
68,576	Clean Harbors, Inc.*	3,984,951
2,522	Deluxe Corp.	181,357
2,938	Exponent, Inc.	179,659
2,008	GP Strategies Corp.*	54,417
2,422	Huron Consulting Group, Inc.*	107,779
4,232	On Assignment, Inc.*	219,091
41,773	WageWorks, Inc.*	3,082,847

		7,895,938

	Consumer Durables & Apparel - 3.6%
1,949	Carter’s, Inc.	179,386
52,873	iRobot Corp.*	4,216,093
106,315	Kate Spade & Co.*	1,849,881
50,093	Oxford Industries, Inc.	2,904,392

Shares or Principal Amount		Market Value†
COMMON STOCKS - 90.7% - (continued)
	Consumer Durables & Apparel - 3.6% - (continued)
86,798	Steven Madden Ltd.*	$3,302,664
4,884	TopBuild Corp.*	250,012
181,809	Wolverine World Wide, Inc.	4,383,415

		17,085,843

	Consumer Services - 6.3%
9,008	Bloomin’ Brands, Inc.	195,384
136,058	ClubCorp Holdings, Inc.	1,829,980
3,489	Dunkin’ Brands Group, Inc.	194,896
98,120	Hyatt Hotels Corp. Class A*	5,445,660
10,096	La Quinta Holdings, Inc.*	142,455
71,608	Marriott Vacations Worldwide Corp.	7,889,769
1,406	Papa John’s International, Inc.	111,158
383,648	Planet Fitness, Inc. Class A	7,979,878
195,300	Wingstop, Inc.	5,747,679

		29,536,859

	Diversified Financials - 0.1%
3,219	Evercore Partners, Inc. Class A	237,401
3,339	Financial Engines, Inc.	141,907
1,930	OneMain Holdings, Inc.*	45,008
10,017	WisdomTree Investments, Inc.	83,642

		507,958

	Energy - 1.7%
182,472	Centennial Resource Development, Inc. Class A*	3,008,963
1,768	PDC Energy, Inc.*	97,647
6,100	ProPetro Holding Corp.*	82,655
2,622	Resolute Energy Corp.*	98,194
2,246	RSP Permian, Inc.*	85,460
6,179	WildHorse Resource Development Corp.*	67,413
382,781	WPX Energy, Inc.*	4,566,577

		8,006,909

	Food & Staples Retailing - 0.1%
1,481	Casey’s General Stores, Inc.	165,976
2,084	PriceSmart, Inc.	181,204

		347,180

	Food, Beverage & Tobacco - 0.1%
9,455	Hostess Brands, Inc.*	162,058
1,183	Post Holdings, Inc.*	99,597
1,818	TreeHouse Foods, Inc.*	159,257

		420,912

	Health Care Equipment & Services - 9.2%
20,743	ABIOMED, Inc.*	2,703,228
127,052	Acadia Healthcare Co., Inc.*	5,536,926
71,578	Align Technology, Inc.*	9,635,830
3,084	Anika Therapeutics, Inc.*	142,265
334	Atrion Corp.	172,711
4,562	Cardiovascular Systems, Inc.*	136,267
6,245	Globus Medical, Inc. Class A*	189,411
1,300	ICU Medical, Inc.*	199,940
225,989	Insulet Corp.*	9,810,183
3,187	Integra LifeSciences Holdings Corp.*	146,506
5,766	Natus Medical, Inc.*	201,810
74,370	Nevro Corp.*	7,007,141
1,751	NuVasive, Inc.*	126,965
4,371	Omnicell, Inc.*	180,959
3,460	Orthofix International N.V.*	136,843
1,666	U.S. Physical Therapy, Inc.	109,290

The accompanying notes are an integral part of these financial statements.

81

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 90.7% - (continued)
	Health Care Equipment & Services - 9.2% - (continued)
126,832	Veeva Systems, Inc. Class A*	$6,800,732
921	WellCare Health Plans, Inc.*	141,291

		43,378,298

	Insurance - 0.1%
1,840	AMERISAFE, Inc.	105,892
3,241	James River Group Holdings Ltd.	141,178

		247,070

	Materials - 4.0%
4,210	Boise Cascade Co.*	128,405
12,952	Graphic Packaging Holding Co.	175,888
81,302	Ingevity Corp.*	5,140,726
162,182	KapStone Paper & Packaging Corp.	3,420,418
4,954	Louisiana-Pacific Corp.*	127,516
12,001	OMNOVA Solutions, Inc.*	114,010
669,495	Platform Specialty Products Corp.*	9,486,744
5,696	PolyOne Corp.	223,340
4,173	Summit Materials, Inc. Class A*	107,079

		18,924,126

	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
111,401	Aerie Pharmaceuticals, Inc.*	4,907,214
1,177	Agios Pharmaceuticals, Inc.*	58,509
8,400	Aimmune Therapeutics, Inc.*	163,296
110,251	Alder Biopharmaceuticals, Inc.*	2,210,532
11,770	Amicus Therapeutics, Inc.*	90,394
8,258	Aratana Therapeutics, Inc.*	51,200
43,244	Bluebird Bio, Inc.*	3,846,554
52,758	Blueprint Medicines Corp.*	2,457,468
3,800	Calithera Biosciences, Inc.*	41,230
5,882	Catalent, Inc.*	172,225
3,765	Coherus Biosciences, Inc.*	72,288
78,249	Five Prime Therapeutics, Inc.*	2,727,760
3,692	Flexion Therapeutics, Inc.*	75,354
51,743	Galapagos N.V. ADR*	4,494,397
120,176	Global Blood Therapeutics, Inc.*	3,479,095
4,030	GlycoMimetics, Inc.*	17,329
3,009	INC Research Holdings, Inc. Class A*	135,405
5,843	Intersect ENT, Inc.*	111,017
74,562	Ionis Pharmaceuticals, Inc.*	3,593,143
172,740	Ironwood Pharmaceuticals, Inc.*	2,819,117
500	Jounce Therapeutics, Inc.*	14,160
1,989	Loxo Oncology, Inc.*	91,613
3,582	Medicines Co.*	176,664
2,331	Neurocrine Biosciences, Inc.*	124,475
138,272	Otonomy, Inc.*	1,845,931
3,509	Portola Pharmaceuticals, Inc.*	140,325
33,413	TESARO, Inc.*	4,931,425
61	Trevena, Inc.*	199
49,068	Ultragenyx Pharmaceutical, Inc.*	3,159,488

		42,007,807

	Real Estate - 4.2%
79,901	Coresite Realty Corp. REIT	7,818,313
5,182	HFF, Inc. Class A REIT	162,715
334,661	Kennedy-Wilson Holdings, Inc. REIT	6,827,084
167,877	LaSalle Hotel Properties REIT	4,794,567
9,280	Sunstone Hotel Investors, Inc. REIT	138,179

		19,740,858

Shares or Principal Amount		Market Value†
COMMON STOCKS - 90.7% - (continued)
	Retailing - 1.5%
3,136,600	Allstar Co.*(1)(2)(3)	$627,320
1,155	Burlington Stores, Inc.*	114,253
4,160	Core-Mark Holding Co., Inc.	145,683
3,627	Five Below, Inc.*	178,158
5,062	Michaels Cos., Inc.*	118,248
60,494	Monro Muffler Brake, Inc.	3,136,614
65,552	Tory Burch LLC*(1)(2)(3)	2,649,611
3,723	Wayfair, Inc. Class A*	170,178

		7,140,065

	Semiconductors & Semiconductor Equipment - 7.2%
211,928	Advanced Micro Devices, Inc.*	2,818,642
96,283	Cavium, Inc.*	6,629,085
2,157	Cirrus Logic, Inc.*	138,803
113,443	Impinj, Inc.*	4,251,844
7,335	Integrated Device Technology, Inc.*	175,967
119,584	MACOM Technology Solutions Holdings, Inc.*	5,845,266
165,197	MaxLinear, Inc. Class A*	4,597,432
3,475	MKS Instruments, Inc.	271,919
415,843	Tower Semiconductor Ltd.*	8,948,941

		33,677,899

	Software & Services - 16.0%
109,130	2U, Inc.*	4,954,502
2,431	Aspen Technology, Inc.*	149,482
2,379	Blackbaud, Inc.	191,295
83,583	Blackhawk Network Holdings, Inc.*	3,380,932
47,618	BroadSoft, Inc.*	1,828,531
1,154	CACI International, Inc. Class A*	136,172
5,064	Cardtronics plc Class A*	210,561
1,532	Cass Information Systems, Inc.	101,832
32,108	CoStar Group, Inc.*	7,734,496
41,900	Coupa Software, Inc.*	1,162,725
2,137	EPAM Systems, Inc.*	164,549
1,947	Exlservice Holdings, Inc.*	92,891
61,954	Fair Isaac Corp.	8,393,528
7,004	Five9, Inc.*	127,788
4,609	GrubHub, Inc.*	198,095
2,771	Guidewire Software, Inc.*	170,389
122,833	HubSpot, Inc.*	8,235,953
2,377	j2 Global, Inc.	214,501
1,982	LogMeIn, Inc.	223,966
1,936	MAXIMUS, Inc.	118,077
188,582	Mimecast Ltd.*	4,558,027
3,557	Pegasystems, Inc.	162,021
38,927	Proofpoint, Inc.*	2,933,928
1,678	PTC, Inc.*	90,696
1,842	Q2 Holdings, Inc.*	70,272
22,393	Stamps.com, Inc.*	2,377,017
2,870	Take-Two Interactive Software, Inc.*	180,380
667,714	Telogis, Inc.*(1)(2)(3)	2,123,331
63,932	Trade Desk, Inc. Class A*	2,387,860
627	Tyler Technologies, Inc.*	102,571
30,066	Ultimate Software Group, Inc.*	6,093,476
98,033	Veracode, Inc.*(1)(2)(3)	398,994
46,594	WEX, Inc.*	4,727,427
72,585	Wix.com Ltd.*	5,984,633
3,994	Zendesk, Inc.*	114,828
132,053	Zillow Group, Inc. Class C*	5,150,067

		75,245,793

The accompanying notes are an integral part of these financial statements.

82

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 90.7% - (continued)
	Technology Hardware & Equipment - 4.8%
1,675	Acacia Communications, Inc.*	$76,782
52,941	Arista Networks, Inc.*	7,392,681
5,594	Ciena Corp.*	128,159
15,987	Coherent, Inc.*	3,446,797
2,538	ePlus, Inc.*	180,833
99,119	II-VI, Inc.*	3,285,795
2,708	Itron, Inc.*	175,614
2,721	NetScout Systems, Inc.*	102,446
331,840	Oclaro, Inc.*	2,658,038
1,893	Rogers Corp.*	194,865
51,727	Zebra Technologies Corp. Class A*	4,876,304

		22,518,314

	Telecommunication Services - 0.0%
8,627	ORBCOMM, Inc.*	83,164
11,394	Vonage Holdings Corp.*	76,454

		159,618

	Transportation - 4.5%
4,695	Celadon Group, Inc.	18,545
1,941	Genesee & Wyoming, Inc. Class A*	131,522
288,646	Knight Transportation, Inc.	9,900,558
3,618	Marten Transport Ltd.	89,727
83,717	Spirit Airlines, Inc.*	4,794,473
254,442	Swift Transportation Co.*	6,254,184

		21,189,009

	Total Common Stocks (cost $358,773,465)	$426,583,618

EXCHANGE TRADED FUNDS - 4.6%
	Other Investment Pools & Funds - 4.6%
131,871	iShares Russell 2000 Growth ETF	$21,720,472

	Total Exchange Traded Funds (cost $21,174,047)	$21,720,472

PREFERRED STOCKS - 3.1%
	Consumer Services - 0.2%
177,795	DraftKings, Inc. Series D*(1)(2)(3)	$480,046
160,456	DraftKings, Inc. Series D-1*(1)(2)(3)	521,482

		1,001,528

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
92,973	Sancilio & Co., Inc.*(1)(2)(3)	533,665

	Retailing - 0.4%
47,489	Honest Co.*(1)(2)(3)	1,636,471

	Software & Services - 2.4%
106,123	Cloudera, Inc.*(1)(2)(3)	1,728,744
263,189	MarkLogic Corp. Series F*(1)(2)(3)	2,747,693
909,316	Telogis, Inc.*(1)(2)(3)	4,003,173
658,164	Zuora, Inc. Series F*(1)(2)(3)	2,981,483

		11,461,093

	Total Preferred Stocks (cost $13,756,373)	$14,632,757

	Total Long-Term Investments (cost $393,703,885)	$462,936,847

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.5%
	Other Investment Pools & Funds - 1.5%
6,886,051	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$6,886,051

	Total Short-Term Investments (cost $6,886,051)	$6,886,051

Total Investments (cost $400,589,936)^	99.9%	$469,822,898
Other Assets and Liabilities	0.1%	528,793

Total Net Assets	100.0%	$470,351,691

The accompanying notes are an integral part of these financial statements.

83

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$85,563,457
Unrealized Depreciation	(16,330,495)

Net Unrealized Appreciation	$69,232,962

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $20,432,013, which represented 4.3% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $20,432,013, which represented 4.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
08/2011	3,136,600	Allstar Co.	$1,364,479
02/2014	106,123	Cloudera, Inc. Preferred	1,545,151
08/2015	177,795	DraftKings, Inc. Series D Preferred	957,589
08/2015	160,456	DraftKings, Inc. Series D-1 Preferred	1,229,961
08/2015	47,489	Honest Co. Preferred	2,172,859
04/2015	263,189	MarkLogic Corp. Series F Preferred	3,056,730
05/2014	92,973	Sancilio & Co., Inc. Preferred	291,935
09/2013	667,714	Telogis, Inc.	1,322,808
09/2013	909,316	Telogis, Inc. Preferred	2,001,586
11/2013	65,552	Tory Burch LLC	5,137,734
04/2017	98,033	Veracode, Inc.	—
01/2015	658,164	Zuora, Inc. Series F Preferred	2,500,562

			$21,581,394

At April 30, 2017, the aggregate value of these securities was $20,432,013, which represented 4.3% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

84

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,066,728	$2,066,728	$—	$—
Banks	22,971,153	22,971,153	—	—
Capital Goods	53,515,281	53,515,281	—	—
Commercial & Professional Services	7,895,938	7,895,938	—	—
Consumer Durables & Apparel	17,085,843	17,085,843	—	—
Consumer Services	29,536,859	29,536,859	—	—
Diversified Financials	507,958	507,958	—	—
Energy	8,006,909	8,006,909	—	—
Food & Staples Retailing	347,180	347,180	—	—
Food, Beverage & Tobacco	420,912	420,912	—	—
Health Care Equipment & Services	43,378,298	43,378,298	—	—
Insurance	247,070	247,070	—	—
Materials	18,924,126	18,924,126	—	—
Pharmaceuticals, Biotechnology & Life Sciences	42,007,807	42,007,807	—	—
Real Estate	19,740,858	19,740,858	—	—
Retailing	7,140,065	3,863,134	—	3,276,931
Semiconductors & Semiconductor Equipment	33,677,899	33,677,899	—	—
Software & Services	75,245,793	72,723,468	—	2,522,325
Technology Hardware & Equipment	22,518,314	22,518,314	—	—
Telecommunication Services	159,618	159,618	—	—
Transportation	21,189,009	21,189,009	—	—
Exchange Traded Funds	21,720,472	21,720,472	—	—
Preferred Stocks	14,632,757	—	—	14,632,757
Short-Term Investments	6,886,051	6,886,051	—	—

Total	$469,822,898	$449,390,885	$—	$20,432,013

(1)	For the six-month period ended April 30, 2017, investments valued at $2,902,521 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions and there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2017:

	Common Stocks	Preferred Stocks	Total
Beginning balance	$8,251,997	$21,156,370	$29,408,367
Purchases	—	—	—
Sales	—	(4,696,137)	(4,696,137)
Accrued discounts/(premiums)	—	—	—
Total realized gain/(loss)	—	1,893,081	1,893,081
Net change in unrealized appreciation/depreciation	(2,452,741)	(818,036)	(3,270,777)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(2,902,521)	—

Ending balance	$5,799,256	$14,632,757	$20,432,013

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2017 was $(2,289,828).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

85

The Hartford Value Opportunities Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Automobiles & Components - 1.8%
25,531	Delphi Automotive plc	$2,052,693
72,830	General Motors Co.	2,522,831

		4,575,524

	Banks - 10.6%
147,575	Citigroup, Inc.	8,724,634
16,237	M&T Bank Corp.	2,523,392
56,936	PNC Financial Services Group, Inc.	6,818,086
158,519	Wells Fargo & Co.	8,534,663

		26,600,775

	Capital Goods - 1.9%
30,968	Eaton Corp. plc	2,342,419
231,600	Sanwa Holdings Corp.	2,334,566

		4,676,985

	Commercial & Professional Services - 3.5%
23,900	Clean Harbors, Inc.*	1,388,829
71,726	Herman Miller, Inc.	2,374,131
61,196	IHS Markit Ltd.*	2,655,906
146,036	Steelcase, Inc. Class A	2,489,914

		8,908,780

	Consumer Durables & Apparel - 2.6%
11,328,000	Global Brands Group Holding Ltd.*	1,337,324
52,111	Toll Brothers, Inc.	1,875,475
61,352	VF Corp.	3,351,660

		6,564,459

	Consumer Services - 1.4%
61,013	Las Vegas Sands Corp.	3,599,157

	Diversified Financials - 1.2%
141,700	Conyers Park Acquisition Corp.*	1,679,145
16,883	Raymond James Financial, Inc.	1,258,121

		2,937,266

	Energy - 9.0%
53,206	Anadarko Petroleum Corp.	3,033,806
109,179	Cabot Oil & Gas Corp.	2,537,320
68,312	Canadian Natural Resources Ltd.	2,177,103
11,226	Diamondback Energy, Inc.*	1,120,804
75,752	Halliburton Co.	3,475,502
23,609	Helmerich & Payne, Inc.	1,431,650
21,000	Hess Corp.	1,025,430
83,924	HollyFrontier Corp.	2,361,621
67,172	Marathon Oil Corp.	998,848
11,813	Pioneer Natural Resources Co.	2,043,531
60,685	QEP Resources, Inc.*	716,690
129,418	Southwestern Energy Co.*	971,929
282,688	Trican Well Service Ltd.*	776,587

		22,670,821

	Food, Beverage & Tobacco - 2.6%
74,326	British American Tobacco plc	5,021,708
93,100	Hostess Brands, Inc.*	1,595,734

		6,617,442

	Health Care Equipment & Services - 3.6%
50,513	Envision Healthcare Corp.*	2,830,243
28,376	McKesson Corp.	3,924,117
30,797	STERIS plc	2,272,819

		9,027,179

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Household & Personal Products - 1.1%
157,928	Coty, Inc. Class A	$2,819,015

	Insurance - 10.4%
68,013	American International Group, Inc.	4,142,672
80,189	Arthur J Gallagher & Co.	4,475,348
183,926	MetLife, Inc.	9,529,206
34,580	Principal Financial Group, Inc.	2,252,195
55,011	Unum Group	2,548,660
79,160	XL Group Ltd.	3,312,846

		26,260,927

	Materials - 5.5%
20,400	Bemis Co., Inc.	916,572
45,944	Celanese Corp. Series A	3,998,966
83,180	Constellium N.V. Class A*	578,101
57,039	CRH plc	2,079,696
19,471	PPG Industries, Inc.	2,138,695
51,569	Reliance Steel & Aluminum Co.	4,064,668

		13,776,698

	Media - 2.3%
45,102	John Wiley & Sons, Inc. Class A	2,376,875
156,666	SES S.A.	3,424,187

		5,801,062

	Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
39,000	Alder Biopharmaceuticals, Inc.*	781,950
16,571	Allergan plc	4,041,004
7,599	Biogen, Inc.*	2,060,925
71,683	Bristol-Myers Squibb Co.	4,017,832
18,279	Eli Lilly & Co.	1,499,975
116,314	Mylan N.V.*	4,344,328
5,528	Regeneron Pharmaceuticals, Inc.*	2,147,572
56,924	Teva Pharmaceutical Industries Ltd. ADR	1,797,660
11,383	Vertex Pharmaceuticals, Inc.*	1,346,609

		22,037,855

	Real Estate - 8.0%
46,004	American Tower Corp. REIT	5,793,744
124,045	Columbia Property Trust, Inc. REIT	2,791,013
198,304	Host Hotels & Resorts, Inc. REIT	3,559,557
12,816	Simon Property Group, Inc. REIT	2,117,972
183,759	STORE Capital Corp. REIT	4,408,378
21,000	Taubman Centers, Inc. REIT	1,313,550

		19,984,214

	Retailing - 0.9%
571,800	Allstar Co.*(1)(2)(3)	114,360
15,100	Expedia, Inc.	2,019,172

		2,133,532

	Semiconductors & Semiconductor Equipment - 4.8%
126,317	QUALCOMM, Inc.	6,788,275
44,435	Silicon Motion Technology Corp. ADR	2,157,319
29,986	Skyworks Solutions, Inc.	2,990,804

		11,936,398

	Software & Services - 2.5%
1,911	Alphabet, Inc. Class A*	1,766,758
28,500	Amdocs Ltd.	1,745,340
88,615	Genpact Ltd.	2,163,978
17,680	GoDaddy, Inc. Class A*	688,106

		6,364,182

86

The Hartford Value Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Technology Hardware & Equipment - 5.4%
38,500	Acacia Communications, Inc.*	$1,764,840
53,815	ARRIS International plc*	1,398,652
133,158	Cisco Systems, Inc.	4,536,693
1,108	Samsung Electronics Co., Ltd.	2,172,153
42,437	Western Digital Corp.	3,779,864

		13,652,202

	Telecommunication Services - 2.2%
48,800	Nippon Telegraph & Telephone Corp.	2,091,355
76,487	Verizon Communications, Inc.	3,511,518

		5,602,873

	Transportation - 2.1%
47,979	Genesee & Wyoming, Inc. Class A*	3,251,057
22,934	J.B. Hunt Transport Services, Inc.	2,056,262

		5,307,319

	Utilities - 6.8%
122,944	Exelon Corp.	4,257,551
282,159	Iberdrola S.A.	2,028,375
93,152	OGE Energy Corp.	3,239,826
74,267	PG&E Corp.	4,979,602
23,649	Sempra Energy	2,672,810

		17,178,164

	Total Common Stocks (cost $237,665,656)	$249,032,829

	Total Long-Term Investments (cost $237,665,656)	$249,032,829

SHORT-TERM INVESTMENTS - 1.2%
	Other Investment Pools & Funds - 1.2%
2,922,571	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$2,922,571

	Total Short-Term Investments (cost $2,922,571)	$2,922,571

Total Investments (cost $240,588,227)^	100.2%	$251,955,400
Other Assets and Liabilities	(0.2)%	(543,642)

Total Net Assets	100.0%	$251,411,758

The accompanying notes are an integral part of these financial statements.

87

The Hartford Value Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$28,242,834
Unrealized Depreciation	(16,875,661)

Net Unrealized Appreciation	$11,367,173

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At April 30, 2017, the value of this security was $114,360, which represented 0.0% of total net assets.

(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
08/2011	571,800	Allstar Co.	$248,744

At April 30, 2017, the value of this security was $114,360, which represented 0.0% of total net assets.

(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of this security was $114,360, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Sell	06/21/17	CBK	$2,410,280	$2,480,391	$(70,111)
JPY	Sell	06/21/17	BNP	1,907,065	1,945,924	(38,859)

Total						$(108,970)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
CBK	Citibank NA

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

88

The Hartford Value Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$4,575,524	$4,575,524	$—	$—
Banks	26,600,775	26,600,775	—	—
Capital Goods	4,676,985	2,342,419	2,334,566	—
Commercial & Professional Services	8,908,780	8,908,780	—	—
Consumer Durables & Apparel	6,564,459	5,227,135	1,337,324	—
Consumer Services	3,599,157	3,599,157	—	—
Diversified Financials	2,937,266	2,937,266	—	—
Energy	22,670,821	22,670,821	—	—
Food, Beverage & Tobacco	6,617,442	1,595,734	5,021,708	—
Health Care Equipment & Services	9,027,179	9,027,179	—	—
Household & Personal Products	2,819,015	2,819,015	—	—
Insurance	26,260,927	26,260,927	—	—
Materials	13,776,698	11,697,002	2,079,696	—
Media	5,801,062	2,376,875	3,424,187	—
Pharmaceuticals, Biotechnology & Life Sciences	22,037,855	22,037,855	—	—
Real Estate	19,984,214	19,984,214	—	—
Retailing	2,133,532	2,019,172	—	114,360
Semiconductors & Semiconductor Equipment	11,936,398	11,936,398	—	—
Software & Services	6,364,182	6,364,182	—	—
Technology Hardware & Equipment	13,652,202	11,480,049	2,172,153	—
Telecommunication Services	5,602,873	3,511,518	2,091,355	—
Transportation	5,307,319	5,307,319	—	—
Utilities	17,178,164	15,149,789	2,028,375	—
Short-Term Investments	2,922,571	2,922,571	—	—

Total	$251,955,400	$231,351,676	$20,489,364	$114,360

Liabilities
Foreign Currency Contracts(2)	$(108,970)	$—	$(108,970)	$—

Total	$(108,970)	$—	$(108,970)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

89

Domestic Equity Funds

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund
Assets:
Investments in securities, at market value	$8,603,078,676	$2,902,576,305	$8,051,209,601
Foreign currency	140	—	—
Unrealized appreciation on foreign currency contracts	251,293	—	—
Receivables:
Investment securities sold	181,868,416	7,395,803	136,493,336
Fund shares sold	5,084,696	8,341,708	9,167,112
Dividends and interest	15,927,749	2,160,746	10,788,392
Variation margin on financial derivative instruments	—	2,756,494	—
Other assets	115,946	158,534	148,992

Total assets	8,806,326,916	2,923,389,590	8,207,807,433

Liabilities:
Unrealized depreciation on foreign currency contracts	4,944,086	—	—
Bank overdraft - foreign cash	—	—	—
Payables:
Investment securities purchased	355,337,156	22,148,595	137,550,339
Fund shares redeemed	16,064,551	4,218,600	10,087,915
Investment management fees	4,541,417	828,155	4,000,510
Transfer agent fees	834,488	150,987	612,006
Accounting services fees	131,832	42,111	100,410
Board of Directors’ fees	35,148	1,938	24,250
Distribution fees	2,122,359	447,893	1,180,347
Accrued expenses	722,083	7,025	419,329

Total liabilities	384,733,120	27,845,304	153,975,106

Net assets	$8,421,593,796	$2,895,544,286	$8,053,832,327

Summary of Net Assets:
Capital stock and paid-in-capital	$7,126,366,121	$2,542,602,261	$5,445,160,161
Undistributed (distributions in excess of) net investment income	(12,240,409)	6,619,216	10,313,806
Accumulated net realized gain (loss)	271,106,296	32,873,494	366,581,590
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	1,036,361,788	313,449,315	2,231,776,770

Net assets	$8,421,593,796	$2,895,544,286	$8,053,832,327

Shares authorized	1,765,000,000	750,000,000	1,150,000,000

Par value	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$38.91	$26.37	$25.50

Maximum offering price per share	$41.17	$27.90	$26.98

Shares outstanding	118,964,484	24,868,333	141,287,145

Net Assets	$4,628,743,173	$655,830,380	$3,602,162,925

Class B: Net asset value per share	$30.75	$24.31	$25.04

Shares outstanding	821,924	11,417	331,117

Net Assets	$25,277,030	$277,525	$8,289,769

Class C: Net asset value per share	$31.37	$24.24	$24.72

Shares outstanding	43,063,608	13,249,286	18,539,948

Net Assets	$1,350,838,043	$321,180,924	$458,360,145

Class I: Net asset value per share	$39.02	$26.41	$25.37

Shares outstanding	32,831,360	39,907,165	82,646,013

Net Assets	$1,281,043,509	$1,053,789,616	$2,097,070,781

Class R3: Net asset value per share	$42.26	$26.71	$25.79

Shares outstanding	2,384,206	1,775,187	3,127,340

Net Assets	$100,757,913	$47,412,803	$80,656,959

The accompanying notes are an integral part of these financial statements.

90

Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Small Cap Core Fund	The Hartford Small Cap Growth Fund

$4,087,073,599	$4,242,215,479	$1,422,033,894	$8,280,569,185	$601,954,103	$174,377,034	$974,471,149
428,573	20	5	1,829	8	—	—
—	—	—	—	—	—	—

—	108,623,036	8,201,609	31,728,385	3,735,690	5,340,541	3,362,873
8,608,267	8,053,121	3,333,495	37,077,065	2,844,376	218,409	1,086,691
6,796,973	2,291,016	1,372,678	1,302,163	324,426	96,781	82,531
—	—	—	—	—	—	—
147,299	133,242	101,958	674,027	118,495	69,199	86,934

4,103,054,711	4,361,315,914	1,435,043,639	8,351,352,654	608,977,098	180,101,964	979,090,178

—	—	—	—	—	—	—
—	—	—	—	—	—	372,244

—	96,103,192	4,753,768	40,997,454	4,506,754	5,564,440	2,569,482
7,687,729	7,410,750	3,782,222	10,801,238	1,489,428	360,564	1,290,967
2,067,410	2,414,821	983,841	4,702,762	361,761	106,412	554,127
254,083	499,731	177,202	531,527	17,744	9,806	59,949
58,370	73,074	20,749	100,618	8,880	2,554	13,979
10,460	16,913	5,864	10,301	1,112	741	2,977
767,557	703,424	387,871	1,092,016	96,053	20,841	94,689
182,511	298,592	113,522	189,833	54,324	14,979	85,146

11,028,120	107,520,497	10,225,039	58,425,749	6,536,056	6,080,337	5,043,560

$4,092,026,591	$4,253,795,417	$1,424,818,600	$8,292,926,905	$602,441,042	$174,021,627	$974,046,618

$3,093,428,412	$3,512,608,670	$1,233,446,098	$6,393,803,369	$523,202,558	$145,114,569	$780,375,847
2,849,838	(42,008,208)	(9,592,348)	(23,003,894)	(96,863)	552,768	(2,890,272)
87,326,546	177,583,050	45,705,670	231,239,067	2,916,684	2,274,422	26,876,879
908,421,795	605,611,905	155,259,180	1,690,888,363	76,418,663	26,079,868	169,684,164

$4,092,026,591	$4,253,795,417	$1,424,818,600	$8,292,926,905	$602,441,042	$174,021,627	$974,046,618

750,000,000	23,900,000,000	610,000,000	1,110,000,000	610,000,000	1,110,000,000	27,150,000,000

$0.0010	$0.0001	$0.0010	$0.0010	$0.0010	$0.0010	$0.0001

$19.28	$40.33	$33.20	$27.19	$14.63	$13.43	$52.55

$20.40	$42.68	$35.13	$28.77	$15.48	$14.21	$55.61

87,746,846	43,391,332	23,157,036	83,992,233	18,917,682	4,004,482	4,116,577

$1,691,617,332	$1,749,963,727	$768,812,937	$2,283,511,657	$276,799,950	$53,780,817	$216,340,313

$19.31	$26.89	$27.46	$19.64	$12.29	$12.51	$41.09

168,637	55,991	29,585	426,396	22,555	29,396	6,255

$3,256,826	$1,505,725	$812,516	$8,376,432	$277,107	$367,846	$257,011

$19.18	$27.29	$27.62	$20.38	$12.25	$12.32	$40.81

24,189,668	14,561,879	9,209,042	33,865,351	3,119,494	981,484	954,868

$463,909,560	$397,429,767	$254,384,801	$690,078,151	$38,208,528	$12,087,715	$38,965,615

$19.18	$41.87	$34.65	$27.84	$14.72	$13.43	$54.09

66,274,014	41,237,401	7,379,222	101,595,135	11,507,046	308,715	3,208,008

$1,271,354,684	$1,726,406,620	$255,694,967	$2,827,921,171	$169,374,022	$4,145,593	$173,507,997

$19.30	$40.60	$34.22	$30.17	$15.38	$13.80	$52.32

2,892,551	1,233,130	1,326,448	2,692,287	792,564	52,674	267,250

$55,822,875	$50,070,776	$45,393,297	$81,231,894	$12,192,083	$727,090	$13,981,783

The accompanying notes are an integral part of these financial statements.

91

Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund
Class R4: Net asset value per share	$43.40	$27.10	$25.95

Shares outstanding	2,180,286	6,391,704	5,646,335

Net Assets	$94,628,010	$173,232,833	$146,507,883

Class R5: Net asset value per share	$44.13	$26.60	$26.04

Shares outstanding	1,125,532	5,974,082	4,764,641

Net Assets	$49,666,380	$158,880,919	$124,072,853

Class R6: Net asset value per share	$44.34	$26.69	$26.04

Shares outstanding	1,444,146	2,332,874	172,346

Net Assets	$64,040,506	$62,262,650	$4,488,173

Class Y: Net asset value per share	$44.34	$26.70	$26.05

Shares outstanding	4,121,564	4,935,528	21,250,854

Net Assets	$182,745,158	$131,764,927	$553,492,792

Class F: Net asset value per share	$39.02	$26.41	$25.38

Shares outstanding	16,498,610	11,013,724	38,569,242

Net Assets	$643,854,074	$290,911,709	$978,730,047

Cost of investments	$7,561,568,291	$2,589,608,203	$5,819,432,831
Cost of foreign currency	$140	$—	$—
Cost of bank overdraft - foreign cash	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

92

Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Small Cap Core Fund	The Hartford Small Cap Growth Fund
$19.32	$42.37	$35.72	$31.15	$15.62	$13.89	$54.15

4,224,556	1,718,924	1,030,657	6,387,167	733,925	9,229	1,389,159

$81,637,658	$72,827,783	$36,817,801	$198,937,125	$11,464,897	$128,157	$75,224,301

$19.41	$43.87	$37.12	$31.83	$15.79	$13.88	$56.16

3,863,868	272,153	148,326	7,726,288	757,134	3,033	2,113,960

$75,003,562	$11,939,004	$5,506,100	$245,931,012	$11,951,771	$42,092	$118,717,004

$19.45	$44.36	$—	$32.09	$—	$—	$56.69

1,140,324	49,797	—	2,175,725	—	—	109,140

$22,184,500	$2,209,122	$—	$69,819,875	$—	$—	$6,186,649

$19.46	$44.39	$37.51	$32.08	$15.83	$13.91	$56.76

6,621,498	2,038,170	1,529,991	51,947,270	1,469,120	86,120	5,076,247

$128,839,136	$90,470,386	$57,385,975	$1,666,465,527	$23,252,662	$1,197,671	$288,125,191

$19.18	$41.88	$34.66	$27.84	$14.73	$13.43	$54.11

15,557,089	3,605,295	294	7,925,280	4,000,371	7,561,005	789,884

$298,400,458	$150,972,507	$10,206	$220,654,061	$58,920,022	$101,544,646	$42,740,754

$3,178,633,347	$3,636,574,895	$1,266,768,636	$6,589,680,809	$525,531,735	$148,297,166	$804,786,985
$429,454	$19	$5	$1,842	$8	$—	$—
$—	$—	$—	$—	$—	$—	$372,244

The accompanying notes are an integral part of these financial statements.

93

Domestic Equity Funds

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	The Hartford Small Company Fund	The Hartford Value Opportunities Fund
Assets:
Investments in securities, at market value	$469,822,898	$251,955,400
Cash	179,105	—
Foreign currency	5	1,258
Receivables:
Investment securities sold	5,561,336	2,370,284
Fund shares sold	1,157,957	233,099
Dividends and interest	14,097	498,559
Other assets	88,216	83,341

Total assets	476,823,614	255,141,941

Liabilities:
Unrealized depreciation on foreign currency contracts	—	108,970
Payables:
Investment securities purchased	4,908,820	2,914,057
Fund shares redeemed	1,014,446	429,435
Investment management fees	312,361	145,679
Transfer agent fees	60,290	31,899
Accounting services fees	8,307	3,746
Board of Directors’ fees	3,054	988
Distribution fees	87,138	60,265
Accrued expenses	77,507	35,144

Total liabilities	6,471,923	3,730,183

Net assets	$470,351,691	$251,411,758

Summary of Net Assets:
Capital stock and paid-in-capital	$452,859,420	$233,626,216
Undistributed (distributions in excess of) net investment income	(5,208,592)	1,370,284
Accumulated net realized gain (loss)	(46,532,099)	5,159,500
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	69,232,962	11,255,758

Net assets	$470,351,691	$251,411,758

Shares authorized	650,000,000	27,110,000,000

Par value	$0.0010	$0.0001

Class A: Net asset value per share	$18.44	$19.63

Maximum offering price per share	$19.51	$20.77

Shares outstanding	12,986,057	9,645,454

Net Assets	$239,495,035	$189,387,554

Class B: Net asset value per share	$13.56	$17.21

Shares outstanding	21,617	11,716

Net Assets	$293,131	$201,654

Class C: Net asset value per share	$13.54	$17.00

Shares outstanding	1,981,852	1,327,106

Net Assets	$26,836,477	$22,556,415

Class I: Net asset value per share	$19.27	$19.38

Shares outstanding	3,816,885	1,328,289

Net Assets	$73,540,333	$25,738,790

Class R3: Net asset value per share	$19.96	$19.87

Shares outstanding	1,542,591	92,506

Net Assets	$30,788,653	$1,838,371

Class R4: Net asset value per share	$20.97	$20.08

Shares outstanding	1,302,204	512,323

Net Assets	$27,313,113	$10,285,505

The accompanying notes are an integral part of these financial statements.

94

Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

	The Hartford Small Company Fund	The Hartford Value Opportunities Fund
Class R5: Net asset value per share	$21.92	$20.22

Shares outstanding	246,067	22,161

Net Assets	$5,393,524	$447,997

Class R6: Net asset value per share	$22.28	$—

Shares outstanding	472	—

Net Assets	$10,516	$—

Class Y: Net asset value per share	$22.29	$20.27

Shares outstanding	2,591,155	46,648

Net Assets	$57,769,761	$945,574

Class F: Net asset value per share	$19.27	$19.38

Shares outstanding	462,386	511

Net Assets	$8,911,148	$9,898

Cost of investments	$400,589,936	$240,588,227
Cost of foreign currency	$5	$1,238

The accompanying notes are an integral part of these financial statements.

95

Domestic Equity Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund
Investment Income:
Dividends	$61,982,715	$20,012,901	$100,124,005
Interest	326,203	206,113	503,084
Other income	3,221	587	541
Less: Foreign tax withheld	(1,660,997)	—	(867,305)

Total investment income, net	60,651,142	20,219,601	99,760,325

Expenses:
Investment management fees	27,962,095	4,636,902	23,941,617
Administrative services fees
Class R3	102,461	42,852	81,236
Class R4	73,179	118,025	108,162
Class R5	23,841	67,848	57,918
Transfer agent fees
Class A	3,141,457	365,918	1,970,694
Class B	84,040	1,755	32,934
Class C	804,150	152,771	230,908
Class I	612,643	541,328	1,553,436
Class R3	6,328	1,564	3,408
Class R4	1,793	1,451	1,319
Class R5	462	1,177	453
Class R6	29	1,604	63
Class Y	6,555	2,030	10,373
Class F	—	—	—
Distribution fees
Class A	5,749,837	844,122	4,515,152
Class B	219,214	2,978	76,862
Class C	6,914,789	1,521,251	2,278,700
Class R3	256,152	107,130	203,091
Class R4	121,965	196,708	180,270
Custodian fees	181,936	6,005	19,517
Registration and filing fees	118,884	175,403	136,128
Accounting services fees	808,408	234,184	602,507
Board of Directors’ fees	131,315	33,307	114,149
Audit fees	19,546	10,558	9,943
Other expenses	670,471	138,320	548,380

Total expenses (before waivers and fees paid indirectly)	48,011,550	9,205,191	36,677,220
Expense waivers	(16,377)	(25,421)	(620)
Transfer agent fee waivers	(18,287)	(1,838)	(9,907)
Distribution fee reimbursements	(42,869)	(2,579)	(18,564)
Commission recapture	(146,990)	(5,091)	(42,440)

Total waivers and fees paid indirectly	(224,523)	(34,929)	(71,531)

Total expenses, net	47,787,027	9,170,262	36,605,689

Net Investment Income (Loss)	12,864,115	11,049,339	63,154,636

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	436,141,337	26,505,851	375,132,213
Net realized gain (loss) on futures contracts	—	7,383,050	—
Net realized gain (loss) on foreign currency contracts	7,057,367	—	—
Net realized gain (loss) on other foreign currency transactions	(955,720)	—	(19,127)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	442,242,984	33,888,901	375,113,086

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	615,536,664	243,791,086	516,652,731
Net unrealized appreciation (depreciation) of futures contracts	—	1,329,362	—
Net unrealized appreciation (depreciation) of foreign currency contracts	(6,517,291)	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	89,731	—	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	609,109,104	245,120,448	516,652,731

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,051,352,088	279,009,349	891,765,817

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,064,216,203	$290,058,688	$954,920,453

The accompanying notes are an integral part of these financial statements.

96

Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Small Cap Core Fund	The Hartford Small Cap Growth Fund

$58,327,916	$11,738,569	$6,979,312	$30,594,199	$3,549,623	$1,670,661	$3,815,262
205,517	9,308	61,676	92,096	24,717	3,522	22,168
572	784	924	648	867	614	1,003
(1,273,379)	(29,062)	(73,767)	(297,224)	(26,654)	(2,021)	—

57,260,626	11,719,599	6,968,145	30,389,719	3,548,553	1,672,776	3,838,433

12,192,800	14,645,069	5,854,194	26,577,578	2,063,295	659,888	3,287,649

56,437	47,412	45,041	78,001	12,097	854	13,603
61,117	52,159	27,500	138,119	9,281	141	54,093
36,611	5,470	2,622	112,426	5,692	22	55,032

842,493	998,105	581,586	1,400,032	230,551	44,360	184,472
7,920	7,970	3,455	21,236	1,807	1,432	1,478
199,537	230,237	180,897	374,415	30,265	10,114	26,591
647,831	1,393,919	155,445	2,961,807	237,664	2,151	130,271
1,916	2,557	1,340	4,297	918	215	1,579
1,002	1,118	424	9,041	399	58	1,521
931	320	277	1,219	267	—	858
63	51	—	521	—	—	62
2,726	1,640	367	11,146	567	767	2,171
—	—	—	—	—	—	—

2,122,942	2,122,647	934,161	2,746,638	336,350	65,419	264,155
6,727	14,343	7,723	71,147	2,680	3,136	2,407
2,328,451	1,981,934	1,256,630	3,300,258	193,549	59,036	193,717
141,092	118,531	112,602	195,003	30,242	2,134	34,007
101,862	86,931	45,834	230,199	15,468	235	90,155
11,298	23,992	9,222	24,221	4,350	698	2,678
129,947	112,037	79,056	245,075	68,386	52,673	65,475
345,508	442,824	123,351	580,440	50,288	15,837	82,803
55,620	64,470	21,834	95,360	7,281	2,677	13,395
9,685	12,701	13,849	11,213	10,712	9,752	11,767
255,989	337,837	133,219	528,421	38,455	13,162	67,712

19,560,505	22,704,274	9,590,629	39,717,813	3,350,564	944,761	4,587,651
—	(6,383)	—	(1,123,875)	(1,154)	(7,837)	—
(32)	(3,705)	(1,138)	(262)	(39,511)	(491)	(780)
(2,984)	(23,897)	(6,662)	(15,159)	(1,676)	(1,634)	(3,456)
(8,175)	(93,542)	(1,801)	(62,852)	(5,687)	—	(6,057)

(11,191)	(127,527)	(9,601)	(1,202,148)	(48,028)	(9,962)	(10,293)

19,549,314	22,576,747	9,581,028	38,515,665	3,302,536	934,799	4,577,358

37,711,312	(10,857,148)	(2,612,883)	(8,125,946)	246,017	737,977	(738,925)

91,201,403	219,809,871	69,259,194	238,982,154	6,324,732	10,114,196	28,698,138
—	—	—	—	—	—	—
—	—	—	—	—	—	—
17,998	(266,578)	(35,068)	(1,216)	(5,918)	—	—

91,219,401	219,543,293	69,224,126	238,980,938	6,318,814	10,114,196	28,698,138

303,348,411	236,411,073	163,473,691	805,803,222	52,127,564	17,739,808	129,010,275
—	—	—	—	—	—	—
—	—	—	—	—	—	—
56,573	41,641	15,183	(200)	2,700	—	—

303,404,984	236,452,714	163,488,874	805,803,022	52,130,264	17,739,808	129,010,275

394,624,385	455,996,007	232,713,000	1,044,783,960	58,449,078	27,854,004	157,708,413

$432,335,697	$445,138,859	$230,100,117	$1,036,658,014	$58,695,095	$28,591,981	$156,969,488

The accompanying notes are an integral part of these financial statements.

97

Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Small Company Fund	The Hartford Value Opportunities Fund
Investment Income:
Dividends	$2,258,999	$3,012,994
Interest	11,553	5,303
Other income	1,446	681
Less: Foreign tax withheld	—	(57,519)

Total investment income, net	2,271,998	2,961,459

Expenses:
Investment management fees	1,959,458	896,114
Administrative services fees
Class R3	30,521	2,501
Class R4	20,985	7,225
Class R5	2,784	693
Transfer agent fees
Class A	314,457	155,292
Class B	2,288	1,820
Class C	29,302	15,987
Class I	141,768	15,537
Class R3	1,440	515
Class R4	754	290
Class R5	1,001	92
Class R6	10	—
Class Y	617	7
Class F	—	—
Distribution fees
Class A	311,066	242,881
Class B	3,075	2,701
Class C	132,314	116,098
Class R3	76,303	6,253
Class R4	34,975	12,042
Custodian fees	4,043	2,859
Registration and filing fees	68,298	54,900
Accounting services fees	52,204	23,043
Board of Directors’ fees	8,106	3,790
Audit fees	13,912	11,654
Other expenses	70,048	24,843

Total expenses (before waivers and fees paid indirectly)	3,279,729	1,597,137
Expense waivers	(74,585)	—
Transfer agent fee waivers	(58,725)	(1,010)
Distribution fee reimbursements	(3,959)	(2,677)
Commission recapture	(13,407)	(3,005)

Total waivers and fees paid indirectly	(150,676)	(6,692)

Total expenses, net	3,129,053	1,590,445

Net Investment Income (Loss)	(857,055)	1,371,014

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	16,111,085	5,508,882
Net realized gain (loss) on foreign currency contracts	—	232,936
Net realized gain (loss) on other foreign currency transactions	(8,410)	(18,223)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	16,102,675	5,723,595

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	61,709,549	19,882,942
Net unrealized appreciation (depreciation) of foreign currency contracts	—	(298,786)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	—	8,977

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	61,709,549	19,593,133

Net Gain (Loss) on Investments and Foreign Currency Transactions	77,812,224	25,316,728

Net Increase (Decrease) in Net Assets Resulting from Operations	$76,955,169	$26,687,742

The accompanying notes are an integral part of these financial statements.

98

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99

Domestic Equity Funds

Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$12,864,115	$32,887,230	$11,049,339	$11,373,168
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	442,242,984	(112,115,333)	33,888,901	18,812,999
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	609,109,104	(53,023,087)	245,120,448	24,304,185

Net Increase (Decrease) in Net Assets Resulting from Operations	1,064,216,203	(132,251,190)	290,058,688	54,490,352

Distributions to Shareholders:
From net investment income
Class A	(18,554,632)	(18,675,755)	(3,527,526)	(465,251)
Class B	—	—	—	—
Class C	—	—	(235,322)	—
Class I	(8,757,228)	(10,761,362)	(6,401,540)	(589,851)
Class R3	(35,341)	—	(165,123)	(15,841)
Class R4	(166,664)	(463,066)	(849,831)	(59,578)
Class R5	(296,900)	(294,849)	(990,163)	(96,862)
Class R6	(420,762)	(63)	(366,134)	(3,976)
Class Y	(6,768,545)	(7,115,563)	(2,413,822)	(816,185)
Class F	—	—	—	—

Total from net investment income	(35,000,072)	(37,310,658)	(14,949,461)	(2,047,544)

From net realized gain on investments
Class A	—	(438,417,793)	(5,505,415)	(5,468,834)
Class B	—	(15,070,351)	(6,015)	(30,265)
Class C	—	(173,932,156)	(2,521,876)	(1,792,561)
Class I	—	(136,773,878)	(6,453,928)	(3,041,432)
Class R3	—	(9,354,336)	(317,464)	(146,771)
Class R4	—	(12,873,643)	(1,152,776)	(457,276)
Class R5	—	(3,831,005)	(983,894)	(502,307)
Class R6	—	(750)	(310,597)	(19,284)
Class Y	—	(80,511,075)	(2,232,680)	(532,867)
Class F	—	—	—	—

Total from net realized gain on investments	—	(870,764,987)	(19,484,645)	(11,991,597)

Total distributions	(35,000,072)	(908,075,645)	(34,434,106)	(14,039,141)

Capital Share Transactions:
Sold	1,002,351,559	758,948,093	1,152,142,744	2,290,819,807
Issued on reinvestment of distributions	31,116,677	816,781,443	32,030,351	12,844,503
Redeemed	(2,200,855,083)	(2,734,197,695)	(896,247,182)	(544,161,945)

Net increase (decrease) from capital share transactions	(1,167,386,847)	(1,158,468,159)	287,925,913	1,759,502,365

Net Increase (Decrease) in Net Assets	(138,170,716)	(2,198,794,994)	543,550,495	1,799,953,576

Net Assets:
Beginning of period	8,559,764,512	10,758,559,506	2,351,993,791	552,040,215

End of period	$8,421,593,796	$8,559,764,512	$2,895,544,286	$2,351,993,791

Undistributed (distributions in excess of) net investment income	$(12,240,409)	$9,895,548	$6,619,216	$10,519,338

The accompanying notes are an integral part of these financial statements.

100

Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund		The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$63,154,636	$125,452,780	$37,711,312	$72,554,333	$(10,857,148)	$(23,390,845)
375,113,086	262,070,527	91,219,401	121,534,796	219,543,293	121,026,008
516,652,731	(75,928,077)	303,404,984	21,268,855	236,452,714	(108,303,374)

954,920,453	311,595,230	432,335,697	215,357,984	445,138,859	(10,668,211)

(30,230,890)	(53,356,089)	(15,779,687)	(32,476,063)	—	—
(38,321)	(168,802)	(40,810)	(176,732)	—	—
(2,284,439)	(3,516,421)	(2,655,347)	(5,227,247)	—	—
(18,514,632)	(28,868,542)	(12,311,408)	(18,011,247)	—	(3,669,652)
(526,339)	(914,285)	(425,381)	(824,896)	—	—
(1,148,553)	(1,989,241)	(729,762)	(1,341,395)	—	—
(1,096,226)	(2,893,253)	(766,791)	(1,457,618)	—	(207,916)
(33,851)	(23,179)	(218,235)	(312,125)	—	(1,839)
(15,005,851)	(25,402,486)	(4,440,349)	(8,468,043)	—	(916,456)
(42)	—	(55)	—	—	—

(68,879,144)	(117,132,298)	(37,367,825)	(68,295,366)	—	(4,795,863)

(113,791,698)	(300,651,553)	(53,965,806)	(130,263,232)	(63,089,307)	(154,534,005)
(614,270)	(3,520,351)	(210,931)	(973,250)	(198,896)	(1,648,838)
(14,797,009)	(38,621,958)	(14,894,522)	(34,385,190)	(21,586,491)	(48,077,854)
(59,660,200)	(139,270,997)	(34,072,575)	(60,953,369)	(60,579,338)	(196,267,084)
(2,521,369)	(6,738,972)	(1,833,700)	(4,055,582)	(1,730,026)	(3,695,112)
(4,411,249)	(11,790,425)	(2,505,879)	(5,435,111)	(2,508,474)	(5,130,996)
(3,430,344)	(18,209,560)	(2,278,275)	(5,497,821)	(290,570)	(9,535,593)
(99,464)	(810)	(480,971)	(1,013,726)	(44,153)	(55,369)
(46,293,833)	(113,864,478)	(12,244,468)	(17,993,623)	(8,011,998)	(15,044,007)
—	—	—	—	—	—

(245,619,436)	(632,669,104)	(122,487,127)	(260,570,904)	(158,039,253)	(433,988,858)

(314,498,580)	(749,801,402)	(159,854,952)	(328,866,270)	(158,039,253)	(438,784,721)

1,647,264,409	1,153,934,103	914,451,624	936,673,775	701,381,557	1,436,602,077
305,293,926	728,372,425	152,595,130	313,715,774	140,743,496	394,546,441
(2,061,708,502)	(1,662,415,361)	(947,564,098)	(971,932,216)	(1,140,267,603)	(2,238,189,742)

(109,150,167)	219,891,167	119,482,656	278,457,333	(298,142,550)	(407,041,224)

531,271,706	(218,315,005)	391,963,401	164,949,047	(11,042,944)	(856,494,156)

7,522,560,621	7,740,875,626	3,700,063,190	3,535,114,143	4,264,838,361	5,121,332,517

$8,053,832,327	$7,522,560,621	$4,092,026,591	$3,700,063,190	$4,253,795,417	$4,264,838,361

$10,313,806	$16,038,314	$2,849,838	$2,506,351	$(42,008,208)	$(31,151,060)

The accompanying notes are an integral part of these financial statements.

101

Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Healthcare Fund		The Hartford MidCap Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$(2,612,883)	$(7,144,550)	$(8,125,946)	$(13,654,178)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	69,224,126	133,738,464	238,980,938	207,994,145
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	163,488,874	(255,970,606)	805,803,022	(183,373,927)

Net Increase (Decrease) in Net Assets Resulting from Operations	230,100,117	(129,376,692)	1,036,658,014	10,966,040

Distributions to Shareholders:
From net investment income
Class A	—	(14,774,170)	—	—
Class B	—	(25,242)	—	—
Class C	—	(4,082,717)	—	—
Class I	—	(5,005,081)	—	—
Class R3	—	(769,269)	—	—
Class R4	—	(750,074)	—	—
Class R5	—	(91,495)	—	—
Class R6	—	—	—	—
Class Y	—	(201,575)	—	—
Class F	—	—	—	—

Total from net investment income	—	(25,699,623)	—	—

From net realized gain on investments
Class A	(69,928,950)	(107,831,184)	(64,829,502)	(151,263,105)
Class B	(212,371)	(805,010)	(713,744)	(2,305,048)
Class C	(27,701,127)	(42,275,066)	(25,554,276)	(59,112,629)
Class I	(19,440,293)	(31,312,364)	(63,591,553)	(52,220,276)
Class R3	(4,038,027)	(6,983,832)	(2,100,323)	(5,048,697)
Class R4	(3,354,329)	(5,716,159)	(4,670,316)	(9,199,730)
Class R5	(447,294)	(587,165)	(5,615,946)	(10,739,665)
Class R6	—	—	(763,492)	(457,136)
Class Y	(4,374,439)	(1,204,668)	(41,187,648)	(76,830,945)
Class F	—	—	—	—

Total from net realized gain on investments	(129,496,830)	(196,715,448)	(209,026,800)	(367,177,231)

Total distributions	(129,496,830)	(222,415,071)	(209,026,800)	(367,177,231)

Capital Share Transactions:
Sold	163,249,261	493,312,793	2,051,890,084	2,650,865,717
Issued on reinvestment of distributions	123,834,078	212,237,633	201,230,769	354,262,220
Redeemed	(343,166,964)	(595,881,708)	(1,131,202,939)	(1,288,292,852)

Net increase (decrease) from capital share transactions	(56,083,625)	109,668,718	1,121,917,914	1,716,835,085

Net Increase (Decrease) in Net Assets	44,519,662	(242,123,045)	1,949,549,128	1,360,623,894

Net Assets:
Beginning of period	1,380,298,938	1,622,421,983	6,343,377,777	4,982,753,883

End of period	$1,424,818,600	$1,380,298,938	$8,292,926,905	$6,343,377,777

Undistributed (distributions in excess of) net investment income	$(9,592,348)	$(6,979,465)	$(23,003,894)	$(14,877,948)

The accompanying notes are an integral part of these financial statements.

102

Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

The Hartford MidCap Value Fund		Hartford Small Cap Core Fund		The Hartford Small Cap Growth Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$246,017	$1,004,976	$737,977	$1,861,275	$(738,925)	$(2,131,806)
6,318,814	34,651,046	10,114,196	(4,108,084)	28,698,138	7,265,224
52,130,264	(36,819,846)	17,739,808	7,401,701	129,010,275	(11,905,883)

58,695,095	(1,163,824)	28,591,981	5,154,892	156,969,488	(6,772,465)

(40,847)	(275,050)	(418,020)	(70,735)	—	—
—	—	—	—	—	—
—	—	(21,501)	—	—	—
(389,629)	(127,915)	(35,368)	(11,508)	—	—
—	—	(4,536)	—	—	—
(3,233)	(22,762)	(1,224)	(746)	—	—
(34,448)	(32,762)	(538)	(332)	—	—
—	—	—	—	—	—
(323,233)	(412,075)	(1,227,713)	(629,357)	—	—
—	—	—	—	—	—

(791,390)	(870,564)	(1,708,900)	(712,678)	—	—

(17,858,964)	(17,289,556)	—	(2,941,872)	(1,339,812)	(19,573,523)
(52,454)	(115,604)	—	(103,364)	(4,904)	(143,328)
(3,017,301)	(3,418,231)	—	(800,241)	(315,082)	(4,915,440)
(7,495,690)	(2,257,530)	—	(146,403)	(905,289)	(16,064,845)
(766,406)	(739,923)	—	(47,729)	(86,418)	(1,308,316)
(865,144)	(968,135)	—	(33,653)	(438,392)	(5,735,269)
(677,060)	(552,521)	—	(12,234)	(655,380)	(8,824,997)
—	—	—	—	(26,101)	(1,036)
(5,047,633)	(10,454,900)	—	(80,943)	(1,848,510)	(23,851,463)
—	—	—	—	—	—

(35,780,652)	(35,796,400)	—	(4,166,439)	(5,619,888)	(80,418,217)

(36,572,042)	(36,666,964)	(1,708,900)	(4,879,117)	(5,619,888)	(80,418,217)

207,384,940	181,911,321	110,962,449	134,821,557	144,029,124	187,622,376
35,808,806	35,755,123	1,700,741	4,755,718	5,330,601	75,835,823
(143,321,323)	(190,066,099)	(136,658,084)	(40,062,147)	(176,039,296)	(351,220,720)

99,872,423	27,600,345	(23,994,894)	99,515,128	(26,679,571)	(87,762,521)

121,995,476	(10,230,443)	2,888,187	99,790,903	124,670,029	(174,953,203)

480,445,566	490,676,009	171,133,440	71,342,537	849,376,589	1,024,329,792

$602,441,042	$480,445,566	$174,021,627	$171,133,440	$974,046,618	$849,376,589

$(96,863)	$448,510	$552,768	$1,523,691	$(2,890,272)	$(2,151,347)

The accompanying notes are an integral part of these financial statements.

103

Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Small Company Fund		The Hartford Value Opportunities Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$(857,055)	$(4,519,278)	$1,371,014	$2,216,898
Net realized gain (loss) on investments and foreign currency transactions	16,102,675	(54,777,352)	5,723,595	1,400,711
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	61,709,549	15,918,264	19,593,133	6,510,233

Net Increase (Decrease) in Net Assets Resulting from Operations	76,955,169	(43,378,366)	26,687,742	10,127,842

Distributions to Shareholders:
From net investment income
Class A	—	—	(1,408,024)	(2,456,428)
Class B	—	—	—	(1,491)
Class C	—	—	(44,777)	(175,129)
Class I	—	—	(246,529)	(303,751)
Class R3	—	—	(11,182)	(28,706)
Class R4	—	—	(66,121)	(135,738)
Class R5	—	—	(20,935)	(38,022)
Class R6	—	—	—	—
Class Y	—	—	(10,432)	(26,215)
Class F	—	—	—	—

Total from net investment income	—	—	(1,808,000)	(3,165,480)

From net realized gain on investments
Class A	—	(42,671,700)	(1,476,132)	(13,581,630)
Class B	—	(411,283)	(5,882)	(135,988)
Class C	—	(5,940,781)	(204,689)	(1,994,652)
Class I	—	(8,856,960)	(167,555)	(1,450,185)
Class R3	—	(4,392,173)	(20,360)	(234,307)
Class R4	—	(4,976,118)	(69,171)	(770,995)
Class R5	—	(3,452,139)	(15,279)	(162,116)
Class R6	—	(1,073)	—	—
Class Y	—	(30,836,502)	(6,912)	(104,674)
Class F	—	—	—	—

Total from net realized gain on investments	—	(101,538,729)	(1,965,980)	(18,434,547)

Total distributions	—	(101,538,729)	(3,773,980)	(21,600,027)

Capital Share Transactions:
Sold	81,308,875	126,281,674	27,172,445	31,296,189
Issued on reinvestment of distributions	—	100,404,598	3,602,922	20,417,747
Redeemed	(180,267,589)	(411,920,528)	(46,184,113)	(79,219,286)

Net (decrease) from capital share transactions	(98,958,714)	(185,234,256)	(15,408,746)	(27,505,350)

Net Increase (Decrease) in Net Assets	(22,003,545)	(330,151,351)	7,505,016	(38,977,535)

Net Assets:
Beginning of period	492,355,236	822,506,587	243,906,742	282,884,277

End of period	$470,351,691	$492,355,236	$251,411,758	$243,906,742

Undistributed (distributions in excess of) net investment income	$(5,208,592)	$(4,351,537)	$1,370,284	$1,807,270

The accompanying notes are an integral part of these financial statements.

104

Domestic Equity Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$34.49	$0.06	$4.51	$4.57	$(0.15)	$—	$(0.15)	$38.91	13.24	%(4)	$4,628,743	1.09	%(5)	1.09	%(5)	0.35	%(5)	60%
B	27.28	(0.09)	3.56	3.47	—	—	—	30.75	12.72	(4)	25,277	2.09	(5)	2.01	(5)	(0.59	)(5)	60
C	27.80	(0.06)	3.63	3.57	—	—	—	31.37	12.81	(4)	1,350,838	1.82	(5)	1.82	(5)	(0.39	)(5)	60
I	34.65	0.12	4.51	4.63	(0.26)	—	(0.26)	39.02	13.40	(4)	1,281,044	0.81	(5)	0.81	(5)	0.63	(5)	60
R3	37.38	0.01	4.88	4.89	(0.01)	—	(0.01)	42.26	13.07	(4)	100,758	1.42	(5)	1.40	(5)	0.04	(5)	60
R4	38.39	0.07	5.01	5.08	(0.07)	—	(0.07)	43.40	13.21	(4)	94,628	1.11	(5)	1.10	(5)	0.34	(5)	60
R5	39.15	0.13	5.11	5.24	(0.26)	—	(0.26)	44.13	13.41	(4)	49,666	0.81	(5)	0.80	(5)	0.64	(5)	60
R6	39.36	0.15	5.12	5.27	(0.29)	—	(0.29)	44.34	13.44	(4)	64,041	0.71	(5)	0.71	(5)	0.73	(5)	60
Y	39.36	0.15	5.12	5.27	(0.29)	—	(0.29)	44.34	13.44	(4)	182,745	0.71	(5)	0.71	(5)	0.71	(5)	60
F(6)	38.15	0.06	0.81	0.87	—	—	—	39.02	2.28	(4)	643,854	0.71	(5)	0.71	(5)	0.87	(5)	60

For the Year Ended October 31, 2016
A	$38.15	$0.13	$(0.57)	$(0.44)	$(0.12)	$(3.10)	$(3.22)	$34.49	(0.97)%		$4,609,594	1.11%		1.11	%(7)	0.39%		88%
B	31.00	(0.13)	(0.49)	(0.62)	—	(3.10)	(3.10)	27.28	(1.82)		58,647	2.00		2.00	(7)	(0.49)		88
C	31.48	(0.09)	(0.49)	(0.58)	—	(3.10)	(3.10)	27.80	(1.65)		1,420,171	1.83		1.83	(7)	(0.33)		88
I	38.31	0.24	(0.57)	(0.33)	(0.23)	(3.10)	(3.33)	34.65	(0.65)		1,225,026	0.81		0.81	(7)	0.70		88
R3	41.06	0.03	(0.61)	(0.58)	—	(3.10)	(3.10)	37.38	(1.26)		103,526	1.43		1.42	(7)	0.09		88
R4	42.07	0.15	(0.63)	(0.48)	(0.10)	(3.10)	(3.20)	38.39	(0.95)		100,426	1.12		1.12	(7)	0.39		88
R5	42.84	0.27	(0.64)	(0.37)	(0.22)	(3.10)	(3.32)	39.15	(0.65)		45,643	0.82		0.82	(7)	0.69		88
R6	43.03	0.33	(0.66)	(0.33)	(0.24)	(3.10)	(3.34)	39.36	(0.56)		57,432	0.72		0.72	(7)	0.85		88
Y	43.05	0.30	(0.63)	(0.33)	(0.26)	(3.10)	(3.36)	39.36	(0.55)		939,300	0.72		0.72	(7)	0.78		88

For the Year Ended October 31, 2015
A	$49.44	$0.13	$1.27	$1.40	$(0.13)	$(12.56)	$(12.69)	$38.15	4.20%		$5,453,502	1.09%		1.09%		0.34%		79%
B	42.72	(0.17)	1.01	0.84	—	(12.56)	(12.56)	31.00	3.30		158,610	1.97		1.97		(0.53)		79
C	43.13	(0.12)	1.03	0.91	—	(12.56)	(12.56)	31.48	3.47		1,799,846	1.81		1.81		(0.38)		79
I	49.60	0.26	1.26	1.52	(0.25)	(12.56)	(12.81)	38.31	4.53		1,736,395	0.78		0.78		0.66		79
R3	52.24	0.01	1.37	1.38	—	(12.56)	(12.56)	41.06	3.87		124,072	1.40		1.40		0.03		79
R4	53.19	0.14	1.41	1.55	(0.11)	(12.56)	(12.67)	42.07	4.18		179,454	1.10		1.10		0.33		79
R5	53.92	0.28	1.43	1.71	(0.23)	(12.56)	(12.79)	42.84	4.49		53,292	0.80		0.80		0.63		79
R6(8)	54.32	0.30	1.25	1.55	(0.28)	(12.56)	(12.84)	43.03	4.16	(4)	10	0.76	(5)	0.75	(5)	0.70	(5)	79
Y	54.12	0.32	1.45	1.77	(0.28)	(12.56)	(12.84)	43.05	4.60		1,253,378	0.70		0.70		0.73		79

For the Year Ended October 31, 2014
A	$45.91	$0.22	$5.31	$5.53	$(0.12)	$(1.88)	$(2.00)	$49.44	12.49%		$5,789,682	1.10%		1.10%		0.46%		111%
B	40.14	(0.16)	4.62	4.46	—	(1.88)	(1.88)	42.72	11.55		270,227	1.95		1.95		(0.39)		111
C	40.46	(0.11)	4.66	4.55	—	(1.88)	(1.88)	43.13	11.69		1,992,142	1.81		1.81		(0.26)		111
I	46.01	0.37	5.34	5.71	(0.24)	(1.88)	(2.12)	49.60	12.87		2,194,464	0.76		0.76		0.79		111
R3	48.42	0.08	5.62	5.70	—	(1.88)	(1.88)	52.24	12.16		136,576	1.40		1.40		0.16		111
R4	49.24	0.23	5.72	5.95	(0.12)	(1.88)	(2.00)	53.19	12.50		191,319	1.10		1.10		0.46		111
R5	49.80	0.37	5.81	6.18	(0.18)	(1.88)	(2.06)	53.92	12.82		59,285	0.80		0.80		0.72		111
Y	50.05	0.46	5.79	6.25	(0.30)	(1.88)	(2.18)	54.12	12.94		1,284,539	0.70		0.70		0.88		111

The accompanying notes are an integral part of these financial statements.

105

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Capital Appreciation Fund - (continued)
For the Year Ended October 31, 2013
A	$32.65	$0.18	$13.31	$13.49	$(0.23)	$—	$(0.23)	$45.91	41.56%		$5,796,609	1.14%		1.14%		0.46%		91%
B	28.60	(0.13)	11.67	11.54	—	—	—	40.14	40.35		381,022	1.99		1.99		(0.37)		91
C	28.80	(0.09)	11.76	11.67	(0.01)	—	(0.01)	40.46	40.55		1,940,617	1.85		1.85		(0.25)		91
I	32.72	0.31	13.33	13.64	(0.35)	—	(0.35)	46.01	42.02		2,019,281	0.84		0.84		0.82		91
R3	34.41	0.08	14.06	14.14	(0.13)	—	(0.13)	48.42	41.20		134,084	1.41		1.40		0.21		91
R4	34.98	0.21	14.28	14.49	(0.23)	—	(0.23)	49.24	41.63		184,618	1.10		1.10		0.51		91
R5	35.40	0.35	14.41	14.76	(0.36)	—	(0.36)	49.80	42.04		142,768	0.80		0.80		0.84		91
Y	35.58	0.39	14.48	14.87	(0.40)	—	(0.40)	50.05	42.17		1,348,160	0.70		0.70		0.91		91

For the Year Ended October 31, 2012(9)
A	$30.55	$0.25	$2.38	$2.63	$(0.53)	$—	$(0.53)	$32.65	8.84%		$4,859,760	1.16%		1.16%		0.63%		74%
B	26.76	(0.31)	2.40	2.09	(0.25)	—	(0.25)	28.60	7.93		391,388	2.01		2.00		(0.23)		74
C	26.94	(0.16)	2.31	2.15	(0.29)	—	(0.29)	28.80	8.11		1,642,578	1.87		1.87		(0.09)		74
I	30.61	0.36	2.37	2.73	(0.62)	—	(0.62)	32.72	9.19		3,024,465	0.86		0.86		0.93		74
R3	32.17	0.10	2.61	2.71	(0.47)	—	(0.47)	34.41	8.59		122,235	1.41		1.40		0.39		74
R4	32.68	0.28	2.57	2.85	(0.55)	—	(0.55)	34.98	8.92		168,689	1.11		1.10		0.68		74
R5	33.09	0.40	2.58	2.98	(0.67)	—	(0.67)	35.40	9.25		185,705	0.80		0.80		1.00		74
Y	33.26	0.55	2.47	3.02	(0.70)	—	(0.70)	35.58	9.36		1,304,963	0.70		0.70		1.09		74

Hartford Core Equity Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$23.87	$0.10	$2.71	$2.81	$(0.12)	$(0.19)	$(0.31)	$26.37	11.89	%(4)	$655,830	0.76	%(5)	0.76	%(5)	0.80	%(5)	19%
B	21.99	0.01	2.50	2.51	—	(0.19)	(0.19)	24.31	11.48	(4)	278	1.99	(5)	1.54	(5)	0.05	(5)	19
C	21.94	0.01	2.50	2.51	(0.02)	(0.19)	(0.21)	24.24	11.51	(4)	321,181	1.50	(5)	1.50	(5)	0.05	(5)	19
I	23.93	0.13	2.73	2.86	(0.19)	(0.19)	(0.38)	26.41	12.07	(4)	1,053,790	0.52	(5)	0.52	(5)	1.03	(5)	19
R3	24.18	0.06	2.76	2.82	(0.10)	(0.19)	(0.29)	26.71	11.76	(4)	47,413	1.11	(5)	1.09	(5)	0.46	(5)	19
R4	24.54	0.10	2.79	2.89	(0.14)	(0.19)	(0.33)	27.10	11.89	(4)	173,233	0.80	(5)	0.79	(5)	0.76	(5)	19
R5	24.10	0.13	2.76	2.89	(0.20)	(0.19)	(0.39)	26.60	12.06	(4)	158,881	0.50	(5)	0.49	(5)	1.06	(5)	19
R6	24.19	0.14	2.76	2.90	(0.21)	(0.19)	(0.40)	26.69	12.11	(4)	62,263	0.41	(5)	0.41	(5)	1.12	(5)	19
Y	24.20	0.16	2.74	2.90	(0.21)	(0.19)	(0.40)	26.70	12.11	(4)	131,765	0.40	(5)	0.40	(5)	1.23	(5)	19
F(6)	26.05	0.02	0.34	0.36	—	—	—	26.41	1.38	(4)	290,912	0.41	(5)	0.41	(5)	0.43	(5)	19

For the Year Ended October 31, 2016
A	$24.05	$0.15	$0.13	$0.28	$(0.03)	$(0.43)	$(0.46)	$23.87	1.21%		$703,896	0.80%		0.80	%(10)	0.64%		29%
B	22.33	(0.02)	0.11	0.09	—	(0.43)	(0.43)	21.99	0.43		766	1.96		1.55	(10)	(0.10)		29
C	22.27	(0.03)	0.13	0.10	—	(0.43)	(0.43)	21.94	0.47		281,383	1.55		1.55	(10)	(0.12)		29
I	24.09	0.21	0.13	0.34	(0.07)	(0.43)	(0.50)	23.93	1.47		749,824	0.55		0.55	(10)	0.88		29
R3	24.44	0.08	0.13	0.21	(0.04)	(0.43)	(0.47)	24.18	0.89		36,012	1.14		1.10	(10)	0.33		29
R4	24.73	0.15	0.14	0.29	(0.05)	(0.43)	(0.48)	24.54	1.21		144,490	0.83		0.80	(10)	0.63		29
R5	24.25	0.22	0.14	0.36	(0.08)	(0.43)	(0.51)	24.10	1.52		121,871	0.53		0.50	(10)	0.93		29
R6	24.33	0.24	0.13	0.37	(0.08)	(0.43)	(0.51)	24.19	1.55		32,059	0.43		0.43	(10)	1.00		29
Y	24.33	0.24	0.13	0.37	(0.07)	(0.43)	(0.50)	24.20	1.58		281,692	0.43		0.43	(10)	0.99		29

The accompanying notes are an integral part of these financial statements.

106

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Core Equity Fund - (continued)
For the Year Ended October 31, 2015
A	$22.00	$0.13	$2.21	$2.34	$—	$(0.29)	$(0.29)	$24.05	10.75%		$267,237	1.03%		0.92%		0.55%		33%
B	20.60	(0.05)	2.07	2.02	—	(0.29)	(0.29)	22.33	9.92		1,614	2.18		1.74		(0.23)		33
C	20.54	(0.04)	2.06	2.02	—	(0.29)	(0.29)	22.27	9.95		73,070	1.73		1.62		(0.17)		33
I(11)	23.30	0.12	0.67	0.79	—	—	—	24.09	3.39	(4)	136,641	0.66	(5)	0.50	(5)	0.85	(5)	33
R3	22.41	0.06	2.26	2.32	—	(0.29)	(0.29)	24.44	10.46		5,081	1.34		1.16		0.27		33
R4	22.60	0.13	2.29	2.42	—	(0.29)	(0.29)	24.73	10.82		22,020	0.98		0.82		0.54		33
R5	22.72	0.20	2.26	2.46	(0.64)	(0.29)	(0.93)	24.25	11.10		26,977	0.64		0.49		0.84		33
R6(11)	23.53	0.11	0.69	0.80	—	—	—	24.33	3.40	(4)	597	0.57	(5)	0.45	(5)	0.78	(5)	33
Y	22.79	0.21	2.27	2.48	(0.65)	(0.29)	(0.94)	24.33	11.15		18,802	0.57		0.50		0.90		33

For the Year Ended October 31, 2014
A	$18.77	$0.03	$3.26	$3.29	$(0.06)	$—	$(0.06)	$22.00	17.56%		$126,308	1.37%		1.31%		0.16%		60%
B	17.66	(0.12)	3.06	2.94	—	—	—	20.60	16.65		1,898	2.49		2.10		(0.62)		60
C	17.59	(0.10)	3.05	2.95	—	—	—	20.54	16.77		19,798	2.06		2.00		(0.53)		60
R3	19.14	(0.01)	3.32	3.31	(0.04)	—	(0.04)	22.41	17.30		481	1.70		1.50		(0.05)		60
R4	19.20	0.05	3.35	3.40	—	—	—	22.60	17.71		889	1.34		1.20		0.21		60
R5	19.38	0.12	3.36	3.48	(0.14)	—	(0.14)	22.72	18.03		374	1.04		0.90		0.56		60
Y	19.44	0.13	3.37	3.50	(0.15)	—	(0.15)	22.79	18.07		2,486	0.91		0.85		0.62		60

For the Year Ended October 31, 2013
A	$14.57	$0.11	$4.24	$4.35	$(0.15)	$—	$(0.15)	$18.77	30.12%		$103,104	1.40%		1.35%		0.68%		28%
B	13.70	(0.01)	3.99	3.98	(0.02)	—	(0.02)	17.66	29.10		2,480	2.50		2.10		(0.04)		28
C	13.66	—	3.98	3.98	(0.05)	—	(0.05)	17.59	29.19		15,324	2.07		2.04		(0.01)		28
R3	14.86	0.09	4.32	4.41	(0.13)	—	(0.13)	19.14	29.88		330	1.69		1.50		0.51		28
R4	14.91	0.12	4.34	4.46	(0.17)	—	(0.17)	19.20	30.24		1,227	1.29		1.20		0.69		28
R5	15.04	0.19	4.37	4.56	(0.22)	—	(0.22)	19.38	30.68		204	1.00		0.90		1.12		28
Y	15.05	0.20	4.38	4.58	(0.19)	—	(0.19)	19.44	30.73		1,963	0.88		0.85		1.19		28
For the Year Ended October 31, 2012
A	$12.77	$0.09	$1.74	$1.83	$(0.03)	$—	$(0.03)	$14.57	14.39%		$83,534	1.44%		1.35%		0.69%		46%
B	12.07	(0.01)	1.64	1.63	—	—	—	13.70	13.50		2,761	2.50		2.10		(0.08)		46
C	12.03	(0.01)	1.64	1.63	—	—	—	13.66	13.55		11,913	2.09		2.09		(0.06)		46
R3	13.05	0.08	1.77	1.85	(0.04)	—	(0.04)	14.86	14.22		209	1.70		1.50		0.53		46
R4	13.07	0.12	1.78	1.90	(0.06)	—	(0.06)	14.91	14.57		167	1.31		1.20		0.85		46
R5	13.18	0.16	1.79	1.95	(0.09)	—	(0.09)	15.04	14.93		144	1.01		0.90		1.14		46
Y	13.20	0.15	1.80	1.95	(0.10)	—	(0.10)	15.05	14.90		1,594	0.85		0.85		1.04		46

The Hartford Dividend and Growth Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$23.49	$0.19	$2.82	$3.01	$(0.21)	$(0.79)	$(1.00)	$25.50	12.88	%(4)	$3,602,163	1.00	%(5)	1.00	%(5)	1.53	%(5)	12%
B	23.04	0.08	2.76	2.84	(0.05)	(0.79)	(0.84)	25.04	12.44	(4)	8,290	2.07	(5)	1.94	(5)	0.70	(5)	12
C	22.80	0.09	2.74	2.83	(0.12)	(0.79)	(0.91)	24.72	12.52	(4)	458,360	1.74	(5)	1.74	(5)	0.79	(5)	12
I	23.38	0.21	2.80	3.01	(0.23)	(0.79)	(1.02)	25.37	13.01	(4)	2,097,071	0.80	(5)	0.80	(5)	1.72	(5)	12
R3	23.75	0.15	2.84	2.99	(0.16)	(0.79)	(0.95)	25.79	12.71	(4)	80,657	1.35	(5)	1.35	(5)	1.19	(5)	12
R4	23.89	0.19	2.86	3.05	(0.20)	(0.79)	(0.99)	25.95	12.89	(4)	146,508	1.05	(5)	1.05	(5)	1.48	(5)	12
R5	23.97	0.22	2.88	3.10	(0.24)	(0.79)	(1.03)	26.04	13.06	(4)	124,073	0.74	(5)	0.74	(5)	1.78	(5)	12
R6	23.97	0.23	2.88	3.11	(0.25)	(0.79)	(1.04)	26.04	13.11	(4)	4,488	0.65	(5)	0.65	(5)	1.84	(5)	12
Y	23.97	0.25	2.87	3.12	(0.25)	(0.79)	(1.04)	26.05	13.15	(4)	553,493	0.65	(5)	0.65	(5)	2.00	(5)	12
F(6)	25.51	0.02	(0.04)	(0.02)	(0.11)	—	(0.11)	25.38	13.10	(4)	978,730	0.64	(5)	0.64	(5)	0.55	(5)	12

The accompanying notes are an integral part of these financial statements.

107

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund - (continued)
For the Year Ended October 31, 2016
A	$24.99	$0.37	$0.50	$0.87	$(0.34)	$(2.03)	$(2.37)	$23.49	4.12%	$3,501,684	1.03%	1.03	%(12)	1.59%	22%
B	24.55	0.16	0.47	0.63	(0.11)	(2.03)	(2.14)	23.04	3.12	19,716	2.01	1.96	(12)	0.71	22
C	24.34	0.19	0.47	0.66	(0.17)	(2.03)	(2.20)	22.80	3.31	437,961	1.77	1.77	(12)	0.85	22
I	24.89	0.41	0.50	0.91	(0.39)	(2.03)	(2.42)	23.38	4.31	1,779,168	0.83	0.83	(12)	1.78	22
R3	25.24	0.29	0.51	0.80	(0.26)	(2.03)	(2.29)	23.75	3.78	79,400	1.36	1.36	(12)	1.26	22
R4	25.37	0.37	0.51	0.88	(0.33)	(2.03)	(2.36)	23.89	4.10	136,673	1.06	1.06	(12)	1.56	22
R5	25.44	0.44	0.51	0.95	(0.39)	(2.03)	(2.42)	23.97	4.41	104,487	0.76	0.76	(12)	1.89	22
R6	25.44	0.42	0.55	0.97	(0.41)	(2.03)	(2.44)	23.97	4.48	2,964	0.66	0.66	(12)	1.76	22
Y	25.45	0.46	0.51	0.97	(0.42)	(2.03)	(2.45)	23.97	4.50	1,460,506	0.66	0.66	(12)	1.95	22

For the Year Ended October 31, 2015
A	$27.05	$0.36	$0.23	$0.59	$(0.35)	$(2.30)	$(2.65)	$24.99	2.46%	$3,724,804	1.02%	1.02%		1.43%	23%
B	26.59	0.14	0.22	0.36	(0.10)	(2.30)	(2.40)	24.55	1.54	44,909	1.97	1.92		0.54	23
C	26.42	0.17	0.23	0.40	(0.18)	(2.30)	(2.48)	24.34	1.70	467,006	1.76	1.76		0.69	23
I	26.95	0.41	0.23	0.64	(0.40)	(2.30)	(2.70)	24.89	2.67	1,715,056	0.81	0.81		1.64	23
R3	27.29	0.28	0.24	0.52	(0.27)	(2.30)	(2.57)	25.24	2.12	85,736	1.35	1.35		1.10	23
R4	27.42	0.36	0.23	0.59	(0.34)	(2.30)	(2.64)	25.37	2.42	150,367	1.04	1.04		1.41	23
R5	27.49	0.44	0.23	0.67	(0.42)	(2.30)	(2.72)	25.44	2.73	229,206	0.74	0.74		1.70	23
R6	27.81	0.43	(0.05)	0.38	(0.45)	(2.30)	(2.75)	25.44	1.64 (4)	10	0.71 (5)	0.70	(5)	1.71 (5)	23
Y	27.50	0.46	0.24	0.70	(0.45)	(2.30)	(2.75)	25.45	2.83	1,323,782	0.64	0.64		1.80	23

For the Year Ended October 31, 2014
A	$25.28	$0.36	$3.43	$3.79	$(0.36)	$(1.66)	$(2.02)	$27.05	16.01%	$3,780,786	1.02%	1.02%		1.40%	23%
B	24.88	0.13	3.35	3.48	(0.11)	(1.66)	(1.77)	26.59	14.91	74,126	1.96	1.94		0.50	23
C	24.75	0.16	3.35	3.51	(0.18)	(1.66)	(1.84)	26.42	15.12	467,932	1.77	1.77		0.65	23
I	25.20	0.41	3.42	3.83	(0.42)	(1.66)	(2.08)	26.95	16.22	1,883,434	0.81	0.81		1.60	23
R3	25.49	0.28	3.45	3.73	(0.27)	(1.66)	(1.93)	27.29	15.61	91,839	1.35	1.35		1.07	23
R4	25.60	0.36	3.47	3.83	(0.35)	(1.66)	(2.01)	27.42	15.98	159,018	1.04	1.04		1.37	23
R5	25.66	0.44	3.48	3.92	(0.43)	(1.66)	(2.09)	27.49	16.32	226,236	0.74	0.74		1.68	23
Y	25.67	0.47	3.48	3.95	(0.46)	(1.66)	(2.12)	27.50	16.42	1,340,941	0.64	0.64		1.81	23

For the Year Ended October 31, 2013
A	$20.87	$0.36	$4.75	$5.11	$(0.35)	$(0.35)	$(0.70)	$25.28	25.17%	$3,454,165	1.05%	1.05%		1.57%	30%
B	20.54	0.16	4.68	4.84	(0.15)	(0.35)	(0.50)	24.88	24.08	98,179	2.00	1.95		0.71	30
C	20.45	0.19	4.65	4.84	(0.19)	(0.35)	(0.54)	24.75	24.26	411,405	1.79	1.79		0.83	30
I	20.80	0.41	4.74	5.15	(0.40)	(0.35)	(0.75)	25.20	25.48	1,581,081	0.83	0.83		1.79	30
R3	21.04	0.29	4.80	5.09	(0.29)	(0.35)	(0.64)	25.49	24.79	87,399	1.35	1.35		1.27	30
R4	21.12	0.37	4.82	5.19	(0.36)	(0.35)	(0.71)	25.60	25.21	139,811	1.05	1.05		1.58	30
R5	21.17	0.43	4.83	5.26	(0.42)	(0.35)	(0.77)	25.66	25.57	199,409	0.75	0.75		1.85	30
Y	21.18	0.46	4.83	5.29	(0.45)	(0.35)	(0.80)	25.67	25.68	1,596,519	0.65	0.65		1.99	30

For the Year Ended October 31, 2012(9)
A	$18.61	$0.34	$2.26	$2.60	$(0.34)	$—	$(0.34)	$20.87	14.07%	$2,942,844	1.08%	1.08%		1.69%	28%
B	18.32	0.17	2.21	2.38	(0.16)	—	(0.16)	20.54	13.03	108,710	2.02	1.95		0.84	28
C	18.25	0.18	2.22	2.40	(0.20)	—	(0.20)	20.45	13.20	340,069	1.82	1.82		0.94	28
I	18.56	0.40	2.23	2.63	(0.39)	—	(0.39)	20.80	14.30	1,341,707	0.81	0.81		1.96	28
R3	18.76	0.28	2.29	2.57	(0.29)	—	(0.29)	21.04	13.77	72,926	1.36	1.35		1.40	28
R4	18.84	0.34	2.29	2.63	(0.35)	—	(0.35)	21.12	14.04	122,160	1.05	1.05		1.68	28
R5	18.88	0.39	2.30	2.69	(0.40)	—	(0.40)	21.17	14.39	142,940	0.75	0.75		1.99	28
Y	18.88	0.41	2.31	2.72	(0.42)	—	(0.42)	21.18	14.55	1,556,898	0.65	0.65		2.08	28

The accompanying notes are an integral part of these financial statements.

108

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Equity Income Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$17.97	$0.18	$1.90	$2.08	$(0.17)	$(0.60)	$(0.77)	$19.28	11.74	%(4)	$1,691,617	1.01	%(5)	1.01	%(5)	1.90	%(5)	9%
B	18.00	0.17	1.89	2.06	(0.15)	(0.60)	(0.75)	19.31	11.57	(4)	3,257	1.20	(5)	1.20	(5)	1.80	(5)	9
C	17.89	0.11	1.89	2.00	(0.11)	(0.60)	(0.71)	19.18	11.28	(4)	463,910	1.74	(5)	1.74	(5)	1.17	(5)	9
I	17.89	0.20	1.89	2.09	(0.20)	(0.60)	(0.80)	19.18	11.81	(4)	1,271,355	0.77	(5)	0.77	(5)	2.11	(5)	9
R3	17.99	0.14	1.91	2.05	(0.14)	(0.60)	(0.74)	19.30	11.53	(4)	55,823	1.37	(5)	1.37	(5)	1.54	(5)	9
R4	18.02	0.17	1.90	2.07	(0.17)	(0.60)	(0.77)	19.32	11.62	(4)	81,638	1.06	(5)	1.06	(5)	1.84	(5)	9
R5	18.09	0.20	1.92	2.12	(0.20)	(0.60)	(0.80)	19.41	11.85	(4)	75,004	0.76	(5)	0.76	(5)	2.15	(5)	9
R6	18.13	0.21	1.92	2.13	(0.21)	(0.60)	(0.81)	19.45	11.88	(4)	22,185	0.66	(5)	0.66	(5)	2.19	(5)	9
Y	18.13	0.23	1.91	2.14	(0.21)	(0.60)	(0.81)	19.46	11.94	(4)	128,839	0.66	(5)	0.66	(5)	2.48	(5)	9
F(6)	19.22	(0.01)	0.08	0.07	(0.11)	—	(0.11)	19.18	0.34	(4)	298,400	0.66	(5)	0.66	(5)	(0.19	)(5)	9

For the Year Ended October 31, 2016
A	$18.70	$0.36	$0.64	$1.00	$(0.33)	$(1.40)	$(1.73)	$17.97	6.13%		$1,676,572	1.04%		1.04%		2.03%		14%
B	18.72	0.34	0.64	0.98	(0.30)	(1.40)	(1.70)	18.00	6.01		6,930	1.18		1.18		1.95		14
C	18.61	0.23	0.65	0.88	(0.20)	(1.40)	(1.60)	17.89	5.45		452,909	1.76		1.76		1.30		14
I	18.62	0.39	0.66	1.05	(0.38)	(1.40)	(1.78)	17.89	6.45		966,338	0.78		0.78		2.25		14
R3	18.72	0.30	0.64	0.94	(0.27)	(1.40)	(1.67)	17.99	5.77		54,732	1.38		1.38		1.68		14
R4	18.74	0.35	0.65	1.00	(0.32)	(1.40)	(1.72)	18.02	6.14		76,745	1.07		1.07		1.98		14
R5	18.81	0.41	0.64	1.05	(0.37)	(1.40)	(1.77)	18.09	6.42		65,276	0.77		0.77		2.31		14
R6	18.84	0.42	0.66	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57		14,551	0.67		0.67		2.38		14
Y	18.84	0.41	0.67	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57		386,011	0.67		0.67		2.35		14

For the Year Ended October 31, 2015
A	$19.04	$0.35	$0.18	$0.53	$(0.35)	$(0.52)	$(0.87)	$18.70	2.95%		$1,757,486	1.02%		1.02%		1.87%		20%
B	19.05	0.33	0.18	0.51	(0.32)	(0.52)	(0.84)	18.72	2.82		13,915	1.16		1.16		1.75		20
C	18.96	0.21	0.18	0.39	(0.22)	(0.52)	(0.74)	18.61	2.18		461,099	1.76		1.76		1.12		20
I	18.97	0.40	0.17	0.57	(0.40)	(0.52)	(0.92)	18.62	3.18		835,297	0.76		0.76		2.13		20
R3	19.06	0.29	0.18	0.47	(0.29)	(0.52)	(0.81)	18.72	2.61		56,026	1.36		1.36		1.52		20
R4	19.08	0.34	0.18	0.52	(0.34)	(0.52)	(0.86)	18.74	2.92		74,473	1.06		1.06		1.82		20
R5	19.15	0.40	0.18	0.58	(0.40)	(0.52)	(0.92)	18.81	3.22		76,741	0.76		0.76		2.15		20
R6(8)	19.39	0.35	0.04	0.39	(0.42)	(0.52)	(0.94)	18.84	2.20	(4)	13,902	0.69	(5)	0.69	(5)	1.93	(5)	20
Y	19.19	0.42	0.17	0.59	(0.42)	(0.52)	(0.94)	18.84	3.26		246,177	0.66		0.66		2.22		20

For the Year Ended October 31, 2014
A	$17.83	$0.34	$1.76	$2.10	$(0.33)	$(0.56)	$(0.89)	$19.04	12.19%		$1,951,760	1.03%		1.03%		1.83%		13%
B	17.82	0.32	1.77	2.09	(0.30)	(0.56)	(0.86)	19.05	12.15		21,619	1.16		1.16		1.72		13
C	17.77	0.20	1.75	1.95	(0.20)	(0.56)	(0.76)	18.96	11.36		458,695	1.76		1.76		1.08		13
I	17.76	0.38	1.77	2.15	(0.38)	(0.56)	(0.94)	18.97	12.54		903,048	0.76		0.76		2.07		13
R3	17.85	0.27	1.77	2.04	(0.27)	(0.56)	(0.83)	19.06	11.81		58,349	1.37		1.37		1.47		13
R4	17.87	0.33	1.76	2.09	(0.32)	(0.56)	(0.88)	19.08	12.13		76,746	1.06		1.06		1.78		13
R5	17.93	0.38	1.78	2.16	(0.38)	(0.56)	(0.94)	19.15	12.47		91,827	0.76		0.76		2.08		13
Y	17.96	0.40	1.79	2.19	(0.40)	(0.56)	(0.96)	19.19	12.61		236,502	0.66		0.66		2.17		13

The accompanying notes are an integral part of these financial statements.

109

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Equity Income Fund - (continued)
For the Year Ended October 31, 2013
A	$14.81	$0.32	$3.23	$3.55	$(0.31)	$(0.22)	$(0.53)	$17.83	24.56%		$1,746,629	1.06%		1.06%		1.98%		17%
B	14.78	0.23	3.22	3.45	(0.19)	(0.22)	(0.41)	17.82	23.87		27,131	1.65		1.65		1.44		17
C	14.77	0.20	3.22	3.42	(0.20)	(0.22)	(0.42)	17.77	23.67		336,264	1.79		1.79		1.20		17
I	14.75	0.36	3.22	3.58	(0.35)	(0.22)	(0.57)	17.76	24.93		648,568	0.78		0.78		2.18		17
R3	14.83	0.27	3.23	3.50	(0.26)	(0.22)	(0.48)	17.85	24.17		47,928	1.38		1.38		1.62		17
R4	14.84	0.31	3.25	3.56	(0.31)	(0.22)	(0.53)	17.87	24.58		65,286	1.08		1.08		1.89		17
R5	14.88	0.35	3.27	3.62	(0.35)	(0.22)	(0.57)	17.93	24.99		72,270	0.77		0.77		2.06		17
Y	14.90	0.39	3.26	3.65	(0.37)	(0.22)	(0.59)	17.96	25.13		167,906	0.67		0.67		2.35		17

For the Year Ended October 31, 2012(9)
A	$12.93	$0.29	$1.89	$2.18	$(0.30)	$—	$(0.30)	$14.81	17.00%		$1,195,106	1.11%		1.11%		2.12%		27%
B	12.91	0.18	1.86	2.04	(0.14)	—	(0.14)	14.78	15.90		27,731	2.00		2.00		1.27		27
C	12.91	0.19	1.88	2.07	(0.21)	—	(0.21)	14.77	16.13		160,153	1.84		1.84		1.35		27
I	12.89	0.31	1.89	2.20	(0.34)	—	(0.34)	14.75	17.25		244,794	0.81		0.81		2.31		27
R3	12.96	0.24	1.90	2.14	(0.27)	—	(0.27)	14.83	16.63		23,077	1.42		1.42		1.72		27
R4	12.97	0.28	1.89	2.17	(0.30)	—	(0.30)	14.84	16.90		24,672	1.11		1.11		2.01		27
R5	12.99	0.32	1.91	2.23	(0.34)	—	(0.34)	14.88	17.33		8,931	0.82		0.82		2.48		27
Y	13.01	0.55	1.69	2.24	(0.35)	—	(0.35)	14.90	17.41		74,613	0.72		0.72		2.68		27

The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$37.66	$(0.10)	$4.17	$4.07	$—	$(1.40)	$(1.40)	$40.33	11.21	%(4)	$1,749,964	1.12	%(5)	1.12	%(5)	(0.55	)%(5)	70%
B	25.69	(0.19)	2.79	2.60	—	(1.40)	(1.40)	26.89	10.69	(4)	1,506	2.31	(5)	2.05	(5)	(1.48	)(5)	70
C	26.03	(0.17)	2.83	2.66	—	(1.40)	(1.40)	27.29	10.79	(4)	397,430	1.87	(5)	1.87	(5)	(1.30	)(5)	70
I	39.00	(0.07)	4.34	4.27	—	(1.40)	(1.40)	41.87	11.31	(4)	1,726,407	0.92	(5)	0.92	(5)	(0.35	)(5)	70
R3	37.96	(0.17)	4.21	4.04	—	(1.40)	(1.40)	40.60	11.01	(4)	50,071	1.46	(5)	1.45	(5)	(0.88	)(5)	70
R4	39.50	(0.12)	4.39	4.27	—	(1.40)	(1.40)	42.37	11.17	(4)	72,828	1.16	(5)	1.15	(5)	(0.58	)(5)	70
R5	40.78	(0.05)	4.54	4.49	—	(1.40)	(1.40)	43.87	11.36	(4)	11,939	0.86	(5)	0.85	(5)	(0.27	)(5)	70
R6	41.21	(0.04)	4.59	4.55	—	(1.40)	(1.40)	44.36	11.41	(4)	2,209	0.76	(5)	0.76	(5)	(0.20	)(5)	70
Y	41.23	(0.04)	4.60	4.56	—	(1.40)	(1.40)	44.39	11.41	(4)	90,470	0.76	(5)	0.76	(5)	(0.18	)(5)	70
F(6)	40.07	(0.02)	1.83	1.81	—	—	—	41.88	4.49	(4)	150,973	0.75	(5)	0.75	(5)	(0.22	)(5)	70

For the Year Ended October 31, 2016
A	$40.68	$(0.20)	$0.55	$0.35	$—	$(3.37)	$(3.37)	$37.66	1.04%		$1,747,532	1.14%		1.14	%(13)	(0.55)%		117%
B	29.08	(0.37)	0.35	(0.02)	—	(3.37)	(3.37)	25.69	0.09		4,249	2.09		2.06	(13)	(1.45)		117
C	29.37	(0.33)	0.36	0.03	—	(3.37)	(3.37)	26.03	0.28		420,107	1.89		1.89	(13)	(1.29)		117
I	41.98	(0.12)	0.57	0.45	(0.06)	(3.37)	(3.43)	39.00	1.25		1,726,408	0.93		0.93	(13)	(0.32)		117
R3	41.11	(0.33)	0.55	0.22	—	(3.37)	(3.37)	37.96	0.71		47,559	1.47		1.47	(13)	(0.87)		117
R4	42.51	(0.22)	0.58	0.36	—	(3.37)	(3.37)	39.50	1.02		72,213	1.17		1.17	(13)	(0.57)		117
R5	43.73	(0.08)	0.57	0.49	(0.07)	(3.37)	(3.44)	40.78	1.30		14,791	0.87		0.86	(13)	(0.20)		117
R6	44.15	(0.07)	0.61	0.54	(0.11)	(3.37)	(3.48)	41.21	1.40		942	0.77		0.77	(13)	(0.17)		117
Y	44.17	(0.08)	0.62	0.54	(0.11)	(3.37)	(3.48)	41.23	1.40		231,037	0.77		0.77	(13)	(0.19)		117

The accompanying notes are an integral part of these financial statements.

110

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Growth Opportunities Fund - (continued)
For the Year Ended October 31, 2015
A	$43.76	$(0.17)	$4.82	$4.65	$—	$(7.73)	$(7.73)	$40.68	12.72%	$1,853,433	1.12%	1.12%	(0.42)%		93%
B	33.71	(0.39)	3.49	3.10	—	(7.73)	(7.73)	29.08	11.72	15,256	2.04	2.03	(1.32)		93
C	33.91	(0.34)	3.53	3.19	—	(7.73)	(7.73)	29.37	11.95	401,542	1.86	1.86	(1.17)		93
I	44.82	(0.09)	4.98	4.89	—	(7.73)	(7.73)	41.98	12.99	2,433,134	0.89	0.89	(0.21)		93
R3	44.25	(0.31)	4.90	4.59	—	(7.73)	(7.73)	41.11	12.39	44,347	1.45	1.45	(0.76)		93
R4	45.39	(0.19)	5.04	4.85	—	(7.73)	(7.73)	42.51	12.70	60,775	1.15	1.15	(0.45)		93
R5	46.36	(0.07)	5.17	5.10	—	(7.73)	(7.73)	43.73	13.02	123,897	0.84	0.84	(0.15)		93
R6(8)	47.09	(0.06)	4.85	4.79	—	(7.73)	(7.73)	44.15	12.16 (4)	11	0.82 (5)	0.82 (5)	(0.14	)(5)	93
Y	46.70	(0.04)	5.24	5.20	—	(7.73)	(7.73)	44.17	13.16	188,938	0.75	0.75	(0.09)		93

For the Year Ended October 31, 2014
A	$38.68	$(0.13)	$6.72	$6.59	$—	$(1.51)	$(1.51)	$43.76	17.63%	$1,497,082	1.15%	1.15%	(0.33)%		136	%(14)
B	30.38	(0.37)	5.21	4.84	—	(1.51)	(1.51)	33.71	16.65	22,277	2.07	2.02	(1.18)		136	(14)
C	30.51	(0.33)	5.24	4.91	—	(1.51)	(1.51)	33.91	16.81	251,628	1.88	1.88	(1.05)		136	(14)
I	39.49	(0.04)	6.88	6.84	—	(1.51)	(1.51)	44.82	17.92	1,733,488	0.91	0.91	(0.09)		136	(14)
R3	39.21	(0.26)	6.81	6.55	—	(1.51)	(1.51)	44.25	17.28	29,954	1.46	1.45	(0.62)		136	(14)
R4	40.06	(0.14)	6.98	6.84	—	(1.51)	(1.51)	45.39	17.65	52,498	1.15	1.15	(0.32)		136	(14)
R5	40.76	(0.02)	7.13	7.11	—	(1.51)	(1.51)	46.36	18.02	102,841	0.85	0.85	(0.05)		136	(14)
Y	41.02	0.03	7.16	7.19	—	(1.51)	(1.51)	46.70	18.11	68,001	0.75	0.75	0.08		136	(14)

For the Year Ended October 31, 2013
A	$29.60	$(0.10)	$9.18	$9.08	$—	$—	$—	$38.68	30.68%	$982,699	1.19%	1.19%	(0.30)%		120	%(15)
B	23.43	(0.28)	7.23	6.95	—	—	—	30.38	29.66	24,296	2.11	1.96	(1.05)		120	(15)
C	23.52	(0.27)	7.26	6.99	—	—	—	30.51	29.72	176,392	1.90	1.90	(1.01)		120	(15)
I	30.14	(0.01)	9.36	9.35	—	—	—	39.49	31.02	1,288,778	0.92	0.92	(0.03)		120	(15)
R3	30.09	(0.19)	9.31	9.12	—	—	—	39.21	30.31	24,924	1.46	1.45	(0.56)		120	(15)
R4	30.64	(0.09)	9.51	9.42	—	—	—	40.06	30.74	44,353	1.15	1.15	(0.25)		120	(15)
R5	31.09	0.01	9.66	9.67	—	—	—	40.76	31.10	20,243	0.85	0.85	0.04		120	(15)
Y	31.25	0.05	9.72	9.77	—	—	—	41.02	31.26	57,712	0.75	0.75	0.14		120	(15)

For the Year Ended October 31, 2012
A	$25.98	$(0.15)	$3.77	$3.62	$—	$—	$—	$29.60	13.93%	$748,795	1.23%	1.21%	(0.54)%		116%
B	20.72	(0.28)	2.99	2.71	—	—	—	23.43	13.08	23,529	2.15	1.96	(1.29)		116
C	20.80	(0.28)	3.00	2.72	—	—	—	23.52	13.08	123,174	1.93	1.93	(1.26)		116
I	26.39	(0.08)	3.83	3.75	—	—	—	30.14	14.21	893,563	0.95	0.95	(0.28)		116
R3	26.48	(0.22)	3.83	3.61	—	—	—	30.09	13.63	17,259	1.48	1.45	(0.78)		116
R4	26.89	(0.14)	3.89	3.75	—	—	—	30.64	13.95	38,458	1.16	1.15	(0.47)		116
R5	27.20	(0.05)	3.94	3.89	—	—	—	31.09	14.30	14,935	0.86	0.85	(0.17)		116
Y	27.32	(0.03)	3.96	3.93	—	—	—	31.25	14.39	46,782	0.76	0.76	(0.09)		116

The accompanying notes are an integral part of these financial statements.

111

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Healthcare Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$30.96	$(0.05)	$5.31	$5.26	$—	$(3.02)	$(3.02)	$33.20	18.37	%(4)	$768,813	1.32	%(5)	1.31	%(5)	(0.30	)%(5)	15%
B	26.22	(0.16)	4.42	4.26	—	(3.02)	(3.02)	27.46	17.83	(4)	813	2.36	(5)	2.21	(5)	(1.22	)(5)	15
C	26.34	(0.14)	4.44	4.30	—	(3.02)	(3.02)	27.62	17.91	(4)	254,385	2.05	(5)	2.05	(5)	(1.04	)(5)	15
I	32.15	—	5.52	5.52	—	(3.02)	(3.02)	34.65	18.51	(4)	255,695	1.04	(5)	1.04	(5)	(0.02	)(5)	15
R3	31.87	(0.10)	5.47	5.37	—	(3.02)	(3.02)	34.22	18.17	(4)	45,393	1.62	(5)	1.62	(5)	(0.60	)(5)	15
R4	33.10	(0.05)	5.69	5.64	—	(3.02)	(3.02)	35.72	18.33	(4)	36,818	1.31	(5)	1.31	(5)	(0.30	)(5)	15
R5	34.23	—	5.91	5.91	—	(3.02)	(3.02)	37.12	18.52	(4)	5,506	1.02	(5)	1.02	(5)	—	(5)	15
Y	34.54	0.02	5.97	5.99	—	(3.02)	(3.02)	37.51	18.59	(4)	57,386	0.91	(5)	0.91	(5)	0.11	(5)	15
F(6)	33.96	0.01	0.69	0.70	—	—	—	34.66	2.06	(4)	10	0.91	(5)	0.91	(5)	0.19	(5)	15

For the Year Ended October 31, 2016
A	$38.70	$(0.12)	$(2.52)	$(2.64)	$(0.55)	$(4.55)	$(5.10)	$30.96	(8.11)%		$757,038	1.33%		1.33%		(0.36)%		35%
B	33.41	(0.36)	(2.15)	(2.51)	(0.13)	(4.55)	(4.68)	26.22	(8.94)		2,056	2.24		2.22		(1.26)		35
C	33.73	(0.31)	(2.15)	(2.46)	(0.38)	(4.55)	(4.93)	26.34	(8.78)		254,009	2.06		2.06		(1.10)		35
I	39.98	(0.03)	(2.61)	(2.64)	(0.64)	(4.55)	(5.19)	32.15	(7.86)		228,463	1.07		1.07		(0.09)		35
R3	39.69	(0.22)	(2.61)	(2.83)	(0.44)	(4.55)	(4.99)	31.87	(8.38)		43,993	1.62		1.62		(0.66)		35
R4	41.01	(0.13)	(2.69)	(2.82)	(0.54)	(4.55)	(5.09)	33.10	(8.09)		38,273	1.32		1.32		(0.36)		35
R5	42.22	(0.02)	(2.79)	(2.81)	(0.63)	(4.55)	(5.18)	34.23	(7.82)		5,342	1.03		1.03		(0.06)		35
Y	42.54	0.02	(2.80)	(2.78)	(0.67)	(4.55)	(5.22)	34.54	(7.72)		51,125	0.92		0.92		0.05		35

For the Year Ended October 31, 2015
A	$36.60	$(0.18)	$4.77	$4.59	$—	$(2.49)	$(2.49)	$38.70	13.19%		$914,414	1.28%		1.28%		(0.46)%		39%
B	32.18	(0.46)	4.18	3.72	—	(2.49)	(2.49)	33.41	12.23		6,239	2.15		2.15		(1.35)		39
C	32.42	(0.41)	4.21	3.80	—	(2.49)	(2.49)	33.73	12.40		310,668	2.02		2.02		(1.19)		39
I	37.63	(0.07)	4.91	4.84	—	(2.49)	(2.49)	39.98	13.51		266,553	1.01		1.01		(0.18)		39
R3	37.58	(0.31)	4.91	4.60	—	(2.49)	(2.49)	39.69	12.85		59,135	1.61		1.61		(0.78)		39
R4	38.64	(0.20)	5.06	4.86	—	(2.49)	(2.49)	41.01	13.19		51,253	1.30		1.30		(0.48)		39
R5	39.60	(0.08)	5.19	5.11	—	(2.49)	(2.49)	42.22	13.52		5,326	1.01		1.01		(0.18)		39
Y	39.85	(0.03)	5.21	5.18	—	(2.49)	(2.49)	42.54	13.64		8,834	0.90		0.90		(0.08)		39

For the Year Ended October 31, 2014
A	$28.05	$(0.13)	$8.68	$8.55	$—	$—	$—	$36.60	30.48%		$599,010	1.33%		1.33%		(0.40)%		28%
B	24.88	(0.36)	7.66	7.30	—	—	—	32.18	29.34		11,303	2.20		2.20		(1.27)		28
C	25.03	(0.32)	7.71	7.39	—	—	—	32.42	29.52		176,581	2.06		2.06		(1.13)		28
I	28.76	(0.04)	8.91	8.87	—	—	—	37.63	30.84		137,450	1.05		1.05		(0.12)		28
R3	28.89	(0.24)	8.93	8.69	—	—	—	37.58	30.08		40,482	1.64		1.64		(0.71)		28
R4	29.62	(0.14)	9.16	9.02	—	—	—	38.64	30.45		29,530	1.34		1.34		(0.41)		28
R5	30.27	(0.04)	9.37	9.33	—	—	—	39.60	30.82		2,323	1.05		1.05		(0.12)		28
Y	30.42	—	9.43	9.43	—	—	—	39.85	31.00		6,081	0.94		0.94		—		28

For the Year Ended October 31, 2013
A	$20.11	$(0.06)	$8.00	$7.94	$—	$—	$—	$28.05	39.48%		$415,323	1.40%		1.40%		(0.24)%		32%
B	17.99	(0.23)	7.12	6.89	—	—	—	24.88	38.30		14,697	2.29		2.26		(1.08)		32
C	18.07	(0.21)	7.17	6.96	—	—	—	25.03	38.52		116,641	2.11		2.11		(0.95)		32
I	20.55	0.01	8.20	8.21	—	—	—	28.76	39.95		79,005	1.08		1.08		0.06		32
R3	20.77	(0.13)	8.25	8.12	—	—	—	28.89	39.09		24,914	1.66		1.65		(0.51)		32
R4	21.22	(0.05)	8.45	8.40	—	—	—	29.62	39.59		17,817	1.36		1.35		(0.20)		32
R5	21.62	0.05	8.60	8.65	—	—	—	30.27	40.01		1,267	1.08		1.05		0.19		32
Y	21.71	0.05	8.66	8.71	—	—	—	30.42	40.12		4,056	0.96		0.96		0.20		32

The accompanying notes are an integral part of these financial statements.

112

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Healthcare Fund - (continued)
For the Year Ended October 31, 2012(9)
A	$16.80	$—	$3.31	$3.31	$—	$—	$—	$20.11	19.70%		$276,741	1.47%		1.47%		—%		46%
B	15.15	(0.17)	3.01	2.84	—	—	—	17.99	18.75		14,015	2.38		2.28		(0.84)		46
C	15.20	(0.12)	2.99	2.87	—	—	—	18.07	18.88		73,728	2.17		2.17		(0.71)		46
I	17.10	0.07	3.38	3.45	—	—	—	20.55	20.18		38,199	1.11		1.11		0.35		46
R3	17.38	(0.02)	3.41	3.39	—	—	—	20.77	19.51		12,521	1.69		1.65		(0.15)		46
R4	17.70	0.02	3.50	3.52	—	—	—	21.22	19.89		12,363	1.38		1.35		0.11		46
R5	17.98	0.08	3.56	3.64	—	—	—	21.62	20.24		2,489	1.09		1.05		0.43		46
Y	18.05	0.10	3.56	3.66	—	—	—	21.71	20.28		3,252	0.98		0.98		0.48		46

The Hartford MidCap Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$24.25	$(0.04)	$3.76	$3.72	$—	$(0.78)	$(0.78)	$27.19	15.55	%(4)	$2,283,512	1.13	%(5)	1.13	%(5)	(0.30	)%(5)	19%
B	17.80	(0.11)	2.73	2.62	—	(0.78)	(0.78)	19.64	14.98	(4)	8,376	2.05	(5)	2.05	(5)	(1.17	)(5)	19
C	18.42	(0.10)	2.84	2.74	—	(0.78)	(0.78)	20.38	15.13	(4)	690,078	1.87	(5)	1.87	(5)	(1.04	)(5)	19
I	24.79	(0.01)	3.84	3.83	—	(0.78)	(0.78)	27.84	15.66	(4)	2,827,921	1.00	(5)	0.91	(5)	(0.10	)(5)	19
R3	26.88	(0.09)	4.16	4.07	—	(0.78)	(0.78)	30.17	15.32	(4)	81,232	1.46	(5)	1.46	(5)	(0.64	)(5)	19
R4	27.69	(0.05)	4.29	4.24	—	(0.78)	(0.78)	31.15	15.49	(4)	198,937	1.16	(5)	1.16	(5)	(0.34	)(5)	19
R5	28.24	(0.01)	4.38	4.37	—	(0.78)	(0.78)	31.83	15.65	(4)	245,931	0.85	(5)	0.85	(5)	(0.04	)(5)	19
R6	28.45	—	4.42	4.42	—	(0.78)	(0.78)	32.09	15.72	(4)	69,820	0.76	(5)	0.75	(5)	0.02	(5)	19
Y	28.44	0.01	4.41	4.42	—	(0.78)	(0.78)	32.08	15.72	(4)	1,666,466	0.75	(5)	0.75	(5)	0.07	(5)	19
F(6)	27.52	(0.02)	0.34	0.32	—	—	—	27.84	1.16	(4)	220,654	0.76	(5)	0.76	(5)	(0.39	)(5)	19

For the Year Ended October 31, 2016
A	$26.47	$(0.07)	$(0.22)	$(0.29)	$—	$(1.93)	$(1.93)	$24.25	(0.79)%		$2,041,826	1.17%		1.17%		(0.29)%		31%
B	20.13	(0.21)	(0.19)	(0.40)	—	(1.93)	(1.93)	17.80	(1.66)		16,842	2.06		2.06		(1.16)		31
C	20.73	(0.18)	(0.20)	(0.38)	—	(1.93)	(1.93)	18.42	(1.50)		611,311	1.89		1.89		(1.01)		31
I	26.96	(0.04)	(0.20)	(0.24)	—	(1.93)	(1.93)	24.79	(0.57)		1,725,700	1.02		1.02		(0.18)		31
R3	29.20	(0.16)	(0.23)	(0.39)	—	(1.93)	(1.93)	26.88	(1.07)		71,711	1.48		1.48		(0.59)		31
R4	29.93	(0.08)	(0.23)	(0.31)	—	(1.93)	(1.93)	27.69	(0.76)		165,137	1.18		1.18		(0.30)		31
R5	30.39	—	(0.22)	(0.22)	—	(1.93)	(1.93)	28.24	(0.47)		193,533	0.87		0.87		—		31
R6	30.58	—	(0.20)	(0.20)	—	(1.93)	(1.93)	28.45	(0.36)		26,352	0.77		0.77		0.01		31
Y	30.57	0.03	(0.23)	(0.20)	—	(1.93)	(1.93)	28.44	(0.36)		1,490,965	0.77		0.77		0.10		31

For the Year Ended October 31, 2015
A	$27.38	$(0.09)	$1.85	$1.76	$—	$(2.67)	$(2.67)	$26.47	7.28%		$2,048,529	1.14%		1.14%		(0.35)%		29%
B	21.65	(0.25)	1.40	1.15	—	(2.67)	(2.67)	20.13	6.28		24,665	2.03		2.03		(1.22)		29
C	22.18	(0.23)	1.45	1.22	—	(2.67)	(2.67)	20.73	6.46		626,345	1.88		1.88		(1.09)		29
I	27.78	(0.02)	1.87	1.85	—	(2.67)	(2.67)	26.96	7.52		702,566	0.87		0.87		(0.09)		29
R3	30.02	(0.20)	2.05	1.85	—	(2.67)	(2.67)	29.20	6.91		76,925	1.47		1.47		(0.69)		29
R4	30.61	(0.11)	2.10	1.99	—	(2.67)	(2.67)	29.93	7.26		135,698	1.16		1.16		(0.39)		29
R5	30.96	(0.03)	2.13	2.10	—	(2.67)	(2.67)	30.39	7.59		164,879	0.86		0.86		(0.09)		29
R6(8)	31.11	(0.04)	2.18	2.14	—	(2.67)	(2.67)	30.58	7.65	(4)	1,230	0.77	(5)	0.77	(5)	(0.13	)(5)	29
Y	31.10	0.01	2.13	2.14	—	(2.67)	(2.67)	30.57	7.66		1,201,917	0.76		0.76		0.04		29

The accompanying notes are an integral part of these financial statements.

113

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford MidCap Fund - (continued)
For the Year Ended October 31, 2014
A	$25.67	$(0.10)	$3.82	$3.72	$—	$(2.01)	$(2.01)	$27.38	15.57%		$1,891,075	1.15%		1.15%		(0.40)%		34%
B	20.88	(0.27)	3.05	2.78	—	(2.01)	(2.01)	21.65	14.56		29,446	2.05		2.05		(1.29)		34
C	21.30	(0.24)	3.13	2.89	—	(2.01)	(2.01)	22.18	14.81		544,154	1.88		1.88		(1.13)		34
I	25.95	(0.04)	3.88	3.84	—	(2.01)	(2.01)	27.78	15.89		550,720	0.90		0.90		(0.17)		34
R3	28.03	(0.21)	4.21	4.00	—	(2.01)	(2.01)	30.02	15.24		56,403	1.47		1.47		(0.72)		34
R4	28.47	(0.12)	4.27	4.15	—	(2.01)	(2.01)	30.61	15.55		94,232	1.16		1.16		(0.41)		34
R5	28.69	(0.03)	4.31	4.28	—	(2.01)	(2.01)	30.96	15.91		110,364	0.86		0.86		(0.11)		34
Y	28.77	(0.01)	4.35	4.34	—	(2.01)	(2.01)	31.10	16.08		1,078,695	0.76		0.76		(0.02)		34

For the Year Ended October 31, 2013
A	$20.44	$(0.03)	$6.56	$6.53	$—	$(1.30)	$(1.30)	$25.67	34.17%		$1,847,041	1.20%		1.20%		(0.14)%		38%
B	17.00	(0.18)	5.36	5.18	—	(1.30)	(1.30)	20.88	33.01		33,232	2.11		2.07		(1.00)		38
C	17.29	(0.16)	5.47	5.31	—	(1.30)	(1.30)	21.30	33.21		474,663	1.91		1.91		(0.85)		38
I	20.65	0.02	6.63	6.65	(0.05)	(1.30)	(1.35)	25.95	34.48		277,953	0.96		0.96		0.09		38
R3	22.25	(0.10)	7.18	7.08	—	(1.30)	(1.30)	28.03	33.80		47,837	1.48		1.48		(0.43)		38
R4	22.51	(0.03)	7.29	7.26	—	(1.30)	(1.30)	28.47	34.24		77,603	1.17		1.17		(0.13)		38
R5	22.69	0.04	7.33	7.37	(0.07)	(1.30)	(1.37)	28.69	34.60		91,163	0.87		0.87		0.17		38
Y	22.75	0.07	7.34	7.41	(0.09)	(1.30)	(1.39)	28.77	34.73		872,297	0.77		0.77		0.28		38

For the Year Ended October 31, 2012
A	$20.67	$0.05	$2.22	$2.27	$—	$(2.50)	$(2.50)	$20.44	13.47%		$1,536,203	1.23%		1.23%		0.25%		45%
B	17.77	(0.10)	1.83	1.73	—	(2.50)	(2.50)	17.00	12.50		30,803	2.16		2.08		(0.62)		45
C	18.01	(0.08)	1.86	1.78	—	(2.50)	(2.50)	17.29	12.63		380,413	1.93		1.93		(0.45)		45
I	20.85	0.09	2.25	2.34	(0.04)	(2.50)	(2.54)	20.65	13.78		213,875	0.99		0.99		0.48		45
R3	22.32	—	2.43	2.43	—	(2.50)	(2.50)	22.25	13.16		37,776	1.49		1.49		(0.01)		45
R4	22.49	0.06	2.46	2.52	—	(2.50)	(2.50)	22.51	13.50		57,799	1.18		1.18		0.29		45
R5	22.66	0.13	2.47	2.60	(0.07)	(2.50)	(2.57)	22.69	13.85		66,039	0.88		0.88		0.59		45
Y	22.71	0.15	2.48	2.63	(0.09)	(2.50)	(2.59)	22.75	13.98		642,084	0.78		0.78		0.70		45

The Hartford MidCap Value Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$13.98	$—	$1.67	$1.67	$—	$(1.02)	$(1.02)	$14.63	12.09	%(4)	$276,800	1.22	%(5)	1.22	%(5)	0.05	%(5)	23%
B	11.94	(0.05)	1.42	1.37	—	(1.02)	(1.02)	12.29	11.60	(4)	277	2.48	(5)	2.10	(5)	(0.83	)(5)	23
C	11.90	(0.04)	1.41	1.37	—	(1.02)	(1.02)	12.25	11.64	(4)	38,209	1.96	(5)	1.96	(5)	(0.69	)(5)	23
I	14.09	0.01	1.69	1.70	(0.05)	(1.02)	(1.07)	14.72	12.19	(4)	169,374	1.16	(5)	1.10	(5)	0.17	(5)	23
R3	14.67	(0.02)	1.75	1.73	—	(1.02)	(1.02)	15.38	11.91	(4)	12,192	1.52	(5)	1.52	(5)	(0.24	)(5)	23
R4	14.87	0.01	1.76	1.77	—	(1.02)	(1.02)	15.62	12.05	(4)	11,465	1.21	(5)	1.21	(5)	0.08	(5)	23
R5	15.03	0.03	1.80	1.83	(0.05)	(1.02)	(1.07)	15.79	12.31	(4)	11,952	0.91	(5)	0.91	(5)	0.37	(5)	23
Y	15.07	0.04	1.80	1.84	(0.06)	(1.02)	(1.08)	15.83	12.36	(4)	23,253	0.81	(5)	0.81	(5)	0.50	(5)	23
F(6)	14.97	—	(0.24)	(0.24)	—	—	—	14.73	(1.60	)(4)	58,920	0.80	(5)	0.80	(5)	0.17	(5)	23

For the Year Ended October 31, 2016
A	$15.11	$0.03	$(0.03)	$—	$(0.02)	$(1.11)	$(1.13)	$13.98	0.18%		$246,023	1.30%		1.30	%(16)	0.18%		56%
B	13.15	(0.07)	(0.03)	(0.10)	—	(1.11)	(1.11)	11.94	(0.57)		637	2.42		2.12	(16)	(0.63)		56
C	13.09	(0.06)	(0.02)	(0.08)	—	(1.11)	(1.11)	11.90	(0.42)		35,965	2.02		2.02	(16)	(0.54)		56
I	15.22	0.05	(0.01)	0.04	(0.06)	(1.11)	(1.17)	14.09	0.48		83,155	1.06		1.06	(16)	0.39		56
R3	15.82	(0.01)	(0.03)	(0.04)	—	(1.11)	(1.11)	14.67	(0.07)		11,396	1.56		1.56	(16)	(0.07)		56
R4	15.99	0.03	(0.02)	0.01	(0.02)	(1.11)	(1.13)	14.87	0.30		13,448	1.25		1.25	(16)	0.23		56
R5	16.15	0.08	(0.03)	0.05	(0.06)	(1.11)	(1.17)	15.03	0.54		9,831	0.95		0.95	(16)	0.52		56
Y	16.19	0.09	(0.03)	0.06	(0.07)	(1.11)	(1.18)	15.07	0.63		79,990	0.85		0.85	(16)	0.63		56

The accompanying notes are an integral part of these financial statements.

114

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford MidCap Value Fund - (continued)
For the Year Ended October 31, 2015
A	$16.73	$0.02	$0.25	$0.27	$(0.02)	$(1.87)	$(1.89)	$15.11	2.28%		$229,953	1.25%		1.25%		0.11%		33%
B	14.91	(0.10)	0.21	0.11	—	(1.87)	(1.87)	13.15	1.37		1,417	2.28		2.09		(0.75)		33
C	14.84	(0.08)	0.20	0.12	—	(1.87)	(1.87)	13.09	1.45		41,149	1.97		1.97		(0.62)		33
I	16.85	0.07	0.25	0.32	(0.08)	(1.87)	(1.95)	15.22	2.57		29,987	0.92		0.92		0.42		33
R3	17.45	(0.03)	0.27	0.24	—	(1.87)	(1.87)	15.82	1.97		10,204	1.52		1.52		(0.19)		33
R4	17.61	0.02	0.27	0.29	(0.04)	(1.87)	(1.91)	15.99	2.26		11,711	1.21		1.21		0.15		33
R5	17.75	0.07	0.28	0.35	(0.08)	(1.87)	(1.95)	16.15	2.62		7,564	0.92		0.92		0.44		33
Y	17.78	0.09	0.28	0.37	(0.09)	(1.87)	(1.96)	16.19	2.73		158,691	0.81		0.81		0.54		33

For the Year Ended October 31, 2014
A	$16.44	$0.03	$1.81	$1.84	$—	$(1.55)	$(1.55)	$16.73	12.32%		$222,876	1.27%		1.27%		0.19%		43%
B	14.93	(0.09)	1.62	1.53	—	(1.55)	(1.55)	14.91	11.41		2,156	2.28		2.10		(0.63)		43
C	14.85	(0.08)	1.62	1.54	—	(1.55)	(1.55)	14.84	11.56		41,382	1.99		1.99		(0.53)		43
I	16.49	0.09	1.82	1.91	—	(1.55)	(1.55)	16.85	12.75		37,414	0.92		0.92		0.53		43
R3	17.12	(0.01)	1.89	1.88	—	(1.55)	(1.55)	17.45	12.05		10,187	1.53		1.53		(0.08)		43
R4	17.21	0.04	1.91	1.95	—	(1.55)	(1.55)	17.61	12.42		9,476	1.22		1.22		0.22		43
R5	17.29	0.09	1.92	2.01	—	(1.55)	(1.55)	17.75	12.73		2,851	0.93		0.93		0.52		43
Y	17.31	0.11	1.91	2.02	—	(1.55)	(1.55)	17.78	12.79		166,729	0.82		0.82		0.63		43

For the Year Ended October 31, 2013
A	$12.58	$0.02	$3.97	$3.99	$(0.13)	$—	$(0.13)	$16.44	32.01%		$207,552	1.31%		1.31%		0.11%		59%
B	11.40	(0.09)	3.62	3.53	—	—	—	14.93	30.96		2,819	2.33		2.10		(0.68)		59
C	11.38	(0.08)	3.60	3.52	(0.05)	—	(0.05)	14.85	31.07		38,067	2.01		2.01		(0.60)		59
I	12.62	0.06	3.99	4.05	(0.18)	—	(0.18)	16.49	32.49		18,791	0.96		0.96		0.43		59
R3	13.12	(0.02)	4.15	4.13	(0.13)	—	(0.13)	17.12	31.68		5,089	1.53		1.53		(0.12)		59
R4	13.17	0.03	4.16	4.19	(0.15)	—	(0.15)	17.21	32.11		4,903	1.22		1.22		0.18		59
R5	13.23	0.06	4.19	4.25	(0.19)	—	(0.19)	17.29	32.46		1,309	0.93		0.93		0.38		59
Y	13.24	0.09	4.18	4.27	(0.20)	—	(0.20)	17.31	32.64		150,335	0.82		0.82		0.60		59

For the Year Ended October 31, 2012
A	$10.75	$0.08	$1.80	$1.88	$(0.05)	$—	$(0.05)	$12.58	17.55%		$159,104	1.38%		1.35%		0.67%		59%
B	9.77	(0.02)	1.65	1.63	—	—	—	11.40	16.88		2,813	2.38		2.10		(0.21)		59
C	9.74	—	1.64	1.64	—	—	—	11.38	16.84		28,522	2.06		2.06		(0.05)		59
I	10.79	0.12	1.81	1.93	(0.10)	—	(0.10)	12.62	18.02		5,296	1.00		1.00		1.06		59
R3	11.23	0.06	1.88	1.94	(0.05)	—	(0.05)	13.12	17.41		3,514	1.55		1.55		0.50		59
R4	11.28	0.10	1.88	1.98	(0.09)	—	(0.09)	13.17	17.70		2,735	1.25		1.25		0.79		59
R5	11.31	0.14	1.88	2.02	(0.10)	—	(0.10)	13.23	18.07		311	0.96		0.95		1.14		59
Y	11.31	0.15	1.89	2.04	(0.11)	—	(0.11)	13.24	18.22		136,388	0.84		0.84		1.24		59

Hartford Small Cap Core Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$11.56	$0.04	$1.93	$1.97	$(0.10)	$—	$(0.10)	$13.43	17.09	%(4)	$53,781	1.28	%(5)	1.27	%(5)	0.64	%(5)	44%
B	10.73	(0.01)	1.79	1.78	—	—	—	12.51	16.59	(4)	368	2.31	(5)	2.05	(5)	(0.17	)(5)	44
C	10.58	(0.01)	1.77	1.76	(0.02)	—	(0.02)	12.32	16.65	(4)	12,088	2.03	(5)	2.01	(5)	(0.10	)(5)	44
I	11.58	0.06	1.93	1.99	(0.14)	—	(0.14)	13.43	17.25	(4)	4,146	0.98	(5)	0.98	(5)	0.93	(5)	44
R3	11.87	0.03	1.97	2.00	(0.07)	—	(0.07)	13.80	16.86	(4)	727	1.61	(5)	1.50	(5)	0.41	(5)	44
R4	11.94	0.05	1.98	2.03	(0.08)	—	(0.08)	13.89	17.05	(4)	128	1.32	(5)	1.20	(5)	0.69	(5)	44
R5	11.96	0.07	1.99	2.06	(0.14)	—	(0.14)	13.88	17.29	(4)	42	0.95	(5)	0.90	(5)	1.02	(5)	44
Y	12.00	0.08	1.99	2.07	(0.16)	—	(0.16)	13.91	17.26	(4)	1,198	0.86	(5)	0.85	(5)	1.12	(5)	44
F(6)	13.22	0.01	0.20	0.21	—	—	—	13.43	1.59	(4)	101,545	0.87	(5)	0.85	(5)	0.43	(5)	44

The accompanying notes are an integral part of these financial statements.

115

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Core Fund - (continued)
For the Year Ended October 31, 2016
A	$12.35	$0.10	$(0.15	)(17)	$(0.05)	$(0.02)	$(0.72)	$(0.74)	$11.56	(0.22)%		$46,270	1.35%	1.31	%(18)	0.85%	94%
B	11.58	0.01	(0.14	)(17)	(0.13)	—	(0.72)	(0.72)	10.73	(0.93)		798	2.25	2.06	(18)	0.10	94
C	11.43	0.01	(0.14	)(17)	(0.13)	—	(0.72)	(0.72)	10.58	(0.94)		10,410	2.08	2.06	(18)	0.11	94
I	12.38	0.13	(0.15	)(17)	(0.02)	(0.06)	(0.72)	(0.78)	11.58	0.05		2,582	1.01	1.00	(18)	1.17	94
R3	12.67	0.08	(0.16	)(17)	(0.08)	—	(0.72)	(0.72)	11.87	(0.43)		734	1.61	1.51	(18)	0.65	94
R4	12.72	0.11	(0.15	)(17)	(0.04)	(0.02)	(0.72)	(0.74)	11.94	(0.09)		267	1.30	1.21	(18)	0.96	94
R5	12.78	0.13	(0.14	)(17)	(0.01)	(0.09)	(0.72)	(0.81)	11.96	0.16		44	1.00	0.91	(18)	1.08	94
Y	12.77	0.16	(0.15	)(17)	0.01	(0.06)	(0.72)	(0.78)	12.00	0.31		110,028	0.88	0.86	(18)	1.36	94

For the Year Ended October 31, 2015
A	$13.89	$0.11	$(0.28)		$(0.17)	$(0.08)	$(1.29)	$(1.37)	$12.35	(1.17)%		$51,249	1.40%	1.29%		0.85%	112%
B	13.12	0.01	(0.26)		(0.25)	—	(1.29)	(1.29)	11.58	(1.92)		1,792	2.28	2.05		0.12	112
C	12.96	0.01	(0.25)		(0.24)	—	(1.29)	(1.29)	11.43	(1.86)		12,905	2.14	2.04		0.10	112
I	13.40	0.08	(1.10)		(1.02)	—	—	—	12.38	(7.61	)(4)	2,429	1.12 (5)	0.99	(5)	1.01 (5)	112
R3	14.21	0.09	(0.28)		(0.19)	(0.06)	(1.29)	(1.35)	12.67	(1.29)		830	1.70	1.50		0.64	112
R4(11)	14.26	0.13	(0.27)		(0.14)	(0.11)	(1.29)	(1.40)	12.72	(0.97)		608	1.37	1.20		0.94	112
R5	14.32	0.17	(0.29)		(0.12)	(0.13)	(1.29)	(1.42)	12.78	(0.75)		218	1.06	0.90		1.23	112
Y	14.31	0.16	(0.27)		(0.11)	(0.14)	(1.29)	(1.43)	12.77	(0.71)		1,312	0.96	0.85		1.23	112

For the Year Ended October 31, 2014
A	$14.77	$0.10	$1.11		$1.21	$(0.14)	$(1.95)	$(2.09)	$13.89	9.22%		$54,722	1.41%	1.30%		0.75%	116%
B	14.06	—	1.05		1.05	(0.04)	(1.95)	(1.99)	13.12	8.39		3,119	2.32	2.05		0.01	116
C	13.94	—	1.03		1.03	(0.06)	(1.95)	(2.01)	12.96	8.39		13,603	2.16	2.05		—	116
R3	15.10	0.07	1.14		1.21	(0.15)	(1.95)	(2.10)	14.21	8.99		587	1.70	1.50		0.53	116
R4	15.10	0.11	1.14		1.25	(0.14)	(1.95)	(2.09)	14.26	9.31		516	1.37	1.20		0.81	116
R5	15.16	0.16	1.14		1.30	(0.19)	(1.95)	(2.14)	14.32	9.62		204	1.05	0.90		1.14	116
Y	15.14	0.17	1.14		1.31	(0.19)	(1.95)	(2.14)	14.31	9.75		247	0.96	0.85		1.20	116

For the Year Ended October 31, 2013
A	$11.21	$0.19	$3.50		$3.69	$(0.13)	$—	$(0.13)	$14.77	33.23%		$51,393	1.43%	1.30%		1.48%	140%
B	10.68	0.09	3.34		3.43	(0.05)	—	(0.05)	14.06	32.21		4,337	2.35	2.05		0.77	140
C	10.60	0.09	3.30		3.39	(0.05)	—	(0.05)	13.94	32.12		12,315	2.18	2.05		0.73	140
R3	11.47	0.14	3.61		3.75	(0.12)	—	(0.12)	15.10	32.93		598	1.68	1.50		1.05	140
R4	11.48	0.23	3.55		3.78	(0.16)	—	(0.16)	15.10	33.25		172	1.34	1.20		1.75	140
R5	11.51	0.25	3.58		3.83	(0.18)	—	(0.18)	15.16	33.71		169	1.04	0.90		1.87	140
Y	11.51	0.29	3.53		3.82	(0.19)	—	(0.19)	15.14	33.59		224	0.93	0.85		2.33	140

For the Year Ended October 31, 2012(9)
A	$10.10	$0.08	$1.03		$1.11	$—	$—	$—	$11.21	10.99%		$41,266	1.44%	1.30%		0.69%	121%
B	9.69	(0.01)	1.00		0.99	—	—	—	10.68	10.22		4,391	2.38	2.05		(0.06)	121
C	9.62	(0.01)	0.99		0.98	—	—	—	10.60	10.19		9,624	2.21	2.05		(0.06)	121
R3	10.35	0.05	1.07		1.12	—	—	—	11.47	10.82		144	1.65	1.50		0.52	121
R4	10.36	0.09	1.06		1.15	(0.03)	—	(0.03)	11.48	11.11		262	1.35	1.20		0.90	121
R5	10.36	0.12	1.07		1.19	(0.04)	—	(0.04)	11.51	11.48		127	1.03	0.90		1.11	121
Y	10.36	0.23	0.96		1.19	(0.04)	—	(0.04)	11.51	11.49		20,243	0.90	0.85		1.01	121

The accompanying notes are an integral part of these financial statements.

116

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Small Cap Growth Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$44.55	$(0.09)	$8.40		$8.31	$—	$(0.31)	$(0.31)	$52.55	18.69	%(4)	$216,340	1.19	%(5)	1.19	%(5)	(0.35	)%(5)	27%
B	35.04	(0.23)	6.59		6.36	—	(0.31)	(0.31)	41.09	18.20	(4)	257	2.38	(5)	2.06	(5)	(1.17	)(5)	27
C	34.78	(0.20)	6.54		6.34	—	(0.31)	(0.31)	40.81	18.27	(4)	38,966	1.90	(5)	1.90	(5)	(1.06	)(5)	27
I	45.79	(0.03)	8.64		8.61	—	(0.31)	(0.31)	54.09	18.82	(4)	173,508	0.94	(5)	0.94	(5)	(0.11	)(5)	27
R3	44.42	(0.16)	8.37		8.21	—	(0.31)	(0.31)	52.32	18.52	(4)	13,982	1.49	(5)	1.49	(5)	(0.65	)(5)	27
R4	45.90	(0.09)	8.65		8.56	—	(0.31)	(0.31)	54.15	18.69	(4)	75,224	1.17	(5)	1.17	(5)	(0.34	)(5)	27
R5	47.52	(0.01)	8.96		8.95	—	(0.31)	(0.31)	56.16	18.87	(4)	118,717	0.87	(5)	0.87	(5)	(0.03	)(5)	27
R6	47.94	0.01	9.05		9.06	—	(0.31)	(0.31)	56.69	18.91	(4)	6,187	0.77	(5)	0.77	(5)	0.05	(5)	27
Y	48.00	0.02	9.05		9.07	—	(0.31)	(0.31)	56.76	18.93	(4)	288,125	0.77	(5)	0.77	(5)	0.08	(5)	27
F(6)	52.62	(0.05)	1.54		1.49	—	—	—	54.11	2.83	(4)	42,741	0.77	(5)	0.77	(5)	(0.60	)(5)	27

For the Year Ended October 31, 2016
A	$48.56	$(0.19)	$0.11	(17)	$(0.08)	$—	$(3.93)	$(3.93)	$44.55	0.02%		$197,738	1.25%		1.25%		(0.44)%		45%
B	39.35	(0.43)	0.05	(17)	(0.38)	—	(3.93)	(3.93)	35.04	(0.84)		606	2.35		2.09		(1.23)		45
C	39.03	(0.39)	0.07	(17)	(0.32)	—	(3.93)	(3.93)	34.78	(0.65)		37,807	1.94		1.94		(1.13)		45
I	49.68	(0.07)	0.11	(17)	0.04	—	(3.93)	(3.93)	45.79	0.28		137,606	0.99		0.99		(0.16)		45
R3	48.54	(0.30)	0.11	(17)	(0.19)	—	(3.93)	(3.93)	44.42	(0.24)		12,708	1.51		1.51		(0.70)		45
R4	49.87	(0.18)	0.14	(17)	(0.04)	—	(3.93)	(3.93)	45.90	0.09		66,273	1.19		1.19		(0.39)		45
R5	51.35	(0.04)	0.14	(17)	0.10	—	(3.93)	(3.93)	47.52	0.40		102,166	0.89		0.89		(0.09)		45
R6	51.73	(0.04)	0.18	(17)	0.14	—	(3.93)	(3.93)	47.94	0.46		4,072	0.79		0.79		(0.09)		45
Y	51.78	0.01	0.14	(17)	0.15	—	(3.93)	(3.93)	48.00	0.50		290,401	0.79		0.79		0.01		45

For the Year Ended October 31, 2015
A	$48.63	$(0.20)	$2.25		$2.05	$—	$(2.12)	$(2.12)	$48.56	4.37%		$243,999	1.21%		1.21%		(0.40)%		70%
B	40.12	(0.48)	1.83		1.35	—	(2.12)	(2.12)	39.35	3.54		1,500	2.20		2.03		(1.18)		70
C	39.77	(0.45)	1.83		1.38	—	(2.12)	(2.12)	39.03	3.62		49,549	1.91		1.91		(1.11)		70
I	49.55	(0.06)	2.31		2.25	—	(2.12)	(2.12)	49.68	4.70		209,184	0.92		0.92		(0.13)		70
R3	48.74	(0.36)	2.28		1.92	—	(2.12)	(2.12)	48.54	4.10		16,184	1.48		1.48		(0.70)		70
R4	49.86	(0.20)	2.33		2.13	—	(2.12)	(2.12)	49.87	4.44		74,037	1.17		1.17		(0.38)		70
R5	51.13	(0.05)	2.39		2.34	—	(2.12)	(2.12)	51.35	4.74		115,719	0.87		0.87		(0.10)		70
R6	51.80	(0.02)	2.07		2.05	—	(2.12)	(2.12)	51.73	4.13	(4)	14	0.87	(5)	0.87	(5)	(0.05	)(5)	70
Y	51.49	0.01	2.40		2.41	—	(2.12)	(2.12)	51.78	4.84		314,145	0.77		0.77		0.02		70

For the Year Ended October 31, 2014
A	$47.96	$(0.26)	$4.36		$4.10	$—	$(3.43)	$(3.43)	$48.63	9.02%		$239,697	1.28%		1.28%		(0.55)%		61%
B	40.45	(0.54)	3.64		3.10	—	(3.43)	(3.43)	40.12	8.16		2,695	2.26		2.11		(1.36)		61
C	40.08	(0.49)	3.61		3.12	—	(3.43)	(3.43)	39.77	8.30		44,184	1.97		1.97		(1.24)		61
I	48.67	(0.12)	4.43		4.31	—	(3.43)	(3.43)	49.55	9.34		114,450	0.97		0.97		(0.25)		61
R3	48.17	(0.38)	4.38		4.00	—	(3.43)	(3.43)	48.74	8.76		8,744	1.53		1.53		(0.81)		61
R4	49.06	(0.25)	4.48		4.23	—	(3.43)	(3.43)	49.86	9.09		47,028	1.22		1.22		(0.52)		61
R5	50.07	(0.11)	4.60		4.49	—	(3.43)	(3.43)	51.13	9.45		39,856	0.91		0.91		(0.22)		61
Y	50.36	(0.05)	4.61		4.56	—	(3.43)	(3.43)	51.49	9.54		213,384	0.81		0.81		(0.10)		61

The accompanying notes are an integral part of these financial statements.

117

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Small Cap Growth Fund - (continued)
For the Year Ended October 31, 2013
A	$34.72	$(0.15)	$13.39	$13.24	$—	$—	$—	$47.96	38.13%		$226,795	1.40%		1.40%		(0.37)%		90%
B	29.50	(0.36)	11.31	10.95	—	—	—	40.45	37.12		4,552	2.40		2.15		(1.05)		90
C	29.21	(0.40)	11.27	10.87	—	—	—	40.08	37.21		33,255	2.08		2.08		(1.13)		90
I	35.10	(0.05)	13.62	13.57	—	—	—	48.67	38.66		71,601	1.04		1.04		(0.13)		90
R3	34.93	(0.26)	13.50	13.24	—	—	—	48.17	37.90		8,280	1.59		1.59		(0.62)		90
R4	35.47	(0.19)	13.78	13.59	—	—	—	49.06	38.31		17,412	1.27		1.27		(0.44)		90
R5	36.10	(0.10)	14.07	13.97	—	—	—	50.07	38.70		3,579	0.97		0.97		(0.22)		90
Y	36.27	0.03	14.06	14.09	—	—	—	50.36	38.85		121,003	0.87		0.87		0.07		90

For the Year Ended October 31, 2012
A	$31.27	$(0.22)	$3.67	$3.45	$—	$—	$—	$34.72	11.03%		$154,415	1.48%		1.40%		(0.65)%		73%
B	26.77	(0.40)	3.13	2.73	—	—	—	29.50	10.20		4,747	2.44		2.15		(1.41)		73
C	26.51	(0.40)	3.10	2.70	—	—	—	29.21	10.18		13,343	2.17		2.15		(1.40)		73
I	31.52	(0.11)	3.69	3.58	—	—	—	35.10	11.36		20,730	1.11		1.11		(0.33)		73
R3	31.53	(0.27)	3.67	3.40	—	—	—	34.93	11.78		3,672	1.67		1.60		(0.80)		73
R4	31.91	(0.19)	3.75	3.56	—	—	—	35.47	11.16		4,053	1.32		1.30		(0.54)		73
R5	32.38	(0.08)	3.80	3.72	—	—	—	36.10	11.49		345	1.05		1.00		(0.24)		73
Y	32.51	(0.06)	3.82	3.76	—	—	—	36.27	11.57		41,745	0.89		0.89		(0.18)		73

The Hartford Small Company Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$15.74	$(0.04)	$2.74	$2.70	$—	$—	$—	$18.44	17.15	%(4)	$239,495	1.42	%(5)	1.40	%(5)	(0.43	)%(5)	43%
B	11.62	(0.07)	2.01	1.94	—	—	—	13.56	16.70	(4)	293	2.66	(5)	2.15	(5)	(1.04	)(5)	43
C	11.60	(0.08)	2.02	1.94	—	—	—	13.54	16.72	(4)	26,836	2.14	(5)	2.12	(5)	(1.18	)(5)	43
I	16.43	(0.03)	2.87	2.84	—	—	—	19.27	17.29	(4)	73,540	1.42	(5)	1.15	(5)	(0.30	)(5)	43
R3	17.05	(0.06)	2.97	2.91	—	—	—	19.96	17.07	(4)	30,789	1.63	(5)	1.55	(5)	(0.62	)(5)	43
R4	17.89	(0.03)	3.11	3.08	—	—	—	20.97	17.22	(4)	27,313	1.32	(5)	1.25	(5)	(0.30	)(5)	43
R5	18.67	—	3.25	3.25	—	—	—	21.92	17.41	(4)	5,394	1.05	(5)	0.95	(5)	(0.02	)(5)	43
R6	18.99	—	3.29	3.29	—	—	—	22.28	17.43	(4)	11	1.12	(5)	0.89	(5)	0.04	(5)	43
Y	18.99	0.01	3.29	3.30	—	—	—	22.29	17.38	(4)	57,770	0.92	(5)	0.90	(5)	0.14	(5)	43
F(6)	18.76	(0.02)	0.53	0.51	—	—	—	19.27	2.72	(4)	8,911	0.92	(5)	0.90	(5)	(0.78	)(5)	43

For the Year Ended October 31, 2016
A	$19.36	$(0.14)	$(0.90)	$(1.04)	$—	$(2.58)	$(2.58)	$15.74	(5.73)%		$262,618	1.45%		1.43	%(19)	(0.87)%		81%
B	15.08	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.62	(6.40)		862	2.46		2.17	(19)	(1.59)		81
C	15.06	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.60	(6.41)		25,586	2.14		2.14	(19)	(1.58)		81
I	20.04	(0.10)	(0.93)	(1.03)	—	(2.58)	(2.58)	16.43	(5.45)		41,881	1.24		1.18	(19)	(0.61)		81
R3	20.77	(0.18)	(0.96)	(1.14)	—	(2.58)	(2.58)	17.05	(5.83)		29,662	1.62		1.58	(19)	(1.02)		81
R4	21.61	(0.13)	(1.01)	(1.14)	—	(2.58)	(2.58)	17.89	(5.58)		27,834	1.31		1.28	(19)	(0.71)		81
R5	22.37	(0.07)	(1.05)	(1.12)	—	(2.58)	(2.58)	18.67	(5.27)		5,283	1.00		0.97	(19)	(0.37)		81
R6	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)		9	0.90		0.90	(19)	(0.34)		81
Y	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)		98,620	0.90		0.90	(19)	(0.33)		81

The accompanying notes are an integral part of these financial statements.

118

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Small Company Fund - (continued)
For the Year Ended October 31, 2015
A	$24.83	$(0.17)	$(1.21)	$(1.38)	$—	$(4.09)	$(4.09)	$19.36	(6.22)%		$327,509	1.34%	1.34%	(0.77)%		96%
B	20.40	(0.27)	(0.96)	(1.23)	—	(4.09)	(4.09)	15.08	(6.98)		2,531	2.30	2.13	(1.56)		96
C	20.36	(0.25)	(0.96)	(1.21)	—	(4.09)	(4.09)	15.06	(6.87)		35,455	2.04	2.04	(1.47)		96
I	25.51	(0.12)	(1.26)	(1.38)	—	(4.09)	(4.09)	20.04	(6.03)		69,569	1.11	1.11	(0.55)		96
R3	26.39	(0.23)	(1.30)	(1.53)	—	(4.09)	(4.09)	20.77	(6.46)		35,865	1.54	1.54	(0.98)		96
R4	27.21	(0.17)	(1.34)	(1.51)	—	(4.09)	(4.09)	21.61	(6.15)		41,922	1.24	1.24	(0.68)		96
R5	27.95	(0.09)	(1.40)	(1.49)	—	(4.09)	(4.09)	22.37	(5.88)		30,053	0.97	0.95	(0.35)		96
R6(8)	28.20	(0.08)	(1.34)	(1.42)	—	(4.09)	(4.09)	22.69	(5.56	)(4)	9	0.91 (5)	0.90 (5)	(0.32	)(5)	96
Y	28.27	(0.07)	(1.42)	(1.49)	—	(4.09)	(4.09)	22.69	(5.80)		279,594	0.85	0.85	(0.28)		96

For the Year Ended October 31, 2014
A	$24.58	$(0.24)	$3.26	$3.02	$—	$(2.77)	$(2.77)	$24.83	13.49%		$355,056	1.34%	1.34%	(1.01)%		92%
B	20.82	(0.36)	2.71	2.35	—	(2.77)	(2.77)	20.40	12.61		4,730	2.29	2.15	(1.80)		92
C	20.77	(0.34)	2.70	2.36	—	(2.77)	(2.77)	20.36	12.70		38,351	2.05	2.05	(1.71)		92
I	25.12	(0.19)	3.35	3.16	—	(2.77)	(2.77)	25.51	13.78		60,425	1.10	1.10	(0.77)		92
R3	26.00	(0.31)	3.47	3.16	—	(2.77)	(2.77)	26.39	13.27		60,124	1.55	1.55	(1.21)		92
R4	26.65	(0.24)	3.57	3.33	—	(2.77)	(2.77)	27.21	13.62		66,353	1.25	1.25	(0.91)		92
R5	27.23	(0.16)	3.65	3.49	—	(2.77)	(2.77)	27.95	13.95		7,585	0.97	0.95	(0.61)		92
Y	27.48	(0.14)	3.70	3.56	—	(2.77)	(2.77)	28.27	14.08		337,933	0.85	0.85	(0.51)		92

For the Year Ended October 31, 2013
A	$19.52	$(0.16)	$6.56	$6.40	$—	$(1.34)	$(1.34)	$24.58	35.44%		$320,630	1.39%	1.39%	(0.73)%		106%
B	16.87	(0.27)	5.56	5.29	—	(1.34)	(1.34)	20.82	34.34		6,062	2.35	2.15	(1.47)		106
C	16.82	(0.26)	5.55	5.29	—	(1.34)	(1.34)	20.77	34.45		38,428	2.09	2.09	(1.43)		106
I	19.87	(0.11)	6.70	6.59	—	(1.34)	(1.34)	25.12	35.79		38,749	1.14	1.14	(0.52)		106
R3	20.61	(0.20)	6.93	6.73	—	(1.34)	(1.34)	26.00	35.15		57,652	1.56	1.55	(0.88)		106
R4	21.03	(0.14)	7.10	6.96	—	(1.34)	(1.34)	26.65	35.56		67,467	1.26	1.25	(0.59)		106
R5	21.39	(0.06)	7.24	7.18	—	(1.34)	(1.34)	27.23	36.02		8,321	0.99	0.95	(0.25)		106
Y	21.56	(0.05)	7.31	7.26	—	(1.34)	(1.34)	27.48	36.12		320,003	0.86	0.86	(0.20)		106

For the Year Ended October 31, 2012
A	$19.23	$(0.18)	$1.46	$1.28	$—	$(0.99)	$(0.99)	$19.52	7.44%		$268,501	1.41%	1.40%	(0.85)%		124%
B	16.88	(0.35)	1.33	0.98	—	(0.99)	(0.99)	16.87	6.65		5,972	2.37	2.15	(1.60)		124
C	16.83	(0.29)	1.27	0.98	—	(0.99)	(0.99)	16.82	6.67		32,182	2.12	2.12	(1.57)		124
I	19.51	(0.11)	1.46	1.35	—	(0.99)	(0.99)	19.87	7.70		24,366	1.14	1.14	(0.58)		124
R3	20.27	(0.20)	1.53	1.33	—	(0.99)	(0.99)	20.61	7.30		48,148	1.58	1.55	(0.99)		124
R4	20.60	(0.13)	1.55	1.42	—	(0.99)	(0.99)	21.03	7.63		56,217	1.27	1.25	(0.68)		124
R5	20.88	(0.11)	1.61	1.50	—	(0.99)	(0.99)	21.39	7.93		8,859	1.00	0.95	(0.41)		124
Y	21.02	(0.06)	1.59	1.53	—	(0.99)	(0.99)	21.56	8.02		243,219	0.87	0.87	(0.30)		124

The accompanying notes are an integral part of these financial statements.

119

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Value Opportunities Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$17.94	$0.11	$1.86	$1.97	$(0.14)	$(0.14)	$(0.28)	$19.63	11.03	%(4)	$189,388	1.20	%(5)	1.20	%(5)	1.11	%(5)	22%
B	15.70	0.01	1.64	1.65	—	(0.14)	(0.14)	17.21	10.55	(4)	202	2.47	(5)	2.09	(5)	0.14	(5)	22
C	15.52	0.03	1.62	1.65	(0.03)	(0.14)	(0.17)	17.00	10.62	(4)	22,556	1.93	(5)	1.93	(5)	0.38	(5)	22
I	17.75	0.13	1.84	1.97	(0.20)	(0.14)	(0.34)	19.38	11.14	(4)	25,739	0.93	(5)	0.93	(5)	1.41	(5)	22
R3	18.13	0.08	1.88	1.96	(0.08)	(0.14)	(0.22)	19.87	10.85	(4)	1,838	1.54	(5)	1.52	(5)	0.77	(5)	22
R4	18.34	0.11	1.91	2.02	(0.14)	(0.14)	(0.28)	20.08	11.00	(4)	10,286	1.20	(5)	1.20	(5)	1.12	(5)	22
R5	18.49	0.12	1.95	2.07	(0.20)	(0.14)	(0.34)	20.22	11.19	(4)	448	0.91	(5)	0.91	(5)	1.26	(5)	22
Y	18.55	0.15	1.93	2.08	(0.22)	(0.14)	(0.36)	20.27	11.27	(4)	946	0.80	(5)	0.80	(5)	1.51	(5)	22
F(6)	19.58	0.06	(0.26)	(0.20)	—	—	—	19.38	(1.02	)(4)	10	0.80	(5)	0.80	(5)	1.93	(5)	22

For the Year Ended October 31, 2016
A	$18.66	$0.16	$0.57	$0.73	$(0.21)	$(1.24)	$(1.45)	$17.94	4.71%		$187,475	1.25%		1.25	%(20)	0.93%		41%
B	16.45	0.02	0.48	0.50	(0.01)	(1.24)	(1.25)	15.70	3.75		695	2.41		2.11	(20)	0.11		41
C	16.34	0.03	0.49	0.52	(0.10)	(1.24)	(1.34)	15.52	3.93		22,223	1.97		1.97	(20)	0.21		41
I	18.47	0.21	0.57	0.78	(0.26)	(1.24)	(1.50)	17.75	5.03		19,139	0.92		0.92	(20)	1.23		41
R3	18.83	0.11	0.58	0.69	(0.15)	(1.24)	(1.39)	18.13	4.39		2,783	1.54		1.54	(20)	0.64		41
R4	19.03	0.17	0.59	0.76	(0.21)	(1.24)	(1.45)	18.34	4.73		8,720	1.22		1.22	(20)	0.96		41
R5	19.19	0.22	0.59	0.81	(0.27)	(1.24)	(1.51)	18.49	5.04		2,025	0.92		0.92	(20)	1.27		41
Y	19.24	0.26	0.58	0.84	(0.29)	(1.24)	(1.53)	18.55	5.14		845	0.81		0.81		1.46		41

For the Year Ended October 31, 2015
A	$20.45	$0.21	$(0.47)	$(0.26)	$(0.13)	$(1.40)	$(1.53)	$18.66	(1.20)%		$207,339	1.21%		1.21%		1.10%		55%
B	18.22	0.03	(0.40)	(0.37)	—	(1.40)	(1.40)	16.45	(1.94)		1,909	2.28		1.97		0.19		55
C	18.14	0.06	(0.42)	(0.36)	(0.04)	(1.40)	(1.44)	16.34	(1.90)		26,763	1.93		1.93		0.36		55
I	20.25	0.27	(0.45)	(0.18)	(0.20)	(1.40)	(1.60)	18.47	(0.78)		27,168	0.88		0.88		1.41		55
R3	20.62	0.15	(0.46)	(0.31)	(0.08)	(1.40)	(1.48)	18.83	(1.45)		3,657	1.52		1.49		0.79		55
R4	20.82	0.22	(0.47)	(0.25)	(0.14)	(1.40)	(1.54)	19.03	(1.11)		11,942	1.19		1.18		1.11		55
R5	20.95	0.28	(0.48)	(0.20)	(0.16)	(1.40)	(1.56)	19.19	(0.87)		2,487	0.90		0.88		1.41		55
Y	21.03	0.30	(0.49)	(0.19)	(0.20)	(1.40)	(1.60)	19.24	(0.77)		1,618	0.79		0.79		1.50		55

For the Year Ended October 31, 2014
A	$18.31	$0.17	$2.05	$2.22	$(0.08)	$—	$(0.08)	$20.45	12.18%		$237,539	1.25%		1.25%		0.87%		74	%(21)
B	16.36	0.03	1.83	1.86	—	—	—	18.22	11.37		3,928	2.27		1.97		0.19		74	(21)
C	16.29	0.02	1.83	1.85	—	—	—	18.14	11.36		31,729	1.95		1.95		0.12		74	(21)
I	18.12	0.23	2.03	2.26	(0.13)	—	(0.13)	20.25	12.56		44,306	0.87		0.87		1.17		74	(21)
R3	18.50	0.13	2.05	2.18	(0.06)	—	(0.06)	20.62	11.84		4,528	1.53		1.47		0.63		74	(21)
R4	18.64	0.18	2.09	2.27	(0.09)	—	(0.09)	20.82	12.24		13,626	1.21		1.17		0.91		74	(21)
R5	18.76	0.24	2.10	2.34	(0.15)	—	(0.15)	20.95	12.52		2,735	0.88		0.85		1.15		74	(21)
Y	18.82	0.21	2.16	2.37	(0.16)	—	(0.16)	21.03	12.64		1,841	0.83		0.83		1.07		74	(21)

For the Year Ended October 31, 2013
A	$14.02	$0.11	$4.40	$4.51	$(0.22)	$—	$(0.22)	$18.31	32.53%		$118,203	1.44%		1.35%		0.67%		81%
B	12.54	—	3.93	3.93	(0.11)	—	(0.11)	16.36	31.50		3,825	2.39		2.10		(0.03)		81
C	12.49	(0.01)	3.93	3.92	(0.12)	—	(0.12)	16.29	31.59		11,059	2.13		2.10		(0.07)		81
I	13.87	0.16	4.34	4.50	(0.25)	—	(0.25)	18.12	32.93		7,908	1.07		1.06		0.95		81
R3	14.16	0.08	4.45	4.53	(0.19)	—	(0.19)	18.50	32.31		1,480	1.68		1.55		0.49		81
R4	14.27	0.13	4.47	4.60	(0.23)	—	(0.23)	18.64	32.62		7,271	1.32		1.25		0.78		81
R5	14.36	0.18	4.50	4.68	(0.28)	—	(0.28)	18.76	33.06		1,909	1.02		0.95		1.08		81
Y	14.41	0.19	4.50	4.69	(0.28)	—	(0.28)	18.82	33.06		1,149	0.91		0.90		1.17		81

The accompanying notes are an integral part of these financial statements.

120

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Value Opportunities Fund - (continued)
For the Year Ended October 31, 2012
A	$12.68	$0.19	$1.27	$1.46	$(0.12)	$—	$(0.12)	$14.02	11.60%	$86,261	1.50%	1.35%	1.44%	56%
B	11.33	0.08	1.15	1.23	(0.02)	—	(0.02)	12.54	10.85	4,388	2.44	2.10	0.65	56
C	11.31	0.08	1.13	1.21	(0.03)	—	(0.03)	12.49	10.74	8,880	2.17	2.10	0.67	56
I	12.57	0.22	1.25	1.47	(0.17)	—	(0.17)	13.87	11.87	3,995	1.11	1.09	1.70	56
R3	12.81	0.18	1.27	1.45	(0.10)	—	(0.10)	14.16	11.38	1,443	1.70	1.55	1.31	56
R4	12.90	0.21	1.30	1.51	(0.14)	—	(0.14)	14.27	11.81	6,015	1.33	1.25	1.55	56
R5	12.99	0.31	1.24	1.55	(0.18)	—	(0.18)	14.36	12.08	1,296	1.05	0.95	2.25	56
Y	13.05	0.24	1.30	1.54	(0.18)	—	(0.18)	14.41	12.00	1,076	0.92	0.90	1.77	56

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Commenced operations on February 28, 2017.
(7)	Excluding the expenses not subject to cap, the ratios would have been 1.09%, 1.98%, 1.81%, 0.79%, 1.40%, 1.10%, 0.80%, 0.70% and 0.70% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(8)	Commenced operations on November 7, 2014.
(9)	Net investment income (loss) per share amounts have been calculated using the Securities and Exchange Commission method.
(10)	Excluding the expenses not subject to cap, the ratios would have been 0.79%, 1.54%, 1.54%, 0.54%, 1.09%, 0.79%, 0.49%, 0.42% and 0.42% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(11)	Commenced operations on March 31, 2015.
(12)	Excluding the expenses not subject to cap, the ratios would have been 1.02%, 1.95%, 1.76%, 0.82%, 1.35%, 1.05%, 0.75%, 0.65% and 0.65% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(13)	Excluding the expenses not subject to cap, the ratios would have been 1.12%, 2.04%, 1.87%, 0.91%, 1.45%, 1.15%, 0.85%, 0.75% and 0.76% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(14)	During the year ended October 31, 2014, the Fund incurred $415.5 million in sales of securities held associated with the transition of assets from The Hartford Growth Fund, which merged into the Fund on April 7, 2014. These sales are excluded from the portfolio turnover rate calculation.
(15)	During the year ended October 31, 2013, the Fund incurred $2.8 million in sales of securities held associated with the transition of assets from The Hartford Fundamental Growth Fund, which merged into the Fund on February 22, 2013. These sales are excluded from the portfolio turnover rate calculation.
(16)	Excluding the expenses not subject to cap, the ratios would have been 1.28%, 2.10%, 2.00%, 1.04%, 1.54%, 1.23%, 0.93% and 0.83% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(17)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(18)	Excluding the expenses not subject to cap, the ratios would have been 1.30%, 2.05%, 2.05%, 0.99%, 1.50%, 1.20%, 0.90% and 0.85% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(19)	Excluding the expenses not subject to cap, the ratios would have been 1.40%, 2.15%, 2.11%, 1.15%, 1.55%, 1.25%, 0.95%, 0.88% and 0.88% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(20)	Excluding the expenses not subject to cap, the ratios would have been 1.23%, 2.09%, 1.95%, 0.90%, 1.52%, 1.20%, 0.90% and 0.79% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(21)	During the year ended October 31, 2014, the Fund incurred $121.7 million in sales of securities held associated with the transition of assets from The Hartford Value Fund, which merged into the Fund on April 7, 2014. These sales are excluded from the portfolio turnover rate calculation.

The accompanying notes are an integral part of these financial statements.

121

Domestic Equity Funds

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of forty-four and fourteen series, respectively, as of April 30, 2017. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Capital Appreciation Fund (the “Capital Appreciation Fund”)

Hartford Core Equity Fund (the “Core Equity Fund”)

The Hartford Dividend and Growth Fund (the “Dividend and Growth Fund”)

The Hartford Equity Income Fund (the “Equity Income Fund”)

The Hartford Healthcare Fund (the “Healthcare Fund”)

The Hartford MidCap Fund (the “MidCap Fund”)

The Hartford MidCap Value Fund (the “MidCap Value Fund”)

Hartford Small Cap Core Fund (the “Small Cap Core Fund”)

The Hartford Small Company Fund (the “Small Company Fund”)

The Hartford Mutual Funds II, Inc.:

The Hartford Growth Opportunities Fund (the “Growth Opportunities Fund”)

The Hartford Small Cap Growth Fund (the “Small Cap Growth Fund”)

The Hartford Value Opportunities Fund (the “Value Opportunities Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund offers Class A, Class T, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class Y and Class F shares. As of April 30, 2017, Class T shares have not commenced operations. Each of Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, MidCap Fund, Small Cap Growth Fund and Small Company Fund offer Class R6 shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares of each Fund have a front-end sales charge of up to 2.50%. Class B shares were sold with a contingent deferred sales charge which is assessed on the lesser of the per share net asset value (“NAV”) of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held (see note below regarding the closing of Class B shares). Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, R6, Y and F shares are sold without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance, and that Class B shares automatically convert to Class A shares after 8 years. It is anticipated that all Class B shares will convert to Class A shares on or before September 30, 2017.

No new or additional investments are allowed in Class B shares (including investments through any systematic investment plan). Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Fund (as permitted by existing exchange privileges), or redeem their Class B shares as described in the prospectus. Reinstatement privileges with respect to Class B shares are set forth in the prospectus. For investors electing to reinvest gains and dividends, any such gains or dividends on Class B shares will continue to be reinvested in Class B shares of the applicable Fund. All Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares, remain unchanged.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and

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liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the respective Company’s Board of Directors. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the respective Company’s Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the respective Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

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Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the respective Company’s Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of each Company generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by each Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of each Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors of each Company then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Following is quantitative information about Level 3 fair value measurements:

Capital Appreciation Fund

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2017
Common Stock
Model	EV/EBITDA	5.6x to 13.1x	$31,149,090
Model	EV/Estimated Revenue	2.3x to 4.74x	11,818,004
Cost	Trade Price	$4.07 to $108.71	8,684,953

Preferred Stock
Model	EV/Estimated Revenue	1.0x to 10.7x	34,013,041
Cost	Trade Price	$1.04 to $105	230,014,395

Convertible Preferred Stock
Model	EV/Estimated Revenue	3.23x to 4.74x	902,685

Total			$316,582,168

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

Growth Opportunities Fund

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2017
Common Stock
Model	EV/EBITDA	5.6x to 13.1x	$16,895,796
Model	EV/Estimated Revenue	2.5x to 4.74x	13,443,812
Cost	Trade Price	$4.07 to $108.71	13,413,778

Preferred Stock
Model	EV/Estimated Revenue	1.0x to 10.7x	98,921,518
Cost	Trade Price	$1.04 to $51.81	210,145,897

Total			$352,820,801

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

Small Company Fund

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2017
Common Stock
Model	EV/EBITDA	5.6x to 13.1x	$2,649,611
Cost	Trade Price	$0.20 to $4.07	3,149,645

Preferred Stock
Model	EV/Estimated Revenue	2.5x to 7.5x	7,365,647
Cost	Trade Price	$2.70 to $17.65	7,267,110

Total			$20,432,013

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

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Notes to Financial Statements – (continued)

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c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. The amount of foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

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Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the respective Company’s Board of Directors. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2017.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2017, Capital Appreciation Fund and Value Opportunities Fund had engaged in Foreign Currency Contracts.

b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund uses futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2017, Core Equity Fund had engaged in Futures Contracts.

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Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

c)	Additional Derivative Instrument Information:

Capital Appreciation Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$251,293	$—	$—	$—	$—	$251,293

Total	$—	$251,293	$—	$—	$—	$—	$251,293

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$4,944,086	$—	$—	$—	$—	$4,944,086

Total	$—	$4,944,086	$—	$—	$—	$—	$4,944,086

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$7,057,367	$—	$—	$—	$—	$7,057,367

Total	$—	$7,057,367	$—	$—	$—	$—	$7,057,367

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(6,517,291)	$—	$—	$—	$—	$(6,517,291)

Total	$—	$(6,517,291)	$—	$—	$—	$—	$(6,517,291)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$62,870,845
Foreign Currency Contracts Sold	$178,545,884

Core Equity Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$481,213	$—	$—	$481,213

Total	$—	$—	$—	$481,213	$—	$—	$481,213

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Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Core Equity Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$7,383,050	$—	$—	$7,383,050

Total	$—	$—	$—	$7,383,050	$—	$—	$7,383,050

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$1,329,362	$—	$—	$1,329,362

Total	$—	$—	$—	$1,329,362	$—	$—	$1,329,362

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	494

Value Opportunities Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$108,970	$—	$—	$—	$—	$108,970

Total	$—	$108,970	$—	$—	$—	$—	$108,970

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$232,936	$—	$—	$—	$—	$232,936

Total	$—	$232,936	$—	$—	$—	$—	$232,936

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(298,786)	$—	$—	$—	$—	$(298,786)

Total	$—	$(298,786)	$—	$—	$—	$—	$(298,786)

129

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Value Opportunities Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$1,492,829
Foreign Currency Contracts Sold	$5,036,488

(1)	Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

d)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of April 30, 2017:

Capital Appreciation Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$251,293	$(4,944,086)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	251,293	(4,944,086)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$251,293	$(4,944,086)

Capital Appreciation Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$251,293	$(251,293)	$—	$—	$—

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Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Capital Appreciation Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
BNP Paribas Securities Services	$(1,940,566)	$—	$—	$—	$(1,940,566)
Citibank NA	(1,874,649)	251,293	—	—	(1,623,356)
Goldman Sachs & Co.	(1,128,871)	—	—	—	(1,128,871)

Total	$(4,944,086)	$251,293	$—	$—	$(4,692,793)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Core Equity Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$481,213	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	481,213	—

Derivatives not subject to a MNA	(481,213)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Value Opportunities Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$—	$(108,970)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(108,970)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$(108,970)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
BNP Paribas Securities Services	$(38,859)	$—	$—	$—	$(38,859)
Citibank NA	(70,111)	—	—	—	(70,111)

Total	$(108,970)	$—	$—	$—	$(108,970)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity

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securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2017. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

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April 30, 2017 (Unaudited)

At October 31, 2016 (tax year end), the capital loss carryforwards for U.S. federal income tax purposes were as follows:

	Year of Expiration	Unlimited Short-Term Capital Loss Carryforward	Unlimited Long-Term Capital Loss Carryforward
Fund	2017
Capital Appreciation Fund	$—	$44,677,680	$—
Small Cap Core Fund	3,722,341	4,073,749	—
Small Company Fund	—	55,038,255	—

The Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Small Cap Growth Fund and Value Opportunities Fund had no capital loss carryforward for U.S. federal income tax purposes at October 31, 2016.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2017; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion

Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion

Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion

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Fund	Management Fee Rates
Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion

MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Small Cap Core Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $2 billion and;
0.6400% on next $2 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

Value Opportunities Fund	0.7000% on first $500 million and;
0.6000% on next $500 million and;
0.5900% on next $1.5 billion and;
0.5850% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5750% on over $10 billion

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and each Company, on behalf of its respective Funds, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Fund	Accounting Services Fee Rates
Capital Appreciation Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Core Equity Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Dividend and Growth Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Equity Income Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Growth Opportunities Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Healthcare Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

MidCap Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

MidCap Value Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Small Cap Core Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Small Cap Growth Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Small Company Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Value Opportunities Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Prior to November 1, 2016, the Funds paid the following rates to HFMC for accounting services fees rendered:

Fund	Accounting Services Fee Rates
Capital Appreciation Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

Core Equity Fund	0.016% on first $5 billion and;
0.013% on next $5 billion and;
0.010% over $10 billion

Dividend and Growth Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

Equity Income Fund	0.012% on first $5 billion and;
0.010% over $5 billion

Growth Opportunities Fund	0.012% on first $5 billion and;
0.010% over $5 billion

Healthcare Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

MidCap Fund	0.012% on first $5 billion and;
0.010% over $5 billion

MidCap Value Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

Small Cap Core Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

Small Cap Growth Fund	0.016% on first $5 billion and;
0.013% on next $5 billion and;
0.010% over $10 billion

Small Company Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

Value Opportunities Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

Effective February 28, 2015, HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

c)

Operating Expenses – Allocable expenses incurred by a Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and class, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2017, HFMC contractually

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April 30, 2017 (Unaudited)

limited the total operating expenses of each Fund (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 28, 2018 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.29%	NA	NA	1.04%	1.40%	1.10%	0.80%	0.75%	NA	0.75%
Core Equity Fund	0.79%	1.54%	1.54%	0.54%	1.09%	0.79%	0.49%	0.45%	0.49%	0.45%
Dividend and Growth Fund	1.25%	NA	NA	1.00%	1.35%	1.05%	0.75%	0.70%	NA	0.70%
Equity Income Fund	1.25%	2.00%*	2.00%	1.00%	1.50%	1.20%	0.90%	0.85%	0.85%	0.85%
Growth Opportunities Fund	1.36%	2.11%	2.11%	1.11%	1.45%	1.15%	0.85%	0.85%	0.85%	0.85%
Healthcare Fund	1.60%	2.35%	2.35%	1.35%	1.65%	1.35%	1.05%	NA	1.00%	0.95%
MidCap Fund	1.37%	NA	NA	0.87%	1.50%	1.20%	0.90%	0.85%	NA	0.85%
MidCap Value Fund	1.35%	2.10%	2.10%	1.10%	1.55%	1.25%	0.95%	NA	0.90%	0.85%
Small Cap Core Fund	1.30%	2.05%	2.05%	1.05%	1.50%	1.20%	0.90%	NA	0.85%	0.85%
Small Cap Growth Fund	1.40%	2.15%	2.15%	1.15%	1.60%	1.30%	1.00%	0.95%	0.95%	0.95%
Small Company Fund	1.40%	2.15%	2.15%	1.15%	1.55%	1.25%	0.95%	0.90%	0.90%	0.90%
Value Opportunities Fund	1.35%	2.10%	2.10%	1.10%	1.55%	1.25%	0.95%	NA	0.90%	0.85%

*	The reduction in amounts charged in connection with the Equity Income Fund’s Class B Distribution and Service Plan (12b-1) fees that took effect July 1, 2013, in order to comply with applicable FINRA rules, caused the effective limit on net operating expenses attributable to the Equity Income Fund’s Class B shares to be 1.25%.

Prior to November 1, 2016, HFMC contractually limited the total operating expenses of the MidCap Fund’s Class I, exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses at 1.12%.

d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2017, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.09%	2.01%	1.82%	0.81%	1.40%	1.10%	0.80%	0.71%	0.71%	0.71%
Core Equity Fund	0.76%	1.54%	1.50%	0.52%	1.09%	0.79%	0.49%	0.41%	0.40%	0.41%
Dividend and Growth Fund	1.00%	1.94%	1.74%	0.80%	1.35%	1.05%	0.74%	0.65%	0.65%	0.64%
Equity Income Fund	1.01%	1.20%	1.74%	0.77%	1.37%	1.04%	0.76%	0.64%	0.64%	0.66%
Growth Opportunities Fund	1.12%	2.05%	1.87%	0.92%	1.45%	1.15%	0.85%	0.76%	0.76%	0.75%
Healthcare Fund	1.31%	2.21%	2.05%	1.04%	1.62%	1.31%	1.02%	—	0.91%	0.91%
MidCap Fund	1.13%	2.05%	1.87%	0.91%	1.46%	1.16%	0.85%	0.75%	0.75%	0.76%
MidCap Value Fund	1.22%	2.10%	1.96%	1.10%	1.52%	1.21%	0.91%	—	0.81%	0.80%
Small Cap Core Fund	1.27%	2.05%	2.01%	0.98%	1.50%	1.20%	0.90%	—	0.85%	0.85%
Small Cap Growth Fund	1.19%	2.06%	1.90%	0.94%	1.49%	1.17%	0.87%	0.77%	0.77%	0.77%
Small Company Fund	1.40%	2.15%	2.12%	1.15%	1.55%	1.25%	0.95%	0.89%	0.90%	0.90%
Value Opportunities Fund	1.20%	2.09%	1.93%	0.93%	1.52%	1.20%	0.91%	—	0.80%	0.80%

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Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

e)	Sales Charges and Distribution and Service Plan for Class A, T, B, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2017, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$1,517,545	$15,244
Core Equity Fund	1,209,365	41,910
Dividend and Growth Fund	2,490,242	10,060
Equity Income Fund	1,697,844	16,634
Growth Opportunities Fund	1,163,101	36,055
Healthcare Fund	718,981	22,055
MidCap Fund	3,835,362	36,190
MidCap Value Fund	770,299	2,282
Small Cap Core Fund	65,595	687
Small Cap Growth Fund	39,411	833
Small Company Fund	368,793	555
Value Opportunities Fund	190,985	803

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A, T, B, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class B, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2017, Class T shares have not commenced operations. Pursuant to the Class B Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class B shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class B Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class B shares. Effective July 1, 2013, there was a reduction in the amount charged in connection with Equity Income Fund’s Class B shares’ Rule 12b-1 fee from 1.00% to 0.25% in accordance with FINRA rules, although it is possible that such fees may be increased in the future. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.

f)	Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2017, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Capital Appreciation Fund	$14,118
Core Equity Fund	4,374
Dividend and Growth Fund	13,291
Equity Income Fund	6,578

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Domestic Equity Funds

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April 30, 2017 (Unaudited)

Fund	CCO Compensation Paid by Fund
Growth Opportunities Fund	$6,859
Healthcare Fund	2,248
MidCap Fund	12,316
MidCap Value Fund	938
Small Cap Core Fund	326
Small Cap Growth Fund	1,524
Small Company Fund	781
Value Opportunities Fund	420

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for each class. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018. HASCO has also contractually agreed to reimburse all transfer agency fees for Class R6 of Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, MidCap Fund, Small Cap Growth Fund and Small Company Fund until February 28, 2018. Any transfer agency fee reimbursement is determined before considering the contractual operating expense limitation. For providing such services, HASCO is compensated on a per account basis that varies by account type, except with respect to Class Y, for which it is compensated based on average daily net assets, subject to a cap. At a special Meeting of the Board of Directors held on January 11, 2017, the Board of Directors approved the removal of the cap on the transfer agency fees for Class Y shares to be effective May 1, 2017. Effective December 1, 2014, pursuant to a sub-transfer agency agreement between HASCO and Boston Financial Data Services, Inc. (“BFDS”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to BFDS. The costs and expenses of such delegation are borne by HASCO, not by the Funds. The amount paid to HASCO can be found in the Statements of Operations. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2017, the rate of compensation paid to HASCO for transfer agency services as a percentage of each Fund’s average daily net assets is as follows:

Fund	Percent of Average Daily Net Assets
Capital Appreciation Fund	0.11%
Core Equity Fund	0.08%
Dividend and Growth Fund	0.09%
Equity Income Fund	0.08%
Growth Opportunities Fund	0.13%
Healthcare Fund	0.13%
MidCap Fund	0.13%
MidCap Value Fund	0.16%
Small Cap Core Fund	0.06%
Small Cap Growth Fund	0.07%
Small Company Fund	0.18%
Value Opportunities Fund	0.15%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

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Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

8.	Affiliate Holdings:

As of April 30, 2017, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6		Class Y	Class F
Capital Appreciation Fund	—	—	—	—	—	—	—	—	%*	—	—	%*
Core Equity Fund	—	—	—	—	—	—	—	—		—	—	%*
Dividend and Growth Fund	—	—	—	—	—	—	—	—	%*	—	—	%*
Equity Income Fund	—	—	—	—	—	—	—	—	%*	—	—	%*
Growth Opportunities Fund	—	—	—	—	—	—	—	1%		—	—	%*
Healthcare Fund	—	—	—	—	—	—	—	—		—	100%
MidCap Fund	—	—	—	—	—	—	—	—		—	—	%*
MidCap Value Fund	—	—	—	—	—	—	—	—		—	—	%*
Small Cap Core Fund	—	—	—	—	—	—	24%	—		—	—	%*
Small Cap Growth Fund	—	—	—	—	—	—	—	—	%*	—	—	%*
Small Company Fund	—	—	—	—	—	—	—	100%		—	—	%*
Value Opportunities Fund	—	—	—	—	—	—	—	—		—	100%

Percentage of Fund by Class:

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5		Class R6		Class Y	Class F
Capital Appreciation Fund	—	—	—	—	—	—	—		—	%*	—	—	%*
Core Equity Fund	—	—	—	—	—	—	—		—		—	—	%*
Dividend and Growth Fund	—	—	—	—	—	—	—		—	%*	—	—	%*
Equity Income Fund	—	—	—	—	—	—	—		—	%*	—	—	%*
Growth Opportunities Fund	—	—	—	—	—	—	—		—	%*	—	—	%*
Healthcare Fund	—	—	—	—	—	—	—		—		—	—	%*
MidCap Fund	—	—	—	—	—	—	—		—		—	—	%*
MidCap Value Fund	—	—	—	—	—	—	—		—		—	—	%*
Small Cap Core Fund	—	—	—	—	—	—	—	%*	—		—	—	%*
Small Cap Growth Fund	—	—	—	—	—	—	—		—	%*	—	—	%*
Small Company Fund	—	—	—	—	—	—	—		—	%*	—	—	%*
Value Opportunities Fund	—	—	—	—	—	—	—		—		—	—	%*

*	Percentage rounds to zero.

As of April 30, 2017, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of its shares from these affiliated funds of funds. Affiliated funds of funds owned shares in each Fund as follows:

Funds	Percentage of Fund*
Capital Appreciation Fund	8%
Core Equity Fund	10%
Dividend and Growth Fund	12%
Equity Income Fund	7%
Growth Opportunities Fund	4%
MidCap Fund	3%
MidCap Value Fund	10%
Small Cap Core Fund	58%
Small Cap Growth Fund	4%
Small Company Fund	2%

*	As of April 30, 2017, the affiliated funds of funds were invested in Class F shares.

140

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

9.	Investment Transactions:

For the six-month period ended April 30, 2017, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Capital Appreciation Fund	$5,023,804,224	$6,220,653,636
Core Equity Fund	767,178,226	485,946,994
Dividend and Growth Fund	941,151,607	1,348,706,399
Equity Income Fund	345,191,645	360,369,011
Growth Opportunities Fund	2,895,017,344	3,308,646,827
Healthcare Fund	203,636,512	396,469,336
MidCap Fund	224,495,426	1,377,652,117
MidCap Value Fund	188,164,139	126,543,069
Small Cap Core Fund	77,440,043	102,474,791
Small Cap Growth Fund	249,009,877	289,168,524
Small Company Fund	204,931,816	296,478,334
Value Opportunities Fund	56,743,898	75,466,773

Fund	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations
Capital Appreciation Fund	$—	$—
Core Equity Fund	—	—
Dividend and Growth Fund	—	—
Equity Income Fund	—	—
Growth Opportunities Fund	—	—
Healthcare Fund	—	—
MidCap Fund	—	—
MidCap Value Fund	—	—
Small Cap Core Fund	—	—
Small Cap Growth Fund	—	—
Small Company Fund	—	—
Value Opportunities Fund	—	—

Fund	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$5,023,804,224	$6,220,653,636
Core Equity Fund	767,178,226	485,946,994
Dividend and Growth Fund	941,151,607	1,348,706,399
Equity Income Fund	345,191,645	360,369,011
Growth Opportunities Fund	2,895,017,344	3,308,646,827
Healthcare Fund	203,636,512	396,469,336
MidCap Fund	224,495,426	1,377,652,117
MidCap Value Fund	188,164,139	126,543,069
Small Cap Core Fund	77,440,043	102,474,791
Small Cap Growth Fund	249,009,877	289,168,524
Small Company Fund	204,931,816	296,478,334
Value Opportunities Fund	56,743,898	75,466,773

141

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

10.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2017, and the year ended October 31, 2016:

Capital Appreciation Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	2,493,828	$92,204,943	7,324,307	$247,685,142
Shares Issued for Reinvested Dividends	507,266	18,099,260	13,199,444	445,797,555
Shares Redeemed	(17,869,207)	(657,708,928)	(30,189,883)	(1,029,610,751)
Shares converted (from) Class B into Class A	194,954	7,248,101	365,422	12,306,753

Net Increase (Decrease)	(14,673,159)	(540,156,624)	(9,300,710)	(323,821,301)

Class B
Shares Sold	2,297	$64,975	27,398	$733,469
Shares Issued for Reinvested Dividends	—	—	534,975	14,331,984
Shares Redeemed	(1,083,944)	(31,760,464)	(3,069,988)	(82,731,588)
Shares converted (from) Class B into Class A	(246,452)	(7,248,101)	(459,610)	(12,306,753)

Net Increase (Decrease)	(1,328,099)	(38,943,590)	(2,967,225)	(79,972,888)

Class C
Shares Sold	551,108	$16,389,869	2,348,340	$64,166,313
Shares Issued for Reinvested Dividends	—	—	5,681,816	154,884,688
Shares Redeemed	(8,579,281)	(255,102,527)	(14,118,913)	(390,154,287)

Net Increase (Decrease)	(8,028,173)	(238,712,658)	(6,088,757)	(171,103,286)

Class I
Shares Sold	6,288,259	$232,195,058	8,631,418	$294,006,166
Shares Issued for Reinvested Dividends	153,309	5,480,800	2,620,805	89,030,968
Shares Redeemed	(8,963,908)	(328,542,784)	(21,218,430)	(723,079,454)

Net Increase (Decrease)	(2,522,340)	(90,866,926)	(9,966,207)	(340,042,320)

Class R3
Shares Sold	100,384	$4,031,722	343,684	$12,699,914
Shares Issued for Reinvested Dividends	903	35,017	253,743	9,266,695
Shares Redeemed	(486,412)	(19,525,588)	(849,489)	(31,304,433)

Net Increase (Decrease)	(385,125)	(15,458,849)	(252,062)	(9,337,824)

Class R4
Shares Sold	106,297	$4,396,808	771,140	$28,753,036
Shares Issued for Reinvested Dividends	3,902	155,319	339,012	12,730,756
Shares Redeemed	(546,077)	(22,474,266)	(2,759,831)	(106,277,909)

Net Increase (Decrease)	(435,878)	(17,922,139)	(1,649,679)	(64,794,117)

Class R5
Shares Sold	43,867	$1,837,751	117,711	$4,486,512
Shares Issued for Reinvested Dividends	7,344	296,900	107,579	4,125,853
Shares Redeemed	(91,454)	(3,840,112)	(303,533)	(11,582,474)

Net Increase (Decrease)	(40,243)	(1,705,461)	(78,243)	(2,970,109)

142

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Capital Appreciation Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	81,020	$3,468,016	1,539,558	$57,130,674
Shares Issued for Reinvested Dividends	10,361	420,762	21	813
Shares Redeemed	(106,283)	(4,455,045)	(80,773)	(3,144,776)

Net Increase (Decrease)	(14,902)	(566,267)	1,458,806	53,986,711

Class Y
Shares Sold	234,198	$9,789,803	1,292,665	$49,286,867
Shares Issued for Reinvested Dividends	163,227	6,628,619	2,246,149	86,612,131
Shares Redeemed	(20,142,121)	(870,620,802)	(8,788,750)	(356,312,023)

Net Increase (Decrease)	(19,744,696)	(854,202,380)	(5,249,936)	(220,413,025)

Class F(1)
Shares Sold	16,674,698	$637,972,614	—	$—
Shares Redeemed	(176,088)	(6,824,567)	—	—

Net Increase (Decrease)	16,498,610	631,148,047	—	—

Total Net Increase (Decrease)	(30,674,005)	$(1,167,386,847)	(34,094,013)	$(1,158,468,159)

(1)	Inception date of class was February 28, 2017.

Core Equity Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	4,598,402	$115,307,886	28,515,362	$661,729,217
Shares Issued for Reinvested Dividends	349,386	8,648,797	247,664	5,759,471
Shares Redeemed	(9,579,126)	(240,196,326)	(10,407,376)	(247,989,272)
Shares converted (from) Class B into Class A	7,742	196,269	23,107	540,817

Net Increase (Decrease)	(4,623,596)	(116,043,374)	18,378,757	420,040,233

Class B
Shares Sold	1,681	$38,519	11,253	$245,755
Shares Issued for Reinvested Dividends	246	5,618	1,391	29,911
Shares Redeemed	(16,955)	(396,598)	(25,096)	(547,802)
Shares converted (from) Class B into Class A	(8,399)	(196,269)	(24,975)	(540,817)

Net Increase (Decrease)	(23,427)	(548,730)	(37,427)	(812,953)

Class C
Shares Sold	2,148,034	$49,579,379	10,781,544	$234,010,636
Shares Issued for Reinvested Dividends	111,839	2,548,876	74,466	1,596,545
Shares Redeemed	(1,834,221)	(42,570,546)	(1,312,986)	(28,859,187)

Net Increase (Decrease)	425,652	9,557,709	9,543,024	206,747,994

143

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Core Equity Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class I
Shares Sold	16,085,472	$405,293,867	32,481,968	$760,739,092
Shares Issued for Reinvested Dividends	466,285	11,551,575	124,899	2,917,766
Shares Redeemed	(7,974,291)	(200,690,446)	(6,949,101)	(165,217,453)

Net Increase (Decrease)	8,577,466	216,154,996	25,657,766	598,439,405

Class R3
Shares Sold	453,064	$11,445,072	1,489,029	$35,644,815
Shares Issued for Reinvested Dividends	17,368	435,797	5,752	136,015
Shares Redeemed	(184,264)	(4,714,942)	(213,679)	(5,141,515)

Net Increase (Decrease)	286,168	7,165,927	1,281,102	30,639,315

Class R4
Shares Sold	1,639,486	$42,541,050	5,684,360	$137,158,572
Shares Issued for Reinvested Dividends	72,386	1,842,045	18,321	438,819
Shares Redeemed	(1,207,746)	(31,412,118)	(705,577)	(17,379,034)

Net Increase (Decrease)	504,126	12,970,977	4,997,104	120,218,357

Class R5
Shares Sold	2,265,792	$58,222,855	4,626,287	$111,019,044
Shares Issued for Reinvested Dividends	76,727	1,914,623	25,242	593,664
Shares Redeemed	(1,424,474)	(36,318,252)	(707,822)	(16,857,806)

Net Increase (Decrease)	918,045	23,819,226	3,943,707	94,754,902

Class R6
Shares Sold	1,255,632	$31,794,707	1,454,286	$35,422,164
Shares Issued for Reinvested Dividends	19,786	495,139	985	23,260
Shares Redeemed	(267,853)	(6,822,431)	(154,511)	(3,759,772)

Net Increase (Decrease)	1,007,565	25,467,415	1,300,760	31,685,652

Class Y
Shares Sold	5,764,997	$149,966,096	13,248,042	$314,850,512
Shares Issued for Reinvested Dividends	183,198	4,587,881	56,439	1,349,052
Shares Redeemed	(12,653,444)	(330,967,918)	(2,436,476)	(58,410,104)

Net Increase (Decrease)	(6,705,249)	(176,413,941)	10,868,005	257,789,460

Class F(1)
Shares Sold	11,096,514	$287,953,313	—	$—
Shares Redeemed	(82,790)	(2,157,605)	—	—

Net Increase (Decrease)	11,013,724	285,795,708	—	—

Total Net Increase (Decrease)	11,380,474	$287,925,913	75,932,798	$1,759,502,365

(1)	Inception date of class was February 28, 2017.

144

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Dividend and Growth Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	5,818,028	$145,648,326	11,827,823	$270,126,567
Shares Issued for Reinvested Dividends	5,729,242	142,332,133	15,721,312	349,869,481
Shares Redeemed	(19,463,303)	(486,073,752)	(27,735,505)	(641,471,001)
Shares converted (from) Class B into Class A	104,299	2,622,128	219,034	4,982,276

Net Increase (Decrease)	(7,811,734)	(195,471,165)	32,664	(16,492,677)

Class B
Shares Sold	6,325	$152,582	14,253	$316,475
Shares Issued for Reinvested Dividends	26,339	640,073	166,942	3,626,315
Shares Redeemed	(450,739)	(11,066,543)	(931,562)	(20,997,081)
Shares converted (from) Class B into Class A	(106,356)	(2,622,128)	(223,401)	(4,982,276)

Net Increase (Decrease)	(524,431)	(12,896,016)	(973,768)	(22,036,567)

Class C
Shares Sold	986,256	$23,974,034	1,975,730	$43,860,179
Shares Issued for Reinvested Dividends	680,486	16,373,259	1,874,808	40,406,189
Shares Redeemed	(2,332,015)	(56,445,250)	(3,835,749)	(85,478,285)

Net Increase (Decrease)	(665,273)	(16,097,957)	14,789	(1,211,917)

Class I
Shares Sold	14,513,160	$361,894,524	17,222,827	$396,781,233
Shares Issued for Reinvested Dividends	3,097,034	76,621,948	7,426,774	164,722,133
Shares Redeemed	(11,065,625)	(274,869,211)	(17,459,490)	(401,433,607)

Net Increase (Decrease)	6,544,569	163,647,261	7,190,111	160,069,759

Class R3
Shares Sold	241,822	$6,106,288	519,679	$11,982,775
Shares Issued for Reinvested Dividends	116,685	2,929,867	326,230	7,328,236
Shares Redeemed	(574,693)	(14,483,128)	(899,240)	(21,027,354)

Net Increase (Decrease)	(216,186)	(5,446,973)	(53,331)	(1,716,343)

Class R4
Shares Sold	631,131	$15,996,637	1,292,238	$30,027,274
Shares Issued for Reinvested Dividends	164,754	4,164,396	445,962	10,088,298
Shares Redeemed	(871,490)	(22,208,695)	(1,943,069)	(45,862,775)

Net Increase (Decrease)	(75,605)	(2,047,662)	(204,869)	(5,747,203)

Class R5
Shares Sold	926,221	$23,610,720	2,473,418	$56,672,703
Shares Issued for Reinvested Dividends	62,350	1,582,725	643,549	14,588,667
Shares Redeemed	(583,368)	(14,832,206)	(7,766,635)	(178,504,161)

Net Increase (Decrease)	405,203	10,361,239	(4,649,668)	(107,242,791)

Class R6
Shares Sold	58,883	$1,520,830	129,875	$3,014,720
Shares Issued for Reinvested Dividends	5,248	133,314	1,015	23,989
Shares Redeemed	(15,467)	(395,096)	(7,608)	(181,390)

Net Increase (Decrease)	48,664	1,259,048	123,282	2,857,319

145

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Dividend and Growth Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	3,629,823	$93,031,248	14,279,840	$341,152,177
Shares Issued for Reinvested Dividends	2,383,666	60,516,169	6,056,885	137,719,117
Shares Redeemed	(45,687,340)	(1,178,322,595)	(11,421,763)	(267,459,707)

Net Increase (Decrease)	(39,673,851)	(1,024,775,178)	8,914,962	211,411,587

Class F(1)
Shares Sold	38,688,351	$975,329,220	—	$—
Shares Issued for Reinvested Dividends	2	42	—	—
Shares Redeemed	(119,111)	(3,012,026)	—	—

Net Increase (Decrease)	38,569,242	972,317,236	—	—

Total Net Increase (Decrease)	(3,399,402)	$(109,150,167)	10,394,172	$219,891,167

(1)	Inception date of class was February 28, 2017.

Equity Income Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	5,470,430	$103,143,504	11,370,885	$198,695,633
Shares Issued for Reinvested Dividends	3,672,986	68,624,570	9,509,717	159,991,475
Shares Redeemed	(14,687,224)	(276,383,634)	(21,628,077)	(382,379,118)
Shares converted (from) Class B into Class A	12,699	239,549	32,862	562,740

Net Increase (Decrease)	(5,531,109)	(104,376,011)	(714,613)	(23,129,270)

Class B
Shares Sold	5,104	$95,883	24,955	$433,487
Shares Issued for Reinvested Dividends	13,266	247,756	66,756	1,120,750
Shares Redeemed	(222,080)	(4,191,816)	(417,297)	(7,362,995)
Shares converted (from) Class B into Class A	(12,684)	(239,549)	(32,832)	(562,740)

Net Increase (Decrease)	(216,394)	(4,087,726)	(358,418)	(6,371,498)

Class C
Shares Sold	1,950,549	$36,585,629	3,905,292	$67,671,902
Shares Issued for Reinvested Dividends	854,877	15,866,206	2,133,619	35,565,816
Shares Redeemed	(3,938,981)	(73,939,929)	(5,486,671)	(95,717,720)

Net Increase (Decrease)	(1,133,555)	(21,488,094)	552,240	7,519,998

Class I
Shares Sold	20,338,695	$380,685,104	23,418,906	$412,398,070
Shares Issued for Reinvested Dividends	2,326,907	43,315,614	4,384,964	73,583,551
Shares Redeemed	(10,408,248)	(194,873,743)	(18,641,771)	(322,149,685)

Net Increase (Decrease)	12,257,354	229,126,975	9,162,099	163,831,936

146

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Equity Income Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	312,693	$5,890,738	636,332	$11,187,488
Shares Issued for Reinvested Dividends	117,326	2,192,395	274,858	4,621,450
Shares Redeemed	(579,333)	(10,934,036)	(862,776)	(15,151,582)

Net Increase (Decrease)	(149,314)	(2,850,903)	48,414	657,356

Class R4
Shares Sold	631,333	$11,886,319	1,164,091	$20,491,643
Shares Issued for Reinvested Dividends	140,715	2,636,215	333,156	5,617,861
Shares Redeemed	(807,259)	(15,381,908)	(1,212,032)	(21,456,423)

Net Increase (Decrease)	(35,211)	(859,374)	285,215	4,653,081

Class R5
Shares Sold	1,034,835	$19,422,263	980,118	$17,179,762
Shares Issued for Reinvested Dividends	139,759	2,631,963	359,302	6,086,582
Shares Redeemed	(918,474)	(17,454,821)	(1,811,543)	(32,027,998)

Net Increase (Decrease)	256,120	4,599,405	(472,123)	(8,761,654)

Class R6
Shares Sold	397,701	$7,564,767	62,177	$1,107,692
Shares Issued for Reinvested Dividends	37,018	699,207	77,955	1,325,851
Shares Redeemed	(96,992)	(1,841,154)	(75,298)	(1,366,352)

Net Increase (Decrease)	337,727	6,422,820	64,834	1,067,191

Class Y
Shares Sold	2,717,740	$52,069,051	12,059,147	$207,508,098
Shares Issued for Reinvested Dividends	868,049	16,381,149	1,512,164	25,802,438
Shares Redeemed	(18,254,296)	(351,814,235)	(5,345,547)	(94,320,343)

Net Increase (Decrease)	(14,668,507)	(283,364,035)	8,225,764	138,990,193

Class F(1)
Shares Sold	15,596,420	$297,108,366	—	$—
Shares Issued for Reinvested Dividends	3	55	—	—
Shares Redeemed	(39,334)	(748,822)	—	—

Net Increase (Decrease)	15,557,089	296,359,599	—	—

Total Net Increase (Decrease)	6,674,200	$119,482,656	16,793,412	$278,457,333

(1)	Inception date of class was February 28, 2017.

147

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Growth Opportunities Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	2,049,477	$77,971,076	7,357,144	$270,866,300
Shares Issued for Reinvested Dividends	1,678,214	60,969,498	4,073,036	149,928,457
Shares Redeemed	(6,769,649)	(256,388,014)	(10,654,646)	(392,192,252)
Shares converted (from) Class B into Class A	26,329	1,004,519	72,594	2,637,481

Net Increase (Decrease)	(3,015,629)	(116,442,921)	848,128	31,239,986

Class B
Shares Sold	2,206	$56,294	17,119	$433,669
Shares Issued for Reinvested Dividends	7,858	191,007	60,096	1,521,632
Shares Redeemed	(80,166)	(2,040,968)	(330,807)	(8,409,913)
Shares converted (from) Class B into Class A	(39,326)	(1,004,519)	(105,622)	(2,637,481)

Net Increase (Decrease)	(109,428)	(2,798,186)	(359,214)	(9,092,093)

Class C
Shares Sold	1,088,280	$28,004,956	4,946,279	$128,086,649
Shares Issued for Reinvested Dividends	707,455	17,438,762	1,506,379	38,578,363
Shares Redeemed	(3,374,820)	(87,057,849)	(3,985,761)	(102,262,704)

Net Increase (Decrease)	(1,579,085)	(41,614,131)	2,466,897	64,402,308

Class I
Shares Sold	9,711,968	$383,313,945	19,732,943	$752,758,204
Shares Issued for Reinvested Dividends	1,326,210	49,984,840	4,479,451	170,818,254
Shares Redeemed	(14,068,296)	(555,215,781)	(37,897,925)	(1,412,422,706)

Net Increase (Decrease)	(3,030,118)	(121,916,996)	(13,685,531)	(488,846,248)

Class R3
Shares Sold	197,982	$7,623,969	402,839	$14,741,027
Shares Issued for Reinvested Dividends	42,995	1,574,477	92,026	3,425,213
Shares Redeemed	(260,573)	(9,982,788)	(320,922)	(11,881,561)

Net Increase (Decrease)	(19,596)	(784,342)	173,943	6,284,679

Class R4
Shares Sold	220,911	$8,798,513	698,644	$26,711,871
Shares Issued for Reinvested Dividends	59,832	2,283,784	119,352	4,608,198
Shares Redeemed	(390,207)	(15,378,765)	(419,247)	(16,171,719)

Net Increase (Decrease)	(109,464)	(4,296,468)	398,749	15,148,350

Class R5
Shares Sold	120,050	$4,933,258	592,286	$22,580,594
Shares Issued for Reinvested Dividends	7,360	290,570	244,389	9,743,509
Shares Redeemed	(217,922)	(8,800,945)	(3,306,959)	(128,685,435)

Net Increase (Decrease)	(90,512)	(3,577,117)	(2,470,284)	(96,361,332)

Class R6
Shares Sold	32,029	$1,355,811	26,285	$1,098,560
Shares Issued for Reinvested Dividends	1,106	44,153	1,420	57,208
Shares Redeemed	(6,205)	(260,249)	(5,092)	(202,378)

Net Increase (Decrease)	26,930	1,139,715	22,613	953,390

148

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Growth Opportunities Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	970,674	$40,872,891	5,415,420	$219,325,203
Shares Issued for Reinvested Dividends	199,509	7,966,405	393,230	15,865,607
Shares Redeemed	(4,735,752)	(203,664,385)	(4,482,778)	(165,961,074)

Net Increase (Decrease)	(3,565,569)	(154,825,089)	1,325,872	69,229,736

Class F(1)
Shares Sold	3,641,183	$148,450,844	—	$—
Shares Redeemed	(35,888)	(1,477,859)	—	—

Net Increase (Decrease)	3,605,295	146,972,985	—	—

Total Net Increase (Decrease)	(7,887,176)	$(298,142,550)	(11,278,827)	$(407,041,224)

(1)	Inception date of class was February 28, 2017.

Healthcare Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,806,314	$56,789,298	6,281,243	$209,895,248
Shares Issued for Reinvested Dividends	2,347,486	68,382,266	3,434,927	119,540,110
Shares Redeemed	(5,462,843)	(170,229,579)	(8,924,397)	(293,106,568)
Shares converted (from) Class B into Class A	17,831	564,878	29,586	967,283

Net Increase (Decrease)	(1,291,212)	(44,493,137)	821,359	37,296,073

Class B
Shares Sold	754	$18,554	7,616	$214,742
Shares Issued for Reinvested Dividends	8,049	194,533	26,330	772,283
Shares Redeemed	(36,153)	(944,811)	(107,514)	(3,003,955)
Shares converted (from) Class B into Class A	(21,476)	(564,878)	(34,752)	(967,283)

Net Increase (Decrease)	(48,826)	(1,296,602)	(108,320)	(2,984,213)

Class C
Shares Sold	611,287	$16,066,330	1,828,436	$52,737,744
Shares Issued for Reinvested Dividends	1,069,525	25,989,463	1,440,836	42,778,689
Shares Redeemed	(2,114,742)	(55,546,824)	(2,837,305)	(79,647,054)

Net Increase (Decrease)	(433,930)	(13,491,031)	431,967	15,869,379

Class I
Shares Sold	2,223,646	$72,730,693	4,161,816	$142,954,558
Shares Issued for Reinvested Dividends	575,267	17,470,853	920,168	33,239,324
Shares Redeemed	(2,525,712)	(82,063,204)	(4,643,081)	(156,002,724)

Net Increase (Decrease)	273,201	8,138,342	438,903	20,191,158

149

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Healthcare Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	176,771	$5,772,084	484,968	$16,688,607
Shares Issued for Reinvested Dividends	131,335	3,947,936	213,051	7,622,444
Shares Redeemed	(361,954)	(11,792,936)	(807,673)	(27,133,820)

Net Increase (Decrease)	(53,848)	(2,072,916)	(109,654)	(2,822,769)

Class R4
Shares Sold	177,499	$6,075,836	378,050	$13,354,643
Shares Issued for Reinvested Dividends	101,102	3,168,538	166,989	6,202,127
Shares Redeemed	(404,340)	(13,562,299)	(638,524)	(22,323,070)

Net Increase (Decrease)	(125,739)	(4,317,925)	(93,485)	(2,766,300)

Class R5
Shares Sold	28,968	$1,017,803	106,023	$3,932,106
Shares Issued for Reinvested Dividends	9,563	311,079	17,672	678,660
Shares Redeemed	(46,241)	(1,591,287)	(93,792)	(3,388,808)

Net Increase (Decrease)	(7,710)	(262,405)	29,903	1,221,958

Class Y
Shares Sold	135,738	$4,768,663	1,552,667	$53,535,145
Shares Issued for Reinvested Dividends	132,970	4,369,410	36,243	1,403,996
Shares Redeemed	(218,890)	(7,436,024)	(316,374)	(11,275,709)

Net Increase (Decrease)	49,818	1,702,049	1,272,536	43,663,432

Class F(1)
Shares Sold	294	$10,000	—	$—

Net Increase (Decrease)	294	10,000	—	—

Total Net Increase (Decrease)	(1,637,952)	$(56,083,625)	2,683,209	$109,668,718

(1)	Inception date of class was February 28, 2017.

MidCap Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	8,433,464	$221,713,373	15,555,128	$370,651,164
Shares Issued for Reinvested Dividends	2,511,944	64,205,290	6,427,454	149,631,121
Shares Redeemed	(11,198,370)	(293,550,809)	(15,258,356)	(366,056,899)
Shares converted (from) Class B into Class A	60,888	1,616,069	62,049	1,454,286

Net Increase (Decrease)	(192,074)	(6,016,077)	6,786,275	155,679,672

Class B
Shares Sold	9,849	$188,692	26,574	$467,152
Shares Issued for Reinvested Dividends	38,251	708,784	132,790	2,286,638
Shares Redeemed	(483,591)	(9,234,656)	(354,640)	(6,252,035)
Shares converted (from) Class B into Class A	(84,085)	(1,616,069)	(83,930)	(1,454,286)

Net Increase (Decrease)	(519,576)	(9,953,249)	(279,206)	(4,952,531)

150

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

MidCap Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class C
Shares Sold	4,419,997	$87,542,278	6,173,274	$112,518,484
Shares Issued for Reinvested Dividends	1,276,316	24,518,038	3,179,938	56,602,900
Shares Redeemed	(5,011,388)	(98,902,042)	(6,388,859)	(116,189,978)

Net Increase (Decrease)	684,925	13,158,274	2,964,353	52,931,406

Class I
Shares Sold	39,391,027	$1,046,358,059	58,129,474	$1,418,593,240
Shares Issued for Reinvested Dividends	2,379,669	62,204,544	2,076,246	49,331,615
Shares Redeemed	(9,789,475)	(262,279,958)	(16,647,955)	(408,405,655)

Net Increase (Decrease)	31,981,221	846,282,645	43,557,765	1,059,519,200

Class R3
Shares Sold	433,694	$12,674,878	659,106	$17,508,553
Shares Issued for Reinvested Dividends	71,833	2,040,045	188,534	4,877,369
Shares Redeemed	(480,880)	(13,966,459)	(814,344)	(21,672,742)

Net Increase (Decrease)	24,647	748,464	33,296	713,180

Class R4
Shares Sold	1,578,380	$47,755,843	3,006,475	$82,666,863
Shares Issued for Reinvested Dividends	143,218	4,193,429	301,787	8,021,498
Shares Redeemed	(1,298,972)	(39,450,852)	(1,877,827)	(51,812,626)

Net Increase (Decrease)	422,626	12,498,420	1,430,435	38,875,735

Class R5
Shares Sold	1,708,559	$52,773,492	2,539,012	$70,735,603
Shares Issued for Reinvested Dividends	182,387	5,451,117	387,079	10,462,742
Shares Redeemed	(1,018,785)	(31,290,269)	(1,496,523)	(41,483,046)

Net Increase (Decrease)	872,161	26,934,340	1,429,568	39,715,299

Class R6
Shares Sold	1,311,428	$41,207,832	958,173	$27,674,388
Shares Issued for Reinvested Dividends	25,348	763,492	16,800	457,136
Shares Redeemed	(87,401)	(2,708,320)	(88,833)	(2,506,590)

Net Increase (Decrease)	1,249,375	39,263,004	886,140	25,624,934

Class Y
Shares Sold	10,494,118	$326,072,082	20,168,263	$550,050,270
Shares Issued for Reinvested Dividends	1,233,268	37,146,030	2,668,794	72,591,201
Shares Redeemed	(12,207,746)	(377,930,084)	(9,728,296)	(273,913,281)

Net Increase (Decrease)	(480,360)	(14,711,972)	13,108,761	348,728,190

Class F(1)
Shares Sold	7,994,092	$215,603,555	—	$—
Shares Redeemed	(68,812)	(1,889,490)	—	—

Net Increase (Decrease)	7,925,280	213,714,065	—	—

Total Net Increase (Decrease)	41,968,225	$1,121,917,914	69,917,387	$1,716,835,085

(1)	Inception date of class was February 28, 2017.

151

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

MidCap Value Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	2,663,036	$39,231,239	5,032,229	$68,859,630
Shares Issued for Reinvested Dividends	1,230,848	17,736,291	1,281,207	17,390,710
Shares Redeemed	(2,581,680)	(37,901,243)	(3,961,991)	(54,844,846)
Shares converted (from) Class B into Class A	10,577	155,271	21,277	287,705

Net Increase (Decrease)	1,322,781	19,221,558	2,372,722	31,693,199

Class B
Shares Sold	2,430	$29,900	10,348	$124,140
Shares Issued for Reinvested Dividends	4,279	51,900	9,900	115,336
Shares Redeemed	(24,982)	(309,671)	(49,867)	(578,174)
Shares converted (from) Class B into Class A	(12,564)	(155,271)	(24,791)	(287,705)

Net Increase (Decrease)	(30,837)	(383,142)	(54,410)	(626,403)

Class C
Shares Sold	308,798	$3,813,148	415,198	$4,858,584
Shares Issued for Reinvested Dividends	239,720	2,898,214	276,461	3,206,945
Shares Redeemed	(452,540)	(5,619,732)	(810,623)	(9,514,569)

Net Increase (Decrease)	95,978	1,091,630	(118,964)	(1,449,040)

Class I
Shares Sold	6,281,898	$92,925,071	5,377,853	$76,102,795
Shares Issued for Reinvested Dividends	537,204	7,802,361	164,226	2,248,438
Shares Redeemed	(1,212,040)	(17,867,470)	(1,612,305)	(21,628,845)

Net Increase (Decrease)	5,607,062	82,859,962	3,929,774	56,722,388

Class R3
Shares Sold	103,651	$1,599,389	276,345	$3,795,520
Shares Issued for Reinvested Dividends	46,905	711,084	47,551	677,606
Shares Redeemed	(134,751)	(2,071,593)	(192,291)	(2,742,231)

Net Increase (Decrease)	15,805	238,880	131,605	1,730,895

Class R4
Shares Sold	63,148	$989,522	383,094	$5,890,463
Shares Issued for Reinvested Dividends	50,007	769,092	61,300	884,311
Shares Redeemed	(283,899)	(4,422,356)	(272,150)	(3,910,822)

Net Increase (Decrease)	(170,744)	(2,663,742)	172,244	2,863,952

Class R5
Shares Sold	169,020	$2,658,966	401,029	$5,990,953
Shares Issued for Reinvested Dividends	30,139	469,074	24,999	364,802
Shares Redeemed	(96,009)	(1,522,920)	(240,467)	(3,486,688)

Net Increase (Decrease)	103,150	1,605,120	185,561	2,869,067

Class Y
Shares Sold	449,986	$7,122,298	1,137,558	$16,289,236
Shares Issued for Reinvested Dividends	344,028	5,370,790	742,878	10,866,975
Shares Redeemed	(4,631,271)	(73,553,933)	(6,378,833)	(93,359,924)

Net Increase (Decrease)	(3,837,257)	(61,060,845)	(4,498,397)	(66,203,713)

152

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

MidCap Value Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class F(1)
Shares Sold	4,003,921	$59,015,407	—	$—
Shares Redeemed	(3,550)	(52,405)	—	—

Net Increase (Decrease)	4,000,371	58,963,002	—	—

Total Net Increase (Decrease)	7,106,309	$99,872,423	2,120,135	$27,600,345

(1)	Inception date of class was February 28, 2017.

Small Cap Core Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	433,028	$5,706,461	550,030	$6,238,624
Shares Issued for Reinvested Dividends	31,473	413,874	267,018	2,973,909
Shares Redeemed	(475,231)	(6,214,668)	(992,026)	(11,359,315)
Shares converted (from) Class B into Class A	14,298	188,617	27,315	307,269

Net Increase (Decrease)	3,568	94,284	(147,663)	(1,839,513)

Class B
Shares Sold	1,728	$21,326	1,198	$13,124
Shares Issued for Reinvested Dividends	—	—	9,645	100,111
Shares Redeemed	(31,379)	(382,577)	(61,792)	(660,274)
Shares converted (from) Class B into Class A	(15,354)	(188,617)	(29,320)	(307,269)

Net Increase (Decrease)	(45,005)	(549,868)	(80,269)	(854,308)

Class C
Shares Sold	137,651	$1,666,175	96,805	$1,003,040
Shares Issued for Reinvested Dividends	1,705	20,614	75,093	768,199
Shares Redeemed	(141,773)	(1,709,175)	(316,903)	(3,293,999)

Net Increase (Decrease)	(2,417)	(22,386)	(145,005)	(1,522,760)

Class I
Shares Sold	141,767	$1,855,047	101,115	$1,200,325
Shares Issued for Reinvested Dividends	2,520	33,089	11,604	129,624
Shares Redeemed	(58,501)	(753,293)	(86,090)	(963,941)

Net Increase (Decrease)	85,786	1,134,843	26,629	366,008

Class R3
Shares Sold	35,136	$474,081	23,514	$256,934
Shares Issued for Reinvested Dividends	332	4,489	3,778	43,183
Shares Redeemed	(44,605)	(607,781)	(31,000)	(369,576)

Net Increase (Decrease)	(9,137)	(129,211)	(3,708)	(69,459)

153

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Small Cap Core Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	4,766	$64,679	13,580	$152,568
Shares Issued for Reinvested Dividends	31	424	1,552	17,826
Shares Redeemed	(17,919)	(244,745)	(40,594)	(455,990)

Net Increase (Decrease)	(13,122)	(179,642)	(25,462)	(285,596)

Class R5
Shares Issued for Reinvested Dividends	40	538	1,087	12,566
Shares Redeemed	(722)	(9,853)	(14,420)	(165,254)

Net Increase (Decrease)	(682)	(9,315)	(13,333)	(152,688)

Class Y
Shares Sold	15,331	$209,738	10,902,807	$125,956,942
Shares Issued for Reinvested Dividends	90,273	1,227,713	60,169	710,300
Shares Redeemed	(9,191,668)	(124,560,208)	(1,893,466)	(22,793,798)

Net Increase (Decrease)	(9,086,064)	(123,122,757)	9,069,510	103,873,444

Class F(1)
Shares Sold	7,724,976	$100,964,942	—	$—
Shares Redeemed	(163,971)	(2,175,784)	—	—

Net Increase (Decrease)	7,561,005	98,789,158	—	—

Total Net Increase (Decrease)	(1,506,068)	$(23,994,894)	8,680,699	$99,515,128

(1) Inception date of class was February 28, 2017.

Small Cap Growth Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	63,813	$3,192,483	175,287	$7,764,790
Shares Issued for Reinvested Dividends	26,841	1,327,268	446,050	19,403,159
Shares Redeemed	(417,242)	(20,782,119)	(1,216,680)	(51,367,031)
Shares converted (from) Class B into Class A	4,965	250,733	8,996	382,075

Net Increase (Decrease)	(321,623)	(16,011,635)	(586,347)	(23,817,007)

Class B
Shares Sold	—	$—	20	$673
Shares Issued for Reinvested Dividends	122	4,725	4,012	138,286
Shares Redeemed	(4,813)	(189,755)	(13,491)	(458,601)
Shares converted (from) Class B into Class A	(6,338)	(250,733)	(11,368)	(382,075)

Net Increase (Decrease)	(11,029)	(435,763)	(20,827)	(701,717)

154

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Small Cap Growth Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class C
Shares Sold	20,313	$803,396	30,975	$1,053,636
Shares Issued for Reinvested Dividends	7,807	300,558	135,865	4,642,494
Shares Redeemed	(160,299)	(6,162,282)	(349,180)	(11,966,240)

Net Increase (Decrease)	(132,179)	(5,058,328)	(182,340)	(6,270,110)

Class I
Shares Sold	745,568	$38,529,398	1,504,156	$67,359,589
Shares Issued for Reinvested Dividends	16,890	858,892	333,611	14,882,404
Shares Redeemed	(559,653)	(28,493,182)	(3,043,594)	(133,228,190)

Net Increase (Decrease)	202,805	10,895,108	(1,205,827)	(50,986,197)

Class R3
Shares Sold	32,486	$1,615,518	78,713	$3,382,945
Shares Issued for Reinvested Dividends	1,358	66,948	24,023	1,044,263
Shares Redeemed	(52,685)	(2,620,704)	(150,025)	(6,618,060)

Net Increase (Decrease)	(18,841)	(938,238)	(47,289)	(2,190,852)

Class R4
Shares Sold	173,647	$8,919,116	359,856	$16,159,472
Shares Issued for Reinvested Dividends	6,795	346,216	102,431	4,587,890
Shares Redeemed	(235,242)	(12,061,508)	(502,779)	(22,607,555)

Net Increase (Decrease)	(54,800)	(2,796,176)	(40,492)	(1,860,193)

Class R5
Shares Sold	289,064	$15,520,302	472,492	$21,498,860
Shares Issued for Reinvested Dividends	11,271	594,913	172,986	8,000,609
Shares Redeemed	(336,470)	(17,829,145)	(748,942)	(34,942,100)

Net Increase (Decrease)	(36,135)	(1,713,930)	(103,464)	(5,442,631)

Class R6
Shares Sold	36,544	$2,012,685	101,337	$4,504,644
Shares Issued for Reinvested Dividends	490	26,101	22	1,036
Shares Redeemed	(12,844)	(695,662)	(16,674)	(780,149)

Net Increase (Decrease)	24,190	1,343,124	84,685	3,725,531

Class Y
Shares Sold	597,814	$32,102,842	1,411,283	$65,897,767
Shares Issued for Reinvested Dividends	33,845	1,804,980	495,729	23,135,682
Shares Redeemed	(1,605,633)	(86,886,857)	(1,923,627)	(89,252,794)

Net Increase (Decrease)	(973,974)	(52,979,035)	(16,615)	(219,345)

Class F(1)
Shares Sold	795,777	$41,333,384	—	$—
Shares Redeemed	(5,893)	(318,082)	—	—

Net Increase (Decrease)	789,884	41,015,302	—	—

Total Net Increase (Decrease)	(531,702)	$(26,679,571)	(2,118,516)	$(87,762,521)

(1)	Inception date of class was February 28, 2017.

155

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Small Company Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,214,802	$21,189,052	3,213,407	$50,626,998
Shares Issued for Reinvested Dividends	—	—	2,616,747	42,260,470
Shares Redeemed	(4,921,058)	(84,907,215)	(6,095,959)	(97,416,270)
Shares converted (from) Class B into Class A	12,108	212,134	28,971	456,183

Net Increase (Decrease)	(3,694,148)	(63,506,029)	(236,834)	(4,072,619)

Class B
Shares Sold	408	$5,238	6,823	$79,319
Shares Issued for Reinvested Dividends	—	—	33,958	407,499
Shares Redeemed	(36,549)	(470,224)	(95,455)	(1,115,727)
Shares converted (from) Class B into Class A	(16,438)	(212,134)	(38,966)	(456,183)

Net Increase (Decrease)	(52,579)	(677,120)	(93,640)	(1,085,092)

Class C
Shares Sold	98,019	$1,258,275	194,329	$2,328,208
Shares Issued for Reinvested Dividends	—	—	472,301	5,658,168
Shares Redeemed	(321,722)	(4,107,244)	(815,989)	(9,741,662)

Net Increase (Decrease)	(223,703)	(2,848,969)	(149,359)	(1,755,286)

Class I
Shares Sold	2,318,504	$42,146,740	2,023,112	$33,954,869
Shares Issued for Reinvested Dividends	—	—	517,744	8,708,431
Shares Redeemed	(1,051,164)	(18,945,342)	(3,462,909)	(56,677,439)

Net Increase (Decrease)	1,267,340	23,201,398	(922,053)	(14,014,139)

Class R3
Shares Sold	90,628	$1,709,908	296,140	$5,038,547
Shares Issued for Reinvested Dividends	—	—	242,555	4,249,559
Shares Redeemed	(287,652)	(5,374,727)	(525,685)	(9,098,332)

Net Increase (Decrease)	(197,024)	(3,664,819)	13,010	189,774

Class R4
Shares Sold	114,963	$2,284,655	370,273	$6,726,992
Shares Issued for Reinvested Dividends	—	—	268,598	4,923,405
Shares Redeemed	(368,515)	(7,267,171)	(1,023,313)	(18,196,089)

Net Increase (Decrease)	(253,552)	(4,982,516)	(384,442)	(6,545,692)

Class R5
Shares Sold	43,978	$925,459	294,757	$5,482,622
Shares Issued for Reinvested Dividends	—	—	176,074	3,359,491
Shares Redeemed	(80,895)	(1,695,257)	(1,531,097)	(27,300,052)

Net Increase (Decrease)	(36,917)	(769,798)	(1,060,266)	(18,457,939)

Class R6
Shares Sold	—	$—	606,951	$10,996,464
Shares Issued for Reinvested Dividends	—	—	55	1,073
Shares Redeemed	—	—	(606,950)	(11,143,097)

Net Increase (Decrease)	—	—	56	(145,560)

156

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Small Company Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	150,546	$3,161,112	593,130	$11,047,655
Shares Issued for Reinvested Dividends	—	—	1,590,330	30,836,502
Shares Redeemed	(2,753,916)	(57,477,802)	(9,310,217)	(181,231,860)

Net Increase (Decrease)	(2,603,370)	(54,316,690)	(7,126,757)	(139,347,703)

Class F(1)
Shares Sold	463,604	$8,628,436	—	$—
Shares Redeemed	(1,218)	(22,607)	—	—

Net Increase (Decrease)	462,386	8,605,829	—	—

Total Net Increase (Decrease)	(5,331,567)	$(98,958,714)	(9,960,285)	$(185,234,256)

(1) Inception date of class was February 28, 2017.

Value Opportunities Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	598,866	$11,643,399	829,142	$14,139,822
Shares Issued for Reinvested Dividends	147,708	2,849,514	954,273	15,811,452
Shares Redeemed	(1,559,512)	(30,266,542)	(2,472,476)	(42,658,874)
Shares converted (from) Class B into Class A	7,917	154,110	25,792	433,334

Net Increase (Decrease)	(805,021)	(15,619,519)	(663,269)	(12,274,266)

Class B
Shares Sold	197	$3,325	998	$14,455
Shares Issued for Reinvested Dividends	315	5,332	9,252	133,450
Shares Redeemed	(24,018)	(411,026)	(52,697)	(783,707)
Shares converted (from) Class B into Class A	(9,032)	(154,110)	(29,345)	(433,334)

Net Increase (Decrease)	(32,538)	(556,479)	(71,792)	(1,069,136)

Class C
Shares Sold	79,821	$1,340,820	101,997	$1,485,528
Shares Issued for Reinvested Dividends	13,296	222,182	128,762	1,845,640
Shares Redeemed	(197,770)	(3,331,261)	(436,576)	(6,420,763)

Net Increase (Decrease)	(104,653)	(1,768,259)	(205,817)	(3,089,595)

Class I
Shares Sold	645,248	$12,334,969	708,964	$12,376,170
Shares Issued for Reinvested Dividends	17,965	341,942	85,174	1,396,360
Shares Redeemed	(413,466)	(7,910,141)	(1,186,788)	(20,278,464)

Net Increase (Decrease)	249,747	4,766,770	(392,650)	(6,505,934)

157

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Value Opportunities Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	14,493	$282,302	32,000	$563,698
Shares Issued for Reinvested Dividends	1,578	30,815	15,522	259,602
Shares Redeemed	(77,094)	(1,525,239)	(88,249)	(1,520,411)

Net Increase (Decrease)	(61,023)	(1,212,122)	(40,727)	(697,111)

Class R4
Shares Sold	68,398	$1,364,714	102,710	$1,790,812
Shares Issued for Reinvested Dividends	5,048	99,579	37,821	640,216
Shares Redeemed	(36,684)	(735,763)	(292,471)	(5,123,200)

Net Increase (Decrease)	36,762	728,530	(151,940)	(2,692,172)

Class R5
Shares Sold	2,352	$46,231	13,911	$241,877
Shares Issued for Reinvested Dividends	1,824	36,214	11,717	200,138
Shares Redeemed	(91,539)	(1,860,030)	(45,733)	(833,281)

Net Increase (Decrease)	(87,363)	(1,777,585)	(20,105)	(391,266)

Class Y
Shares Sold	7,291	$146,685	41,514	$683,827
Shares Issued for Reinvested Dividends	871	17,344	7,637	130,889
Shares Redeemed	(7,095)	(144,111)	(87,678)	(1,600,586)

Net Increase (Decrease)	1,067	19,918	(38,527)	(785,870)

Class F(1)
Shares Sold	511	$10,000	—	$—

Net Increase (Decrease)	511	10,000	—	—

Total Net Increase (Decrease)	(802,511)	$(15,408,746)	(1,584,827)	$(27,505,350)

(1) Inception date of class was February 28, 2017.

11.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $375 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended April 30, 2017, none of the Funds had borrowings under this facility.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in

158

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

13.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Recent Accounting Pronouncement:

In August 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is required to be presented for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

159

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

15.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2017, events and transactions subsequent to April 30, 2017, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

160

Domestic Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

161

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Customer Privacy Notice

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and

protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates, to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2017

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with any Fund sub-adviser.

MFSAR-DE17 6/17    201775    Printed in U.S.A.

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing with Hartford Funds. We are pleased to present you with the Semi-Annual Report, which covers the period from November 1, 2016 through April 30, 2017.

Market Review

With the exception of a brief dip ahead of the US presidential election in

November, US stocks, as measured by the S&P 500 Index,1 kept an upward trajectory during the six months ended April 30, 2017. That positive momentum helped push the Index to a nearly 12% gain for 2016, and started 2017 off with just under a 7% return through April 30.

The primary driver of market progress during the period was the outcome of the presidential election. Markets viewed the incoming Trump administration as a positive for businesses and investors, and that optimism carried through past the inauguration. Positive job reports and a growing domestic economy reflected this optimism and have served as the basis of the US Federal Reserve’s continued interest-rate hike cycle that began in December 2015. At the time of this writing, consensus expectations were for a continued gradual rate-hike pace by the Federal Reserve, which should help markets better digest and account for such changes.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. Uncertainty surrounding potential policy changes by the Trump administration, other European elections, and Britain’s “Brexit” undertaking to leave the European Union could all influence markets or cause an uptick in volatility.

For this reason, we encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets with confidence. Regardless of the political environment, your advisor can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing with Hartford Funds. For the most up-to-date information on our mutual funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

International/Global Equity Funds

Hartford Emerging Markets Equity Fund inception 05/31/2011

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Emerging Markets Equity A3	11.36%	23.82%	2.79%	-0.44%
Emerging Markets Equity A4	5.24%	17.01%	1.63%	-1.38%
Emerging Markets Equity C3	11.04%	23.04%	2.09%	-1.13%
Emerging Markets Equity C4	10.04%	22.04%	2.09%	-1.13%
Emerging Markets Equity I3	11.55%	24.23%	3.19%	-0.06%
Emerging Markets Equity R3[3]	11.21%	23.61%	2.57%	-0.68%
Emerging Markets Equity R4[3]	11.30%	24.01%	2.83%	-0.41%
Emerging Markets Equity R5[3]	11.57%	24.90%	3.04%	-0.19%
Emerging Markets Equity Y3	11.51%	24.37%	3.26%	0.00%
Emerging Markets Equity F3	11.55%	24.23%	3.19%	-0.06%
MSCI Emerging Markets Index (Net)	8.88%	19.13%	1.49%	-0.58%
MSCI Emerging Markets Index (Gross)	9.03%	19.58%	1.85%	-0.23%

[1]	Not Annualized
[2]	Inception: 05/31/2011
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Effective 3/1/17, the Fund changed its benchmark from the MSCI Emerging Markets Index (Gross) to the MSCI Emerging Markets Index (Net). Hartford Funds Management Company, LLC, the investment manager, believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of 24 emerging market country indices.

MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of 24 emerging market country indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Performance information prior to 5/7/15 reflects when the Fund pursued a modified investment strategy.

2

Hartford Emerging Markets Equity Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Emerging Markets Equity Class A	1.76%	1.94%
Emerging Markets Equity Class C	2.51%	2.61%
Emerging Markets Equity Class I	1.42%	1.42%
Emerging Markets Equity Class R3	1.96%	2.09%
Emerging Markets Equity Class R4	1.66%	1.78%
Emerging Markets Equity Class R5	1.36%	1.47%
Emerging Markets Equity Class Y	1.31%	1.42%
Emerging Markets Equity Class F	1.26%	1.37%

*	Expenses as shown in the Fund’s prospectus dated March 1, 2017. Net expenses reflect contractual expense reimbursements, if any. The Fund filed a supplement to its prospectus, dated May 11, 2017, with the U.S. Securities and Exchange Commission that announced modifications to the Fund’s management fee rate and modifications to certain expense reimbursement arrangements through February 28, 2019 for the Fund that became effective immediately. However, the information in this semi-annual report is as of April 30, 2017 and does not reflect any changes made to the total annual fund operating expense table in the prospectus, as supplemented. The net expense ratios shown in the supplement are as follows:

Net
Class A	1.46%
Class C	2.21%
Class I	1.21%
Class R3	1.71%
Class R4	1.46%
Class R5	1.16%
Class Y	1.11%
Class F	0.99%

The gross expense ratios shown in the supplement are as follows:

Gross
Class A	1.74%
Class C	2.41%
Class I	1.22%
Class R3	1.89%
Class R4	1.58%
Class R5	1.27%
Class Y	1.22%
Class F	1.17%

As of May 11, 2017, the contractual reimbursements on operating expenses and transfer agency fees remain in effect through February 28, 2019 and automatically renew for one year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Small- and mid-cap securities can have greater risk and volatility than large-cap securities. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	8.5%
Consumer Staples	4.9
Energy	8.6
Financials	24.4
Health Care	1.0
Industrials	4.3
Information Technology	23.6
Materials	8.2
Real Estate	4.0
Telecommunication Services	4.6
Utilities	4.1

Total	96.2%

Short-Term Investments	7.4
Other Assets & Liabilities	(3.6)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

Composition by Currency

as of April 30, 2017

Description	Percentage of Net Assets
Brazilian Real	5.4%
Chilean Peso	0.2
Euro	0.2
Hong Kong Dollar	24.7
Indian Rupee	9.8
Indonesian Rupiah	2.1
Malaysian Ringgit	3.0
Mexican Peso	2.6
Polish Zloty	1.7
Qatari Riyal	0.3
South African Rand	4.5
South Korean Won	16.9
Taiwanese Dollar	10.4
Thai Baht	4.3
Turkish Lira	1.2
United Arab Emirates Dirham	0.3
United States Dollar	16.0
Other Assets & Liabilities	(3.6)

Total	100.0%

3

Hartford Environmental Opportunities Fund inception 02/29/2016

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	Since Inception[2]
Environmental Opportunities A3	9.26%	14.84%	21.88%
Environmental Opportunities A4	3.26%	8.53%	16.12%
Environmental Opportunities C3	8.99%	14.17%	21.08%
Environmental Opportunities C4	7.99%	13.17%	21.08%
Environmental Opportunities I3	9.45%	15.23%	22.24%
Environmental Opportunities R3[3]	9.18%	14.56%	21.53%
Environmental Opportunities R4[3]	9.25%	14.73%	21.78%
Environmental Opportunities R5[3]	9.41%	15.10%	22.11%
Environmental Opportunities R6[3]	9.40%	15.18%	22.19%
Environmental Opportunities Y3	9.40%	15.18%	22.19%
Environmental Opportunities F3	9.36%	15.14%	22.15%
MSCI All Country World Index (Net)	11.76%	15.14%	21.48%
MSCI All Country World Index (Gross)	12.06%	15.77%	22.18%

[1]	Not Annualized
[2]	Inception: 02/29/2016
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17,

which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Effective 3/1/17, the Fund changed its benchmark from the MSCI All Country World Index (Gross) to the MSCI All Country World Index (Net). Hartford Funds Management Company, LLC, the investment manager, believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

4

Hartford Environmental Opportunities Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Environmental Opportunities Class A	1.31%	1.47%
Environmental Opportunities Class C	2.06%	2.21%
Environmental Opportunities Class I	1.06%	1.21%
Environmental Opportunities Class R3	1.61%	1.91%
Environmental Opportunities Class R4	1.31%	1.61%
Environmental Opportunities Class R5	1.01%	1.31%
Environmental Opportunities Class R6	0.91%	1.21%
Environmental Opportunities Class Y	0.91%	1.26%
Environmental Opportunities Class F	0.91%	1.21%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Small- and mid-cap securities can have greater risk and volatility than large-cap securities. Risks of focusing investments on the utilities and industrials sectors include regulatory and legal developments, competitive pressures, pricing and rate pressures (utilities), rapid technological changes, potential product obsolescence, and liquidity risk. Risks of focusing on investments that involve sustainability and environmentally responsible investment criteria may influence investment performance relative to the Fund’s benchmark or competing funds and expose the Fund to increased risks related to downturns or other adverse developments in that market segment.

Composition by Country

as of April 30, 2017

Country	Percentage of Net Assets
Austria	4.5%
Brazil	1.8
Canada	2.0
China	3.4
France	6.6
Germany	2.9
Japan	8.8
Norway	1.8
Spain	7.1
Sweden	4.0
Switzerland	2.3
United Kingdom	1.9
United States	47.0
Short-Term Investments	5.0
Other Assets & Liabilities	0.9

Total	100.0%

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	8.3%
Financials	2.3
Industrials	43.1
Information Technology	8.0
Materials	3.1
Utilities	29.3

Total	94.1%

Short-Term Investments	5.0
Other Assets & Liabilities	0.9

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Global Capital Appreciation Fund inception 04/29/2005

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Global Capital Appreciation A2	11.86%	13.98%	10.20%	5.50%
Global Capital Appreciation A3	5.71%	7.71%	8.96%	4.91%
Global Capital Appreciation B2	11.29%	13.05%	9.35%	4.85%	[4]
Global Capital Appreciation B3	6.29%	8.05%	9.07%	4.85%	[4]
Global Capital Appreciation C2	11.42%	13.16%	9.39%	4.74%
Global Capital Appreciation C3	10.42%	12.16%	9.39%	4.74%
Global Capital Appreciation I2	11.95%	14.29%	10.51%	5.83%
Global Capital Appreciation R3[2]	11.75%	13.90%	10.08%	5.29%
Global Capital Appreciation R4[2]	11.92%	14.23%	10.40%	5.64%
Global Capital Appreciation R5[2]	11.92%	14.32%	10.51%	5.82%
Global Capital Appreciation Y2	11.99%	14.44%	10.58%	5.93%
Global Capital Appreciation F2	11.95%	14.29%	10.51%	5.83%
MSCI All Country World Index (Net)	11.76%	15.14%	8.96%	3.71%
MSCI All Country World Index (Gross)	12.06%	15.77%	9.55%	4.27%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Effective 3/1/17, the Fund changed its benchmark from the MSCI All Country World Index (Gross) to the MSCI All Country World Index (Net). Hartford Funds Management Company, LLC, the investment manager, believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

6

Hartford Global Capital Appreciation Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Global Capital Appreciation Class A	1.26%	1.31%
Global Capital Appreciation Class B	2.01%	2.24%
Global Capital Appreciation Class C	2.00%	2.00%
Global Capital Appreciation Class I	0.97%	0.97%
Global Capital Appreciation Class R3	1.36%	1.58%
Global Capital Appreciation Class R4	1.06%	1.27%
Global Capital Appreciation Class R5	0.96%	0.99%
Global Capital Appreciation Class Y	0.91%	0.91%
Global Capital Appreciation Class F	0.86%	0.86%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Small- and mid-cap securities can have greater risk and volatility than large-cap securities. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Country

as of April 30, 2017

Country	Percentage of Net Assets
Argentina	0.2%
Australia	0.3
Belgium	0.1
Brazil	1.4
British Virgin Islands	0.1
Canada	3.6
Chile	0.1
China	2.6
Denmark	0.3
Finland	0.2
France	2.9
Germany	2.0
Greece	0.5
Hong Kong	0.7
India	2.6
Ireland	1.4
Israel	0.1
Italy	1.8
Japan	6.3
Jersey	0.2
Luxembourg	0.8
Malaysia	0.3
Mexico	1.0
Netherlands	0.6
New Zealand	0.2
Russia	1.3
Singapore	1.0
South Korea	1.8
Spain	1.7
Sweden	0.2
Switzerland	2.9
Taiwan	1.4
United Kingdom	6.0
United States	52.4
Short-Term Investments	1.1
Other Assets & Liabilities	(0.1)

Total	100.0%

7

Hartford Global Capital Appreciation Fund

Fund Summary – (continued)

April 30, 2017 (Unaudited)

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.7%
Consumer Staples	8.1
Energy	3.1
Financials	16.2
Health Care	10.4
Industrials	11.6
Information Technology	19.0
Materials	5.0
Real Estate	3.1
Telecommunication Services	2.0
Utilities	5.8

Total	99.0%

Short-Term Investments	1.1
Other Assets & Liabilities	(0.1)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

Hartford Global Equity Income Fund inception 02/29/2008

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Global Equity Income A3	10.90%	13.22%	9.05%	5.20%
Global Equity Income A4	4.80%	7.00%	7.82%	4.55%
Global Equity Income B3	10.42%	12.33%	8.23%	4.51%	[5]
Global Equity Income B4	5.42%	7.33%	7.93%	4.51%	[5]
Global Equity Income C3	10.46%	12.40%	8.23%	4.43%
Global Equity Income C4	9.46%	11.40%	8.23%	4.43%
Global Equity Income I3	11.02%	13.54%	9.34%	5.50%
Global Equity Income R3[3]	10.82%	13.07%	8.84%	4.96%
Global Equity Income R4[3]	10.92%	13.34%	9.15%	5.26%
Global Equity Income R5[3]	11.09%	13.67%	9.49%	5.57%
Global Equity Income Y3	11.07%	13.72%	9.50%	5.61%
Global Equity Income F3	11.04%	13.56%	9.34%	5.50%
MSCI All Country World Index (Net)	11.76%	15.14%	8.96%	4.51%
MSCI All Country World Index (Gross)	12.06%	15.77%	9.55%	5.09%

[1]	Not Annualized
[2]	Inception: 02/29/2008
[3]	Without sales charge
[4]	With sales charge
[5]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Effective 3/1/17, the Fund changed its benchmark from the MSCI All Country World Index (Gross) to the MSCI All Country World Index (Net). Hartford Funds Management Company, LLC, the investment manager, believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

9

Hartford Global Equity Income Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Global Equity Income Class A	1.25%	1.37%
Global Equity Income Class B	2.00%	2.37%
Global Equity Income Class C	2.00%	2.13%
Global Equity Income Class I	1.00%	1.03%
Global Equity Income Class R3	1.45%	1.67%
Global Equity Income Class R4	1.15%	1.37%
Global Equity Income Class R5	0.85%	1.01%
Global Equity Income Class Y	0.80%	0.95%
Global Equity Income Class F	0.80%	0.90%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. Value investing may go out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	3.8%
Consumer Staples	10.2
Energy	6.3
Financials	19.6
Health Care	11.3
Industrials	8.4
Information Technology	13.2
Materials	5.7
Real Estate	5.2
Telecommunication Services	5.3
Utilities	7.4

Total	96.4%

Short-Term Investments	3.1
Other Assets & Liabilities	0.5

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford International Equity Fund inception 06/30/2008

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	Since Inception[2]
International Equity A3	10.26%	13.78%	6.30%	1.72%
International Equity A4	4.19%	7.52%	5.11%	1.07%
International Equity B3	9.93%	12.96%	5.54%	1.06%	[5]
International Equity B4	4.93%	7.96%	5.21%	1.06%	[5]
International Equity C3	9.95%	13.01%	5.52%	0.98%
International Equity C4	8.95%	12.01%	5.52%	0.98%
International Equity I3	10.45%	14.20%	6.69%	2.10%
International Equity R3[3]	10.05%	13.56%	6.05%	1.48%
International Equity R4[3]	10.23%	13.86%	6.35%	1.76%
International Equity R5[3]	10.44%	14.59%	6.57%	2.00%
International Equity Y3	10.48%	14.23%	6.76%	2.14%
International Equity F3	10.45%	14.20%	6.69%	2.10%
MSCI All Country World ex USA Index (Net)	10.37%	12.59%	5.13%	1.66%
MSCI All Country World ex USA Index (Gross)	10.61%	13.12%	5.61%	2.12%

[1]	Not Annualized
[2]	Inception: 06/30/2008
[3]	Without sales charge
[4]	With sales charge
[5]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Effective 3/1/17, the Fund changed its benchmark from the MSCI All Country World ex USA Index (Gross) to the MSCI All Country World ex USA Index (Net). Hartford Funds Management Company, LLC, the investment manager, believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

MSCI All Country World ex USA Index (Gross) (reflects no deduction for fees, expenses or taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock

11

Hartford International Equity Fund inception 06/30/2008

markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Performance information prior to 8/13/15 reflects when the Fund pursued a modified investment strategy.

12

Hartford International Equity Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
International Equity Class A	1.20%	1.99%
International Equity Class B	1.95%	2.71%
International Equity Class C	1.95%	2.72%
International Equity Class I	0.90%	1.63%
International Equity Class R3	1.50%	2.25%
International Equity Class R4	1.20%	1.94%
International Equity Class R5	0.90%	1.60%
International Equity Class Y	0.80%	1.55%
International Equity Class F	0.80%	1.50%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Small- and mid-cap securities can have greater risk and volatility than large-cap securities. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	9.8%
Consumer Staples	7.1
Energy	5.9
Financials	27.1
Health Care	7.4
Industrials	10.0
Information Technology	12.7
Materials	5.8
Real Estate	3.3
Telecommunication Services	4.1
Utilities	4.0

Total	97.2%

Short-Term Investments	2.6
Other Assets & Liabilities	0.2

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

The Hartford International Growth Fund inception 04/30/2001

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
International Growth A2	9.33%	12.17%	6.90%	0.55%
International Growth A3	3.32%	6.00%	5.69%	-0.02%
International Growth B2	8.96%	11.33%	6.09%	-0.03%	[4]
International Growth B3	3.96%	6.33%	5.77%	-0.03%	[4]
International Growth C2	8.99%	11.37%	6.11%	-0.20%
International Growth C3	7.99%	10.37%	6.11%	-0.20%
International Growth I2	9.51%	12.56%	7.26%	0.89%
International Growth R3[2]	9.22%	11.85%	6.72%	0.32%
International Growth R4[2]	9.38%	12.24%	7.05%	0.66%
International Growth R5[2]	9.63%	12.56%	7.39%	0.98%
International Growth Y2	9.57%	12.68%	7.44%	1.06%
International Growth F2	9.51%	12.56%	7.26%	0.89%
MSCI All Country World ex USA Growth Index (Net)	9.60%	11.13%	5.57%	1.81%
MSCI All Country World ex USA Index (Net)	10.37%	12.59%	5.13%	1.12%
MSCI All Country World ex USA Growth Index (Gross)	9.81%	11.53%	5.94%	2.16%
MSCI All Country World ex USA Index (Gross)	10.61%	13.12%	5.61%	1.58%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Effective 3/1/17, the Fund changed its primary benchmark from the MSCI All Country World ex USA Growth Index (Gross) to the MSCI All Country World ex USA Growth Index (Net) and its secondary benchmark from the MSCI All Country World ex USA Index (Gross) to the MSCI All Country World ex USA Index (Net). Hartford Funds Management Company, LLC, the investment manager, believes that the net version of these benchmarks better reflects potential tax consequences for the Fund.

MSCI All Country World ex USA Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free-float adjusted market-cap weighted index designed to capture large- and mid-cap securities that exhibit overall growth style characteristics across developed and emerging market countries, excluding the U.S.

14

The Hartford International Growth Fund inception 04/30/2001

MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

MSCI All Country World ex USA Growth Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free-float adjusted market-cap weighted index designed to capture large- and mid-cap securities that exhibit overall growth style characteristics across developed and emerging market countries, excluding the U.S.

MSCI All Country World ex USA Index (Gross) (reflects no deduction for fees, expenses or taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

15

The Hartford International Growth Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
International Growth Class A	1.30%	1.54%
International Growth Class B	2.05%	2.66%
International Growth Class C	2.05%	2.24%
International Growth Class I	1.00%	1.17%
International Growth Class R3	1.60%	1.77%
International Growth Class R4	1.30%	1.40%
International Growth Class R5	1.00%	1.10%
International Growth Class Y	0.95%	1.05%
International Growth Class F	0.90%	1.00%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Small- and mid-cap securities can have greater risk and volatility than large-cap securities. Growth investing may go out of favor, which may cause the Fund to underperform the broader stock market. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.1%
Consumer Staples	10.7
Energy	2.1
Financials	18.8
Health Care	7.6
Industrials	12.3
Information Technology	24.6
Materials	4.0
Real Estate	0.9
Telecommunication Services	2.1
Utilities	2.1

Total	96.3%

Short-Term Investments	3.0
Other Assets & Liabilities	0.7

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

16

The Hartford International Opportunities Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
International Opportunities A2	10.82%	11.76%	6.42%	3.11%
International Opportunities A3	4.73%	5.61%	5.22%	2.52%
International Opportunities B2	10.33%	10.76%	5.54%	2.51%[4]
International Opportunities B3	5.33%	5.76%	5.21%	2.51%[4]
International Opportunities C2	10.42%	10.95%	5.65%	2.35%
International Opportunities C3	9.42%	9.95%	5.65%	2.35%
International Opportunities I2	10.96%	12.14%	6.80%	3.43%
International Opportunities R3[2]	10.65%	11.49%	6.17%	2.85%
International Opportunities R4[2]	10.80%	11.78%	6.50%	3.21%
International Opportunities R5[2]	11.02%	12.14%	6.81%	3.49%
International Opportunities R6[2]	11.06%	12.25%	6.92%	3.60%
International Opportunities Y2	11.05%	12.25%	6.93%	3.61%
International Opportunities F2	10.96%	12.14%	6.80%	3.43%
MSCI All Country World ex USA Index (Net)	10.37%	12.59%	5.13%	1.12%
MSCI All Country World ex USA Index (Gross)	10.61%	13.12%	5.61%	1.58%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 5/30/08. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 11/7/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 5/30/08 through 2/27/17 and Class A shares (excluding sales charges) prior to 5/30/08.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Effective 3/1/17, the Fund changed its benchmark from the MSCI All Country World ex USA Index (Gross) to the MSCI All Country World ex USA Index (Net). Hartford Funds Management Company, LLC, the investment manager, believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

17

The Hartford International Opportunities Fund inception 07/22/1996

MSCI All Country World ex USA Index (Gross) (reflects no deduction for fees, expenses or taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

18

The Hartford International Opportunities Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
International Opportunities Class A	1.20%	1.20%
International Opportunities Class B	2.04%	2.39%
International Opportunities Class C	1.93%	1.93%
International Opportunities Class I	0.88%	0.88%
International Opportunities Class R3	1.45%	1.45%
International Opportunities Class R4	1.14%	1.14%
International Opportunities Class R5	0.84%	0.84%
International Opportunities Class R6	0.74%	0.74%
International Opportunities Class Y	0.79%	0.79%
International Opportunities Class F	0.74%	0.74%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower . Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Mid-cap securities can have greater risk and volatility than large-cap securities. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	6.7%
Consumer Staples	10.7
Energy	5.4
Financials	26.5
Health Care	6.3
Industrials	12.5
Information Technology	12.1
Materials	3.1
Real Estate	4.9
Telecommunication Services	4.2
Utilities	1.5

Total	93.9%

Short-Term Investments	4.0
Other Assets & Liabilities	2.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

Composition by Currency

as of April 30, 2017

Description	Percentage of Net Assets
British Pound	9.6%
Canadian Dollar	7.7
Danish Krone	0.6
Euro	33.6
Hong Kong Dollar	3.4
Indian Rupee	2.2
Japanese Yen	13.1
Mexican Peso	1.5
South African Rand	0.5
South Korean Won	2.9
Swiss Franc	8.5
Taiwanese Dollar	2.5
Turkish Lira	0.3
United States Dollar	11.5
Other Assets & Liabilities	2.1

Total	100.0%

19

The Hartford International Small Company Fund inception 04/30/2001

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
International Small Company A2	14.75%	12.59%	9.05%	3.50%
International Small Company A3	8.43%	6.40%	7.83%	2.92%
International Small Company B2	14.21%	11.65%	8.21%	2.92%	[4]
International Small Company B3	9.21%	6.65%	7.92%	2.92%	[4]
International Small Company C2	14.29%	11.75%	8.26%	2.74%
International Small Company C3	13.29%	10.75%	8.26%	2.74%
International Small Company I2	14.92%	13.00%	9.46%	3.90%
International Small Company R3[2]	14.60%	12.38%	8.87%	3.56%
International Small Company R4[2]	14.74%	12.69%	9.20%	3.77%
International Small Company R5[2]	14.97%	13.01%	9.53%	3.98%
International Small Company Y2	14.96%	13.16%	9.60%	4.03%
International Small Company F2	14.92%	13.00%	9.46%	3.90%
S&P EPAC SmallCap Index	12.31%	12.50%	10.52%	3.23%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 5/31/07. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 5/31/07 through 2/27/17 and Class A shares (excluding sales charges) prior to 5/31/07.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P EPAC SmallCap Index (reflects no deduction for fees, expenses or taxes) is a global equity index comprised of the securities with the smallest market capitalization from each country in the S&P BMI (Broad Market Index) World.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Effective on the close of business on 4/29/16, the Fund was closed to new investors until further notice. For more information, please see the Fund’s prospectus.

20

The Hartford International Small Company Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
International Small Company Class A	1.48%	1.48%
International Small Company Class B	2.30%	2.71%
International Small Company Class C	2.22%	2.22%
International Small Company Class I	1.12%	1.12%
International Small Company Class R3	1.67%	1.70%
International Small Company Class R4	1.37%	1.40%
International Small Company Class R5	1.07%	1.11%
International Small Company Class Y	1.02%	1.05%
International Small Company Class F	1.00%	1.00%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). Small-cap securities can have greater risk and volatility than large-cap securities.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	22.9%
Consumer Staples	2.8
Energy	1.9
Financials	8.5
Health Care	13.9
Industrials	24.7
Information Technology	8.5
Materials	10.1
Real Estate	3.1
Telecommunication Services	1.1

Total	97.5%

Short-Term Investments	1.3
Other Assets & Liabilities	1.2

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

Composition by Currency

as of April 30, 2017

Description	Percentage of Net Assets
Australian Dollar	5.0%
British Pound	17.7
Euro	31.9
Hong Kong Dollar	1.3
Japanese Yen	32.7
Norwegian Krone	1.0
South Korean Won	2.8
Swedish Krona	0.8
Swiss Franc	2.6
Taiwanese Dollar	1.7
United States Dollar	1.3
Other Assets & Liabilities	1.2

Total	100.0%

21

The Hartford International Value Fund inception 05/28/2010

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	Since Inception[2]
International Value A3	11.63%	21.32%	10.21%	10.16%
International Value A4	5.49%	14.65%	8.97%	9.27%
International Value C3	11.27%	20.46%	9.47%	9.42%
International Value C4	10.27%	19.46%	9.47%	9.42%
International Value I3	11.84%	21.78%	10.60%	10.56%
International Value R3[3]	11.52%	20.95%	9.95%	9.89%
International Value R4[3]	11.71%	21.42%	10.27%	10.23%
International Value R5[3]	11.79%	21.69%	10.61%	10.55%
International Value Y3	11.89%	21.89%	11.06%	10.92%
International Value F3	11.84%	21.78%	10.60%	10.56%
MSCI EAFE Value Index (Net)	12.53%	13.92%	6.66%	6.47%
MSCI EAFE Index (Net)	11.47%	11.29%	6.78%	7.28%
MSCI EAFE Value Index (Gross)	12.82%	14.58%	7.24%	7.04%
MSCI EAFE Index (Gross)	11.73%	11.83%	7.27%	7.75%

[1]	Not Annualized
[2]	Inception: 05/28/2010
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Effective 3/1/17, the Fund changed its benchmarks from the MSCI EAFE Value Index (Gross) and MSCI EAFE Index (Gross) to the MSCI EAFE Value Index (Net) and MSCI EAFE Index (Net), respectively. Hartford Funds Management Company, LLC, the investment manager, believes that the net version of these benchmarks better reflects potential tax consequences for the Fund.

MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free-float weighted index. The Index represents the securities classified as “value” securities by MSCI that are members of the MSCI EAFE Index. The MSCI EAFE region covers developed-market countries in Europe, Australasia, and the Far East.

MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) (Europe, Australasia, Far East) is a free float-adjusted capitalization index that is designed to measure developed market equity performance, and excludes the U.S. and Canada.

MSCI EAFE Value Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free-float weighted index. The Index represents the securities classified as “value” securities by MSCI that are members of the MSCI EAFE Index. The MSCI EAFE region covers developed-market countries in Europe, Australasia, and the Far East.

MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes) (Europe, Australasia, Far East) is a free float-adjusted capitalization index that is designed to measure developed market equity performance, and excludes the U.S. and Canada.

22

The Hartford International Value Fund inception 05/28/2010

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Effective on the close of business on 11/28/14, the Fund was closed to new investors until further notice. For more information, please see the Fund’s prospectus.

23

The Hartford International Value Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
International Value Class A	1.35%	1.35%
International Value Class C	2.00%	2.00%
International Value Class I	0.98%	0.98%
International Value Class R3	1.61%	1.61%
International Value Class R4	1.30%	1.30%
International Value Class R5	1.00%	1.00%
International Value Class Y	0.94%	0.94%
International Value Class F	0.89%	0.89%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Small- and mid-cap securities can have greater risk and volatility than large-cap securities. Value investing may go out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.7%
Consumer Staples	1.9
Energy	10.8
Financials	24.1
Health Care	4.4
Industrials	12.7
Information Technology	10.7
Materials	8.9
Telecommunication Services	2.9
Utilities	2.8

Total	92.9%

Short-Term Investments	6.0
Other Assets & Liabilities	1.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

Composition by Currency

as of April 30, 2017

Description	Percentage of Net Assets
Australian Dollar	0.5%
Brazilian Real	0.7
British Pound	11.8
Canadian Dollar	1.4
Danish Krone	0.4
Euro	26.4
Hong Kong Dollar	1.2
Hungarian Forint	0.4
Indian Rupee	1.0
Japanese Yen	33.0
Norwegian Krone	0.8
South African Rand	1.6
South Korean Won	2.4
Swedish Krona	1.2
Swiss Franc	4.6
Taiwanese Dollar	1.8
United States Dollar	9.7
Other Assets & Liabilities	1.1

Total	100.0%

24

International/Global Equity Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2016 through April 30, 2017, except as indicated below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to a Fund’s annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hartford Emerging Markets Equity Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,113.60	$9.17		$1,000.00	$1,016.12	$8.75	1.75%	181	365
Class C	$1,000.00	$1,110.40	$13.08		$1,000.00	$1,012.40	$12.47	2.50%	181	365
Class I	$1,000.00	$1,115.50	$7.61		$1,000.00	$1,017.60	$7.25	1.45%	181	365
Class R3	$1,000.00	$1,112.10	$10.21		$1,000.00	$1,015.13	$9.74	1.95%	181	365
Class R4	$1,000.00	$1,113.00	$8.64		$1,000.00	$1,016.61	$8.25	1.65%	181	365
Class R5	$1,000.00	$1,115.70	$7.08		$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class Y	$1,000.00	$1,115.10	$6.82		$1,000.00	$1,018.35	$6.51	1.30%	181	365
Class F(2)	$1,000.00	$1,055.30	$2.15	(3)	$1,000.00	$1,018.60	$6.26	1.25%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

25

International/Global Equity Funds

Expense Examples (Unaudited) – (continued)

Hartford Environmental Opportunities Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,092.60	$5.86		$1,000.00	$1,019.19	$5.66	1.13%	181	365
Class C	$1,000.00	$1,089.90	$8.81		$1,000.00	$1,016.36	$8.50	1.70%	181	365
Class I	$1,000.00	$1,094.50	$4.62		$1,000.00	$1,020.38	$4.46	0.89%	181	365
Class R3	$1,000.00	$1,091.80	$6.85		$1,000.00	$1,018.25	$6.61	1.32%	181	365
Class R4	$1,000.00	$1,092.50	$5.97		$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class R5	$1,000.00	$1,094.10	$5.04		$1,000.00	$1,019.98	$4.86	0.97%	181	365
Class R6	$1,000.00	$1,094.00	$4.52		$1,000.00	$1,020.48	$4.36	0.87%	181	365
Class Y	$1,000.00	$1,094.00	$4.67		$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class F(2)	$1,000.00	$1,037.30	$1.53	(3)	$1,000.00	$1,020.38	$4.51	0.90%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

Hartford Global Capital Appreciation Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,118.60	$6.57		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class B	$1,000.00	$1,112.90	$10.48		$1,000.00	$1,014.88	$9.99	2.00%	181	365
Class C	$1,000.00	$1,114.20	$10.43		$1,000.00	$1,014.93	$9.94	1.99%	181	365
Class I	$1,000.00	$1,119.50	$5.10		$1,000.00	$1,019.98	$4.86	0.97%	181	365
Class R3	$1,000.00	$1,117.50	$7.09		$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R4	$1,000.00	$1,119.20	$5.52		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class R5	$1,000.00	$1,119.20	$4.99		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class Y	$1,000.00	$1,119.90	$4.57		$1,000.00	$1,020.48	$4.36	0.87%	181	365
Class F(2)	$1,000.00	$1,038.40	$1.46	(3)	$1,000.00	$1,020.53	$4.31	0.86%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

26

International/Global Equity Funds

Expense Examples (Unaudited) – (continued)

Hartford Global Equity Income Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,109.00	$6.48		$1,000.00	$1,018.65	$6.21	1.24%	181	365
Class B	$1,000.00	$1,104.20	$10.43		$1,000.00	$1,014.88	$9.99	2.00%	181	365
Class C	$1,000.00	$1,104.60	$10.44		$1,000.00	$1,014.88	$9.99	2.00%	181	365
Class I	$1,000.00	$1,110.20	$5.08		$1,000.00	$1,019.98	$4.86	0.97%	181	365
Class R3	$1,000.00	$1,108.20	$7.58		$1,000.00	$1,017.60	$7.25	1.45%	181	365
Class R4	$1,000.00	$1,109.20	$6.01		$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class R5	$1,000.00	$1,110.90	$4.45		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class Y	$1,000.00	$1,110.70	$4.19		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class F(1)	$1,000.00	$1,035.20	$1.36	(2)	$1,000.00	$1,020.83	$4.01	0.80%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

Hartford International Equity Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,102.60	$6.20		$1,000.00	$1,018.89	$5.96	1.19%	181	365
Class B	$1,000.00	$1,099.30	$10.10		$1,000.00	$1,015.17	$9.69	1.94%	181	365
Class C	$1,000.00	$1,099.50	$10.10		$1,000.00	$1,015.17	$9.69	1.94%	181	365
Class I	$1,000.00	$1,104.50	$4.64		$1,000.00	$1,020.38	$4.46	0.89%	181	365
Class R3	$1,000.00	$1,100.50	$7.76		$1,000.00	$1,017.41	$7.45	1.49%	181	365
Class R4	$1,000.00	$1,102.30	$6.20		$1,000.00	$1,018.89	$5.96	1.19%	181	365
Class R5	$1,000.00	$1,104.40	$4.59		$1,000.00	$1,020.43	$4.41	0.88%	181	365
Class Y	$1,000.00	$1,104.80	$4.12		$1,000.00	$1,020.88	$3.96	0.79%	181	365
Class F(2)	$1,000.00	$1,059.10	$1.36	(3)	$1,000.00	$1,020.88	$3.96	0.79%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

27

International/Global Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford International Growth Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,093.30	$6.75		$1,000.00	$1,018.35	$6.51	1.30%	181	365
Class B	$1,000.00	$1,089.60	$10.62		$1,000.00	$1,014.63	$10.24	2.05%	181	365
Class C	$1,000.00	$1,089.90	$10.62		$1,000.00	$1,014.63	$10.24	2.05%	181	365
Class I	$1,000.00	$1,095.10	$5.19		$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class R3	$1,000.00	$1,092.20	$8.30		$1,000.00	$1,016.86	$8.00	1.60%	181	365
Class R4	$1,000.00	$1,093.80	$6.75		$1,000.00	$1,018.35	$6.51	1.30%	181	365
Class R5	$1,000.00	$1,096.30	$5.20		$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class Y	$1,000.00	$1,095.70	$4.94		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class F(1)	$1,000.00	$1,076.40	$1.56	(2)	$1,000.00	$1,020.33	$4.51	0.90%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford International Opportunities Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,108.20	$6.01		$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class B	$1,000.00	$1,103.30	$10.48		$1,000.00	$1,014.83	$10.04	2.01%	181	365
Class C	$1,000.00	$1,104.20	$9.91		$1,000.00	$1,015.37	$9.49	1.90%	181	365
Class I	$1,000.00	$1,109.60	$4.60		$1,000.00	$1,020.43	$4.41	0.88%	181	365
Class R3	$1,000.00	$1,106.50	$7.42		$1,000.00	$1,017.75	$7.10	1.42%	181	365
Class R4	$1,000.00	$1,108.00	$5.85		$1,000.00	$1,019.24	$5.61	1.12%	181	365
Class R5	$1,000.00	$1,110.20	$4.29		$1,000.00	$1,020.73	$4.11	0.82%	181	365
Class R6	$1,000.00	$1,110.60	$3.72		$1,000.00	$1,021.27	$3.56	0.71%	181	365
Class Y	$1,000.00	$1,110.50	$3.72		$1,000.00	$1,021.27	$3.56	0.71%	181	365
Class F(2)	$1,000.00	$1,058.80	$1.22	(3)	$1,000.00	$1,021.27	$3.56	0.71%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

28

International/Global Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford International Small Company Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,147.50	$7.77		$1,000.00	$1,017.56	$7.30	1.46%	181	365
Class B	$1,000.00	$1,142.10	$12.11		$1,000.00	$1,013.49	$11.38	2.28%	181	365
Class C	$1,000.00	$1,142.90	$11.69		$1,000.00	$1,013.89	$10.99	2.20%	181	365
Class I	$1,000.00	$1,149.20	$5.70		$1,000.00	$1,019.49	$5.36	1.07%	181	365
Class R3	$1,000.00	$1,146.00	$8.78		$1,000.00	$1,016.61	$8.25	1.65%	181	365
Class R4	$1,000.00	$1,147.40	$7.19		$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R5	$1,000.00	$1,149.70	$5.60		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class Y	$1,000.00	$1,149.60	$5.22		$1,000.00	$1,019.94	$4.91	0.98%	181	365
Class F(2)	$1,000.00	$1,092.10	$1.73	(3)	$1,000.00	$1,019.89	$4.96	0.99%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford International Value Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,116.30	$6.87		$1,000.00	$1,018.30	$6.56	1.31%	181	365
Class C	$1,000.00	$1,112.70	$10.21		$1,000.00	$1,015.13	$9.74	1.95%	181	365
Class I	$1,000.00	$1,118.40	$4.83		$1,000.00	$1,020.23	$4.61	0.92%	181	365
Class R3	$1,000.00	$1,115.20	$8.29		$1,000.00	$1,016.96	$7.90	1.58%	181	365
Class R4	$1,000.00	$1,117.10	$6.61		$1,000.00	$1,018.55	$6.31	1.26%	181	365
Class R5	$1,000.00	$1,117.90	$5.04		$1,000.00	$1,020.03	$4.81	0.96%	181	365
Class Y	$1,000.00	$1,118.90	$4.41		$1,000.00	$1,020.63	$4.21	0.84%	181	365
Class F(2)	$1,000.00	$1,041.30	$1.43	(3)	$1,000.00	$1,020.63	$4.21	0.84%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

29

Hartford Emerging Markets Equity Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8%
	Brazil - 6.6%
38,873	Banco do Brasil S.A.	$402,318
81,133	Banco Santander Brasil S.A. ADR	695,310
19,000	Cia Energetica de Minas Gerais (Preference Shares)	53,156
102,400	Itau Unibanco Holding S.A. (Preference Shares)	1,266,591
1,379	Itausa - Investimentos Itau S.A.*	4,280
28,522	Kroton Educacional S.A.	134,341
15,502	M Dias Branco S.A.	237,996
31,954	Qualicorp S.A.	227,520
22,901	Smiles S.A.	498,129
9,166	Telefonica Brasil S.A. ADR	135,565
14,234	TIM Participacoes S.A. ADR	229,310
36,735	Transmissora Alianca de Energia Eletrica S.A.	266,307
27,000	Vale S.A. (Preference Shares)	223,380

		4,374,203

	Chile - 0.4%
39,853	Cencosud S.A.	113,521
29,000	Enel Chile S.A.	158,340

		271,861

	China - 23.5%
328,108	Agile Group Holdings Ltd.	293,257
2,198,989	Agricultural Bank of China Ltd. Class H	1,013,712
12,770	Alibaba Group Holding Ltd. ADR*	1,474,935
103,120	Anhui Conch Cement Co., Ltd. Class H	360,616
1,445,019	Bank of China Ltd. Class H	698,974
166,568	Bank of Communications Co., Ltd. Class H	128,077
573,305	China Cinda Asset Management Co., Ltd. Class H	217,937
193,349	China CITIC Bank Corp. Ltd. Class H	122,394
2,151,025	China Construction Bank Corp. Class H	1,745,908
175,127	China National Building Material Co., Ltd. Class H	116,415
215,657	China Shenhua Energy Co., Ltd. Class H	502,007
972,818	China Telecom Corp. Ltd. Class H	474,524
218,500	Chongqing Rural Commercial Bank Co., Ltd. Class H	150,062
377,756	Country Garden Holdings Co., Ltd.	359,265
449,522	Dongfeng Motor Group Co., Ltd. Class H	472,145
28,950	ENN Energy Holdings Ltd.	157,063
340,873	Geely Automobile Holdings Ltd.	459,277
493,123	Great Wall Motor Co., Ltd. Class H	534,048
286,988	Guangzhou Automobile Group Co., Ltd. Class H	446,008
169,200	Guangzhou R&F Properties Co., Ltd. Class H	284,792
1,230,787	Industrial & Commercial Bank of China Ltd. Class H	802,308
471,455	KWG Property Holding Ltd.	356,142
4,204	NetEase, Inc. ADR	1,115,699
513,179	People’s Insurance Co. Group of China Ltd. Class H	211,471
337,535	Sinopec Shanghai Petrochemical Co., Ltd. Class H	188,610
67,349	Sinopharm Group Co., Ltd. Class H	301,875
55,953	Tencent Holdings Ltd.	1,753,193
73,466	TravelSky Technology Ltd. Class H	193,364
262,879	Weichai Power Co., Ltd. Class H	425,957
259,495	Yanzhou Coal Mining Co., Ltd. Class H	224,322

		15,584,357

	Colombia - 0.3%
23,103	Ecopetrol S.A. ADR	211,161

	Greece - 0.2%
8,038	Motor Oil Hellas Corinth Refineries S.A.	136,328

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Hong Kong - 4.6%
423,768	Belle International Holdings Ltd.	$343,250
140,489	China Everbright Ltd.	320,938
102,484	China Mobile Ltd.	1,091,108
363,321	Ju Teng International Holdings Ltd.	134,352
416,235	Nine Dragons Paper Holdings Ltd.	448,895
258,296	Shenzhen Investment Ltd.	117,053
171,750	Shimao Property Holdings Ltd.	275,663
307,804	Sun Art Retail Group Ltd.	317,115

		3,048,374

	India - 10.2%
125,492	Apollo Tyres Ltd.	475,925
23,076	Chennai Petroleum Corp. Ltd.	136,573
2,742	Dr Reddy’s Laboratories Ltd.	111,258
36,683	Escorts Ltd.	312,142
42,062	GAIL India Ltd.	277,024
13,732	HCL Technologies Ltd.	173,727
147,345	Hindalco Industries Ltd.	455,944
40,051	Hindustan Petroleum Corp. Ltd.	333,840
13,225	Infosys Ltd.	188,970
7,111	Maruti Suzuki India Ltd.	720,737
219,494	Oil & Natural Gas Corp. Ltd.	635,998
369,340	Power Finance Corp. Ltd.	917,713
22,340	Reliance Infrastructure Ltd.	206,978
270,281	Rural Electrification Corp. Ltd.	850,412
18,248	Tech Mahindra Ltd.	118,310
123,775	Vedanta Ltd.	468,025
14,342	Wipro Ltd.	110,195
27,880	Wipro Ltd. ADR	274,618

		6,768,389

	Indonesia - 2.1%
1,920,339	Adaro Energy Tbk PT	255,363
1,226,698	Bank Negara Indonesia Persero Tbk PT	585,752
39,900	Gudang Garam Tbk PT	198,445
989,037	Telekomunikasi Indonesia Persero Tbk PT	326,270

		1,365,830

	Malaysia - 3.0%
276,399	AirAsia Bhd	213,188
142,007	Malayan Banking Bhd	313,231
281,422	MISC Bhd	473,805
316,958	Tenaga Nasional Bhd	1,017,638

		2,017,862

	Mexico - 2.6%
168,346	Alfa S.A.B. de C.V. Class A	230,808
47,565	Coca-Cola Femsa S.A.B. de C.V. Series L	346,026
87,780	Grupo Mexico S.A.B. de C.V. Series B	256,505
386,095	Wal-Mart de Mexico S.A.B. de C.V.	869,599

		1,702,938

	Poland - 1.7%
3,728	KGHM Polska Miedz S.A.	118,095
32,890	Polski Koncern Naftowy Orlen S.A.	982,937

		1,101,032

	Qatar - 0.3%
22,165	Barwa Real Estate Co.	207,184

	Russia - 2.2%
10,253	Lukoil PJSC ADR	508,924
31,165	Mobile TeleSystems PJSC ADR	321,623

The accompanying notes are an integral part of these financial statements.

30

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Russia - 2.2% - (continued)
54,321	Sberbank of Russia PJSC ADR	$647,605

		1,478,152

	Singapore - 0.5%
239,527	IGG, Inc.	364,061

	South Africa - 4.5%
27,507	Barloworld Ltd.	247,864
43,417	Exxaro Resources Ltd.	369,365
17,312	Kumba Iron Ore Ltd.*	225,066
3,996	Naspers Ltd. Class N	759,845
20,395	Nedbank Group Ltd.	343,856
16,237	Shoprite Holdings Ltd.	254,728
35,956	Standard Bank Group Ltd.	399,276
71,782	Telkom S.A. SOC Ltd.	401,673

		3,001,673

	South Korea - 16.9%
871	E-Mart, Inc.	175,936
13,988	Hana Financial Group, Inc.	480,418
6,054	Hanwha Chemical Corp.	133,657
11,642	Hanwha Corp.	408,427
8,868	Hyundai Development Co-Engineering & Construction	348,065
25,080	Industrial Bank of Korea	275,042
22,032	KB Financial Group, Inc.	968,470
17,168	Kia Motors Corp.	525,529
15,903	Korea Electric Power Corp.	633,898
2,845	KT&G Corp.	253,713
6,384	LG Display Co., Ltd.	164,504
4,885	LG Electronics, Inc.	296,537
1,521	Lotte Chemical Corp.	456,597
5,783	Poongsan Corp.	198,229
3,212	POSCO	758,298
1,539	Samsung Electronics Co., Ltd.	3,017,097
3,721	Shinhan Financial Group Co., Ltd.	155,357
19,031	SK Hynix, Inc.	901,562
5,202	SK Innovation Co., Ltd.	780,430
633	SK Telecom Co., Ltd.	133,617
10,805	Woori Bank	141,685

		11,207,068

	Taiwan - 10.4%
37,672	Asustek Computer, Inc.	370,104
1,321,851	AU Optronics Corp.	549,370
134,219	Cathay Financial Holding Co., Ltd.	215,101
600,345	China Life Insurance Co., Ltd.	558,987
471,352	Compal Electronics, Inc.	315,536
297,818	CTBC Financial Holding Co., Ltd.	185,977
174,900	Epistar Corp.*	173,699
52,575	Foxconn Technology Co., Ltd.	160,193
233,000	Fubon Financial Holding Co., Ltd.	364,743
27,841	General Interface Solution Holding Ltd.	155,228
482,102	Hon Hai Precision Industry Co., Ltd.	1,577,998
1,520,418	Innolux Corp.	709,642
211,131	Taiwan Semiconductor Manufacturing Co., Ltd.	1,360,084
49,906	TPK Holding Co., Ltd.*	178,292

		6,874,954

	Thailand - 4.3%
106,514	Airports of Thailand PCL	123,943
355,738	Charoen Pokphand Foods PCL	275,108
72,340	Kiatnakin Bank PCL	142,735

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Thailand - 4.3% - (continued)
633,612	Krung Thai Bank PCL	$362,692
208,187	PTT Global Chemical PCL	451,403
44,360	PTT PCL	498,874
3,286,265	Sansiri PCL NVDR	199,357
19,669	Siam Cement PCL	303,519
469,696	Star Petroleum Refining PCL	179,036
897,138	Thaifoods Group PCL NVDR*	163,059
233,958	Tipco Asphalt PCL	169,094

		2,868,820

	Turkey - 1.2%
584,246	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	485,062
179,058	Turkiye Vakiflar Bankasi TAO	305,874

		790,936

	United Arab Emirates - 0.3%
339,316	DAMAC Properties Dubai Co. PJSC	236,490

	Total Common Stocks (cost $54,789,323)	$63,611,673

PREFERRED STOCKS - 0.4%
	Brazil - 0.4%
84,200	Itausa - Investimentos Itau S.A.*	$262,358

	Total Preferred Stocks (cost $208,688)	$262,358

WARRANTS - 0.0%
	Thailand - 0.0%
89,714	Thaifoods Group PCL Expires 4/30/18*	$—

	Total Warrants (cost $ -)	$—

RIGHTS - 0.0%
	China - 0.0%
333	Bank of Communications Co., Ltd. Expires 5/31/17*	$—

	Total Rights (cost $ -)	$—

	Total Long-Term Investments (cost $54,998,011)	$63,874,031

SHORT-TERM INVESTMENTS - 7.4%
	Other Investment Pools & Funds - 7.4%
4,901,901	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$4,901,901

	Total Short-Term Investments (cost $4,901,901)	$4,901,901

Total Investments (cost $59,899,912)^	103.6%	$68,775,932
Other Assets and Liabilities	(3.6)%	(2,415,840)

Total Net Assets	100.0%	$66,360,092

The accompanying notes are an integral part of these financial statements.

31

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$10,289,203
Unrealized Depreciation	(1,413,183)

Net Unrealized Appreciation	$8,876,020

*	Non-income producing.

Futures Contracts Outstanding at April 30, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Emerging Market (mini MSCI) Index Future	21	06/16/2017	$1,007,098	$1,027,950	$20,852

Total futures contracts					$20,852

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

32

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Brazil	$4,374,203	$4,374,203	$—	$—
Chile	271,861	271,861	—	—
China	15,584,357	2,590,634	12,993,723	—
Colombia	211,161	211,161	—	—
Greece	136,328	136,328	—	—
Hong Kong	3,048,374	343,250	2,705,124	—
India	6,768,389	274,618	6,493,771	—
Indonesia	1,365,830	—	1,365,830	—
Malaysia	2,017,862	—	2,017,862	—
Mexico	1,702,938	1,702,938	—	—
Poland	1,101,032	—	1,101,032	—
Qatar	207,184	—	207,184	—
Russia	1,478,152	321,623	1,156,529	—
Singapore	364,061	—	364,061	—
South Africa	3,001,673	649,537	2,352,136	—
South Korea	11,207,068	—	11,207,068	—
Taiwan	6,874,954	—	6,874,954	—
Thailand	2,868,820	2,023,849	844,971	—
Turkey	790,936	—	790,936	—
United Arab Emirates	236,490	—	236,490	—
Preferred Stocks	262,358	262,358	—	—
Warrants	—	—	—	—
Rights	—	—	—	—
Short-Term Investments	4,901,901	4,901,901	—	—
Futures Contracts(2)	20,852	20,852	—	—

Total	$68,796,784	$18,085,113	$50,711,671	$—

(1)	For the six-month period ended April 30, 2017, investments valued at $2,138,334 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $891,942 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in or out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

33

Hartford Environmental Opportunities Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.1%
	Austria - 4.5%
4,492	Mayr Melnhof Karton AG	$543,138
51,536	Zumtobel Group AG	1,073,163

		1,616,301

	Brazil - 1.8%
206,900	Cia de Saneamento do Parana (Preference Shares)	670,100

	Canada - 2.0%
46,300	Boralex, Inc. Class A	708,551

	China - 3.4%
936,852	China Longyuan Power Group Corp. Ltd. Class H	720,273
96,480	ENN Energy Holdings Ltd.	523,007

		1,243,280

	France - 6.6%
17,283	Cie de Saint-Gobain	932,536
33,902	Rexel S.A.	605,433
51,854	Suez Environnement Co.	851,794

		2,389,763

	Germany - 2.9%
7,227	Siemens AG	1,036,662

	Japan - 8.8%
4,910	Daikin Industries Ltd.	477,367
40,800	Fujitsu General Ltd.	865,396
124,000	IHI Corp.*	419,913
13,500	Kyudenko Corp.	386,853
17,100	Park24 Co., Ltd.	441,212
35,420	Sekisui Chemical Co., Ltd.	594,476

		3,185,217

	Norway - 1.8%
54,683	Tomra Systems ASA	635,293

	Spain - 7.1%
123,164	EDP Renovaveis S.A.	938,587
148,298	Iberdrola S.A.	1,066,080
28,582	Red Electrica Corp. S.A.	557,038

		2,561,705

	Sweden - 4.0%
29,282	Electrolux AB Series B	869,004
64,443	Nibe Industrier AB Class B	570,779

		1,439,783

	Switzerland - 2.3%
33,718	ABB Ltd.	826,234

	United Kingdom - 1.9%
8,798	Delphi Automotive plc	707,359

	United States - 47.0%
28,967	8Point3 Energy Partners L.P.	358,032
61,221	Advanced Emissions Solutions, Inc.*	575,478
9,622	American Water Works Co., Inc.	767,451
16,211	Applied Materials, Inc.	658,329
19,836	AquaVenture Holdings Ltd.*	364,387
25,631	Avangrid, Inc.	1,114,949
15,726	Clean Harbors, Inc.*	913,838
10,988	Eaton Corp. plc	831,132
8,166	Edison International	653,035
12,057	First Solar, Inc.*	356,284
37,978	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	832,478

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.1% - (continued)
	United States - 47.0% - (continued)
5,402	Hubbell, Inc. Class B	$611,128
5,358	Illinois Tool Works, Inc.	739,886
20,682	Itron, Inc.*	1,341,228
16,660	Johnson Controls International plc	692,556
61,544	Mueller Water Products, Inc. Class A	692,370
7,277	NextEra Energy, Inc.	971,916
15,521	Owens Corning	944,453
16,469	Pattern Energy Group, Inc.	362,647
9,473	Pentair plc	611,103
5,354	Rogers Corp.*	551,141
11,991	Waste Management, Inc.	872,705
7,754	Watts Water Technologies, Inc. Class A	482,299
12,829	Xylem, Inc.	659,539

		16,958,364

	Total Common Stocks (cost $28,628,218)	$33,978,612

	Total Long-Term Investments (cost $28,628,218)	$33,978,612

SHORT-TERM INVESTMENTS - 5.0%
	Other Investment Pools & Funds - 5.0%
1,793,137	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$1,793,137

	Total Short-Term Investments (cost $1,793,137)	$1,793,137

Total Investments (cost $30,421,355)^	99.1%	$35,771,749
Other Assets and Liabilities	0.9%	328,519

Total Net Assets	100.0%	$36,100,268

The accompanying notes are an integral part of these financial statements.

34

Hartford Environmental Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$5,979,209
Unrealized Depreciation	(628,815)

Net Unrealized Appreciation	$5,350,394

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

35

Hartford Environmental Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Austria	$1,616,301	$543,138	$1,073,163	$—
Brazil	670,100	670,100	—	—
Canada	708,551	708,551	—	—
China	1,243,280	—	1,243,280	—
France	2,389,763	—	2,389,763	—
Germany	1,036,662	—	1,036,662	—
Japan	3,185,217	—	3,185,217	—
Norway	635,293	635,293	—	—
Spain	2,561,705	—	2,561,705	—
Sweden	1,439,783	—	1,439,783	—
Switzerland	826,234	—	826,234	—
United Kingdom	707,359	707,359	—	—
United States	16,958,364	16,958,364	—	—
Short-Term Investments	1,793,137	1,793,137	—	—

Total	$35,771,749	$22,015,942	$13,755,807	$—

(1)	For the six-month period ended April 30, 2017, investments valued at $1,012,092 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor; there were no transfers from Level 1 to Level 2 and there were no transfers in or out of Level 3.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

36

Hartford Global Capital Appreciation Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Automobiles & Components - 2.7%
1,830,543	Chongqing Changan Automobile Co., Ltd. Class B	$2,423,651
69,352	Delphi Automotive plc	5,575,901
42,572	General Motors Co.	1,474,694
141,400	Goodyear Tire & Rubber Co.	5,122,922
58,730	Magna International, Inc.	2,453,232
75,370	Mazda Motor Corp.	1,113,386
50,551	Tata Motors Ltd.	360,645
165,178	Tata Motors Ltd. ADR	5,891,899
143,800	Toyo Tire & Rubber Co., Ltd.	2,529,389
10,864	Volkswagen AG (Preference Shares)	1,724,624

		28,670,343

	Banks - 10.7%
1,515,954	Banco Santander S.A.	9,879,353
309,671	Bank of America Corp.	7,227,721
9,119,709	Bank of Ireland*	2,295,770
38,900	Bank of Montreal	2,754,532
41,633	Bank of Nova Scotia	2,316,044
43,236	BNP Paribas S.A.	3,051,475
669,238	CaixaBank S.A.	3,038,635
28,100	Canadian Imperial Bank of Commerce	2,269,532
229,163	Citigroup, Inc.	13,548,116
51,038	Citizens Financial Group, Inc.	1,873,605
924,044	Eurobank Ergasias S.A.*	744,844
551,832	FinecoBank Banca Fineco S.p.A.	3,931,107
479,523	Genworth Mortgage Insurance Australia Ltd.	1,179,239
112,732	HDFC Bank Ltd.	2,743,210
267,200	HSBC Holdings plc	2,203,416
169,022	Huntington Bancshares, Inc.	2,173,623
863,688	ICICI Bank Ltd.	3,724,279
735,285	ICICI Bank Ltd. ADR	6,301,392
99,345	IndusInd Bank Ltd.	2,230,800
385,592	Itau Unibanco Holding S.A. ADR	4,742,782
22,511	JP Morgan Chase & Co.	1,958,457
145,218	LIC Housing Finance Ltd.	1,509,515
197,200	Mitsubishi UFJ Financial Group, Inc.	1,249,576
45,717	PNC Financial Services Group, Inc.	5,474,611
327,500	Public Bank Bhd	1,505,085
59,400	Royal Bank of Canada	4,067,337
281,800	Sberbank of Russia PJSC ADR	3,359,568
54,350	Sumitomo Mitsui Financial Group, Inc.	2,018,049
80,900	Toronto-Dominion Bank	3,806,606
172,798	UniCredit S.p.A.*	2,813,581
105,780	Wells Fargo & Co.	5,695,195

		111,687,055

	Capital Goods - 6.7%
23,675	3M Co.	4,636,275
57,605	AerCap Holdings N.V.*	2,650,406
65,471	Airbus SE	5,296,119
76,533	Alstom S.A.*	2,429,184
116,060	Assa Abloy AB Class B	2,512,102
95,308	Cie de Saint-Gobain	5,142,517
1,592,363	Cobham plc	2,732,716
121,015	Denyo Co., Ltd.	1,774,598
50,011	Eaton Corp. plc	3,782,832
84,028	Fastenal Co.	3,754,371
8,178	General Dynamics Corp.	1,584,815
142,300	Hino Motors Ltd.	1,785,479
25,025	Honeywell International, Inc.	3,281,779

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Capital Goods - 6.7% - (continued)
20,615	Illinois Tool Works, Inc.	$2,846,725
461,000	Kawasaki Heavy Industries Ltd.	1,395,728
27,643	Legrand S.A.	1,789,357
115,881	Leonardo S.p.A.*	1,821,029
10,406	Lockheed Martin Corp.	2,803,897
7,793	MAN SE	818,781
19,825	Middleby Corp.*	2,698,777
461,510	Mitsubishi Heavy Industries Ltd.	1,849,209
289,226	QinetiQ Group plc	1,100,639
20,728	Rheinmetall AG	1,902,616
431,790	Sanwa Holdings Corp.	4,352,514
14,972	Siemens AG	2,147,627
22,648	United Technologies Corp.	2,694,886

		69,584,978

	Commercial & Professional Services - 1.8%
130,757	Atento S.A.*	1,170,275
166,800	Experian plc	3,588,327
100,943	IHS Markit Ltd.*	4,380,926
2,210	Klarna Holding AB*(1)(2)(3)	240,250
107,465	Nippon Kanzai Co., Ltd.	1,761,050
26,020	Republic Services, Inc.	1,639,000
115,200	Steelcase, Inc. Class A	1,964,160
49,827	TransUnion*	1,994,575
32,954	Waste Management, Inc.	2,398,392

		19,136,955

	Consumer Durables & Apparel - 2.2%
857,371	Cairn Homes plc*	1,461,607
265,894	Crocs, Inc.*	1,656,519
10,645,165	Global Brands Group Holding Ltd.*	1,256,712
226,900	Gree Electric Appliances, Inc. of Zhuhai Class A	1,085,583
179,434	NIKE, Inc. Class B	9,942,438
158,600	Sony Corp.	5,442,251
39,600	VF Corp.	2,163,348

		23,008,458

	Consumer Services - 3.2%
8,450	Chipotle Mexican Grill, Inc.*	4,009,272
151,067	Compass Group plc	3,050,161
1,797,250	Genting Singapore plc	1,431,941
63,824	Hilton Worldwide Holdings, Inc.	3,763,701
41,900	HIS Co., Ltd.	998,541
903,006	Kroton Educacional S.A.	4,253,222
787,738	Ladbrokes Coral Group plc	1,335,543
70,773	Las Vegas Sands Corp.	4,174,899
1,041,715	Mandarin Oriental International Ltd.	1,489,653
21,688	Marriott International, Inc. Class A	2,047,781
27,748	McDonald’s Corp.	3,882,778
122,273	OPAP S.A.	1,211,682
13,169	Wynn Resorts Ltd.	1,619,919

		33,269,093

	Diversified Financials - 2.7%
99,380	Amundi S.A.(1)	6,539,801
632,910	Anima Holding S.p.A.(1)	4,137,461
237,225	Cerved Information Solutions S.p.A.	2,532,663
303,632	Deutsche Bank AG*	5,470,634
224,760	Ichiyoshi Securities Co., Ltd.	1,791,357
45,045	Intercontinental Exchange, Inc.	2,711,709
54,210	Ocelot Partners Ltd.*(1)	542,100
51,329	Synchrony Financial	1,426,946

The accompanying notes are an integral part of these financial statements.

37

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Diversified Financials - 2.7% - (continued)
36,800	Thomson Reuters Corp.	$1,672,249
103,357	UBS Group AG*	1,764,390

		28,589,310

	Energy - 3.1%
48,323	Anadarko Petroleum Corp.	2,755,377
38,102	Baker Hughes, Inc.	2,262,116
49,061	Cabot Oil & Gas Corp.	1,140,178
40,757	Canadian Natural Resources Ltd.	1,298,926
4,252	Centennial Resource Development, Inc. Class A*	70,115
11,813	Diamondback Energy, Inc.*	1,179,410
56,145	Halliburton Co.	2,575,933
14,234	Helmerich & Payne, Inc.	863,150
24,940	Hess Corp.	1,217,820
5,291,085	Hilong Holding Ltd.	1,153,992
78,830	Imperial Oil Ltd.	2,293,205
178,743	Kinder Morgan, Inc.	3,687,468
53,119	Newfield Exploration Co.*	1,838,980
26,678	Pioneer Natural Resources Co.	4,615,027
234,002	Rosneft Oil Co. PJSC GDR	1,294,686
89,478	Southwestern Energy Co.*	671,980
207,372	Trican Well Service Ltd.*	569,682
60,536	WPX Energy, Inc.*	722,194
82,627	YPF S.A. ADR	2,134,255

		32,344,494

	Food & Staples Retailing - 1.5%
24,176	Costco Wholesale Corp.	4,291,724
10,200	George Weston Ltd.	916,024
27,000	Loblaw Cos. Ltd.	1,515,307
60,400	Seven & I Holdings Co., Ltd.	2,550,931
1,452,400	Wal-Mart de Mexico S.A.B. de C.V.	3,271,232
36,417	Walgreens Boots Alliance, Inc.	3,151,527

		15,696,745

	Food, Beverage & Tobacco - 4.5%
87,647	Altria Group, Inc.	6,291,302
84,690	British American Tobacco plc	5,721,934
435,261	C&C Group plc	1,795,529
4,764	CJ CheilJedang Corp.	1,428,600
98,663	Coca-Cola Co.	4,257,309
71,048	Coca-Cola HBC AG*	1,971,089
152,291	Diageo plc	4,432,758
18,362	Dr Pepper Snapple Group, Inc.	1,682,877
32,143	Heineken N.V.	2,866,938
116,300	Kuala Lumpur Kepong Bhd	656,917
14,660	McCormick & Co., Inc.	1,464,534
64,303	Monster Beverage Corp.*	2,918,070
50,598	Nestle S.A.	3,897,081
28,114	PepsiCo, Inc.	3,184,754
149,400	PPB Group Bhd	581,631
595,032	Vina Concha y Toro S.A.	962,083
154,902	Wuliangye Yibin Co., Ltd. Class A	1,021,840
657,929	Yantai Changyu Pioneer Wine Co., Ltd. Class B	1,617,113

		46,752,359

	Health Care Equipment & Services - 4.2%
11,501	ABIOMED, Inc.*	1,498,810
14,767	Align Technology, Inc.*	1,987,934
14,329	Becton Dickinson and Co.	2,679,093
92,271	Cardinal Health, Inc.	6,697,952
36,056	Danaher Corp.	3,004,546

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Health Care Equipment & Services - 4.2% - (continued)
23,314	Edwards Lifesciences Corp.*	$2,556,846
31,567	Envision Healthcare Corp.*	1,768,699
38,746	HCA Holdings, Inc.*	3,262,801
44,319	Hologic, Inc.*	2,001,003
20,616	McKesson Corp.	2,850,987
48,074	Medtronic plc	3,994,469
15,881	Quest Diagnostics, Inc.	1,675,604
2,444,780	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,781,595
31,900	STERIS plc	2,354,220
21,663	UnitedHealth Group, Inc.	3,788,425
16,800	Universal Health Services, Inc. Class B	2,028,768

		43,931,752

	Household & Personal Products - 2.1%
23,865	Beiersdorf AG	2,373,404
54,071	Colgate-Palmolive Co.	3,895,275
284,601	Coty, Inc. Class A	5,080,128
31,714	Estee Lauder Cos., Inc. Class A	2,763,558
21,399	Procter & Gamble Co.	1,868,775
27,401	Reckitt Benckiser Group plc	2,524,658
61,155	Unilever N.V.	3,194,737

		21,700,535

	Insurance - 2.8%
276,800	AIA Group Ltd.	1,915,853
73,534	American International Group, Inc.	4,478,956
87,280	Assicurazioni Generali S.p.A.	1,382,516
116,996	AXA S.A.	3,121,468
30,989	Chubb Ltd.	4,253,240
18,100	Intact Financial Corp.	1,239,904
35,164	Marsh & McLennan Cos., Inc.	2,606,707
83,755	MetLife, Inc.	4,339,347
98,000	Sony Financial Holdings, Inc.	1,630,006
55,900	T&D Holdings, Inc.	831,208
28,757	Willis Towers Watson plc	3,813,753

		29,612,958

	Materials - 5.0%
9,554	Akzo Nobel N.V.	835,613
28,598	Celanese Corp. Series A	2,489,170
224,700	Cemex S.A.B. de C.V. ADR*	2,071,734
41,829	Constellium N.V. Class A*	290,712
119,773	CRH plc	4,367,037
19,291	Ecolab, Inc.	2,490,275
100,557	Freeport-McMoRan, Inc.*	1,282,102
1,689,762	Glencore plc*	6,640,998
47,135	International Paper Co.	2,543,876
63,062	KapStone Paper & Packaging Corp.	1,329,978
417,536	Klondex Mines Ltd.*	1,492,675
101,559	LafargeHolcim Ltd.	5,759,250
6,618	LG Chem Ltd.	1,591,815
232,042	Platform Specialty Products Corp.*	3,288,035
16,300	PPG Industries, Inc.	1,790,392
25,743	Praxair, Inc.	3,217,360
17,000	Randgold Resources Ltd. ADR	1,495,830
33,674	Reliance Steel & Aluminum Co.	2,654,185
55,271	Smurfit Kappa Group plc	1,480,482
495,130	Sumitomo Osaka Cement Co., Ltd.	2,148,903
493,340	Taiheiyo Cement Corp.	1,639,455
11,005	Valspar Corp.	1,237,402

		52,137,279

The accompanying notes are an integral part of these financial statements.

38

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Media - 3.0%
23,426	CJ E&M Corp.	$1,656,818
14,049	DISH Network Corp. Class A*	905,317
426,900	Grupo Televisa S.A.B. Series CPO, UNIT	2,071,543
137,530	Nippon Television Holdings, Inc.	2,304,981
364,324	SES S.A.	7,962,885
10,784	Time Warner, Inc.	1,070,528
180,185	Viacom, Inc. Class B	7,668,674
47,098	Walt Disney Co.	5,444,529
78,721	WPP plc	1,685,692

		30,770,967

	Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
31,410	Alder Biopharmaceuticals, Inc.*	629,770
21,799	Allergan plc	5,315,904
25,500	AstraZeneca plc	1,527,179
105,316	AstraZeneca plc ADR	3,185,809
6,813	Biogen, Inc.*	1,847,754
247,425	Bristol-Myers Squibb Co.	13,868,171
33,200	Celgene Corp.*	4,118,460
33,700	Eisai Co., Ltd.	1,771,932
20,062	Ionis Pharmaceuticals, Inc.*	966,788
34,438	Johnson & Johnson	4,252,060
64,333	Merck & Co., Inc.	4,009,876
120,662	Mylan N.V.*	4,506,726
78,003	Novartis AG	6,005,066
54,950	Ono Pharmaceutical Co., Ltd.	1,133,439
8,410	Regeneron Pharmaceuticals, Inc.*	3,267,201
11,786	Roche Holding AG	3,083,975
30,648	Teva Pharmaceutical Industries Ltd. ADR	967,864
12,400	Thermo Fisher Scientific, Inc.	2,050,092
8,065	UCB S.A.	629,465
11,000	Vertex Pharmaceuticals, Inc.*	1,301,300

		64,438,831

	Real Estate - 3.1%
42,015	American Tower Corp. REIT	5,291,369
346,700	BR Malls Participacoes S.A.*	1,534,675
1,348,520	Corp. Inmobiliaria Vesta S.A.B. de C.V.	1,896,857
92,120	Daiwa House Industry Co., Ltd.	2,738,632
151,457	Grivalia Properties REIC A.E. REIT	1,408,947
979,636	Hibernia plc REIT	1,342,489
110,838	Host Hotels & Resorts, Inc. REIT	1,989,542
1,843,435	New South Resources Ltd.*	2,055,681
355,034	Oberoi Realty Ltd.	2,192,016
22,202	Public Storage REIT	4,648,655
35,806	Realogy Holdings Corp.	1,093,873
10,000	Simon Property Group, Inc. REIT	1,652,600
79,208	STORE Capital Corp. REIT	1,900,200
62,101	Vonovia SE	2,248,316
4,081	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)	211,437

		32,205,289

	Retailing - 3.4%
26,157	Advance Auto Parts, Inc.	3,717,956
727,000	Allstar Co.*(1)(2)(3)	145,400
5,029	Amazon.com, Inc.*	4,651,775
10,700	Expedia, Inc.	1,430,804
5,968	Honest Co.*(1)(2)(3)	191,095
5,907	JAND, Inc. Class A*(1)(2)(3)	45,484
67,900	L Brands, Inc.	3,585,799
20,885	Lowe’s Cos., Inc.	1,772,719

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Retailing - 3.4% - (continued)
48,047	Netflix, Inc.*	$7,312,753
1,585	Priceline Group, Inc.*	2,927,210
162,400	Rakuten, Inc.	1,663,633
44,821	TJX Cos., Inc.	3,524,724
39,437	Tory Burch LLC*(1)(2)(3)	1,594,040
54,665	Zalando SE*(1)	2,411,391

		34,974,783

	Semiconductors & Semiconductor Equipment - 3.3%
368,988	Advanced Micro Devices, Inc.*	4,907,540
32,412	Broadcom Ltd.	7,156,894
69,428	Intel Corp.	2,509,822
39,702	Microchip Technology, Inc.	3,000,677
70,227	Micron Technology, Inc.*	1,943,181
81,100	QUALCOMM, Inc.	4,358,314
37,005	Silicon Motion Technology Corp. ADR	1,796,593
23,985	Skyworks Solutions, Inc.	2,392,264
641,630	Taiwan Semiconductor Manufacturing Co., Ltd.	4,133,313
79,900	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,642,293

		34,840,891

	Software & Services - 11.0%
49,126	Accenture plc Class A	5,958,984
3,900	Activision Blizzard, Inc.	203,775
82,924	Alibaba Group Holding Ltd. ADR*	9,577,722
21,619	Alliance Data Systems Corp.	5,396,751
2,004	Alphabet, Inc. Class A*	1,852,738
7,384	Alphabet, Inc. Class C*	6,689,609
26,400	Amdocs Ltd.	1,616,736
32,863	Automatic Data Processing, Inc.	3,433,855
9,405	Baidu, Inc. ADR*	1,695,063
27,295	Cap Gemini S.A.	2,732,829
43,919	ChinaCache International Holdings Ltd. ADR*	50,068
11,315	CoStar Group, Inc.*	2,725,670
62,000	Descartes Systems Group, Inc.*	1,430,717
69,544	Facebook, Inc. Class A*	10,448,986
33,700	Global Payments, Inc.	2,755,312
15,540	GoDaddy, Inc. Class A*	604,817
357,195	Just Eat plc*	2,670,175
73,591	Microsoft Corp.	5,038,040
7,022	NetEase, Inc. ADR	1,863,569
3,168	Netmarble Games Corp.*(1)	441,471
138,860	Nets A/S*(1)	2,525,744
116,900	Nexon Co., Ltd.	1,989,562
8,900	Nintendo Co., Ltd.	2,252,282
30,254	Salesforce.com, Inc.*	2,605,474
70,560	ServiceNow, Inc.*	6,666,509
11,491	SINA Corp.*	882,624
51,483	SS&C Technologies Holdings, Inc.	1,891,485
14,093	Trade Desk, Inc. Class A*	526,374
10,621	Ultimate Software Group, Inc.*	2,152,558
28,813	Veracode, Inc.*(1)(2)(3)	117,269
84,330	Verint Systems, Inc.*	3,314,169
34,824	Visa, Inc. Class A	3,176,645
16,243	Weibo Corp. ADR*	907,334
65,758	Workday, Inc. Class A*	5,747,249
351,525	Worldpay Group plc(1)	1,365,168
325,979	Yandex N.V. Class A*	8,886,187
53,049	Zillow Group, Inc. Class C*	2,068,911

		114,262,431

The accompanying notes are an integral part of these financial statements.

39

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Technology Hardware & Equipment - 3.3%
160,500	AAC Technologies Holdings, Inc.	$2,352,768
31,800	Acacia Communications, Inc.*	1,457,712
38,269	ARRIS International plc*	994,611
252,000	Catcher Technology Co., Ltd.	2,587,877
50,589	Cisco Systems, Inc.	1,723,567
286,300	Flex Ltd.*	4,426,198
12,000	Largan Precision Co., Ltd.	1,992,833
385,940	Nokia Oyj	2,206,359
4,853	Samsung Electronics Co., Ltd.	9,513,954
22,013	Samsung SDI Co., Ltd.	2,657,482
37,330	Western Digital Corp.	3,324,983
1,173,020	WPG Holdings Ltd.	1,486,975

		34,725,319

	Telecommunication Services - 2.0%
24,700	BCE, Inc.	1,124,578
626,110	BT Group plc	2,469,969
174,474	Hellenic Telecommunications Organization S.A.	1,694,489
83,215	KDDI Corp.	2,206,366
101,145	KT Corp. ADR	1,677,995
90,100	Nippon Telegraph & Telephone Corp.	3,861,292
713,400	Singapore Telecommunications Ltd.	1,903,813
44,200	SoftBank Group Corp.	3,352,688
730,964	Telecom Italia S.p.A.*	648,798
1,127,268	Telecom Italia S.p.A.	804,484
32,700	TELUS Corp.	1,088,044

		20,832,516

	Transportation - 2.8%
979,236	Air New Zealand Ltd.	1,714,476
107,900	Azul S.A. (Preference Shares)*	814,506
54,810	Canadian National Railway Co.	3,961,835
53,435	CSX Corp.	2,716,635
12,089	DSV A/S	673,181
36,653	Genesee & Wyoming, Inc. Class A*	2,483,607
54,625	Hitachi Transport System Ltd.	1,160,955
18,113	J.B. Hunt Transport Services, Inc.	1,624,012
56,700	Japan Airlines Co., Ltd.	1,790,665
20,600	Knight Transportation, Inc.	706,580
12,910	Kuehne + Nagel International AG	1,952,448
200,800	Swift Transportation Co.*	4,935,664
41,837	United Parcel Service, Inc. Class B	4,495,804

		29,030,368

	Utilities - 5.8%
28,216	Ameren Corp.	1,543,133
36,111	American Electric Power Co., Inc.	2,449,409
20,215	American Water Works Co., Inc.	1,612,348
15,264	Atmos Energy Corp.	1,236,689
768,000	China Longyuan Power Group Corp. Ltd. Class H	590,456
774,500	Cia de Saneamento do Parana (Preference Shares)	2,508,423
33,439	CMS Energy Corp.	1,518,131
26,397	Consolidated Edison, Inc.	2,092,754
37,953	Dominion Resources, Inc.	2,938,701
17,720	DTE Energy Co.	1,853,335
38,654	Duke Energy Corp.	3,188,955
219,302	E.ON SE	1,709,543
27,064	Edison International	2,164,308
15,900	Emera, Inc.	550,364
74,700	ENN Energy Holdings Ltd.	404,940
31,036	Eversource Energy	1,843,538

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Utilities - 5.8% - (continued)
46,000	Fortis, Inc.	$1,496,883
41,900	Hydro One Ltd.(1)	737,904
514,622	Iberdrola S.A.	3,699,497
229,340	Infraestructura Energetica Nova, S.A.B. de C.V.	1,069,265
259,979	National Grid plc	3,366,273
25,289	NextEra Energy, Inc.	3,377,599
864,918	NTPC Ltd.	2,211,230
36,901	PG&E Corp.	2,474,212
15,456	Pinnacle West Capital Corp.	1,315,151
333,130	Power Assets Holdings Ltd.	2,996,205
45,454	Public Service Enterprise Group, Inc.	2,002,249
59,315	Southern Co.	2,953,887
12,620	UGI Corp.	633,019
30,371	WEC Energy Group, Inc.	1,838,053
45,234	Xcel Energy, Inc.	2,037,792

		60,414,246

	Total Common Stocks (cost $939,434,385)	$1,012,617,955

PREFERRED STOCKS - 1.9%
	Capital Goods - 0.1%
198,151	Lithium Technology Corp.*(1)(2)(3)	$1,034,348

	Commercial & Professional Services - 0.1%
15,711	Rubicon Global Holdings LLC Series C*(1)(2)(3)	418,379

	Consumer Durables & Apparel - 0.0%
46,766	One Kings Lane, Inc.*(1)(2)(3)	48,637

	Consumer Services - 0.1%
5,648	Airbnb, Inc. Series E*(1)(2)(3)	593,040
121,867	DraftKings, Inc.*(1)(2)(3)	266,889
53,295	DraftKings, Inc. Series E*(1)(2)(3)	105,524

		965,453

	Real Estate - 0.2%
123,147	Redfin Corp. Series G*(1)(2)(3)	550,467
20,282	WeWork Companies, Inc. Class D-1*(1)(2)(3)	1,050,811
15,935	WeWork Companies, Inc. Class D-2*(1)(2)(3)	825,592

		2,426,870

	Retailing - 0.1%
225,050	Coupang LLC*(1)(2)(3)	1,023,978
13,190	JAND, Inc. Series D*(1)(2)(3)	122,535

		1,146,513

	Software & Services - 1.3%
75,898	Birst, Inc. Series F*(1)(2)(3)	139,652
14,984	Cloudera, Inc.*(1)(2)(3)	244,089
10,669	Dropbox, Inc. Series C*(1)(2)(3)	182,226
243,469	Essence Group Holdings Corp.*(1)(2)(3)	542,936
26,099	ForeScout Technologies, Inc.*(1)(2)(3)	295,702
5,988	General Assembly Space, Inc.*(1)(2)(3)	293,537
38,688	Lookout, Inc. Series F*(1)(2)(3)	302,927
51,890	MarkLogic Corp. Series F*(1)(2)(3)	541,732
249,735	Pinterest, Inc. Series G*(1)(2)(3)	1,748,145
168,432	Uber Technologies, Inc.*(1)(2)(3)	8,214,804
160,709	Zuora, Inc. Series F*(1)(2)(3)	728,012

		13,233,762

	Total Preferred Stocks (cost $12,600,054)	$19,273,962

The accompanying notes are an integral part of these financial statements.

40

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Retailing - 0.0%
13,926	Honest Co. Series C*(1)(2)(3)	$448,556

	Total Convertible Preferred Stocks (cost $376,800)	$448,556

WARRANTS - 0.0%
	Diversified Financials - 0.0%
54,210	Ocelot Partners Ltd. Expires 4/1/20*	$24,394

	Total Warrants (cost $542)	$24,394

	Total Long-Term Investments (cost $952,411,781)	$1,032,364,867

SHORT-TERM INVESTMENTS - 1.1%
	Other Investment Pools & Funds - 1.1%
11,148,718	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$11,148,718

	Total Short-Term Investments (cost $11,148,718)	$11,148,718

Total Investments (cost $963,560,499)^	100.1%	$1,043,513,585
Other Assets and Liabilities	(0.1)%	(800,674)

Total Net Assets	100.0%	$1,042,712,911

The accompanying notes are an integral part of these financial statements.

41

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$105,632,630
Unrealized Depreciation	(25,679,544)

Net Unrealized Appreciation	$79,953,086

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $40,968,533, which represented 3.9% of total net assets.

(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
07/2015	5,648	Airbnb, Inc. Series E Preferred	$525,797
08/2011	727,000	Allstar Co.	316,259
03/2015	75,898	Birst, Inc. Series F Preferred	443,313
02/2014	14,984	Cloudera, Inc. Preferred	218,167
11/2014	225,050	Coupang LLC Preferred	700,608
12/2014	121,867	DraftKings, Inc. Preferred	219,517
12/2015	53,295	DraftKings, Inc. Series E Preferred	78,639
01/2014	10,669	Dropbox, Inc. Series C Preferred	203,791
05/2014	243,469	Essence Group Holdings Corp. Preferred	384,997
11/2015	26,099	ForeScout Technologies, Inc. Preferred	309,717
07/2015	5,988	General Assembly Space, Inc. Preferred	293,537
01/2015	5,968	Honest Co.	161,478
08/2014	13,926	Honest Co. Series C Convertible Preferred	376,800
04/2015	5,907	JAND, Inc. Class A	67,844
04/2015	13,190	JAND, Inc. Series D Preferred	151,491
08/2015	2,210	Klarna Holding AB	242,394
08/2014	198,151	Lithium Technology Corp. Preferred	965,788
07/2014	38,688	Lookout, Inc. Series F Preferred	441,937
04/2015	51,890	MarkLogic Corp. Series F Preferred	602,661
01/2014	46,766	One Kings Lane, Inc. Preferred	720,992
03/2015	249,735	Pinterest, Inc. Series G Preferred	1,792,870
12/2014	123,147	Redfin Corp. Series G Preferred	406,102
09/2015	15,711	Rubicon Global Holdings LLC Series C Preferred	313,599
11/2013	39,437	Tory Burch LLC	3,090,928
06/2014	168,432	Uber Technologies, Inc. Preferred	2,612,894
04/2017	28,813	Veracode, Inc.	—
12/2014	4,081	WeWork Companies, Inc. Class A, REIT	67,953
12/2014	20,282	WeWork Companies, Inc. Class D-1 Preferred	337,719
12/2014	15,935	WeWork Companies, Inc. Class D-2 Preferred	265,336
01/2015	160,709	Zuora, Inc. Series F Preferred	610,582

			$16,923,710

At April 30, 2017, the aggregate value of these securities was $22,267,493, which represented 2.1% of total net assets.

The accompanying notes are an integral part of these financial statements.

42

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $22,267,493, which represented 2.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Buy	07/14/17	CBK	$13,100,453	$13,152,815	$52,362
EUR	Sell	06/21/17	CBK	4,286,712	4,411,405	(124,693)
EUR	Sell	07/14/17	GSC	12,917,591	13,152,815	(235,224)
JPY	Sell	06/21/17	BNP	11,605,214	11,841,686	(236,472)

Total						$(544,027)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
CBK	Citibank NA
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Private Joint Stock Company
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

43

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$28,670,343	$20,518,648	$8,151,695	$—
Banks	111,687,055	66,952,763	44,734,292	—
Capital Goods	69,584,978	33,467,479	36,117,499	—
Commercial & Professional Services	19,136,955	13,547,328	5,349,377	240,250
Consumer Durables & Apparel	23,008,458	16,309,495	6,698,963	—
Consumer Services	33,269,093	26,576,768	6,692,325	—
Diversified Financials	28,589,310	8,598,780	19,990,530	—
Energy	32,344,494	29,895,816	2,448,678	—
Food & Staples Retailing	15,696,745	13,145,814	2,550,931	—
Food, Beverage & Tobacco	46,752,359	24,816,846	21,935,513	—
Health Care Equipment & Services	43,931,752	42,150,157	1,781,595	—
Household & Personal Products	21,700,535	16,802,473	4,898,062	—
Insurance	29,612,958	20,731,907	8,881,051	—
Materials	52,137,279	29,154,208	22,983,071	—
Media	30,770,967	17,160,591	13,610,376	—
Pharmaceuticals, Biotechnology & Life Sciences	64,438,831	50,287,775	14,151,056	—
Real Estate	32,205,289	21,416,718	10,577,134	211,437
Retailing	34,974,783	28,923,740	4,075,024	1,976,019
Semiconductors & Semiconductor Equipment	34,840,891	30,707,578	4,133,313	—
Software & Services	114,262,431	102,693,675	11,451,487	117,269
Technology Hardware & Equipment	34,725,319	11,927,071	22,798,248	—
Telecommunication Services	20,832,516	3,890,617	16,941,899	—
Transportation	29,030,368	23,453,119	5,577,249	—
Utilities	60,414,246	45,436,102	14,978,144	—
Preferred Stocks	19,273,962	—	—	19,273,962
Convertible Preferred Stocks	448,556	—	—	448,556
Warrants	24,394	24,394	—	—
Short-Term Investments	11,148,718	11,148,718	—	—
Foreign Currency Contracts(2)	52,362	—	52,362	—

Total	$1,043,565,947	$709,738,580	$311,559,874	$22,267,493

Liabilities
Foreign Currency Contracts(2)	$(596,389)	$—	$(596,389)	$—

Total	$(596,389)	$—	$(596,389)	$—

(1)	For the six-month period ended April 30, 2017 investments valued at $7,256,484 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor; there were transfers from Level 1 to Level 2 and investments valued at $1,041,193 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2017:

Investments in Securities	Common Stocks	Convertible Preferred Stocks	Corporate Bonds	Preferred Stocks	Total
Beginning balance	$3,362,849	$522,364	$78,639	$21,174,525	$25,138,377
Conversions*	—	—	(78,639)	78,639	—
Accrued Discounts (Premiums)	—	—	—	—	—
Realized Gain (Loss)	—	—	—	552,812	552,812
Change in Unrealized Appreciation (Depreciation)	(817,874)	(73,808)	—	32,424	(859,258)
Net Purchases	—	—	—	—	—
Net Sales	—	—	—	(1,523,245)	(1,523,245)
Net Transfers in to Level 3	—	—	—	—	—
Net Transfers out of Level 3	—	—	—	(1,041,193)	(1,041,193)

Ending balance	$2,544,975	$448,556	$—	$19,273,962	$22,267,493

*	Private Equity security that was a convertible note is now trading as a preferred stock.

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2017 was $(648,457).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

44

Hartford Global Equity Income Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4%
	Belgium - 1.4%
19,038	Anheuser-Busch InBev N.V.	$2,146,921

	Brazil - 1.1%
133,000	Itau Unibanco Holding S.A. ADR	1,635,900

	Canada - 1.2%
19,928	Agrium, Inc.	1,871,837

	China - 3.4%
350,000	ENN Energy Holdings Ltd.	1,897,309
2,314,000	Jiangsu Expressway Co., Ltd. Class H	3,414,536

		5,311,845

	Finland - 1.3%
363,348	Nokia Oyj	2,077,204

	France - 2.6%
20,669	ICADE REIT	1,534,829
49,589	Total S.A.	2,545,562

		4,080,391

	Germany - 4.4%
60,855	Deutsche Post AG	2,187,360
253,703	E.ON SE	1,977,713
17,990	Siemens AG	2,580,537

		6,745,610

	Hong Kong - 1.4%
237,000	Power Assets Holdings Ltd.	2,131,602

	Italy - 3.1%
119,542	Assicurazioni Generali S.p.A.	1,893,547
98,155	Banca Generali S.p.A.	2,820,563

		4,714,110

	Japan - 4.4%
13,100	Daito Trust Construction Co., Ltd.	1,927,705
39,492	Eisai Co., Ltd.	2,076,474
116,700	NTT DoCoMo, Inc.	2,823,797

		6,827,976

	Luxembourg - 3.3%
45,023	Millicom International Cellular S.A.	2,466,914
120,013	SES S.A.	2,623,076

		5,089,990

	Mexico - 1.3%
879,100	Wal-Mart de Mexico S.A.B. de C.V.	1,979,992

	Netherlands - 3.3%
157,691	ING Groep N.V.	2,570,289
97,697	Royal Dutch Shell plc Class B	2,599,420

		5,169,709

	Russia - 1.0%
131,000	Sberbank of Russia PJSC ADR	1,561,758

	Sweden - 1.7%
207,865	Nordea Bank AB	2,556,493

	Switzerland - 5.3%
16,051	Roche Holding AG	4,199,973
14,701	Zurich Insurance Group AG	4,068,329

		8,268,302

	Taiwan - 1.6%
239,000	Catcher Technology Co., Ltd.	2,454,375

	United Kingdom - 13.1%
51,072	AstraZeneca plc	3,058,669
14,829	AstraZeneca plc ADR	448,577
98,102	British American Tobacco plc	6,628,093
448,693	BT Group plc	1,770,069

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	United Kingdom - 13.1% - (continued)
627,686	Centrica plc	$1,608,413
140,486	National Grid plc	1,819,048
76,704	Persimmon plc	2,314,397
51,262	Unilever N.V.	2,685,382

		20,332,648

	United States - 41.5%
3,797	BlackRock, Inc.	1,460,212
48,269	Bristol-Myers Squibb Co.	2,705,478
71,500	Brixmor Property Group, Inc. REIT	1,412,125
19,061	Caterpillar, Inc.	1,949,178
29,627	Chevron Corp.	3,161,201
91,372	Cisco Systems, Inc.	3,113,044
32,400	Dow Chemical Co.	2,034,720
5,998	Dropbox, Inc. Class B*(1)(2)(3)	65,078
37,089	Eaton Corp. plc	2,805,412
25,601	Edison International	2,047,312
102,337	Intel Corp.	3,699,483
91,653	International Paper Co.	4,946,512
35,540	JP Morgan Chase & Co.	3,091,980
17,600	L Brands, Inc.	929,456
104,706	Marathon Oil Corp.	1,556,978
26,500	Marsh & McLennan Cos., Inc.	1,964,445
45,629	Maxim Integrated Products, Inc.	2,014,520
79,552	Merck & Co., Inc.	4,958,476
41,970	MetLife, Inc.	2,174,466
53,130	Microsoft Corp.	3,637,280
60,300	Park Hotels & Resorts, Inc. REIT	1,547,901
20,500	Philip Morris International, Inc.	2,272,220
19,006	PNC Financial Services Group, Inc.	2,275,969
64,615	QUALCOMM, Inc.	3,472,410
27,209	Verizon Communications, Inc.	1,249,165
38,800	Wells Fargo & Co.	2,088,992
46,000	Weyerhaeuser Co. REIT	1,558,020

		64,192,033

	Total Common Stocks (cost $136,118,689)	$149,148,696

WARRANTS - 0.0%
	United States - 0.0%
1,471	Emergent Capital, Inc. Expires 4/11/19*	$—

	Total Warrants (cost $ -)	$—

	Total Long-Term Investments (cost $136,118,689)	$149,148,696

SHORT-TERM INVESTMENTS - 3.1%
	Other Investment Pools & Funds - 3.1%
4,811,279	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$4,811,279

	Total Short-Term Investments (cost $4,811,279)	$4,811,279

Total Investments (cost $140,929,968)^	99.5%	$153,959,975
Other Assets and Liabilities	0.5%	832,546

Total Net Assets	100.0%	$154,792,521

The accompanying notes are an integral part of these financial statements.

45

Hartford Global Equity Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$17,350,374
Unrealized Depreciation	(4,320,367)

Net Unrealized Appreciation	$13,030,007

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At April 30, 2017, the value of this security was $65,078, which represented 0.0% of total net assets.

(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the fair value of this security was $65,078, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
05/2012	5,998	Dropbox, Inc. Class B	$54,292

At April 30, 2017, the value of this security was $65,078, which represented 0.0% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

46

Hartford Global Equity Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Belgium	$2,146,921	$—	$2,146,921	$—
Brazil	1,635,900	1,635,900	—	—
Canada	1,871,837	1,871,837	—	—
China	5,311,845	—	5,311,845	—
Finland	2,077,204	—	2,077,204	—
France	4,080,391	1,534,829	2,545,562	—
Germany	6,745,610	—	6,745,610	—
Hong Kong	2,131,602	—	2,131,602	—
Italy	4,714,110	—	4,714,110	—
Japan	6,827,976	—	6,827,976	—
Luxembourg	5,089,990	—	5,089,990	—
Mexico	1,979,992	1,979,992	—	—
Netherlands	5,169,709	—	5,169,709	—
Russia	1,561,758	—	1,561,758	—
Sweden	2,556,493	—	2,556,493	—
Switzerland	8,268,302	—	8,268,302	—
Taiwan	2,454,375	—	2,454,375	—
United Kingdom	20,332,648	448,577	19,884,071	—
United States	64,192,033	64,126,955	—	65,078
Warrants	—	—	—	—
Short-Term Investments	4,811,279	4,811,279	—	—

Total	$153,959,975	$76,409,369	$77,485,528	$65,078

(1)	For the six-month period ended April 30, 2017, investments valued at $1,257,533 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $1,484,299 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in or out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

47

Hartford International Equity Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.5%
	Argentina - 0.6%
2,971	Grupo Financiero Galicia S.A. ADR	$116,077
863	Pampa Energia S.A. ADR*	47,068
2,676	YPF S.A. ADR	69,121

		232,266

	Australia - 3.8%
5,149	Australia & New Zealand Banking Group Ltd.	126,042
9,748	BHP Billiton plc	148,610
7,240	Brambles Ltd.	56,024
2,480	Commonwealth Bank of Australia	161,979
5,820	Dexus Property Group REIT	44,441
9,009	Goodman Group REIT	54,700
10,909	GPT Group REIT	42,851
10,994	Insurance Australia Group Ltd.	51,033
3,353	LendLease Group	40,255
23,509	Mirvac Group REIT	39,930
4,943	National Australia Bank Ltd.	125,464
13,893	Resolute Mining Ltd.	12,899
43,126	South32 Ltd.	89,370
13,612	Stockland REIT	49,403
5,428	Suncorp Group Ltd.	55,955
15,839	Telstra Corp. Ltd.	50,044
19,932	Vicinity Centres REIT	42,962
2,799	Wesfarmers Ltd.	90,099
13,148	Western Areas Ltd.*	21,821
5,375	Westpac Banking Corp.	140,904

		1,444,786

	Austria - 0.2%
508	Andritz AG	28,070
1,617	Zumtobel Group AG	33,672

		61,742

	Belgium - 1.2%
1,353	Ageas	55,400
5,348	AGFA-Gevaert N.V.*	27,135
2,062	Anheuser-Busch InBev N.V.	232,532
1,084	Orange Belgium S.A.*	22,612
885	Proximus S.A.	27,067
1,324	UCB S.A.	103,337

		468,083

	Brazil - 2.9%
32,585	BR Malls Participacoes S.A.*	144,238
7,900	Cia de Saneamento do Parana (Preference Shares)	25,586
2,700	Cia Paranaense de Energia (Preference Shares)	24,813
12,000	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	49,905
10,000	Itau Unibanco Holding S.A. (Preference Shares)	123,691
14,366	Itau Unibanco Holding S.A. ADR	176,702
52,367	Kroton Educacional S.A.	246,652
4,853	Localiza Rent a Car S.A.	72,320
24,762	Petroleo Brasileiro S.A. ADR*	223,106
1,500	Telefonica Brasil S.A. (Preference Shares)	22,348

		1,109,361

	Canada - 6.4%
936	Alimentation Couche-Tard, Inc. Class B	43,048
712	Atco Ltd. Class I	25,908
1,297	Bank of Montreal	91,841
2,037	Bank of Nova Scotia	113,232

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.5% - (continued)
	Canada - 6.4% - (continued)
1,660	Barrick Gold Corp.	$27,751
772	BCE, Inc.	35,149
6,450	Cameco Corp.	61,852
942	Canadian Imperial Bank of Commerce	76,082
416	Canadian National Railway Co.	30,070
366	Canadian Tire Corp. Ltd. Class A	44,669
1,123	Canadian Utilities Ltd. Class A	32,373
4,450	Centerra Gold, Inc.	22,983
949	CGI Group, Inc. Class A*	45,801
1,454	CI Financial Corp.	28,440
3,814	Descartes Systems Group, Inc.*	88,012
9,415	Eldorado Gold Corp.	34,459
855	Emera, Inc.	29,595
8,215	EnCana Corp.	87,924
4,535	First Quantum Minerals Ltd.	43,222
1,836	Fortis, Inc.	59,745
395	George Weston Ltd.	35,473
1,075	Gildan Activewear, Inc.	30,138
1,497	Great-West Lifeco, Inc.	40,270
685	IGM Financial, Inc.	20,579
1,524	Imperial Oil Ltd.	44,334
600	Industrial Alliance Insurance & Financial Services, Inc.	25,313
647	Intact Financial Corp.	44,321
6,500	Ivanhoe Mines Ltd. Class A*	22,809
5,580	Kinross Gold Corp.*	19,474
12,379	Klondex Mines Ltd.*	44,254
984	Loblaw Cos. Ltd.	55,225
2,790	Magna International, Inc.	116,542
5,535	Manulife Financial Corp.	97,072
1,334	Metro, Inc.	45,716
1,231	National Bank of Canada	47,840
1,781	Northern Dynasty Minerals Ltd.*	2,831
1,244	Open Text Corp.	43,133
1,747	Painted Pony Petroleum Ltd.*	6,399
1,688	Power Corp. of Canada	39,113
1,294	Power Financial Corp.	32,884
15,782	Raging River Exploration, Inc.*	92,145
1,428	RioCan REIT	27,126
1,176	Rogers Communications, Inc. Class B	53,922
2,062	Royal Bank of Canada	141,193
1,797	Sun Life Financial, Inc.	63,465
1,027	TELUS Corp.	34,172
2,732	Toronto-Dominion Bank	128,549
3,800	Tricon Capital Group, Inc.	29,731
4,550	Uranium Participation Corp.*	13,066

		2,419,245

	Chile - 0.3%
246,648	Banco de Chile	29,750
552,107	Banco Santander Chile	32,703
205,766	Enersis Americas S.A.	40,706

		103,159

	China - 5.7%
6,306	AAC Technologies Holdings, Inc.	92,440
3,581	Alibaba Group Holding Ltd. ADR*	413,605
30,496	China Longyuan Power Group Corp. Ltd. Class H	23,446
25,330	China Merchants Bank Co., Ltd. Class H	65,630
46,900	CSPC Pharmaceutical Group Ltd.	65,051
72,000	Daphne International Holdings Ltd.*	7,108

The accompanying notes are an integral part of these financial statements.

48

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.5% - (continued)
	China - 5.7% - (continued)
19,292	ENN Energy Holdings Ltd.	$104,580
26,288	Gree Electric Appliances, Inc. of Zhuhai Class A	125,773
23,200	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	123,056
7,900	Hangzhou Robam Appliances Co., Ltd. Class A	62,449
941	Kweichow Moutai Co., Ltd. Class A	56,311
17,200	Midea Group Co., Ltd. Class A	83,904
527	NetEase, Inc. ADR	139,861
67,960	PICC Property & Casualty Co., Ltd. Class H	109,246
60,965	Semiconductor Manufacturing International Corp.*	77,014
12,745	Tencent Holdings Ltd.	399,343
28,800	TravelSky Technology Ltd. Class H	75,802
1,020	Weibo Corp. ADR*	56,977
11,600	Wuliangye Yibin Co., Ltd. Class A	76,522

		2,158,118

	Colombia - 0.1%
2,272	Grupo de Inversiones Suramericana S.A.	30,041

	Czech Republic - 0.1%
1,363	CEZ AS	23,781

	Denmark - 0.7%
1,454	D/S Norden A/S*	29,060
2,301	DSV A/S	128,132
446	Genmab A/S*	88,743
851	ISS A/S	35,300

		281,235

	Finland - 0.2%
11,572	Nokia Oyj	66,155

	France - 7.8%
4,609	Air France-KLM*	38,721
4,180	Alstom S.A.*	132,675
6,064	BNP Paribas S.A.	427,980
1,475	Cap Gemini S.A.	147,680
6,211	Cie de Saint-Gobain	335,126
490	Cie Generale des Etablissements Michelin	64,092
3,592	Coface S.A.*	28,095
3,114	Engie S.A.	43,908
846	Essilor International S.A.	109,636
260	Imerys S.A.	22,368
1,025	Klepierre REIT	40,231
540	L’Oreal S.A.	107,541
795	Lagardere SCA	24,335
985	Legrand S.A.	63,760
695	Metropole Television S.A.	15,821
4,841	Orange S.A.	74,926
734	Publicis Groupe S.A.	52,992
270	Renault S.A.	25,178
2,511	Rexel S.A.	44,842
1,739	Sanofi	164,325
2,524	Schneider Electric SE	199,915
1,422	Societe Generale S.A.	77,972
227	Sopra Steria Group	34,034
2,234	Suez Environnement Co.	36,697
3,540	Television Francaise	43,319
7,309	Total S.A.	375,194
1,459	Valeo S.A.	104,990
402	Vicat S.A.	28,595
1,117	Vinci S.A.	95,211

		2,960,159

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.5% - (continued)
	Germany - 6.1%
1,419	BASF SE	$138,237
2,133	Beiersdorf AG	212,130
11,480	Deutsche Bank AG*	206,420
2,682	Deutsche Lufthansa AG	46,270
2,516	Deutsche Post AG	90,435
6,168	Deutsche Telekom AG	108,192
22,364	E.ON SE	174,336
802	Hamburger Hafen und Logistik AG	15,200
321	Hannover Rueck SE	38,509
959	HeidelbergCement AG	88,782
5,836	Infineon Technologies AG	120,627
4,064	Innogy SE(1)	149,408
3,181	Kontron AG*	11,216
518	Merck KGaA	60,850
2,397	METRO AG	78,884
422	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	80,905
1,190	Rheinmetall AG	109,230
1,547	RWE AG*	25,623
880	Salzgitter AG	30,122
890	SAP SE	89,148
1,105	Siemens AG	158,504
464	Volkswagen AG (Preference Shares)	73,658
4,409	Zalando SE*(1)	194,491

		2,301,177

	Greece - 0.4%
9,925	Alpha Bank A.E.*	21,143
9,318	Hellenic Telecommunications Organization S.A.	90,496
3,633	OPAP S.A.	36,002

		147,641

	Hong Kong - 2.7%
35,409	AIA Group Ltd.	245,081
31,635	AMVIG Holdings Ltd.	10,574
12,325	BOC Hong Kong Holdings Ltd.	50,650
4,066	China Mobile Ltd.	43,289
5,805	CK Hutchison Holdings Ltd.	72,489
5,594	CLP Holdings Ltd.	58,995
2,100	Dah Sing Financial Holdings Ltd.	15,920
570,000	G-Resources Group Ltd.	10,039
2,402	Hang Seng Bank Ltd.	48,655
5,460	Henderson Land Development Co., Ltd.	34,564
5,250	Hongkong Land Holdings Ltd.	40,462
4,609	Hysan Development Co., Ltd.	21,737
216,000	NetMind Financial Holdings Ltd.*	1,248
47,000	New World Department Store China Ltd.*	7,056
145,000	Pacific Basin Shipping Ltd.*	28,801
35,147	Sands China Ltd.	159,186
72,500	Sino Biopharmaceutical Ltd.	59,579
4,060	Sun Hung Kai Properties Ltd.	60,839
2,820	Swire Pacific Ltd. Class A	27,193
7,777	Swire Properties Ltd.	26,073

		1,022,430

	Hungary - 0.4%
17,448	Magyar Telekom Telecommunications plc	29,178
270	MOL Hungarian Oil & Gas plc	20,312
3,097	OTP Bank plc	87,076

		136,566

The accompanying notes are an integral part of these financial statements.

49

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.5% - (continued)
	India - 2.9%
8,408	Allahabad Bank*	$10,765
5,039	Bharat Financial Inclusion Ltd.*	62,948
1,491	Britannia Industries Ltd.	83,927
4,064	Canara Bank*	22,569
8,670	Corp. Bank*	7,913
3,507	Emami Ltd.	57,675
1,379	HDFC Bank Ltd. ADR	109,782
5,293	Hindustan Petroleum Corp. Ltd.	44,119
15,545	ICICI Bank Ltd.	67,031
15,068	ICICI Bank Ltd. ADR	129,133
7,763	Indiabulls Housing Finance Ltd.	122,601
817	Maruti Suzuki India Ltd.	82,807
11,845	NTPC Ltd.	30,283
10,479	TVS Motor Co., Ltd.	80,759
4,347	Yes Bank Ltd.	110,189
10,185	Zee Entertainment Enterprises Ltd.	83,398

		1,105,899

	Indonesia - 0.2%
47,930	Bank Central Asia Tbk PT	63,744

	Ireland - 1.0%
325,042	Bank of Ireland*	81,825
51,439	Cairn Homes plc*	87,691
3,003	CRH plc	109,382
50,581	Hibernia plc REIT	69,316
1,732	Smurfit Kappa Group plc	46,393

		394,607

	Israel - 0.6%
6,760	Bank Hapoalim BM	42,158
9,065	Bank Leumi Le-Israel BM*	42,394
18,067	Bezeq The Israeli Telecommunication Corp. Ltd.	30,355
1,430	Mizrahi Tefahot Bank Ltd.	23,068
1,209	Mobileye N.V.*	74,861
383	Nice Ltd.	25,871

		238,707

	Italy - 3.1%
3,705	Assicurazioni Generali S.p.A.	58,687
6,634	Banca Popolare dell’Emilia Romagna SC	36,292
9,041	Davide Campari-Milano S.p.A.	106,905
20,792	Eni S.p.A.	322,505
20,325	FinecoBank Banca Fineco S.p.A.	144,790
10,246	Geox S.p.A.	27,702
7,419	Leonardo S.p.A.*	116,587
266,410	Saipem S.p.A.*	114,673
27,828	Telecom Italia S.p.A.	19,860
47,341	Telecom Italia S.p.A.*	42,019
12,439	UniCredit S.p.A.*	202,538

		1,192,558

	Japan - 11.9%
2,450	Aisan Industry Co., Ltd.	22,023
300	Alpha Systems, Inc.	5,171
2,400	Alpine Electronics, Inc.	34,923
1,000	Avex Group Holdings, Inc.	14,707
1,000	Benesse Holdings, Inc.	30,177
1,700	Canon, Inc.	56,420
700	Cawachi Ltd.	18,406
4,450	Chiyoda Corp.	29,586
1,370	Chubu Steel Plate Co., Ltd.	7,474
4,500	Citizen Watch Co., Ltd.	29,855

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.5% - (continued)
	Japan - 11.9% - (continued)
900	CMIC Holdings Co., Ltd.	$11,625
2,800	Dai-ichi Life Holdings, Inc.	47,712
850	DeNA Co., Ltd.	18,222
4,540	Eisai Co., Ltd.	238,711
220	en-japan, Inc.	4,890
1,300	Exedy Corp.	35,493
11,000	Fujitsu Ltd.	68,666
2,600	Funai Electric Co., Ltd.	19,416
600	Gendai Agency, Inc.	3,102
4,800	Gree, Inc.	38,490
4,166	Hino Motors Ltd.	52,272
1,300	Hisaka Works Ltd.	11,124
2,730	Honda Motor Co., Ltd.	79,458
1,020	Honeys Holdings Co., Ltd.	10,275
2,800	Hosiden Corp.	30,846
3,000	Ichiyoshi Securities Co., Ltd.	23,910
2,500	Inpex Corp.	23,956
1,500	Japan Petroleum Exploration Co., Ltd.	32,796
1,800	Japan Steel Works Ltd.	28,898
3,000	JSR Corp.	54,827
4,520	KDDI Corp.	119,844
2,200	Keihin Corp.	34,617
3,740	Komatsu Ltd.	99,939
1,100	Kuroda Electric Co., Ltd.	22,948
1,600	Kyoei Steel Ltd.	25,870
500	Melco Holdings, Inc.	14,154
900	Miraial Co., Ltd.	7,435
19,060	Mitsubishi Heavy Industries Ltd.	76,371
8,590	Mitsubishi Motors Corp.	55,015
23,739	Mitsubishi UFJ Financial Group, Inc.	150,424
5,100	Mitsui Fudosan Co., Ltd.	112,212
54,764	Mizuho Financial Group, Inc.	100,105
1,800	Nakayama Steel Works Ltd.	11,379
1,900	NET One Systems Co., Ltd.	17,336
1,600	Neturen Co., Ltd.	13,215
2,054	NGK Spark Plug Co., Ltd.	44,546
3,300	Nichicon Corp.	31,388
1,075	Nidec Corp.	98,635
2,400	Nikon Corp.	34,261
630	Nintendo Co., Ltd.	159,431
4,900	Nippon Chemi-Con Corp.	16,626
1,329	Nippon Telegraph & Telephone Corp.	56,955
3,480	Nippon Television Holdings, Inc.	58,324
2,000	Nissin Kogyo Co., Ltd.	34,392
1,900	NOK Corp.	45,287
1,600	Oita Bank Ltd.	6,192
7,213	Ono Pharmaceutical Co., Ltd.	148,781
6,000	Pacific Metals Co., Ltd.*	19,489
638	PAL GROUP Holdings Co., Ltd.	16,965
18,000	Pioneer Corp.*	32,490
500	Proto Corp.	6,551
4,800	Rakuten, Inc.	49,171
1,500	Relia, Inc.	14,828
520	Rohm Co., Ltd.	36,519
1,140	Sankyo Co., Ltd.	39,758
10,000	Sanyo Shokai Ltd.	14,735
3,510	Seven & I Holdings Co., Ltd.	148,241
4,800	Shinko Electric Industries Co., Ltd.	34,337
3,430	Showa Corp.*	29,269
815	SoftBank Group Corp.	61,820
4,080	Sony Corp.	140,002

The accompanying notes are an integral part of these financial statements.

50

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.5% - (continued)
	Japan - 11.9% - (continued)
6,200	Sumitomo Mitsui Financial Group, Inc.	$230,210
1,400	Sumitomo Mitsui Trust Holdings, Inc.	47,958
2,200	Sumitomo Riko Co., Ltd.	22,423
910	Suzuken Co., Ltd.	30,113
7,925	T&D Holdings, Inc.	117,841
1,700	Taiyo Yuden Co., Ltd.	20,751
4,310	Takeda Pharmaceutical Co., Ltd.	206,766
7,003	Tobu Railway Co., Ltd.	35,518
2,700	Tochigi Bank Ltd.	12,895
2,400	Tokai Rika Co., Ltd.	44,680
1,982	Tokio Marine Holdings, Inc.	83,568
790	Tokyo Seimitsu Co., Ltd.	24,503
3,700	Tokyo Steel Manufacturing Co., Ltd.	27,569
1,300	Toppan Forms Co., Ltd.	13,118
7,000	Toshiba Machine Co., Ltd.	29,085
9,000	Toyo Engineering Corp.*	22,474
5,645	Toyo Tire & Rubber Co., Ltd.	99,293
1,700	Toyoda Gosei Co., Ltd.	45,180
1,800	Ushio, Inc.	22,617
1,600	Xebio Holdings Co., Ltd.	26,610
940	Yamato Kogyo Co., Ltd.	23,512

		4,509,972

	Kazakhstan - 0.0%
746	KazMunaiGas Exploration Production JSC GDR*	7,236

	Luxembourg - 0.4%
321	RTL Group S.A.	24,879
5,934	SES S.A.	129,697

		154,576

	Malaysia - 0.8%
20,680	AMMB Holdings Bhd	26,099
591	CIMB Group Holdings Bhd	781
23,834	Gamuda Bhd	28,928
20,005	Genting Malaysia Bhd	27,037
9,093	Hong Leong Bank Bhd	28,883
22,402	Malayan Banking Bhd	49,413
17,383	MISC Bhd	29,266
13,078	Public Bank Bhd	60,102
17,546	Tenaga Nasional Bhd	56,334

		306,843

	Mexico - 0.7%
60,000	Gentera S.A.B. de C.V.	100,875
9,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	49,988
59,400	Wal-Mart de Mexico S.A.B. de C.V.	133,787

		284,650

	Netherlands - 2.6%
2,459	AerCap Holdings N.V.*	113,139
1,223	Akzo Nobel N.V.	106,966
12,122	ING Groep N.V.	197,583
10,652	Koninklijke Ahold Delhaize N.V.	220,659
530	Koninklijke DSM N.V.	37,926
3,344	Koninklijke Philips N.V.	115,476
11,333	PostNL N.V.	56,154
3,969	Royal Dutch Shell plc Class B	105,603
1,109	Wolters Kluwer N.V.	47,059

		1,000,565

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.5% - (continued)
	New Zealand - 0.1%
11,564	Spark New Zealand Ltd.	$29,306

	Norway - 0.4%
1,644	Gjensidige Forsikring ASA	25,256
2,079	Marine Harvest ASA*	34,591
1,336	Statoil ASA	22,002
4,630	Storebrand ASA	30,508
2,224	Telenor ASA	35,926

		148,283

	Philippines - 0.1%
15,912	BDO Unibank, Inc.	38,206

	Portugal - 0.4%
1,776	CTT-Correios de Portugal S.A.	10,137
8,165	Galp Energia SGPS S.A.	126,892

		137,029

	Russia - 1.9%
11,924	Gazprom PJSC ADR	56,610
990	Lukoil PJSC ADR	49,140
40,570	Sberbank of Russia PJSC*	117,729
7,160	Sberbank of Russia PJSC ADR	85,360
7,800	Surgutneftegas OJSC ADR	38,163
14,281	Yandex N.V. Class A*	389,300

		736,302

	Singapore - 1.3%
19,929	Ascendas REIT	36,526
15,301	CapitaLand Ltd.	41,113
23,586	CapitaLand Mall Trust REIT	33,259
3,265	City Developments Ltd.	25,195
15,892	ComfortDelGro Corp. Ltd.	31,139
5,173	DBS Group Holdings Ltd.	71,441
9,679	Oversea-Chinese Banking Corp. Ltd.	67,789
24,681	Singapore Telecommunications Ltd.	66,048
4,203	United Overseas Bank Ltd.	65,439
4,994	UOL Group Ltd.	25,866
12,080	Wilmar International Ltd.	30,684

		494,499

	South Africa - 0.6%
996	Anglo American Platinum Ltd.*	24,595
10,020	Gold Fields Ltd.	32,841
19,263	Growthpoint Properties Ltd. REIT	36,917
6,042	Impala Platinum Holdings Ltd.*	19,388
305	Life Healthcare Group Holdings Ltd.	656
15,344	Nampak Ltd.*	20,551
8,288	Raubex Group Ltd.	14,953
1,167	Tiger Brands Ltd.	35,245
2,966	Vodacom Group Ltd.	33,545

		218,691

	South Korea - 3.6%
346	CJ CheilJedang Corp.	103,756
1,029	CJ E&M Corp.	72,777
1,617	DuzonBizon Co., Ltd.	38,642
251	Hugel, Inc.*	102,767
1,342	ING Life Insurance Korea Ltd.*	38,919
1,116	KB Financial Group, Inc.	49,057
1,887	KT Corp.	53,390
2,992	KT Corp. ADR	49,637
103	NAVER Corp.	72,391
140	Netmarble Games Corp.*(1)	19,509

The accompanying notes are an integral part of these financial statements.

51

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.5% - (continued)
	South Korea - 3.6% - (continued)
846	NHN Entertainment Corp.*	$46,205
234	Samsung Electronics Co., Ltd.	458,740
864	Samsung SDI Co., Ltd.	104,305
2,152	Shinhan Financial Group Co., Ltd.	89,849
154	SK Telecom Co., Ltd.	32,507
1,999	Tongyang Life Insurance Co., Ltd.	17,630

		1,350,081

	Spain - 2.4%
2,762	Abertis Infraestructuras S.A.	48,555
1,548	Almirall S.A.	27,949
26,186	Banco Popular Espanol S.A.*	18,323
55,929	CaixaBank S.A.	253,942
1,487	Enagas S.A.	39,075
1,913	Endesa S.A.	45,057
1,926	Gas Natural SDG S.A.	43,523
13,319	Iberdrola S.A.	95,747
3,372	Industria de Diseno Textil S.A.	129,219
2,606	Neinor Homes SLU*(1)	51,395
2,325	Red Electrica Corp. S.A.	45,312
3,451	Repsol S.A.	54,468
3,803	Telefonica S.A.	42,061

		894,626

	Sweden - 1.5%
7,286	Assa Abloy AB Class B	157,704
3,035	Atlas Copco AB Class A	113,373
840	ICA Gruppen AB	28,666
6,674	Qliro Group AB*	9,489
10,984	SAS AB*	18,104
1,985	Securitas AB Class B	32,809
1,832	Skanska AB Class B	43,788
2,510	Swedbank AB Class A	59,487
8,549	Telefonaktiebolaget LM Ericsson Class B	55,541
13,284	Telia Co., AB	54,084

		573,045

	Switzerland - 5.4%
516	Adecco Group AG	38,340
248	Baloise Holding AG	36,366
2,546	GAM Holding AG*	32,625
7,425	Julius Baer Group Ltd.*	387,189
4,793	LafargeHolcim Ltd.	271,803
6,953	Novartis AG	535,277
1,383	Roche Holding AG	361,882
85	Swiss Life Holding AG*	27,662
862	Swiss Re AG	74,976
107	Swisscom AG	46,661
9,207	UBS Group AG*	157,171
774	Wolseley plc	49,193
166	Zurich Insurance Group AG	45,939

		2,065,084

	Taiwan - 3.7%
67,000	Acer, Inc.*	31,623
4,635	Asustek Computer, Inc.	45,536
9,708	Chailease Holding Co., Ltd.	24,733
56,863	Chang Hwa Commercial Bank Ltd.	32,957
129,595	China Development Financial Holding Corp.	35,749
63,000	Compal Electronics, Inc.	42,174
85,015	CTBC Financial Holding Co., Ltd.	53,089
60,076	E.Sun Financial Holding Co., Ltd.	36,312

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.5% - (continued)
	Taiwan - 3.7% - (continued)
24,710	Far Eastern New Century Corp.	$20,791
75,674	First Financial Holding Co., Ltd.	46,151
15,036	Formosa Chemicals & Fibre Corp.	46,235
17,496	Formosa Plastics Corp.	52,573
36,139	Hon Hai Precision Industry Co., Ltd.	118,289
72,066	Hua Nan Financial Holdings Co., Ltd.	40,354
430	Largan Precision Co., Ltd.	71,410
6,700	MediaTek, Inc.	48,160
60,020	Mega Financial Holding Co., Ltd.	48,184
20,383	Nan Ya Plastics Corp.	49,097
104,616	SinoPac Financial Holdings Co., Ltd.	31,965
78,082	Taishin Financial Holding Co., Ltd.	32,195
63,818	Taiwan Semiconductor Manufacturing Co., Ltd.	411,109
25,920	Teco Electric and Machinery Co., Ltd.	25,669
20,030	WPG Holdings Ltd.	25,391
66,676	Yuanta Financial Holding Co., Ltd.	28,509

		1,398,255

	Thailand - 0.1%
3,370	Siam Cement PCL	52,004

	United Kingdom - 8.1%
2,654	Anglo American plc*	37,998
4,658	AstraZeneca plc	278,965
21,360	Aviva plc	145,257
32,157	BP plc	184,086
1,921	British American Tobacco plc	129,789
52,282	BT Group plc	206,250
12,744	Centrica plc	32,656
58,795	Cobham plc	100,900
1,098	Coca-Cola European Partners plc	41,515
6,625	Direct Line Insurance Group plc	29,938
6,928	GlaxoSmithKline plc	139,446
46,863	Glencore plc*	184,178
6,539	Halfords Group plc	31,658
16,848	Hays plc	37,387
17,130	HSBC Holdings plc	141,259
20,363	Ibstock plc(1)	60,424
1,836	Imperial Brands plc	89,915
16,903	J Sainsbury plc	60,267
14,233	Just Eat plc*	106,397
2,134	Lonmin plc*	3,041
9,513	Marks & Spencer Group plc	45,150
7,473	National Grid plc	96,762
1,091	Reckitt Benckiser Group plc	100,522
4,575	RSA Insurance Group plc	35,296
20,309	SIG plc	31,486
3,345	Sky plc	42,971
2,572	Smith & Nephew plc	42,256
1,805	Smiths Group plc	38,372
3,078	SSE plc	55,448
6,088	Standard Chartered plc*	56,895
1,678	SThree plc	7,063
2,825	Tate & Lyle plc	27,704
3,126	Unilever N.V.	163,757
27,236	Worldpay Group plc(1)	105,773
8,724	WPP plc	186,811

		3,077,592

The accompanying notes are an integral part of these financial statements.

52

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.5% - (continued)
	Vietnam - 0.1%
8,002	Vietnam Dairy Products JSC	$52,072

	Total Common Stocks (cost $32,287,512)	$35,490,377

EXCHANGE TRADED FUNDS - 3.7%
	Other Investment Pools & Funds - 3.7%
334	iShares Core MSCI EAFE ETF	$19,880
30,834	iShares MSCI ACWI ex U.S. ETF	1,373,963

		1,393,843

	Total Exchange Traded Funds (cost $1,365,256)	$1,393,843

	Total Long-Term Investments (cost $33,652,768)	$36,884,220

SHORT-TERM INVESTMENTS - 2.6%
	Other Investment Pools & Funds - 2.6%
1,009,060	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$1,009,060

	Total Short-Term Investments (cost $1,009,060)	$1,009,060

Total Investments (cost $34,661,828)^	99.8%	$37,893,280
Other Assets and Liabilities	0.2%	67,594

Total Net Assets	100.0%	$37,960,874

The accompanying notes are an integral part of these financial statements.

53

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$3,905,968
Unrealized Depreciation	(674,516)

Net Unrealized Appreciation	$3,231,452

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $581,000, which represented 1.5% of total net assets.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Buy	07/14/17	GSC	$415,370	$416,630	$1,260
EUR	Sell	07/14/17	CBK	411,196	416,630	(5,434)

Total						$(4,174)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

54

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$232,266	$232,266	$—	$—
Australia	1,444,786	—	1,444,786	—
Austria	61,742	—	61,742	—
Belgium	468,083	27,135	440,948	—
Brazil	1,109,361	1,109,361	—	—
Canada	2,419,245	2,419,245	—	—
Chile	103,159	70,456	32,703	—
China	2,158,118	812,738	1,345,380	—
Colombia	30,041	30,041	—	—
Czech Republic	23,781	—	23,781	—
Denmark	281,235	—	281,235	—
Finland	66,155	—	66,155	—
France	2,960,159	—	2,960,159	—
Germany	2,301,177	160,624	2,140,553	—
Greece	147,641	—	147,641	—
Hong Kong	1,022,430	10,574	1,011,856	—
Hungary	136,566	—	136,566	—
India	1,105,899	238,915	866,984	—
Indonesia	63,744	—	63,744	—
Ireland	394,607	134,084	260,523	—
Israel	238,707	74,861	163,846	—
Italy	1,192,558	27,702	1,164,856	—
Japan	4,509,972	—	4,509,972	—
Kazakhstan	7,236	7,236	—	—
Luxembourg	154,576	—	154,576	—
Malaysia	306,843	781	306,062	—
Mexico	284,650	284,650	—	—
Netherlands	1,000,565	113,139	887,426	—
New Zealand	29,306	—	29,306	—
Norway	148,283	—	148,283	—
Philippines	38,206	—	38,206	—
Portugal	137,029	—	137,029	—
Russia	736,302	507,029	229,273	—
Singapore	494,499	—	494,499	—
South Africa	218,691	14,953	203,738	—
South Korea	1,350,081	49,637	1,300,444	—
Spain	894,626	51,395	843,231	—
Sweden	573,045	—	573,045	—
Switzerland	2,065,084	—	2,065,084	—
Taiwan	1,398,255	—	1,398,255	—
Thailand	52,004	—	52,004	—
United Kingdom	3,077,592	212,622	2,864,970	—
Vietnam	52,072	52,072	—	—
Exchange Traded Funds	1,393,843	1,393,843	—	—
Short-Term Investments	1,009,060	1,009,060	—	—
Foreign Currency Contracts(2)	1,260	—	1,260	—

Total	$37,894,540	$9,044,419	$28,850,121	$—

Liabilities
Foreign Currency Contracts(2)	$(5,434)	$—	$(5,434)	$—

Total	$(5,434)	$—	$(5,434)	$—

(1)	For the six-month period ended April 30, 2017, investments valued at $413,171 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $361,638 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in or out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

55

The Hartford International Growth Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3%
	Australia - 2.0%
102,741	Aristocrat Leisure Ltd.	$1,509,848
113,609	BHP Billiton plc	1,731,991
406,968	South32 Ltd.	843,358

		4,085,197

	Austria - 0.8%
23,772	ams AG	1,529,335

	Belgium - 2.0%
19,627	Anheuser-Busch InBev N.V.	2,213,343
22,250	UCB S.A.	1,736,590

		3,949,933

	Brazil - 1.5%
173,900	BR Malls Participacoes S.A.*	769,772
124,900	Itau Unibanco Holding S.A. (Preference Shares)	1,544,895
81,000	Petroleo Brasileiro S.A. ADR*	729,810

		3,044,477

	Canada - 2.9%
28,900	Bank of Nova Scotia	1,606,485
60,800	Cameco Corp.	583,035
57,587	Magna International, Inc.	2,405,488
73,966	Manulife Financial Corp.	1,297,202

		5,892,210

	China - 9.9%
190,379	AAC Technologies Holdings, Inc.	2,790,764
46,545	Alibaba Group Holding Ltd. ADR*	5,375,947
150,000	ENN Energy Holdings Ltd.	813,132
8,946	NetEase, Inc. ADR	2,374,179
27,844	New Oriental Education & Technology Group, Inc. ADR*	1,797,052
622,000	PICC Property & Casualty Co., Ltd. Class H	999,872
187,869	Tencent Holdings Ltd.	5,886,560

		20,037,506

	Denmark - 1.9%
39,762	DSV A/S	2,214,165
15,009	Pandora A/S	1,621,424

		3,835,589

	France - 7.8%
29,071	Airbus SE	2,351,629
24,455	BNP Paribas S.A.	1,725,965
14,075	Cap Gemini S.A.	1,409,217
24,700	Cie de Saint-Gobain	1,332,734
72,794	Edenred	1,864,739
7,973	Essilor International S.A.	1,033,244
25,319	Legrand S.A.	1,638,922
18,695	Schneider Electric SE	1,480,751
15,095	Sodexo S.A.	1,918,448
13,947	Valeo S.A.	1,003,627

		15,759,276

	Germany - 4.6%
20,108	Beiersdorf AG	1,999,766
16,729	Covestro AG(1)	1,303,713
49,573	Deutsche Bank AG*	891,363
108,858	E.ON SE	848,590
29,333	Innogy SE(1)	1,078,394
13,110	Merck KGaA	1,540,053
33,425	United Internet AG	1,538,426

		9,200,305

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Hong Kong - 2.0%
360,772	AIA Group Ltd.	$2,497,060
991,394	Guangdong Investment Ltd.	1,533,466

		4,030,526

	India - 4.1%
69,158	HDFC Bank Ltd.	1,682,884
318,801	ICICI Bank Ltd.	1,374,691
141,735	ICICI Bank Ltd. ADR	1,214,669
21,615	Maruti Suzuki India Ltd.	2,190,792
147,012	UPL Ltd.	1,842,069

		8,305,105

	Indonesia - 1.9%
1,253,090	Bank Central Asia Tbk PT	1,666,536
6,206,361	Telekomunikasi Indonesia Persero Tbk PT	2,047,393

		3,713,929

	Ireland - 1.9%
106,623	Experian plc	2,293,754
18,499	ICON plc*	1,562,981

		3,856,735

	Italy - 2.6%
141,798	Eni S.p.A.	2,199,430
117,392	FinecoBank Banca Fineco S.p.A.	836,270
1,796,078	Saipem S.p.A.*	773,102
81,576	UniCredit S.p.A.*	1,328,260

		5,137,062

	Japan - 7.7%
45,500	Bandai Namco Holdings, Inc.	1,428,090
14,200	Eisai Co., Ltd.	746,630
42,900	KDDI Corp.	1,137,453
4,880	Keyence Corp.	1,961,828
173,530	Mitsubishi Heavy Industries Ltd.	695,312
47,740	Mitsui Fudosan Co., Ltd.	1,050,388
36,150	Ono Pharmaceutical Co., Ltd.	745,657
30,566	Recruit Holdings Co., Ltd.	1,544,877
33,400	Seven & I Holdings Co., Ltd.	1,410,614
5,140	SMC Corp.	1,448,780
37,200	Sumitomo Mitsui Financial Group, Inc.	1,381,259
25,500	Takeda Pharmaceutical Co., Ltd.	1,223,326
17,800	Tokio Marine Holdings, Inc.	750,511

		15,524,725

	Luxembourg - 0.6%
56,500	SES S.A.	1,234,898

	Mexico - 0.6%
559,900	Wal-Mart de Mexico S.A.B. de C.V.	1,261,059

	Netherlands - 4.3%
22,625	AerCap Holdings N.V.*	1,040,976
154,902	ING Groep N.V.	2,524,829
156,031	Koninklijke Ahold Delhaize N.V.	3,232,221
41,538	Wolters Kluwer N.V.	1,762,630

		8,560,656

	Norway - 0.7%
95,731	DNB ASA	1,494,008

	Singapore - 1.8%
10,088	Broadcom Ltd.	2,227,531
102,400	DBS Group Holdings Ltd.	1,414,185

		3,641,716

The accompanying notes are an integral part of these financial statements.

56

The Hartford International Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	South Korea - 3.2%
12,856	ING Life Insurance Korea Ltd.*	$372,834
462	Netmarble Games Corp.*(1)	64,381
3,065	Samsung Electronics Co., Ltd.	6,008,710

		6,445,925

	Spain - 1.7%
260,244	CaixaBank S.A.	1,181,623
59,815	Industria de Diseno Textil S.A.	2,292,181

		3,473,804

	Switzerland - 6.9%
56,857	Julius Baer Group Ltd.*	2,964,903
17,048	LafargeHolcim Ltd.	966,765
32,328	Novartis AG	2,488,773
3,925	Partners Group Holding AG	2,372,687
24,570	Temenos Group AG*	2,126,677
80,850	UBS Group AG*	1,380,177
5,964	Zurich Insurance Group AG	1,650,467

		13,950,449

	Taiwan - 5.0%
137,000	Catcher Technology Co., Ltd.	1,406,901
14,815	Largan Precision Co., Ltd.	2,460,319
966,485	Taiwan Semiconductor Manufacturing Co., Ltd.	6,225,995

		10,093,215

	United Kingdom - 15.8%
42,365	AstraZeneca plc	2,537,212
202,620	Aviva plc	1,377,898
240,487	BAE Systems plc	1,953,228
59,299	British American Tobacco plc	4,006,435
316,000	BT Group plc	1,246,602
108,902	Compass Group plc	2,198,817
325,303	Glencore plc*	1,278,486
40,377	IHS Markit Ltd.*	1,752,362
245,696	Just Eat plc*	1,836,675
23,166	Reckitt Benckiser Group plc	2,134,456
40,432	Spectris plc	1,445,343
203,191	UBM plc	1,868,824
100,465	Unilever N.V.	5,262,903
486,724	Worldpay Group plc(1)	1,890,221
52,958	WPP plc	1,134,016

		31,923,478

	United States - 2.1%
10,090	Accenture plc Class A	1,223,917
6,523	Allergan plc	1,590,699
17,275	Eaton Corp. plc	1,306,681

		4,121,297

	Total Common Stocks (cost $168,529,003)	$194,102,415

	Total Long-Term Investments (cost $168,529,003)	$194,102,415

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 3.0%
	Other Investment Pools & Funds - 3.0%
5,948,693	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$5,948,693

	Total Short-Term Investments (cost $5,948,693)	$5,948,693

Total Investments (cost $174,477,696)^	99.3%	$200,051,108
Other Assets and Liabilities	0.7%	1,490,060

Total Net Assets	100.0%	$201,541,168

The accompanying notes are an integral part of these financial statements.

57

The Hartford International Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$28,829,110
Unrealized Depreciation	(3,255,698)

Net Unrealized Appreciation	$25,573,412

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $4,336,709, which represented 2.2% of total net assets.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Buy	07/14/17	GSC	$3,968,364	$3,980,399	$12,035
EUR	Sell	07/14/17	CBK	3,928,488	3,980,399	(51,911)

Total						$ (39,876)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro

Other Abbreviations:
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

58

The Hartford International Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s Investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$4,085,197	$—	$4,085,197	$—
Austria	1,529,335	—	1,529,335	—
Belgium	3,949,933	—	3,949,933	—
Brazil	3,044,477	3,044,477	—	—
Canada	5,892,210	5,892,210	—	—
China	20,037,506	9,547,178	10,490,328	—
Denmark	3,835,589	—	3,835,589	—
France	15,759,276	—	15,759,276	—
Germany	9,200,305	1,078,394	8,121,911	—
Hong Kong	4,030,526	—	4,030,526	—
India	8,305,105	2,897,553	5,407,552	—
Indonesia	3,713,929	—	3,713,929	—
Ireland	3,856,735	1,562,981	2,293,754	—
Italy	5,137,062	—	5,137,062	—
Japan	15,524,725	—	15,524,725	—
Luxembourg	1,234,898	—	1,234,898	—
Mexico	1,261,059	1,261,059	—	—
Netherlands	8,560,656	1,040,976	7,519,680	—
Norway	1,494,008	—	1,494,008	—
Singapore	3,641,716	2,227,531	1,414,185	—
South Korea	6,445,925	—	6,445,925	—
Spain	3,473,804	—	3,473,804	—
Switzerland	13,950,449	—	13,950,449	—
Taiwan	10,093,215	—	10,093,215	—
United Kingdom	31,923,478	3,197,705	28,725,773	—
United States	4,121,297	4,121,297	—	—
Short-Term Investments	5,948,693	5,948,693	—	—
Foreign Currency Contracts(2)	12,035	—	12,035	—

Total	$200,063,143	$41,820,054	$158,243,089	$—

Liabilities
Foreign Currency Contracts(2)	$(51,911)	$—	$(51,911)	$—

Total	$(51,911)	$—	$(51,911)	$—

(1)	For the six-month period ended April 30, 2017, investments valued at $6,623,047 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor, investments valued at $2,064,498 were transferred from Level 2 to Level 1 due to the application of a fair valuation factor and there were no transfers in or out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

59

The Hartford International Opportunities Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.0%
	Argentina - 0.6%
720,965	YPF S.A. ADR	$18,622,526

	Belgium - 2.0%
514,498	Anheuser-Busch InBev N.V.	58,020,107

	Brazil - 0.3%
874,100	Petroleo Brasileiro S.A. ADR*	7,875,641

	Canada - 7.7%
930,560	Cameco Corp.	8,923,505
904,870	Canadian National Railway Co.	65,406,778
324,775	Canadian Natural Resources Ltd.	10,344,835
1,918,390	EnCana Corp.	20,532,345
516,970	Imperial Oil Ltd.	15,038,921
1,073,010	Magna International, Inc.	44,821,091
1,367,410	Manulife Financial Corp.	23,981,389
659,760	TransCanada Corp.	30,633,009

		219,681,873

	China - 5.5%
525,385	Alibaba Group Holding Ltd. ADR*	60,681,968
31,986,000	China Construction Bank Corp. Class H	25,961,861
73,551	NetEase, Inc. ADR	19,519,700
3,352,970	PICC Property & Casualty Co., Ltd. Class H	5,389,937
1,444,500	Tencent Holdings Ltd.	45,260,981

		156,814,447

	Denmark - 0.6%
84,538	Genmab A/S*	16,820,925

	France - 13.6%
678,847	Airbus SE	54,913,696
2,086,632	AXA S.A.	55,671,605
919,982	BNP Paribas S.A.	64,929,738
532,621	Cap Gemini S.A.	53,327,057
649,736	Cie de Saint-Gobain	35,057,692
179,458	Essilor International S.A.	23,256,488
53,113	LVMH Moet Hennessy Louis Vuitton SE	13,111,940
307,625	Schneider Electric SE	24,365,654
792,555	Total S.A.	40,684,381
96,079	Unibail-Rodamco SE REIT	23,591,392

		388,909,643

	Germany - 7.0%
531,433	Beiersdorf AG	52,851,683
228,839	Brenntag AG	13,565,971
153,249	Continental AG	34,327,357
2,013,636	Deutsche Bank AG*	36,206,799
805,512	Deutsche Wohnen AG	27,543,297
996,168	Vonovia SE	36,065,444

		200,560,551

	Greece - 0.1%
1,900,814	Alpha Bank A.E.*	4,049,329

	Hong Kong - 0.7%
779,062	Hong Kong Exchanges and Clearing Ltd.	19,160,287

	India - 2.7%
8,862,488	ICICI Bank Ltd.	38,215,631
1,693,406	Power Grid Corp. of India Ltd.	5,471,340
3,993,837	State Bank of India	17,967,312
427,620	Tata Motors Ltd. ADR	15,253,206

		76,907,489

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.0% - (continued)
	Israel - 0.3%
305,000	Teva Pharmaceutical Industries Ltd. ADR	$9,631,900

	Italy - 3.8%
1,210,746	Assicurazioni Generali S.p.A.	19,178,232
520,613	Banca Generali S.p.A.	14,960,236
1,747,347	FinecoBank Banca Fineco S.p.A.	12,447,644
5,178,548	Saipem S.p.A.*	2,229,049
8,229,324	Telecom Italia S.p.A.*	7,304,281
3,240,650	UniCredit S.p.A.*	52,765,838

		108,885,280

	Japan - 13.1%
112,060	Daito Trust Construction Co., Ltd.	16,489,971
672,620	Daiwa House Industry Co., Ltd.	19,996,295
175,837	Eisai Co., Ltd.	9,245,439
101,960	FANUC Corp.	20,758,653
1,946,150	ITOCHU Corp.	27,537,965
3,779,060	Kawasaki Heavy Industries Ltd.	11,441,519
2,998,170	Mitsubishi Heavy Industries Ltd.	12,013,267
769,120	Mitsui Fudosan Co., Ltd.	16,922,375
122,420	Murata Manufacturing Co., Ltd.	16,444,126
258,960	Nippon Telegraph & Telephone Corp.	11,097,894
314,150	Omron Corp.	13,152,607
560,470	Ono Pharmaceutical Co., Ltd.	11,560,669
1,031,260	Seven & I Holdings Co., Ltd.	43,554,199
47,870	SMC Corp.	13,492,818
466,400	SoftBank Group Corp.	35,377,684
687,220	Sony Financial Holdings, Inc.	11,430,333
1,321,760	Sumitomo Mitsui Financial Group, Inc.	49,077,759
805,113	Tokio Marine Holdings, Inc.	33,946,430

		373,540,003

	Luxembourg - 0.6%
731,424	SES S.A.	15,986,444

	Mexico - 2.5%
1,814,765	America Movil S.A.B. de C.V. Class L, ADR	27,929,233
2,472,550	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	13,733,142
2,341,770	Grupo Financiero Banorte S.A.B. de C.V. Series O	13,514,290
404,150	Infraestructura Energetica Nova, S.A.B. de C.V.	1,884,291
5,922,200	Wal-Mart de Mexico S.A.B. de C.V.	13,338,536

		70,399,492

	Netherlands - 2.1%
696,280	AerCap Holdings N.V.*	32,035,843
1,286,736	Koninklijke Ahold Delhaize N.V.	26,655,054

		58,690,897

	South Africa - 0.5%
4,017,669	FirstRand Ltd.	14,989,194

	South Korea - 2.9%
99,921	Hyundai Motor Co.	12,637,698
342,068	ING Life Insurance Korea Ltd.*	9,920,243
19,533	Netmarble Games Corp.*(1)	2,721,986
29,934	Samsung Electronics Co., Ltd.	58,683,430

		83,963,357

	Spain - 3.6%
8,443,167	Banco Santander S.A.	55,023,458
2,084,459	CaixaBank S.A.	9,464,363
4,821,695	Iberdrola S.A.	34,662,036

The accompanying notes are an integral part of these financial statements.

60

The Hartford International Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.0% - (continued)
	Spain - 3.6% - (continued)
65,193	Industria de Diseno Textil S.A.	$2,498,273

		101,648,130

	Switzerland - 8.5%
1,259,295	ABB Ltd.	30,858,080
593,810	Credit Suisse Group AG*	9,056,175
964,066	Julius Baer Group Ltd.*	50,272,827
632,885	LafargeHolcim Ltd.	35,889,904
990,316	Novartis AG	76,239,542
143,075	Zurich Insurance Group AG	39,594,325

		241,910,853

	Taiwan - 2.5%
11,035,595	Taiwan Semiconductor Manufacturing Co., Ltd.	71,090,141

	Turkey - 0.3%
3,177,021	Turkiye Garanti Bankasi AS	8,576,218

	United Kingdom - 11.5%
350,193	AstraZeneca plc	20,972,833
4,036,920	Aviva plc	27,452,689
3,148,031	Barclays plc	8,620,583
897,654	British American Tobacco plc	60,648,449
9,109,644	BT Group plc	35,937,033
13,427,173	Glencore plc*	52,770,646
599,360	Hikma Pharmaceuticals plc	15,038,673
2,989,401	Marks & Spencer Group plc	14,188,126
1,058,604	Unilever N.V.	55,455,435
1,683,928	WPP plc	36,058,786

		327,143,253

	Total Common Stocks (cost $2,420,723,424)	$2,653,877,980

EXCHANGE TRADED FUNDS - 0.9%
	Other Investment Pools & Funds - 0.9%
555,555	iShares MSCI ACWI ex U.S. ETF	$24,755,531

	Total Exchange Traded Funds (cost $24,770,649)	$24,755,531

	Total Long-Term Investments (cost $2,445,494,073)	$2,678,633,511

SHORT-TERM INVESTMENTS - 4.0%
	Other Investment Pools & Funds - 4.0%
112,580,336	Fidelity Institutional Government Fund, Institutional Class	$112,580,336

	Total Short-Term Investments (cost $112,580,336)	$112,580,336

Total Investments (cost $2,558,074,409)^	97.9%	$2,791,213,847
Other Assets and Liabilities	2.1%	60,907,218

Total Net Assets	100.0%	$2,852,121,065

The accompanying notes are an integral part of these financial statements.

61

The Hartford International Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$266,164,808
Unrealized Depreciation	(33,025,370)

Net Unrealized Appreciation	$233,139,438

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At April 30, 2017, the value of this security was $2,721,986, which represented 0.1% of total net assets.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Buy	07/14/17	CBK	$203,220,389	$204,032,655	$812,266
EUR	Sell	07/14/17	GSC	200,383,752	204,032,655	(3,648,903)

Total						$(2,836,637)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

62

The Hartford International Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$18,622,526	$18,622,526	$—	$—
Belgium	58,020,107	—	58,020,107	—
Brazil	7,875,641	7,875,641	—	—
Canada	219,681,873	219,681,873	—	—
China	156,814,447	80,201,668	76,612,779	—
Denmark	16,820,925	—	16,820,925	—
France	388,909,643	—	388,909,643	—
Germany	200,560,551	—	200,560,551	—
Greece	4,049,329	—	4,049,329	—
Hong Kong	19,160,287	—	19,160,287	—
India	76,907,489	15,253,206	61,654,283	—
Israel	9,631,900	9,631,900	—	—
Italy	108,885,280	—	108,885,280	—
Japan	373,540,003	—	373,540,003	—
Luxembourg	15,986,444	—	15,986,444	—
Mexico	70,399,492	70,399,492	—	—
Netherlands	58,690,897	32,035,843	26,655,054	—
South Africa	14,989,194	—	14,989,194	—
South Korea	83,963,357	—	83,963,357	—
Spain	101,648,130	—	101,648,130	—
Switzerland	241,910,853	—	241,910,853	—
Taiwan	71,090,141	—	71,090,141	—
Turkey	8,576,218	—	8,576,218	—
United Kingdom	327,143,253	—	327,143,253	—
Exchange Traded Funds	24,755,531	24,755,531	—	—
Short-Term Investments	112,580,336	112,580,336	—	—
Foreign Currency Contracts(2)	812,266	—	812,266	—

Total	$2,792,026,113	$591,038,016	$2,200,988,097	$—

Liabilities
Foreign Currency Contracts(2)	$(3,648,903)	$—	$(3,648,903)	$—

Total	$(3,648,903)	$—	$(3,648,903)	$—

(1)	For the six-month period ended April 30, 2017, investments valued at $48,327,378 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; there were no transfers from Level 2 to Level 1 and there were no transfers in or out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

63

The Hartford International Small Company Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Australia - 5.0%
85,718	Domino’s Pizza Enterprises Ltd.	$3,919,880
442,190	Estia Health Ltd.	1,013,418
1,446,881	Japara Healthcare Ltd.	2,241,354
605,610	Karoon Gas Australia Ltd.*	669,172
786,203	Mantra Group Ltd.	1,658,728
1,121,886	oOh!media Ltd.	3,784,451
484,573	Regis Healthcare Ltd.	1,626,996
94,841	Seek Ltd.	1,208,100
2,421,295	Tox Free Solutions Ltd.	4,006,875

		20,128,974

	Austria - 3.7%
58,611	ams AG	3,770,647
67,105	Andritz AG	3,708,029
81,609	Buwog AG*	2,203,748
8,786	RHI AG	255,813
18,758	Schoeller-Bleckmann Oilfield Equipment AG	1,309,562
154,376	Wienerberger AG	3,614,299

		14,862,098

	Belgium - 2.1%
23,177	Cie d’Entreprises CFE	3,377,842
21,852	Galapagos N.V.*	1,914,421
97,993	Ontex Group N.V.	3,269,545

		8,561,808

	France - 6.1%
39,474	Eurazeo S.A.	2,675,579
32,139	ID Logistics Group*	4,871,503
48,357	Imerys S.A.	4,160,203
110,472	Innate Pharma S.A.*	1,364,649
179,081	Maisons du Monde S.A.*(1)	6,215,022
27,162	Orpea	2,774,340
16,090	Virbac S.A.*	2,533,504

		24,594,800

	Germany - 3.2%
47,900	Aumann AG*(1)	3,150,475
76,631	ElringKlinger AG	1,529,769
161,018	SAF-Holland S.A.	2,779,786
23,553	Sartorius AG (Preference Shares)	2,156,323
54,465	STRATEC Biomedical AG	3,174,968

		12,791,321

	Hong Kong - 0.4%
1,979,000	Value Partners Group Ltd.	1,828,694

	Ireland - 1.0%
2,413,681	Cairn Homes plc*	4,114,732

	Italy - 12.5%
1,005,522	Anima Holding S.p.A.(1)	6,573,302
422,877	Autogrill S.p.A.	4,809,354
193,448	Brunello Cucinelli S.p.A.	5,065,777
489,127	Cerved Information Solutions S.p.A.	5,222,020
79,420	DiaSorin S.p.A.	5,952,038
286,310	FinecoBank Banca Fineco S.p.A.	2,039,598
834,253	Infrastrutture Wireless Italiane S.p.A.(1)	4,616,458
272,720	Moncler S.p.A.	6,726,637
496,693	OVS S.p.A.(1)	3,305,800
193,651	Salvatore Ferragamo S.p.A.	6,201,145

		50,512,129

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Japan - 32.7%
21,000	Ain Holdings, Inc.	$1,454,791
215,400	Alps Electric Co., Ltd.	6,331,190
104,400	Asahi Intecc Co., Ltd.	4,641,229
404,500	Daikyonishikawa Corp.	5,142,071
116,400	Dip Corp.	2,571,880
20,420	Disco Corp.	3,229,996
280,200	DMG Mori Co., Ltd.	4,626,757
174,500	EPS Holdings, Inc.	2,299,664
65,100	Ezaki Glico Co., Ltd.	3,430,622
292,800	Ferrotec Holdings Corp.	3,484,537
182,800	H2O Retailing Corp.	3,102,734
156,300	Hitachi Metals Ltd.	2,188,872
777,500	Ichigo, Inc.	2,260,564
1,530,000	IHI Corp.*	5,181,179
353,600	Itoham Yonekyu Holdings, Inc.	3,268,035
122,900	Jamco Corp.	2,867,974
703,400	Kenedix, Inc.	3,245,262
264,500	Kobe Steel Ltd.*	2,349,831
161,678	Kyudenko Corp.	4,633,008
261,200	Minebea Mitsumi, Inc.	3,778,751
28,900	Mitsubishi Materials Corp.	860,549
155,300	Miura Co., Ltd.	2,602,197
103,000	Nippon Shinyaku Co., Ltd.	5,477,420
56,300	Nippon Shokubai Co., Ltd.	3,781,932
1,325,000	Nippon Yusen KK*	2,663,990
423,500	Sanwa Holdings Corp.	4,268,949
130,600	SCSK Corp.	5,257,650
1,494,000	Shinsei Bank Ltd.	2,789,378
1,143,000	Taiheiyo Cement Corp.	3,798,389
477,900	Takara Leben Co., Ltd.	2,246,615
150,600	Teijin Ltd.	2,917,932
290,000	Temp Holdings Co., Ltd.	5,457,256
117,600	Tenma Corp.	2,190,110
65,900	Tokyo Ohka Kogyo Co., Ltd.	2,136,296
378,200	Tokyo Steel Manufacturing Co., Ltd.	2,818,008
35,642	Tokyo TY Financial Group, Inc.	1,037,192
284,900	Toyo Tire & Rubber Co., Ltd.	5,011,285
81,400	W-Scope Corp.	1,098,107
56,900	Yamato Kogyo Co., Ltd.	1,423,201
117,100	Zenkoku Hosho Co., Ltd.	4,236,087

		132,161,490

	Luxembourg - 1.7%
1,697,000	L’Occitane International S.A.	3,556,166
149,682	Reinet Investments SCA	3,228,361

		6,784,527

	Netherlands - 2.3%
101,362	IMCD Group N.V.	5,459,952
185,135	Intertrust N.V.(1)	3,709,591

		9,169,543

	Norway - 1.0%
250,981	Kongsberg Gruppen ASA	3,917,011

	South Korea - 2.8%
61,203	Hotel Shilla Co., Ltd.	2,730,030
78,025	ING Life Insurance Korea Ltd.*	2,262,787
33,745	Korea Aerospace Industries Ltd.	1,891,384
237,483	Nexen Tire Corp.	2,847,945
52,984	Samsung Securities Co., Ltd.	1,608,734

		11,340,880

The accompanying notes are an integral part of these financial statements.

64

The Hartford International Small Company Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Spain - 1.1%
289,822	Melia Hotels International S.A.	$4,297,580

	Switzerland - 1.7%
11,100	Galenica Sante Ltd.*(1)	485,276
180,250	OC Oerlikon Corp. AG*	2,165,567
9,389	Tecan Group AG	1,602,302
12,130	u-blox Holding AG*	2,688,313

		6,941,458

	Taiwan - 1.7%
378,000	Catcher Technology Co., Ltd.	3,881,815
437,000	Globalwafers Co., Ltd.	3,120,029

		7,001,844

	United Kingdom - 18.2%
1,316,947	AA plc	4,458,018
435,755	Abcam plc	4,837,084
1,447,329	B&M European Value Retail S.A.	6,316,069
206,978	Concentric AB	3,414,249
199,715	Consort Medical plc	2,690,175
997,420	ConvaTec Group plc*(1)	3,967,295
793,291	Elementis plc	3,125,423
90,444	Genus plc	2,009,002
1,353,467	Hays plc	3,003,468
126,841	Hikma Pharmaceuticals plc	3,182,595
192,431	Hill & Smith Holdings plc	3,309,860
397,408	Hunting plc	2,891,145
386,158	Ibstock plc(1)	1,145,867
88,857	James Fisher & Sons plc	1,848,306
177,291	Keller Group plc	2,127,870
201,389	Kier Group plc	3,490,708
620,558	Ophir Energy plc*	690,277
811,771	Polypipe Group plc	4,187,747
926,594	Restaurant Group plc	4,196,013
1,232,450	Tyman plc	5,267,685
74,258	Ultra Electronics Holdings plc	2,009,962
226,305	UNITE Group plc	1,896,422
1,325,493	Volution Group plc	3,364,884

		73,430,124

	Total Common Stocks (cost $351,738,780)	$392,439,013

EXCHANGE TRADED FUNDS - 0.3%
	Other Investment Pools & Funds - 0.3%
39,827	Electra Private Equity plc	$1,372,648

	Total Exchange Traded Funds (cost $1,976,800)	$1,372,648

	Total Long-Term Investments (cost $353,715,580)	$393,811,661

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.3%
	Other Investment Pools & Funds - 1.3%
5,451,624	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$5,451,624

	Total Short-Term Investments (cost $5,451,624)	$5,451,624

Total Investments (cost $359,167,204)^	98.8%	$399,263,285
Other Assets and Liabilities	1.2%	4,673,460

Total Net Assets	100.0%	$403,936,745

The accompanying notes are an integral part of these financial statements.

65

The Hartford International Small Company Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$58,050,496
Unrealized Depreciation	(17,954,415)

Net Unrealized Appreciation	$40,096,081

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $33,169,086, which represented 8.2% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

66

The Hartford International Small Company Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$20,128,974	$4,006,875	$16,122,099	$—
Austria	14,862,098	2,203,748	12,658,350	—
Belgium	8,561,808	—	8,561,808	—
France	24,594,800	13,620,029	10,974,771	—
Germany	12,791,321	3,150,475	9,640,846	—
Hong Kong	1,828,694	—	1,828,694	—
Ireland	4,114,732	4,114,732	—	—
Italy	50,512,129	18,940,073	31,572,056	—
Japan	132,161,490	—	132,161,490	—
Luxembourg	6,784,527	6,784,527	—	—
Netherlands	9,169,543	5,459,952	3,709,591	—
Norway	3,917,011	3,917,011	—	—
South Korea	11,340,880	—	11,340,880	—
Spain	4,297,580	—	4,297,580	—
Switzerland	6,941,458	485,276	6,456,182	—
Taiwan	7,001,844	—	7,001,844	—
United Kingdom	73,430,124	28,541,376	44,888,748	—
Exchange Traded Funds	1,372,648	1,372,648	—	—
Short-Term Investments	5,451,624	5,451,624	—	—

Total	$399,263,285	$98,048,346	$301,214,939	$—

(1)	For the six-month period ended April 30, 2017, investments valued at $5,251,279 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $36,234,721 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in or out of Level 3.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

67

The Hartford International Value Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.9%
	Australia - 0.5%
4,206,539	Resolute Mining Ltd.	$3,905,718
3,960,719	Western Areas Ltd.*	6,573,426

		10,479,144

	Austria - 0.5%
485,984	Zumtobel Group AG	10,119,918

	Belgium - 1.5%
411,850	Ageas	16,863,540
1,612,537	AGFA-Gevaert N.V.*	8,181,945
330,175	Orange Belgium S.A.*	6,887,253

		31,932,738

	Brazil - 1.1%
825,000	Cia Paranaense de Energia (Preference Shares)	7,581,875
1,007,944	Petroleo Brasileiro S.A. ADR*	9,081,576
444,700	Telefonica Brasil S.A. (Preference Shares)	6,625,561

		23,289,012

	Canada - 2.2%
500,399	Barrick Gold Corp.	8,365,338
1,339,968	Centerra Gold, Inc.	6,920,460
2,863,558	Eldorado Gold Corp.	10,480,622
1,948,725	Ivanhoe Mines Ltd. Class A*	6,838,133
1,698,967	Kinross Gold Corp.*	5,929,395
457,295	Northern Dynasty Minerals Ltd.*	726,955
542,170	Painted Pony Petroleum Ltd.*	1,985,898
1,352,801	Uranium Participation Corp.*	3,884,825

		45,131,626

	China - 0.1%
23,041,390	Daphne International Holdings Ltd.*	2,274,596

	Denmark - 0.4%
443,250	D/S Norden A/S*	8,859,106

	France - 10.6%
1,610,821	Air France-KLM*	13,532,692
470,211	Alstom S.A.*	14,924,663
385,312	BNP Paribas S.A.	27,194,235
445,474	Cie de Saint-Gobain	24,036,363
1,079,723	Coface S.A.*	8,445,138
939,961	Engie S.A.	13,253,488
214,892	Metropole Television S.A.	4,891,875
82,107	Renault S.A.	7,656,570
764,427	Rexel S.A.	13,651,392
428,222	Societe Generale S.A.	23,480,551
69,457	Sopra Steria Group	10,413,644
1,074,427	Television Francaise	13,147,760
719,255	Total S.A.	36,921,658
120,688	Vicat S.A.	8,584,778

		220,134,807

	Germany - 3.8%
830,142	Deutsche Lufthansa AG	14,321,800
1,281,417	E.ON SE	9,989,139
243,963	Hamburger Hafen und Logistik AG	4,623,678
990,723	Kontron AG*	3,493,352
422,736	METRO AG	13,911,956
164,025	Rheinmetall AG	15,055,797
471,191	RWE AG*	7,804,446
264,416	Salzgitter AG	9,050,840

		78,251,008

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.9% - (continued)
	Greece - 0.9%
2,992,780	Alpha Bank A.E.*	$6,375,558
1,251,065	Hellenic Telecommunications Organization S.A.	12,150,330

		18,525,888

	Hong Kong - 1.1%
9,921,788	AMVIG Holdings Ltd.	3,316,468
685,440	Dah Sing Financial Holdings Ltd.	5,196,232
184,995,335	G-Resources Group Ltd.	3,258,273
35,872,000	NetMind Financial Holdings Ltd.*	207,299
14,384,175	New World Department Store China Ltd.*	2,159,488
44,778,695	Pacific Basin Shipping Ltd.*	8,894,158

		23,031,918

	Hungary - 0.4%
5,311,861	Magyar Telekom Telecommunications plc	8,882,904

	India - 1.0%
2,611,327	Allahabad Bank*	3,343,258
1,237,398	Canara Bank*	6,871,879
2,627,755	Corp. Bank*	2,398,222
3,606,192	NTPC Ltd.	9,219,509

		21,832,868

	Italy - 4.5%
1,123,835	Assicurazioni Generali S.p.A.	17,801,560
1,993,956	Banca Popolare dell’Emilia Romagna SC	10,908,260
1,781,535	Eni S.p.A.	27,633,407
3,087,526	Geox S.p.A.	8,347,565
23,071,655	Saipem S.p.A.*	9,930,939
1,173,017	UniCredit S.p.A.*	19,099,633

		93,721,364

	Japan - 33.0%
702,960	Aisan Industry Co., Ltd.	6,319,017
70,670	Alpha Systems, Inc.	1,218,197
704,715	Alpine Electronics, Inc.	10,254,556
317,110	Avex Group Holdings, Inc.	4,663,802
318,800	Benesse Holdings, Inc.	9,620,512
521,780	Canon, Inc.	17,316,821
203,865	Cawachi Ltd.	5,360,550
1,316,000	Chiyoda Corp.	8,749,487
370,105	Chubu Steel Plate Co., Ltd.	2,019,082
1,345,600	Citizen Watch Co., Ltd.	8,927,347
279,940	CMIC Holdings Co., Ltd.	3,615,948
857,715	Dai-ichi Life Holdings, Inc.	14,615,465
252,045	DeNA Co., Ltd.	5,403,155
196,708	Eisai Co., Ltd.	10,342,827
69,100	en-japan, Inc.	1,535,946
371,790	Exedy Corp.	10,150,842
3,319,025	Fujitsu Ltd.	20,718,408
804,995	Funai Electric Co., Ltd.	6,011,407
188,950	Gendai Agency, Inc.	976,912
1,454,880	Gree, Inc.	11,666,214
395,325	Hisaka Works Ltd.	3,382,795
813,235	Honda Motor Co., Ltd.	23,669,739
295,170	Honeys Holdings Co., Ltd.	2,973,265
844,505	Hosiden Corp.	9,303,402
943,800	Ichiyoshi Securities Co., Ltd.	7,522,167
753,710	Inpex Corp.	7,222,370
456,330	Japan Petroleum Exploration Co., Ltd.	9,977,233
558,860	Japan Steel Works Ltd.	8,972,065
893,415	JSR Corp.	16,327,679
651,080	Keihin Corp.	10,244,702

The accompanying notes are an integral part of these financial statements.

68

The Hartford International Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.9% - (continued)
	Japan - 33.0% - (continued)
317,415	Kuroda Electric Co., Ltd.	$6,621,863
500,435	Kyoei Steel Ltd.	8,091,446
164,160	Melco Holdings, Inc.	4,647,036
279,940	Miraial Co., Ltd.	2,312,691
2,616,650	Mitsubishi Motors Corp.	16,758,441
4,458,575	Mitsubishi UFJ Financial Group, Inc.	28,252,175
9,411,040	Mizuho Financial Group, Inc.	17,202,712
436,935	Nakayama Steel Works Ltd.	2,762,076
573,950	NET One Systems Co., Ltd.	5,236,902
507,920	Neturen Co., Ltd.	4,195,194
973,190	Nichicon Corp.	9,256,540
699,620	Nikon Corp.	9,987,363
41,810	Nintendo Co., Ltd.	10,580,664
1,637,500	Nippon Chemi-Con Corp.	5,556,133
56,460	Nishimatsuya Chain Co., Ltd.	599,042
599,395	Nissin Kogyo Co., Ltd.	10,307,076
585,255	NOK Corp.	13,949,765
490,380	Oita Bank Ltd.	1,897,810
1,816,375	Pacific Metals Co., Ltd.*	5,899,854
207,290	PAL GROUP Holdings Co., Ltd.	5,512,166
5,467,575	Pioneer Corp.*	9,868,908
130,640	Proto Corp.	1,711,535
484,165	Relia, Inc.	4,786,095
158,455	Rohm Co., Ltd.	11,127,964
349,150	Sankyo Co., Ltd.	12,176,733
3,183,870	Sanyo Shokai Ltd.	4,691,387
92,950	Shinkawa Ltd.*	653,456
1,443,905	Shinko Electric Industries Co., Ltd.	10,329,010
992,345	Showa Corp.*	8,467,856
710,560	Sumitomo Mitsui Financial Group, Inc.	26,383,528
424,785	Sumitomo Mitsui Trust Holdings, Inc.	14,551,317
656,975	Sumitomo Riko Co., Ltd.	6,696,090
279,720	Suzuken Co., Ltd.	9,256,174
1,322,320	T&D Holdings, Inc.	19,662,296
529,010	Taiyo Yuden Co., Ltd.	6,457,275
507,970	Takeda Pharmaceutical Co., Ltd.	24,369,139
717,175	Tochigi Bank Ltd.	3,425,233
700,795	Tokai Rika Co., Ltd.	13,046,351
241,140	Tokyo Seimitsu Co., Ltd.	7,479,362
1,130,070	Tokyo Steel Manufacturing Co., Ltd.	8,420,270
316,600	Toppan Forms Co., Ltd.	3,194,742
2,181,515	Toshiba Machine Co., Ltd.	9,064,197
2,875,260	Toyo Engineering Corp.*	7,179,933
514,850	Toyoda Gosei Co., Ltd.	13,682,747
550,430	Ushio, Inc.	6,916,242
502,045	Xebio Holdings Co., Ltd.	8,349,705
284,960	Yamato Kogyo Co., Ltd.	7,127,510

		687,783,916

	Kazakhstan - 0.1%
222,967	KazMunaiGas Exploration Production JSC GDR*	2,162,780

	Netherlands - 3.8%
1,294,571	ING Groep N.V.	21,100,893
287,630	Koninklijke Philips N.V.	9,932,575
3,436,931	PostNL N.V.	17,029,675
1,196,386	Royal Dutch Shell plc Class B	31,832,193

		79,895,336

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.9% - (continued)
	Norway - 0.8%
401,951	Statoil ASA	$6,619,685
1,394,620	Storebrand ASA	9,189,375

		15,809,060

	Portugal - 0.2%
546,505	CTT-Correios de Portugal S.A.	3,119,301

	Russia - 2.4%
3,607,834	Gazprom PJSC ADR	17,128,369
297,955	Lukoil PJSC ADR	14,789,485
596,915	Sberbank of Russia PJSC ADR	7,116,311
2,393,370	Surgutneftegas OJSC ADR	11,710,006

		50,744,171

	South Africa - 1.6%
303,260	Anglo American Platinum Ltd.*	7,488,555
3,018,888	Gold Fields Ltd.	9,894,437
1,830,008	Impala Platinum Holdings Ltd.*	5,872,139
4,700,534	Nampak Ltd.*	6,295,550
2,573,751	Raubex Group Ltd.	4,643,392

		34,194,073

	South Korea - 2.4%
339,863	KB Financial Group, Inc.	14,939,498
518,288	KT Corp.	14,664,312
132,180	NHN Entertainment Corp.*	7,219,102
194,829	Shinhan Financial Group Co., Ltd.	8,134,383
612,721	Tongyang Life Insurance Co., Ltd.	5,403,811

		50,361,106

	Spain - 2.1%
465,427	Almirall S.A.	8,403,170
7,870,542	Banco Popular Espanol S.A.*	5,507,247
3,947,534	CaixaBank S.A.	17,923,545
1,157,913	Telefonica S.A.	12,806,456

		44,640,418

	Sweden - 1.2%
2,122,122	Qliro Group AB*	3,017,179
3,118,506	SAS AB*	5,140,080
2,593,528	Telefonaktiebolaget LM Ericsson Class B	16,849,704

		25,006,963

	Switzerland - 4.6%
157,243	Adecco Group AG	11,683,439
767,032	GAM Holding AG*	9,828,841
211,354	Julius Baer Group Ltd.*	11,021,406
364,967	LafargeHolcim Ltd.	20,696,700
1,662,926	UBS Group AG*	28,387,538
50,579	Zurich Insurance Group AG	13,997,144

		95,615,068

	Taiwan - 1.8%
20,836,355	Acer, Inc.*	9,834,541
19,262,720	Compal Electronics, Inc.	12,894,979
2,007,860	MediaTek, Inc.	14,432,729

		37,162,249

	United Kingdom - 10.3%
799,814	Anglo American plc*	11,451,296
453,128	AstraZeneca plc	27,137,543
7,021,094	BP plc	40,193,013
3,965,865	Centrica plc	10,162,323
1,970,002	Halfords Group plc	9,537,675

The accompanying notes are an integral part of these financial statements.

69

The Hartford International Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.9% - (continued)
	United Kingdom - 10.3% - (continued)
5,259,114	Hays plc	$11,670,458
5,113,515	HSBC Holdings plc	42,167,666
5,097,882	J Sainsbury plc	18,176,271
659,484	Lonmin plc*	939,629
2,916,082	Marks & Spencer Group plc	13,840,144
6,159,940	SIG plc	9,550,084
1,829,599	Standard Chartered plc*	17,098,325
509,207	SThree plc	2,143,455

		214,067,882

	Total Common Stocks (cost $1,814,347,568)	$1,937,029,220

	Total Long-Term Investments (cost $1,814,347,568)	$1,937,029,220

SHORT-TERM INVESTMENTS - 6.0%
	Other Investment Pools & Funds - 6.0%
125,617,089	Fidelity Institutional Government Fund, Institutional Class	$125,617,089

	Total Short-Term Investments (cost $125,617,089)	$125,617,089

Total Investments (cost $1,939,964,657)^	98.9%	$2,062,646,309
Other Assets and Liabilities	1.1%	23,852,626

Total Net Assets	100.0%	$2,086,498,935

The accompanying notes are an integral part of these financial statements.

70

The Hartford International Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$195,398,611
Unrealized Depreciation	(72,716,959)

Net Unrealized Appreciation	$122,681,652

*	Non-income producing.

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EAFE (mini MSCI) Index Future	668	06/16/2017	$59,471,579	$60,914,920	$1,443,341

Total futures contracts					$1,443,341

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company

The accompanying notes are an integral part of these financial statements.

71

The Hartford International Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$10,479,144	$—	$10,479,144	$—
Austria	10,119,918	—	10,119,918	—
Belgium	31,932,738	8,181,945	23,750,793	—
Brazil	23,289,012	23,289,012	—	—
Canada	45,131,626	45,131,626	—	—
China	2,274,596	—	2,274,596	—
Denmark	8,859,106	—	8,859,106	—
France	220,134,807	—	220,134,807	—
Germany	78,251,008	3,493,352	74,757,656	—
Greece	18,525,888	—	18,525,888	—
Hong Kong	23,031,918	3,316,468	19,715,450	—
Hungary	8,882,904	—	8,882,904	—
India	21,832,868	—	21,832,868	—
Italy	93,721,364	8,347,565	85,373,799	—
Japan	687,783,916	—	687,783,916	—
Kazakhstan	2,162,780	2,162,780	—	—
Netherlands	79,895,336	—	79,895,336	—
Norway	15,809,060	—	15,809,060	—
Portugal	3,119,301	—	3,119,301	—
Russia	50,744,171	—	50,744,171	—
South Africa	34,194,073	4,643,392	29,550,681	—
South Korea	50,361,106	—	50,361,106	—
Spain	44,640,418	—	44,640,418	—
Sweden	25,006,963	—	25,006,963	—
Switzerland	95,615,068	—	95,615,068	—
Taiwan	37,162,249	—	37,162,249	—
United Kingdom	214,067,882	21,231,214	192,836,668	—
Short-Term Investments	125,617,089	125,617,089	—	—
Futures Contracts(2)	1,443,341	1,443,341	—	—

Total	$2,064,089,650	$246,857,784	$1,817,231,866	$—

(1)	For the six-month period ended April 30, 2017, investments valued at $9,200,806 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $10,250,525 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in or out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

72

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73

International/Global Equity Funds

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Hartford Emerging Markets Equity Fund	Hartford Environmental Opportunities Fund	Hartford Global Capital Appreciation Fund
Assets:
Investments in securities, at market value	$68,775,932	$35,771,749	$1,043,513,585
Cash	—	—	—
Foreign currency	14,103	572	887,102
Unrealized appreciation on foreign currency contracts	—	—	52,362
Receivables:
Investment securities sold	71,756	—	13,946,021
Fund shares sold	644,608	205,383	1,040,620
Dividends and interest	92,210	60,719	2,645,564
Variation margin on financial derivative instruments	181,281	—	—
Other assets	88,856	197,814	118,345

Total assets	69,868,746	36,236,237	1,062,203,599

Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	596,389
Payables:
Investment securities purchased	3,041,949	83,713	15,846,303
Fund shares redeemed	64,159	6,004	1,743,000
Investment management fees	56,848	23,059	675,793
Transfer agent fees	2,637	—	138,708
Accounting services fees	930	519	18,656
Board of Directors’ fees	515	246	3,994
Foreign taxes	295,663	—	—
Distribution fees	4,772	286	314,519
Accrued expenses	41,181	22,142	153,326

Total liabilities	3,508,654	135,969	19,490,688

Net assets	$66,360,092	$36,100,268	$1,042,712,911

Summary of Net Assets:
Capital stock and paid-in-capital	$79,520,332	$30,150,859	$1,019,854,594
Undistributed (distributions in excess of) net investment income	79,657	126,034	1,696,564
Accumulated net realized gain (loss)	(21,841,367)	473,145	(58,217,575)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	8,601,470	5,350,230	79,379,328

Net assets	$66,360,092	$36,100,268	$1,042,712,911

Shares authorized	710,000,000	225,000,000	1,110,000,000

Par value	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$8.43	$12.24	$17.32

Maximum offering price per share	$8.92	$12.95	$18.33

Shares outstanding	1,419,668	206,856	37,361,000

Net Assets	$11,962,908	$2,531,550	$646,930,993

Class B: Net asset value per share	$—	$—	$15.78

Shares outstanding	—	—	128,673

Net Assets	$—	$—	$2,029,839

Class C: Net asset value per share	$8.27	$12.22	$15.86

Shares outstanding	315,256	113,627	13,044,341

Net Assets	$2,608,073	$1,388,466	$206,850,716

Class I: Net asset value per share	$8.40	$12.26	$17.84

Shares outstanding	1,399,043	2,078,282	7,437,477

Net Assets	$11,746,810	$25,470,641	$132,655,551

Class R3: Net asset value per share	$8.43	$12.23	$17.05

Shares outstanding	18,599	102,662	1,478,326

Net Assets	$156,779	$1,255,119	$25,206,096

The accompanying notes are an integral part of these financial statements.

74

International/Global Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

Hartford Global Equity Income Fund	Hartford International Equity Fund	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Small Company Fund	The Hartford International Value Fund

$153,959,975	$37,893,280	$200,051,108	$2,791,213,847	$399,263,285	$2,062,646,309
—	—	—	1,009	—	—
76,643	143,522	25,508	242,812	130,766	338
—	1,260	12,035	812,266	—	—

246,711	107,650	776,974	20,505,689	12,110,342	3,982,166
346,595	122,975	848,354	103,561,038	222,683	41,790,037
594,035	125,386	897,800	9,872,424	2,690,130	8,320,118
—	—	—	—	—	2,501,210
106,021	67,136	122,674	122,864	92,177	98,729

155,329,980	38,461,209	202,734,453	2,926,331,949	414,509,383	2,119,338,907

—	5,434	51,911	3,648,903	—	—

83,282	387,503	421,343	33,823,385	9,108,423	29,139,181
272,164	34,848	430,792	34,759,573	1,076,323	2,006,297
94,225	21,223	135,873	1,468,371	290,086	1,289,225
21,753	2,746	28,271	106,433	22,726	83,229
2,261	546	2,877	39,934	5,802	29,462
671	261	898	4,450	1,982	2,198
—	2,630	39,689	—	—	79,414
32,078	4,851	35,030	199,666	26,092	99,264
31,025	40,293	46,601	160,169	41,204	111,702

537,459	500,335	1,193,285	74,210,884	10,572,638	32,839,972

$154,792,521	$37,960,874	$201,541,168	$2,852,121,065	$403,936,745	$2,086,498,935

$164,370,836	$35,847,169	$294,633,500	$2,626,328,925	$365,903,901	$1,963,041,383
704,211	89,389	706,142	13,946,257	289,053	(3,756,845)
(23,311,453)	(1,200,359)	(119,287,004)	(18,457,272)	(2,368,636)	3,211,560
13,028,927	3,224,675	25,488,530	230,303,155	40,112,427	124,002,837

$154,792,521	$37,960,874	$201,541,168	$2,852,121,065	$403,936,745	$2,086,498,935

1,010,000,000	635,000,000	610,000,000	800,000,000	610,000,000	660,000,000

$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

$11.79	$10.14	$13.22	$15.75	$15.54	$15.99

$12.48	$10.73	$13.99	$16.67	$16.44	$16.92

9,371,430	1,097,232	8,163,136	30,767,303	3,913,470	21,677,963

$110,519,893	$11,129,967	$107,937,434	$484,587,574	$60,805,612	$346,586,387

$11.58	$10.15	$12.28	$14.31	$14.47	$—

7,132	8,938	21,015	38,698	5,460	—

$82,585	$90,721	$258,145	$553,960	$79,001	$—

$11.51	$10.06	$12.21	$13.86	$14.08	$15.80

1,038,838	313,858	1,120,866	3,929,376	804,710	2,109,138

$11,954,216	$3,156,796	$13,688,969	$54,455,589	$11,328,199	$33,334,170

$11.81	$10.22	$13.11	$15.66	$15.42	$16.14

2,204,640	1,045,199	4,062,502	28,283,321	3,680,166	72,610,143

$26,044,500	$10,678,553	$53,265,413	$442,775,735	$56,743,654	$1,171,998,768

$11.78	$10.11	$13.37	$15.99	$15.65	$16.12

23,616	9,762	61,007	4,092,000	558,615	31,412

$278,171	$98,720	$815,859	$65,435,353	$8,742,196	$506,327

The accompanying notes are an integral part of these financial statements.

75

International/Global Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

	Hartford Emerging Markets Equity Fund	Hartford Environmental Opportunities Fund	Hartford Global Capital Appreciation Fund
Class R4: Net asset value per share	$8.47	$12.23	$17.57

Shares outstanding	3,361	102,907	1,115,069

Net Assets	$28,464	$1,258,760	$19,588,268

Class R5: Net asset value per share	$8.36	$12.24	$17.94

Shares outstanding	6,611	103,155	29,862

Net Assets	$55,243	$1,262,409	$535,850

Class R6: Net asset value per share	$—	$12.24	$—

Shares outstanding	—	103,232	—

Net Assets	$—	$1,263,881	$—

Class Y: Net asset value per share	$8.39	$12.24	$18.11

Shares outstanding	3,462,910	135,527	491,813

Net Assets	$29,057,226	$1,659,071	$8,905,216

Class F: Net asset value per share	$8.40	$12.24	$17.84

Shares outstanding	1,279,058	847	582

Net Assets	$10,744,589	$10,371	$10,382

Cost of investments	$59,899,912	$30,421,355	$963,560,499
Cost of foreign currency	$14,010	$563	$886,781

The accompanying notes are an integral part of these financial statements.

76

International/Global Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

Hartford Global Equity Income Fund	Hartford International Equity Fund	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Small Company Fund	The Hartford International Value Fund
$11.83	$10.15	$13.56	$16.26	$15.70	$16.08

14,618	34,097	843,673	9,944,491	543,388	113,989

$172,970	$346,183	$11,440,684	$161,704,212	$8,533,599	$1,833,508

$11.82	$8.95	$13.67	$16.40	$15.79	$16.20

20,437	37,004	374,140	9,945,524	120,464	54,191

$241,555	$331,160	$5,113,028	$163,109,200	$1,901,786	$877,458

$—	$—	$—	$16.48	$—	$—

—	—	—	7,639,645	—	—

$—	$—	$—	$125,901,553	$—	$—

$11.68	$10.20	$13.71	$16.49	$15.80	$16.46

469,724	1,187,874	657,458	64,677,697	9,818,224	31,073,635

$5,488,280	$12,118,182	$9,010,869	$1,066,233,741	$155,115,829	$511,380,849

$11.81	$10.22	$13.11	$15.66	$15.42	$16.14

877	1,036	821	18,346,005	6,528,473	1,237,665

$10,351	$10,592	$10,767	$287,364,148	$100,686,869	$19,981,468

$140,929,968	$34,661,828	$174,477,696	$2,558,074,409	$359,167,204	$1,939,964,657
$76,745	$141,987	$25,538	$242,995	$130,559	$336

The accompanying notes are an integral part of these financial statements.

77

International/Global Equity Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	Hartford Emerging Markets Equity Fund	Hartford Environmental Opportunities Fund	Hartford Global Capital Appreciation Fund
Investment Income:
Dividends	$980,204	$317,632	$9,823,665
Interest	4,749	4,597	44,068
Other income	2,021	—	3,589
Less: Foreign tax withheld	(104,632)	(19,702)	(533,592)

Total investment income, net	882,342	302,527	9,337,730

Expenses:
Investment management fees	404,474	127,870	4,060,721
Administrative services fees
Class R3	148	1,173	26,557
Class R4	27	882	13,760
Class R5	11	589	253
Transfer agent fees
Class A	14,376	505	569,701
Class B	—	—	12,086
Class C	3,181	60	133,379
Class I	3,269	1,558	62,965
Class R3	91	—	2,120
Class R4	26	—	580
Class R5	—	—	88
Class R6	—	—	—
Class Y	444	4	54
Class F	—	—	—
Distribution fees
Class A	12,923	2,351	793,262
Class B	—	—	18,538
Class C	13,085	6,168	1,040,982
Class R3	369	2,931	66,392
Class R4	45	1,469	22,934
Custodian fees	22,182	3,266	40,562
Registration and filing fees	42,856	71,565	63,217
Accounting services fees	6,619	2,877	112,038
Board of Directors’ fees	1,269	494	15,530
Audit fees	26,504	16,472	24,063
Other expenses	7,790	6,008	99,346

Total expenses (before waivers and fees paid indirectly)	559,689	246,242	7,179,128
Expense waivers	(38,033)	(87,713)	(196,240)
Transfer agent fee waivers	(164)	—	(6,524)
Distribution fee reimbursements	(147)	(4,120)	(8,242)
Commission recapture	—	—	(22,120)

Total waivers and fees paid indirectly	(38,344)	(91,833)	(233,126)

Total expenses, net	521,345	154,409	6,946,002

Net Investment Income (Loss)	360,997	148,118	2,391,728

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	6,368,507	444,894	34,996,070
Less: Foreign taxes paid on realized capital gains	(144,184)	—	—
Net realized gain (loss) on futures contracts	75,377	—	—
Net realized gain (loss) on foreign currency contracts	54	—	1,201,904
Net realized gain (loss) on other foreign currency transactions	(25,826)	(6,678)	(373,253)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	6,273,928	438,216	35,824,721

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	1,707,099	2,384,711	76,650,900
Net unrealized appreciation (depreciation) of futures contracts	28,641	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	—	(1,075,728)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(411)	981	64,171

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,735,329	2,385,692	75,639,343

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	8,009,257	2,823,908	111,464,064

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,370,254	$2,972,026	$113,855,792

The accompanying notes are an integral part of these financial statements.

78

International/Global Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

Hartford Global Equity Income Fund	Hartford International Equity Fund	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Small Company Fund	The Hartford International Value Fund

$2,743,305	$381,521	$2,080,787	$28,155,323	$3,802,967	$19,487,836
7,884	2,184	8,946	200,973	7,394	191,479
418	2,668	1,282	1,562	1,528	3,106
(154,672)	(36,836)	(204,280)	(3,144,318)	(212,018)	(1,704,512)

2,596,935	349,537	1,886,735	25,213,540	3,599,871	17,977,909

542,178	113,011	798,028	8,065,824	1,765,234	6,869,837

251	96	886	60,769	8,439	541
123	192	7,678	109,026	5,759	1,301
108	57	2,802	64,227	933	389

104,226	11,223	138,398	447,553	66,112	415,164
956	168	2,451	4,721	1,127	—
12,451	2,557	16,697	47,994	12,131	18,054
16,100	4,606	66,647	284,216	23,154	346,000
84	127	469	2,463	174	95
80	100	237	4,136	180	118
18	—	183	2,025	122	75
—	—	—	682	—	—
37	76	118	7,908	1,835	2,724
—	—	—	—	—	—

134,227	13,102	128,280	581,344	72,195	470,340
1,230	550	2,898	4,968	950	—
59,054	13,485	67,356	261,338	53,764	168,531
628	239	2,215	151,922	21,097	1,354
206	320	12,797	181,710	9,598	2,168
4,258	25,961	11,918	62,951	13,346	43,972
53,480	48,596	53,177	107,856	54,286	82,119
13,012	2,906	16,899	218,515	35,305	155,950
2,149	489	2,922	32,192	6,533	21,772
16,577	25,546	20,005	22,316	18,701	16,315
19,026	7,632	26,793	147,299	31,428	103,744

980,459	271,039	1,379,854	10,873,955	2,202,403	8,720,563
(72,876)	(101,630)	(189,613)	—	(3,315)	—
(588)	(38)	(7,892)	(3,528)	(841)	—
(1,693)	(143)	(1,312)	(2,593)	(1,391)	(122)
—	(55)	(605)	(41,254)	—	(1,295)

(75,157)	(101,866)	(199,422)	(47,375)	(5,547)	(1,417)

905,302	169,173	1,180,432	10,826,580	2,196,856	8,719,146

1,691,633	180,364	706,303	14,386,960	1,403,015	9,258,763

(703,816)	685,255	1,685,313	61,182,975	2,532,208	37,707,228
—	—	—	—	—	(38,820)
—	—	—	—	—	1,886,165
154,657	(6)	—	—	—	—
(29,731)	(14,515)	(84,623)	(915,326)	(140,917)	(365,918)

(578,890)	670,734	1,600,690	60,267,649	2,391,291	39,188,655

14,231,812	2,499,333	15,064,393	190,518,227	48,662,935	141,147,629
—	—	—	—	—	1,715,500
(311,288)	(4,174)	(39,876)	(2,836,637)	—	—
11,971	4,635	23,590	359,679	85,774	154,789

13,932,495	2,499,794	15,048,107	188,041,269	48,748,709	143,017,918

13,353,605	3,170,528	16,648,797	248,308,918	51,140,000	182,206,573

$15,045,238	$3,350,892	$17,355,100	$262,695,878	$52,543,015	$191,465,336

The accompanying notes are an integral part of these financial statements.

79

International/Global Equity Funds

Statements of Changes in Net Assets

	Hartford Emerging Markets Equity Fund		Hartford Environmental Opportunities Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Period Ended October 31, 2016(1)
Operations:
Net investment income (loss)	$360,997	$1,208,907	$148,118	$362,999
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	6,273,928	(27,909,901)	438,216	554,447
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,735,329	23,479,188	2,385,692	2,964,538

Net Increase (Decrease) in Net Assets Resulting from Operations	8,370,254	(3,221,806)	2,972,026	3,881,984

Distributions to Shareholders:
From net investment income
Class A	(97,817)	(158,308)	(17,168)	—
Class B	—	—	—	—
Class C	(10,960)	(26,044)	(4,871)	—
Class I	(85,485)	(63,602)	(264,799)	—
Class R3	—	(30,720)	(8,734)	—
Class R4	—	(33,246)	(11,529)	—
Class R5	(151)	(38,278)	(14,331)	—
Class R6	—	—	(15,213)	—
Class Y	(943,751)	(1,980,961)	(15,214)	—
Class F	—	—	—	—

Total from net investment income	(1,138,164)	(2,331,159)	(351,859)	—

From net realized gain on investments
Class A	—	(111,461)	(27,994)	—
Class B	—	—	—	—
Class C	—	(31,283)	(22,078)	—
Class I	—	(36,743)	(402,619)	—
Class R3	—	(23,751)	(21,092)	—
Class R4	—	(22,146)	(21,092)	—
Class R5	—	(22,058)	(21,092)	—
Class R6	—	—	(21,092)	—
Class Y	—	(2,348,867)	(21,092)	—
Class F	—	—	—	—

Total from net realized gain on investments	—	(2,596,309)	(558,151)	—

Total distributions	(1,138,164)	(4,927,468)	(910,010)	—

Capital Share Transactions:
Sold	36,543,349	53,722,076	3,648,300	26,086,510
Issued on reinvestment of distributions	1,131,972	4,924,014	899,883	—
Redeemed	(59,176,500)	(151,024,429)	(466,996)	(11,429)

Net increase (decrease) from capital share transactions	(21,501,179)	(92,378,339)	4,081,187	26,075,081

Net Increase (Decrease) in Net Assets	(14,269,089)	(100,527,613)	6,143,203	29,957,065

Net Assets:
Beginning of period	80,629,181	181,156,794	29,957,065	—

End of period	$66,360,092	$80,629,181	$36,100,268	$29,957,065

Undistributed (distributions in excess of) net investment income	$79,657	$856,824	$126,034	$329,775

(1)	Commenced operations on February 29, 2016.

The accompanying notes are an integral part of these financial statements.

80

International/Global Equity Funds

Statements of Changes in Net Assets – (continued)

Hartford Global Capital Appreciation Fund		Hartford Global Equity Income Fund		Hartford International Equity Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$2,391,728	$6,843,151	$1,691,633	$3,558,785	$180,364	$484,379
35,824,721	(83,849,832)	(578,890)	(19,818,911)	670,734	(1,580,941)
75,639,343	53,382,990	13,932,495	9,847,648	2,499,794	1,192,640

113,855,792	(23,623,691)	15,045,238	(6,412,478)	3,350,892	96,078

(4,681,932)	(7,155,514)	(901,850)	(2,954,346)	(188,639)	(145,581)
—	—	(625)	(13,978)	(963)	(2,741)
(75,521)	(993,070)	(57,414)	(259,788)	(27,833)	(11,640)
(1,157,720)	(1,418,663)	(200,247)	(139,776)	(116,365)	(64,283)
(182,877)	(283,950)	(1,962)	(3,986)	(1,684)	(11,926)
(174,101)	(192,044)	(1,499)	(3,125)	(4,888)	(13,611)
(4,891)	(7,237)	(2,259)	(5,540)	(1,512)	(15,699)
—	—	—	—	—	—
(84,997)	(99,323)	(61,989)	(187,842)	(234,686)	(165,056)
—	—	(63)	—	—	—

(6,362,039)	(10,149,801)	(1,227,908)	(3,568,381)	(576,570)	(430,537)

—	(37,106,383)	—	—	—	(177,117)
—	(1,123,030)	—	—	—	(11,193)
—	(14,893,034)	—	—	—	(38,322)
—	(5,699,440)	—	—	—	(62,705)
—	(1,647,282)	—	—	—	(16,696)
—	(813,284)	—	—	—	(15,589)
—	(29,632)	—	—	—	(14,293)
—	—	—	—	—	—
—	(9,442,563)	—	—	—	(143,538)
—	—	—	—	—	—

—	(70,754,648)	—	—	—	(479,453)

(6,362,039)	(80,904,449)	(1,227,908)	(3,568,381)	(576,570)	(909,990)

66,798,818	140,663,770	25,985,317	39,792,703	9,433,695	5,929,090
6,109,537	77,986,224	1,206,163	3,487,155	575,400	908,365
(162,308,272)	(433,295,360)	(22,984,311)	(198,065,067)	(4,382,183)	(11,401,995)

(89,399,917)	(214,645,366)	4,207,169	(154,785,209)	5,626,912	(4,564,540)

18,093,836	(319,173,506)	18,024,499	(164,766,068)	8,401,234	(5,378,452)

1,024,619,075	1,343,792,581	136,768,022	301,534,090	29,559,640	34,938,092

$1,042,712,911	$1,024,619,075	$154,792,521	$136,768,022	$37,960,874	$29,559,640

$1,696,564	$5,666,875	$704,211	$240,486	$89,389	$485,595

The accompanying notes are an integral part of these financial statements.

81

International/Global Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford International Growth Fund		The Hartford International Opportunities Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$706,303	$2,212,357	$14,386,960	$29,801,687
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,600,690	(9,432,072)	60,267,649	(72,452,035)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	15,048,107	5,441,289	188,041,269	11,543,218

Net Increase (Decrease) in Net Assets Resulting from Operations	17,355,100	(1,778,426)	262,695,878	(31,107,130)

Distributions to Shareholders:
From net investment income
Class A	(1,221,000)	(817,837)	(4,740,377)	(3,966,872)
Class C	(56,038)	(17,254)	(236,831)	(104,103)
Class I	(526,193)	(377,253)	(4,337,804)	(1,577,287)
Class R3	(5,741)	(6,888)	(525,523)	(236,842)
Class R4	(119,840)	(79,565)	(1,547,929)	(899,125)
Class R5	(87,657)	(67,831)	(1,534,643)	(1,014,293)
Class R6	—	—	(639,577)	(36,406)
Class Y	(255,533)	(145,919)	(16,572,907)	(9,145,270)
Class F	—	—	—	—

Total from net investment income	(2,272,002)	(1,512,547)	(30,135,591)	(16,980,198)

From net realized gain on investments
Class A	—	—	—	(8,548,255)
Class B	—	—	—	(74,101)
Class C	—	—	—	(1,065,051)
Class I	—	—	—	(1,618,648)
Class R3	—	—	—	(763,671)
Class R4	—	—	—	(1,874,826)
Class R5	—	—	—	(1,505,602)
Class R6	—	—	—	(45,921)
Class Y	—	—	—	(10,030,945)
Class F	—	—	—	—

Total from net realized gain on investments	—	—	—	(25,527,020)

Total distributions	(2,272,002)	(1,512,547)	(30,135,591)	(42,507,218)

Capital Share Transactions:
Sold	134,846,095	67,005,929	1,222,590,911	1,077,596,845
Issued on reinvestment of distributions	2,154,807	1,360,116	28,980,968	41,426,799
Redeemed	(145,420,475)	(105,905,795)	(866,868,455)	(444,278,267)

Net increase (decrease) from capital share transactions	(8,419,573)	(37,539,750)	384,703,424	674,745,377

Net Increase (Decrease) in Net Assets	6,663,525	(40,830,723)	617,263,711	601,131,029

Net Assets:
Beginning of period	194,877,643	235,708,366	2,234,857,354	1,633,726,325

End of period	$201,541,168	$194,877,643	$2,852,121,065	$2,234,857,354

Undistributed (distributions in excess of) net investment income	$706,142	$2,271,841	$13,946,257	$29,694,888

The accompanying notes are an integral part of these financial statements.

82

International/Global Equity Funds

Statements of Changes in Net Assets – (continued)

The Hartford International Small Company Fund		The Hartford International Value Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$1,403,015	$3,989,940	$9,258,763	$21,017,444
2,391,291	(1,799,395)	39,188,655	22,155,589
48,748,709	(21,052,087)	143,017,918	77,320,223

52,543,015	(18,861,542)	191,465,336	120,493,256

(236,889)	(282,266)	(6,539,651)	(4,579,719)
—	—	(400,761)	(146,297)
(427,460)	(615,241)	(17,271,404)	(10,502,819)
(20,523)	(16,088)	(10,052)	—
(47,470)	(32,983)	(34,376)	(17,385)
(15,741)	(3,714)	(17,041)	(4,773)
—	—	—	—
(2,344,160)	(2,114,135)	(9,199,313)	(2,895,037)
—	—	—	—

(3,092,243)	(3,064,427)	(33,472,598)	(18,146,030)

—	(382,559)	(10,199,112)	(6,461,696)
—	(5,354)	—	—
—	(85,586)	(998,813)	(820,775)
—	(405,127)	(21,394,615)	(12,644,501)
—	(52,074)	(16,572)	(23,617)
—	(37,388)	(50,247)	(44,141)
—	(2,464)	(21,715)	(21,488)
—	—	—	—
—	(940,687)	(10,537,393)	(3,227,719)
—	—	—	—

—	(1,911,239)	(43,218,467)	(23,243,937)

(3,092,243)	(4,975,666)	(76,691,065)	(41,389,967)

117,305,976	204,916,380	783,641,646	771,450,602
2,986,467	4,784,376	64,697,787	32,776,888
(214,302,590)	(90,104,791)	(406,082,871)	(641,054,606)

(94,010,147)	119,595,965	442,256,562	163,172,884

(44,559,375)	95,758,757	557,030,833	242,276,173

448,496,120	352,737,363	1,529,468,102	1,287,191,929

$403,936,745	$448,496,120	$2,086,498,935	$1,529,468,102

$289,053	$1,978,281	$(3,756,845)	$20,456,990

The accompanying notes are an integral part of these financial statements.

83

International/Global Equity Funds

Financial Highlights

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Emerging Markets Equity Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$7.65	$0.03	$0.82	$0.85	$(0.07)	$—	$—	$(0.07)	$8.43	11.36	%(4)	$11,963	1.93	%(5)	1.75	%(5)	0.90	%(5)	41%
C	7.49	0.01	0.80	0.81	(0.03)	—	—	(0.03)	8.27	11.04	(4)	2,608	2.65	(5)	2.50	(5)	0.16	(5)	41
I	7.64	0.06	0.80	0.86	(0.10)	—	—	(0.10)	8.40	11.55	(4)	11,747	1.53	(5)	1.45	(5)	1.51	(5)	41
R3	7.58	0.02	0.83	0.85	—	—	—	—	8.43	11.21	(4)	157	2.22	(5)	1.95	(5)	0.63	(5)	41
R4	7.61	0.03	0.83	0.86	—	—	—	—	8.47	11.30	(4)	28	1.93	(5)	1.65	(5)	0.70	(5)	41
R5	7.59	0.06	0.80	0.86	(0.09)	—	—	(0.09)	8.36	11.57	(4)	55	1.53	(5)	1.35	(5)	1.65	(5)	41
Y	7.64	0.03	0.83	0.86	(0.11)	—	—	(0.11)	8.39	11.51	(4)	29,057	1.39	(5)	1.30	(5)	0.92	(5)	41
F(6)	7.96	0.05	0.39	0.44	—	—	—	—	8.40	5.53	(4)	10,745	1.47	(5)	1.25	(5)	3.63	(5)	41

For the Year Ended October 31, 2016
A	$7.30	$0.08	$0.50 (7)	$0.58	$(0.13)	$(0.10)	$—	$(0.23)	$7.65	8.52%		$10,848	1.94%		1.76	%(8)	1.12%		97%
C	7.15	0.03	0.49 (7)	0.52	(0.08)	(0.10)	—	(0.18)	7.49	7.69		1,520	2.61		2.51	(8)	0.46		97
I	7.30	0.10	0.51 (7)	0.61	(0.17)	(0.10)	—	(0.27)	7.64	8.94		2,665	1.42		1.36	(8)	1.52		97
R3	7.24	—	0.56 (7)	0.56	(0.12)	(0.10)	—	(0.22)	7.58	8.30		165	2.09		1.96	(8)	(0.01)		97
R4	7.28	0.01	0.57 (7)	0.58	(0.15)	(0.10)	—	(0.25)	7.61	8.44		40	1.78		1.66	(8)	0.11		97
R5	7.30	0.02	0.54 (7)	0.56	(0.17)	(0.10)	—	(0.27)	7.59	8.22		13	1.47		1.36	(8)	0.35		97
Y	7.29	0.09	0.53 (7)	0.62	(0.17)	(0.10)	—	(0.27)	7.64	9.16		65,378	1.37		1.31	(8)	1.33		97

For the Year Ended October 31, 2015
A	$9.09	$0.08	$(1.19)	$(1.11)	$(0.05)	$(0.63)	$—	$(0.68)	$7.30	(12.64)%		$8,161	1.79%		1.75%		0.94%		151%
C	8.92	0.01	(1.15)	(1.14)	—	(0.63)	—	(0.63)	7.15	(13.20)		2,211	2.50		2.50		0.14		151
I	9.09	0.11	(1.19)	(1.08)	(0.08)	(0.63)	—	(0.71)	7.30	(12.27)		2,705	1.34		1.34		1.35		151
R3	9.02	0.05	(1.17)	(1.12)	(0.03)	(0.63)	—	(0.66)	7.24	(12.84)		1,749	2.02		1.95		0.68		151
R4	9.06	0.08	(1.18)	(1.10)	(0.05)	(0.63)	—	(0.68)	7.28	(12.50)		1,640	1.71		1.65		0.99		151
R5	9.09	0.10	(1.18)	(1.08)	(0.08)	(0.63)	—	(0.71)	7.30	(12.30)		1,638	1.41		1.35		1.29		151
Y	9.08	0.10	(1.18)	(1.08)	(0.08)	(0.63)	—	(0.71)	7.29	(12.27)		163,053	1.32		1.30		1.31		151

For the Year Ended October 31, 2014
A	$9.16	$0.06	$—	$0.06	$(0.05)	$(0.08)	$—	$(0.13)	$9.09	0.70%		$11,009	1.86%		1.72%		0.64%		106%
C	9.01	(0.01)	—	(0.01)	—	(0.08)	—	(0.08)	8.92	(0.06)		2,617	2.50		2.42		(0.12)		106
I	9.15	0.10	—	0.10	(0.08)	(0.08)	—	(0.16)	9.09	1.14		3,045	1.37		1.29		1.08		106
R3	9.09	0.04	(0.01)	0.03	(0.02)	(0.08)	—	(0.10)	9.02	0.42		1,927	2.05		1.92		0.45		106
R4	9.13	0.07	(0.01)	0.06	(0.05)	(0.08)	—	(0.13)	9.06	0.71		1,850	1.75		1.62		0.76		106
R5	9.15	0.10	—	0.10	(0.08)	(0.08)	—	(0.16)	9.09	1.11		1,868	1.45		1.32		1.06		106
Y	9.15	0.10	(0.01)	0.09	(0.08)	(0.08)	—	(0.16)	9.08	1.05		180,595	1.34		1.26		1.08		106

For the Year Ended October 31, 2013
A	$8.43	$0.06	$0.67	$0.73	$—	$—	$—	$—	$9.16	8.69%		$8,141	1.83%		1.65%		0.68%		112%
C	8.34	0.01	0.66	0.67	—	—	—	—	9.01	8.03		2,712	2.43		2.29		0.06		112
I	8.45	0.10	0.67	0.77	(0.07)	—	—	(0.07)	9.15	9.14		2,290	1.35		1.21		1.11		112
R3	8.39	0.04	0.68	0.72	(0.02)	—	—	(0.02)	9.09	8.59		1,918	2.04		1.85		0.47		112
R4	8.43	0.07	0.67	0.74	(0.04)	—	—	(0.04)	9.13	8.84		1,835	1.74		1.55		0.76		112
R5	8.45	0.09	0.68	0.77	(0.07)	—	—	(0.07)	9.15	9.13		1,848	1.44		1.25		1.06		112
Y	8.46	0.11	0.67	0.78	(0.09)	—	—	(0.09)	9.15	9.28		236,487	1.34		1.20		1.25		112

The accompanying notes are an integral part of these financial statements.

84

International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Emerging Markets Equity Fund - (continued)
For the Year Ended October 31, 2012
A	$8.22	$0.09	$0.12	$0.21	$—	$—	$—	$—	$8.43	2.59%		$8,104	2.05%		1.58%		1.09%		128%
C	8.20	0.02	0.12	0.14	—	—	—	—	8.34	1.71		2,102	2.78		2.31		0.30		128
I	8.23	0.11	0.13	0.24	(0.02)	—	—	(0.02)	8.45	2.88		1,975	1.73		1.26		1.37		128
R3	8.21	0.06	0.12	0.18	—	—	—	—	8.39	2.19		1,747	2.42		1.85		0.75		128
R4	8.22	0.09	0.12	0.21	—	—	—	—	8.43	2.55		1,686	2.12		1.55		1.05		128
R5	8.23	0.11	0.12	0.23	(0.01)	—	—	(0.01)	8.45	2.85		1,693	1.82		1.25		1.35		128
Y	8.23	0.16	0.09	0.25	(0.02)	—	—	(0.02)	8.46	3.01		170,292	1.38		0.91		1.97		128
Hartford Environmental Opportunities Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$11.53	$0.05	$0.99	$1.04	$(0.12)	$(0.21)	$—	$(0.33)	$12.24	9.26	%(4)	$2,532	1.76	%(5)	1.13	%(5)	0.79	%(5)	12%
C	11.47	0.01	1.00	1.01	(0.05)	(0.21)	—	(0.26)	12.22	8.99	(4)	1,388	2.44	(5)	1.70	(5)	0.19	(5)	12
I	11.55	0.06	1.00	1.06	(0.14)	(0.21)	—	(0.35)	12.26	9.45	(4)	25,471	1.44	(5)	0.89	(5)	1.00	(5)	12
R3	11.50	0.03	1.00	1.03	(0.09)	(0.21)	—	(0.30)	12.23	9.18	(4)	1,255	2.12	(5)	1.32	(5)	0.57	(5)	12
R4	11.52	0.04	0.99	1.03	(0.11)	(0.21)	—	(0.32)	12.23	9.25	(4)	1,259	1.82	(5)	1.15	(5)	0.74	(5)	12
R5	11.54	0.05	1.00	1.05	(0.14)	(0.21)	—	(0.35)	12.24	9.41	(4)	1,262	1.52	(5)	0.97	(5)	0.91	(5)	12
R6	11.55	0.06	0.99	1.05	(0.15)	(0.21)	—	(0.36)	12.24	9.40	(4)	1,264	1.42	(5)	0.87	(5)	1.01	(5)	12
Y	11.55	0.06	0.99	1.05	(0.15)	(0.21)	—	(0.36)	12.24	9.40	(4)	1,659	1.45	(5)	0.90	(5)	0.99	(5)	12
F(6)	11.81	0.02	0.41	0.43	—	—	—	—	12.24	3.73	(4)	10	1.64	(5)	0.90	(5)	1.24	(5)	12

For the Period Ended October 31, 2016
A(9)	$10.00	$0.13	$1.40	$1.53	$—	$—	$—	$—	$11.53	15.30	%(4)	$1,489	1.46	%(5)	1.17	%(5)	1.75	%(5)	25	%(4)
C(9)	10.00	0.07	1.40	1.47	—	—	—	—	11.47	14.70	(4)	1,196	2.20	(5)	1.90	(5)	0.99	(5)	25	(4)
I(9)	10.00	0.15	1.40	1.55	—	—	—	—	11.55	15.50	(4)	21,506	1.20	(5)	0.90	(5)	1.99	(5)	25	(4)
R3(9)	10.00	0.10	1.40	1.50	—	—	—	—	11.50	15.00	(4)	1,150	1.90	(5)	1.60	(5)	1.29	(5)	25	(4)
R4(9)	10.00	0.12	1.40	1.52	—	—	—	—	11.52	15.20	(4)	1,152	1.60	(5)	1.30	(5)	1.59	(5)	25	(4)
R5(9)	10.00	0.14	1.40	1.54	—	—	—	—	11.54	15.40	(4)	1,154	1.30	(5)	1.00	(5)	1.89	(5)	25	(4)
R6(9)	10.00	0.15	1.40	1.55	—	—	—	—	11.55	15.50	(4)	1,155	1.20	(5)	0.90	(5)	1.99	(5)	25	(4)
Y(9)	10.00	0.15	1.40	1.55	—	—	—	—	11.55	15.50	(4)	1,155	1.20	(5)	0.90	(5)	1.99	(5)	25	(4)
Hartford Global Capital Appreciation Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$15.61	$0.05	$1.78	$1.83	$(0.12)	$—	$—	$(0.12)	$17.32	11.86	%(4)	$646,931	1.30	%(5)	1.25	%(5)	0.59	%(5)	61%
B	14.17	(0.02)	1.63	1.61	—	—	—	—	15.78	11.29	(4)	2,030	2.52	(5)	2.00	(5)	(0.30	)(5)	61
C	14.24	(0.01)	1.64	1.63	(0.01)	—	—	(0.01)	15.86	11.42	(4)	206,851	2.00	(5)	1.99	(5)	(0.17	)(5)	61
I	16.10	0.07	1.84	1.91	(0.17)	—	—	(0.17)	17.84	11.95	(4)	132,656	0.97	(5)	0.97	(5)	0.89	(5)	61
R3	15.36	0.04	1.75	1.79	(0.10)	—	—	(0.10)	17.05	11.75	(4)	25,206	1.58	(5)	1.35	(5)	0.47	(5)	61
R4	15.85	0.07	1.81	1.88	(0.16)	—	—	(0.16)	17.57	11.92	(4)	19,588	1.27	(5)	1.05	(5)	0.80	(5)	61
R5	16.19	0.08	1.83	1.91	(0.16)	—	—	(0.16)	17.94	11.92	(4)	536	1.00	(5)	0.95	(5)	0.90	(5)	61
Y	16.35	0.09	1.85	1.94	(0.18)	—	—	(0.18)	18.11	11.99	(4)	8,905	0.87	(5)	0.87	(5)	1.00	(5)	61
F(6)	17.18	0.05	0.61	0.66	—	—	—	—	17.84	3.84	(4)	10	0.86	(5)	0.86	(5)	1.59	(5)	61

For the Year Ended October 31, 2016
A	$16.88	$0.12	$(0.34)	$(0.22)	$(0.16)	$(0.89)	$—	$(1.05)	$15.61	(1.23)%		$642,111	1.32%		1.27	%(10)	0.77%		100%
B	15.37	(0.01)	(0.30)	(0.31)	—	(0.89)	—	(0.89)	14.17	(1.91)		5,279	2.24		2.02	(10)	(0.06)		100
C	15.50	—	(0.31)	0.31	(0.06)	(0.89)	—	(0.95)	14.24	(1.93)		216,714	2.01		2.01	(10)	0.03		100
I	17.38	0.16	(0.34)	(0.18)	(0.21)	(0.89)	—	(1.10)	16.10	(0.88)		107,469	0.98		0.98	(10)	1.04		100
R3	16.63	0.10	(0.33)	(0.23)	(0.15)	(0.89)	—	(1.04)	15.36	(1.29)		27,680	1.59		1.37	(10)	0.67		100
R4	17.13	0.15	(0.34)	(0.19)	(0.20)	(0.89)	—	(1.09)	15.85	(0.97)		17,291	1.28		1.07	(10)	0.98		100
R5	17.46	0.18	(0.35)	(0.17)	(0.21)	(0.89)	—	(1.10)	16.19	(0.87)		540	1.00		0.97	(10)	1.13		100
Y	17.65	0.12	(0.31)	(0.19)	(0.22)	(0.89)	—	(1.11)	16.35	(0.93)		7,536	0.88		0.88	(10)	0.69		100

The accompanying notes are an integral part of these financial statements.

85

International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Global Capital Appreciation Fund - (continued)
For the Year Ended October 31, 2015
A	$20.10	$0.10	$(0.09)	$0.01	$(0.06)	$(3.17)	$—	$(3.23)	$16.88	0.45%		$706,024	1.26%		1.25%		0.55%		93%
B	18.65	(0.04)	(0.07)	(0.11)	—	(3.17)	—	(3.17)	15.37	(0.27)		21,276	2.13		2.00		(0.22)		93
C	18.78	(0.03)	(0.08)	(0.11)	—	(3.17)	—	(3.17)	15.50	(0.26)		262,263	1.96		1.96		(0.16)		93
I	20.59	0.16	(0.09)	0.07	(0.11)	(3.17)	—	(3.28)	17.38	0.79		113,759	0.93		0.93		0.86		93
R3	19.85	0.08	(0.09)	(0.01)	(0.04)	(3.17)	—	(3.21)	16.63	0.35		31,389	1.54		1.35		0.45		93
R4	20.35	0.13	(0.09)	0.04	(0.09)	(3.17)	—	(3.26)	17.13	0.62		14,478	1.24		1.05		0.75		93
R5	20.68	0.12	(0.06)	0.06	(0.11)	(3.17)	—	(3.28)	17.46	0.72		553	0.95		0.95		0.65		93
Y	20.86	0.18	(0.09)	0.09	(0.13)	(3.17)	—	(3.30)	17.65	0.87		194,050	0.83		0.83		0.97		93

For the Year Ended October 31, 2014
A	$18.87	$0.13	$1.60	$1.73	$—	$(0.50)	$—	$(0.50)	$20.10	9.39%		$732,928	1.28%		1.25%		0.67%		144	%(11)
B	17.67	(0.02)	1.50	1.48	—	(0.50)	—	(0.50)	18.65	8.59		46,336	2.11		2.00		(0.08)		144	(11)
C	17.78	(0.01)	1.51	1.50	—	(0.50)	—	(0.50)	18.78	8.65		282,703	1.98		1.95		(0.03)		144	(11)
I	19.26	0.20	1.63	1.83	—	(0.50)	—	(0.50)	20.59	9.72		117,640	0.95		0.92		0.98		144	(11)
R3	18.66	0.11	1.58	1.69	—	(0.50)	—	(0.50)	19.85	9.27		31,735	1.57		1.35		0.57		144	(11)
R4	19.06	0.18	1.61	1.79	—	(0.50)	—	(0.50)	20.35	9.61		10,055	1.26		1.05		0.88		144	(11)
R5	19.34	0.20	1.64	1.84	—	(0.50)	—	(0.50)	20.68	9.73		1,549	0.97		0.94		0.98		144	(11)
Y	19.50	0.12	1.76	1.88	(0.02)	(0.50)	—	(0.52)	20.86	9.83		209,340	0.86		0.83		0.58		144	(11)

For the Year Ended October 31, 2013
A	$13.93	$0.07	$4.93	$5.00	$(0.06)	$—	$—	$(0.06)	$18.87	35.97%		$503,765	1.36%		1.25%		0.42%		128%
B	13.10	(0.05)	4.62	4.57	—	—	—	—	17.67	34.89		56,743	2.20		2.00		(0.32)		128
C	13.18	(0.05)	4.65	4.60	—	—	—	—	17.78	34.90		258,520	2.07		2.00		(0.33)		128
I	14.22	0.11	5.02	5.13	(0.09)	—	—	(0.09)	19.26	36.29		117,325	1.04		1.00		0.66		128
R3	13.79	0.05	4.87	4.92	(0.05)	—	—	(0.05)	18.66	35.75		30,704	1.64		1.35		0.31		128
R4	14.07	0.11	4.96	5.07	(0.08)	—	—	(0.08)	19.06	36.18		10,603	1.33		1.05		0.63		128
R5	14.28	0.12	5.04	5.16	(0.10)	—	—	(0.10)	19.34	36.36		1,242	1.05		0.95		0.74		128
Y	14.40	0.13	5.08	5.21	(0.11)	—	—	(0.11)	19.50	36.40		12,947	0.93		0.90		0.76		128

For the Year Ended October 31, 2012(12)
A	$12.80	$0.03	$1.10	$1.13	$—	$—	$—	$—	$13.93	8.83%		$411,923	1.41%		1.32%		0.23%		135%
B	12.14	(0.08)	1.04	0.96	—	—	—	—	13.10	7.91		51,815	2.26		2.10		(0.55)		135
C	12.21	(0.07)	1.04	0.97	—	—	—	—	13.18	7.94		222,460	2.12		2.06		(0.51)		135
I	13.04	0.08	1.10	1.18	—	—	—	—	14.22	9.05		87,227	1.10		1.05		0.49		135
R3	12.69	0.01	1.09	1.10	—	—	—	—	13.79	8.67		24,232	1.69		1.45		0.11		135
R4	12.91	0.06	1.10	1.16	—	—	—	—	14.07	8.99		10,362	1.37		1.18		0.37		135
R5	13.09	0.08	1.11	1.19	—	—	—	—	14.28	9.09		1,276	1.09		1.00		0.57		135
Y	13.18	0.19	1.03	1.22	—	—	—	—	14.40	9.26		12,189	0.97		0.95		0.63		135

Hartford Global Equity Income Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.73	$0.13	$1.02	$1.15	$(0.09)	$—	$—	$(0.09)	$11.79	10.90	%(4)	$110,520	1.34	%(5)	1.24	%(5)	2.30	%(5)	15%
B	10.52	0.06	1.04	1.10	(0.04)	—	—	(0.04)	11.58	10.42	(4)	83	2.68	(5)	2.00	(5)	1.17	(5)	15
C	10.47	0.08	1.01	1.09	(0.05)	—	—	(0.05)	11.51	10.46	(4)	11,954	2.11	(5)	2.00	(5)	1.53	(5)	15
I	10.74	0.17	1.01	1.18	(0.11)	—	—	(0.11)	11.81	11.02	(4)	26,045	1.07	(5)	0.97	(5)	2.95	(5)	15
R3	10.72	0.12	1.03	1.15	(0.09)	—	—	(0.09)	11.78	10.82	(4)	278	1.67	(5)	1.45	(5)	2.14	(5)	15
R4	10.76	0.13	1.04	1.17	(0.10)	—	—	(0.10)	11.83	10.92	(4)	173	1.40	(5)	1.15	(5)	2.39	(5)	15
R5	10.75	0.15	1.04	1.19	(0.12)	—	—	(0.12)	11.82	11.09	(4)	242	1.02	(5)	0.85	(5)	2.74	(5)	15
Y	10.63	0.15	1.02	1.17	(0.12)	—	—	(0.12)	11.68	11.07	(4)	5,488	0.90	(5)	0.80	(5)	2.80	(5)	15
F(6)	11.48	0.09	0.31	0.40	(0.07)	—	—	(0.07)	11.81	3.52	(4)	10	0.90	(5)	0.80	(5)	4.59	(5)	15

The accompanying notes are an integral part of these financial statements.

86

International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Global Equity Income Fund - (continued)
For the Year Ended October 31, 2016
A	$10.94	$0.26	$(0.19)	$0.07	$(0.28)	$—	$—	$(0.28)	$10.73	0.65%	$107,363	1.39%	1.27	%(13)	2.47%	28%
B	10.72	0.17	(0.18)	(0.01)	(0.19)	—	—	(0.19)	10.52	(0.09)	322	2.40	2.02	(13)	1.66	28
C	10.68	0.18	(0.18)	—	(0.21)	—	—	(0.21)	10.47	0.02	12,015	2.15	2.02	(13)	1.71	28
I	10.95	0.26	(0.16)	0.10	(0.31)	—	—	(0.31)	10.74	1.02	11,385	1.06	0.95	(13)	2.48	28
R3	10.91	0.21	(0.15)	0.06	(0.25)	—	—	(0.25)	10.72	0.48	210	1.70	1.47	(13)	1.98	28
R4	10.95	0.24	(0.16)	0.08	(0.27)	—	—	(0.27)	10.76	0.78	165	1.39	1.17	(13)	2.22	28
R5	10.97	0.28	(0.17)	0.11	(0.33)	—	—	(0.33)	10.75	1.08	201	1.03	0.87	(13)	2.63	28
Y	10.95	0.21	(0.11)	0.10	(0.42)	—	—	(0.42)	10.63	1.03	5,107	0.92	0.82	(13)	1.94	28

For the Year Ended October 31, 2015
A	$11.72	$0.22	$(0.27)	$(0.05)	$(0.22)	$(0.51)	$—	$(0.73)	$10.94	(0.37)%	$107,066	1.33%	1.25%		2.00%	19%
B	11.49	0.14	(0.27)	(0.13)	(0.13)	(0.51)	—	(0.64)	10.72	(1.13)	1,223	2.33	2.00		1.22	19
C	11.47	0.14	(0.28)	(0.14)	(0.14)	(0.51)	—	(0.65)	10.68	(1.20)	13,097	2.08	2.00		1.23	19
I	11.74	0.25	(0.28)	(0.03)	(0.25)	(0.51)	—	(0.76)	10.95	(0.15)	3,442	1.00	0.97		2.25	19
R3	11.69	0.20	(0.27)	(0.07)	(0.20)	(0.51)	—	(0.71)	10.91	(0.59)	454	1.57	1.45		1.76	19
R4	11.73	0.24	(0.28)	(0.04)	(0.23)	(0.51)	—	(0.74)	10.95	(0.28)	516	1.26	1.15		2.11	19
R5	11.75	0.26	(0.27)	(0.01)	(0.26)	(0.51)	—	(0.77)	10.97	0.02	582	0.95	0.85		2.33	19
Y	11.74	0.27	(0.28)	(0.01)	(0.27)	(0.51)	—	(0.78)	10.95	(0.02)	175,153	0.84	0.80		2.43	19

For the Year Ended October 31, 2014
A	$11.96	$0.13	$0.71	$0.84	$(0.08)	$(1.00)	$—	$(1.08)	$11.72	7.66%	$75,862	1.57%	1.36%		1.08%	90%
B	11.75	0.03	0.71	0.74	—	(1.00)	—	(1.00)	11.49	6.90	2,208	2.52	2.12		0.26	90
C	11.73	0.04	0.70	0.74	—	(1.00)	—	(1.00)	11.47	6.91	10,356	2.31	2.11		0.32	90
I	12.00	0.16	0.70	0.86	(0.12)	(1.00)	—	(1.12)	11.74	7.89	1,377	1.17	1.10		1.35	90
R3	11.92	0.10	0.70	0.80	(0.03)	(1.00)	—	(1.03)	11.69	7.41	465	1.77	1.57		0.81	90
R4	11.97	0.14	0.71	0.85	(0.09)	(1.00)	—	(1.09)	11.73	7.80	508	1.45	1.26		1.19	90
R5	12.01	0.18	0.71	0.89	(0.15)	(1.00)	—	(1.15)	11.75	8.12	659	1.13	0.95		1.53	90
Y	12.00	0.18	0.72	0.90	(0.16)	(1.00)	—	(1.16)	11.74	8.22	192,326	0.87	0.80		1.54	90

For the Year Ended October 31, 2013
A	$9.50	$0.07	$2.57	$2.64	$(0.18)	$—	$—	$(0.18)	$11.96	28.25%	$59,361	1.73	%1.45		%0.65	%100%
B	9.32	(0.01)	2.53	2.52	(0.09)	—	—	(0.09)	11.75	27.22	3,057	2.66	2.20		(0.07)	100
C	9.32	(0.01)	2.53	2.52	(0.11)	—	—	(0.11)	11.73	27.27	10,041	2.43	2.20		(0.09)	100
I	9.54	0.09	2.58	2.67	(0.21)	—	—	(0.21)	12.00	28.50	1,052	1.38	1.20		0.88	100
R3	9.47	0.05	2.57	2.62	(0.17)	—	—	(0.17)	11.92	28.03	517	1.85	1.65		0.43	100
R4	9.52	0.08	2.56	2.64	(0.19)	—	—	(0.19)	11.97	28.24	436	1.54	1.35		0.75	100
R5	9.54	0.11	2.58	2.69	(0.22)	—	—	(0.22)	12.01	28.75	416	1.23	1.05		1.05	100
Y	9.53	0.10	2.60	2.70	(0.23)	—	—	(0.23)	12.00	28.84	3,975	1.14	1.00		1.02	100

For the Year Ended October 31, 2012
A	$9.30	$0.07	$0.71	$0.78	$(0.02)	$(0.56)	$—	$(0.58)	$9.50	9.52%	$46,551	1.78%	1.45%		0.82%	107%
B	9.17	—	0.71	0.71	—	(0.56)	—	(0.56)	9.32	8.78	3,542	2.69	2.20		0.05	107
C	9.17	0.01	0.70	0.71	—	(0.56)	—	(0.56)	9.32	8.78	8,994	2.47	2.20		0.06	107
I	9.33	0.09	0.73	0.82	(0.05)	(0.56)	—	(0.61)	9.54	9.91	708	1.35	1.20		1.03	107
R3	9.26	0.06	0.71	0.77	—	(0.56)	—	(0.56)	9.47	9.38	371	1.86	1.65		0.63	107
R4	9.31	0.08	0.72	0.80	(0.03)	(0.56)	—	(0.59)	9.52	9.72	334	1.55	1.35		0.91	107
R5	9.33	0.11	0.72	0.83	(0.06)	(0.56)	—	(0.62)	9.54	10.04	322	1.24	1.05		1.21	107
Y	9.32	0.13	0.70	0.83	(0.06)	(0.56)	—	(0.62)	9.53	10.12	22,849	1.10	1.00		1.48	107

The accompanying notes are an integral part of these financial statements.

87

International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford International Equity Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$9.37	$0.04	$0.90	$0.94	$(0.17)	$—	$—	$(0.17)	$10.14	10.26	%(4)	$11,130	1.85	%(5)	1.19	%(5)	0.89%	58%
B	9.31	—	0.92	0.92	(0.08)	—	—	(0.08)	10.15	9.93	(4)	91	2.70	(5)	1.94	(5)	0.02	58
C	9.25	0.01	0.90	0.91	(0.10)	—	—	(0.10)	10.06	9.95	(4)	3,157	2.58	(5)	1.94	(5)	0.20	58
I	9.44	0.07	0.89	0.96	(0.18)	—	—	(0.18)	10.22	10.45	(4)	10,679	1.51	(5)	0.89	(5)	1.47	58
R3	9.37	0.03	0.89	0.92	(0.18)	—	—	(0.18)	10.11	10.05	(4)	99	2.35	(5)	1.49	(5)	0.55	58
R4	9.40	0.04	0.90	0.94	(0.19)	—	—	(0.19)	10.15	10.23	(4)	346	1.87	(5)	1.19	(5)	0.92	58
R5	9.38	0.11	0.71	0.82	(1.25)	—	—	(1.25)	8.95	10.44	(4)	331	1.48	(5)	0.88	(5)	2.57	58
Y	9.44	0.06	0.90	0.96	(0.20)	—	—	(0.20)	10.20	10.48	(4)	12,118	1.39	(5)	0.79	(5)	1.32	58
F(6)	9.65	0.05	0.52	0.57	—	—	—	—	10.22	5.91	(4)	11	1.38	(5)	0.79	(5)	2.85	58

For the Year Ended October 31, 2016
A	$9.40	$0.14	$0.06	$0.20	$(0.10)	$(0.13)	$—	$(0.23)	$9.37	2.29%		$10,519	1.99%		1.20	%(14)	1.52%	95%
B	9.35	0.01	0.11	0.12	(0.03)	(0.13)	—	(0.16)	9.31	1.37		120	2.71		1.95	(14)	0.17	95
C	9.29	0.07	0.06	0.13	(0.04)	(0.13)	—	(0.17)	9.25	1.46		2,583	2.73		1.95	(14)	0.80	95
I	9.47	0.16	0.07	0.23	(0.13)	(0.13)	—	(0.26)	9.44	2.55		5,109	1.63		0.90	(14)	1.82	95
R3	9.41	0.05	0.13	0.18	(0.09)	(0.13)	—	(0.22)	9.37	2.02		110	2.26		1.50	(14)	0.57	95
R4	9.44	0.07	0.13	0.20	(0.11)	(0.13)	—	(0.24)	9.40	2.24		251	1.94		1.20	(14)	0.80	95
R5	9.47	0.07	0.11	0.18	(0.14)	(0.13)	—	(0.27)	9.38	2.01		11	1.61		0.90	(14)	0.79	95
Y	9.47	0.18	0.07	0.25	(0.15)	(0.13)	—	(0.28)	9.44	2.73		10,857	1.51		0.80	(14)	1.96	95

For the Year Ended October 31, 2015
A	$9.92	$0.07	$(0.26)	$(0.19)	$(0.08)	$(0.25)	$—	$(0.33)	$9.40	(1.76)%		$12,648	1.84%		1.39%		0.77%	125%
B	9.84	—	(0.24)	(0.24)	—	(0.25)	—	(0.25)	9.35	(2.34)		821	2.49		2.13		0.02	125
C	9.80	0.01	(0.25)	(0.24)	(0.02)	(0.25)	—	(0.27)	9.29	(2.39)		2,859	2.57		2.14		0.08	125
I	9.98	0.11	(0.25)	(0.14)	(0.12)	(0.25)	—	(0.37)	9.47	(1.30)		4,554	1.45		1.07		1.13	125
R3	9.91	0.05	(0.24)	(0.19)	(0.06)	(0.25)	—	(0.31)	9.41	(1.84)		1,226	2.09		1.62		0.55	125
R4	9.95	0.08	(0.25)	(0.17)	(0.09)	(0.25)	—	(0.34)	9.44	(1.62)		1,149	1.78		1.32		0.85	125
R5	9.98	0.11	(0.25)	(0.14)	(0.12)	(0.25)	—	(0.37)	9.47	(1.30)		1,057	1.47		1.02		1.15	125
Y	9.98	0.12	(0.26)	(0.14)	(0.12)	(0.25)	—	(0.37)	9.47	(1.25)		10,625	1.37		0.96		1.21	125

For the Year Ended October 31, 2014
A	$9.91	$0.06	$0.03	$0.09	$(0.08)	$—	$—	$(0.08)	$9.92	0.89%		$10,810	1.84%		1.44%		0.57%	69%
B	9.84	(0.02)	0.03	0.01	(0.01)	—	—	(0.01)	9.84	0.10		908	2.53		2.13		(0.18)	69
C	9.81	(0.03)	0.04	0.01	(0.02)	—	—	(0.02)	9.80	0.06		1,910	2.59		2.19		(0.26)	69
I	9.97	0.10	0.02	0.12	(0.11)	—	—	(0.11)	9.98	1.19		1,835	1.44		1.04		1.03	69
R3	9.91	0.05	0.01	0.06	(0.06)	—	—	(0.06)	9.91	0.54		1,258	2.12		1.65		0.44	69
R4	9.94	0.08	0.01	0.09	(0.08)	—	—	(0.08)	9.95	0.90		1,151	1.81		1.35		0.74	69
R5	9.97	0.11	0.01	0.12	(0.11)	—	—	(0.11)	9.98	1.18		1,071	1.50		1.05		1.04	69
Y	9.97	0.11	0.01	0.12	(0.11)	—	—	(0.11)	9.98	1.22		10,756	1.40		1.00		1.09	69

For the Year Ended October 31, 2013
A	$8.31	$0.10	$1.66	$1.76	$(0.16)	$—	$—	$(0.16)	$9.91	21.43%		$12,351	1.95%		1.41%		1.12%	106%
B	8.25	0.04	1.65	1.69	(0.10)	—	—	(0.10)	9.84	20.63		1,404	2.64		2.11		0.44	106
C	8.23	0.04	1.64	1.68	(0.10)	—	—	(0.10)	9.81	20.64		2,514	2.68		2.15		0.39	106
I	8.36	0.14	1.66	1.80	(0.19)	—	—	(0.19)	9.97	21.90		1,467	1.56		1.03		1.50	106
R3	8.31	0.08	1.66	1.74	(0.14)	—	—	(0.14)	9.91	21.22		1,225	2.25		1.65		0.91	106
R4	8.33	0.11	1.67	1.78	(0.17)	—	—	(0.17)	9.94	21.62		1,122	1.94		1.35		1.21	106
R5	8.35	0.14	1.67	1.81	(0.19)	—	—	(0.19)	9.97	22.02		1,059	1.63		1.05		1.50	106
Y	8.36	0.14	1.66	1.80	(0.19)	—	—	(0.19)	9.97	21.93		10,623	1.53		1.00		1.55	106

The accompanying notes are an integral part of these financial statements.

88

International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford International Equity Fund - (continued)
For the Year Ended October 31, 2012
A	$7.98	$0.10	$0.29	$0.39	$(0.06)	$—	$—	$(0.06)	$8.31	4.94%		$8,397	2.11%		1.44%		1.26%		85%
B	7.92	0.04	0.29	0.33	—	—	—	—	8.25	4.17		1,111	2.80		2.13		0.57		85
C	7.90	0.04	0.29	0.33	—	—	—	—	8.23	4.18		1,753	2.83		2.16		0.53		85
I	8.03	0.13	0.29	0.42	(0.09)	—	—	(0.09)	8.36	5.39		1,119	1.69		1.02		1.67		85
R3	7.98	0.08	0.29	0.37	(0.04)	—	—	(0.04)	8.31	4.68		963	2.39		1.65		1.05		85
R4	8.00	0.11	0.28	0.39	(0.06)	—	—	(0.06)	8.33	5.02		924	2.08		1.35		1.34		85
R5	8.03	0.13	0.28	0.41	(0.09)	—	—	(0.09)	8.35	5.23		868	1.77		1.05		1.64		85
Y	8.03	0.14	0.28	0.42	(0.09)	—	—	(0.09)	8.36	5.42		8,708	1.67		1.00		1.69		85
The Hartford International Growth Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$12.24	$0.04	$1.08	$1.12	$(0.14)	$—	$—	$(0.14)	$13.22	9.33	%(4)	$107,937	1.51	%(5)	1.30	%(5)	0.69	%(5)	42%
B	11.27	(0.04)	1.05	1.01	—	—	—	—	12.28	8.96	(4)	258	2.83	(5)	2.05	(5)	(0.64	)(5)	42
C	11.26	(0.01)	1.01	1.00	(0.05)	—	—	(0.05)	12.21	8.99	(4)	13,689	2.24	(5)	2.05	(5)	(0.09	)(5)	42
I	12.16	0.07	1.06	1.13	(0.18)	—	—	(0.18)	13.11	9.51	(4)	53,265	1.32	(5)	1.00	(5)	1.25	(5)	42
R3	12.33	0.02	1.10	1.12	(0.08)	—	—	(0.08)	13.37	9.22	(4)	816	1.80	(5)	1.60	(5)	0.35	(5)	42
R4	12.55	0.05	1.11	1.16	(0.15)	—	—	(0.15)	13.56	9.38	(4)	11,441	1.40	(5)	1.30	(5)	0.75	(5)	42
R5	12.67	0.05	1.13	1.18	(0.18)	—	—	(0.18)	13.67	9.63	(4)	5,113	1.10	(5)	1.00	(5)	0.85	(5)	42
Y	12.71	0.04	1.15	1.19	(0.19)	—	—	(0.19)	13.71	9.57	(4)	9,011	0.99	(5)	0.95	(5)	0.64	(5)	42
F(6)	12.18	0.07	0.86	0.93	—	—	—	—	13.11	7.64	(4)	11	1.00	(5)	0.90	(5)	3.30	(5)	42

For the Year Ended October 31, 2016
A	$12.38	$0.13	$(0.19)	$(0.06)	$(0.08)	$—	$—	$(0.08)	$12.24	(0.39)%		$109,049	1.56%		1.32	%(15)	1.07%		89%
B	11.41	0.02	(0.16)	(0.14)	—	—	—	—	11.27	(1.23)		911	2.69		2.07	(15)	0.19		89
C	11.40	0.03	(0.16)	(0.13)	(0.01)	—	—	(0.01)	11.26	(1.22)		14,706	2.27		2.07	(15)	0.30		89
I	12.30	0.17	(0.18)	(0.01)	(0.13)	—	—	(0.13)	12.16	(0.12)		35,437	1.19		1.02	(15)	1.39		89
R3	12.50	0.10	(0.20)	(0.10)	(0.07)	—	—	(0.07)	12.33	(0.78)		1,027	1.79		1.62	(15)	0.81		89
R4	12.72	0.15	(0.20)	(0.05)	(0.12)	—	—	(0.12)	12.55	(0.45)		10,542	1.43		1.32	(15)	1.18		89
R5	12.82	0.17	(0.19)	(0.02)	(0.13)			(0.13)	12.67	(0.17)		5,925	1.13		1.02	(15)	1.39		89
Y	12.86	0.16	(0.17)	(0.01)	(0.14)	—	—	(0.14)	12.71	(0.09)		17,282	1.03		0.97	(15)	1.25		89

For the Year Ended October 31, 2015
A	$12.56	$0.08	$(0.24)	$(0.16)	$(0.02)	$—	$—	$(0.02)	$12.38	(1.31)%		$119,554	1.51%		1.43%		0.65%		121%
B	11.65	(0.03)	(0.21)	(0.24)	—	—	—	—	11.41	(2.06)		2,379	2.63		2.20		(0.24)		121
C	11.63	—	(0.23)	(0.23)	—	—	—	—	11.40	(1.98)		18,454	2.22		2.14		(0.04)		121
I	12.51	0.16	(0.28)	(0.12)	(0.09)	—	—	(0.09)	12.30	(0.98)		42,404	1.09		1.03		1.27		121
R3	12.68	0.08	(0.26)	(0.18)	—	—	—	—	12.50	(1.42)		1,152	1.75		1.60		0.59		121
R4	12.92	0.11	(0.25)	(0.14)	(0.06)	—	—	(0.06)	12.72	(1.09)		6,280	1.39		1.30		0.84		121
R5	13.01	0.18	(0.28)	(0.10)	(0.09)	—	—	(0.09)	12.82	(0.83)		5,915	1.08		1.00		1.33		121
Y	13.06	0.14	(0.25)	(0.11)	(0.09)	—	—	(0.09)	12.86	(0.79)		39,569	0.97		0.95		1.09		121

For the Year Ended October 31, 2014
A	$12.10	$0.07	$0.48	$0.55	$(0.09)	$—	$—	$(0.09)	$12.56	4.52%		$97,732	1.58%		1.50%		0.55%		84%
B	11.23	(0.03)	0.45	0.42	—	—	—	—	11.65	3.74		4,384	2.64		2.25		(0.25)		84
C	11.22	(0.02)	0.43	0.41	—	—	—	—	11.63	3.65		12,978	2.30		2.24		(0.19)		84
I	12.04	0.12	0.47	0.59	(0.12)	—	—	(0.12)	12.51	4.94		6,748	1.18		1.12		0.92		84
R3	12.19	0.06	0.48	0.54	(0.05)	—	—	(0.05)	12.68	4.40		458	1.83		1.60		0.48		84
R4	12.45	0.10	0.48	0.58	(0.11)	—	—	(0.11)	12.92	4.68		1,293	1.44		1.30		0.77		84
R5	12.53	0.13	0.49	0.62	(0.14)	—	—	(0.14)	13.01	4.99		182	1.13		1.00		1.03		84
Y	12.57	0.11	0.53	0.64	(0.15)	—	—	(0.15)	13.06	5.10		38,538	1.01		0.95		0.87		84

The accompanying notes are an integral part of these financial statements.

89

International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford International Growth Fund - (continued)
For the Year Ended October 31, 2013
A	$9.75	$0.10	$2.34	$2.44	$(0.09)	$—	$—	$(0.09)	$12.10	25.15%		$93,051	1.65%		1.50%		0.88%		99%
B	9.04	0.02	2.17	2.19	—	—	—	—	11.23	24.27		6,816	2.66		2.25		0.16		99
C	9.04	0.01	2.19	2.20	(0.02)	—	—	(0.02)	11.22	24.32		13,213	2.35		2.25		0.14		99
I	9.70	0.14	2.32	2.46	(0.12)	—	—	(0.12)	12.04	25.58		5,549	1.24		1.16		1.25		99
R3	9.82	0.09	2.36	2.45	(0.08)	—	—	(0.08)	12.19	25.03		485	1.83		1.60		0.81		99
R4	10.03	0.12	2.41	2.53	(0.11)	—	—	(0.11)	12.45	25.42		905	1.45		1.30		1.08		99
R5	10.09	0.16	2.42	2.58	(0.14)	—	—	(0.14)	12.53	25.83		152	1.15		1.00		1.37		99
Y	10.12	0.16	2.44	2.60	(0.15)	—	—	(0.15)	12.57	25.91		3,524	1.02		0.95		1.41		99

For the Year Ended October 31, 2012
A	$9.25	$0.07	$0.51	$0.58	$(0.08)	$—	$—	$(0.08)	$9.75	6.33%		$83,324	1.68%		1.50%		0.72%		106%
B	8.57	—	0.47	0.47	—	—	—	—	9.04	5.48		8,974	2.67		2.25		(0.03)		106
C	8.57	—	0.47	0.47	—	—	—	—	9.04	5.50		12,465	2.39		2.25		(0.02)		106
I	9.21	0.10	0.50	0.60	(0.11)	—	—	(0.11)	9.70	6.63		5,585	1.28		1.21		1.08		106
R3	9.33	0.06	0.51	0.57	(0.08)	—	—	(0.08)	9.82	6.23		700	1.83		1.60		0.65		106
R4	9.45	0.09	0.53	0.62	(0.04)	—	—	(0.04)	10.03	6.61		718	1.46		1.30		0.98		106
R5	9.58	0.12	0.52	0.64	(0.13)	—	—	(0.13)	10.09	6.87		117	1.16		1.00		1.21		106
Y	9.61	0.12	0.53	0.65	(0.14)	—	—	(0.14)	10.12	6.93		2,834	1.02		0.95		1.29		106
The Hartford International Opportunities Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$14.36	$0.06	$1.48	$1.54	$(0.15)	$—	$—	$(0.15)	$15.75	10.82	%(4)	$484,588	1.16	%(5)	1.15	%(5)	0.83	%(5)	50%
B	12.97	(0.03)	1.37	1.34	—	—	—	—	14.31	10.33	(4)	554	2.66	(5)	2.01	(5)	(0.39	)(5)	50
C	12.61	0.01	1.30	1.31	(0.06)	—	—	(0.06)	13.86	10.42	(4)	54,456	1.90	(5)	1.90	(5)	0.09	(5)	50
I	14.31	0.10	1.46	1.56	(0.21)	—	—	(0.21)	15.66	10.96	(4)	442,776	0.88	(5)	0.88	(5)	1.34	(5)	50
R3	14.58	0.05	1.49	1.54	(0.13)	—	—	(0.13)	15.99	10.65	(4)	65,435	1.42	(5)	1.42	(5)	0.61	(5)	50
R4	14.84	0.07	1.52	1.59	(0.17)	—	—	(0.17)	16.26	10.80	(4)	161,704	1.12	(5)	1.12	(5)	0.93	(5)	50
R5	14.98	0.11	1.52	1.63	(0.21)	—	—	(0.21)	16.40	11.02	(4)	163,109	0.82	(5)	0.82	(5)	1.42	(5)	50
R6	15.06	0.12	1.52	1.64	(0.22)	—	—	(0.22)	16.48	11.06	(4)	125,902	0.72	(5)	0.71	(5)	1.52	(5)	50
Y	15.07	0.10	1.54	1.64	(0.22)	—	—	(0.22)	16.49	11.05	(4)	1,066,234	0.71	(5)	0.71	(5)	1.28	(5)	50
F(6)	14.79	0.10	0.77	0.87	—	—	—	—	15.66	5.88	(4)	287,364	0.71	(5)	0.71	(5)	3.99	(5)	50

For the Year Ended October 31, 2016
A	$15.11	$0.18	$(0.59)	$(0.41)	$(0.11)	$(0.23)	$—	$(0.34)	$14.36	(2.68)%		$483,835	1.20%		1.20%		1.27%		82%
B	13.69	0.03	(0.52)	(0.49)	—	(0.23)	—	(0.23)	12.97	(3.52)		1,354	2.39		2.04		0.26		82
C	13.32	0.07	(0.53)	(0.46)	(0.02)	(0.23)	—	(0.25)	12.61	(3.38)		54,507	1.93		1.93		0.52		82
I	15.07	0.23	(0.60)	(0.37)	(0.16)	(0.23)	—	(0.39)	14.31	(2.34)		271,707	0.88		0.88		1.65		82
R3	15.33	0.15	(0.60)	(0.45)	(0.07)	(0.23)	—	(0.30)	14.58	(2.88)		58,367	1.45		1.45		1.02		82
R4	15.59	0.19	(0.60)	(0.41)	(0.11)	(0.23)	—	(0.34)	14.84	(2.58)		139,731	1.14		1.14		1.32		82
R5	15.74	0.24	(0.61)	(0.37)	(0.16)	(0.23)	—	(0.39)	14.98	(2.33)		101,936	0.84		0.84		1.64		82
R6	15.82	0.28	(0.64)	(0.36)	(0.17)	(0.23)	—	(0.40)	15.06	(2.23)		29,571	0.74		0.74		1.87		82
Y	15.82	0.27	(0.62)	(0.35)	(0.17)	(0.23)	—	(0.40)	15.07	(2.16)		1,093,849	0.74		0.74		1.80		82

For the Year Ended October 31, 2015
A	$16.96	$0.15	$0.04	$0.19	$(0.17)	$(1.87)	$—	$(2.04)	$15.11	1.59%		$545,253	1.19%		1.19%		0.99%		78%
B	15.52	0.01	0.05	0.06	(0.02)	(1.87)	—	(1.89)	13.69	0.79		4,594	2.30		2.03		0.07		78
C	15.20	0.03	0.04	0.07	(0.08)	(1.87)	—	(1.95)	13.32	0.90		60,015	1.92		1.92		0.23		78
I	16.91	0.20	0.05	0.25	(0.22)	(1.87)	—	(2.09)	15.07	2.03		102,836	0.84		0.84		1.27		78
R3	17.18	0.12	0.04	0.16	(0.14)	(1.87)	—	(2.01)	15.33	1.36		48,652	1.44		1.44		0.75		78
R4	17.43	0.16	0.05	0.21	(0.18)	(1.87)	—	(2.05)	15.59	1.68		122,311	1.14		1.14		1.03		78
R5	17.58	0.21	0.04	0.25	(0.22)	(1.87)	—	(2.09)	15.74	1.94		98,671	0.84		0.84		1.32		78
R6(16)	17.42	0.07	0.43	0.50	(0.23)	(1.87)	—	(2.10)	15.82	3.44	(4)	2,984	0.85	(5)	0.85	(5)	0.46	(5)	78
Y	17.66	0.23	0.03	0.26	(0.23)	(1.87)	—	(2.10)	15.82	2.03		648,411	0.74		0.74		1.42		78

The accompanying notes are an integral part of these financial statements.

90

International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford International Opportunities Fund - (continued)
For the Year Ended October 31, 2014
A	$17.46	$0.14	$0.11	$0.25	$(0.20)	$(0.55)	$—	$(0.75)	$16.96	1.45%		$465,854	1.20%		1.20%		0.80%		104%
B	16.04	(0.01)	0.10	0.09	(0.06)	(0.55)	—	(0.61)	15.52	0.58		6,825	2.30		2.04		(0.07)		104
C	15.76	0.01	0.09	0.10	(0.11)	(0.55)	—	(0.66)	15.20	0.68		55,122	1.93		1.93		0.07		104
I	17.41	0.20	0.10	0.30	(0.25)	(0.55)	—	(0.80)	16.91	1.76		99,430	0.84		0.84		1.15		104
R3	17.69	0.09	0.11	0.20	(0.16)	(0.55)	—	(0.71)	17.18	1.19		40,827	1.44		1.44		0.54		104
R4	17.93	0.15	0.11	0.26	(0.21)	(0.55)	—	(0.76)	17.43	1.47		104,977	1.14		1.14		0.83		104
R5	18.06	0.21	0.11	0.32	(0.25)	(0.55)	—	(0.80)	17.58	1.83		85,424	0.84		0.84		1.16		104
Y	18.14	0.25	0.09	0.34	(0.27)	(0.55)	—	(0.82)	17.66	1.90		581,030	0.74		0.74		1.38		104

For the Year Ended October 31, 2013
A	$14.49	$0.22	$2.92	$3.14	$(0.17)	$—	$—	$(0.17)	$17.46	21.87%		$394,928	1.26%		1.26%		1.36%		107%
B	13.32	0.08	2.69	2.77	(0.05)	—	—	(0.05)	16.04	20.89		8,960	2.35		2.05		0.56		107
C	13.10	0.09	2.65	2.74	(0.08)	—	—	(0.08)	15.76	20.99		43,495	1.98		1.98		0.66		107
I	14.45	0.28	2.91	3.19	(0.23)	—	—	(0.23)	17.41	22.30		61,280	0.90		0.90		1.77		107
R3	14.70	0.19	2.96	3.15	(0.16)	—	—	(0.16)	17.69	21.63		33,633	1.46		1.46		1.20		107
R4	14.89	0.25	3.00	3.25	(0.21)	—	—	(0.21)	17.93	22.02		86,150	1.15		1.15		1.51		107
R5	14.98	0.29	3.02	3.31	(0.23)	—	—	(0.23)	18.06	22.37		69,712	0.85		0.85		1.79		107
Y	15.04	0.32	3.03	3.35	(0.25)	—	—	(0.25)	18.14	22.51		770,427	0.75		0.75		1.97		107

For the Year Ended October 31, 2012
A	$13.67	$0.18	$0.79	$0.97	$(0.15)	$—	$—	$(0.15)	$14.49	7.28%		$264,957	1.36%		1.30%		1.30%		98%
B	12.56	0.07	0.74	0.81	(0.05)	—	—	(0.05)	13.32	6.46		9,358	2.44		2.05		0.55		98
C	12.37	0.07	0.72	0.79	(0.06)	—	—	(0.06)	13.10	6.48		32,044	2.06		2.05		0.56		98
I	13.65	0.22	0.80	1.02	(0.22)	—	—	(0.22)	14.45	7.68		31,190	0.97		0.97		1.60		98
R3	13.90	0.15	0.81	0.96	(0.16)	—	—	(0.16)	14.70	7.05		18,786	1.52		1.50		1.10		98
R4	14.07	0.21	0.80	1.01	(0.19)	—	—	(0.19)	14.89	7.40		42,803	1.20		1.20		1.45		98
R5	14.16	0.25	0.80	1.05	(0.23)	—	—	(0.23)	14.98	7.67		35,803	0.91		0.90		1.73		98
Y	14.20	0.19	0.89	1.08	(0.24)	—	—	(0.24)	15.04	7.83		467,786	0.79		0.79		1.34		98
The Hartford International Small Company Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$13.61	$0.03	$1.96	$1.99	$(0.06)	$—	$—	$(0.06)	$15.54	14.75	%(4)	$60,806	1.46	%(5)	1.46	%(5)	0.41	%(5)	15%
B	12.67	(0.07)	1.87	1.80	—	—	—	—	14.47	14.21	(4)	79	3.17	(5)	2.28	(5)	(1.08	)(5)	15
C	12.32	(0.02)	1.78	1.76	—	—	—	—	14.08	14.29	(4)	11,328	2.21	(5)	2.20	(5)	(0.32	)(5)	15
I	13.53	0.06	1.94	2.00	(0.11)	—	—	(0.11)	15.42	14.92	(4)	56,744	1.07	(5)	1.07	(5)	0.80	(5)	15
R3	13.69	0.01	1.98	1.99	(0.03)	—	—	(0.03)	15.65	14.60	(4)	8,742	1.69	(5)	1.65	(5)	0.21	(5)	15
R4	13.77	0.04	1.97	2.01	(0.08)	—	—	(0.08)	15.70	14.74	(4)	8,534	1.39	(5)	1.35	(5)	0.58	(5)	15
R5	13.86	0.06	1.99	2.05	(0.12)	—	—	(0.12)	15.79	14.97	(4)	1,902	1.09	(5)	1.05	(5)	0.87	(5)	15
Y	13.88	0.06	1.99	2.05	(0.13)	—	—	(0.13)	15.80	14.96	(4)	155,116	0.98	(5)	0.98	(5)	0.79	(5)	15
F(6)	14.12	0.05	1.25	1.30	—	—	—	—	15.42	9.21	(4)	100,687	0.99	(5)	0.99	(5)	1.84	(5)	15

For the Year Ended October 31, 2016
A	$14.49	$0.07	$(0.83)	$(0.76)	$(0.05)	$(0.07)	$—	$(0.12)	$13.61	(5.31)%		$61,507	1.47%		1.47	%(17)	0.48%		43%
B	13.56	(0.07)	(0.75)	(0.82)	—	(0.07)	—	(0.07)	12.67	(6.05)		318	2.70		2.29	(17)	(0.53)		43
C	13.18	(0.03)	(0.76)	(0.79)	—	(0.07)	—	(0.07)	12.32	(5.99)		11,202	2.21		2.21	(17)	(0.27)		43
I	14.41	0.11	(0.81)	(0.70)	(0.11)	(0.07)	—	(0.18)	13.53	(4.90)		66,525	1.11		1.11	(17)	0.83		43
R3	14.58	0.04	(0.84)	(0.80)	(0.02)	(0.07)	—	(0.09)	13.69	(5.47)		8,954	1.69		1.66	(17)	0.32		43
R4	14.66	0.09	(0.85)	(0.76)	(0.06)	(0.07)	—	(0.13)	13.77	(5.17)		7,619	1.39		1.36	(17)	0.66		43
R5	14.76	0.21	(0.93)	(0.72)	(0.11)	(0.07)	—	(0.18)	13.86	(4.92)		1,975	1.10		1.06	(17)	1.51		43
Y	14.76	0.15	(0.84)	(0.69)	(0.12)	(0.07)	—	(0.19)	13.88	(4.73)		290,395	0.99		0.99	(17)	1.09		43

The accompanying notes are an integral part of these financial statements.

91

International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford International Small Company Fund - (continued)
For the Year Ended October 31, 2015
A	$16.85	$0.04	$0.85	$0.89	$(0.24)	$(3.01)	$—	$(3.25)	$14.49	7.24%		$74,087	1.47%		1.47%		0.27%		55%
B	15.88	(0.07)	0.83	0.76	(0.07)	(3.01)	—	(3.08)	13.56	6.64		1,072	2.58		2.16		(0.53)		55
C	15.61	(0.06)	0.78	0.72	(0.14)	(3.01)	—	(3.15)	13.18	6.56		15,623	2.19		2.19		(0.47)		55
I	16.76	0.11	0.83	0.94	(0.28)	(3.01)	—	(3.29)	14.41	7.68		77,563	1.09		1.09		0.76		55
R3	16.94	0.01	0.87	0.88	(0.23)	(3.01)	—	(3.24)	14.58	7.12		10,022	1.69		1.65		0.10		55
R4	17.02	0.06	0.87	0.93	(0.28)	(3.01)	—	(3.29)	14.66	7.43		7,413	1.39		1.35		0.42		55
R5	17.11	0.11	0.86	0.97	(0.31)	(3.01)	—	(3.32)	14.76	7.69		476	1.12		1.05		0.75		55
Y	17.12	0.12	0.85	0.97	(0.32)	(3.01)	—	(3.33)	14.76	7.72		166,480	0.99		0.99		0.82		55

For the Year Ended October 31, 2014
A	$17.46	$0.07	$(0.65)	$(0.58)	$(0.03)	$—	$—	$(0.03)	$16.85	(3.33)%		$69,074	1.49%		1.49%		0.37%		66%
B	16.57	(0.10)	(0.59)	(0.69)	—	—	—	—	15.88	(4.16)		2,524	2.52		2.29		(0.58)		66
C	16.27	(0.05)	(0.61)	(0.66)	—	—	—	—	15.61	(4.06)		16,752	2.19		2.19		(0.32)		66
I	17.39	0.15	(0.68)	(0.53)	(0.10)	—	—	(0.10)	16.76	(3.08)		37,503	1.19		1.19		0.86		66
R3	17.58	0.04	(0.66)	(0.62)	(0.02)	—	—	(0.02)	16.94	(3.54)		9,399	1.70		1.65		0.20		66
R4	17.65	0.09	(0.65)	(0.56)	(0.07)	—	—	(0.07)	17.02	(3.22)		6,754	1.40		1.35		0.50		66
R5	17.72	0.13	(0.64)	(0.51)	(0.10)	—	—	(0.10)	17.11	(2.90)		343	1.10		1.05		0.70		66
Y	17.73	0.15	(0.65)	(0.50)	(0.11)	—	—	(0.11)	17.12	(2.88)		116,958	0.99		0.99		0.84		66

For the Year Ended October 31, 2013
A	$13.14	$0.05	$4.51	$4.56	$(0.24)	$—	$—	$(0.24)	$17.46	35.16%		$63,926	1.54%		1.54%		0.34%		78%
B	12.47	(0.06)	4.28	4.22	(0.12)	—	—	(0.12)	16.57	34.12		4,504	2.55		2.29		(0.43)		78
C	12.26	(0.05)	4.20	4.15	(0.14)	—	—	(0.14)	16.27	34.19		11,936	2.28		2.28		(0.39)		78
I	13.09	0.10	4.49	4.59	(0.29)	—	—	(0.29)	17.39	35.66		5,546	1.11		1.11		0.64		78
R3	13.24	0.04	4.53	4.57	(0.23)	—	—	(0.23)	17.58	35.02		7,319	1.69		1.65		0.24		78
R4	13.29	0.08	4.55	4.63	(0.27)	—	—	(0.27)	17.65	35.44		3,662	1.39		1.35		0.53		78
R5	13.34	0.14	4.54	4.68	(0.30)	—	—	(0.30)	17.72	35.74		622	1.11		1.05		0.93		78
Y	13.34	0.14	4.56	4.70	(0.31)	—	—	(0.31)	17.73	35.86		216,574	0.99		0.99		0.94		78

For the Year Ended October 31, 2012(12)
A	$12.03	$0.08	$1.06	$1.14	$(0.03)	$—	$—	$(0.03)	$13.14	9.56%		$47,109	1.61%		1.55%		0.59%		61%
B	11.47	(0.03)	1.03	1.00	—	—	—	—	12.47	8.72		4,973	2.62		2.30		(0.20)		61
C	11.28	(0.02)	1.00	0.98	—	—	—	—	12.26	8.69		8,647	2.37		2.30		(0.17)		61
I	12.00	0.13	1.06	1.19	(0.10)	—	—	(0.10)	13.09	10.08		8,781	1.06		1.05		1.12		61
R3	12.16	0.08	1.06	1.14	(0.06)	—	—	(0.06)	13.24	9.44		4,297	1.71		1.65		0.62		61
R4	12.20	0.12	1.06	1.18	(0.09)	—	—	(0.09)	13.29	9.81		1,802	1.41		1.35		0.95		61
R5	12.22	0.14	1.08	1.22	(0.10)	—	—	(0.10)	13.34	10.17		164	1.15		1.05		1.15		61
Y	12.23	0.13	1.09	1.22	(0.11)	—	—	(0.11)	13.34	10.14		162,036	1.01		1.00		1.11		61
The Hartford International Value Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$15.02	$0.05	$1.63	$1.68	$(0.27)	$(0.44)	$—	$(0.71)	$15.99	11.63	%(4)	$346,586	1.31	%(5)	1.31	%(5)	0.65	%(5)	16%
C	14.80	—	1.61	1.61	(0.17)	(0.44)	—	(0.61)	15.80	11.27	(4)	33,334	1.95	(5)	1.95	(5)	—		16
I	15.19	0.09	1.64	1.73	(0.34)	(0.44)	—	(0.78)	16.14	11.84	(4)	1,171,999	0.92	(5)	0.92	(5)	1.21	(5)	16
R3	15.14	0.02	1.66	1.68	(0.26)	(0.44)	—	(0.70)	16.12	11.52	(4)	506	1.58	(5)	1.58	(5)	0.30	(5)	16
R4	15.12	0.05	1.64	1.69	(0.29)	(0.44)	—	(0.73)	16.08	11.71	(4)	1,834	1.26	(5)	1.26	(5)	0.70	(5)	16
R5	15.24	0.08	1.66	1.74	(0.34)	(0.44)	—	(0.78)	16.20	11.79	(4)	877	0.96	(5)	0.96	(5)	1.05	(5)	16
Y	15.48	0.10	1.67	1.77	(0.35)	(0.44)	—	(0.79)	16.46	11.89	(4)	511,381	0.84	(5)	0.84	(5)	1.22	(5)	16
F(6)	15.50	0.03	0.61	0.64	—	—	—	—	16.14	4.13	(4)	19,981	0.84	(5)	0.84	(5)	1.14	(5)	16

The accompanying notes are an integral part of these financial statements.

92

International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund - (continued)
For the Year Ended October 31, 2016
A	$14.31	$0.19	$0.96	$1.15	$(0.18)	$(0.26)	$—	$(0.44)	$15.02	8.38%	$445,154	1.35%	1.35	%(18)	1.40%	32%
C	14.06	0.09	0.96	1.05	(0.05)	(0.26)	—	(0.31)	14.80	7.70	34,860	2.00	2.00	(18)	0.70	32
I	14.45	0.24	0.98	1.22	(0.22)	(0.26)	—	(0.48)	15.19	8.84	685,403	0.98	0.98	(18)	1.74	32
R3	14.28	0.12	1.00	1.12	—	(0.26)	—	(0.26)	15.14	8.08	545	1.61	1.61	(18)	0.85	32
R4	14.36	0.19	0.98	1.17	(0.15)	(0.26)	—	(0.41)	15.12	8.48	1,679	1.30	1.30	(18)	1.36	32
R5	14.46	0.23	0.99	1.22	(0.18)	(0.26)	—	(0.44)	15.24	8.83	708	1.00	1.00	(18)	1.67	32
Y	14.72	0.27	0.98	1.25	(0.23)	(0.26)	—	(0.49)	15.48	8.90	361,119	0.89	0.89	(18)	1.88	32

For the Year Ended October 31, 2015
A	$14.37	$0.16	$(0.15)	$0.01	$(0.07)	$—	$—	$(0.07)	$14.31	0.08%	$376,993	1.35%	1.35%		1.11%	23%
C	14.16	0.03	(0.11)	(0.08)	(0.02)	—	—	(0.02)	14.06	(0.56)	47,089	2.01	2.01		0.24	23
I	14.49	0.18	(0.12)	0.06	(0.10)	—	—	(0.10)	14.45	0.45	679,114	0.98	0.98		1.24	23
R3	14.33	0.10	(0.12)	(0.02)	(0.03)	—	—	(0.03)	14.28	(0.15)	1,279	1.60	1.60		0.68	23
R4	14.42	0.16	(0.15)	0.01	(0.07)	—	—	(0.07)	14.36	0.08	2,431	1.30	1.30		1.08	23
R5	14.50	0.19	(0.13)	0.06	(0.10)	—	—	(0.10)	14.46	0.40	1,183	0.99	0.99		1.25	23
Y	14.75	0.21	(0.13)	0.08	(0.11)	—	—	(0.11)	14.72	0.55	179,103	0.90	0.90		1.41	23

For the Year Ended October 31, 2014
A	$14.22	$0.14	$0.01	$0.15	$—	$—	$—	$—	$14.37	1.05%	$116,268	1.37%	1.36%		0.94%	31%
C	14.11	0.03	0.02	0.05	—	—	—	—	14.16	0.35	52,779	2.05	2.04		0.19	31
I	14.29	0.18	0.02	0.20	—	—	—	—	14.49	1.40	515,604	1.02	1.01		1.20	31
R3	14.22	0.10	0.01	0.11	—	—	—	—	14.33	0.77	1,223	1.70	1.60		0.66	31
R4	14.26	0.15	0.01	0.16	—	—	—	—	14.42	1.12	1,111	1.39	1.30		0.96	31
R5	14.30	0.21	(0.01)	0.20	—	—	—	—	14.50	1.40	1,185	1.08	1.00		1.37	31
Y	14.54	0.19	0.02	0.21	—	—	—	—	14.75	1.44	47,264	0.96	0.95		1.26	31

For the Year Ended October 31, 2013
A	$11.83	$0.21	$3.22	$3.43	$(0.94)	$—	$(0.10)	$(1.04)	$14.22	30.95%	$13,315	1.91%	1.40%		1.67%	253%
C	11.75	0.12	3.20	3.32	(0.87)	—	(0.09)	(0.96)	14.11	30.00	2,604	2.57	2.11		0.91	253
I	11.89	0.25	3.24	3.49	(0.98)	—	(0.11)	(1.09)	14.29	31.36	2,558	1.48	1.02		1.93	253
R3	11.83	0.21	3.20	3.41	(0.92)	—	(0.10)	(1.02)	14.22	30.67	823	2.17	1.60		1.63	253
R4	11.86	0.24	3.21	3.45	(0.95)	—	(0.10)	(1.05)	14.26	31.06	801	1.86	1.30		1.93	253
R5	11.89	0.28	3.22	3.50	(0.98)	—	(0.11)	(1.09)	14.30	31.44	809	1.56	1.00		2.23	253
Y	11.91	0.23	3.50	3.73	(0.99)	—	(0.11)	(1.10)	14.54	33.53	10,725	1.27	0.81		1.86	253

For the Year Ended October 31, 2012
A	$11.28	$0.18	$0.45	$0.63	$(0.08)	$—	$—	$(0.08)	$11.83	5.68%	$4,126	1.57%	1.40%		1.64%	137%
C	11.19	0.10	0.46	0.56	—	—	—	—	11.75	5.00	901	2.18	2.09		0.94	137
I	11.32	0.23	0.45	0.68	(0.11)	—	—	(0.11)	11.89	6.14	615	1.09	1.00		2.02	137
R3	11.26	0.16	0.45	0.61	(0.04)	—	—	(0.04)	11.83	5.47	641	1.80	1.60		1.41	137
R4	11.29	0.19	0.46	0.65	(0.08)	—	—	(0.08)	11.86	5.80	611	1.49	1.30		1.72	137
R5	11.32	0.23	0.45	0.68	(0.11)	—	—	(0.11)	11.89	6.15	615	1.19	1.00		2.02	137
Y	11.34	0.28	0.42	0.70	(0.13)	—	—	(0.13)	11.91	6.32	27,906	1.01	0.92		2.50	137

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

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Financial Highlights – (continued)

(4)	Not annualized.
(5)	Annualized.
(6)	Commenced operations on February 28, 2017.
(7)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(8)	Excluding the expenses not subject to cap, the ratios would have been 1.75%, 2.50%, 1.35%, 1.95%, 1.65%, 1.35% and 1.30% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(9)	Commenced operations on February 29, 2016.
(10)	Excluding the expenses not subject to cap, the ratios would have been 1.25%, 2.00%, 1.99%, 0.96%, 1.35%, 1.05%, 0.95% and 0.86% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(11)	During the year ended October 31, 2014, the Hartford Global Capital Appreciation Fund incurred $165.7 million in sales of securities held associated with the transition of assets from The Hartford Global Growth Fund, which merged into the Hartford Global Capital Appreciation Fund on April 7, 2014. These sales are excluded from the portfolio turnover rate calculation.
(12)	Net investment income (loss) per share amounts have been calculated using the Securities and Exchange Commission method.
(13)	Excluding the expenses not subject to cap, the ratios would have been 1.25%, 2.00%, 2.00%, 0.93%, 1.45%, 1.15%, 0.85% and 0.80% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(14)	Excluding the expenses not subject to cap, the ratios would have been 1.19%, 1.94%, 1.94%, 0.89%, 1.49%, 1.19%, 0.89% and 0.79% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(15)	Excluding the expenses not subject to cap, the ratios would have been 1.30%, 2.05%, 2.05%, 1.00%, 1.60%, 1.30%, 1.00% and 0.95% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(16)	Commenced operations on November 7, 2014.
(17)	Excluding the expenses not subject to cap, the ratios would have been 1.46%, 2.28%, 2.20%, 1.10%, 1.65%, 1.35%, 1.05% and 0.98% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(18)	Excluding the expenses not subject to cap, the ratios would have been 1.34%, 1.99%, 0.97%, 1.60%, 1.29%, 0.99%, and 0.88% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

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International/Global Equity Funds

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. (the “Company”) is an open-end registered management investment company comprised of forty-four series, as of April 30, 2017. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

Hartford Emerging Markets Equity Fund (the “Emerging Markets Equity Fund”)

Hartford Environmental Opportunities Fund (the “Environmental Opportunities Fund”)

Hartford Global Capital Appreciation Fund (the “Global Capital Appreciation Fund”)

Hartford Global Equity Income Fund (the “Global Equity Income Fund”)

Hartford International Equity Fund (the “International Equity Fund”)

The Hartford International Growth Fund (the “International Growth Fund”)

The Hartford International Opportunities Fund (the “International Opportunities Fund”)

The Hartford International Small Company Fund (the “International Small Company Fund”)

The Hartford International Value Fund (the “International Value Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Environmental Opportunities Fund commenced operations on February 29, 2016. Each Fund offers Class A, Class T, Class C, Class I, Class R3, Class R4, Class R5, Class Y and Class F shares. As of April 30, 2017, Class T shares have not commenced operations. In addition, each Fund, except for Emerging Markets Equity Fund, Environmental Opportunities Fund and International Value Fund, offers Class B shares. Both Environmental Opportunities Fund and International Opportunities Fund offer Class R6 shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class T shares of each Fund have a front-end sales charge of up to 2.50%. Class B shares were sold with a contingent deferred sales charge which is assessed on the lesser of the per share net asset value (“NAV”) of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero, depending on the period of time the shares are held (see note below regarding the closing of Class B shares). Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, R6, Y and F shares are sold without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance, and that Class B shares automatically convert to Class A shares after 8 years. No new or additional investments are allowed in Class B shares (including investments through any systematic investment plan). It is anticipated that all Class B shares will convert to Class A shares on or before September 30, 2017.

Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Fund (as permitted by existing exchange privileges), or redeem their Class B shares as described in the prospectus. Reinstatement privileges with respect to Class B shares are set forth in the prospectus. For investors electing to reinvest gains and dividends, any such gains or dividends on Class B shares will continue to be reinvested in Class B shares of the applicable Fund. All Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares, remain unchanged.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open

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April 30, 2017 (Unaudited)

(“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors of the Company in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded.

There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

96

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors of the Company. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors of the Company then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

97

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Following is quantitative information about Level 3 fair value measurements:

Global Capital Appreciation Fund

Quantitative Information about Level 3 Fair Value Measurements:

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2017
Common Stock
Model	EV/EBITDA	5.6x to 13.1x	$1,594,040
Model	EV/Estimated Revenue	2.5x to 7.7x	830,536
Cost	Trade Price	$4.07 to $108.71	568,955

Preferred Stock
Model	EV/Estimated Revenue	1.0x to 10.7x	6,049,030
Cost	Trade Price	$1.04 to $105.00	13,224,932

Total			$22,267,493

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. The amount of foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of

98

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized gains, if any, at least once a year except the Global Equity Income Fund pays dividends from net investment income quarterly.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2017.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2017, Emerging Markets Equity Fund, Global Capital Appreciation Fund, Global Equity Income Fund, International Equity Fund, International Growth Fund, International Opportunities Fund and International Value Fund had engaged in Foreign Currency Contracts.

99

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund uses futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2017, Emerging Markets Equity Fund and International Value Fund had engaged in Futures Contracts.

c)	Additional Derivative Instrument Information:

Emerging Markets Equity Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$20,852	$—	$—	$20,852

Total	$—	$—	$—	$20,852	$—	$—	$20,852

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$75,377	$—	$—	$75,377
Net realized gain (loss) on foreign currency contracts	—	54	—	—	—	—	54

Total	$—	$54	$—	$75,377	$—	$—	$75,431

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$28,641	$—	$—	$28,641

Total	$—	$—	$—	$28,641	$—	$—	$28,641

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	22

100

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Global Capital Appreciation Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$52,362	$—	$—	$—	$—	$52,362

Total	$—	$52,362	$—	$—	$—	$—	$52,362

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$596,389	$—	$—	$—	$—	$596,389

Total	$—	$596,389	$—	$—	$—	$—	$596,389

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$1,201,904	$—	$—	$—	$—	$1,201,904

Total	$—	$1,201,904	$—	$—	$—	$—	$1,201,904

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(1,075,728)	$—	$—	$—	$—	$(1,075,728)

Total	$—	$(1,075,728)	$—	$—	$—	$—	$(1,075,728)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$12,598,113
Foreign Currency Contracts Sold	$21,716,960

Global Equity Income Fund

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$154,657	$—	$—	$—	$—	$154,657

Total	$—	$154,657	$—	$—	$—	$—	$154,657

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(311,288)	$—	$—	$—	$—	$(311,288)

Total	$—	$(311,288)	$—	$—	$—	$—	$(311,288)

101

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Global Capital Appreciation Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$13,271,277
Foreign Currency Contracts Sold	$13,425,934

International Equity Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$1,260	$—	$—	$—	$—	$1,260

Total	$—	$1,260	$—	$—	$—	$—	$1,260

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$5,434	$—	$—	$—	$—	$5,434

Total	$—	$5,434	$—	$—	$—	$—	$5,434

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(6)	$—	$—	$—	$—	$(6)

Total	$—	$(6)	$—	$—	$—	$—	$(6)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(4,174)	$—	$—	$—	$—	$(4,174)

Total	$—	$(4,174)	$—	$—	$—	$—	$(4,174)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$415,370
Foreign Currency Contracts Sold	$411,196

102

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

International Growth Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$12,035	$—	$—	$—	$—	$12,035

Total	$—	$12,035	$—	$—	$—	$—	$12,035

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$51,911	$—	$—	$—	$—	$51,911

Total	$—	$51,911	$—	$—	$—	$—	$51,911

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(39,876)	$—	$—	$—	$—	$(39,876)

Total	$—	$(39,876)	$—	$—	$—	$—	$(39,876)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$3,968,364
Foreign Currency Contracts Sold	$3,928,488

International Opportunities Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$812,266	$—	$—	$—	$—	$812,266

Total	$—	$812,266	$—	$—	$—	$—	$812,266

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$3,648,903	$—	$—	$—	$—	$3,648,903

Total	$—	$3,648,903	$—	$—	$—	$—	$3,648,903

103

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

International Opportunities Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(2,836,637)	$—	$—	$—	$—	$(2,836,637)

Total	$—	$(2,836,637)	$—	$—	$—	$—	$(2,836,637)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$203,220,389
Foreign Currency Contracts Sold	$200,383,753

International Value Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$1,443,341	$—	$—	$1,443,341

Total	$—	$—	$—	$1,443,341	$—	$—	$1,443,341

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,886,165	$—	$—	$1,886,165

Total	$—	$—	$—	$1,886,165	$—	$—	$1,886,165

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$1,715,500	$—	$—	$1,715,500

Total	$—	$—	$—	$1,715,500	$—	$—	$1,715,500

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	517

(1)	Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

104

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

d)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of April 30, 2017:

Emerging Markets Equity Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$20,852	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	20,852	—

Derivatives not subject to a MNA	(20,852)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Global Capital Appreciation Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$52,362	$(596,389)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	52,362	(596,389)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$52,362	$(596,389)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$52,362	$(52,362)	$—	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
BNP Paribas Securities Services	$(236,472)	$—	$—	$—	$(236,472)
Citibank NA	(124,693)	52,362	—	—	(72,331)
Goldman Sachs & Co.	(235,224)	—	—	—	(235,224)

Total	$(596,389)	$52,362	$—	$—	$(544,027)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

105

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

International Equity Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,260	$(5,434)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,260	(5,434)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,260	$(5,434)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Goldman Sachs & Co.	$1,260	$—	$—	$—	$1,260

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(5,434)	$—	$—	$—	$(5,434)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

International Growth Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$12,035	$(51,911)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	12,035	(51,911)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$12,035	$(51,911)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Goldman Sachs & Co.	$12,035	$—	$—	$—	$12,035

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(51,911)	$—	$—	$—	$(51,911)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

106

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

International Opportunities Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$812,266	$(3,648,903)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	812,266	(3,648,903)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$812,266	$(3,648,903)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$812,266	$—	$—	$—	$812,266

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Goldman Sachs & Co.	$(3,648,903)	$—	$—	$—	$(3,648,903)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

International Value Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$1,443,341	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,443,341	—

Derivatives not subject to a MNA	(1,443,341)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests

107

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2017. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At October 31, 2016 (tax year end), the capital loss carryforwards for U.S. federal income tax purposes were as follows:

	Year of Expiration		Unlimited Short-Term Capital Loss Carryforward	Unlimited Long-Term Capital Loss Carryforward
Fund	2017	2018
Emerging Markets Equity Fund	$—	$—	$24,762,402	$2,782,820
Global Capital Appreciation Fund	—	—	24,887,453	43,167,388
Global Equity Income Fund	169,331	2,733,538	5,980,017	10,465,713
International Equity Fund	—	—	1,409,379	—
International Growth Fund	110,545,296		9,522,949	—
International Opportunities Fund	—	—	47,469,406	10,217,877
International Small Company Fund	—	—	3,124,435	—

The Environmental Opportunities Fund and International Value Fund had no capital loss carryforward for U.S. federal income tax purposes at October 31, 2016.

108

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company LLC (“HFMC”) serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2017; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Emerging Markets Equity Fund	1.1000% on first $250 million and;
1.0500% on next $250 million and;
1.0000% on next $500 million and;
0.9700% over $1 billion

Environmental Opportunities Fund	0.8000% on first $500 million and;
0.7500% on next $500 million and;
0.7300% on next $1.5 billion and ;
0.7250% on next $2.5 billion and;
0.7200% over $5 billion

Global Capital Appreciation Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6800% on next $5 billion and;
0.6750% over $10 billion

Global Equity Income Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6900% on next $4 billion and;
0.6850% on next $5 billion and;
0.6700% over $10 billion

International Equity Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6400% on next $1.5 billion and;
0.6300% on next $2.5 billion and;
0.6250% over $5 billion

International Growth Fund	0.8500% on first $500 million and;
0.8000% on next $500 million and;
0.7500% on next $4 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion

International Opportunities Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6400% on next $1.5 billion and;
0.6350% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6250% over $10 billion

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Fund	Management Fee Rates
International Small Company Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion

International Value Fund	0.8500% on first $500 million and;
0.8000% on next $500 million and;
0.7500% on next $4 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of each Fund, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Fund	Accounting Services Fee Rates
Emerging Markets Equity Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Environmental Opportunities Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Global Capital Appreciation Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Global Equity Income Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

International Equity Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

International Growth Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

International Opportunities Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

International Small Company Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

International Value Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

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Prior to November 1, 2016, the Funds paid the following rates to HFMC for accounting services fees rendered:

Fund	Accounting Services Fee Rates
Emerging Markets Equity Fund	0.025% on first $5 billion and;
0.020% on next $5 billion and;
0.015% over $10 billion

Environmental Opportunities Fund	0.025% on first $5 billion and;
0.020% on next $5 billion and;
0.015% over $10 billion

Global Capital Appreciation Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

Global Equity Income Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

International Equity Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $10 billion

International Growth Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $10 billion

International Opportunities Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

International Small Company Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

International Value Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

Effective February 28, 2015, HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and class, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2017, HFMC contractually limited the total operating expenses of each Fund, exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, through February 28, 2018 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Equity Fund	1.75%	NA	2.50%	1.50%	1.95%	1.65%	1.35%	NA	1.30%	1.25%
Environmental Opportunities Fund	1.30%	NA	2.05%	1.05%	1.60%	1.30%	1.00%	0.87%	0.90%	0.90%
Global Capital Appreciation Fund	1.25%	2.00%	2.00%	1.00%	1.35%	1.05%	0.95%	NA	0.90%	0.90%
Global Equity Income Fund	1.25%	2.00%	2.00%	1.00%	1.45%	1.15%	0.85%	NA	0.80%	0.80%
International Equity Fund	1.19%	1.94%	1.94%	0.89%	1.49%	1.19%	0.89%	NA	0.79%	0.79%
International Growth Fund	1.30%	2.05%	2.05%	1.00%	1.60%	1.30%	1.00%	NA	0.95%	0.90%

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	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
International Opportunities Fund	1.30%	2.05%	2.05%	1.05%	1.50%	1.20%	0.90%	0.85%	0.85%	0.85%
International Small Company Fund	1.60%	2.35%	2.35%	1.35%	1.65%	1.35%	1.05%	NA	1.00%	1.00%
International Value Fund	1.40%	NA	2.15%	1.15%	1.60%	1.30%	1.00%	NA	0.95%	0.90%

d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2017, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Equity Fund	1.75%	—	2.50%	1.45%	1.95%	1.65%	1.35%	—	1.30%	1.25%
Environmental Opportunities Fund	1.13%	—	1.70%	0.89%	1.32%	1.15%	0.97%	0.87%	0.90%	0.90%
Global Capital Appreciation Fund	1.25%	2.00%	1.99%	0.97%	1.35%	1.05%	0.95%	—	0.86%	0.86%
Global Equity Income Fund	1.24%	2.00%	2.00%	0.97%	1.45%	1.15%	0.85%	—	0.80%	0.80%
International Equity Fund	1.19%	1.94%	1.94%	0.89%	1.49%	1.19%	0.88%	—	0.79%	0.79%
International Growth Fund	1.30%	2.05%	2.05%	1.00%	1.60%	1.30%	1.00%	—	0.95%	0.90%
International Opportunities Fund	1.15%	2.01%	1.90%	0.88%	1.42%	1.12%	0.82%	0.71%	0.71%	0.71%
International Small Company Fund	1.46%	2.28%	2.20%	1.07%	1.65%	1.35%	1.05%	—	0.98%	0.99%
International Value Fund	1.31%	—	1.95%	0.92%	1.58%	1.26%	0.96%	—	0.84%	0.84%

e)	Sales Charges and Distribution and Service Plan for Class A, T, B, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2017, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Emerging Markets Equity Fund	$37,362	$—	*
Environmental Opportunities Fund	30,809	—	*
Global Capital Appreciation Fund	382,551	4,704
Global Equity Income Fund	157,608	2,334
International Equity Fund	24,738	58
International Growth Fund	129,367	1,119
International Opportunities Fund	756,774	7,125
International Small Company Fund	16,053	130
International Value Fund	39,001	4,315

*	Total CDSC includes Underwriter Adjustment credits which may cause negative dollar amounts.

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A, T, B, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class B, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2017, Class T shares have not commenced operations. Pursuant to the Class B Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class B shares for distribution financing activities, and up to 0.25% may be used

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for shareholder account servicing activities. The Class B Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class B shares. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine.

f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2017, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Emerging Markets Equity Fund	$125
Environmental Opportunities Fund	52
Global Capital Appreciation Fund	1,670
Global Equity Income Fund	237
International Equity Fund	53
International Growth Fund	308
International Opportunities Fund	4,087
International Small Company Fund	680
International Value Fund	2,849

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for each class. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares, and for Class R6 shares of Environmental Opportunities Fund and International Opportunities Fund, until February 28, 2018. Any transfer agency fee reimbursement is determined before considering the contractual operating expense limitation. For providing such services, HASCO is compensated on a per account basis that varies by account type, except with respect to Class Y, for which it is compensated based on average daily net assets, subject to a cap. At a special meeting of the Board of Directors held on January 11, 2017, the Board of Directors approved the removal of the cap on the transfer agency fees for Class Y shares to be effective May 1, 2017. Effective December 1, 2014, pursuant to a sub-transfer agency agreement between HASCO and Boston Financial Data Services, Inc. (“BFDS”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to BFDS. The costs and expenses of such delegation are borne by HASCO, not by the Funds. The amount paid to HASCO can be found in the Statements of Operations. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2017, the rate of compensation paid to HASCO for transfer agency services as a percentage of each Fund’s average daily net assets is as follows:

Fund	Percent of Average Daily Net Assets
Emerging Markets Equity Fund	0.06%
Environmental Opportunities Fund	0.01%
Global Capital Appreciation Fund	0.15%
Global Equity Income Fund	0.18%
International Equity Fund	0.12%
International Growth Fund	0.23%
International Opportunities Fund	0.06%

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April 30, 2017 (Unaudited)

Fund	Percent of Average Daily Net Assets
International Small Company Fund	0.05%
International Value Fund	0.09%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

8.	Affiliate Holdings:

As of April 30, 2017, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Equity Fund	—	—	—	17%	—	37%	19%	—	— %*	—
Environmental Opportunities Fund	50%	NA	93%	90%	100%	100%	100%	100%	76%	—
Global Capital Appreciation Fund	—	—	—	—	—	—	—	—	—	100%
Global Equity Income Fund	—	—	—	—	—	—	4%	—	—	100%
International Equity Fund	—	—	—	—	—	—	4%	—	99%	100%
International Growth Fund	—	—	—	—	—	—	—	—	—	100%
International Opportunities Fund	—	—	—	—	—	—	—	—	—	— %*
International Small Company Fund	—	—	—	—	—	—	—	—	—	— %*
International Value Fund	—	—	—	—	—	—	—	—	—	— %*

Percentage of Fund by Class:

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4		Class R5		Class R6	Class Y	Class F
Emerging Markets Equity Fund	—	—	—	3%	—	—	%*	—	%*	—	— %*	—
Environmental Opportunities Fund	3%	NA	3%	63%	3%	3%		4%		4%	4%	—
Global Capital Appreciation Fund	—	—	—	—	—	—		—		—	—	—	%*
Global Equity Income Fund	—	—	—	—	—	—		—	%*	—	—	—	%*
International Equity Fund	—	—	—	—	—	—		—	%*	—	32%	—	%*
International Growth Fund	—	—	—	—	—	—		—		—	—	—	%*
International Opportunities Fund	—	—	—	—	—	—		—		—	—	—	%*
International Small Company Fund	—	—	—	—	—	—		—		—	—	—	%*
International Value Fund	—	—	—	—	—	—		—		—	—	—	%*

*	Percentage rounds to zero.

As of April 30, 2017, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of its shares from these affiliated funds of funds. Affiliated funds of funds owned shares in each Fund as follows:

Fund	Percentage of Fund*
Emerging Markets Equity Fund	16%
International Opportunities Fund	10%
International Small Company Fund	25%
International Value Fund	1%

*	As of April 30, 2017, the affiliated funds of funds were invested in Class F shares.

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9.	Investment Transactions:

For the six-month period ended April 30, 2017, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Emerging Markets Equity Fund	$29,391,650	$53,032,950
Environmental Opportunities Fund	7,044,795	3,652,255
Global Capital Appreciation Fund	613,990,850	689,575,468
Global Equity Income Fund	23,295,664	21,175,590
International Equity Fund	23,527,373	18,396,010
International Growth Fund	77,550,873	90,725,972
International Opportunities Fund	1,495,441,797	1,179,840,254
International Small Company Fund	60,318,744	160,912,766
International Value Fund	580,422,778	268,053,854

Fund	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations
Emerging Markets Equity Fund	$—	$—
Environmental Opportunities Fund	—	—
Global Capital Appreciation Fund	—	—
Global Equity Income Fund	—	—
International Equity Fund	—	—
International Growth Fund	—	—
International Opportunities Fund	—	—
International Small Company Fund	—	—
International Value Fund	—	—

Fund	Total Cost of Purchases	Total Sales Proceeds
Emerging Markets Equity Fund	$29,391,650	$53,032,950
Environmental Opportunities Fund	7,044,795	3,652,255
Global Capital Appreciation Fund	613,990,850	689,575,468
Global Equity Income Fund	23,295,664	21,175,590
International Equity Fund	23,527,373	18,396,010
International Growth Fund	77,550,873	90,725,972
International Opportunities Fund	1,495,441,797	1,179,840,254
International Small Company Fund	60,318,744	160,912,766
International Value Fund	580,422,778	268,053,854

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10.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2017, and the year ended October 31, 2016:

Emerging Markets Equity Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	428,618	$3,381,953	520,870	$3,626,610
Shares Issued for Reinvested Dividends	13,803	97,724	40,904	269,547
Shares Redeemed	(440,417)	(3,352,309)	(262,071)	(1,846,193)

Net Increase (Decrease)	2,004	127,368	299,703	2,049,964

Class C
Shares Sold	221,914	$1,654,795	85,169	$582,958
Shares Issued for Reinvested Dividends	1,571	10,937	8,877	57,268
Shares Redeemed	(111,184)	(884,327)	(200,443)	(1,468,600)

Net Increase (Decrease)	112,301	781,405	(106,397)	(828,374)

Class I
Shares Sold	1,517,351	$11,923,267	87,824	$645,522
Shares Issued for Reinvested Dividends	11,280	79,409	15,257	100,346
Shares Redeemed	(478,369)	(3,567,940)	(124,936)	(900,718)

Net Increase (Decrease)	1,050,262	8,434,736	(21,855)	(154,850)

Class R3
Shares Sold	1,495	$11,361	5,740	$39,299
Shares Issued for Reinvested Dividends	—	—	7,847	51,297
Shares Redeemed	(4,640)	(33,550)	(233,297)	(1,397,860)

Net Increase (Decrease)	(3,145)	(22,189)	(219,710)	(1,307,264)

Class R4
Shares Sold	842	$6,177	1,479	$10,371
Shares Issued for Reinvested Dividends	—	—	8,432	55,392
Shares Redeemed	(2,731)	(21,692)	(229,928)	(1,379,560)

Net Increase (Decrease)	(1,889)	(15,515)	(220,017)	(1,313,797)

Class R5
Shares Sold	5,354	$43,950	—	$—
Shares Issued for Reinvested Dividends	22	151	9,169	60,336
Shares Redeemed	(432)	(3,443)	(231,917)	(1,390,990)

Net Increase (Decrease)	4,944	40,658	(222,748)	(1,330,654)

Class Y
Shares Sold	1,209,243	$8,966,489	7,260,971	$48,817,316
Shares Issued for Reinvested Dividends	134,246	943,751	660,401	4,329,828
Shares Redeemed	(6,443,174)	(51,283,620)	(21,715,124)	(142,640,508)

Net Increase (Decrease)	(5,099,685)	(41,373,380)	(13,793,752)	(89,493,364)

Class F(1)
Shares Sold	1,282,605	$10,555,357	—	$—
Shares Redeemed	(3,547)	(29,619)	—	—

Net Increase (Decrease)	1,279,058	10,525,738	—	—

Total Net Increase (Decrease)	(2,656,150)	$(21,501,179)	(14,284,776)	$(92,378,339)

(1) Inception date of class was February 28, 2017.

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April 30, 2017 (Unaudited)

Environmental Opportunities Fund
	For the Six-Month Period Ended April 30, 2017		For the Period Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A(1)
Shares Sold	80,828	$945,022	129,291	$1,340,024
Shares Issued for Reinvested Dividends	4,024	45,162	—	—
Shares Redeemed	(7,159)	(83,981)	(128)	(1,410)

Net Increase (Decrease)	77,693	906,203	129,163	1,338,614

Class C(1)
Shares Sold	7,384	$88,457	105,066	$1,058,055
Shares Issued for Reinvested Dividends	2,408	26,950	—	—
Shares Redeemed	(377)	(4,495)	(854)	(10,009)

Net Increase (Decrease)	9,415	110,912	104,212	1,048,046

Class I(1)
Shares Sold	190,740	$2,233,344	1,861,952	$18,688,381
Shares Issued for Reinvested Dividends	58,467	657,290	—	—
Shares Redeemed	(32,876)	(378,520)	(1)	(10)

Net Increase (Decrease)	216,331	2,512,114	1,861,951	18,688,371

Class R3(1)
Shares Sold	—	$—	100,001	$1,000,010
Shares Issued for Reinvested Dividends	2,661	29,826	—	—

Net Increase (Decrease)	2,661	29,826	100,001	1,000,010

Class R4(1)
Shares Sold	—	$—	100,001	$1,000,010
Shares Issued for Reinvested Dividends	2,906	32,621	—	—

Net Increase (Decrease)	2,906	32,621	100,001	1,000,010

Class R5(1)
Shares Sold	—	$—	100,001	$1,000,010
Shares Issued for Reinvested Dividends	3,154	35,423	—	—

Net Increase (Decrease)	3,154	35,423	100,001	1,000,010

Class R6(1)
Shares Sold	—	$—	100,001	$1,000,010
Shares Issued for Reinvested Dividends	3,231	36,305	—	—

Net Increase (Decrease)	3,231	36,305	100,001	1,000,010

Class Y(1)
Shares Sold	32,294	$371,477	100,001	$1,000,010
Shares Issued for Reinvested Dividends	3,232	36,306	—	—

Net Increase (Decrease)	35,526	407,783	100,001	1,000,010

Class F(2)
Shares Sold	847	$10,000	—	$—

Net Increase (Decrease)	847	10,000	—	—

Total Net Increase (Decrease)	351,764	$4,081,187	2,595,331	$26,075,081

(1) Inception date of class was February 29, 2016.
(2) Inception date of class was February 28, 2017.

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April 30, 2017 (Unaudited)

Global Capital Appreciation Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,511,811	$24,781,239	5,120,468	$77,901,258
Shares Issued for Reinvested Dividends	289,997	4,593,557	2,819,448	43,456,913
Shares Redeemed	(5,661,320)	(92,443,666)	(8,868,779)	(136,626,220)
Shares converted (from) Class B into Class A	76,369	1,255,924	238,345	3,586,542

Net Increase (Decrease)	(3,783,143)	(61,812,946)	(690,518)	(11,681,507)

Class B
Shares Sold	—	$—	6,112	$85,466
Shares Issued for Reinvested Dividends	—	—	77,516	1,076,699
Shares Redeemed	(160,093)	(2,382,976)	(833,779)	(11,536,593)
Shares converted (from) Class B into Class A	(83,865)	(1,255,924)	(261,786)	(3,586,542)

Net Increase (Decrease)	(243,958)	(3,638,900)	(1,011,937)	(13,960,970)

Class C
Shares Sold	184,134	$2,757,903	673,690	$9,437,346
Shares Issued for Reinvested Dividends	4,858	70,684	1,053,728	14,791,382
Shares Redeemed	(2,359,816)	(35,216,320)	(3,433,020)	(48,190,891)

Net Increase (Decrease)	(2,170,824)	(32,387,733)	(1,705,602)	(23,962,163)

Class I
Shares Sold	2,049,256	$34,462,442	2,582,608	$41,265,462
Shares Issued for Reinvested Dividends	65,502	1,067,682	405,754	6,455,750
Shares Redeemed	(1,353,179)	(22,706,755)	(2,858,227)	(45,176,937)

Net Increase (Decrease)	761,579	12,823,369	130,135	2,544,275

Class R3
Shares Sold	78,424	$1,261,405	286,804	$4,260,829
Shares Issued for Reinvested Dividends	11,374	177,549	126,623	1,920,552
Shares Redeemed	(413,204)	(6,687,699)	(499,211)	(7,574,521)

Net Increase (Decrease)	(323,406)	(5,248,745)	(85,784)	(1,393,140)

Class R4
Shares Sold	148,338	$2,454,012	436,909	$6,817,855
Shares Issued for Reinvested Dividends	6,860	110,177	45,069	706,172
Shares Redeemed	(130,927)	(2,170,255)	(236,231)	(3,686,146)

Net Increase (Decrease)	24,271	393,934	245,747	3,837,881

Class R5
Shares Sold	5,000	$83,728	17,050	$263,572
Shares Issued for Reinvested Dividends	298	4,891	2,306	36,869
Shares Redeemed	(8,784)	(145,205)	(17,698)	(288,749)

Net Increase (Decrease)	(3,486)	(56,586)	1,658	11,692

Class Y
Shares Sold	57,184	$988,089	41,504	$631,982
Shares Issued for Reinvested Dividends	5,136	84,997	592,161	9,541,887
Shares Redeemed	(31,501)	(555,396)	(11,165,385)	(180,215,303)

Net Increase (Decrease)	30,819	517,690	(10,531,720)	(170,041,434)

118

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Global Capital Appreciation Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class F(1)
Shares Sold	582	$10,000	—	$—

Net Increase (Decrease)	582	10,000	—	—

Total Net Increase (Decrease)	(5,707,566)	$(89,399,917)	(13,648,021)	$(214,645,366)

(1) Inception date of class was February 28, 2017.

Global Equity Income Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	762,398	$8,545,713	2,215,941	$23,468,316
Shares Issued for Reinvested Dividends	77,848	886,612	275,663	2,912,868
Shares Redeemed	(1,488,467)	(16,665,169)	(2,289,579)	(24,348,399)
Shares converted (from) Class B into Class A	9,583	108,826	19,884	207,597

Net Increase (Decrease)	(638,638)	(7,124,018)	221,909	2,240,382

Class B
Shares Sold	661	$7,134	1,146	$11,324
Shares Issued for Reinvested Dividends	55	612	1,315	13,614
Shares Redeemed	(14,393)	(161,516)	(65,705)	(672,330)
Shares converted (from) Class B into Class A	(9,766)	(108,826)	(20,303)	(207,597)

Net Increase (Decrease)	(23,443)	(262,596)	(83,547)	(854,989)

Class C
Shares Sold	63,908	$700,514	282,985	$2,943,615
Shares Issued for Reinvested Dividends	4,967	55,565	23,600	242,991
Shares Redeemed	(177,797)	(1,940,720)	(384,712)	(3,981,004)

Net Increase (Decrease)	(108,922)	(1,184,641)	(78,127)	(794,398)

Class I
Shares Sold	1,432,327	$16,065,935	1,121,156	$12,066,667
Shares Issued for Reinvested Dividends	17,053	195,631	11,023	117,264
Shares Redeemed	(304,542)	(3,410,165)	(386,726)	(4,140,726)

Net Increase (Decrease)	1,144,838	12,851,401	745,453	8,043,205

Class R3
Shares Sold	5,333	$57,972	10,310	$110,967
Shares Issued for Reinvested Dividends	170	1,932	370	3,911
Shares Redeemed	(1,469)	(16,064)	(32,694)	(339,121)

Net Increase (Decrease)	4,034	43,840	(22,014)	(224,243)

119

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Global Equity Income Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	708	$7,993	7,323	$78,490
Shares Issued for Reinvested Dividends	131	1,500	295	3,125
Shares Redeemed	(1,582)	(17,487)	(39,362)	(411,327)

Net Increase (Decrease)	(743)	(7,994)	(31,744)	(329,712)

Class R5
Shares Sold	1,697	$19,296	4,425	$45,173
Shares Issued for Reinvested Dividends	198	2,259	523	5,540
Shares Redeemed	(121)	(1,398)	(39,386)	(412,503)

Net Increase (Decrease)	1,774	20,157	(34,438)	(361,790)

Class Y
Shares Sold	51,955	$570,760	100,124	$1,068,151
Shares Issued for Reinvested Dividends	5,503	61,989	17,877	187,842
Shares Redeemed	(68,199)	(771,792)	(15,630,481)	(163,759,657)

Net Increase (Decrease)	(10,741)	(139,043)	(15,512,480)	(162,503,664)

Class F(1)
Shares Sold	871	$10,000	—	$—
Shares Issued for Reinvested Dividends	6	63	—	—

Net Increase (Decrease)	877	10,063	—	—

Total Net Increase (Decrease)	369,036	$4,207,169	(14,794,988)	$(154,785,209)

(1) Inception date of class was February 28, 2017.

International Equity Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	230,916	$2,193,364	303,761	$2,739,324
Shares Issued for Reinvested Dividends	20,749	187,567	35,947	321,092
Shares Redeemed	(277,573)	(2,628,394)	(563,556)	(4,970,742)
Shares converted (from) Class B into Class A	593	5,660	1,465	13,350

Net Increase (Decrease)	(25,315)	(241,803)	(222,383)	(1,896,976)

Class B
Shares Sold	—	$—	302	$2,851
Shares Issued for Reinvested Dividends	106	963	1,579	13,934
Shares Redeemed	(3,479)	(33,906)	(75,353)	(628,930)
Shares converted (from) Class B into Class A	(592)	(5,660)	(1,472)	(13,350)

Net Increase (Decrease)	(3,965)	(38,603)	(74,944)	(625,495)

120

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

International Equity Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class C
Shares Sold	72,351	$692,644	51,902	$465,485
Shares Issued for Reinvested Dividends	3,090	27,776	5,688	49,962
Shares Redeemed	(40,671)	(382,733)	(86,232)	(770,975)

Net Increase (Decrease)	34,770	337,687	(28,642)	(255,528)

Class I
Shares Sold	619,527	$5,980,036	280,392	$2,528,071
Shares Issued for Reinvested Dividends	12,787	116,365	14,117	126,988
Shares Redeemed	(128,516)	(1,247,353)	(234,206)	(2,038,524)

Net Increase (Decrease)	503,798	4,849,048	60,303	616,535

Class R3
Shares Sold	824	$7,843	1,627	$14,553
Shares Issued for Reinvested Dividends	182	1,643	3,202	28,604
Shares Redeemed	(2,996)	(27,813)	(123,311)	(1,028,839)

Net Increase (Decrease)	(1,990)	(18,327)	(118,482)	(985,682)

Class R4
Shares Sold	9,794	$97,349	15,678	$145,278
Shares Issued for Reinvested Dividends	540	4,888	3,255	29,200
Shares Redeemed	(2,940)	(27,910)	(113,916)	(945,441)

Net Increase (Decrease)	7,394	74,327	(94,983)	(770,963)

Class R5
Shares Sold	38,470	$329,006	—	$—
Shares Issued for Reinvested Dividends	190	1,512	3,333	29,992
Shares Redeemed	(2,861)	(24,651)	(113,792)	(944,546)

Net Increase (Decrease)	35,799	305,867	(110,459)	(914,554)

Class Y
Shares Sold	12,728	$123,453	3,493	$33,528
Shares Issued for Reinvested Dividends	25,847	234,686	34,286	308,593
Shares Redeemed	(953)	(9,423)	(8,914)	(73,998)

Net Increase (Decrease)	37,622	348,716	28,865	268,123

Class F(1)
Shares Sold	1,036	$10,000	—	$—

Net Increase (Decrease)	1,036	10,000	—	—

Total Net Increase (Decrease)	589,149	$5,626,912	(560,725)	$(4,564,540)

(1) Inception date of class was February 28, 2017.

121

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

International Growth Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	671,472	$8,209,710	1,754,340	$21,059,282
Shares Issued for Reinvested Dividends	105,240	1,210,249	65,338	811,493
Shares Redeemed	(1,546,110)	(18,766,059)	(2,608,733)	(31,207,862)
Shares converted (from) Class B into Class A	21,605	264,000	39,923	479,457

Net Increase (Decrease)	(747,793)	(9,082,100)	(749,132)	(8,857,630)

Class B
Shares Sold	—	$—	514	$5,774
Shares Redeemed	(36,470)	(410,559)	(84,996)	(941,155)
Shares converted (from) Class B into Class A	(23,286)	(264,000)	(43,219)	(479,457)

Net Increase (Decrease)	(59,756)	(674,559)	(127,701)	(1,414,838)

Class C
Shares Sold	69,721	$779,147	186,393	$2,067,119
Shares Issued for Reinvested Dividends	5,046	53,742	1,428	16,426
Shares Redeemed	(260,443)	(2,905,940)	(499,578)	(5,523,660)

Net Increase (Decrease)	(185,676)	(2,073,051)	(311,757)	(3,440,115)

Class I
Shares Sold	2,333,371	$28,201,158	2,285,382	$27,524,212
Shares Issued for Reinvested Dividends	45,023	512,815	23,543	289,817
Shares Redeemed	(1,230,353)	(14,739,830)	(2,840,739)	(34,180,946)

Net Increase (Decrease)	1,148,041	13,974,143	(531,814)	(6,366,917)

Class R3
Shares Sold	10,280	$126,728	25,598	$307,139
Shares Issued for Reinvested Dividends	244	2,836	311	3,909
Shares Redeemed	(32,783)	(400,220)	(34,829)	(431,935)

Net Increase (Decrease)	(22,259)	(270,656)	(8,920)	(120,887)

Class R4
Shares Sold	126,334	$1,566,533	508,796	$6,319,428
Shares Issued for Reinvested Dividends	3,102	36,571	2,160	27,521
Shares Redeemed	(125,701)	(1,572,028)	(164,645)	(2,028,918)

Net Increase (Decrease)	3,735	31,076	346,311	4,318,031

Class R5
Shares Sold	85,790	$1,070,091	151,216	$1,867,611
Shares Issued for Reinvested Dividends	6,998	83,061	5,073	65,031
Shares Redeemed	(186,403)	(2,380,564)	(150,077)	(1,846,207)

Net Increase (Decrease)	(93,615)	(1,227,412)	6,212	86,435

Class Y
Shares Sold	7,404,412	$94,882,728	649,741	$7,855,364
Shares Issued for Reinvested Dividends	21,473	255,533	11,347	145,919
Shares Redeemed	(8,128,504)	(104,245,275)	(2,378,221)	(29,745,112)

Net Increase (Decrease)	(702,619)	(9,107,014)	(1,717,133)	(21,743,829)

122

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

International Growth Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class F(1)
Shares Sold	821	$10,000	—	$—

Net Increase (Decrease)	821	10,000	—	—

Total Net Increase (Decrease)	(659,121)	$(8,419,573)	(3,093,934)	$(37,539,750)

(1) Inception date of class was February 28, 2017.

International Opportunities Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	3,441,510	$51,231,539	7,575,333	$106,968,420
Shares Issued for Reinvested Dividends	331,392	4,709,086	868,989	12,437,463
Shares Redeemed	(6,715,847)	(98,799,382)	(10,891,481)	(155,066,975)
Shares converted (from) Class B into Class A	19,062	282,926	49,782	698,464

Net Increase (Decrease)	(2,923,883)	(42,575,831)	(2,397,377)	(34,962,628)

Class B
Shares Sold	558	$7,582	5,108	$63,749
Shares Issued for Reinvested Dividends	—	—	5,565	71,245
Shares Redeemed	(45,263)	(609,132)	(186,944)	(2,398,535)
Shares converted (from) Class B into Class A	(20,993)	(282,926)	(54,904)	(698,464)

Net Increase (Decrease)	(65,698)	(884,476)	(231,175)	(2,962,005)

Class C
Shares Sold	354,553	$4,643,025	937,907	$11,667,611
Shares Issued for Reinvested Dividends	17,802	223,236	87,264	1,090,037
Shares Redeemed	(765,664)	(9,864,915)	(1,208,098)	(15,043,633)

Net Increase (Decrease)	(393,309)	(4,998,654)	(182,927)	(2,285,985)

Class I
Shares Sold	13,081,176	$192,751,043	16,552,819	$236,342,309
Shares Issued for Reinvested Dividends	286,612	4,044,092	197,080	2,825,752
Shares Redeemed	(4,065,481)	(59,449,919)	(4,594,180)	(64,749,919)

Net Increase (Decrease)	9,302,307	137,345,216	12,155,719	174,418,142

Class R3
Shares Sold	676,157	$10,137,366	1,635,959	$23,441,858
Shares Issued for Reinvested Dividends	33,376	481,953	62,593	907,297
Shares Redeemed	(621,251)	(9,371,505)	(867,997)	(12,390,815)

Net Increase (Decrease)	88,282	1,247,814	830,555	11,958,340

123

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

International Opportunities Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	2,398,763	$36,753,347	3,661,160	$53,420,418
Shares Issued for Reinvested Dividends	97,724	1,433,618	169,248	2,501,857
Shares Redeemed	(1,970,493)	(29,992,725)	(2,256,410)	(33,108,803)

Net Increase (Decrease)	525,994	8,194,240	1,573,998	22,813,472

Class R5
Shares Sold	5,022,046	$77,455,924	2,603,294	$38,437,244
Shares Issued for Reinvested Dividends	100,312	1,482,607	168,443	2,518,892
Shares Redeemed	(1,980,419)	(30,658,962)	(2,236,510)	(32,758,923)

Net Increase (Decrease)	3,141,939	48,279,569	535,227	8,197,213

Class R6
Shares Sold	5,860,862	$94,254,163	2,164,394	$31,878,203
Shares Issued for Reinvested Dividends	43,070	639,577	5,475	82,327
Shares Redeemed	(227,571)	(3,538,722)	(395,206)	(5,861,161)

Net Increase (Decrease)	5,676,361	91,355,018	1,774,663	26,099,369

Class Y
Shares Sold	30,126,821	$473,307,037	38,570,812	$575,377,033
Shares Issued for Reinvested Dividends	1,075,205	15,966,799	1,261,017	18,991,929
Shares Redeemed	(39,132,927)	(621,499,089)	(8,200,307)	(122,899,503)

Net Increase (Decrease)	(7,930,901)	(132,225,253)	31,631,522	471,469,459

Class F(1)
Shares Sold	18,543,837	$282,049,885	—	$—
Shares Redeemed	(197,832)	(3,084,104)	—	—

Net Increase (Decrease)	18,346,005	278,965,781	—	—

Total Net Increase (Decrease)	25,767,097	$384,703,424	45,690,205	$674,745,377

(1) Inception date of class was February 28, 2017.

International Small Company Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	88,278	$1,244,204	802,594	$11,043,672
Shares Issued for Reinvested Dividends	17,363	230,936	44,668	634,707
Shares Redeemed	(724,398)	(10,013,638)	(1,465,519)	(20,050,743)
Shares converted (from) Class B into Class A	11,385	159,962	25,164	347,335

Net Increase (Decrease)	(607,372)	(8,378,536)	(593,093)	(8,025,029)

124

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

International Small Company Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class B
Shares Sold	162	$2,000	8	$110
Shares Issued for Reinvested Dividends	—	—	404	5,301
Shares Redeemed	(7,548)	(96,980)	(27,536)	(355,393)
Shares converted (from) Class B into Class A	(12,218)	(159,962)	(26,921)	(347,335)

Net Increase (Decrease)	(19,604)	(254,942)	(54,045)	(697,317)

Class C
Shares Sold	13,663	$175,727	113,740	$1,432,547
Shares Issued for Reinvested Dividends	—	—	5,595	71,279
Shares Redeemed	(118,204)	(1,497,609)	(395,896)	(4,955,071)

Net Increase (Decrease)	(104,541)	(1,321,882)	(276,561)	(3,451,245)

Class I
Shares Sold	277,776	$3,861,273	1,636,158	$22,181,642
Shares Issued for Reinvested Dividends	27,308	359,912	63,476	900,778
Shares Redeemed	(1,541,588)	(20,743,265)	(2,164,939)	(29,240,560)

Net Increase (Decrease)	(1,236,504)	(16,522,080)	(465,305)	(6,158,140)

Class R3
Shares Sold	59,494	$834,044	176,071	$2,448,934
Shares Issued for Reinvested Dividends	1,482	19,868	4,663	66,319
Shares Redeemed	(156,286)	(2,207,941)	(214,393)	(2,966,119)

Net Increase (Decrease)	(95,310)	(1,354,029)	(33,659)	(450,866)

Class R4
Shares Sold	55,533	$774,642	180,916	$2,511,045
Shares Issued for Reinvested Dividends	2,554	34,320	3,682	53,004
Shares Redeemed	(67,916)	(953,304)	(137,084)	(1,907,057)

Net Increase (Decrease)	(9,829)	(144,342)	47,514	656,992

Class R5
Shares Sold	22,645	$322,605	148,260	$2,026,021
Shares Issued for Reinvested Dividends	473	6,388	425	6,178
Shares Redeemed	(45,125)	(648,517)	(38,493)	(544,688)

Net Increase (Decrease)	(22,007)	(319,524)	110,192	1,487,511

Class Y
Shares Sold	871,160	$12,349,848	11,570,015	$163,272,409
Shares Issued for Reinvested Dividends	172,966	2,335,043	209,108	3,046,810
Shares Redeemed	(12,153,390)	(176,249,933)	(2,127,287)	(30,085,160)

Net Increase (Decrease)	(11,109,264)	(161,565,042)	9,651,836	136,234,059

Class F(1)
Shares Sold	6,653,622	$97,741,633	—	$—
Shares Redeemed	(125,149)	(1,891,403)	—	—

Net Increase (Decrease)	6,528,473	95,850,230	—	—

Total Net Increase (Decrease)	(6,675,958)	$(94,010,147)	8,386,879	$119,595,965

(1) Inception date of class was February 28, 2017.

125

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

International Value Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	6,777,844	$104,082,279	18,187,186	$240,656,384
Shares Issued for Reinvested Dividends	1,117,911	16,620,294	804,380	10,951,409
Shares Redeemed	(15,860,311)	(241,991,804)	(15,701,748)	(212,420,105)

Net Increase (Decrease)	(7,964,556)	(121,289,231)	3,289,818	39,187,688

Class C
Shares Sold	46,352	$702,999	111,606	$1,477,781
Shares Issued for Reinvested Dividends	84,509	1,241,832	63,076	839,567
Shares Redeemed	(377,291)	(5,717,008)	(1,168,227)	(15,775,218)

Net Increase (Decrease)	(246,430)	(3,772,177)	(993,545)	(13,457,870)

Class I
Shares Sold	31,981,400	$496,733,261	22,568,274	$310,462,776
Shares Issued for Reinvested Dividends	1,809,852	27,145,032	1,085,434	14,938,808
Shares Redeemed	(6,310,109)	(97,605,188)	(25,510,856)	(344,864,001)

Net Increase (Decrease)	27,481,143	426,273,105	(1,857,148)	(19,462,417)

Class R3
Shares Sold	7,259	$113,638	11,641	$159,171
Shares Issued for Reinvested Dividends	1,624	24,350	1,697	22,851
Shares Redeemed	(13,485)	(208,758)	(66,872)	(898,026)

Net Increase (Decrease)	(4,602)	(70,770)	(53,534)	(716,004)

Class R4
Shares Sold	14,558	$223,115	29,983	$407,374
Shares Issued for Reinvested Dividends	3,921	58,658	3,701	50,488
Shares Redeemed	(15,530)	(240,300)	(91,877)	(1,241,593)

Net Increase (Decrease)	2,949	41,473	(58,193)	(783,731)

Class R5
Shares Sold	7,205	$112,763	26,421	$358,926
Shares Issued for Reinvested Dividends	2,576	38,756	1,915	26,260
Shares Redeemed	(2,069)	(31,769)	(63,648)	(865,599)

Net Increase (Decrease)	7,712	119,750	(35,312)	(480,413)

Class Y
Shares Sold	10,258,422	$162,136,666	15,404,271	$217,928,190
Shares Issued for Reinvested Dividends	1,280,545	19,568,865	424,304	5,947,505
Shares Redeemed	(3,799,375)	(60,217,140)	(4,664,967)	(64,990,064)

Net Increase (Decrease)	7,739,592	121,488,391	11,163,608	158,885,631

Class F(1)
Shares Sold	1,242,072	$19,536,925	—	$—
Shares Redeemed	(4,407)	(70,904)	—	—

Net Increase (Decrease)	1,237,665	19,466,021	—	—

Total Net Increase (Decrease)	28,253,473	$442,256,562	11,455,694	$163,172,884

(1) Inception date of class was February 28, 2017.

126

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

11.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $375 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended April 30, 2017, none of the Funds had borrowings under this facility.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

13.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Recent Accounting Pronouncement:

In August 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. The guidance is effective

127

International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is required to be presented for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

15.	Subsequent Events:

The Emerging Markets Equity Fund filed a supplement to its prospectus, dated May 11, 2017, with the U.S. Securities and Exchange Commission that announced modifications effective May 11, 2017 to the Fund’s management fee rate and to certain expense reimbursement arrangements.

The International Equity Fund filed a supplement to its prospectus, dated June 26, 2017, with the U.S. Securities and Exchange Commission that announced modifications effective July 1, 2017 to the Fund’s management fee rate and to certain expense reimbursement arrangements.

128

International/Global Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

129

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Customer Privacy Notice

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and

protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates, to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2017

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with any Fund sub-adviser.

MFSAR-GE17 6/17    201777    Printed in U.S.A.

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing with Hartford Funds. We are pleased to present you with the Semi-Annual Report, which covers the period from November 1, 2016 through April 30, 2017.

Market Review

With the exception of a brief dip ahead of the US presidential election in

November, US stocks, as measured by the S&P 500 Index,1 kept an upward trajectory during the six months ended April 30, 2017. That positive momentum helped push the Index to a nearly 12% gain for 2016, and started 2017 off with just under a 7% return through April 30.

The primary driver of market progress during the period was the outcome of the presidential election. Markets viewed the incoming Trump administration as a positive for businesses and investors, and that optimism carried through past the inauguration. Positive job reports and a growing domestic economy reflected this optimism and have served as the basis of the US Federal Reserve’s continued interest-rate hike cycle that began in December 2015. At the time of this writing, consensus expectations were for a continued gradual rate-hike pace by the Federal Reserve, which should help markets better digest and account for such changes.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. Uncertainty surrounding potential policy changes by the Trump administration, other European elections, and Britain’s “Brexit” undertaking to leave the European Union could all influence markets or cause an uptick in volatility.

For this reason, we encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets with confidence. Regardless of the political environment, your advisor can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing with Hartford Funds. For the most up-to-date information on our mutual funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Fixed Income Funds

The Hartford Emerging Markets Local Debt Fund inception 05/31/2011

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation and income.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Emerging Markets Local Debt A3	3.37%	6.04%	-0.28%	-0.42%
Emerging Markets Local Debt A4	-1.28%	1.27%	-1.20%	-1.19%
Emerging Markets Local Debt C3	2.98%	5.11%	-1.04%	-1.18%
Emerging Markets Local Debt C4	1.98%	4.11%	-1.04%	-1.18%
Emerging Markets Local Debt I3	3.52%	6.19%	-0.04%	-0.19%
Emerging Markets Local Debt R3[3]	3.29%	5.83%	-0.66%	-0.80%
Emerging Markets Local Debt R4[3]	3.30%	5.99%	-0.32%	-0.47%
Emerging Markets Local Debt R5[3]	3.42%	6.52%	-0.12%	-0.24%
Emerging Markets Local Debt Y3	3.45%	6.20%	0.01%	-0.18%
Emerging Markets Local Debt F3	3.54%	6.21%	-0.03%	-0.19%
JP Morgan GBI Emerging Markets Global Diversified Index	2.01%	4.03%	-1.58%	-1.18%

[1]	Not Annualized
[2]	Inception: 05/31/2011
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a comprehensive global, local emerging-markets index, and consists of liquid, fixed-rate, domestic-currency government bonds.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

2

The Hartford Emerging Markets Local Debt Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Emerging Markets Local Debt Class A	1.26%	1.49%
Emerging Markets Local Debt Class C	2.01%	2.28%
Emerging Markets Local Debt Class I	1.01%	1.27%
Emerging Markets Local Debt Class R3	1.56%	1.77%
Emerging Markets Local Debt Class R4	1.26%	1.47%
Emerging Markets Local Debt Class R5	0.96%	1.16%
Emerging Markets Local Debt Class Y	0.91%	1.11%
Emerging Markets Local Debt Class F	0.91%	1.06%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. The value of inflation-protected securities generally fluctuates with changes in real interest rates, and the market for these securities may be less developed or liquid, and more volatile, than other securities markets. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund is non-diversified, so it may be more exposed to the risks associated with individual issuers than a diversified fund. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	23.0%
Foreign Government Obligations	69.5

Total	92.5%

Short-Term Investments	0.7
Purchased Options	0.4
Other Assets & Liabilities	6.4

Total	100.0%

3

The Hartford Floating Rate Fund inception 04/29/2005

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide high current income, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Floating Rate A2	3.52%	8.83%	3.83%	3.38%
Floating Rate A3	0.42%	5.56%	3.20%	3.07%
Floating Rate B2	3.14%	8.15%	3.04%	2.74%	[4]
Floating Rate B3	-1.86%	3.15%	2.69%	2.74%	[4]
Floating Rate C2	3.15%	8.18%	3.07%	2.62%
Floating Rate C3	2.15%	7.18%	3.07%	2.62%
Floating Rate I2	3.66%	9.12%	4.13%	3.66%
Floating Rate R3[2]	3.26%	8.54%	3.57%	3.13%
Floating Rate R4[2]	3.40%	8.82%	3.81%	3.36%
Floating Rate R5[2]	3.67%	9.28%	4.12%	3.62%
Floating Rate Y2	3.70%	9.34%	4.18%	3.72%
Floating Rate F2	3.67%	9.13%	4.14%	3.66%
Credit Suisse Leveraged Loan Index	3.14%	8.16%	4.81%	4.23%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 3.00% and returns for Class B shares reflect a contingent deferred sales charge of up to

5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 4/23/12, Wellington Management Company LLP became the sub-adviser for the Fund. At the end of a transition period of approximately four weeks ending on 5/18/12, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market-value weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

4

The Hartford Floating Rate Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Floating Rate Class A	1.01%	1.02%
Floating Rate Class B	1.76%	1.90%
Floating Rate Class C	1.74%	1.74%
Floating Rate Class I	0.74%	0.74%
Floating Rate Class R3	1.26%	1.38%
Floating Rate Class R4	1.01%	1.07%
Floating Rate Class R5	0.71%	0.80%
Floating Rate Class Y	0.71%	0.71%
Floating Rate Class F	0.66%	0.66%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Loans can be difficult to value and highly illiquid; they are subject to credit risk, bankruptcy risk, and insolvency. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”).

The Fund should not be considered an alternative to CDs or money market funds. This Fund is for investors who are looking to complement their traditional fixed-income investments.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.9%
Exchange Traded Funds	2.0

Total	2.9%

Fixed Income Securities
Corporate Bonds	6.8%
Senior Floating Rate Interests	89.7

Total	96.5%

Short-Term Investments	7.2
Other Assets & Liabilities	(6.6)

Total	100.0%

5

The Hartford Floating Rate High Income Fund inception 09/30/2011

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide high current income, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Floating Rate High Income A3	3.93%	10.40%	4.52%	5.58%
Floating Rate High Income A4	0.81%	7.08%	3.88%	5.00%
Floating Rate High Income C3	3.54%	9.58%	3.74%	4.79%
Floating Rate High Income C4	2.54%	8.58%	3.74%	4.79%
Floating Rate High Income I3	4.05%	10.66%	4.80%	5.86%
Floating Rate High Income R3[3]	3.78%	10.08%	4.21%	5.25%
Floating Rate High Income R4[3]	3.93%	10.41%	4.51%	5.55%
Floating Rate High Income R5[3]	4.08%	10.74%	5.03%	6.06%
Floating Rate High Income Y3	4.09%	10.74%	4.81%	5.86%
Floating Rate High Income F3	4.06%	10.68%	4.80%	5.86%
Credit Suisse Leveraged Loan Index	3.14%	8.16%	4.81%	5.59%

[1]	Not Annualized
[2]	Inception: 09/30/2011
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 3.00% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 4/23/12, Wellington Management Company LLP became the sub-adviser for the Fund. At the end of a transition period of approximately four weeks ending on 5/18/12, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market-value weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

6

The Hartford Floating Rate High Income Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Floating Rate High Income Class A	1.07%	1.16%
Floating Rate High Income Class C	1.82%	1.91%
Floating Rate High Income Class I	0.82%	0.91%
Floating Rate High Income Class R3	1.37%	1.55%
Floating Rate High Income Class R4	1.07%	1.23%
Floating Rate High Income Class R5	0.77%	0.92%
Floating Rate High Income Class Y	0.77%	0.87%
Floating Rate High Income Class F	0.77%	0.82%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Loans can be difficult to value and highly illiquid; they are subject to credit risk and risks of bankruptcy and insolvency. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid.

The Fund should not be considered an alternative to CDs or money market funds. This Fund is for investors who are looking to complement their traditional fixed-income investments.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.7%
Exchange Traded Funds	3.2

Total	3.9%

Fixed Income Securities
Corporate Bonds	9.4%
Senior Floating Rate Interests	88.0

Total	97.4%

Short-Term Investments	10.5
Other Assets & Liabilities	(11.8)

Total	100.0%

7

The Hartford High Yield Fund inception 09/30/1998

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide high current income, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
High Yield A2	4.78%	10.44%	5.37%	5.75%
High Yield A3	0.07%	5.47%	4.41%	5.26%
High Yield B2	4.41%	9.50%	4.58%	5.11%	[4]
High Yield B3	-0.59%	4.50%	4.24%	5.11%	[4]
High Yield C2	4.41%	9.49%	4.58%	4.96%
High Yield C3	3.41%	8.49%	4.58%	4.96%
High Yield I2	5.04%	10.68%	5.65%	6.07%
High Yield R3[2]	4.77%	10.11%	5.09%	5.44%
High Yield R4[2]	4.92%	10.40%	5.39%	5.76%
High Yield R5[2]	5.08%	10.76%	5.69%	6.04%
High Yield Y2	4.97%	10.68%	5.72%	6.10%
High Yield F2	4.92%	10.55%	5.62%	6.06%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	5.30%	13.30%	6.84%	7.44%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 5/31/07. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects performance of Class I shares from 5/31/07 through 2/27/17 and Class A shares (excluding sales charges) prior to 5/31/07.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

8

The Hartford High Yield Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
High Yield Class A	1.06%	1.22%
High Yield Class B	1.81%	2.11%
High Yield Class C	1.81%	1.87%
High Yield Class I	0.81%	0.87%
High Yield Class R3	1.36%	1.49%
High Yield Class R4	1.06%	1.19%
High Yield Class R5	0.76%	0.89%
High Yield Class Y	0.71%	0.81%
High Yield Class F	0.71%	0.76%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	1.1%

Total	1.1%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.0%*
Convertible Bonds	2.7
Corporate Bonds	89.4
Senior Floating Rate Interests	0.4

Total	92.5%

Short-Term Investments	6.6
Other Assets & Liabilities	(0.2)

Total	100.0%

*	Percentage rounds to zero.

9

The Hartford Inflation Plus Fund inception 10/31/2002

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Inflation Plus A2	0.27%	2.02%	-0.26%	3.69%
Inflation Plus A3	-4.24%	-2.57%	-1.18%	3.22%
Inflation Plus B2	-0.19%	1.25%	-1.02%	3.06%	[4]
Inflation Plus B3	-5.18%	-3.75%	-1.39%	3.06%	[4]
Inflation Plus C2	-0.08%	1.36%	-1.00%	2.92%
Inflation Plus C3	-1.08%	0.36%	-1.00%	2.92%
Inflation Plus I2	0.35%	2.26%	-0.03%	3.96%
Inflation Plus R3[2]	0.03%	1.62%	-0.62%	3.31%
Inflation Plus R4[2]	0.22%	1.98%	-0.31%	3.61%
Inflation Plus R5[2]	0.36%	2.27%	-0.03%	3.91%
Inflation Plus Y2	0.41%	2.31%	0.05%	4.01%
Inflation Plus F2	0.35%	2.26%	-0.03%	3.96%
Bloomberg Barclays U.S. TIPS 1-10 Year Index	0.13%	1.64%	0.47%	3.55%
Bloomberg Barclays U.S. TIPS Index	-0.19%	1.73%	0.69%	4.22%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S currency, and have maturities of 1 to 10 years.

Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

10

The Hartford Inflation Plus Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Inflation Plus Class A	0.85%	0.96%
Inflation Plus Class B	1.60%	1.81%
Inflation Plus Class C	1.60%	1.67%
Inflation Plus Class I	0.60%	0.74%
Inflation Plus Class R3	1.20%	1.26%
Inflation Plus Class R4	0.90%	0.96%
Inflation Plus Class R5	0.60%	0.68%
Inflation Plus Class Y	0.55%	0.61%
Inflation Plus Class F	0.55%	0.56%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. The value of inflation-protected securities generally fluctuates with changes in real interest rates, and the market for these securities may be less developed or liquid, and more volatile, than other securities markets. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	2.8%
Foreign Government Obligations	3.2
Senior Floating Rate Interests	5.1
U.S. Government Agencies	0.0 *
U.S. Government Securities	80.7

Total	91.8%

Short-Term Investments	1.2
Other Assets & Liabilities	7.0

Total	100.0%

*	Percentage rounds to zero.

11

Hartford Municipal Income Fund inception 05/29/2015

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide a high level of current income that is generally exempt from federal income taxes, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	Since Inception[2]
Municipal Income A3	-0.75%	0.28%	2.86%
Municipal Income A4	-5.21%	-4.24%	0.43%
Municipal Income C3	-1.03%	-0.37%	2.15%
Municipal Income C4	-2.01%	-1.35%	2.15%
Municipal Income I3	-0.72%	0.44%	3.06%
Municipal Income F3	-0.72%	0.45%	3.07%
Bloomberg Barclays Municipal Bond Index	-0.34%	0.14%	2.94%

[1]	Not Annualized
[2]	Inception: 05/29/2015
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

12

Hartford Municipal Income Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Municipal Income Class A	0.71%	1.71%
Municipal Income Class C	1.46%	2.41%
Municipal Incomes Class I	0.46%	1.41%
Municipal Incomes Class F	0.41%	1.41%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.

Composition of Municipal Bonds(1)

as of April 30, 2017

Municipal Bonds	Percentage of Net Assets
0.1%
Airport	8.4
Development	2.3
Education	3.8
Facilities	0.2
General Obligation	13.6
Higher Education	2.1
Medical	10.7
Mello-Roos District	1.5
Nursing Homes	6.8
Other(2)	15.8
Pollution	0.2
Power	1.8
School District	5.5
Single Family Housing	2.2
Tobacco	3.9
Transportation	11.7
Utilities	3.1
Water	3.0
Short-Term Investments	2.0
Other Assets & Liabilities	1.3

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

13

The Hartford Municipal Opportunities Fund inception 05/31/2007

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Municipal Opportunities A3	-0.81%	0.00%	3.14%	2.62%
Municipal Opportunities A4	-5.28%	-4.50%	2.20%	2.14%
Municipal Opportunities B3	-1.19%	-0.86%	2.35%	1.98%	[5]
Municipal Opportunities B4	-6.09%	-5.74%	1.98%	1.98%	[5]
Municipal Opportunities C3	-1.19%	-0.86%	2.35%	1.84%
Municipal Opportunities C4	-2.17%	-1.84%	2.35%	1.84%
Municipal Opportunities I3	-0.69%	0.25%	3.39%	2.88%
Municipal Opportunities F3	-0.80%	0.14%	3.37%	2.87%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index	-0.06%	0.21%	2.61%	4.19%

[1]	Not Annualized
[2]	Inception: 05/31/2007
[3]	Without sales charge
[4]	With sales charge
[5]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Barclays Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years engineered for the tax-exempt bond market.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

14

The Hartford Municipal Opportunities Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Municipal Opportunities Class A	0.71%	0.71%
Municipal Opportunities Class B	1.46%	1.52%
Municipal Opportunities Class C	1.46%	1.47%
Municipal Opportunities Class I	0.46%	0.47%
Municipal Opportunities Class F	0.41%	0.42%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. High-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.

Composition of Municipal Bonds(1)

as of April 30, 2017

Municipal Bonds	Percentage of Net Assets
0.5%
Airport	4.7
Bond Bank	0.2
Development	4.1
Education	1.9
Facilities	0.8
General Obligation	12.4
Higher Education	2.2
Housing	0.1
Medical	11.4
Mello-Roos District	1.5
Multifamily Housing	0.5
Nursing Homes	6.9
Other(2)	19.6
Pollution	0.3
Power	1.8
School District	6.3
Single Family Housing	3.1
Tobacco	4.2
Transportation	8.4
Utilities	0.9
Water	4.6
Short-Term Investments	3.1
Other Assets & Liabilities	0.5

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

15

The Hartford Municipal Real Return Fund inception 06/02/1986

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income exempt from federal income tax, and after-tax inflation-adjusted total returns.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Municipal Real Return A2	0.07%	1.56%	1.92%	1.62%
Municipal Real Return A3	-4.43%	-3.01%	0.98%	1.16%
Municipal Real Return B2	-0.31%	0.80%	1.17%	1.03%	[4]
Municipal Real Return B3	-5.25%	-4.14%	0.80%	1.03%	[4]
Municipal Real Return C2	-0.31%	0.81%	1.16%	0.87%
Municipal Real Return C3	-1.29%	-0.18%	1.16%	0.87%
Municipal Real Return I2	0.20%	1.81%	2.19%	1.90%
Municipal Real Return Y2	0.19%	1.81%	2.18%	1.89%
Municipal Real Return F2	0.21%	1.82%	2.19%	1.90%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index	-0.06%	0.21%	2.61%	4.12%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17 which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Barclays Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years engineered for the tax-exempt bond market.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

16

The Hartford Municipal Real Return Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Municipal Real Return Class A	0.70%	0.77%
Municipal Real Return Class B	1.45%	1.60%
Municipal Real Return Class C	1.45%	1.51%
Municipal Real Return Class I	0.45%	0.53%
Municipal Real Return Class Y	0.45%	0.51%
Municipal Real Return Class F	0.40%	0.46%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. The value of inflation-protected securities generally fluctuates with changes in real interest rates and the market for these securities may be less developed or liquid, and more volatile, than other securities markets. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.

Composition of Municipal Bonds(1)

as of April 30, 2017

Municipal Bonds	Percentage of Net Assets
0.1%
Airport	9.8
Bond Bank	0.2
Development	2.1
Education	2.2
Facilities	1.9
General Obligation	10.9
Higher Education	5.3
Medical	12.5
Mello-Roos District	0.8
Multifamily Housing	0.2
Nursing Homes	4.5
Other(2)	17.7
Power	2.2
School District	7.5
Single Family Housing	0.2
Tobacco	1.9
Transportation	6.2
Utilities	1.4
Water	6.9
Short-Term Investments	4.6
Other Assets & Liabilities	0.9

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

17

Hartford Municipal Short Duration Fund inception 05/29/2015

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	Since Inception[2]
Municipal Short Duration A3	-0.21%	0.10%	0.96%
Municipal Short Duration A4	-4.70%	-4.41%	-1.43%
Municipal Short Duration C3	-0.43%	-0.39%	0.31%
Municipal Short Duration C4	-1.42%	-1.38%	0.31%
Municipal Short Duration I3	-0.09%	0.35%	1.21%
Municipal Short Duration F3	-0.08%	0.36%	1.21%
Bloomberg Barclays Municipal Bond Short 1-5 Year Index	0.54%	0.64%	1.36%

[1]	Not Annualized
[2]	Inception: 5/29/2015
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Bloomberg Barclays Municipal Bond Short 1-5 Year Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Barclays Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of one year to six years engineered for the tax-exempt bond market.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

18

Hartford Municipal Short Duration Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Municipal Short Duration Class A	0.70%	1.55%
Municipal Short Duration Class C	1.45%	2.29%
Municipal Short Duration Class I	0.45%	1.27%
Municipal Short Duration Class F	0.40%	1.27%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.

Composition of Municipal Bonds(1)

as of April 30, 2017

Municipal Bonds	Percentage of Net Assets
Airport	10.7%
Development	2.5
Education	2.3
General Obligation	9.2
Higher Education	2.8
Housing	0.8
Medical	14.4
Mello-Roos District	3.2
Nursing Homes	6.8
Other(2)	12.6
Pollution	0.2
Power	1.3
School District	6.5
Single Family Housing	2.6
Tobacco	5.3
Transportation	8.9
Utilities	1.5
Water	3.1
Short-Term Investments	4.3
Other Assets & Liabilities	1.0

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

19

The Hartford Quality Bond Fund inception 11/30/2012

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to maximize total return while providing a high level of current income consistent with prudent investment risk.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	Since Inception[2]
Quality Bond A3	-1.33%	-0.03%	1.65%
Quality Bond A4	-5.77%	-4.53%	0.59%
Quality Bond C3	-1.61%	-0.78%	0.90%
Quality Bond C4	-2.57%	-1.75%	0.90%
Quality Bond I3	-1.10%	0.23%	1.94%
Quality Bond R3[3]	-1.48%	-0.33%	1.41%
Quality Bond R4[3]	-1.20%	0.33%	1.76%
Quality Bond R5[3]	-1.08%	0.51%	2.06%
Quality Bond Y3	-1.07%	0.41%	1.98%
Quality Bond F3	-1.08%	0.25%	1.94%
Bloomberg Barclays U.S. Aggregate Bond Index

[1]	Not Annualized
[2]	Inception: 11/30/2012
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities from the Bloomberg Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

20

The Hartford Quality Bond Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Quality Bond Class A	1.00%	1.08%
Quality Bond Class C	1.75%	1.82%
Quality Bond Class I	0.75%	0.83%
Quality Bond Class R3	1.30%	1.42%
Quality Bond Class R4	1.00%	1.12%
Quality Bond Class R5	0.70%	0.82%
Quality Bond Class Y	0.65%	0.77%
Quality Bond Class F	0.60%	0.72%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. The Fund may use dollar rolls, repurchase agreements, or reverse repurchase agreements, which can increase risk and volatility. The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. The main risk of real estate related securities is that the value of the underlying real estate may decrease in value. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	24.1%
U.S. Government Agencies	100.8
U.S. Government Securities	5.1

Total	130.0%

Short-Term Investments	1.2
Other Assets & Liabilities	(31.2)

Total	100.0%

21

The Hartford Short Duration Fund inception 10/31/2002

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Short Duration A2	0.77%	2.00%	1.76%	2.47%
Short Duration A3	-1.24%	-0.04%	1.35%	2.27%
Short Duration B2	0.88%	2.21%	1.92%	2.24%	[4]
Short Duration B3	-4.12%	-2.79%	1.55%	2.24%	[4]
Short Duration C2	0.41%	1.36%	1.01%	1.71%
Short Duration C3	-0.59%	0.36%	1.01%	1.71%
Short Duration I2	0.92%	2.39%	2.08%	2.70%
Short Duration R3[2]	0.63%	1.81%	1.46%	2.45%
Short Duration R4[2]	0.77%	2.10%	1.81%	2.63%
Short Duration R5[2]	1.02%	2.51%	2.11%	2.80%
Short Duration Y2	0.95%	2.46%	2.14%	2.82%
Short Duration F2	0.93%	2.40%	2.08%	2.71%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Index	0.24%	0.76%	0.93%	2.32%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 2.00% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 2/26/10. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 2/26/10 through 2/27/17 and Class A shares (excluding sales charges) prior to 2/26/10.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

22

The Hartford Short Duration Fund inception 10/31/2002

Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-3 Year U.S. Government/Credit Index includes securities in the 1-3 year maturity range in the U.S. Government/Credit Index.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

23

The Hartford Short Duration Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Short Duration Class A	0.85%	0.89%
Short Duration Class B	1.60%	1.77%
Short Duration Class C	1.60%	1.60%
Short Duration Class I	0.56%	0.56%
Short Duration Class R3	1.15%	1.23%
Short Duration Class R4	0.85%	0.93%
Short Duration Class R5	0.55%	0.62%
Short Duration Class Y	0.55%	0.55%
Short Duration Class F	0.50%	0.50%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Bank loans can be difficult to value and highly illiquid; they are subject to credit risk and risks of bankruptcy and insolvency. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	13.6%
Corporate Bonds	58.4
Foreign Government Obligations	0.3
Municipal Bonds	0.4
Senior Floating Rate Interests	22.1
U.S. Government Agencies	5.4
U.S. Government Securities	0.6

Total	100.8%

Short-Term Investments	1.8
Other Assets & Liabilities	(2.6)

Total	100.0%

24

The Hartford Strategic Income Fund inception 05/31/2007

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Strategic Income A3	3.88%	8.33%	3.92%	4.65%
Strategic Income A4	-0.80%	3.46%	2.97%	4.16%
Strategic Income B3	3.84%	8.41%	3.37%	3.99%	[5]
Strategic Income B4	-1.16%	3.41%	3.03%	3.99%	[5]
Strategic Income C3	3.46%	7.57%	3.16%	3.89%
Strategic Income C4	2.46%	6.57%	3.16%	3.89%
Strategic Income I3	4.00%	8.59%	4.20%	4.94%
Strategic Income R3[3]	3.62%	7.89%	3.57%	4.89%
Strategic Income R4[3]	3.85%	8.43%	3.92%	5.09%
Strategic Income R5[3]	4.05%	8.69%	4.24%	5.28%
Strategic Income R6[3]	4.08%	8.76%	4.30%	5.30%
Strategic Income Y3	4.07%	8.74%	4.30%	5.30%
Strategic Income F3	4.01%	8.61%	4.20%	4.94%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.41%

[1]	Not Annualized
[2]	Inception: ”Since Inception” returns for Classes A, B, C, I and F and the Bloomberg Barclays U.S. Aggregate Bond Index are since 5/31/2007. “Since Inception” returns for Classes R3, R4, R5, R6 and Y are since 8/31/2007.
[3]	Without sales charge
[4]	With sales charge
[5]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class Y shares commenced operations on 8/31/07. Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 4/2/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

25

The Hartford Strategic Income Fund inception 05/31/2007

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities from the Bloomberg Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

26

The Hartford Strategic Income Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Strategic Income Class A	0.96%	1.05%
Strategic Income Class B	1.71%	1.87%
Strategic Income Class C	1.71%	1.75%
Strategic Income Class I	0.71%	0.75%
Strategic Income Class R3	1.26%	1.42%
Strategic Income Class R4	0.96%	1.08%
Strategic Income Class R5	0.66%	0.76%
Strategic Income Class R6	0.61%	0.65%
Strategic Income Class Y	0.61%	0.70%
Strategic Income Class F	0.61%	0.65%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Bank loans can be difficult to value and highly illiquid; they are subject to credit risk and risks of bankruptcy and insolvency. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. The Fund may purchase securities in the To-Be-Announced (TBA) market, which can subject the Fund to additional price and counterparty risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.3%

Total	0.3%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	17.8%
Corporate Bonds	14.0
Foreign Government Obligations	25.1
Municipal Bonds	1.9
Senior Floating Rate Interests	25.3
U.S. Government Agencies	0.9
U.S. Government Securities	4.7

Total	89.7%

Short-Term Investments	10.1
Purchased Options	0.0 *
Other Assets & Liabilities	(0.1)

Total	100.0%

*	Percentage rounds to zero.

27

The Hartford Total Return Bond Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Total Return Bond Fund A2	0.14%	2.25%	2.56%	3.65%
Total Return Bond Fund A3	-4.36%	-2.35%	1.62%	3.18%
Total Return Bond Fund B2	-0.25%	1.57%	1.81%	3.05%	[4]
Total Return Bond Fund B3	-5.19%	-3.42%	1.45%	3.05%	[4]
Total Return Bond Fund C2	-0.22%	1.50%	1.83%	2.90%
Total Return Bond Fund C3	-1.21%	0.50%	1.83%	2.90%
Total Return Bond Fund I2	0.25%	2.50%	2.85%	3.95%
Total Return Bond Fund R3[2]	0.00%	2.03%	2.26%	3.39%
Total Return Bond Fund R4[2]	0.16%	2.26%	2.58%	3.68%
Total Return Bond Fund R5[2]	0.31%	2.66%	2.89%	3.98%
Total Return Bond Fund R6[2]	0.45%	2.80%	2.97%	4.06%
Total Return Bond Fund Y2	0.36%	2.67%	2.99%	4.08%
Total Return Bond Fund F2	0.38%	2.63%	2.88%	3.96%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.30%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

28

The Hartford Total Return Bond Fund inception 07/22/1996

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities from the Bloomberg Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

29

The Hartford Total Return Bond Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Total Return Bond Class A	0.87%	0.87%
Total Return Bond Class B	1.63%	1.89%
Total Return Bond Class C	1.60%	1.60%
Total Return Bond Class I	0.61%	0.61%
Total Return Bond Class R3	1.18%	1.18%
Total Return Bond Class R4	0.86%	0.86%
Total Return Bond Class R5	0.56%	0.56%
Total Return Bond Class R6	0.45%	0.45%
Total Return Bond Class Y	0.50%	0.50%
Total Return Bond Class F	0.45%	0.45%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. The Fund may purchase securities in the To-Be-Announced (TBA) market, which can subject the Fund to additional price and counterparty risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. The Fund has the ability to invest in foreign, emerging-market, and high-yield (“junk”) bonds. Investments in these securities generally involve greater risk, volatility, and possibility of loss. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0%*
Preferred Stocks	0.1

Total	0.1%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	28.0%
Corporate Bonds	30.5
Foreign Government Obligations	2.1
Municipal Bonds	1.1
Senior Floating Rate Interests	4.3
U.S. Government Agencies	38.3
U.S. Government Securities	12.7

Total	117.0%

Short-Term Investments	4.1
Purchased Options	0.0 *
Other Assets & Liabilities	(21.2)

Total	100.0%

*	Percentage rounds to zero.

30

The Hartford Unconstrained Bond Fund inception 10/31/2002

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to maximize long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Unconstrained Bond A2	2.36%	5.26%	1.66%	3.32%
Unconstrained Bond A3	-2.25%	0.52%	0.73%	2.85%
Unconstrained Bond B2	1.88%	4.48%	0.88%	2.71%	[4]
Unconstrained Bond B3	-3.12%	-0.52%	0.52%	2.71%	[4]
Unconstrained Bond C2	1.98%	4.48%	0.91%	2.55%
Unconstrained Bond C3	0.98%	3.48%	0.91%	2.55%
Unconstrained Bond I2	2.38%	5.52%	1.92%	3.45%
Unconstrained Bond R3[2]	2.22%	5.07%	1.36%	3.30%
Unconstrained Bond R4[2]	2.25%	5.26%	1.64%	3.46%
Unconstrained Bond R5[2]	2.41%	5.58%	1.97%	3.63%
Unconstrained Bond Y2	2.51%	5.58%	2.01%	3.63%
Unconstrained Bond F2	2.40%	5.54%	1.92%	3.45%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.30%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	0.23%	0.39%	0.15%	0.65%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 5/25/12. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 5/25/12 through 2/27/17 and Class A shares (excluding sales charges) prior to 5/25/12.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a different investment strategy and in pursuit of a different investment objective. As of 4/23/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities from the Bloomberg Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index.

31

The Hartford Unconstrained Bond Fund inception 10/31/2002

Bank of America Merrill Lynch 3-Month U.S Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is a subset of The Bank of America Merrill Lynch 0-1 Year U.S. Treasury Index including all securities with a remaining term to final maturity less than 3 months.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

32

The Hartford Unconstrained Bond Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Unconstrained Bond Class A	1.00%	1.27%
Unconstrained Bond Class B	1.75%	2.19%
Unconstrained Bond Class C	1.75%	1.95%
Unconstrained Bond Class I	0.75%	0.93%
Unconstrained Bond Class R3	1.30%	1.53%
Unconstrained Bond Class R4	1.00%	1.22%
Unconstrained Bond Class R5	0.70%	0.92%
Unconstrained Bond Class Y	0.70%	0.86%
Unconstrained Bond Class F	0.65%	0.81%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Bank loans can be difficult to value and highly illiquid; they are subject to credit risk such as nonpayment of principal or interest, and risks of bankruptcy and insolvency. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. The Fund may purchase securities in the To-Be-Announced (TBA) market, which can subject the Fund to additional price and counterparty risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.1%

Total	0.1%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	41.8%
Corporate Bonds	13.5
Foreign Government Obligations	3.8
Municipal Bonds	2.1
Senior Floating Rate Interests	17.5
U.S. Government Agencies	47.0
U.S. Government Securities	8.1

Total	133.8%

Short-Term Investments	10.1
Purchased Options	0.1
Other Assets & Liabilities	(44.1)

Total	100.0%

33

The Hartford World Bond Fund inception 05/31/2011

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation with income as a secondary goal.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Year	Since Inception[2]
World Bond A3	-0.48%	0.19%	1.91%	2.83%
World Bond A4	-4.96%	-4.31%	0.98%	2.03%
World Bond C3	-0.87%	-0.58%	1.17%	2.07%
World Bond C4	-1.87%	-1.58%	1.17%	2.07%
World Bond I3	-0.29%	0.49%	2.19%	3.10%
World Bond R3[3]	-0.68%	-0.10%	1.60%	2.48%
World Bond R4[3]	-0.48%	0.19%	1.92%	2.81%
World Bond R5[3]	-0.29%	0.58%	2.23%	3.11%
World Bond R6[3]	-0.38%	0.48%	2.30%	3.19%
World Bond Y3	-0.29%	0.58%	2.32%	3.21%
World Bond F3	-0.29%	0.49%	2.19%	3.10%
Citigroup World Government Bond Index	-2.56%	-3.61%	-0.62%	0.05%

[1]	Not Annualized
[2]	Inception: 05/31/2011
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes) is a market-capitalization weighted index consisting of government bond markets. Country eligibility is based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

34

The Hartford World Bond Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
World Bond Class A	1.05%	1.11%
World Bond Class C	1.77%	1.77%
World Bond Class I	0.79%	0.79%
World Bond Class R3	1.35%	1.40%
World Bond Class R4	1.05%	1.08%
World Bond Class R5	0.75%	0.81%
World Bond Class R6	0.67%	0.72%
World Bond Class Y	0.70%	0.72%
World Bond Class F	0.67%	0.72%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund is non-diversified, so it may be more exposed to the risks associated with individual issuers than a diversified fund. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.1%
Convertible Preferred Stocks	0.0 *

Total	0.1%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	11.7%
Convertible Bonds	0.5
Corporate Bonds	18.5
Foreign Government Obligations	52.2
Senior Floating Rate Interests	1.6
U.S. Government Agencies	0.7
U.S. Government Securities	10.7

Total	95.9%

Short-Term Investments	4.1
Purchased Options	0.0 *
Other Assets & Liabilities	(0.1)

Total	100.0%

*	Percentage rounds to zero.

35

Fixed Income Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2016 through April 30, 2017, except as indicated below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to a Fund’s annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Hartford Emerging Markets Local Debt Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,033.70	$6.30		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class C	$1,000.00	$1,029.80	$10.07		$1,000.00	$1,014.88	$9.99	2.00%	181	365
Class I	$1,000.00	$1,035.20	$5.05		$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class R3	$1,000.00	$1,032.90	$7.81		$1,000.00	$1,017.11	$7.75	1.55%	181	365
Class R4	$1,000.00	$1,033.00	$6.30		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R5	$1,000.00	$1,034.20	$4.79		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class Y	$1,000.00	$1,034.50	$4.54		$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class F(2)	$1,000.00	$1,042.10	$1.54	(3)	$1,000.00	$1,020.33	$4.51	0.90%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

36

Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford Floating Rate Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,035.20	$4.95		$1,000.00	$1,019.94	$4.91	0.98%	181	365
Class B	$1,000.00	$1,031.40	$8.81		$1,000.00	$1,016.12	$8.75	1.75%	181	365
Class C	$1,000.00	$1,031.50	$8.66		$1,000.00	$1,016.27	$8.60	1.72%	181	365
Class I	$1,000.00	$1,036.60	$3.59		$1,000.00	$1,021.27	$3.56	0.71%	181	365
Class R3	$1,000.00	$1,032.60	$6.30		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R4	$1,000.00	$1,034.00	$5.04		$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class R5	$1,000.00	$1,036.70	$3.53		$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class Y	$1,000.00	$1,037.00	$3.28		$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class F(2)	$1,000.00	$1,005.30	$1.07	(3)	$1,000.00	$1,021.62	$3.21	0.64%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Floating Rate High Income Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,039.30	$5.31		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class C	$1,000.00	$1,035.40	$9.08		$1,000.00	$1,015.87	$9.00	1.80%	181	365
Class I	$1,000.00	$1,040.50	$4.05		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R3	$1,000.00	$1,037.80	$6.82		$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R4	$1,000.00	$1,039.30	$5.31		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class R5	$1,000.00	$1,040.80	$3.80		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class Y	$1,000.00	$1,040.90	$3.80		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class F(2)	$1,000.00	$1,005.60	$1.26	(3)	$1,000.00	$1,021.08	$3.76	0.75%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

37

Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford High Yield Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,047.80	$5.33		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class B	$1,000.00	$1,044.10	$9.12		$1,000.00	$1,015.87	$9.00	1.80%	181	365
Class C	$1,000.00	$1,044.10	$9.12		$1,000.00	$1,015.87	$9.00	1.80%	181	365
Class I	$1,000.00	$1,050.40	$4.07		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R3	$1,000.00	$1,047.70	$6.85		$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R4	$1,000.00	$1,049.20	$5.33		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class R5	$1,000.00	$1,050.80	$3.81		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class Y	$1,000.00	$1,049.70	$3.56		$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class F(2)	$1,000.00	$1,007.60	$1.17	(3)	$1,000.00	$1,021.32	$3.51	0.70%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Inflation Plus Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,002.70	$4.22		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class B	$1,000.00	$998.10	$7.93		$1,000.00	$1,016.86	$8.00	1.60%	181	365
Class C	$1,000.00	$999.20	$7.93		$1,000.00	$1,016.86	$8.00	1.60%	181	365
Class I	$1,000.00	$1,003.50	$2.98		$1,000.00	$1,021.82	$3.01	0.60%	181	365
Class R3	$1,000.00	$1,000.30	$5.95		$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class R4	$1,000.00	$1,002.20	$4.47		$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class R5	$1,000.00	$1,003.60	$2.98		$1,000.00	$1,021.82	$3.01	0.60%	181	365
Class Y	$1,000.00	$1,004.10	$2.73		$1,000.00	$1,022.07	$2.76	0.55%	181	365
Class F(1)	$1,000.00	$1,004.50	$0.92	(2)	$1,000.00	$1,022.07	$2.76	0.55%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

38

Fixed Income Funds

Expense Examples (Unaudited) – (continued)

Hartford Municipal Income Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$992.50	$3.41		$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class C	$1,000.00	$989.70	$5.18		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class I	$1,000.00	$992.80	$2.17		$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class F(2)	$1,000.00	$1,014.20	$0.66	(3)	$1,000.00	$1,022.86	$1.96	0.39%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Municipal Opportunities Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$991.90	$3.36		$1,000.00	$1,021.42	$3.41	0.68%	181	365
Class B	$1,000.00	$988.10	$7.10		$1,000.00	$1,017.65	$7.20	1.44%	181	365
Class C	$1,000.00	$988.10	$7.10		$1,000.00	$1,017.65	$7.20	1.44%	181	365
Class I	$1,000.00	$993.10	$2.17		$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class F(2)	$1,000.00	$1,011.80	$0.66	(3)	$1,000.00	$1,022.86	$1.96	0.39%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

39

Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford Municipal Real Return Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,000.70	$3.42		$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class B	$1,000.00	$996.90	$7.13		$1,000.00	$1,017.65	$7.20	1.44%	181	365
Class C	$1,000.00	$996.90	$7.13		$1,000.00	$1,017.65	$7.20	1.44%	181	365
Class I	$1,000.00	$1,002.00	$2.18		$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class Y	$1,000.00	$1,001.90	$2.18		$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class F(2)	$1,000.00	$1,006.10	$0.65	(3)	$1,000.00	$1,022.86	$1.96	0.39%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

Hartford Municipal Short Duration Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$997.90	$3.42		$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class C	$1,000.00	$995.70	$5.59		$1,000.00	$1,019.19	$5.66	1.13%	181	365
Class I	$1,000.00	$999.10	$2.18		$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class F(2)	$1,000.00	$1,006.50	$0.65	(3)	$1,000.00	$1,022.86	$1.96	0.39%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

40

Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford Quality Bond Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$986.70	$4.68		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class C	$1,000.00	$983.90	$8.36		$1,000.00	$1,016.36	$8.50	1.70%	181	365
Class I	$1,000.00	$989.00	$3.45		$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class R3	$1,000.00	$985.20	$6.15		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R4	$1,000.00	$988.00	$4.53		$1,000.00	$1,020.23	$4.61	0.92%	181	365
Class R5	$1,000.00	$989.20	$3.21		$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class Y	$1,000.00	$989.30	$2.96		$1,000.00	$1,021.82	$3.01	0.60%	181	365
Class F(2)	$1,000.00	$1,007.10	$0.92	(3)	$1,000.00	$1,022.07	$2.76	0.55%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Short Duration Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,007.70	$4.23		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class B	$1,000.00	$1,008.80	$4.23		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class C	$1,000.00	$1,004.10	$7.85		$1,000.00	$1,016.96	$7.90	1.58%	181	365
Class I	$1,000.00	$1,009.20	$2.84		$1,000.00	$1,021.97	$2.86	0.57%	181	365
Class R3	$1,000.00	$1,006.30	$5.67		$1,000.00	$1,019.14	$5.71	1.14%	181	365
Class R4	$1,000.00	$1,007.70	$4.23		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class R5	$1,000.00	$1,010.20	$2.74		$1,000.00	$1,022.07	$2.76	0.55%	181	365
Class Y	$1,000.00	$1,009.50	$2.44		$1,000.00	$1,022.37	$2.46	0.49%	181	365
Class F(1)	$1,000.00	$1,003.90	$0.82	(2)	$1,000.00	$1,022.37	$2.46	0.49%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

41

Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford Strategic Income Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,038.80	$4.80		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class B	$1,000.00	$1,038.40	$4.80		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class C	$1,000.00	$1,034.60	$8.58		$1,000.00	$1,016.36	$8.50	1.70%	181	365
Class I	$1,000.00	$1,040.00	$3.54		$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class R3	$1,000.00	$1,036.20	$6.31		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R4	$1,000.00	$1,038.50	$4.80		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class R5	$1,000.00	$1,040.50	$3.29		$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class R6	$1,000.00	$1,040.80	$3.04		$1,000.00	$1,021.82	$3.01	0.60%	181	365
Class Y	$1,000.00	$1,040.70	$3.04		$1,000.00	$1,021.82	$3.01	0.60%	181	365
Class F(2)	$1,000.00	$1,018.30	$1.01	(3)	$1,000.00	$1,021.82	$3.01	0.60%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Total Return Bond Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,001.40	$4.22		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class B	$1,000.00	$997.50	$8.02		$1,000.00	$1,016.76	$8.10	1.62%	181	365
Class C	$1,000.00	$997.80	$7.88		$1,000.00	$1,016.91	$7.95	1.59%	181	365
Class I	$1,000.00	$1,002.50	$3.08		$1,000.00	$1,021.72	$3.11	0.62%	181	365
Class R3	$1,000.00	$1,000.00	$5.80		$1,000.00	$1,018.99	$5.86	1.17%	181	365
Class R4	$1,000.00	$1,001.60	$4.22		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class R5	$1,000.00	$1,003.10	$2.73		$1,000.00	$1,022.07	$2.76	0.55%	181	365
Class R6	$1,000.00	$1,004.50	$2.19		$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class Y	$1,000.00	$1,003.60	$2.19		$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class F(2)	$1,000.00	$1,010.90	$0.74	(3)	$1,000.00	$1,022.61	$2.21	0.44%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

42

Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford Unconstrained Bond Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,023.60	$4.97		$1,000.00	$1,019.89	$4.96	0.99%	181	365
Class B	$1,000.00	$1,018.80	$8.71		$1,000.00	$1,016.17	$8.70	1.74%	181	365
Class C	$1,000.00	$1,019.80	$8.71		$1,000.00	$1,016.17	$8.70	1.74%	181	365
Class I	$1,000.00	$1,023.80	$3.71		$1,000.00	$1,021.13	$3.71	0.74%	181	365
Class R3	$1,000.00	$1,022.20	$6.37		$1,000.00	$1,018.50	$6.36	1.27%	181	365
Class R4	$1,000.00	$1,022.50	$4.96		$1,000.00	$1,019.89	$4.96	0.99%	181	365
Class R5	$1,000.00	$1,024.10	$3.46		$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class Y	$1,000.00	$1,025.10	$3.46		$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class F(2)	$1,000.00	$1,009.20	$1.07	(3)	$1,000.00	$1,021.62	$3.21	0.64%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford World Bond Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$995.20	$5.19		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class C	$1,000.00	$991.30	$8.79		$1,000.00	$1,015.97	$8.90	1.78%	181	365
Class I	$1,000.00	$997.10	$3.96		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R3	$1,000.00	$993.20	$6.67		$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R4	$1,000.00	$995.20	$5.19		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class R5	$1,000.00	$997.10	$3.71		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class R6	$1,000.00	$996.20	$3.42		$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class Y	$1,000.00	$997.10	$3.32		$1,000.00	$1,021.47	$3.36	0.67%	181	365
Class F(1)	$1,000.00	$1,002.90	$1.12	(2)	$1,000.00	$1,021.47	$3.36	0.67%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

43

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 23.0%
		Argentina - 0.8%
$	175,000	Aeropuertos Argentina S.A. 6.88%, 02/01/2027(1)	$184,713
	250,000	Cia Latinoamericana de Infraestructura & Servicios S.A. 9.50%, 07/20/2023(1)	262,187
	50,000	IRSA Propiedades Comerciales S.A. 8.75%, 03/23/2023(1)	56,000
	150,000	Pampa Energia S.A. 7.50%, 01/24/2027(1)	159,750
	150,000	Tarjeta Naranja S.A. 22.44%, 04/11/2022(1)(2)	153,750

			816,400

		Austria - 0.2%
	200,000	Eldorado Intl. Finance GmbH 8.63%, 06/16/2021(1)	173,100

		Azerbaijan - 0.7%
	400,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(1)	441,460
	260,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(3)	281,450

			722,910

		Barbados - 0.3%
	240,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/2021(3)	258,300

		Bermuda - 0.8%
	275,000	Digicel Group Ltd. 7.13%, 04/01/2022(3)	230,725
	215,000	GCX Ltd. 7.00%, 08/01/2019(3)	220,365
	310,000	Inkia Energy Ltd. 8.38%, 04/04/2021(3)	319,920

			771,010

		Brazil - 0.9%
	270,000	Banco do Brasil S.A. 5.88%, 01/26/2022(3)	281,813
	200,000	Centrais Electricas Brasileiras S.A. 5.75%, 10/27/2021(3)	204,800
	200,000	Samarco Mineracao S.A. 4.13%, 11/01/2022(3)(4)	128,000
	325,000	Votorantim Cimentos S.A. 7.25%, 04/05/2041(3)	331,906

			946,519

		British Virgin Islands - 2.1%
	245,000	CLP Power HK Finance Ltd. 4.25%, 11/07/2019(2)(3)(5)	250,222
	270,000	GTL Trade Finance, Inc. 5.89%, 04/29/2024(3)	275,130
	470,000	HLP Finance Ltd. 4.75%, 06/25/2022(3)	501,545
	615,000	SmarTone Finance Ltd. 3.88%, 04/08/2023(3)	622,175
		State Grid Overseas Investment Ltd.
	235,000	2.75%, 05/04/2022(1)	233,905
	240,000	3.50%, 05/04/2027(1)	239,423

			2,122,400

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 23.0% - (continued)
		British Virgin Islands - 0.1%
$	120,000	Arcos Dorados Holdings, Inc. 5.88%, 04/04/2027(1)	$120,049

		Cayman Islands - 1.7%
	230,000	Alliance Global Group Cayman Islands, Inc. 6.50%, 08/18/2017(3)	232,875
	266,000	CK Hutchison International 17 Ltd. 3.50%, 04/05/2027(1)	266,865
	275,000	Emirates NBD Tier Ltd. 5.75%, 05/30/2019(2)(3)(5)	281,930
	300,000	KWG Property Holding Ltd. 8.98%, 01/14/2019(3)	313,492
	200,000	Pontis IV Ltd. 5.13%, 03/31/2027(1)	198,500
	200,000	Semiconductor Manufacturing International Corp. 4.13%, 10/07/2019(3)	205,209
	200,000	Yuzhou Properties Co., Ltd. 6.00%, 10/25/2023(3)	203,472

			1,702,343

		Chile - 0.8%
	200,000	Cencosud S.A. 5.15%, 02/12/2025(1)	211,046
	350,000	Empresa Electrica Angamos S.A. 4.88%, 05/25/2029(3)	355,115
	275,000	Inversiones CMPC S.A. 4.38%, 04/04/2027(1)	275,542

			841,703

		China - 0.2%
	225,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(1)	237,727

		Colombia - 0.6%
	200,000	Banco de Bogota S.A. 6.25%, 05/12/2026(1)	213,040
	280,000	Empresa de Energia de Bogota S.A. ESP 6.13%, 11/10/2021(3)	288,750
COP	280,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(1)	73,008

			574,798

		Dominican Republic - 0.2%
$	200,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(1)	214,176

		India - 1.3%
	255,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(1)	255,944
	240,000	ICICI Bank Ltd. 6.38%, 04/30/2022(2)(3)	240,000
	230,000	Indian Oil Corp. Ltd. 5.75%, 08/01/2023(3)	258,686
	230,000	NTPC Ltd. 4.38%, 11/26/2024(3)	239,462
	275,000	Reliance Industries Ltd. 4.88%, 02/10/2045(1)	273,704

			1,267,796

The accompanying notes are an integral part of these financial statements.

44

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 23.0% - (continued)
		Ireland - 1.5%
		Borets Finance Ltd.
$	250,000	6.50%, 04/07/2022(1)	$258,750
	350,000	7.63%, 09/26/2018(3)	360,985
	240,000	Koks OAO Via Koks Finance Ltd. 7.50%, 05/04/2022(1)	241,128
	200,000	Novolipetsk Steel via Steel Funding DAC 4.50%, 06/15/2023(3)	203,000
EUR	400,000	Vnesheconombank Via VEB Finance plc 4.03%, 02/21/2023(3)	469,549

			1,533,412

		Kazakhstan - 0.3%
$	310,000	Zhaikmunai LLP 6.38%, 02/14/2019(3)	302,404

		Luxembourg - 1.5%
	200,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	194,720
ZAR	475,000	European Investment Bank 0.00%, 12/31/2018(6)	31,482
EUR	200,000	Gazprom OAO Via Gaz Capital S.A. 4.36%, 03/21/2025(3)	241,250
$	352,000	Rumo Luxembourg S.a.r.l. 7.38%, 02/09/2024(1)	366,784
	200,000	Severstal OAO Via Steel Capital S.A. 5.90%, 10/17/2022(3)	218,750
	200,000	VM Holding S.A. 5.38%, 05/04/2027	198,096
	200,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(3)	218,000

			1,469,082

		Mauritius - 0.4%
	200,000	Greenko Investment Co. 4.88%, 08/16/2023(3)	196,991
	200,000	MTN Mauritius Investment Ltd. 5.37%, 02/13/2022(1)	203,649

			400,640

		Mexico - 2.5%
	265,000	Banco Inbursa S.A. Institucion de Banca Multiple 4.38%, 04/11/2027(1)	259,700
	200,000	Mexico City Airport Trust 5.50%, 10/31/2046(1)	197,770
EUR	105,000	Nemak S.A.B. de C.V. 3.25%, 03/15/2024(1)	115,978
		Petroleos Mexicanos
	835,000	5.50%, 02/24/2025(3)	1,032,703
$	585,000	6.75%, 09/21/2047	594,536
EUR	125,000	Sigma Alimentos S.A. de C.V. 2.63%, 02/07/2024(1)	141,421
$	200,000	Trust F 5.25%, 01/30/2026(1)	202,500

			2,544,608

		Morocco - 0.3%
	295,000	OCP S.A. 6.88%, 04/25/2044(3)	319,338

		Netherlands - 0.9%
	240,000	ICTSI Treasury B.V. 5.88%, 09/17/2025(3)	260,018

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 23.0% - (continued)
		Netherlands - 0.9% - (continued)
$	200,000	Ihs Netherlands Holdco B.V. 9.50%, 10/27/2021(1)	$208,656
	330,000	Myriad International Holdings B.V. 5.50%, 07/21/2025(3)	349,553
	90,000	Petrobras Global Finance B.V. 7.38%, 01/17/2027	96,777

			915,004

		Peru - 0.3%
	221,000	Banco de Credito del Peru 6.88%, 09/16/2026(2)(3)	248,912

		Philippines - 0.3%
	240,000	SM Investments Corp. 4.88%, 06/10/2024(3)	251,106

		Singapore - 1.4%
	200,000	BOC Aviation Ltd. 3.88%, 04/27/2026(1)	199,157
	265,000	Indika Energy Capital II Pte Ltd. 6.88%, 04/10/2022(1)	263,195
		STATS ChipPAC Pte Ltd.
	260,000	8.50%, 11/24/2020(1)	280,475
	200,000	8.50%, 11/24/2020(3)	215,750
	390,000	United Overseas Bank Ltd. 3.75%, 09/19/2024(2)(3)	396,845

			1,355,422

		Thailand - 0.7%
	225,000	Krung Thai Bank PCL/Cayman Islands 5.20%, 12/26/2024(2)(3)	232,788
	435,000	PTT Exploration & Production PCL 4.88%, 06/18/2019(1)(2)(5)	444,797

			677,585

		Turkey - 1.2%
	200,000	Turkcell Iletisim Hizmetleri AS 5.75%, 10/15/2025(3)	206,751
	200,000	Turkiye Is Bankasi 6.13%, 04/25/2024(1)	203,088
		Turkiye Sinai Kalkinma Bankasi AS
	200,000	4.88%, 05/18/2021(3)	196,734
	400,000	5.13%, 04/22/2020(3)	402,913
	200,000	Yasar Holding AS 8.88%, 05/06/2020(3)	204,494

			1,213,980

		United Arab Emirates - 0.1%
	110,000	DP World Ltd. 6.85%, 07/02/2037(3)	129,250

		United Kingdom - 0.6%
ZAR	550,000	European Bank for Reconstruction & Development 0.00%, 12/31/2020(6)	31,162
$	200,000	MARB BondCo plc 7.00%, 03/15/2024(1)	202,240
	340,000	Tullow Oil PLC 6.25%, 04/15/2022(3)	325,101

			558,503

The accompanying notes are an integral part of these financial statements.

45

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 23.0% - (continued)
		United States - 0.3%
$	230,000	Southern Copper Corp. 6.75%, 04/16/2040	$261,132

		Total Corporate Bonds (cost $22,376,370)	$22,949,609

FOREIGN GOVERNMENT OBLIGATIONS - 69.5%
		Argentina - 2.7%
		Argentine Bonos del Tesoro
ARS	14,040,763	15.50%, 10/17/2026	$1,005,254
	3,895,000	16.00%, 10/17/2023	270,700
	5,325,000	18.20%, 10/03/2021	377,292
	3,970,000	City of Buenos Aires Argentina 22.63%, 03/29/2024(2)	265,045
		Provincia de Buenos Aires
$	250,000	7.88%, 06/15/2027(1)	260,982
	150,000	9.13%, 03/16/2024(1)	170,325
	351,000	Provincia de Entre Rios Argentina 8.75%, 02/08/2025(1)	358,610

			2,708,208

		Brazil - 10.7%
EUR	100,000	Banco Nacional de Desenvolvimento Economico e Social 3.63%, 01/21/2019(3)	112,993
		Brazil Letras do Tesouro Nacional
BRL	1,795,000	0.00%, 04/01/2018(6)	521,263
	3,446,000	0.00%, 01/01/2019(6)	935,390
	5,651,000	0.00%, 04/01/2019(6)	1,497,742
	13,746,000	0.00%, 01/01/2020(6)	3,379,635
	8,940,000	0.00%, 07/01/2020(6)	2,087,257
		Brazil Notas do Tesouro Nacional
	4,789,000	10.00%, 01/01/2021	1,512,998
	1,467,000	10.00%, 01/01/2023	459,786
	498,000	10.00%, 01/01/2027	154,179

			10,661,243

		Chile - 0.3%
		Bonos de la Tesoreria de la Republica en pesos
CLP	70,000,000	4.50%, 02/28/2021	109,146
	75,000,000	4.50%, 03/01/2026	117,416
	77,500,000	Chile Government International Bond 5.50%, 08/05/2020	123,031

			349,593

		Colombia - 4.1%
		Colombian TES
COP	1,173,800,000	6.00%, 04/28/2028	384,275
	491,500,000	7.00%, 09/11/2019	171,730
	1,834,100,000	7.00%, 06/30/2032	642,119
	1,052,900,000	7.50%, 08/26/2026	389,514
	1,303,300,000	7.75%, 09/18/2030	492,797
	2,930,700,000	10.00%, 07/24/2024	1,219,000
	2,014,500,000	11.00%, 07/24/2020	788,321

			4,087,756

		Egypt - 0.2%
$	205,000	Egypt Government International Bond 7.50%, 01/31/2027(1)	220,969

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 69.5% - (continued)
		Ghana - 1.1%
		Ghana Government Bond
GHS	180,000	21.00%, 03/23/2020	$43,303
	185,000	24.00%, 11/23/2020	47,851
	100,000	24.50%, 06/21/2021	26,727
	1,900,000	24.75%, 07/19/2021	514,657
	1,835,000	Ghana Treasury Note 21.00%, 01/07/2019	437,292

			1,069,830

		Hungary - 3.1%
		Hungary Government Bond
HUF	288,970,000	2.00%, 10/30/2019	1,044,525
	60,510,000	2.50%, 10/27/2021	219,024
	159,380,000	3.00%, 06/26/2024	559,159
	85,850,000	3.50%, 06/24/2020	323,675
	192,250,000	5.50%, 06/24/2025	785,342
	46,750,000	6.00%, 11/24/2023	196,259

			3,127,984

		Indonesia - 6.6%
		Indonesia Treasury Bond
IDR	5,466,000,000	5.63%, 05/15/2023	381,389
	13,567,000,000	6.63%, 05/15/2033	917,979
	13,954,000,000	7.88%, 04/15/2019	1,073,062
	4,319,000,000	8.25%, 07/15/2021	341,042
	7,375,000,000	8.25%, 06/15/2032	581,202
	1,301,000,000	8.25%, 05/15/2036	102,731
	10,197,000,000	8.38%, 03/15/2024	820,797
	13,885,000,000	8.38%, 03/15/2034	1,105,258
	1,226,000,000	8.75%, 05/15/2031	101,638
	6,780,000,000	8.75%, 02/15/2044	553,515
	7,321,000,000	9.00%, 03/15/2029	615,426

			6,594,039

		Kazakhstan - 0.1%
EUR	125,000	KazAgro National Management Holding JSC 3.26%, 05/22/2019(3)	138,820

		Kuwait - 0.3%
$	260,000	Kuwait International Government Bond 3.50%, 03/20/2027(1)	265,876

		Malaysia - 4.7%
		Malaysia Government Bond
MYR	1,085,000	3.42%, 08/15/2022	245,379
	2,145,000	3.49%, 03/31/2020	493,249
	2,175,000	3.58%, 09/28/2018	503,423
	375,000	3.66%, 10/15/2020	86,294
	1,470,000	3.80%, 09/30/2022	338,428
	2,775,000	3.80%, 08/17/2023	634,980
	660,000	3.96%, 09/15/2025	150,569
	2,820,000	4.05%, 09/30/2021	657,167
	1,635,000	4.16%, 07/15/2021	383,279
	3,240,000	4.50%, 04/15/2030	751,470
	1,850,000	Malaysia Government Investment Issue 4.39%, 07/07/2023	436,101

			4,680,339

		Mexico - 5.9%
		Mexican Bonos
MXN	12,653,300	5.75%, 03/05/2026	610,543
	9,429,000	6.50%, 06/09/2022	488,333

The accompanying notes are an integral part of these financial statements.

46

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 69.5% - (continued)
		Mexico - 5.9% - (continued)
MXN	2,571,900	7.50%, 06/03/2027	$139,243
	7,497,900	7.75%, 05/29/2031	408,836
	11,669,900	7.75%, 11/23/2034	633,272
	14,255,500	8.00%, 12/07/2023	792,777
	5,590,400	8.50%, 05/31/2029	324,812
	6,668,600	8.50%, 11/18/2038	387,737
	9,708,200	10.00%, 12/05/2024	601,864
	22,872,000	10.00%, 11/20/2036	1,511,221
	125,894	Mexican Udibonos 4.50%, 12/04/2025(7)	7,323

			5,905,961

		Peru - 1.4%
		Peru Government Bond
PEN	425,000	5.70%, 08/12/2024	133,969
	100,000	6.35%, 08/12/2028	31,908
	378,000	6.85%, 02/12/2042	122,641
	2,010,000	6.90%, 08/12/2037	668,979
	575,000	6.95%, 08/12/2031	191,445
	600,000	8.20%, 08/12/2026	219,101

			1,368,043

		Poland - 7.6%
		Poland Government Bond
PLN	1,750,000	1.75%, 07/25/2021	434,116
	1,300,000	2.00%, 04/25/2021	327,145
	1,100,000	5.25%, 10/25/2020	309,651
	650,000	5.75%, 10/25/2021	188,690
	6,150,000	5.75%, 09/23/2022	1,806,697
		Republic of Poland Government Bond
	11,165,000	2.25%, 04/25/2022	2,794,992
	5,020,000	2.50%, 07/25/2027	1,190,555
	1,985,000	4.00%, 10/25/2023	539,540

			7,591,386

		Russia - 6.0%
		Russian Federal Bond - OFZ
RUB	32,715,000	7.00%, 01/25/2023	559,667
	47,490,000	7.00%, 08/16/2023	807,892
	26,625,000	7.05%, 01/19/2028	449,973
	10,950,000	7.40%, 12/07/2022	190,206
	26,050,000	7.70%, 03/23/2033	451,138
	128,240,000	7.75%, 09/16/2026	2,276,295
	67,810,000	8.50%, 09/17/2031	1,268,566

			6,003,737

		South Africa - 7.4%
		Republic of South Africa Government Bond
ZAR	31,417,218	6.25%, 03/31/2036	1,697,453
	3,750,000	6.50%, 02/28/2041	200,187
	5,935,000	8.25%, 03/31/2032	407,162
	6,385,000	8.50%, 01/31/2037	434,202
	940,000	8.75%, 01/31/2044	64,237
	1,825,000	8.75%, 02/28/2048	124,241
	23,415,000	10.50%, 12/21/2026	1,955,643
		South Africa Government Bond
	8,690,000	7.00%, 02/28/2031	541,768
	100,000	7.75%, 02/28/2023	7,359
	8,185,000	8.00%, 01/31/2030	561,096
	3,070,000	8.88%, 02/28/2035	218,130
	16,280,000	9.00%, 01/31/2040	1,146,110

			7,357,588

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 69.5% - (continued)
		Thailand - 2.6%
		Thailand Government Bond
THB	21,359,936	1.25%, 03/12/2028(3)(7)	$573,044
	27,690,000	1.88%, 06/17/2022	788,247
	5,600,000	3.65%, 06/20/2031	170,443
	9,920,000	3.85%, 12/12/2025	313,255
	10,875,000	3.88%, 06/13/2019	329,234
	13,075,000	4.88%, 06/22/2029	449,789

			2,624,012

		Turkey - 4.1%
$	200,000	Export Credit Bank of Turkey 5.38%, 10/24/2023(1)	200,500
		Turkey Government Bond
TRY	1,275,000	8.00%, 03/12/2025	317,319
	1,245,000	8.80%, 09/27/2023	326,327
	595,000	9.00%, 07/24/2024	157,756
	145,000	9.20%, 09/22/2021	38,822
	3,085,000	9.50%, 01/12/2022	836,401
	735,000	10.40%, 03/20/2024	207,963
	3,765,000	10.70%, 02/17/2021	1,061,041
	3,340,000	11.00%, 03/02/2022	958,195

			4,104,324

		Uruguay - 0.4%
		Uruguay Government International Bond
UYU	768,174	4.00%, 07/10/2030(7)	24,572
	12,133,952	4.38%, 12/15/2028(7)	406,480

			431,052

		Zambia - 0.2%
		Zambia Government Bond
ZMW	680,000	11.00%, 02/27/2022	54,493
	850,000	13.00%, 08/29/2026	58,136
	950,000	14.00%, 04/24/2032	64,975

			177,604

		Total Foreign Government Obligations (cost $68,570,711)	$69,468,364

		Total Long-Term Investments (cost $90,947,081)	$92,417,973

SHORT-TERM INVESTMENTS - 0.7%
		Other Investment Pools & Funds - 0.7%
	746,072	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$746,072

		Total Short-Term Investments (cost $746,072)	$746,072

Total Investments Excluding Purchased Options (cost $91,693,153)	93.2%	$93,164,045

Total Purchased Options (cost $647,720)	0.4%	$366,601

Total Investments (cost $92,340,873)^	93.6%	$93,530,646
Other Assets and Liabilities	6.4%	6,379,632

Total Net Assets	100.0%	$99,910,278

The accompanying notes are an integral part of these financial statements.

47

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$3,253,280
Unrealized Depreciation	(2,063,507)

Net Unrealized Appreciation	$1,189,773

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $9,705,159, which represented 9.7% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $14,333,384, which represented 14.3% of total net assets.

(4)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(6)	Security is a zero-coupon bond.

(7)	The principal amount for these securities is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

OTC Option Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/BRL Put	CBK	3.34 BRL per USD	07/10/17	USD	694,000	$9,341	$30,585	$(21,244)
USD Call/BRL Put	GSC	3.93 BRL per USD	05/18/17	USD	1,027,000	7	20,930	(20,923)
USD Call/HUF Put	BOA	319.59 HUF per USD	06/19/17	USD	1,053,000	493	17,206	(16,713)
USD Call/HUF Put	UBS	310.10 HUF per USD	07/28/17	USD	1,868,000	4,937	29,178	(24,241)
USD Call/INR Put	CBK	69.65 INR per USD	07/10/17	USD	694,000	237	13,498	(13,261)
USD Call/INR Put	DEUT	70.40 INR per USD	09/01/17	USD	982,000	1,194	6,147	(4,953)
USD Call/KRW Put	JPM	1,139.60 KRW per USD	10/10/17	USD	781,000	21,446	23,703	(2,257)
USD Call/KRW Put	BCLY	1,180.00 KRW per USD	05/08/17	USD	2,069,000	1,587	43,821	(42,234)
USD Call/MXN Put	CBK	22.92 MXN per USD	02/23/18	USD	981,000	12,817	22,318	(9,501)
USD Call/MXN Put	JPM	23.91 MXN per USD	02/19/18	USD	1,440,000	12,887	35,295	(22,408)
USD Call/RUB Put	GSC	67.70 RUB per USD	07/14/17	USD	2,250,000	3,607	10,418	(6,811)
USD Call/TRY Put	BOA	3.95 TRY per USD	02/19/18	USD	919,000	38,053	68,557	(30,504)
USD Call/ZAR Put	CBK	14.11 ZAR per USD	07/10/17	USD	694,000	10,701	35,428	(24,727)

Total Calls					15,452,000	$117,307	$357,084	$(239,777)

The accompanying notes are an integral part of these financial statements.

48

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2017 - (continued)
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts
EUR Put/CZK Call	HSBC	26.00 CZK per EUR	03/21/19	EUR	940,000	$19,875	$22,916	$(3,041)
USD Put/COP Call	CBK	2,738.00 COP per USD	10/06/17	USD	1,042,000	6,457	15,156	(8,699)
USD Put/INR Call	DEUT	65.00 INR per USD	09/01/17	USD	997,000	12,214	9,182	3,032
USD Put/KRW Call	JPM	1,139.60 KRW per USD	10/10/17	USD	781,000	24,144	23,704	440
USD Put/MXN Call	MSC	18.83 MXN per USD	09/21/17	USD	1,518,000	32,594	32,377	217
USD Put/MYR Call	JPM	3.75 MYR per USD	07/04/17	USD	1,163,000	5	5,967	(5,962)
USD Put/PLN Call	BCLY	3.84 PLN per USD	08/10/17	USD	1,900,000	29,461	22,420	7,041
USD Put/TRY Call	CBK	3.65 TRY per USD	07/12/17	USD	1,039,000	27,241	18,060	9,181
USD Put/ZAR Call	JPM	12.60 ZAR per USD	08/22/17	USD	1,460,000	12,070	23,886	(11,816)

Total Puts					10,840,000	$164,061	$173,668	$(9,607)

Total purchased option contracts					26,292,000	$281,368	$530,752	$(249,384)

Written option contracts:
Calls
USD Call/KRW Put	JPM	1,250.00 KRW per USD	05/08/17	USD	(2,069,000)	$(99)	$(26,483)	$26,384
USD Call/KRW Put	GSC	1,250.00 KRW per USD	05/08/17	USD	(2,069,000)	(99)	(26,535)	26,436
USD Call/KRW Put	JPM	1,141.20 KRW per USD	05/10/17	USD	(1,952,000)	(13,149)	(24,869)	11,720
USD Call/MXN Put	JPM	21.70 MXN per USD	05/18/17	USD	(2,880,000)	(168)	(33,033)	32,865
USD Call/MXN Put	CBK	20.97 MXN per USD	05/25/17	USD	(1,961,000)	(751)	(21,306)	20,555
USD Call/MXN Put	CBK	22.19 MXN per USD	07/10/17	USD	(2,082,000)	(2,721)	(91,452)	88,731
USD Call/PLN Put	BCLY	4.35 PLN per USD	08/10/17	USD	(1,900,000)	(4,007)	(27,094)	23,087
USD Call/TRY Put	BOA	6.05 TRY per USD	02/19/18	USD	(919,000)	(2,098)	(19,299)	17,201
USD Call/ZAR Put	JPM	15.09 ZAR per USD	07/10/17	USD	(694,000)	(3,593)	(10,250)	6,657

Total Calls					(16,526,000)	$(26,685)	$(280,321)	$253,636

Written option contracts:
Puts
EUR Put/CZK Call	HSBC	24.00 CZK per EUR	03/21/19	EUR	(940,000)	$(3,965)	$(7,114)	$3,149
USD Put/BRL Call	GSC	3.33 BRL per USD	05/16/17	USD	(1,027,000)	(48,817)	(16,103)	(32,714)
USD Put/BRL Call	CBK	3.15 BRL per USD	06/28/17	USD	(1,045,000)	(13,388)	(19,009)	5,621
USD Put/COP Call	CBK	2,589.00 COP per USD	10/06/17	USD	(1,042,000)	(1,850)	(4,585)	2,735
USD Put/HUF Call	BOA	280.17 HUF per USD	06/19/17	USD	(1,053,000)	(4,502)	(12,457)	7,955
USD Put/HUF Call	UBS	274.10 HUF per USD	07/28/17	USD	(1,868,000)	(6,491)	(22,453)	15,962
USD Put/INR Call	HSBC	65.00 INR per USD	09/01/17	USD	(997,000)	(12,214)	(4,526)	(7,688)
USD Put/KRW Call	JPM	1,141.20 KRW per USD	05/10/17	USD	(1,952,000)	(19,161)	(24,869)	5,708
USD Put/KRW Call	BCLY	1,116.32 KRW per USD	05/19/17	USD	(1,012,000)	(2,882)	(16,455)	13,573
USD Put/MXN Call	MSC	17.77 MXN per USD	09/21/17	USD	(1,518,000)	(9,065)	(10,533)	1,468
USD Put/MXN Call	CBK	17.77 MXN per USD	09/21/17	USD	(1,518,000)	(9,066)	(12,780)	3,714
USD Put/RUB Call	HSBC	55.35 RUB per USD	07/14/17	USD	(2,250,000)	(12,251)	(18,000)	5,749
USD Put/TRY Call	CBK	3.44 TRY per USD	07/12/17	USD	(1,039,000)	(4,345)	(3,430)	(915)
USD Put/ZAR Call	JPM	11.85 ZAR per USD	08/22/17	USD	(1,460,000)	(2,776)	(7,300)	4,524

Total Puts					(18,721,000)	$(150,773)	$(179,614)	$28,841

Total written option contracts					(35,247,000)	$(177,458)	$(459,935)	$282,477

The accompanying notes are an integral part of these financial statements.

49

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Swaption Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption KRW	BOA	1.95%	01/26/18	KRW	1,034,545,000	$14,335	$19,638	$(5,303)
Interest Rate Swaption KRW	CBK	1.94%	01/26/18	KRW	2,069,095,000	27,807	38,847	(11,040)

Total Calls					3,103,640,000	$42,142	$58,485	$(16,343)

Puts
Interest Rate Swaption KRW	BOA	1.95%	01/26/18	KRW	1,034,545,000	$14,074	$19,638	$(5,564)
Interest Rate Swaption KRW	CBK	1.94%	01/26/18	KRW	2,069,095,000	29,017	38,846	(9,829)

Total Puts					3,103,640,000	$43,091	$58,484	$(15,393)

Total purchased swaption contracts					6,207,280,000	$85,233	$116,969	$(31,736)

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	23	06/30/2017	$2,721,925	$2,723,344	$1,419

Short position contracts:
Euro-BOBL Future	4	06/08/2017	$574,710	$574,540	$170
Euro-Bund Future	6	06/08/2017	1,050,023	1,057,361	(7,338)
U.S. Treasury 10-Year Note Future	21	06/21/2017	2,639,212	2,640,094	(882)
U.S. Treasury Long Bond Future	1	06/21/2017	150,069	152,969	(2,900)

Total					$(10,950)

Total futures contracts					$(9,531)

Cross Currency Swap Contracts Outstanding at April 30, 2017
Receive	Pay	Maturity Date(1)	Counter- party	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Fixed Rate equal to 6.98% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	06/21/22	JPM	RUB	99,700,000	USD	1,687,542	$18,408	$—	$63,770	$45,362
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 6.98% based on the notional amount of currency delivered	06/21/22	JPM	USD	1,687,542	RUB	99,699,999	—	(18,408)	(64,568)	(46,160)
Fixed Rate equal to 7.28% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	06/21/20	JPM	RUB	157,275,000	USD	2,662,068	29,038	—	105,027	75,989
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 7.28% based on the notional amount of currency delivered	06/21/20	JPM	USD	2,662,068	RUB	157,274,998	—	(29,038)	(100,595)	(71,557)

Total								$47,446	$(47,446)	$3,634	$3,634

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

The accompanying notes are an integral part of these financial statements.

50

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
BCLY	1.98% Fixed	3M KRW KSDA	KRW	927,735,000	12/16/25	$—	$—	$(9,004)	$(9,004)
BCLY	1.70% Fixed	3M PLN WIBOR	PLN	7,325,000	10/06/17	—	—	10,002	10,002
BNP	3M KRW KSDA	1.24% Fixed	KRW	264,840,000	12/21/21	—	—	(4,875)	(4,875)
BNP	3M KRW KSDA	1.80% Fixed	KRW	2,066,075,000	01/29/28	—	—	(25,004)	(25,004)
DEUT	1.31% Fixed	3M KRW KSDA	KRW	1,578,050,000	12/21/26	—	—	70,708	70,708
DEUT	3M KRW KSDA	1.24% Fixed	KRW	116,000,000	12/21/21	—	—	(5,493)	(5,493)
GSC	3M KRW KSDA	1.24% Fixed	KRW	207,185,000	12/21/21	—	—	(3,847)	(3,847)
JPM	1.68% Fixed	3M PLN WIBOR	PLN	5,450,000	10/03/17	—	—	2,161	2,161

Total						$—	$—	$34,648	$34,648

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
1M MXN TIIE	7.27% Fixed	MXN	92,025,000	01/08/18	$—	$—	$(4,324)	$(4,324)
1M MXN TIIE	7.36% Fixed	MXN	45,660,000	01/10/18	—	—	(3,679)	(3,679)
1M MXN TIIE	7.32% Fixed	MXN	45,665,000	01/12/18	—	—	(2,867)	(2,867)
1M MXN TIIE	7.63% Fixed	MXN	45,685,000	01/09/19	—	—	17,286	17,286
1M MXN TIIE	7.57% Fixed	MXN	45,690,000	01/11/19	—	—	14,770	14,770
1M MXN TIIE	7.82% Fixed	MXN	20,300,000	01/03/22	—	—	(26,043)	(26,043)
1M MXN TIIE	7.94% Fixed	MXN	10,075,000	01/05/22	—	—	(15,433)	(15,433)
1M MXN TIIE	7.84% Fixed	MXN	10,075,000	01/07/22	—	—	(13,222)	(13,222)
1M MXN TIIE	7.68% Fixed	MXN	16,950,000	03/22/32	—	—	4,289	4,289
3M JIBAR	7.31% Fixed	ZAR	55,325,000	06/21/19	—	—	3,692	3,692
3M JIBAR	7.68% Fixed	ZAR	24,675,000	06/21/22	—	—	(11,177)	(11,177)
6M PRIBOR	0.47% Fixed	CZK	59,091,000	06/21/19	—	—	11,766	11,766
6M PRIBOR	0.67% Fixed	CZK	45,275,000	06/21/19	—	—	1,564	1,564

Total					$—	$—	$(23,378)	$(23,378)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Buy	06/21/17	CSFB	$216,257	$213,210	$(3,047)
AUD	Sell	06/21/17	BNP	726,314	721,923	4,391
BRL	Buy	05/22/17	GSC	452,746	508,580	55,834
BRL	Buy	06/02/17	GSC	383,733	386,686	2,953
BRL	Buy	06/02/17	JPM	123,461	124,939	1,478
BRL	Buy	06/02/17	SSG	191,529	192,094	565
BRL	Buy	06/02/17	MSC	458,240	457,902	(338)
BRL	Buy	06/02/17	MSC	94,808	93,704	(1,104)
BRL	Buy	06/02/17	DEUT	274,984	273,304	(1,680)
BRL	Buy	06/02/17	SCB	166,113	163,982	(2,131)
BRL	Buy	06/02/17	BNP	238,660	235,823	(2,837)
BRL	Buy	06/02/17	MSC	1,090,361	1,085,095	(5,266)
BRL	Buy	06/02/17	BCLY	976,544	963,592	(12,952)
BRL	Buy	06/02/17	CIB	6,686,646	6,585,845	(100,801)
BRL	Buy	06/30/17	CBK	462,091	460,046	(2,045)
BRL	Buy	07/12/17	CBK	277,503	287,134	9,631
BRL	Buy	11/03/17	JPM	3,570,432	3,879,571	309,139
BRL	Sell	06/02/17	CIB	3,714,838	3,658,837	56,001
BRL	Sell	06/02/17	MSC	1,001,745	986,393	15,352
BRL	Sell	06/02/17	MSC	922,709	919,863	2,846

The accompanying notes are an integral part of these financial statements.

51

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
BRL	Sell	06/02/17	MSC	$219,174	$217,082	$2,092
BRL	Sell	06/02/17	MSC	274,510	273,304	1,206
BRL	Sell	11/03/17	MSC	3,152,672	3,880,481	(727,809)
BRL	Sell	11/03/17	MSC	3,152,037	3,880,177	(728,140)
CLP	Buy	06/21/17	SSG	206,451	207,598	1,147
CLP	Buy	06/21/17	SSG	22,512	21,971	(541)
CLP	Buy	06/21/17	CSFB	140,460	139,743	(717)
CLP	Buy	06/21/17	SSG	147,942	147,216	(726)
CLP	Buy	06/21/17	SSG	775,969	773,146	(2,823)
CLP	Buy	06/21/17	BNP	499,624	496,201	(3,423)
CLP	Buy	06/21/17	CBK	5,362,572	5,223,323	(139,249)
CLP	Sell	06/21/17	CBK	6,702,521	6,528,478	174,043
CLP	Sell	06/21/17	MSC	87,070	84,892	2,178
COP	Buy	06/21/17	GSC	6,038,903	6,055,702	16,799
COP	Buy	06/21/17	SSG	130,734	133,963	3,229
COP	Buy	06/21/17	SCB	84,493	84,329	(164)
COP	Buy	06/21/17	DEUT	259,946	258,653	(1,293)
COP	Buy	06/21/17	SCB	144,146	141,145	(3,001)
COP	Buy	06/21/17	MSC	130,115	125,870	(4,245)
COP	Buy	07/18/17	BNP	755,286	794,162	38,876
COP	Buy	07/18/17	SSG	397,960	417,521	19,561
COP	Buy	07/18/17	SSG	161,900	169,820	7,920
COP	Buy	07/21/17	SSG	228,804	241,287	12,483
COP	Buy	07/21/17	SSG	153,022	160,857	7,835
COP	Buy	08/01/17	RBS	340,076	375,965	35,889
COP	Buy	08/03/17	CBK	313,345	346,013	32,668
COP	Buy	08/03/17	CIB	172,884	191,024	18,140
COP	Buy	08/04/17	GSC	478,669	530,434	51,765
COP	Sell	06/21/17	HSBC	908,239	888,646	19,593
COP	Sell	06/21/17	UBS	245,730	240,479	5,251
COP	Sell	06/21/17	UBS	648,829	644,289	4,540
COP	Sell	06/21/17	MSC	70,578	68,147	2,431
COP	Sell	06/21/17	SSG	492,372	491,882	490
COP	Sell	06/21/17	HSBC	533,450	541,229	(7,779)
COP	Sell	06/21/17	SCB	530,365	541,229	(10,864)
COP	Sell	06/21/17	SSG	517,388	531,737	(14,349)
COP	Sell	07/18/17	SCB	1,326,420	1,381,502	(55,082)
COP	Sell	07/21/17	CIB	392,142	402,145	(10,003)
COP	Sell	08/01/17	CIB	366,305	375,966	(9,661)
COP	Sell	08/03/17	CIB	523,452	537,038	(13,586)
COP	Sell	08/04/17	CIB	516,825	530,434	(13,609)
COP	Sell	10/11/17	CBK	159,569	154,932	4,637
CZK	Buy	06/21/17	HSBC	978,043	978,814	771
CZK	Buy	03/25/19	JPM	228,413	230,577	2,164
CZK	Sell	06/21/17	SCB	221,313	226,789	(5,476)
CZK	Sell	03/25/19	HSBC	228,861	230,578	(1,717)
EGP	Buy	06/21/17	CBK	54,822	59,174	4,352
EGP	Buy	06/21/17	SCB	32,727	35,505	2,778
EGP	Buy	06/21/17	DEUT	21,654	23,670	2,016
EGP	Buy	06/21/17	CBK	125,347	123,829	(1,518)
EGP	Buy	06/21/17	GSC	97,139	89,310	(7,829)
EGP	Buy	07/31/17	CBK	242,416	256,815	14,399
EGP	Buy	07/31/17	CBK	121,359	128,435	7,076
EGP	Buy	07/31/17	CBK	121,495	128,381	6,886
EGP	Buy	08/07/17	SCB	100,280	105,686	5,406
EGP	Buy	03/13/18	SCB	113,039	112,279	(760)
EGP	Buy	03/13/18	SCB	113,674	112,382	(1,292)
EGP	Buy	03/13/18	CBK	113,853	112,382	(1,471)

The accompanying notes are an integral part of these financial statements.

52

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EGP	Buy	03/13/18	SCB	$114,031	$112,382	$(1,649)
EGP	Buy	04/05/18	GSC	109,700	110,904	1,204
EUR	Buy	06/21/17	DEUT	882,626	901,066	18,440
EUR	Buy	06/21/17	HSBC	496,862	507,874	11,012
EUR	Buy	06/21/17	MSC	280,925	282,880	1,955
EUR	Buy	03/25/19	HSBC	227,037	228,096	1,059
EUR	Sell	06/21/17	UBS	112,833	114,681	(1,848)
EUR	Sell	06/21/17	UBS	120,889	124,511	(3,622)
EUR	Sell	06/21/17	CBK	571,053	588,697	(17,644)
EUR	Sell	06/21/17	CBK	4,368,434	4,495,504	(127,070)
EUR	Sell	03/25/19	JPM	226,406	228,096	(1,690)
GBP	Sell	06/21/17	HSBC	492,533	525,347	(32,814)
HUF	Buy	06/21/17	JPM	2,091,323	2,143,168	51,845
HUF	Buy	06/21/17	BOA	530,819	550,165	19,346
HUF	Buy	06/21/17	CBK	149,917	152,495	2,578
HUF	Buy	06/21/17	UBS	559,075	559,572	497
HUF	Buy	06/21/17	CBK	150,611	150,349	(262)
HUF	Buy	06/21/17	JPM	104,727	103,483	(1,244)
HUF	Buy	06/21/17	BCLY	7,661,476	7,645,861	(15,615)
HUF	Buy	08/01/17	UBS	872,939	882,079	9,140
HUF	Sell	06/21/17	DEUT	492,254	490,584	1,670
HUF	Sell	06/21/17	DEUT	274,619	273,643	976
HUF	Sell	06/21/17	CSFB	109,946	109,412	534
HUF	Sell	06/21/17	UBS	103,922	103,483	439
HUF	Sell	06/21/17	CBK	109,887	109,483	404
HUF	Sell	06/21/17	CSFB	62,047	62,368	(321)
HUF	Sell	06/21/17	SCB	225,653	226,129	(476)
HUF	Sell	06/21/17	SCB	85,847	86,758	(911)
HUF	Sell	06/21/17	JPM	359,356	361,666	(2,310)
HUF	Sell	06/21/17	JPM	1,760,431	1,804,073	(43,642)
HUF	Sell	09/20/17	BCLY	383,502	383,555	(53)
HUF	Sell	09/20/17	JPM	383,101	383,556	(455)
HUF	Sell	09/20/17	BCLY	382,500	383,556	(1,056)
HUF	Sell	09/20/17	JPM	382,300	383,556	(1,256)
HUF	Sell	09/20/17	JPM	761,469	767,112	(5,643)
HUF	Sell	09/20/17	BCLY	530,469	536,977	(6,508)
HUF	Sell	09/20/17	BCLY	452,035	460,267	(8,232)
HUF	Sell	09/20/17	BCLY	296,060	306,844	(10,784)
HUF	Sell	09/20/17	BCLY	443,268	460,266	(16,998)
HUF	Sell	09/20/17	BCLY	518,525	536,977	(18,452)
HUF	Sell	09/20/17	BCLY	2,964,003	3,068,444	(104,441)
IDR	Buy	06/21/17	CBK	3,087,104	3,110,850	23,746
IDR	Buy	06/21/17	SCB	242,382	244,373	1,991
IDR	Buy	06/21/17	JPM	151,183	152,425	1,242
IDR	Buy	06/21/17	BNP	82,960	82,924	(36)
IDR	Buy	06/21/17	BCLY	80,436	80,389	(47)
IDR	Buy	06/21/17	SCB	199,702	199,555	(147)
IDR	Buy	06/21/17	DEUT	229,160	228,787	(373)
IDR	Buy	06/21/17	MSC	172,397	171,963	(434)
IDR	Sell	06/21/17	UBS	413,039	411,042	1,997
IDR	Sell	06/21/17	BCLY	216,482	216,036	446
IDR	Sell	06/21/17	CSFB	191,515	191,874	(359)
IDR	Sell	06/21/17	CBK	224,712	225,133	(421)
IDR	Sell	06/21/17	HSBC	627,635	628,344	(709)
IDR	Sell	06/21/17	BCLY	218,385	220,211	(1,826)
IDR	Sell	06/21/17	SCB	383,543	387,849	(4,306)
INR	Buy	06/21/17	CBK	1,069,986	1,114,058	44,072
INR	Buy	07/12/17	CBK	286,266	306,763	20,497

The accompanying notes are an integral part of these financial statements.

53

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
INR	Buy	09/05/17	HSBC	$218,163	$223,381	$5,218
INR	Buy	09/05/17	DEUT	241,695	243,047	1,352
INR	Sell	06/21/17	BCLY	105,087	106,468	(1,381)
INR	Sell	06/21/17	HSBC	162,436	165,874	(3,438)
INR	Sell	06/21/17	BNP	204,131	208,153	(4,022)
INR	Sell	06/21/17	BCLY	220,049	229,138	(9,089)
KRW	Buy	05/11/17	JPM	309,570	319,429	9,859
KRW	Buy	05/11/17	BCLY	353,865	355,552	1,687
KRW	Buy	05/11/17	BCLY	30,532	31,476	944
KRW	Buy	05/12/17	JPM	227,995	228,686	691
KRW	Buy	05/12/17	DEUT	6,395	6,424	29
KRW	Buy	05/23/17	BCLY	579,968	569,120	(10,848)
KRW	Buy	06/21/17	BNP	547,077	551,284	4,207
KRW	Buy	06/21/17	DEUT	129,441	129,355	(86)
KRW	Buy	06/21/17	BCLY	55,381	54,711	(670)
KRW	Buy	06/21/17	MSC	354,247	353,140	(1,107)
KRW	Buy	06/21/17	SCB	398,280	397,070	(1,210)
KRW	Buy	06/21/17	BNP	341,927	339,475	(2,452)
KRW	Buy	06/21/17	CBK	357,478	354,371	(3,107)
KRW	Buy	06/21/17	DEUT	711,176	707,264	(3,912)
KRW	Buy	06/21/17	BCLY	466,920	458,973	(7,947)
KRW	Buy	07/20/17	CBK	186,478	191,836	5,358
KRW	Sell	05/10/17	GSC	429,135	448,549	(19,414)
KRW	Sell	05/11/17	JPM	431,509	450,068	(18,559)
KRW	Sell	06/21/17	CBK	1,417,741	1,405,418	12,323
KRW	Sell	06/21/17	CBK	305,640	298,987	6,653
KRW	Sell	06/21/17	BCLY	433,490	428,697	4,793
KRW	Sell	06/21/17	CSFB	363,589	360,262	3,327
KRW	Sell	06/21/17	CBK	207,752	205,477	2,275
KRW	Sell	06/21/17	MSC	279,461	279,902	(441)
KRW	Sell	06/21/17	DEUT	440,133	440,692	(559)
KRW	Sell	06/21/17	CBK	142,264	143,020	(756)
KRW	Sell	06/21/17	HSBC	459,663	460,530	(867)
KRW	Sell	06/21/17	BCLY	446,632	449,556	(2,924)
KRW	Sell	07/20/17	BOA	471,861	474,026	(2,165)
KRW	Sell	10/12/17	DEUT	6,379	6,406	(27)
KRW	Sell	10/12/17	JPM	133,521	134,033	(512)
KZT	Buy	05/10/17	SCB	100,940	105,833	4,893
KZT	Buy	06/21/17	CBK	448,834	451,120	2,286
KZT	Buy	06/21/17	DEUT	77,945	77,063	(882)
KZT	Buy	06/21/17	DEUT	78,006	77,062	(944)
KZT	Buy	06/21/17	CBK	78,006	77,062	(944)
KZT	Buy	06/21/17	CBK	78,254	77,062	(1,192)
KZT	Buy	06/21/17	DEUT	411,200	408,603	(2,597)
MXN	Buy	05/02/17	CBK	432,361	483,430	51,069
MXN	Buy	05/02/17	GSC	151,330	153,249	1,919
MXN	Buy	05/31/17	DEUT	440,796	444,791	3,995
MXN	Buy	06/05/17	GSC	4,843,457	5,177,240	333,783
MXN	Buy	06/05/17	GSC	2,897,901	3,028,695	130,794
MXN	Buy	06/05/17	GSC	2,029,265	2,148,544	119,279
MXN	Buy	06/08/17	GSC	820,877	946,606	125,729
MXN	Buy	06/08/17	GSC	824,258	838,654	14,396
MXN	Buy	06/14/17	GSC	3,654,597	4,216,650	562,053
MXN	Buy	06/14/17	BOA	3,763,350	4,216,651	453,301
MXN	Buy	06/21/17	RBC	7,518,864	7,939,263	420,399
MXN	Buy	06/21/17	DEUT	380,413	399,686	19,273
MXN	Buy	06/21/17	MSC	867,159	884,574	17,415
MXN	Buy	06/21/17	GSC	297,922	314,904	16,982

The accompanying notes are an integral part of these financial statements.

54

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
MXN	Buy	06/21/17	BNP	$163,097	$166,930	$3,833
MXN	Buy	06/21/17	BNP	237,346	240,127	2,781
MXN	Buy	06/21/17	JPM	361,928	363,878	1,950
MXN	Buy	06/21/17	HSBC	285,306	286,310	1,004
MXN	Buy	06/21/17	DEUT	710,955	711,588	633
MXN	Buy	06/21/17	DEUT	23,714	24,276	562
MXN	Buy	06/21/17	SSG	473,039	473,462	423
MXN	Buy	06/21/17	GSC	136,096	135,861	(235)
MXN	Buy	06/21/17	BCLY	93,657	93,208	(449)
MXN	Buy	06/21/17	BCLY	273,177	272,618	(559)
MXN	Buy	06/21/17	CBK	1,691,819	1,687,948	(3,871)
MXN	Buy	08/31/17	BOA	2,745,233	2,916,223	170,990
MXN	Buy	09/25/17	CBK	286,029	282,705	(3,324)
MXN	Buy	12/04/17	GSC	2,381,881	2,477,208	95,327
MXN	Buy	12/04/17	RBC	5,028,520	5,112,481	83,961
MXN	Buy	12/04/17	DEUT	2,429,853	2,477,208	47,355
MXN	Buy	01/25/18	GSC	130,482	143,025	12,543
MXN	Buy	01/25/18	GSC	129,222	141,194	11,972
MXN	Buy	01/25/18	BCLY	6,418	7,024	606
MXN	Buy	01/25/18	BCLY	6,381	6,973	592
MXN	Buy	02/21/18	JPM	275,686	300,338	24,652
MXN	Buy	02/27/18	CBK	176,513	185,461	8,948
MXN	Sell	05/02/17	CBK	582,769	636,679	(53,910)
MXN	Sell	05/22/17	JPM	579,299	631,413	(52,114)
MXN	Sell	05/30/17	CBK	391,457	412,462	(21,005)
MXN	Sell	05/31/17	GSC	387,266	405,489	(18,223)
MXN	Sell	06/05/17	DEUT	2,495,863	2,547,974	(52,111)
MXN	Sell	06/05/17	RBC	5,168,085	5,258,530	(90,445)
MXN	Sell	06/05/17	GSC	2,446,900	2,547,974	(101,074)
MXN	Sell	06/08/17	GSC	126,976	131,800	(4,824)
MXN	Sell	06/08/17	MSC	105,115	110,273	(5,158)
MXN	Sell	06/08/17	MSC	105,115	110,273	(5,158)
MXN	Sell	06/08/17	BCLY	548,578	564,396	(15,818)
MXN	Sell	06/08/17	BOA	178,619	196,591	(17,972)
MXN	Sell	06/08/17	BCLY	653,094	671,926	(18,832)
MXN	Sell	06/14/17	BNP	773,293	843,330	(70,037)
MXN	Sell	06/14/17	BNP	772,392	843,330	(70,938)
MXN	Sell	06/14/17	MSC	1,542,913	1,686,660	(143,747)
MXN	Sell	06/14/17	RBS	1,765,532	1,922,770	(157,238)
MXN	Sell	06/14/17	CBK	2,887,509	3,137,211	(249,702)
MXN	Sell	06/21/17	DEUT	1,257,397	1,237,551	19,846
MXN	Sell	06/21/17	BNP	291,294	288,837	2,457
MXN	Sell	06/21/17	BNP	563,174	562,403	771
MXN	Sell	06/21/17	MSC	278,812	278,042	770
MXN	Sell	06/21/17	SCB	618,432	618,223	209
MXN	Sell	06/21/17	ANZ	102,359	102,686	(327)
MXN	Sell	06/21/17	UBS	70,588	71,090	(502)
MXN	Sell	06/21/17	RBC	428,478	429,754	(1,276)
MXN	Sell	06/21/17	GSC	150,098	151,975	(1,877)
MXN	Sell	06/21/17	BNP	212,946	214,851	(1,905)
MXN	Sell	06/21/17	CBK	71,196	73,249	(2,053)
MXN	Sell	06/21/17	HSBC	347,805	352,029	(4,224)
MXN	Sell	06/21/17	CBK	438,206	443,130	(4,924)
MXN	Sell	06/21/17	SSG	144,244	153,766	(9,522)
MXN	Sell	06/21/17	RBC	1,123,621	1,146,713	(23,092)
MXN	Sell	06/21/17	RBC	683,294	714,853	(31,559)
MXN	Sell	07/12/17	CBK	879,313	1,023,870	(144,557)
MXN	Sell	08/31/17	BOA	2,911,511	2,916,223	(4,712)

The accompanying notes are an integral part of these financial statements.

55

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
MXN	Sell	09/25/17	MSC	$342,961	$347,390	$(4,429)
MXN	Sell	12/04/17	GSC	1,977,218	2,088,871	(111,653)
MXN	Sell	12/04/17	GSC	2,822,838	2,944,577	(121,739)
MXN	Sell	12/04/17	GSC	4,720,377	5,033,447	(313,070)
MXN	Sell	01/25/18	GSC	386,882	446,077	(59,195)
MYR	Buy	06/21/17	BCLY	4,330,079	4,383,829	53,750
MYR	Buy	06/21/17	MSC	186,724	188,462	1,738
MYR	Buy	06/21/17	BCLY	190,298	189,612	(686)
MYR	Buy	06/21/17	CBK	290,553	289,819	(734)
MYR	Buy	07/06/17	JPM	107,974	110,259	2,285
MYR	Sell	06/21/17	BCLY	701,997	698,691	3,306
MYR	Sell	06/21/17	UBS	395,224	395,313	(89)
MYR	Sell	07/06/17	JPM	115,260	110,259	5,001
NGN	Buy	07/26/17	SCB	38,908	44,975	6,067
NGN	Buy	07/26/17	CBK	23,029	26,908	3,879
NGN	Buy	07/26/17	DEUT	14,566	16,951	2,385
NGN	Buy	07/26/17	SCB	6,284	7,264	980
NGN	Buy	08/02/17	BCLY	45,346	54,436	9,090
NGN	Buy	08/02/17	SCB	35,795	42,942	7,147
NGN	Buy	08/02/17	JPM	33,130	39,719	6,589
NGN	Buy	08/02/17	GSC	20,595	24,691	4,096
NGN	Sell	07/26/17	CBK	36,532	48,049	(11,517)
NGN	Sell	07/26/17	CBK	36,532	48,049	(11,517)
NGN	Sell	08/02/17	CBK	55,403	72,806	(17,403)
NGN	Sell	08/02/17	CBK	67,713	88,983	(21,270)
NZD	Buy	06/21/17	DEUT	206,005	202,279	(3,726)
NZD	Sell	06/21/17	JPM	713,767	709,692	4,075
PEN	Buy	06/21/17	HSBC	2,832,051	2,867,260	35,209
PEN	Buy	06/21/17	BNP	107,332	108,841	1,509
PEN	Buy	06/21/17	DEUT	239,731	240,675	944
PEN	Buy	06/21/17	HSBC	104,652	104,242	(410)
PEN	Sell	06/21/17	UBS	160,944	160,961	(17)
PEN	Sell	06/21/17	DEUT	215,605	216,454	(849)
PEN	Sell	06/21/17	HSBC	387,923	392,746	(4,823)
PHP	Buy	06/21/17	BCLY	573,026	583,011	9,985
PHP	Buy	06/21/17	BOA	818,768	823,720	4,952
PHP	Buy	06/21/17	CBK	226,044	229,532	3,488
PHP	Buy	06/21/17	MSC	479,714	482,615	2,901
PHP	Sell	06/21/17	CBK	200,634	202,188	(1,554)
PHP	Sell	06/21/17	CSFB	208,902	210,770	(1,868)
PHP	Sell	06/21/17	CBK	1,308,717	1,328,909	(20,192)
PLN	Buy	05/02/17	BCLY	952,062	952,746	684
PLN	Buy	06/21/17	UBS	7,023,970	7,396,173	372,203
PLN	Buy	06/21/17	MSC	333,040	349,132	16,092
PLN	Buy	06/21/17	GSC	256,033	267,968	11,935
PLN	Buy	06/21/17	MSC	227,767	235,761	7,994
PLN	Buy	06/21/17	SCB	197,787	203,553	5,766
PLN	Buy	06/21/17	BNP	188,137	193,246	5,109
PLN	Buy	06/21/17	GSC	209,442	213,860	4,418
PLN	Buy	06/21/17	DEUT	329,202	331,095	1,893
PLN	Buy	06/21/17	CBK	338,988	338,567	(421)
PLN	Sell	05/02/17	BCLY	930,420	952,746	(22,326)
PLN	Sell	06/21/17	GSC	854,586	852,859	1,727
PLN	Sell	06/21/17	UBS	486,250	485,691	559
PLN	Sell	06/21/17	BCLY	951,532	952,317	(785)
PLN	Sell	06/21/17	MSC	119,683	122,389	(2,706)
PLN	Sell	06/21/17	SSG	192,206	196,595	(4,389)
PLN	Sell	06/21/17	CBK	98,220	103,065	(4,845)
PLN	Sell	06/21/17	UBS	370,008	374,898	(4,890)

The accompanying notes are an integral part of these financial statements.

56

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
PLN	Sell	06/21/17	CBK	$302,472	$310,224	$(7,752)
PLN	Sell	06/21/17	JPM	786,265	811,376	(25,111)
PLN	Sell	06/21/17	DEUT	1,271,612	1,298,099	(26,487)
PLN	Sell	08/14/17	BCLY	896,926	937,382	(40,456)
RON	Buy	06/21/17	JPM	2,913,996	3,015,401	101,405
RON	Buy	06/21/17	DEUT	113,499	114,128	629
RON	Sell	06/21/17	UBS	67,469	67,276	193
RUB	Buy	05/22/17	BCLY	1,152,872	1,241,348	88,476
RUB	Buy	05/22/17	BCLY	696,031	743,342	47,311
RUB	Buy	06/07/17	CBK	274,698	314,511	39,813
RUB	Buy	06/07/17	CBK	301,797	310,679	8,882
RUB	Buy	06/21/17	DEUT	1,092,317	1,132,406	40,089
RUB	Buy	06/21/17	DEUT	714,692	740,922	26,230
RUB	Buy	06/21/17	DEUT	305,237	318,729	13,492
RUB	Buy	06/21/17	JPM	105,527	111,104	5,577
RUB	Buy	06/21/17	DEUT	112,918	116,311	3,393
RUB	Buy	06/21/17	MSC	50,566	51,142	576
RUB	Buy	06/21/17	DEUT	52,634	52,809	175
RUB	Buy	06/21/17	BCLY	165,806	165,770	(36)
RUB	Buy	06/21/17	UBS	120,004	119,090	(914)
RUB	Buy	06/21/17	HSBC	202,828	201,723	(1,105)
RUB	Buy	07/17/17	GSC	1,383,475	1,417,738	34,263
RUB	Sell	05/22/17	BCLY	203,599	240,179	(36,580)
RUB	Sell	05/22/17	CBK	991,840	1,168,133	(176,293)
RUB	Sell	06/07/17	GSC	385,570	477,879	(92,309)
RUB	Sell	06/21/17	MSC	398,545	394,713	3,832
RUB	Sell	06/21/17	JPM	418,025	416,292	1,733
RUB	Sell	06/21/17	MSC	207,304	206,930	374
RUB	Sell	06/21/17	CSFB	45,638	46,003	(365)
RUB	Sell	06/21/17	BNP	247,039	253,455	(6,416)
RUB	Sell	06/21/17	BOA	366,107	376,347	(10,240)
RUB	Sell	06/21/17	BOA	374,080	388,342	(14,262)
RUB	Sell	06/21/17	CBK	2,317,934	2,383,972	(66,038)
RUB	Sell	07/17/17	HSBC	519,128	551,991	(32,863)
SGD	Sell	06/21/17	JPM	75,471	75,194	277
SGD	Sell	06/21/17	DEUT	207,464	207,678	(214)
SGD	Sell	06/21/17	CBK	207,043	207,679	(636)
SGD	Sell	06/21/17	UBS	545,361	551,422	(6,061)
THB	Buy	06/21/17	JPM	3,452,827	3,525,706	72,879
THB	Buy	06/21/17	JPM	300,833	304,605	3,772
THB	Buy	06/21/17	BCLY	128,198	130,050	1,852
THB	Buy	06/21/17	JPM	228,730	228,599	(131)
THB	Buy	06/21/17	JPM	41,876	41,616	(260)
THB	Buy	06/21/17	JPM	85,574	85,255	(319)
THB	Buy	06/21/17	HSBC	105,789	105,195	(594)
THB	Buy	06/21/17	DEUT	184,183	182,937	(1,246)
THB	Sell	06/21/17	UBS	289,261	287,554	1,707
THB	Sell	06/21/17	BNP	243,087	241,604	1,483
THB	Sell	06/21/17	CBK	200,696	199,988	708
THB	Sell	06/21/17	DEUT	202,169	202,010	159
THB	Sell	06/21/17	JPM	272,949	275,417	(2,468)
THB	Sell	06/21/17	BCLY	210,660	215,015	(4,355)
TRY	Buy	06/02/17	GSC	98,548	100,400	1,852
TRY	Buy	06/21/17	CBK	4,165,806	4,428,707	262,901
TRY	Buy	06/21/17	BCLY	625,243	647,569	22,326
TRY	Buy	06/21/17	CBK	643,765	664,209	20,444
TRY	Buy	06/21/17	CBK	460,920	476,733	15,813
TRY	Buy	06/21/17	GSC	586,104	599,036	12,932
TRY	Buy	06/21/17	CBK	309,740	321,427	11,687

The accompanying notes are an integral part of these financial statements.

57

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
TRY	Buy	06/21/17	CSFB	$312,623	$323,646	$11,023
TRY	Buy	06/21/17	JPM	205,710	213,545	7,835
TRY	Buy	06/21/17	CBK	226,241	233,790	7,549
TRY	Buy	06/21/17	MSC	206,898	213,546	6,648
TRY	Buy	06/21/17	HSBC	149,608	153,919	4,311
TRY	Buy	06/21/17	DEUT	117,140	120,639	3,499
TRY	Buy	06/21/17	CBK	263,819	263,465	(354)
TRY	Buy	02/20/18	DEUT	9,172	8,565	(607)
TRY	Buy	02/20/18	BOA	34,209	31,924	(2,285)
TRY	Buy	02/20/18	HSBC	145,616	135,997	(9,619)
TRY	Sell	06/02/17	GSC	185,569	204,984	(19,415)
TRY	Sell	06/21/17	MSC	971,735	969,273	2,462
TRY	Sell	06/21/17	DEUT	18,619	18,859	(240)
TRY	Sell	06/21/17	CBK	57,835	61,013	(3,178)
TRY	Sell	06/21/17	GSC	294,074	297,854	(3,780)
TRY	Sell	06/21/17	UBS	303,519	307,838	(4,319)
TRY	Sell	06/21/17	CBK	133,837	141,162	(7,325)
TRY	Sell	06/21/17	CBK	276,513	287,039	(10,526)
TRY	Sell	06/21/17	BOA	545,972	564,370	(18,398)
TRY	Sell	06/21/17	CBK	885,387	941,263	(55,876)
TRY	Sell	07/13/17	CBK	299,707	310,308	(10,601)
TRY	Sell	02/20/18	DEUT	190,652	176,485	14,167
ZAR	Buy	06/21/17	BCLY	185,797	193,556	7,759
ZAR	Buy	06/21/17	JPM	232,010	237,310	5,300
ZAR	Buy	06/21/17	MSC	199,267	203,938	4,671
ZAR	Buy	06/21/17	BOA	313	297	(16)
ZAR	Buy	06/21/17	CBK	188,624	188,587	(37)
ZAR	Buy	06/21/17	CBK	3,077	2,893	(184)
ZAR	Buy	06/21/17	DEUT	42,299	41,456	(843)
ZAR	Buy	06/21/17	JPM	175,611	174,274	(1,337)
ZAR	Buy	06/21/17	HSBC	110,636	109,014	(1,622)
ZAR	Buy	06/21/17	JPM	57,134	54,878	(2,256)
ZAR	Buy	06/21/17	CBK	62,007	59,550	(2,457)
ZAR	Buy	06/21/17	DEUT	88,661	86,024	(2,637)
ZAR	Buy	06/21/17	CBK	78,449	75,420	(3,029)
ZAR	Buy	06/21/17	GSC	98,876	95,665	(3,211)
ZAR	Buy	06/21/17	CBK	235,603	226,038	(9,565)
ZAR	Buy	06/21/17	CBK	6,636,235	6,526,760	(109,475)
ZAR	Buy	07/12/17	CBK	283,437	295,604	12,167
ZAR	Sell	06/21/17	CBK	3,766,917	3,704,776	62,141
ZAR	Sell	06/21/17	GSC	398,466	377,471	20,995
ZAR	Sell	06/21/17	JPM	166,019	156,476	9,543
ZAR	Sell	06/21/17	CBK	751,039	741,667	9,372
ZAR	Sell	06/21/17	JPM	515,354	507,991	7,363
ZAR	Sell	06/21/17	UBS	203,918	199,489	4,429
ZAR	Sell	06/21/17	CIB	630,131	626,646	3,485
ZAR	Sell	06/21/17	DEUT	99,212	99,374	(162)
ZAR	Sell	06/21/17	CBK	28,551	29,737	(1,186)
ZAR	Sell	06/21/17	BOA	49,333	51,096	(1,763)
ZAR	Sell	06/21/17	DEUT	168,053	174,793	(6,740)
ZAR	Sell	06/21/17	DEUT	258,750	267,789	(9,039)
ZAR	Sell	07/12/17	JPM	120,780	124,819	(4,039)
ZAR	Sell	08/24/17	JPM	212,108	211,328	780
ZMW	Buy	05/15/17	BCLY	46,176	50,195	4,019
ZMW	Buy	05/15/17	CBK	46,635	50,195	3,560
ZMW	Buy	05/24/17	SCB	94,859	99,888	5,029

Total						$244,423

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

58

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Other Abbreviations:
CJSC	Closed Joint Stock Company
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PRIBOR	Prague Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

59

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$22,949,609	$—	$22,949,609	$—
Foreign Government Obligations	69,468,364	—	69,468,364	—
Short-Term Investments	746,072	746,072	—	—
Purchased Options	366,601	—	366,601	—
Foreign Currency Contracts(2)	5,673,466	—	5,673,466	—
Futures Contracts(2)	1,589	1,589	—	—
Swaps - Cross Currency(2)	121,351	—	121,351	—
Swaps - Interest Rate(2)	136,296	—	136,296	—

Total	$99,463,348	$747,661	$98,715,687	$—

Liabilities
Foreign Currency Contracts(2)	$(5,429,043)	$—	$(5,429,043)	$—
Futures Contracts(2)	(11,120)	(11,120)	—	—
Swaps - Cross Currency(2)	(117,717)	—	(117,717)	—
Swaps - Interest Rate(2)	(124,968)	—	(124,968)	—
Written Options	(177,458)	—	(177,458)	—

Total	$(5,860,306)	$(11,120)	$(5,849,186)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

60

The Hartford Floating Rate Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 6.8%
		Advertising - 0.1%
$	4,000,000	Acosta, Inc. 7.75%, 10/01/2022(1)	$3,390,000

		Agriculture - 0.1%
	5,320,000	Kernel Holding S.A. 8.75%, 01/31/2022(1)	5,639,200

		Biotechnology - 0.1%
	6,250,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(1)(2)	6,437,500

		Coal - 0.2%
	4,585,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	4,361,481
	4,000,000	Peabody Energy Corp. 6.00%, 03/31/2022(1)	4,080,000

			8,441,481

		Commercial Banks - 3.2%
	4,050,000	Access Bank plc 9.25%, 06/24/2021(1)(3)	3,939,435
EUR	11,400,000	Banco Bilbao Vizcaya Argentaria S.A. 7.00%, 02/19/2019(3)(4)(5)	12,790,557
$	4,000,000	Banco do Brasil S.A. 9.00%, 06/18/2024(3)(4)(5)	4,216,000
EUR	10,800,000	Banco Santander S.A. 6.25%, 03/12/2019(3)(4)(5)	11,896,434
$	5,000,000	Barclays plc 8.25%, 12/15/2018(3)(4)	5,318,750
		Credit Agricole S.A.
	5,000,000	6.63%, 09/23/2019(3)(4)(5)	5,105,260
	7,600,000	6.63%, 09/23/2019(1)(3)(4)	7,759,995
	2,150,000	7.88%, 01/23/2024(1)(3)(4)	2,300,113
	7,000,000	Credit Suisse Group AG 7.50%, 12/11/2023(1)(3)(4)	7,763,280
GBP	4,000,000	CYBG plc 8.00%, 12/08/2022(3)(4)(5)	5,116,037
$	9,000,000	Deutsche Bank AG 7.50%, 04/30/2025(3)(4)	9,146,250
EUR	4,000,000	Erste Group Bank AG 8.88%, 10/15/2021(3)(4)(5)	5,026,334
$	7,220,000	HSBC Holdings plc 6.38%, 03/30/2025(3)(4)	7,544,900
	7,000,000	ING Groep N.V. 6.50%, 04/16/2025(3)(4)	7,178,150
	2,000,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(3)(4)	1,972,500
	3,000,000	Lloyds Banking Group plc 7.50%, 06/27/2024(3)(4)	3,232,500
	7,060,000	Royal Bank of Scotland Group plc 8.63%, 08/15/2021(3)(4)	7,621,270
	10,915,000	Societe Generale S.A. 6.00%, 01/27/2020(1)(3)(4)	10,745,774
	5,000,000	Standard Chartered plc 7.75%, 04/02/2023(1)(3)(4)	5,331,250
		Turkiye Is Bankasi
	2,000,000	5.50%, 04/21/2022(1)	2,006,000
	2,000,000	6.00%, 10/24/2022(5)	1,998,544
	5,000,000	UBS Group AG 7.13%, 02/19/2020(3)(4)(5)	5,306,250
	2,500,000	UniCredit S.p.A. 8.00%, 06/03/2024(3)(4)(5)	2,461,875

			135,777,458

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 6.8% - (continued)
		Commercial Services - 0.0%
$	1,500,000	Hertz Corp. 5.50%, 10/15/2024(1)	$1,293,750

		Electric - 0.2%
	4,000,000	Dynegy, Inc. 7.38%, 11/01/2022	3,830,000
	4,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	2,750,000

			6,580,000

		Entertainment - 0.1%
	5,750,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	5,598,200

		Food - 0.4%
GBP	5,035,000	Iceland Bondco plc 4.59%, 07/15/2020(1)(3)	6,521,458
$	7,835,000	MARB BondCo plc 7.00%, 03/15/2024(1)	7,922,752
	4,000,000	Marfrig Holdings Europe B.V. 8.00%, 06/08/2023(5)	4,244,960

			18,689,170

		Healthcare-Services - 0.4%
		Community Health Systems, Inc.
	5,300,000	5.13%, 08/01/2021	5,253,625
	8,490,000	6.25%, 03/31/2023	8,638,575
	5,000,000	7.13%, 07/15/2020	4,487,500

			18,379,700

		Insurance - 0.1%
	2,250,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(1)	2,289,375

		Iron/Steel - 0.1%
	4,870,000	Koks OAO Via Koks Finance Ltd. 7.50%, 05/04/2022(1)	4,892,889

		Lodging - 0.3%
	10,524,000	Chester Downs & Marina LLC / Chester Downs Finance Corp. 9.25%, 02/01/2020(1)	10,773,945

		Machinery - Construction & Mining - 0.1%
	4,870,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	5,089,150

		Machinery-Diversified - 0.1%
	2,625,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	2,802,188

		Media - 0.1%
	4,525,000	Viacom, Inc. 5.88%, 02/28/2057(3)	4,672,062

		Oil & Gas - 0.8%
	3,065,000	KCA Deutag UK Finance plc 7.25%, 05/15/2021(1)	2,904,088
	6,295,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	6,216,312
	12,100,000	Permian Resources LLC / AEPB Finance Corp. 7.67%, 08/01/2019(1)(3)	9,816,125
	10,902,833	Shelf Drilling Holdings Ltd. 9.50%, 11/02/2020(1)	10,848,319
	4,000,000	Zhaikmunai LLP 7.13%, 11/13/2019(5)	3,916,928

			33,701,772

The accompanying notes are an integral part of these financial statements.

61

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 6.8% - (continued)
		Pharmaceuticals - 0.1%
$	3,493,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018(1)	$3,484,268

		Pipelines - 0.1%
	3,680,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(1)	4,061,432

		Transportation - 0.2%
	6,580,000	Rumo Luxembourg S.a.r.l. 7.38%, 02/09/2024(1)	6,856,360

		Total Corporate Bonds (cost $283,590,841)	$288,849,900

SENIOR FLOATING RATE INTERESTS - 89.7%(6)
		Advertising - 0.8%
$	36,690,422	Acosta Holdco, Inc. 4.25%, 09/26/2021	$34,106,682

		Aerospace/Defense - 1.4%
	7,862,527	Fly Funding II S.a.r.l. 3.79%, 02/09/2022	7,864,964
		TransDigm, Inc.
	14,714,423	3.99%, 05/14/2022	14,694,264
	36,223,375	3.99%, 06/09/2023	36,173,025

			58,732,253

		Agriculture - 0.1%
	3,852,184	Pinnacle Operating Corp. 8.25%, 11/15/2021	3,585,729

		Airlines - 0.7%
	29,700,000	American Airlines, Inc. 3.49%, 04/28/2023	29,713,959

		Auto Manufacturers - 0.4%
	15,672,177	Jaguar Holding Co. 4.25%, 08/18/2022	15,750,538

		Auto Parts & Equipment - 0.5%
	20,140,000	USI, Inc. 0.00%, 03/30/2024(7)	20,051,988

		Beverages - 0.3%
	12,623,458	Oak Tea, Inc. 3.69%, 07/02/2022	12,651,103

		Chemicals - 0.9%
		Chemours Co.
EUR	6,965,000	0.00%, 05/12/2022(7)	7,594,104
$	14,073,057	3.49%, 05/12/2022	14,169,880
	16,083,590	Nexeo Solutions LLC 5.30%, 06/09/2023	16,244,426

			38,008,410

		Coal - 1.2%
	11,665,000	Arch Coal, Inc. 5.00%, 03/07/2024	11,667,916
		Ascent Resources - Marcellus LLC
	15,944,225	5.28%, 08/04/2020	11,094,470
	1,835,000	8.53%, 08/04/2021	194,510
	18,930,000	Foresight Energy LLC 0.00%, 03/10/2024(7)	18,273,318
	10,540,000	Peabody Energy Corp. 0.00%, 03/31/2022(7)	10,566,350

			51,796,564

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Commercial Services - 5.8%
$	5,804,044	Affinion Group, Inc. 6.75%, 04/30/2018	$5,788,722
	12,602,788	Allied Universal Holdco LLC 4.79%, 07/28/2022	12,644,755
		Brickman Group Ltd. LLC
	33,347,244	4.00%, 12/18/2020	33,458,291
	11,912,388	7.50%, 12/17/2021	11,964,564
	2,898,000	Brock Holdings III, Inc. 11.25%, 03/16/2018	2,825,550
		Capital Automotive L.P.
	3,645,000	4.00%, 03/24/2024	3,672,337
	6,570,000	7.00%, 03/24/2025	6,701,400
		Constellis Holdings LLC
	12,500,000	0.00%, 04/13/2024(7)	12,349,000
	5,000,000	0.00%, 04/18/2025(7)	4,925,000
	4,588,500	DigitalGlobe, Inc. 3.74%, 01/15/2024	4,605,707
	6,110,000	Gartner, Inc. 0.00%, 04/05/2024(7)	6,152,037
		Global Payments, Inc.
	11,360,000	0.00%, 04/22/2023(7)	11,396,920
	7,374,705	3.49%, 04/22/2023	7,398,673
	4,509,450	KAR Auction Services, Inc. 4.50%, 03/09/2023	4,543,271
	10,688,155	ON Assignment, Inc. 3.24%, 06/03/2022	10,761,689
	13,965,000	Quikrete Holdings, Inc. 4.24%, 11/15/2023	13,985,389
	9,702,595	Russell Investment Group 6.74%, 06/01/2023	9,805,734
	32,962,675	ServiceMaster Co. 3.48%, 11/08/2023	33,313,068
	16,990,000	Team Health Holdings, Inc. 3.75%, 02/06/2024	16,830,804
	17,260,644	Trans Union LLC 3.49%, 04/09/2023	17,398,729
	15,147,038	Xerox Business Services LLC 4.99%, 12/07/2023	15,399,539

			245,921,179

		Construction Materials - 0.2%
	8,619,697	Summit Materials Cos. I LLC 3.75%, 07/17/2022	8,695,119

		Distribution/Wholesale - 1.3%
	4,274,358	FPC Holdings, Inc. 5.25%, 11/19/2019	4,076,669
		PowerTeam Services LLC
	16,164,823	4.40%, 05/06/2020	16,043,587
	2,665,000	8.40%, 11/06/2020	2,651,675
	31,539,036	Univar, Inc. 3.74%, 07/01/2022	31,617,883

			54,389,814

		Diversified Financial Services - 4.4%
	17,020,000	AlixPartners, LLP 4.15%, 07/28/2022	17,159,734
	14,337,950	Camelot UK Holdco Ltd. 4.50%, 10/03/2023	14,402,471
		EVO Payments International LLC
	15,165,000	6.00%, 12/22/2023	15,326,204
	2,150,000	10.00%, 11/15/2024	2,150,000

The accompanying notes are an integral part of these financial statements.

62

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Diversified Financial Services - 4.4% - (continued)
$	4,011,923	Infinity Acquisition LLC 4.15%, 08/06/2021	$3,971,804
	6,000,000	LSF9 Atlantis Holdings LLC 0.00%, 04/21/2023(7)	6,000,000
	3,965,063	NFP Corp. 4.65%, 01/08/2024	3,992,342
	13,511,138	RP Crown Parent LLC 4.50%, 10/12/2023	13,609,634
		SAM Finance Lux S.a.r.l.
	23,589,186	4.39%, 12/17/2020	23,777,899
EUR	7,567,080	4.50%, 12/17/2020	8,290,874
$	29,724,828	Silver II U.S. Holdings LLC 4.15%, 12/13/2019	29,559,558
		Telenet International Finance S.a.r.l.
	26,405,000	0.00%, 03/31/2025(7)	26,471,012
EUR	3,300,000	0.00%, 03/31/2026(7)	3,604,970
$	19,500,000	3.97%, 01/31/2025	19,527,495

			187,843,997

		Electric - 5.1%
		Calpine Construction Finance Co., L.P.
	11,378,562	3.24%, 05/03/2020	11,382,090
	32,497,464	3.49%, 01/31/2022	32,487,390
		Calpine Corp.
	9,000,000	2.75%, 11/30/2017	9,018,720
	27,631,200	3.90%, 05/31/2023	27,717,686
	7,256,044	3.90%, 01/15/2024	7,274,982
	13,650,000	Chief Exploration & Development LLC 7.93%, 05/16/2021	13,104,000
	14,820,000	Dynegy, Inc. 4.25%, 02/07/2024	14,808,292
	37,473,967	Energy Future Intermediate Holding Co. LLC 4.30%, 06/30/2017	37,654,592
	10,713,799	ExGen Texas Power LLC 5.90%, 09/16/2021	5,764,024
	14,029,411	Gates Global LLC 4.41%, 04/01/2024	14,092,544
	11,185,000	Helix Gen Funding LLC 0.00%, 02/23/2024(7)	11,285,665
	20,346,250	NRG Energy, Inc. 3.24%, 06/30/2023	20,412,782
		Pike Corp.
	4,290,000	4.75%, 03/01/2024	4,332,900
	910,000	9.00%, 09/02/2024	921,375
	9,572,673	Seadrill Partners Finco LLC 4.15%, 02/21/2021	6,437,622
	2,074,800	Vistra Operations Co. LLC 4.24%, 12/14/2023	2,081,294

			218,775,958

		Electronics - 0.1%
	5,456,175	Ceridian LLC 4.50%, 09/15/2020	5,445,972
	489,048	Provo Craft & Novelty, Inc. 0.00%, 07/07/2019(1)(7)(8)(9)(10)	—

			5,445,972

		Energy-Alternate Sources - 1.2%
	2,869,679	EMG Utica LLC 4.90%, 03/27/2020	2,882,248
	27,219,663	MEG Energy Corp. 4.67%, 12/31/2023	27,233,273

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Energy-Alternate Sources - 1.2% - (continued)
		TEX Operations Co. LLC
$	3,890,902	3.74%, 08/04/2023	$3,882,381
	17,006,898	3.79%, 08/04/2023	16,969,653

			50,967,555

		Entertainment - 1.2%
	10,909,129	CityCenter Holdings LLC 3.49%, 04/18/2024	10,922,765
	25,890,000	Eldorado Resorts LLC 0.00%, 03/13/2024(7)	25,825,275
	12,490,285	Scientific Games International, Inc. 4.99%, 10/01/2021	12,671,769

			49,419,809

		Environmental Control - 0.3%
	11,529,774	Advanced Disposal Services, Inc. 3.70%, 11/10/2023	11,624,434

		Food - 2.7%
		Albertsons LLC
	33,853,698	3.99%, 08/22/2021	33,963,045
	5,617,656	4.40%, 12/22/2022	5,641,531
	16,949,847	Hostess Brands LLC 4.00%, 08/03/2022	17,087,650
	59,405,000	JBS USA LLC 3.48%, 10/30/2022	59,649,155

			116,341,381

		Food Service - 0.2%
	8,756,534	Hearthside Group Holdings LLC 4.00%, 06/02/2021	8,814,940

		Hand/Machine Tools - 0.2%
	11,191,285	Ameriforge Group, Inc. 5.00%, 12/19/2019	7,087,777

		Healthcare-Products - 2.6%
	30,916,892	Alere, Inc. 4.25%, 06/18/2022	31,058,491
	9,915,848	Immucor, Inc. 5.00%, 08/17/2018	9,876,185
	26,395,000	Kinetic Concepts, Inc. 4.40%, 02/02/2024	26,502,164
	16,618,994	Revlon Consumer Products Corp. 4.49%, 09/07/2023	16,635,779
	27,774,048	Sterigenics-Nordion Holdings LLC 4.15%, 05/15/2022	27,704,612

			111,777,231

		Healthcare-Services - 6.1%
	16,641,884	Air Medical Group Holdings, Inc. 4.25%, 04/28/2022	16,517,070
	12,007,992	American Renal Holdings, Inc. 4.75%, 09/20/2019	12,075,597
	7,553,035	CDRH Parent, Inc. 5.32%, 07/01/2021	6,608,906
	26,456,032	Community Health Systems, Inc. 4.00%, 01/27/2021	26,279,570
	13,678,995	DJO Finance LLC 4.25%, 06/08/2020	13,350,699
	26,318,328	Envision Healthcare Corp. 4.15%, 12/01/2023	26,561,773

The accompanying notes are an integral part of these financial statements.

63

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Healthcare-Services - 6.1% - (continued)
		Genoa, a QoL Healthcare Co. LLC
$	9,696,275	4.90%, 10/28/2023	$9,736,708
	1,750,000	9.15%, 10/25/2024	1,758,750
	34,957,388	inVentiv Health, Inc. 4.80%, 11/09/2023	35,137,068
	26,756,563	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	27,095,837
	24,188,425	Opal Acquisition, Inc. 5.15%, 11/27/2020	22,737,119
	18,907,188	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	18,804,900
	12,639,179	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	12,702,374
		U.S. Renal Care, Inc.
	28,652,686	5.40%, 12/31/2022	27,148,420
	5,000,000	9.15%, 12/31/2023	4,537,500

			261,052,291

		Holding Companies-Diversified - 0.7%
	29,870,000	PSAV Holdings LLC 0.00%, 04/21/2024(7)	29,795,325

		Home Furnishings - 0.2%
	9,223,793	Hillman Group, Inc. 4.65%, 06/30/2021	9,277,567

		Household Products - 0.1%
	5,519,191	Prestige Brands, Inc. 3.74%, 01/26/2024	5,568,863

		Household Products/Wares - 0.2%
	6,875,578	Galleria Co. 4.00%, 09/29/2023	6,921,438

		Insurance - 2.9%
		Asurion LLC
	1,452,404	4.24%, 07/08/2020	1,461,786
	5,586,213	4.75%, 11/03/2023	5,628,110
	10,215,000	8.50%, 03/03/2021	10,363,935
	14,918,304	Evertec Group LLC 3.49%, 04/17/2020	14,871,758
	21,329,790	HUB International Ltd. 4.04%, 10/02/2020	21,429,613
		Sedgwick Claims Management Services, Inc.
	32,520,808	3.75%, 03/01/2021	32,528,938
	18,125,000	6.75%, 02/28/2022	18,140,044
	19,925,641	USI, Inc. 4.25%, 12/27/2019	19,826,013

			124,250,197

		Internet - 0.3%
	17,425,330	Lands’ End, Inc. 4.25%, 04/04/2021	14,346,797

		IT Services - 0.9%
	39,680,000	Tempo Acquisition LLC 0.00%, 03/15/2024(7)	39,650,240

		Leisure Time - 1.3%
	22,845,572	Aristocrat Leisure Ltd. 3.41%, 10/20/2021	23,024,681
		Delta 2 (LUX) S.a.r.l.
	17,549,500	4.57%, 02/01/2024	17,567,049
	8,442,000	8.07%, 07/29/2022	8,515,868

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Leisure Time - 1.3% - (continued)
$	6,877,500	Lindblad Expeditions, Inc. 5.82%, 05/08/2021	$6,929,081

			56,036,679

		Lodging - 2.9%
		Caesars Entertainment Operating Co.
	37,935,000	0.00%, 03/31/2024(7)	37,707,390
	7,414,870	8.13%, 03/01/2022	9,089,371
	36,057,582	Caesars Entertainment Resort Properties LLC 7.00%, 10/11/2020	36,125,371
	19,342,187	Caesars Growth Properties Holdings LLC 3.75%, 05/08/2021	19,438,898
	20,816,038	Station Casinos LLC 3.50%, 06/08/2023	20,797,095

			123,158,125

		Machinery-Construction & Mining - 0.7%
	8,043,804	American Rock Salt Holdings LLC 4.90%, 05/20/2021	8,043,804
	6,890,103	Headwaters, Inc. 4.00%, 03/24/2022	6,900,438
	15,788,705	Neff Rental LLC 7.54%, 06/09/2021	15,788,705

			30,732,947

		Machinery-Diversified - 1.8%
	24,757,230	Brand Energy & Infrastructure Services, Inc. 4.93%, 11/26/2020	24,819,123
		Gardner Denver, Inc.
	18,702,096	4.57%, 07/30/2020	18,686,573
EUR	11,402,386	4.75%, 07/30/2020	12,465,454
	12,800,000	Gates Global LLC 3.50%, 04/01/2024	13,934,392
$	8,027,917	Paladin Brands Holding, Inc. 7.25%, 08/16/2019	7,606,451

			77,511,993

		Media - 6.4%
		Advantage Sales & Marketing, Inc.
	21,279,786	4.25%, 07/23/2021	20,756,729
	8,805,000	7.50%, 07/25/2022	8,377,958
	16,211,696	AVSC Holding Corp. 4.50%, 01/24/2021	16,177,976
		CBS Radio, Inc.
	3,600,000	0.00%, 03/02/2024(7)	3,624,012
	6,656,292	4.50%, 10/17/2023	6,700,690
		Charter Communications Operating LLC
	997,409	3.00%, 07/01/2020	1,002,396
	9,974,811	3.00%, 01/15/2022	10,010,820
	23,755,050	3.24%, 01/15/2024	23,867,887
	19,862,656	CSC Holdings LLC 3.24%, 07/15/2025	19,844,978
	1,157,094	Dex Media, Inc 11.00%, 07/29/2021	1,180,236
	520,394	Mission Broadcasting, Inc. 3.99%, 01/17/2024	524,947
	5,367,679	Nexstar Broadcasting, Inc. 3.99%, 01/17/2024	5,414,646
		Numericable Group S.A.
EUR	2,665,000	0.00%, 06/20/2025(7)	2,898,629
$	10,120,000	0.00%, 06/21/2025(7)	10,066,566

The accompanying notes are an integral part of these financial statements.

64

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Media - 6.4% - (continued)
$	18,660,143	Numericable U.S. LLC 4.42%, 01/14/2025	$18,674,138
	21,181,750	Quebecor Media, Inc. 3.54%, 08/17/2020	21,201,661
	25,385,365	Tribune Media Co. 3.99%, 01/27/2024	25,528,285
	17,980,000	UPC Financing Partnership 3.74%, 04/15/2025	18,036,277
	24,518,348	Virgin Media Bristol LLC 3.74%, 01/31/2025	24,604,653
GBP	24,235,000	Virgin Media Investment Holdings Ltd. 3.76%, 01/31/2026	31,475,473
$	5,000,000	Ziggo Secured Finance Partnership 3.49%, 04/15/2025	5,000,250

			274,969,207

		Metal Fabricate/Hardware - 0.6%
		NN, Inc.
	4,690,000	0.00%, 03/22/2021(7)	4,687,092
	2,000,000	0.00%, 10/19/2022(7)	1,994,380
	17,477,076	Rexnord LLC 3.75%, 08/21/2023	17,530,206

			24,211,678

		Oil & Gas - 3.0%
		California Resources Corp.
	36,907,138	3.99%, 10/01/2019	35,646,022
	10,715,000	11.38%, 12/31/2021	11,773,106
	6,600,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	7,125,954
	5,065,360	Drillships Ocean Ventures, Inc. 7.50%, 07/25/2021	4,695,994
	27,399,647	Energy Transfer Equity L.P. 3.73%, 02/02/2024	27,456,638
		Fieldwood Energy LLC
	9,464,446	3.88%, 10/01/2018	9,219,979
	3,500,000	8.00%, 08/31/2020	3,418,345
	12,597,199	KCA Deutag US Finance LLC 6.81%, 05/15/2020	11,935,846
	13,371,487	Pinnacle Holdco S.a.r.l. 4.75%, 07/30/2019	10,830,905
	8,303,217	Western Refining, Inc. 5.25%, 11/12/2020	8,313,596

			130,416,385

		Oil & Gas Services - 1.0%
	21,078,863	Crosby U.S. Acquisition Corp. 4.05%, 11/23/2020	19,511,228
	6,779,524	Drillships Financing Holding, Inc. 8.00%, 03/31/2021	5,091,422
	4,176,225	Pacific Drilling S.A. 4.63%, 06/03/2018	1,921,064
	15,875,012	Paragon Offshore Finance Co. 5.75%, 07/18/2021	6,072,192
		Utex Industries, Inc.
	7,087,828	5.00%, 05/22/2021	6,534,127
	3,000,000	8.25%, 05/22/2022	2,580,000

			41,710,033

		Packaging & Containers - 2.9%
		Berlin Packaging LLC
	1,144,169	4.50%, 10/01/2021	1,149,478
	5,313,000	7.75%, 10/01/2022	5,304,127

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Packaging & Containers - 2.9% - (continued)
		Berry Plastics Group, Inc.
$	17,029,164	3.24%, 02/08/2020	$17,124,187
	13,991,343	3.49%, 10/01/2022	14,078,789
	2,795,000	3.52%, 01/19/2024	2,809,841
	19,595,000	Flex Acquisition Co., Inc. 4.40%, 12/29/2023	19,680,826
		Proampac PG Borrower LLC
	6,471,863	5.06%, 11/18/2023	6,562,469
	3,105,000	9.56%, 11/18/2024	3,157,412
	39,425,356	Reynolds Group Holdings, Inc. 3.99%, 02/05/2023	39,620,118
	13,252,119	Signode Industrial Group U.S., Inc. 3.75%, 05/01/2021	13,301,814

			122,789,061

		Pharmaceuticals - 1.9%
	21,205,000	Endo Luxembourg Finance Co. I S.a r.l. 0.00%, 04/05/2024(7)	21,364,037
	8,678,205	Quintiles IMS, Inc. 3.15%, 03/07/2024	8,760,301
	49,034,843	Valeant Pharmaceuticals International, Inc. 5.74%, 04/01/2022	49,315,813

			79,440,151

		Pipelines - 0.3%
	14,208,997	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	13,107,800

		Real Estate - 1.1%
		DTZ U.S. Borrower LLC
	26,592,315	4.42%, 11/04/2021	26,688,313
	453,617	9.42%, 11/04/2022	451,349
	18,614,565	Realogy Corp. 3.24%, 07/20/2022	18,754,174

			45,893,836

		Real Estate Investment Trusts - 1.2%
EUR	15,840,000	Equinix, Inc. 3.25%, 01/05/2024	17,374,599
$	31,972,050	MGM Growth Properties Operating Partnership L.P. 3.49%, 04/25/2023	32,029,280

			49,403,879

		Retail - 4.5%
	3,577,500	84 Lumber Co. 6.75%, 10/04/2023	3,613,275
		Bass Pro Group LLC
	17,781,840	4.24%, 06/05/2020	17,744,854
	31,515,000	6.15%, 12/16/2023	30,665,986
		Coinstar LLC
	8,472,425	5.25%, 09/27/2023	8,490,980
	5,265,000	9.75%, 09/27/2024	5,350,556
	3,400,164	Coty, Inc. 3.48%, 10/27/2022	3,416,110
	6,505,713	Harbor Freight Tools USA, Inc. 4.24%, 08/19/2023	6,485,415
	8,844,747	HD Supply, Inc. 3.90%, 08/13/2021	8,902,768
	21,169,081	Michaels Stores, Inc. 3.75%, 01/30/2023	21,122,721
	10,357,845	Neiman Marcus Group Ltd. LLC 4.25%, 10/25/2020	8,251,784

The accompanying notes are an integral part of these financial statements.

65

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Retail - 4.5% - (continued)
$	4,584,571	Party City Holdings, Inc. 4.03%, 08/19/2022	$4,579,482
	6,987,374	Petco Animal Supplies, Inc. 4.17%, 01/26/2023	6,312,673
	11,891,780	PetSmart, Inc. 4.02%, 03/11/2022	10,879,670
	6,683,250	Pilot Travel Centers LLC 2.99%, 05/25/2023	6,735,446
		Rite Aid Corp.
	19,330,000	4.88%, 06/21/2021	19,348,170
	7,755,000	5.75%, 08/21/2020	7,767,098
	3,000,000	Smart & Final Stores LLC 0.00%, 11/15/2022(7)	2,930,010
	16,114,926	Sports Authority, Inc. 7.50%, 11/16/2017	966,896
	3,612,074	SuperValu, Inc. 5.50%, 03/21/2019	3,638,370
	16,452,611	U.S. Foods, Inc. 3.74%, 06/27/2023	16,595,091

			193,797,355

		Semiconductors - 0.4%
	4,865,000	Integrated Device Technology, Inc. 0.00%, 03/20/2024(7)	4,877,163
	5,415,621	Lattice Semiconductor Corp. 5.25%, 03/10/2021	5,402,082
	8,226,520	ON Semiconductor Corp. 3.24%, 03/31/2023	8,261,236

			18,540,481

		Software - 8.9%
	3,600,000	CCC Information Services, Inc. 0.00%, 03/29/2024(7)	3,582,900
	38,047,082	CDW LLC 3.15%, 08/17/2023	38,276,506
	41,750,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	41,859,803
	21,086,689	Dell, Inc. 3.50%, 09/07/2023	21,160,914
	15,199,162	Epicor Software Corp. 4.75%, 06/01/2022	15,175,451
		First Data Corp.
	54,651,484	3.49%, 04/26/2024	54,628,530
	18,729,040	3.99%, 07/10/2022	18,827,367
	26,750,000	Go Daddy Operating Co. LLC 3.49%, 02/15/2024	26,853,790
	6,724,359	Hyland Software, Inc. 4.24%, 07/01/2022	6,764,705
	11,451,428	Infor U.S., Inc. 3.90%, 02/01/2022	11,424,632
EUR	3,724,058	Infor US, Inc. 3.75%, 02/01/2022	4,073,856
$	1,765,000	iPayment, Inc. 0.00%, 04/06/2023(7)	1,771,619
	1,946,281	MA FinanceCo LLC 0.00%, 04/18/2024(7)	1,951,751
	22,175,067	Magic Newco LLC 5.00%, 12/12/2018	22,194,803
		Misys Europe S.A.
	23,710,000	0.00%, 04/27/2024(7)	23,873,125
	3,345,000	0.00%, 04/27/2025(7)	3,411,900

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Software - 8.9% - (continued)
		Peak 10, Inc.
$	2,742,450	5.15%, 06/17/2021	$2,751,582
	4,310,000	8.41%, 06/17/2022	4,245,350
	12,945,527	Quest Software U.S. Holdings, Inc. 7.04%, 10/31/2022	13,155,891
	13,143,719	Seattle Spinco, Inc. 0.00%, 04/30/2024(7)	13,180,652
	17,064,967	SS&C Technologies, Inc. 3.24%, 07/08/2022	17,182,373
	35,114,650	WEX, Inc. 4.49%, 07/01/2023	35,454,911

			381,802,411

		Telecommunications - 6.2%
	8,866,404	CommScope, Inc. 3.49%, 12/29/2022	8,927,405
	11,078,512	Entravision Communications Corp. 3.65%, 05/31/2020	11,106,208
	72,352,500	Level 3 Financing, Inc. 3.24%, 02/22/2024	72,559,428
	27,628,787	LTS Buyer LLC 4.40%, 04/13/2020	27,702,832
	4,330,061	Salem Communications Corp. 4.50%, 03/13/2020	4,243,460
	74,025,000	Sprint Communications, Inc. 3.50%, 02/02/2024	74,071,636
	54,101,830	Univision Communications, Inc. 3.75%, 03/15/2024	53,721,494
	12,661,986	Zayo Group LLC 3.50%, 01/19/2024	12,741,883

			265,074,346

		Transportation - 0.3%
	14,241,505	Kenan Advantage Group, Inc. 4.00%, 07/31/2022	14,250,476

		Trucking & Leasing - 1.3%
		Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
	8,000,000	3.24%, 09/20/2020	8,075,040
	39,400,000	3.74%, 03/20/2022	39,973,664
	6,670,168	Consolidated Container Co. LLC 5.00%, 07/03/2019	6,670,168

			54,718,872

		Total Senior Floating Rate Interests (cost $3,874,205,251)	$3,829,930,825

COMMON STOCKS - 0.9%
		Energy - 0.4%
	180,008	Arch Coal, Inc. Class A*	$12,643,762
	418,220,006	KCA Deutag*(1)(8)(9)	4,608,366
	389,285	Templar Energy LLC Class A*(8)(9)	3,892,849

			21,144,977

		Food & Staples Retailing - 0.0%
	5,846,778	PC Holdings(1)(8)(9)	6

		Media - 0.1%
	494,501	Dex Media, Inc.(8)(9)	1,013,727
	15,581	F & W Publications, Inc.(8)(9)	—
	138,305	MPM Holdings, Inc.*(8)(9)	1,272,406

			2,286,133

The accompanying notes are an integral part of these financial statements.

66

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 0.9% - (continued)
	Utilities - 0.4%
70,000,000	TCEH Corp.*(8)(9)	$70
1,167,128	Vistra Energy Corp.	17,448,564

		17,448,634

	Total Common Stocks (cost $46,339,536)	$40,879,750

EXCHANGE TRADED FUNDS - 2.0%
	Other Investment Pools & Funds - 2.0%
968,000	Alerian MLP ETF	$12,196,800
402,700	iShares U.S. Preferred Stock ETF	15,709,327
908,900	PowerShares Senior Loan Portfolio	21,159,192
402,200	PowerShares Variable Rate Preferred Portfolio	10,344,584
361,100	SPDR Barclays Short Term High Yield Bond ETF	10,125,244
318,400	SPDR Blackstone / GSO Senior Loan ETF	15,133,552

		84,668,699

	Total Exchange Traded Funds (cost $83,595,879)	$84,668,699

	Total Long-Term Investments (cost $4,287,731,507)	$4,244,329,174

SHORT-TERM INVESTMENTS - 7.2%
	Other Investment Pools & Funds - 7.2%
308,165,462	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$308,165,462

	Total Short-Term Investments (cost $308,165,462)	$308,165,462

Total Investments (cost $4,595,896,969)^	106.6%	$4,552,494,636
Other Assets and Liabilities	(6.6)%	(281,007,686)

Total Net Assets	100.0%	$4,271,486,950

The accompanying notes are an integral part of these financial statements.

67

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$44,013,391
Unrealized Depreciation	(87,415,724)

Net Unrealized Depreciation	$(43,402,333)

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $161,705,511, which represented 3.8% of total net assets.

(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $62,079,179, which represented 1.5% of total net assets.

(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(8)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $10,787,424, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(9)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis
10/2016	494,501	Dex Media, Inc.	$702,593
06/2010	15,581	F & W Publications, Inc.	1,558
03/2011	418,220,006	KCA Deutag	5,667,717
10/2014	138,305	MPM Holdings, Inc.	4,993,987
10/2016	5,846,778	PC Holdings	—
09/2013	489,048	Provo Craft & Novelty, Inc.	81,873
10/2016	70,000,000	TCEH Corp.	—
09/2016	389,285	Templar Energy LLC Class A	3,333,177

			$14,780,905

At April 30, 2017, the aggregate value of these securities was $10,787,424, which represented 0.3% of total net assets.

(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

The accompanying notes are an integral part of these financial statements.

68

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Sell	05/31/17	CSFB	$1,633,022	$1,626,710	$6,312
EUR	Sell	05/31/17	ANZ	2,946,564	2,945,753	811
EUR	Sell	05/31/17	CBK	95,882,511	97,216,401	(1,333,890)
GBP	Buy	05/31/17	DEUT	2,949,081	2,988,084	39,003
GBP	Sell	05/31/17	UBS	44,371,318	44,941,927	(570,609)

Total						$(1,858,373)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
CJSC	Closed Joint Stock Company
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

69

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$288,849,900	$—	$288,849,900	$—
Senior Floating Rate Interests	3,829,930,825	—	3,829,930,825	—
Common Stocks
Energy	21,144,977	12,643,762	—	8,501,215
Food & Staples Retailing	6	—	—	6
Media	2,286,133	—	—	2,286,133
Utilities	17,448,634	17,448,564	—	70
Exchange Traded Funds	84,668,699	84,668,699	—	—
Short-Term Investments	308,165,462	308,165,462	—	—
Foreign Currency Contracts(2)	46,126	—	46,126	—

Total	$4,552,540,762	$422,926,487	$4,118,826,851	$10,787,424

Liabilities
Foreign Currency Contracts(2)	$(1,904,499)	$—	$(1,904,499)	$—

Total	$(1,904,499)	$—	$(1,904,499)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $1,168,538 were transferred from Level 2 to Level 3 due to the unavailability of active market pricing.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

70

The Hartford Floating Rate High Income Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 9.4%
		Advertising - 0.2%
$	1,000,000	Acosta, Inc. 7.75%, 10/01/2022(1)	$847,500

		Agriculture - 0.3%
	1,206,000	Kernel Holding S.A. 8.75%, 01/31/2022(1)	1,278,360

		Biotechnology - 0.3%
	1,250,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(1)(2)	1,287,500

		Coal - 0.2%
	915,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	870,394

		Commercial Banks - 4.3%
	625,000	Access Bank plc 9.25%, 06/24/2021(1)(3)	607,937
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	800,000	7.00%, 02/19/2019(3)(4)(5)	897,583
$	1,000,000	9.00%, 05/09/2018(3)(4)(5)	1,054,294
	600,000	Banco do Brasil S.A. 9.00%, 06/18/2024(3)(4)(5)	632,400
EUR	1,000,000	Banco Santander S.A. 6.25%, 03/12/2019(3)(4)(5)	1,101,522
$	1,000,000	Barclays plc 8.25%, 12/15/2018(3)(4)	1,063,750
	2,085,000	Credit Agricole S.A. 7.88%, 01/23/2024(1)(3)(4)	2,230,575
	1,250,000	Credit Suisse Group AG 7.50%, 12/11/2023(1)(3)(4)	1,386,300
GBP	500,000	CYBG plc 8.00%, 12/08/2022(3)(4)(5)	639,505
$	1,000,000	Deutsche Bank AG 7.50%, 04/30/2025(3)(4)	1,016,250
EUR	400,000	Erste Group Bank AG 8.88%, 10/15/2021(3)(4)(5)	502,633
$	1,250,000	ING Groep N.V. 6.50%, 04/16/2025(3)(4)	1,281,812
	200,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(3)(4)	197,250
	1,500,000	Lloyds Banking Group plc 7.50%, 06/27/2024(3)(4)	1,616,250
	1,000,000	Royal Bank of Scotland Group plc 8.63%, 08/15/2021(3)(4)	1,079,500
	1,970,000	Societe Generale S.A. 6.00%, 01/27/2020(1)(3)(4)	1,939,457
	1,000,000	Standard Chartered plc 7.75%, 04/02/2023(1)(3)(4)	1,066,250
		Turkiye Is Bankasi
	461,000	5.50%, 04/21/2022(1)	462,383
	300,000	6.00%, 10/24/2022(5)	299,782
	1,000,000	UBS Group AG 7.13%, 02/19/2020(3)(4)(5)	1,061,250
	500,000	UniCredit S.p.A. 8.00%, 06/03/2024(3)(4)(5)	492,375

			20,629,058

		Electric - 0.2%
	500,000	Dynegy, Inc. 7.38%, 11/01/2022	478,750

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 9.4% - (continued)
		Electric - 0.2% - (continued)
$	1,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	$687,500

			1,166,250

		Entertainment - 0.2%
	1,250,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	1,217,000

		Food - 0.7%
GBP	765,000	Iceland Bondco plc 4.59%, 07/15/2020(1)(3)	990,847
$	1,115,000	MARB BondCo plc 7.00%, 03/15/2024(1)	1,127,488
	1,000,000	Marfrig Holdings Europe B.V. 8.00%, 06/08/2023(5)	1,061,240

			3,179,575

		Healthcare-Services - 0.5%
		Community Health Systems, Inc.
	1,620,000	6.25%, 03/31/2023	1,648,350
	1,000,000	7.13%, 07/15/2020	897,500

			2,545,850

		Insurance - 0.1%
	560,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(1)	569,800

		Iron/Steel - 0.2%
	975,000	Koks OAO Via Koks Finance Ltd. 7.50%, 05/04/2022(1)(6)	979,582

		Lodging - 0.4%
	2,005,000	Chester Downs & Marina LLC / Chester Downs Finance Corp. 9.25%, 02/01/2020(1)	2,052,619

		Machinery - Construction & Mining - 0.1%
	720,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	752,400

		Machinery-Diversified - 0.1%
	375,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	400,313

		Media - 0.3%
	1,510,000	Viacom, Inc. 5.88%, 02/28/2057(3)	1,559,075

		Oil & Gas - 1.0%
	485,000	KCA Deutag UK Finance plc 7.25%, 05/15/2021(1)	459,538
	631,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	623,112
	1,400,000	Permian Resources LLC / AEPB Finance Corp. 7.67%, 08/01/2019(1)(3)	1,135,750
	1,716,572	Shelf Drilling Holdings Ltd. 9.50%, 11/02/2020(1)	1,707,989
	750,000	Zhaikmunai LLP 7.13%, 11/13/2019(5)	734,424

			4,660,813

		Pharmaceuticals - 0.1%
	437,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018(1)	435,907

The accompanying notes are an integral part of these financial statements.

71

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 9.4% - (continued)
		Transportation - 0.2%
$	1,056,000	Rumo Luxembourg S.a.r.l. 7.38%, 02/09/2024(1)	$1,100,352

		Total Corporate Bonds (cost $44,179,018)	$45,532,348

SENIOR FLOATING RATE INTERESTS - 88.0%(7)
		Advertising - 0.6%
$	2,966,049	Acosta Holdco, Inc. 4.25%, 09/26/2021	$2,757,180

		Aerospace/Defense - 1.1%
	5,113,116	TransDigm, Inc. 3.99%, 06/09/2023	5,106,009

		Agriculture - 0.1%
	307,821	Pinnacle Operating Corp. 8.25%, 11/15/2021	286,529

		Auto Manufacturers - 0.4%
	1,762,882	Jaguar Holding Co. 4.33%, 08/18/2022	1,771,696

		Auto Parts & Equipment - 0.5%
	2,285,000	USI, Inc. 0.00%, 03/30/2024(8)	2,275,015

		Beverages - 0.3%
	1,517,418	Oak Tea, Inc. 3.69%, 07/02/2022	1,520,741

		Chemicals - 1.0%
		Chemours Co.
EUR	2,535,000	0.00%, 05/12/2022(8)	2,763,970
$	1,379,995	3.49%, 05/12/2022	1,389,490
	853,561	Nexeo Solutions LLC 4.87%, 06/09/2023	862,096

			5,015,556

		Coal - 1.5%
	1,665,000	Arch Coal, Inc. 5.00%, 03/07/2024	1,665,416
		Ascent Resources - Marcellus LLC
	1,473,518	5.28%, 08/04/2020	1,025,318
	430,000	8.53%, 08/04/2021	45,580
	3,605,000	Foresight Energy LLC 0.00%, 03/10/2024(8)	3,479,943
	1,170,000	Peabody Energy Corp. 0.00%, 03/31/2022(8)	1,172,925

			7,389,182

		Commercial Services - 6.3%
	1,364,099	Allied Universal Holdco LLC 4.79%, 07/28/2022	1,368,641
		Brickman Group Ltd. LLC
	3,402,690	4.14%, 12/18/2020	3,414,021
	3,587,411	7.50%, 12/17/2021	3,603,123
	402,000	Brock Holdings III, Inc. 11.25%, 03/16/2018	391,950
		Capital Automotive L.P.
	405,000	4.00%, 03/24/2024	408,037
	730,000	7.00%, 03/24/2025	744,600
		Constellis Holdings LLC
	2,500,000	0.00%, 04/13/2024(8)	2,469,800
	2,500,000	0.00%, 04/18/2025(8)	2,462,500

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Commercial Services - 6.3% - (continued)
$	887,775	DigitalGlobe, Inc. 3.74%, 01/15/2024	$891,104
		Global Payments, Inc.
	1,260,000	0.00%, 04/22/2023(8)	1,264,095
	1,504,550	3.49%, 04/22/2023	1,509,440
	499,950	KAR Auction Services, Inc. 4.50%, 03/09/2023	503,700
	1,306,725	Quikrete Holdings, Inc. 4.24%, 11/15/2023	1,308,633
	873,089	Russell Investment Group 6.75%, 06/01/2023	882,370
	1,893,807	ServiceMaster Co. 3.48%, 11/08/2023	1,913,938
	1,890,000	Team Health Holdings, Inc. 3.75%, 02/06/2024	1,872,291
	1,451,267	Trans Union LLC 3.49%, 04/09/2023	1,462,877
	3,790,500	Xerox Business Services LLC 4.99%, 12/07/2023	3,853,688

			30,324,808

		Distribution/Wholesale - 0.9%
		PowerTeam Services LLC
	433,107	4.40%, 05/06/2020	429,859
	665,000	8.40%, 11/06/2020	661,675
	3,168,212	Univar, Inc. 3.74%, 07/01/2022	3,176,132

			4,267,666

		Diversified Financial Services - 3.7%
	1,905,000	AlixPartners LLP 4.15%, 07/28/2022	1,920,640
	1,656,675	Camelot UK Holdco Ltd. 4.50%, 10/03/2023	1,664,130
		EVO Payments International LLC
	1,215,000	6.00%, 12/22/2023	1,227,915
	205,000	10.00%, 11/15/2024	205,000
	252,232	Infinity Acquisition LLC 4.15%, 08/06/2021	249,710
	1,000,000	LSF9 Atlantis Holdings LLC 0.00%, 04/21/2023(8)	1,000,000
	384,038	NFP Corp. 4.65%, 01/08/2024	386,680
	1,167,075	RP Crown Parent LLC 4.50%, 10/12/2023	1,175,583
	2,703,849	Silver II U.S. Holdings LLC 4.15%, 12/13/2019	2,688,816
		Telenet International Finance S.a.r.l.
	3,770,000	0.00%, 03/31/2025(8)	3,779,425
EUR	1,200,000	0.00%, 03/31/2026(8)	1,310,898
$	2,370,000	3.97%, 01/31/2025	2,373,342

			17,982,139

		Electric - 4.7%
		Calpine Corp.
	1,909,091	2.75%, 11/30/2017	1,913,062
	1,088,713	3.90%, 01/15/2023	1,092,120
	1,215,813	3.90%, 05/31/2023	1,219,618
	915,000	Chief Exploration & Development LLC 7.93%, 05/16/2021	878,400
	1,930,000	Dynegy, Inc. 4.25%, 02/07/2024	1,928,475

The accompanying notes are an integral part of these financial statements.

72

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Electric - 4.7% - (continued)
$	7,500,000	Energy Future Intermediate Holding Co. LLC 0.00%, 06/30/2017(8)	$7,536,150
	1,456,653	ExGen Texas Power LLC 5.90%, 09/16/2021	783,679
	3,290,000	Helix Gen Funding LLC 0.00%, 02/23/2024(8)	3,319,610
	2,481,250	NRG Energy, Inc. 3.24%, 06/30/2023	2,489,364
		Pike Corp.
	540,000	4.75%, 03/01/2024	545,400
	455,000	9.00%, 09/02/2024	460,688
	509,448	Seadrill Partners Finco LLC 4.15%, 02/21/2021	342,604
	209,475	Vistra Operations Co. LLC 4.25%, 12/14/2023	210,131

			22,719,301

		Electronics - 0.1%
	491,090	Ceridian LLC 4.50%, 09/15/2020	490,172

		Energy-Alternate Sources - 1.5%
	319,850	EMG Utica LLC 4.90%, 03/27/2020	321,250
	2,551,703	MEG Energy Corp. 4.63%, 12/31/2023	2,552,979
		TEX Operations Co. LLC
	836,955	3.74%, 08/04/2023	835,122
	3,678,402	3.75%, 08/04/2023	3,670,347

			7,379,698

		Entertainment - 1.4%
	1,355,000	CityCenter Holdings LLC 3.49%, 04/18/2024	1,356,694
	4,570,000	Eldorado Resorts LLC 0.00%, 03/13/2024(8)	4,558,575
	961,907	Scientific Games International, Inc. 4.99%, 10/01/2021	975,884

			6,891,153

		Food - 2.9%
		Albertsons LLC
	2,725,915	3.99%, 08/22/2021	2,734,719
	1,741,870	4.40%, 12/22/2022	1,749,273
	2,028,126	Hostess Brands LLC 4.00%, 08/03/2022	2,044,615
	7,340,000	JBS USA LLC 3.48%, 10/30/2022	7,370,168

			13,898,775

		Food Service - 0.2%
	957,289	Hearthside Group Holdings LLC 4.00%, 06/02/2021	963,674

		Hand/Machine Tools - 0.3%
	2,219,909	Ameriforge Group, Inc. 5.00%, 12/19/2019	1,405,935

		Healthcare-Products - 3.2%
	2,969,773	Alere, Inc. 4.25%, 06/18/2022	2,983,375
	1,391,941	Immucor, Inc. 5.00%, 08/17/2018	1,386,373

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Healthcare-Products - 3.2% - (continued)
$	3,925,000	Kinetic Concepts, Inc. 4.40%, 02/02/2024	$3,940,935
	2,987,494	Revlon Consumer Products Corp. 4.49%, 09/07/2023	2,990,511
	4,219,799	Sterigenics-Nordion Holdings LLC 4.15%, 05/15/2022	4,209,250

			15,510,444

		Healthcare-Services - 5.8%
	929,149	Air Medical Group Holdings, Inc. 4.25%, 04/28/2022	922,181
	1,024,939	American Renal Holdings, Inc. 4.75%, 09/20/2019	1,030,710
	1,098,524	CDRH Parent, Inc. 5.32%, 07/01/2021	961,209
	3,298,185	Community Health Systems, Inc. 4.05%, 01/27/2021	3,276,186
	1,278,882	DJO Finance LLC 4.25%, 06/08/2020	1,248,189
		Genoa, a QoL Healthcare Co. LLC
	1,427,825	4.90%, 10/28/2023	1,433,779
	750,000	9.15%, 10/25/2024	753,750
	5,007,450	inVentiv Health, Inc. 4.80%, 11/09/2023	5,033,188
	2,207,291	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	2,235,279
	3,182,602	Opal Acquisition, Inc. 5.15%, 11/27/2020	2,991,646
	2,787,224	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	2,772,145
	972,620	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	977,484
		U.S. Renal Care, Inc.
	2,221,054	5.40%, 12/31/2022	2,104,449
	2,500,000	9.15%, 12/31/2023	2,268,750

			28,008,945

		Holding Companies-Diversified - 0.7%
	3,365,000	PSAV Holdings LLC 0.00%, 04/21/2024(8)	3,356,587

		Home Furnishings - 0.2%
	969,761	Hillman Group, Inc. 4.65%, 06/30/2021	975,414

		Household Products - 0.2%
	847,624	Prestige Brands, Inc. 3.74%, 01/26/2024	855,253

		Insurance - 2.5%
	1,430,000	Asurion LLC 8.50%, 03/03/2021	1,450,850
	1,971,676	Evertec Group LLC 3.49%, 04/17/2020	1,965,524
	2,038,960	HUB International Ltd. 4.03%, 10/02/2020	2,048,502
		Sedgwick Claims Management Services, Inc.
	1,989,744	3.75%, 03/01/2021	1,990,241
	1,989,975	4.40%, 03/01/2021	1,989,975
	2,500,000	6.75%, 02/28/2022	2,502,075

			11,947,167

The accompanying notes are an integral part of these financial statements.

73

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Internet - 0.2%
$	1,280,237	Lands’ End, Inc. 4.25%, 04/04/2021	$1,054,057

		IT Services - 1.2%
	1,220,000	Gartner, Inc. 0.00%, 04/05/2024(8)	1,228,394
	4,460,000	Tempo Acquisition LLC 0.00%, 03/15/2024(8)	4,456,655

			5,685,049

		Leisure Time - 1.0%
	2,017,527	Aristocrat Leisure Ltd. 3.41%, 10/20/2021	2,033,345
		Delta 2 (LUX) S.a.r.l.
	917,063	4.57%, 02/01/2024	917,979
	983,500	8.07%, 07/29/2022	992,106
	982,500	Lindblad Expeditions, Inc. 5.82%, 05/08/2021	989,869

			4,933,299

		Lodging - 4.1%
	6,950,000	Caesars Entertainment Operating Co. 0.00%, 03/31/2024(8)	6,908,300
	5,025,309	Caesars Entertainment Resort Properties LLC 7.00%, 10/11/2020	5,034,757
	2,937,108	Caesars Growth Properties Holdings LLC 3.75%, 05/08/2021	2,951,793
	4,607,744	Station Casinos LLC 3.50%, 06/08/2023	4,603,550

			19,498,400

		Machinery-Construction & Mining - 0.7%
	317,437	American Rock Salt Holdings LLC 4.90%, 05/20/2021	317,437
	518,347	Headwaters, Inc. 4.00%, 03/24/2022	519,125
	2,613,732	Neff Rental LLC 7.54%, 06/09/2021	2,613,732

			3,450,294

		Machinery-Diversified - 2.8%
	2,508,689	Brand Energy & Infrastructure Services, Inc. 4.92%, 11/26/2020	2,514,961
	3,981,090	Gardner Denver, Inc. 4.56%, 07/30/2020	3,977,786
		Gates Global LLC
EUR	3,200,000	3.50%, 04/01/2024	3,483,598
$	2,533,413	4.41%, 04/01/2024	2,544,813
	877,396	Paladin Brands Holding, Inc. 7.25%, 08/16/2019	831,333

			13,352,491

		Media - 7.2%
		Advantage Sales & Marketing, Inc.
	2,001,423	4.25%, 07/23/2021	1,952,228
	520,000	7.50%, 07/25/2022	494,780
	1,252,772	AVSC Holding Corp. 4.54%, 01/24/2021	1,250,166
		CBS Radio, Inc.
	900,000	0.00%, 03/02/2024(8)	906,003
	745,107	4.50%, 10/17/2023	750,077

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Media - 7.2% - (continued)
		Charter Communications Operating LLC
$	498,705	3.00%, 07/01/2020	$501,198
	2,970,000	3.24%, 01/15/2024	2,984,107
	2,062,344	CSC Holdings LLC 3.24%, 07/15/2025	2,060,508
	41,254	Mission Broadcasting, Inc. 3.99%, 01/17/2024	41,615
	425,519	Nexstar Broadcasting, Inc. 3.99%, 01/17/2024	429,243
		Numericable Group S.A.
EUR	1,335,000	0.00%, 06/20/2025(8)	1,452,034
$	1,840,000	0.00%, 06/21/2025(8)	1,830,285
	2,359,145	Numericable U.S. LLC 4.42%, 01/14/2025	2,360,914
	3,232,154	Tribune Media Co. 3.99%, 01/27/2024	3,250,351
	2,005,000	UPC Financing Partnership 3.74%, 04/15/2025	2,011,276
	7,855,000	Virgin Media Bristol LLC 3.74%, 01/31/2025	7,882,650
GBP	2,765,000	Virgin Media Investment Holdings Ltd. 3.76%, 01/31/2026	3,591,074
$	1,000,000	Ziggo Secured Finance Partnership 3.49%, 04/15/2025	1,000,050

			34,748,559

		Metal Fabricate/Hardware - 0.2%
		NN, Inc.
	670,000	0.00%, 03/22/2021(8)	669,585
	500,000	0.00%, 10/19/2022(8)	498,595

			1,168,180

		Oil & Gas - 2.0%
		California Resources Corp.
	4,029,869	3.99%, 10/01/2019	3,892,168
	715,000	11.38%, 12/31/2021	785,606
	625,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	674,806
	298,555	Drillships Ocean Ventures, Inc. 7.50%, 07/25/2021	276,784
	1,945,000	Energy Transfer Equity L.P. 3.73%, 02/02/2024	1,949,046
	750,000	Fieldwood Energy LLC 8.00%, 08/31/2020	732,503
	794,293	KCA Deutag US Finance LLC 6.81%, 05/15/2020	752,593
	955,106	Pinnacle Holdco S.a.r.l. 4.75%, 07/30/2019	773,636

			9,837,142

		Oil & Gas Services - 1.0%
	2,754,413	Crosby U.S. Acquisition Corp. 4.05%, 11/23/2020	2,549,568
	285,068	Drillships Financing Holding, Inc. 8.00%, 03/31/2021	214,086
	2,654,900	Paragon Offshore Finance Co. 5.75%, 07/18/2021	1,015,499
		Utex Industries, Inc.
	472,130	5.00%, 05/22/2021	435,247
	750,000	8.25%, 05/22/2022	645,000

			4,859,400

The accompanying notes are an integral part of these financial statements.

74

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Packaging & Containers - 2.4%
		Berlin Packaging LLC
$	283,555	4.50%, 10/01/2021	$284,870
	1,976,143	7.75%, 10/01/2022	1,972,843
		Berry Plastics Group, Inc.
	1,554,594	3.51%, 10/01/2022	1,564,310
	700,000	3.52%, 01/19/2024	703,717
	1,960,000	Flex Acquisition Co., Inc. 4.40%, 12/29/2023	1,968,585
		Proampac PG Borrower LLC
	798,775	5.06%, 11/18/2023	809,958
	970,000	9.56%, 11/18/2024	986,373
	2,407,915	Reynolds Group Holdings, Inc. 3.99%, 02/05/2023	2,419,810
	1,015,833	Signode Industrial Group U.S., Inc. 3.81%, 05/01/2021	1,019,643

			11,730,109

		Pharmaceuticals - 2.2%
	2,725,000	Endo Luxembourg Finance Co. I S.a r.l. 0.00%, 04/05/2024(8)	2,745,437
	7,985,203	Valeant Pharmaceuticals International, Inc. 5.74%, 04/01/2022	8,030,958

			10,776,395

		Real Estate - 1.0%
		DTZ U.S. Borrower LLC
	4,647,579	4.34%, 11/04/2021	4,664,357
	95,745	9.42%, 11/04/2022	95,266

			4,759,623

		Real Estate Investment Trusts - 1.0%
EUR	1,560,000	Equinix, Inc. 3.25%, 01/05/2024	1,711,135
$	3,296,700	MGM Growth Properties Operating Partnership L.P. 3.49%, 04/25/2023	3,302,601

			5,013,736

		Retail - 2.6%
	397,500	84 Lumber Co. 6.75%, 10/04/2023	401,475
		Bass Pro Group LLC
	1,534,841	4.24%, 06/05/2020	1,531,649
	2,375,000	6.15%, 12/16/2023	2,311,017
		Coinstar LLC
	676,600	5.25%, 09/27/2023	678,082
	1,050,000	9.75%, 09/27/2024	1,067,062
	569,191	Harbor Freight Tools USA, Inc. 4.24%, 08/19/2023	567,415
	997,242	Michaels Stores, Inc. 3.75%, 01/30/2023	995,058
	709,792	Neiman Marcus Group Ltd. LLC 4.25%, 10/25/2020	565,470
	1,397,475	Petco Animal Supplies, Inc. 4.17%, 01/26/2023	1,262,535
	1,202,484	PetSmart, Inc. 4.02%, 03/11/2022	1,100,141
	1,296,750	Pilot Travel Centers LLC 2.99%, 05/25/2023	1,306,878
	400,000	Smart & Final Stores LLC 0.00%, 11/15/2022(8)	390,668

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Retail - 2.6% - (continued)
$	2,487,027	Sports Authority, Inc. 7.50%, 11/16/2017	$149,222
	283,114	SuperValu, Inc. 5.50%, 03/21/2019	285,175

			12,611,847

		Semiconductors - 0.4%
	540,000	Integrated Device Technology, Inc. 0.00%, 03/20/2024(8)	541,350
	773,658	Lattice Semiconductor Corp. 5.25%, 03/10/2021	771,723
	491,700	ON Semiconductor Corp. 3.24%, 03/31/2023	493,775

			1,806,848

		Software - 8.6%
	1,205,000	CCC Information Services, Inc. 0.00%, 03/29/2024(8)	1,199,276
	1,969,736	CDW LLC 3.15%, 08/17/2023	1,981,613
	4,250,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	4,261,178
	1,960,162	Dell, Inc. 3.50%, 09/07/2023	1,967,062
	11,856,988	First Data Corp. 3.49%, 04/26/2024	11,852,008
	2,735,000	Go Daddy Operating Co. LLC 3.49%, 02/15/2024	2,745,612
	956,015	Hyland Software, Inc. 4.24%, 07/01/2022	961,751
	440,000	iPayment, Inc. 0.00%, 04/06/2023(8)	441,650
	73,518	MA FinanceCo LLC 0.00%, 04/18/2024(8)	73,724
	1,742,710	Magic Newco LLC 5.00%, 12/12/2018	1,744,261
		Misys Europe S.A.
	2,670,000	0.00%, 04/27/2024(8)	2,688,370
EUR	2,000,000	0.00%, 04/30/2024(8)	2,189,492
$	345,000	0.00%, 04/27/2025(8)	351,900
		Peak 10, Inc.
	685,613	5.15%, 06/17/2021	687,896
	1,845,000	8.41%, 06/17/2022	1,817,325
	1,724,771	Quest Software U.S. Holdings, Inc. 7.00%, 10/31/2022	1,752,798
	496,482	Seattle Spinco, Inc. 0.00%, 04/30/2024(8)	497,878
	1,537,781	SS&C Technologies, Inc. 3.24%, 07/08/2022	1,548,361
	2,883,213	WEX, Inc. 4.49%, 07/01/2023	2,911,151

			41,673,306

		Telecommunications - 6.2%
	890,133	CommScope, Inc. 3.49%, 12/29/2022	896,257
	2,038,000	Level 3 Financing, Inc. 3.24%, 02/22/2024	2,043,829
	2,159,173	LTS Buyer LLC 4.40%, 04/13/2020	2,164,960
	16,205,000	Sprint Communications, Inc. 3.50%, 02/02/2024	16,215,209

The accompanying notes are an integral part of these financial statements.

75

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Telecommunications - 6.2% - (continued)
$	5,991,955	Univision Communications, Inc. 3.75%, 03/15/2024	$5,949,831
	2,495,219	Zayo Group LLC 3.50%, 01/19/2024	2,510,964

			29,781,050

		Transportation - 0.6%
	2,738,258	Kenan Advantage Group, Inc. 4.00%, 07/31/2022	2,739,983

		Trucking & Leasing - 2.5%
		Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
	2,000,000	3.24%, 09/20/2020	2,018,760
	9,885,000	3.74%, 03/20/2022	10,028,926

			12,047,686

		Total Senior Floating Rate Interests (cost $429,429,823)	$424,626,493

COMMON STOCKS - 0.7%
		Energy - 0.3%
	9,084	Arch Coal, Inc. Class A*	$638,060
	78,609	Templar Energy LLC Class A*(9)(10)	786,091

			1,424,151

		Media - 0.1%
	69,152	MPM Holdings, Inc.*(9)(10)	636,199

		Utilities - 0.3%
	4,500,000	TCEH Corp.*(9)(10)	5
	75,030	Vistra Energy Corp.	1,121,698

			1,121,703

		Total Common Stocks (cost $5,047,361)	$3,182,053

EXCHANGE TRADED FUNDS - 3.2%
		Other Investment Pools & Funds - 3.2%
	155,000	Alerian MLP ETF	$1,953,000
	72,800	iShares U.S. Preferred Stock ETF	2,839,928
	140,300	PowerShares Senior Loan Portfolio	3,266,184
	111,000	PowerShares Variable Rate Preferred Portfolio	2,854,920
	36,100	SPDR Barclays Short Term High Yield Bond ETF	1,012,244
	68,799	SPDR Blackstone / GSO Senior Loan ETF	3,270,063

			15,196,339

		Total Exchange Traded Funds (cost $15,030,830)	$15,196,339

		Total Long-Term Investments (cost $493,687,032)	$488,537,233

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 10.5%
	Other Investment Pools & Funds - 10.5%
50,777,766	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$50,777,766

	Total Short-Term Investments (cost $50,777,766)	$50,777,766

Total Investments (cost $544,464,798)^	111.8%	$539,314,999
Other Assets and Liabilities	(11.8)%	(57,051,610)

Total Net Assets	100.0%	$482,263,389

The accompanying notes are an integral part of these financial statements.

76

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$5,700,582
Unrealized Depreciation	(10,850,381)

Net Unrealized Depreciation	$(5,149,799)

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $25,726,603, which represented 5.3% of total net assets.

(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $8,477,008, which represented 1.8% of total net assets.

(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $975,000 at April 30, 2017.

(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(9)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $1,422,295, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(10)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
04/2014	69,152	MPM Holdings, Inc.	$2,496,994
10/2016	4,500,000	TCEH Corp.	—
10/2016	78,609	Templar Energy LLC Class A	673,075

			$3,170,069

At April 30, 2017, the aggregate value of these securities was $1,422,295, which represented 0.3% of total net assets.

The accompanying notes are an integral part of these financial statements.

77

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Buy	05/31/17	BNP	$783,299	$784,443	$1,144
EUR	Sell	05/31/17	CSFB	552,007	549,873	2,134
EUR	Sell	05/31/17	ANZ	327,396	327,306	90
EUR	Sell	05/31/17	CBK	13,462,462	13,649,748	(187,286)
GBP	Buy	05/31/17	DEUT	513,051	519,836	6,785
GBP	Sell	05/31/17	UBS	5,541,924	5,613,192	(71,268)

Total						$(248,401)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas Securities Services
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

78

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$45,532,348	$—	$45,532,348	$—
Senior Floating Rate Interests	424,626,493	—	424,626,493	—
Common Stocks
Energy	1,424,151	638,060	—	786,091
Media	636,199	—	—	636,199
Utilities	1,121,703	1,121,698	—	5
Exchange Traded Funds	15,196,339	15,196,339	—	—
Short-Term Investments	50,777,766	50,777,766	—	—
Foreign Currency Contracts(2)	10,153	—	10,153	—

Total	$539,325,152	$67,733,863	$470,168,994	$1,422,295

Liabilities
Foreign Currency Contracts(2)	$(258,554)	$—	$(258,554)	$—

Total	$(258,554)	$—	$(258,554)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

79

The Hartford High Yield Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
		Asset-Backed - Finance & Insurance - 0.0%
$	920,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(3)(4)	$—

		Total Asset & Commercial Mortgage Backed Securities (cost $915,920)	$—

CORPORATE BONDS - 89.4%
		Biotechnology - 0.1%
$	430,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(1)(5)	$442,900

		Chemicals - 1.8%
		Chemours Co.
	2,160,000	6.63%, 05/15/2023	2,311,200
	290,000	7.00%, 05/15/2025	318,637
	1,580,000	Hexion, Inc. 10.38%, 02/01/2022(1)	1,619,500
	2,300,000	Platform Specialty Products Corp. 6.50%, 02/01/2022(1)	2,357,500

			6,606,837

		Coal - 1.1%
	780,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	833,625
	2,830,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	2,692,037
		Peabody Energy Corp.
	235,000	6.00%, 03/31/2022(1)	239,700
	255,000	6.38%, 03/31/2025(1)	258,825

			4,024,187

		Commercial Banks - 3.3%
		Banco Bilbao Vizcaya Argentaria S.A
EUR	800,000	7.00%, 02/19/2019(6)(7)(8)	897,583
	800,000	8.88%, 04/14/2021(6)(7)(8)	989,968
		Barclays plc
$	850,000	7.88%, 03/15/2022(6)(7)(8)	911,625
	1,060,000	8.25%, 12/15/2018(6)(8)	1,127,575
	1,050,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(6)(8)	1,140,615
		Credit Agricole S.A.
	395,000	7.88%, 01/23/2024(1)(6)(8)	422,579
	505,000	8.13%, 12/23/2025(1)(6)(8)	557,328
	1,905,000	Credit Suisse Group AG 6.25%, 12/18/2024(6)(7)(8)	1,985,810
	725,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(6)(8)	715,031
		Royal Bank of Scotland Group plc
	755,000	6.99%, 10/05/2017(1)(6)(8)	853,150
	1,200,000	7.64%, 09/30/2017(6)(8)	1,122,000
	1,130,000	Societe Generale S.A. 8.25%, 11/29/2018(6)(7)(8)	1,198,614

			11,921,878

		Commercial Services - 2.5%
		APX Group, Inc.
	1,040,000	7.88%, 12/01/2022	1,133,600
	1,355,000	7.88%, 12/01/2022(1)	1,476,950
	1,970,000	GW Honos Security Corp. 8.75%, 05/15/2025(9)	2,009,400

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Commercial Services - 2.5% - (continued)
		Herc Rentals, Inc.
$	994,000	7.50%, 06/01/2022(1)	$1,080,975
	904,000	7.75%, 06/01/2024(1)	986,490
	2,435,000	Hertz Corp. 5.50%, 10/15/2024(1)	2,100,187

			8,787,602

		Construction Materials - 1.8%
	1,650,000	Cemex Finance LLC 6.00%, 04/01/2024(1)	1,744,875
	940,000	Cemex S.A.B. de C.V. 6.13%, 05/05/2025(1)	1,009,287
	1,705,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	1,781,725
	1,760,000	Standard Industries, Inc. 5.38%, 11/15/2024(1)	1,834,800

			6,370,687

		Distribution/Wholesale - 0.1%
	420,000	American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023(1)	447,300

		Diversified Financial Services - 4.4%
	710,000	FBM Finance, Inc. 8.25%, 08/15/2021(1)	766,800
	835,000	Hexion, Inc. 13.75%, 02/01/2022(1)	820,388
		Nationstar Mortgage LLC / Nationstar Capital Corp.
	1,905,000	6.50%, 08/01/2018	1,924,050
	1,590,000	6.50%, 07/01/2021	1,613,850
	171,000	7.88%, 10/01/2020	177,840
		Navient Corp.
	560,000	5.50%, 01/25/2023	554,036
	340,000	5.63%, 08/01/2033	272,000
	1,764,000	5.88%, 10/25/2024	1,715,490
	2,535,000	6.13%, 03/25/2024	2,509,650
	955,000	6.50%, 06/15/2022	987,231
		Springleaf Finance Corp.
	525,000	5.25%, 12/15/2019	532,985
	705,000	7.75%, 10/01/2021	755,672
	1,935,000	8.25%, 12/15/2020	2,120,179
	860,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(1)(9)	883,650

			15,633,821

		Electric - 0.7%
	1,855,000	Dynegy, Inc. 8.00%, 01/15/2025(1)	1,701,962
	100,000	GenOn Americas Generation LLC 9.13%, 05/01/2031	89,750
	815,000	GenOn Energy, Inc. 7.88%, 06/15/2017	560,313
	1,460,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(2)(3)(4)	—

			2,352,025

		Entertainment - 2.1%
	445,000	Eagle II Acquisition Co. LLC 6.00%, 04/01/2025(1)	460,019

The accompanying notes are an integral part of these financial statements.

80

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Entertainment - 2.1% - (continued)
$	1,640,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	$1,713,800
	1,850,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	1,863,875
	1,410,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024(1)	1,455,825
	705,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(1)	712,635
	1,345,000	Scientific Games International, Inc. 6.63%, 05/15/2021	1,296,244

			7,502,398

		Environmental Control - 0.4%
	810,000	Clean Harbors, Inc. 5.13%, 06/01/2021	829,570
	441,000	Tervita Escrow Corp. 7.63%, 12/01/2021(1)	453,127

			1,282,697

		Food - 1.3%
	2,660,000	Post Holdings, Inc. 5.00%, 08/15/2026(1)	2,646,700
	1,870,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,935,450

			4,582,150

		Gas - 0.2%
	640,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.50%, 05/20/2025	646,400

		Healthcare-Products - 2.2%
		Alere, Inc.
	2,791,000	6.38%, 07/01/2023(1)	3,038,701
	2,140,000	6.50%, 06/15/2020	2,188,150
	2,595,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(1)	2,672,850

			7,899,701

		Healthcare-Services - 6.5%
		Community Health Systems, Inc.
	435,000	6.25%, 03/31/2023	442,613
	3,760,000	6.88%, 02/01/2022	3,111,400
	2,965,000	7.13%, 07/15/2020	2,661,087
		Envision Healthcare Corp.
	970,000	5.13%, 07/01/2022(1)	984,550
	705,000	5.63%, 07/15/2022	727,313
	2,645,000	HCA Holdings, Inc. 6.25%, 02/15/2021	2,869,825
		HCA, Inc.
	2,215,000	5.38%, 02/01/2025	2,306,369
	1,135,000	5.88%, 05/01/2023	1,235,107
	1,776,000	7.50%, 11/15/2095	1,749,360
	495,000	LifePoint Health, Inc. 5.88%, 12/01/2023	511,088
	350,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(1)	376,250
		Tenet Healthcare Corp.
	1,770,000	4.75%, 06/01/2020	1,796,550
	2,840,000	5.00%, 03/01/2019	2,845,339
	455,000	6.75%, 06/15/2023	434,525
	1,130,000	8.13%, 04/01/2022	1,146,950

			23,198,326

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Home Builders - 1.7%
		Beazer Homes USA, Inc.
$	705,000	6.75%, 03/15/2025(1)	$720,863
	1,210,000	8.75%, 03/15/2022	1,346,125
		KB Home
	1,030,000	7.00%, 12/15/2021	1,151,025
	1,090,000	8.00%, 03/15/2020	1,227,612
	1,595,000	M/I Homes, Inc. 6.75%, 01/15/2021	1,670,762

			6,116,387

		Household Products - 0.9%
	1,335,000	Avon International Operations, Inc. 7.88%, 08/15/2022(1)	1,435,125
	1,865,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,818,375

			3,253,500

		Household Products/Wares - 0.3%
	920,000	ACCO Brands Corp. 5.25%, 12/15/2024(1)	947,600

		Housewares - 0.6%
	2,020,000	American Greetings Corp. 7.88%, 02/15/2025(1)	2,156,350

		Insurance - 1.1%
		Genworth Holdings, Inc.
	135,000	4.80%, 02/15/2024	112,050
	890,000	4.90%, 08/15/2023	747,600
	505,000	7.20%, 02/15/2021	478,487
	280,000	7.63%, 09/24/2021	266,700
	180,000	7.70%, 06/15/2020	178,146
	445,000	MGIC Investment Corp. 5.75%, 08/15/2023	477,263
	1,495,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(1)	1,521,162

			3,781,408

		Internet - 1.7%
	2,685,000	Netflix, Inc. 5.88%, 02/15/2025	2,913,225
		Zayo Group LLC / Zayo Capital, Inc.
	2,175,000	6.00%, 04/01/2023	2,319,093
	835,000	6.38%, 05/15/2025	902,844

			6,135,162

		Iron/Steel - 1.6%
		AK Steel Corp.
	910,000	7.63%, 10/01/2021	949,813
	1,095,000	8.38%, 04/01/2022	1,133,325
	630,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(1)	648,969
		United States Steel Corp.
	661,000	7.38%, 04/01/2020	710,575
	315,000	7.50%, 03/15/2022	320,513
	1,650,000	8.38%, 07/01/2021(1)	1,817,062

			5,580,257

		IT Services - 0.5%
	1,575,000	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, 12/15/2024(1)	1,827,000

The accompanying notes are an integral part of these financial statements.

81

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Lodging - 1.8%
$	1,285,000	Boyd Gaming Corp. 6.38%, 04/01/2026	$1,384,588
	2,415,000	FelCor Lodging L.P. 6.00%, 06/01/2025	2,578,012
	1,810,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	1,891,450
	645,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)(9)	645,806

			6,499,856

		Machinery - Construction & Mining - 0.6%
	1,900,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	1,985,500

		Machinery-Diversified - 0.7%
	1,800,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	1,921,500
	605,000	Gardner Denver, Inc. 6.88%, 08/15/2021(1)	627,688

			2,549,188

		Media - 10.1%
	685,000	CBS Radio, Inc. 7.25%, 11/01/2024(1)	744,937
		CCO Holdings LLC / CCO Holdings Capital Corp.
	105,000	5.13%, 02/15/2023	109,200
	1,685,000	5.13%, 05/01/2023(1)	1,758,719
	495,000	5.75%, 09/01/2023	519,750
	190,000	5.75%, 01/15/2024	199,975
	1,610,000	5.75%, 02/15/2026(1)	1,710,110
	2,760,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(1)	2,822,100
	560,000	Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	566,300
		CSC Holdings LLC
	1,800,000	5.25%, 06/01/2024	1,821,366
	600,000	10.13%, 01/15/2023(1)	696,000
	705,000	10.88%, 10/15/2025(1)	846,881
		DISH DBS Corp.
	1,050,000	5.00%, 03/15/2023	1,052,625
	3,290,000	6.75%, 06/01/2021	3,577,875
	1,512,000	7.88%, 09/01/2019	1,678,320
		Gray Television, Inc.
	1,520,000	5.13%, 10/15/2024(1)	1,523,800
	400,000	5.88%, 07/15/2026(1)	414,000
	2,320,000	Liberty Interactive LLC 8.25%, 02/01/2030	2,487,968
	925,000	Quebecor Media, Inc. 5.75%, 01/15/2023	973,562
	2,330,000	SFR Group S.A. 7.38%, 05/01/2026(1)	2,449,412
		Sinclair Television Group, Inc.
	590,000	5.13%, 02/15/2027(1)	585,575
	1,005,000	5.88%, 03/15/2026(1)	1,046,456
		TEGNA, Inc.
	1,760,000	4.88%, 09/15/2021(1)	1,817,200
	1,250,000	5.13%, 10/15/2019	1,281,250
	270,000	5.50%, 09/15/2024(1)	277,088
	1,310,000	6.38%, 10/15/2023	1,391,875

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Media - 10.1% - (continued)
$	2,175,000	Tribune Media Co. 5.88%, 07/15/2022	$2,284,881
		Viacom, Inc.
	405,000	5.88%, 02/28/2057(8)	418,163
	150,000	6.25%, 02/28/2057(8)	153,938
	990,000	Videotron Ltd. 5.00%, 07/15/2022	1,049,499

			36,258,825

		Metal Fabricate/Hardware - 0.5%
		Novelis Corp.
	650,000	5.88%, 09/30/2026(1)	667,875
	1,200,000	6.25%, 08/15/2024(1)	1,263,000

			1,930,875

		Mining - 2.2%
		Anglo American Capital plc
	250,000	4.13%, 04/15/2021(1)	255,625
	200,000	4.13%, 09/27/2022(1)	204,000
	1,120,000	4.88%, 05/14/2025(1)	1,167,600
	376,000	9.38%, 04/08/2019(1)	423,000
		Constellium N.V.
	1,975,000	7.88%, 04/01/2021(1)	2,130,828
	1,100,000	8.00%, 01/15/2023(1)	1,136,850
	1,290,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,360,950
	95,000	New Gold, Inc. 6.25%, 11/15/2022(1)	96,900
	975,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	1,129,781

			7,905,534

		Miscellaneous Manufacturing - 1.1%
	3,775,000	Bombardier, Inc. 6.13%, 01/15/2023(1)	3,765,563

		Office/Business Equipment - 0.1%
	405,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023	416,138

		Oil & Gas - 12.6%
		Antero Resources Corp.
	470,000	5.38%, 11/01/2021	485,275
	1,055,000	5.63%, 06/01/2023	1,085,331
	2,460,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(1)	2,521,500
	2,785,000	California Resources Corp. 8.00%, 12/15/2022(1)	2,130,525
	375,000	Callon Petroleum Co. 6.13%, 10/01/2024(1)	392,813
		Concho Resources, Inc.
	1,740,000	5.50%, 10/01/2022	1,805,772
	460,000	5.50%, 04/01/2023	476,963
		Continental Resources, Inc.
	500,000	3.80%, 06/01/2024	470,000
	250,000	4.50%, 04/15/2023	246,250
	1,935,000	4.90%, 06/01/2044	1,678,612
	1,065,000	5.00%, 09/15/2022	1,074,319
	2,665,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)	2,811,575
	205,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(1)	205,513

The accompanying notes are an integral part of these financial statements.

82

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Oil & Gas - 12.6% - (continued)
$	1,385,000	Energen Corp. 4.63%, 09/01/2021	$1,388,462
	1,640,000	Ensco plc 5.75%, 10/01/2044	1,194,576
		Laredo Petroleum, Inc.
	1,380,000	5.63%, 01/15/2022	1,380,000
	875,000	6.25%, 03/15/2023	883,750
	855,000	7.38%, 05/01/2022	888,131
		Matador Resources Co.
	1,375,000	6.88%, 04/15/2023	1,450,625
	405,000	6.88%, 04/15/2023(1)	427,275
		MEG Energy Corp.
	1,000,000	6.38%, 01/30/2023(1)	880,000
	1,210,000	6.50%, 01/15/2025(1)	1,194,875
	1,935,000	7.00%, 03/31/2024(1)	1,726,987
		Noble Holding International Ltd.
	1,310,000	6.20%, 08/01/2040	923,550
	1,395,000	7.75%, 01/15/2024	1,272,938
	425,000	PDC Energy, Inc. 6.13%, 09/15/2024(1)	435,625
		QEP Resources, Inc.
	2,135,000	5.25%, 05/01/2023	2,086,962
	200,000	5.38%, 10/01/2022	197,500
	235,000	6.80%, 03/01/2020	244,988
		Rice Energy, Inc.
	660,000	6.25%, 05/01/2022	690,116
	500,000	7.25%, 05/01/2023	540,000
	930,000	Rowan Cos., Inc. 5.85%, 01/15/2044	730,050
	1,040,000	RSP Permian, Inc. 6.63%, 10/01/2022	1,095,900
		SM Energy Co.
	1,745,000	5.00%, 01/15/2024	1,644,662
	15,000	5.63%, 06/01/2025	14,325
	240,000	6.13%, 11/15/2022	244,200
	115,000	6.50%, 11/15/2021	117,588
	210,000	6.75%, 09/15/2026	211,575
		Transocean, Inc.
	385,000	6.80%, 03/15/2038	308,000
	115,000	7.50%, 04/15/2031	102,350
	470,000	9.10%, 12/15/2041	437,100
		Tullow Oil plc
	1,650,000	6.00%, 11/01/2020(1)	1,604,625
	1,340,000	6.25%, 04/15/2022(1)	1,281,281
		WPX Energy, Inc.
	1,480,000	5.25%, 09/15/2024	1,443,000
	1,410,000	6.00%, 01/15/2022	1,431,150
	1,250,000	8.25%, 08/01/2023	1,393,750

			45,250,364

		Oil & Gas Services - 0.4%
		Weatherford International Ltd.
	335,000	5.95%, 04/15/2042	293,125
	880,000	6.50%, 08/01/2036	831,600
	335,000	7.00%, 03/15/2038	320,763

			1,445,488

		Packaging & Containers - 4.1%
	1,840,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(1)(5)	1,909,000

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Packaging & Containers - 4.1% - (continued)
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
$	1,395,000	6.00%, 06/30/2021(1)	$1,445,569
	370,000	6.00%, 02/15/2025(1)	382,487
	1,581,000	7.25%, 05/15/2024(1)	1,721,314
	1,865,000	Berry Plastics Corp. 6.00%, 10/15/2022	1,981,562
	2,170,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	2,235,100
	1,895,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	2,027,650
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	2,050,000	5.13%, 07/15/2023(1)	2,137,125
	815,000	7.00%, 07/15/2024(1)	877,144

			14,716,951

		Pharmaceuticals - 3.6%
		Endo Finance LLC
	2,095,000	6.00%, 07/15/2023(1)	1,835,744
	2,985,000	6.00%, 02/01/2025(1)	2,520,832
	1,692,000	PRA Holdings, Inc. 9.50%, 10/01/2023(1)	1,869,660
		Valeant Pharmaceuticals International, Inc.
	1,155,000	5.50%, 03/01/2023(1)	846,038
	6,280,000	5.88%, 05/15/2023(1)	4,639,350
	1,000,000	6.13%, 04/15/2025(1)	738,250
	355,000	7.00%, 03/15/2024(1)	362,100

			12,811,974

		Pipelines - 1.1%
		Energy Transfer Equity L.P.
	670,000	5.50%, 06/01/2027	720,250
	1,907,000	7.50%, 10/15/2020	2,148,951
	1,070,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	1,166,300

			4,035,501

		REITS - 0.3%
	1,095,000	Equinix, Inc. 5.88%, 01/15/2026	1,179,863

		Retail - 1.3%
	1,905,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	1,989,258
	1,495,000	L Brands, Inc. 6.88%, 11/01/2035	1,474,070
	1,305,000	Party City Holdings, Inc. 6.13%, 08/15/2023(1)	1,344,150

			4,807,478

		Semiconductors - 1.6%
	1,650,000	Entegris, Inc. 6.00%, 04/01/2022(1)	1,720,125
	2,005,000	Micron Technology, Inc. 5.50%, 02/01/2025	2,095,225
		Sensata Technologies B.V.
	1,005,000	5.00%, 10/01/2025(1)	1,026,356
	770,000	5.63%, 11/01/2024(1)	816,200

			5,657,906

The accompanying notes are an integral part of these financial statements.

83

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Software - 3.3%
$	1,135,000	Camelot Finance S.A. 7.88%, 10/15/2024(1)	$1,217,287
	1,150,000	Change Healthcare Holdings, Inc. 5.75%, 03/01/2025(1)	1,180,188
		First Data Corp.
	610,000	5.38%, 08/15/2023(1)	634,400
	2,110,000	5.75%, 01/15/2024(1)	2,189,125
	2,305,000	7.00%, 12/01/2023(1)	2,471,421
	544,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(1)(5)	555,968
	2,925,000	Infor U.S., Inc. 6.50%, 05/15/2022	3,042,000
	475,000	RP Crown Parent LLC 7.38%, 10/15/2024(1)	496,375

			11,786,764

		Telecommunications - 6.5%
		Alcatel-Lucent USA, Inc.
	3,070,000	6.45%, 03/15/2029	3,453,750
	660,000	6.50%, 01/15/2028	729,300
		Altice Financing S.A.
	235,000	6.50%, 01/15/2022(1)	246,456
	1,570,000	6.63%, 02/15/2023(1)	1,662,237
	1,870,000	7.50%, 05/15/2026(1)	2,019,600
		Frontier Communications Corp.
	765,000	10.50%, 09/15/2022	768,825
	1,280,000	11.00%, 09/15/2025	1,233,600
		Level 3 Financing, Inc.
	1,880,000	5.38%, 08/15/2022	1,941,476
	690,000	5.63%, 02/01/2023	715,875
	1,435,000	Sprint Capital Corp. 6.88%, 11/15/2028	1,553,388
		Sprint Corp.
	1,084,000	7.13%, 06/15/2024	1,182,243
	2,660,000	7.25%, 09/15/2021	2,909,375
	110,000	7.63%, 02/15/2025	122,788
	4,141,000	7.88%, 09/15/2023	4,648,272

			23,187,185

		Trucking & Leasing - 0.6%
		Park Aerospace Holdings Ltd.
	1,105,000	5.25%, 08/15/2022(1)	1,167,156
	805,000	5.50%, 02/15/2024(1)	851,288

			2,018,444

		Total Corporate Bonds (cost $309,833,530)	$319,705,970

SENIOR FLOATING RATE INTERESTS - 0.4%(10)
		Insurance - 0.1%
$	485,000	Asurion LLC 8.50%, 03/03/2021	$492,071

		Machinery-Diversified - 0.3%
	1,002,670	Gardner Denver, Inc. 4.56%, 07/30/2020	1,001,838

		Total Senior Floating Rate Interests (cost $1,475,382)	$1,493,909

Shares or Principal Amount			Market Value†
CONVERTIBLE BONDS - 2.7%
		Commercial Services - 0.2%
$	800,000	Cardtronics, Inc. 1.00%, 12/01/2020	$821,500

		Diversified Financial Services - 0.3%
	930,000	Blackhawk Network Holdings, Inc. 1.50%, 01/15/2022(1)	1,007,888

		Home Builders - 0.2%
	873,000	M/I Homes, Inc. 3.00%, 03/01/2018	887,732

		Internet - 0.5%
	870,000	Zillow Group, Inc. 2.00%, 12/01/2021(1)	910,237
	870,000	Priceline Group, Inc. 0.90%, 09/15/2021	990,169

			1,900,406

		Media - 0.6%
	770,000	DISH Network Corp. 3.38%, 08/15/2026(1)	942,288
	940,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(1)	1,055,737

			1,998,025

		Oil & Gas - 0.2%
	130,000	PDC Energy, Inc. 1.13%, 09/15/2021	125,531
	1,645,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019	625,100

			750,631

		Semiconductors - 0.7%
		Microchip Technology, Inc.
	705,000	1.63%, 02/15/2025	1,030,622
	656,000	1.63%, 02/15/2027(1)	671,580
	684,000	2.25%, 02/15/2037(1)	706,230

			2,408,432

		Total Convertible Bonds (cost $10,599,217)	$9,774,614

COMMON STOCKS - 1.1%
		Banks - 0.3%
	96,368	MGIC Investment Corp.	$1,015,721

		Energy - 0.3%
	104,555,002	KCA Deutag*(1)(2)(4)	1,152,092

		Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
	35,700	Endo International plc*	405,909

		Utilities - 0.4%
	3,200,000	TCEH Corp.*(2)(4)	3
	78,357	Vistra Energy Corp.	1,171,437

			1,171,440

		Total Common Stocks (cost $5,042,065)	$3,745,162

		Total Long-Term Investments (cost $327,866,114)	$334,719,655

The accompanying notes are an integral part of these financial statements.

84

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 6.6%
	Other Investment Pools & Funds - 6.6%
23,764,130	Fidelity Institutional Government Fund, Institutional Class	$23,764,130

	Total Short-Term Investments (cost $23,764,130)	$23,764,130

Total Investments (cost $351,630,244)^	100.2%	$358,483,785
Other Assets and Liabilities	(0.2)%	(727,843)

Total Net Assets	100.0%	$357,755,942

The accompanying notes are an integral part of these financial statements.

85

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$14,669,401
Unrealized Depreciation	(7,815,860)

Net Unrealized Appreciation	$6,853,541

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $156,814,877, which represented 43.8% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $1,152,095, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(4)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis
03/2011	104,555,002	KCA Deutag	$1,416,929
01/2015	920,000	Soundview NIM Trust	915,920
10/2016	3,200,000	TCEH Corp.	—
10/2016	1,460,000	Texas Competitive Electric Holdings Co. LLC	—

			$2,332,849

At April 30, 2017, the aggregate value of these securities was $1,152,095, which represented 0.3% of total net assets.

(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $5,983,600, which represented 1.7% of total net assets.

(8)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,460,776 at April 30, 2017.

(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

86

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.28	USD	5,250,000	(5.00%)	06/20/22	$361,526	$416,315	$54,789

Total					$361,526	$416,315	$54,789

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Sell	05/31/17	CBK	$1,545,208	$1,566,704	$ (21,496)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

The accompanying notes are an integral part of these financial statements.

87

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	319,705,970	—	319,705,970	—
Senior Floating Rate Interests	1,493,909	—	1,493,909	—
Convertible Bonds	9,774,614	—	9,774,614	—
Common Stocks
Banks	1,015,721	1,015,721	—	—
Energy	1,152,092	—	—	1,152,092
Pharmaceuticals, Biotechnology & Life Sciences	405,909	405,909	—	—
Utilities	1,171,440	1,171,437	—	3
Short-Term Investments	23,764,130	23,764,130	—	—
Swaps - Credit Default(2)	54,789	—	54,789	—

Total	$358,538,574	$26,357,197	$331,029,282	$1,152,095

Liabilities
Foreign Currency Contracts(2)	$(21,496)	$—	$(21,496)	$—

Total	$(21,496)	$—	$(21,496)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

88

The Hartford Inflation Plus Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 2.8%
		Asset-Backed - Finance & Insurance - 0.2%
$	1,360,000	HSI Asset Securitization Corp. Trust 1.26%, 02/25/2036(1)	$1,226,091

		Asset-Backed - Home Equity - 0.2%
	797,911	GSAA Home Equity Trust 5.99%, 06/25/2036(1)	409,152
	745,927	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(2)	469,662

			878,814

		Whole Loan Collateral CMO - 2.4%
	893,543	Adjustable Rate Mortgage Trust 1.53%, 11/25/2035(1)	828,444
	326,001	Banc of America Alternative Loan Trust 6.23%, 10/25/2036(2)	191,599
	1,274,471	Banc of America Funding Trust 6.05%, 10/25/2036(2)	1,113,756
	457,666	Bear Stearns Adjustable Rate Mortgage Trust 2.83%, 10/25/2035(1)	439,375
	770,645	Chase Mortgage Finance Trust 3.20%, 12/25/2035(1)	744,239
	558,148	Deutsche Alt-A Securities Mortgage Loan Trust 1.14%, 12/25/2036(1)	449,031
	265,450	GreenPoint Mortgage Funding Trust 2.04%, 10/25/2045(1)	206,723
	800,813	GSR Mortgage Loan Trust 3.30%, 10/25/2035(1)	671,819
		HarborView Mortgage Loan Trust
	657,247	1.18%, 01/19/2038(1)	596,491
	654,107	1.99%, 10/25/2037(1)	613,040
	2,976,685	IndyMac Index Mortgage Loan Trust 1.28%, 01/25/2036(1)	2,192,608
	1,218,645	JP Morgan Mortgage Trust 3.23%, 01/25/2037(1)	1,120,351
	185,673	Lehman XS Trust 1.23%, 06/25/2047(1)	152,052
	610,919	Luminent Mortgage Trust 1.19%, 10/25/2046(1)	545,351
		MASTR Adjustable Rate Mortgages Trust
	1,329,948	1.23%, 05/25/2037(1)	822,901
	16,686	3.05%, 11/21/2034(1)	17,028
	120,424	Residential Asset Securitization Trust 1.44%, 03/25/2035(1)	104,248
		Residential Funding Mortgage Securities, Inc.
	285,629	3.90%, 02/25/2036(1)	257,843
	527,409	6.00%, 07/25/2037	485,903
	723,246	Structured Adjustable Rate Mortgage Loan Trust 3.47%, 06/25/2035(1)	630,054
		WaMu Mortgage Pass-Through Certificates Trust
	758,047	1.41%, 06/25/2044(1)	708,953
	785,426	1.46%, 12/25/2046(1)	665,643
		Washington Mutual Mortgage Pass- Through Certificates WMALT Trust
	266,077	1.08%, 02/25/2037(1)	167,355

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 2.8% - (continued)
		Whole Loan Collateral CMO - 2.4% - (continued)
$	929,590	1.49%, 11/25/2046(1)	$764,637

			14,489,444

		Total Asset & Commercial Mortgage Backed Securities (cost $16,443,391)	$16,594,349

FOREIGN GOVERNMENT OBLIGATIONS - 3.2%
		Argentina - 0.1%
ARS	10,479,132	Argentina Treasury Bond 2.25%, 04/28/2020(3)	$688,335

		Brazil - 0.6%
BRL	11,801,159	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2022(3)	3,828,280

		Colombia - 0.3%
COP	4,910,799,717	Colombian TES 4.75%, 02/23/2023(3)	1,815,610

		Mexico - 0.5%
MXN	52,951,987	Mexican Udibonos 4.00%, 11/08/2046(3)	2,928,846

		Russia - 0.6%
RUB	219,623,996	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(3)	3,694,841

		South Africa - 0.5%
		South Africa Government Bond - CPI Linked
ZAR	19,732,758	1.88%, 02/28/2033(3)	1,389,957
	24,855,678	2.00%, 01/31/2025(3)	1,819,238

			3,209,195

		Thailand - 0.6%
THB	113,000,000	Bank of Thailand 1.49%, 02/17/2018(1)	3,266,023

		Total Foreign Government Obligations (cost $18,839,305)	$19,431,130

SENIOR FLOATING RATE INTERESTS - 5.1%(4)
		Aerospace/Defense - 0.1%
$	601,358	TransDigm, Inc. 3.99%, 06/09/2023	$600,522

		Airlines - 0.2%
	326,700	American Airlines, Inc. 3.49%, 04/28/2023	326,854
	985,000	Delta Air Lines, Inc. 3.49%, 08/24/2022	992,387

			1,319,241

		Auto Parts & Equipment - 0.0%
	140,000	USI, Inc. 0.00%, 03/30/2024(5)	139,388

		Chemicals - 0.2%
	65,334	Chemours Co. 3.49%, 05/12/2022	65,784
	297,878	Huntsman International LLC 3.99%, 04/01/2023	301,417
	352,000	Minerals Technologies, Inc. 3.41%, 02/14/2024	353,760

The accompanying notes are an integral part of these financial statements.

89

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.1%(4) - (continued)
		Chemicals - 0.2% - (continued)
$	183,615	Nexeo Solutions LLC 4.88%, 06/09/2023	$185,451

			906,412

		Coal - 0.0%
	115,000	Peabody Energy Corp. 0.00%, 03/31/2022(5)	115,288

		Commercial Services - 0.3%
	104,738	DigitalGlobe, Inc. 3.74%, 01/15/2024	105,130
		Global Payments, Inc.
	200,000	0.00%, 04/22/2023(5)	200,650
	61,972	3.49%, 04/22/2023	62,174
	198,500	Hertz Corp. 3.74%, 06/30/2023	198,641
	148,500	KAR Auction Services, Inc. 4.50%, 03/09/2023	149,614
	144,638	Quikrete Holdings, Inc. 4.24%, 11/15/2023	144,848
	223,312	Russell Investment Group 6.74%, 06/01/2023	225,686
	190,000	Team Health Holdings, Inc. 3.75%, 02/06/2024	188,220
	173,217	Trans Union LLC 3.49%, 04/09/2023	174,603
	149,625	Xerox Business Services LLC 4.99%, 12/07/2023	152,119

			1,601,685

		Construction Materials - 0.1%
	500,000	American Builders & Contractors Supply Co., Inc. 3.74%, 10/31/2023	502,915

		Distribution/Wholesale - 0.0%
	119,700	Univar, Inc. 3.74%, 07/01/2022	119,999

		Diversified Financial Services - 0.3%
	500,000	AerCap Holdings N.V. 3.40%, 10/06/2023	505,750
	200,000	AlixPartners LLP 4.15%, 07/28/2022	201,642
	114,425	Camelot UK Holdco Ltd. 4.50%, 10/03/2023	114,940
	433,160	RPI Finance Trust 3.15%, 03/27/2023	434,516
		Telenet International Finance S.a.r.l.
	225,000	0.00%, 03/31/2025(5)	225,562
	395,000	3.97%, 01/31/2025	395,557

			1,877,967

		Electric - 0.1%
	441,663	Calpine Corp. 3.90%, 05/31/2023	443,045
	130,000	Helix Gen Funding LLC 0.00%, 02/23/2024(5)	131,170

			574,215

		Energy-Alternate Sources - 0.2%
	752,446	MEG Energy Corp. 4.63%, 12/31/2023	752,822

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.1%(4) - (continued)
		Energy-Alternate Sources - 0.2% - (continued)
		TEX Operations Co. LLC
$	35,000	3.74%, 08/04/2023	$34,923
	144,638	3.75%, 08/04/2023	144,321

			932,066

		Entertainment - 0.0%
	220,000	Eldorado Resorts LLC 0.00%, 03/13/2024(5)	219,450

		Environmental Control - 0.0%
	132,863	Advanced Disposal Services, Inc. 3.70%, 11/10/2023	133,953

		Food - 0.1%
	263,017	Albertsons LLC 4.40%, 12/22/2022	264,136
	110,952	B&G Foods, Inc. 3.24%, 11/02/2022	111,923
	320,000	JBS USA LLC 3.48%, 10/30/2022	321,315

			697,374

		Healthcare-Products - 0.0%
	100,000	Kinetic Concepts, Inc. 4.40%, 02/02/2024	100,406
	104,475	Revlon Consumer Products Corp. 4.49%, 09/07/2023	104,581

			204,987

		Healthcare-Services - 0.2%
	207,375	Acadia Healthcare Co., Inc. 3.98%, 02/16/2023	207,375
		Community Health Systems, Inc.
	106,231	3.80%, 12/31/2019	105,792
	195,463	4.05%, 01/27/2021	194,159
	244,388	Envision Healthcare Corp. 4.15%, 12/01/2023	246,648
	299,250	inVentiv Health, Inc. 4.80%, 11/09/2023	300,788
	323,797	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	327,903

			1,382,665

		Holding Companies-Diversified - 0.0%
	210,000	PSAV Holdings LLC 0.00%, 04/21/2024(5)	209,475

		Household Products/Wares - 0.1%
	290,000	Galleria Co. 4.00%, 09/29/2023	291,934

		Insurance - 0.1%
		Asurion LLC
	145,979	4.24%, 07/08/2020	146,922
	563,522	4.75%, 11/03/2023	567,748
	99,743	HUB International Ltd. 4.04%, 10/02/2020	100,210

			814,880

		IT Services - 0.0%
	290,000	Tempo Acquisition LLC 0.00%, 03/15/2024(5)	289,782

		Leisure Time - 0.0%
	189,525	Boyd Gaming Corp. 3.45%, 09/15/2023	190,257

The accompanying notes are an integral part of these financial statements.

90

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.1%(4) - (continued)
		Lodging - 0.1%
$	175,000	Caesars Entertainment Operating Co. 0.00%, 03/31/2024(5)	$173,950
	168,725	Station Casinos LLC 3.50%, 06/08/2023	168,571

			342,521

		Media - 0.3%
	100,000	CBS Radio, Inc. 0.00%, 03/02/2024(5)	100,667
	297,000	Charter Communications Operating LLC 3.24%, 01/15/2024	298,411
	301,875	CSC Holdings LLC 3.24%, 07/15/2025	301,606
	328,350	Numericable U.S. LLC 4.42%, 01/14/2025	328,596
	275,000	UPC Financing Partnership 3.74%, 04/15/2025	275,861
	673,321	Virgin Media Bristol LLC 3.74%, 01/31/2025	675,691

			1,980,832

		Oil & Gas - 0.2%
	110,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	118,766
	1,200,250	Energy Transfer Equity L.P. 3.73%, 02/02/2024	1,202,746

			1,321,512

		Packaging & Containers - 0.3%
	421,949	Berry Plastics Group, Inc. 3.24%, 02/08/2020	424,303
	165,000	Flex Acquisition Co., Inc. 4.40%, 12/29/2023	165,723
	966,202	Reynolds Group Holdings, Inc. 3.99%, 02/05/2023	970,975

			1,561,001

		Pharmaceuticals - 0.2%
	370,000	Endo Luxembourg Finance Co. I S.a r.l. 0.00%, 04/05/2024(5)	372,775
	596,663	Quintiles IMS, Inc. 3.08%, 03/07/2024	602,308

			975,083

		Real Estate - 0.1%
	457,671	DTZ U.S. Borrower LLC 4.34%, 11/04/2021	459,323

		Real Estate Investment Trusts - 0.1%
EUR	210,000	Equinix, Inc. 3.25%, 01/05/2024	230,345
$	262,350	MGM Growth Properties Operating Partnership L.P. 3.49%, 04/25/2023	262,820

			493,165

		Retail - 0.2%
	124,740	B.C. Unlimited Liability Co. 3.31%, 02/16/2024	124,771
	300,000	Bass Pro Group LLC 6.15%, 12/16/2023	291,918
	179,100	Coinstar LLC 5.25%, 09/27/2023	179,492

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.1%(4) - (continued)
		Retail - 0.2% - (continued)
$	243,054	Coty, Inc. 3.48%, 10/27/2022	$244,194
	129,025	Harbor Freight Tools USA, Inc. 4.24%, 08/19/2023	128,623
	318,767	Michaels Stores, Inc. 3.75%, 01/30/2023	318,069
	184,075	Yum! Brands, Inc. 2.99%, 06/16/2023	184,995

			1,472,062

		Semiconductors - 0.0%
	162,639	ON Semiconductor Corp. 3.24%, 03/31/2023	163,326

		Software - 0.9%
	250,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	250,658
	278,602	Dell, Inc. 3.50%, 09/07/2023	279,583
		First Data Corp.
	446,918	3.49%, 04/26/2024	446,731
	909,630	3.99%, 07/10/2022	914,405
	230,000	Go Daddy Operating Co. LLC 3.49%, 02/15/2024	230,893
	566,814	Infor U.S., Inc. 3.90%, 02/01/2022	565,488
	18,702	MA FinanceCo LLC 0.00%, 04/18/2024(5)	18,754
	1,676,099	Magic Newco LLC 5.00%, 12/12/2018	1,677,590
	165,000	Misys Europe S.A. 0.00%, 04/27/2024(5)	166,135
	126,298	Seattle Spinco, Inc. 0.00%, 04/30/2024(5)	126,653
	240,960	SS&C Technologies, Inc. 3.24%, 07/08/2022	242,617
	491,288	WEX, Inc. 4.49%, 07/01/2023	496,048

			5,415,555

		Telecommunications - 0.6%
	630,000	Level 3 Financing, Inc. 3.24%, 02/22/2024	631,802
	190,000	MaxLinear, Inc. 0.00%, 04/05/2024(5)	190,000
	440,000	Sprint Communications, Inc. 3.50%, 02/02/2024	440,277
	992,413	Telesat Canada 4.15%, 11/17/2023	999,360
	983,292	Univision Communications, Inc. 3.75%, 03/15/2024	976,379
	100,095	Zayo Group LLC 3.50%, 01/19/2024	100,727

			3,338,545

		Trucking & Leasing - 0.1%
	300,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.74%, 03/20/2022	304,368

		Total Senior Floating Rate Interests (cost $30,777,871)	$30,951,748

The accompanying notes are an integral part of these financial statements.

91

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.0%
		FNMA - 0.0%
$	834	FNMA 10.50%, 12/01/2018	$838

		Total U.S. Government Agencies (cost $849)	$838

U.S. GOVERNMENT SECURITIES - 80.7%
		U.S. Treasury Securities - 80.7%
		U.S. Treasury Bonds - 7.2%
$	35,540,482	U.S. Treasury Bonds 2.50%, 01/15/2029(3)	$43,718,311

			43,718,311

		U.S. Treasury Notes - 73.5%
	19,183,627	0.13%, 04/15/2018(3)(6)	19,223,912
	20,608,286	0.13%, 04/15/2019(3)	20,799,118
	4,239,570	0.13%, 04/15/2020(3)	4,289,448
	12,465,216	0.13%, 04/15/2021(3)	12,584,022
	6,126,320	0.13%, 04/15/2022(3)	6,166,105
	68,353,354	0.13%, 07/15/2022(3)	68,999,498
	39,266,225	0.13%, 01/15/2023(3)	39,353,671
	64,705,648	0.13%, 07/15/2024(3)	64,407,420
	4,298,670	0.25%, 01/15/2025(3)	4,279,004
	42,433,134	0.38%, 07/15/2025(3)	42,794,367
	73,322,853	0.63%, 01/15/2024(3)	75,365,041
	20,177,371	1.13%, 01/15/2021(3)(7)	21,204,359
	60,239,461	1.25%, 07/15/2020(3)	63,514,982

			442,980,947

			486,699,258

		Total U.S. Government Securities (cost $483,948,436)	$486,699,258

		Total Long-Term Investments (cost $550,009,852)	$553,677,323

SHORT-TERM INVESTMENTS - 1.2%
		Other Investment Pools & Funds - 1.2%
	7,164,358	Fidelity Institutional Government Fund, Institutional Class	$7,164,358

		Total Short-Term Investments (cost $7,164,358)	$7,164,358

Total Investments (cost $557,174,210) ^	93.0%	$560,841,681
Other Assets and Liabilities	7.0%	41,967,931

Total Net Assets	100.0%	$602,809,612

The accompanying notes are an integral part of these financial statements.

92

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$4,800,729
Unrealized Depreciation	(1,133,258)

Net Unrealized Appreciation	$3,667,471

(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(3)	The principal amount for these securities is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(4)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(5)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(6)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

(7)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. 10-Year Ultra Future	26	06/21/2017	$3,442,136	$3,521,781	$79,645
U.S. Treasury 10-Year Note Future	115	06/21/2017	14,277,921	14,457,656	179,735
U.S. Treasury 5-Year Note Future	70	06/30/2017	8,225,206	8,288,438	63,232

Total					$322,612

Short position contracts:
Long Gilt Future	64	06/28/2017	$10,534,228	$10,632,653	$(98,425)
U.S. Treasury 2-Year Note Future	235	06/30/2017	50,870,275	50,903,203	(32,928)

Total					$(131,353)

Total futures contracts					$191,259

OTC Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.AAA.6	GSC	USD	19,525,881	0.50%	05/11/63	$—	$(15,763)	$(950)	$14,813

Total traded indices						$—	$(15,763)	$(950)	$14,813

Total OTC contracts						$—	$(15,763)	$(950)	$14,813

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

93

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
BCLY	1.40% Fixed	CPURNSA	USD	16,050,000	01/15/18	$—	$—	$(41,371)	$(41,371)
BCLY	2.29% Fixed	CPURNSA	USD	29,572,000	01/15/22	—	—	(193,974)	(193,974)
BOA	2.12% Fixed	CPURNSA	USD	9,480,000	01/15/24	—	—	4,366	4,366
DEUT	1.44% Fixed	CPURNSA	USD	16,190,000	09/11/20	—	—	357,307	357,307

Total						$—	$—	$126,328	$126,328

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	0.93% Fixed	USD	13,439,000	08/22/24	$—	$—	$775,376	$775,376
12M Federal Funds Rate	1.03% Fixed	USD	9,012,000	09/06/26	—	—	656,882	656,882
12M Federal Funds Rate	1.00% Fixed	USD	3,322,000	09/29/26	94,840	—	256,019	161,179

Total					$94,840	$—	$1,688,277	$1,593,437

Bond Forward Contracts Outstanding at April 30, 2017
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA	U.S. Treasury Bonds, 0.13%, 04/15/2020	USD	6,975,035	05/31/2017	$(2,174)
BOA	U.S. Treasury Bonds, 0.13%, 07/15/2024	USD	11,906,077	05/31/2017	24,095
BOA	U.S. Treasury Bonds, 0.63%, 01/15/2024	USD	4,103,126	05/31/2017	(3)
BOA	U.S. Treasury Bonds, 0.63%, 01/15/2026	USD	17,400,273	05/31/2017	66,337
BOA	U.S. Treasury Bonds, 2.38%, 01/15/2025	USD	24,884,246	05/31/2017	106,932

Total					$195,187

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Buy	05/31/17	CBA	$1,206,662	$1,193,667	$(12,995)
AUD	Buy	05/31/17	ANZ	1,207,008	1,193,666	(13,342)
BRL	Sell	06/21/17	SSG	3,581,354	3,617,167	(35,813)
CAD	Buy	05/31/17	ANZ	8,399,271	8,258,151	(141,120)
CHF	Sell	05/31/17	SCB	3,725,803	3,727,202	(1,399)
COP	Buy	06/21/17	JPM	2,979,899	2,901,778	(78,121)
COP	Sell	06/21/17	SCB	4,310,844	4,431,488	(120,644)
EUR	Sell	05/31/17	CBK	7,575,392	7,680,779	(105,387)
GBP	Sell	05/31/17	UBS	6,121,714	6,200,438	(78,724)
JPY	Sell	05/15/17	HSBC	38,073,534	37,249,153	824,381
JPY	Sell	05/31/17	HSBC	5,415,042	5,355,860	59,182
JPY	Sell	05/31/17	NOM	3,576,280	3,534,865	41,415
JPY	Sell	05/31/17	DEUT	1,838,270	1,820,986	17,284

The accompanying notes are an integral part of these financial statements.

94

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
MXN	Sell	06/21/17	JPM	$1,195,632	$1,192,738	$2,894
MXN	Sell	06/21/17	GSC	269,686	270,248	(562)
MXN	Sell	06/21/17	SSG	1,481,254	1,501,269	(20,015)
RUB	Sell	06/21/17	BOA	3,539,264	3,676,194	(136,930)
THB	Sell	06/21/17	JPM	3,201,925	3,269,508	(67,583)
ZAR	Sell	06/21/17	JPM	1,849,437	1,815,197	34,240
ZAR	Sell	06/21/17	CBK	1,445,404	1,421,560	23,844

Total						$190,605

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
NOM	Nomura International
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
THB	Thai Baht
ZAR	South African Rand

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
FNMA	Federal National Mortgage Association
OTC	Over-the-Counter

The accompanying notes are an integral part of these financial statements.

95

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$16,594,349	$-—	$16,594,349	$—
Foreign Government Obligations	19,431,130	—	19,431,130	—
Senior Floating Rate Interests	30,951,748	—	30,951,748	—
U.S. Government Agencies	838	—	838	—
U.S. Government Securities	486,699,258	—	486,699,258	—
Short-Term Investments	7,164,358	7,164,358	—	—
Bond Forward Contracts(2)	197,364	—	197,364	—
Foreign Currency Contracts(2)	1,003,240	—	1,003,240	—
Futures Contracts(2)	322,612	322,612	—	—
Swaps - Credit Default(2)	14,813	—	14,813	—
Swaps - Interest Rate(2)	1,955,110	—	1,955,110	—

Total	$564,334,820	$7,486,970	$556,847,850	$—

Liabilities
Bond Forward Contracts(2)	$(2,177)	$—	$(2,177)	$—
Foreign Currency Contracts(2)	(812,635)	—	(812,635)	—
Futures Contracts(2)	(131,353)	(131,353)	—	—
Swaps - Interest Rate(2)	(235,345)	—	(235,345)	—

Total	$(1,181,510)	$(131,353)	$(1,050,157)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

96

Hartford Municipal Income Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.7%
		Alabama - 1.9%
$	145,000	Alabama 21st Century Auth Rev 5.00%, 06/01/2021	$164,569
	200,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	238,318

			402,887

		Alaska - 0.6%
	100,000	CIVICVentures, AK, Rev 5.00%, 09/01/2023	115,367

		Arizona - 1.1%
	200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	234,358

		California - 8.1%
	250,000	Abag Finance Auth for Nonprofit Corps., CA, Rev 6.00%, 08/01/2030	290,157
	170,000	Alameda Corridor, CA, Transportation Auth Rev 0.00%, 10/01/2018(1)	164,441
	160,000	California County Tobacco Securitization Agency 5.00%, 06/01/2020	176,221
	250,000	California Health Facs Finance Auth Rev 5.88%, 07/01/2025	276,157
	45,000	Elk Grove, CA, Finance Auth Special Tax 5.00%, 09/01/2032	51,551
	150,000	Inglewood, CA, Redevelopment Agency 5.00%, 05/01/2027	179,753
	90,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	95,998
		Orange County, CA, Community Facs Dist
	100,000	5.00%, 08/15/2023	112,223
	150,000	5.00%, 08/15/2033	165,692
	10,000	Palomar Health, CA, Rev 3.00%, 11/01/2017	10,051
	255,000	San Joaquin Hills, CA, Transportation Corridor Agency 0.00%, 01/15/2025(1)	190,834

			1,713,078

		Colorado - 1.7%
	150,000	Denver Convention Center Hotel, CO, Auth Rev 5.00%, 12/01/2040	164,334
		E-470 Public Highway, CO, Auth Rev
	45,000	1.72%, 09/01/2039(2)	45,180
	25,000	5.00%, 09/01/2019	27,036
	100,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2023	112,428

			348,978

		Connecticut - 2.1%
	50,000	City of Hartford, CT, GO 5.00%, 07/01/2027	56,302
	100,000	Connecticut State Health & Educational Facs Auth 3.25%, 09/01/2021(3)	100,192
	250,000	Town of Hamden, CT, GO 5.00%, 08/15/2025	293,630

			450,124

		District of Columbia - 1.7%
	300,000	Dist of Columbia, GO 5.00%, 06/01/2025	366,318

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.7% - (continued)
		Florida - 3.5%
$	200,000	City of Port State Lucie, FL 4.00%, 07/01/2027	$212,284
		Lee County, FL, Airport Rev
	125,000	5.00%, 10/01/2032	141,572
	100,000	5.00%, 10/01/2033	112,629
		Miami-Dade County, FL, Aviation Rev
	15,000	5.00%, 10/01/2029	17,263
	15,000	5.00%, 10/01/2031	17,107
	20,000	5.00%, 10/01/2032	22,699
	20,000	5.00%, 10/01/2033	22,589
	65,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2023	74,404
	100,000	Orange County, FL, Health Facs Auth 5.00%, 08/01/2031	110,400

			730,947

		Georgia - 1.2%
	70,000	Burke County, GA, DA Rev 2.35%, 10/01/2032(2)	70,652
	45,000	Georgia Housing & Finance Auth Rev 3.50%, 06/01/2039	46,816
	125,000	Municipal Electric Auth, GA 5.00%, 11/01/2022	142,534

			260,002

		Illinois - 20.5%
	100,000	Chicago, IL, Board of Education 5.75%, 04/01/2035	102,499
	250,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2041	269,325
	100,000	Chicago, IL, O’Hare International Airport Rev 5.00%, 01/01/2029	114,848
	250,000	Chicago, IL, Park Dist, GO 5.00%, 01/01/2020	262,692
		Chicago, IL, Transit Auth Rev
	75,000	5.00%, 06/01/2020	82,082
	160,000	5.25%, 12/01/2024	177,674
	250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	249,810
	105,000	City of Chicago, IL, Waterworks Rev 5.00%, 11/01/2018	110,539
		Cook County, IL, Community High School Dist No. 212 Leyden
	105,000	5.00%, 12/01/2027	119,518
	170,000	5.00%, 12/01/2030	190,320
	105,000	Cook County, IL, GO 5.00%, 11/15/2028	112,536
	250,000	Illinois Sales Tax Rev 5.00%, 06/15/2025	287,535
		Illinois State Finance Auth Rev
	90,000	4.50%, 05/15/2020	93,297
	125,000	5.00%, 08/15/2017	126,103
	15,000	5.00%, 07/01/2018	15,685
	150,000	5.00%, 11/15/2030	168,991
	150,000	5.00%, 02/15/2033	160,407
	245,000	5.00%, 08/15/2035	263,010
	150,000	5.00%, 10/01/2041	166,634
		Illinois State, GO
	100,000	5.00%, 07/01/2017	100,514
	250,000	5.00%, 05/01/2029	256,525

The accompanying notes are an integral part of these financial statements.

97

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.7% - (continued)
		Illinois - 20.5% - (continued)
$	150,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2035	$163,911
	100,000	Kane McHenry Cook & DeKalb Counties, IL, USD GO 5.00%, 01/01/2023	114,882
	150,000	Kendall Kane & Will County, IL, USD GO 5.00%, 02/01/2024	173,439
	125,000	Metropolitan Pier & Exposition Auth, IL 0.00%, 06/15/2020(1)	115,330
		Regional Transportation, IL, Auth Rev
	80,000	5.00%, 06/01/2026	92,170
	125,000	6.25%, 07/01/2022	150,924
	90,000	University of Illinois, IL, Auxiliary Facs Rev 5.00%, 04/01/2024	102,503

			4,343,703

		Indiana - 0.4%
	85,000	Indianapolis, IN, Airport Auth Rev 4.75%, 01/01/2030	90,321

		Louisiana - 2.2%
		Louisiana State Local Gov’t Environmental Facs & Community DA Rev
	100,000	5.75%, 11/15/2030	102,434
	100,000	6.00%, 11/15/2030	104,474
		Louisiana State Public Facs Auth Rev
	100,000	5.00%, 05/15/2035	109,690
	100,000	5.00%, 05/15/2047	107,911
	40,000	6.38%, 05/15/2031	47,882

			472,391

		Massachusetts - 2.0%
	100,000	Commonwealth of Massachusetts, GO 4.00%, 09/01/2034	105,249
	100,000	Massachusetts Health & Educational Facs Auth 5.00%, 07/01/2039	106,685
	200,000	Massachusetts State PA 4.00%, 07/01/2046	201,674

			413,608

		Michigan - 3.0%
	150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2046	164,905
		Michigan Finance Auth
	150,000	5.00%, 04/01/2019	159,180
	100,000	5.00%, 07/01/2035	108,348
	100,000	5.00%, 05/15/2038	108,817
	50,000	State of Michigan 5.00%, 03/15/2027	60,238
	35,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	40,373

			641,861

		Minnesota - 1.4%
	20,000	Duluth, MN, ISD, No. 709 4.00%, 02/01/2027	21,963
	100,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2031	113,342
	100,000	Rochester, MN, Healthcare & Housing Rev Facs 4.00%, 12/01/2019	103,164

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.7% - (continued)
		Minnesota - 1.4% - (continued)
$	50,000	Saint Paul, MN, Housing & Redevelopment Auth Healthcare Rev 5.25%, 11/15/2028	$54,959

			293,428

		Missouri - 0.5%
	100,000	Kirkwood, MO, IDA 5.25%, 05/15/2032	106,249

		Montana - 0.8%
	150,000	Montana Facs Finance Auth 5.00%, 02/15/2033	168,496

		Nebraska - 0.5%
	100,000	Central Plains, NE, Energy Proj Gas Rev 5.25%, 12/01/2021	114,478

		Nevada - 1.7%
	95,000	Clark County, NV 2.25%, 12/01/2019	95,641
	250,000	Clark County, NV, School Dist GO 5.00%, 06/15/2022	256,318

			351,959

		New Jersey - 3.6%
	205,000	City of Bayonne, NJ, GO 5.00%, 07/01/2034	230,797
	285,000	New Jersey Educational Facs Auth Rev 5.00%, 09/01/2019	300,741
		New Jersey Health Care Facs Financing Auth Rev
	150,000	5.00%, 07/01/2022	173,073
	50,000	5.25%, 07/01/2026	57,929

			762,540

		New York - 6.9%
	250,000	City of New York, NY, GO 5.00%, 12/01/2035	289,095
	100,000	Liberty Corp., NY, Development Goldman Sachs Headquarters 5.25%, 10/01/2035	121,159
	40,000	Long Island, NY, Power Auth 1.57%, 05/01/2033(2)	40,102
		Metropolitan Transportation Auth, NY, Rev
	100,000	5.25%, 11/15/2036	118,170
	70,000	5.25%, 11/15/2040	78,206
	100,000	New York City Water & Sewer System 5.00%, 06/15/2043	109,802
	130,000	New York City, NY, Transitional Finance Auth 5.00%, 11/01/2038	148,617
	150,000	New York State Dormitory Auth Rev 5.00%, 03/15/2031	175,923
		New York Transportation Development Corp. Rev
	75,000	5.00%, 08/01/2018	77,693
	100,000	5.00%, 07/01/2046	106,778
	80,000	Town of Oyster Bay, NY, GO 3.00%, 08/15/2020	77,607
	100,000	TSASC, Inc., NY 5.00%, 06/01/2023	114,438

			1,457,590

		North Carolina - 0.1%
	25,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027(4)	29,298

The accompanying notes are an integral part of these financial statements.

98

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.7% - (continued)
		Ohio - 3.8%
$	200,000	American Municipal Power, Inc., OH 4.00%, 02/15/2036	$204,758
		Buckeye, OH, Tobacco Settlement Finance Auth
	250,000	6.00%, 06/01/2042	242,430
	150,000	6.50%, 06/01/2047	150,495
		City of Cleveland, OH, Airport System Rev
	60,000	5.00%, 01/01/2022	68,000
	55,000	5.00%, 01/01/2023	63,343
	70,000	County of Montgomery, OH 5.00%, 05/01/2039	72,937
	25,000	Ohio Air Quality DA Rev 3.13%, 07/01/2033(2)	11,059

			813,022

		Oregon - 0.1%
	15,000	Washington County, OR, School Dist No. 48, GO 0.00%, 06/15/2035(1)(4)	16,430

		Pennsylvania - 5.8%
		Beaver County, PA, IDA Rev
	50,000	2.50%, 12/01/2041(2)	37,749
	50,000	2.70%, 04/01/2035(2)	22,119
	100,000	Delaware River, PA, JT Toll Bridge Commission 5.00%, 07/01/2047	113,003
	100,000	Lancaster County, PA, Hospital Auth 5.13%, 07/01/2037	106,304
	100,000	Montgomery County, PA, IDA Rev 5.00%, 12/01/2025	113,326
	150,000	Pennsylvania Higher Educational Facs Auth Rev 5.00%, 05/01/2025	176,664
		Pennsylvania Turnpike Commission Rev
	250,000	1.88%, 12/01/2021(2)	251,077
	150,000	5.00%, 12/01/2025	178,023
	90,000	5.00%, 12/01/2031	102,521
	115,000	Philadelphia, PA, School Dist GO 5.00%, 09/01/2019	122,130

			1,222,916

		Puerto Rico - 0.6%
	200,000	Commonwealth of Puerto Rico, GO 6.00%, 07/01/2039*	122,500

		Rhode Island - 1.2%
	80,000	Rhode Island Health & Educational Bldg Corp. 5.00%, 05/15/2028	92,871
	160,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	164,259

			257,130

		South Carolina - 0.3%
	50,000	South Carolina State Public Service Auth 5.00%, 12/01/2034	53,917

		Tennessee - 2.0%
	150,000	Shelby County, TN, Health Educational & Housing Facs Board Rev 5.00%, 09/01/2025	166,812
	250,000	Tennessee Housing Development Agency Rev 3.50%, 01/01/2047	262,792

			429,604

		Texas - 12.5%
	150,000	Arlington, TX, Higher Education Finance Corp. Rev 4.00%, 08/15/2030	161,441

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.7% - (continued)
		Texas - 12.5% - (continued)
$	250,000	Central Texas Turnpike System Rev 5.00%, 08/15/2042	$274,417
	200,000	City of Austin, TX, Airport System Rev 5.00%, 11/15/2031	224,640
	250,000	City of San Antonio, TX, Electric & Gas Systems Rev 5.00%, 02/01/2032	294,290
	250,000	Dallas/Fort Worth, TX, International Airport Rev 5.00%, 11/01/2043	271,837
	150,000	El Paso, TX, ISD GO 5.00%, 08/15/2027	182,000
	100,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	111,197
	75,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2023	84,489
	150,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2040	167,192
	100,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2031	104,615
	185,000	North Texas Tollway Auth Rev 6.25%, 01/01/2039	200,202
	180,000	Northside, TX, ISD GO 1.65%, 08/01/2045(2)	180,997
	100,000	Tarrant County, TX, Cultural Education Facs Finance Corp 4.50%, 11/15/2021	100,092
	250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2025	286,900

			2,644,309

		Virginia - 1.2%
	150,000	Chesapeake Bay, VA, Bridge & Tunnel Dist 5.00%, 07/01/2046	165,517
	90,000	Wise County, VA, IDA Rev 1.88%, 11/01/2040(2)	90,067

			255,584

		Washington - 3.2%
	300,000	State of Washington, GO 5.00%, 08/01/2032	352,083
	95,000	Tobacco Settlement Auth Rev, WA 5.00%, 06/01/2017	95,326
	115,000	Washington State Health Care Facs Auth Rev 5.00%, 01/01/2026	134,620
	100,000	Washington State Housing Finance Commission Rev 7.00%, 07/01/2050(3)	96,018

			678,047

		Wisconsin - 0.5%
	100,000	Public Finance Auth, WI 5.00%, 05/15/2019(3)	105,231

		Total Municipal Bonds (cost $20,445,452)	$20,466,671

		Total Long-Term Investments (cost $20,445,452)	$20,466,671

The accompanying notes are an integral part of these financial statements.

99

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.0%
	Other Investment Pools & Funds - 2.0%
422,561	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$422,561

	Total Short-Term Investments (cost $422,561)	$422,561

Total Investments (cost $20,868,013)^	98.7%	$20,889,232
Other Assets and Liabilities	1.3%	268,301

Total Net Assets	100.0%	$21,157,533

The accompanying notes are an integral part of these financial statements.

100

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$319,048
Unrealized Depreciation	(297,829)

Net Unrealized Appreciation	$21,219

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(1)	Security is a zero-coupon bond.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $301,441, which represented 1.4% of total net assets.

(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $46,950 at April 30, 2017.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	United School District
VA	Veterans Administration

The accompanying notes are an integral part of these financial statements.

101

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$20,466,671	$—	$20,466,671	$—
Short-Term Investments	422,561	422,561	—	—

Total	$20,889,232	$422,561	$20,466,671	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

102

The Hartford Municipal Opportunities Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4%
		Alabama - 0.9%
$	1,615,000	Alabama Federal Aid Highway Finance Auth 5.00%, 09/01/2026	$1,855,134
	1,415,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	1,686,100
	2,000,000	Jefferson County, AL, Sewer Rev 5.00%, 10/01/2017	2,026,380

			5,567,614

		Alaska - 0.4%
	2,000,000	CIVICVentures, AK, Rev 5.00%, 09/01/2025	2,336,060

		Arizona - 1.0%
	265,000	Estrella Mountain Ranch, AZ, Community Facs Dist GO 6.20%, 07/15/2032	267,796
	380,000	Maricopa County, AZ, IDA 5.25%, 07/01/2032	382,679
	1,400,000	Pima County, AZ, IDA Education Rev, Legacy Traditional Charter School 8.50%, 07/01/2039	1,594,474
	3,000,000	Salt River, AZ, Agricultural Improvement 5.00%, 12/01/2027	3,459,960
	855,000	Salt Verde Financial Corp., AZ 5.25%, 12/01/2020	960,866

			6,665,775

		California - 10.2%
		Alameda Corridor, CA, Transportation Auth
	600,000	5.00%, 10/01/2024	697,362
	500,000	5.00%, 10/01/2025	584,365
		California County Tobacco Securitization Agency
	175,000	4.00%, 06/01/2017	175,392
	800,000	4.00%, 06/01/2018	823,472
	1,000,000	California County, CA, Tobacco Securitization 5.00%, 06/01/2022	1,145,710
		California State Communities DA Rev
	955,000	1.55%, 04/01/2036(1)	806,574
	1,000,000	5.63%, 10/01/2032	1,067,300
		California State Health Facs
	750,000	5.00%, 02/01/2029	871,763
	1,500,000	6.00%, 07/01/2029	1,660,950
	1,000,000	California State Public Works Board, Correctional Facs Improvement 6.00%, 03/01/2035	1,135,740
	2,000,000	California State Public Works Board, Lease Rev 5.25%, 10/01/2023	2,313,380
	2,000,000	California State Public Works Board, State University Trustees 6.25%, 04/01/2034	2,200,660
	2,000,000	California State, GO 5.00%, 08/01/2029	2,383,040
	780,000	City of Los Angeles, CA, Department of Airports 5.00%, 05/15/2030	908,669
	910,000	Elk Grove, CA, Finance Auth Special Tax 5.00%, 09/01/2032	1,042,478
	660,000	Foothill-Eastern, CA, Transportation Corridor Agency 5.00%, 01/15/2053(1)	664,534

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		California - 10.2% - (continued)
$	5,000,000	Golden State, CA, Tobacco Securitization Corp. 5.75%, 06/01/2047	$5,023,549
		Hemet, CA, USD Finance Auth Special Tax
	1,440,000	5.00%, 09/01/2030	1,575,360
	535,000	5.00%, 09/01/2031	582,626
		Inglewood, CA, Redevelopment Agency
	800,000	5.00%, 05/01/2028	950,208
	800,000	5.00%, 05/01/2029	940,304
	5,225,000	Long Beach, CA, Finance Auth Natural Gas 2.15%, 11/15/2027(1)	4,943,790
	3,600,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	3,839,904
	1,000,000	Oakland, CA, Airport Rev 5.00%, 05/01/2026	1,106,110
		Orange County, CA, Community Facs Dist, Special Tax
	1,000,000	5.00%, 08/15/2034	1,086,020
	1,000,000	5.00%, 08/15/2036	1,094,720
	2,500,000	5.00%, 08/15/2041	2,734,750
	480,000	Palomar Health, CA, Rev 3.00%, 11/01/2017	482,443
	500,000	Port of Oakland, CA 5.00%, 05/01/2023	567,140
	1,000,000	Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation 5.00%, 09/01/2029	1,167,140
	1,150,000	San Bernardino, CA, USD GO 5.00%, 08/01/2021	1,312,346
	1,000,000	San Buenaventura, CA, Community Memorial Health System 7.50%, 12/01/2041	1,148,200
	3,000,000	San Diego, CA, Redevelopment Agency Tax Allocation 7.00%, 11/01/2039	3,436,740
		San Diego, CA, USD GO
	805,000	4.00%, 07/01/2034	842,062
	865,000	4.00%, 07/01/2035	901,062
	875,000	San Joaquin Hills, CA, Transportation Auth 5.00%, 01/15/2029	988,706
		San Jose, CA, Redevelopment Agency
	2,575,000	5.00%, 08/01/2022	2,597,402
	500,000	6.50%, 08/01/2023	529,860
		San Mateo, CA, Joint Powers Finance Auth
	1,250,000	5.00%, 06/15/2029	1,486,625
	1,250,000	5.00%, 06/15/2030	1,478,462
	1,335,000	Santa Cruz County, CA, Redevelopment Agency 6.63%, 09/01/2029	1,504,024
		Santa Margarita, CA, Water Dist Special Tax
	500,000	4.25%, 09/01/2021	536,940
	500,000	5.00%, 09/01/2022	554,860
	500,000	5.00%, 09/01/2023	558,445
	1,095,000	5.00%, 09/01/2028	1,208,497
	1,500,000	Stockton, CA, Redevelopment Agency 5.00%, 09/01/2029	1,730,580
		Tustin, CA, Community Facs Dist, Special Tax
	775,000	5.00%, 09/01/2020	850,260
	600,000	5.00%, 09/01/2021	670,026

			66,910,550

The accompanying notes are an integral part of these financial statements.

103

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Colorado - 1.4%
$	1,330,000	Colorado Health Facs Auth Rev 1.92%, 10/01/2039(1)	$1,330,439
	3,610,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2027	4,123,089
	1,510,000	E-470 Public Highway, CO, Auth Rev 1.72%, 09/01/2039(1)	1,516,040
	2,000,000	Park Creek, CO, Metropolitan Dist 5.00%, 12/01/2029	2,226,860

			9,196,428

		Connecticut - 2.7%
	5,000,000	City of Bridgeport, CT, GO 5.00%, 08/15/2025	5,780,000
	1,500,000	City of New Britain, CT, GO 5.00%, 03/01/2031	1,724,715
	2,600,000	City of New Haven, CT, GO 5.00%, 08/01/2024	2,990,988
		Connecticut Housing Finance Auth
	755,000	4.00%, 11/15/2044	801,750
	1,855,000	4.00%, 11/15/2045	1,975,556
	700,000	Connecticut State Health & Educational Facs Auth 2.88%, 09/01/2020(2)	700,070
	2,500,000	Connecticut State, GO 5.00%, 04/15/2029(3)	2,899,325
	1,000,000	Town of Hamden, CT, GO 4.00%, 08/15/2018	1,032,160

			17,904,564

		Florida - 4.7%
		City of Port State Lucie, FL
	2,410,000	4.00%, 07/01/2028	2,536,501
	2,415,000	4.00%, 07/01/2029	2,520,415
		Collier County, FL, IDA
	200,000	6.25%, 05/15/2035(2)	200,494
	500,000	7.00%, 05/15/2024(2)	566,590
	1,965,000	Florida Village Community Development Dist No. 8 6.38%, 05/01/2038	2,033,618
	1,040,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2024	1,176,729
	2,000,000	Jacksonville, FL, Econ Development Commission 6.25%, 09/01/2027(2)	2,020,360
	1,750,000	Lakeland, FL, Retirement Community Rev 6.38%, 01/01/2043	1,816,605
	500,000	Magnolia Creek, FL, Community Development Dist Capital Improvement 5.90%, 05/01/2039*	105,000
	1,000,000	Miami Beach, FL, Redevelopment Agency 5.00%, 02/01/2026	1,156,930
		Miami-Dade County, FL, Aviation Rev
	1,000,000	5.00%, 10/01/2024	1,140,440
	2,500,000	5.00%, 10/01/2026	2,840,175
	200,000	5.00%, 10/01/2035	221,220
	3,000,000	Miami-Dade County, FL, GO 5.00%, 07/01/2032	3,466,590
	2,000,000	Miami-Dade County, FL, School Board 5.00%, 08/01/2027	2,370,420
		Orange County, FL, Health Facs Auth
	1,190,000	5.00%, 08/01/2024	1,366,417
	1,280,000	5.00%, 08/01/2025	1,458,995
	1,350,000	5.00%, 08/01/2026	1,525,486

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Florida - 4.7% - (continued)
$	1,000,000	Palm Beach County, FL, Health Facs Auth 6.75%, 06/01/2024	$1,149,040
	715,000	River Bend Community Development Dist, FL, Capital Improvement Rev 7.13%, 11/01/2015*	73,645
	375,000	Village, FL, Community Development Dist No. 11 3.25%, 05/01/2019	383,205
	775,000	Volusia County, FL, School Board 5.00%, 08/01/2025	921,274

			31,050,149

		Georgia - 1.3%
	2,860,000	Burke County, GA, DA Rev 2.35%, 10/01/2032(1)	2,886,655
	1,500,000	Dekalb Newton and Gwinnett Counties, GA, Joint DA 6.00%, 07/01/2034	1,657,545
	1,500,000	Marietta, GA, DA Life University, Inc. Proj 7.00%, 06/15/2030	1,556,925
		Municipal Electric Auth, GA
	1,000,000	5.00%, 11/01/2022	1,140,270
	1,075,000	5.00%, 01/01/2024	1,219,050

			8,460,445

		Hawaii - 0.2%
	1,000,000	Hawaii State Dept of Transportation 5.00%, 08/01/2022	1,147,550

		Illinois - 15.2%
	745,000	Aurora, IL, Tax Increment Rev 6.75%, 12/30/2027	773,496
	1,255,000	Chicago, IL, Board of Education 6.00%, 01/01/2020	1,331,066
	1,510,000	Chicago, IL, Board of Education, GO 5.00%, 12/01/2042	1,203,998
	565,000	Chicago, IL, Board of Education, Special Tax 6.00%, 04/01/2046	588,962
		Chicago, IL, Metropolitan Water Reclamation Dist GO
	3,500,000	5.00%, 12/01/2027	4,155,830
	2,530,000	5.00%, 12/01/2031	2,796,156
		Chicago, IL, Midway International Airport
	500,000	5.00%, 01/01/2021	555,495
	1,420,000	5.00%, 01/01/2031	1,568,958
		Chicago, IL, O’Hare International Airport
	650,000	5.00%, 01/01/2029	754,943
	2,545,000	5.00%, 01/01/2030	2,904,074
		Chicago, IL, Park Dist, GO
	65,000	5.00%, 01/01/2019	68,212
	275,000	5.00%, 01/01/2020	288,962
	700,000	5.00%, 01/01/2025	787,983
	2,750,000	5.00%, 01/01/2026	3,077,965
	100,000	5.00%, 01/01/2036	105,164
	500,000	5.25%, 01/01/2037	530,150
		Chicago, IL, Transit Auth
	3,000,000	5.00%, 06/01/2020	3,257,010
	800,000	5.25%, 12/01/2027	879,312
	5,000,000	5.25%, 12/01/2028	5,486,700
		City of Chicago, IL, GO
	1,700,000	4.00%, 01/01/2018	1,700,918
	980,000	5.00%, 01/01/2021	998,630
	700,000	5.00%, 12/01/2023	704,067
	2,000,000	5.00%, 01/01/2024	2,025,860

The accompanying notes are an integral part of these financial statements.

104

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Illinois - 15.2% - (continued)
		City of Chicago, IL, Wastewater Transmission Rev
$	715,000	5.00%, 01/01/2028	$784,984
	1,785,000	5.00%, 01/01/2029	1,950,934
		City of Chicago, IL, Waterworks Rev
	615,000	5.00%, 11/01/2017	616,642
	135,000	5.00%, 11/01/2023	150,830
	1,000,000	5.00%, 11/01/2027	1,126,310
	1,020,000	5.00%, 11/01/2028	1,129,303
	3,465,000	Cook County, IL, Community Consolidated School Dist No. 15, GO 5.00%, 12/01/2024	4,067,390
		Cook County, IL, Community High School Dist No. 212 Leyden
	1,775,000	5.00%, 12/01/2026	2,033,404
	1,000,000	5.00%, 12/01/2034	1,099,060
	3,415,000	Cook County, IL, GO 5.00%, 11/15/2027	3,856,696
	1,400,000	Illinois Finance Auth Rev, Art Institute of Chicago 6.00%, 03/01/2038	1,522,976
	3,000,000	Illinois Finance Auth Rev, Silver Cross Hospital and Medicine 5.50%, 08/15/2030	3,100,110
	4,000,000	Illinois Metropolitan Pier & Exposition Auth 0.00%, 12/15/2024(4)	3,082,560
		Illinois State Finance Auth Rev
	1,000,000	5.00%, 11/15/2023	1,177,510
	4,000,000	5.00%, 02/15/2027	4,472,120
	700,000	5.00%, 10/01/2028	825,986
	665,000	5.00%, 11/15/2028	759,091
	1,650,000	5.00%, 11/15/2031	1,848,973
	1,500,000	5.00%, 11/15/2033	1,661,895
	1,510,000	5.00%, 11/15/2034	1,659,460
	1,240,000	7.75%, 08/15/2034	1,422,974
	1,500,000	Illinois State GO 5.00%, 08/01/2025	1,553,010
	1,000,000	Illinois State Toll Highway Auth, Taxable Rev 5.00%, 12/01/2031	1,148,220
		Illinois State, GO
	1,500,000	5.00%, 01/01/2022	1,557,795
	985,000	5.00%, 02/01/2026	1,024,351
	1,500,000	5.25%, 01/01/2021	1,592,580
	1,455,000	6.50%, 06/15/2022	1,633,223
		Kane Cook & DuPage Counties, IL, GO
	2,800,000	5.00%, 01/01/2031	3,108,952
	1,700,000	5.00%, 01/01/2034	1,864,016
	1,700,000	5.00%, 01/01/2035	1,857,658
		Kane McHenry Cook & DeKalb Counties, IL, USD GO
	1,250,000	5.00%, 01/01/2027	1,439,325
	2,000,000	5.00%, 01/01/2029	2,342,300
	1,665,000	Kendall Kane & Will County, IL, USD GO 5.00%, 02/01/2034	1,831,883
		Metropolitan Pier & Exposition Auth, IL
	1,120,000	0.00%, 06/15/2020(4)	1,033,357
	2,000,000	0.00%, 06/15/2027(4)	1,354,440
	1,650,000	5.00%, 12/15/2020	1,773,981

			100,008,210

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Indiana - 1.4%
$	2,000,000	City of Whiting, IN 5.00%, 03/01/2046(1)	$2,240,720
	1,000,000	Indiana State Finance Auth Hospital Rev 5.00%, 12/01/2029	1,149,250
	1,625,000	Indiana State Finance Auth Rev 5.00%, 03/01/2023	1,794,780
	1,000,000	Indianapolis, IN, Airport Auth Rev 5.00%, 01/01/2029	1,117,340
	1,000,000	Indianapolis, IN, Local Public Improvement Bond Bank 5.00%, 01/01/2031	1,137,650
	775,000	Richmond, IN, Hospital Auth Rev 5.00%, 01/01/2035	843,797
	1,000,000	Whiting, IN, Environmental Facs Rev 1.85%, 06/01/2044(1)	1,003,520

			9,287,057

		Kansas - 0.4%
		Wyandotte County-Kansas City, KS
	1,000,000	5.00%, 09/01/2025	1,176,660
	1,390,000	5.00%, 09/01/2028	1,617,946

			2,794,606

		Kentucky - 0.3%
	350,000	Kentucky Public Transportation Inf Auth 5.00%, 07/01/2017	351,939
	1,515,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%, 12/01/2023	1,684,604

			2,036,543

		Louisiana - 2.4%
	2,000,000	City of Shreevport, LA, Water & Sewer Rev 5.00%, 12/01/2027	2,348,400
		Louisiana State Local Gov’t Environmental Facs & Community DA Rev
	975,000	5.75%, 11/15/2030	998,731
	1,750,000	6.00%, 11/15/2035	1,794,537
	4,000,000	Louisiana State, GO 5.00%, 12/01/2031	4,570,600
	2,500,000	Louisiana State, Tobacco Settlement Financing Corp. 5.00%, 05/15/2026	2,502,800
		New Orleans, LA, Aviation Board
	750,000	5.00%, 01/01/2034	824,468
	2,500,000	6.00%, 01/01/2023	2,688,125

			15,727,661

		Maryland - 0.1%
	480,000	Maryland Econ Development Corp. 4.00%, 06/01/2020	514,608

		Massachusetts - 2.0%
	6,915,000	Commonwealth of Massachusetts, GO 1.15%, 11/01/2020(1)	6,904,213
		Massachusetts State Development Finance Agency
	165,000	4.00%, 07/15/2036	177,761
	1,200,000	5.00%, 01/01/2019	1,266,384
	1,000,000	5.00%, 07/01/2029	1,110,860
	2,000,000	5.00%, 07/01/2030	2,208,540
	1,200,000	8.00%, 04/15/2031	1,394,508

			13,062,266

The accompanying notes are an integral part of these financial statements.

105

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Michigan - 3.5%
$	4,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	$4,601,920
		Michigan Finance Auth
	1,000,000	5.00%, 07/01/2018	1,036,700
	2,165,000	5.00%, 04/01/2020	2,349,674
	665,000	5.00%, 07/01/2027	749,841
	665,000	5.00%, 07/01/2028	745,279
	650,000	5.00%, 07/01/2029	733,187
	2,700,000	5.00%, 10/01/2030	3,064,068
	2,555,000	5.00%, 06/01/2033	2,827,107
	1,000,000	5.00%, 06/01/2034	1,101,190
	735,000	Michigan State Building Auth 5.00%, 04/15/2027	878,546
	2,000,000	Royal Oak, MI, Hospital Finance Auth 8.25%, 09/01/2039	2,190,180
	2,190,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	2,509,904

			22,787,596

		Minnesota - 0.2%
	940,000	Duluth, MN, ISD, No. 709 4.00%, 02/01/2027	1,032,280
		Rochester, MN, Healthcare & Housing Rev Facs
	250,000	2.00%, 12/01/2018	248,230
	250,000	4.00%, 12/01/2019	257,910

			1,538,420

		Mississippi - 0.3%
	1,850,000	State of Mississippi 5.00%, 10/15/2029	2,103,617

		Missouri - 1.1%
		Kirkwood, MO, IDA Retirement Community
	1,500,000	5.25%, 05/15/2042	1,562,925
	1,500,000	5.25%, 05/15/2050	1,553,220
	3,500,000	8.25%, 05/15/2045	4,222,330

			7,338,475

		Montana - 0.4%
	2,500,000	Montana Facs Finance Auth 5.00%, 02/15/2028	2,907,275

		Nevada - 0.8%
		Clark County, NV
	1,020,000	2.25%, 12/01/2019	1,026,885
	980,000	2.50%, 12/01/2018	991,378
	735,000	3.00%, 12/01/2017	741,101
		Las Vegas, NV, Spl Impt Dist
	355,000	5.00%, 06/01/2027	372,888
	675,000	5.00%, 06/01/2029	700,623
	1,110,000	Nevada State Natural Resources GO 5.00%, 03/01/2026	1,303,639

			5,136,514

		New Jersey - 3.6%
	2,855,000	New Jersey Health Care Facs Finance Auth 5.75%, 10/01/2031	3,047,912
	550,000	New Jersey State Building Auth Rev 4.00%, 06/15/2018	560,544
		New Jersey State Econ DA
	100,000	2.59%, 02/01/2018(1)	100,344

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		New Jersey - 3.6% - (continued)
$	250,000	4.00%, 07/15/2018	$256,225
	960,000	4.88%, 09/15/2019	992,179
	2,000,000	New Jersey State Educational Finance Auth Rev, University of Medicine & Dentistry 7.50%, 12/01/2032	2,261,760
		New Jersey State Transportation Trust Fund Auth
	5,000,000	0.00%, 12/15/2032(4)	2,472,700
	1,000,000	5.00%, 09/15/2017	1,014,360
		New Jersey Transportation Trust Fund Auth
	3,000,000	5.00%, 06/15/2018	3,090,390
	4,940,000	5.00%, 06/15/2021	5,125,645
	5,000,000	New Jersey, Tobacco Settlement Financing Corp. 4.50%, 06/01/2023	5,030,400

			23,952,459

		New Mexico - 0.6%
	3,000,000	Los Alamos County, NM, Tax Improvement Rev 5.88%, 06/01/2027	3,158,370
	865,000	Montecito Estates, NM, Public Improvement Dist, Special Tax 7.00%, 10/01/2037	886,487

			4,044,857

		New York - 8.6%
	4,000,000	City of New York, NY, GO 6.25%, 10/15/2028	4,302,120
	1,460,000	Long Island, NY, Power Auth 1.57%, 05/01/2033(1)	1,463,738
	940,000	New York City, NY, Housing Development Corp. 4.50%, 02/15/2048	971,706
	1,000,000	New York City, NY, Transitional Finance Auth 5.00%, 07/15/2026	1,203,890
	2,100,000	New York Metropolitan Transportation Auth Rev 5.00%, 11/15/2020	2,364,369
	905,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	940,612
		New York State Dormitory Auth Rev
	1,670,000	5.00%, 03/15/2022	1,897,521
	2,000,000	5.00%, 12/15/2027	2,333,420
	1,000,000	5.00%, 03/15/2030	1,161,610
	6,305,000	5.00%, 03/15/2031	7,409,117
	1,300,000	5.00%, 12/01/2036(2)	1,389,102
	860,000	New York State Energy Research & DA 2.38%, 07/01/2026(1)	871,335
	1,535,000	New York State Liberty Development Corp. Rev 5.15%, 11/15/2034(2)	1,666,488
		New York State Thruway Auth
	1,000,000	4.00%, 01/01/2037	1,024,260
	1,000,000	5.00%, 01/01/2019	1,064,180
	1,000,000	New York State Urban Development Corp. Rev 5.00%, 03/15/2026	1,170,090
		New York Transportation Development Corp. Rev
	1,825,000	5.00%, 08/01/2018	1,890,536
	3,150,000	5.00%, 07/01/2046	3,363,507

The accompanying notes are an integral part of these financial statements.

106

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		New York - 8.6% - (continued)
$	1,145,000	Newburth, NY, GO 5.00%, 06/15/2019	$1,216,803
	2,750,000	PA of New York and New Jersey 5.00%, 10/15/2025	3,237,135
	2,500,000	Sales Tax Asset Receivable Corp., NY 5.00%, 10/15/2029	2,971,000
	245,000	Syracuse, NY, IDA 5.00%, 01/01/2029	279,114
		Town of Oyster Bay, NY, GO
	285,000	2.50%, 03/01/2018	282,540
	125,000	2.50%, 03/01/2019	122,261
	615,000	2.63%, 03/01/2020	593,862
	450,000	3.00%, 08/15/2017	449,379
	500,000	3.00%, 03/01/2018	506,680
	100,000	3.00%, 08/15/2018	99,251
	205,000	3.00%, 08/15/2019	201,351
	175,000	3.00%, 08/15/2020	169,764
	50,000	3.75%, 12/01/2018	50,113
	275,000	5.00%, 02/15/2018	278,528
	95,000	5.00%, 03/15/2019	97,118
	2,340,000	5.00%, 08/15/2024	2,675,299
	1,555,000	TSASC, Inc., NY 5.00%, 06/01/2026	1,801,841
	940,000	Ulster County, NY, Capital Resource Corp. Rev 0.00%, 09/15/2044(2)(4)	841,967
	2,000,000	Ulster County, NY, IDA Kingston Regional Senior Living 6.00%, 09/15/2042	1,979,260
		Yonkers, NY, GO
	885,000	3.00%, 08/15/2019	915,488
	1,000,000	5.00%, 03/15/2021	1,131,390

			56,387,745

		North Carolina - 0.8%
	1,325,000	North Carolina Eastern Municipal Power 4.00%, 01/01/2020	1,426,203
	1,555,000	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge 5.88%, 01/01/2031	1,634,227
	1,175,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027(3)	1,377,030
	1,000,000	North Carolina State Medical Care Commission, Galloway Ridge, Inc. 6.00%, 01/01/2039	1,051,760

			5,489,220

		Ohio - 3.4%
	2,000,000	Allen County, OH, Hospital Facs Rev 5.00%, 05/01/2023	2,298,200
		Buckeye, OH, Tobacco Settlement Finance Auth
	4,000,000	5.88%, 06/01/2047	3,834,000
	6,680,000	6.00%, 06/01/2042	6,477,729
		City of Cleveland, OH, Airport System Rev
	1,165,000	5.00%, 01/01/2022	1,320,329
	1,060,000	5.00%, 01/01/2023	1,220,791
	345,000	County of Hamilton, OH, Sales Tax Rev 5.00%, 12/01/2027	424,005
	1,750,000	County of Montgomery, OH 5.00%, 05/01/2039	1,822,594

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Ohio - 3.4% - (continued)
$	2,000,000	Dayton, OH, City School Dist GO 5.00%, 11/01/2027	$2,403,760
	2,275,000	Lancaster, OH, Gas Rev 1.26%, 02/01/2019(1)	2,266,742
	1,085,000	Ohio Air Quality DA Rev 3.13%, 07/01/2033(1)	479,950

			22,548,100

		Oregon - 1.2%
	8,200,000	Clackamas County, OR, School Dist No. 12, GO 0.00%, 06/15/2040(4)	2,951,180
	2,500,000	Oregon Health & Science University 4.00%, 07/01/2046	2,545,950
		Port of Portland, OR, Airport Rev
	1,000,000	5.00%, 07/01/2031	1,125,920
	750,000	5.00%, 07/01/2032	840,345
	450,000	Washington County, OR, School Dist No. 48, GO 0.00%, 06/15/2035(3)(4)	492,894

			7,956,289

		Other U.S. Territories - 0.1%
	705,000	Puerto Rico Highway & Transportation Auth 4.95%, 07/01/2026	735,301

		Pennsylvania - 6.0%
	945,000	Allegheny County, PA 5.00%, 03/01/2019	1,009,714
	500,000	Allegheny County, PA, Hospital DA 5.38%, 08/15/2029	543,910
	955,000	Allegheny County, PA, IDA Charter School 6.75%, 08/15/2035	1,015,623
		Beaver County, PA, GO
	1,220,000	5.00%, 11/15/2020	1,340,304
	1,285,000	5.00%, 11/15/2021	1,437,658
	1,345,000	5.00%, 11/15/2022	1,525,929
		Beaver County, PA, IDA Rev
	1,900,000	2.50%, 12/01/2041(1)	1,434,462
	1,930,000	2.70%, 04/01/2035(1)	853,793
	2,000,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2026	2,311,380
	750,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	882,668
		Lancaster County, PA, Hospital Auth
	495,000	5.00%, 07/01/2024	549,252
	400,000	5.00%, 07/01/2025	441,052
	1,165,000	Montgomery County, PA, Higher Education and Health 5.00%, 10/01/2023	1,314,435
	2,410,000	Montgomery County, PA, IDA Rev 5.00%, 12/01/2046	2,535,609
	2,250,000	Pennsylvania State IDA 5.00%, 07/01/2021	2,536,402
		Pennsylvania State Turnpike Commission Rev
	575,000	1.78%, 12/01/2020(1)	577,277
	2,000,000	1.80%, 12/01/2021(1)	2,002,980
	300,000	5.00%, 12/01/2027	351,003
	1,335,000	6.00%, 06/01/2028	1,407,998
		Pennsylvania Turnpike Commission
	1,000,000	5.00%, 12/01/2029	1,153,700
	1,590,000	5.00%, 12/01/2030	1,820,216
	2,000,000	5.00%, 12/01/2033	2,247,500

The accompanying notes are an integral part of these financial statements.

107

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Pennsylvania - 6.0% - (continued)
$	925,000	Pennsylvania Turnpike Commission Rev 1.88%, 12/01/2021(1)	$928,987
		Philadelphia, PA, Municipal Auth
	750,000	6.38%, 04/01/2029	825,510
	800,000	6.50%, 04/01/2034	882,432
		Philadelphia, PA, School Dist GO
	150,000	3.00%, 09/01/2019	152,535
	1,560,000	5.00%, 09/01/2022	1,726,265
	1,635,000	5.00%, 09/01/2023	1,821,128
		Pittsburgh, PA, School Dist GO
	1,575,000	5.00%, 09/01/2021	1,790,240
	750,000	5.00%, 09/01/2023	849,810
	1,000,000	Susquehanna, PA, Regional Airport Auth System Rev 5.00%, 01/01/2019	1,036,170

			39,305,942

		Puerto Rico - 0.9%
		Commonwealth of Puerto Rico, GO
	3,685,000	5.75%, 07/01/2038*	2,206,394
	5,545,000	6.00%, 07/01/2039*	3,396,312

			5,602,706

		Rhode Island - 1.5%
	1,415,000	Cranston, RI, GO 5.00%, 07/01/2019	1,520,206
	1,000,000	Rhode Island Commerce Corp. 5.00%, 06/15/2019	1,074,590
		Rhode Island Health & Educational Bldg Corp.
	1,900,000	5.00%, 05/15/2027	2,204,760
	1,490,000	5.00%, 05/15/2028	1,729,711
	1,500,000	Rhode Island State & Providence Plantations 4.00%, 10/01/2018	1,560,735
	1,655,000	Rhode Island State Health & Educational Bldg Corp. 4.00%, 05/15/2017	1,656,357

			9,746,359

		South Carolina - 0.3%
	1,987,000	Lancaster County, SC, Sun City Assessment 7.70%, 11/01/2017*	417,270
	1,625,000	South Carolina State Public Service Auth 5.00%, 12/01/2034	1,752,303

			2,169,573

		South Dakota - 0.8%
	2,995,000	South Dakota Housing DA 3.50%, 11/01/2046	3,124,324
	1,000,000	South Dakota State Education Enhancement 5.00%, 06/01/2026	1,108,000
	1,000,000	South Dakota State Health & Educational Facs Auth 5.00%, 11/01/2029	1,130,480

			5,362,804

		Tennessee - 1.6%
	1,000,000	Shelby County, TN, Health Educational & Housing Facs Board 5.00%, 09/01/2037	1,005,120
		Tennessee Housing Development Agency
	2,495,000	3.50%, 07/01/2045	2,611,117
	1,375,000	3.50%, 01/01/2047	1,449,044

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Tennessee - 1.6% - (continued)
$	4,910,000	Tennessee Housing Development Agency Rev 3.50%, 01/01/2047	$5,161,245

			10,226,526

		Texas - 10.3%
	1,000,000	Arlington, TX, Higher Education Finance Corp. Rev 5.00%, 08/15/2027	1,166,940
		Austin, TX, Airport System Rev
	1,125,000	5.00%, 11/15/2028	1,319,513
	560,000	5.00%, 11/15/2030	647,231
	1,500,000	Brazos Harbor, TX, Industrial Development Corp. 5.90%, 05/01/2038(1)	1,551,135
	500,000	Clifton, TX, Higher Education Finance Corp. 4.00%, 08/15/2031	536,460
	5,000,000	Dallas County, TX, Utility & Reclamation Dist, GO 5.00%, 02/15/2027	5,978,000
	1,500,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2028	1,785,330
	1,250,000	Dallas, TX, ISD GO 1.50%, 02/15/2034(1)	1,254,750
	1,000,000	Denton, TX, ISD GO 0.00%, 08/15/2020(4)	954,920
		Harris County - Houston, TX
	2,500,000	5.00%, 11/15/2030	2,847,525
	250,000	5.00%, 11/15/2032	276,210
	350,000	5.00%, 11/15/2034	382,078
	2,165,000	Irving, TX, ISD GO 5.00%, 02/15/2027	2,612,116
	1,500,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2035	1,608,015
		New Hope, TX, Cultural Education Facs Finance Corp.
	700,000	1.85%, 11/01/2020	676,193
	1,000,000	3.25%, 11/15/2022	977,660
	2,375,000	5.00%, 11/01/2031	2,484,606
	1,000,000	5.00%, 11/01/2046	1,015,870
		North East Texas Regional Mobility Auth
	1,090,000	5.00%, 01/01/2024	1,236,180
	1,200,000	5.00%, 01/01/2025	1,367,532
	1,870,000	5.00%, 01/01/2026	2,139,523
	1,965,000	5.00%, 01/01/2027	2,233,812
		North Texas Tollway Auth Rev
	5,000,000	0.00%, 01/01/2032(4)	2,891,750
	1,200,000	5.00%, 01/01/2035	1,362,216
	1,250,000	6.10%, 01/01/2028	1,351,475
	1,985,000	San Antonio, TX, Airport System Rev 5.00%, 07/01/2023	2,233,046
		San Antonio, TX, Water Rev
	2,200,000	5.00%, 05/15/2026	2,624,600
	1,115,000	5.00%, 05/15/2031	1,311,530
	1,000,000	Spring Branch, TX, ISD GO 5.00%, 02/01/2026	1,192,060
		Tarrant County, TX, Cultural Education Facs
	1,010,000	3.88%, 11/15/2020	1,010,646
	2,000,000	5.00%, 10/01/2034	2,116,580
	1,000,000	Tarrant County, TX, Cultural Education Facs Finance Corp 4.50%, 11/15/2021	1,000,920

The accompanying notes are an integral part of these financial statements.

108

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Texas - 10.3% - (continued)
$	2,030,000	Texas Municipal Gas Acquisition & Supply Corp. 6.25%, 12/15/2026	$2,449,215
	1,250,000	Texas State Transportation Commission Turnpike System 5.00%, 08/15/2032	1,392,512
	2,500,000	Texas State Transportation Commission, GO 1.28%, 10/01/2041(1)	2,499,250
	2,000,000	Travis County, TX, Health Facs Development 7.13%, 11/01/2040	2,389,160
		University of Texas
	1,000,000	5.00%, 08/15/2026	1,232,030
	2,000,000	5.00%, 07/01/2027	2,411,220
	3,500,000	Wylie, TX, ISD GO 0.00%, 08/15/2018(4)	3,455,480

			67,975,289

		Utah - 0.5%
	2,800,000	Utah Housing Corp. 4.00%, 01/01/2045	2,961,952

		Vermont - 0.6%
	2,800,000	Vermont Housing Finance Agency 4.00%, 11/01/2046	2,971,780
	900,000	Vermont State Econ DA Waste 4.75%, 04/01/2036(1)(2)	899,487

			3,871,267

		Virginia - 0.5%
	1,500,000	Chesapeake Bay, VA, Bridge & Tunnel Dist 5.00%, 07/01/2051	1,644,165
	1,750,000	Washington County, VA, IDA 7.75%, 07/01/2038	1,890,140

			3,534,305

		Washington - 2.0%
	2,060,000	Chelan County, WA, Public Utility Dist No. 1 0.00%, 06/01/2028(4)	1,452,382
	1,905,000	Grant County, WA, Utility Dist No. 2 5.00%, 01/01/2023	2,218,430
		Washington State Health Care Facs Auth Rev
	1,295,000	5.00%, 01/01/2026	1,515,940
	780,000	5.00%, 07/01/2028	863,569
	2,000,000	5.00%, 03/01/2029	2,277,140
	3,600,000	Washington State Health Care Facs Auth, VA Mason Medical 6.13%, 08/15/2037	3,637,224
	1,150,000	Washington State Housing Finance Commission Rev 7.00%, 07/01/2045(2)	1,112,855

			13,077,540

		West Virginia - 0.6%
		West Virginia State Econ DA
	2,000,000	1.70%, 01/01/2041(1)	1,970,600
	1,740,000	1.90%, 03/01/2040(1)	1,747,813

			3,718,413

		Wisconsin - 1.6%
	1,790,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2025	2,026,191
		Public Finance Auth, WI
	830,000	3.50%, 11/15/2023(2)	831,610
	1,500,000	5.00%, 09/01/2025(2)	1,617,390

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Wisconsin - 1.6% - (continued)
$	1,295,000	Wisconsin State 6.00%, 05/01/2036	$1,421,185
		Wisconsin State Health & Educational Facs Auth Rev
	2,000,000	5.00%, 11/15/2027	2,295,500
	1,700,000	5.00%, 12/01/2028	1,971,184

			10,163,060

		Total Municipal Bonds (cost $626,794,209)	$633,311,690

		Total Long-Term Investments (cost $626,794,209)	$633,311,690

SHORT-TERM INVESTMENTS - 3.1%
		Other Investment Pools & Funds - 3.1%
	20,649,001	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$20,649,001

		Total Short-Term Investments (cost $20,649,001)	$20,649,001

Total Investments (cost $647,443,210)^	99.5%	$653,960,691
Other Assets and Liabilities	0.5%	3,047,778

Total Net Assets	100.0%	$657,008,469

The accompanying notes are an integral part of these financial statements.

109

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$17,147,601
Unrealized Depreciation	(10,630,121)

Net Unrealized Appreciation	$6,517,480

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the value of these securities was $11,846,413, which represented 1.8% of total net assets.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,830,419 at April 30, 2017.

(4)	Security is a zero-coupon bond.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	United School District
VA	Veterans Administration

The accompanying notes are an integral part of these financial statements.

110

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$633,311,690	$—	$633,311,690	$—
Short-Term Investments	20,649,001	20,649,001	—	—

Total	$653,960,691	$20,649,001	$633,311,690	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

111

The Hartford Municipal Real Return Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5%
		Alabama - 0.8%
$	1,500,000	Jefferson County, AL, Sewer Rev 5.00%, 10/01/2018	$1,560,150

		Alaska - 0.8%
	375,000	Alaska Municipal Bond Bank Auth Rev 5.75%, 09/01/2033	398,315
	1,000,000	CIVICVentures, AK 5.00%, 09/01/2026	1,155,940

			1,554,255

		Arizona - 0.8%
	1,000,000	Arizona State Health Facs Auth Hospital System Rev 5.00%, 02/01/2020	1,087,530
	265,000	Estrella Mountain Ranch, AZ, Community Facs Dist GO 6.20%, 07/15/2032	267,796
	191,000	Sundance, AZ, Community Facs Dist 7.13%, 07/01/2027(1)	191,032

			1,546,358

		California - 13.1%
		California State Communities DA Rev
	570,000	1.55%, 04/01/2036(2)	481,411
	1,000,000	5.00%, 10/01/2022	1,071,800
	500,000	California State Dept Water Resources Supply Rev 5.00%, 05/01/2022	520,350
		California State Health Facs
	250,000	5.00%, 02/01/2029	290,588
	1,000,000	6.00%, 07/01/2029	1,107,300
	170,000	California State Public Works Board, State University Trustees 6.13%, 04/01/2029	186,655
	1,000,000	California State, GO 5.00%, 08/01/2029	1,191,520
	220,000	City of Los Angeles, CA, Department of Airports 5.00%, 05/15/2030	256,291
	1,530,000	Corona-Norco California University 4.00%, 09/01/2019	1,612,834
	300,000	El Dorado, CA, Irrigation Dist 5.38%, 08/01/2024	328,842
	315,000	Elk Grove, CA, Finance Auth 5.00%, 09/01/2031	363,113
	435,000	Foothill-Eastern, CA, Transportation Corridor Agency 5.00%, 01/15/2053(2)	437,988
	425,000	Golden State, CA, Tobacco Securitization Corp. 5.00%, 06/01/2017	426,377
	1,000,000	Hemet, CA, USD Finance Auth Special Tax 5.00%, 09/01/2031	1,089,020
	400,000	Huntington Park, CA, Public Finance Auth Rev 5.25%, 09/01/2019	401,116
		Inglewood, CA, Redevelopment Agency
	200,000	5.00%, 05/01/2028	237,552
	200,000	5.00%, 05/01/2029	235,076
	810,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	863,978
	1,100,000	Los Angeles, CA, Regional Airports Improvement Corp. 5.00%, 01/01/2020	1,200,650

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		California - 13.1% - (continued)
$	1,000,000	Oakland, CA, Airport Rev 5.00%, 05/01/2026	$1,106,110
	500,000	San Bernardino, CA, Community College Dist GO 6.38%, 08/01/2026	533,725
	500,000	San Buenaventura, CA, Rev 5.25%, 12/01/2017	508,090
	60,000	San Diego, CA, Redev Agency, Centre City Sub Pkg 5.25%, 09/01/2026	60,167
	1,120,000	San Francisco City & County, CA, Redevelopment Agency 6.50%, 08/01/2032	1,243,368
	290,000	San Joaquin Hills, CA, Transportation Auth 5.00%, 01/15/2029	327,686
	1,000,000	San Jose, CA, Redevelopment Agency 6.50%, 08/01/2019	1,065,510
	665,000	Santa Cruz County, CA, Redevelopment Agency 6.63%, 09/01/2029	749,196
		Santa Margarita, CA, Water Dist Special Tax
	500,000	5.00%, 09/01/2024	558,750
	500,000	5.00%, 09/01/2025	556,005
	970,000	5.00%, 09/01/2028	1,070,540
	500,000	Southern California Public Power Auth 5.00%, 07/01/2023	532,613
	215,000	Temecula, CA, Redevelopment Agency Tax Allocation 5.63%, 12/15/2038	216,707
	1,000,000	Tuolumne, CA, Wind Proj Auth Rev 5.88%, 01/01/2029	1,080,790
	1,250,000	Ventura County, CA, Certificates of Participation 5.63%, 08/15/2027	1,379,262
	1,000,000	Washington Township, CA, Health Care Dist Rev 6.00%, 07/01/2029	1,066,390

			24,357,370

		Colorado - 1.1%
	750,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2027	856,597
	420,000	E-470 Public Highway, CO, Auth Rev 1.72%, 09/01/2039(2)	421,680
	600,000	University of Colorado Enterprise Rev 5.75%, 06/01/2028	657,672

			1,935,949

		Connecticut - 2.5%
	1,500,000	City of Bridgeport, CT, GO 5.00%, 08/15/2025	1,734,000
	950,000	City of Hartford, CT, GO 5.00%, 07/01/2027	1,069,747
	1,000,000	City of New Haven, CT, GO 5.00%, 11/01/2017	1,018,180
	750,000	Connecticut State, GO 5.00%, 05/15/2025	880,920

			4,702,847

		District of Columbia - 2.4%
	3,000,000	District of Columbia University Rev 5.25%, 04/01/2034(2)	3,179,490

The accompanying notes are an integral part of these financial statements.

112

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		District of Columbia - 2.4% - (continued)
$	1,035,000	Metropolitan Washington, DC, Airport Auth System Rev 5.00%, 10/01/2022	$1,199,234

			4,378,724

		Florida - 5.9%
		Broward County, FL, Airport System Rev
	145,000	5.00%, 10/01/2019	157,151
	265,000	5.00%, 10/01/2020	294,511
	285,000	5.00%, 10/01/2021	323,113
		City of Port State Lucie, FL
	590,000	4.00%, 07/01/2028	620,969
	585,000	4.00%, 07/01/2029	610,535
	500,000	Collier County, FL, IDA 7.00%, 05/15/2024(1)	566,590
	1,000,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2024	1,131,470
	2,000,000	Jacksonville, FL, Econ Development Commission 6.25%, 09/01/2027(1)	2,020,360
	1,000,000	Manatee County, FL, School Dist 5.00%, 10/01/2030	1,166,610
	190,000	Miami Beach, FL, Health Facs Auth 5.00%, 11/15/2020	208,327
	530,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2027	611,753
	625,000	Miami-Dade County, FL, Expressway Auth 5.00%, 07/01/2024	744,450
	1,000,000	Miami-Dade County, FL, School Board 5.00%, 08/01/2027	1,185,210
	1,000,000	Palm Beach County, FL, Health Facs Auth 6.80%, 06/01/2025	1,140,360
	360,000	River Bend Community Development Dist, FL, Capital Improvement Rev 7.13%, 11/01/2015(3)	37,080
	190,000	Village, FL, Community Development Dist No. 11 3.25%, 05/01/2019	194,157

			11,012,646

		Georgia - 1.9%
	2,000,000	Atlanta, GA, Airport Passenger Facs Charge Rev 5.00%, 01/01/2023	2,198,980
	1,170,000	Municipal Electric Auth Georgia, GA 5.00%, 01/01/2022	1,317,654

			3,516,634

		Hawaii - 0.6%
	1,000,000	Hawaii State Dept of Transportation 5.00%, 08/01/2022	1,147,550

		Illinois - 17.4%
	635,000	Chicago, IL, Board of Education 6.00%, 01/01/2020	673,487
	150,000	Chicago, IL, Board of Education, Special Tax 6.00%, 04/01/2046	156,362
	1,000,000	Chicago, IL, Midway International Airport 5.00%, 01/01/2036	1,111,190
		Chicago, IL, O’Hare International Airport Rev
	825,000	5.00%, 01/01/2023	919,801
	1,500,000	5.00%, 01/01/2026	1,668,285

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		Illinois - 17.4% - (continued)
$	2,670,000	Chicago, IL, Park Dist, GO 5.00%, 01/01/2025	$3,005,592
	100,000	Chicago, IL, Transit Auth 5.25%, 06/01/2022	104,070
		City of Chicago, IL, GO
	785,000	4.00%, 01/01/2018	785,424
	1,000,000	5.00%, 01/01/2020	1,022,420
	300,000	5.00%, 12/01/2023	301,743
		City of Chicago, IL, Wastewater Transmission Rev
	285,000	5.00%, 01/01/2028	312,896
	715,000	5.00%, 01/01/2029	781,466
		City of Chicago, IL, Waterworks Rev
	260,000	5.00%, 11/01/2017	260,694
	1,205,000	5.00%, 11/01/2029	1,305,907
	310,000	Cook County, IL, Community High School Dist No. 212 Leyden 5.00%, 12/01/2027	352,864
	885,000	Cook County, IL, GO 5.00%, 11/15/2027	999,466
	1,498,000	Huntley, IL, Special Service No. 9 5.10%, 03/01/2028	1,501,850
		Illinois State Finance Auth Rev
	1,000,000	5.00%, 10/01/2023	1,175,050
	1,000,000	5.00%, 02/15/2027	1,118,030
	335,000	5.00%, 11/15/2028	382,399
	1,000,000	5.00%, 11/15/2031	1,120,590
	1,000,000	5.00%, 11/15/2033	1,107,930
	625,000	5.00%, 11/15/2034	686,862
		Illinois State Toll Highway Auth, Taxable Rev
	1,000,000	5.00%, 01/01/2027	1,135,700
	1,000,000	5.00%, 01/01/2031	1,152,200
		Illinois State, GO
	1,000,000	5.00%, 01/01/2022	1,038,530
	1,000,000	5.00%, 02/01/2026	1,039,950
	2,000,000	5.25%, 01/01/2021	2,123,440
	1,400,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2031	1,554,476
	625,000	Kane McHenry Cook & DeKalb Counties, IL, USD GO 5.00%, 01/01/2027	719,662
	1,000,000	Met Pier & Exposition Auth, IL, Rev 5.00%, 12/15/2035	1,026,710
	1,000,000	Railsplitter, IL, Tobacco Settlement Auth 5.50%, 06/01/2023	1,131,770
	500,000	Springfield, IL, Water Rev 5.25%, 03/01/2026	516,285

			32,293,101

		Indiana - 0.6%
		University of Southern Indiana
	820,000	5.00%, 10/01/2022	892,390
	250,000	5.00%, 10/01/2023	271,885

			1,164,275

		Kentucky - 0.8%
	230,000	Kentucky Public Transportation Inf Auth 5.00%, 07/01/2017	231,274

The accompanying notes are an integral part of these financial statements.

113

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		Kentucky - 0.8% - (continued)
$	1,085,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%, 12/01/2023	$1,206,466

			1,437,740

		Louisiana - 1.8%
	1,155,000	Louisiana State Local Gov’t Environmental Facs & Community DA Rev 6.00%, 11/15/2030	1,206,675
	1,500,000	Louisiana State, Tobacco Settlement Financing Corp. 5.00%, 05/15/2026	1,501,680
	500,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2034	549,645

			3,258,000

		Massachusetts - 0.1%
	200,000	Massachusetts School Building Auth 5.00%, 11/15/2030	238,992

		Michigan - 2.2%
	1,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	1,150,480
		Michigan Finance Auth
	600,000	5.00%, 07/01/2018	622,020
	335,000	5.00%, 07/01/2027	377,739
	335,000	5.00%, 07/01/2028	375,441
	350,000	5.00%, 07/01/2029	394,793
	265,000	Michigan State Building Auth 5.00%, 04/15/2027	316,755
	370,000	State of Michigan 5.00%, 03/15/2027	445,757
	275,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	317,218

			4,000,203

		Minnesota - 0.1%
	240,000	Duluth, MN, ISD, No. 709 4.00%, 02/01/2027	263,561

		Missouri - 0.7%
		Kirkwood, MO, IDA Retirement Community
	500,000	5.25%, 05/15/2042	520,975
	500,000	5.25%, 05/15/2050	517,740
	1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027(3)	250,000

			1,288,715

		Nevada - 0.2%
	390,000	Las Vegas, NV, Special Improvement Dist 5.00%, 06/01/2028	406,735

		New Jersey - 1.4%
		New Jersey State Econ DA
	480,000	4.88%, 09/15/2019	496,089
	1,000,000	5.00%, 09/01/2021	1,058,400
	1,060,000	New Jersey Transportation Trust Fund Auth 5.00%, 06/15/2021	1,099,835

			2,654,324

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		New York - 9.0%
$	1,000,000	City of New York, NY, GO 6.25%, 10/15/2028	$1,075,530
	1,000,000	Metropolitan Transportation Auth, NY, Rev 5.25%, 11/15/2023	1,133,750
	395,000	New York City, NY, Housing Development Corp. 4.50%, 02/15/2048	408,324
	405,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	420,937
		New York State Dormitory Auth Rev
	1,500,000	5.00%, 03/15/2030	1,780,245
	4,500,000	5.00%, 03/15/2031	5,323,190
	2,000,000	5.38%, 03/01/2029	2,158,060
	765,000	New York State Liberty Development Corp. Rev 5.15%, 11/15/2034(1)	830,530
	520,000	New York Transportation Development Corp. Rev 5.00%, 08/01/2018	538,673
		Newburgh, NY, GO
	610,000	5.00%, 06/15/2017	612,318
	645,000	5.00%, 06/15/2018	667,704
	75,000	Syracuse, NY, IDA 5.00%, 01/01/2029	85,443
		Town of Oyster Bay, NY, GO
	50,000	2.50%, 03/15/2018	49,563
	175,000	3.00%, 08/15/2017	174,759
		Town of Oyster Bay, NY, GO,
	265,000	3.00%, 03/01/2021	272,637
	155,000	4.00%, 11/01/2022	163,638
	445,000	TSASC, Inc., NY 5.00%, 06/01/2026	515,639
	575,000	Ulster County, NY, Capital Resource Corp. Rev 0.00%, 09/15/2044(1)(4)	515,033

			16,725,973

		North Carolina - 0.2%
	275,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027(5)	322,283

		Ohio - 2.6%
		City of Cleveland, OH, Airport System Rev
	355,000	5.00%, 01/01/2022	402,332
	325,000	5.00%, 01/01/2023	374,299
	85,000	County of Hamilton, OH, Sales Tax Rev 5.00%, 12/01/2027	104,465
	1,200,000	Cuyahoga, OH, Community College Dist 5.00%, 08/01/2027	1,326,504
	2,000,000	Dayton, OH, City School Dist GO 5.00%, 11/01/2027	2,403,760
	250,000	Ohio Air Quality DA Rev 3.13%, 07/01/2033(2)	110,588

			4,721,948

		Oklahoma - 1.3%
	2,310,000	Norman, OK, Regional Hospital Auth Rev 5.25%, 09/01/2019	2,338,390

		Oregon - 0.5%
	2,300,000	Clackamas County, OR, School Dist No. 12, GO 0.00%, 06/15/2040(6)	827,770

The accompanying notes are an integral part of these financial statements.

114

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		Oregon - 0.5% - (continued)
$	130,000	Washington County, OR, School Dist No. 48, GO 0.00%, 06/15/2035(5)(6)	$142,392

			970,162

		Other U.S. Territories - 0.2%
	380,000	Puerto Rico Highway & Transportation Auth 4.95%, 07/01/2026	396,332

		Pennsylvania - 5.5%
	470,000	Beaver County, PA, IDA Rev 2.70%, 04/01/2035(2)	207,919
	1,000,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2026	1,155,690
	250,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	294,223
		Lancaster County, PA, Hospital Auth
	140,000	5.00%, 07/01/2024	155,344
	115,000	5.00%, 07/01/2025	126,802
	1,000,000	Montgomery County, PA, Higher Education and Health 5.00%, 10/01/2023	1,128,270
		Pennsylvania State Turnpike Commission Rev
	200,000	5.00%, 12/01/2027	234,002
	665,000	6.00%, 06/01/2028	701,362
	750,000	Pennsylvania State, GO 5.00%, 08/15/2023	880,755
	1,000,000	Philadelphia, PA, GO 5.25%, 08/01/2019	1,085,680
		Philadelphia, PA, School Dist GO
	365,000	5.00%, 09/01/2023	406,552
	200,000	5.25%, 09/01/2023	216,650
		Pittsburgh, PA, School Dist GO
	1,570,000	5.00%, 09/01/2021	1,784,556
	750,000	5.00%, 09/01/2023	849,810
	1,000,000	Susquehanna Area, PA, Regional Airport Auth 5.00%, 01/01/2018	1,016,060

			10,243,675

		Rhode Island - 2.3%
	1,410,000	Cranston, RI, GO 5.00%, 07/01/2018	1,472,914
		Rhode Island Health & Educational Bldg Corp.
	1,215,000	5.00%, 05/15/2018	1,257,416
	800,000	5.00%, 05/15/2027	928,320
	530,000	5.00%, 05/15/2028	615,266

			4,273,916

		South Carolina - 0.9%
	1,000,000	South Carolina St Jobs-Econ DA Rev 5.25%, 08/01/2024	1,124,180
	500,000	South Carolina State Public Service Auth 5.00%, 12/01/2034	539,170

			1,663,350

		South Dakota - 0.3%
	415,000	South Dakota State Health & Educational Facs Auth 5.00%, 11/01/2029	469,149

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		Texas - 10.4%
$	595,000	City of Austin, TX, Airport System Rev 5.00%, 11/15/2026	$707,693
	2,250,000	City of San Antonio, TX, Electric & Gas Systems Rev 5.00%, 02/01/2032	2,648,610
	1,050,000	Clifton, TX, Higher Education Finance Corp. 4.00%, 08/15/2030	1,142,484
	1,000,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2030	1,175,880
	750,000	Dallas-Fort Worth, TX, International Airport Rev 5.00%, 11/01/2023	830,392
	1,500,000	Grapevine-Colleyville, TX, ISD GO 5.00%, 08/15/2027	1,801,320
	250,000	Harris County - Houston, TX 5.00%, 11/15/2032	276,210
	2,000,000	Houston, TX, Utility System Rev 6.00%, 11/15/2036	2,196,364
	1,580,000	La Joya, TX, ISD GO 5.00%, 02/15/2025	1,858,396
	1,000,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2031	1,046,150
		North Texas Tollway Auth Rev
	1,000,000	5.00%, 01/01/2030	1,135,410
	370,000	6.00%, 01/01/2025	381,855
	325,000	San Antonio, TX, Water Rev 5.00%, 05/15/2031	382,285
		Tarrant County, TX, Cultural Education Facs
	405,000	3.88%, 11/15/2020	405,259
	550,000	5.00%, 10/01/2034	582,060
	1,000,000	6.25%, 11/15/2029	1,078,863
	1,000,000	Texas State Municipal Gas Acquisition & Supply Corp. 5.25%, 12/15/2017	1,024,790
	550,000	Texas State Transportation Commission Turnpike System 5.00%, 08/15/2032	612,705

			19,286,726

		Vermont - 0.3%
	600,000	Vermont State Econ DA Waste 4.75%, 04/01/2036(1)(2)	599,658

		Virginia - 0.3%
	500,000	Virginia State Resources Auth Infrastructure 5.00%, 11/01/2024	529,379

		Washington - 3.1%
	2,285,000	FYI Properties, WA, Lease Rev 5.50%, 06/01/2034	2,479,111
		Washington State Health Care Facs Auth Rev
	590,000	5.00%, 01/01/2026	690,660
	1,820,000	5.00%, 03/01/2029	2,072,197
	550,000	Washington State Housing Finance Commission Rev 6.50%, 07/01/2030(1)	541,827

			5,783,795

		Wisconsin - 2.4%
	1,705,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2024	1,947,587
	235,000	Public Finance Auth, WI 3.50%, 11/15/2023(1)	235,456

The accompanying notes are an integral part of these financial statements.

115

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		Wisconsin - 2.4% - (continued)
		Wisconsin State
$	125,000	5.75%, 05/01/2033	$136,220
	865,000	6.00%, 05/01/2036	949,286
	1,000,000	Wisconsin State Health & Educational Facs Auth Rev 5.00%, 11/15/2027	1,147,750

			4,416,299

		Total Municipal Bonds (cost $171,926,477)	$175,459,164

		Total Long-Term Investments (cost $171,926,477)	$175,459,164

SHORT-TERM INVESTMENTS - 4.6%
		Other Investment Pools & Funds - 4.6%
	8,644,987	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$8,644,987

		Total Short-Term Investments (cost $8,644,987)	$8,644,987

Total Investments (cost $180,571,464) ^	99.1%	$184,104,151
Other Assets and Liabilities	0.9%	1,599,487

Total Net Assets	100.0%	$185,703,638

The accompanying notes are an integral part of these financial statements.

116

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types. For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$5,849,690
Unrealized Depreciation	(2,317,003)

Net Unrealized Appreciation	$3,532,687

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $5,500,486, which represented 3.0% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $478,311 at April 30, 2017.

(6)	Security is a zero-coupon bond.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
BCLY	1.15% Fixed	CPURNSA	USD	3,600,000	01/15/20	$—	$—	$67,082	$67,082
BCLY	1.18% Fixed	CPURNSA	USD	7,550,000	01/15/19	—	—	93,478	93,478
BCLY	1.28% Fixed	CPURNSA	USD	3,700,000	01/15/20	—	—	69,670	69,670
BCLY	1.54% Fixed	CPURNSA	USD	7,000,000	03/03/21	—	—	197,388	197,388
BCLY	1.67% Fixed	CPURNSA	USD	5,750,000	03/08/26	—	—	275,263	275,263
BCLY	2.29% Fixed	CPURNSA	USD	6,592,000	01/15/22	—	—	(43,239)	(43,239)
BNP	1.53% Fixed	CPURNSA	USD	5,425,000	01/15/18	—	—	(92,132)	(92,132)
BNP	1.59% Fixed	CPURNSA	USD	22,263,000	07/15/21	—	—	599,352	599,352
BNP	1.70% Fixed	CPURNSA	USD	4,850,000	01/15/23	—	—	160,151	160,151
BOA	1.63% Fixed	CPURNSA	USD	8,639,000	07/15/21	—	—	222,219	222,219
BOA	2.12% Fixed	CPURNSA	USD	7,429,000	01/15/24	—	—	3,421	3,421
CBK	2.03% Fixed	CPURNSA	USD	1,185,000	06/01/25	—	—	5,430	5,430
CBK	2.26% Fixed	CPURNSA	USD	2,098,000	02/15/42	—	—	(2,912)	(2,912)
CBK	2.34% Fixed	CPURNSA	USD	525,000	04/15/18	—	—	(26,944)	(26,944)
CBK	2.45% Fixed	CPURNSA	USD	950,000	11/07/34	—	—	(55,763)	(55,763)
DEUT	1.23% Fixed	CPURNSA	USD	7,450,000	11/12/19	—	—	123,859	123,859
DEUT	1.48% Fixed	CPURNSA	USD	2,300,000	07/15/23	—	—	77,432	77,432
DEUT	1.54% Fixed	CPURNSA	USD	1,850,000	12/11/24	—	—	70,655	70,655
DEUT	1.56% Fixed	CPURNSA	USD	5,020,000	09/02/20	—	—	80,913	80,913
DEUT	1.69% Fixed	CPURNSA	USD	1,985,000	08/04/25	—	—	78,275	78,275
DEUT	1.70% Fixed	CPURNSA	USD	1,475,000	12/02/24	—	—	56,604	56,604
JPM	1.76% Fixed	CPURNSA	USD	12,288,000	07/15/23	—	—	434,606	434,606
JPM	1.81% Fixed	CPURNSA	USD	5,080,000	11/03/25	—	—	155,059	155,059
JPM	2.33% Fixed	CPURNSA	USD	7,000,000	09/30/21	—	—	(472,899)	(472,899)
JPM	2.75% Fixed	CPURNSA	USD	1,075,000	03/03/21	—	—	(116,324)	(116,324)
MSC	1.44% Fixed	CPURNSA	USD	1,525,000	08/09/23	—	—	59,266	59,266

Total						$—	$—	$2,019,910	$2,019,910

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

117

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
OTC	Over-the-Counter

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
Rev	Revenue
USD	United School District

The accompanying notes are an integral part of these financial statements.

118

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$175,459,164	$—	$175,459,164	$—
Short-Term Investments	8,644,987	8,644,987	—	—
Swaps - Interest Rate(2)	2,830,123	—	2,830,123	—

Total	$186,934,274	$8,644,987	$178,289,287	$—

Liabilities
Swaps - Interest Rate(2)	$(810,213)	$—	$(810,213)	$—

Total	$(810,213)	$—	$(810,213)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

119

Hartford Municipal Short Duration Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.7%
		Arizona - 1.5%
$	250,000	Arizona State Health Facs Auth Hospital System Rev 5.00%, 02/01/2020	$271,883

		California - 11.6%
	170,000	Alameda Corridor, CA, Transportation Auth Rev 0.00%, 10/01/2018(1)	164,441
	250,000	Bay Area Toll Auth Bridge Rev, CA 1.88%, 04/01/2047(2)	252,775
		California County Tobacco Securitization Agency
	100,000	4.00%, 06/01/2017	100,224
	200,000	4.00%, 06/01/2018	205,868
	195,000	5.00%, 06/01/2020	214,769
	250,000	California Health Facs Finance Auth Rev 5.88%, 07/01/2025	276,158
	200,000	Jurupa, CA, Public Financing Auth 4.00%, 09/01/2018	205,690
	80,000	Long Beach Bond Finance Auth, CA 5.25%, 11/15/2018	84,555
	250,000	Orange County, CA, Community Facs Dist 4.00%, 08/15/2021	264,739
	10,000	Palomar Health, CA, Rev 3.00%, 11/01/2017	10,051
	100,000	Riverside County, CA, Infrastructure Financing Auth 4.00%, 11/01/2018	104,515
	75,000	Roseville, CA, Natural Gas Financing Auth 5.00%, 02/15/2023	83,793
	35,000	San Jose, CA, Redevelopment Agency 6.50%, 08/01/2018	36,113
	100,000	Tustin, CA, Community Facs Dist 3.00%, 09/01/2019	102,400

			2,106,091

		Colorado - 4.4%
	110,000	Colorado Health Facs Auth Rev 2.00%, 09/01/2017	110,289
	250,000	Denver, CO, Airport System Rev 5.25%, 11/15/2018	265,375
	150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2022	169,574
		E-470 Public Highway, CO, Auth Rev
	50,000	0.00%, 09/01/2019(1)	48,168
	40,000	1.72%, 09/01/2039(2)	40,160
	150,000	Park Creek, CO, Metropolitan Dist 5.00%, 12/01/2021	165,849

			799,415

		Connecticut - 3.8%
	150,000	City of Bridgeport, CT, GO 4.00%, 08/15/2021	161,868
	150,000	City of New Haven, CT, GO 5.00%, 08/15/2021	166,684
	100,000	Connecticut State Health & Educational Facs Auth 3.25%, 09/01/2021(3)	100,192
	250,000	Town of Hamden, CT, GO 5.00%, 08/15/2019	268,160

			696,904

		District of Columbia - 0.6%
	95,000	Metropolitan Washington, DC, Airports Auth 5.00%, 10/01/2039	103,956

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.7% - (continued)
		Florida - 3.5%
$	165,000	Broward County, FL, Airport System Rev 5.00%, 10/01/2020	$183,374
	250,000	Broward County, FL, School Dist GO 5.00%, 07/01/2017	251,685
	200,000	City of Port, St. Lucie, FL 1.75%, 07/01/2022	194,794

			629,853

		Georgia - 1.0%
	70,000	Burke County, GA, DA Rev 2.35%, 10/01/2032(2)	70,652
	100,000	Municipal Electric Auth, GA 5.00%, 11/01/2022	114,027

			184,679

		Guam - 0.9%
	150,000	Antonio B Won Pat International Airport Auth 5.00%, 10/01/2018	156,339

		Illinois - 18.3%
		Chicago, IL, Transit Auth
	100,000	5.00%, 06/01/2019	106,201
	100,000	5.00%, 06/01/2020	108,567
	100,000	5.00%, 12/01/2022	111,023
	95,000	City of Chicago, IL, GO 4.00%, 01/01/2020	94,759
	250,000	City of Chicago, IL, O’Hare International Airport 5.25%, 01/01/2019	265,660
	70,000	City of Chicago, IL, Park Dist GO 3.00%, 01/01/2021	71,873
	160,000	City of Chicago, IL, Wastewater Transmission Rev 0.00%, 01/01/2022(1)	141,069
		City of Chicago, IL, Waterworks Rev
	100,000	5.00%, 11/01/2018	105,275
	20,000	5.00%, 11/01/2020	21,951
		Cook County, IL, GO
	90,000	5.00%, 11/15/2017	91,851
	100,000	5.00%, 11/15/2019	107,812
	125,000	Illinois Housing DA 3.05%, 08/01/2022	131,087
		Illinois State Finance Auth Rev
	90,000	4.50%, 05/15/2020	93,297
	125,000	5.00%, 08/15/2017	126,102
	100,000	5.00%, 11/15/2021	113,404
	150,000	5.00%, 02/15/2022	164,530
	130,000	7.75%, 08/15/2034	149,183
	250,000	Illinois State Toll Highway Auth, Taxable Rev 5.00%, 12/01/2017	255,802
		Illinois State, GO
	180,000	4.00%, 06/15/2020	193,136
	180,000	5.00%, 06/15/2017	180,857
	100,000	5.00%, 02/01/2020	104,850
	120,000	5.00%, 02/01/2022	126,832
	100,000	Kane McHenry Cook & DeKalb Counties, IL, Community School Dist GO 4.00%, 01/01/2020	106,361
		Metropolitan Pier & Exposition Auth, IL
	50,000	0.00%, 12/15/2019(1)	46,889
	50,000	0.00%, 06/15/2021(1)	44,629
	100,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2018	103,782

The accompanying notes are an integral part of these financial statements.

120

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.7% - (continued)
		Illinois - 18.3% - (continued)
$	50,000	Railsplitter, IL, Tobacco Settlement Auth 5.25%, 06/01/2021	$56,249
	100,000	Southern Illinois Univ 4.00%, 04/01/2018	100,684

			3,323,715

		Louisiana - 2.6%
		City of New Orleans, LA, Sewerage Service Rev
	165,000	5.00%, 06/01/2018	171,692
	110,000	5.00%, 06/01/2021	123,364
	100,000	Louisiana State Public Facs Auth Rev 3.00%, 05/15/2018	101,801
	75,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2019	79,481

			476,338

		Maryland - 0.1%
	20,000	Maryland Econ Development Corp. 4.00%, 06/01/2020	21,442

		Massachusetts - 0.9%
	150,000	Massachusetts State Development Finance Agency Rev 5.00%, 07/01/2022	171,089

		Michigan - 4.8%
		Michigan Finance Auth
	150,000	5.00%, 04/01/2019	159,180
	150,000	5.00%, 07/01/2019	161,187
	150,000	5.00%, 11/15/2022	172,950
	100,000	State of Michigan 5.00%, 03/15/2021	112,938
	250,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2021	255,582

			861,837

		Minnesota - 0.8%
	135,000	City of Rochester, MN, Healthcare & Housing Rev Facs 3.50%, 12/01/2018	137,157

		Missouri - 0.6%
	100,000	Kirkwood, MO, IDA 5.00%, 05/15/2022	108,596

		Nebraska - 1.3%
	120,000	Central Plains, NE, Energy Proj Gas Rev 5.25%, 12/01/2021	137,374
	100,000	Washington County, NE 2.38%, 09/01/2030(2)	100,975

			238,349

		Nevada - 2.8%
	90,000	Clark County, NV 2.25%, 12/01/2019	90,608
	150,000	Clark County, NV, Department of Aviation 5.00%, 07/01/2017	150,955
	250,000	Clark County, NV, School Dist GO 5.00%, 06/15/2022	256,317

			497,880

		New Jersey - 1.6%
	280,000	New Jersey Educational Facs Auth Rev 5.00%, 09/01/2019	295,464

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.7% - (continued)
		New York - 3.8%
		New York State Dormitory Auth Rev
$	100,000	4.00%, 12/01/2018(3)	$102,901
	250,000	4.00%, 05/01/2019	263,652
		New York Transportation Development Corp. Rev
	80,000	5.00%, 08/01/2018	82,873
	100,000	5.00%, 01/01/2019	105,804
	25,000	Oyster Bay, NY, Public Improvement, GO 5.00%, 02/15/2019	25,533
	100,000	TSASC, Inc, NY 5.00%, 06/01/2020	109,727

			690,490

		North Dakota - 0.8%
	145,000	North Dakota Housing Finance Agency 3.50%, 07/01/2046	152,140

		Ohio - 0.8%
		City of Cleveland, OH, Airport System Rev
	60,000	5.00%, 01/01/2022	68,000
	60,000	5.00%, 01/01/2023	69,101
	25,000	Ohio Air Quality DA Rev 3.13%, 07/01/2033(2)	11,059

			148,160

		Pennsylvania - 8.2%
	165,000	Allegheny County, PA, Hospital DA 5.38%, 08/15/2029	179,490
	125,000	Beaver County, PA, GO 4.00%, 11/15/2018	130,790
		Beaver County, PA, IDA Rev
	50,000	2.50%, 12/01/2041(2)	37,749
	50,000	2.70%, 04/01/2035(2)	22,119
	250,000	Commonwealth of Pennsylvania, GO 5.00%, 08/15/2019	270,915
	100,000	Lancaster County, PA, Hospital Auth 5.00%, 07/01/2020	107,961
	150,000	Montgomery County, PA, IDA Rev 4.00%, 12/01/2020	159,186
	250,000	Pennsylvania Turnpike Commission Rev 1.88%, 12/01/2021(2)	251,078
	150,000	Philadelphia, IDA 5.00%, 12/01/2022	170,076
		Philadelphia, School Dist GO
	85,000	4.00%, 09/01/2022	87,561
	65,000	5.00%, 09/01/2020	70,285

			1,487,210

		Rhode Island - 2.3%
	150,000	Rhode Island Health & Educational Building Corp. 5.00%, 05/15/2022	169,068
	65,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	66,730
	100,000	Rhode Island Tobacco Settlement Financing Corp. 5.00%, 06/01/2020	109,255
	60,000	Rhode Island Tobacco Settlement Financing Corp. 5.00%, 06/01/2021	66,741

			411,794

		South Dakota - 0.6%
	100,000	South Dakota Health & Educational Facs Auth 5.00%, 11/01/2020	111,655

The accompanying notes are an integral part of these financial statements.

121

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.7% - (continued)
		Tennessee - 2.3%
$	150,000	Shelby County, TN, Health Educational & Housing Facs Board 4.00%, 09/01/2022	$160,072
	245,000	Tennessee Housing Development Agency Rev 3.50%, 01/01/2047	257,537

			417,609

		Texas - 12.3%
	120,000	Arlington, TX, Higher Education Finance Corp. Rev 4.00%, 02/15/2018	122,733
	105,000	City of San Antonio, TX, Airport System 5.00%, 07/01/2022	120,482
	210,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	233,514
	100,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2020	108,653
	400,000	Leander, TX, ISD GO 0.00%, 08/15/2017(1)	398,668
		Lower Colorado River, TX, Auth Rev
	120,000	4.00%, 05/15/2020	129,383
	100,000	5.00%, 05/15/2020	110,686
	150,000	New Hope, TX, Cultural Education Facs Finance Corp. 1.70%, 11/01/2019	146,688
	265,000	North Texas Tollway Auth Rev 5.63%, 01/01/2033	273,124
	100,000	Tarrant County, TX, Cultural Education Facs Finance Corp 4.50%, 11/15/2021	100,092
	75,000	Texas State Municipal Gas Acquisition & Supply Corp. 5.25%, 12/15/2017	76,859
	400,000	University of Texas 5.00%, 07/01/2018	418,608

			2,239,490

		Virginia - 0.5%
	90,000	Wise County, VA, IDA Rev 1.88%, 11/01/2040(2)	90,067

		Washington - 1.4%
	55,000	State of Washington, GO 5.00%, 08/01/2019	59,806
	80,000	Washington State Health Care Facs Auth Rev 5.00%, 10/01/2039	85,371
	100,000	Washington State Housing Finance Commission 4.38%, 01/01/2021(3)	100,086

			245,263

		Wisconsin - 0.6%
	100,000	Public Finance Auth, WI 5.00%, 05/15/2020(3)	107,107

		Total Municipal Bonds (cost $17,220,537)	$17,181,972

		Total Long-Term Investments (cost $17,220,537)	$17,181,972

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.3%
	Other Investment Pools & Funds - 4.3%
778,578	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$778,578

	Total Short-Term Investments (cost $778,578)	$778,578

Total Investments (cost $17,999,115) ^	99.0%	$17,960,550
Other Assets and Liabilities	1.0%	181,568

Total Net Assets	100.0%	$18,142,118

The accompanying notes are an integral part of these financial statements.

122

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types. For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$80,319
Unrealized Depreciation	(118,884)

Net Unrealized Depreciation	$(38,565)

(1)	Security is a zero-coupon bond.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $410,286, which represented 2.3% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
VA	Veterans Administration

The accompanying notes are an integral part of these financial statements.

123

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$17,181,972	$—	$17,181,972	$—
Short-Term Investments	778,578	778,578	—	—

Total	$17,960,550	$778,578	$17,181,972	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

124

The Hartford Quality Bond Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 24.1%
		Asset-Backed - Automobile - 0.8%
$	550,000	AmeriCredit Automobile Receivables Trust 3.41%, 10/08/2020(1)	$552,891
	525,000	Santander Drive Auto Receivables Trust 2.74%, 01/15/2021	531,093

			1,083,984

		Asset-Backed - Credit Card - 1.5%
		Cabela’s Credit Card Master Note Trust
	1,130,000	1.44%, 07/15/2022(2)	1,133,502
	150,000	2.25%, 07/17/2023	150,922
	605,000	2.71%, 02/17/2026(1)	609,021

			1,893,445

		Asset-Backed - Finance & Insurance - 6.7%
		BlueMountain CLO Ltd.
	675,000	2.47%, 11/20/2028(1)(2)	676,215
	605,000	3.66%, 04/13/2027(1)(2)	605,537
	550,000	Bowman Park CLO Ltd. 2.23%, 11/23/2025(1)(2)	550,062
	250,000	Carlyle Global Market Strategies Ltd. 2.46%, 04/17/2025(1)(2)	250,196
	410,000	Cent CLO Ltd. 2.27%, 07/23/2025(1)(2)	410,123
	125,000	HSI Asset Securitization Corp. Trust 1.26%, 02/25/2036(2)	112,692
	761,308	LCM XVII L.P. 2.51%, 10/15/2026(1)(2)	761,844
		Madison Park Funding Ltd.
	785,000	2.42%, 07/20/2026(1)(2)	785,461
	250,000	2.45%, 10/23/2025(1)(2)	250,131
	445,000	Magnetite CLO Ltd. 2.46%, 04/15/2026(1)(2)	445,021
		Nationstar HECM Loan Trust
	138,134	2.24%, 06/25/2026(1)	139,114
	123,118	2.98%, 02/25/2026(1)	123,170
	1,210,000	NRZ Advance Receivables Trust 3.11%, 12/15/2050(1)	1,212,144
	199,248	SoFi Consumer Loan Program LLC 3.05%, 12/26/2025(1)	199,515
	875,000	Springleaf Funding Trust 3.16%, 11/15/2024(1)	884,663
	265,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(1)	264,388
	841,638	Towd Point Mortgage Trust 2.75%, 10/25/2056(1)(2)	840,729

			8,511,005

		Asset-Backed - Home Equity - 2.2%
	196,263	Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates 2.27%, 08/25/2033(2)	191,015
	164,039	Argent Securities Inc Asset-Backed Pass-Through Certificates 2.04%, 10/25/2033(2)	154,700
	211,629	Asset Backed Securities Corp. Home Equity Loan Trust 1.50%, 08/25/2034(2)	181,267
	1,246,280	New Residential Mortgage Loan Trust 4.00%, 02/25/2057(1)(2)	1,282,821
	960,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	953,644

			2,763,447

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 24.1% - (continued)
		Commercial Mortgage - Backed Securities - 6.8%
$	265,000	Citigroup Commercial Mortgage Trust 3.15%, 11/15/2049	$265,009
		Commercial Mortgage Trust
	1,150,000	3.35%, 02/10/2048	1,167,027
	618,000	3.63%, 10/10/2048	638,452
	925,000	3.70%, 08/10/2048	963,872
	725,000	3.96%, 03/10/2047	766,656
	925,000	CSAIL Commercial Mortgage Trust 3.81%, 11/15/2048	965,548
		FREMF Mortgage Trust
	610,000	2.97%, 03/25/2045(1)(2)	609,817
	320,000	3.82%, 04/25/2048(1)(2)	318,825
	1,240,000	4.08%, 08/25/2023(1)(2)	1,293,211
	165,000	4.38%, 06/25/2047(1)(2)	171,286
	184,000	4.49%, 12/25/2044(1)(2)	196,087
	200,000	4.69%, 10/25/2030(1)(2)	205,519
	720,752	4.77%, 01/25/2048(1)(2)	771,835
	350,000	Wells Fargo Commercial Mortgage Trust 3.70%, 11/15/2048	364,279

			8,697,423

		Whole Loan Collateral CMO - 6.1%
	162,520	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(2)	162,944
	299,138	COLT Mortgage Loan Trust 2.75%, 09/25/2046(1)(2)	301,054
		Connecticut Avenue Securities
	373,135	2.44%, 01/25/2029(2)	376,281
	596,760	5.99%, 07/25/2025(2)	662,021
	370,000	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(1)(2)	370,096
	666,040	Fannie Mae Connecticut Avenue Securities 2.14%, 09/25/2029(2)	668,974
	395,415	GSR Mortgage Loan Trust 3.50%, 01/25/2036(2)	367,077
	77,027	IndyMac Index Mortgage Loan Trust 3.43%, 06/25/2036(2)	68,195
		LSTAR Securities Investment Trust
	100,714	2.98%, 08/01/2020(1)(2)	100,513
	285,000	2.99%, 04/01/2022(1)(2)	282,133
	535,342	3.00%, 01/01/2022(1)(2)	535,342
	374,427	3.00%, 02/01/2022(1)(2)	373,490
	128,896	MortgageIT Trust 1.63%, 02/25/2035(2)	124,058
		New Residential Mortgage Loan Trust
	103,312	3.75%, 05/25/2054(1)(2)	105,526
	290,414	3.75%, 11/25/2056(1)(2)	301,207
	170,608	Residential Accredit Loans, Inc. 4.11%, 09/25/2035(2)	143,733
	98,004	Residential Funding Mortgage Securities, Inc. 3.46%, 09/25/2035(2)	95,543
	51,463	Sequoia Mortgage Trust 1.45%, 02/20/2035(2)	50,367
	155,172	Springleaf Mortgage Loan Trust 3.52%, 12/25/2065(1)(2)	155,567
	755,089	Thornburg Mortgage Securities Trust 3.07%, 04/25/2045(2)	753,699
		Towd Point Mortgage Trust
	559,993	2.25%, 04/25/2056(1)(2)	556,283
	105,886	2.75%, 04/25/2055(1)(2)	106,330

The accompanying notes are an integral part of these financial statements.

125

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 24.1% - (continued)
		Whole Loan Collateral CMO - 6.1% - (continued)
$	390,420	2.75%, 08/25/2055(1)(2)	$391,654
	126,221	3.00%, 03/25/2054(1)(2)	126,800
	642,000	3.75%, 04/25/2055(1)(2)	656,508

			7,835,395

		Total Asset & Commercial Mortgage Backed Securities (cost $30,676,875)	$30,784,699

U.S. GOVERNMENT AGENCIES - 100.8%
		FHLMC - 35.9%
$	17,699	0.00%, 11/15/2036(3)(4)	$16,743
	7,293,972	0.43%, 01/25/2027(2)(5)	179,899
	2,831,554	0.71%, 01/25/2024(2)(5)	114,700
	695,000	1.71%, 07/25/2041(2)(5)	60,024
	2,250,000	1.81%, 11/25/2040(2)(5)	187,768
	295,871	2.19%, 07/25/2029(2)	297,579
	335,669	2.19%, 08/25/2029(2)	337,707
	670,000	2.29%, 04/25/2029(2)	672,943
	371,431	2.50%, 12/15/2026(5)	25,030
	1,629,809	2.50%, 03/15/2028(5)	133,680
	1,590,000	2.50%, 05/01/2032(6)(7)	1,600,279
	560,250	2.94%, 05/25/2025(2)	571,705
	1,300,000	3.00%, 05/01/2032(6)(7)	1,338,035
	341,478	3.00%, 05/15/2032(5)	29,252
	217,240	3.00%, 03/15/2033(5)	28,213
	1,133,239	3.00%, 01/01/2037	1,152,084
	682,289	3.00%, 06/15/2041	701,309
	1,555,923	3.00%, 07/15/2041	1,594,046
	315,573	3.00%, 01/15/2045	293,631
	1,864,386	3.00%, 11/01/2046	1,865,676
	6,245,725	3.00%, 12/01/2046	6,242,315
	2,500,000	3.00%, 05/01/2047(6)(7)	2,496,485
	995,000	3.12%, 10/25/2031(2)	981,396
	840,000	3.19%, 02/25/2024(2)	864,074
	375,000	3.24%, 11/25/2028(2)	387,461
	437,875	3.50%, 06/15/2026(5)	35,954
	126,130	3.50%, 09/15/2026(5)	13,410
	225,433	3.50%, 03/15/2027(5)	22,751
	1,092,024	3.50%, 03/15/2041(5)	137,563
	383,677	3.50%, 03/01/2047	394,864
	5,025,000	3.50%, 05/01/2047(6)(7)	5,166,917
	2,700,000	3.50%, 06/01/2047(6)(7)	2,770,348
	369,670	4.00%, 08/15/2026(5)	35,307
	537,980	4.00%, 07/15/2027(5)	59,487
	635,446	4.00%, 03/15/2028(5)	68,498
	224,786	4.00%, 06/15/2028(5)	25,637
	441,216	4.00%, 06/15/2041	467,874
	571,000	4.00%, 08/15/2043	618,481
	409,293	4.00%, 07/01/2044	431,208
	1,573,892	4.00%, 05/01/2046(8)	1,658,164
	2,388,036	4.00%, 01/01/2047(7)	2,534,152
	143,653	4.50%, 02/01/2039	154,676
	1,394,779	4.50%, 07/01/2042	1,504,272
	238,902	4.50%, 09/01/2044	257,079
	3,060,000	4.50%, 05/01/2047(6)(7)	3,290,211
	1,200,000	4.50%, 06/01/2047(6)(7)	1,287,654
	310,609	5.00%, 09/15/2033(5)	67,229
	570,292	5.00%, 05/01/2039	626,296

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 100.8% - (continued)
		FHLMC - 35.9% - (continued)
$	898,312	5.00%, 08/01/2039	$981,842
	331,729	5.00%, 07/01/2041	363,386
	100,000	5.00%, 05/01/2047(6)(7)	109,246
	66,655	5.50%, 08/15/2033	72,929
	448,278	5.50%, 04/01/2038	497,211

			45,824,680

		FNMA - 40.8%
	142,268	0.00%, 06/25/2036(3)(4)	126,348
	253,611	1.83%, 04/25/2055(2)(5)	13,319
	335,000	2.00%, 02/25/2043	285,450
	571,191	2.01%, 06/25/2055(2)(5)	32,957
	1,001,059	2.02%, 08/25/2044(2)(5)	55,897
	58,559	2.50%, 06/25/2028(5)	4,918
	30,765	2.50%, 02/01/2030	31,056
	32,318	2.50%, 07/01/2030	32,624
	580,862	2.50%, 12/01/2031	584,669
	6,005,000	2.50%, 05/01/2032(6)(7)	6,039,482
	420,000	2.50%, 03/25/2043	368,935
	1,891,342	2.54%, 07/01/2026	1,849,021
	100,000	2.68%, 05/01/2025	100,124
	459,842	2.71%, 12/01/2027	453,233
	1,140,000	2.87%, 02/01/2032	1,101,807
	950,000	2.95%, 10/01/2025	966,212
	348,532	2.95%, 01/01/2028	349,198
	975,000	2.99%, 11/01/2025	988,514
	188,814	3.00%, 09/25/2027(5)	17,315
	157,599	3.00%, 04/25/2028(5)	14,705
	6,450,000	3.00%, 05/01/2032(6)(7)	6,634,934
	1,150,434	3.00%, 03/01/2037	1,169,136
	253,000	3.00%, 05/01/2047(6)(7)	252,703
	349,645	3.02%, 03/01/2027	354,720
	1,345,068	3.10%, 01/01/2027	1,373,955
	1,650,317	3.11%, 04/01/2027	1,680,974
	705,000	3.15%, 04/01/2027	721,477
	530,000	3.16%, 04/01/2027	542,440
	670,000	3.23%, 04/01/2027	689,496
	14,775	3.34%, 04/01/2024	15,530
	1,340,000	3.38%, 12/01/2029	1,374,786
	4,829	3.47%, 01/01/2024	5,106
	2,148,305	3.50%, 11/01/2026	2,247,440
	370,965	3.50%, 10/25/2027(5)	43,511
	89,993	3.50%, 05/25/2030(5)	12,001
	110,872	3.50%, 08/25/2030(5)	13,575
	208,946	3.50%, 09/25/2035(5)	31,940
	473,267	3.50%, 10/01/2044	489,147
	514,692	3.50%, 02/01/2045	529,717
	953,600	3.50%, 01/01/2046	981,438
	468,306	3.50%, 02/01/2046	481,977
	979,207	3.50%, 09/01/2046	1,007,792
	409,586	3.50%, 10/01/2046	421,543
	294,297	3.50%, 11/01/2046	304,266
	3,500,000	3.50%, 05/01/2047(6)(7)	3,598,848
	1,800,000	3.50%, 06/01/2047(6)(7)	1,847,039
	245,716	3.54%, 02/01/2024	260,936
	1,247,848	3.57%, 10/01/2029	1,311,302
	5,000	3.76%, 03/01/2024	5,349
	5,000	3.86%, 12/01/2025	5,373
	14,229	3.87%, 10/01/2025	15,364
	14,560	3.89%, 05/01/2030	15,393
	335,861	3.96%, 05/01/2034	356,092

The accompanying notes are an integral part of these financial statements.

126

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 100.8% - (continued)
		FNMA - 40.8% - (continued)
$	158,000	3.97%, 05/01/2029	$170,996
	700,000	4.00%, 05/01/2032(6)(7)	725,421
	773,412	4.00%, 12/01/2040	817,361
	187,545	4.00%, 03/01/2041	198,198
	55,660	4.00%, 03/25/2042(5)	7,799
	29,552	4.00%, 08/01/2044	31,145
	263,258	4.00%, 10/01/2044	277,454
	512,201	4.00%, 11/01/2044	539,820
	514,513	4.00%, 05/01/2045	542,257
	296,358	4.00%, 07/01/2045	314,701
	516,653	4.00%, 12/01/2045	544,512
	506,311	4.00%, 02/01/2046	533,613
	1,250,201	4.00%, 05/01/2046	1,319,619
	267,688	4.00%, 05/01/2046(8)	282,122
	257,936	4.00%, 06/01/2046	271,844
	290,084	4.00%, 04/01/2047	308,313
	1,800,000	4.00%, 05/01/2047(6)(7)	1,895,625
	9,259	4.06%, 10/01/2028	10,147
	490,573	4.06%, 03/01/2030	531,090
	106,412	4.50%, 07/25/2027(5)	11,085
	137,961	4.50%, 08/01/2041	149,659
	40,252	4.50%, 09/01/2041	43,439
	62,335	5.46%, 05/25/2042(2)(5)	7,047
	325,000	5.50%, 05/01/2047(6)(7)	361,160

			52,105,511

		GNMA - 23.0%
	548,176	2.14%, 04/20/2040	466,469
	259,823	3.00%, 09/20/2028(5)	24,460
	79,721	3.00%, 08/15/2045	80,821
	192,093	3.00%, 11/20/2045	194,900
	397,598	3.00%, 09/20/2046	403,407
	12,856,115	3.00%, 12/20/2046	13,043,956
	129,691	3.50%, 02/16/2027(5)	12,413
	308,438	3.50%, 03/20/2027(5)	31,020
	359,800	3.50%, 02/20/2041(5)	52,418
	608,364	3.50%, 04/20/2042(5)	87,621
	518,665	3.50%, 07/20/2043(5)	76,314
	1,696,391	3.50%, 03/20/2047	1,765,477
	1,200,000	3.50%, 04/20/2047	1,248,870
	1,971,143	4.00%, 04/16/2026(5)	198,808
	98,398	4.00%, 12/16/2026(5)	10,723
	1,177,326	4.00%, 05/20/2029(5)	120,528
	206,541	4.00%, 02/15/2041	220,916
	48,872	4.00%, 05/16/2042(5)	7,872
	70,688	4.00%, 01/20/2044(5)	13,902
	1,170,974	4.00%, 04/20/2047	1,239,836
	125,000	4.00%, 05/01/2047(6)(7)	132,178
	100,000	4.00%, 06/01/2047(6)(7)	105,541
	510,308	4.50%, 06/20/2039	545,216
	262,988	4.50%, 09/16/2040	293,313
	76,351	4.50%, 09/20/2041	82,385
	44,318	4.50%, 05/20/2044	47,323
	94,812	4.50%, 06/20/2044	101,241
	80,256	4.50%, 10/20/2044	85,697
	259,353	4.50%, 04/20/2045(5)	59,931
	50,575	4.50%, 01/20/2046	54,004
	5,635,000	4.50%, 05/01/2047(6)(7)	6,012,721
	205,092	5.00%, 05/20/2034	229,074
	59,862	5.00%, 07/15/2039	67,029
	499,714	5.00%, 05/20/2040(5)	98,670

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 100.8% - (continued)
		GNMA - 23.0% - (continued)
$	672,647	5.00%, 04/20/2041	$825,016
	47,978	5.00%, 06/15/2041	53,030
	243,721	5.00%, 10/16/2041(5)	39,473
	46,375	5.00%, 03/15/2044	51,163
	573,377	5.50%, 05/20/2038	654,379
	443,079	5.50%, 03/20/2039(5)	99,492
	553,751	5.50%, 02/16/2047(5)	122,968
	32,239	6.00%, 01/15/2039	36,551
	217,424	6.00%, 09/15/2040	246,504

			29,343,630

		SLM Student Loan Trust - 1.1%
	523,535	1.71%, 04/27/2026(1)(2)	525,135
	909,525	2.66%, 04/25/2023(2)	928,158

			1,453,293

		Total U.S. Government Agencies (cost $128,501,450)	$128,727,114

U.S. GOVERNMENT SECURITIES - 5.1%
		Other Direct Federal Obligations - 0.6%
		FHLB - 0.6%
$	700,000	Tennessee Valley Authority 4.25%, 09/15/2065	$756,740

		U.S. Treasury Securities - 4.5%
		U.S. Treasury Notes - 4.5%
	5,698,404	0.13%, 01/15/2023(9)	5,711,094

			5,711,094

		Total U.S. Government Securities (cost $6,536,658)	$6,467,834

		Total Long-Term Investments (cost $165,714,983)	$165,979,647

SHORT-TERM INVESTMENTS - 1.2%
		Other Investment Pools & Funds - 1.2%
	1,572,161	Fidelity Institutional Government Fund, Institutional Class	$1,572,161

		Total Short-Term Investments (cost $1,572,161)	$1,572,161

Total Investments (cost $167,287,144) ^	131.2%	$167,551,808
Other Assets and Liabilities	(31.2)%	(39,823,368)

Total Net Assets	100.0%	$127,728,440

The accompanying notes are an integral part of these financial statements.

127

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$936,234
Unrealized Depreciation	(671,570)

Net Unrealized Appreciation	$264,664

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $20,413,852, which represented 16.0% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	Securities disclosed are principal-only strips.

(4)	Security is a zero-coupon bond.

(5)	Securities disclosed are interest-only strips.

(6)	Represents or includes a TBA transaction.

(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $48,118,665 at April 30, 2017.

(8)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(9)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	64	06/21/2017	$8,041,478	$8,046,000	$4,522
U.S. Treasury 2-Year Note Future	13	06/30/2017	2,811,680	2,815,922	4,242
U.S. Treasury Long Bond Future	17	06/21/2017	2,551,338	2,600,469	49,131
U.S. Ultra Bond Future	40	06/21/2017	6,392,557	6,517,500	124,943

Total					$182,838

Short position contracts:
U.S. 10-Year Ultra Future	39	06/21/2017	$5,194,338	$5,282,672	$(88,334)
U.S. Treasury 5-Year Note Future	62	06/30/2017	7,249,802	$7,341,188	(91,386)

Total					$(179,720)

Total futures contracts					$3,118

TBA Sale Commitments Outstanding at April 30, 2017
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.00%	$5,000,000	05/01/2047	$(4,992,969)	$(24,610)
FNMA, 3.00%	600,000	05/01/2047	(599,297)	(1,641)
FNMA, 3.50%	4,490,000	05/01/2032	(4,692,348)	(3,684)
FNMA, 4.00%	4,565,000	05/01/2047	(4,807,516)	(21,398)
FNMA, 4.50%	4,860,000	05/01/2047	(5,228,297)	(2,020)

The accompanying notes are an integral part of these financial statements.

128

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

TBA Sale Commitments Outstanding at April 30, 2017 - (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 5.00%	$1,600,000	05/01/2047	$(1,752,487)	$(2,987)
GNMA, 3.00%	9,100,000	05/01/2047	(9,222,281)	31,281
GNMA, 3.50%	9,025,000	05/01/2047	(9,379,654)	(4,960)

Total (proceeds $40,644,830)			$(40,674,849)	$(30,019)

At April 30, 2017, the aggregate market value of TBA Sale Commitments represents (31.8)% of total net assets.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
JPY	Sell	05/01/17	CBK	$6,147,126	$6,100,249	$46,877

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
JPY	Japanese Yen
USD	United States Dollar

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

129

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$30,784,699	$—	$30,784,699	$—
U.S. Government Agencies	128,727,114	—	128,727,114	—
U.S. Government Securities	6,467,834	—	6,467,834	—
Short-Term Investments	1,572,161	1,572,161	—	—
Foreign Currency Contracts(2)	46,877	—	46,877	—
Futures Contracts(2)	182,838	182,838	—	—

Total	$167,781,523	$1,754,999	$166,026,524	$—

Liabilities
Futures Contracts(2)	$(179,720)	$(179,720)	$—	$—
TBA Sale Commitments	(40,674,849)	—	(40,674,849)	—

Total	$(40,854,569)	$(179,720)	$(40,674,849)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

130

The Hartford Short Duration Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 13.6%
		Asset-Backed - Automobile - 0.5%
$	380,000	AmeriCredit Automobile Receivables Trust 1.81%, 10/08/2020	$380,797
		GM Financial Automobile Leasing Trust
	1,055,000	1.97%, 05/20/2020	1,049,673
	1,905,000	2.14%, 06/20/2019	1,910,958
	212,942	Prestige Auto Receivables Trust 1.52%, 04/15/2020(1)	212,929
	655,000	Westlake Automobile Receivables Trust 2.30%, 11/15/2019(1)	656,466

			4,210,823

		Asset-Backed - Credit Card - 0.4%
	2,480,000	Golden Credit Card Trust 1.60%, 09/15/2021(1)	2,466,139
	1,645,000	Synchrony Credit Card Master Note Trust 2.04%, 03/15/2022	1,653,149

			4,119,288

		Asset-Backed - Finance & Insurance - 7.8%
	3,000,000	American Tower Trust 1.55%, 03/15/2043(1)	2,993,739
		Apidos CLO
	2,250,000	2.26%, 04/15/2025(1)(2)	2,252,342
	3,110,000	2.47%, 04/17/2026(1)(2)	3,110,034
	1,578,120	Bayview Opportunity Master Fund Trust 4.00%, 10/28/2064(1)(2)	1,630,806
		Carlyle Global Market Strategies Ltd.
	870,000	2.31%, 04/18/2025(1)(2)	870,112
	2,500,000	2.96%, 04/17/2025(1)(2)	2,502,827
	2,640,000	Cent CLO Ltd. 2.26%, 01/25/2026(1)(2)	2,638,680
		CIFC Funding Ltd.
	2,125,000	2.31%, 04/16/2025(1)(2)	2,127,304
	3,470,000	2.79%, 01/29/2025(1)(2)	3,470,031
	1,685,600	DB Master Finance LLC 3.26%, 02/20/2045(1)	1,694,121
	1,990,000	Dryden Senior Loan Fund 2.21%, 04/18/2026(1)(2)	1,988,997
	58,395	Hasco NIM Cayman Co. 6.25%, 12/26/2035*(1)(3)(4)	—
	3,250,000	Limerock CLO Ltd. 2.46%, 04/18/2026(1)(2)	3,251,716
	180,481	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046*(1)(3)(4)	—
	4,680,000	Magnetite CLO Ltd. 3.11%, 07/25/2026(1)(2)	4,691,185
	2,670,000	MMAF Equipment Finance LLC 1.59%, 02/08/2022(1)	2,660,414
		Nationstar HECM Loan Trust
	315,578	2.01%, 08/25/2026(1)	314,904
	601,004	2.24%, 06/25/2026(1)	605,268
	343,882	2.98%, 02/25/2026(1)	344,026
		NRZ Advance Receivables Trust
	4,205,000	3.11%, 12/15/2050(1)	4,212,451
	2,185,000	3.21%, 02/15/2051(1)	2,204,447
	2,500,000	Octagon Investment Partners Ltd. 2.28%, 07/17/2025(1)(2)	2,500,875
	1,540,000	Ocwen Master Advance Receivables Trust 3.21%, 11/15/2047(1)	1,539,046
	2,500,000	Race Point CLO Ltd. 2.48%, 05/24/2023(1)(2)	2,498,315

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 13.6% - (continued)
		Asset-Backed - Finance & Insurance - 7.8% - (continued)
$	2,060,000	SBA Tower Trust 2.90%, 10/15/2044(1)	$2,071,945
	1,034,125	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)	1,041,364
	3,840,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	3,828,046
	4,035,000	Symphony CLO L.P. 2.91%, 01/09/2023(1)(2)	4,034,165
	4,328,423	Towd Point Mortgage Trust 2.75%, 10/25/2056(1)(2)	4,323,748
	2,500,000	Verizon Owner Trust 1.42%, 01/20/2021(1)	2,487,997
	1,910,000	Vibrant CLO Ltd. 2.64%, 04/20/2026(1)(2)	1,910,949

			69,799,854

		Asset-Backed - Home Equity - 1.0%
	762,483	Accredited Mortgage Loan Trust 1.67%, 01/25/2035(2)	752,207
	202,480	Aegis Asset Backed Securities Trust Mortgage Pass- Through Certificates 2.09%, 09/25/2034(2)	202,369
	1,395,474	Morgan Stanley Capital I Trust 1.75%, 01/25/2035(2)	1,377,733
	2,157,023	New Residential Mortgage Loan Trust 4.00%, 02/25/2057(1)(2)	2,220,267
	4,000,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	3,973,516
	107,852	Renaissance Home Equity Loan Trust 9.79%, 04/25/2037*(1)(2)	1
	443,844	Residential Asset Securities Corp. 5.21%, 07/25/2034(2)	456,680

			8,982,773

		Commercial Mortgage - Backed Securities - 1.3%
	744,732	CD Mortgage Trust 5.89%, 11/15/2044(2)	746,938
	512,904	COMM Mortgage Trust 1.28%, 08/10/2046	511,750
	945,845	DBUBS Mortgage Trust 0.93%, 11/10/2046(1)(2)(5)	19,001
		FREMF Mortgage Trust
	5,065,400	3.07%, 10/25/2047(1)(2)	5,028,790
	885,000	3.95%, 06/25/2047(1)(2)	907,886
	2,370,000	4.30%, 09/25/2044(1)(2)	2,419,682
	105,866	GS Mortgage Securities Trust 1.21%, 07/10/2046	105,816
		JP Morgan Chase Commercial Mortgage Securities Trust
	72,043	1.30%, 01/15/2046	72,002
	1,684,230	3.91%, 05/05/2030(1)	1,761,550
	583,937	Morgan Stanley Re-Remic Trust 1.00%, 03/27/2051(1)	581,712
	25,664	WF-RBS Commercial Mortgage Trust 0.67%, 11/15/2045	25,648

			12,180,775

		Whole Loan Collateral CMO - 2.6%
	664,009	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(2)	665,742
	988,497	COLT Mortgage Loan Trust 2.80%, 12/26/2046(1)(2)	989,183

The accompanying notes are an integral part of these financial statements.

131

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 13.6% - (continued)
		Whole Loan Collateral CMO - 2.6% - (continued)
		Connecticut Avenue Securities
$	378,856	1.94%, 05/25/2024(2)	$379,647
	705,423	2.19%, 07/25/2024(2)	707,229
	1,280,000	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(1)(2)	1,280,331
	1,168,056	Fannie Mae Connecticut Avenue Securities 2.14%, 09/25/2029(2)	1,173,201
	735,000	LSTAR Securities Investment Trust 2.99%, 04/01/2022(1)(2)	727,607
	2,500,000	Mortgage Repurchase Agreement Financing Trust 2.16%, 06/10/2019(1)(2)	2,500,688
		New Residential Mortgage Loan Trust
	1,028,353	3.25%, 09/25/2056(1)(2)	1,048,945
	1,001,304	3.75%, 11/26/2035(1)(2)	1,040,534
	772,034	3.75%, 03/25/2056(1)(2)	789,400
	1,093,684	3.75%, 11/25/2056(1)(2)	1,134,332
	2,155,000	4.00%, 03/25/2057(1)(2)	2,240,995
		Towd Point Mortgage Trust
	1,889,473	2.25%, 04/25/2056(1)(2)	1,876,954
	3,110,705	2.25%, 07/25/2056(1)(2)	3,085,172
	759,923	2.75%, 02/25/2055(1)(2)	763,025
	1,792,758	2.75%, 04/25/2055(1)(2)	1,799,560
	769,372	2.75%, 05/25/2055(1)(2)	772,497

			22,975,042

		Total Asset & Commercial Mortgage Backed Securities (cost $122,617,272)	$122,268,555

CORPORATE BONDS - 58.4%
		Aerospace/Defense - 0.0%
$	365,000	BAE Systems Holdings, Inc. 2.85%, 12/15/2020(1)	$369,677

		Agriculture - 0.3%
	2,000,000	Imperial Brands Finance plc 2.05%, 02/11/2018(1)	2,003,184
	644,000	Reynolds American, Inc. 3.25%, 06/12/2020	663,639

			2,666,823

		Auto Manufacturers - 3.3%
	2,500,000	American Honda Finance Corp. 1.70%, 09/09/2021	2,437,538
		Daimler Finance NA LLC
	2,000,000	2.00%, 07/06/2021(1)	1,960,204
	2,500,000	2.25%, 09/03/2019(1)	2,509,088
		Ford Motor Credit Co. LLC
	3,500,000	2.02%, 05/03/2019	3,490,595
	2,000,000	2.46%, 03/27/2020	1,996,490
		General Motors Financial Co., Inc.
	2,500,000	3.20%, 07/13/2020	2,545,792
	2,500,000	3.20%, 07/06/2021	2,522,140
		Harley-Davidson Financial Services, Inc.
	840,000	2.40%, 09/15/2019(1)	845,199
	2,500,000	2.85%, 01/15/2021(1)	2,527,042
		Hyundai Capital America
	2,000,000	2.00%, 07/01/2019(1)	1,983,078
	2,490,000	2.60%, 03/19/2020(1)	2,490,764

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Auto Manufacturers - 3.3% - (continued)
		Nissan Motor Acceptance Corp.
$	2,500,000	2.35%, 03/04/2019(1)	$2,515,563
	1,250,000	2.55%, 03/08/2021(1)	1,255,355
	750,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(1)	752,242

			29,831,090

		Auto Parts & Equipment - 0.1%
	500,000	Delphi Automotive plc 3.15%, 11/19/2020	510,362

		Beverages - 0.5%
	4,000,000	Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	4,049,104
	625,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	613,441

			4,662,545

		Biotechnology - 0.5%
	1,500,000	Amgen, Inc. 2.13%, 05/01/2020	1,500,862
	1,055,000	Biogen, Inc. 2.90%, 09/15/2020	1,076,573
	2,000,000	Celgene Corp. 2.88%, 08/15/2020	2,039,612

			4,617,047

		Chemicals - 0.5%
	4,500,000	Air Liquide Finance S.A. 1.75%, 09/27/2021(1)	4,377,492

		Commercial Banks - 22.9%
		ABN Amro Bank N.V.
	1,500,000	1.80%, 09/20/2019(1)	1,486,920
	1,000,000	2.45%, 06/04/2020(1)	1,005,193
	1,200,000	Banco Santander S.A. 3.50%, 04/11/2022	1,212,281
		Bank of America Corp.
	3,020,000	2.15%, 11/09/2020	2,999,256
	3,500,000	2.50%, 10/21/2022	3,434,280
	2,000,000	2.63%, 10/19/2020	2,012,874
	2,000,000	2.63%, 04/19/2021	2,002,044
	1,500,000	Bank of Montreal 2.38%, 01/25/2019	1,513,691
		Bank of New York Mellon Corp.
	1,395,000	2.22%, 10/30/2023(2)	1,423,747
	1,500,000	2.30%, 09/11/2019	1,514,261
		Bank of Nova Scotia
	2,000,000	1.65%, 06/14/2019	1,990,942
	1,000,000	2.70%, 03/07/2022	1,007,877
	3,250,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 2.35%, 09/08/2019(1)	3,256,441
	3,000,000	Banque Federative du Credit Mutuel S.A. 2.00%, 04/12/2019(1)	2,987,952
		Barclays plc
	2,500,000	2.75%, 11/08/2019	2,524,090
	1,850,000	2.88%, 06/08/2020	1,869,658
	2,625,000	3.25%, 01/12/2021	2,664,480
		BB&T Corp.
	1,750,000	2.05%, 05/10/2021	1,733,826
	1,750,000	2.75%, 04/01/2022	1,772,914

The accompanying notes are an integral part of these financial statements.

132

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Commercial Banks - 22.9% - (continued)
		BNP Paribas S.A.
$	1,500,000	2.38%, 05/21/2020	$1,503,740
	2,000,000	2.70%, 08/20/2018	2,019,990
		BPCE S.A.
	1,390,000	2.50%, 12/10/2018	1,399,584
	1,650,000	2.50%, 07/15/2019	1,659,286
	2,500,000	Canadian Imperial Bank of Commerce 1.60%, 09/06/2019	2,479,372
	1,250,000	Capital One Financial Corp. 3.05%, 03/09/2022	1,253,408
		CIT Group, Inc.
	2,500,000	4.25%, 08/15/2017	2,516,875
	1,250,000	5.00%, 05/15/2017	1,251,500
	1,250,000	5.25%, 03/15/2018	1,289,750
		Citigroup, Inc.
	2,000,000	2.40%, 02/18/2020	2,010,374
	965,000	2.50%, 07/29/2019	973,794
	4,500,000	2.90%, 12/08/2021	4,524,628
	770,000	Citizens Bank NA 2.55%, 05/13/2021	770,188
	665,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021	659,843
	1,555,000	Compass Bank 2.75%, 09/29/2019	1,562,553
		Cooperatieve Rabobank UA
	1,650,000	2.50%, 01/19/2021	1,660,002
	1,500,000	2.75%, 01/10/2022	1,518,533
	1,800,000	Credit Agricole S.A. 2.75%, 06/10/2020(1)	1,815,671
	2,001,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	2,025,056
	2,000,000	Credit Suisse Group Funding Guernsey Ltd. 3.45%, 04/16/2021	2,040,910
		Danske Bank A/S
	1,120,000	2.00%, 09/08/2021(1)	1,098,347
	1,250,000	2.70%, 03/02/2022(1)	1,257,191
	1,250,000	2.80%, 03/10/2021(1)	1,266,095
	2,000,000	Deutsche Bank AG 1.88%, 02/13/2018	1,996,588
	2,600,000	Discover Bank 3.10%, 06/04/2020	2,656,285
	2,150,000	DNB Bank ASA 2.38%, 06/02/2021(1)	2,143,999
		Fifth Third Bancorp
	1,100,000	2.25%, 06/14/2021	1,095,371
	4,250,000	2.38%, 04/25/2019	4,285,041
		Goldman Sachs Group, Inc.
	1,225,000	2.35%, 11/15/2021	1,207,294
	2,000,000	2.60%, 12/27/2020	2,007,376
	660,000	2.63%, 04/25/2021	660,597
	545,000	2.75%, 09/15/2020	550,569
	1,005,000	2.88%, 02/25/2021	1,016,697
	4,000,000	3.00%, 04/26/2022	4,031,808
		HSBC Holdings plc
	1,800,000	2.95%, 05/25/2021	1,819,404
	2,135,000	3.26%, 03/13/2023(2)	2,160,402
	1,150,000	3.40%, 03/08/2021	1,181,231
	1,550,000	HSBC USA, Inc. 2.35%, 03/05/2020	1,555,943

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Commercial Banks - 22.9% - (continued)
		Huntington Bancshares, Inc.
$	2,000,000	2.30%, 01/14/2022	$1,962,622
	1,700,000	3.15%, 03/14/2021	1,737,160
	1,785,000	Huntington National Bank 2.20%, 04/01/2019	1,791,546
	1,250,000	Huntington National Bank (The) 2.38%, 03/10/2020	1,258,471
	2,395,000	ING Bank N.V. 2.50%, 10/01/2019(1)	2,412,038
	705,000	ING Groep N.V. 3.15%, 03/29/2022	715,682
		JP Morgan Chase & Co.
	4,000,000	2.30%, 08/15/2021	3,974,360
	1,800,000	2.38%, 10/24/2023(2)	1,831,142
	3,000,000	2.40%, 06/07/2021	2,993,997
	3,000,000	2.55%, 03/01/2021	3,014,217
	1,500,000	2.75%, 06/23/2020	1,523,723
		KeyBank NA
	1,000,000	1.60%, 08/22/2019	991,405
	2,000,000	2.50%, 12/15/2019	2,023,642
	905,000	2.50%, 11/22/2021	904,195
		Manufacturers & Traders Trust Co.
	1,045,000	2.21%, 12/28/2020(2)	1,045,000
	2,500,000	2.25%, 07/25/2019	2,518,827
	1,500,000	Mizuho Financial Group, Inc. 2.63%, 04/12/2021(1)	1,497,930
		Morgan Stanley
	1,290,000	2.20%, 12/07/2018	1,296,100
	920,000	2.50%, 04/21/2021	916,886
	2,000,000	2.55%, 10/24/2023(2)	2,031,348
	1,500,000	2.65%, 01/27/2020	1,519,701
	1,750,000	5.63%, 09/23/2019	1,889,739
	1,500,000	6.63%, 04/01/2018	1,565,937
	1,000,000	National Australia Bank Ltd. 1.88%, 07/12/2021	977,680
	1,750,000	National Bank of Canada 2.10%, 12/14/2018	1,757,959
	2,000,000	Nordea Bank AB 1.63%, 09/30/2019(1)	1,976,352
		PNC Bank NA
	1,750,000	2.25%, 07/02/2019	1,762,302
	1,500,000	2.45%, 11/05/2020	1,511,331
	2,250,000	Regions Financial Corp. 3.20%, 02/08/2021	2,299,855
		Royal Bank of Canada
	2,000,000	1.63%, 04/15/2019	1,990,860
	1,250,000	2.00%, 12/10/2018	1,254,745
	1,500,000	2.50%, 01/19/2021	1,514,831
		Santander Holdings USA, Inc.
	1,115,000	2.65%, 04/17/2020	1,112,241
	1,000,000	2.70%, 05/24/2019	1,003,639
	2,250,000	3.70%, 03/28/2022(1)	2,263,936
	2,250,000	Santander UK plc 2.38%, 03/16/2020	2,262,933
		Skandinaviska Enskilda Banken AB
	1,400,000	2.63%, 11/17/2020(1)	1,412,228
	1,500,000	2.80%, 03/11/2022	1,513,776
		Societe Generale S.A.
	1,200,000	2.63%, 10/01/2018	1,211,075
	1,800,000	3.25%, 01/12/2022(1)	1,801,307

The accompanying notes are an integral part of these financial statements.

133

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Commercial Banks - 22.9% - (continued)
$	3,000,000	Standard Chartered plc 2.40%, 09/08/2019(1)	$2,998,590
	2,200,000	Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020	2,222,801
		SunTrust Banks, Inc.
	1,750,000	2.50%, 05/01/2019	1,768,791
	895,000	2.90%, 03/03/2021	908,032
		Svenska Handelsbanken AB
	1,010,000	1.88%, 09/07/2021	986,094
	2,000,000	2.25%, 06/17/2019	2,012,066
	1,500,000	2.45%, 03/30/2021	1,501,196
		Toronto-Dominion Bank
	1,500,000	2.13%, 04/07/2021	1,493,045
	2,000,000	2.50%, 12/14/2020	2,024,286
		UBS Group Funding Jersey Ltd.
	1,000,000	2.95%, 09/24/2020(1)	1,011,118
	1,750,000	3.00%, 04/15/2021(1)	1,761,965
	3,250,000	UniCredit S.p.A. 3.75%, 04/12/2022(1)	3,250,702
		Wells Fargo & Co.
	2,000,000	2.10%, 07/26/2021	1,971,950
	1,875,000	2.15%, 01/30/2020	1,880,944
	3,000,000	2.40%, 10/31/2023(2)	3,048,813
	2,500,000	2.50%, 03/04/2021	2,507,217

			205,728,350

		Commercial Services - 0.6%
	1,870,000	ERAC USA Finance LLC 2.35%, 10/15/2019(1)	1,871,485
		Total System Services, Inc.
	2,075,000	2.38%, 06/01/2018	2,082,719
	1,500,000	3.80%, 04/01/2021	1,561,924

			5,516,128

		Construction Materials - 0.2%
	2,000,000	Fortune Brands Home & Security, Inc. 3.00%, 06/15/2020	2,027,320

		Diversified Financial Services - 3.7%
		Air Lease Corp.
	2,705,000	2.13%, 01/15/2018	2,710,572
	2,500,000	2.13%, 01/15/2020	2,484,162
	3,000,000	Ally Financial, Inc. 3.25%, 11/05/2018	3,030,000
	2,500,000	Capital One Bank USA NA 2.30%, 06/05/2019	2,503,787
	1,150,000	Credit Agricole S.A. 2.38%, 07/01/2021(1)	1,135,039
	3,130,000	GE Capital International Funding Co. 2.34%, 11/15/2020	3,150,508
	2,025,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(1)	2,033,163
	2,500,000	Macquarie Group Ltd. 3.00%, 12/03/2018(1)	2,534,835
	1,700,000	National Rural Utilities Cooperative Finance Corp. 1.65%, 02/08/2019	1,696,886
		Nationstar Mortgage LLC / Nationstar Capital Corp.
	2,000,000	6.50%, 08/01/2018	2,020,000
	1,250,000	6.50%, 07/01/2021	1,268,750

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Diversified Financial Services - 3.7% - (continued)
$	1,680,000	Navient Corp. 6.50%, 06/15/2022	$1,736,700
	2,365,000	Protective Life Global Funding 1.72%, 04/15/2019(1)	2,343,781
	1,350,000	Societe Generale S.A. 2.50%, 04/08/2021(1)	1,343,538
		Synchrony Financial
	610,000	2.70%, 02/03/2020	613,900
	2,255,000	3.00%, 08/15/2019	2,288,660

			32,894,281

		Electric - 1.7%
	1,000,000	Ameren Illinois Co. 9.75%, 11/15/2018	1,118,529
	1,200,000	Commonwealth Edison Co. 6.95%, 07/15/2018	1,267,546
		Dominion Resources, Inc.
	2,500,000	2.50%, 12/01/2019	2,525,112
	490,000	2.96%, 07/01/2019(6)	496,791
	395,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	395,271
	1,055,000	Eversource Energy 2.50%, 03/15/2021	1,052,384
	805,000	Exelon Corp. 2.85%, 06/15/2020	819,107
	2,285,000	Fortis, Inc. 2.10%, 10/04/2021(1)	2,224,036
	580,000	Great Plains Energy, Inc. 3.15%, 04/01/2022	587,036
		NextEra Energy Capital Holdings, Inc.
	325,000	1.65%, 09/01/2018	324,045
	1,520,000	2.30%, 04/01/2019	1,530,424
	3,000,000	Southern Co. 2.35%, 07/01/2021	2,960,166

			15,300,447

		Electronics - 0.2%
	630,000	Arrow Electronics, Inc. 3.00%, 03/01/2018	635,852
	850,000	Fortive Corp. 2.35%, 06/15/2021(1)	841,320

			1,477,172

		Engineering & Construction - 0.3%
		SBA Tower Trust
	1,300,000	2.24%, 04/16/2018(1)	1,299,241
	1,760,000	3.17%, 04/15/2022(1)	1,766,582

			3,065,823

		Food - 1.5%
	4,000,000	Danone S.A. 2.08%, 11/02/2021(1)	3,910,188
	330,000	JM Smucker Co. 2.50%, 03/15/2020	333,962
		Kraft Heinz Foods Co.
	2,000,000	2.00%, 07/02/2018	2,005,048
	1,425,000	2.80%, 07/02/2020	1,447,291
		Kroger Co.
	1,415,000	1.50%, 09/30/2019	1,398,320
	540,000	2.60%, 02/01/2021	541,983

The accompanying notes are an integral part of these financial statements.

134

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Food - 1.5% - (continued)
$	2,500,000	Mondelez International Holdings Netherlands B.V. 2.00%, 10/28/2021(1)	$2,421,138
	1,195,000	Tyson Foods, Inc. 2.65%, 08/15/2019	1,207,031

			13,264,961

		Forest Products & Paper - 0.3%
	2,650,000	Georgia-Pacific LLC 2.54%, 11/15/2019(1)	2,676,219

		Healthcare-Products - 0.2%
	1,680,000	Medtronic, Inc. 2.50%, 03/15/2020	1,710,643

		Healthcare-Services - 1.0%
	4,000,000	Anthem, Inc. 2.25%, 08/15/2019	4,015,944
	1,810,000	Dignity Health 2.64%, 11/01/2019	1,818,427
	590,000	Laboratory Corp. of America Holdings 2.63%, 02/01/2020	594,199
		UnitedHealth Group, Inc.
	1,525,000	2.13%, 03/15/2021	1,523,762
	835,000	2.70%, 07/15/2020	853,815

			8,806,147

		Home Furnishings - 0.2%
	1,400,000	Whirlpool Corp. 2.40%, 03/01/2019	1,414,364

		Housewares - 0.0%
	355,000	Newell Brands, Inc. 2.05%, 12/01/2017	355,964

		Insurance - 2.7%
	4,000,000	American International Group, Inc. 2.30%, 07/16/2019	4,016,588
	1,705,000	Berkshire Hathaway, Inc. 2.20%, 03/15/2021	1,717,097
	775,000	Chubb INA Holdings, Inc. 2.30%, 11/03/2020	778,725
		Marsh & McLennan Cos., Inc.
	985,000	2.35%, 09/10/2019	991,804
	770,000	2.55%, 10/15/2018	779,093
	2,300,000	MassMutual Global Funding II 2.00%, 04/15/2021(1)	2,252,843
	1,500,000	Metropolitan Life Global Funding I 1.95%, 09/15/2021(1)	1,466,720
		Principal Life Global Funding
	2,000,000	1.50%, 04/18/2019(1)	1,983,086
	1,255,000	2.20%, 04/08/2020(1)	1,255,575
		Prudential Financial, Inc.
	2,000,000	1.82%, 08/15/2018(2)	2,011,448
	1,500,000	2.35%, 08/15/2019	1,512,903
	390,000	QBE Insurance Group Ltd. 2.40%, 05/01/2018(1)	390,652
	861,000	TIAA Asset Management Finance Co. LLC 2.95%, 11/01/2019(1)	874,857
	705,000	Trinity Acquisition plc 3.50%, 09/15/2021	719,887
	1,445,000	Unum Group 3.00%, 05/15/2021	1,465,763

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Insurance - 2.7% - (continued)
$	1,715,000	Voya Financial, Inc. 2.90%, 02/15/2018	$1,729,581

			23,946,622

		Internet - 0.2%
	2,000,000	Netflix, Inc. 5.50%, 02/15/2022	2,140,000

		Iron/Steel - 0.2%
	1,500,000	Steel Dynamics, Inc. 5.13%, 10/01/2021	1,548,750

		IT Services - 1.6%
	4,000,000	Dell International LLC / EMC Corp. 3.48%, 06/01/2019(1)	4,091,192
	2,390,000	DXC Technology Co. 2.88%, 03/27/2020(1)	2,416,928
		Hewlett Packard Enterprise Co.
	2,750,000	2.85%, 10/05/2018	2,781,815
	1,250,000	3.60%, 10/15/2020	1,292,069
		NCR Corp.
	1,250,000	4.63%, 02/15/2021	1,281,250
	2,200,000	5.00%, 07/15/2022	2,244,000

			14,107,254

		Lodging - 1.0%
	3,320,000	Choice Hotels International, Inc. 5.70%, 08/28/2020	3,602,200
	1,500,000	Marriott International, Inc. 2.30%, 01/15/2022	1,479,827
	2,000,000	MGM Resorts International 5.25%, 03/31/2020	2,115,000
	1,845,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022	1,902,656

			9,099,683

		Machinery-Diversified - 0.5%
		CNH Industrial Capital LLC
	1,275,000	3.88%, 07/16/2018	1,300,500
	2,000,000	4.38%, 11/06/2020	2,070,000
	995,000	4.38%, 04/05/2022	1,014,452

			4,384,952

		Media - 1.5%
	3,000,000	CBS Corp. 2.30%, 08/15/2019	3,017,472
	1,685,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	1,741,114
	400,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/2021(1)	430,500
	2,195,000	Scripps Networks Interactive, Inc. 2.80%, 06/15/2020	2,218,732
	1,770,000	Sky plc 2.63%, 09/16/2019(1)	1,775,696
	2,500,000	Time Warner Cable LLC 8.25%, 04/01/2019	2,776,340
	1,500,000	Viacom, Inc. 2.75%, 12/15/2019	1,514,516

			13,474,370

The accompanying notes are an integral part of these financial statements.

135

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Mining - 0.5%
		Anglo American Capital plc
$	2,250,000	3.75%, 04/10/2022(1)	$2,261,745
	1,500,000	4.13%, 04/15/2021(1)	1,533,750
	1,015,000	Freeport-McMoRan, Inc. 2.38%, 03/15/2018	1,009,925

			4,805,420

		Miscellaneous Manufacturing - 0.2%
	1,500,000	Pentair Finance S.A. 2.90%, 09/15/2018	1,514,205

		Office/Business Equipment - 0.4%
	3,250,000	Pitney Bowes, Inc. 3.38%, 10/01/2021	3,203,717

		Oil & Gas - 1.5%
	2,500,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	2,687,700
	1,575,000	BP Capital Markets plc 2.32%, 02/13/2020	1,589,985
	680,000	ConocoPhillips Co. 4.20%, 03/15/2021	727,301
	1,755,000	Exxon Mobil Corp. 2.22%, 03/01/2021	1,766,743
	1,726,000	Marathon Oil Corp. 2.70%, 06/01/2020	1,721,260
		Noble Energy, Inc.
	1,015,000	4.15%, 12/15/2021	1,072,688
	1,595,000	8.25%, 03/01/2019	1,768,654
	455,000	Petroleos Mexicanos 5.50%, 02/04/2019	475,930
	1,565,000	Pioneer Natural Resources Co. 3.45%, 01/15/2021	1,612,221

			13,422,482

		Oil & Gas Services - 0.3%
	2,500,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(1)	2,565,730

		Pharmaceuticals - 2.2%
		AbbVie, Inc.
	1,250,000	2.30%, 05/14/2021	1,241,639
	1,330,000	2.50%, 05/14/2020	1,341,554
		Actavis Funding SCS
	490,000	2.45%, 06/15/2019	493,396
	3,855,000	3.00%, 03/12/2020	3,930,596
	715,000	Baxalta, Inc. 2.00%, 06/22/2018	716,332
	1,300,000	Bayer US Finance LLC 2.38%, 10/08/2019(1)	1,308,752
	1,435,000	Cardinal Health, Inc. 2.40%, 11/15/2019	1,442,140
	2,115,000	Express Scripts Holding Co. 2.25%, 06/15/2019	2,121,436
	945,000	Mylan N.V. 3.75%, 12/15/2020	975,907
	285,000	Perrigo Finance Unlimited Co. 3.50%, 03/15/2021	292,117
	3,000,000	Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	2,983,044
		Teva Pharmaceutical Finance Netherlands III B.V.
	1,125,000	1.70%, 07/19/2019	1,113,633

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Pharmaceuticals - 2.2% - (continued)
$	1,800,000	2.20%, 07/21/2021	$1,749,330

			19,709,876

		Pipelines - 1.2%
	1,195,000	Columbia Pipeline Group, Inc. 2.45%, 06/01/2018	1,200,923
		Enterprise Products Operating LLC
	1,195,000	2.55%, 10/15/2019	1,206,476
	1,700,000	2.85%, 04/15/2021	1,720,318
	1,175,000	Kinder Morgan Energy Partners L.P. 5.30%, 09/15/2020	1,270,291
	865,000	Kinder Morgan, Inc. 3.05%, 12/01/2019	882,325
	4,300,000	Plains All American Pipeline L.P. / PAA Finance Corp. 6.50%, 05/01/2018	4,490,232

			10,770,565

		Real Estate - 0.3%
	2,000,000	WEA Finance LLC 3.15%, 04/05/2022(1)	2,013,360
	1,100,000	WEA Finance LLC / Westfield UK & Europe Finance plc 3.25%, 10/05/2020(1)	1,123,086

			3,136,446

		Real Estate Investment Trusts - 0.9%
	1,755,000	American Tower Corp. 3.30%, 02/15/2021	1,793,470
	240,000	Crown Castle International Corp. 3.40%, 02/15/2021	244,952
	2,580,000	ERP Operating L.P. 2.38%, 07/01/2019	2,597,887
	1,870,000	Scentre Group 2.38%, 11/05/2019(1)	1,873,475
		Simon Property Group L.P.
	1,000,000	2.50%, 09/01/2020	1,008,887
	860,000	2.50%, 07/15/2021	862,598

			8,381,269

		Retail - 0.8%
	320,000	AutoZone, Inc. 1.63%, 04/21/2019	317,687
		CVS Health Corp.
	2,350,000	2.13%, 06/01/2021	2,318,886
	715,000	2.80%, 07/20/2020	728,481
	3,000,000	Home Depot, Inc. 2.00%, 04/01/2021	2,990,493
	550,000	McDonald’s Corp. 2.75%, 12/09/2020	559,903

			6,915,450

		Savings & Loans - 0.1%
	885,000	Nationwide Building Society 2.35%, 01/21/2020(1)	887,729

		Semiconductors - 1.2%
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	2,700,000	2.38%, 01/15/2020(1)	2,701,701
	2,700,000	3.00%, 01/15/2022(1)	2,721,351
	2,000,000	NXP B.V. / NXP Funding LLC 4.13%, 06/01/2021(1)	2,092,500

The accompanying notes are an integral part of these financial statements.

136

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Semiconductors - 1.2% - (continued)
$	3,450,000	TSMC Global Ltd. 1.63%, 04/03/2018(1)	$3,445,097

			10,960,649

		Software - 0.3%
	541,000	Fidelity National Information Services, Inc. 2.25%, 08/15/2021	534,454
	2,375,000	Oracle Corp. 1.90%, 09/15/2021	2,350,823

			2,885,277

		Telecommunications - 1.3%
		AT&T, Inc.
	2,790,000	2.45%, 06/30/2020	2,794,129
	2,000,000	2.80%, 02/17/2021	2,015,718
	2,180,000	Cisco Systems, Inc. 2.20%, 02/28/2021	2,191,528
	4,495,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 09/20/2021(1)	4,534,331

			11,535,706

		Toys/Games/Hobbies - 0.2%
	2,000,000	Mattel, Inc. 2.35%, 05/06/2019	2,004,682

		Transportation - 1.1%
	3,450,000	AP Moller - Maersk A/S 2.55%, 09/22/2019(1)	3,469,399
	825,000	FedEx Corp. 2.30%, 02/01/2020	833,757
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	2,050,000	2.50%, 06/15/2019(1)	2,061,095
	45,000	2.88%, 07/17/2018(1)	45,539
	1,000,000	3.20%, 07/15/2020(1)	1,023,271
		Ryder System, Inc.
	1,270,000	2.25%, 09/01/2021	1,252,184
	1,075,000	2.45%, 09/03/2019	1,081,700

			9,766,945

		Trucking & Leasing - 0.2%
	2,125,000	TTX Co. 2.25%, 02/01/2019(1)	2,126,900

		Total Corporate Bonds (cost $521,259,161)	$524,567,534

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
		Saudi Arabia - 0.3%
$	2,810,000	Saudi Government International Bond 2.38%, 10/26/2021(1)	$2,760,937

		Total Foreign Government Obligations (cost $2,782,097)	$2,760,937

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 0.4%
		General - 0.3%
$	2,500,000	Florida State Board of Administration Finance Corp. Rev 2.16%, 07/01/2019	$2,518,550
	365,000	New Jersey State Econ DA 0.00%, 02/15/2018(7)	358,189

			2,876,739

		General Obligation - 0.1%
	265,000	Illinois State, GO 5.88%, 03/01/2019	277,150

		Total Municipal Bonds (cost $3,136,318)	$3,153,889

SENIOR FLOATING RATE INTERESTS - 22.1%(8)
		Advertising - 0.2%
$	1,663,571	Acosta Holdco, Inc. 4.25%, 09/26/2021	$1,546,423

		Aerospace/Defense - 0.5%
	473,188	Fly Funding II S.a.r.l. 3.79%, 02/09/2022	473,334
	3,876,744	TransDigm, Inc. 3.99%, 06/09/2023	3,871,356

			4,344,690

		Airlines - 0.6%
		American Airlines, Inc.
	1,573,493	2.99%, 06/26/2020	1,573,698
	980,000	3.49%, 10/10/2021	980,813
	990,000	3.49%, 04/28/2023	990,465
	1,970,000	Delta Air Lines, Inc. 3.49%, 08/24/2022	1,984,775

			5,529,751

		Auto Manufacturers - 0.1%
	359,777	FCA U.S. LLC 2.99%, 12/31/2018	360,788
	582,464	Jaguar Holding Co. 4.33%, 08/18/2022	585,376

			946,164

		Auto Parts & Equipment - 0.1%
	920,000	USI, Inc. 0.00%, 03/30/2024(9)	915,980

		Beverages - 0.1%
	716,000	Jacobs Douwe Egberts International B.V. 0.00%, 07/02/2022(9)	717,568
	416,444	Oak Tea, Inc. 3.69%, 07/02/2022	417,356

			1,134,924

		Biotechnology - 0.3%
	2,872,180	Alkermes, Inc. 3.74%, 09/25/2021	2,890,132

		Chemicals - 0.6%
	285,000	Alpha 3 B.V. 4.15%, 01/31/2024	286,425
	326,672	Chemours Co. 3.49%, 05/12/2022	328,920

The accompanying notes are an integral part of these financial statements.

137

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.1%(8) - (continued)
		Chemicals - 0.6% - (continued)
$	2,261,896	Huntsman International LLC 3.99%, 04/01/2023	$2,288,767
	363,259	MacDermid, Inc. 4.00%, 06/07/2023	364,621
	352,000	Minerals Technologies, Inc. 3.30%, 02/14/2024	353,760
	1,280,341	Nexeo Solutions LLC 5.30%, 06/09/2023	1,293,145
	465,293	PolyOne Corp. 3.28%, 11/12/2022	468,782

			5,384,420

		Coal - 0.1%
	680,000	Peabody Energy Corp. 0.00%, 03/31/2022(9)	681,700

		Commercial Services - 1.6%
	989,796	Brickman Group Ltd. LLC 4.14%, 12/18/2020	993,092
	619,136	Bright Horizons Family Solutions, Inc. 3.74%, 11/07/2023	623,779
	255,000	Capital Automotive L.P. 4.00%, 03/24/2024	256,913
	618,450	DigitalGlobe, Inc. 3.74%, 01/15/2024	620,769
		Global Payments, Inc.
	1,225,000	0.00%, 04/22/2023(9)	1,228,981
	464,792	3.49%, 04/22/2023	466,303
	1,488,750	Hertz Corp. 3.74%, 06/30/2023	1,489,807
	658,350	KAR Auction Services, Inc. 4.50%, 03/09/2023	663,288
	1,246,875	Quikrete Holdings, Inc. 4.24%, 11/15/2023	1,248,696
	1,784,405	Russell Investment Group 6.75%, 06/01/2023	1,803,374
	513,713	ServiceMaster Co. 3.48%, 11/08/2023	519,173
	1,135,000	Team Health Holdings, Inc. 3.75%, 02/06/2024	1,124,365
	1,843,911	Trans Union LLC 3.49%, 04/09/2023	1,858,662
	520,535	Vantiv LLC 3.49%, 10/14/2023	524,277
	748,125	Xerox Business Services LLC 4.99%, 12/07/2023	760,596

			14,182,075

		Construction Materials - 0.3%
	2,675,000	American Builders & Contractors Supply Co., Inc. 3.74%, 10/31/2023	2,690,595

		Distribution/Wholesale - 0.2%
	492,500	Beacon Roofing Supply, Inc. 3.74%, 10/01/2022	495,426
	1,057,350	Univar, Inc. 3.74%, 07/01/2022	1,059,993

			1,555,419

		Diversified Financial Services - 1.1%
	685,000	AerCap Holdings N.V. 3.40%, 10/06/2023	692,878

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.1%(8) - (continued)
		Diversified Financial Services - 1.1% - (continued)
$	1,395,000	AlixPartners LLP 4.15%, 07/28/2022	$1,406,453
	651,725	Camelot UK Holdco Ltd. 4.50%, 10/03/2023	654,658
	264,338	NFP Corp. 4.65%, 01/08/2024	266,156
	453,863	RP Crown Parent LLC 4.50%, 10/12/2023	457,171
	1,459,658	RPI Finance Trust 3.15%, 03/27/2023	1,464,227
	853,286	SAM Finance Lux S.a.r.l. 4.39%, 12/17/2020	860,112
		Telenet International Finance S.a.r.l.
	1,510,000	0.00%, 06/30/2025(9)	1,513,775
	2,145,000	3.97%, 01/31/2025	2,148,024

			9,463,454

		Electric - 0.6%
	2,208,313	Calpine Corp. 3.90%, 05/31/2023	2,215,224
	525,000	Helix Gen Funding LLC 0.00%, 02/23/2024(9)	529,725
	2,295,538	NRG Energy, Inc. 3.24%, 06/30/2023	2,303,045
	993,523	Seadrill Partners Finco LLC 4.15%, 02/21/2021	668,144

			5,716,138

		Energy-Alternate Sources - 0.3%
	1,504,891	MEG Energy Corp. 4.63%, 12/31/2023	1,505,644
		TEX Operations Co. LLC
	190,000	3.74%, 08/04/2023	189,584
	827,925	3.75%, 08/04/2023	826,112

			2,521,340

		Entertainment - 0.6%
	497,590	Cedar Fair, L.P. 3.24%, 04/13/2024	501,014
	235,000	CityCenter Holdings LLC 3.75%, 04/18/2024	235,294
	1,380,000	Eldorado Resorts LLC 0.00%, 04/17/2024(9)	1,376,550
	1,237,237	Hilton Worldwide Finance LLC 2.99%, 10/25/2023	1,247,358
	1,345,740	Regal Cinemas Corp. 3.49%, 04/01/2022	1,359,197
	409,775	Scientific Games International, Inc. 4.99%, 10/01/2021	415,729

			5,135,142

		Environmental Control - 0.1%
	1,221,595	Advanced Disposal Services, Inc. 3.70%, 11/10/2023	1,231,625

		Food - 0.7%
		Albertsons LLC
	1,707,108	3.99%, 08/22/2021	1,712,622
	522,120	4.30%, 06/22/2023	524,297
	452,344	B&G Foods, Inc. 3.24%, 11/02/2022	456,302
	2,445,000	JBS USA LLC 3.48%, 10/30/2022	2,455,049

The accompanying notes are an integral part of these financial statements.

138

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.1%(8) - (continued)
		Food - 0.7% - (continued)
$	748,125	Pinnacle Foods Finance LLC 2.98%, 02/02/2024	$752,330

			5,900,600

		Healthcare-Products - 0.5%
	2,211,667	Alere, Inc. 4.25%, 06/18/2022	2,221,797
	1,557,335	Immucor, Inc. 5.00%, 08/17/2018	1,551,105
	580,000	Kinetic Concepts, Inc. 4.40%, 02/02/2024	582,355
	492,525	Revlon Consumer Products Corp. 4.49%, 09/07/2023	493,022

			4,848,279

		Healthcare-Services - 1.5%
	923,313	Acadia Healthcare Co., Inc. 3.98%, 02/16/2023	923,313
	1,970,381	American Renal Holdings, Inc. 4.75%, 09/20/2019	1,981,474
		Community Health Systems, Inc.
	733,399	3.80%, 12/31/2019	730,370
	290,141	4.05%, 01/27/2021	288,206
	971,033	DaVita HealthCare Partners, Inc. 3.74%, 06/24/2021	980,257
	1,942,220	Envision Healthcare Corp. 4.15%, 12/01/2023	1,960,185
	427,850	Genoa, a QoL Healthcare Co. LLC 4.90%, 10/28/2023	429,634
	904,956	HCA, Inc. 2.99%, 03/17/2023	907,898
	1,506,225	inVentiv Health, Inc. 4.80%, 11/09/2023	1,513,967
	2,002,068	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	2,027,454
	391,003	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	392,958
	1,076,375	U.S. Renal Care, Inc. 5.40%, 12/31/2022	1,019,865

			13,155,581

		Holding Companies-Diversified - 0.2%
	1,400,000	PSAV Holdings LLC 0.00%, 04/21/2024(9)	1,396,500

		Household Products - 0.0%
	240,802	Prestige Brands, Inc. 3.74%, 01/26/2024	242,970

		Household Products/Wares - 0.1%
	815,000	Galleria Co. 4.00%, 09/29/2023	820,436

		Insurance - 0.6%
		Asurion LLC
	194,674	4.24%, 07/08/2020	195,932
	2,892,780	4.25%, 08/04/2022	2,910,252
	744,828	4.75%, 11/03/2023	750,415
	1,842,670	HUB International Ltd. 4.04%, 10/02/2020	1,851,293

			5,707,892

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.1%(8) - (continued)
		IT Services - 0.2%
$	430,000	Gartner, Inc. 0.00%, 04/05/2024(9)	$432,958
	1,820,000	Tempo Acquisition LLC 0.00%, 05/01/2024(9)	1,818,635

			2,251,593

		Leisure Time - 0.6%
	993,846	Aristocrat Leisure Ltd. 3.41%, 10/20/2021	1,001,638
	1,261,838	Boyd Gaming Corp. 3.45%, 09/15/2023	1,266,708
	2,980,839	Delta 2 (LUX) S.a.r.l. 4.57%, 02/01/2024	2,983,820

			5,252,166

		Lodging - 0.5%
	1,125,000	Caesars Entertainment Operating Co. 0.00%, 03/31/2024(9)	1,118,250
	468,825	Four Seasons Holdings, Inc. 4.15%, 11/30/2023	473,930
	807,124	La Quinta Intermediate Holdings LLC 3.91%, 04/14/2021	813,379
	1,714,322	Station Casinos LLC 3.50%, 06/08/2023	1,712,762

			4,118,321

		Machinery-Diversified - 0.3%
	1,930,000	Gardner Denver, Inc. 4.56%, 07/30/2020	1,928,398
	1,063,654	Gates Global LLC 4.41%, 04/01/2024	1,068,441

			2,996,839

		Media - 1.6%
	1,767,299	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	1,723,859
		CBS Radio, Inc.
	270,000	0.00%, 03/02/2024(9)	271,801
	383,843	4.50%, 10/17/2023	386,403
		Charter Communications Operating LLC
	399,438	3.00%, 07/01/2020	401,435
	972,738	3.00%, 01/03/2021	976,755
	297,000	3.24%, 01/15/2024	298,411
	947,500	CSC Holdings LLC 3.24%, 07/15/2025	946,657
	67,259	Mission Broadcasting, Inc. 3.99%, 01/17/2024	67,847
	693,749	Nexstar Broadcasting, Inc. 3.99%, 01/17/2024	699,819
	735,000	Numericable Group S.A. 0.00%, 06/21/2025(9)	731,119
	1,721,350	Numericable U.S. LLC 4.42%, 01/14/2025	1,722,641
	1,552,748	Tribune Media Co. 3.99%, 01/27/2024	1,561,490
	1,385,000	UPC Financing Partnership 3.74%, 04/15/2025	1,389,335
	2,328,476	Virgin Media Bristol LLC 3.74%, 01/31/2025	2,336,672

The accompanying notes are an integral part of these financial statements.

139

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.1%(8) - (continued)
		Media - 1.6% - (continued)
$	970,000	Ziggo Secured Finance Partnership 3.49%, 04/15/2025	$970,048

			14,484,292

		Metal Fabricate/Hardware - 0.1%
	1,269,240	Rexnord LLC 3.89%, 08/21/2023	1,273,099

		Oil & Gas - 0.5%
	645,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	696,400
	2,007,000	Energy Transfer Equity L.P. 3.73%, 02/02/2024	2,011,175
	654,932	Fieldwood Energy LLC 3.88%, 10/01/2018	638,015
	1,113,750	Western Refining, Inc. 5.50%, 06/23/2023	1,115,142

			4,460,732

		Oil & Gas Services - 0.2%
	1,771,512	Crosby U.S. Acquisition Corp. 4.05%, 11/23/2020	1,639,765
	274,313	Pacific Drilling S.A. 4.63%, 06/03/2018	126,184

			1,765,949

		Packaging & Containers - 0.7%
		Berry Plastics Group, Inc.
	1,536,412	3.24%, 02/08/2020	1,544,985
	1,124,671	3.51%, 10/01/2022	1,131,700
	140,000	3.52%, 01/19/2024	140,744
	980,000	Flex Acquisition Co., Inc. 4.40%, 12/29/2023	984,293
	2,246,464	Reynolds Group Holdings, Inc. 3.99%, 02/05/2023	2,257,561
	507,917	Signode Industrial Group U.S., Inc. 3.81%, 05/01/2021	509,821

			6,569,104

		Pharmaceuticals - 0.3%
	1,490,000	Endo Luxembourg Finance Co. I S.a r.l. 0.00%, 04/29/2024(9)	1,501,175
	1,172,407	Quintiles IMS, Inc. 3.08%, 03/07/2024	1,183,498

			2,684,673

		Provincial - 0.0%
	392,400	Seminole Tribe of Florida, Inc. 3.40%, 04/29/2020	393,012

		Real Estate - 0.4%
	2,642,735	DTZ U.S. Borrower LLC 4.34%, 11/04/2021	2,652,275
	543,297	Realogy Corp. 3.24%, 07/20/2022	547,372

			3,199,647

		Real Estate Investment Trusts - 0.4%
EUR	1,065,000	Equinix, Inc. 3.25%, 01/05/2024	1,168,178
$	2,108,700	MGM Growth Properties Operating Partnership L.P. 3.49%, 04/25/2023	2,112,475

			3,280,653

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.1%(8) - (continued)
		Retail - 1.4%
$	1,215,078	B.C. Unlimited Liability Co. 3.31%, 02/16/2024	$1,215,382
		Bass Pro Group LLC
	504,700	4.24%, 06/05/2020	503,650
	1,995,000	6.15%, 12/16/2023	1,941,255
	706,450	Coinstar LLC 5.25%, 09/27/2023	707,997
	1,002,910	Coty, Inc. 3.48%, 10/27/2022	1,007,614
	704,675	Harbor Freight Tools USA, Inc. 4.24%, 08/19/2023	702,476
	1,055,747	Michaels Stores, Inc. 3.75%, 01/30/2023	1,053,435
	1,792,998	Neiman Marcus Group Ltd. LLC 4.25%, 10/25/2020	1,428,428
	692,764	PetSmart, Inc. 4.02%, 03/11/2022	633,803
	891,017	Pilot Travel Centers LLC 2.99%, 05/25/2023	897,976
	1,207,329	U.S. Foods, Inc. 3.74%, 06/27/2023	1,217,784
	1,119,375	Yum! Brands, Inc. 2.99%, 06/16/2023	1,124,972

			12,434,772

		Semiconductors - 0.4%
	474,453	Entegris, Inc. 3.24%, 04/30/2021	477,617
	540,000	Integrated Device Technology, Inc. 0.00%, 03/20/2024(9)	541,350
	907,754	ON Semiconductor Corp. 3.24%, 03/31/2023	911,585
	1,864,732	Sensata Technologies B.V. 3.24%, 10/14/2021	1,876,535

			3,807,087

		Software - 2.0%
	480,000	CCC Information Services, Inc. 0.00%, 03/29/2024(9)	477,720
	1,014,463	CDW LLC 3.15%, 08/17/2023	1,020,580
	1,500,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	1,503,945
	1,388,034	Dell, Inc. 3.50%, 09/07/2023	1,392,919
		First Data Corp.
	893,837	3.99%, 03/24/2021	893,390
	3,899,745	3.99%, 07/10/2022	3,920,219
	1,540,000	Go Daddy Operating Co. LLC 3.49%, 02/15/2024	1,545,975
	574,597	Infor U.S., Inc. 3.90%, 02/01/2022	573,253
	121,369	MA FinanceCo LLC 0.00%, 04/18/2024(9)	121,709
	1,676,099	Magic Newco LLC 5.00%, 12/12/2018	1,677,590
	1,105,000	Misys Europe S.A. 0.00%, 04/27/2024(9)	1,112,602
	819,631	Seattle Spinco, Inc. 0.00%, 04/30/2024(9)	821,935
	931,399	SS&C Technologies, Inc. 3.24%, 07/08/2022	937,808

The accompanying notes are an integral part of these financial statements.

140

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.1%(8) - (continued)
		Software - 2.0% - (continued)
$	2,213,275	WEX, Inc. 4.49%, 07/01/2023	$2,234,722

			18,234,367

		Telecommunications - 1.3%
	267,485	CommScope, Inc. 3.49%, 12/29/2022	269,325
	2,993,500	Level 3 Financing, Inc. 3.24%, 02/22/2024	3,002,062
	1,250,000	MaxLinear, Inc. 0.00%, 04/05/2024(9)	1,250,000
	2,670,000	Sprint Communications, Inc. 3.50%, 02/02/2024	2,671,682
	1,073,951	Telesat Canada 4.15%, 11/17/2023	1,081,469
	2,659,930	Univision Communications, Inc. 3.75%, 03/15/2024	2,641,231
	593,419	Zayo Group LLC 3.50%, 01/19/2024	597,163

			11,512,932

		Trucking & Leasing - 0.2%
	1,920,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.74%, 03/20/2022	1,947,955

		Total Senior Floating Rate Interests (cost $198,660,156)	$198,609,423

U.S. GOVERNMENT AGENCIES - 5.4%
		FHLMC - 1.2%
$	11,614,948	1.78%, 07/25/2021(2)(5)	662,264
	35,930	1.99%, 02/25/2024(2)	35,943
	12,912,868	2.12%, 08/25/2018(2)(5)	240,620
	8,610,205	3.00%, 04/01/2031	8,870,646
	1,253,979	3.50%, 04/01/2027	1,312,358

			11,121,831

		FNMA - 4.1%
	2,979,074	3.00%, 08/01/2027	3,075,520
	5,643,549	3.00%, 12/01/2030	5,810,412
	1,950,358	3.00%, 02/01/2031	2,008,024
	3,802,853	3.00%, 03/01/2031	3,915,292
	7,000,000	3.00%, 05/01/2032(10)	7,200,703
	2,440,008	3.50%, 11/01/2026	2,552,494
	5,483,693	3.50%, 12/01/2026	5,736,138
	834,844	3.50%, 12/01/2028	873,192
	5,600,000	3.50%, 05/01/2032(10)	5,852,372

			37,024,147

		GNMA - 0.1%
	305,268	5.00%, 08/20/2039	328,719
	323,605	6.50%, 05/16/2031	367,146

			695,865

		Total U.S. Government Agencies (cost $48,506,199)	$48,841,843

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 0.6%
		U.S. Treasury Securities - 0.6%
		U.S. Treasury Notes - 0.6%
$	5,000,000	1.38%, 02/28/2019	$5,010,545

			5,010,545

		Total U.S. Government Securities (cost $5,007,583)	$5,010,545

		Total Long-Term Investments (cost $901,968,786)	$905,212,726

SHORT-TERM INVESTMENTS - 1.8%
		Other Investment Pools & Funds - 1.8%
	15,835,142	Fidelity Institutional Government Fund, Institutional Class	$15,835,142

		Total Short-Term Investments (cost $15,835,142)	$15,835,142

Total Investments (cost $917,803,928) ^	102.6%	$921,047,868
Other Assets and Liabilities	(2.6)%	(23,563,969)

Total Net Assets	100.0%	$897,483,899

The accompanying notes are an integral part of these financial statements.

141

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$6,646,004
Unrealized Depreciation	(3,402,063)

Net Unrealized Appreciation	$3,243,941

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $256,969,039, which represented 28.6% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis
09/12/2014	$58,395	Hasco NIM Cayman Co.	$34,285
03/22/2006	180,481	Long Beach Asset Holdings Corp.	180,481

			$214,766

At April 30, 2017, the aggregate value of these securities was $0, which represented 0.0% of total net assets.

(5)	Securities disclosed are interest-only strips.

(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(7)	Security is a zero-coupon bond.

(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(10)	Represents or includes a TBA transaction.

The accompanying notes are an integral part of these financial statements.

142

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	450	06/30/2017	$97,320,340	$97,474,219	$153,879

Short position contracts:
U.S. Treasury 10-Year Note Future	50	06/21/2017	$6,191,414	$6,285,937	$(94,523)
U.S. Treasury 5-Year Note Future	911	06/30/2017	107,022,186	107,868,094	(845,908)
U.S. Treasury Long Bond Future	7	06/21/2017	1,050,479	1,070,781	(20,302)

Total					$(960,733)

Total futures contracts					$(806,854)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Sell	05/31/17	CBK	$1,145,993	$1,161,936	$(15,943)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
EUR	Euro

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
Rev	Revenue

The accompanying notes are an integral part of these financial statements.

143

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$122,268,555	$—	$122,268,555	$—
Corporate Bonds	524,567,534	—	524,567,534	—
Foreign Government Obligations	2,760,937	—	2,760,937	—
Municipal Bonds	3,153,889	—	3,153,889	—
Senior Floating Rate Interests	198,609,423	—	198,609,423	—
U.S. Government Agencies	48,841,843	—	48,841,843	—
U.S. Government Securities	5,010,545	—	5,010,545	—
Short-Term Investments	15,835,142	15,835,142	—	—
Futures Contracts(2)	153,879	153,879	—	—

Total	$921,201,747	$15,989,021	$905,212,726	$—

Liabilities
Foreign Currency Contracts(2)	$(15,943)	$—	$(15,943)	$—
Futures Contracts(2)	(960,733)	(960,733)	—	—

Total	$(976,676)	$(960,733)	$(15,943)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

144

The Hartford Strategic Income Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.8%
		Asset-Backed - Finance & Insurance - 1.5%
$	150,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.82%, 11/25/2035	$153,230
		CIFC Funding Ltd.
	750,000	3.80%, 12/05/2024(1)(2)	750,417
	250,000	6.85%, 12/05/2024(1)(2)	248,352
	1,155,000	First Franklin Mortgage Loan Trust 1.23%, 04/25/2036(1)	831,064
	1,794,830	GSAMP Trust 1.08%, 01/25/2037(1)	1,115,331
	1,165,000	Magnetite CLO Ltd. 6.31%, 01/18/2027(1)(2)	1,155,593
	600,737	SoFi Consumer Loan Program LLC 3.09%, 10/27/2025(2)	601,517
	869,000	Sound Point CLO Ltd. 5.76%, 07/15/2025(1)(2)	844,119

			5,699,623

		Asset-Backed - Home Equity - 1.7%
		GSAA Home Equity Trust
	1,109,889	1.06%, 12/25/2046(1)	625,645
	1,600,015	1.07%, 02/25/2037(1)	844,871
	1,021,635	1.09%, 03/25/2037(1)	564,268
	1,313,078	1.17%, 11/25/2036(1)	681,658
	1,154,047	1.22%, 04/25/2047(1)	756,647
	539,351	5.88%, 09/25/2036(3)	272,970
	88,546	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 1.14%, 06/25/2036(1)	75,207
	2,689,879	Morgan Stanley Mortgage Loan Trust 1.16%, 11/25/2036(1)	1,120,235
	85,077	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)	44,906
		Soundview Home Loan Trust
	1,565,937	1.23%, 07/25/2036(1)	1,198,489
	280,000	1.24%, 11/25/2036(1)	222,027

			6,406,923

		Commercial Mortgage-Backed Securities - 2.0%
	625,000	Banc of America Commercial Mortgage Trust 3.26%, 09/15/2048(1)(2)	379,558
	180,000	Citigroup Commercial Mortgage Trust 4.57%, 03/10/2047(1)(2)	131,239
	781,000	Commercial Mortgage Pass-Through Certificates 4.75%, 10/15/2045(1)(2)	487,883
	495,000	Commercial Mortgage Trust 4.73%, 10/15/2045(1)(2)	214,073
	495,000	FREMF Mortgage Trust 3.88%, 02/25/2024(1)(2)	462,493
		GS Mortgage Securities Trust
	465,167	3.67%, 04/10/2047(2)	161,999
	1,795,000	5.01%, 11/10/2045(1)(2)	1,737,291
		JP Morgan Chase Commercial Mortgage Securities Trust
	670,000	2.73%, 10/15/2045(1)(2)	272,321
	485,000	4.54%, 12/15/2047(1)(2)	372,051
	390,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.50%, 08/15/2045(2)	268,930

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.8% - (continued)
		Commercial Mortgage-Backed Securities - 2.0% - (continued)
$	365,000	Morgan Stanley Capital I Trust 5.33%, 07/15/2049(1)(2)	$303,812
	710,000	VNDO Mortgage Trust 4.08%, 12/13/2029(1)(2)	729,959
		WF-RBS Commercial Mortgage Trust
	665,000	3.02%, 11/15/2047(2)	270,055
	1,750,000	4.96%, 11/15/2045(1)(2)	1,420,587
	170,000	5.00%, 06/15/2044(1)(2)	138,582

			7,350,833

		Whole Loan Collateral CMO - 12.6%
		Adjustable Rate Mortgage Trust
	112,447	1.49%, 01/25/2036(1)	104,658
	87,919	1.51%, 01/25/2036(1)	81,791
	347,234	4.29%, 11/25/2037(1)(2)	321,412
		Alternative Loan Trust
	320,621	1.26%, 01/25/2036(1)	286,194
	490,039	1.31%, 11/25/2035(1)	413,277
	1,627,587	1.39%, 10/25/2036(1)	1,003,357
	709,208	5.50%, 12/25/2035	609,361
	1,075,262	5.75%, 05/25/2036	819,062
	826,448	6.00%, 05/25/2036	657,926
		American Home Mortgage Assets Trust
	357,382	1.12%, 03/25/2047(1)	301,992
	112,529	1.18%, 09/25/2046(1)	92,534
	664,227	1.60%, 10/25/2046(1)	512,693
	325,968	Angel Oak Mortgage Trust LLC 3.64%, 01/25/2047(1)(2)	326,802
		Banc of America Funding Trust
	581,016	3.69%, 04/20/2036(1)	488,109
	138,829	5.85%, 01/25/2037(3)	121,370
	206,896	Banc of America Mortgage Trust 3.22%, 09/25/2035(1)	197,206
		BCAP LLC Trust
	586,131	1.16%, 01/25/2037(1)	507,794
	609,835	1.17%, 03/25/2037(1)	569,100
		Bear Stearns Adjustable Rate Mortgage Trust
	547,565	2.83%, 10/25/2035(1)	525,681
	225,509	3.23%, 02/25/2036(1)	192,562
	184,588	Bear Stearns Alt-A Trust 1.31%, 08/25/2036(1)	162,859
	324,897	Bear Stearns Mortgage Funding Trust 1.17%, 10/25/2036(1)	281,224
	1,050,000	Chase Mortgage Finance Trust 5.50%, 11/25/2035	997,137
		CHL Mortgage Pass-Through Trust
	65,744	1.67%, 03/25/2035(1)	59,133
	883,631	3.15%, 09/25/2047(1)	814,891
	1,378,000	Connecticut Avenue Securities 5.24%, 04/25/2029(1)	1,497,459
	299,489	Deutsche Alt-A Securities Mortgage Loan Trust 1.14%, 03/25/2037(1)	251,973
	1,617,977	DSLA Mortgage Loan Trust 1.56%, 03/19/2046(1)	1,448,760
		Fannie Mae Connecticut Avenue Securities
	425,000	4.54%, 07/25/2029(1)	439,577
	880,000	5.34%, 04/25/2029(1)	942,119

The accompanying notes are an integral part of these financial statements.

145

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.8% - (continued)
		Whole Loan Collateral CMO - 12.6% - (continued)
$	814,592	First Horizon Alternative Mortgage Securities Trust 3.10%, 11/25/2035(1)	$706,608
	113,501	First Horizon Mortgage Pass-Through Trust 3.03%, 08/25/2037(1)	89,596
		GMAC Mortgage Corp. Loan Trust
	555,747	3.41%, 09/19/2035(1)	503,830
	96,301	3.81%, 04/19/2036(1)	86,222
	658,142	GreenPoint Mortgage Funding Trust 2.04%, 10/25/2045(1)	512,538
		GSR Mortgage Loan Trust
	2,022,760	1.29%, 01/25/2037(1)	1,284,742
	101,855	3.48%, 10/25/2035(1)	90,474
	1,186,244	3.50%, 01/25/2036(1)	1,101,230
	1,009,774	3.58%, 04/25/2035(1)	969,838
		HarborView Mortgage Loan Trust
	264,410	1.18%, 01/19/2038(1)	239,968
	2,709,140	1.23%, 12/19/2036(1)	2,226,124
	649,675	1.32%, 09/19/2035(1)	550,314
	57,655	Impac CMB Trust 3.24%, 02/25/2036(1)	55,426
	664,386	IndyMac IMSC Mortgage Loan Trust 1.14%, 03/25/2047(1)	422,823
		IndyMac Index Mortgage Loan Trust
	311,822	1.18%, 04/25/2037(1)	231,326
	196,177	1.23%, 07/25/2035(1)	173,100
	448,092	1.27%, 07/25/2035(1)	376,174
	639,982	1.28%, 01/25/2036(1)	471,407
	1,262,596	1.39%, 07/25/2046(1)	779,521
	1,372,793	3.33%, 04/25/2037(1)	870,847
		JP Morgan Mortgage Trust
	327,521	2.99%, 11/25/2035(1)	306,420
	239,381	3.20%, 09/25/2035(1)	229,226
	892,342	3.57%, 05/25/2036(1)	820,695
		Lehman XS Trust
	384,136	1.20%, 07/25/2046(1)	341,881
	141,111	1.23%, 06/25/2047(1)	115,559
		LSTAR Securities Investment Trust
	1,243,528	0.03%, 11/01/2021(1)(2)	1,243,528
	616,471	2.98%, 09/01/2021(1)(2)	616,779
	385,000	2.99%, 04/01/2022(1)(2)	381,127
	600,514	3.00%, 01/01/2022(1)(2)	600,514
	1,181,632	3.00%, 02/01/2022(1)(2)	1,178,678
	71,274	Luminent Mortgage Trust 1.19%, 10/25/2046(1)	63,624
	241,944	MASTR Adjustable Rate Mortgages Trust 3.05%, 11/21/2034(1)	246,909
	279,632	Merrill Lynch Mortgage Investors Trust 3.26%, 07/25/2035(1)	228,720
	312,426	MortgageIT Trust 1.44%, 10/25/2035(1)	295,666
	1,616,470	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.60%, 06/25/2036(1)	1,318,238
	406,299	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	382,394
		Residential Accredit Loans, Inc.
	229,703	1.29%, 04/25/2036(1)	183,942

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.8% - (continued)
		Whole Loan Collateral CMO - 12.6% - (continued)
$	1,386,974	1.98%, 11/25/2037(1)	$1,098,846
	79,585	6.00%, 12/25/2035	73,535
	878,935	Residential Asset Securitization Trust 1.44%, 03/25/2035(1)	760,878
		Residential Funding Mortgage Securities, Inc.
	988,648	3.33%, 08/25/2035(1)	747,275
	81,211	3.98%, 04/25/2037(1)	73,751
	54,433	Sequoia Mortgage Trust 3.19%, 07/20/2037(1)	45,631
	1,035,172	Springleaf Mortgage Loan Trust 3.52%, 12/25/2065(1)(2)	1,037,809
	1,431,373	Structured Adjustable Rate Mortgage Loan Trust 3.30%, 02/25/2036(1)	1,138,280
	1,384,114	Structured Asset Mortgage Investments II Trust 1.22%, 02/25/2036(1)	1,175,685
	1,370,741	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	1,051,749
		WaMu Mortgage Pass-Through Certificates Trust
	150,492	1.41%, 06/25/2044(1)	140,746
	1,821,781	1.46%, 12/25/2046(1)	1,543,947
	58,495	1.66%, 08/25/2046(1)	51,581
	145,429	2.09%, 11/25/2046(1)	131,722
	1,196,876	2.68%, 06/25/2037(1)	1,075,927
	291,599	2.90%, 08/25/2036(1)	262,018
	803,112	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1.59%, 07/25/2036(1)	507,134
	166,371	Wells Fargo Alternative Loan Trust 3.18%, 12/28/2037(1)	152,599
		Wells Fargo Commercial Mortgage Trust
	685,000	2.88%, 05/15/2048(1)(2)	417,801
	205,000	3.36%, 09/15/2058(2)	123,951
		Wells Fargo Mortgage Backed Securities Trust
	200,000	3.14%, 10/25/2035(1)	200,254
	227,157	3.24%, 09/25/2036(1)	213,288

			47,348,428

		Total Asset & Commercial Mortgage Backed Securities (cost $66,180,162)	$66,805,807

CORPORATE BONDS - 14.0%
		Advertising - 0.0%
$	45,000	Lamar Media Corp. 5.75%, 02/01/2026	$48,994

		Airlines - 0.0%
	55,000	Aircastle Ltd. 5.00%, 04/01/2023	58,713

		Apparel - 0.1%
	180,000	Hanesbrands, Inc. 4.88%, 05/15/2026(2)	179,100

		Auto Parts & Equipment - 0.0%
	150,000	ZF North America Capital, Inc. 4.75%, 04/29/2025(2)	156,011

The accompanying notes are an integral part of these financial statements.

146

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.0% - (continued)
		Chemicals - 0.1%
$	250,000	OCP S.A. 6.88%, 04/25/2044(4)	$270,625

		Commercial Banks - 5.4%
EUR	1,040,000	Allied Irish Banks plc 7.38%, 12/03/2020(1)(4)(5)	1,220,669
		Banco Bilbao Vizcaya Argentaria S.A.
	1,400,000	7.00%, 02/19/2019(1)(4)(5)	1,570,770
$	1,000,000	9.00%, 05/09/2018(1)(4)(5)	1,054,294
EUR	600,000	Banco Santander S.A. 6.25%, 09/11/2021(1)(4)(5)	667,468
	525,000	Bank of Ireland 7.38%, 06/18/2020(1)(4)(5)	623,599
		Barclays plc
$	200,000	7.88%, 03/15/2022(1)(4)(5)	214,500
EUR	875,000	8.00%, 12/15/2020(1)(5)	1,052,025
$	555,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(5)	602,897
EUR	350,000	Cooperatieve Rabobank UA 5.50%, 06/29/2020(1)(4)(5)	402,689
$	1,650,000	Credit Agricole S.A. 8.13%, 12/23/2025(1)(2)(5)	1,820,973
	1,940,000	Credit Suisse Group AG 6.25%, 12/18/2024(1)(2)(5)	2,022,295
	895,000	Goldman Sachs Group, Inc. 5.15%, 05/22/2045	945,513
		Intesa Sanpaolo S.p.A.
	1,025,000	7.70%, 09/17/2025(1)(2)(5)	1,010,906
EUR	350,000	7.75%, 01/11/2027(1)(4)(5)	407,943
GBP	225,000	Lloyds Banking Group plc 7.00%, 06/27/2019(1)(4)(5)	304,569
$	165,000	Radian Group, Inc. 7.00%, 03/15/2021	183,975
		Royal Bank of Scotland Group plc
	815,000	7.50%, 08/10/2020(1)(5)	844,034
	350,000	8.63%, 08/15/2021(1)(5)	377,825
GBP	200,000	Santander UK Group Holdings plc 7.38%, 06/24/2022(1)(4)(5)	275,536
		Societe Generale S.A.
$	850,000	7.38%, 09/13/2021(1)(2)(5)	898,875
	1,475,000	8.25%, 11/29/2018(1)(4)(5)	1,564,562
		UBS Group AG
	950,000	6.88%, 03/22/2021(1)(4)(5)	1,009,413
	250,000	7.00%, 02/19/2025(1)(4)(5)	275,063
	750,000	7.13%, 02/19/2020(1)(4)(5)	795,937

			20,146,330

		Commercial Services - 0.1%
	175,000	Cardtronics, Inc. 5.13%, 08/01/2022	178,500
		United Rentals North America, Inc.
	70,000	4.63%, 07/15/2023	72,664
	280,000	5.50%, 07/15/2025	292,860

			544,024

		Construction Materials - 0.6%
	90,000	Boise Cascade Co. 5.63%, 09/01/2024(2)	92,475
	136,000	Eagle Materials, Inc. 4.50%, 08/01/2026	135,320
	1,180,000	Grupo Cementos de Chihuahua S.A.B. de C.V. 8.13%, 02/08/2020(2)	1,224,250

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.0% - (continued)
		Construction Materials - 0.6% - (continued)
$	165,000	Norbord, Inc. 6.25%, 04/15/2023(2)	$175,725
	505,000	Standard Industries, Inc. 6.00%, 10/15/2025(2)	539,087

			2,166,857

		Diversified Financial Services - 0.1%
	65,000	Aircastle Ltd. 5.50%, 02/15/2022	70,389
		Navient Corp.
	270,000	6.63%, 07/26/2021	285,862
	80,000	7.25%, 09/25/2023	83,600

			439,851

		Electric - 0.4%
	310,000	AES Corp. 4.88%, 05/15/2023	313,100
	1,070,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/2021(4)	1,074,013
	130,000	NRG Energy, Inc. 6.25%, 07/15/2022	132,445

			1,519,558

		Engineering & Construction - 0.4%
	1,355,000	SBA Tower Trust 3.60%, 04/15/2043(2)	1,355,528

		Entertainment - 0.1%
		GLP Capital L.P. / GLP Financing II, Inc.
	10,000	4.38%, 04/15/2021	10,475
	150,000	5.38%, 04/15/2026	158,250
		WMG Acquisition Corp.
	180,000	4.88%, 11/01/2024(2)	182,250
	45,000	5.00%, 08/01/2023(2)	45,787

			396,762

		Environmental Control - 0.1%
		Clean Harbors, Inc.
	60,000	5.13%, 06/01/2021	61,450
	291,000	5.25%, 08/01/2020	296,820

			358,270

		Food - 0.1%
		Lamb Weston Holdings, Inc.
	85,000	4.63%, 11/01/2024(2)	87,763
	90,000	4.88%, 11/01/2026(2)	92,812

			180,575

		Forest Products & Paper - 0.2%
		Cascades, Inc.
	120,000	5.50%, 07/15/2022(2)	120,900
	60,000	5.75%, 07/15/2023(2)	60,900
	90,000	Clearwater Paper Corp. 5.38%, 02/01/2025(2)	88,650
	285,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/2027	289,617

			560,067

		Gas - 0.1%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	30,000	5.50%, 05/20/2025	30,300
	70,000	5.63%, 05/20/2024	71,225
	75,000	5.88%, 08/20/2026	76,125

			177,650

The accompanying notes are an integral part of these financial statements.

147

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.0% - (continued)
		Healthcare-Services - 0.4%
		Community Health Systems, Inc.
$	180,000	5.13%, 08/01/2021	$178,425
	100,000	6.25%, 03/31/2023	101,750
	310,000	HCA, Inc. 7.50%, 02/15/2022	356,624
	340,000	LifePoint Health, Inc. 5.88%, 12/01/2023	351,050
	90,000	MEDNAX, Inc. 5.25%, 12/01/2023(2)	92,025
	535,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	563,087

			1,642,961

		Home Builders - 0.1%
	211,000	CalAtlantic Group, Inc. 5.38%, 10/01/2022	225,242
	170,000	Meritage Homes Corp. 6.00%, 06/01/2025	181,135

			406,377

		Household Products/Wares - 0.0%
	165,000	ACCO Brands Corp. 5.25%, 12/15/2024(2)	169,950

		Insurance - 0.5%
	130,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	134,225
		Genworth Holdings, Inc.
	105,000	4.90%, 08/15/2023	88,200
	50,000	7.20%, 02/15/2021	47,375
EUR	1,450,000	Mapfre S.A. 5.92%, 07/24/2037(1)	1,600,016
$	110,000	MGIC Investment Corp. 5.75%, 08/15/2023	117,975

			1,987,791

		Internet - 0.0%
	125,000	Symantec Corp. 5.00%, 04/15/2025(2)	129,219

		Iron/Steel - 0.3%
	160,000	ArcelorMittal 7.50%, 03/01/2041	180,000
	910,000	Koks OAO Via Koks Finance Ltd. 7.50%, 05/04/2022(2)(6)	914,277
	125,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	132,031

			1,226,308

		IT Services - 0.1%
	175,000	NCR Corp. 5.00%, 07/15/2022	178,500

		Lodging - 0.1%
	350,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022	360,937

		Machinery - Construction & Mining - 0.1%
	175,000	Oshkosh Corp. 5.38%, 03/01/2025	182,438

		Media - 0.7%
		CCO Holdings LLC / CCO Holdings Capital Corp.
	30,000	5.13%, 02/15/2023	31,200

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.0% - (continued)
		Media - 0.7% - (continued)
$	340,000	5.25%, 09/30/2022	$352,750
	70,000	5.75%, 09/01/2023	73,500
	10,000	5.75%, 01/15/2024	10,525
	215,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/2021(2)	231,394
		DISH DBS Corp.
	395,000	5.88%, 11/15/2024	414,750
	150,000	6.75%, 06/01/2021	163,125
	569,000	Liberty Interactive LLC 8.25%, 02/01/2030	610,196
		TEGNA, Inc.
	30,000	4.88%, 09/15/2021(2)	30,975
	405,000	5.50%, 09/15/2024(2)	415,631
		Viacom, Inc.
	45,000	5.88%, 02/28/2057(1)	46,462
	65,000	6.25%, 02/28/2057(1)	66,706
		Videotron Ltd.
	110,000	5.00%, 07/15/2022	116,611
	100,000	5.38%, 06/15/2024(2)	105,375

			2,669,200

		Mining - 0.1%
	205,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	216,275
	155,000	Teck Resources Ltd. 8.50%, 06/01/2024(2)	179,606

			395,881

		Multi-National - 0.0%
INR	8,060,000	International Finance Corp. 7.10%, 03/21/2031	128,186

		Oil & Gas - 2.2%
$	120,000	Antero Resources Corp. 5.63%, 06/01/2023	123,450
	170,000	Concho Resources, Inc. 5.50%, 04/01/2023	176,269
		Continental Resources, Inc.
	15,000	3.80%, 06/01/2024	14,100
	175,000	4.50%, 04/15/2023	172,375
	45,000	4.90%, 06/01/2044	39,038
	50,000	5.00%, 09/15/2022	50,438
	30,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(2)	30,075
	331,000	Ecopetrol S.A. 5.88%, 05/28/2045	303,759
	2,484,000	KazMunayGas National Co. JSC 5.75%, 04/19/2047(2)	2,422,148
		MEG Energy Corp.
	50,000	6.50%, 01/15/2025(2)	49,375
	51,000	7.00%, 03/31/2024(2)	45,518
		Petrobras Global Finance B.V.
	1,335,000	5.38%, 01/27/2021	1,371,512
	110,000	6.13%, 01/17/2022	115,264
	145,000	6.85%, 06/05/2115	129,122
	125,000	7.38%, 01/17/2027	134,412
		Petroleos Mexicanos
	716,000	5.50%, 06/27/2044	628,290
	335,000	6.50%, 03/13/2027(2)	362,637
	180,000	QEP Resources, Inc. 5.38%, 10/01/2022	177,750

The accompanying notes are an integral part of these financial statements.

148

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.0% - (continued)
		Oil & Gas - 2.2% - (continued)
$	75,596	Shelf Drilling Holdings Ltd. 9.50%, 11/02/2020(2)	$75,218
	30,000	SM Energy Co. 6.75%, 09/15/2026	30,225
	170,000	Tesoro Corp. 5.13%, 04/01/2024	179,350
		WPX Energy, Inc.
	95,000	5.25%, 09/15/2024	92,625
	135,000	6.00%, 01/15/2022	137,025
	1,322,000	YPF S.A. 8.50%, 07/28/2025(4)	1,495,512

			8,355,487

		Packaging & Containers - 0.1%
	130,000	Crown Americas LLC / Crown Americas Capital Corp. 4.25%, 09/30/2026(2)	127,400
	130,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(2)	139,100
	260,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(2)	271,050

			537,550

		Pharmaceuticals - 0.0%
	115,000	Valeant Pharmaceuticals International, Inc. 7.00%, 03/15/2024(2)	117,300

		Pipelines - 0.4%
		DCP Midstream Operating L.P.
	40,000	3.88%, 03/15/2023	39,000
	145,000	4.95%, 04/01/2022	148,352
	555,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	625,416
	200,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(2)	220,730
	250,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.25%, 10/15/2022	268,125
		Williams Cos., Inc.
	170,000	3.70%, 01/15/2023	167,450
	100,000	4.55%, 06/24/2024	102,375

			1,571,448

		REITS - 0.0%
	100,000	Equinix, Inc. 5.38%, 04/01/2023	104,125

		Retail - 0.1%
	130,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.25%, 06/01/2026(2)	133,250
	185,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	184,538

			317,788

		Semiconductors - 0.1%
		Sensata Technologies B.V.
	55,000	5.00%, 10/01/2025(2)	56,169
	245,000	5.63%, 11/01/2024(2)	259,700

			315,869

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.0% - (continued)
		Software - 0.2%
		First Data Corp.
$	300,000	5.00%, 01/15/2024(2)	$306,825
	140,000	5.38%, 08/15/2023(2)	145,600
		MSCI, Inc.
	20,000	4.75%, 08/01/2026(2)	20,550
	45,000	5.25%, 11/15/2024(2)	47,700
	105,000	5.75%, 08/15/2025(2)	113,137
	50,000	Open Text Corp. 5.88%, 06/01/2026(2)	53,375

			687,187

		Telecommunications - 0.7%
	390,000	AT&T, Inc. 4.75%, 05/15/2046	365,318
	1,040,000	Mobile Telesystems OJSC via MTS International Funding Ltd. 5.00%, 05/30/2023(2)	1,080,404
	250,000	Nokia Oyj 6.63%, 05/15/2039	273,325
	329,000	Sprint Communications, Inc. 7.00%, 03/01/2020(2)	359,432
		Telecom Italia Capital S.A.
	125,000	6.00%, 09/30/2034	127,813
	40,000	6.38%, 11/15/2033	41,919
	350,000	Wind Acquisition Finance S.A. 4.75%, 07/15/2020(2)	355,250

			2,603,461

		Total Corporate Bonds (cost $51,096,906)	$52,646,878

FOREIGN GOVERNMENT OBLIGATIONS - 25.1%
		Argentina - 2.2%
		Argentina Treasury Bill
$	429,246	2.56%, 07/14/2017	$427,098
	509,351	2.63%, 05/26/2017	508,346
	913,833	3.18%, 12/15/2017	897,382
	917,770	3.34%, 04/27/2018	889,132
ARS	6,668,037	Argentina Treasury Bond 2.25%, 04/28/2020(7)	437,999
		Argentine Republic Government International Bond
EUR	2,880,000	2.26%, 12/31/2038(3)	1,985,837
$	1,620,000	6.88%, 01/26/2027	1,711,530
	918,335	8.28%, 12/31/2033	1,026,239
	325,045	Provincia de Buenos Aires 9.95%, 06/09/2021(2)	375,492

			8,259,055

		Australia - 0.0%
AUD	155,000	Australia Government Bond 5.75%, 05/15/2021(4)	133,027

		Austria - 0.2%
		Austria Government Bond
EUR	330,000	1.65%, 10/21/2024(2)(4)	398,357
	400,000	1.95%, 06/18/2019(2)(4)	459,085

			857,442

		Belgium - 0.4%
		Belgium Government Bond
	440,000	1.25%, 06/22/2018(4)	489,434

The accompanying notes are an integral part of these financial statements.

149

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 25.1% - (continued)
		Belgium - 0.4% - (continued)
$	430,000	2.60%, 06/22/2024(2)(4)	$546,938
	225,000	3.75%, 09/28/2020(2)(4)	280,801

			1,317,173

		Brazil - 0.8%
		Brazil Notas do Tesouro Nacional
BRL	499,061	6.00%, 08/15/2050(7)	172,459
	1,164,000	10.00%, 01/01/2021	367,745
$	2,630,000	Brazilian Government International Bond 5.00%, 01/27/2045	2,383,437

			2,923,641

		Bulgaria - 0.2%
EUR	515,000	Bulgaria Government International Bond 3.13%, 03/26/2035(4)	572,209

		Canada - 0.1%
		Canadian Government Bond
CAD	575,000	1.75%, 09/01/2019	431,171
	70,000	2.25%, 06/01/2025	54,851

			486,022

		Cayman Islands - 0.5%
		KSA Sukuk Ltd.
$	200,000	2.89%, 04/20/2022(2)	199,993
	1,503,000	3.63%, 04/20/2027(2)	1,509,824

			1,709,817

		Chile - 0.0%
CLP	25,000,000	Bonos de la Tesoreria de la Republica en pesos 6.00%, 01/01/2020	40,182

		Colombia - 0.7%
		Colombia Government International Bond
$	2,070,000	2.63%, 03/15/2023	2,003,760
	490,000	5.00%, 06/15/2045	494,900
COP	444,000,000	Colombian TES 10.00%, 07/24/2024	184,678

			2,683,338

		Croatia - 0.5%
EUR	1,715,000	Croatia Government International Bond 3.00%, 03/11/2025(4)	1,902,261

		Denmark - 0.1%
		Denmark Government Bond
DKK	500,000	1.75%, 11/15/2025	82,254
	1,745,000	4.00%, 11/15/2019	284,651

			366,905

		Dominican Republic - 0.4%
		Dominican Republic International Bond
$	565,000	5.50%, 01/27/2025(4)	585,707
	360,000	5.88%, 04/18/2024(4)	383,451
	360,000	7.45%, 04/30/2044(4)	408,150

			1,377,308

		Finland - 0.1%
		Finland Government Bond
EUR	150,000	1.13%, 09/15/2018(2)(4)	167,385
	225,000	1.50%, 04/15/2023(2)(4)	267,938

			435,323

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 25.1% - (continued)
		France - 0.8%
		France Government Bond OAT
$	630,000	0.01%, 05/25/2020(4)(8)	$695,991
	445,000	0.50%, 11/25/2019(4)	497,412
	625,000	1.00%, 11/25/2018(4)	697,191
	790,000	3.00%, 04/25/2022(4)	995,481

			2,886,075

		Ghana - 0.1%
	520,000	Ghana Government International Bond 8.13%, 01/18/2026(4)	513,396

		Honduras - 0.0%
	150,000	Honduras Government International Bond 6.25%, 01/19/2027(2)	155,348

		Hungary - 1.2%
		Hungary Government International Bond
	2,996,000	5.38%, 02/21/2023	3,324,362
	1,100,000	6.38%, 03/29/2021	1,243,000

			4,567,362

		Indonesia - 1.1%
		Indonesia Government International Bond
	335,000	4.75%, 01/08/2026(4)	358,885
	200,000	5.13%, 01/15/2045(4)	212,222
	775,000	6.63%, 02/17/2037(4)	950,392
	1,460,000	7.75%, 01/17/2038(4)	2,008,275
IDR	3,848,000,000	Indonesia Treasury Bond 8.38%, 09/15/2026	313,810
		Perusahaan Penerbit SBSN Indonesia III
$	200,000	3.40%, 03/29/2022(2)	201,500
	200,000	4.15%, 03/29/2027(2)	203,750

			4,248,834

		Ireland - 0.1%
		Ireland Government Bond
EUR	205,000	3.40%, 03/18/2024(4)	268,432
	110,000	4.50%, 10/18/2018	128,463

			396,895

		Italy - 0.8%
		Italy Buoni Poliennali Del Tesoro
	1,300,000	1.50%, 08/01/2019	1,458,079
	415,000	3.75%, 09/01/2024	513,303
	815,000	4.75%, 09/01/2021	1,037,619

			3,009,001

		Ivory Coast - 0.3%
$	1,352,400	Ivory Coast Government International Bond 5.75%, 12/31/2032(3)(4)	1,296,952

		Japan - 0.5%
		Japan Government Five Year Bond
JPY	61,700,000	0.10%, 06/20/2020	558,269
	50,000,000	0.30%, 09/20/2018	451,653
	85,500,000	Japan Government Ten Year Bond 1.10%, 03/20/2021	804,977

			1,814,899

		Malaysia - 0.1%
		Malaysia Government Bond
MYR	1,095,000	3.80%, 09/30/2022	252,094
	440,000	3.96%, 09/15/2025	100,380
	575,000	5.73%, 07/30/2019	138,919

			491,393

The accompanying notes are an integral part of these financial statements.

150

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 25.1% - (continued)
		Mexico - 2.3%
		Mexican Bonos
MXN	25,460,600	5.00%, 12/11/2019	$1,294,125
	3,969,600	6.50%, 06/09/2022	205,588
	1,749,000	8.00%, 06/11/2020	95,420
	6,414,100	10.00%, 12/05/2024	397,645
	21,710,700	Mexican Udibonos 4.00%, 11/08/2046(7)	1,200,848
		Mexico Government International Bond
$	520,000	3.50%, 01/21/2021	540,280
	310,000	4.15%, 03/28/2027	318,665
	2,306,000	4.35%, 01/15/2047	2,138,815
	1,240,000	4.75%, 03/08/2044	1,223,260
	1,130,000	6.05%, 01/11/2040	1,309,105

			8,723,751

		Mongolia - 0.1%
		Mongolia Government International Bond
	200,000	4.13%, 01/05/2018(4)	199,200
	255,000	5.13%, 12/05/2022(4)	243,536

			442,736

		Morocco - 0.1%
EUR	325,000	Morocco Government International Bond 3.50%, 06/19/2024(4)	385,884

		Netherlands - 0.4%
		Netherlands Government Bond
	435,000	0.25%, 01/15/2020	485,465
	545,000	1.25%, 01/15/2019(2)(4)	613,422
	290,000	2.00%, 07/15/2024(2)(4)	360,173

			1,459,060

		Nigeria - 0.1%
$	200,000	Nigeria Government International Bond 7.88%, 02/16/2032(2)	217,200

		Norway - 0.1%
		Norway Government Bond
NOK	295,000	2.00%, 05/24/2023(2)(4)	35,872
	1,305,000	3.75%, 05/25/2021(2)(4)	168,756

			204,628

		Oman - 0.2%
		Oman Government International Bond
$	200,000	3.88%, 03/08/2022(2)	202,319
	325,000	5.38%, 03/08/2027(2)	339,085
	200,000	5.38%, 03/08/2027(4)	208,668

			750,072

		Panama - 0.4%
	1,445,000	Panama Government International Bond 3.88%, 03/17/2028	1,490,084

		Paraguay - 0.1%
	200,000	Paraguay Government International Bond 4.70%, 03/27/2027(2)	203,800

		Peru - 0.1%
PEN	135,000	Peru Government Bond 8.20%, 08/12/2026	49,298
$	395,000	Peruvian Government International Bond 5.63%, 11/18/2050	478,937

			528,235

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 25.1% - (continued)
		Poland - 0.2%
		Poland Government Bond
PLN	1,410,000	2.00%, 04/25/2021	$354,826
	1,100,000	5.25%, 10/25/2017	288,583
	865,000	Republic of Poland Government Bond 4.00%, 10/25/2023	235,114

			878,523

		Romania - 0.8%
RON	280,000	Romania Government Bond 5.75%, 04/29/2020	74,202
		Romanian Government International Bond
EUR	2,078,000	2.88%, 10/28/2024(4)	2,436,162
	495,000	3.88%, 10/29/2035(4)	566,217

			3,076,581

		Russia - 2.0%
		Russian Foreign Bond - Eurobond
$	1,200,000	4.75%, 05/27/2026(4)	1,266,372
	2,400,000	4.88%, 09/16/2023(4)	2,601,552
	3,100,000	5.00%, 04/29/2020(4)	3,312,920
	400,000	5.88%, 09/16/2043(4)	462,000

			7,642,844

		Saudi Arabia - 0.3%
	960,000	Saudi Government International Bond 4.50%, 10/26/2046(2)	948,605

		Singapore - 0.0%
SGD	130,000	Singapore Government Bond 3.00%, 09/01/2024	99,653

		South Africa - 0.4%
ZAR	7,070,000	Republic of South Africa Government Bond 6.25%, 03/31/2036	381,988
		South Africa Government Bond
	5,140,000	7.00%, 02/28/2031	320,447
	790,000	8.00%, 01/31/2030	54,156
	12,589,660	South Africa Government Bond - CPI Linked 2.00%, 01/31/2025(7)	921,463

			1,678,054

		Spain - 0.7%
		Spain Government Bond
EUR	420,000	0.25%, 01/31/2019	461,333
	135,000	1.30%, 10/31/2026(2)(4)	144,134
	155,000	1.95%, 04/30/2026(2)(4)	175,476
	710,000	2.75%, 10/31/2024(2)(4)	860,488
	770,000	5.50%, 04/30/2021(2)(4)	1,020,035

			2,661,466

		Sri Lanka - 0.1%
$	200,000	Sri Lanka Government International Bond 6.85%, 11/03/2025(4)	210,517

		Supranational - 0.1%
INR	18,000,000	International Finance Corp. 7.80%, 06/03/2019	287,549

		Sweden - 0.1%
		Sweden Government Bond
SEK	1,215,000	1.50%, 11/13/2023	148,969
	2,615,000	3.75%, 08/12/2017	298,889

			447,858

The accompanying notes are an integral part of these financial statements.

151

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 25.1% - (continued)
		Switzerland - 0.1%
		Switzerland Government Bond
CHF	50,000	2.00%, 05/25/2022(4)	$56,864
	145,000	3.00%, 01/08/2018(4)	149,538

			206,402

		Thailand - 0.1%
THB	7,420,000	Thailand Government Bond 3.63%, 06/16/2023	229,594

		Tunisia - 0.1%
		Banque Centrale de Tunisie International Bond
EUR	210,000	5.63%, 02/17/2024(4)	233,614
$	285,000	5.75%, 01/30/2025(4)	279,585

			513,199

		Turkey - 2.8%
TRY	780,000	Turkey Government Bond 9.40%, 07/08/2020	211,692
		Turkey Government International Bond
$	2,395,000	3.25%, 03/23/2023	2,246,510
	4,724,000	4.88%, 04/16/2043	4,269,315
	1,285,000	5.75%, 03/22/2024	1,362,892
	695,000	6.00%, 03/25/2027	743,650
	310,000	6.63%, 02/17/2045	347,416
	1,100,000	6.75%, 04/03/2018	1,142,130

			10,323,605

		Ukraine - 0.9%
		Ukraine Government International Bond
	1,100,000	7.75%, 09/01/2019(4)	1,122,044
	930,000	7.75%, 09/01/2021(2)	927,136
	100,000	7.75%, 09/01/2025(4)	94,850
	1,200,000	7.75%, 09/01/2027(4)	1,125,000

			3,269,030

		United Kingdom - 0.2%
		United Kingdom Gilt
GBP	120,000	1.50%, 01/22/2021(4)	162,558
	365,000	1.75%, 07/22/2019(4)	490,350
	170,000	2.00%, 07/22/2020(4)	233,011

			885,919

		Venezuela - 1.1%
		Venezuela Government International Bond
$	4,626,000	7.75%, 10/13/2019(4)	2,783,464
	2,115,300	12.75%, 08/23/2022(4)	1,301,544

			4,085,008

		Total Foreign Government Obligations (cost $93,340,398)	$94,293,715

MUNICIPAL BONDS - 1.9%
		General - 1.2%
$	915,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	$1,143,357
		Puerto Rico Commonwealth Government Employees Retirement System
	3,090,000	6.15%, 07/01/2038	1,320,975
	2,000,000	6.20%, 07/01/2039	855,000
	2,365,000	6.30%, 07/01/2043	1,011,037
	485,000	6.55%, 07/01/2058	207,337

			4,537,706

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 1.9% - (continued)
		General Obligation - 0.7%
$	1,480,000	City of Chicago, IL, GO 7.05%, 01/01/2029	$1,515,298
	995,000	Illinois State, GO 5.10%, 06/01/2033	893,570

			2,408,868

		Total Municipal Bonds (cost $7,445,246)	$6,946,574

SENIOR FLOATING RATE INTERESTS - 25.3%(9)
		Advertising - 0.1%
$	582,007	Acosta Holdco, Inc. 4.25%, 09/26/2021	$541,023

		Aerospace/Defense - 0.6%
	690,938	Fly Funding II S.a.r.l. 3.79%, 02/09/2022	691,152
	1,637,282	TransDigm, Inc. 4.07%, 05/14/2022	1,635,038

			2,326,190

		Agriculture - 0.2%
	774,619	Pinnacle Operating Corp. 8.25%, 11/15/2021	721,039

		Airlines - 0.2%
	588,863	Delta Air Lines, Inc. 3.49%, 10/18/2018	592,961

		Auto Manufacturers - 0.2%
	580,614	Jaguar Holding Co. 4.33%, 08/18/2022	583,517

		Auto Parts & Equipment - 0.1%
	440,000	USI, Inc. 0.00%, 03/30/2024(10)	438,077

		Chemicals - 0.5%
	503,157	Chemours Co. 3.49%, 05/12/2022	506,619
	151,905	Ineos U.S. Finance LLC 3.74%, 03/31/2022	153,140
	508,763	MacDermid, Inc. 4.00%, 06/07/2023	510,671
	280,615	Minerals Technologies, Inc. 3.30%, 02/14/2024	282,018
	570,695	Nexeo Solutions LLC 5.04%, 06/09/2023	576,402

			2,028,850

		Coal - 0.4%
	255,032	Ascent Resources - Marcellus LLC 5.28%, 08/04/2020	177,459
	900,000	Foresight Energy LLC 0.00%, 03/10/2024(10)	868,779
	330,000	Peabody Energy Corp. 0.00%, 03/31/2022(10)	330,825

			1,377,063

		Commercial Services - 1.1%
		Brickman Group Ltd. LLC
	1,007,598	4.50%, 12/18/2020	1,010,953
	265,000	7.50%, 12/17/2021	266,161
	155,000	Capital Automotive L.P. 7.00%, 03/24/2025	158,100

The accompanying notes are an integral part of these financial statements.

152

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.3%(9) - (continued)
		Commercial Services - 1.1% - (continued)
$	319,200	DigitalGlobe, Inc. 3.74%, 01/15/2024	$320,397
	240,000	Global Payments, Inc. 0.00%, 04/22/2023(10)	240,780
	198,000	KAR Auction Services, Inc. 4.50%, 03/09/2023	199,485
	428,925	Quikrete Holdings, Inc. 4.24%, 11/15/2023	429,551
	631,011	Russell Investment Group 6.74%, 06/01/2023	637,718
	380,000	Team Health Holdings, Inc. 3.75%, 02/06/2024	376,440
	498,750	Xerox Business Services LLC 4.99%, 12/07/2023	507,064

			4,146,649

		Distribution/Wholesale - 0.4%
	748,909	FPC Holdings, Inc. 5.25%, 11/19/2019	714,272
	302,273	PowerTeam Services LLC 4.40%, 05/06/2020	300,006
	443,888	Univar, Inc. 3.74%, 07/01/2022	444,997

			1,459,275

		Diversified Financial Services - 1.1%
	380,000	AlixPartners LLP 4.15%, 07/28/2022	383,120
	398,000	Camelot UK Holdco Ltd. 4.50%, 10/03/2023	399,791
	545,000	EVO Payments International LLC 6.00%, 12/22/2023	550,793
	124,688	NFP Corp. 4.65%, 01/08/2024	125,545
	199,500	RP Crown Parent LLC 4.50%, 10/12/2023	200,954
	797,463	SAM Finance Lux S.a.r.l. 4.39%, 12/17/2020	803,843
		Telenet International Finance S.a.r.l.
	500,000	0.00%, 03/31/2025(10)	501,250
	1,050,000	3.97%, 01/31/2025	1,051,481

			4,016,777

		Electric - 0.7%
	550,838	Calpine Corp. 3.90%, 05/31/2023	552,562
	715,000	Chief Exploration & Development LLC 7.93%, 05/16/2021	686,400
	235,000	Energy Future Intermediate Holding Co. LLC 4.30%, 06/30/2017	236,133
	375,000	Helix Gen Funding LLC 0.00%, 02/23/2024(10)	378,375
		Pike Corp.
	140,000	4.75%, 03/01/2024	141,400
	115,000	9.00%, 09/02/2024	116,437
	604,463	Seadrill Partners Finco LLC 4.15%, 02/21/2021	406,501

			2,517,808

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.3%(9) - (continued)
		Electronics - 0.1%
$	474,572	Ceridian LLC 4.58%, 09/15/2020	$473,685

		Energy-Alternate Sources - 0.1%
		TEX Operations Co. LLC
	85,000	3.74%, 08/04/2023	84,814
	364,088	3.77%, 08/04/2023	363,290

			448,104

		Entertainment - 0.3%
	685,000	Eldorado Resorts LLC 0.00%, 03/13/2024(10)	683,288
	277,038	Scientific Games International, Inc. 4.99%, 10/01/2021	281,063

			964,351

		Environmental Control - 0.1%
	421,761	Advanced Disposal Services, Inc. 3.70%, 11/10/2023	425,223

		Food - 0.6%
	1,258,092	Albertsons LLC 3.99%, 08/22/2021	1,262,156
	524,020	Hostess Brands LLC 4.00%, 08/03/2022	528,280
	455,000	JBS USA LLC 3.48%, 10/30/2022	456,870

			2,247,306

		Healthcare-Products - 0.4%
	519,710	Alere, Inc. 4.25%, 06/18/2022	522,090
	260,000	Kinetic Concepts, Inc. 4.40%, 02/02/2024	261,056
	213,925	Revlon Consumer Products Corp. 4.49%, 09/07/2023	214,141
	510,950	Sterigenics-Nordion Holdings LLC 4.15%, 05/15/2022	509,673

			1,506,960

		Healthcare-Services - 1.6%
	568,903	American Renal Holdings, Inc. 4.75%, 09/20/2019	572,106
	175,500	CDRH Parent, Inc. 5.32%, 07/01/2021	153,563
		Community Health Systems, Inc.
	253,958	3.77%, 12/31/2019	252,909
	744,151	4.02%, 01/27/2021	739,188
	649,809	Envision Healthcare Corp. 4.15%, 12/01/2023	655,820
	213,925	Genoa, a QoL Healthcare Co. LLC 4.90%, 10/28/2023	214,817
	663,338	inVentiv Health, Inc. 4.80%, 11/09/2023	666,747
	1,003,314	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	1,016,036
	201,059	Opal Acquisition, Inc. 5.15%, 11/27/2020	188,995
	539,403	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	536,485
	259,040	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	260,335

The accompanying notes are an integral part of these financial statements.

153

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.3%(9) - (continued)
		Healthcare-Services - 1.6% - (continued)
$	775,188	U.S. Renal Care, Inc. 5.40%, 12/31/2022	$734,490

			5,991,491

		Holding Companies-Diversified - 0.1%
	300,000	PSAV Holdings LLC 0.00%, 04/21/2024(10)	299,250

		Household Products/Wares - 0.1%
	260,000	Galleria Co. 4.00%, 09/29/2023	261,734

		Insurance - 1.4%
		Asurion LLC
	1,159,935	4.25%, 08/04/2022	1,166,942
	298,911	4.75%, 11/03/2023	301,153
	1,585,000	8.50%, 03/03/2021	1,608,109
	389,813	Evertec Group LLC 3.49%, 04/17/2020	388,596
	99,743	HUB International Ltd. 4.03%, 10/02/2020	100,210
		Sedgwick Claims Management Services, Inc.
	989,796	3.75%, 03/01/2021	990,043
	375,000	6.75%, 02/28/2022	375,311
	392,863	USI, Inc. 4.25%, 12/27/2019	390,899

			5,321,263

		IT Services - 0.2%
	870,000	Tempo Acquisition LLC 0.00%, 03/15/2024(10)	869,348

		Leisure Time - 1.0%
	438,900	Boyd Gaming Corp. 3.45%, 09/15/2023	440,594
		Delta 2 (LUX) S.a.r.l.
	2,253,002	4.57%, 02/01/2024	2,255,255
	567,000	8.07%, 07/29/2022	571,961
	384,708	Town Sports International LLC 4.50%, 11/15/2020	341,429

			3,609,239

		Lodging - 0.7%
		Caesars Entertainment Operating Co.
	550,000	0.00%, 03/31/2024(10)	546,700
	1,251,442	1.50%, 03/01/2022*	1,455,840
	447,350	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	449,587

			2,452,127

		Machinery-Construction & Mining - 0.5%
	971,552	American Rock Salt Holdings LLC 4.90%, 05/20/2021	971,552
	381,425	Headwaters, Inc. 4.00%, 03/24/2022	381,997
	375,090	Neff Rental LLC 7.54%, 06/09/2021	375,090

			1,728,639

		Machinery-Diversified - 0.6%
	798,188	Brand Energy & Infrastructure Services, Inc. 4.92%, 11/26/2020	800,183

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.3%(9) - (continued)
		Machinery-Diversified - 0.6% - (continued)
$	395,650	Gardner Denver, Inc. 4.41%, 07/30/2020	$395,321
	1,027,211	Gates Global LLC 4.41%, 04/01/2024	1,031,834

			2,227,338

		Media - 1.6%
	856,869	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	835,807
	360,027	AVSC Holding Corp. 4.50%, 01/24/2021	359,278
	180,000	CBS Radio, Inc. 0.00%, 03/02/2024(10)	181,201
	965,250	Charter Communications Operating LLC 3.24%, 01/15/2024	969,835
	517,050	Getty Images, Inc. 4.75%, 10/18/2019	456,726
	711,178	ION Media Networks, Inc. 4.50%, 12/18/2020	717,849
	285,000	Numericable Group S.A. 0.00%, 06/21/2025(10)	283,495
	497,500	Numericable U.S. LLC 4.42%, 01/14/2025	497,873
	864,266	Tribune Media Co. 3.99%, 01/27/2024	869,131
	921,824	Virgin Media Bristol LLC 3.74%, 01/31/2025	925,069

			6,096,264

		Metal Fabricate/Hardware - 0.2%
	686,138	Rexnord LLC 3.85%, 08/21/2023	688,224

		Miscellaneous Manufacturing - 0.2%
	836,836	Sram LLC 5.50%, 03/15/2024	834,744

		Oil & Gas - 0.6%
	355,000	California Resources Corp. 11.38%, 12/31/2021	390,056
	345,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	372,493
	268,125	Drillships Ocean Ventures, Inc. 7.50%, 07/25/2021	248,573
	620,819	Pinnacle Holdco S.a.r.l. 4.75%, 07/30/2019	502,864
		Western Refining, Inc.
	517,613	5.25%, 11/12/2020	518,260
	371,250	5.50%, 06/23/2023	371,714

			2,403,960

		Oil & Gas Services - 0.2%
	885,263	Crosby U.S. Acquisition Corp. 4.05%, 11/23/2020	819,426
	261,313	Paragon Offshore Finance Co. 5.75%, 07/18/2021	99,952

			919,378

		Packaging & Containers - 1.1%
		Berry Plastics Group, Inc.
	444,710	3.24%, 01/06/2021	447,062
	698,147	3.51%, 10/01/2022	702,510
	390,000	Flex Acquisition Co., Inc. 4.40%, 12/29/2023	391,708

The accompanying notes are an integral part of these financial statements.

154

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.3%(9) - (continued)
		Packaging & Containers - 1.1% - (continued)
$	199,500	Proampac PG Borrower LLC 5.03%, 11/18/2023	$202,293
	1,889,311	Reynolds Group Holdings, Inc. 3.99%, 02/05/2023	1,898,644
	672,963	Signode Industrial Group U.S., Inc. 3.80%, 05/01/2021	675,487

			4,317,704

		Pharmaceuticals - 0.3%
	705,000	Endo Luxembourg Finance Co. I S.a r.l. 0.00%, 04/05/2024(10)	710,288
	443,913	Valeant Pharmaceuticals International, Inc. 5.74%, 04/01/2022	446,456

			1,156,744

		Real Estate - 0.4%
		DTZ U.S. Borrower LLC
	1,450,742	4.34%, 11/04/2021	1,455,979
	22,553	9.47%, 11/04/2022	22,441

			1,478,420

		REITS - 0.2%
	806,850	MGM Growth Properties Operating Partnership L.P. 3.49%, 04/25/2023	808,294

		Retail - 2.2%
	449,064	B.C. Unlimited Liability Co. 3.33%, 02/16/2024	449,176
	1,245,000	Bass Pro Group LLC 6.15%, 12/16/2023	1,211,460
	452,725	Coinstar LLC 5.25%, 09/27/2023	453,716
	421,813	Harbor Freight Tools USA, Inc. 4.24%, 08/19/2023	420,496
	511,760	J. Crew Group, Inc. 4.05%, 03/05/2021	335,914
	918,518	Michaels Stores, Inc. 3.75%, 01/30/2023	916,506
	815,831	Neiman Marcus Group Ltd. LLC 4.25%, 10/25/2020	649,948
	892,523	Party City Holdings, Inc. 4.11%, 08/19/2022	891,533
		Rite Aid Corp.
	745,000	4.88%, 06/21/2021	745,700
	325,000	5.75%, 08/21/2020	325,507
	1,756,054	U.S. Foods, Inc. 3.74%, 06/27/2023	1,771,262

			8,171,218

		Semiconductors - 0.1%
	351,755	ON Semiconductor Corp. 3.24%, 03/31/2023	353,239

		Software - 2.9%
	280,000	CCC Information Services, Inc. 0.00%, 03/29/2024(10)	278,670
	550,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	551,447
	557,204	Dell, Inc. 3.50%, 09/07/2023	559,165
	582,530	Epicor Software Corp. 4.75%, 06/01/2022	581,621

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.3%(9) - (continued)
		Software - 2.9% - (continued)
		First Data Corp.
$	1,362,112	3.99%, 07/10/2022	$1,369,263
	2,203,504	3.99%, 04/26/2024	2,202,578
	665,000	Go Daddy Operating Co. LLC 3.49%, 02/15/2024	667,580
	634,914	Infor U.S., Inc. 3.90%, 02/01/2022	633,428
	205,000	iPayment, Inc. 0.00%, 04/06/2023(10)	205,769
	54,171	MA FinanceCo LLC 0.00%, 04/18/2024(10)	54,323
	859,538	Magic Newco LLC 5.00%, 12/12/2018	860,303
	550,000	Misys Europe S.A. 0.00%, 04/27/2024(10)	553,784
	365,829	Seattle Spinco, Inc. 0.00%, 04/30/2024(10)	366,857
	799,586	SS&C Technologies, Inc. 3.24%, 07/08/2022	805,087
	1,230,700	WEX, Inc. 4.49%, 07/01/2023	1,242,626

			10,932,501

		Telecommunications - 1.5%
	813,358	Entravision Communications Corp. 3.65%, 05/31/2020	815,392
	1,000,000	Level 3 Financing, Inc. 3.24%, 02/22/2024	1,002,860
	419,568	LTS Buyer LLC 4.40%, 04/13/2020	420,692
	141,900	Salem Communications Corp. 4.50%, 03/13/2020	139,062
	1,295,000	Sprint Communications, Inc. 3.50%, 02/02/2024	1,295,816
	1,606,185	Univision Communications, Inc. 3.75%, 03/15/2024	1,594,893
	282,410	Zayo Group LLC 3.50%, 01/19/2024	284,192

			5,552,907

		Trucking & Leasing - 0.4%
	890,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.74%, 03/20/2022	902,958
	605,128	Consolidated Container Co. LLC 5.00%, 07/03/2019	605,128
	170,000	Utility One Source L.P. 0.00%, 04/07/2023(10)	172,550

			1,680,636

		Total Senior Floating Rate Interests (cost $95,583,101)	$94,969,520

U.S. GOVERNMENT AGENCIES - 0.9%
		FHLMC - 0.9%
$	5,179,894	0.30%, 10/25/2020(1)(11)	$29,810
	1,865,000	4.44%, 10/25/2029(1)	1,911,115
	1,420,000	4.89%, 04/25/2029(1)	1,511,460

			3,452,385

The accompanying notes are an integral part of these financial statements.

155

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.9% - (continued)
		FNMA - 0.0%
$	278,605	5.50%, 06/25/2042(11)	$59,304

		Total U.S. Government Agencies (cost $3,363,749)	$3,511,689

U.S. GOVERNMENT SECURITIES - 4.7%
		U.S. Treasury Securities - 4.7%
		U.S. Treasury Bonds - 0.8%
$	1,190,000	3.00%, 11/15/2045	$1,198,739
	1,335,000	3.75%, 11/15/2043(12)	1,538,066
	50,000	5.38%, 02/15/2031	67,437

			2,804,242

		U.S. Treasury Notes - 3.9%
	5,706,751	0.13%, 04/15/2022(7)	5,743,811
	647,400	0.88%, 01/31/2018(12)	646,439
	7,373,700	1.25%, 12/15/2018(12)(13)	7,376,001
	495,000	2.00%, 02/15/2025	488,638
	526,000	2.13%, 08/15/2021(12)	534,568

			14,789,457

			17,593,699

		Total U.S. Government Securities (cost $17,553,072)	$17,593,699

COMMON STOCKS - 0.3%
		Energy - 0.3%
$	83,644,001	KCA Deutag*(2)(14)(15)	$921,673
	17,105	Templar Energy LLC Class A*(14)(15)	171,048

			1,092,721

		Utilities - 0.0%
	500,000	TCEH Corp.*(14)(15)	1
	8,337	Vistra Energy Corp.	124,638

			124,639

		Total Common Stocks (cost $1,425,000)	$1,217,360

		Total Long-Term Investments (cost $335,987,634)	$337,985,242

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 10.1%
		Other Investment Pools & Funds - 10.1%
$	37,972,195	Fidelity Institutional Government Fund, Institutional Class	$37,972,195

		Total Short-Term Investments (cost $37,972,195)	$37,972,195

Total Investments Excluding Purchased Options (cost $373,959,829)	100.1%	$375,957,437

Total Purchased Options (cost $50,820)	0.0%	$73,223

Total Investments (cost $374,010,649)^	100.1%	$376,030,660
Other Assets and Liabilities	(0.1)%	(523,593)

Total Net Assets	100.0%	$375,507,067

The accompanying notes are an integral part of these financial statements.

156

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$9,952,029
Unrealized Depreciation	(7,932,018)

Net Unrealized Appreciation	$2,020,011

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $48,921,396, which represented 13.0% of total net assets.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $51,620,340, which represented 13.7% of total net assets.

(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $910,000 at April 30, 2017.

(7)	The principal amount for these securities is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(8)	Security is a zero-coupon bond.

(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(11)	Securities disclosed are interest-only strips.

(12)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(13)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

(14)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $1,092,722, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(15)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
03/2011	83,644,001	KCA Deutag	$1,133,544
10/2016	500,000	TCEH Corp.	—
10/2016	17,105	Templar Energy LLC Class A	146,456

			$1,280,000

The accompanying notes are an integral part of these financial statements.

157

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

At April 30, 2017, the aggregate value of these securities was $1,092,722, which represented 0.3% of total net assets.

Represents or includes a TBA transaction.

OTC Option Contracts Outstanding at April 30, 2017
Description	Counterparty	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
USD Put/TRY Call	GSC	3.59 TRY per USD	05/24/17	USD	1,867,000	$27,385	$19,510	$7,875
USD Put/TRY Call	GSC	3.71 TRY per USD	04/06/18	USD	124,000	45,838	31,310	14,528

Total Puts					1,991,000	$73,223	$50,820	$22,403

Total purchased option contracts					1,991,000	$73,223	$50,820	$22,403

OTC Swaption Contracts Outstanding at April 30, 2017
Description	Counterparty	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
Credit Default Swaption ITRAXX.XOV.27	BCLY	300.00 EUR	05/17/17	EUR	(23,970,000)	$(426,025)	$(244,356)	$(181,669)

Written swaption contracts:
Puts
Credit Default Swaption ITRAXX.EUR.27	BCLY	300.00 EUR	05/17/17	EUR	(23,970,000)	$(17,751)	$(285,082)	$267,331

Total written swaption contracts					(47,940,000)	$(443,776)	$(529,438)	$85,662

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
10-Year Mini JGB Future	4	06/12/2017	$539,210	$541,933	$2,723
Australian 10-Year Bond Future	3	06/15/2017	282,920	291,401	8,481
Australian 3-Year Bond Future	9	06/15/2017	749,550	755,592	6,042
Australian Dollar Future	19	05/15/2017	1,429,808	1,421,200	(8,608)
Canadian Dollar Future	69	06/20/2017	5,174,025	5,050,800	(123,225)
Canadian Government 10-Year Bond Future	3	06/21/2017	299,841	306,714	6,873
Euro-BOBL Future	17	06/08/2017	2,441,322	2,441,796	474
Euro-BTP Future	9	06/08/2017	1,273,280	1,291,245	17,965
Euro-OAT Future	11	06/08/2017	1,756,604	1,795,427	38,823
Euro-Schatz Future	4	06/08/2017	489,301	489,052	(249)
Eurodollar 90-Day Future	100	09/18/2017	24,650,954	24,650,000	(954)
Japan 10-Year Bond Future	4	06/13/2017	5,392,086	5,418,973	26,887
U.S. 10-Year Ultra Future	18	06/21/2017	2,458,439	2,438,156	(20,283)
U.S. Treasury 10-Year Note Future	650	06/21/2017	80,701,628	81,717,188	1,015,560
U.S. Treasury 5-Year Note Future	315	06/30/2017	36,999,560	37,297,969	298,409
U.S. Treasury Long Bond Future	71	06/21/2017	10,678,728	10,860,781	182,053

Total					$1,450,971

Short position contracts:
British Pound Future	46	06/19/2017	$3,537,992	$3,727,150	$(189,158)
Euro BUXL 30-Year Bond Future	4	06/08/2017	724,608	737,064	(12,456)
Euro FX Future	33	06/19/2017	4,400,363	4,504,912	(104,549)
Euro-Bund Future	32	06/08/2017	5,604,644	5,639,261	(34,617)
Eurodollar 3-Month Future	199	09/17/2018	48,896,394	48,874,400	21,994

The accompanying notes are an integral part of these financial statements.

158

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Futures Contracts Outstanding at April 30, 2017 - (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Short position contracts: - (continued)
Japanese Yen Future	58	06/19/2017	$6,427,194	$6,520,650	$(93,456)
Long Gilt Future	47	06/28/2017	7,736,233	7,808,354	(72,121)
Swiss Franc Future	17	06/19/2017	2,105,730	2,143,700	(37,970)
U.S. Treasury 2-Year Note Future	185	06/30/2017	40,047,711	40,072,735	(25,024)
U.S. Treasury Ultra Bond Future	6	06/21/2017	962,052	977,625	(15,573)

Total					$(562,930)

Total futures contracts					$888,041

TBA Sale Commitments Outstanding at April 30, 2017
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 3.50%	$20,000,000	05/01/2047	$(20,564,844)	$(71,089)

Total (proceeds $20,493,755)			$(20,564,844)	$(71,089)

At April 30, 2017, the aggregate market value of TBA Sale Commitments represents (5.5)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06	MSC	USD	199,419	(0.32%)	07/25/45	$37,175	$—	$29,603	$(7,572)
ABX.HE.AAA.06	MSC	USD	78,292	(0.18%)	07/25/45	1,724	—	1,454	(270)
ABX.HE.AAA.06	JPM	USD	140,926	(0.18%)	07/25/45	3,077	—	2,616	(461)
ABX.HE.AAA.06	GSC	USD	53,239	(0.18%)	07/25/45	4,791	—	988	(3,803)
ABX.HE.AAA.06-1	GSC	USD	15,386	(0.18%)	07/25/45	1,423	—	285	(1,138)
ABX.HE.AAA.07	JPM	USD	245,881	(0.09%)	08/25/37	58,710	—	23,643	(35,067)
ABX.HE.AAA.07	GSC	USD	389,896	(0.09%)	08/25/37	88,151	—	37,491	(50,660)
ABX.HE.AAA.07	MSC	USD	835,994	(0.09%)	08/25/37	200,121	—	80,389	(119,732)
ABX.HE.AAA.07	CSI	USD	1,113,488	(0.09%)	08/25/37	289,464	—	107,069	(182,395)
ABX.HE.PENAAA.06	JPM	USD	400,645	(0.11%)	05/25/46	45,669	—	37,013	(8,656)
ABX.HE.PENAAA.06-2	CSI	USD	629,477	(0.11%)	05/25/46	71,918	—	58,156	(13,762)
CMBX.NA.A.7	JPM	USD	560,000	(2.00%)	01/17/47	21,597	—	18,867	(2,730)
CMBX.NA.A.9	MSC	USD	800,000	(2.00%)	09/17/58	28,101	—	32,926	4,825
CMBX.NA.A.9	MSC	USD	415,000	(2.00%)	09/17/58	18,390	—	17,080	(1,310)
CMBX.NA.A.9	DEUT	USD	285,000	(2.00%)	09/17/58	14,428	—	11,714	(2,714)
CMBX.NA.AA.7	CSI	USD	910,000	(1.50%)	01/17/47	28,291	—	7,144	(21,147)
CMBX.NA.AA.7	CSI	USD	1,040,000	(1.50%)	01/17/47	32,332	—	8,164	(24,168)
CMBX.NA.AA.7	CSI	USD	1,200,000	(1.50%)	01/17/47	37,306	—	9,420	(27,886)
CMBX.NA.AA.8	MSC	USD	420,000	(1.50%)	10/17/57	16,876	—	8,972	(7,904)
CMBX.NA.AJ.4	CSI	USD	407,343	(0.96%)	02/17/51	99,876	—	61,541	(38,335)
CMBX.NA.AS.7	GSC	USD	685,000	(1.00%)	01/17/47	14,911	—	(1,424)	(16,335)
CMBX.NA.AS.7	CSI	USD	1,385,000	(1.00%)	01/17/47	25,133	—	(2,879)	(28,012)
CMBX.NA.AS.8	DEUT	USD	330,000	(1.00%)	10/17/57	24,114	—	1,348	(22,766)
CMBX.NA.BB.8	CSI	USD	410,000	(5.00%)	10/17/57	96,323	—	105,644	9,321
CMBX.NA.BB.8	JPM	USD	230,000	(5.00%)	10/17/57	54,035	—	58,274	4,239
CMBX.NA.BB.8	CSI	USD	185,000	(5.00%)	10/17/57	43,864	—	47,668	3,804
CMBX.NA.BB.8	CSI	USD	205,000	(5.00%)	10/17/57	49,428	—	52,822	3,394
CMBX.NA.BB.8	JPM	USD	230,000	(5.00%)	10/17/57	55,456	—	58,274	2,818
CMBX.NA.BB.8	GSC	USD	195,000	(5.00%)	10/17/57	47,752	—	50,246	2,494

The accompanying notes are an integral part of these financial statements.

159

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)
Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices: - (continued)
Buy protection: - (continued)
CMBX.NA.BB.8	GSC	USD	195,000	(5.00%)	10/17/57	$48,120	$—	$50,245	$2,125
CMBX.NA.BB.9	JPM	USD	205,000	(5.00%)	09/17/58	39,583	—	39,501	(82)
CMBX.NA.BB.9	CSI	USD	35,000	(5.00%)	09/17/58	7,651	—	6,885	(766)
CMBX.NA.BB.9	CSI	USD	970,000	(5.00%)	09/17/58	203,706	—	191,084	(12,622)
CMBX.NA.BBB.10	MSC	USD	295,000	(3.00%)	11/17/59	19,325	—	28,798	9,473
CMBX.NA.BBB.10	MSC	USD	535,000	(3.00%)	11/17/59	41,869	—	52,226	10,357
CMBX.NA.BBB.10	MSC	USD	180,000	(3.00%)	11/17/59	17,723	—	17,572	(151)
CMBX.NA.BBB.7	GSC	USD	270,000	(3.00%)	01/17/47	23,179	—	21,707	(1,472)
CMBX.NA.BBB.7	CSI	USD	530,000	(3.00%)	01/17/47	51,226	—	42,609	(8,617)
CMBX.NA.BBB.7	CSI	USD	570,000	(3.00%)	01/17/47	55,092	—	45,825	(9,267)
CMBX.NA.BBB.7	MSC	USD	630,000	(3.00%)	01/17/47	64,474	—	50,649	(13,825)
CMBX.NA.BBB.7	MSC	USD	675,000	(3.00%)	01/17/47	50,293	—	54,380	4,087
CMBX.NA.BBB.7	DEUT	USD	275,000	(3.00%)	01/17/47	19,986	—	22,108	2,122
CMBX.NA.BBB.7	MSC	USD	380,000	(3.00%)	01/17/47	31,344	—	30,550	(794)
CMBX.NA.BBB.7	GSC	USD	215,000	(3.00%)	01/17/47	19,300	—	17,303	(1,997)
CMBX.NA.BBB.7	DEUT	USD	280,000	(3.00%)	01/17/47	26,553	—	22,511	(4,042)
CMBX.NA.BBB.7	GSC	USD	680,000	(3.00%)	01/17/47	63,114	—	54,669	(8,445)
CMBX.NA.BBB.7	DEUT	USD	295,000	(3.00%)	01/17/47	36,496	—	23,717	(12,779)
CMBX.NA.BBB.7	GSC	USD	265,000	(3.00%)	01/17/47	36,774	—	21,305	(15,469)
CMBX.NA.BBB.7	MSC	USD	1,915,000	(3.00%)	01/17/47	185,107	—	153,957	(31,150)
CMBX.NA.BBB.9	MSC	USD	280,000	(3.00%)	09/17/58	30,594	—	30,482	(112)
CMBX.NA.BBB.9	MSC	USD	260,000	(3.00%)	09/17/58	30,257	—	28,260	(1,997)
CMBX.NA.BBB.9	DEUT	USD	25,000	(3.00%)	09/17/58	2,833	—	2,721	(112)
CMBX.NA.BBB.9	MSC	USD	160,000	(3.00%)	09/17/58	18,812	—	17,392	(1,420)
CMBX.NA.BBB.9	JPM	USD	255,000	(3.00%)	09/17/58	29,220	—	27,100	(2,120)
CMBX.NA.BBB.9	GSC	USD	590,000	(3.00%)	09/17/58	67,794	—	64,228	(3,566)
CMBX.NA.BBB.9	CSI	USD	595,000	(3.00%)	09/17/58	68,912	—	64,673	(4,239)
CMBX.NA.BBB.9	MSC	USD	525,000	(3.00%)	09/17/58	62,739	—	57,064	(5,675)
CMBX.NA.BBB.9	DEUT	USD	815,000	(3.00%)	09/17/58	100,063	—	88,722	(11,341)
CMBX.NA.BBB.9	JPM	USD	875,000	(3.00%)	09/17/58	109,315	—	92,994	(16,321)

Total						$3,071,890	$—	$2,345,745	$(726,145)

Sell protection:
CMBX.NA.AAA.6	DEUT	USD	4,237,629	0.50%	05/11/63	$—	$(103,288)	$(206)	$103,082
CMBX.NA.AAA.6	JPM	USD	1,934,505	0.50%	05/11/63	—	(60,397)	741	61,138
CMBX.NA.AAA.6	JPM	USD	4,962,944	0.50%	05/11/63	—	(46,390)	1,902	48,292
CMBX.NA.AAA.6	CSI	USD	417,305	0.50%	05/11/63	—	(4,452)	(20)	4,432
CMBX.NA.AAA.6	CSI	USD	357,690	0.50%	05/11/63	—	(3,816)	(17)	3,799
CMBX.NA.AAA.6	CSI	USD	109,294	0.50%	05/11/63	—	(1,166)	(5)	1,161
CMBX.NA.AJ.4	MLI	USD	407,343	0.96%	02/17/51	—	(70,831)	(61,562)	9,269
CMBX.NA.BB.6	CSI	USD	970,000	5.00%	05/11/63	—	(203,771)	(182,565)	21,206
CMBX.NA.BB.6	CSI	USD	555,000	5.00%	05/11/63	—	(112,526)	(104,458)	8,068
CMBX.NA.BB.6	CSI	USD	375,000	5.00%	05/11/63	—	(73,928)	(70,475)	3,453
CMBX.NA.BB.6	GSC	USD	10,000	5.00%	05/11/63	—	(1,695)	(1,882)	(187)
CMBX.NA.BB.6	CSI	USD	725,000	5.00%	05/11/63	—	(133,216)	(136,252)	(3,036)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	—	(134,135)	(137,192)	(3,057)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	—	(134,135)	(137,192)	(3,057)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	—	(134,135)	(137,192)	(3,057)
CMBX.NA.BB.6	GSC	USD	195,000	5.00%	05/11/63	—	(33,226)	(36,701)	(3,475)
CMBX.NA.BB.6	CSI	USD	195,000	5.00%	05/11/63	—	(33,012)	(36,701)	(3,689)
CMBX.NA.BB.6	MSC	USD	205,000	5.00%	05/11/63	—	(34,010)	(38,584)	(4,574)
CMBX.NA.BB.6	JPM	USD	230,000	5.00%	05/11/63	—	(37,454)	(42,299)	(4,845)
CMBX.NA.BB.6	CSI	USD	185,000	5.00%	05/11/63	—	(27,800)	(34,820)	(7,020)
CMBX.NA.BB.6	JPM	USD	230,000	5.00%	05/11/63	—	(34,121)	(42,298)	(8,177)
CMBX.NA.BB.6	MSC	USD	2,219,000	5.00%	05/11/63	—	(407,758)	(417,026)	(9,268)
CMBX.NA.BB.6	CSI	USD	410,000	5.00%	05/11/63	—	(60,825)	(77,167)	(16,342)

The accompanying notes are an integral part of these financial statements.

160

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices: - (continued)
Sell protection: - (continued)
CMBX.NA.BB.6	GSC	USD	550,000	5.00%	05/11/63	$—	$(60,089)	$(103,364)	$(43,275)
CMBX.NA.BB.8	GSC	USD	735,000	5.00%	10/17/57	—	(223,455)	(189,182)	34,273
CMBX.NA.BB.8	CSI	USD	1,255,000	5.00%	10/17/57	—	(350,929)	(323,025)	27,904
CMBX.NA.BB.8	CSI	USD	1,245,000	5.00%	10/17/57	—	(348,133)	(320,451)	27,682
CMBX.NA.BB.8	CSI	USD	805,000	5.00%	10/17/57	—	(225,098)	(207,199)	17,899
CMBX.NA.BB.8	MSC	USD	578,000	5.00%	10/17/57	—	(161,634)	(148,772)	12,862
CMBX.NA.BB.8	MSC	USD	210,000	5.00%	10/17/57	—	(60,378)	(54,052)	6,326
CMBX.NA.BB.8	MSC	USD	180,000	5.00%	10/17/57	—	(51,677)	(46,330)	5,347
CMBX.NA.BB.8	GSC	USD	80,000	5.00%	10/17/57	—	(23,635)	(20,591)	3,044
CMBX.NA.BB.8	GSC	USD	145,000	5.00%	10/17/57	—	(40,363)	(37,322)	3,041
CMBX.NA.BB.8	GSC	USD	20,000	5.00%	10/17/57	—	(2,319)	(5,148)	(2,829)
CMBX.NA.BB.8	JPM	USD	205,000	5.00%	10/17/57	—	(45,262)	(52,765)	(7,503)
CMBX.NA.BB.8	MLI	USD	340,000	5.00%	10/17/57	—	(42,832)	(87,512)	(44,680)
CMBX.NA.BB.8	UBS	USD	365,000	5.00%	10/17/57	—	(41,381)	(93,947)	(52,566)
CMBX.NA.BB.8	MLI	USD	370,000	5.00%	10/17/57	—	(33,397)	(95,235)	(61,838)
CMBX.NA.BB.8	BOA	USD	462,000	5.00%	10/17/57	—	(31,816)	(118,914)	(87,098)
CMBX.NA.BB.9	GSC	USD	395,000	5.00%	09/17/58	—	(108,514)	(77,703)	30,811
CMBX.NA.BB.9	MLI	USD	210,000	5.00%	09/17/58	—	(58,284)	(41,310)	16,974
CMBX.NA.BB.9	JPM	USD	220,000	5.00%	09/17/58	—	(59,417)	(43,278)	16,139
CMBX.NA.BB.9	MLI	USD	205,000	5.00%	09/17/58	—	(55,366)	(40,327)	15,039
CMBX.NA.BB.9	GSC	USD	180,000	5.00%	09/17/58	—	(49,023)	(35,409)	13,614
CMBX.NA.BBB.8	MSC	USD	540,000	3.00%	10/17/57	—	(91,006)	(83,186)	7,820
PrimeX.ARM.2	MSC	USD	786,266	4.58%	12/25/37	28,526	—	10,982	(17,544)
PrimeX.ARM.2	JPM	USD	214,777	4.58%	12/25/37	8,942	—	3,000	(5,942)

Total						$37,468	$(4,050,095)	$(3,903,011)	$109,616

Total traded indices						$3,109,358	$(4,050,095)	$(1,557,266)	$(616,529)
Credit default swaps on single-name issues:

Sell protection:
Brazil (Federated Republic of)	GSC	USD	667,000	1.00%/1.95%	12/20/21	$—	$(32,555)	$(26,663)	$5,892
Brazil (Federated Republic of)	GSC	USD	1,304,000	1.00%/2.15%	06/20/22	—	(73,263)	(69,846)	3,417
Brazilian Government International Bond	BCLY	USD	660,000	1.00%/1.95%	12/20/21	—	(57,889)	$(26,384)	31,505
Peruvian Government International Bond	GSC	USD	1,465,000	1.00%/0.72%	06/20/21	—	(31,189)	17,941	49,130

Total						$—	$(194,896)	$(104,952)	$89,944

Total single-name issues						$—	$(194,896)	$(104,952)	$89,944

Total OTC contracts						$3,109,358	$(4,244,991)	$(1,662,218)	$(526,585)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

The accompanying notes are an integral part of these financial statements.

161

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27	USD	5,525,000	(1.00%)	06/20/22	$299,995	$238,546	$(61,449)
CDX.NA.HY.27	USD	12,660,120	(5.00%)	12/20/21	780,246	1,074,511	294,265
CDX.NA.HY.28	USD	2,993,000	(5.00%)	06/20/22	199,959	237,339	37,380
CDX.NA.HY.28	USD	16,775,000	(5.00%)	06/20/22	(1,028,422)	(1,329,757)	(301,335)
CDX.NA.IG.28	USD	11,444,000	(1.00%)	06/20/22	(176,747)	(209,961)	(33,214)
ITRAXX.XOV.27	EUR	7,693,000	(5.00%)	06/20/22	779,792	936,665	156,873

Total					$854,823	$947,343	$92,520

Total					$854,823	$947,343	$92,520

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swap Contracts Outstanding at April 30, 2017
Receive	Pay	Maturity Date(1)	Counter- party	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 4.800% based on the notional amount of currency delivered	09/20/22	DEUT	USD	415,289	CNH	2,863,000	$—	$(2,637)	$166	$2,803
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 4.585% based on the notional amount of currency delivered	09/20/22	GSC	USD	784,976	CNH	5,465,000	—	(10,535)	$(7,744)	2,791
Fixed Rate equal to 4.800% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	DEUT	CNH	2,863,000	USD	415,289	2,637	—	3,973	1,336
Fixed Rate equal to 4.585% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	GSC	CNH	5,465,000	USD	784,976	10,535	—	7,426	(3,109)

Total								$13,172	$(13,172)	$3,821	$3,821

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
BCLY	1.90% Fixed	CPURNSA	USD	20,889,000	07/15/24	$—	$—	$615,543	$615,543

The accompanying notes are an integral part of these financial statements.

162

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Buy	05/08/17	SSG	$309,664	$304,715	$(4,949)
AUD	Buy	05/08/17	BNP	301,347	294,982	(6,365)
AUD	Buy	05/08/17	NAB	330,307	323,432	(6,875)
AUD	Buy	06/06/17	TDB	119,594	119,728	134
BRL	Buy	06/21/17	MSC	1,146,678	1,139,233	(7,445)
BRL	Buy	06/21/17	MSC	1,136,763	1,127,720	(9,043)
BRL	Buy	06/21/17	MSC	1,137,179	1,123,674	(13,505)
BRL	Buy	06/21/17	MSC	1,166,683	1,141,101	(25,582)
BRL	Sell	06/21/17	MSC	1,183,546	1,160,393	23,153
BRL	Sell	06/21/17	MSC	1,165,140	1,155,726	9,414
BRL	Sell	06/21/17	SCB	187,144	183,908	3,236
BRL	Sell	06/21/17	SSG	2,011,585	2,031,700	(20,115)
CAD	Buy	05/08/17	SSG	596,080	583,930	(12,150)
CHF	Sell	05/08/17	MSC	116,060	115,634	426
CNH	Buy	06/21/17	SCB	387,708	386,844	(864)
CNH	Buy	06/21/17	MSC	389,171	386,843	(2,328)
CNH	Buy	06/21/17	JPM	776,040	773,398	(2,642)
CNY	Buy	06/21/17	CSFB	371,486	374,207	2,721
COP	Buy	06/21/17	CSFB	30,720	29,975	(745)
COP	Buy	06/21/17	JPM	927,605	903,287	(24,318)
COP	Sell	06/21/17	SCB	907,854	933,261	(25,407)
DKK	Buy	05/08/17	BOA	25,934	26,371	437
DKK	Sell	05/08/17	BOA	114,203	114,424	(221)
EGP	Buy	06/21/17	SCB	39,216	38,354	(862)
EGP	Buy	06/21/17	CBK	48,775	46,902	(1,873)
EGP	Buy	06/21/17	CBK	145,020	136,431	(8,589)
EGP	Buy	03/06/18	GSC	32,737	32,143	(594)
EGP	Buy	03/06/18	GSC	41,055	40,204	(851)
EGP	Buy	03/06/18	CBK	92,291	88,470	(3,821)
EGP	Buy	03/29/18	CBK	244,778	247,081	2,303
EUR	Buy	05/08/17	JPM	6,898,100	6,907,788	9,688
EUR	Buy	05/08/17	TDB	214,248	217,946	3,698
EUR	Buy	06/21/17	BCLY	80,116	81,915	1,799
EUR	Buy	06/21/17	CBK	18,043	18,568	525
EUR	Sell	05/08/17	TDB	64,334	65,384	(1,050)
EUR	Sell	05/31/17	CBK	5,785,921	5,866,413	(80,492)
EUR	Sell	06/06/17	TDB	267,213	267,383	(170)
EUR	Sell	06/21/17	UBS	18,213	18,567	(354)
EUR	Sell	06/21/17	JPM	117,917	120,142	(2,225)
EUR	Sell	06/21/17	CSFB	231,548	235,916	(4,368)
EUR	Sell	06/21/17	CBK	7,698,888	7,922,835	(223,947)
GBP	Buy	05/08/17	HSBC	1,522,626	1,574,030	51,404
GBP	Sell	05/08/17	TDB	118,886	123,072	(4,186)
GBP	Sell	05/31/17	UBS	560,592	567,801	(7,209)
GHS	Buy	06/21/17	SCB	207,582	232,991	25,409
GHS	Buy	06/21/17	CBK	102,846	116,381	13,535
GHS	Buy	06/21/17	CBK	104,330	116,380	12,050
GHS	Sell	06/21/17	CBK	160,748	158,241	2,507
GHS	Sell	06/21/17	SCB	153,917	153,640	277
GHS	Sell	06/21/17	SCB	102,765	102,580	185
GHS	Sell	06/21/17	SCB	51,382	51,290	92
HUF	Buy	06/21/17	SCB	1,872,441	1,891,696	19,255
HUF	Buy	06/21/17	SCB	631,323	637,303	5,980
HUF	Buy	06/21/17	UBS	138,306	140,764	2,458
HUF	Sell	06/21/17	JPM	4,014	4,080	(66)
HUF	Sell	06/21/17	CSFB	298,316	301,302	(2,986)
HUF	Sell	06/21/17	BCLY	623,431	631,783	(8,352)
HUF	Sell	06/21/17	BOA	721,232	730,792	(9,560)
HUF	Sell	06/21/17	BOA	850,916	861,041	(10,125)
JPY	Buy	05/08/17	HSBC	4,700,342	4,671,776	(28,566)

The accompanying notes are an integral part of these financial statements.

163

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
JPY	Buy	05/08/17	SSG	$4,730,751	$4,671,775	$(58,976)
JPY	Buy	06/06/17	TDB	48,509	48,510	1
JPY	Sell	05/08/17	TDB	55,087	53,840	1,247
JPY	Sell	05/08/17	TDB	245,292	244,971	321
JPY	Sell	05/15/17	HSBC	3,944,969	3,859,551	85,418
JPY	Sell	06/06/17	BMO	363,154	362,853	301
MXN	Buy	05/08/17	RBC	49,650	49,860	210
MXN	Buy	05/08/17	RBC	20,996	21,111	115
MXN	Sell	06/21/17	JPM	489,180	487,996	1,184
MXN	Sell	06/21/17	GSC	110,723	110,954	(231)
MXN	Sell	06/21/17	SSG	608,214	616,432	(8,218)
MXN	Sell	06/21/17	RBC	1,070,832	1,130,705	(59,873)
MYR	Sell	05/08/17	CBK	29,365	29,934	(569)
NOK	Buy	06/06/17	TDB	29,194	29,131	(63)
NOK	Sell	05/08/17	UBS	34,261	33,895	366
PHP	Buy	06/21/17	HSBC	761,406	769,430	8,024
PHP	Buy	06/21/17	BCLY	765,185	769,431	4,246
PHP	Buy	06/21/17	SCB	10,987	11,177	190
PHP	Sell	06/21/17	BCLY	1,509,693	1,538,861	(29,168)
PLN	Sell	05/08/17	CBK	79,733	80,420	(687)
RON	Buy	06/26/17	CBK	2,566,491	2,615,684	49,193
RON	Buy	08/28/17	CBK	1,244,656	1,268,106	23,450
RON	Buy	08/28/17	CBK	16,581	16,844	263
RON	Sell	06/26/17	CBK	2,717,547	2,615,684	101,863
RON	Sell	08/28/17	JPM	849,923	801,289	48,634
RON	Sell	08/28/17	BNP	512,428	483,661	28,767
RUB	Buy	06/21/17	CBK	131,124	157,976	26,852
SEK	Sell	05/08/17	JPM	168,083	166,259	1,824
SGD	Buy	05/08/17	BOA	35,786	35,791	5
SGD	Buy	05/08/17	SCB	106,214	105,941	(273)
THB	Buy	06/21/17	JPM	772,171	782,321	10,150
THB	Buy	06/21/17	HSBC	773,760	782,321	8,561
THB	Buy	06/21/17	JPM	4,132	4,219	87
THB	Sell	06/21/17	JPM	4,242	4,220	22
THB	Sell	06/21/17	JPM	1,550,623	1,564,643	(14,020)
TRY	Buy	06/21/17	HSBC	749,844	807,035	57,191
TRY	Buy	06/21/17	BNP	757,571	807,035	49,464
TRY	Buy	06/21/17	JPM	750,736	788,453	37,717
TRY	Buy	06/21/17	BOA	636,034	658,940	22,906
TRY	Buy	06/21/17	MSC	766,720	788,176	21,456
TRY	Buy	06/21/17	HSBC	480,456	499,474	19,018
TRY	Buy	06/21/17	GSC	23,074	23,851	777
TRY	Sell	06/21/17	GSC	745,275	788,454	(43,179)
TRY	Sell	06/21/17	HSBC	742,172	788,176	(46,004)
TRY	Sell	06/21/17	SCB	756,904	807,035	(50,131)
TRY	Sell	06/21/17	DEUT	756,873	807,034	(50,161)
TRY	Sell	06/21/17	CBK	1,112,082	1,182,265	(70,183)
ZAR	Buy	05/08/17	HSBC	83,156	80,327	(2,829)
ZAR	Buy	06/21/17	CBK	1,508	1,483	(25)
ZAR	Buy	06/21/17	JPM	1,028,991	1,023,399	(5,592)
ZAR	Sell	06/21/17	CBK	712,727	691,536	21,191
ZAR	Sell	06/21/17	JPM	936,770	919,427	17,343
ZAR	Sell	06/21/17	HSBC	342,493	344,099	(1,606)
ZAR	Sell	06/21/17	JPM	334,004	339,649	(5,645)
ZMW	Buy	06/21/17	CBK	229,293	238,391	9,098
ZMW	Buy	06/21/17	CBK	115,228	119,195	3,967
ZMW	Buy	06/21/17	SCB	56,139	59,546	3,407
ZMW	Buy	06/21/17	CBK	56,531	59,545	3,014

Total						$(151,704)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

164

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

165

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$66,805,807	$—	$66,805,807	$—
Corporate Bonds	52,646,878	—	52,646,878	—
Foreign Government Obligations	94,293,715	—	94,293,715	—
Municipal Bonds	6,946,574	—	6,946,574	—
Senior Floating Rate Interests	94,969,520	—	94,969,520	—
U.S. Government Agencies	3,511,689	—	3,511,689	—
U.S. Government Securities	17,593,699	—	17,593,699	—
Common Stocks
Energy	1,092,721	—	—	1,092,721
Utilities	124,639	124,638	—	1
Short-Term Investments	37,972,195	37,972,195	—	—
Purchased Options	73,223	—	73,223	—
Foreign Currency Contracts(2)	858,529	—	858,529	—
Futures Contracts(2)	1,626,284	1,626,284	—	—
Swaps - Credit Default(2)	1,140,196	—	1,140,196	—
Swaps - Cross Currency(2)	6,930	—	6,930	—
Swaps - Interest Rate(2)	615,543	—	615,543	—

Total	$380,278,142	$39,723,117	$339,462,303	$1,092,722

Liabilities
Foreign Currency Contracts(2)	$(1,010,233)	$—	$(1,010,233)	$—
Futures Contracts(2)	(738,243)	(738,243)	—	—
Swaps - Credit Default(2)	(1,574,261)	—	(1,574,261)	—
Swaps - Cross Currency(2)	(3,109)	—	(3,109)	—
TBA Sale Commitments	(20,564,844)	—	(20,564,844)	—
Written Options	(443,776)	—	(443,776)	—

Total	$(24,334,466)	$(738,243)	$(23,596,223)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

166

The Hartford Total Return Bond Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0%
		Asset-Backed - Automobile - 0.8%
$	1,461,084	AmeriCredit Automobile Receivables Trust 2.72%, 09/09/2019	$1,465,695
	1,840,000	CarMax Auto Owner Trust 2.58%, 11/16/2020	1,846,184
		First Investors Auto Owner Trust
	177,957	1.49%, 01/15/2020(1)	177,938
	1,899,236	1.67%, 11/16/2020(1)	1,900,146
	930,000	2.39%, 11/16/2020(1)	934,655
	650,000	GM Financial Automobile Leasing Trust 1.96%, 03/20/2018(1)	650,729
	3,277,947	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	3,289,042
		Santander Drive Auto Receivables Trust
	102,045	1.82%, 05/15/2019	102,059
	3,958,693	1.83%, 01/15/2020	3,963,935
	329,396	2.25%, 06/17/2019	330,207
	1,426,096	2.36%, 04/15/2020	1,430,478

			16,091,068

		Asset-Backed - Finance & Insurance - 13.5%
	4,200,000	American Money Management Corp. 2.61%, 07/27/2026(1)(2)	4,201,936
	475,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.82%, 11/25/2035(3)	485,228
	2,910,000	Anchorage Capital CLO Ltd. 2.46%, 01/15/2029(1)(2)	2,923,095
		Apidos CLO
	1,445,000	2.49%, 01/16/2027(1)(2)	1,446,780
	2,935,000	2.61%, 01/19/2025(1)(2)	2,936,984
	3,580,000	Ares CLO Ltd. 2.29%, 07/28/2025(1)(2)	3,581,060
		Atlas Senior Loan Fund Ltd.
	3,775,000	2.41%, 10/15/2026(1)(2)	3,775,257
	6,012,000	2.45%, 07/16/2026(1)(2)	6,016,990
	3,160,000	Avery Point CLO Ltd. 2.26%, 01/18/2025(1)(2)(4)	3,160,000
	4,375,000	Avery Point IV CLO Ltd. 2.26%, 04/25/2026(1)(2)	4,372,813
	1,030,000	Babson CLO Ltd. 2.31%, 07/20/2025(1)(2)	1,030,028
	5,947,541	Bayview Opportunity Master Fund Trust 4.00%, 10/28/2064(1)(2)	6,146,100
		BlueMountain CLO Ltd.
	6,310,000	2.17%, 04/15/2025(1)(2)	6,306,820
	4,580,000	2.28%, 04/30/2026(1)(2)	4,580,087
	508,750	Cal Funding II Ltd. 3.47%, 10/25/2027(1)	507,566
		Carlyle Global Market Strategies Ltd.
	4,630,000	2.64%, 04/27/2027(1)(2)	4,630,032
	2,815,000	3.06%, 10/20/2029(1)(2)	2,822,412
		Cent CLO Ltd.
	2,830,000	0.00%, 07/27/2026(1)(5)	2,831,005
	3,985,000	2.26%, 01/25/2026(1)(2)	3,983,008
	4,475,000	2.65%, 04/17/2026(1)(2)	4,477,703
	1,810,000	3.21%, 04/17/2026(1)(2)	1,809,071
	4,175,000	CIFC Funding Ltd. 2.24%, 05/24/2026(1)(2)	4,179,175
	4,745,000	CIFC Funding Ltd. 2.21%, 04/18/2025(1)(2)	4,742,609

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Asset-Backed - Finance & Insurance - 13.5% - (continued)
		Dryden Senior Loan Fund
$	4,675,000	2.24%, 04/18/2026(1)(2)	$4,672,644
	3,970,000	2.59%, 07/15/2027(1)(2)	3,980,858
	4,796,000	2.59%, 10/15/2028(1)(2)	4,824,455
		First Franklin Mortgage Loan Trust
	2,250,478	1.23%, 04/25/2036(2)	1,619,300
	1,065,000	1.30%, 09/25/2036(2)	889,957
		Flatiron CLO Ltd.
	3,435,000	2.42%, 05/15/2030(1)(2)(4)	3,435,000
		Galaxy CLO Ltd.
	6,637,000	2.41%, 04/15/2025(1)(2)	6,643,929
		GreatAmerica Leasing Receivables Funding LLC
	616,000	1.72%, 04/22/2019(1)	615,452
		Green Tree Agency Advance Funding Trust
	2,525,000	3.10%, 10/15/2048(1)	2,524,419
		Highbridge Loan Management Ltd.
	2,910,000	2.48%, 05/05/2027(1)(2)	2,910,047
		JFIN CLO Ltd.
	3,970,000	2.32%, 04/24/2029(1)(2)	3,984,383
		KKR CLO Ltd.
	4,210,000	2.72%, 10/18/2028(1)(2)	4,245,212
		Lendmark Funding Trust
	3,575,000	3.26%, 04/21/2025(1)	3,573,478
		Madison Park Funding Ltd.
	2,765,000	1.99%, 01/19/2025(1)(2)	2,765,885
	4,525,000	2.42%, 07/20/2026(1)(2)	4,527,656
	4,825,000	2.43%, 10/23/2025(1)(2)	4,826,534
		Magnetite CLO Ltd.
	2,585,000	2.46%, 04/15/2026(1)(2)	2,585,122
	3,165,000	2.49%, 04/15/2027(1)(2)	3,165,199
	3,890,000	2.58%, 07/25/2026(1)(2)	3,893,590
	3,115,000	3.11%, 07/25/2026(1)(2)	3,122,445
		Nationstar HECM Loan Trust
	424,096	2.24%, 06/25/2026(1)	427,104
	1,275,758	2.98%, 02/25/2026(1)	1,276,293
	3,795,000	Neuberger Berman CLO Ltd. 2.50%, 08/04/2025(1)(2)	3,793,171
		NRZ Advance Receivables Trust
	4,895,000	3.11%, 12/15/2050(1)	4,903,674
	4,425,000	3.21%, 02/15/2051(1)	4,464,382
	1,395,000	Oak Hill Credit Partners X Ltd. 2.29%, 07/20/2026(1)(2)	1,394,297
	4,495,000	Oaktree EIF II Ltd. 2.59%, 02/15/2026(1)(2)	4,495,548
	4,015,000	OCP CLO Ltd. 2.69%, 04/17/2027(1)(2)	4,016,831
	3,020,000	Octagon Investment Partners 30 Ltd. 2.36%, 03/17/2030(1)(2)	3,042,858
	2,385,000	Octagon Investment Partners Ltd. 2.28%, 07/17/2025(1)(2)	2,385,835
	5,829,000	OHA Credit Partners VIII Ltd. 2.15%, 04/20/2025(1)(2)	5,831,116
	6,305,000	OneMain Financial Issuance Trust 4.10%, 03/20/2028(1)	6,455,052
	4,470,000	OZLM Funding Ltd. 2.49%, 04/30/2027(1)(2)	4,474,416
	5,355,000	Race Point CLO Ltd. 2.67%, 04/15/2027(1)(2)	5,357,699
	2,710,000	SBA Tower Trust 2.90%, 10/15/2044(1)(3)	2,725,714

The accompanying notes are an integral part of these financial statements.

167

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Asset-Backed - Finance & Insurance - 13.5% - (continued)
$	3,320,000	Seneca Park CLO Ltd. 2.28%, 07/17/2026(1)(2)	$3,318,479
	3,420,000	Shackleton CLO Ltd. 2.32%, 07/17/2026(1)(2)	3,418,273
		SoFi Consumer Loan Program LLC
	3,164,062	3.05%, 12/26/2025(1)	3,168,307
	2,898,738	3.09%, 10/27/2025(1)	2,902,504
	2,420,484	3.28%, 01/26/2026(1)	2,437,428
		Sound Point CLO Ltd.
	3,765,000	2.26%, 01/21/2026(1)(2)	3,765,000
	2,100,000	2.50%, 01/23/2029(1)(2)	2,106,668
	4,385,000	2.69%, 04/15/2027(1)(2)	4,386,723
	1,410,000	5.76%, 07/15/2025(1)(2)	1,369,629
	3,940,000	Springleaf Funding Trust 2.90%, 11/15/2029(1)	3,963,065
	4,175,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	4,162,003
	4,090,000	Symphony CLO L.P. 2.91%, 01/09/2023(1)(2)	4,089,153
	3,950,000	Symphony CLO Ltd. 2.44%, 07/14/2026(1)(2)	3,951,572
	2,740,000	Thacher Park CLO Ltd. 2.15%, 10/20/2026(1)(2)	2,738,630
	9,732,218	Towd Point Mortgage Trust 2.75%, 10/25/2056(1)(2)	9,721,707
	4,335,000	Treman Park CLO Ltd. 2.53%, 04/20/2027(1)(2)	4,350,680
	2,355,000	Venture CLO Ltd. 2.44%, 07/20/2030(1)(2)(4)	2,355,000
		Voya CLO Ltd.
	1,500,000	2.41%, 04/17/2030(1)(2)	1,500,000
	2,115,000	2.49%, 04/18/2026(1)(2)	2,115,440
	1,545,000	2.58%, 07/25/2026(1)(2)	1,545,496
	4,220,000	2.64%, 04/18/2027(1)(2)	4,221,865
	1,505,000	3.26%, 04/18/2027(1)(2)	1,505,980
	4,650,000	York CLO Ltd. 2.73%, 01/20/2030(1)(2)	4,679,625
	5,625,000	Zais CLO Ltd. 2.69%, 10/15/2028(1)(2)	5,665,967

			288,234,508

		Asset-Backed - Home Equity - 1.4%
		GSAA Home Equity Trust
	1,053,730	1.06%, 12/25/2046(2)	593,989
	5,936,174	1.07%, 02/25/2037(2)	3,134,535
	1,147,827	1.08%, 12/25/2036(2)	571,196
	3,820,143	1.09%, 03/25/2037(2)	2,109,938
	2,430,298	1.17%, 11/25/2036(2)	1,261,640
	819,545	1.21%, 05/25/2047(2)	651,230
	517,401	1.29%, 03/25/2036(2)	363,070
	583,083	5.88%, 09/25/2036(3)	295,103
	1,622,033	5.99%, 06/25/2036(2)	831,744
	165,542	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 1.14%, 06/25/2036(2)	140,604
	1,482,561	Morgan Stanley Mortgage Loan Trust 1.16%, 11/25/2036(2)	617,432
	9,934,769	New Residential Mortgage Loan Trust 4.00%, 02/25/2057(1)(2)	10,226,056
	5,080,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	5,046,365

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Asset-Backed - Home Equity - 1.4% - (continued)
$	779,875	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)	$411,634
		Soundview Home Loan Trust
	3,500,000	1.17%, 07/25/2037(2)	2,602,671
	830,000	1.23%, 07/25/2036(2)	635,240
	1,485,000	1.24%, 11/25/2036(2)	1,177,535

			30,669,982

		Collateralized - Mortgage Obligations - 0.2%
	3,491,000	COLT Funding LLC 2.61%, 05/27/2047	3,490,940

		Commercial Mortgage-Backed Securities - 4.9%
		Banc of America Commercial Mortgage Trust
	1,970,000	3.26%, 09/15/2048(1)(2)	1,196,368
	856,311	5.49%, 02/10/2051	859,510
	25,043	6.04%, 02/10/2051(2)	25,155
	23,992,889	BBCMS Mortgage Trust 1.70%, 02/15/2050(2)(6)	2,696,369
	2,957,000	BBCMS Mortgage Trust 3.67%, 02/15/2050	3,055,980
	510,000	Bear Stearns Commercial Mortgage Securities Trust 5.28%, 10/12/2042(2)	501,954
		Citigroup Commercial Mortgage Trust
	14,430,406	1.20%, 07/10/2047(2)(6)	851,602
	16,260,323	1.30%, 04/10/2048(2)(6)	1,044,207
	32,000	2.77%, 12/10/2045	32,135
	300,000	2.94%, 04/10/2048	297,650
	720,000	3.11%, 04/10/2048(1)	527,093
	570,000	3.33%, 06/10/2046	586,618
	825,000	3.62%, 02/10/2049	854,823
	1,045,000	3.76%, 06/10/2048	1,094,463
	795,000	3.82%, 11/10/2048	834,128
	190,000	3.86%, 05/10/2047	200,523
	415,000	4.57%, 03/10/2047(1)(2)	302,578
	305,000	5.07%, 03/10/2047(1)(2)	265,720
	1,086,800	Commercial Mortgage Loan Trust 6.31%, 12/10/2049(2)	1,095,046
	5,952,437	Commercial Mortgage Pass-Through Certificates 0.97%, 02/10/2047(2)(6)	188,463
	360,000	4.24%, 02/10/2047(2)	387,662
	1,825,000	4.75%, 10/15/2045(1)(2)	1,140,059
	3,230,182	Commercial Mortgage Trust 2.08%, 07/10/2046(1)(2)(6)	163,550
	945,249	2.85%, 10/15/2045	956,943
	525,000	3.10%, 03/10/2046	535,220
	1,025,000	3.21%, 03/10/2046	1,048,159
	1,270,000	3.35%, 02/10/2048	1,288,803
	3,050,000	3.42%, 03/10/2031(1)	3,163,684
	905,000	3.61%, 06/10/2046(2)	944,799
	455,000	3.62%, 07/10/2050	469,735
	1,425,000	3.69%, 08/10/2047	1,479,917
	635,000	3.77%, 02/10/2049	662,664
	900,000	3.80%, 08/10/2047	946,615
	740,000	3.90%, 07/10/2050	778,009
	650,125	3.96%, 03/10/2047	687,479
	860,000	4.02%, 07/10/2045	917,409
	420,000	4.07%, 02/10/2047(2)	448,525
	390,000	4.21%, 08/10/2046	419,958
	660,000	4.21%, 08/10/2046(2)	711,467
	595,000	4.37%, 07/10/2045(2)	644,915

The accompanying notes are an integral part of these financial statements.

168

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Commercial Mortgage-Backed Securities - 4.9% - (continued)
$	805,000	4.73%, 10/15/2045(1)(2)	$348,138
	95,000	Copper Mill 3.29%, 06/01/2029(4)	96,915
	710,037	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	684,062
	43,768,240	CSAIL Commercial Mortgage Trust 1.01%, 06/15/2057(2)(6)	2,151,038
	1,508,309	1.10%, 04/15/2050(2)(6)	81,541
	5,904,778	1.21%, 11/15/2048(2)(6)	358,178
	490,022	3.45%, 08/15/2048	500,838
	670,000	3.50%, 11/15/2049	683,099
	450,000	3.51%, 08/15/2048(2)	335,375
	430,000	3.54%, 11/15/2048	441,591
	2,637,000	3.72%, 08/15/2048	2,744,827
	20,000	3.76%, 11/15/2048	20,893
	3,572,358	DBUBS Mortgage Trust 0.93%, 11/10/2046(1)(2)(6)	71,765
	1,694,207	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	1,865,015
		FREMF Mortgage Trust
	2,495,000	3.07%, 10/25/2047(1)(2)	2,494,365
	1,390,000	3.88%, 02/25/2024(1)(2)	1,380,900
	2,710,000	5.42%, 09/25/2043(1)(2)	2,931,918
	357,377	GE Business Loan Trust 1.99%, 05/15/2034(1)(2)	314,822
	260,000	GE Commercial Mortgage Corp. 5.61%, 12/10/2049(2)	258,564
	26,227,518	GS Mortgage Securities Trust 0.24%, 07/10/2046(2)(6)	144,949
	3,287,466	1.53%, 08/10/2044(1)(2)(6)	156,029
	2,010,000	2.95%, 11/05/2034(1)	2,046,499
	605,000	3.38%, 05/10/2050	617,402
	695,000	3.67%, 04/10/2047(1)	242,041
	450,000	4.07%, 01/10/2047	480,409
	725,000	4.66%, 11/10/2047(1)(2)	613,670
	1,310,000	5.02%, 04/10/2047(1)(2)	1,006,616
	4,850,892	JP Morgan Chase Commercial Mortgage Securities Trust 2.49%, 02/12/2051(2)	4,702,248
	1,325,000	2.73%, 10/15/2045(1)(2)	538,546
	137,293	2.84%, 12/15/2047	138,388
	1,255,954	3.91%, 05/05/2030(1)	1,313,613
	730,000	4.54%, 12/15/2047(1)(2)	559,994
	1,160,000	5.59%, 08/15/2046(1)(2)	1,171,065
	815,446	5.72%, 02/15/2051	824,830
	15,103,507	JPMBB Commercial Mortgage Securities Trust 0.99%, 09/15/2047(2)(6)	519,535
	5,073,605	1.08%, 05/15/2048(2)(6)	194,407
	520,061	3.61%, 05/15/2048	538,093
	520,000	3.78%, 08/15/2047	545,466
	860,000	3.88%, 10/15/2048(1)(2)	643,890
	760,310	LB-UBS Commercial Mortgage Trust 5.86%, 07/15/2040(2)	761,334
	654,606	6.29%, 04/15/2041(2)	671,363
	29,886	Lehman Brothers Small Balance Commercial Mortgage Trust 5.52%, 09/25/2030(1)(2)	29,783

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Commercial Mortgage-Backed Securities - 4.9% - (continued)
$	1,622,640	Merrill Lynch/Countrywide Commercial Mortgage Trust 5.70%, 09/12/2049	$1,633,641
	631,950	5.81%, 06/12/2050(2)	631,692
	4,392,786	Morgan Stanley Bank of America Merrill Lynch Trust 1.26%, 10/15/2048(2)(6)	299,408
	9,569,881	1.29%, 12/15/2047(2)(6)	517,080
	640,000	2.92%, 02/15/2046	645,875
	1,005,000	3.13%, 12/15/2048	1,028,011
	880,000	3.18%, 08/15/2045	906,404
	650,000	3.73%, 05/15/2048	678,172
	730,173	4.26%, 10/15/2046(2)	789,869
	775,000	4.50%, 08/15/2045(1)	534,412
	17,573,140	Morgan Stanley Capital I Trust 0.63%, 09/15/2047(1)(2)(6)	215,935
	495,000	2.78%, 08/15/2049	481,344
	500,000	3.34%, 12/15/2049	507,883
	2,605,000	3.47%, 08/11/2033(1)	2,712,997
	165,000	3.60%, 12/15/2049	170,521
	885,000	5.33%, 07/15/2049(1)(2)	736,641
	425,000	5.41%, 10/12/2052(1)(2)	239,625
	1,083,884	5.57%, 12/15/2044	1,092,980
	291,784	5.81%, 12/12/2049	293,171
	885,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(2)	878,962
	1,200,000	UBS-Barclays Commercial Mortgage Trust 3.09%, 08/10/2049	1,226,038
	910,000	3.19%, 03/10/2046	930,275
	1,005,120	3.24%, 04/10/2046	1,033,366
	12,901,033	Wells Fargo Commercial Mortgage Trust 1.33%, 05/15/2048(2)(6)	825,581
	915,000	2.92%, 10/15/2045	928,122
	295,000	2.94%, 10/15/2049	289,548
	10,000	3.17%, 02/15/2048	10,078
	645,000	3.29%, 05/15/2048	655,641
	810,000	3.41%, 12/15/2047	828,545
	605,000	3.41%, 09/15/2058	619,078
	625,000	3.56%, 01/15/2059	646,083
	760,000	3.64%, 06/15/2048	790,490
	655,000	3.79%, 09/15/2048	684,124
	255,000	4.24%, 05/15/2048(2)	214,719
	430,000	4.37%, 06/15/2048(2)	355,757
		WF-RBS Commercial Mortgage Trust
	2,239,351	1.54%, 03/15/2047(2)(6)	129,703
	870,000	2.87%, 11/15/2045	881,232
	1,170,000	2.88%, 12/15/2045	1,181,987
	1,545,000	3.02%, 11/15/2047(1)	627,420
	305,000	3.07%, 03/15/2045	310,826
	350,000	3.35%, 05/15/2045	357,756
	730,000	3.61%, 11/15/2047	756,648
	740,000	3.72%, 05/15/2047	775,771
	660,281	4.00%, 05/15/2047	703,144
	180,000	4.05%, 03/15/2047	192,125
	745,125	4.10%, 03/15/2047	796,453
	345,000	5.00%, 06/15/2044(1)(2)	281,240
	960,000	5.76%, 04/15/2045(1)(2)	970,078

			103,526,422

The accompanying notes are an integral part of these financial statements.

169

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Other ABS - 0.3%
$	6,265,000	Oaktree EIF II Ltd. 2.28%, 11/15/2025(4)	$6,265,000

		Whole Loan Collateral CMO - 6.9%
		Adjustable Rate Mortgage Trust
	1,300,281	1.49%, 01/25/2036(2)	1,210,210
	210,122	1.51%, 01/25/2036(2)	195,476
	873,690	1.53%, 11/25/2035(2)	810,037
	854,807	4.29%, 11/25/2037(1)(2)	791,240
		Alternative Loan Trust
	2,976,971	1.26%, 01/25/2036(2)	2,657,320
	984,686	1.31%, 11/25/2035(2)	830,440
	182,077	1.39%, 10/25/2036(2)	112,245
	1,674,413	2.01%, 08/25/2035(2)	1,475,937
	862,780	5.75%, 05/25/2036	657,208
	309,662	6.00%, 05/25/2036	246,518
	214,199	6.00%, 12/25/2036	151,215
		American Home Mortgage Assets Trust
	644,983	1.18%, 09/25/2046(2)	530,376
	822,169	1.60%, 10/25/2046(2)	634,603
	1,207,289	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(2)	1,210,440
		Banc of America Funding Trust
	166,651	1.22%, 02/20/2047(2)	156,619
	1,989,461	1.29%, 05/20/2047(2)	1,737,216
	2,567,545	5.77%, 05/25/2037(2)	2,375,232
	101,263	5.85%, 01/25/2037(3)	88,529
		BCAP LLC Trust
	440,479	1.16%, 01/25/2037(2)	381,609
	1,239,887	1.17%, 03/25/2037(2)	1,157,066
		Bear Stearns Adjustable Rate Mortgage Trust
	990,357	2.83%, 10/25/2035(2)	950,776
	591,126	3.23%, 02/25/2036(2)	504,763
		Bear Stearns Alt-A Trust
	200,410	1.31%, 08/25/2036(2)	176,819
	2,694,405	1.49%, 01/25/2036(2)	2,408,022
	1,530,161	Bear Stearns Mortgage Funding Trust 1.17%, 10/25/2036(2)	1,324,474
	806,527	Chase Mortgage Finance Trust 3.20%, 12/25/2035(2)	778,891
		CHL Mortgage Pass-Through Trust
	1,171,829	1.67%, 03/25/2035(2)	1,053,997
	1,049,371	3.01%, 11/20/2035(2)	883,957
	1,873,297	3.15%, 09/25/2047(2)	1,727,568
	454,549	3.17%, 06/20/2035(2)	426,250
	255,776	3.25%, 03/20/2036(2)	226,071
	729,027	3.56%, 04/20/2036(2)	533,029
	1,223,843	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	1,128,004
	2,100,000	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(1)(2)	2,100,544
	968,236	Deutsche Mortgage Sec, Inc. Mortgage Loan Trust 5.66%, 12/25/2033(3)	975,389
		DSLA Mortgage Loan Trust
	228,971	1.35%, 01/19/2045(2)	204,657
	814,694	1.56%, 03/19/2046(2)	729,489
		Fannie Mae Connecticut Avenue Securities
	1,620,000	4.54%, 07/25/2029(2)	1,675,566
	3,190,143	5.34%, 04/25/2029(2)	3,415,335

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Whole Loan Collateral CMO - 6.9% - (continued)
		GMAC Mortgage Corp. Loan Trust
$	764,440	3.41%, 09/19/2035(2)	$693,027
	140,828	3.81%, 04/19/2036(2)	126,088
	1,240,649	GreenPoint Mortgage Funding Trust 2.04%, 10/25/2045(2)	966,173
		GSR Mortgage Loan Trust
	3,959,825	1.29%, 01/25/2037(2)	2,515,056
	265,058	3.30%, 10/25/2035(2)	222,363
	2,416,498	3.50%, 01/25/2036(2)	2,243,316
		HarborView Mortgage Loan Trust
	1,507,892	1.18%, 01/19/2038(2)	1,368,501
	2,819,599	1.23%, 12/19/2036(2)	2,316,888
	828,029	1.69%, 01/19/2035(2)	571,043
	380,802	1.99%, 10/25/2037(2)	356,894
		IndyMac Index Mortgage Loan Trust
	1,554,081	1.18%, 04/25/2037(2)	1,152,897
	647,027	1.23%, 07/25/2035(2)	570,914
	1,295,823	1.27%, 07/25/2035(2)	1,087,846
	709,258	1.28%, 01/25/2036(2)	522,435
	528,835	3.21%, 08/25/2035(2)	423,919
	653,898	3.21%, 01/25/2036(2)	614,186
	2,777,388	3.23%, 03/25/2036(2)	2,471,097
	1,502,061	3.33%, 04/25/2037(2)	952,850
	1,876,152	3.34%, 07/25/2037(2)	1,257,675
		JP Morgan Mortgage Trust
	808,477	3.20%, 09/25/2035(2)	774,177
	210,400	3.36%, 04/25/2037(2)	187,020
	590,800	3.57%, 05/25/2036(2)	543,360
	815,519	Lehman XS Trust 1.20%, 07/25/2046(2)	725,811
		LSTAR Securities Investment Trust
	3,192,077	0.03%, 11/01/2021(1)(2)	3,192,077
	3,767,393	2.98%, 10/01/2020(1)(2)	3,776,812
	1,514,944	2.98%, 09/01/2021(1)(2)	1,515,701
	1,240,000	2.99%, 04/01/2022(1)(2)	1,227,527
	2,308,954	3.00%, 01/01/2022(1)(2)	2,308,954
	4,541,745	3.00%, 02/01/2022(1)(2)	4,530,391
		Luminent Mortgage Trust
	4,302,771	1.18%, 05/25/2046(2)	3,630,759
	468,371	1.19%, 10/25/2046(2)	418,103
	383,773	MASTR Adjustable Rate Mortgages Trust 3.05%, 11/21/2034(2)	391,648
	430,124	Merrill Lynch Mortgage Investors Trust 3.26%, 07/25/2035(2)	351,814
	1,558,635	Morgan Stanley Mortgage Loan Trust 3.42%, 05/25/2036(2)	1,110,525
	6,928,000	Mortgage Repurchase Agreement Financing Trust 2.16%, 06/10/2019(1)(2)	6,929,905
		New Residential Mortgage Loan Trust
	4,891,292	3.75%, 11/26/2035(1)(2)	5,082,928
	4,710,242	3.75%, 11/25/2056(1)(2)	4,885,302
	10,190,000	4.00%, 03/25/2057(1)(2)	10,596,632
	198,082	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.60%, 06/25/2036(2)	161,536
	2,260,304	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	2,127,316
		Residential Accredit Loans, Inc.
	227,321	1.21%, 02/25/2046(2)	103,175
	2,136,237	1.29%, 04/25/2036(2)	1,710,664

The accompanying notes are an integral part of these financial statements.

170

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Whole Loan Collateral CMO - 6.9% - (continued)
$	2,072,490	1.98%, 11/25/2037(2)	$1,641,954
	1,523,786	6.00%, 12/25/2035	1,407,954
		Residential Asset Securitization Trust
	678,751	1.44%, 03/25/2035(2)	587,582
	1,020,640	5.50%, 06/25/2035	902,147
	719,512	Residential Funding Mortgage Securities, Inc. 3.33%, 08/25/2035(2)	543,847
	313,897	Sequoia Mortgage Trust 3.19%, 07/20/2037(2)	263,138
	2,860,171	Springleaf Mortgage Loan Trust 3.52%, 12/25/2065(1)(2)	2,867,458
	473,065	Structured Adjustable Rate Mortgage Loan Trust 1.29%, 09/25/2034(2)	365,748
	556,343	Structured Asset Mortgage Investments II Trust 1.22%, 02/25/2036(2)	472,565
	843,428	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	647,150
		Towd Point Mortgage Trust
	4,355,054	2.25%, 04/25/2056(1)(2)	4,326,200
	1,567,792	2.75%, 04/25/2055(1)(2)	1,574,377
	3,534,113	2.75%, 08/25/2055(1)(2)	3,545,284
	533,651	3.00%, 03/25/2054(1)(2)	536,097
		WaMu Mortgage Pass-Through Certificates Trust
	1,118,049	1.41%, 06/25/2044(2)	1,045,641
	720,990	1.54%, 10/25/2046(2)	632,869
	593,628	1.64%, 07/25/2046(2)	531,340
	504,970	1.66%, 08/25/2046(2)	445,283
	342,400	2.09%, 11/25/2046(2)	310,129
	1,515,609	2.68%, 06/25/2037(2)	1,362,450
	361,313	2.74%, 12/25/2036(2)	330,330
		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
	467,042	1.08%, 02/25/2037(2)	293,756
	224,618	1.15%, 02/25/2037(2)	169,167
	851,750	1.49%, 11/25/2046(2)	700,610
	1,635,912	1.59%, 07/25/2036(2)	1,033,015
	742,483	Wells Fargo Alternative Loan Trust 3.18%, 12/28/2037(2)	681,023
		Wells Fargo Commercial Mortgage Trust
	30,326,240	1.33%, 09/15/2057(2)(6)	1,834,492
	2,115,000	2.88%, 05/15/2048(1)(2)	1,289,999
	1,090,000	3.36%, 09/15/2058(1)	659,054
	675,000	3.84%, 09/15/2058	710,064
	586,501	Wells Fargo Mortgage Backed Securities Trust 3.02%, 09/25/2036(2)	575,350

			147,634,515

		Whole Loan Collateral PAC - 0.0%
	152,943	Alternative Loan Trust 1.49%, 12/25/2035(2)	107,542

		Total Asset & Commercial Mortgage Backed Securities (cost $593,500,953)	$596,019,977

CORPORATE BONDS - 30.5%
		Advertising - 0.0%
$	70,000	Lamar Media Corp. 5.75%, 02/01/2026	$76,213

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Aerospace/Defense - 0.3%
$	2,600,000	Embraer Netherlands Finance B.V. 5.40%, 02/01/2027	$2,704,000
	300,000	L-3 Communications, Inc. 3.85%, 12/15/2026	308,006
		Lockheed Martin Corp.
	955,000	2.50%, 11/23/2020	966,131
	1,535,000	4.70%, 05/15/2046	1,686,709

			5,664,846

		Agriculture - 0.4%
		Altria Group, Inc.
	1,040,000	2.85%, 08/09/2022	1,050,798
	740,000	3.88%, 09/16/2046	697,034
	1,680,000	BAT International Finance plc 2.75%, 06/15/2020(1)	1,700,194
		Imperial Brands Finance plc
	1,345,000	2.05%, 07/20/2018(1)	1,346,771
	760,000	2.95%, 07/21/2020(1)	770,980
	1,855,000	3.75%, 07/21/2022(1)	1,917,402
	1,935,000	Reynolds American, Inc. 3.25%, 06/12/2020	1,994,008

			9,477,187

		Airlines - 0.2%
	195,000	Aircastle Ltd. 5.00%, 04/01/2023	208,162
	3,630,000	Delta Air Lines, Inc. 3.63%, 03/15/2022	3,726,990

			3,935,152

		Apparel - 0.1%
	385,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	383,075
	685,000	William Carter Co. 5.25%, 08/15/2021	707,262

			1,090,337

		Auto Manufacturers - 0.6%
		Ford Motor Co.
	925,000	4.35%, 12/08/2026	947,590
	1,625,000	5.29%, 12/08/2046	1,644,305
	800,000	Ford Motor Credit Co. LLC 4.13%, 08/04/2025	810,937
		General Motors Co.
	1,250,000	6.25%, 10/02/2043	1,365,598
	685,000	6.60%, 04/01/2036	789,634
	845,000	6.75%, 04/01/2046	991,457
		General Motors Financial Co., Inc.
	1,045,000	2.40%, 04/10/2018	1,050,649
	3,150,000	3.50%, 07/10/2019	3,227,484
	1,585,000	3.70%, 05/09/2023	1,592,497

			12,420,151

		Beverages - 1.2%
		Anheuser-Busch InBev Finance, Inc.
	3,725,000	1.90%, 02/01/2019	3,732,793
	605,000	2.15%, 02/01/2019	609,003
	7,160,000	3.30%, 02/01/2023	7,355,812
	480,000	3.65%, 02/01/2026	489,135
	2,905,000	4.70%, 02/01/2036	3,116,353
	6,395,000	4.90%, 02/01/2046	6,986,237

The accompanying notes are an integral part of these financial statements.

171

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Beverages - 1.2% - (continued)
		Anheuser-Busch InBev Worldwide, Inc.
$	1,025,000	2.50%, 07/15/2022	$1,021,732
	1,445,000	3.75%, 07/15/2042	1,344,414

			24,655,479

		Biotechnology - 0.1%
	755,000	Celgene Corp. 4.63%, 05/15/2044	761,875
		Gilead Sciences, Inc.
	530,000	2.50%, 09/01/2023	517,753
	675,000	3.25%, 09/01/2022	694,525

			1,974,153

		Chemicals - 0.1%
		Methanex Corp.
	1,005,000	4.25%, 12/01/2024	1,004,108
	825,000	5.65%, 12/01/2044	796,685
	70,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)	72,712

			1,873,505

		Commercial Banks - 10.0%
EUR	2,415,000	Allied Irish Banks plc 7.38%, 12/03/2020(2)(7)(8)	2,834,535
		Banco Bilbao Vizcaya Argentaria S.A.
	2,200,000	7.00%, 02/19/2019(2)(7)(8)	2,468,353
	800,000	8.88%, 04/14/2021(2)(7)(8)	989,968
$	2,800,000	9.00%, 05/09/2018(2)(7)(8)	2,952,023
		Banco Santander S.A.
EUR	1,600,000	6.25%, 03/12/2019(2)(7)(8)	1,762,435
	700,000	6.25%, 09/11/2021(2)(7)(8)	778,713
		Bank of America Corp.
$	4,875,000	2.50%, 10/21/2022	4,783,462
	2,475,000	2.63%, 04/19/2021	2,477,529
	5,250,000	3.12%, 01/20/2023(2)	5,304,810
	5,285,000	3.71%, 04/24/2028(2)	5,292,272
	2,575,000	4.00%, 01/22/2025	2,598,167
	1,670,000	4.18%, 11/25/2027	1,686,979
	5,805,000	4.20%, 08/26/2024	5,976,712
	545,000	4.44%, 01/20/2048(2)	555,000
	2,235,000	7.75%, 05/14/2038	3,086,365
EUR	800,000	Bank of Ireland 7.38%, 06/18/2020(2)(7)(8)	950,246
$	4,740,000	Barclays Bank plc 6.05%, 12/04/2017(1)	4,855,580
		Barclays plc
	2,300,000	3.68%, 01/10/2023	2,339,953
	1,025,000	7.88%, 03/15/2022(2)(7)(8)	1,099,313
EUR	1,375,000	8.00%, 12/15/2020(2)(7)	1,653,182
$	2,265,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(7)	2,460,469
	2,890,000	Capital One Financial Corp. 3.05%, 03/09/2022	2,897,878
		Capital One NA/Mclean VA
	3,045,000	1.65%, 02/05/2018	3,044,306
	2,200,000	2.35%, 08/17/2018	2,211,814
	374,000	CIT Group, Inc. 5.50%, 02/15/2019(1)	395,038
		Citigroup, Inc.
	1,255,000	1.85%, 11/24/2017	1,257,701
	1,890,000	2.70%, 03/30/2021	1,901,544
	535,000	3.20%, 10/21/2026	517,031

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Commercial Banks - 10.0% - (continued)
$	2,425,000	4.30%, 11/20/2026	$2,468,066
	4,885,000	4.45%, 09/29/2027	4,997,941
	1,820,000	4.60%, 03/09/2026	1,888,053
	794,000	4.65%, 07/30/2045	827,822
	1,285,000	4.75%, 05/18/2046	1,281,943
	3,200,000	Credit Agricole S.A. 8.13%, 12/23/2025(1)(2)(7)	3,531,584
	5,165,000	Credit Suisse Group AG 6.25%, 12/18/2024(1)(2)(7)	5,384,099
		Credit Suisse Group Funding Guernsey Ltd.
	1,225,000	3.13%, 12/10/2020	1,242,056
	565,000	3.80%, 06/09/2023	576,268
		Goldman Sachs Group, Inc.
	460,000	2.00%, 04/25/2019	459,661
	360,000	2.31%, 04/23/2020(2)	365,259
	3,040,000	2.35%, 11/15/2021	2,996,060
	1,725,000	2.38%, 01/22/2018	1,733,551
	560,000	2.60%, 04/23/2020	564,420
	1,695,000	2.75%, 09/15/2020	1,712,320
	2,045,000	2.88%, 02/25/2021	2,068,802
	860,000	4.75%, 10/21/2045	915,721
	2,105,000	5.15%, 05/22/2045	2,223,804
	2,696,000	6.00%, 06/15/2020	2,987,758
	1,410,000	6.25%, 02/01/2041	1,779,091
	1,700,000	6.45%, 05/01/2036	2,043,417
	4,070,000	6.75%, 10/01/2037	5,075,034
		HSBC Holdings plc
	1,125,000	2.95%, 05/25/2021	1,137,128
	5,015,000	3.26%, 03/13/2023(2)	5,074,668
	2,870,000	3.40%, 03/08/2021	2,947,941
	1,125,000	3.60%, 05/25/2023	1,156,140
	2,670,000	4.25%, 08/18/2025	2,727,998
	1,125,000	HSBC USA, Inc. 2.75%, 08/07/2020	1,140,819
	3,825,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(2)(7)	3,772,406
		JP Morgan Chase & Co.
	1,110,000	2.30%, 08/15/2021	1,102,885
	5,745,000	2.40%, 06/07/2021	5,733,504
	1,855,000	2.55%, 10/29/2020	1,869,961
	2,190,000	2.70%, 05/18/2023	2,158,044
	530,000	2.75%, 06/23/2020	538,382
	2,515,000	4.25%, 10/01/2027	2,607,544
	2,800,000	4.35%, 08/15/2021	3,003,837
	1,060,000	6.00%, 01/15/2018	1,092,542
GBP	375,000	Lloyds Banking Group plc 7.00%, 06/27/2019(2)(7)(8)	507,614
		Morgan Stanley
$	595,000	2.13%, 04/25/2018	597,457
	465,000	2.45%, 02/01/2019	468,840
	1,175,000	2.50%, 01/24/2019	1,187,490
	5,205,000	2.50%, 04/21/2021	5,187,381
	1,030,000	2.63%, 11/17/2021	1,027,329
	825,000	3.13%, 07/27/2026	796,033
	1,530,000	3.63%, 01/20/2027	1,534,166
	1,665,000	3.95%, 04/23/2027	1,669,978
	2,710,000	4.00%, 07/23/2025	2,808,498
	460,000	4.35%, 09/08/2026	475,734
	310,000	4.88%, 11/01/2022	337,118
	505,000	7.30%, 05/13/2019	556,860

The accompanying notes are an integral part of these financial statements.

172

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Commercial Banks - 10.0% - (continued)
$	355,000	Radian Group, Inc. 7.00%, 03/15/2021	$395,825
		Royal Bank of Scotland Group plc
	510,000	6.13%, 12/15/2022	549,264
	1,405,000	7.50%, 08/10/2020(2)(7)	1,455,053
	520,000	8.00%, 08/10/2025(2)(7)	539,500
	745,000	8.63%, 08/15/2021(2)(7)	804,228
	2,900,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022(1)	2,917,963
		Santander UK Group Holdings plc
	1,355,000	3.57%, 01/10/2023	1,368,461
GBP	755,000	7.38%, 06/24/2022(2)(7)(8)	1,040,147
		Societe Generale S.A.
$	2,225,000	7.38%, 09/13/2021(1)(2)(7)	2,352,937
	3,040,000	8.25%, 11/29/2018(2)(7)(8)	3,224,589
		UBS Group AG
EUR	800,000	5.75%, 02/19/2022(2)(7)(8)	951,978
$	1,875,000	6.88%, 03/22/2021(2)(7)(8)	1,992,262
	2,765,000	7.13%, 02/19/2020(2)(7)(8)	2,934,356
	2,550,000	UBS Group Funding Jersey Ltd. 2.65%, 02/01/2022(1)	2,513,538
	720,000	UniCredit S.p.A. 8.00%, 06/03/2024(2)(7)(8)	709,020
		Wells Fargo & Co.
	1,190,000	3.00%, 04/22/2026	1,151,145
	955,000	3.00%, 10/23/2026	920,856
	4,340,000	3.07%, 01/24/2023	4,389,728
	1,135,000	4.40%, 06/14/2046	1,108,268
	3,315,000	4.90%, 11/17/2045	3,481,705
	50,000	5.38%, 11/02/2043	55,416
	3,130,000	5.61%, 01/15/2044	3,587,600
	3,885,000	Wells Fargo Bank NA 2.15%, 12/06/2019	3,901,791

			211,818,035

		Commercial Services - 0.2%
	525,000	Cardtronics, Inc. 5.13%, 08/01/2022	535,500
	2,140,000	ERAC USA Finance LLC 2.60%, 12/01/2021(1)	2,115,294
		United Rentals North America, Inc.
	425,000	4.63%, 07/15/2023	441,171
	265,000	5.50%, 07/15/2025	277,171

			3,369,136

		Construction Materials - 0.1%
	140,000	Boise Cascade Co. 5.63%, 09/01/2024(1)	143,850
	291,000	Eagle Materials, Inc. 4.50%, 08/01/2026	289,545
	520,000	Norbord, Inc. 6.25%, 04/15/2023(1)	553,800
		Standard Industries, Inc.
	665,000	5.38%, 11/15/2024(1)	693,263
	695,000	6.00%, 10/15/2025(1)	741,912

			2,422,370

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Diversified Financial Services - 0.7%
$	125,000	Aircastle Ltd. 5.50%, 02/15/2022	$135,363
	4,250,000	American Express Credit Corp. 2.20%, 03/03/2020	4,272,525
	1,905,000	CBOE Holdings, Inc. 3.65%, 01/12/2027	1,923,372
	1,555,000	Intercontinental Exchange, Inc. 2.75%, 12/01/2020	1,581,259
	425,000	Nasdaq, Inc. 3.85%, 06/30/2026	428,617
		Navient Corp.
	975,000	6.50%, 06/15/2022	1,007,906
	275,000	6.63%, 07/26/2021	291,156
	395,000	7.25%, 01/25/2022	420,675
	680,000	7.25%, 09/25/2023	710,600
		Visa, Inc.
	1,740,000	2.80%, 12/14/2022	1,771,762
	2,315,000	4.30%, 12/14/2045	2,477,691

			15,020,926

		Electric - 1.1%
		AES Corp.
	1,170,000	4.88%, 05/15/2023	1,181,700
	275,000	5.50%, 03/15/2024	282,563
	1,350,000	Dominion Resources, Inc. 2.85%, 08/15/2026	1,277,845
	1,260,000	DTE Energy Co. 1.50%, 10/01/2019	1,240,843
	1,145,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,196,625
	545,000	Duke Energy Corp. 2.65%, 09/01/2026	514,949
	1,710,000	Duke Energy Florida LLC 3.40%, 10/01/2046	1,537,651
	1,435,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,520,256
	1,035,000	Electricite de France S.A. 4.95%, 10/13/2045(1)	1,059,823
		Emera U.S. Finance L.P.
	320,000	2.70%, 06/15/2021	320,219
	355,000	4.75%, 06/15/2046	360,026
		Exelon Corp.
	370,000	2.45%, 04/15/2021	367,865
	1,880,000	2.85%, 06/15/2020	1,912,945
	2,000,000	FirstEnergy Corp. 4.25%, 03/15/2023	2,083,218
		Fortis, Inc.
	630,000	2.10%, 10/04/2021(1)	613,192
	1,340,000	3.06%, 10/04/2026(1)	1,268,665
		Great Plains Energy, Inc.
	1,000,000	3.15%, 04/01/2022	1,012,132
	835,000	3.90%, 04/01/2027	843,505
	825,000	NextEra Energy Capital Holdings, Inc. 1.65%, 09/01/2018	822,575
	550,000	NRG Energy, Inc. 7.25%, 05/15/2026	562,375
	495,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	599,497
		Southern Co.
	1,320,000	1.85%, 07/01/2019	1,313,178
	490,000	2.95%, 07/01/2023	487,597
	595,000	4.40%, 07/01/2046	591,932

			22,971,176

The accompanying notes are an integral part of these financial statements.

173

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Electrical Components & Equipment - 0.0%
$	535,000	EnerSys 5.00%, 04/30/2023(1)	$545,031

		Electronics - 0.1%
	1,140,000	Fortive Corp. 2.35%, 06/15/2021(1)	1,128,358

		Engineering & Construction - 0.4%
		SBA Tower Trust
	4,130,000	3.17%, 04/15/2047(1)	4,145,446
	3,435,000	3.60%, 04/15/2043(1)	3,436,338

			7,581,784

		Entertainment - 0.0%
		GLP Capital L.P. / GLP Financing II, Inc.
	15,000	4.38%, 04/15/2021	15,713
	230,000	5.38%, 04/15/2026	242,650
		WMG Acquisition Corp.
	585,000	4.88%, 11/01/2024(1)	592,312
	185,000	5.00%, 08/01/2023(1)	188,237

			1,038,912

		Environmental Control - 0.0%
		Clean Harbors, Inc.
	150,000	5.13%, 06/01/2021	153,624
	775,000	5.25%, 08/01/2020	790,500

			944,124

		Food - 0.5%
		Danone S.A.
	3,000,000	1.69%, 10/30/2019(1)	2,963,577
		Kraft Heinz Foods Co.
	1,205,000	2.00%, 07/02/2018	1,208,041
	815,000	2.80%, 07/02/2020	827,749
	940,000	4.38%, 06/01/2046	894,351
		Kroger Co.
	736,000	1.50%, 09/30/2019	727,324
	190,000	2.65%, 10/15/2026	176,814
	125,000	3.88%, 10/15/2046	113,227
		Lamb Weston Holdings, Inc.
	260,000	4.63%, 11/01/2024(1)	268,450
	260,000	4.88%, 11/01/2026(1)	268,125
		Sigma Alimentos S.A. de C.V.
	740,000	4.13%, 05/02/2026(1)	728,900
		Sysco Corp.
	1,640,000	2.50%, 07/15/2021	1,643,610

			9,820,168

		Forest Products & Paper - 0.0%
		Cascades, Inc.
	125,000	5.50%, 07/15/2022(1)	125,938
	270,000	5.75%, 07/15/2023(1)	274,050
		Clearwater Paper Corp.
	535,000	5.38%, 02/01/2025(1)	526,975

			926,963

		Gas - 0.1%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	365,000	5.63%, 05/20/2024	371,388
	365,000	5.88%, 08/20/2026	370,475
		Southern Co. Gas Capital Corp.
	405,000	2.45%, 10/01/2023	390,739
		Southern Star Central Corp.
	75,000	5.13%, 07/15/2022(1)	75,750

			1,208,352

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Healthcare-Products - 0.3%
		Kinetic Concepts, Inc. / KCI USA, Inc.
$	500,000	7.88%, 02/15/2021(1)	$533,125
		Medtronic, Inc.
	1,125,000	2.50%, 03/15/2020	1,145,520
	1,353,000	4.38%, 03/15/2035	1,431,822
	530,000	4.63%, 03/15/2045	576,532
		Thermo Fisher Scientific, Inc.
	490,000	2.95%, 09/19/2026	469,991
	1,740,000	3.00%, 04/15/2023	1,747,602

			5,904,592

		Healthcare-Services - 0.7%
		Aetna, Inc.
	730,000	2.80%, 06/15/2023	730,422
		Anthem, Inc.
	3,540,000	3.50%, 08/15/2024	3,588,296
	320,000	4.63%, 05/15/2042	326,217
		Community Health Systems, Inc.
	505,000	5.13%, 08/01/2021	500,581
	150,000	6.25%, 03/31/2023	152,625
		HCA, Inc.
	741,000	7.50%, 11/15/2095	729,885
	695,000	LifePoint Health, Inc. 5.88%, 12/01/2023	717,587
	150,000	MEDNAX, Inc. 5.25%, 12/01/2023(1)	153,375
	1,370,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	1,441,925
		UnitedHealth Group, Inc.
	2,345,000	1.70%, 02/15/2019	2,345,108
	1,745,000	3.35%, 07/15/2022	1,821,871
	1,620,000	3.75%, 07/15/2025	1,703,817
	455,000	4.25%, 04/15/2047	469,602
	590,000	4.75%, 07/15/2045	657,470

			15,338,781

		Home Builders - 0.1%
	850,000	CalAtlantic Group, Inc. 5.38%, 10/01/2022	907,375
	515,000	Meritage Homes Corp. 6.00%, 06/01/2025	548,732

			1,456,107

		Household Products/Wares - 0.0%
	280,000	ACCO Brands Corp. 5.25%, 12/15/2024(1)	288,400
		Insurance - 0.2%
	1,050,000	American International Group, Inc. 4.70%, 07/10/2035	1,076,401
		CNO Financial Group, Inc.
	25,000	4.50%, 05/30/2020	25,875
	345,000	5.25%, 05/30/2025	356,212
		Genworth Holdings, Inc.
	10,000	4.80%, 02/15/2024	8,300
	115,000	4.90%, 08/15/2023	96,600
	70,000	7.20%, 02/15/2021	66,325
	50,000	7.63%, 09/24/2021	47,625
	10,000	7.70%, 06/15/2020	9,897
	1,375,000	Marsh & McLennan Cos., Inc. 3.50%, 03/10/2025	1,407,409
	275,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	446,453
	205,000	MGIC Investment Corp. 5.75%, 08/15/2023	219,863

			3,760,960

The accompanying notes are an integral part of these financial statements.

174

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Internet - 0.0%
$	275,000	Netflix, Inc. 4.38%, 11/15/2026(1)	$270,875
	145,000	Symantec Corp. 5.00%, 04/15/2025(1)	149,894

			420,769

		Iron/Steel - 0.1%
	545,000	ArcelorMittal 6.13%, 06/01/2025	611,654
	325,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	343,281
		Vale Overseas Ltd.
	930,000	6.25%, 08/10/2026	1,016,304
	340,000	6.88%, 11/10/2039	368,084

			2,339,323

		IT Services - 0.6%
		Apple, Inc.
	275,000	3.00%, 02/09/2024	280,416
	740,000	3.35%, 02/09/2027	756,868
	1,955,000	3.45%, 02/09/2045	1,779,427
	615,000	3.85%, 08/04/2046	595,989
		Dell International LLC / EMC Corp.
	975,000	3.48%, 06/01/2019(1)	997,228
	770,000	4.42%, 06/15/2021(1)	808,346
	490,000	8.35%, 07/15/2046(1)	634,196
	6,175,000	Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	6,382,820

			12,235,290

		Lodging - 0.0%
	700,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022	721,875

		Machinery - Construction & Mining - 0.0%
	255,000	Oshkosh Corp. 5.38%, 03/01/2025	265,838

		Machinery-Diversified - 0.0%
	240,000	CNH Industrial N.V. 4.50%, 08/15/2023	245,638

		Media - 2.2%
		21st Century Fox America, Inc.
	1,205,000	3.38%, 11/15/2026	1,196,608
	225,000	4.75%, 11/15/2046	228,958
	2,150,000	6.15%, 03/01/2037	2,571,701
	750,000	6.20%, 12/15/2034	906,652
	500,000	Altice US Finance I Corp. 5.50%, 05/15/2026(1)	516,875
	575,000	CBS Corp. 4.00%, 01/15/2026	594,829
		CCO Holdings LLC / CCO Holdings Capital Corp.
	35,000	5.13%, 02/15/2023	36,400
	170,000	5.75%, 09/01/2023	178,500
	570,000	5.75%, 02/15/2026(1)	605,443
		Charter Communications Operating LLC / Charter Communications Operating Capital
	1,100,000	3.58%, 07/23/2020	1,136,632
	3,920,000	4.46%, 07/23/2022	4,163,134
	435,000	4.91%, 07/23/2025	466,210
	3,000,000	6.48%, 10/23/2045	3,523,119
	325,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/2021(1)	349,781

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Media - 2.2% - (continued)
		Comcast Corp.
$	90,000	1.63%, 01/15/2022	$87,402
	5,285,000	2.75%, 03/01/2023	5,305,966
	1,595,000	3.40%, 07/15/2046	1,382,876
	600,000	4.75%, 03/01/2044	636,420
	95,000	5.70%, 07/01/2019	102,796
		Cox Communications, Inc.
	685,000	3.25%, 12/15/2022(1)	676,557
	735,000	3.35%, 09/15/2026(1)	722,264
	1,200,000	3.85%, 02/01/2025(1)	1,203,686
	490,000	4.80%, 02/01/2035(1)	462,786
	510,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	527,212
	755,000	DISH DBS Corp. 5.88%, 11/15/2024	792,750
	1,295,000	Grupo Televisa S.A.B. 6.13%, 01/31/2046	1,407,820
	1,265,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,356,586
	1,379,000	NBCUniversal Media LLC 5.95%, 04/01/2041	1,690,351
	240,000	SFR Group S.A. 7.38%, 05/01/2026(1)	252,300
		Sky plc
	565,000	2.63%, 09/16/2019(1)	566,818
	1,575,000	3.13%, 11/26/2022(1)	1,579,859
		TEGNA, Inc.
	535,000	5.13%, 10/15/2019	548,375
	840,000	5.13%, 07/15/2020	865,200
		Time Warner Cable LLC
	1,175,000	4.50%, 09/15/2042	1,077,753
	2,145,000	8.75%, 02/14/2019	2,386,456
	3,190,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	4,328,243
		Time Warner, Inc.
	1,445,000	6.10%, 07/15/2040	1,636,369
	345,000	6.20%, 03/15/2040	397,236
		Viacom, Inc.
	10,000	3.45%, 10/04/2026	9,607
	719,000	4.38%, 03/15/2043	639,668
	50,000	5.88%, 02/28/2057(2)	51,625
	70,000	6.25%, 02/28/2057(2)	71,838

			47,241,661

		Mining - 0.1%
		Anglo American Capital plc
	240,000	3.63%, 05/14/2020(1)	243,000
	250,000	4.13%, 04/15/2021(1)	255,625
	220,000	4.13%, 09/27/2022(1)	224,400
	200,000	4.88%, 05/14/2025(1)	208,500
	175,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	184,625
	605,000	Rio Tinto Finance USA Ltd. 3.75%, 06/15/2025	630,156
	400,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	463,500

			2,209,806

		Oil & Gas - 2.9%
		Anadarko Petroleum Corp.
	1,990,000	3.45%, 07/15/2024	1,964,506
	810,000	4.50%, 07/15/2044	780,494
	1,540,000	4.85%, 03/15/2021	1,655,623
	20,000	5.55%, 03/15/2026	22,386

The accompanying notes are an integral part of these financial statements.

175

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Oil & Gas - 2.9% - (continued)
$	1,690,000	6.60%, 03/15/2046	$2,081,860
	280,000	6.95%, 06/15/2019	306,664
	185,000	19Antero Resources Corp. 5.63%, 06/01/2023	190,319
	325,000	Apache Corp. 4.25%, 01/15/2044	307,123
		BP Capital Markets plc
	1,345,000	2.11%, 09/16/2021	1,326,420
	710,000	2.52%, 01/15/2020	720,255
	1,915,000	2.75%, 05/10/2023	1,907,261
	1,995,000	Canadian Natural Resources Ltd. 6.25%, 03/15/2038	2,264,662
		Cenovus Energy, Inc.
	255,000	4.25%, 04/15/2027(1)	252,935
	60,000	6.75%, 11/15/2039	67,660
	535,000	Concho Resources, Inc. 5.50%, 04/01/2023	554,728
	2,090,000	ConocoPhillips Co. 4.95%, 03/15/2026	2,336,024
		Continental Resources, Inc.
	25,000	3.80%, 06/01/2024	23,500
	280,000	4.50%, 04/15/2023	275,800
	55,000	4.90%, 06/01/2044	47,713
	250,000	5.00%, 09/15/2022	252,188
		Devon Energy Corp.
	3,500,000	3.25%, 05/15/2022	3,512,600
	775,000	5.00%, 06/15/2045	787,532
	390,000	Devon Financing Co. LLC 7.88%, 09/30/2031	512,206
	45,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(1)	45,113
	1,000,000	EnCana Corp. 3.90%, 11/15/2021	1,027,927
	955,000	EOG Resources, Inc. 4.15%, 01/15/2026	1,006,972
		Hess Corp.
	1,435,000	4.30%, 04/01/2027	1,433,739
	1,155,000	5.60%, 02/15/2041	1,166,698
	645,000	5.80%, 04/01/2047	669,906
	936,000	6.00%, 01/15/2040	972,353
	8,431,000	KazMunayGas National Co. JSC 5.75%, 04/19/2047(1)	8,221,068
	1,945,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,315,139
		Marathon Oil Corp.
	675,000	2.70%, 06/01/2020	673,146
	1,585,000	2.80%, 11/01/2022	1,542,308
	380,000	3.85%, 06/01/2025	377,457
	105,000	5.20%, 06/01/2045	105,577
	75,000	6.60%, 10/01/2037	85,618
	65,000	6.80%, 03/15/2032	75,428
	370,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	365,375
	1,355,000	Petrobras Global Finance B.V. 7.38%, 01/17/2027	1,457,031
		Petroleos Mexicanos
	210,000	4.63%, 09/21/2023	211,218
	1,440,000	5.50%, 02/04/2019	1,506,240
	296,000	5.50%, 06/27/2044	259,740
	690,000	6.38%, 02/04/2021	751,237
	245,000	6.50%, 03/13/2027(1)	265,213
	2,090,000	6.63%, 06/15/2035	2,173,600

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Oil & Gas - 2.9% - (continued)
		Pioneer Natural Resources Co.
$	400,000	3.45%, 01/15/2021	$412,069
	450,000	3.95%, 07/15/2022	474,542
	2,310,000	4.45%, 01/15/2026	2,463,497
		QEP Resources, Inc.
	20,000	5.38%, 10/01/2022	19,750
	25,000	6.80%, 03/01/2020	26,063
		Shell International Finance B.V.
	1,920,000	3.25%, 05/11/2025	1,956,273
	1,800,000	4.38%, 05/11/2045	1,847,990
	170,000	SM Energy Co. 6.13%, 11/15/2022	172,975
	1,855,000	Statoil ASA 3.95%, 05/15/2043	1,818,456
	105,000	Tesoro Corp. 5.13%, 04/01/2024	110,775
		Valero Energy Corp.
	2,455,000	3.40%, 09/15/2026	2,377,650
	315,000	4.90%, 03/15/2045	315,350
	95,000	WPX Energy, Inc. 5.25%, 09/15/2024	92,625

			60,946,577

		Packaging & Containers - 0.1%
	215,000	Crown Americas LLC / Crown Americas Capital Corp. 4.25%, 09/30/2026(1)	210,700
	300,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	321,000
	690,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	719,325

			1,251,025

		Pharmaceuticals - 1.2%
	975,000	AbbVie, Inc. 3.20%, 05/14/2026	950,179
		Actavis Funding SCS
	4,860,000	2.35%, 03/12/2018	4,880,558
	5,225,000	3.00%, 03/12/2020	5,327,462
	256,000	Baxalta, Inc. 3.60%, 06/23/2022	263,358
	855,000	Cardinal Health, Inc. 1.95%, 06/15/2018	856,859
	2,240,000	EMD Finance LLC 2.95%, 03/19/2022(1)	2,265,422
		Mylan N.V.
	1,020,000	3.00%, 12/15/2018	1,034,167
	1,180,000	3.15%, 06/15/2021	1,191,084
	1,170,000	3.75%, 12/15/2020	1,208,266
	195,000	Quintiles IMS, Inc. 4.88%, 05/15/2023(1)	200,362
	1,920,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	1,896,407
		Teva Pharmaceutical Finance Netherlands III B.V.
	3,435,000	1.70%, 07/19/2019	3,400,293
	2,785,000	2.20%, 07/21/2021	2,706,602
		Valeant Pharmaceuticals International, Inc.
	60,000	6.50%, 03/15/2022(1)	61,425
	145,000	7.00%, 03/15/2024(1)	147,900

			26,390,344

The accompanying notes are an integral part of these financial statements.

176

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Pipelines - 1.2%
		DCP Midstream Operating L.P.
$	195,000	2.70%, 04/01/2019	$194,513
	100,000	3.88%, 03/15/2023	97,500
	200,000	4.95%, 04/01/2022	204,624
	100,000	5.60%, 04/01/2044	95,500
	1,278,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	1,440,146
		Energy Transfer Partners L.P.
	120,000	3.60%, 02/01/2023	120,797
	590,000	4.05%, 03/15/2025	589,450
	405,000	5.95%, 10/01/2043	426,585
	925,000	Enterprise Products Operating LLC 3.95%, 02/15/2027	954,437
		Kinder Morgan Energy Partners L.P.
	520,000	5.30%, 09/15/2020	562,171
	180,000	6.50%, 04/01/2020	199,426
	360,000	6.85%, 02/15/2020	401,154
	2,410,000	Kinder Morgan, Inc. 5.05%, 02/15/2046	2,398,116
	555,000	Magellan Midstream Partners L.P. 5.00%, 03/01/2026	617,736
		MPLX L.P.
	1,085,000	4.13%, 03/01/2027	1,099,021
	265,000	5.20%, 03/01/2047	271,339
	465,000	Phillips 66 Partners L.P. 3.55%, 10/01/2026	451,436
		Plains All American Pipeline L.P. / PAA Finance Corp.
	1,845,000	2.85%, 01/31/2023	1,793,707
	1,830,000	3.65%, 06/01/2022	1,852,626
	1,120,000	4.50%, 12/15/2026	1,160,999
		Regency Energy Partners L.P. / Regency Energy Finance Corp.
	1,360,000	4.50%, 11/01/2023	1,415,768
	290,000	5.88%, 03/01/2022	319,350
	690,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028(1)	690,916
		Sunoco Logistics Partners Operations L.P.
	105,000	3.90%, 07/15/2026	104,090
	1,080,000	4.25%, 04/01/2024	1,109,440
		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
	415,000	6.25%, 10/15/2022	445,088
	30,000	6.38%, 05/01/2024	32,775
	1,675,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)	1,640,023
		Williams Cos., Inc.
	295,000	3.70%, 01/15/2023	290,575
	75,000	4.55%, 06/24/2024	76,781
	100,000	7.88%, 09/01/2021	117,125
		Williams Partners L.P.
	3,265,000	3.60%, 03/15/2022	3,341,208
	860,000	4.00%, 11/15/2021	894,100
	1,255,000	4.30%, 03/04/2024	1,303,607

			26,712,129

		Real Estate - 0.1%
	2,230,000	ProLogis L.P. 3.35%, 02/01/2021	2,304,232

		Real Estate Investment Trusts - 0.5%
		American Tower Corp.
	2,160,000	3.40%, 02/15/2019	2,206,442
	550,000	3.45%, 09/15/2021	563,573
	490,000	4.50%, 01/15/2018	499,173

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Real Estate Investment Trusts - 0.5% - (continued)
$	1,635,000	Brandywine Operating Partnership L.P. 3.95%, 02/15/2023	$1,645,876
		Crown Castle International Corp.
	240,000	3.40%, 02/15/2021	244,952
	940,000	3.70%, 06/15/2026	943,231
	95,000	Equinix, Inc. 5.38%, 04/01/2023	98,919
		Kimco Realty Corp.
	2,115,000	3.13%, 06/01/2023	2,103,882
	640,000	3.40%, 11/01/2022	651,564
	1,110,000	Ventas Realty L.P. / Ventas Capital Corp. 3.25%, 08/15/2022	1,123,786

			10,081,398

		Retail - 0.7%
		CVS Health Corp.
	3,010,000	2.80%, 07/20/2020	3,066,754
	1,421,000	3.88%, 07/20/2025	1,478,197
	2,765,000	5.13%, 07/20/2045	3,090,064
		Home Depot, Inc.
	1,460,000	3.50%, 09/15/2056	1,294,783
	260,000	4.20%, 04/01/2043	270,168
	415,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.25%, 06/01/2026(1)	425,375
		Lowe’s Cos., Inc.
	2,675,000	2.50%, 04/15/2026	2,567,928
	2,200,000	3.70%, 04/15/2046	2,069,364
	325,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	324,188
	765,000	Walgreens Boots Alliance, Inc. 2.60%, 06/01/2021	769,422

			15,356,243

		Semiconductors - 0.6%
		Applied Materials, Inc.
	420,000	3.30%, 04/01/2027	426,848
	300,000	4.35%, 04/01/2047	308,057
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	5,555,000	3.00%, 01/15/2022(1)	5,598,929
	3,935,000	3.63%, 01/15/2024(1)	3,992,219
	910,000	Intel Corp. 4.10%, 05/19/2046	919,730
	1,605,000	Lam Research Corp. 2.80%, 06/15/2021	1,621,549
	350,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	357,437
	211,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	228,408

			13,453,177

		Shipbuilding - 0.0%
	100,000	Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025(1)	105,500

		Software - 0.4%
		First Data Corp.
	125,000	5.00%, 01/15/2024(1)	127,844
	695,000	5.38%, 08/15/2023(1)	722,800
		Microsoft Corp.
	2,605,000	1.55%, 08/08/2021	2,553,299
	1,010,000	2.40%, 08/08/2026	967,630
	1,010,000	3.30%, 02/06/2027	1,037,732
	1,720,000	3.70%, 08/08/2046	1,640,047
	1,570,000	3.95%, 08/08/2056	1,485,699

The accompanying notes are an integral part of these financial statements.

177

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Software - 0.4% - (continued)
		MSCI, Inc.
$	360,000	5.25%, 11/15/2024(1)	$381,600
	180,000	5.75%, 08/15/2025(1)	193,950
		Open Text Corp.
	170,000	5.63%, 01/15/2023(1)	178,075
	40,000	5.88%, 06/01/2026(1)	42,700

			9,331,376

		Telecommunications - 1.5%
	340,000	Altice Financing S.A. 6.63%, 02/15/2023(1)	359,975
		AT&T, Inc.
	2,710,000	3.60%, 02/17/2023	2,762,913
	1,545,000	3.80%, 03/15/2022	1,603,347
	835,000	4.50%, 05/15/2035	790,828
	2,790,000	4.75%, 05/15/2046	2,613,429
	155,000	5.80%, 02/15/2019	165,088
	210,000	Frontier Communications Corp. 10.50%, 09/15/2022	211,050
	4,500,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	4,488,840
	455,000	Nokia Oyj 6.63%, 05/15/2039	497,452
	1,305,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	1,425,712
	5,050,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	5,094,187
		Telecom Italia Capital S.A.
	185,000	6.00%, 09/30/2034	189,163
	60,000	6.38%, 11/15/2033	62,879
	215,000	7.72%, 06/04/2038	247,788
	1,485,000	Telefonica Emisiones SAU 4.10%, 03/08/2027	1,523,184
		Verizon Communications, Inc.
	1,445,000	4.13%, 03/16/2027	1,477,580
	1,971,000	4.27%, 01/15/2036	1,843,600
	465,000	4.40%, 11/01/2034	445,043
	2,264,000	4.52%, 09/15/2048	2,082,597
	2,399,000	4.67%, 03/15/2055	2,190,143
	1,700,000	4.81%, 03/15/2039(1)	1,667,470
	50,000	5.50%, 03/16/2047	52,972
	530,000	Wind Acquisition Finance S.A. 4.75%, 07/15/2020(1)	537,950

			32,333,190

		Transportation - 0.8%
		Burlington Northern Santa Fe LLC
	290,000	3.25%, 06/15/2027	295,840
	1,815,000	4.13%, 06/15/2047	1,840,599
	725,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021	906,396
	3,700,000	CSX Corp. 3.25%, 06/01/2027	3,711,422
		FedEx Corp.
	615,000	4.40%, 01/15/2047	608,076
	1,205,000	4.55%, 04/01/2046	1,217,360
	620,000	4.75%, 11/15/2045	645,120
	1,535,000	Norfolk Southern Corp. 2.90%, 06/15/2026	1,493,268
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	3,470,000	2.88%, 07/17/2018(1)	3,511,570
	645,000	3.30%, 04/01/2021(1)	656,848
	270,000	3.38%, 02/01/2022(1)	276,057
	915,000	4.88%, 07/11/2022(1)	995,473

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Transportation - 0.8% - (continued)
$	1,095,000	Ryder System, Inc. 2.55%, 06/01/2019	$1,105,349

			17,263,378

		Total Corporate Bonds (cost $636,731,793)	$647,919,967

FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
		Argentina - 0.4%
		Argentina Treasury Bill
$	1,463,254	2.56%, 07/14/2017	$1,455,932
	1,711,419	2.63%, 05/26/2017	1,708,042
	3,101,905	3.18%, 12/15/2017	3,046,064
	3,127,782	3.34%, 04/27/2018	3,030,183

			9,240,221

		Kuwait - 0.4%
		Kuwait International Government Bond
	4,275,000	2.75%, 03/20/2022(1)	4,313,475
	2,865,000	3.50%, 03/20/2027(1)	2,929,755

			7,243,230

		Mexico- 0.5%
MXN	74,996,800	Mexican Bonos 5.00%, 12/11/2019	3,811,978
	73,645,761	Mexican Udibonos 4.00%, 11/08/2046(9)	4,073,446
		Mexico Government International Bond
$	880,000	4.15%, 03/28/2027	904,596
	2,556,000	5.75%, 10/12/2110	2,600,730

			11,390,750

		Oman - 0.3%
		Oman Government International Bond
	4,345,000	5.38%, 03/08/2027(1)	4,533,312
	1,850,000	6.50%, 03/08/2047(1)	1,992,809

			6,526,121

		South Africa - 0.2%
ZAR	23,905,000	Republic of South Africa Government Bond 6.25%, 03/31/2036	1,291,572
	41,361,401	South Africa Government Bond—CPI Linked 2.00%, 01/31/2025(9)	3,027,325

			4,318,897

		Turkey - 0.3%
$	6,358,000	Turkey Government International Bond 4.88%, 04/16/2043	5,746,043

		Venezuela - 0.0%
	656,000	Venezuela Government International Bond 7.75%, 10/13/2019(8)	394,715

		Total Foreign Government Obligations (cost $44,196,545)	$44,859,977

MUNICIPAL BONDS - 1.1%
		Development - 0.1%
		California State, GO Taxable
$	1,300,000	7.50%, 04/01/2034	$1,841,047
	685,000	7.60%, 11/01/2040	1,028,787
	80,000	7.63%, 03/01/2040	118,277

			2,988,111

The accompanying notes are an integral part of these financial statements.

178

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 1.1% - (continued)
		General - 0.4%
$	2,705,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	$3,380,087
		Puerto Rico Commonwealth Government Employees Retirement System
	5,400,000	6.15%, 07/01/2038	2,308,500
	1,225,000	6.20%, 07/01/2039	523,687
	3,350,000	6.30%, 07/01/2043	1,432,125
	975,000	6.55%, 07/01/2058	416,813

			8,061,212

		General Obligation - 0.5%
	4,435,000	California State, GO Taxable 7.55%, 04/01/2039	6,544,552
	4,080,000	City of Chicago, IL, GO 7.05%, 01/01/2029	4,177,308
	765,000	Illinois State, GO 5.10%, 06/01/2033	687,016

			11,408,876

		Utility - Electric - 0.1%
	1,285,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	1,512,869

		Total Municipal Bonds (cost $23,659,187)	$23,971,068

SENIOR FLOATING RATE INTERESTS - 4.3%(10)
		Advertising - 0.0%
$	470,456	Acosta Holdco, Inc. 4.25%, 09/26/2021	$437,327

		Aerospace/Defense - 0.1%
		TransDigm, Inc.
	500,387	3.99%, 06/09/2023	499,692
	1,471,442	4.04%, 05/14/2022	1,469,426

			1,969,118

		Agriculture - 0.0%
	285,035	Pinnacle Operating Corp. 8.25%, 11/15/2021	265,319

		Airlines - 0.0%
	435,663	Delta Air Lines, Inc. 3.49%, 10/18/2018	438,695

		Auto Manufacturers - 0.0%
	606,765	Jaguar Holding Co. 4.33%, 08/18/2022	609,799

		Auto Parts & Equipment - 0.0%
	430,000	USI, Inc. 0.00%, 03/30/2024(11)	428,121

		Chemicals - 0.1%
	155,000	Alpha 3 B.V. 4.15%, 01/31/2024	155,775
	600,914	Chemours Co. 3.49%, 05/12/2022	605,048
	91,204	Huntsman International LLC 3.99%, 04/19/2019	91,592
	426,315	Ineos U.S. Finance LLC 3.74%, 03/31/2022	429,781
	219,077	Minerals Technologies, Inc. 3.30%, 02/14/2024	220,173
	456,556	Nexeo Solutions LLC 4.88%, 06/09/2023	461,121

			1,963,490

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
		Coal - 0.1%
$	306,983	Ascent Resources - Marcellus LLC 5.28%, 08/04/2020	$213,608
	835,000	Foresight Energy LLC 0.00%, 03/10/2024(11)	806,034
	355,000	Peabody Energy Corp. 0.00%, 03/31/2022(11)	355,887

			1,375,529

		Commercial Services - 0.2%
	655,000	Aramark Services, Inc. 2.99%, 03/28/2024	660,115
	155,000	Capital Automotive L.P. 7.00%, 03/24/2025	158,100
	309,225	DigitalGlobe, Inc. 3.74%, 01/15/2024	310,385
	240,000	Global Payments, Inc. 0.00%, 04/22/2023(11)	240,780
	198,000	KAR Auction Services, Inc. 4.50%, 03/09/2023	199,485
	350,158	ON Assignment, Inc. 3.24%, 06/03/2022	352,567
	473,813	Quikrete Holdings, Inc. 4.24%, 11/15/2023	474,504
	516,100	Russell Investment Group 6.75%, 06/01/2023	521,586
	441,614	ServiceMaster Co. 3.48%, 11/08/2023	446,309
	399,000	Xerox Business Services LLC 4.99%, 12/07/2023	405,651

			3,769,482

		Construction Materials - 0.1%
	1,004,938	American Builders & Contractors Supply Co., Inc. 3.74%, 10/31/2023	1,010,796

		Distribution/Wholesale - 0.0%
	638,460	Univar, Inc. 3.74%, 07/01/2022	640,056

		Diversified Financial Services - 0.1%
	500,000	AlixPartners LLP 4.15%, 07/28/2022	504,105
	432,825	Camelot UK Holdco Ltd. 4.50%, 10/03/2023	434,773
	264,338	RP Crown Parent LLC 4.50%, 10/12/2023	266,264
		Telenet International Finance S.a.r.l.
	680,000	0.00%, 03/31/2025(11)	681,700
	1,120,000	3.97%, 01/31/2025	1,121,579

			3,008,421

		Electric - 0.1%
	991,618	Calpine Construction Finance Co., L.P. 3.49%, 01/31/2022	991,311
	893,231	Calpine Corp. 3.90%, 05/31/2023	896,027
	330,000	Chief Exploration & Development LLC 7.93%, 05/16/2021	316,800
	280,000	Energy Future Intermediate Holding Co. LLC 4.30%, 06/30/2017	281,350
	235,000	Helix Gen Funding LLC 0.00%, 02/23/2024(11)	237,115
	596,733	Seadrill Partners Finco LLC 4.15%, 02/21/2021	401,303

			3,123,906

The accompanying notes are an integral part of these financial statements.

179

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
		Energy-Alternate Sources - 0.0%
		TEX Operations Co. LLC
$	115,000	3.74%, 08/04/2023	$114,748
	498,750	3.75%, 08/04/2023	497,658

			612,406

		Entertainment - 0.1%
		Eldorado Resorts LLC
	660,000	0.00%, 03/13/2024(11)	658,350
	309,488	6.25%, 07/23/2022	308,135
	207,778	Scientific Games International, Inc. 4.99%, 10/01/2021	210,797

			1,177,282

		Food - 0.1%
		Albertsons LLC
	847,200	3.99%, 08/22/2021	849,937
	357,307	4.40%, 12/22/2022	358,825
	268,846	B&G Foods, Inc. 3.24%, 11/02/2022	271,198
	556,771	Hostess Brands LLC 4.00%, 08/03/2022	561,298

			2,041,258

		Healthcare-Products - 0.1%
	569,207	Alere, Inc. 4.25%, 06/18/2022	571,814
	285,000	Kinetic Concepts, Inc. 4.40%, 02/02/2024	286,157
	223,875	Revlon Consumer Products Corp. 4.49%, 09/07/2023	224,101
	530,650	Sterigenics-Nordion Holdings LLC 4.15%, 05/15/2022	529,323

			1,611,395

		Healthcare-Services - 0.3%
	429,562	Acadia Healthcare Co., Inc. 3.98%, 02/16/2023	429,562
	992,092	American Renal Holdings, Inc. 4.75%, 09/20/2019	997,678
	185,250	CDRH Parent, Inc. 5.32%, 07/01/2021	162,094
		Community Health Systems, Inc.
	202,503	3.80%, 12/31/2019	201,666
	468,322	4.05%, 01/27/2021	465,198
	743,861	Envision Healthcare Corp. 4.15%, 12/01/2023	750,741
	213,925	Genoa, a QoL Healthcare Co. LLC 4.90%, 10/28/2023	214,817
	708,225	inVentiv Health, Inc. 4.80%, 11/09/2023	711,865
	965,329	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	977,569
	286,165	Opal Acquisition, Inc. 5.15%, 11/27/2020	268,995
	276,927	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	275,429
	254,152	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	255,423
	823,565	U.S. Renal Care, Inc. 5.40%, 12/31/2022	780,328

			6,491,365

		Holding Companies-Diversified - 0.0%
	160,000	PSAV Holdings LLC 0.00%, 04/21/2024(11)	159,600

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
		Household Products - 0.0%
$	134,849	Prestige Brands, Inc. 3.74%, 01/26/2024	$136,063

		Household Products/Wares - 0.0%
	335,000	Galleria Co. 4.00%, 09/29/2023	337,234

		Insurance - 0.4%
		Asurion LLC
	1,374,870	4.25%, 08/04/2022	1,383,174
	357,714	4.75%, 11/03/2023	360,397
	1,430,000	8.50%, 03/03/2021	1,450,849
	919,188	Evertec Group LLC 3.49%, 04/17/2020	916,320
	139,640	HUB International Ltd. 4.04%, 10/02/2020	140,294
		Sedgwick Claims Management Services, Inc.
	1,696,284	3.75%, 03/01/2021	1,696,708
	580,000	6.75%, 02/28/2022	580,481
	991,402	USI, Inc. 4.25%, 12/27/2019	986,445

			7,514,668

		Internet - 0.0%
	310,155	Lands’ End, Inc. 4.25%, 04/04/2021	255,360

		IT Services - 0.1%
	160,000	Gartner, Inc. 0.00%, 04/05/2024(11)	161,101
	890,000	Tempo Acquisition LLC 0.00%, 03/15/2024(11)	889,332

			1,050,433

		Leisure Time - 0.2%
	623,438	Boyd Gaming Corp. 3.45%, 09/15/2023	625,844
		Delta 2 (LUX) S.a.r.l.
	2,125,000	4.57%, 02/01/2024	2,127,125
	703,500	8.07%, 07/29/2022	709,656

			3,462,625

		Lodging - 0.2%
		Caesars Entertainment Operating Co.
	615,000	0.00%, 03/31/2024(11)	611,310
	1,978,834	1.50%, 03/01/2022(12)	2,302,037
	325,788	Caesars Growth Properties Holdings LLC 3.75%, 05/08/2021	327,416
	155,000	Station Casinos LLC 0.00%, 06/08/2023(11)	154,859

			3,395,622

		Machinery-Construction & Mining - 0.2%
	1,074,482	American Rock Salt Holdings LLC 4.90%, 05/20/2021	1,074,482
	1,599,052	Headwaters, Inc. 4.00%, 03/24/2022	1,601,450
	451,772	Neff Rental LLC 7.54%, 06/09/2021	451,772

			3,127,704

		Machinery-Diversified - 0.0%
	671,782	Gates Global LLC 4.41%, 04/01/2024	$674,805

The accompanying notes are an integral part of these financial statements.

180

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
		Media - 0.3%
$	461,104	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	$449,770
	763,850	AVSC Holding Corp. 4.54%, 01/24/2021	762,262
		Charter Communications Operating LLC
	1,328,250	3.00%, 07/01/2020	1,334,891
	476,438	3.00%, 01/03/2021	478,405
	360,000	Numericable Group S.A. 0.00%, 06/21/2025(11)	358,099
	543,270	Numericable U.S. LLC 4.42%, 01/14/2025	543,678
	762,437	Tribune Media Co. 3.99%, 01/27/2024	766,729
	920,000	UPC Financing Partnership 3.74%, 04/15/2025	922,880
	539,782	Virgin Media Bristol LLC 3.74%, 01/31/2025	541,682

			6,158,396

		Metal Fabricate/Hardware - 0.0%
	719,007	Rexnord LLC 3.89%, 08/21/2023	721,193

		Oil & Gas - 0.1%
	485,000	California Resources Corp. 11.38%, 12/31/2021	532,894
	380,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	410,282
	253,500	Drillships Ocean Ventures, Inc. 7.50%, 07/25/2021	235,015
	646,774	Fieldwood Energy LLC 3.88%, 10/01/2018	630,068

			1,808,259

		Packaging & Containers - 0.2%
		Berry Plastics Group, Inc.
	1,270,446	3.24%, 02/08/2020	1,277,536
	426,194	3.51%, 10/01/2022	428,858
	410,000	Flex Acquisition Co., Inc. 4.40%, 12/29/2023	411,796
	144,638	Proampac PG Borrower LLC 5.04%, 11/18/2023	146,662
	2,305,733	Reynolds Group Holdings, Inc. 3.99%, 02/05/2023	2,317,123
	399,306	Signode Industrial Group U.S., Inc. 3.81%, 05/01/2021	400,803

			4,982,778

		Pharmaceuticals - 0.1%
	705,000	Endo Luxembourg Finance Co. I S.a r.l. 0.00%, 04/05/2024(11)	710,288
	528,142	Valeant Pharmaceuticals International, Inc. 5.74%, 04/01/2022	531,168

			1,241,456

		Pipelines - 0.0%
	355,200	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	327,672

		Real Estate - 0.1%
		DTZ U.S. Borrower LLC
	1,064,271	4.34%, 11/04/2021	1,068,113
	20,000	9.42%, 11/04/2022	19,900

			1,088,013

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
		REITS - 0.0%
$	497,836	MGM Growth Properties Operating Partnership L.P. 3.49%, 04/25/2023	$498,727

		Retail - 0.2%
	424,116	B.C. Unlimited Liability Co. 3.31%, 02/16/2024	424,222
		Bass Pro Group LLC
	392,000	4.24%, 06/05/2020	391,185
	1,045,000	6.15%, 12/16/2023	1,016,848
	923,025	Harbor Freight Tools USA, Inc. 4.24%, 08/19/2023	920,145
	467,860	Michaels Stores, Inc. 3.75%, 01/30/2023	466,835
	666,910	Neiman Marcus Group Ltd. LLC 4.25%, 10/25/2020	531,307
	614,753	Party City Holdings, Inc. 4.17%, 08/19/2022	614,071
	115,000	Rite Aid Corp. 5.75%, 08/21/2020	115,179
	446,103	U.S. Foods, Inc. 3.74%, 06/27/2023	449,966

			4,929,758

		Semiconductors - 0.0%
	514,394	ON Semiconductor Corp. 3.24%, 03/31/2023	516,565

		Software - 0.5%
	650,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	651,710
	696,504	Dell, Inc. 3.50%, 09/07/2023	698,956
	155,341	Epicor Software Corp. 4.75%, 06/01/2022	155,099
		First Data Corp.
	2,901,842	3.49%, 04/26/2024	2,900,623
	692,283	3.99%, 07/10/2022	695,917
	780,000	Go Daddy Operating Co. LLC 3.49%, 02/15/2024	783,026
	554,910	Hyland Software, Inc. 4.24%, 07/01/2022	558,240
	742,533	Infor U.S., Inc. 3.90%, 02/01/2022	740,795
	72,873	MA FinanceCo LLC 0.00%, 04/18/2024(11)	73,078
	485,000	Misys Europe S.A. 0.00%, 04/27/2024(11)	488,337
	492,127	Seattle Spinco, Inc. 0.00%, 04/30/2024(11)	493,510
	649,461	SS&C Technologies, Inc. 3.24%, 07/08/2022	653,929
	715,652	Verint Systems, Inc. 3.76%, 09/06/2019	718,930
	1,771,613	WEX, Inc. 4.49%, 07/01/2023	1,788,779

			11,400,929

		Telecommunications - 0.2%
	1,265,000	Level 3 Financing, Inc. 3.24%, 02/22/2024	1,268,618
	513,252	LTS Buyer LLC 4.40%, 04/13/2020	514,628

The accompanying notes are an integral part of these financial statements.

181

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount				Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
			Telecommunications - 0.2% - (continued)
$		1,420,000	Sprint Communications, Inc. 3.50%, 02/02/2024	$1,420,894
		747,989	Univision Communications, Inc. 3.75%, 03/15/2024	742,730
		318,158	Zayo Group LLC 3.50%, 01/19/2024	320,166

				4,267,036

			Trucking & Leasing - 0.1%
		985,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.74%, 03/20/2022	999,342
		495,498	Consolidated Container Co. LLC 5.00%, 07/03/2019	495,498

				1,494,840

			Total Senior Floating Rate Interests (cost $90,651,290)	$90,523,501

U.S. GOVERNMENT AGENCIES - 38.3%
			FHLMC - 14.8%
	$	138,926	0.00%, 11/15/2036(5)(13)	$131,424
		26,526,041	0.30%, 10/25/2020(2)(6)	152,657
		12,765,895	2.12%, 08/25/2018(2)(6)	237,881
		1,605,891	2.50%, 12/15/2026(6)	108,216
		1,442,685	2.50%, 03/15/2028(6)	122,475
		13,595,000	2.50%, 05/01/2032(4)(14)	13,682,889
		3,391,949	3.00%, 03/15/2028(6)	291,328
		1,768,616	3.00%, 08/01/2029	1,824,619
		7,090,000	3.00%, 05/01/2032(4)(14)	7,297,438
		1,475,183	3.00%, 05/15/2032(6)	126,369
		808,652	3.00%, 03/15/2033(6)	105,021
		5,368,405	3.00%, 11/01/2036	5,469,317
		4,582,229	3.00%, 01/01/2037	4,658,429
		3,048,981	3.00%, 06/15/2041	3,133,973
		6,829,897	3.00%, 07/15/2041	6,997,242
		8,467,419	3.00%, 11/01/2046	8,473,277
		43,521,401	3.00%, 12/01/2046	43,494,728
		15,475,000	3.00%, 05/01/2047(4)(14)	15,453,239
		1,909,135	3.50%, 06/15/2026(6)	156,760
		629,044	3.50%, 09/15/2026(6)	66,877
		1,095,877	3.50%, 03/15/2027(6)	110,600
		4,400,000	3.50%, 05/01/2032(4)(14)	4,602,125
		3,362,418	3.50%, 08/01/2034	3,508,849
		4,393,470	3.50%, 03/15/2041(6)	553,449
		1,354,701	3.50%, 06/01/2046	1,394,199
		58,945,000	3.50%, 05/01/2047(4)(14)	60,609,736
		37,400,000	3.50%, 06/01/2047(4)(14)	38,374,446
		3,485,614	4.00%, 08/01/2025	3,666,266
		651,977	4.00%, 08/15/2026(6)	62,270
		3,749,736	4.00%, 07/15/2027(6)	409,742
		2,740,362	4.00%, 03/15/2028(6)	295,397
		1,043,008	4.00%, 06/15/2028(6)	118,954
		3,174,052	4.00%, 05/01/2042	3,354,857
		889,213	4.00%, 08/01/2042	942,995
		1,294,704	4.00%, 09/01/2042	1,373,012
		329,710	4.00%, 07/01/2044	348,820
		2,473,766	4.00%, 01/01/2046	2,606,219
		1,368,029	4.00%, 02/01/2046	1,441,278
		10,946,160	4.00%, 01/01/2047(4)	11,615,920
		7,420,000	4.00%, 05/01/2047(4)(14)	7,810,709

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 38.3% - (continued)
		FHLMC - 14.8% - (continued)
$	7,300,000	4.00%, 06/01/2047(4)(14)	$7,668,421
	598,553	4.50%, 02/01/2039	644,483
	995,070	4.50%, 03/15/2041	1,129,585
	6,069,475	4.50%, 05/01/2042	6,550,967
	955,607	4.50%, 09/01/2044	1,028,313
	13,350,000	4.50%, 05/01/2047(4)(14)	14,354,351
	9,900,000	4.50%, 06/01/2047(4)(14)	10,623,144
	2,625,222	4.75%, 07/15/2039	2,833,170
	1,350,744	5.00%, 09/15/2033(6)	292,358
	5,825,000	5.00%, 05/01/2047(4)(14)	6,363,585
	13,629	5.50%, 11/01/2037	15,117
	1,459	5.50%, 02/01/2038	1,646
	62,341	5.50%, 04/01/2038	69,132
	57,002	5.50%, 06/01/2038	63,220
	3,325,079	5.50%, 08/01/2038	3,687,331
	166,853	5.50%, 05/01/2040	185,098
	692,092	5.50%, 08/01/2040	767,919
	630,857	5.50%, 06/01/2041	699,904
	282,651	6.00%, 01/01/2023	305,221
	71,370	6.00%, 11/01/2032	81,719
	147,875	6.00%, 11/01/2033	169,020
	121,687	6.00%, 02/01/2034	139,016
	186,606	6.00%, 07/01/2034	213,202
	61,437	6.00%, 08/01/2034	70,143
	84,430	6.00%, 09/01/2034	96,450
	36,857	6.00%, 01/01/2035	41,890
	50,502	6.00%, 03/01/2035	57,642
	48,164	6.00%, 05/01/2038	54,468
	326,077	6.00%, 06/01/2038	371,599
	823,803	6.00%, 05/15/2039	920,645
	890,546	6.50%, 07/15/2036	1,000,861

			$315,683,622

		FNMA - 15.7%
	138,909	0.00%, 03/25/2036(5)(13)	111,552
	1,172,155	0.00%, 06/25/2036(5)(13)	1,040,991
	4,133,560	1.83%, 04/25/2055(2)(6)	217,087
	4,595,084	1.86%, 05/25/2046(2)(6)	238,952
	2,516,518	2.01%, 06/25/2055(2)(6)	145,199
	4,365,729	2.02%, 08/25/2044(2)(6)	243,772
	909,294	2.50%, 06/25/2028(6)	76,373
	24,105,000	2.50%, 05/01/2032(4)(14)	24,243,416
	511,490	2.50%, 01/01/2043	494,513
	2,738,408	2.50%, 02/01/2043	2,647,511
	2,071,189	2.50%, 03/01/2043	2,002,440
	1,290,993	2.50%, 04/01/2043	1,248,140
	509,560	2.50%, 06/01/2043	492,069
	847,540	2.50%, 08/01/2043	818,266
	27,744	2.50%, 06/01/2046	26,711
	867,375	2.50%, 10/01/2046	835,071
	31,712,313	2.50%, 11/01/2046	30,531,305
	14,931,244	2.50%, 12/01/2046	14,375,155
	8,935,545	2.50%, 01/01/2047	8,603,736
	4,225,000	2.65%, 06/01/2025	4,224,091
	2,177,337	2.82%, 07/01/2025	2,213,499
	1,850,000	2.84%, 12/01/2025	1,866,350
	3,900,000	2.93%, 01/01/2027	3,930,442
	839,172	3.00%, 09/25/2027(6)	76,955
	5,684,374	3.00%, 01/25/2028(6)	531,042
	2,571,599	3.00%, 04/25/2028(6)	239,939
	1,227,121	3.00%, 01/01/2030	1,263,403
	41,369,000	3.00%, 05/01/2032(4)(14)	42,555,128
	4,651,755	3.00%, 03/01/2037	4,727,373
	850,000	3.00%, 05/01/2047(4)(14)	849,004
	1,513,462	3.02%, 03/01/2027	1,535,433
	7,175,317	3.11%, 04/01/2027	7,308,610
	3,065,000	3.15%, 04/01/2027	3,136,633
	2,315,000	3.16%, 04/01/2027	2,369,337

The accompanying notes are an integral part of these financial statements.

182

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 38.3% - (continued)
		FNMA - 15.7% - (continued)
$	2,534,990	3.21%, 01/01/2027	$2,606,521
	2,895,125	3.23%, 04/01/2027	2,979,370
	259,775	3.24%, 12/01/2026	267,836
	672,537	3.30%, 12/01/2026	696,529
	251,177	3.34%, 04/01/2024	264,004
	559,963	3.41%, 11/01/2024	587,457
	637,626	3.47%, 01/01/2024	674,141
	1,625,439	3.50%, 10/25/2027(6)	190,649
	1,423,067	3.50%, 05/25/2030(6)	189,766
	554,360	3.50%, 08/25/2030(6)	67,874
	3,990,000	3.50%, 05/01/2032(4)(14)	4,169,815
	1,002,246	3.50%, 09/25/2035(6)	153,204
	1,987,723	3.50%, 10/01/2044	2,054,420
	2,230,331	3.50%, 02/01/2045	2,295,438
	4,067,428	3.50%, 01/01/2046	4,186,164
	5,032,234	3.50%, 02/01/2046	5,179,133
	3,999,364	3.50%, 09/01/2046	4,116,112
	1,734,719	3.50%, 10/01/2046	1,785,358
	1,373,389	3.50%, 11/01/2046	1,419,909
	29,300,000	3.50%, 05/01/2047(4)(14)	30,127,496
	17,700,000	3.50%, 06/01/2047(4)(14)	18,162,551
	70,000	3.70%, 10/01/2023	74,705
	95,000	3.76%, 03/01/2024	101,630
	5,750,000	3.77%, 12/01/2025	6,179,477
	140,000	3.86%, 12/01/2025	150,459
	232,410	3.87%, 10/01/2025	250,943
	305,758	3.89%, 05/01/2030	323,256
	134,344	3.96%, 05/01/2034	142,437
	83,937	3.97%, 05/01/2029	90,841
	1,025,232	4.00%, 06/01/2025	1,083,122
	4,008,200	4.00%, 10/01/2040	4,235,558
	1,661,939	4.00%, 11/01/2040	1,756,218
	1,225,376	4.00%, 12/01/2040	1,295,007
	607,261	4.00%, 02/01/2041	642,158
	1,418,258	4.00%, 03/01/2041	1,499,126
	662,357	4.00%, 03/25/2042(6)	92,805
	4,003,292	4.00%, 05/25/2042(6)	624,016
	542,779	4.00%, 08/01/2042	573,217
	1,317,116	4.00%, 09/01/2042	1,389,801
	380,645	4.00%, 11/25/2042(6)	51,816
	331,321	4.00%, 03/01/2045	349,187
	1,481,788	4.00%, 07/01/2045	1,573,505
	2,531,556	4.00%, 02/01/2046	2,668,063
	2,798,009	4.00%, 05/01/2046	2,948,885
	1,495,231	4.00%, 06/01/2046	1,575,857
	1,555,084	4.00%, 04/01/2047	1,652,804
	14,565,000	4.00%, 05/01/2047(4)(14)	15,338,766
	17,100,000	4.00%, 06/01/2047(4)(14)	17,971,031
	194,449	4.06%, 10/01/2028	213,088
	541,738	4.50%, 08/01/2024	573,329
	51,006	4.50%, 04/01/2025	53,963
	824,554	4.50%, 07/25/2027(6)	85,891
	1,172,385	4.50%, 09/01/2035	1,266,716
	302,633	4.50%, 08/01/2040	328,210
	3,445,671	4.50%, 10/01/2040	3,719,025
	1,545,443	4.50%, 10/01/2041	1,667,832
	1,346,221	4.50%, 09/01/2043	1,453,284
	5,091	5.00%, 04/01/2018	5,229
	13,768	5.00%, 05/01/2018	14,142
	90,980	5.00%, 06/01/2018	93,449
	6,794	5.00%, 07/01/2018	6,978
	35,940	5.00%, 12/01/2019	37,188
	213,478	5.00%, 01/01/2022	221,244
	416,082	5.00%, 04/25/2038	448,003
	485,727	5.46%, 05/25/2042(2)(6)	54,911
	3,661	5.50%, 11/01/2018	3,697
	50,080	5.50%, 08/01/2019	51,463
	47,901	5.50%, 09/01/2019	49,143
	55,452	5.50%, 10/01/2019	56,787

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 38.3% - (continued)
		FNMA - 15.7% - (continued)
$	9,940	5.50%, 05/01/2020	$10,286
	495,221	5.50%, 06/01/2022	523,076
	216,579	5.50%, 06/01/2033	242,502
	836,098	5.50%, 07/01/2033	935,456
	63,309	5.50%, 08/01/2033	70,482
	2,933,292	5.50%, 11/01/2035	3,285,480
	760,128	5.50%, 04/01/2036	849,848
	626,201	5.50%, 04/25/2037	698,060
	1,251,305	5.50%, 11/01/2037	1,393,919
	1,629,417	5.50%, 06/25/2042(6)	346,838
	16,334	6.00%, 11/01/2031	18,495
	191,982	6.00%, 12/01/2032	221,823
	287,823	6.00%, 03/01/2033	330,233
	730,541	6.00%, 02/01/2037	827,210
	497,086	6.00%, 12/01/2037	562,863
	249,720	6.00%, 03/01/2038	282,954
	200,464	6.00%, 10/01/2038	226,990
	16,345	7.00%, 10/01/2037	17,281
	2,436	7.50%, 12/01/2029	2,570
	16,490	7.50%, 03/01/2030	19,786
	24,888	7.50%, 09/01/2031	26,613

			$333,324,272

		GNMA - 7.8%
	1,277,465	3.00%, 09/20/2028(6)	120,262
	241,585	3.00%, 11/15/2042	245,612
	245,294	3.00%, 06/15/2043	249,369
	177,979	3.00%, 07/15/2043	180,519
	249,908	3.00%, 10/15/2044	253,357
	303,550	3.00%, 02/15/2045	307,740
	170,097	3.00%, 03/15/2045	172,444
	824,479	3.00%, 04/15/2045	835,858
	229,659	3.00%, 06/15/2045	232,829
	7,653,797	3.00%, 07/15/2045	7,759,433
	35,625,000	3.00%, 05/01/2047(4)(14)	36,103,711
	551,187	3.50%, 02/16/2027(6)	52,755
	1,357,129	3.50%, 03/20/2027(6)	136,490
	1,686,560	3.50%, 02/20/2041(6)	245,708
	2,873,995	3.50%, 04/20/2042(6)	413,933
	699,173	3.50%, 05/15/2042	731,197
	1,852,389	3.50%, 12/15/2042	1,936,775
	1,427,460	3.50%, 03/15/2043	1,492,386
	1,397,938	3.50%, 04/15/2043	1,457,608
	4,808,380	3.50%, 05/15/2043	5,013,285
	558,169	3.50%, 05/20/2043(6)	102,433
	2,349,025	3.50%, 07/20/2043(6)	345,626
	7,184,715	3.50%, 03/20/2047	7,477,313
	5,699,998	3.50%, 04/20/2047	5,932,131
	15,200,000	3.50%, 05/01/2047(4)(14)	15,797,313
	442,790	4.00%, 12/16/2026(6)	48,255
	5,480,656	4.00%, 05/20/2029(6)	561,079
	3,390,483	4.00%, 09/20/2040	3,634,773
	453,955	4.00%, 10/20/2040	483,867
	873,514	4.00%, 12/20/2040	936,135
	415,412	4.00%, 05/16/2042(6)	66,914
	282,753	4.00%, 01/20/2044(6)	55,609
	5,269,382	4.00%, 04/20/2047	5,579,259
	7,880,000	4.00%, 05/01/2047(4)(14)	8,332,485
	7,700,000	4.00%, 06/01/2047(4)(14)	8,126,658
	58,788	4.50%, 07/15/2033	63,069
	145,451	4.50%, 05/15/2040	158,322
	641,577	4.50%, 06/15/2041	698,439
	2,249,638	4.50%, 06/20/2044	2,402,162
	1,935,692	4.50%, 10/20/2044	2,066,931
	1,237,993	4.50%, 04/20/2045(6)	286,076
	1,947,126	4.50%, 01/20/2046	2,079,140
	20,820,000	4.50%, 05/01/2047(4)(14)	22,215,590
	1,199,446	5.00%, 06/15/2041	1,325,754

The accompanying notes are an integral part of these financial statements.

183

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 38.3% - (continued)
		GNMA - 7.8% - (continued)
$	1,678,078	5.00%, 10/16/2041(6)	$271,784
	1,901,384	5.00%, 03/15/2044	2,097,692
	5,200,000	5.00%, 05/01/2047(4)(14)	5,697,207
	669,848	5.50%, 05/15/2033	766,482
	50,883	5.50%, 06/15/2035	57,175
	96,783	5.50%, 04/15/2038	108,039
	2,583,851	5.50%, 03/20/2039(6)	580,194
	2,407,612	5.50%, 02/16/2047(6)	534,641
	1,462,113	5.50%, 02/20/2047(6)	334,687
	1,000,000	5.50%, 05/01/2047(4)(14)	1,113,137
	77,518	6.00%, 02/15/2029	87,886
	166,691	6.00%, 11/15/2032	193,045
	230,664	6.00%, 02/15/2033	262,749
	52,817	6.00%, 07/15/2033	60,159
	99,013	6.00%, 10/15/2034	112,594
	636,416	6.00%, 03/15/2036	747,631
	6,362	6.00%, 05/15/2036	7,278
	178,807	6.00%, 10/15/2036	204,547
	79,827	6.00%, 01/15/2037	91,320
	181,405	6.00%, 02/15/2037	207,198
	331,843	6.00%, 06/15/2037	379,580
	122,406	6.00%, 11/15/2037	138,815
	1,276	6.00%, 03/15/2038	1,447
	76,021	6.00%, 06/15/2038	87,175
	243,895	6.00%, 08/15/2038	277,030
	276,173	6.00%, 10/15/2038	313,451
	285,443	6.00%, 11/15/2038	327,497
	164,375	6.00%, 12/15/2038	188,787
	151,375	6.00%, 01/15/2039	171,687
	6,135	6.00%, 03/15/2039	6,963
	933,021	6.00%, 04/15/2039	1,079,559
	472,227	6.00%, 08/15/2039	535,539
	31,160	6.00%, 09/15/2039	35,657
	66,484	6.00%, 11/15/2039	75,390
	30,064	6.00%, 06/15/2040	34,123
	2,097,750	6.00%, 09/20/2040(6)	483,997
	207,201	6.00%, 12/15/2040	234,914
	752,152	6.00%, 06/15/2041	852,750
	15,914	6.50%, 09/15/2028	17,841
	2,746	6.50%, 10/15/2028	3,079
	5,294	6.50%, 12/15/2028	5,935
	60,689	6.50%, 05/15/2029	70,551
	100,074	6.50%, 08/15/2031	112,191
	4,820	6.50%, 09/15/2031	5,404
	60,084	6.50%, 10/15/2031	67,359
	173,691	6.50%, 11/15/2031	194,722
	38,924	6.50%, 01/15/2032	43,638
	27,812	6.50%, 03/15/2032	31,179
	7,709	6.50%, 04/15/2032	8,643
	48,295	6.50%, 07/15/2032	54,143

			166,091,095

		Total U.S. Government Agencies (cost $813,901,355)	$815,098,989

U.S. GOVERNMENT SECURITIES - 12.7%
		U.S. Treasury Securities - 12.7%
		U.S. Treasury Bonds - 4.4%
$	16,530,000	2.50%, 02/15/2045	$15,062,962
	7,800,000	2.50%, 02/15/2046	7,089,163

Shares or Principal Amount				Market Value†
U.S. GOVERNMENT SECURITIES - 12.7% - (continued)
			U.S. Treasury Bonds - 4.4% - (continued)
	$	6,525,000	2.88%, 08/15/2045	$6,414,382
		3,440,000	3.00%, 11/15/2044	3,471,039
		9,045,000	3.00%, 05/15/2045(15)	9,117,785
		31,854,000	3.13%, 08/15/2044(16)	32,920,376
		530,000	3.38%, 05/15/2044	573,187
		3,560,000	3.63%, 02/15/2044	4,018,211
		5,661,000	4.38%, 02/15/2038	7,151,654
		7,016,000	4.50%, 02/15/2036	8,998,841

				94,817,600

			U.S. Treasury Notes - 8.3%
		21,588,320	0.13%, 04/15/2022(9)	21,728,515
		69,997,365	0.25%, 01/15/2025(9)	69,677,127
		275,000	0.63%, 07/31/2017	274,817
		91,000	1.50%, 12/31/2018	91,395
		15,355,000	1.50%, 03/31/2023	14,942,334
		28,095,000	1.63%, 02/15/2026(16)	26,675,978
		32,402,000	2.00%, 11/15/2026(16)	31,614,729
		11,200,000	2.25%, 11/15/2025(16)	11,204,816

				176,209,711

				271,027,311

			Total U.S. Government Securities (cost $273,169,748)	$271,027,311

COMMON STOCKS - 0.0%
			Energy - 0.0%
$		8,492	Templar Energy LLC Class A*(17)(18)	$84,918

			Utilities - 0.0%
		350,000	TCEH Corp.*(17)(18)	-
		5,836	Vistra Energy Corp.	87,248

				87,248

			Total Common Stocks (cost $174,209)	$172,166

PREFERRED STOCKS - 0.1%
			Banks - 0.0%
$		469	U.S. Bancorp Series A 3.50%(2)(7)	$408,968

			Diversified Financials - 0.1%
		20,000	Citigroup Capital XIII 7.54%(2)	524,800

			Total Preferred Stocks (cost $889,590)	933,768

			Total Long-Term Investments (cost $2,476,874,670)	$2,490,526,724

SHORT-TERM INVESTMENTS - 4.1%
	Other Investment Pools & Funds - 4.1%
$87,263,747	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$87,263,747

	Total Short-Term Investments (cost $87,263,747)	87,263,747

The accompanying notes are an integral part of these financial statements.

184

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.1% - (continued)
Other Investment Pools & Funds - 4.1% - (continued)
Total Investments Excluding Purchased Options (cost $2,564,138,417)	121.2%	$2,577,790,471
Total Purchased Options (cost $173,144)	0.0%	$249,479

Total Investments (cost $2,564,311,561)^	121.2%	$2,578,039,950
Other Assets and Liabilities	(21.2)%	(450,452,477)

Total Net Assets	100.0%	$2,127,587,473

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$34,121,367
Unrealized Depreciation	(20,392,978)

Net Unrealized Appreciation	$13,728,389

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $532,614,486, which represented 25.0% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $463,806,764 at April 30, 2017.

(5)	Security is a zero-coupon bond.

(6)	Securities disclosed are interest-only strips.

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(8)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $25,590,267, which represented 1.2% of total net assets.

(9)	The principal amount for these securities is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

The accompanying notes are an integral part of these financial statements.

185

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(13)	Securities disclosed are principal-only strips.

(14)	Represents or includes a TBA transaction.

(15)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(16)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

(17)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $84,918, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(18)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
10/16	350,000	TCEH Corp.	$—
09/16	8,492	Templar Energy LLC Class A	72,709

			$72,709

At April 30, 2017, the aggregate value of these securities was $84,918, which represented 0.0% of total net assets.

OTC Option Contracts Outstanding at April 30, 2017

Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
USD Put/TRY Call	GSC	3.59 TRY per USD	05/24/17	USD	6,348,000	$93,113	$66,337	$26,776
USD Put/TRY Call	GSC	3.71 TRY per USD	04/06/18	USD	423,000	156,366	106,807	49,559

Total Puts					6,771,000	$249,479	$173,144	$76,335

Total purchased option contracts					6,771,000	$249,479	$173,144	$76,335

Futures Contracts Outstanding at April 30, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollar 90-Day Future	422	09/18/2017	$104,026,911	$104,023,000	$(3,911)
U.S. Treasury 5-Year Note Future	1,792	06/30/2017	210,570,531	212,184,000	1,613,469
U.S. Treasury Long Bond Future	323	06/21/2017	48,475,425	49,408,906	933,481

Total					$2,543,039

Short position contracts:
Eurodollar 3-Month Future	844	09/17/2018	$207,379,266	$207,286,400	$92,866
Long Gilt Future	215	06/28/2017	35,388,390	35,719,069	(330,679)
U.S. 10-Year Ultra Future	5	06/21/2017	674,862	677,265	(2,403)
U.S. Treasury 10-Year Note Future	925	06/21/2017	115,272,279	116,289,844	(1,017,565)
U.S. Treasury 2-Year Note Future	697	06/30/2017	150,895,435	150,976,735	(81,300)
U.S. Treasury Ultra Bond Future	13	06/21/2017	2,084,445	2,118,187	(33,742)

Total					$(1,372,823)

Total futures contracts					$1,170,216

The accompanying notes are an integral part of these financial statements.

186

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

TBA Sale Commitments Outstanding at April 30, 2017

Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.50%	$10,715,000	05/01/2047	$(11,017,615)	$(29,718)
FNMA, 2.50%	56,400,000	05/01/2047	(54,254,719)	(460,747)
FNMA, 3.00%	2,875,000	05/01/2047	(2,871,631)	8,872
FNMA, 4.50%	17,575,000	05/01/2047	(18,906,855)	(51,503)
FNMA, 5.50%	5,700,000	05/01/2047	(6,334,196)	820
GNMA, 3.00%	27,100,000	05/01/2047	(27,464,156)	(29,111)
GNMA, 3.50%	3,930,000	05/01/2047	(4,084,436)	9,518

Total (proceeds $124,381,739)			$(124,933,608)	$(551,869)

At April 30, 2017, the aggregate market value of TBA Sale Commitments represents (5.9)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2017

Reference Entity	Counter- party	Notional Amount(a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread(b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06	MSC	USD	1,015,225	(0.32%)	07/25/45	$189,254	$—	$150,688	$(38,566)
ABX.HE.AAA.06	CSI	USD	37,444	(0.18%)	07/25/45	562	—	695	133
ABX.HE.AAA.06	JPM	USD	6,808	(0.18%)	07/25/45	149	—	127	(22)
ABX.HE.AAA.06	MSC	USD	115,055	(0.18%)	07/25/45	2,534	—	2,137	(397)
ABX.HE.AAA.06	GSC	USD	51,741	(0.18%)	07/25/45	4,657	—	961	(3,696)
ABX.HE.AAA.07	GSC	USD	175,629	(0.09%)	08/25/37	39,505	—	16,888	(22,617)
ABX.HE.AAA.07	JPM	USD	165,091	(0.09%)	08/25/37	39,420	—	15,875	(23,545)
ABX.HE.AAA.07	GSC	USD	769,255	(0.09%)	08/25/37	173,920	—	73,969	(99,951)
ABX.HE.AAA.07	MSC	USD	1,405,032	(0.09%)	08/25/37	336,337	—	135,107	(201,230)
ABX.HE.AAA.07	CSI	USD	1,668,475	(0.09%)	08/25/37	433,740	—	160,436	(273,304)
ABX.HE.PENAAA.06	MSC	USD	583,863	(0.11%)	05/25/46	66,712	—	53,941	(12,771)
ABX.HE.PENAAA.06	JPM	USD	1,235,387	(0.11%)	05/25/46	140,820	—	114,131	(26,689)
ABX.HE.PENAAA.06	GSC	USD	996,672	(0.11%)	05/25/46	249,168	—	92,077	(157,091)
CMBX.NA.A.7	JPM	USD	1,235,000	(2.00%)	01/17/47	47,629	—	41,609	(6,020)
CMBX.NA.A.9	MSC	USD	1,940,000	(2.00%)	09/17/58	68,144	—	79,846	11,702
CMBX.NA.A.9	MSC	USD	1,170,000	(2.00%)	09/17/58	51,847	—	48,154	(3,693)
CMBX.NA.A.9	DEUT	USD	760,000	(2.00%)	09/17/58	38,475	—	31,238	(7,237)
CMBX.NA.AA.7	MSC	USD	1,475,000	(1.50%)	01/17/47	17,230	—	11,641	(5,589)
CMBX.NA.AA.7	CSI	USD	1,070,000	(1.50%)	01/17/47	33,265	—	8,400	(24,865)
CMBX.NA.AA.7	CSI	USD	1,850,000	(1.50%)	01/17/47	57,514	—	14,524	(42,990)
CMBX.NA.AA.7	CSI	USD	1,850,000	(1.50%)	01/17/47	57,514	—	14,524	(42,990)
CMBX.NA.AA.7	CSI	USD	2,140,000	(1.50%)	01/17/47	66,529	—	16,799	(49,730)
CMBX.NA.AA.8	MSC	USD	925,000	(1.50%)	10/17/57	37,167	—	19,760	(17,407)
CMBX.NA.AJ.4	CBK	USD	928,160	(0.96%)	02/17/51	163,731	—	140,224	(23,507)
CMBX.NA.AS.7	CBK	USD	1,445,000	(1.00%)	01/17/47	31,455	—	(3,004)	(34,459)
CMBX.NA.AS.7	GSC	USD	1,710,000	(1.00%)	01/17/47	48,097	—	(3,507)	(51,604)
CMBX.NA.AS.7	CSI	USD	3,220,000	(1.00%)	01/17/47	58,432	—	(6,694)	(65,126)
CMBX.NA.AS.8	DEUT	USD	730,000	(1.00%)	10/17/57	53,344	—	2,982	(50,362)
CMBX.NA.BB.8	CSI	USD	1,085,000	(5.00%)	10/17/57	254,904	—	279,570	24,666
CMBX.NA.BB.8	JPM	USD	610,000	(5.00%)	10/17/57	143,310	—	154,551	11,241
CMBX.NA.BB.8	CSI	USD	475,000	(5.00%)	10/17/57	112,624	—	122,392	9,768
CMBX.NA.BB.8	CSI	USD	545,000	(5.00%)	10/17/57	131,406	—	140,429	9,023
CMBX.NA.BB.8	JPM	USD	605,000	(5.00%)	10/17/57	145,872	—	153,284	7,412
CMBX.NA.BB.8	GSC	USD	510,000	(5.00%)	10/17/57	124,888	—	131,410	6,522
CMBX.NA.BB.8	GSC	USD	510,000	(5.00%)	10/17/57	125,853	—	131,411	5,558
CMBX.NA.BB.9	JPM	USD	430,000	(5.00%)	09/17/58	83,028	—	82,856	(172)
CMBX.NA.BB.9	CSI	USD	2,680,000	(5.00%)	09/17/58	562,815	—	527,941	(34,874)
CMBX.NA.BBB.10	MSC	USD	815,000	(3.00%)	11/17/59	53,390	—	79,560	26,170
CMBX.NA.BBB.10	MSC	USD	1,130,000	(3.00%)	11/17/59	88,434	—	110,310	21,876

The accompanying notes are an integral part of these financial statements.

187

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)

Reference Entity	Counter- party	Notional Amount(a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread(b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Buy protection: - (continued)
CMBX.NA.BBB.10	MSC	USD	830,000	(3.00%)	11/17/59	$81,721	$—	$81,024	$(697)
CMBX.NA.BBB.7	GSC	USD	605,000	(3.00%)	01/17/47	51,938	—	48,639	(3,299)
CMBX.NA.BBB.7	CSI	USD	1,490,000	(3.00%)	01/17/47	144,013	—	119,789	(24,224)
CMBX.NA.BBB.7	CSI	USD	1,740,000	(3.00%)	01/17/47	168,176	—	139,888	(28,288)
CMBX.NA.BBB.7	MSC	USD	1,360,000	(3.00%)	01/17/47	139,183	—	109,338	(29,845)
CMBX.NA.BBB.7	MSC	USD	2,110,000	(3.00%)	01/17/47	157,211	—	169,985	12,774
CMBX.NA.BBB.7	DEUT	USD	25,000	(3.00%)	01/17/47	1,817	—	2,010	193
CMBX.NA.BBB.7	MSC	USD	820,000	(3.00%)	01/17/47	67,637	—	65,924	(1,713)
CMBX.NA.BBB.7	CSI	USD	725,000	(3.00%)	01/17/47	64,717	—	58,287	(6,430)
CMBX.NA.BBB.7	DEUT	USD	600,000	(3.00%)	01/17/47	56,899	—	48,237	(8,662)
CMBX.NA.BBB.7	CSI	USD	2,070,000	(3.00%)	01/17/47	176,050	—	166,418	(9,632)
CMBX.NA.BBB.7	GSC	USD	1,635,000	(3.00%)	01/17/47	151,751	—	131,446	(20,305)
CMBX.NA.BBB.7	DEUT	USD	625,000	(3.00%)	01/17/47	77,322	—	50,247	(27,075)
CMBX.NA.BBB.7	GSC	USD	595,000	(3.00%)	01/17/47	82,568	—	47,836	(34,732)
CMBX.NA.BBB.7	MSC	USD	4,340,000	(3.00%)	01/17/47	419,511	—	348,915	(70,596)
CMBX.NA.BBB.9	MSC	USD	780,000	(3.00%)	09/17/58	85,225	—	84,912	(313)
CMBX.NA.BBB.9	MSC	USD	725,000	(3.00%)	09/17/58	84,371	—	78,804	(5,567)
CMBX.NA.BBB.9	CSI	USD	215,000	(3.00%)	09/17/58	24,901	—	23,369	(1,532)
CMBX.NA.BBB.9	MSC	USD	435,000	(3.00%)	09/17/58	51,144	—	47,282	(3,862)
CMBX.NA.BBB.9	JPM	USD	885,000	(3.00%)	09/17/58	101,412	—	94,056	(7,356)
CMBX.NA.BBB.9	GSC	USD	1,450,000	(3.00%)	09/17/58	166,612	—	157,849	(8,763)
CMBX.NA.BBB.9	MSC	USD	1,625,000	(3.00%)	09/17/58	194,193	—	176,629	(17,564)
CMBX.NA.BBB.9	DEUT	USD	2,245,000	(3.00%)	09/17/58	275,635	—	244,394	(31,241)
CMBX.NA.BBB.9	JPM	USD	2,425,000	(3.00%)	09/17/58	302,958	—	257,725	(45,233)

Total						$7,460,640	$—	$5,900,245	$(1,560,395)

Sell protection:
CMBX.NA.A.6	MSC	USD	60,000	2.00%	05/11/63	$—	$(1,357)	$(2,426)	$(1,069)
CMBX.NA.A.6	GSC	USD	1,210,000	2.00%	05/11/63	15,795	—	(48,930)	(64,725)
CMBX.NA.AAA.6	GSC	USD	11,525,555	0.50%	05/11/63	—	(132,296)	(560)	131,736
CMBX.NA.AAA.6	UBS	USD	3,273,854	0.50%	05/11/63	—	(87,219)	(159)	87,060
CMBX.NA.AAA.6	CSI	USD	2,732,352	0.50%	05/11/63	—	(29,151)	(133)	29,018
CMBX.NA.AAA.6	CSI	USD	2,354,790	0.50%	05/11/63	—	(25,123)	(114)	25,009
CMBX.NA.AAA.6	CSI	USD	2,349,822	0.50%	05/11/63	—	(25,070)	(114)	24,956
CMBX.NA.AAA.6	MSC	USD	2,593,250	0.50%	05/11/63	—	(20,518)	(127)	20,391
CMBX.NA.AAA.6	MSC	USD	1,296,625	0.50%	05/11/63	—	(10,631)	(63)	10,568
CMBX.NA.AJ.4	GSC	USD	928,160	0.96%	02/17/51	—	(159,140)	(140,274)	18,866
CMBX.NA.AS.7	CSI	USD	1,200,000	1.00%	01/17/47	—	(2,201)	2,495	4,696
CMBX.NA.BB.6	CSI	USD	2,680,000	5.00%	05/11/63	—	(562,997)	(504,408)	58,589
CMBX.NA.BB.6	CSI	USD	1,540,000	5.00%	05/11/63	—	(312,234)	(289,847)	22,387
CMBX.NA.BB.6	CSI	USD	1,080,000	5.00%	05/11/63	—	(212,913)	(202,969)	9,944
CMBX.NA.BB.6	GSC	USD	95,000	5.00%	05/11/63	—	(16,099)	(17,880)	(1,781)
CMBX.NA.BB.6	CSI	USD	952,000	5.00%	05/11/63	—	(174,927)	(178,914)	(3,987)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	—	(336,257)	(343,920)	(7,663)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	—	(336,257)	$(343,920)	(7,663)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	—	(336,257)	(343,920)	(7,663)
CMBX.NA.BB.6	CSI	USD	1,835,000	5.00%	05/11/63	—	(337,175)	(344,859)	(7,684)
CMBX.NA.BB.6	GSC	USD	160,000	5.00%	05/11/63	—	(21,180)	(30,092)	(8,912)
CMBX.NA.BB.6	GSC	USD	510,000	5.00%	05/11/63	—	(86,899)	(95,988)	(9,089)
CMBX.NA.BB.6	CSI	USD	510,000	5.00%	05/11/63	—	(86,339)	(95,988)	(9,649)
CMBX.NA.BB.6	CSI	USD	935,000	5.00%	05/11/63	—	(165,096)	(175,719)	(10,623)
CMBX.NA.BB.6	MSC	USD	545,000	5.00%	05/11/63	—	(90,416)	(102,575)	(12,159)
CMBX.NA.BB.6	JPM	USD	605,000	5.00%	05/11/63	—	(98,520)	(111,263)	(12,743)
CMBX.NA.BB.6	MSC	USD	3,490,000	5.00%	05/11/63	—	(641,314)	(655,891)	(14,577)
CMBX.NA.BB.6	CSI	USD	475,000	5.00%	05/11/63	—	(71,377)	(89,401)	(18,024)
CMBX.NA.BB.6	JPM	USD	610,000	5.00%	05/11/63	—	(90,496)	(112,230)	(21,734)
CMBX.NA.BB.6	CSI	USD	1,085,000	5.00%	05/11/63	—	(160,964)	(204,210)	(43,246)
CMBX.NA.BB.6	GSC	USD	941,000	5.00%	05/11/63	—	(109,095)	(176,846)	(67,751)
CMBX.NA.BB.6	GSC	USD	1,870,000	5.00%	05/11/63	—	(204,303)	(351,438)	(147,135)

The accompanying notes are an integral part of these financial statements.

188

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)

Reference Entity	Counter- party	Notional Amount(a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread(b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Sell protection: - (continued)
CMBX.NA.BB.8	MSC	USD	3,099,000	5.00%	10/17/57	$—	$(866,616)	$(797,653)	$68,963
CMBX.NA.BB.8	MSC	USD	1,485,000	5.00%	10/17/57	—	(426,959)	(382,225)	44,734
CMBX.NA.BB.8	MSC	USD	1,270,000	5.00%	10/17/57	—	(364,611)	(326,886)	37,725
CMBX.NA.BB.8	CSI	USD	1,675,000	5.00%	10/17/57	—	(468,372)	(431,129)	37,243
CMBX.NA.BB.8	CSI	USD	1,660,000	5.00%	10/17/57	—	(464,178)	(427,269)	36,909
CMBX.NA.BB.8	GSC	USD	1,625,000	5.00%	10/17/57	—	(452,339)	(418,260)	34,079
CMBX.NA.BB.8	GSC	USD	890,000	5.00%	10/17/57	—	(262,943)	(229,077)	33,866
CMBX.NA.BB.8	GSC	USD	380,000	5.00%	10/17/57	—	(125,765)	(97,809)	27,956
CMBX.NA.BB.8	CSI	USD	725,000	5.00%	10/17/57	—	(202,728)	(186,608)	16,120
CMBX.NA.BB.8	JPM	USD	460,000	5.00%	10/17/57	—	(101,563)	(118,400)	(16,837)
CMBX.NA.BB.8	GSC	USD	465,000	5.00%	10/17/57	—	(74,116)	(119,686)	(45,570)
CMBX.NA.BB.8	MLI	USD	400,000	5.00%	10/17/57	—	(47,582)	(102,956)	(55,374)
CMBX.NA.BB.8	GSC	USD	600,000	5.00%	10/17/57	—	(94,709)	(154,434)	(59,725)
CMBX.NA.BB.8	MLI	USD	885,000	5.00%	10/17/57	—	(111,490)	(227,790)	(116,300)
CMBX.NA.BB.8	GSC	USD	835,000	5.00%	10/17/57	—	(96,826)	(214,921)	(118,095)
CMBX.NA.BB.8	MLI	USD	905,000	5.00%	10/17/57	—	(81,687)	(232,938)	(151,251)
CMBX.NA.BB.8	BOA	USD	1,100,000	5.00%	10/17/57	—	(75,752)	(283,129)	(207,377)
CMBX.NA.BB.9	GSC	USD	885,000	5.00%	09/17/58	—	(243,126)	(174,093)	69,033
CMBX.NA.BB.9	MLI	USD	440,000	5.00%	09/17/58	—	(122,119)	(86,555)	35,564
CMBX.NA.BB.9	JPM	USD	470,000	5.00%	09/17/58	—	(126,936)	(92,457)	34,479
CMBX.NA.BB.9	GSC	USD	440,000	5.00%	09/17/58	—	(120,876)	(86,555)	34,321
CMBX.NA.BB.9	GSC	USD	440,000	5.00%	09/17/58	—	(119,833)	(86,555)	33,278
CMBX.NA.BB.9	MLI	USD	435,000	5.00%	09/17/58	—	(117,483)	(85,571)	31,912
CMBX.NA.BBB.6	MSC	USD	360,000	3.00%	05/11/63	—	(31,677)	(40,025)	(8,348)
CMBX.NA.BBB.6	CSI	USD	815,000	3.00%	05/11/63	—	(116,505)	(90,750)	25,755
CMBX.NA.BBB.8	MSC	USD	1,530,000	3.00%	10/17/57	—	(257,849)	(235,691)	22,158
PrimeX.ARM.2	MSC	USD	1,431,575	4.58%	12/25/37	51,939	—	19,997	(31,942)
PrimeX.ARM.2	JPM	USD	245,250	4.58%	12/25/37	10,210	—	3,425	(6,785)

Total						$77,944	$(10,518,461)	$(10,668,683)	$(228,166)

Total traded indices						$7,538,584	$(10,518,461)	$(4,768,438)	$(1,788,561)

Credit default swaps on single-name issues:
Sell protection:
Brazil (Federated Republic of)	GSC	USD	1,190,000	1.00%/1.95%	12/20/21	$—	$(90,316)	$(47,570)	$42,746
Brazil (Federated Republic of)	GSC	USD	1,185,000	1.00%/1.95%	12/20/21	—	(89,606)	(47,370)	42,236
Brazil (Federated Republic of)	GSC	USD	1,742,000	1.00%/1.95%	12/20/21	—	(85,025)	(69,637)	15,388
Brazil (Federated Republic of)	GSC	USD	3,829,000	1.00%/2.15%	06/20/22	—	(215,126)	(205,091)	10,035

Total						$—	$(480,073)	$(369,668)	$110,405

Total single-name issues						$—	$(480,073)	$(369,668)	$110,405

Total OTC contracts						$7,538,584	$(10,998,534)	$(5,138,106)	$(1,678,156)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

The accompanying notes are an integral part of these financial statements.

189

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27 USD	16,000,000	(1.00%)	06/20/22	$868,761	$690,816	$(177,945)
CDX.NA.HY.28 USD	47,187,000	(5.00%)	06/20/22	(2,913,771)	(3,740,420)	(826,649)
CDX.NA.IGS.28 USD	16,408,000	(1.00%)	06/20/22	277,090	301,057	23,967
ITRAXX.EUR.27 EUR	17,304,000	(1.00%)	06/20/22	244,783	336,986	92,203
ITRAXX.XOV.27 EUR	13,532,000	(5.00%)	06/20/22	1,366,084	1,647,767	281,683

Total				$(157,053)	$(763,794)	$(606,741)

Credit default swaps on indices:
Sell protection:
CDX.NA.IG.27 USD	7,859,000	1.00%	12/20/21	$123,949	$159,612	$35,663

Total				$(33,104)	$(604,182)	$(571,078)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swap Contracts Outstanding at April 30, 2017

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 4.59% based on the notional amount of currency delivered	09/20/22	GSC	USD	2,619,937	CNH	18,240,000	$—	$(35,162)	$(25,848)	$9,314
Fixed Rate equal to 4.59% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	GSC	CNH	18,240,000	USD	2,619,937	35,162	—	24,787	(10,375)

Total								$35,162	$(35,162)	$(1,061)	$(1,061)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
BOA	1.82% Fixed	CPURNSA	USD	22,955,000	09/22/25	$—	$—	$584,087	$584,087

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	1.00% Fixed	USD	6,875,000	09/29/26	$196,274	$—	$529,840	$333,566
12M Federal Funds Rate	1.62% Fixed	USD	10,705,000	11/14/26	—	—	226,557	226,557

Total					$196,274	$—	$756,397	$560,123

The accompanying notes are an integral part of these financial statements.

190

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
BRL	Buy	06/21/17	MSC	$3,820,278	$3,795,474	$(24,804)
BRL	Buy	06/21/17	MSC	3,787,014	3,756,887	(30,127)
BRL	Buy	06/21/17	MSC	3,790,074	3,745,062	(45,012)
BRL	Buy	06/21/17	MSC	3,888,200	3,802,942	(85,258)
BRL	Sell	06/21/17	MSC	3,926,746	3,849,929	76,817
BRL	Sell	06/21/17	MSC	3,866,232	3,834,994	31,238
BRL	Sell	06/21/17	SCB	612,096	601,512	10,584
BRL	Sell	06/21/17	SSG	6,746,465	6,813,928	(67,463)
CNH	Buy	06/21/17	SCB	1,292,119	1,289,238	(2,881)
CNH	Buy	06/21/17	MSC	1,296,995	1,289,238	(7,757)
CNH	Buy	06/21/17	JPM	2,586,993	2,578,187	(8,806)
COP	Buy	06/21/17	CSFB	99,383	96,972	(2,411)
COP	Buy	06/21/17	JPM	3,000,921	2,922,249	(78,672)
COP	Sell	06/21/17	SCB	2,937,025	3,019,221	(82,196)
EGP	Buy	06/21/17	SCB	130,588	127,719	(2,869)
EGP	Buy	06/21/17	CBK	162,279	156,046	(6,233)
EGP	Buy	06/21/17	CBK	482,586	454,003	(28,583)
EGP	Buy	03/06/18	GSC	109,053	107,074	(1,979)
EGP	Buy	03/06/18	GSC	136,676	133,843	(2,833)
EGP	Buy	03/06/18	CBK	307,116	294,401	(12,715)
EGP	Buy	03/29/18	CBK	829,852	837,661	7,809
EUR	Buy	06/21/17	CBK	74,293	76,454	2,161
EUR	Sell	05/31/17	CBK	12,086,194	12,254,334	(168,140)
EUR	Sell	06/21/17	UBS	74,996	76,454	(1,458)
GBP	Sell	05/31/17	UBS	1,505,151	1,524,507	(19,356)
GHS	Buy	06/21/17	SCB	690,779	775,332	84,553
GHS	Buy	06/21/17	CBK	342,480	387,551	45,071
GHS	Buy	06/21/17	CBK	347,423	387,551	40,128
GHS	Sell	06/21/17	CBK	535,280	526,931	8,349
GHS	Sell	06/21/17	SCB	512,673	511,751	922
GHS	Sell	06/21/17	SCB	341,705	341,091	614
GHS	Sell	06/21/17	SCB	170,968	170,661	307
HUF	Buy	06/21/17	SCB	6,147,199	6,210,412	63,213
HUF	Buy	06/21/17	SCB	2,072,584	2,092,214	19,630
HUF	Sell	06/21/17	JPM	13,184	13,400	(216)
HUF	Sell	06/21/17	CSFB	979,390	989,192	(9,802)
HUF	Sell	06/21/17	BCLY	2,046,667	2,074,086	(27,419)
HUF	Sell	06/21/17	BOA	2,367,767	2,399,153	(31,386)
HUF	Sell	06/21/17	BOA	2,793,554	2,826,794	(33,240)
JPY	Sell	05/15/17	HSBC	18,990,895	18,579,698	411,197
MXN	Sell	06/21/17	JPM	1,663,433	1,659,407	4,026
MXN	Sell	06/21/17	GSC	374,997	375,779	(782)
MXN	Sell	06/21/17	SSG	2,059,645	2,087,476	(27,831)
MXN	Sell	06/21/17	RBC	3,702,230	3,909,231	(207,001)
PHP	Buy	06/21/17	HSBC	2,503,753	2,530,139	26,386
PHP	Buy	06/21/17	BCLY	2,516,177	2,530,138	13,961
PHP	Sell	06/21/17	BCLY	4,964,363	5,060,277	(95,914)
RON	Buy	06/26/17	CBK	7,673,536	7,820,619	147,083
RON	Buy	08/28/17	CBK	3,757,587	3,828,383	70,796
RON	Buy	08/28/17	CBK	54,480	55,344	864
RON	Sell	06/26/17	CBK	8,125,179	7,820,618	304,561
RON	Sell	08/28/17	JPM	2,568,913	2,421,916	146,997
RON	Sell	08/28/17	BNP	1,548,757	1,461,812	86,945
THB	Buy	06/21/17	JPM	2,539,151	2,572,528	33,377
THB	Buy	06/21/17	HSBC	2,544,376	2,572,528	28,152
THB	Buy	06/21/17	JPM	15,765	16,098	333
THB	Sell	06/21/17	JPM	16,182	16,097	85
THB	Sell	06/21/17	JPM	5,098,955	5,145,056	(46,101)
TRY	Buy	06/21/17	HSBC	2,462,632	2,650,457	187,825
TRY	Buy	06/21/17	BNP	2,488,270	2,650,735	162,465
TRY	Buy	06/21/17	JPM	2,469,005	2,593,049	124,044
TRY	Buy	06/21/17	BOA	2,115,830	2,192,028	76,198

The accompanying notes are an integral part of these financial statements.

191

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
TRY	Buy	06/21/17	MSC	$2,522,459	$2,593,049	$70,590
TRY	Buy	06/21/17	HSBC	1,597,963	1,661,216	63,253
TRY	Buy	06/21/17	GSC	75,661	78,207	2,546
TRY	Sell	06/21/17	GSC	2,451,045	2,593,050	(142,005)
TRY	Sell	06/21/17	HSBC	2,441,699	2,593,049	(151,350)
TRY	Sell	06/21/17	SCB	2,485,818	2,650,457	(164,639)
TRY	Sell	06/21/17	DEUT	2,485,978	2,650,735	(164,757)
TRY	Sell	06/21/17	CBK	3,698,069	3,931,451	(233,382)
ZAR	Buy	06/21/17	CBK	3,770	3,708	(62)
ZAR	Buy	06/21/17	JPM	3,480,747	3,461,830	(18,917)
ZAR	Sell	06/21/17	CBK	2,410,354	2,338,688	71,666
ZAR	Sell	06/21/17	JPM	3,077,559	3,020,583	56,976
ZAR	Sell	06/21/17	HSBC	1,158,350	1,163,781	(5,431)
ZAR	Sell	06/21/17	JPM	1,129,707	1,148,801	(19,094)
ZMW	Buy	06/21/17	CBK	759,798	789,945	30,147
ZMW	Buy	06/21/17	CBK	381,827	394,972	13,145
ZMW	Buy	06/21/17	SCB	186,139	197,434	11,295
ZMW	Buy	06/21/17	CBK	187,438	197,434	9,996

Total						$487,423

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

192

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CNH	Chinese Renminbi
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RON	New Romanian Leu
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit iTraxx—Europe
ITRAXX.XOV	Markit iTraxx Index—Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

193

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$596,019,977	$—	$596,019,977	$—
Corporate Bonds	647,919,967	—	647,919,967	—
Foreign Government Obligations	44,859,977	—	44,859,977	—
Municipal Bonds	23,971,068	—	23,971,068	—
Senior Floating Rate Interests	90,523,501	—	90,523,501	—
U.S. Government Agencies	815,098,989	—	815,098,989	—
U.S. Government Securities	271,027,311	—	271,027,311	—
Common Stocks
Energy	84,918	—	—	84,918
Utilities	87,248	87,248	—	—
Preferred Stocks	933,768	933,768	—	—
Short-Term Investments	87,263,747	87,263,747	—	—
Purchased Options	249,479	—	249,479	—
Foreign Currency Contracts(2)	2,546,305	—	2,546,305	—
Futures Contracts(2)	2,639,816	2,639,816	—	—
Swaps - Credit Default(2)	1,758,274	—	1,758,274	—
Swaps - Cross Currency(2)	9,314	—	9,314	—
Swaps - Interest Rate(2)	1,144,210	—	1,144,210	—

Total	$2,586,137,869	$90,924,579	$2,495,128,372	$84,918

Liabilities
Foreign Currency Contracts(2)	$(2,058,882)	$—	$(2,058,882)	$—
Futures Contracts(2)	(1,469,600)	(1,469,600)	—	—
Swaps - Credit Default(2)	(4,007,508)	—	(4,007,508)	—
Swaps - Cross Currency(2)	(10,375)	—	(10,375)	—
TBA Sale Commitments	(124,933,608)	—	(124,933,608)	—

Total	$(132,479,973)	$(1,469,600)	$(131,010,373)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

194

The Hartford Unconstrained Bond Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.1%
		Energy - 0.0%
	2,426	Templar Energy LLC Class A*(1)(2)	$24,262

		Utilities - 0.1%
	100,000	TCEH Corp.*(1)(2)	—
	1,667	Vistra Energy Corp.	24,922

			24,922

		Total Common Stocks (cost $49,774)	$49,184

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 41.8%
		Asset-Backed - Automobile - 0.3%
$	197,508	Honor Automobile Trust Securitization 2.94%, 11/15/2019(3)	$198,177

		Asset-Backed - Finance & Insurance - 17.3%
		Apidos CLO
	390,000	2.49%, 01/16/2027(3)(4)	390,480
	415,000	2.59%, 07/18/2027(3)(4)	417,548
		Avery Point CLO Ltd.
	330,000	0.01%, 01/18/2025(3)(4)(5)	330,000
	270,000	2.48%, 08/05/2027(3)(4)	270,848
	425,000	Babson CLO Ltd. 2.59%, 04/20/2027(3)(4)	426,193
	192,333	Bayview Opportunity Master Fund Trust 4.00%, 10/28/2064(3)(4)	198,754
	270,000	Carlyle Global Market Strategies Ltd. 2.64%, 04/27/2027(3)(4)	270,002
	481,653	Cent CLO Ltd. 2.28%, 08/01/2024(3)(4)	481,604
	395,000	CIFC Funding Ltd. 2.24%, 05/24/2026(3)(4)	395,395
	286,224	Dryden Senior Loan Fund 2.33%, 11/15/2023(3)(4)	286,240
	20,561	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(4)	13,186
	400,000	Galaxy CLO Ltd. 2.41%, 04/15/2025(3)(4)	400,418
	205,000	Green Tree Agency Advance Funding Trust 3.10%, 10/15/2048(3)	204,953
	45,000	HSI Asset Securitization Corp. Trust 1.26%, 02/25/2036(4)	40,569
	155,000	Lendmark Funding Trust 3.26%, 04/21/2025(3)	154,934
	45,120	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046(1)(2)(3)(6)	—
	250,000	Madison Park Funding Ltd. 2.43%, 10/23/2025(3)(4)	250,079
	480,000	Magnetite CLO Ltd. 2.58%, 07/25/2026(3)(4)	480,443
	59,436	Nationstar HECM Loan Trust 2.98%, 02/25/2026(3)	59,461
	400,000	Neuberger Berman CLO Ltd. 2.50%, 08/04/2025(3)(4)	399,807
		NRZ Advance Receivables Trust
	420,000	3.11%, 12/15/2050(3)	420,744
	370,000	3.21%, 02/15/2051(3)	373,293
	275,000	Oaktree EIF II Ltd. 2.59%, 02/15/2026(3)(4)	275,034
	375,000	OCP CLO Ltd. 2.69%, 04/17/2027(3)(4)	375,171

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 41.8% - (continued)
		Asset-Backed - Finance & Insurance - 17.3% - (continued)
$	420,000	OneMain Financial Issuance Trust 4.10%, 03/20/2028(3)	$429,995
	360,000	OZLM Funding Ltd. 2.49%, 04/30/2027(3)(4)	360,356
	325,000	Race Point CLO Ltd. 2.67%, 04/15/2027(3)(4)	325,164
		SoFi Consumer Loan Program LLC
	135,489	3.05%, 12/26/2025(3)	135,671
	130,280	3.09%, 10/27/2025(3)	130,450
	167,086	3.28%, 01/26/2026(3)	168,255
		Sound Point CLO Ltd.
	250,000	2.26%, 01/21/2026(3)(4)	250,000
	270,000	2.69%, 04/15/2027(3)(4)	270,106
	250,000	5.76%, 07/15/2025(3)(4)	242,842
	165,000	Springleaf Funding Trust 2.90%, 11/15/2029(3)	165,966
	355,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(3)	353,895
	395,000	Symphony CLO Ltd. 2.34%, 10/17/2026(3)(4)	395,123
	409,757	Towd Point Mortgage Trust 2.75%, 10/25/2056(3)(4)	409,315
	270,000	Venture CLO Ltd. 2.65%, 07/15/2027(3)(4)	269,982
		Voya CLO Ltd.
	255,000	2.64%, 04/18/2027(3)(4)	255,113
	350,000	3.56%, 10/14/2026(3)(4)	350,632

			11,428,021

		Asset-Backed - Home Equity - 3.5%
	59,200	Asset-Backed Funding Certificates Trust 1.21%, 01/25/2037(4)	39,749
		GSAA Home Equity Trust
	114,733	1.06%, 12/25/2046(4)	64,675
	389,193	1.07%, 02/25/2037(4)	205,509
	267,581	1.17%, 11/25/2036(4)	138,909
	25,870	1.29%, 03/25/2036(4)	18,154
	126,664	1.31%, 04/25/2047(4)	85,538
	58,308	5.88%, 09/25/2036(7)	29,510
	343,318	5.99%, 06/25/2036(4)	176,047
	19,249	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 1.14%, 06/25/2036(4)	16,349
	456,654	Morgan Stanley Mortgage Loan Trust 1.16%, 11/25/2036(4)	190,179
	22,008	Nationstar NIM Ltd. 9.79%, 03/25/2037(1)(2)(3)(6)	—
	326,909	New Residential Mortgage Loan Trust 4.00%, 02/25/2057(3)(4)	336,494
	437,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(3)	434,107
	23,165	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(7)	14,586
	685,063	Soundview Home Loan Trust 1.23%, 07/25/2036(4)	524,312

			2,274,118

		Collateralized - Mortgage Obligations - 0.2%
	158,000	COLT Funding LLC 0.01%, 05/27/2047	157,997

The accompanying notes are an integral part of these financial statements.

195

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 41.8% - (continued)
		Commercial Mortgage - Backed Securities - 4.3%
$	90,000	Banc of America Commercial Mortgage Trust 3.26%, 09/15/2048(3)(4)	$54,656
	100,000	Bear Stearns Commercial Mortgage Securities Trust 5.28%, 10/12/2042(4)	98,422
	30,000	Citigroup Commercial Mortgage Trust 5.07%, 03/10/2047(3)(4)	26,136
	200,000	Commercial Mortgage Pass-Through Certificates 4.75%, 10/15/2045(3)(4)	124,938
		Commercial Mortgage Trust
	503,737	2.08%, 07/10/2046(3)(4)(8)	25,505
	65,000	4.73%, 10/15/2045(3)(4)	28,111
	95,435	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	91,944
	90,000	FREMF Mortgage Trust 3.88%, 02/25/2024(3)(4)	84,090
		GS Mortgage Securities Trust
	4,610,085	0.24%, 07/10/2046(4)(8)	25,478
	394,496	1.53%, 08/10/2044(3)(4)(8)	18,724
	100,166	3.67%, 04/10/2047(3)	34,884
	395,000	5.01%, 11/10/2045(3)(4)	382,301
	175,000	5.02%, 04/10/2047(3)(4)	134,472
		JP Morgan Chase Commercial Mortgage Securities Trust
	190,000	2.73%, 10/15/2045(3)(4)	77,225
	765,000	5.59%, 08/15/2046(3)(4)	772,297
	1,735,027	JPMBB Commercial Mortgage Securities Trust 0.99%, 09/15/2047(4)(8)	59,682
		Morgan Stanley Capital I Trust
	100,000	5.33%, 07/15/2049(3)(4)	83,236
	50,000	5.41%, 10/12/2052(3)(4)	28,400
	160,000	VNDO Mortgage Trust 4.08%, 12/13/2029(3)(4)	164,498
	15,000	Wells Fargo Commercial Mortgage Trust 4.24%, 05/15/2048(4)	12,631
		WF-RBS Commercial Mortgage Trust
	235,599	3.02%, 11/15/2047(3)	95,676
	375,000	4.96%, 11/15/2045(3)(4)	304,411
	45,000	5.00%, 06/15/2044(3)(4)	36,684
	65,000	5.76%, 04/15/2045(3)(4)	65,682

			2,830,083

		Whole Loan Collateral CMO - 16.1%
		Adjustable Rate Mortgage Trust
	111,946	1.49%, 01/25/2036(4)	104,192
	23,799	1.51%, 01/25/2036(4)	22,141
	58,002	1.53%, 11/25/2035(4)	53,776
		Alternative Loan Trust
	66,055	1.31%, 11/25/2035(4)	55,708
	436,742	1.39%, 10/25/2036(4)	269,238
	211,224	5.50%, 12/25/2035	181,486
	233,045	5.75%, 05/25/2036	177,518
	235,835	6.00%, 05/25/2036	187,746
		American Home Mortgage Assets Trust
	69,923	1.12%, 03/25/2047(4)	59,085
	149,485	1.60%, 10/25/2046(4)	115,382
	59,436	Angel Oak Mortgage Trust LLC 3.64%, 01/25/2047(3)(4)	59,588

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 41.8% - (continued)
		Whole Loan Collateral CMO - 16.1% - (continued)
$	34,299	Banc of America Funding Trust 5.85%, 01/25/2037(7)	$29,986
	230,146	Banc of America Mortgage Trust 3.22%, 09/25/2035(4)	219,367
	131,557	BCAP LLC Trust 1.16%, 01/25/2037(4)	113,974
	150,026	Bear Stearns Alt-A Trust 1.49%, 01/25/2036(4)	134,080
	104,806	Bear Stearns Mortgage Funding Trust 1.17%, 10/25/2036(4)	90,717
	350,000	Chase Mortgage Finance Trust 5.50%, 11/25/2035	332,379
		CHL Mortgage Pass-Through Trust
	57,797	1.67%, 03/25/2035(4)	51,985
	202,646	3.15%, 09/25/2047(4)	186,882
	31,192	3.25%, 03/20/2036(4)	27,570
	140,000	Connecticut Avenue Securities 5.24%, 04/25/2029(4)	152,137
	100,000	Deephaven Residential Mortgage Trust 3.49%, 12/26/2046(3)(4)	100,024
	368,088	DSLA Mortgage Loan Trust 1.56%, 03/19/2046(4)	329,591
		Fannie Mae Connecticut Avenue Securities
	100,000	4.54%, 07/25/2029(4)	103,430
	195,000	5.34%, 04/25/2029(4)	208,765
	160,065	First Horizon Mortgage Pass-Through Trust 3.03%, 08/25/2037(4)	126,353
	61,109	GMAC Mortgage Corp. Loan Trust 3.41%, 09/19/2035(4)	55,400
	146,779	GreenPoint Mortgage Funding Trust 2.04%, 10/25/2045(4)	114,306
		GSR Mortgage Loan Trust
	120,483	1.29%, 01/25/2037(4)	76,524
	67,903	3.48%, 10/25/2035(4)	60,316
	302,052	3.58%, 04/25/2035(4)	290,106
		HarborView Mortgage Loan Trust
	178,288	1.18%, 01/19/2038(4)	161,807
	143,843	1.32%, 09/19/2035(4)	121,844
	9,858	1.69%, 01/19/2035(4)	6,799
	22,764	1.99%, 10/25/2037(4)	21,335
	243,339	3.85%, 01/19/2035(4)	231,287
		IndyMac Index Mortgage Loan Trust
	45,264	1.18%, 04/25/2037(4)	33,580
	100,215	1.27%, 07/25/2035(4)	84,131
	160,545	1.28%, 01/25/2036(4)	118,257
	281,525	1.39%, 07/25/2046(4)	173,812
		JP Morgan Mortgage Trust
	94,495	2.99%, 11/25/2035(4)	88,408
	67,749	3.20%, 09/25/2035(4)	64,875
	90,283	3.36%, 04/25/2037(4)	80,250
	339,052	3.57%, 05/25/2036(4)	311,831
	84,222	Lehman XS Trust 1.20%, 07/25/2046(4)	74,958
		LSTAR Securities Investment Trust
	317,756	2.98%, 10/01/2020(3)(4)	318,550
	131,164	2.98%, 09/01/2021(3)(4)	131,230
	100,000	2.99%, 04/01/2022(3)(4)	98,994
	130,344	3.00%, 01/01/2022(3)(4)	130,344
	272,310	3.00%, 02/01/2022(3)(4)	271,629

The accompanying notes are an integral part of these financial statements.

196

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 41.8% - (continued)
		Whole Loan Collateral CMO - 16.1% - (continued)
		Luminent Mortgage Trust
$	314,128	1.18%, 05/25/2046(4)	$265,067
	56,001	1.19%, 10/25/2046(4)	49,991
	67,522	Morgan Stanley Mortgage Loan Trust 3.42%, 05/25/2036(4)	48,109
	417,000	Mortgage Repurchase Agreement Financing Trust 2.16%, 06/10/2019(3)(4)	417,115
		New Residential Mortgage Loan Trust
	218,539	3.75%, 11/26/2035(3)(4)	227,101
	199,755	3.75%, 11/25/2056(3)(4)	207,179
	325,000	4.00%, 03/25/2057(3)(4)	337,969
	445,427	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.60%, 06/25/2036(4)	363,248
	79,121	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	74,466
		Residential Accredit Loans, Inc.
	315,656	1.98%, 11/25/2037(4)	250,082
	41,687	6.00%, 12/25/2035	38,518
	58,648	Residential Asset Securitization Trust 1.44%, 03/25/2035(4)	50,770
	258,246	Residential Funding Mortgage Securities, Inc. 3.33%, 08/25/2035(4)	195,197
	72,577	Sequoia Mortgage Trust 3.19%, 07/20/2037(4)	60,841
	410,160	Structured Adjustable Rate Mortgage Loan Trust 3.30%, 02/25/2036(4)	326,174
	360,780	Structured Asset Mortgage Investments II Trust 1.22%, 02/25/2036(4)	306,451
		Towd Point Mortgage Trust
	193,379	2.25%, 04/25/2056(3)(4)	192,098
	162,675	2.75%, 08/25/2055(3)(4)	163,189
		WaMu Mortgage Pass-Through Certificates Trust
	48,112	1.41%, 06/25/2044(4)	44,996
	39,113	2.09%, 11/25/2046(4)	35,427
	34,086	2.74%, 12/25/2036(4)	31,163
	93,784	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1.08%, 02/25/2037(4)	58,987
	37,124	Wells Fargo Alternative Loan Trust 3.18%, 12/28/2037(4)	34,051
		Wells Fargo Commercial Mortgage Trust
	265,000	2.88%, 05/15/2048(3)(4)	161,631
	115,000	3.36%, 09/15/2058(3)	69,533

			10,623,026

		Whole Loan Collateral PAC - 0.1%
	60,085	Alternative Loan Trust 1.49%, 12/25/2035(4)	42,249

		Total Asset & Commercial Mortgage Backed Securities (cost $27,631,845)	$27,553,671

CORPORATE BONDS - 13.5%
		Chemicals - 0.0%
	15,000	Versum Materials, Inc. 5.50%, 09/30/2024(3)	$15,581

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 13.5% - (continued)
		Commercial Banks - 6.2%
EUR	200,000	Allied Irish Banks plc 7.38%, 12/03/2020(4)(9)(10)	$234,744
		Banco Bilbao Vizcaya Argentaria S.A.
	200,000	7.00%, 02/19/2019(4)(9)(10)	224,396
$	200,000	9.00%, 05/09/2018(4)(9)(10)	210,859
EUR	100,000	Banco Santander S.A. 6.25%, 03/12/2019(4)(9)(10)	110,152
	200,000	Barclays plc 8.00%, 12/15/2020(4)(9)	240,463
	300,000	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 8.13%, 10/30/2023(10)	426,500
$	200,000	BNP Paribas S.A. 7.63%, 03/30/2021(3)(4)(9)	217,260
	200,000	Credit Agricole S.A. 8.13%, 12/23/2025(3)(4)(9)	220,724
	350,000	Credit Suisse Group AG 6.25%, 12/18/2024(4)(9)(10)	364,847
	245,000	Goldman Sachs Group, Inc. 5.15%, 05/22/2045	258,827
	275,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(3)(4)(9)	271,219
	20,000	Radian Group, Inc. 7.00%, 03/15/2021	22,300
	235,000	Royal Bank of Scotland Group plc 7.50%, 08/10/2020(4)(9)	243,372
		Societe Generale S.A.
	275,000	7.38%, 09/13/2021(3)(4)(9)	290,812
	275,000	8.25%, 11/29/2018(4)(9)(10)	291,698
		UBS Group AG
	200,000	6.88%, 03/22/2021(4)(9)(10)	212,508
	200,000	7.00%, 02/19/2025(4)(9)(10)	220,050

			4,060,731

		Commercial Services - 0.1%
	30,000	Cardtronics, Inc. 5.13%, 08/01/2022	30,600
		United Rentals North America, Inc.
	5,000	4.63%, 07/15/2023	5,190
	20,000	5.50%, 07/15/2025	20,919
	5,000	5.50%, 05/15/2027	5,144

			61,853

		Construction Materials - 0.5%
	15,000	Eagle Materials, Inc. 4.50%, 08/01/2026	14,925
	260,000	Grupo Cementos de Chihuahua S.A.B. de C.V. 8.13%, 02/08/2020(3)	269,750
	15,000	Norbord, Inc. 6.25%, 04/15/2023(3)	15,975
	45,000	Standard Industries, Inc. 6.00%, 10/15/2025(3)	48,037

			348,687

		Diversified Financial Services - 0.1%
		Navient Corp.
	5,000	6.63%, 07/26/2021	5,294
	30,000	7.25%, 09/25/2023	31,350

			36,644

The accompanying notes are an integral part of these financial statements.

197

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 13.5% - (continued)
		Electric - 0.1%
$	30,000	AES Corp. 4.88%, 05/15/2023	$30,300
	10,000	NRG Energy, Inc. 6.25%, 07/15/2022	10,188

			40,488

		Engineering & Construction - 0.9%
		SBA Tower Trust
	265,000	3.17%, 04/15/2022(3)	265,991
	310,000	3.60%, 04/15/2043(3)	310,121

			576,112

		Entertainment - 0.1%
	10,000	GLP Capital L.P. / GLP Financing II, Inc. 5.38%, 04/15/2026	10,550
		WMG Acquisition Corp.
	20,000	4.88%, 11/01/2024(3)	20,250
	10,000	5.00%, 08/01/2023(3)	10,175

			40,975

		Environmental Control - 0.1%
	35,000	Clean Harbors, Inc. 5.25%, 08/01/2020	35,700

		Food - 0.0%
	15,000	Lamb Weston Holdings, Inc. 4.63%, 11/01/2024(3)	15,488

		Forest Products & Paper - 0.0%
	15,000	Cascades, Inc. 5.50%, 07/15/2022(3)	15,113
	10,000	Clearwater Paper Corp. 5.38%, 02/01/2025(3)	9,850

			24,963

		Gas - 0.0%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	10,000	5.63%, 05/20/2024	10,175
	10,000	5.88%, 08/20/2026	10,150

			20,325

		Healthcare-Services - 0.2%
		Community Health Systems, Inc.
	25,000	5.13%, 08/01/2021	24,781
	5,000	6.25%, 03/31/2023	5,088
	25,000	HCA, Inc. 7.50%, 02/15/2022	28,760
	30,000	LifePoint Health, Inc. 5.88%, 12/01/2023	30,975
	15,000	MEDNAX, Inc. 5.25%, 12/01/2023(3)	15,338
	55,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	57,887

			162,829

		Home Builders - 0.1%
	22,000	CalAtlantic Group, Inc. 5.38%, 10/01/2022	23,485
	20,000	Meritage Homes Corp. 6.00%, 06/01/2025	21,310

			44,795

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 13.5% - (continued)
		Household Products/Wares - 0.0%
$	20,000	ACCO Brands Corp. 5.25%, 12/15/2024(3)	$20,600

		Insurance - 1.9%
	15,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	15,487
	400,000	Demeter Investments B.V. for Swiss Re Ltd. 5.75%, 08/15/2050(4)(10)	425,860
	25,000	Genworth Holdings, Inc. 4.90%, 08/15/2023	21,000
EUR	400,000	Intesa Sanpaolo Vita S.p.A. 4.75%, 12/17/2024(4)(9)(10)	444,434
	300,000	Mapfre S.A. 5.92%, 07/24/2037(4)	331,038
$	5,000	MGIC Investment Corp. 5.75%, 08/15/2023	5,363

			1,243,182

		Iron/Steel - 0.3%
	200,000	Koks OAO Via Koks Finance Ltd. 7.50%, 05/04/2022(3)(5)	200,940
	30,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	31,687

			232,627

		IT Services - 0.0%
	15,000	NCR Corp. 5.00%, 07/15/2022	15,300

		Machinery - Construction & Mining - 0.0%
	15,000	Oshkosh Corp. 5.38%, 03/01/2025	15,638

		Media - 0.4%
	5,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 09/30/2022	5,187
		Charter Communications Operating LLC / Charter Communications Operating Capital
	40,000	4.91%, 07/23/2025	42,870
	5,000	6.48%, 10/23/2045	5,872
		DISH DBS Corp.
	36,000	5.88%, 07/15/2022	38,134
	20,000	6.75%, 06/01/2021	21,750
	57,000	Liberty Interactive LLC 8.25%, 02/01/2030	61,127
	40,000	TEGNA, Inc. 4.88%, 09/15/2021(3)	41,300
	5,000	Viacom, Inc. 5.88%, 02/28/2057(4)	5,163
	20,000	Videotron Ltd. 5.38%, 06/15/2024(3)	21,075

			242,478

		Mining - 0.1%
	25,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	26,375
	15,000	Teck Resources Ltd. 8.50%, 06/01/2024(3)	17,381

			43,756

		Multi-National - 0.0%
INR	1,430,000	International Finance Corp. 7.10%, 03/21/2031	22,743

The accompanying notes are an integral part of these financial statements.

198

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 13.5% - (continued)
		Oil & Gas - 1.0%
$	15,000	Antero Resources Corp. 5.63%, 06/01/2023	$15,431
	20,000	Concho Resources, Inc. 5.50%, 04/01/2023	20,738
		Continental Resources, Inc.
	10,000	4.50%, 04/15/2023	9,850
	25,000	5.00%, 09/15/2022	25,219
	495,000	KazMunayGas National Co. JSC 5.75%, 04/19/2047(3)	482,674
	24,785	Shelf Drilling Holdings Ltd. 9.50%, 11/02/2020(3)	24,661
	15,000	Tesoro Corp. 5.13%, 04/01/2024	15,825
		WPX Energy, Inc.
	35,000	5.25%, 09/15/2024	34,125
	10,000	6.00%, 01/15/2022	10,150

			638,673

		Packaging & Containers - 0.1%
	15,000	Crown Americas LLC / Crown Americas Capital Corp. 4.25%, 09/30/2026(3)	14,700
	15,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(3)	16,050
	25,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(3)	26,062

			56,812

		Pharmaceuticals - 0.0%
		Valeant Pharmaceuticals International, Inc.
	5,000	6.50%, 03/15/2022(3)	5,119
	5,000	7.00%, 03/15/2024(3)	5,100

			10,219

		Pipelines - 0.2%
		DCP Midstream Operating L.P.
	5,000	3.88%, 03/15/2023	4,875
	11,000	4.95%, 04/01/2022	11,254
	60,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	67,612
	25,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.25%, 10/15/2022	26,813

			110,554

		Retail - 0.0%
	15,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.25%, 06/01/2026(3)	15,375
	15,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	14,962

			30,337

		Savings & Loans - 0.3%
GBP	150,000	Nationwide Building Society 6.88%, 06/20/2019(4)(9)(10)	201,084

		Semiconductors - 0.0%
		Sensata Technologies B.V.
$	25,000	5.00%, 10/01/2025(3)	25,531
	5,000	5.63%, 11/01/2024(3)	5,300

			30,831

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 13.5% - (continued)
		Software - 0.1%
		First Data Corp.
$	15,000	5.00%, 01/15/2024(3)	$15,341
	25,000	5.38%, 08/15/2023(3)	26,000
	15,000	MSCI, Inc. 5.75%, 08/15/2025(3)	16,163

			57,504

		Telecommunications - 0.7%
	110,000	AT&T, Inc. 4.75%, 05/15/2046	103,038
	240,000	Mobile Telesystems OJSC via MTS International Funding Ltd. 5.00%, 05/30/2023(3)	249,324
	25,000	Nokia Oyj 6.63%, 05/15/2039	27,332
	42,000	Sprint Communications, Inc. 7.00%, 03/01/2020(3)	45,885
		Telecom Italia Capital S.A.
	11,000	6.00%, 09/30/2034	11,248
	10,000	6.38%, 11/15/2033	10,480
	15,000	7.72%, 06/04/2038	17,288

			464,595

		Total Corporate Bonds (cost $8,817,295)	$8,922,104

FOREIGN GOVERNMENT OBLIGATIONS - 3.8%
		Argentina - 1.1%
		Argentina Treasury Bill
	77,752	2.56%, 07/14/2017	$77,363
	91,683	2.63%, 05/26/2017	91,502
	165,957	3.18%, 12/15/2017	162,969
	166,432	3.34%, 04/27/2018	161,239
	245,000	Argentine Republic Government International Bond 6.88%, 01/26/2027	258,843

			751,916

		Brazil - 0.1%
BRL	216,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2021	68,241

		Chile - 0.0%
CLP	5,000,000	Bonos de la Tesoreria de la Republica en pesos 6.00%, 01/01/2020	8,036

		Colombia - 0.1%
COP	96,800,000	Colombian TES 10.00%, 07/24/2024	40,263

		Hungary - 0.0%
$	20,000	Hungary Government International Bond 6.38%, 03/29/2021	22,600

		Indonesia - 0.1%
IDR	839,000,000	Indonesia Treasury Bond 8.38%, 09/15/2026	68,422

		Malaysia - 0.1%
MYR	171,000	Malaysia Government Bond 3.80%, 09/30/2022	39,368

		Mexico - 0.9%
		Mexican Bonos
MXN	5,567,400	5.00%, 12/11/2019	282,983
	1,208,800	10.00%, 12/05/2024	74,940

The accompanying notes are an integral part of these financial statements.

199

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.8% - (continued)
		Mexico - 0.9% - (continued)
MXN	3,937,209	Mexican Udibonos 4.00%, 11/08/2046(11)	$217,772

			575,695

		Oman - 0.3%
$	200,000	Oman Government International Bond 5.38%, 03/08/2027(3)	208,668

		Peru - 0.0%
PEN	30,000	Peru Government Bond 8.20%, 08/12/2026	10,955

		Poland - 0.1%
PLN	248,000	Poland Government Bond 2.00%, 04/25/2021	62,409

		Romania - 0.0%
RON	60,000	Romania Government Bond 5.75%, 04/29/2020	15,901

		South Africa - 0.4%
ZAR	1,280,000	Republic of South Africa Government Bond 6.25%, 03/31/2036	69,157
	849,000	South Africa Government Bond 7.00%, 02/28/2031	52,930
	2,297,856	South Africa Government Bond - CPI Linked 2.00%, 01/31/2025(11)	168,185

			290,272

		Supranational - 0.1%
INR	2,760,000	International Finance Corp. 7.80%, 06/03/2019	44,091

		Thailand - 0.1%
THB	1,170,000	Thailand Government Bond 3.63%, 06/16/2023	36,203

		Turkey - 0.3%
TRY	170,000	Turkey Government Bond 9.40%, 07/08/2020	46,138
$	200,000	Turkey Government International Bond 4.88%, 04/16/2043	180,750

			226,888

		Venezuela - 0.1%
	71,000	Venezuela Government International Bond 7.75%, 10/13/2019(10)	42,721

		Total Foreign Government Obligations (cost $2,487,439)	$2,512,649

MUNICIPAL BONDS - 2.1%
		General - 1.2%
	250,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	$312,392
		Puerto Rico Commonwealth Government Employees Retirement System
	530,000	6.20%, 07/01/2039	226,575
	530,000	6.30%, 07/01/2043	226,575
	120,000	6.55%, 07/01/2058	51,300

			816,842

		General Obligation - 0.9%
	340,000	City of Chicago, IL, GO 7.05%, 01/01/2029	348,109

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 2.1% - (continued)
	General Obligation - 0.9% - (continued)
230,000	Illinois State, GO 5.10%, 06/01/2033	$206,554

		554,663

	Total Municipal Bonds (cost $1,480,155)	$1,371,505

SENIOR FLOATING RATE INTERESTS - 17.5%(12)
	Advertising - 0.1%
101,102	Acosta Holdco, Inc. 4.25%, 09/26/2021	$93,982

	Aerospace/Defense - 0.5%
108,066	Fly Funding II S.a.r.l. 3.79%, 02/09/2022	108,100
196,192	TransDigm, Inc. 4.04%, 05/14/2022	195,923

		304,023

	Agriculture - 0.1%
98,728	Pinnacle Operating Corp. 8.25%, 11/15/2021	91,899

	Chemicals - 0.2%
48,756	Chemours Co. 3.49%, 05/12/2022	49,091
114,139	Nexeo Solutions LLC 4.87%, 06/09/2023	115,281

		164,372

	Coal - 0.2%
160,000	Foresight Energy LLC 0.00%, 03/10/2024(13)	154,450

	Commercial Services - 0.5%
114,713	Quikrete Holdings, Inc. 4.24%, 11/15/2023	114,880
138,950	Russell Investment Group 6.75%, 06/01/2023	140,427
99,750	Xerox Business Services LLC 4.99%, 12/07/2023	101,413

		356,720

	Distribution/Wholesale - 0.4%
149,782	FPC Holdings, Inc. 5.25%, 11/19/2019	142,854
90,231	PowerTeam Services LLC 4.40%, 05/06/2020	89,554

		232,408

	Diversified Financial Services - 0.4%
135,000	EVO Payments International LLC 6.00%, 12/22/2023	136,435
100,000	Telenet International Finance S.a.r.l. 0.00%, 01/01/1900(5)(13)	100,250

		236,685

	Electric - 0.7%
153,838	Calpine Corp. 3.90%, 05/31/2023	154,319
100,000	Chief Exploration & Development LLC 7.93%, 05/16/2021	96,000
132,957	Gates Global LLC 4.41%, 04/01/2024	133,555

The accompanying notes are an integral part of these financial statements.

200

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.5%(12) - (continued)
	Electric - 0.7% - (continued)
103,864	Seadrill Partners Finco LLC 4.15%, 02/21/2021	$69,849

		453,723

	Electronics - 0.2%
119,690	Ceridian LLC 4.50%, 09/15/2020	119,466

	Energy-Alternate Sources - 0.1%
77,720	EMG Utica LLC 4.90%, 03/27/2020	78,061

	Entertainment - 0.3%
110,000	Eldorado Resorts LLC 0.00%, 03/13/2024(13)	109,725
78,889	Scientific Games International, Inc. 4.99%, 10/01/2021	80,035

		189,760

	Food - 0.2%
152,496	Albertsons LLC 3.99%, 08/22/2021	152,989

	Healthcare-Products - 0.1%
98,992	Alere, Inc. 4.25%, 06/18/2022	99,446

	Healthcare-Services - 1.0%
	Community Health Systems, Inc.
49,796	3.80%, 12/31/2019	49,590
91,623	4.05%, 01/27/2021	91,012
103,952	Envision Healthcare Corp. 4.15%, 12/01/2023	104,914
99,750	inVentiv Health, Inc. 4.80%, 11/09/2023	100,263
114,013	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	115,459
101,506	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	100,957
122,939	U.S. Renal Care, Inc. 5.40%, 12/31/2022	116,484

		678,679

	Holding Companies-Diversified - 0.2%
125,000	PSAV Holdings LLC 0.00%, 04/21/2024(5)(13)	124,688

	Household Products/Wares - 0.1%
60,000	Galleria Co. 4.00%, 09/29/2023	60,400

	Insurance - 1.4%
	Asurion LLC
343,381	4.25%, 08/04/2022	345,455
105,000	8.50%, 03/03/2021	106,531
105,875	Evertec Group LLC 3.49%, 04/17/2020	105,545
	Sedgwick Claims Management Services, Inc.
249,763	3.75%, 03/01/2021	249,825
140,000	6.75%, 02/28/2022	140,116

		947,472

	IT Services - 0.2%
105,000	Tempo Acquisition LLC 0.00%, 03/15/2024(5)(13)	104,921

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.5%(12) - (continued)
	Leisure Time - 0.4%
	Delta 2 (LUX) S.a.r.l.
200,000	4.57%, 02/01/2024	$200,200
91,000	8.07%, 07/29/2022	91,796

		291,996

	Lodging - 1.0%
459,293	Caesars Entertainment Operating Co. 1.50%, 03/01/2022*(6)	534,310
97,250	Caesars Growth Properties Holdings LLC 0.00%, 05/08/2021	97,736

		632,046

	Machinery-Construction & Mining - 0.5%
213,741	American Rock Salt Holdings LLC 4.90%, 05/20/2021	213,741
146,702	Headwaters, Inc. 4.00%, 03/24/2022	146,922

		360,663

	Media - 1.0%
101,873	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	99,369
124,475	Getty Images, Inc. 4.75%, 10/18/2019	109,953
124,863	ION Media Networks, Inc. 4.50%, 12/18/2020	126,034
194,598	Numericable U.S. LLC 4.42%, 01/14/2025	194,744
108,859	Tribune Media Co. 3.99%, 01/27/2024	109,471

		639,571

	Metal Fabricate/Hardware - 0.2%
100,386	Rexnord LLC 3.89%, 08/21/2023	100,691

	Miscellaneous Manufacturing - 0.2%
158,102	Sram LLC 4.54%, 03/15/2024	157,706

	Oil & Gas - 0.6%
115,000	California Resources Corp. 11.38%, 12/31/2021	126,356
100,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	107,969
214,899	Pinnacle Holdco S.a.r.l. 4.75%, 07/30/2019	174,068

		408,393

	Packaging & Containers - 0.7%
142,065	Berry Plastics Group, Inc. 3.51%, 10/01/2022	142,953
194,712	Reynolds Group Holdings, Inc. 3.99%, 02/05/2023	195,673
114,468	Signode Industrial Group U.S., Inc. 3.81%, 05/01/2021	114,897

		453,523

	Pharmaceuticals - 0.2%
125,000	Endo Luxembourg Finance Co. I S.a r.l. 0.00%, 04/05/2024(5)(13)	125,938

	Pipelines - 0.1%
96,000	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	88,560

The accompanying notes are an integral part of these financial statements.

201

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.5%(12) - (continued)
	Real Estate - 0.3%
182,567	DTZ U.S. Borrower LLC 4.34%, 11/04/2021	$183,226

	REITS - 0.2%
103,950	MGM Growth Properties Operating Partnership L.P. 3.49%, 04/25/2023	104,136

	Retail - 1.1%
125,000	Bass Pro Group LLC 6.15%, 12/16/2023	121,632
110,347	Michaels Stores, Inc. 3.75%, 01/30/2023	110,105
100,091	Neiman Marcus Group Ltd. LLC 4.25%, 10/25/2020	79,740
172,749	Party City Holdings, Inc. 4.17%, 08/19/2022	172,558
217,171	U.S. Foods, Inc. 3.74%, 06/27/2023	219,052

		703,087

	Software - 2.4%
100,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	100,263
194,177	Epicor Software Corp. 4.75%, 06/01/2022	193,874
266,185	First Data Corp. 0.00%, 04/26/2024	266,052
100,000	Go Daddy Operating Co. LLC 3.49%, 02/15/2024	100,388
143,015	Infor U.S., Inc. 3.90%, 02/01/2022	142,680
5,804	MA FinanceCo LLC 0.00%, 04/18/2024(5)(13)	5,820
281,737	Magic Newco LLC 5.00%, 12/12/2018	281,988
110,000	Misys Europe S.A. 0.00%, 04/27/2024(5)(13)	110,757
39,196	Seattle Spinco, Inc. 0.00%, 04/30/2024(5)(13)	39,306
100,738	SS&C Technologies, Inc. 3.24%, 07/08/2022	101,431
248,125	WEX, Inc. 4.49%, 07/01/2023	250,529

		1,593,088

	Telecommunications - 1.2%
77,833	Entravision Communications Corp. 3.65%, 05/31/2020	78,028
125,000	Level 3 Financing, Inc. 3.24%, 02/22/2024	125,358
180,600	Salem Communications Corp. 4.50%, 03/13/2020	176,988
100,000	Sprint Communications, Inc. 3.50%, 02/02/2024	100,063
292,434	Univision Communications, Inc. 3.75%, 03/15/2024	290,378

		770,815

	Trucking & Leasing - 0.5%
130,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.74%, 03/20/2022	131,893

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.5%(12) - (continued)
	Trucking & Leasing - 0.5% - (continued)
171,833	Consolidated Container Co. LLC 5.00%, 07/03/2019	$171,833

		303,726

	Total Senior Floating Rate Interests (cost $11,626,524)	$11,561,309

U.S. GOVERNMENT AGENCIES - 47.0%
	FHLMC - 15.3%
9,360	0.01%, 11/15/2036(14)	$8,854
62,930	3.00%, 03/15/2033(8)	8,173
3,700,000	3.00%, 05/01/2047(15)	3,694,797
2,100,000	3.50%, 05/01/2047(15)	2,159,309
1,000,000	3.50%, 06/01/2047(15)	1,026,055
212,670	4.00%, 07/15/2027(8)	22,804
600,000	4.00%, 05/01/2047(15)	631,594
600,000	4.00%, 06/01/2047(15)	630,281
338,000	4.44%, 10/25/2029(4)	346,357
72,012	4.50%, 03/15/2041	81,746
176,313	4.75%, 07/15/2039	190,279
310,000	4.89%, 04/25/2029(4)	329,967
16,664	5.50%, 08/15/2033	18,232
368,748	5.50%, 12/01/2037	409,124
440,094	5.50%, 01/01/2039	488,488
59,935	6.50%, 07/15/2036	67,359

		10,113,419

	FNMA - 22.5%
78,302	0.01%, 06/25/2036(14)	69,540
283,803	1.83%, 04/25/2055(4)(8)	14,905
5,000	2.44%, 01/01/2023	5,051
58,559	2.50%, 06/25/2028(8)	4,919
2,200,000	2.50%, 05/01/2032(15)	2,212,633
398,821	3.00%, 01/25/2028(8)	37,258
170,732	3.00%, 04/25/2028(8)	15,930
1,300,000	3.00%, 05/01/2032(15)	1,337,273
700,000	3.00%, 05/01/2047(15)	699,180
30,000	3.16%, 12/01/2026	30,739
50,000	3.21%, 05/01/2023	52,104
24,684	3.24%, 12/01/2026	25,450
47,729	3.26%, 05/01/2024	49,964
192,153	3.30%, 12/01/2026	199,008
24,707	3.34%, 04/01/2024	25,969
9,657	3.45%, 01/01/2024	10,199
9,595	3.47%, 01/01/2024	10,144
108,603	3.50%, 05/25/2030(8)	14,482
279,153	3.50%, 01/01/2046	287,302
4,800,000	3.50%, 05/01/2047(15)	4,935,563
2,300,000	3.50%, 06/01/2047(15)	2,360,106
23,891	3.67%, 08/01/2023	25,403
5,000	3.70%, 10/01/2023	5,336
10,000	3.76%, 03/01/2024	10,698
15,000	3.86%, 12/01/2025	16,121
5,000	3.86%, 11/01/2023	5,393
23,715	3.87%, 10/01/2025	25,606
33,973	3.89%, 05/01/2030	35,917
34,775	3.93%, 10/01/2023	37,496
9,596	3.96%, 05/01/2034	10,174
9,875	3.97%, 05/01/2029	10,687
55,660	4.00%, 03/25/2042(8)	7,799
400,000	4.00%, 05/01/2047(15)	421,250
900,000	4.00%, 06/01/2047(15)	945,844
18,519	4.06%, 10/01/2028	20,294

The accompanying notes are an integral part of these financial statements.

202

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 47.0% - (continued)
	FNMA - 22.5% - (continued)
53,210	4.50%, 07/25/2027(8)	$5,543
243,633	4.50%, 10/01/2040	262,961
109,272	4.50%, 10/01/2041	117,926
95,188	4.50%, 09/01/2043	102,759
31,599	5.46%, 05/25/2042(4)(8)	3,572
92,894	5.50%, 04/25/2035	103,361
41,576	5.50%, 04/25/2037	46,347
187,144	5.50%, 06/25/2042(8)	39,835
175,400	6.00%, 09/01/2039	198,610

		14,856,651

	GNMA - 9.2%
1,800,000	3.00%, 05/01/2047(5)(15)	1,824,188
1,100,000	3.50%, 05/01/2047(15)	1,143,227
48,872	4.00%, 05/16/2042(8)	7,872
600,000	4.00%, 05/01/2047(15)	634,453
500,000	4.00%, 06/01/2047(15)	527,705
1,000,000	4.50%, 05/01/2047(5)(15)	1,067,031
95,956	5.00%, 06/15/2041	106,060
139,840	5.00%, 10/16/2041(8)	22,649
185,501	5.00%, 03/15/2044	204,653
2,250	6.00%, 08/15/2032	2,552
139,524	6.00%, 06/15/2036	159,027
55,980	6.00%, 08/15/2036	64,219
41,400	6.00%, 12/15/2038	46,938
108,883	6.00%, 01/15/2039	123,446
103,921	6.00%, 12/15/2040	117,820

		6,051,840

	Total U.S. Government Agencies (cost $30,902,988)	$31,021,910

U.S. GOVERNMENT SECURITIES - 8.1%
	U.S. Treasury Securities - 8.1%
	U.S. Treasury Bonds - 1.9%
59,288	0.75%, 02/15/2042(11)	$57,544
112,747	0.75%, 02/15/2045(11)	108,326
39,445	2.13%, 02/15/2040(11)	50,096
33,368	2.13%, 02/15/2041(11)	42,617
219,676	2.38%, 01/15/2025(11)	253,776
156,561	2.50%, 01/15/2029(11)	192,586
453,000	2.50%, 02/15/2046(16)	411,717
28,614	3.63%, 04/15/2028(11)	38,223
53,340	3.88%, 04/15/2029(11)	74,156

		1,229,041

	U.S. Treasury Notes - 6.2%
110,638	0.13%, 04/15/2018(11)	110,870
161,124	0.13%, 04/15/2019(11)	162,616
146,658	0.13%, 04/15/2020(11)	148,384
63,719	0.13%, 04/15/2021(11)(16)	64,326
1,368,859	0.13%, 04/15/2022(11)	1,377,748
74,144	0.13%, 07/15/2022(11)	74,845
263,636	0.13%, 07/15/2024(11)	262,421
35,997	0.25%, 01/15/2025(11)	35,832
87,306	0.38%, 07/15/2025(11)	88,049
93,953	0.63%, 01/15/2024(11)	96,570
1,452,581	0.63%, 01/15/2026(11)(17)	1,488,127
27,000	1.00%, 05/31/2018	26,954
23,383	1.13%, 01/15/2021(11)	24,573

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 8.1% - (continued)
	U.S. Treasury Notes - 6.2% - (continued)
155,248	1.25%, 07/15/2020(11)	$163,689

		4,125,004

		5,354,045

	Total U.S. Government Securities (cost $5,357,760)	$5,354,045

	Total Long-Term Investments (cost $88,353,780)	$88,346,377

SHORT-TERM INVESTMENTS - 10.1%
	Other Investment Pools & Funds - 10.1%
6,648,954	Fidelity Institutional Government Fund, Institutional Class	$6,648,954

	Total Short-Term Investments (cost $6,648,954)	$6,648,954

Total Investments Excluding Purchased Options (cost $95,002,734)	144.0%	$94,995,331

Total Purchased Options (cost $14,810)	0.1%	$17,185

Total Investments (cost $95,017,544)^	144.1%	$95,012,516
Other Assets and Liabilities	(44.1)%	(29,061,350)

Total Net Assets	100.0%	$65,951,166

The accompanying notes are an integral part of these financial statements.

203

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$1,382,687
Unrealized Depreciation	(1,387,715)

Net Unrealized Depreciation	$(5,028)

*	Non-income producing.

(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $24,262, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
01/2015	45,120	Long Beach Asset Holdings Corp.	$45,120
01/2015	22,008	Nationstar NIM Ltd.	22,008
10/2016	100,000	TCEH Corp.	—
09/2016	2,426	Templar Energy LLC Class A	20,774

			$87,902

At April 30, 2017, the aggregate value of these securities was $24,262, which represented 0.0% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $21,266,077, which represented 32.2% of total net assets.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,035,493 at April 30, 2017.

(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(8)	Securities disclosed are interest-only strips.

(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(10)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $3,409,853, which represented 5.2% of total net assets.

(11)	The principal amount for these securities is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its

The accompanying notes are an integral part of these financial statements.

204

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(14)	Securities disclosed are principal-only strips.

(15)	Represents or includes a TBA transaction.

(16)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

(17)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

OTC Option Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
USD Put/TRY Call	GSC	3.59 TRY per USD	05/24/17	USD	337,000	$4,943	$3,522	$1,421
USD Put/TRY Call	GSC	3.71 TRY per USD	04/06/18	USD	23,000	8,502	5,807	2,695

Total Puts					360,000	$13,445	$9,329	$4,116

Total purchased option contracts					360,000	$13,445	$9,329	$4,116

OTC Swaption Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
Interest Rate Swaption EUR	GSC	0.15%	05/26/17	EUR	8,900,000	$3,740	$5,482	$(1,742)

Total purchased swaption contracts					8,900,000	$3,740	$5,482	$(1,742)

OTC Swaption Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
Credit Default Swaption ITRAXX.XOV.27	BCLY	300.00 EUR	05/17/17	EUR	(4,335,000)	$(77,047)	$(44,192)	$(32,855)

Written swaption contracts:
Puts
Credit Default Swaption ITRAXX.EUR.27	BCLY	300.00 EUR	05/17/17	EUR	(4,335,000)	$(3,210)	$(51,557)	$48,347

Total written swaption contracts					(8,670,000)	$(80,257)	$(95,749)	$15,492

The accompanying notes are an integral part of these financial statements.

205

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollar 90-Day Future	27	09/18/2017	$6,655,768	$6,655,500	$(268)
U.S. Treasury 5-Year Note Future	83	06/30/2017	9,757,287	9,827,719	70,432
U.S. Ultra Bond Future	1	06/21/2017	160,564	162,937	2,373

Total					$72,537

Short position contracts:
Euro Schatz Future	79	05/26/2017	$6,276	$3,442	$2,834
Euro-Bund Future	3	06/08/2017	525,235	528,681	(3,446)
Eurodollar 3-Month Future	54	09/17/2018	13,268,340	13,262,400	5,940
Long Gilt Future	14	06/28/2017	2,304,363	2,325,893	(21,530)
U.S. Treasury 10-Year Note Future	169	06/21/2017	20,981,222	21,246,469	(265,247)
U.S. Treasury 2-Year Note Future	76	06/30/2017	16,448,799	16,462,312	(13,513)
U.S. Treasury Long Bond Future	3	06/21/2017	439,869	458,906	(19,037)

Total					$(313,999)

Total futures contracts					$(241,462)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017
	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Reference Entity
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	MSC	USD	24,509	(0.18)%	07/25/45	$540	$—	$455	$(85)
ABX.HE.AAA.06	JPM	USD	29,274	(0.18)%	07/25/45	639	—	543	(96)
ABX.HE.AAA.06	GSC	USD	8,850	(0.18)%	07/25/45	796	—	164	(632)
ABX.HE.AAA.07	JPM	USD	35,126	(0.09)%	08/25/37	8,387	—	3,378	(5,009)
ABX.HE.AAA.07	GSC	USD	98,352	(0.09)%	08/25/37	22,236	—	9,457	(12,779)
ABX.HE.AAA.07	MSC	USD	182,654	(0.09)%	08/25/37	43,724	—	17,564	(26,160)
ABX.HE.AAA.07	CSI	USD	249,393	(0.09)%	08/25/37	64,833	—	23,981	(40,852)
ABX.HE.PENAAA.06	MSC	USD	117,077	(0.11)%	05/25/46	13,377	—	10,816	(2,561)
ABX.HE.PENAAA.06	JPM	USD	155,089	(0.11)%	05/25/46	17,678	—	14,328	(3,350)
ABX.HE.PENAAA.06	GSC	USD	92,749	(0.11)%	05/25/46	23,187	—	8,568	(14,619)
CMBX.NA.A.7	JPM	USD	130,000	(2.00)%	01/17/47	5,014	—	4,380	(634)
CMBX.NA.A.9	MSC	USD	165,000	(2.00)%	09/17/58	5,796	—	6,791	995
CMBX.NA.A.9	MSC	USD	120,000	(2.00)%	09/17/58	5,318	—	4,939	(379)
CMBX.NA.A.9	DEUT	USD	80,000	(2.00)%	09/17/58	4,050	—	3,288	(762)
CMBX.NA.AA.7	CSI	USD	170,000	(1.50)%	01/17/47	5,285	—	1,335	(3,950)
CMBX.NA.AA.7	CSI	USD	255,000	(1.50)%	01/17/47	7,928	—	2,002	(5,926)
CMBX.NA.AA.7	CSI	USD	295,000	(1.50)%	01/17/47	9,171	—	2,316	(6,855)
CMBX.NA.AA.8	MSC	USD	95,000	(1.50)%	10/17/57	3,817	—	2,029	(1,788)
CMBX.NA.AS.7	CSI	USD	380,000	(1.00)%	01/17/47	6,896	—	(790)	(7,686)
CMBX.NA.AS.7	GSC	USD	260,000	(1.00)%	01/17/47	7,313	—	(533)	(7,846)
CMBX.NA.AS.8	DEUT	USD	75,000	(1.00)%	10/17/57	5,481	—	307	(5,174)
CMBX.NA.BB.8	CSI	USD	115,000	(5.00)%	10/17/57	27,017	—	29,631	2,614
CMBX.NA.BB.8	JPM	USD	65,000	(5.00)%	10/17/57	15,271	—	16,469	1,198
CMBX.NA.BB.8	CSI	USD	50,000	(5.00)%	10/17/57	11,855	—	12,883	1,028
CMBX.NA.BB.8	CSI	USD	55,000	(5.00)%	10/17/57	13,261	—	14,172	911
CMBX.NA.BB.8	JPM	USD	70,000	(5.00)%	10/17/57	16,878	—	17,736	858
CMBX.NA.BB.8	GSC	USD	55,000	(5.00)%	10/17/57	13,468	—	14,171	703
CMBX.NA.BB.8	GSC	USD	50,000	(5.00)%	10/17/57	12,338	—	12,883	545
CMBX.NA.BB.9	CSI	USD	215,000	(5.00)%	09/17/58	45,151	—	42,353	(2,798)
CMBX.NA.BBB.10	MSC	USD	85,000	(3.00)%	11/17/59	5,568	—	8,297	2,729
CMBX.NA.BBB.10	MSC	USD	130,000	(3.00)%	11/17/59	10,174	—	12,691	2,517
CMBX.NA.BBB.10	MSC	USD	20,000	(3.00)%	11/17/59	1,969	—	1,952	(17)

The accompanying notes are an integral part of these financial statements.

206

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)
	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Reference Entity
Buy protection: - (continued)
CMBX.NA.BBB.7	GSC	USD	95,000	(3.00)%	01/17/47	$8,156	$—	$7,638	$(518)
CMBX.NA.BBB.7	CSI	USD	140,000	(3.00)%	01/17/47	13,531	—	11,255	(2,276)
CMBX.NA.BBB.7	CSI	USD	160,000	(3.00)%	01/17/47	15,464	—	$12,863	(2,601)
CMBX.NA.BBB.7	MSC	USD	175,000	(3.00)%	01/17/47	17,910	—	14,070	(3,840)
CMBX.NA.BBB.7	MSC	USD	125,000	(3.00)%	01/17/47	9,313	—	10,070	757
CMBX.NA.BBB.7	DEUT	USD	75,000	(3.00)%	01/17/47	5,451	—	6,030	579
CMBX.NA.BBB.7	MSC	USD	105,000	(3.00)%	01/17/47	8,661	—	8,442	(219)
CMBX.NA.BBB.7	GSC	USD	60,000	(3.00)%	01/17/47	5,386	—	4,829	(557)
CMBX.NA.BBB.7	DEUT	USD	80,000	(3.00)%	01/17/47	7,587	—	6,432	(1,155)
CMBX.NA.BBB.7	DEUT	USD	80,000	(3.00)%	01/17/47	9,897	—	6,431	(3,466)
CMBX.NA.BBB.7	GSC	USD	75,000	(3.00)%	01/17/47	10,408	—	6,030	(4,378)
CMBX.NA.BBB.7	MSC	USD	695,000	(3.00)%	01/17/47	67,180	—	55,875	(11,305)
CMBX.NA.BBB.9	MSC	USD	60,000	(3.00)%	09/17/58	6,556	—	6,532	(24)
CMBX.NA.BBB.9	GSC	USD	135,000	(3.00)%	09/17/58	15,512	—	14,741	(771)
CMBX.NA.BBB.9	MSC	USD	125,000	(3.00)%	09/17/58	14,938	—	13,587	(1,351)
CMBX.NA.BBB.9	DEUT	USD	235,000	(3.00)%	09/17/58	28,853	—	25,583	(3,270)
CMBX.NA.BBB.9	JPM	USD	255,000	(3.00)%	09/17/58	31,857	—	27,101	(4,756)

Total						$711,076	$—	$536,065	$(175,011)

Sell protection:
CMBX.NA.A.9	JPM	USD	35,000	2.00%	09/17/58	$—	$(1,521)	$(1,440)	$81
CMBX.NA.AAA.6	MSC	USD	4,306,186	0.50%	05/11/63	—	(100,612)	(209)	100,403
CMBX.NA.AAA.6	GSC	USD	1,028,358	0.50%	05/11/63	—	(11,804)	394	12,198
CMBX.NA.AAA.6	JPM	USD	968,743	0.50%	05/11/63	—	(9,055)	371	9,426
CMBX.NA.AAA.6	DEUT	USD	312,978	0.50%	05/11/63	—	(7,629)	(16)	7,613
CMBX.NA.BB.6	CSI	USD	215,000	5.00%	05/11/63	—	(45,166)	(40,466)	4,700
CMBX.NA.BB.6	CSI	USD	125,000	5.00%	05/11/63	—	(25,344)	(23,527)	1,817
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	—	(16,757)	(15,974)	783
CMBX.NA.BB.6	CSI	USD	51,000	5.00%	05/11/63	—	(9,371)	(9,584)	(213)
CMBX.NA.BB.6	CSI	USD	105,000	5.00%	05/11/63	—	(19,293)	(19,733)	(440)
CMBX.NA.BB.6	CSI	USD	105,000	5.00%	05/11/63	—	(19,293)	(19,733)	(440)
CMBX.NA.BB.6	CSI	USD	110,000	5.00%	05/11/63	—	(20,212)	(20,673)	(461)
CMBX.NA.BB.6	GSC	USD	50,000	5.00%	05/11/63	—	(8,520)	(9,411)	(891)
CMBX.NA.BB.6	CSI	USD	55,000	5.00%	05/11/63	—	(9,311)	(10,351)	(1,040)
CMBX.NA.BB.6	CSI	USD	125,000	5.00%	05/11/63	—	(22,072)	(23,492)	(1,420)
CMBX.NA.BB.6	JPM	USD	70,000	5.00%	05/11/63	—	(11,399)	(12,873)	(1,474)
CMBX.NA.BB.6	CSI	USD	50,000	5.00%	05/11/63	—	(7,513)	(9,410)	(1,897)
CMBX.NA.BB.6	JPM	USD	65,000	5.00%	05/11/63	—	(9,643)	(11,959)	(2,316)
CMBX.NA.BB.6	MSC	USD	717,000	5.00%	05/11/63	—	(131,754)	(134,749)	(2,995)
CMBX.NA.BB.6	CSI	USD	115,000	5.00%	05/11/63	—	(17,061)	(21,645)	(4,584)
CMBX.NA.BB.6	GSC	USD	82,000	5.00%	05/11/63	—	(9,507)	(15,411)	(5,904)
CMBX.NA.BB.8	GSC	USD	210,000	5.00%	10/17/57	—	(63,844)	(54,052)	9,792
CMBX.NA.BB.8	MSC	USD	428,000	5.00%	10/17/57	—	(119,688)	(110,164)	9,524
CMBX.NA.BB.8	CSI	USD	215,000	5.00%	10/17/57	—	(60,119)	(55,339)	4,780
CMBX.NA.BB.8	CSI	USD	215,000	5.00%	10/17/57	—	(60,119)	(55,339)	4,780
CMBX.NA.BB.8	CSI	USD	85,000	5.00%	10/17/57	—	(23,768)	(21,878)	1,890
CMBX.NA.BB.8	MSC	USD	55,000	5.00%	10/17/57	—	(15,813)	(14,156)	1,657
CMBX.NA.BB.8	MSC	USD	50,000	5.00%	10/17/57	—	(14,355)	(12,870)	1,485
CMBX.NA.BB.8	GSC	USD	15,000	5.00%	10/17/57	—	(4,432)	(3,861)	571
CMBX.NA.BB.8	GSC	USD	15,000	5.00%	10/17/57	—	(4,175)	(3,860)	315
CMBX.NA.BB.8	GSC	USD	59,000	5.00%	10/17/57	—	(9,313)	(15,186)	(5,873)
CMBX.NA.BB.8	MLI	USD	50,000	5.00%	10/17/57	—	(5,948)	(12,870)	(6,922)
CMBX.NA.BB.8	GSC	USD	50,000	5.00%	10/17/57	—	(5,798)	(12,869)	(7,071)
CMBX.NA.BB.8	MLI	USD	110,000	5.00%	10/17/57	—	(13,858)	(28,313)	(14,455)
CMBX.NA.BB.8	MLI	USD	130,000	5.00%	10/17/57	—	(11,734)	(33,461)	(21,727)
CMBX.NA.BB.9	GSC	USD	115,000	5.00%	09/17/58	—	(31,593)	(22,623)	8,970
CMBX.NA.BB.9	MLI	USD	55,000	5.00%	09/17/58	—	(15,265)	(10,819)	4,446

The accompanying notes are an integral part of these financial statements.

207

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)
	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Reference Entity
Sell protection: - (continued)
CMBX.NA.BB.9	MLI	USD	45,000	5.00%	09/17/58	$—	$(12,153)	$(8,852)	$3,301
CMBX.NA.BBB.7	JPM	USD	160,000	3.00%	01/17/47	—	(13,328)	(12,477)	851
CMBX.NA.BBB.7	JPM	USD	80,000	3.00%	01/17/47	—	(5,870)	(6,239)	(369)
CMBX.NA.BBB.8	MSC	USD	120,000	3.00%	10/17/57	—	(20,223)	(18,485)	1,738
PrimeX.ARM.2	MSC	USD	209,888	4.58%	12/25/37	7,615	—	2,932	(4,683)
PrimeX.ARM.2	JPM	USD	65,997	4.58%	12/25/37	2,748	—	922	(1,826)

Total						$10,363	$(1,024,233)	$(909,750)	$104,120

Total traded indices						$721,439	$(1,024,233)	$(373,685)	$(70,891)

Credit default swaps on single-name issues:
Sell protection:
Brazil (Federated Republic of)	GSC	USD	122,000	1.00% / 1.95%	12/20/21	$—	$(5,955)	$(4,877)	$1,078
Brazil (Federated Republic of)	GSC	USD	234,000	1.00% / 2.15%	06/20/22	—	(13,147)	(12,534)	613

Total						$—	$(19,102)	$(17,411)	$1,691

Total single-name issues						$—	$(19,102)	$(17,411)	$1,691

Total OTC contracts						$721,439	$(1,043,335)	$(391,096)	$(69,200)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Reference Entity
Credit default swaps on indices:
Buy protection:
CDX.EM.27	USD	1,050,000	(1.00)%	06/20/22	$57,014	$45,335	$(11,679)
CDX.NA.HY.27	USD	63,360	(5.00)%	12/20/21	(4,815)	(5,386)	(571)
CDX.NA.HY.28	USD	3,960,000	(5.00)%	06/20/22	(246,426)	(313,898)	(67,472)
CDX.NA.IG.28	USD	2,733,000	(1.00)%	06/20/22	(42,001)	(50,146)	(8,145)
ITRAXX.XOV.27	EUR	1,394,000	(5.00)%	06/20/22	141,306	169,728	28,422

Total					$(94,922)	$(154,367)	$(59,445)

Total					$(94,922)	$(154,367)	$(59,445)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

208

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Cross Currency Swap Contracts Outstanding at April 30, 2017

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Fixed Rate equal to 4.59% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	GSC	USD 141,482	CNH 985,000	$—	$(1,899)	$(1,396)	$503
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 4.80% based on the notional amount of currency delivered	09/20/22	DEUT	USD 73,252	CNH 505,000	—	(465)	$29	494
Fixed Rate equal to 4.80% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	DEUT	CNH 505,000	USD 73,252	465	—	701	236
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 4.59% based on the notional amount of currency delivered	09/20/22	GSC	CNH 985,000	USD 141,482	1,899	—	1,339	(560)

Total						$2,364	$(2,364)	$673	$673

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
BCLY	1.90% Fixed	CPURNSA	USD	3,670,000	07/15/24	$—	$—	$108,145	$108,145
BNP	2.21% Fixed	CPURNSA	USD	1,932,000	07/15/24	—	—	(635)	(635)

Total						$—	$—	$107,510	$107,510

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017
Payments made by Fund		Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate		1.00% Fixed	USD	2,118,000	09/29/26	$57,389	$—	$163,229	$105,840
12M Federal Funds Rate		1.63% Fixed	USD	1,810,000	11/14/26	—	—	38,306	38,306

Total						$57,389	$—	$201,535	$144,146

The accompanying notes are an integral part of these financial statements.

209

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Buy	05/31/17	CBA	$168,705	$166,888	$(1,817)
AUD	Buy	05/31/17	ANZ	167,997	166,140	(1,857)
BRL	Buy	06/21/17	MSC	208,288	206,936	(1,352)
BRL	Buy	06/21/17	MSC	206,399	204,757	(1,642)
BRL	Buy	06/21/17	MSC	206,588	204,135	(2,453)
BRL	Buy	06/21/17	MSC	212,211	207,558	(4,653)
BRL	Sell	06/21/17	MSC	165,677	162,436	3,241
BRL	Sell	06/21/17	MSC	163,132	161,814	1,318
BRL	Sell	06/21/17	SCB	40,215	39,520	695
BRL	Sell	06/21/17	SSG	455,064	459,615	(4,551)
CAD	Buy	05/31/17	ANZ	1,171,783	1,152,095	(19,688)
CHF	Sell	05/31/17	SCB	523,485	523,682	(197)
CNH	Buy	06/21/17	SCB	70,282	70,125	(157)
CNH	Buy	06/21/17	MSC	70,547	70,125	(422)
CNH	Buy	06/21/17	JPM	140,585	140,106	(479)
CNY	Buy	06/21/17	CSFB	66,695	67,184	489
COP	Buy	06/21/17	CSFB	6,991	6,821	(170)
COP	Buy	06/21/17	JPM	211,098	205,564	(5,534)
COP	Sell	06/21/17	SCB	206,603	212,385	(5,782)
EGP	Buy	06/21/17	SCB	7,395	7,233	(162)
EGP	Buy	06/21/17	CBK	9,174	8,822	(352)
EGP	Buy	06/21/17	CBK	27,315	25,697	(1,618)
EGP	Buy	03/06/18	GSC	6,158	6,046	(112)
EGP	Buy	03/06/18	GSC	7,757	7,596	(161)
EGP	Buy	03/06/18	CBK	17,358	16,639	(719)
EGP	Buy	03/29/18	CBK	43,556	43,966	410
EUR	Buy	06/21/17	CBK	5,307	5,461	154
EUR	Sell	05/31/17	CBK	2,661,072	2,698,092	(37,020)
EUR	Sell	06/21/17	UBS	5,357	5,461	(104)
GBP	Sell	05/31/17	UBS	1,050,790	1,064,303	(13,513)
GHS	Buy	06/21/17	SCB	39,344	44,160	4,816
GHS	Buy	06/21/17	CBK	19,512	22,080	2,568
GHS	Buy	06/21/17	CBK	19,794	22,080	2,286
GHS	Sell	06/21/17	CBK	30,607	30,130	477
GHS	Sell	06/21/17	SCB	29,263	29,210	53
GHS	Sell	06/21/17	SCB	19,355	19,320	35
GHS	Sell	06/21/17	SCB	9,677	9,660	17
HUF	Buy	06/21/17	SCB	344,386	347,927	3,541
HUF	Buy	06/21/17	SCB	116,121	117,221	1,100
HUF	Buy	06/21/17	UBS	23,279	23,693	414
HUF	Sell	06/21/17	JPM	744	756	(12)
HUF	Sell	06/21/17	CSFB	54,868	55,417	(549)
HUF	Sell	06/21/17	BCLY	114,667	116,203	(1,536)
HUF	Sell	06/21/17	BOA	132,650	134,408	(1,758)
HUF	Sell	06/21/17	BOA	156,501	158,363	(1,862)
JPY	Sell	05/31/17	HSBC	755,473	747,216	8,257
JPY	Sell	05/31/17	NOM	498,944	493,166	5,778
JPY	Sell	05/31/17	DEUT	256,462	254,051	2,411
MXN	Sell	06/21/17	JPM	88,630	88,415	215
MXN	Sell	06/21/17	GSC	20,074	20,116	(42)
MXN	Sell	06/21/17	SSG	110,358	111,849	(1,491)
MXN	Sell	06/21/17	RBC	233,945	247,025	(13,080)
PHP	Buy	06/21/17	HSBC	144,085	145,603	1,518
PHP	Buy	06/21/17	BCLY	144,800	145,603	803
PHP	Buy	06/21/17	SCB	2,354	2,395	41
PHP	Sell	06/21/17	BCLY	285,686	291,206	(5,520)
RON	Buy	06/26/17	CBK	549,373	559,903	10,530
RON	Buy	08/28/17	CBK	266,881	271,909	5,028

The accompanying notes are an integral part of these financial statements.

210

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
RON	Buy	08/28/17	CBK	$2,369	$2,407	$38
RON	Sell	06/26/17	CBK	581,707	559,903	21,804
RON	Sell	08/28/17	JPM	181,215	170,846	10,369
RON	Sell	08/28/17	BNP	109,624	103,470	6,154
RUB	Buy	06/21/17	CBK	28,530	34,372	5,842
THB	Buy	06/21/17	JPM	146,190	148,112	1,922
THB	Buy	06/21/17	HSBC	146,491	148,112	1,621
THB	Buy	06/21/17	JPM	255	260	5
THB	Sell	06/21/17	JPM	261	260	1
THB	Sell	06/21/17	JPM	293,570	296,224	(2,654)
TRY	Buy	06/21/17	HSBC	173,933	187,199	13,266
TRY	Buy	06/21/17	BNP	175,725	187,199	11,474
TRY	Buy	06/21/17	JPM	142,067	149,205	7,138
TRY	Buy	06/21/17	MSC	144,873	148,927	4,054
TRY	Sell	06/21/17	GSC	141,033	149,204	(8,171)
TRY	Sell	06/21/17	HSBC	140,235	148,927	(8,692)
TRY	Sell	06/21/17	SCB	175,570	187,198	(11,628)
TRY	Sell	06/21/17	DEUT	175,563	187,198	(11,635)
ZAR	Buy	06/21/17	JPM	186,486	185,473	(1,013)
ZAR	Sell	06/21/17	CBK	129,170	125,329	3,841
ZAR	Sell	06/21/17	JPM	170,988	167,822	3,166
ZAR	Sell	06/21/17	HSBC	62,077	62,368	(291)
ZAR	Sell	06/21/17	JPM	60,529	61,552	(1,023)
ZMW	Buy	06/21/17	CBK	43,434	45,157	1,723
ZMW	Buy	06/21/17	CBK	21,827	22,578	751
ZMW	Buy	06/21/17	SCB	10,594	11,237	643
ZMW	Buy	06/21/17	CBK	10,668	11,236	568

Total						$(24,897)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira

The accompanying notes are an integral part of these financial statements.

211

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments) - (continued)

Currency Abbreviations: - (continued)
USD	United States Dollar
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PAC	Planned Amortization Class
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

212

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Energy	$24,262	$—	$—	$24,262
Utilities	24,922	24,922	—	—
Asset & Commercial Mortgage Backed Securities	27,553,671	—	27,553,671	—
Corporate Bonds	8,922,104	—	8,922,104	—
Foreign Government Obligations	2,512,649	—	2,512,649	—
Municipal Bonds	1,371,505	—	1,371,505	—
Senior Floating Rate Interests	11,561,309	—	11,561,309	—
U.S. Government Agencies	31,021,910	—	31,021,910	—
U.S. Government Securities	5,354,045	—	5,354,045	—
Short-Term Investments	6,648,954	6,648,954	—	—
Purchased Options	17,185	—	17,185	—
Foreign Currency Contracts(2)	150,575	—	150,575	—
Futures Contracts(2)	81,579	81,579	—	—
Swaps - Credit Default(2)	236,668	—	236,668	—
Swaps - Cross Currency(2)	1,233	—	1,233	—
Swaps - Interest Rate(2)	252,291	—	252,291	—

Total	$95,734,862	$6,755,455	$88,955,145	$24,262

Liabilities
Foreign Currency Contracts(2)	$(175,472)	$—	$(175,472)	$—
Futures Contracts(2)	(323,041)	(323,041)	—	—
Swaps - Credit Default(2)	(365,313)	—	(365,313)	—
Swaps - Cross Currency(2)	(560)	—	(560)	—
Swaps - Interest Rate(2)	(635)	—	(635)	—
Written Options	(80,257)	—	(80,257)	—

Total	$(945,278)	$(323,041)	$(622,237)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

213

The Hartford World Bond Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.1%
		United States - 0.1%
	231,571	MGIC Investment Corp.*	$2,440,763
	15,841	Vistra Energy Corp.	236,823

			2,677,586

		Total Common Stocks (cost $2,602,949)	$2,677,586

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7%
		Bermuda - 0.0%
$	363,000	Cal Funding II Ltd. 3.47%, 10/25/2027(1)	$362,156

		Canada - 0.1%
	5,200,000	CARDS II Trust 1.69%, 07/15/2021(1)(2)	5,225,307

		Cayman Islands - 2.7%
	4,615,000	American Money Management Corp. 2.61%, 07/27/2026(1)(2)	4,617,127
		Apidos CLO
	2,900,000	2.26%, 04/15/2025(1)(2)	2,903,019
	3,380,000	2.27%, 07/22/2026(1)(2)	3,378,310
	3,840,000	2.61%, 01/19/2025(1)(2)	3,842,596
		Ares CLO Ltd.
	3,835,000	2.35%, 04/17/2026(1)(2)	3,830,061
	2,675,000	3.05%, 12/05/2025(1)(2)	2,686,794
	1,600,000	Avery Point IV CLO Ltd. 2.26%, 04/25/2026(1)(2)	1,599,200
	2,725,000	Babson CLO Ltd. 2.26%, 04/20/2025(1)(2)	2,725,749
	3,000,000	BlueMountain CLO Ltd. 2.30%, 10/15/2026(1)(2)	2,998,485
		Carlyle Global Market Strategies Ltd.
	3,390,000	2.14%, 07/15/2025(1)(2)	3,390,905
	875,000	2.31%, 04/18/2025(1)(2)	875,113
		CIFC Funding Ltd.
	3,750,000	2.64%, 10/21/2028(1)(2)	3,759,607
	2,150,000	3.06%, 10/17/2026(1)(2)	2,149,981
	3,975,000	Dryden Senior Loan Fund 2.21%, 04/18/2026(1)(2)	3,972,997
	250,000	Galaxy CLO Ltd. 2.70%, 01/24/2027(1)(2)	250,234
	2,315,000	JFIN CLO Ltd. 2.32%, 04/24/2029(1)(2)	2,323,387
		LSTAR Securities Investment Trust
	1,427,755	0.03%, 11/01/2021(1)(2)	1,427,755
	662,378	2.98%, 09/01/2021(1)(2)	662,709
	1,911,494	2.98%, 10/01/2021(1)(2)	1,902,871
	1,461,717	3.00%, 01/01/2022(1)(2)	1,461,717
		Madison Park Funding Ltd.
	2,355,000	1.99%, 01/19/2025(1)(2)	2,355,754
	3,000,000	2.28%, 07/20/2026(1)(2)	2,998,488
	3,760,000	2.42%, 07/20/2026(1)(2)	3,762,207
	3,735,000	2.43%, 10/23/2025(1)(2)	3,736,188
	1,750,000	3.06%, 04/20/2026(1)(2)	1,752,205
	4,245,000	Neuberger Berman CLO Ltd. 2.50%, 08/04/2025(1)(2)	4,242,954
		Oaktree EIF II Ltd.
	2,955,000	2.28%, 11/15/2025(3)	2,955,000
	650,000	2.59%, 02/15/2026(1)(2)	650,079
	4,455,000	OCP CLO Ltd. 2.69%, 04/17/2027(1)(2)	4,457,031

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		Cayman Islands - 2.7% - (continued)
$	2,995,000	Octagon Investment Partners Ltd. 2.28%, 08/12/2026(1)(2)(3)	$2,995,000
	500,000	Race Point CLO Ltd. 2.67%, 04/15/2027(1)(2)	500,252
	3,000,000	Seneca Park CLO Ltd. 2.28%, 07/17/2026(1)(2)	2,998,626
	1,215,000	Shackleton CLO Ltd. 3.11%, 04/15/2027(1)(2)	1,215,501
	2,435,000	Sheridan Square CLO Ltd. 2.33%, 04/15/2025(1)(2)	2,433,770
		Sound Point CLO Ltd.
	3,000,000	2.30%, 10/20/2026(1)(2)	2,999,985
	3,000,000	2.71%, 07/15/2025*(1)(2)(4)(5)	3,000,000
	2,850,000	2.82%, 10/20/2028(1)(2)	2,860,203
	2,620,000	Vibrant CLO Ltd. 2.64%, 04/20/2026(1)(2)	2,621,302
	2,867,000	Voya CLO Ltd. 2.41%, 04/17/2030(1)(2)	2,867,000
	3,975,000	Zais CLO Ltd. 2.69%, 10/15/2028(1)(2)	4,003,950

			106,164,112

		United Kingdom - 0.0%
GBP	425,000	Canary Wharf Finance II plc 5.95%, 10/22/2037(6)	697,130

		United States - 8.9%
$	790,000	Accredited Mortgage Loan Trust 1.39%, 12/25/2035(2)	716,474
		Adjustable Rate Mortgage Trust
	218,634	1.49%, 01/25/2036(2)	203,489
	570,154	1.53%, 11/25/2035(2)	528,615
	1,471,258	5.14%, 11/25/2037(1)(2)	1,209,718
	975,000	Ally Auto Receivables Trust 2.01%, 08/17/2020	979,390
		Alternative Loan Trust
	760,195	1.26%, 01/25/2036(2)	678,569
	382,507	1.31%, 11/25/2035(2)	322,589
	498,424	1.39%, 10/25/2036(2)	307,263
	426,237	1.49%, 12/25/2035(2)	299,709
	2,240,808	2.01%, 08/25/2035(2)	1,975,195
	741,381	5.50%, 12/25/2035	637,005
	783,956	5.75%, 05/25/2036	597,165
	367,082	6.00%, 05/25/2036	292,230
	215,554	American Credit Acceptance Receivables Trust 3.96%, 05/15/2019(1)	215,973
	1,825,000	American Express Credit Account Master Trust 1.77%, 11/15/2022	1,820,830
		American Home Mortgage Assets Trust
	108,399	1.12%, 03/25/2047(2)	91,598
	935,912	1.18%, 09/25/2046(2)	769,609
	607,889	1.18%, 10/25/2046(2)	505,837
	497,679	1.60%, 10/25/2046(2)	384,141
	2,950,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.82%, 11/25/2035	3,013,524
	3,400,426	Angel Oak Mortgage Trust I LLC 3.50%, 07/25/2046(1)	3,411,912
	413,264	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(2)	414,343

The accompanying notes are an integral part of these financial statements.

214

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		United States - 8.9% - (continued)
$	968,004	Banc of America Commercial Mortgage Trust 5.49%, 02/10/2051	$971,620
		Banc of America Funding Trust
	1,540,186	1.22%, 02/20/2047(2)	1,447,473
	278,461	5.77%, 05/25/2037(2)	257,604
	316,856	5.85%, 01/25/2037	277,010
	571,878	6.05%, 10/25/2036	499,762
	1,219,273	Banc of America Mortgage Trust 3.22%, 09/25/2035(2)	1,162,169
	1,278,554	Bayview Opportunity Master Fund Trust 2.74%, 10/27/2027(1)(2)	1,279,833
		Bear Stearns Adjustable Rate Mortgage Trust
	1,305,924	2.82%, 08/25/2035(2)	1,298,025
	1,050,751	3.13%, 10/25/2035(2)	1,039,267
	898,928	3.37%, 07/25/2036(2)	870,322
	954,798	4.47%, 06/25/2047(2)	908,184
		Bear Stearns Alt-A Trust
	532,668	1.31%, 08/25/2036(2)	469,966
	1,682,325	1.49%, 01/25/2036(2)	1,503,514
	556,630	3.32%, 09/25/2035(2)	516,367
		Bear Stearns Mortgage Funding Trust
	1,844,578	1.17%, 10/25/2036(2)	1,596,626
	514,467	1.19%, 02/25/2037(2)	456,044
		Cabela’s Credit Card Master Note Trust
	1,805,000	1.64%, 08/16/2021(1)(2)	1,815,721
	1,790,000	2.25%, 07/17/2023	1,801,004
	555,000	Capital Auto Receivables Asset Trust 2.43%, 09/21/2020	559,780
		CarMax Auto Owner Trust
	2,410,000	1.88%, 11/15/2019	2,414,764
	1,120,000	1.93%, 11/15/2019	1,121,757
	1,745,000	2.08%, 01/15/2020	1,747,305
	2,885,000	2.25%, 09/15/2022	2,883,202
	31,775	CD Mortgage Trust 5.89%, 11/15/2044(2)	31,869
	2,325,004	Chase Mortgage Finance Trust 3.20%, 12/25/2035(2)	2,245,335
	188,906	ChaseFlex Trust 5.50%, 06/25/2035	166,289
		CHL Mortgage Pass-Through Trust
	1,143,726	1.67%, 03/25/2035(2)	1,028,720
	1,149,085	3.01%, 11/20/2035(2)	967,953
	713,974	3.15%, 09/25/2047(2)	658,432
	1,913,985	3.17%, 06/20/2035(2)	1,794,829
	455,406	3.25%, 03/20/2036(2)	402,517
	1,680,406	3.56%, 04/25/2037(2)	1,599,475
	301,182	Chrysler Capital Auto Receivables Trust 1.27%, 03/15/2019(1)	301,077
	2,505,000	Citibank Credit Card Issuance Trust 1.64%, 04/22/2026(2)	2,504,887
	365,000	Citigroup Commercial Mortgage Trust 3.62%, 07/10/2047	380,245
	428,237	Citigroup Mortgage Loan Trust 3.32%, 07/25/2036(2)	269,756
	3,224,230	CitiMortgage Alternative Loan Trust 5.75%, 12/25/2036	2,794,007
	1,231,559	COLT Mortgage Loan Trust 2.75%, 09/25/2046(1)(2)	1,239,444
	2,865,448	Commercial Mortgage Loan Trust 6.31%, 12/10/2049(2)	2,887,190

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		United States - 8.9% - (continued)
		Commercial Mortgage Pass-Through Certificates
$	34,199,984	0.97%, 02/10/2047(2)(7)	$1,082,819
	1,080,000	4.24%, 02/10/2047(2)	1,162,986
	1,795,000	4.75%, 10/15/2045(1)(2)	1,121,319
		Commercial Mortgage Trust
	2,605,000	2.85%, 10/15/2045	2,637,227
	1,590,000	3.10%, 03/10/2046	1,620,953
	465,000	3.61%, 06/10/2046(2)	485,449
	3,810,000	3.69%, 08/10/2047	3,956,831
	2,230,000	3.80%, 08/10/2047	2,345,502
	2,140,000	4.02%, 07/10/2045	2,282,854
	1,280,000	4.07%, 02/10/2047(2)	1,366,933
	4,425,085	4.37%, 07/10/2045(2)	4,796,310
	1,885,000	4.73%, 10/15/2045(1)(2)	815,206
	128,011	5.74%, 12/10/2049	128,387
		Countrywide Alternative Loan Trust
	637,436	1.13%, 04/25/2047(2)	552,773
	738,186	1.79%, 12/25/2035(2)	606,067
	172,134	CPS Auto Trust 1.94%, 03/16/2020(1)	172,144
		Credit Suisse Commercial Mortgage Trust
	653,798	5.75%, 03/25/2036	586,072
	36,184	6.51%, 02/15/2041(2)	36,498
	35,629	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	34,326
		CSAIL Commercial Mortgage Trust
	53,625,996	1.01%, 06/15/2057(2)(7)	2,635,509
	14,930,283	1.10%, 04/15/2050(2)(7)	807,146
	2,685,022	3.45%, 08/15/2048	2,744,285
	2,137,646	CSMC Trust 3.50%, 08/25/2043(1)(2)	2,163,280
	896,700	DB Master Finance LLC 3.26%, 02/20/2045(1)	901,233
	951,685	DBUBS Mortgage Trust 0.93%, 11/10/2046(1)(2)(7)	19,119
	805,000	Deephaven Residential Mortgage Trust 3.49%, 12/26/2046(1)(2)	805,189
	1,805,000	Discover Card Execution Note Trust 1.45%, 03/15/2021	1,802,906
	2,500,000	Drive Auto Receivables Trust 2.37%, 11/16/2020(1)	2,497,242
		DSLA Mortgage Loan Trust
	139,224	1.35%, 01/19/2045(2)	124,440
	2,041,524	1.56%, 03/19/2046(2)	1,828,010
	141,604	DT Auto Owner Trust 1.88%, 05/15/2019(1)	141,655
		Enterprise Fleet Financing LLC
	1,500,000	2.09%, 02/22/2021(1)	1,504,565
	535,000	2.13%, 07/20/2022(1)	535,745
	212,072	Exeter Automobile Receivables Trust 1.54%, 11/15/2019(1)	211,963
	245,000	Fannie Mae Connecticut Avenue Securities 4.54%, 07/25/2029(2)	253,404
		First Investors Auto Owner Trust
	264,285	1.49%, 01/15/2020(1)	264,256
	345,949	1.53%, 11/16/2020(1)	345,472
	2,750,000	Ford Credit Auto Owner Trust 2.26%, 11/15/2025(1)	2,776,401

The accompanying notes are an integral part of these financial statements.

215

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		United States - 8.9% - (continued)
$	500,000	Ford Credit Floorplan Master Owner Trust 1.69%, 09/15/2019	$500,108
	3,000,000	Foursight Capital Automobile Receivables Trust 2.37%, 04/15/2022(1)	3,000,000
		FREMF Mortgage Trust
	1,195,000	3.51%, 07/25/2022(1)(2)	1,199,036
	1,190,000	3.85%, 10/25/2048(1)(2)	1,180,787
	825,000	GE Commercial Mortgage Corp. 5.61%, 12/10/2049(2)	820,445
	1,829,369	GLS Auto Receivables Trust 2.73%, 10/15/2020(1)	1,831,452
	465,000	GM Financial Consumer Automobile 2.30%, 06/16/2023(1)	465,534
		GMAC Mortgage Corp. Loan Trust
	360,313	3.41%, 09/19/2035(2)	326,653
	678,251	3.81%, 04/19/2036(2)	607,263
	1,260,000	GreatAmerica Leasing Receivables 1.86%, 08/15/2020(1)	1,260,024
	800,000	GreatAmerica Leasing Receivables Funding LLC 2.06%, 06/22/2020(1)	801,093
	975,000	Green Tree Agency Advance Funding Trust 3.10%, 10/15/2048(1)	974,776
		GreenPoint Mortgage Funding Trust
	490,215	1.15%, 02/25/2037(2)	446,885
	511,379	1.50%, 10/25/2045(2)	448,512
		GS Mortgage Securities Trust
	615,000	3.67%, 04/10/2047(1)	214,180
	1,742,000	3.72%, 01/10/2047(1)	859,443
	4,725,242	4.07%, 01/10/2047	5,044,557
	1,875,000	5.02%, 04/10/2047(1)(2)	1,440,768
		GSAA Home Equity Trust
	602,932	1.04%, 12/25/2046(2)	432,882
	2,937,641	1.06%, 12/25/2046(2)	1,655,950
	1,481,095	1.07%, 02/25/2037(2)	782,077
	2,408,325	1.09%, 03/25/2037(2)	1,330,164
	2,183,151	1.11%, 05/25/2047(2)	1,721,330
	1,145,481	1.15%, 06/25/2036(2)	564,773
	1,155,840	1.17%, 11/25/2036(2)	600,031
	4,941,866	1.19%, 03/25/2037(2)	2,752,832
	949,630	1.21%, 05/25/2047(2)	754,599
	1,618,481	1.22%, 04/25/2047(2)	1,061,151
	1,806,016	1.23%, 11/25/2036(2)	1,084,629
	1,725,447	1.31%, 04/25/2047(2)	1,165,216
	670,545	5.88%, 09/25/2036	339,369
	526,526	5.99%, 06/25/2036(2)	269,992
		GSR Mortgage Loan Trust
	684,586	3.13%, 07/25/2035(2)	636,912
	1,307,565	3.30%, 10/25/2035(2)	1,096,945
	3,240,713	3.50%, 01/25/2036(2)	3,015,081
	236,641	3.56%, 05/25/2037(2)	191,704
		HarborView Mortgage Loan Trust
	1,604,590	1.18%, 01/19/2038(2)	1,456,261
	2,464,969	1.23%, 12/19/2036(2)	2,025,486
	184,805	1.32%, 09/19/2035(2)	156,541
	1,589,519	1.69%, 01/19/2035(2)	1,096,198
	433,936	1.99%, 10/25/2037(2)	406,692
	1,268,212	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	1,272,504
	1,065,000	Huntington Auto Trust 1.95%, 06/15/2021	1,066,104

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		United States - 8.9% - (continued)
$	540,000	Hyundai Automotive Receivables Trust 2.10%, 11/15/2019	$543,544
	564,349	Impac CMB Trust 1.79%, 10/25/2034(2)	540,029
		IndyMac INDA Mortgage Loan Trust
	262,677	3.31%, 09/25/2036(2)	205,838
	1,064,918	3.49%, 12/25/2036(2)	982,224
		IndyMac Index Mortgage Loan Trust
	1,357,305	1.19%, 10/25/2036(2)	1,146,034
	71,337	1.23%, 07/25/2035(2)	62,945
	692,790	1.27%, 07/25/2035(2)	581,599
	1,569,714	1.39%, 07/25/2046(2)	969,134
	428,920	3.21%, 08/25/2035(2)	343,826
	6,362,210	3.27%, 12/25/2035(2)	5,401,218
		JP Morgan Chase Commercial Mortgage Securities Trust
	4,984,850	2.49%, 02/12/2051(2)	4,832,101
	3,059,000	2.73%, 10/15/2045(1)(2)	1,243,331
	950,000	2.83%, 10/15/2045	963,431
		JP Morgan Mortgage Trust
	803,312	2.99%, 11/25/2035(2)	751,559
	1,155,550	3.00%, 09/25/2044(1)(2)	1,163,218
	1,577,932	3.07%, 08/25/2036(2)	1,445,332
	282,023	3.15%, 10/25/2036(2)	263,356
	2,493,175	3.38%, 02/25/2035(2)	2,528,308
	1,322,669	3.57%, 05/25/2036(2)	1,216,484
	185,414	6.00%, 01/25/2037	148,727
		JPMBB Commercial Mortgage Securities Trust
	68,855,225	0.99%, 09/15/2047(2)(7)	2,368,503
	845,000	3.78%, 08/15/2047	886,382
		Lehman XS Trust
	665,886	1.18%, 11/25/2046(2)	572,062
	944,049	1.84%, 09/25/2047(2)	869,448
	2,060,000	Lendmark Funding Trust 3.26%, 04/21/2025(1)	2,059,123
	1,597,294	Long Beach Mortgage Loan Trust 1.61%, 08/25/2033(2)	1,492,881
		LSTAR Securities Investment Trust
	588,487	2.98%, 08/01/2020(1)(2)	587,310
	885,000	2.99%, 04/01/2022(1)(2)	876,098
	1,346,963	3.00%, 02/01/2022(1)(2)	1,343,595
	689,965	Luminent Mortgage Trust 1.25%, 11/25/2035(2)	628,177
		MASTR Adjustable Rate Mortgages Trust
	918,548	1.23%, 05/25/2037(2)	568,349
	592,345	3.05%, 11/21/2034(2)	604,501
		Merrill Lynch Mortgage Investors Trust
	4,025,866	3.05%, 12/25/2034(2)	4,026,032
	121,907	3.11%, 05/25/2033(2)	119,192
	891,771	3.26%, 07/25/2035(2)	729,411
	849,702	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(2)	851,990
	1,380,000	MMAF Equipment Finance LLC 2.41%, 08/16/2024(1)(3)	1,379,670
	1,140,791	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 1.14%, 06/25/2036(2)	968,937
		Morgan Stanley Bank of America Merrill Lynch Trust
	13,193,214	1.26%, 10/15/2048(2)(7)	899,236
	1,480,000	2.92%, 02/15/2046	1,493,585

The accompanying notes are an integral part of these financial statements.

216

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		United States - 8.9% - (continued)
$	2,090,000	3.13%, 12/15/2048	$2,137,853
	2,860,000	3.73%, 05/15/2048	2,983,955
	2,930,000	4.22%, 07/15/2046(2)	3,153,591
		Morgan Stanley Capital I Trust
	2,990,449	3.24%, 03/15/2045	3,089,282
	1,555,000	5.33%, 07/15/2049(1)(2)	1,294,324
	1,244,498	5.57%, 12/15/2044	1,254,941
	100,000	5.60%, 09/15/2047(1)(2)	110,532
	466,955	6.50%, 01/11/2043(2)	476,964
		Morgan Stanley Mortgage Loan Trust
	1,751,549	1.16%, 11/25/2036(2)	729,455
	188,499	3.42%, 05/25/2036(2)	134,305
	512,669	3.53%, 06/25/2037(2)	345,103
		Nationstar HECM Loan Trust
	1,006,526	2.01%, 08/25/2026(1)	1,004,379
	302,926	2.24%, 06/25/2026(1)	305,074
	228,155	2.88%, 11/25/2025(1)	228,228
		New Residential Mortgage Loan Trust
	650,476	3.25%, 09/25/2056(1)(2)	663,501
	2,225,121	3.75%, 11/26/2035(1)(2)	2,312,299
	2,396,692	4.00%, 02/25/2057(1)(2)	2,466,963
	2,875,000	4.00%, 03/25/2057(1)(2)	2,989,727
	792,327	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.60%, 06/25/2036(2)	646,146
	4,690,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	4,658,948
	3,905,000	Ocwen Master Advance Receivables Trust 3.21%, 11/15/2047(1)	3,902,582
	845,000	OneMain Financial Issuance Trust 3.66%, 02/20/2029(1)	860,983
	354,716	Prime Mortgage Trust 5.50%, 06/25/2036	354,946
	630,832	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	593,716
	2,826,255	Renaissance Home Equity Loan Trust 1.51%, 03/25/2034(2)	2,726,162
		Residential Accredit Loans, Inc.
	872,871	1.29%, 04/25/2036(2)	698,981
	1,713,790	1.98%, 11/25/2037(2)	1,357,769
	418,354	Residential Asset Securitization Trust 1.44%, 03/25/2035(2)	362,162
		Residential Funding Mortgage Securities, Inc.
	2,902,938	3.33%, 08/25/2035(2)	2,194,200
	559,071	3.98%, 04/25/2037(2)	507,716
	135,236	5.75%, 01/25/2036	105,917
	156,409	6.00%, 04/25/2037	138,717
	206,827	6.00%, 07/25/2037	190,550
		Sequoia Mortgage Trust
	1,518,379	1.65%, 06/20/2033(2)	1,432,629
	655,671	4.24%, 07/20/2037(2)	575,263
		SFAVE Commercial Mortgage Securities Trust
	1,935,000	3.87%, 01/05/2043(1)(2)	1,921,799
	3,015,000	4.14%, 01/05/2043(1)(2)	3,045,583
	3,000,000	Shackleton CLO Ltd. 1.00%, 05/07/2026	3,000,000
	578,350	Skopos Auto Receivables Trust 3.55%, 02/15/2020(1)	579,025
		SoFi Consumer Loan Program LLC
	1,111,805	3.05%, 12/26/2025(1)	1,113,297
	853,492	3.28%, 01/26/2026(1)	859,466

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		United States - 8.9% - (continued)
$	1,242,295	SoFi Professional Loan Program 2.72%, 10/27/2036(1)	$1,251,057
		Springleaf Funding Trust
	3,510,000	3.16%, 11/15/2024(1)	3,548,763
	3,215,000	3.48%, 05/15/2028(1)	3,269,760
		Springleaf Mortgage Loan Trust
	825,339	1.78%, 12/25/2065(1)(2)	825,956
	920,000	3.52%, 12/25/2065(1)(2)	922,344
	2,770,000	3.79%, 09/25/2057(1)(2)	2,765,240
	753,000	SPS Servicer Advance Receivables Trust 3.59%, 11/15/2049(1)	749,437
		Structured Adjustable Rate Mortgage Loan Trust
	789,497	1.29%, 09/25/2034(2)	682,842
	1,616,854	3.47%, 06/25/2035(2)	1,408,518
	552,971	Structured Asset Mortgage Investments II Trust 1.22%, 02/25/2036(2)	469,701
	1,183,473	Structured Asset Securities Corp. 5.75%, 06/25/2035	1,099,202
	294,237	Structured Asset Securities Corp. Mortgage Pass-Through Ctertificates 3.57%, 11/25/2033(2)	290,151
	755,417	TAL Advantage V LLC 2.83%, 02/22/2038(1)	733,548
	1,944,272	Terwin Mortgage Trust 1.93%, 12/25/2034(2)	1,861,107
	1,015,891	Thornburg Mortgage Securities Trust 3.07%, 04/25/2045(2)	1,014,021
		Towd Point Mortgage Trust
	1,518,830	2.25%, 04/25/2056(1)(2)	1,508,767
	1,233,927	2.25%, 07/25/2056(1)(2)	1,223,799
	2,942,125	2.75%, 04/25/2055(1)(2)	2,952,870
	943,906	2.75%, 05/25/2055(1)(2)	947,739
	967,916	2.75%, 08/25/2055(1)(2)	970,975
	2,068,024	2.75%, 10/25/2056(1)(2)	2,065,791
	1,479,822	3.00%, 03/25/2054(1)(2)	1,486,606
		UBS-Barclays Commercial Mortgage Trust
	5,950,000	3.19%, 03/10/2046	6,082,565
	1,550,000	3.24%, 04/10/2046	1,593,558
	553,684	United Auto Credit Securitization Trust 1.67%, 09/10/2018(1)	554,000
		WaMu Mortgage Pass-Through Certificates Trust
	916,931	1.41%, 06/25/2044(2)	857,548
	2,028,427	1.41%, 07/25/2044(2)	1,942,661
	225,828	1.46%, 12/25/2046(2)	191,388
	3,448,859	1.54%, 10/25/2046(2)	3,027,333
	828,666	2.09%, 11/25/2046(2)	750,563
	1,711,258	2.43%, 01/25/2037(2)	1,437,317
	1,794,013	2.68%, 06/25/2037(2)	1,612,720
	2,028,845	2.89%, 10/25/2036(2)	1,888,067
	781,485	2.90%, 08/25/2036(2)	702,208
	2,292,920	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1.08%, 02/25/2037(2)	1,442,181
		Wells Fargo Commercial Mortgage Trust
	2,845,000	2.88%, 05/15/2048(1)(2)	1,735,247
	3,900,000	2.92%, 10/15/2045	3,955,930
	1,890,000	3.36%, 09/15/2058(1)	1,142,764
	375,000	4.24%, 05/15/2048(2)	315,763

The accompanying notes are an integral part of these financial statements.

217

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		United States - 8.9% - (continued)
		Wells Fargo Mortgage Backed Securities Trust
$	1,745,000	3.14%, 10/25/2035(2)	$1,747,216
	882,017	3.16%, 12/28/2037(2)	811,524
	269,371	3.23%, 10/25/2036(2)	248,776
		Westlake Automobile Receivables Trust
	229,024	1.57%, 06/17/2019(1)	229,125
	3,440,000	2.45%, 01/15/2021(1)	3,454,590
	4,070,000	2.46%, 01/18/2022(1)	4,058,551
	1,765,000	3.29%, 09/15/2021(1)	1,785,862
	1,830,000	4.40%, 05/17/2021(1)	1,859,850
		WF-RBS Commercial Mortgage Trust
	15,326,157	1.54%, 03/15/2047(2)(7)	887,691
	1,430,000	2.88%, 12/15/2045	1,444,651
	915,000	3.07%, 03/15/2045	932,479
	875,000	3.72%, 05/15/2047	917,297
	2,430,000	4.00%, 05/15/2047	2,587,748
	1,370,000	4.05%, 03/15/2047	1,462,283
	395,160	4.10%, 03/15/2047	422,381
	515,000	5.00%, 06/15/2044(1)(2)	419,823
	935,000	5.76%, 04/15/2045(1)(2)	944,816
	590,000	Wheels SPV LLC 1.59%, 05/20/2025(1)	588,137
	535,000	World Omni Auto Receivables Trust 2.15%, 08/15/2022	535,387

			354,835,884

		Total Asset & Commercial Mortgage Backed Securities (cost $469,163,307)	$467,284,589

CORPORATE BONDS - 18.5%
		Bermuda - 0.0%
		Weatherford International Ltd.
	285,000	5.95%, 04/15/2042	$249,375
	765,000	6.50%, 08/01/2036	722,925
	280,000	7.00%, 03/15/2038	268,100

			1,240,400

		Canada - 0.4%
	2,435,000	Bombardier, Inc. 6.13%, 01/15/2023(1)	2,428,913
	2,100,000	GW Honos Security Corp. 8.75%, 05/15/2025	2,142,000
		MEG Energy Corp.
	1,130,000	6.38%, 01/30/2023(1)	994,400
	1,840,000	6.50%, 01/15/2025(1)	1,817,000
	1,020,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	1,181,925
	1,380,000	Tervita Escrow Corp. 7.63%, 12/01/2021(1)	1,417,950
		Valeant Pharmaceuticals International, Inc.
	3,390,000	5.88%, 05/15/2023(1)	2,504,363
	3,570,000	6.13%, 04/15/2025(1)	2,635,552
	250,000	7.00%, 03/15/2024(1)	255,000

			15,377,103

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		Cayman Islands - 0.2%
		Noble Holding International Ltd.
$	1,650,000	6.20%, 08/01/2040	$1,163,250
	1,385,000	7.75%, 01/15/2024	1,263,813
	3,250,000	Park Aerospace Holdings Ltd. 5.25%, 08/15/2022(1)	3,432,812

			5,859,875

		Denmark - 0.3%
	10,650,000	Danske Bank A/S 1.68%, 09/06/2019(1)(2)	10,688,361

		France - 0.4%
	4,000,000	AXA S.A. 6.46%, 12/14/2018(2)(6)(8)	4,025,000
	2,555,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(8)	2,775,496
	4,220,000	Credit Agricole S.A. 8.13%, 12/23/2025(1)(2)(8)	4,657,276
	1,975,000	Societe Generale S.A. 7.38%, 09/13/2021(2)(6)(8)	2,088,563

			13,546,335

		Ireland - 0.2%
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
EUR	2,450,000	6.75%, 05/15/2024(6)	2,931,942
$	1,636,000	7.25%, 05/15/2024(1)	1,781,195
	3,925,000	Koks OAO Via Koks Finance Ltd. 7.50%, 05/04/2022(1)(3)	3,943,448

			8,656,585

		Italy - 0.0%
		Intesa Sanpaolo S.p.A.
	430,000	7.70%, 09/17/2025(1)(2)(8)	424,087
EUR	550,000	7.75%, 01/11/2027(2)(6)(8)	641,053

			1,065,140

		Japan - 0.1%
JPY	400,000,000	Toshiba Corp. 1.68%, 12/15/2020	3,177,739

		Luxembourg - 0.4%
		Altice Financing S.A.
EUR	1,185,000	6.50%, 01/15/2022(6)	1,357,297
$	3,845,000	7.50%, 05/15/2026(1)	4,152,600
EUR	2,790,000	ARD Finance S.A. 6.63%, 09/15/2023(1)(9)	3,156,913
$	1,975,000	Camelot Finance S.A. 7.88%, 10/15/2024(1)	2,118,188
EUR	1,005,000	Cirsa Funding Luxembourg S.A. 5.75%, 05/15/2021(1)	1,166,726
	1,666,000	Codere Finance 2 Luxembourg S.A. 6.75%, 11/01/2021(1)	1,841,995
$	2,040,000	VM Holding S.A. 5.38%, 05/04/2027	2,020,579

			15,814,298

		Mexico - 0.1%
		Cemex S.A.B. de C.V.
	1,740,000	6.13%, 05/05/2025(1)	1,868,255
	200,000	7.75%, 04/16/2026(1)	228,000
	3,181,000	Petroleos Mexicanos 5.75%, 03/01/2018	3,276,971

			5,373,226

The accompanying notes are an integral part of these financial statements.

218

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		Mult - 0.0%
$	950,000	Endo Finance LLC 5.88%, 10/15/2024(1)	$967,813

		Netherlands - 0.3%
		Constellium N.V.
	3,060,000	6.63%, 03/01/2025(1)	3,014,100
EUR	850,000	7.00%, 01/15/2023(6)	967,108
$	1,445,000	7.88%, 04/01/2021(1)	1,559,010
	1,350,000	8.00%, 01/15/2023(1)	1,395,225
	905,000	NXP B.V. / NXP Funding LLC 3.75%, 06/01/2018(1)	923,308
		Petrobras Global Finance B.V.
	2,265,000	4.38%, 05/20/2023	2,168,058
	225,000	5.63%, 05/20/2043	188,156
	1,410,000	7.38%, 01/17/2027	1,516,173

			11,731,138

		Spain - 0.1%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	1,000,000	7.00%, 02/19/2019(2)(6)(8)	1,121,979
	1,200,000	8.88%, 04/14/2021(2)(6)(8)	1,484,951
	1,900,000	Banco Santander S.A. 6.25%, 03/12/2019(2)(6)(8)	2,092,891

			4,699,821

		Sweden - 0.2%
$	7,820,000	Svenska Handelsbanken AB 1.59%, 09/06/2019(2)	7,847,730

		Switzerland - 0.1%
	1,995,000	Credit Suisse Group AG 6.25%, 12/18/2024(2)(6)(8)	2,079,628
	875,000	UBS Group AG 6.88%, 03/22/2021(2)(6)(8)	929,722

			3,009,350

		United Kingdom - 1.1%
		Anglo American Capital plc
	250,000	3.63%, 05/14/2020(1)	253,125
	285,000	9.38%, 04/08/2019(1)	320,625
	4,525,000	Aviva plc 8.25%, 11/03/2017(6)(8)	4,666,406
GBP	550,000	Barclays Bank plc 14.00%, 06/15/2019(2)(6)(8)	869,067
$	1,825,000	Barclays plc 7.88%, 03/15/2022(2)(6)(8)	1,957,312
		BP Capital Markets plc
	4,225,000	1.38%, 11/06/2017	4,224,299
	6,475,000	1.78%, 09/26/2018(2)	6,507,692
	1,640,000	Ensco plc 5.75%, 10/01/2044	1,194,576
	2,620,000	HSBC Bank plc 1.69%, 09/29/2017(2)(8)	2,117,353
	6,190,000	Imperial Brands Finance plc 2.05%, 02/11/2018(6)	6,199,854
		National Westminster Bank plc
	1,270,000	1.63%, 07/11/2017(2)(8)	1,036,638
EUR	725,000	1.82%, 07/05/2017(2)(8)	735,005
		Royal Bank of Scotland Group plc
$	2,000,000	7.64%, 09/30/2017(2)(8)	1,870,000
	925,000	8.63%, 08/15/2021(2)(8)	998,538

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		United Kingdom - 1.1% - (continued)
$	6,775,000	Tesco plc 5.50%, 11/15/2017(1)	$6,888,651
		Tullow Oil plc
	545,000	6.00%, 11/01/2020(1)	530,013
	1,745,000	6.25%, 04/15/2022(1)	1,668,534
GBP	1,225,000	Virgin Media Secured Finance plc 5.50%, 01/15/2021	1,812,395

			43,850,083

		United States - 14.6%
$	710,000	ACCO Brands Corp. 5.25%, 12/15/2024(1)	731,300
		AK Steel Corp.
	4,096,000	7.63%, 10/01/2021	4,275,200
	3,509,000	8.38%, 04/01/2022	3,631,815
	2,815,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/2029	3,166,875
		Alere, Inc.
	4,650,000	6.38%, 07/01/2023(1)	5,062,687
	1,970,000	6.50%, 06/15/2020	2,014,325
	1,050,000	7.25%, 07/01/2018	1,060,500
	6,125,000	Ally Financial, Inc. 3.25%, 02/13/2018	6,170,937
		American Builders & Contractors Supply Co., Inc.
	88,000	5.63%, 04/15/2021(1)	90,310
	680,000	5.75%, 12/15/2023(1)	724,200
	9,225,000	American Electric Power Co., Inc. 1.65%, 12/15/2017	9,229,133
	4,235,000	American Greetings Corp. 7.88%, 02/15/2025(1)	4,520,862
		APX Group, Inc.
	1,215,000	7.88%, 12/01/2022	1,324,350
	550,000	7.88%, 12/01/2022(1)	599,500
	800,000	Ashtead Capital, Inc. 6.50%, 07/15/2022(1)	831,000
	1,520,000	Avon International Operations, Inc. 7.88%, 08/15/2022(1)	1,634,000
		Bank of America Corp.
	8,500,000	2.00%, 01/11/2018	8,521,454
	4,700,000	6.88%, 04/25/2018	4,931,522
	4,336,000	Beazer Homes USA, Inc. 8.75%, 03/15/2022	4,823,800
	2,045,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(1)	2,096,125
	2,910,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	3,040,950
	15,675,000	BMW US Capital LLC 1.50%, 04/11/2019(1)	15,598,819
	1,100,000	Booz Allen Hamilton, Inc. 5.13%, 05/01/2025(1)	1,119,261
		Boyd Gaming Corp.
	930,000	6.38%, 04/01/2026	1,002,075
	6,820,000	6.88%, 05/15/2023	7,340,025
	3,355,000	California Resources Corp. 8.00%, 12/15/2022(1)	2,566,575
	2,698,660	CB Homer Citiy Generation Station 8.73%, 10/01/2026*(4)(5)	971,518

The accompanying notes are an integral part of these financial statements.

219

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		United States - 14.6% - (continued)
$	1,060,000	CBS Radio, Inc. 7.25%, 11/01/2024(1)	$1,152,750
	2,340,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	2,443,498
	4,090,000	Celgene Corp. 2.25%, 05/15/2019	4,112,335
	2,713,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.38%, 09/15/2020(1)	2,796,099
	1,200,000	Change Healthcare Holdings, Inc. 5.75%, 03/01/2025(1)	1,231,500
		Chemours Co.
	3,430,000	6.63%, 05/15/2023	3,670,100
	2,130,000	7.00%, 05/15/2025	2,340,337
		CIT Group, Inc.
	1,455,000	4.25%, 08/15/2017	1,464,821
	3,795,000	5.25%, 03/15/2018	3,915,681
	13,650,000	Citigroup, Inc. 1.70%, 04/27/2018	13,645,768
	1,850,000	Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	1,870,812
	2,040,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	2,177,700
	1,790,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	1,913,062
	3,760,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	3,891,600
		Community Health Systems, Inc.
	2,065,000	6.25%, 03/31/2023	2,101,137
	3,735,000	6.88%, 02/01/2022	3,090,712
	1,865,000	Concho Resources, Inc. 5.50%, 04/01/2023	1,933,772
	3,425,000	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, 12/15/2024(1)	3,973,000
		Continental Resources, Inc.
	1,585,000	3.80%, 06/01/2024	1,489,900
	200,000	4.50%, 04/15/2023	197,000
	2,070,000	4.90%, 06/01/2044	1,795,725
	480,000	5.00%, 09/15/2022	484,200
		CSC Holdings LLC
	1,455,000	7.88%, 02/15/2018	1,516,838
	1,830,000	10.13%, 01/15/2023(1)	2,122,800
	1,695,000	10.88%, 10/15/2025(1)	2,036,119
	2,760,000	CURO Financial Technologies Corp. 12.00%, 03/01/2022(1)	2,911,800
	2,140,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)	2,257,700
	241,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(1)	241,603
	8,615,000	DISH DBS Corp. 4.25%, 04/01/2018	8,765,762
	2,160,000	Dominion Resources, Inc. 1.90%, 06/15/2018	2,160,728
	2,060,000	Dynegy, Inc. 8.00%, 01/15/2025(1)	1,890,050
	505,000	Eagle II Acquisition Co. LLC 6.00%, 04/01/2025(1)	522,044

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		United States - 14.6% - (continued)
		Endo Finance LLC
$	4,045,000	6.00%, 07/15/2023(1)	$3,544,431
	3,675,000	6.00%, 02/01/2025(1)	3,103,537
	1,560,000	Energen Corp. 4.63%, 09/01/2021	1,563,900
	575,000	Envision Healthcare Corp. 5.63%, 07/15/2022	593,199
	150,000	Exelon Corp. 1.55%, 06/09/2017	150,014
	1,960,000	FBM Finance, Inc. 8.25%, 08/15/2021(1)	2,116,800
	3,460,000	FelCor Lodging L.P. 6.00%, 06/01/2025	3,693,550
		Ferrellgas L.P. / Ferrellgas Finance Corp.
	1,220,000	6.50%, 05/01/2021	1,174,250
	690,000	6.75%, 01/15/2022	664,125
	546,000	6.75%, 06/15/2023	526,890
	1,340,000	First Data Corp. 7.00%, 12/01/2023(1)	1,436,748
	2,170,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	2,235,100
	4,490,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	4,271,112
	435,000	Fresenius Medical Care U.S. Finance II, Inc. 5.63%, 07/31/2019(1)	464,363
	375,000	Gardner Denver, Inc. 6.88%, 08/15/2021(1)	389,063
	1,000,000	General Cable Corp. 5.75%, 10/01/2022	990,000
		General Motors Financial Co., Inc.
	8,500,000	2.40%, 04/10/2018	8,545,951
	7,100,000	2.49%, 05/09/2019(2)	7,213,969
	11,675,000	4.75%, 08/15/2017	11,772,393
	200,000	GenOn Americas Generation LLC 9.13%, 05/01/2031	179,500
	1,005,000	GenOn Energy, Inc. 7.88%, 06/15/2017	690,938
		Genworth Holdings, Inc.
	210,000	4.80%, 02/15/2024	174,300
	1,425,000	4.90%, 08/15/2023	1,197,000
	795,000	7.20%, 02/15/2021	753,263
	450,000	7.63%, 09/24/2021	428,625
	270,000	7.70%, 06/15/2020	267,219
		Goldman Sachs Group, Inc.
	6,750,000	1.73%, 06/04/2017(2)	6,753,334
	1,165,000	2.00%, 04/25/2019	1,164,143
	7,050,000	5.95%, 01/18/2018	7,262,275
		Gray Television, Inc.
	1,785,000	5.13%, 10/15/2024(1)	1,789,463
	220,000	5.88%, 07/15/2026(1)	227,700
	475,000	H&E Equipment Services, Inc. 7.00%, 09/01/2022	496,660
	1,800,000	HCA Holdings, Inc. 6.25%, 02/15/2021	1,953,000
	2,530,000	HCA, Inc. 7.50%, 11/15/2095	2,492,050
		Herc Rentals, Inc.
	819,000	7.50%, 06/01/2022(1)	890,663
	755,000	7.75%, 06/01/2024(1)	823,894

The accompanying notes are an integral part of these financial statements.

220

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		United States - 14.6% - (continued)
		Hertz Corp.
$	1,550,000	5.50%, 10/15/2024(1)	$1,336,875
	1,650,000	6.25%, 10/15/2022	1,522,125
	946,000	7.38%, 01/15/2021(1)	910,525
		Hexion, Inc.
	2,375,000	10.38%, 02/01/2022(1)	2,434,375
	835,000	13.75%, 02/01/2022(1)	820,388
	585,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(1)(9)	597,870
	1,730,000	Infor U.S., Inc. 6.50%, 05/15/2022	1,799,200
		International Lease Finance Corp.
	1,450,000	3.88%, 04/15/2018	1,476,724
	1,175,000	8.88%, 09/01/2017	1,203,006
	2,055,000	inVentiv Group Holdings Inc/inVentiv Health Inc/inVentiv Health Clinical, Inc. 7.50%, 10/01/2024(1)	2,121,787
	1,490,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	1,557,050
	2,835,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	2,962,575
	10,400,000	JPMorgan Chase Bank NA 1.60%, 09/21/2018(2)	10,431,491
	1,500,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,582,500
		Kinder Morgan, Inc.
	2,550,000	2.00%, 12/01/2017	2,553,547
	5,616,000	7.00%, 06/15/2017	5,650,286
	6,155,000	Kraft Heinz Foods Co. 1.60%, 06/30/2017	6,156,053
	1,275,000	LafargeHolcim Finance US LLC 4.75%, 09/22/2046(1)	1,289,044
		Laredo Petroleum, Inc.
	1,065,000	5.63%, 01/15/2022	1,065,000
	2,520,000	6.25%, 03/15/2023	2,545,200
	430,000	7.38%, 05/01/2022	446,663
	210,000	LifePoint Health, Inc. 5.88%, 12/01/2023	216,825
	2,725,000	Manitowoc Co., Inc. 12.75%, 08/15/2021(1)	3,065,625
		Marathon Oil Corp.
	465,000	5.90%, 03/15/2018	480,627
	11,725,000	6.00%, 10/01/2017	11,939,509
		Matador Resources Co.
	1,510,000	6.88%, 04/15/2023	1,593,050
	340,000	6.88%, 04/15/2023(1)	358,700
	3,075,000	MDC Holdings, Inc. 5.50%, 01/15/2024	3,197,077
	1,025,000	MGIC Investment Corp. 5.75%, 08/15/2023	1,099,313
	615,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 5.63%, 05/01/2024	663,431
	3,750,000	Molson Coors Brewing Co. 1.45%, 07/15/2019	3,703,414
		Morgan Stanley
EUR	7,225,000	1.88%, 04/27/2027	7,901,136
$	5,850,000	6.25%, 08/28/2017	5,941,026
	1,975,000	Mueller Industries, Inc. 6.00%, 03/01/2027	1,975,000

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		United States - 14.6% - (continued)
$	2,900,000	National Rural Utilities Cooperative Finance Corp. 10.38%, 11/01/2018	$3,267,531
		Nationstar Mortgage LLC / Nationstar Capital Corp.
	1,045,000	6.50%, 08/01/2018	1,055,450
	4,145,000	6.50%, 07/01/2021	4,207,175
	456,000	7.88%, 10/01/2020	474,240
		Navient Corp.
	1,002,000	5.50%, 01/25/2023	991,329
	165,000	5.63%, 08/01/2033	132,000
	1,226,000	5.88%, 10/25/2024	1,192,285
	2,350,000	6.13%, 03/25/2024	2,326,500
	2,840,000	6.50%, 06/15/2022	2,935,850
	3,750,000	Netflix, Inc. 5.88%, 02/15/2025	4,068,750
		NextEra Energy Capital Holdings, Inc.
	2,190,000	1.65%, 09/01/2018	2,183,564
	5,190,000	2.30%, 04/01/2019	5,225,593
		Nissan Motor Acceptance Corp.
	15,300,000	1.64%, 09/13/2019(1)(2)	15,344,783
	9,430,000	1.95%, 04/06/2018(1)(2)	9,477,282
	15,775,000	2.00%, 03/08/2019(1)	15,762,806
	4,375,000	Noble Energy, Inc. 8.25%, 03/01/2019	4,851,324
		Novelis Corp.
	615,000	5.88%, 09/30/2026(1)	631,913
	1,700,000	6.25%, 08/15/2024(1)	1,789,250
	1,790,000	Omnicom Group, Inc. 4.45%, 08/15/2020	1,910,565
	320,000	OneMain Financial Holdings LLC 6.75%, 12/15/2019(1)	336,400
	1,430,000	Party City Holdings, Inc. 6.13%, 08/15/2023(1)	1,472,900
	445,000	PDC Energy, Inc. 6.13%, 09/15/2024(1)	456,125
		Peabody Energy Corp.
	250,000	6.00%, 03/31/2022(1)	255,000
	265,000	6.38%, 03/31/2025(1)	268,975
	1,535,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	1,546,513
		Pinnacle Entertainment, Inc.
	1,950,000	5.63%, 05/01/2024(1)	2,013,375
		Platform Specialty Products Corp.
	3,240,000	6.50%, 02/01/2022(1)	3,321,000
		PRA Holdings, Inc.
	1,701,000	9.50%, 10/01/2023(1)	1,879,605
		QEP Resources, Inc.
	2,965,000	5.25%, 05/01/2023	2,898,287
		Radian Group, Inc.
	1,965,000	7.00%, 03/15/2021	2,190,975
		Revlon Consumer Products Corp.
	2,110,000	6.25%, 08/01/2024	2,057,250
		Reynolds American, Inc.
	12,040,000	8.13%, 06/23/2019	13,513,768
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	1,660,000	5.13%, 07/15/2023(1)	1,730,550
	645,000	7.00%, 07/15/2024(1)	694,181
		Rice Energy, Inc.
	1,850,000	6.25%, 05/01/2022	1,934,415

The accompanying notes are an integral part of these financial statements.

221

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		United States - 14.6% - (continued)
		RP Crown Parent LLC
$	835,000	7.38%, 10/15/2024(1)	$872,575
		RSP Permian, Inc.
	125,000	6.63%, 10/01/2022	131,719
		SBA Tower Trust
	1,915,000	2.88%, 07/15/2021(1)	1,913,372
		Scientific Games International, Inc.
	2,385,000	6.63%, 05/15/2021	2,298,544
		Signode Industrial Group U.S., Inc.
	415,000	6.38%, 05/01/2022(1)	427,496
		Sinclair Television Group, Inc.
	1,055,000	5.13%, 02/15/2027(1)	1,047,088
		SM Energy Co.
	1,950,000	5.00%, 01/15/2024	1,837,875
	20,000	5.63%, 06/01/2025	19,100
	265,000	6.13%, 11/15/2022	269,638
	125,000	6.50%, 11/15/2021	127,813
	245,000	6.75%, 09/15/2026	246,838
		Southern Co.
	5,235,000	2.45%, 09/01/2018	5,276,163
		Southern Power Co.
	10,060,000	1.85%, 12/01/2017	10,071,056
		Springleaf Finance Corp.
	380,000	5.25%, 12/15/2019	385,780
	630,000	7.75%, 10/01/2021	675,281
	1,795,000	8.25%, 12/15/2020	1,966,781
		Sprint Communications, Inc.
	7,475,000	8.38%, 08/15/2017	7,613,287
		Sprint Corp.
	2,900,000	7.13%, 06/15/2024	3,162,827
		Station Casinos LLC
	460,000	7.50%, 03/01/2021	478,975
		Sterigenics-Nordion Holdings LLC
	2,850,000	6.50%, 05/15/2023(1)	2,935,500
		Sterigenics-Nordion Topco LLC
	430,000	(cash) 8.13%, 11/01/2021(1)(9)	442,900
		Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.
	550,000	5.88%, 05/15/2025(1)(3)	550,688
		TEGNA, Inc.
	5,440,000	6.38%, 10/15/2023	5,780,000
		Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
	980,000	6.75%, 06/01/2025(1)(3)	1,006,950
		Tenet Healthcare Corp.
	1,975,000	5.00%, 03/01/2019	1,978,713
	3,445,000	6.75%, 06/15/2023	3,289,975
		Texas Competitive Electric Holdings Co. LLC
	925,000	11.50%, 10/01/2020*(4)(5)	—
		Time Warner Cable LLC
	4,680,000	8.25%, 04/01/2019	5,197,308
	4,685,000	8.75%, 02/14/2019	5,212,376
		Time Warner Cable, Inc.
	9,695,000	6.75%, 07/01/2018	10,222,660
		TMX Finance LLC
	3,115,000	8.50%, 09/15/2018(1)	2,928,100
		TreeHouse Foods, Inc.
	2,030,000	6.00%, 02/15/2024(1)	2,161,950
		Tribune Media Co.
	975,000	5.88%, 07/15/2022	1,024,257

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		United States - 14.6% - (continued)
		United States Steel Corp.
$	224,000	6.88%, 04/01/2021	$226,240
	1,020,000	7.50%, 03/15/2022	1,037,850
	1,940,000	8.38%, 07/01/2021(1)	2,136,425
		USIS Merger Sub, Inc.
	4,030,000	6.88%, 05/01/2025(1)	4,100,525
		Ventas Realty L.P. / Ventas Capital Corp.
	5,025,000	2.00%, 02/15/2018	5,034,316
		Verizon Communications, Inc.
	3,895,000	2.87%, 09/14/2018(2)	3,974,520
		Viacom, Inc.
	1,035,000	5.88%, 02/28/2057(2)	1,068,638
	205,000	6.25%, 02/28/2057(2)	210,381
		Vizient, Inc.
	475,000	10.38%, 03/01/2024(1)	543,875
		Walgreens Boots Alliance, Inc.
	5,475,000	1.75%, 05/30/2018	5,495,619
		WPX Energy, Inc.
	2,305,000	6.00%, 01/15/2022	2,339,575
	900,000	8.25%, 08/01/2023	1,003,500
		Zayo Group LLC / Zayo Capital, Inc.
	1,600,000	6.00%, 04/01/2023	1,706,000
	1,280,000	6.38%, 05/15/2025	1,384,000

			583,999,068

		Total Corporate Bonds (cost $725,521,951)	$736,904,065

FOREIGN GOVERNMENT OBLIGATIONS - 52.2%
		Australia - 12.0%
		Australia Government Bond
AUD	40,545,000	1.75%, 11/21/2020(6)	$30,189,049
	126,890,000	2.75%, 10/21/2019(6)	97,341,496
	145,020,000	3.25%, 10/21/2018(6)	111,160,246
	93,840,000	4.50%, 04/15/2020(6)	75,680,937
	83,340,000	5.25%, 03/15/2019(6)	66,510,558
	66,045,000	5.75%, 05/15/2021(6)	56,682,472
	47,890,000	5.75%, 07/15/2022(6)	42,242,224

			479,806,982

		Brazil - 0.1%
		Banco Nacional de Desenvolvimento Economico e Social
EUR	3,550,000	4.13%, 09/15/2017(6)	3,909,551

		Canada - 9.6%
		Canadian Government Bond
CAD	129,130,000	0.75%, 03/01/2021	94,050,495
	80,440,000	0.75%, 09/01/2021	58,419,694
	84,520,000	1.25%, 02/01/2018	62,210,633
	96,005,000	1.25%, 09/01/2018	70,867,381
	131,600,000	1.75%, 09/01/2019	98,681,924

			384,230,127

		Denmark - 8.2%
		Denmark Government Bond
DKK	803,910,000	0.25%, 11/15/2018	119,204,610
	228,265,000	4.00%, 11/15/2017	34,272,260
	1,077,310,000	4.00%, 11/15/2019	175,734,887

			329,211,757

The accompanying notes are an integral part of these financial statements.

222

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 52.2% - (continued)
		New Zealand - 4.2%
		New Zealand Government Bond
NZD	86,540,000	2.75%, 04/15/2025(6)	$58,415,326
	138,015,000	5.50%, 04/15/2023(6)	109,087,088

			167,502,414

		Norway - 5.9%
		Norway Government Bond
NOK	349,035,000	1.75%, 02/17/2027(1)(6)	41,090,680
	490,270,000	3.75%, 05/25/2021(1)(6)	63,399,345
	1,040,145,000	4.50%, 05/22/2019(1)(6)	130,615,851

			235,105,876

		Poland - 1.9%
		Republic of Poland Government Bond
PLN	126,855,000	2.50%, 07/25/2026	30,595,365
	186,525,000	2.50%, 07/25/2027	44,236,698

			74,832,063

		Portugal - 0.1%
		Portugal Obrigacoes do Tesouro OT
EUR	3,270,000	4.13%, 04/14/2027(1)(6)	3,728,616

		South Korea - 5.5%
		Korea Treasury Bond
KRW	153,740,520,000	2.00%, 03/10/2020	136,211,750
	90,364,860,000	3.13%, 03/10/2019	81,618,234

			217,829,984

		Sweden - 4.7%
		Sweden Government Bond
SEK	1,651,155,000	3.75%, 08/12/2017	188,723,402

		Total Foreign Government Obligations (cost $2,114,742,173)	$2,084,880,772

SENIOR FLOATING RATE INTERESTS - 1.6%(10)
		Canada - 0.1%
		B.C. Unlimited Liability Co.
$	1,913,379	3.31%, 02/16/2024	$1,913,858

		Luxembourg - 0.1%
		Misys Europe S.A.
	5,625,000	0.00%, 04/27/2024(11)	5,663,700

		United States - 1.4%
		American Builders & Contractors Supply Co., Inc.
	936,338	3.74%, 10/31/2023	941,796
		Asurion LLC
	2,056,722	4.24%, 07/08/2020	2,070,008
	837,932	4.75%, 11/03/2023	844,216
	1,240,000	8.50%, 03/03/2021	1,258,079
		Berlin Packaging LLC
	1,223,763	4.50%, 10/01/2021	1,229,441
		Camelot UK Holdco Ltd.
	4,785,950	4.50%, 10/03/2023	4,807,487
		CityCenter Holdings LLC
	550,000	3.49%, 04/18/2024	550,688
		Community Health Systems, Inc.
	189,224	3.80%, 12/31/2019	188,442
	348,169	4.05%, 01/27/2021	345,847
		First Data Corp.
	2,355,957	3.49%, 04/26/2024	2,354,968
	2,504,980	3.99%, 07/10/2022	2,518,131
		Foresight Energy LLC
	2,705,000	0.00%, 03/28/2022(11)	2,611,164

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 1.6%(10) - (continued)
		United States - 1.4% - (continued)
		Gardner Denver, Inc.
EUR	1,297,925	4.75%, 07/30/2020	$1,418,933
		Harbor Freight Tools USA, Inc.
$	3,319,913	4.24%, 08/19/2023	3,309,554
		Hostess Brands LLC
	3,503,654	4.00%, 08/03/2022	3,532,139
		Hyland Software, Inc.
	817,560	4.24%, 07/01/2022	822,465
		Lands’ End, Inc.
	2,789,708	4.25%, 04/04/2021	2,296,851
		Level 3 Financing, Inc.
	4,075,000	3.24%, 02/22/2024	4,086,655
		LTS Buyer LLC
	2,875,616	4.40%, 04/13/2020	2,883,323
		Magic Newco LLC
	501,638	5.00%, 12/12/2018	502,085
		Quikrete Holdings, Inc.
	5,266,800	4.24%, 11/15/2023	5,274,489
		Rexnord LLC
	2,267,954	3.89%, 08/21/2023	2,274,849
		ServiceMaster Co.
	2,869,171	3.49%, 11/08/2023	2,899,670
		Sterigenics-Nordion Holdings LLC
	3,415,000	4.15%, 05/15/2022	3,406,463
		Tribune Media Co.
	83,823	3.99%, 12/27/2020	84,312
	1,047,373	3.99%, 01/27/2024	1,053,269
		USI, Inc.
	1,835,000	0.00%, 03/30/2024(11)	1,826,981

			55,392,305

		Total Senior Floating Rate Interests (cost $63,530,106)	$62,969,863

U.S. GOVERNMENT AGENCIES - 0.7%
		United States - 0.7%
		FHLMC - 0.1%
	3,690,853	1.78%, 09/25/2041(2)(7)	$338,003
	6,087,872	2.28%, 01/25/2042(2)(7)	750,625
	11,435,000	2.09%, 02/25/2041(2)(7)	823,284

			1,911,912

		SLM Student Loan Trust - 0.6%
		SLM Student Loan Trust
	1,996,041	1.69%, 01/25/2029(2)	1,980,981
		Nelnet Student Loan Trust
	2,588,513	1.50%, 03/25/2026(1)(2)	2,526,921
	2,309,177	1.25%, 01/26/2026(2)	2,298,802
	358,917	1.91%, 01/25/2019(2)	359,223
	1,572,186	2.70%, 11/25/2024(2)	1,606,708
	3,667,904	2.86%, 07/25/2023(2)	3,751,166
	3,989,743	2.66%, 04/25/2023(2)	4,066,099
	475,000	1.64%, 05/26/2026(2)	462,532
	2,593,201	2.64%, 04/25/2024(2)	2,609,409
	1,385,771	1.91%, 04/25/2023(2)	1,376,153
	1,250,000	1.30%, 10/25/2028(2)	1,233,896
	2,914,719	1.81%, 01/25/2022(2)	2,885,317

			25,157,207

			27,069,119

		Total U.S. Government Agencies (cost $26,732,214)	$27,069,119

The accompanying notes are an integral part of these financial statements.

223

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 10.7%
		United States - 10.7%
		U.S. Treasury Bonds - 0.2%
$	9,265,000	3.00%, 02/15/2047	$9,352,220

		U.S. Treasury Notes - 10.5%
	74,580,000	0.63%, 04/30/2018(12)	74,195,465
	80,285,000	0.75%, 01/31/2018(12)	80,090,550
	39,970,000	1.00%, 09/30/2019(12)	39,649,920
	45,680,000	1.25%, 01/31/2019(12)	45,685,345
	82,860,000	1.38%, 04/30/2020(12)(13)	82,633,461
	34,735,000	1.38%, 01/31/2021(12)	34,394,423
	39,960,000	1.38%, 04/30/2021	39,477,683
	22,095,000	1.50%, 08/15/2026	20,662,272

			416,789,119

			426,141,339

		Total U.S. Government Securities (cost $426,945,023)	$426,141,339

CONVERTIBLE BONDS - 0.5%
		Commercial Services - 0.0%
		Cardtronics, Inc.
	1,600,000	1.00%, 12/01/2020	$1,643,000

		Diversified Financial Services - 0.0%
		Blackhawk Network Holdings, Inc.
	970,000	1.50%, 01/15/2022(1)	1,051,238

		Internet - 0.1%
		Zillow Group, Inc.
	136,000	2.00%, 12/01/2021(1)	142,290
		Priceline Group, Inc.
	1,750,000	0.90%, 09/15/2021	1,991,719

			2,134,009

		IT Services - 0.0%
		Lumentum Holdings, Inc.
	217,000	0.25%, 03/15/2024(1)	216,186

		Media - 0.1%
		DISH Network Corp.
	1,545,000	3.38%, 08/15/2026(1)	1,890,694
		Liberty Media Corp-Liberty Formula One
	377,000	1.00%, 01/30/2023(1)	423,418
		DISH Network Corp.
	2,144,000	2.38%, 03/15/2024(1)	2,231,100

			4,545,212

		Oil & Gas - 0.0%
		PDC Energy, Inc.
	1,131,000	1.13%, 09/15/2021	1,092,122
		Cobalt International Energy, Inc.
	1,155,000	2.63%, 12/01/2019	438,900

			1,531,022

		Oil & Gas Services - 0.1%
		Weatherford International Ltd.
	1,388,000	5.88%, 07/01/2021	1,649,985

		Semiconductors - 0.1%
		Microchip Technology, Inc.
	1,827,000	1.63%, 02/15/2025	2,670,845
	1,645,000	1.63%, 02/15/2027(1)	1,684,069
	450,000	2.25%, 02/15/2037(1)	464,625

			4,819,539

Shares or Principal Amount			Market Value†
CONVERTIBLE BONDS - 0.5% - (continued)
		Software - 0.1%
		Workday, Inc.
$	1,087,000	1.50%, 07/15/2020	$1,357,391
		Verint Systems, Inc.
	1,477,000	1.50%, 06/01/2021	1,422,536

			2,779,927

		Total Convertible Bonds (cost $20,697,474)	$20,370,118

CONVERTIBLE PREFERRED STOCKS - 0.0%
		United States - 0.0%
	9,500	Mandatory Exchangeable Trust 5.75%(1)	$1,307,343

		Total Convertible Preferred Stocks (cost $1,187,510)	$1,307,343

		Total Long-Term Investments (cost $3,851,122,707)	$3,829,604,794

SHORT-TERM INVESTMENTS - 4.1%
		Other Investment Pools & Funds - 4.1%
	164,481,238	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$164,481,238

		Total Short-Term Investments (cost $164,481,238)	$164,481,238

Total Investments Excluding Purchased Options (cost $4,015,603,945)	100.1%	$3,994,086,032

Total Purchased Options (cost $2,616,243)	0.0%	$1,338,827

Total Investments (cost $4,018,220,188)^	100.1%	$3,995,424,859
Other Assets and Liabilities	(0.1)%	(3,291,299)

Total Net Assets	100.0%	$3,992,133,560

The accompanying notes are an integral part of these financial statements.

224

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$37,817,206
Unrealized Depreciation	(60,612,535)

Net Unrealized Depreciation	$(22,795,329)

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $729,763,223, which represented 18.3% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $12,784,670 at April 30, 2017.

(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $3,971,518, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2017	$2,698,660	CB Homer Citiy Generation Station	$2,698,660
04/2017	3,000,000	Sound Point CLO Ltd.	3,000,000
10/2016	925,000	Texas Competitive Electric Holdings Co. LLC	—

			$5,698,660

At April 30, 2017, the aggregate value of these securities was $3,971,518, which represented 0.1% of total net assets.

(6)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $924,163,342, which represented 23.1% of total net assets.

(7)	Securities disclosed are interest-only strips.

(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(12)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

(13)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

The accompanying notes are an integral part of these financial statements.

225

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
AUD Call/NZD Put	BOA	1.10 NZD per AUD	02/15/18	AUD	5,735,000	$95,962	$98,111	$(2,149)
AUD Call/NZD Put	JPM	1.09 NZD per AUD	08/15/17	AUD	8,205,000	100,440	97,345	3,095
USD Call/CNH Put	SCB	7.50 CNH per USD	06/09/17	USD	326,000	298	54,116	(53,818)
USD Call/CNH Put	JPM	8.00 CNH per USD	12/07/17	USD	575,000	6,943	64,975	(58,032)
USD Call/CNH Put	JPM	8.00 CNH per USD	12/07/17	USD	575,000	6,943	64,688	(57,745)
USD Call/CNH Put	SCB	8.00 CNH per USD	12/11/17	USD	774,000	9,656	103,716	(94,060)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/11/21	USD	4,151,000	127,332	198,376	(71,044)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	USD	4,151,000	127,353	198,003	(70,650)
USD Call/JPY Put	BOA	115.00 JPY per USD	03/12/21	USD	5,530,000	169,660	243,320	(73,660)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	USD	5,531,000	169,691	216,981	(47,290)
USD Call/KRW Put	JPM	1,250.00 KRW per USD	09/11/17	USD	4,910,000	32,784	101,048	(68,264)
USD Call/SGD Put	JPM	1.52 SGD per USD	06/09/17	USD	379,000	187	51,544	(51,357)
USD Call/SGD Put	JPM	1.50 SGD per USD	12/11/17	USD	3,788,000	8,947	52,653	(43,706)

Total Calls					44,630,000	$856,196	$1,544,876	$(688,680)

Puts
EUR Put/GBP Call	JPM	0.80 GBP per EUR	06/08/17	EUR	68,696,000	$43,102	$169,241	$(126,139)
EUR Put/USD Call	JPM	0.90 USD per EUR	01/08/18	EUR	68,696,000	52,905	143,873	(90,968)
GBP Put/USD Call	GSC	1.15 USD per GBP	12/05/17	GBP	327,000	16,699	58,012	(41,313)
GBP Put/USD Call	GSC	1.15 USD per GBP	12/05/17	GBP	328,000	16,750	59,062	(42,312)

Total Puts					138,047,000	$129,456	$430,188	$(300,732)

Total purchased option contracts					182,677,000	$985,652	$1,975,064	$(989,412)

Written option contracts:
Calls
USD Call/JPY Put	GSC	140.00 JPY per USD	03/11/21	USD	(4,151,000)	$(37,670)	$(82,771)	$45,101
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	USD	(5,531,000)	$(50,233)	(90,598)	40,365
USD Call/JPY Put	BOA	140.00 JPY per USD	03/12/21	USD	(5,530,000)	(50,224)	(106,287)	56,063
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	USD	(4,151,000)	(37,699)	(83,850)	46,151

Total Calls					(19,363,000)	$(175,826)	$(363,506)	$187,680

Total written option contracts					(19,363,000)	$(175,826)	$(363,506)	$187,680

OTC Swaption Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption USD	JPM	0.63%	09/15/17	USD	102,770,000	$89,997	$120,755	$(30,758)
Interest Rate Swaption USD	GSC	0.66%	10/02/17	USD	102,980,000	83,350	118,427	(35,077)

Total Calls					205,750,000	$173,347	$239,182	$(65,835)

Puts
Interest Rate Swaption EUR	GSC	90.00%	05/17/17	EUR	123,400,000	$10,225	$154,192	$(143,967)
Interest Rate Swaption USD	JPM	0.93%	11/21/18	JPY	1,100,450,000	169,603	247,805	(78,202)

Total Puts					1,223,850,000	$179,828	$401,997	$(222,169)

Total purchased swaption contracts					1,429,600,000	$353,175	$641,179	$(288,004)

The accompanying notes are an integral part of these financial statements.

226

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	872	06/15/2017	$84,593,104	$84,700,598	$107,494
Australian 3-Year Bond Future	427	06/15/2017	35,725,353	35,848,646	123,293
Euro-BOBL Future	92	06/08/2017	13,211,419	13,214,425	3,006

Total					$233,793

Short position contracts:
30 Day Federal Fund Future	1,751	01/31/2018	$720,387,367	$720,411,732	$(24,365)
Canadian Government 10-Year Bond Future	783	06/21/2017	79,383,205	80,052,364	(669,159)
Euro BUXL 30-Year Bond Future	143	06/08/2017	26,298,586	26,350,029	(51,443)
Euro-Bund Future	169	06/08/2017	29,651,137	29,782,347	(131,210)
Euro-OAT Future	174	06/08/2017	28,286,262	28,400,396	(114,134)
Euro-Schatz Future	1,280	06/08/2017	156,482,135	156,496,638	(14,503)
Eurodollar 3-Month Future	2,148	03/18/2019	585,111,605	585,275,664	(164,059)
Long Gilt Future	98	06/28/2017	16,276,745	16,281,250	(4,505)
U.S. 10-Year Ultra Future	247	06/21/2017	32,836,547	33,456,922	(620,375)
U.S. Treasury 10-Year Note Future	165	06/21/2017	20,690,168	20,743,594	(53,426)
U.S. Treasury 2-Year Note Future	10	06/30/2017	2,165,451	2,166,094	(643)
U.S. Treasury 5-Year Note Future	678	06/30/2017	80,211,821	80,279,437	(67,616)
U.S. Treasury Long Bond Future	48	06/21/2017	7,203,288	7,342,500	(139,212)
U.S. Treasury Ultra Bond Future	358	06/21/2017	57,325,362	58,331,625	(1,006,263)

Total					$(3,060,913)

Total futures contracts					$(2,827,120)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.A.7	JPM	USD	1,645,000	(2.00%)	01/17/47	$63,442	$—	$55,423	$(8,019)
CMBX.NA.AS.7	CSI	USD	9,350,000	(1.00%)	01/17/47	169,670	—	(19,437)	(189,107)
CMBX.NA.BBB.7	CSI	USD	5,165,000	(3.00%)	01/17/47	499,212	—	415,241	(83,971)
CMBX.NA.BBB.7	MSC	USD	1,105,000	(3.00%)	01/17/47	106,811	—	88,837	(17,974)
ITRAXX.SUB.FIN.27	BOA	EUR	7,887,500	(1.00%)	06/20/22	407,723	—	267,338	(140,385)
ITRAXX.SUB.FIN.27	JPM	EUR	7,887,500	(1.00%)	06/20/22	429,790	—	267,406	(162,384)

Total						$1,676,648	$—	$1,074,808	$(601,840)

Sell protection:
CMBX.NA.BB.6	GSC	USD	4,125,000	5.00%	05/11/63	$—	$(832,192)	$(775,229)	$56,963
CMBX.NA.BB.6	MSC	USD	495,000	5.00%	05/11/63	—	(113,353)	(93,165)	20,188
CMBX.NA.BB.6	MSC	USD	3,210,000	5.00%	05/11/63	—	(589,862)	(603,269)	(13,407)
CMBX.NA.BB.6	JPM	USD	3,220,000	5.00%	05/11/63	—	(552,328)	(605,149)	(52,821)
CMBX.NA.BB.8	MSC	USD	3,710,000	5.00%	10/17/57	—	(1,067,622)	(954,919)	112,703
CMBX.NA.BB.8	CSI	USD	3,810,000	5.00%	10/17/57	—	(1,027,377)	(980,658)	46,719
CMBX.NA.BBB.6	CSI	USD	3,220,000	3.00%	05/11/63	—	(460,300)	(358,543)	101,757
CMBX.NA.BBB.6	CSI	USD	3,175,000	3.00%	05/11/63	—	(441,820)	(353,532)	88,288
ITRAXX.SEN.FIN.27	JPM	EUR	10,187,500	1.00%	06/20/22	39,349	—	156,096	116,747
ITRAXX.SEN.FIN.27	BOA	EUR	10,187,500	1.00%	06/20/22	56,779	—	156,184	99,405

Total						$96,128	$(5,084,854)	$(4,412,184)	$576,542

Total traded indices						$1,772,776	$(5,084,854)	$(3,337,376)	$(25,298)

The accompanying notes are an integral part of these financial statements.

227

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Accor S.A.	BNP	EUR	2,265,000	(1.00%)/0.75%	12/20/21	$—	$(18,701)	$(31,704)	$(13,003)
Alcoa, Inc.	GSC	USD	3,760,000	(1.00%)/1.42%	12/20/21	238,881	—	64,476	(174,405)
Aviva plc	GSC	EUR	7,350,000	(1.00%)/0.68%	06/20/22	—	(47,783)	(141,915)	(94,132)
Best Buy Co., Inc.	GSC	USD	3,585,000	(5.00%)/1.41%	06/20/22	—	(544,547)	(640,851)	(96,304)
BHP Billiton plc	BCLY	USD	2,050,000	(1.00%)/0.71%	12/20/21	17,826	—	(28,825)	(46,651)
Boparan Finance plc	CBK	EUR	4,380,000	(5.00%)/3.92%	12/20/21	14,227	—	(245,550)	(259,777)
CalAtlantic Group, Inc.	BCLY	USD	4,740,000	(5.00%)/1.43%	12/20/21	—	(548,220)	(768,820)	(220,600)
CenturyLink, Inc.	GSC	USD	1,980,000	(1.00%)/2.22%	12/20/21	198,493	—	102,217	(96,276)
Citigroup, Inc.	GSC	USD	13,805,000	(1.00%)/0.52%	12/20/21	—	(164,453)	(309,220)	(144,767)
Cox Communications, Inc.	BNP	USD	4,290,000	(1.00%)/0.83%	12/20/21	14,955	—	(37,201)	(52,156)
Dell Inc.	JPM	USD	7,130,000	(1.00%)/2.17%	12/20/21	709,755	—	352,827	(356,928)
Freeport-McMoRan, Inc.	GSC	USD	815,000	(1.00%)/3.32%	06/20/22	96,362	—	86,522	(9,840)
Freeport-McMoRan, Inc.	GSC	USD	1,635,000	(1.00%)/3.32%	06/20/22	204,966	—	173,574	(31,392)
Gap, Inc.	GSC	USD	2,120,000	(1.00%)/2.20%	12/20/21	223,637	—	107,448	(116,189)
Gap, Inc.	MSC	USD	1,825,000	(1.00%)/2.55%	06/20/22	166,367	—	130,867	(35,500)
Glencore International AG	CSI	EUR	4,300,000	(5.00%)/1.51%	12/20/21	—	(604,685)	(767,346)	(162,661)
Ineos Group Holdings S.A.	GSC	EUR	3,410,000	(5.00%)/2.55%	06/20/22	—	(392,564)	(463,860)	(71,296)
Istar, Inc.	GSC	USD	2,900,000	(5.00%)/2.85%	12/20/21	—	(32,626)	(278,995)	(246,369)
Jaguar Land Rover Automotive PLC	CBK	EUR	2,810,000	(5.00%)/1.92%	12/20/21	—	(407,960)	(439,750)	(31,790)
Jaguar Land Rover Automotive PLC	BCLY	EUR	2,810,000	(5.00%)/1.92%	12/20/21	—	(407,264)	(439,750)	(32,486)
Jaguar Land Rover Automotive PLC	CBK	EUR	6,330,000	(5.00%)/1.92%	12/20/21	—	(943,747)	(990,610)	(46,863)
Kohl’s Corp.	CBK	USD	2,030,000	(1.00%)/1.91%	12/20/21	94,898	—	78,099	(16,799)
Kohl’s Corp.	MSC	USD	1,850,000	(1.00%)/2.25%	06/20/22	107,938	—	107,030	(908)
Macy’s, Inc.	CBK	USD	5,200,000	(1.00%)/1.92%	12/20/21	259,571	—	201,261	(58,310)
MDC Holdings, Inc.	JPM	USD	3,075,000	(1.00%)/0.56%	03/20/20	62,879	—	(42,136)	(105,015)
Next plc	GSC	EUR	10,375,000	(1.00%)/1.11%	12/20/21	108,522	—	42,167	(66,355)
Nordstrom, Inc.	CSI	USD	2,030,000	(1.00%)/1.23%	12/20/21	49,439	—	18,468	(30,971)
Nordstrom, Inc.	GSC	USD	1,750,000	(1.00%)/1.44%	06/20/22	48,536	—	35,179	(13,357)
Peugeot S.A.	CBK	EUR	3,280,000	(5.00%)/1.98%	12/20/21	—	(492,812)	$(510,730)	(17,918)
Societe Generale S.A.	BCLY	EUR	2,915,000	(1.00%)/0.48%	12/20/20	—	(36,511)	(64,122)	(27,611)
Societe Generale S.A.	BCLY	EUR	6,535,000	(1.00%)/0.48%	12/20/20	—	(76,841)	(143,752)	(66,911)
Target Corp.	CSI	USD	1,860,000	(1.00%)/0.52%	12/20/21	—	(43,309)	(41,941)	1,368
Tenet Healthcare Corp.	MSC	USD	3,275,000	(5.00%)/1.27%	12/20/17	—	(63,595)	(97,813)	(34,218)
Vale S.A.	BNP	USD	2,290,000	(1.00%)/2.03%	12/20/21	290,366	—	98,939	(191,427)
Vodafone Group plc	CSI	EUR	2,350,000	(1.00%)/0.77%	06/20/22	—	(17,630)	(33,482)	(15,852)
Vodafone Group plc	CSI	EUR	3,885,000	(1.00%)/0.77%	06/20/22	—	(29,188)	(55,351)	(26,163)
Vodafone Group plc	BNP	EUR	4,115,000	(1.00%)/0.77%	06/20/22	—	(30,916)	(58,628)	(27,712)
Windstream Corp.	BCLY	USD	3,760,000	(5.00%)/5.52%	12/20/21	112,626	—	55,632	(56,994)

Total						$3,020,244	$(4,903,352)	$(4,977,646)	$(3,094,538)

Credit default swaps on single-name issues:
Sell protection:
CalAtlantic Group, Inc.	JPM	USD	4,230,000	5.00%/1.66%	06/20/22	$653,636	$—	$700,248	$46,612
Koninklijke KPN N.V.	CSI	EUR	2,375,000	1.00%/0.81%	06/20/22	15,259	—	28,411	13,152
Koninklijke KPN N.V.	BCLY	EUR	4,115,000	1.00%/0.81%	06/20/22	26,477	—	49,227	22,750
Koninklijke KPN N.V.	CSI	EUR	3,885,000	1.00%/0.81%	06/20/22	24,997	—	46,475	21,478
Liberty Interactive LLC	GSC	USD	1,425,000	5.00%/1.00%	03/20/20	95,574	—	169,026	73,452
Liberty Interactive LLC	BCLY	USD	850,000	5.00%/1.00%	03/20/20	49,111	—	100,823	51,712
Nokia Oyj	BNP	EUR	2,510,000	5.00%/1.21%	12/20/21	457,235	—	489,222	31,987
Nokia Oyj	BOA	EUR	2,285,000	5.00%/1.21%	12/20/21	413,745	—	445,368	31,623
U.S. Steel Corp.	GSC	USD	2,100,000	5.00%/5.59%	06/20/22	—	(94,786)	(43,070)	51,716

Total						$1,736,034	$(94,786)	$1,985,730	$344,482

Total single-name issues						$4,756,278	$(4,998,138)	$(2,991,916)	$(2,750,056)

Total OTC contracts						$6,529,054	$(10,082,992)	$(6,329,292)	$(2,775,354)

The accompanying notes are an integral part of these financial statements.

228

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.28	USD	83,000,000	(5.00%)	06/20/22	$(5,541,129)	$(6,573,542)	$(1,032,413)
ITRAXX.EUR.27	EUR	17,050,000	(1.00%)	06/20/22	205,708	332,539	126,831
ITRAXX.XOV.27	EUR	27,118,000	(5.00%)	06/20/22	(2,705,157)	(3,300,904)	(595,747)

Total					$(8,040,578)	$(9,541,907)	$(1,501,329)

Total					$(8,040,578)	$(9,541,907)	$(1,501,329)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
CBK	3M NZD Bank Bill	2.52% Fixed	NZD	96,565,000	03/21/19	$2,480	$—	$26,605	$24,125
CBK	3M SEK STIBOR	0.38% Fixed	SEK	149,845,000	03/20/22	—	—	(129,435)	(129,435)
CBK	6M NOK NIBOR	1.19% Fixed	NOK	445,750,000	12/20/18	—	—	(7,889)	(7,889)
DEUT	3M NZD Bank Bill	2.52% Fixed	NZD	96,565,000	03/21/19	—	—	26,605	26,605
DEUT	3M NZD Bank Bill	2.31% Fixed	NZD	26,605,000	03/20/22	—	—	(472,405)	(472,405)
GSC	3M HKD HIBOR	2.24% Fixed	HKD	33,115,000	06/16/26	11,135	—	40,485	29,350
GSC	3M HKD HIBOR	2.35% Fixed	HKD	46,335,000	06/16/26	—	—	26,639	26,639
GSC	3M HKD HIBOR	2.36% Fixed	HKD	46,340,000	06/16/26	—	—	25,338	25,338
GSC	3M HKD HIBOR	2.24% Fixed	HKD	33,115,000	06/16/26	24,049	—	40,484	16,435
JPM			HKD	26,400,000	06/16/26	8,345	—	32,274	23,929
JPM	3M HKD HIBOR	2.37% Fixed	HKD	46,335,000	06/16/26	—	—	20,769	20,769
JPM	3M NZD Bank Bill	3.01% Fixed	NZD	91,405,000	12/19/20	—	(16,525)	(35,837)	(19,312)
JPM	6M NOK NIBOR	1.19% Fixed	NOK	471,657,000	12/20/18	3,074	—	(8,348)	(11,422)
MSC	3M HKD HIBOR	2.36% Fixed	HKD	46,340,000	06/16/26	—	—	24,033	24,033

Total						$49,083	$(16,525)	$(390,682)	$(423,240)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
3M CAD CDOR	1.83% Fixed	CAD	24,589,000	09/18/22	$—	$—	$(110,460)	$(110,460)
3M CAD CDOR	1.68% Fixed	CAD	15,582,000	09/20/22	—	—	(139,533)	(139,533)
3M CAD CDOR	1.87% Fixed	CAD	8,825,000	09/20/27	—	—	13,340	13,340
3M NZD Bank Bill	2.52% Fixed	NZD	231,385,000	03/21/19	—	(78,944)	63,750	142,694
3M NZD Bank Bill	3.01% Fixed	NZD	252,141,000	12/19/20	—	(484,619)	(99,215)	385,404
3M NZD Bank Bill	3.28% Fixed	NZD	33,474,000	09/20/22	—	—	281,286	281,286
3M NZD Bank Bill	4.02% Fixed	NZD	21,025,000	03/16/27	—	—	(42,716)	(42,716)
3M NZD Bank Bill	3.74% Fixed	NZD	8,384,000	09/20/27	—	—	135,438	135,438

The accompanying notes are an integral part of these financial statements.

229

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017 - (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
3M SEK STIBOR	2.13% Fixed	SEK	99,808,000	09/21/27	$5,887	$—	$68,026	$62,139
3M SEK STIBOR	0.61% Fixed	SEK	195,634,000	09/20/22	—	—	207,305	207,305
3M SEK STIBOR	1.38% Fixed	SEK	46,296,000	09/20/27	—	—	98,342	98,342
3M USD LIBOR	2.42% Fixed	USD	19,099,000	09/18/22	—	—	(95,386)	(95,386)
3M USD LIBOR	2.34% Fixed	USD	22,985,000	09/20/22	—	(8,420)	346,976	355,396
3M USD LIBOR	1.88% Fixed	USD	36,868,503	06/16/26	19,407	—	(1,073,698)	(1,093,105)
3M USD LIBOR	2.64% Fixed	USD	13,600,000	03/16/27	—	—	(26,109)	(26,109)
3M USD LIBOR	2.32% Fixed	USD	6,775,000	09/20/27	—	—	(8,981)	(8,981)
3M ZAR JIBAR	8.29% Fixed	ZAR	647,209,000	09/20/27	—	(268,475)	(775,858)	(507,383)
6M AUD BBR	3.04% Fixed	AUD	22,875,000	09/18/22	—	—	31,267	31,267
6M AUD BBR	2.86% Fixed	AUD	15,789,000	09/20/22	—	—	185,408	185,408
6M EUR EURIBOR	0.62% Fixed	EUR	16,558,000	09/18/22	—	—	61,998	61,998
6M EUR EURIBOR	0.31% Fixed	EUR	10,579,000	09/20/22	—	—	(21,833)	(21,833)
6M EUR EURIBOR	0.92% Fixed	EUR	4,794,000	09/20/27	—	—	26,852	26,852
6M GBP LIBOR	1.28% Fixed	GBP	14,450,000	03/20/22	—	—	(194,437)	(194,437)
6M GBP LIBOR	0.96% Fixed	GBP	9,410,000	09/20/22	—	—	(64,740)	(64,740)
6M GBP LIBOR	1.34% Fixed	GBP	4,277,000	09/20/27	—	—	(76,495)	(76,495)
6M GBP LIBOR	1.64% Fixed	GBP	10,054,000	09/21/27	—	—	(55,253)	(55,253)
0.15% Fixed	6M JPY LIBOR	JPY	1,823,130,000	03/20/22	—	—	$116,975	116,975
6M JPY LIBOR	0.31% Fixed	JPY	568,756,000	09/20/27	—	—	(39,019)	(39,019)
6M JPY LIBOR	0.50% Fixed	JPY	3,335,900,000	06/21/37	760,276	—	702,551	(57,725)
6M NOK NIBOR	1.77% Fixed	NOK	98,993,000	09/20/22	—	—	(94,422)	(94,422)
6M NOK NIBOR	2.14% Fixed	NOK	46,038,000	09/20/27	—	—	(83,841)	(83,841)
6M NOK NIBOR	2.40% Fixed	NOK	130,600,000	09/21/27	—	—	(4,010)	(4,010)
6M PLN WIBOR	2.67% Fixed	PLN	386,038,000	09/20/22	13,979	—	(861,298)	(875,277)

Total					$799,549	$(840,458)	$(1,527,790)	$(1,486,881)

OTC Total Return Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Iboxxmja iBoxx USD liquide	JPM	EUR	7,090,000	(3M EUROBOR + 3.15%)	06/20/17	$—	$(1,135)	$(133,570)	$(132,435)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Buy	05/08/17	GSC	$21,087,091	$21,245,467	$158,376
AUD	Buy	05/08/17	NAB	2,118,513	2,118,782	269
AUD	Buy	05/08/17	DEUT	1,221,423	1,220,359	(1,064)
AUD	Buy	05/08/17	BNP	1,077,643	1,074,365	(3,278)
AUD	Buy	05/08/17	SSG	2,947,425	2,942,336	(5,089)
AUD	Buy	05/08/17	CIBC	2,044,306	2,036,427	(7,879)
AUD	Buy	05/08/17	JPM	1,125,077	1,115,543	(9,534)
AUD	Buy	05/08/17	BCLY	1,348,368	1,321,431	(26,937)
AUD	Buy	05/08/17	JPM	4,054,884	4,015,204	(39,680)
AUD	Buy	05/08/17	JPM	5,147,468	5,099,301	(48,167)
AUD	Buy	05/08/17	CBK	5,576,440	5,523,806	(52,634)
AUD	Buy	05/08/17	JPM	6,113,351	6,053,127	(60,224)
AUD	Buy	05/08/17	JPM	8,050,069	7,971,261	(78,808)
AUD	Buy	05/08/17	GSC	10,713,575	10,623,108	(90,467)
AUD	Buy	05/08/17	JPM	10,161,833	10,061,593	(100,240)
AUD	Sell	05/08/17	NAB	161,205,970	157,850,737	3,355,233

The accompanying notes are an integral part of these financial statements.

230

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Sell	05/08/17	BNP	$147,435,147	$144,321,230	$3,113,917
AUD	Sell	05/08/17	SSG	151,248,378	148,831,316	2,417,062
AUD	Sell	05/08/17	DEUT	69,854,828	68,510,770	1,344,058
AUD	Sell	05/08/17	JPM	8,156,348	7,967,518	188,830
AUD	Sell	05/08/17	GSC	21,410,804	21,246,215	164,589
AUD	Sell	05/08/17	RBS	16,486,893	16,376,760	110,133
AUD	Sell	05/08/17	TDB	5,043,560	4,952,558	91,002
AUD	Sell	05/08/17	RBS	8,510,442	8,421,970	88,472
AUD	Sell	05/08/17	SSG	6,431,409	6,381,800	49,609
AUD	Sell	05/08/17	UBS	2,868,810	2,845,007	23,803
AUD	Sell	05/08/17	SSG	3,003,439	2,983,515	19,924
AUD	Sell	05/08/17	BCLY	1,313,499	1,298,970	14,529
AUD	Sell	05/08/17	CBK	1,040,104	1,029,444	10,660
AUD	Sell	06/06/17	BOA	1,728,449	1,736,061	(7,612)
CAD	Buy	05/08/17	GSC	1,018,176	996,417	(21,759)
CAD	Buy	05/08/17	DEUT	1,022,231	1,000,080	(22,151)
CAD	Buy	05/08/17	SSG	1,868,199	1,838,975	(29,224)
CAD	Buy	05/08/17	HSBC	1,396,052	1,366,409	(29,643)
CAD	Buy	05/08/17	BMO	2,174,420	2,117,385	(57,035)
CAD	Buy	05/08/17	MSC	3,396,610	3,329,937	(66,673)
CAD	Buy	05/08/17	JPM	2,909,146	2,828,065	(81,081)
CAD	Buy	05/08/17	TDB	6,578,972	6,425,422	(153,550)
CAD	Buy	05/08/17	GSC	21,672,300	21,373,137	(299,163)
CAD	Buy	05/08/17	SSG	119,054,350	116,627,639	(2,426,711)
CAD	Buy	06/06/17	CBK	7,490,445	7,506,992	16,547
CAD	Buy	06/06/17	JPM	7,508,650	7,507,725	(925)
CAD	Sell	05/08/17	CBK	89,486,869	87,676,607	1,810,262
CAD	Sell	05/08/17	MSC	89,479,872	87,675,875	1,803,997
CAD	Sell	05/08/17	JPM	89,476,888	87,675,874	1,801,014
CAD	Sell	05/08/17	GSC	89,467,388	87,675,874	1,791,514
CAD	Sell	05/08/17	GSC	14,860,906	14,532,297	328,609
CAD	Sell	05/08/17	GSC	11,645,268	11,400,178	245,090
CAD	Sell	05/08/17	BCLY	11,347,751	11,139,352	208,399
CAD	Sell	05/08/17	JPM	10,312,711	10,121,689	191,022
CAD	Sell	05/08/17	BOA	5,948,209	5,813,652	134,557
CAD	Sell	05/08/17	JPM	6,203,910	6,089,131	114,779
CAD	Sell	05/08/17	RBC	6,065,422	5,956,521	108,901
CAD	Sell	05/08/17	BCLY	4,426,664	4,346,868	79,796
CAD	Sell	05/08/17	JPM	4,115,653	4,039,150	76,503
CAD	Sell	05/08/17	RBS	1,958,979	1,917,369	41,610
CAD	Sell	05/08/17	GSC	1,352,965	1,311,460	41,505
CAD	Sell	05/08/17	GSC	2,684,166	2,652,227	31,939
CAD	Sell	05/08/17	SSG	1,059,031	1,036,713	22,318
CAD	Sell	05/08/17	JPM	1,142,193	1,122,435	19,758
CAD	Sell	05/08/17	GSC	21,385,893	21,372,404	13,489
CAD	Sell	05/08/17	BCLY	1,720,354	1,714,423	5,931
CAD	Sell	05/31/17	ANZ	1,338,755	1,316,262	22,493
CAD	Sell	06/06/17	BOA	1,193,228	1,194,727	(1,499)
CHF	Buy	05/08/17	SGG	2,403,676	2,428,308	24,632
CHF	Buy	05/08/17	MSC	27,652,478	27,550,991	(101,487)
CHF	Sell	05/08/17	UBS	5,985,133	5,982,789	2,344
CHF	Sell	05/08/17	UBS	5,973,296	5,982,788	(9,492)
CHF	Sell	05/08/17	JPM	5,349,991	5,412,664	(62,673)
CHF	Sell	05/08/17	JPM	5,349,991	5,412,664	(62,673)
DKK	Buy	05/08/17	BOA	23,656,446	24,055,512	399,066
DKK	Buy	06/06/17	TDB	6,727,053	6,728,824	1,771
DKK	Sell	05/08/17	JPM	28,380,611	28,436,900	(56,289)
DKK	Sell	05/08/17	NAB	10,075,770	10,193,888	(118,118)

The accompanying notes are an integral part of these financial statements.

231

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
DKK	Sell	05/08/17	SSG	$5,815,586	$5,933,811	$(118,225)
DKK	Sell	05/08/17	MSC	8,741,282	8,892,144	(150,862)
DKK	Sell	05/08/17	CBK	8,488,496	8,655,530	(167,034)
DKK	Sell	05/08/17	BOA	155,352,333	155,653,625	(301,292)
EUR	Buy	05/08/17	JPM	13,303,251	13,676,090	372,839
EUR	Buy	05/08/17	JPM	27,364,301	27,668,202	303,901
EUR	Buy	05/08/17	UBS	13,400,702	13,676,091	275,389
EUR	Buy	05/08/17	UBS	13,432,820	13,681,539	248,719
EUR	Buy	05/08/17	CBK	10,875,084	11,067,280	192,196
EUR	Buy	05/08/17	JPM	15,111,484	15,294,337	182,853
EUR	Buy	05/08/17	JPM	9,988,622	10,074,539	85,917
EUR	Buy	05/08/17	BOA	2,977,156	3,051,239	74,083
EUR	Buy	05/08/17	JPM	2,892,898	2,953,164	60,266
EUR	Buy	05/08/17	MSC	2,401,958	2,451,889	49,931
EUR	Buy	05/08/17	CBK	1,585,834	1,623,695	37,861
EUR	Buy	05/08/17	CBK	11,046,478	11,067,281	20,803
EUR	Buy	05/08/17	CBK	11,055,764	11,069,460	13,696
EUR	Buy	05/08/17	CBK	1,808,365	1,814,398	6,033
EUR	Buy	05/08/17	BCLY	2,733,900	2,735,219	1,319
EUR	Buy	05/08/17	JPM	8,869,427	8,868,209	(1,218)
EUR	Buy	05/08/17	JPM	6,096,311	6,086,133	(10,178)
EUR	Buy	05/08/17	CBK	11,120,798	11,068,371	(52,427)
EUR	Sell	05/08/17	BOA	5,554,722	5,552,166	2,556
EUR	Sell	05/08/17	CBK	2,775,790	2,778,807	(3,017)
EUR	Sell	05/08/17	JPM	162,345	165,638	(3,293)
EUR	Sell	05/08/17	JPM	552,768	564,480	(11,712)
EUR	Sell	05/08/17	JPM	1,102,497	1,122,421	(19,924)
EUR	Sell	05/08/17	JPM	1,160,594	1,181,265	(20,671)
EUR	Sell	05/08/17	GSC	1,327,333	1,351,263	(23,930)
EUR	Sell	05/08/17	JPM	1,630,104	1,660,746	(30,642)
EUR	Sell	05/08/17	JPM	2,862,085	2,893,229	(31,144)
EUR	Sell	05/08/17	DEUT	2,658,646	2,691,629	(32,983)
EUR	Sell	05/08/17	JPM	1,224,548	1,258,636	(34,088)
EUR	Sell	05/08/17	BOA	1,831,843	1,868,884	(37,041)
EUR	Sell	05/08/17	JPM	2,878,709	2,920,472	(41,763)
EUR	Sell	05/08/17	JPM	29,778,593	29,820,416	(41,823)
EUR	Sell	05/08/17	UBS	3,008,250	3,056,688	(48,438)
EUR	Sell	05/08/17	JPM	2,723,975	2,773,359	(49,384)
EUR	Sell	05/08/17	JPM	2,688,151	2,743,936	(55,785)
EUR	Sell	05/08/17	JPM	2,950,772	3,012,009	(61,237)
EUR	Sell	05/08/17	JPM	5,374,379	5,481,334	(106,955)
EUR	Sell	05/08/17	CIBC	4,385,803	4,495,129	(109,326)
EUR	Sell	05/08/17	JPM	5,321,438	5,432,296	(110,858)
EUR	Sell	05/08/17	JPM	5,506,334	5,622,998	(116,664)
EUR	Sell	05/08/17	JPM	6,642,089	6,778,110	(136,021)
EUR	Sell	05/08/17	JPM	7,043,014	7,194,387	(151,373)
EUR	Sell	05/08/17	GSC	10,897,337	11,067,281	(169,944)
EUR	Sell	05/08/17	HSBC	115,798,565	116,012,478	(213,913)
EUR	Sell	05/08/17	JPM	14,355,392	14,613,257	(257,865)
EUR	Sell	05/08/17	JPM	13,387,272	13,679,359	(292,087)
EUR	Sell	05/08/17	TDB	23,176,277	23,576,272	(399,995)
EUR	Sell	05/08/17	MSC	110,575,919	111,505,361	(929,442)
EUR	Sell	05/08/17	BCLY	110,529,362	111,505,362	(976,000)
EUR	Sell	05/31/17	CSFB	7,861,177	7,865,161	(3,984)
EUR	Sell	05/31/17	DEUT	3,737,476	3,749,834	(12,358)
EUR	Sell	05/31/17	CBK	20,532,769	20,818,415	(285,646)
EUR	Sell	06/06/17	TDB	6,663,963	6,668,193	(4,230)
GBP	Buy	05/08/17	JPM	14,509,748	15,047,208	537,460

The accompanying notes are an integral part of these financial statements.

232

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
GBP	Buy	05/08/17	SSG	$14,498,359	$15,034,253	$535,894
GBP	Buy	05/08/17	JPM	13,772,709	14,280,273	507,564
GBP	Buy	05/08/17	JPM	5,413,323	5,609,506	196,183
GBP	Buy	05/08/17	JPM	8,443,551	8,568,423	124,872
GBP	Buy	05/08/17	SGG	2,655,851	2,772,365	116,514
GBP	Buy	05/08/17	BOA	2,992,151	3,063,853	71,702
GBP	Buy	05/08/17	UBS	5,653,686	5,713,146	59,460
GBP	Buy	05/08/17	UBS	5,990,980	6,049,976	58,996
GBP	Buy	05/08/17	CBK	5,655,075	5,713,145	58,070
GBP	Buy	05/08/17	BCLY	5,665,503	5,713,146	47,643
GBP	Buy	05/08/17	HSBC	1,028,150	1,062,309	34,159
GBP	Buy	05/31/17	UBS	413,404	418,720	5,316
GBP	Sell	05/08/17	JPM	3,011,287	3,012,033	(746)
GBP	Sell	05/08/17	DEUT	7,530,354	7,537,207	(6,853)
GBP	Sell	05/08/17	JPM	848,757	856,324	(7,567)
GBP	Sell	05/08/17	JPM	7,568,248	7,576,072	(7,824)
GBP	Sell	05/08/17	CBK	11,417,166	11,424,996	(7,830)
GBP	Sell	05/08/17	UBS	1,217,938	1,230,723	(12,785)
GBP	Sell	05/08/17	JPM	5,687,246	5,713,145	(25,899)
GBP	Sell	05/08/17	JPM	1,914,758	1,943,247	(28,489)
GBP	Sell	05/08/17	JPM	5,684,468	5,713,146	(28,678)
GBP	Sell	05/08/17	JPM	5,683,582	5,713,146	(29,564)
GBP	Sell	05/08/17	JPM	4,813,903	4,856,821	(42,918)
GBP	Sell	05/08/17	JPM	5,664,912	5,711,850	(46,938)
GBP	Sell	05/08/17	CBK	1,111,680	1,159,471	(47,791)
GBP	Sell	05/08/17	JPM	5,653,708	5,713,145	(59,437)
GBP	Sell	05/08/17	JPM	1,718,828	1,781,309	(62,481)
GBP	Sell	05/08/17	JPM	5,631,327	5,713,145	(81,818)
GBP	Sell	05/08/17	BCLY	8,459,844	8,568,423	(108,579)
GBP	Sell	05/08/17	BCLY	8,453,611	8,568,423	(114,812)
GBP	Sell	05/08/17	BOA	22,666,014	22,848,696	(182,682)
GBP	Sell	05/08/17	HSBC	12,266,224	12,680,334	(414,110)
GBP	Sell	05/31/17	UBS	5,960,448	6,037,099	(76,651)
INR	Buy	05/08/17	JPM	35,893,009	36,373,203	480,194
INR	Buy	05/08/17	JPM	2,377,883	2,399,452	21,569
INR	Sell	05/08/17	BCLY	19,685,404	19,816,897	(131,493)
JPY	Buy	05/08/17	JPM	2,994,809	2,993,491	(1,318)
JPY	Buy	05/08/17	JPM	7,359,730	7,357,204	(2,526)
JPY	Buy	05/08/17	SSG	1,712,115	1,708,516	(3,599)
JPY	Buy	05/08/17	CBK	1,887,451	1,853,883	(33,568)
JPY	Buy	05/08/17	GSC	1,720,768	1,682,493	(38,275)
JPY	Buy	05/08/17	BOA	3,005,738	2,961,187	(44,551)
JPY	Buy	05/08/17	BCLY	5,468,692	5,410,601	(58,091)
JPY	Buy	05/08/17	CBK	10,907,726	10,817,405	(90,321)
JPY	Buy	05/08/17	JPM	5,504,818	5,408,654	(96,164)
JPY	Buy	05/08/17	JPM	10,914,738	10,817,406	(97,332)
JPY	Buy	05/08/17	BCLY	10,941,595	10,817,406	(124,189)
JPY	Buy	05/08/17	UBS	5,946,401	5,810,209	(136,192)
JPY	Buy	05/08/17	BOA	22,569,907	22,061,204	(508,703)
JPY	Buy	06/06/17	BOA	1,354,517	1,355,577	1,060
JPY	Sell	05/08/17	SSG	24,234,425	23,932,307	302,118
JPY	Sell	05/08/17	JPM	15,007,829	14,706,333	301,496
JPY	Sell	05/08/17	JPM	8,488,962	8,272,957	216,005
JPY	Sell	05/08/17	HSBC	24,078,635	23,932,298	146,337
JPY	Sell	05/08/17	BOA	2,972,053	2,898,375	73,678
JPY	Sell	05/08/17	JPM	13,860,254	13,788,257	71,997
JPY	Sell	05/08/17	BNP	7,462,923	7,409,699	53,224
JPY	Sell	05/08/17	MSC	3,656,218	3,613,546	42,672

The accompanying notes are an integral part of these financial statements.

233

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
JPY	Sell	05/08/17	CBK	$5,920,896	$5,885,225	$35,671
JPY	Sell	05/08/17	CBK	11,047,694	11,031,051	16,643
JPY	Sell	05/08/17	DEUT	2,391,208	2,375,231	15,977
JPY	Sell	05/08/17	TDB	1,435,076	1,421,370	13,706
JPY	Sell	05/08/17	MSC	8,840,991	8,827,838	13,153
JPY	Sell	05/08/17	BCLY	2,974,994	2,962,084	12,910
JPY	Sell	05/08/17	CBK	2,873,286	2,863,378	9,908
JPY	Sell	05/08/17	JPM	3,382,680	3,373,061	9,619
JPY	Sell	05/08/17	BCLY	1,066,451	1,057,951	8,500
JPY	Sell	05/08/17	BOA	2,131,256	2,124,876	6,380
JPY	Sell	05/08/17	JPM	7,404,382	7,409,698	(5,316)
JPY	Sell	05/31/17	HSBC	1,674,252	1,655,954	18,298
JPY	Sell	05/31/17	NOM	1,105,730	1,092,925	12,805
JPY	Sell	05/31/17	DEUT	568,363	563,019	5,344
KRW	Buy	05/08/17	JPM	221,571,608	221,998,841	427,233
KRW	Sell	05/08/17	UBS	96,805,887	94,606,021	2,199,866
KRW	Sell	05/08/17	SSG	96,762,378	94,606,022	2,156,356
KRW	Sell	05/08/17	JPM	16,040,576	15,764,173	276,403
KRW	Sell	05/08/17	CIBC	5,206,754	5,171,032	35,722
KRW	Sell	05/08/17	BCLY	2,980,722	2,969,179	11,543
KRW	Sell	05/08/17	BCLY	8,822,755	8,882,415	(59,660)
KRW	Sell	06/05/17	JPM	221,583,270	222,069,966	(486,696)
MXN	Buy	05/08/17	BCLY	75,441,417	76,058,418	617,001
MXN	Sell	05/08/17	JPM	1,602,725	1,597,537	5,188
MXN	Sell	05/08/17	RBC	74,053,829	74,460,882	(407,053)
NOK	Buy	05/08/17	BCLY	2,285,375	2,294,667	9,292
NOK	Buy	05/08/17	JPM	4,211,627	4,213,102	1,475
NOK	Buy	05/08/17	BCLY	2,479,689	2,481,036	1,347
NOK	Buy	05/08/17	CBK	1,026,393	1,025,029	(1,364)
NOK	Buy	05/08/17	SSG	1,533,460	1,530,554	(2,906)
NOK	Buy	05/08/17	JPM	5,363,593	5,358,106	(5,487)
NOK	Buy	05/08/17	BCLY	1,811,903	1,805,449	(6,454)
NOK	Buy	05/08/17	JPM	2,882,057	2,853,774	(28,283)
NOK	Buy	05/08/17	DEUT	15,122,260	15,044,981	(77,279)
NOK	Sell	05/08/17	UBS	244,571,718	241,962,299	2,609,419
NOK	Sell	05/08/17	RBS	3,796,835	3,757,663	39,172
NOK	Sell	05/08/17	JPM	5,932,569	5,921,290	11,279
NOK	Sell	05/08/17	JPM	1,389,473	1,379,130	10,343
NOK	Sell	05/08/17	BCLY	1,279,194	1,270,803	8,391
NOK	Sell	05/08/17	BCLY	1,219,576	1,214,893	4,683
NOK	Sell	05/08/17	CBK	4,546,750	4,545,771	979
NOK	Sell	05/08/17	BCLY	1,720,874	1,722,748	(1,874)
NOK	Sell	05/08/17	BOA	7,013,829	7,017,373	(3,544)
NOK	Sell	05/08/17	BCLY	989,512	995,908	(6,396)
NZD	Buy	05/08/17	DEUT	7,511,853	7,506,455	(5,398)
NZD	Buy	05/08/17	SSG	1,852,823	1,836,284	(16,539)
NZD	Buy	05/08/17	DEUT	1,847,950	1,825,987	(21,963)
NZD	Buy	05/08/17	UBS	2,875,414	2,831,653	(43,761)
NZD	Buy	05/08/17	SSG	2,780,681	2,714,954	(65,727)
NZD	Buy	05/08/17	SSG	3,008,074	2,938,055	(70,019)
NZD	Buy	05/08/17	BCLY	14,424,267	14,209,749	(214,518)
NZD	Sell	05/08/17	SSG	192,490,200	188,425,398	4,064,802
NZD	Sell	05/08/17	DEUT	18,128,407	17,760,128	368,279
NZD	Sell	05/08/17	JPM	14,381,780	14,209,749	172,031
NZD	Sell	05/08/17	UBS	5,638,330	5,557,591	80,739
NZD	Sell	05/08/17	CBK	3,845,409	3,789,267	56,142
NZD	Sell	05/08/17	CSFB	2,197,204	2,162,353	34,851
NZD	Sell	05/08/17	SSG	1,356,014	1,324,870	31,144

The accompanying notes are an integral part of these financial statements.

234

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
NZD	Sell	05/08/17	SSG	$2,949,311	$2,920,893	$28,418
NZD	Sell	05/08/17	JPM	1,128,040	1,105,203	22,837
NZD	Sell	05/08/17	SSG	1,276,740	1,256,911	19,829
NZD	Sell	05/08/17	GSC	1,036,500	1,019,395	17,105
NZD	Sell	05/08/17	MSC	1,516,051	1,510,215	5,836
PLN	Buy	05/08/17	CBK	28,145,392	28,387,890	242,498
PLN	Buy	05/08/17	JPM	1,995,145	2,036,268	41,123
PLN	Sell	05/08/17	NAB	2,354,865	2,392,227	(37,362)
PLN	Sell	05/08/17	DEUT	1,834,342	1,876,975	(42,633)
PLN	Sell	05/08/17	MSC	2,797,293	2,853,094	(55,801)
PLN	Sell	05/08/17	BNP	8,940,373	9,050,565	(110,192)
PLN	Sell	05/08/17	JPM	10,130,866	10,272,841	(141,975)
PLN	Sell	05/08/17	JPM	19,459,667	19,614,669	(155,002)
PLN	Sell	05/08/17	RBS	39,536,067	39,757,995	(221,928)
RUB	Buy	05/05/17	MSC	5,642,490	5,588,667	(53,823)
RUB	Sell	05/05/17	MSC	5,552,989	5,588,667	(35,678)
SEK	Buy	05/08/17	SGG	6,823,062	6,960,969	137,907
SEK	Buy	05/08/17	JPM	6,948,974	7,066,349	117,375
SEK	Buy	05/08/17	JPM	5,338,586	5,435,835	97,249
SEK	Buy	05/08/17	JPM	5,536,547	5,623,667	87,120
SEK	Buy	05/08/17	JPM	5,357,075	5,435,835	78,760
SEK	Buy	05/08/17	JPM	6,912,741	6,988,076	75,335
SEK	Buy	05/08/17	JPM	5,504,532	5,570,582	66,050
SEK	Buy	05/08/17	JPM	4,558,598	4,620,465	61,867
SEK	Buy	05/08/17	JPM	2,924,431	2,958,214	33,783
SEK	Buy	05/08/17	JPM	2,664,045	2,694,820	30,775
SEK	Buy	05/08/17	JPM	1,148,274	1,170,138	21,864
SEK	Buy	05/08/17	JPM	1,615,121	1,630,739	15,618
SEK	Buy	05/08/17	JPM	804,452	815,370	10,918
SEK	Buy	05/08/17	JPM	552,239	558,865	6,626
SEK	Buy	05/08/17	JPM	161,305	163,097	1,792
SEK	Buy	05/08/17	BOA	5,501,501	5,499,763	(1,738)
SEK	Buy	05/08/17	BCLY	1,810,332	1,802,646	(7,686)
SEK	Buy	05/08/17	UBS	1,211,749	1,201,763	(9,986)
SEK	Buy	05/08/17	JPM	5,453,386	5,435,836	(17,550)
SEK	Buy	05/08/17	BCLY	3,035,148	3,004,409	(30,739)
SEK	Buy	05/08/17	JPM	5,469,835	5,435,835	(34,000)
SEK	Buy	05/08/17	JPM	5,470,973	5,435,835	(35,138)
SEK	Buy	05/08/17	JPM	80,957,077	80,205,872	(751,205)
SEK	Buy	05/08/17	JPM	146,882,302	145,288,462	(1,593,840)
SEK	Buy	08/14/17	GSC	8,974,187	8,909,324	(64,863)
SEK	Sell	05/08/17	JPM	8,867,355	8,784,961	82,394
SEK	Sell	05/08/17	CBK	5,493,479	5,435,835	57,644
SEK	Sell	05/08/17	UBS	5,493,103	5,435,835	57,268
SEK	Sell	05/08/17	BCLY	5,490,279	5,435,835	54,444
SEK	Sell	05/08/17	CBK	1,248,059	1,243,555	4,504
SEK	Sell	05/08/17	BCLY	2,134,603	2,133,583	1,020
SEK	Sell	05/08/17	BCLY	1,648,871	1,685,180	(36,309)
SEK	Sell	05/08/17	JPM	2,878,353	2,925,346	(46,993)
SEK	Sell	08/14/17	BOA	166,614,502	165,618,160	996,342
SEK	Sell	08/14/17	MSC	28,331,630	28,386,299	(54,669)
SEK	Sell	08/14/17	GSC	9,162,064	9,375,654	(213,590)
TRY	Buy	05/08/17	JPM	11,054,631	11,407,809	353,178
TRY	Buy	05/08/17	JPM	5,508,773	5,703,764	194,991
TRY	Buy	05/08/17	JPM	5,512,303	5,703,764	191,461
TRY	Buy	05/08/17	BCLY	5,546,193	5,703,764	157,571
TRY	Buy	05/08/17	JPM	6,130,582	6,200,659	70,077
TRY	Buy	05/08/17	JPM	6,181,915	6,200,660	18,745
TRY	Sell	05/08/17	RBC	929,889	960,646	(30,757)
TRY	Sell	05/08/17	BCLY	6,132,864	6,200,659	(67,795)
TRY	Sell	05/08/17	JPM	6,005,169	6,200,660	(195,491)
TRY	Sell	05/08/17	HSBC	31,614,966	32,492,298	(877,332)
ZAR	Buy	05/08/17	JPM	2,218,419	2,237,216	18,797

The accompanying notes are an integral part of these financial statements.

235

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
ZAR	Buy	05/08/17	JPM	$4,888,675	$4,748,143	$(140,532)
ZAR	Sell	05/08/17	JPM	6,054,211	5,948,350	105,861
ZAR	Sell	05/08/17	JPM	5,987,139	5,948,349	38,790
ZAR	Sell	05/08/17	JPM	5,986,824	5,948,349	38,475
ZAR	Sell	05/08/17	HSBC	694,566	670,941	23,625
ZAR	Sell	05/08/17	JPM	5,949,596	5,948,349	1,247
ZAR	Sell	05/08/17	CBK	5,517,167	5,577,273	(60,106)

Total						$24,408,315

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
STIBOR	Stockholm Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

236

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$2,440,763	$2,440,763	$—	$—
Utilities	236,823	236,823	—	—
Asset & Commercial Mortgage Backed Securities	467,284,589	—	464,284,589	3,000,000
Corporate Bonds	736,904,065	—	735,932,547	971,518
Foreign Government Obligations	2,084,880,772	—	2,084,880,772	—
Senior Floating Rate Interests	62,969,863	—	62,969,863	—
U.S. Government Agencies	27,069,119	—	27,069,119	—
U.S. Government Securities	426,141,339	—	426,141,339	—
Convertible Bonds	20,370,118	—	20,370,118	—
Convertible Preferred Stocks	1,307,343	1,307,343	—	—
Short-Term Investments	164,481,238	164,481,238	—	—
Purchased Options	1,338,827	—	1,338,827	—
Foreign Currency Contracts(2)	43,580,570	—	43,580,570	—
Futures Contracts(2)	233,793	233,793	—	—
Swaps - Credit Default(2)	1,115,451	—	1,115,451	—
Swaps - Interest Rate(2)	2,321,067	—	2,321,067	—

Total	$4,042,675,740	$168,699,960	$3,870,004,262	$3,971,518

Liabilities
Foreign Currency Contracts(2)	$(19,172,255)	$—	$(19,172,255)	$—
Futures Contracts(2)	(3,060,913)	(3,060,913)	—	—
Swaps - Credit Default(2)	(5,392,134)	—	(5,392,134)	—
Swaps - Interest Rate(2)	(4,231,188)	—	(4,231,188)	—
Swaps - Total Return(2)	(132,435)	—	(132,435)	—
Written Options	(175,826)	—	(175,826)	—

Total	$(32,164,751)	$(3,060,913)	$(29,103,838)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between Level 1 and Level 2 and investments valued at $2,717,408 were transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable inputs.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

237

Fixed Income Funds

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund
Assets:
Investments in securities, at market value	$93,530,646	$4,552,494,636	$539,314,999
Cash	—	39,598,762	2,900,104
Cash collateral due from broker	2,028,078	—	—
Foreign currency	523,615	14,486,528	5,534,922
Unrealized appreciation on OTC swap contracts	204,251	—	—
Unrealized appreciation on foreign currency contracts	5,673,466	46,126	10,153
Unrealized appreciation on bond forward contracts	—	—	—
Receivables:
Investment securities sold	4,832,620	176,626,715	29,567,347
Fund shares sold	159,652	8,156,271	2,119,948
Dividends and interest	1,515,929	24,589,363	2,822,538
Variation margin on financial derivative instruments	37,728	—	—
OTC swap premiums paid	47,446	—	—
Other assets	107,447	224,617	92,568

Total assets	108,660,878	4,816,223,018	582,362,579

Liabilities:
Unrealized depreciation on foreign currency contracts	5,429,043	1,904,499	258,554
Unrealized depreciation on bond forward contracts	—	—	—
Bank overdraft	810,000	—	—
Unrealized depreciation on OTC swap contracts	165,940	—	—
Cash collateral due to broker	—	—	—
Payables:
Investment securities purchased	1,895,169	527,038,182	97,606,917
Fund shares redeemed	21,447	10,018,391	1,752,032
Investment management fees	73,086	2,105,674	276,976
Transfer agent fees	2,211	215,740	18,158
Accounting services fees	1,548	60,497	7,122
Board of Directors’ fees	542	12,628	726
Variation margin on financial derivative instruments	—	—	—
Foreign taxes	63,575	—	—
Distribution fees	2,680	1,143,998	103,790
Distributions payable	—	1,982,364	36,247
Written options	177,458	—	—
Accrued expenses	60,455	254,095	38,668
OTC swap premiums received	47,446	—	—

Total liabilities	8,750,600	544,736,068	100,099,190

Net assets	$99,910,278	$4,271,486,950	$482,263,389

Summary of Net Assets:
Capital stock and paid-in-capital	$128,526,992	$4,816,739,276	$515,855,463
Undistributed (distributions in excess of) net investment income	199,823	450,162	149,921
Accumulated net realized gain (loss)	(30,486,595)	(500,165,768)	(28,239,696)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	1,670,058	(45,536,720)	(5,502,299)

Net assets	$99,910,278	$4,271,486,950	$482,263,389

Shares authorized	610,000,000	3,310,000,000	560,000,000

Par value	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$7.56	$8.72	$10.01

Maximum offering price per share	$7.92	$8.99	$10.32

Shares outstanding	726,996	96,846,652	13,140,967

Net Assets	$5,493,527	$844,795,229	$131,588,183

Class B: Net asset value per share	$—	$8.71	$—

Shares outstanding	—	228,812	—

Net Assets	$—	$1,992,635	$—

The accompanying notes are an integral part of these financial statements.

238

Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Municipal Income Fund	The Hartford Municipal Opportunities Fund	The Hartford Municipal Real Return Fund	Hartford Municipal Short Duration Fund

$358,483,785	$560,841,681	$20,889,232	$653,960,691	$184,104,151	$17,960,550
—	—	—	—	—	—
—	300,000	—	—	—	—
—	37,284,379	—	—	—	—
—	376,486	—	—	2,830,123	—
—	1,003,240	—	—	—	—
—	197,364	—	—	—	—

462,060	39,470,139	—	—	—	—
416,673	1,486,579	7,208	830,446	382,306	45
5,579,712	1,329,021	288,276	8,712,751	2,341,641	217,329
237,302	41,551	—	23	—	—
—	—	—	—	—	—
126,521	111,254	56,762	68,023	69,020	57,322

365,306,053	642,441,694	21,241,478	663,571,934	189,727,241	18,235,246

21,496	812,635	—	—	—	—
—	2,177	—	—	—	—
—	—	—	—	—	—
—	235,345	—	—	810,213	—
—	335,040	—	—	2,329,000	—

6,080,333	36,593,694	46,950	4,835,281	478,311	—
1,000,666	1,045,977	2,968	1,108,513	235,497	59,984
189,685	243,775	6,034	181,356	53,361	5,222
56,129	53,862	464	25,286	6,440	308
5,253	8,929	241	7,504	2,134	209
1,039	2,578	192	2,342	697	222
—	3,558	—	—	—	—
—	3,674	—	—	—	—
96,348	179,120	2,272	141,607	38,151	1,947
41,069	—	6	235,514	47,370	—
—	—	—	—	—	—
58,093	95,955	24,818	26,062	22,429	25,236
—	15,763	—	—	—	—

7,550,111	39,632,082	83,945	6,563,465	4,023,603	93,128

$357,755,942	$602,809,612	$21,157,533	$657,008,469	$185,703,638	$18,142,118

$387,248,293	$653,267,540	$21,162,464	$676,337,090	$213,057,224	$18,190,798
27,694	2,786,794	7,426	166,442	16,951	6,237
(36,407,209)	(58,646,422)	(33,576)	(26,012,544)	(32,923,134)	(16,352)
6,887,164	5,401,700	21,219	6,517,481	5,552,597	(38,565)

$357,755,942	$602,809,612	$21,157,533	$657,008,469	$185,703,638	$18,142,118

610,000,000	6,355,000,000	350,000,000	850,000,000	19,400,000,000	350,000,000

$0.0010	$0.0010	$0.0010	$0.0010	$0.0001	$0.0010

$7.44	$10.95	$10.15	$8.51	$9.19	$10.00

$7.79	$11.47	$10.63	$8.91	$9.62	$10.47

30,430,139	19,834,288	1,147,644	29,027,983	11,222,654	772,533

$226,379,728	$217,135,103	$11,642,885	$246,978,704	$103,182,798	$7,724,515

$7.39	$10.55	$—	$8.50	$9.11	$—

88,313	211,733	—	35,117	12,456	—

$653,065	$2,234,800	$—	$298,636	$113,453	$—

The accompanying notes are an integral part of these financial statements.

239

Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund
Class C: Net asset value per share	$7.55	$8.71	$10.02

Shares outstanding	266,404	133,639,733	9,367,151

Net Assets	$2,011,749	$1,164,173,326	$93,814,798

Class I: Net asset value per share	$7.54	$8.73	$10.02

Shares outstanding	3,445,098	212,421,941	25,054,664

Net Assets	$25,982,022	$1,855,202,839	$251,091,344

Class R3: Net asset value per share	$7.53	$8.74	$10.01

Shares outstanding	1,668	1,296,131	34,265

Net Assets	$12,556	$11,333,302	$342,829

Class R4: Net asset value per share	$7.53	$8.72	$9.99

Shares outstanding	8,282	870,120	100,235

Net Assets	$62,401	$7,584,599	$1,001,821

Class R5: Net asset value per share	$7.33	$8.72	$9.99

Shares outstanding	1,417	228,266	135,478

Net Assets	$10,380	$1,990,731	$1,353,338

Class Y: Net asset value per share	$7.51	$8.71	$9.99

Shares outstanding	8,837,408	44,126,632	306,281

Net Assets	$66,327,220	$384,404,234	$3,061,017

Class F: Net asset value per share	$7.54	$8.73	$10.02

Shares outstanding	1,382	1,152	1,004

Net Assets	$10,423	$10,055	$10,059

Cost of investments	$92,340,873	$4,595,896,968	$544,464,798
Cost of foreign currency	$524,112	$14,481,806	$5,533,136
Proceeds of written option contracts	$459,935	$—	$—

The accompanying notes are an integral part of these financial statements.

240

Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Municipal Income Fund	The Hartford Municipal Opportunities Fund	The Hartford Municipal Real Return Fund	Hartford Municipal Short Duration Fund
$7.41	$10.51	$10.14	$8.51	$9.14	$10.00

7,919,908	12,394,249	315,414	12,930,269	2,251,112	363,196

$58,711,336	$130,211,751	$3,199,807	$110,087,388	$20,569,413	$3,630,178

$7.48	$11.14	$10.14	$8.53	$9.22	$10.00

7,863,885	5,937,286	621,493	35,145,517	4,841,974	677,766

$58,813,839	$66,111,749	$6,304,698	$299,633,622	$44,629,003	$6,777,365

$7.44	$10.75	$—	$—	$—	$—

417,531	4,886,499	—	—	—	—

$3,104,886	$52,547,341	$—	$—	$—	$—

$7.45	$10.94	$—	$—	$—	$—

198,132	1,229,890	—	—	—	—

$1,476,010	$13,453,912	$—	$—	$—	$—

$7.44	$11.11	$—	$—	$—	$—

114,835	280,575	—	—	—	—

$853,813	$3,115,795	$—	$—	$—	$—

$7.42	$11.16	$—	$—	$9.17	$—

32,364	2,879,678	—	—	1,876,154	—

$240,240	$32,136,655	$—	$—	$17,198,913	$—

$7.47	$11.13	$10.14	$8.52	$9.22	$10.00

1,006,669	7,711,525	1,000	1,188	1,091	1,006

$7,523,025	$85,862,506	$10,143	$10,119	$10,058	$10,060

$351,630,244	$557,174,210	$20,868,013	$647,443,210	$180,571,464	$17,999,115
$—	$37,860,911	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

241

Fixed Income Funds

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	The Hartford Quality Bond Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund
Assets:
Investments in securities, at market value	$167,551,808	$921,047,868	$376,030,660
Cash	161,772	27,741	9,235
Cash collateral due from broker	2	—	—
Foreign currency	6,100,023	—	3,858,045
Unrealized appreciation on OTC swap contracts	—	—	1,274,151
Unrealized appreciation on foreign currency contracts	46,877	—	858,529
Receivables:
Investment securities sold	58,790,872	399,650	27,820,589
Fund shares sold	41,975	5,541,902	511,974
Dividends and interest	317,083	4,285,683	2,651,177
Variation margin on financial derivative instruments	17,491	687,104	92,869
OTC swap premiums paid	—	—	3,122,530
Other assets	78,370	100,397	104,061

Total assets	233,106,273	932,090,345	416,333,820

Liabilities:
Unrealized depreciation on foreign currency contracts	—	15,943	1,010,233
Bank overdraft	—	—	—
Bank overdraft - foreign cash	—	—	—
Unrealized depreciation on OTC swap contracts	—	—	1,181,372
Cash collateral due to broker	—	—	223,000
TBA sale commitments, at market value	40,674,849	—	20,564,844
Payables:
Investment securities purchased	64,552,291	31,627,286	12,505,445
Fund shares redeemed	68,656	2,167,052	301,349
Investment management fees	53,150	316,392	169,088
Transfer agent fees	3,427	72,439	22,645
Accounting services fees	1,913	13,313	6,764
Board of Directors’ fees	540	2,927	1,608
Variation margin on financial derivative instruments	—	—	10,480
Foreign taxes	—	—	2,036
Distribution fees	5,279	190,094	79,917
Distributions payable	84	123,736	63
Written options	—	—	443,776
Accrued expenses	17,644	77,264	45,970
OTC swap premiums received	—	—	4,258,163

Total liabilities	105,377,833	34,606,446	40,826,753

Net assets	$127,728,440	$897,483,899	$375,507,067

Summary of Net Assets:
Capital stock and paid-in-capital	$129,595,522	$896,703,306	$382,668,732
Undistributed (distributions in excess of) net investment income	(208,644)	267,849	282,858
Accumulated net realized gain (loss)	(1,927,168)	(1,908,399)	(10,331,154)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	268,730	2,421,143	2,886,631

Net assets	$127,728,440	$897,483,899	$375,507,067

Shares authorized	560,000,000	760,000,000	1,050,000,000

Par value	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$9.95	$9.86	$8.86

Maximum offering price per share	$10.42	$10.06	$9.28

Shares outstanding	1,350,477	52,947,661	13,091,513

Net Assets	$13,441,189	$522,295,448	$116,008,567

Class B: Net asset value per share	$—	$9.93	$8.88

Shares outstanding	—	95,041	119,484

Net Assets	$—	$943,530	$1,061,249

The accompanying notes are an integral part of these financial statements.

242

Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

The Hartford Total Return Bond Fund	The Hartford Unconstrained Bond Fund	The Hartford World Bond Fund

$2,578,039,950	$95,012,516	$3,995,424,859
1,789,191	9,516	—
—	—	—
18,571,069	190	38,540
1,918,159	317,624	1,205,843
2,546,305	150,575	43,580,570

376,009,940	6,037,728	4,524,140
2,914,326	13,690	13,013,058
10,914,128	334,699	34,856,700
186,778	6,506	246,393
7,573,746	723,803	6,578,137
140,364	84,356	394,634

3,000,603,956	102,691,203	4,099,862,874

2,058,882	175,472	19,172,255
—	—	1,237,637
—	—	43,577
3,013,289	278,641	4,536,872
978,000	85,034	3,615,926
124,933,608	—	—

727,575,621	33,455,566	44,000,466
2,201,828	1,517,570	22,000,898
672,027	30,446	1,986,717
113,209	10,292	245,308
38,248	1,218	70,184
6,136	525	12,585
—	—	—
—	208	—
210,099	16,641	181,865
55,922	13,905	—
—	80,257	175,826
125,918	28,563	348,546
11,033,696	1,045,699	10,100,652

873,016,483	36,740,037	107,729,314

$2,127,587,473	$65,951,166	$3,992,133,560

$2,123,288,282	$87,667,243	$4,054,577,020
(475,163)	28,785	7,203,736
(8,575,438)	(21,615,237)	(62,251,950)
13,349,792	(129,625)	(7,395,246)

$2,127,587,473	$65,951,166	$3,992,133,560

1,000,000,000	610,000,000	1,200,000,000

$0.0010	$0.0010	$0.0010

$10.36	$9.63	$10.31

$10.85	$10.08	$10.80

71,626,534	4,450,527	36,663,172

$742,269,319	$42,842,942	$377,911,235

$10.28	$9.62	$—

144,798	32,528	—

$1,488,476	$312,993	$—

The accompanying notes are an integral part of these financial statements.

243

Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

	The Hartford Quality Bond Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund
Class C: Net asset value per share	$9.88	$9.86	$8.89

Shares outstanding	296,613	11,589,542	7,642,032

Net Assets	$2,930,018	$114,290,399	$67,950,061

Class I: Net asset value per share	$9.97	$9.88	$8.89

Shares outstanding	463,309	21,492,076	3,957,617

Net Assets	$4,618,606	$212,400,407	$35,184,291

Class R3: Net asset value per share	$9.93	$9.84	$8.84

Shares outstanding	28,607	133,867	23,376

Net Assets	$284,176	$1,316,908	$206,754

Class R4: Net asset value per share	$9.97	$9.85	$8.86

Shares outstanding	1,115	62,419	10,791

Net Assets	$11,116	$614,714	$95,611

Class R5: Net asset value per share	$9.97	$9.85	$8.86

Shares outstanding	4,339	72,272	46,138

Net Assets	$43,258	$711,987	$408,583

Class R6: Net asset value per share	$—	$—	$8.85

Shares outstanding	—	—	1,242

Net Assets	$—	$—	$10,994

Class Y: Net asset value per share	$9.98	$9.84	$8.86

Shares outstanding	1,464	383,619	34,621

Net Assets	$14,609	$3,773,973	$306,570

Class F: Net asset value per share	$9.97	$9.88	$8.89

Shares outstanding	10,675,364	4,162,730	17,358,992

Net Assets	$106,385,468	$41,136,533	$154,274,387

Cost of investments	$167,287,144	$917,803,928	$374,010,650
Cost of foreign currency	$6,115,933	$—	$3,944,571
Cost of bank overdraft - foreign cash	$—	$—	$—
Proceeds of TBA sale commitments	$40,644,830	$—	$20,493,755
Proceeds of written option contracts	$—	$—	$529,438

The accompanying notes are an integral part of these financial statements.

244

Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

The Hartford Total Return Bond Fund	The Hartford Unconstrained Bond Fund	The Hartford World Bond Fund
$10.38	$9.65	$10.20

6,110,008	943,262	12,023,053

$63,424,759	$9,101,190	$122,694,076

$10.37	$9.63	$10.35

19,788,919	499,255	281,323,097

$205,263,077	$4,808,330	$2,910,871,700

$10.56	$9.62	$10.28

596,542	11,109	190,014

$6,298,601	$106,866	$1,953,433

$10.54	$9.61	$10.32

1,363,558	56,027	84,105

$14,372,197	$538,645	$867,854

$10.54	$9.62	$10.35

135,912	127,311	209,450

$1,432,238	$1,224,502	$2,166,874

$10.53	$—	$10.36

47,727	—	81,768

$502,476	$—	$847,513

$10.53	$9.60	$10.37

40,748,017	1,049	40,263,712

$429,122,348	$10,072	$417,382,845

$10.38	$9.63	$10.35

63,937,819	727,739	15,217,212

$663,413,982	$7,005,626	$157,438,030

$2,564,311,561	$95,017,544	$4,018,220,188
$18,975,623	$1,130	$—
$—	$—	$43,577
$124,381,739	$—	$—
$—	$95,749	$363,506

The accompanying notes are an integral part of these financial statements.

245

Fixed Income Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund
Investment Income:
Dividends	$—	$4,570,039	$544,560
Interest	3,156,764	88,066,293	10,045,775
Other income	1,291	447	419
Less: Foreign tax withheld	(64,085)	—	—

Total investment income, net	3,093,970	92,636,779	10,590,754

Expenses:
Investment management fees	420,080	12,280,059	1,484,905
Administrative services fees
Class R3	13	10,921	331
Class R4	29	5,835	538
Class R5	5	979	508
Transfer agent fees
Class A	4,357	385,845	50,434
Class B	—	3,715	—
Class C	1,597	450,371	38,181
Class I	10,443	536,371	90,765
Class R3	11	1,433	91
Class R4	10	572	57
Class R5	—	559	10
Class Y	550	2,320	22
Class F	—	—	—
Distribution fees
Class A	6,302	1,073,708	152,411
Class B	—	15,023	—
Class C	9,014	5,911,250	437,916
Class R3	33	27,302	826
Class R4	50	9,725	897
Custodian fees	15,416	15,608	2,711
Registration and filing fees	48,823	113,647	53,817
Accounting services fees	8,896	354,932	38,183
Board of Directors’ fees	1,609	57,909	5,171
Audit fees	13,566	16,118	13,484
Other expenses	9,886	317,290	33,670

Total expenses (before waivers and fees paid indirectly)	550,690	21,591,492	2,404,928
Expense waivers	(77,527)	(12,113)	(116,699)
Transfer agent fee waivers	—	—	—
Distribution fee reimbursements	(120)	(1,635)	(123)

Total waivers and fees paid indirectly	(77,647)	(13,748)	(116,822)

Total expenses, net	473,043	21,577,744	2,288,106

Net Investment Income (Loss)	2,620,927	71,059,035	8,302,648

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(1,570,483)	8,835,139	721,814
Less: Foreign taxes paid on realized capital gains	(36,653)	—	—
Net realized gain (loss) on purchased options contracts	(131,816)	—	—
Net realized gain (loss) on futures contracts	17,991	—	—
Net realized gain (loss) on written options contracts	461,506	—	—
Net realized gain (loss) on swap contracts	88,694	—	—
Net realized gain (loss) on bond forward contracts	—	—	—
Net realized gain (loss) on foreign currency contracts	(293,247)	(979,937)	(170,154)
Net realized gain (loss) on other foreign currency transactions	(142,886)	452,554	123,429

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(1,606,894)	8,307,756	675,089

The accompanying notes are an integral part of these financial statements.

246

Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Municipal Income Fund	The Hartford Municipal Opportunities Fund	The Hartford Municipal Real Return Fund	Hartford Municipal Short Duration Fund

$181,788	$—	$—	$—	$—	$—
10,787,624	7,496,200	290,978	10,624,151	3,063,086	165,263
—	—	—	425	436	718
—	(283)	—	—	—	—

10,969,412	7,495,917	290,978	10,624,576	3,063,522	165,981

1,163,760	1,479,326	34,924	1,105,398	310,986	31,039

3,046	53,846	—	—	—	—
1,276	11,078	—	—	—	—
327	1,418	—	—	—	—

235,174	160,101	2,977	46,409	25,690	1,521
2,318	6,313	—	351	219	—
31,261	82,475	192	27,679	5,925	427
45,221	54,397	323	71,190	8,162	206
542	3,178	—	—	—	—
273	936	—	—	—	—
86	481	—	—	—	—
79	745	—	—	118	—
—	—	—	—	—	—

293,639	273,451	13,625	313,615	127,198	9,628
5,635	18,766	—	3,073	1,145	—
294,598	679,234	15,170	571,463	110,798	18,861
7,616	134,614	—	—	—	—
2,127	18,463	—	—	—	—
2,888	4,840	221	1,874	635	219
62,578	56,286	22,914	66,216	37,896	22,575
32,227	54,214	1,397	45,800	12,440	1,242
5,199	9,303	305	10,406	2,583	303
16,118	16,118	17,494	16,118	12,669	17,494
47,189	62,640	3,099	39,339	13,562	3,213

2,253,177	3,182,223	112,641	2,318,931	670,026	106,728
(220,399)	(245,131)	(38,018)	(4,106)	(39,139)	(37,416)
(628)	(683)	—	—	—	—
(1,128)	(1,848)	(7,907)	(718)	(791)	(7,710)

(222,155)	(247,662)	(45,925)	(4,824)	(39,930)	(45,126)

2,031,022	2,934,561	66,716	2,314,107	630,096	61,602

8,938,390	4,561,356	224,262	8,310,469	2,433,426	104,379

976,297	15,282	3,483	451,248	(240,546)	(1,044)
—	—	—	—	—	—
—	—	—	—	—	—
—	441,602	—	—	—	—
—	—	—	—	—	—
506,125	632,675	—	—	(467,746)	—
—	(596,581)	—	—	—	—
33,459	428,645	—	—	—	—
(4,489)	2,523,304	—	—	—	—

1,511,392	3,444,927	3,483	451,248	(708,292)	(1,044)

The accompanying notes are an integral part of these financial statements.

247

Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	$1,374,339	$61,580,128	$7,536,648
Net unrealized appreciation (depreciation) of purchased options contracts	(82,633)	—	—
Net unrealized appreciation (depreciation) of futures contracts	(16,218)	—	—
Net unrealized appreciation (depreciation) of written options contracts	200,416	—	—
Net unrealized appreciation (depreciation) of swap contracts	66,176	—	—
Net unrealized appreciation (depreciation) of bond forward contracts	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	778,433	(1,164,020)	(203,895)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	4,908	(370,059)	(112,219)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	2,325,421	60,046,049	7,220,534

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	718,527	68,353,805	7,895,623

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,339,454	$139,412,840	$16,198,271

The accompanying notes are an integral part of these financial statements.

248

Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Municipal Income Fund	The Hartford Municipal Opportunities Fund	The Hartford Municipal Real Return Fund	Hartford Municipal Short Duration Fund

$6,157,035	$(7,385,347)	$(325,275)	$(17,014,517)	$(3,457,954)	$(147,996)
—	—	—	—	—	—
—	256,923	—	—	—	—
—	—	—	—	—	—
111,209	820,208	—	—	2,136,739	—
—	307,843	—	—	—	—
22,436	(211,370)	—	—	—	—
1,368	(579,783)	—	—	—	—

6,292,048	(6,791,526)	(325,275)	(17,014,517)	(1,321,215)	(147,996)

7,803,440	(3,346,599)	(321,792)	(16,563,269)	(2,029,507)	(149,040)

$16,741,830	$1,214,757	$(97,530)	$(8,252,800)	$403,919	$(44,661)

The accompanying notes are an integral part of these financial statements.

249

Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Quality Bond Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund
Investment Income:
Dividends	$—	$—	$54,200
Interest	1,500,782	12,507,657	9,985,569
Other income	360	473	1,069
Less: Foreign tax withheld	—	—	(18,960)

Total investment income, net	1,501,142	12,508,130	10,021,878

Expenses:
Investment management fees	305,756	1,893,539	1,022,466
Administrative services fees
Class R3	237	1,293	224
Class R4	11	476	133
Class R5	22	186	202
Transfer agent fees
Class A	7,725	322,344	76,778
Class B	—	2,632	1,982
Class C	2,001	53,805	34,383
Class I	5,135	74,190	17,646
Class R3	13	165	113
Class R4	—	103	35
Class R5	—	21	18
Class R6	—	—	—
Class Y	564	315	987
Class F	—	—	—
Distribution fees
Class A	18,243	650,491	142,711
Class B	—	2,155	2,170
Class C	18,203	596,380	346,264
Class R3	593	3,233	559
Class R4	18	794	222
Custodian fees	1,188	2,845	17,523
Registration and filing fees	54,396	94,426	59,807
Accounting services fees	11,007	79,631	40,898
Board of Directors’ fees	1,861	13,079	5,858
Audit fees	16,117	16,117	16,023
Other expenses	8,972	70,400	32,555

Total expenses (before waivers and fees paid indirectly)	452,062	3,878,620	1,819,557
Expense waivers	(37,501)	(2,144)	(103,294)
Transfer agent fee waivers	—	(46)	—
Distribution fee reimbursements	(166)	(39,257)	(188)

Total waivers and fees paid indirectly	(37,667)	(41,447)	(103,482)

Total expenses, net	414,395	3,837,173	1,716,075

Net Investment Income (Loss)	1,086,747	8,670,957	8,305,803

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(1,308,663)	620,837	14,705
Net realized gain (loss) on purchased options contracts	—	—	(19,476)
Net realized gain (loss) on futures contracts	(873,123)	2,667,018	(3,481,603)
Net realized gain (loss) on written options contracts	—	—	82,112
Net realized gain (loss) on swap contracts	(8,424)	—	3,682,427
Net realized gain (loss) on foreign currency contracts	(66,923)	(29,531)	(1,997,725)
Net realized gain (loss) on other foreign currency transactions	50,211	4,041	34,758

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(2,206,922)	3,262,365	(1,684,802)

The accompanying notes are an integral part of these financial statements.

250

Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

The Hartford Total Return Bond Fund	The Hartford Unconstrained Bond Fund	The Hartford World Bond Fund

$40,066	$3,867	$50,407
35,222,190	1,730,897	38,980,817
1,533	976	1,084
(52,582)	(2,574)	(159,441)

35,211,207	1,733,166	38,872,867

3,908,810	212,216	10,813,275

5,906	145	1,928
10,811	412	800
705	802	695

567,826	43,773	319,507
9,144	952	—
48,666	6,264	71,119
208,080	3,814	1,721,355
838	25	184
442	26	111
58	—	111
—	—	98

7,101	131	3,798
—	—	—
920,045	55,223	520,604
15,476	2,430	—
329,646	48,078	683,937
14,764	362	4,821
18,018	686	1,334
17,663	1,875	122,361
111,596	52,215	138,013
222,096	8,489	387,231
29,520	1,328	52,716
16,164	19,372	16,145
162,260	14,801	360,357

6,625,635	473,419	15,220,500
(67,938)	(84,994)	(198,526)
(4,501)	(223)	(39)
(2,986)	(397)	(531)

(75,425)	(85,614)	(199,096)

6,550,210	387,805	15,021,404

28,660,997	1,345,361	23,851,463

(11,288,230)	(788,796)	(28,841,855)
173,810	(4,751)	(1,927,397)
(1,191,867)	803,114	(7,265,104)
201,719	18,200	1,793,753
5,575,812	7,488	5,522,584
(704,383)	(46,760)	(2,727,254)
1,137,547	799	(3,014,974)

(6,095,592)	(10,706)	(36,460,247)

The accompanying notes are an integral part of these financial statements.

251

Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Quality Bond Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	$(578,184)	$(3,858,744)	$4,100,198
Net unrealized appreciation (depreciation) of purchased options contracts	—	—	40,590
Net unrealized appreciation (depreciation) of futures contracts	308,787	(1,370,042)	2,184,860
Net unrealized appreciation (depreciation) of securities sold short	(30,019)	—	—
Net unrealized appreciation (depreciation) of written options contracts	—	—	85,662
Net unrealized appreciation (depreciation) of swap contracts	—	—	(208,544)
Net unrealized appreciation (depreciation) of foreign currency contracts	46,877	(15,943)	1,005,069
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(15,910)	(8,759)	(35,963)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(268,449)	(5,253,488)	7,171,872

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(2,475,371)	(1,991,123)	5,487,070

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,388,624)	$6,679,834	$13,792,873

The accompanying notes are an integral part of these financial statements.

252

Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

The Hartford Total Return Bond Fund	The Hartford Unconstrained Bond Fund	The Hartford World Bond Fund

$(16,511,695)	$550,204	$7,427,736
137,152	6,327	490,739
3,297,850	(261,325)	(8,387,128)
—	—	—
—	15,492	460,415
(2,645,012)	26,769	(4,267,148)
753,275	71,756	3,572,054
(358,172)	5,982	105,266

(15,326,602)	415,205	(598,066)

(21,422,194)	404,499	(37,058,313)

$7,238,803	$1,749,860	$(13,206,850)

The accompanying notes are an integral part of these financial statements.

253

Fixed Income Funds

Statements of Changes in Net Assets

	The Hartford Emerging Markets Local Debt Fund		The Hartford Floating Rate Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$2,620,927	$6,308,397	$71,059,035	$169,349,410
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(1,606,894)	(19,608,998)	8,307,756	(172,776,553)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	2,325,421	19,354,382	60,046,049	217,049,671

Net Increase (Decrease) in Net Assets Resulting from Operations	3,339,454	6,053,781	139,412,840	213,622,528

Distributions to Shareholders:
From net investment income
Class A	(114,674)	—	(16,030,010)	(39,154,884)
Class B	—	—	(45,178)	(192,432)
Class C	(34,344)	—	(17,723,496)	(44,415,416)
Class I	(460,161)	—	(33,152,902)	(62,929,243)
Class R3	(240)	—	(188,717)	(463,178)
Class R4	(867)	—	(143,975)	(368,379)
Class R5	(240)	—	(39,272)	(109,584)
Class Y	(1,776,054)	—	(7,116,619)	(14,164,583)
Class F	(77)	—	(64)	—

Total from net investment income	(2,386,657)	—	(74,440,233)	(161,797,699)

Class F	—	—	—	—
From tax return of capital
Class A	—	(256,662)	—	—
Class C	—	(47,082)	—	—
Class I	—	(188,061)	—	—
Class R3	—	(8,101)	—	—
Class R4	—	(9,329)	—	—
Class R5	—	(8,690)	—	—
Class Y	—	(5,551,762)	—	—

Total from tax return of capital	—	(6,069,687)	—	—

Total distributions	(2,386,657)	(6,069,687)	(74,440,233)	(161,797,699)

Capital Share Transactions:
Sold	32,278,222	97,933,115	804,291,483	862,103,146
Issued on reinvestment of distributions	1,622,405	4,292,442	62,552,312	138,161,316
Redeemed	(40,120,301)	(190,815,730)	(559,844,221)	(1,856,800,375)

Net increase (decrease) from capital share transactions	(6,219,674)	(88,590,173)	306,999,574	(856,535,913)

Net Increase (Decrease) in Net Assets	(5,266,877)	(88,606,079)	371,972,181	(804,711,084)

Net Assets:
Beginning of period	105,177,155	193,783,234	3,899,514,769	4,704,225,853

End of period	$99,910,278	$105,177,155	$4,271,486,950	$3,899,514,769

Undistributed (distributions in excess of) net investment income	$199,823	$(34,447)	$450,162	$3,831,360

The accompanying notes are an integral part of these financial statements.

254

Fixed Income Funds

Statements of Changes in Net Assets – (continued)

The Hartford Floating Rate High Income Fund		The Hartford High Yield Fund		The Hartford Inflation Plus Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$8,302,648	$16,486,876	$8,938,390	$16,096,843	$4,561,356	$4,543,331
675,089	(18,365,609)	1,511,392	(8,907,040)	3,444,927	(6,352,015)
7,220,534	20,373,363	6,292,048	14,345,777	(6,791,526)	27,860,806

16,198,271	18,494,630	16,741,830	21,535,580	1,214,757	26,052,122

(2,376,160)	(5,548,256)	(5,953,894)	(11,325,752)	(2,601,063)	—
—	—	(24,399)	(95,921)	—	—
(1,381,250)	(3,586,846)	(1,273,087)	(2,557,825)	(541,095)	—
(4,296,076)	(5,380,942)	(1,237,630)	(1,470,860)	(854,272)	—
(5,980)	(19,121)	(72,618)	(129,452)	(474,320)	—
(13,666)	(37,746)	(43,014)	(81,865)	(171,472)	—
(20,763)	(30,449)	(17,566)	(28,165)	(40,443)	—
(67,824)	(171,308)	(274,992)	(410,386)	(1,657,653)	—
(66)	—	(23,343)	—	—	—

(8,161,785)	(14,774,668)	(8,920,543)	(16,100,226)	(6,340,318)	—

—	—	—	—	—	—

—	(323,009)	—	—	—	—
—	(208,820)	—	—	—	—
—	(313,269)	—	—	—	—
—	(1,113)	—	—	—	—
—	(2,198)	—	—	—	—
—	(1,773)	—	—	—	—
—	(9,973)	—	—	—	—

—	(860,155)	—	—	—	—

(8,161,785)	(15,634,823)	(8,920,543)	(16,100,226)	(6,340,318)	—

201,795,148	165,092,975	144,634,643	141,567,718	155,232,047	85,844,243
7,929,422	15,232,336	8,546,042	15,471,526	5,982,150	—
(100,677,388)	(212,502,398)	(164,157,973)	(160,899,936)	(172,945,991)	(283,909,962)

109,047,182	(32,177,087)	(10,977,288)	(3,860,692)	(11,731,794)	(198,065,719)

117,083,668	(29,317,280)	(3,156,001)	1,574,662	(16,857,355)	(172,013,597)

365,179,721	394,497,001	360,911,943	359,337,281	619,666,967	791,680,564

$482,263,389	$365,179,721	$357,755,942	$360,911,943	$602,809,612	$619,666,967

$149,921	$9,058	$27,694	$9,847	$2,786,794	$4,565,756

The accompanying notes are an integral part of these financial statements.

255

Fixed Income Funds

Statements of Changes in Net Assets – (continued)

	Hartford Municipal Income Fund		The Hartford Municipal Opportunities Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$224,262	$288,568	$8,310,469	$15,399,890
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	3,483	28,833	451,248	1,308,946
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(325,275)	186,099	(17,014,517)	7,244,667

Net Increase (Decrease) in Net Assets Resulting from Operations	(97,530)	503,500	(8,252,800)	23,953,503

Distributions to Shareholders:
From net investment income
Class A	(121,415)	(123,379)	(3,220,252)	(6,213,645)
Class B	—	—	(5,526)	(29,748)
Class C	(28,330)	(36,875)	(1,034,012)	(1,968,141)
Class I	(74,475)	(128,370)	(4,050,558)	(7,188,531)
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class Y	—	—	—	—
Class F	(42)	—	(47)	—

Total from net investment income	(224,262)	(288,624)	(8,310,395)	(15,400,065)

From net realized gain on investments
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class Y	—	—	—	—
Class F	—	—	—	—

Total from net realized gain on investments	—	—	—	—

Total distributions	(224,262)	(288,624)	(8,310,395)	(15,400,065)

Capital Share Transactions:
Sold	4,168,059	9,048,711	133,551,709	402,122,445
Issued on reinvestment of distributions	224,226	288,491	6,902,477	12,496,919
Redeemed	(2,019,454)	(1,160,378)	(216,980,551)	(152,092,290)

Net increase (decrease) from capital share transactions	2,372,831	8,176,824	(76,526,365)	262,527,074

Net Increase (Decrease) in Net Assets	2,051,039	8,391,700	(93,089,560)	271,080,512

Net Assets:
Beginning of period	19,106,494	10,714,794	750,098,029	479,017,517

End of period	$21,157,533	$19,106,494	$657,008,469	$750,098,029

Undistributed (distributions in excess of) net investment income	$7,426	$7,426	$166,442	$166,368

The accompanying notes are an integral part of these financial statements.

256

Fixed Income Funds

Statements of Changes in Net Assets – (continued)

The Hartford Municipal Real Return Fund		Hartford Municipal Short Duration Fund		The Hartford Quality Bond Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$2,433,426	$4,614,387	$104,379	$138,197	$1,086,747	$1,618,873
(708,292)	(7,434,123)	(1,044)	6,374	(2,206,922)	2,454,818
(1,321,215)	10,315,120	(147,996)	22,410	(268,449)	489,474

403,919	7,495,384	(44,661)	166,981	(1,388,624)	4,563,165

(1,404,239)	(2,963,967)	(45,617)	(65,194)	(133,261)	(175,535)
(2,306)	(12,408)	—	—	—	—
(223,605)	(555,954)	(13,911)	(8,168)	(19,549)	(20,048)
(551,628)	(565,976)	(44,828)	(64,918)	(85,281)	(132,649)
—	—	—	—	(1,876)	(2,746)
—	—	—	—	(130)	(2,363)
—	—	—	—	(465)	(3,261)
(251,604)	(543,686)	—	—	(904,742)	(1,543,733)
(50)	—	(24)	—	(150,442)	—

(2,433,432)	(4,641,991)	(104,380)	(138,280)	(1,295,746)	(1,880,335)

—	—	—	—	(245,660)	(79,188)
—	—	—	—	(64,716)	(17,226)
—	—	—	—	(178,941)	(15,237)
—	—	—	—	(3,019)	(13,943)
—	—	—	—	(365)	(14,040)
—	—	—	—	(689)	(14,140)
—	—	—	—	(1,403,142)	(308,235)
—	—	—	—	—	—

—	—	—	—	(1,896,532)	(462,009)

(2,433,432)	(4,641,991)	(104,380)	(138,280)	(3,192,278)	(2,342,344)

41,076,216	44,471,582	3,351,215	9,775,348	130,276,360	134,137,823
2,143,511	4,037,252	104,372	138,272	3,127,511	2,336,679
(27,209,415)	(48,428,031)	(3,529,865)	(3,812,141)	(125,608,707)	(46,278,066)

16,010,312	80,803	(74,278)	6,101,479	7,795,164	90,196,436

13,980,799	2,934,196	(223,319)	6,130,180	3,214,262	92,417,257

171,722,839	168,788,643	18,365,437	12,235,257	124,514,178	32,096,921

$185,703,638	$171,722,839	$18,142,118	$18,365,437	$127,728,440	$124,514,178

$16,951	$16,957	$6,237	$6,238	$(208,644)	$355

The accompanying notes are an integral part of these financial statements.

257

Fixed Income Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Short Duration Fund		The Hartford Strategic Income Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$8,670,957	$13,894,536	$8,305,803	$18,208,372
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	3,262,365	(3,188,145)	(1,684,802)	(905,907)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(5,253,488)	11,679,085	7,171,872	11,816,842

Net Increase (Decrease) in Net Assets Resulting from Operations	6,679,834	22,385,476	13,792,873	29,119,307

Distributions to Shareholders:
From net investment income
Class A	(5,104,314)	(8,732,000)	(3,059,236)	(4,918,160)
Class B	(16,892)	(57,238)	(44,946)	(116,866)
Class C	(736,943)	(1,222,176)	(1,578,950)	(2,572,890)
Class I	(2,203,265)	(3,249,572)	(889,655)	(1,189,518)
Class R3	(10,871)	(17,204)	(6,263)	(11,080)
Class R4	(6,231)	(11,580)	(4,710)	(8,341)
Class R5	(4,197)	(2,831)	(11,464)	(18,141)
Class R6	—	—	(303)	(452)
Class Y	(462,112)	(839,690)	(3,876,632)	(7,800,015)
Class F(5)	(57,096)	—	(541,554)	—

Total from net investment income	(8,601,921)	(14,132,291)	(10,013,713)	(16,635,463)

From net realized gain on investments
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class R6	—	—	—	—
Class Y	—	—	—	—
Class F	—	—	—	—

Total from net realized gain on investments	—	—	—	—

From tax return of capital
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class R6	—	—	—	—
Class Y	—	—	—	—

Total from tax return of capital	—	—	—	—

Total distributions	(8,601,921)	(14,132,291)	(10,013,713)	(16,635,463)

Capital Share Transactions:
Sold	300,899,654	568,131,590	195,074,447	131,626,176
Issued on reinvestment of distributions	7,796,742	12,564,026	9,757,225	16,155,072
Redeemed	(304,858,606)	(424,146,283)	(226,297,133)	(122,758,705)

Net increase (decrease) from capital share transactions	3,837,790	156,549,333	(21,465,461)	25,022,543

Net Increase (Decrease) in Net Assets	1,915,703	164,802,518	(17,686,301)	37,506,387

Net Assets:
Beginning of period	895,568,196	730,765,678	393,193,368	355,686,981

End of period	$897,483,899	$895,568,196	$375,507,067	$393,193,368

Undistributed (distributions in excess of) net investment income	$267,849	$198,813	$282,858	$1,990,768

(5)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

258

Fixed Income Funds

Statements of Changes in Net Assets – (continued)

The Hartford Total Return Bond Fund		The Hartford Unconstrained Bond Fund		The Hartford World Bond Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$28,660,997	$55,834,263	$1,345,361	$3,426,944	$23,851,463	$46,807,333
(6,095,592)	(12,037,178)	(10,706)	(3,229,737)	(36,460,247)	(98,827,498)
(15,326,602)	50,351,436	415,205	1,994,020	(598,066)	117,103,014

7,238,803	94,148,521	1,749,860	2,191,227	(13,206,850)	65,082,849

(9,625,185)	(17,749,073)	(717,512)	(1,809,029)	—	—
(28,426)	(131,101)	(6,076)	(24,241)	—	—
(617,586)	(1,230,789)	(120,134)	(320,124)	—	—
(2,224,856)	(1,046,215)	(85,608)	(156,482)	—	—
(67,731)	(122,431)	(2,138)	(6,607)	—	—
(188,165)	(369,231)	(8,891)	(15,652)	—	—
(20,493)	(40,601)	(28,123)	(4,284)	—	—
(1,264)	(284)	—	—	—	—
(14,431,498)	(29,448,677)	(262,248)	(779,299)	—	—
(1,166,418)	—	(13,965)	—	—	—

(28,371,622)	(50,138,402)	(1,244,695)	(3,115,718)	—	—

—	(1,174,791)	—	—	—	(14,873,653)
—	(17,345)	—	—	—	—
—	(115,651)	—	—	—	(4,341,666)
—	(38,967)	—	—	—	(56,379,832)
—	(10,192)	—	—	—	(20,717)
—	(26,350)	—	—	—	(120,520)
—	(2,383)	—	—	—	(8,420)
—	(17)	—	—	—	(4,594)
—	(1,890,131)	—	—	—	(16,158,895)
—	—	—	—	—	—

—	(3,275,827)	—	—	—	(91,908,297)

—	(1,905,065)	—	—	—	(1,735,638)
—	(14,071)	—	—	—	—
—	(132,104)	—	—	—	(102,460)
—	(112,294)	—	—	—	(9,759,287)
—	(13,141)	—	—	—	(1,805)
—	(39,631)	—	—	—	(14,944)
—	(4,358)	—	—	—	(1,457)
—	(31)	—	—	—	(1,727)
—	(3,160,821)	—	—	—	(2,542,428)

—	(5,381,516)	—	—	—	(14,159,746)

(28,371,622)	(58,795,745)	(1,244,695)	(3,115,718)	—	(106,068,043)

996,722,399	462,316,024	14,224,385	12,214,297	1,746,663,554	1,710,906,217
27,513,708	58,028,355	1,169,919	3,016,440	—	96,140,611
(906,868,956)	(424,275,240)	(36,275,888)	(23,045,381)	(1,359,548,380)	(1,872,031,155)

117,367,151	96,069,139	(20,881,584)	(7,814,644)	387,115,174	(64,984,327)

96,234,332	131,421,915	(20,376,419)	(8,739,135)	373,908,324	(105,969,521)

2,031,353,141	1,899,931,226	86,327,585	95,066,720	3,618,225,236	3,724,194,757

$2,127,587,473	$2,031,353,141	$65,951,166	$86,327,585	$3,992,133,560	$3,618,225,236

$(475,163)	$(764,538)	$28,785	$(71,881)	$7,203,736	$16,647,727

The accompanying notes are an integral part of these financial statements.

259

Fixed Income Funds

Financial Highlights

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$7.48	$0.18	$0.06	$0.24	$(0.16)	$—	$—	$(0.16)	$7.56	3.37	%(5)	$5,494	1.47	%(6)	1.25	%(6)	5.02	%(6)	93%
C	7.47	0.15	0.07	0.22	(0.14)	—	—	(0.14)	7.55	2.98	(5)	2,012	2.23	(6)	2.00	(6)	4.27	(6)	93
I	7.46	0.19	0.06	0.25	(0.17)	—	—	(0.17)	7.54	3.52	(5)	25,982	1.16	(6)	1.00	(6)	5.27	(6)	93
R3	7.43	0.17	0.07	0.24	(0.14)	—	—	(0.14)	7.53	3.29	(5)	13	1.90	(6)	1.55	(6)	4.74	(6)	93
R4	7.45	0.18	0.06	0.24	(0.16)	—	—	(0.16)	7.53	3.30	(5)	62	1.50	(6)	1.25	(6)	5.01	(6)	93
R5	7.24	0.19	0.06	0.25	(0.16)	—	—	(0.16)	7.33	3.42	(5)	10	1.17	(6)	0.95	(6)	5.34	(6)	93
Y	7.43	0.19	0.07	0.26	(0.18)	—	—	(0.18)	7.51	3.45	(5)	66,327	1.05	(6)	0.90	(6)	5.36	(6)	93
F(7)	7.29	0.06	0.25	0.31	(0.06)	—	—	(0.06)	7.54	4.21	(5)	10	1.05	(6)	0.90	(6)	5.22	(6)	93

For the Year Ended October 31, 2016
A	$7.09	$0.35	$0.38	$0.73	$—	$—	$(0.34)	$(0.34)	$7.48	10.62%		$5,804	1.64%		1.26	%(8)	4.91%		187%
C	7.08	0.30	0.37	0.67	—	—	(0.28)	(0.28)	7.47	9.78		1,895	2.43		2.01	(8)	4.14		187
I	7.07	0.37	0.38	0.75	—	—	(0.36)	(0.36)	7.46	10.93		9,871	1.41		1.01	(8)	5.08		187
R3	7.08	0.32	0.35	0.67	—	—	(0.32)	(0.32)	7.43	9.80		20	1.92		1.56	(8)	4.44		187
R4	7.08	0.34	0.38	0.72	—	—	(0.35)	(0.35)	7.45	10.51		31	1.61		1.26	(8)	4.76		187
R5	7.08	0.36	0.34	0.70	(0.00)	—	(0.54)	(0.54)	7.24	10.44		12	1.30		0.96	(8)	5.04		187
Y	7.05	0.37	0.38	0.75	—	—	(0.37)	(0.37)	7.43	10.96		87,545	1.20		0.91	(8)	5.26		187

For the Year Ended October 31, 2015
A	$9.00	$0.36	$(1.87)	$(1.51)	$—	$—	$(0.40)	$(0.40)	$7.09	(17.13)%		$5,827	1.53%		1.25%		4.56%		122%
C	8.99	0.32	(1.90)	(1.58)	—	—	(0.33)	(0.33)	7.08	(17.81)		1,289	2.29		2.00		3.99		122
I	8.98	0.38	(1.87)	(1.49)	—	—	(0.42)	(0.42)	7.07	(16.95)		3,716	1.18		0.97		4.57		122
R3	8.99	0.34	(1.88)	(1.54)	—	—	(0.37)	(0.37)	7.08	(17.40)		1,688	1.81		1.55		4.33		122
R4	8.99	0.37	(1.88)	(1.51)	—	—	(0.40)	(0.40)	7.08	(17.14)		1,741	1.51		1.25		4.63		122
R5	8.99	0.39	(1.88)	(1.49)	—	—	(0.42)	(0.42)	7.08	(16.89)		1,726	1.21		0.95		4.93		122
Y	8.96	0.40	(1.89)	(1.49)	—	—	(0.42)	(0.42)	7.05	(16.90)		177,798	1.11		0.90		5.02		122

For the Year Ended October 31, 2014
A	$9.51	$0.42	$(0.52)	$(0.10)	$(0.04)	$(0.01)	$(0.36)	$(0.41)	$9.00	(1.10)%		$9,792	1.47%		1.25%		4.57%		144%
C	9.50	0.35	(0.52)	(0.17)	(0.03)	(0.01)	(0.30)	(0.34)	8.99	(1.85)		3,208	2.23		2.00		3.78		144
I	9.50	0.44	(0.52)	(0.08)	(0.04)	(0.01)	(0.39)	(0.44)	8.98	(0.91)		43,683	1.19		0.98		4.78		144
R3	9.50	0.39	(0.52)	(0.13)	(0.03)	(0.01)	(0.34)	(0.38)	8.99	(1.38)		2,041	1.81		1.55		4.23		144
R4	9.50	0.42	(0.52)	(0.10)	(0.04)	(0.01)	(0.36)	(0.41)	8.99	(1.09)		2,101	1.51		1.25		4.53		144
R5	9.51	0.45	(0.53)	(0.08)	(0.04)	(0.01)	(0.39)	(0.44)	8.99	(0.89)		2,078	1.20		0.95		4.83		144
Y	9.47	0.45	(0.52)	(0.07)	(0.04)	(0.01)	(0.39)	(0.44)	8.96	(0.74)		257,218	1.11		0.90		4.86		144

For the Year Ended October 31, 2013
A	$10.02	$0.41	$(0.47)	$(0.06)	$(0.39)	$(0.06)	$—	$(0.45)	$9.51	(0.70)%		$24,773	1.49%		1.25%		4.16%		95%
C	10.01	0.34	(0.47)	(0.13)	(0.32)	(0.06)	—	(0.38)	9.50	(1.40)		6,280	2.22		1.99		3.43		95
I	10.01	0.43	(0.47)	(0.04)	(0.41)	(0.06)	—	(0.47)	9.50	(0.45)		33,259	1.25		1.00		4.41		95
R3	10.01	0.38	(0.47)	(0.09)	(0.36)	(0.06)	—	(0.42)	9.50	(1.01)		2,097	1.84		1.55		3.86		95
R4	10.01	0.41	(0.47)	(0.06)	(0.39)	(0.06)	—	(0.45)	9.50	(0.71)		2,165	1.54		1.25		4.16		95
R5	10.01	0.44	(0.46)	(0.02)	(0.42)	(0.06)	—	(0.48)	9.51	(0.31)		2,095	1.24		0.95		4.46		95
Y	9.98	0.44	(0.47)	(0.03)	(0.42)	(0.06)	—	(0.48)	9.47	(0.36)		178,911	1.14		0.90		4.50		95

The accompanying notes are an integral part of these financial statements.

260

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund - (continued)
For the Year Ended October 31, 2012
A	$9.24	$0.37	$0.71	$1.08	$(0.30)	$—	$—	$(0.30)	$10.02	11.96%		$20,430	1.65%		1.24%		3.96%		99%
C	9.24	0.30	0.70	1.00	(0.23)	—	—	(0.23)	10.01	11.03		3,846	2.38		1.97		3.22		99
I	9.23	0.40	0.71	1.11	(0.33)	—	—	(0.33)	10.01	12.28		23,655	1.37		0.96		4.27		99
R3	9.24	0.34	0.70	1.04	(0.27)	—	—	(0.27)	10.01	11.48		2,112	2.02		1.55		3.65		99
R4	9.24	0.37	0.70	1.07	(0.30)	—	—	(0.30)	10.01	11.81		2,094	1.72		1.25		3.95		99
R5	9.24	0.40	0.70	1.10	(0.33)	—	—	(0.33)	10.01	12.15		2,103	1.42		0.95		4.25		99
Y	9.21	0.41	0.69	1.10	(0.33)	—	—	(0.33)	9.98	12.25		75,221	1.31		0.90		4.37		99

The Hartford Floating Rate Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$8.58	$0.15	$0.15	$0.30	$(0.16)	$—	$—	$(0.16)	$8.72	3.52	%(5)	$844,795	0.99	%(6)	0.98	%(6)	3.57	%(6)	33%
B	8.57	0.12	0.15	0.27	(0.13)	—	—	(0.13)	8.71	3.14	(5)	1,993	1.89	(6)	1.75	(6)	2.88	(6)	33
C	8.57	0.12	0.15	0.27	(0.13)	—	—	(0.13)	8.71	3.15	(5)	1,164,173	1.72	(6)	1.72	(6)	2.83	(6)	33
I	8.59	0.16	0.15	0.31	(0.17)	—	—	(0.17)	8.73	3.66	(5)	1,855,203	0.71	(6)	0.71	(6)	3.82	(6)	33
R3	8.61	0.14	0.14	0.28	(0.15)	—	—	(0.15)	8.74	3.26	(5)	11,333	1.37	(6)	1.25	(6)	3.29	(6)	33
R4	8.58	0.15	0.15	0.30	(0.16)	—	—	(0.16)	8.72	3.40	(5)	7,585	1.06	(6)	1.00	(6)	3.53	(6)	33
R5	8.58	0.16	0.15	0.31	(0.17)	—	—	(0.17)	8.72	3.67	(5)	1,991	0.80	(6)	0.70	(6)	3.83	(6)	33
Y	8.57	0.17	0.14	0.31	(0.17)	—	—	(0.17)	8.71	3.70	(5)	384,404	0.65	(6)	0.65	(6)	3.89	(6)	33
F(7)	8.74	0.06	(0.01)	0.05	(0.06)	—	—	(0.06)	8.73	0.53	(5)	10	0.64	(6)	0.64	(6)	2.99	(6)	33

For the Year Ended October 31, 2016
A	$8.41	$0.36	$0.16	$0.52	$(0.35)	$—	$—	$(0.35)	$8.58	6.38%		$875,037	1.02%		1.01	%(9)	4.40%		40%
B	8.40	0.30	0.15	0.45	(0.28)	—	—	(0.28)	8.57	5.59		3,696	1.90		1.76	(9)	3.66		40
C	8.40	0.30	0.16	0.46	(0.29)	—	—	(0.29)	8.57	5.62		1,213,760	1.74		1.74	(9)	3.67		40
I	8.42	0.39	0.15	0.54	(0.37)	—	—	(0.37)	8.59	6.67		1,466,928	0.74		0.74	(9)	4.66		40
R3	8.43	0.34	0.17	0.51	(0.33)	—	—	(0.33)	8.61	6.24		10,618	1.38		1.26	(9)	4.15		40
R4	8.40	0.36	0.17	0.53	(0.35)	—	—	(0.35)	8.58	6.51		8,781	1.07		1.01	(9)	4.39		40
R5	8.41	0.39	0.15	0.54	(0.37)	—	—	(0.37)	8.58	6.70		1,941	0.80		0.71	(9)	4.69		40
Y	8.40	0.39	0.16	0.55	(0.38)	—	—	(0.38)	8.57	6.76		318,753	0.66		0.66	(9)	4.73		40

For the Year Ended October 31, 2015
A	$8.88	$0.36	$(0.46)	$(0.10)	$(0.33)	$—	$(0.04)	$(0.37)	$8.41	(1.20)%		$1,109,960	0.98%		0.98%		4.19%		30%
B	8.86	0.30	(0.46)	(0.16)	(0.27)	—	(0.03)	(0.30)	8.40	(1.85)		7,942	1.84		1.75		3.42		30
C	8.86	0.30	(0.46)	(0.16)	(0.27)	—	(0.03)	(0.30)	8.40	(1.94)		1,463,472	1.73		1.73		3.44		30
I	8.89	0.39	(0.47)	(0.08)	(0.35)	—	(0.04)	(0.39)	8.42	(0.92)		1,698,313	0.71		0.71		4.45		30
R3	8.89	0.34	(0.46)	(0.12)	(0.31)	—	(0.03)	(0.34)	8.43	(1.46)		13,707	1.37		1.25		3.92		30
R4	8.87	0.36	(0.47)	(0.11)	(0.32)	—	(0.04)	(0.36)	8.40	(1.22)		9,264	1.06		1.00		4.16		30
R5	8.87	0.39	(0.46)	(0.07)	(0.35)	—	(0.04)	(0.39)	8.41	(0.81)		2,818	0.78		0.70		4.46		30
Y	8.86	0.39	(0.46)	(0.07)	(0.35)	—	(0.04)	(0.39)	8.40	(0.76)		398,751	0.65		0.65		4.51		30

For the Year Ended October 31, 2014
A	$9.01	$0.34	$(0.13)	$0.21	$(0.34)	$—	$—	$(0.34)	$8.88	2.35%		$1,459,463	0.96%		0.96%		3.80%		75%
B	9.00	0.27	(0.14)	0.13	(0.27)	—	—	(0.27)	8.86	1.44		18,681	1.81		1.75		3.01		75
C	9.00	0.28	(0.14)	0.14	(0.28)	—	—	(0.28)	8.86	1.48		1,900,141	1.71		1.71		3.06		75
I	9.02	0.37	(0.13)	0.24	(0.37)	—	—	(0.37)	8.89	2.62		2,325,212	0.70		0.70		4.08		75
R3	9.03	0.32	(0.14)	0.18	(0.32)	—	—	(0.32)	8.89	1.94		17,970	1.35		1.25		3.52		75
R4	9.01	0.34	(0.14)	0.20	(0.34)	—	—	(0.34)	8.87	2.20		11,663	1.05		1.00		3.77		75
R5	9.01	0.37	(0.14)	0.23	(0.37)	—	—	(0.37)	8.87	2.50		3,753	0.77		0.70		4.07		75
Y	9.00	0.37	(0.14)	0.23	(0.37)	—	—	(0.37)	8.86	2.57		413,511	0.64		0.64		4.13		75

The accompanying notes are an integral part of these financial statements.

261

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Floating Rate Fund - (continued)
For the Year Ended October 31, 2013
A	$8.93	$0.36	$0.09	$0.45	$(0.37)	$—	$—	$(0.37)	$9.01	5.08%		$2,064,701	0.96%		0.96%		4.04%		78%
B	8.92	0.29	0.09	0.38	(0.30)	—	—	(0.30)	9.00	4.27		30,017	1.80		1.75		3.28		78
C	8.92	0.30	0.08	0.38	(0.30)	—	—	(0.30)	9.00	4.31		2,195,858	1.71		1.71		3.30		78
I	8.94	0.39	0.08	0.47	(0.39)	—	—	(0.39)	9.02	5.35		2,772,328	0.70		0.70		4.29		78
R3	8.95	0.34	0.08	0.42	(0.34)	—	—	(0.34)	9.03	4.77		18,334	1.36		1.25		3.76		78
R4	8.92	0.36	0.09	0.45	(0.36)	—	—	(0.36)	9.01	5.17		13,255	1.04		1.00		4.01		78
R5	8.93	0.39	0.08	0.47	(0.39)	—	—	(0.39)	9.01	5.36		3,942	0.76		0.70		4.33		78
Y	8.92	0.39	0.09	0.48	(0.40)	—	—	(0.40)	9.00	5.43		79,142	0.64		0.64		4.39		78

For the Year Ended October 31, 2012(10)
A	$8.64	$0.43	$0.29	$0.72	$(0.43)	$—	$—	$(0.43)	$8.93	8.48%		$1,784,029	0.98%		0.98%		4.85%		60%
B	8.63	0.36	0.29	0.65	(0.36)	—	—	(0.36)	8.92	7.66		35,026	1.80		1.75		4.08		60
C	8.63	0.36	0.29	0.65	(0.36)	—	—	(0.36)	8.92	7.69		2,031,516	1.72		1.72		4.10		60
I	8.65	0.45	0.29	0.74	(0.45)	—	—	(0.45)	8.94	8.74		1,817,957	0.73		0.73		5.10		60
R3	8.66	0.40	0.29	0.69	(0.40)	—	—	(0.40)	8.95	8.17		13,889	1.37		1.25		4.57		60
R4	8.63	0.42	0.29	0.71	(0.42)	—	—	(0.42)	8.92	8.47		11,283	1.06		1.00		4.80		60
R5	8.64	0.45	0.29	0.74	(0.45)	—	—	(0.45)	8.93	8.78		11,820	0.76		0.70		5.12		60
Y	8.63	0.45	0.29	0.74	(0.45)	—	—	(0.45)	8.92	8.85		75,994	0.65		0.65		5.18		60

The Hartford Floating Rate High Income Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$9.82	$0.20	$0.18	$0.38	$(0.19)	$—	$—	$(0.19)	$10.01	3.93	%(5)	$131,588	1.10	%(6)	1.05	%(6)	3.96	%(6)	42%
C	9.82	0.16	0.20	0.36	(0.16)	—	—	(0.16)	10.02	3.54	(5)	93,815	1.86	(6)	1.80	(6)	3.23	(6)	42
I	9.83	0.21	0.19	0.40	(0.21)	—	—	(0.21)	10.02	4.05	(5)	251,091	0.85	(6)	0.80	(6)	4.17	(6)	42
R3	9.81	0.18	0.20	0.38	(0.18)	—	—	(0.18)	10.01	3.78	(5)	343	1.53	(6)	1.35	(6)	3.68	(6)	42
R4	9.80	0.19	0.19	0.38	(0.19)	—	—	(0.19)	9.99	3.93	(5)	1,002	1.18	(6)	1.05	(6)	3.90	(6)	42
R5	9.80	0.20	0.20	0.40	(0.21)	—	—	(0.21)	9.99	4.08	(5)	1,353	0.87	(6)	0.75	(6)	4.07	(6)	42
Y	9.80	0.21	0.19	0.40	(0.21)	—	—	(0.21)	9.99	4.09	(5)	3,061	0.77	(6)	0.75	(6)	4.26	(6)	42
F(7)	10.03	0.07	(0.01)	0.06	(0.07)	—	—	(0.07)	10.02	0.56	(5)	10	0.77	(6)	0.75	(6)	4.19	(6)	42

For the Year Ended October 31, 2016
A	$9.59	$0.51	$0.20	$0.71	$(0.45)	$—	$(0.03)	$(0.48)	$9.82	7.81%		$123,600	1.15%		1.07	%(11)	5.43%		75%
C	9.60	0.44	0.19	0.63	(0.39)	—	(0.02)	(0.41)	9.82	6.90		83,318	1.91		1.82	(11)	4.70		75
I	9.60	0.53	0.21	0.74	(0.48)	—	(0.03)	(0.51)	9.83	8.07		151,912	0.91		0.82	(11)	5.65		75
R3	9.58	0.49	0.20	0.69	(0.43)	—	(0.03)	(0.46)	9.81	7.50		319	1.55		1.37	(11)	5.18		75
R4	9.58	0.51	0.20	0.71	(0.46)	—	(0.03)	(0.49)	9.80	7.77		507	1.23		1.07	(11)	5.40		75
R5	9.57	0.53	0.31	0.84	(0.58)	—	(0.03)	(0.61)	9.80	9.27		592	0.92		0.77	(11)	5.55		75
Y	9.57	0.54	0.20	0.74	(0.48)	—	(0.03)	(0.51)	9.80	8.14		4,932	0.81		0.77	(11)	5.75		75

For the Year Ended October 31, 2015
A	$10.54	$0.51	$(0.81)	$(0.30)	$(0.41)	$(0.15)	$(0.09)	$(0.65)	$9.59	(3.00)%		$134,991	1.11%		1.05%		5.06%		55%
C	10.54	0.43	(0.79)	(0.36)	(0.35)	(0.15)	(0.08)	(0.58)	9.60	(3.63)		99,723	1.88		1.80		4.31		55
I	10.55	0.53	(0.80)	(0.27)	(0.43)	(0.15)	(0.10)	(0.68)	9.60	(2.75)		148,276	0.86		0.80		5.30		55
R3	10.52	0.48	(0.80)	(0.32)	(0.39)	(0.15)	(0.08)	(0.62)	9.58	(3.21)		807	1.48		1.35		4.73		55
R4	10.52	0.51	(0.80)	(0.29)	(0.41)	(0.15)	(0.09)	(0.65)	9.58	(2.91)		2,889	1.18		1.05		5.06		55
R5	10.52	0.54	(0.81)	(0.27)	(0.43)	(0.15)	(0.10)	(0.68)	9.57	(2.63)		2,823	0.88		0.75		5.35		55
Y	10.52	0.54	(0.81)	(0.27)	(0.43)	(0.15)	(0.10)	(0.68)	9.57	(2.72)		4,989	0.77		0.75		5.33		55

The accompanying notes are an integral part of these financial statements.

262

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Floating Rate High Income Fund - (continued)
For the Year Ended October 31, 2014
A	$10.70	$0.47	$(0.13)	$0.34	$(0.47)	$(0.03)	$—	$(0.50)	$10.54	3.23%		$191,162	1.10%		1.05%		4.35%		100%
C	10.70	0.39	(0.13)	0.26	(0.39)	(0.03)	—	(0.42)	10.54	2.47		118,465	1.87		1.80		3.61		100
I	10.71	0.50	(0.14)	0.36	(0.49)	(0.03)	—	(0.52)	10.55	3.49		207,458	0.84		0.80		4.62		100
R3	10.68	0.43	(0.13)	0.30	(0.43)	(0.03)	—	(0.46)	10.52	2.93		2,886	1.48		1.35		4.06		100
R4	10.68	0.47	(0.13)	0.34	(0.47)	(0.03)	—	(0.50)	10.52	3.24		3,015	1.18		1.05		4.35		100
R5	10.68	0.50	(0.13)	0.37	(0.50)	(0.03)	—	(0.53)	10.52	3.45		2,515	0.88		0.75		4.65		100
Y	10.68	0.50	(0.13)	0.37	(0.50)	(0.03)	—	(0.53)	10.52	3.55		13,269	0.78		0.75		4.66		100

For the Year Ended October 31, 2013
A	$10.60	$0.48	$0.22	$0.70	$(0.50)	$(0.10)	$—	$(0.60)	$10.70	6.78%		$163,631	1.13%		1.05%		4.53%		59%
C	10.60	0.40	0.22	0.62	(0.42)	(0.10)	—	(0.52)	10.70	5.98		89,287	1.88		1.80		3.78		59
I	10.60	0.50	0.23	0.73	(0.52)	(0.10)	—	(0.62)	10.71	7.15		119,549	0.84		0.80		4.73		59
R3	10.58	0.46	0.21	0.67	(0.47)	(0.10)	—	(0.57)	10.68	6.47		2,560	1.50		1.35		4.32		59
R4	10.58	0.49	0.21	0.70	(0.50)	(0.10)	—	(0.60)	10.68	6.79		2,642	1.19		1.05		4.62		59
R5	10.58	0.52	0.21	0.73	(0.53)	(0.10)	—	(0.63)	10.68	7.11		2,427	0.89		0.75		4.93		59
Y	10.58	0.52	0.21	0.73	(0.53)	(0.10)	—	(0.63)	10.68	7.11		10,907	0.80		0.75		4.92		59

For the Year Ended October 31, 2012
A	$10.20	$0.62	$0.42	$1.04	$(0.64)	$—	$—	$(0.64)	$10.60	10.54%		$46,387	1.31%		1.04%		5.93%		67%
C	10.20	0.54	0.42	0.96	(0.56)	—	—	(0.56)	10.60	9.70		24,263	2.05		1.78		5.18		67
I	10.20	0.65	0.42	1.07	(0.67)	—	—	(0.67)	10.60	10.80		15,072	1.05		0.78		6.23		67
R3	10.20	0.61	0.38	0.99	(0.61)	—	—	(0.61)	10.58	9.98		2,252	1.72		1.35		5.85		67
R4	10.20	0.64	0.38	1.02	(0.64)	—	—	(0.64)	10.58	10.31		2,292	1.42		1.05		6.15		67
R5	10.20	0.67	0.38	1.05	(0.67)	—	—	(0.67)	10.58	10.64		2,264	1.12		0.75		6.45		67
Y	10.20	0.67	0.38	1.05	(0.67)	—	—	(0.67)	10.58	10.64		10,181	1.02		0.75		6.45		67

The Hartford High Yield Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$7.28	$0.18	$0.16	$0.34	$(0.18)	$—	$—	$(0.18)	$7.44	4.78	%(5)	$226,380	1.19	%(6)	1.05	%(6)	5.08	%(6)	29%
B	7.23	0.16	0.16	0.32	(0.16)	—	—	(0.16)	7.39	4.41	(5)	653	2.15	(6)	1.80	(6)	4.34	(6)	29
C	7.25	0.16	0.16	0.32	(0.16)	—	—	(0.16)	7.41	4.41	(5)	58,711	1.85	(6)	1.80	(6)	4.33	(6)	29
I	7.31	0.19	0.17	0.36	(0.19)	—	—	(0.19)	7.48	5.04	(5)	58,814	0.93	(6)	0.80	(6)	5.31	(6)	29
R3	7.27	0.17	0.17	0.34	(0.17)	—	—	(0.17)	7.44	4.77	(5)	3,105	1.48	(6)	1.35	(6)	4.78	(6)	29
R4	7.28	0.18	0.17	0.35	(0.18)	—	—	(0.18)	7.45	4.92	(5)	1,476	1.17	(6)	1.05	(6)	5.07	(6)	29
R5	7.27	0.20	0.17	0.37	(0.20)	—	—	(0.20)	7.44	5.08	(5)	854	0.87	(6)	0.75	(6)	5.38	(6)	29
Y	7.26	0.20	0.16	0.36	(0.20)	—	—	(0.20)	7.42	4.97	(5)	240	0.74	(6)	0.70	(6)	5.42	(6)	29
F(7)	7.48	0.07	(0.01)	0.06	(0.07)	—	—	(0.07)	7.47	0.76	(5)	7,523	0.75	(6)	0.70	(6)	5.43	(6)	29

For the Year Ended October 31, 2016
A	$7.14	$0.35	$0.14	$0.49	$(0.35)	$—	$—	$(0.35)	$7.28	7.10%		$247,549	1.23%		1.07	%(12)	4.93%		47%
B	7.10	0.29	0.13	0.42	(0.29)	—	—	(0.29)	7.23	6.17		1,509	2.12		1.82	(12)	4.19		47
C	7.12	0.29	0.13	0.42	(0.29)	—	—	(0.29)	7.25	6.16		61,297	1.88		1.82	(12)	4.18		47
I	7.18	0.36	0.14	0.50	(0.37)	—	—	(0.37)	7.31	7.20		37,099	0.88		0.82	(12)	5.14		47
R3	7.14	0.33	0.13	0.46	(0.33)	—	—	(0.33)	7.27	6.64		3,153	1.50		1.37	(12)	4.63		47
R4	7.15	0.35	0.12	0.47	(0.34)	—	—	(0.34)	7.28	6.92		1,681	1.20		1.07	(12)	5.01		47
R5	7.14	0.37	0.13	0.50	(0.37)	—	—	(0.37)	7.27	7.27		665	0.90		0.77	(12)	5.23		47
Y	7.13	0.37	0.13	0.50	(0.37)	—	—	(0.37)	7.26	7.32		7,957	0.77		0.72	(12)	5.28		47

The accompanying notes are an integral part of these financial statements.

263

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital		Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford High Yield Fund - (continued)
For the Year Ended October 31, 2015
A	$7.68	$0.35	$(0.54)	$(0.19)	$(0.35)	$—	$—	(13)	$(0.35)	$7.14	(2.52)%		$245,946	1.16%		1.05%		4.64%		40%
B	7.64	0.30	(0.55)	(0.25)	(0.29)	—	—	(13)	(0.29)	7.10	(3.27)		3,274	2.06		1.80		3.99		40
C	7.65	0.30	(0.54)	(0.24)	(0.29)	—	—	(13)	(0.29)	7.12	(3.13)		67,854	1.84		1.80		4.00		40
I	7.72	0.37	(0.54)	(0.17)	(0.37)	—	—	(13)	(0.37)	7.18	(2.25)		30,492	0.84		0.80		4.99		40
R3	7.68	0.33	(0.54)	(0.21)	(0.33)	—	—	(13)	(0.33)	7.14	(2.81)		2,178	1.48		1.35		4.45		40
R4	7.68	0.35	(0.53)	(0.18)	(0.35)	—	—	(13)	(0.35)	7.15	(2.38)		1,377	1.17		1.05		4.75		40
R5	7.68	0.37	(0.54)	(0.17)	(0.37)	—	—	(13)	(0.37)	7.14	(2.22)		489	0.86		0.75		5.05		40
Y	7.67	0.38	(0.54)	(0.16)	(0.38)	—	—	(13)	(0.38)	7.13	(2.18)		7,728	0.74		0.70		5.10		40
For the Year Ended October 31, 2014
A	$7.66	$0.38	$0.02	$0.40	$(0.38)	$—	$—		$(0.38)	$7.68	5.35%		$262,960	1.14%		1.05%		4.90%		54%
B	7.62	0.32	0.02	0.34	(0.32)	—	—		(0.32)	7.64	4.60		5,683	2.02		1.80		4.17		54
C	7.63	0.32	0.02	0.34	(0.32)	—	—		(0.32)	7.65	4.60		95,449	1.83		1.80		4.15		54
I	7.70	0.40	0.03	0.43	(0.41)	—	—		(0.41)	7.72	5.60		46,691	0.81		0.78		5.17		54
R3	7.65	0.36	0.03	0.39	(0.36)	—	—		(0.36)	7.68	5.18		2,487	1.47		1.35		4.60		54
R4	7.66	0.38	0.03	0.41	(0.39)	—	—		(0.39)	7.68	5.35		1,367	1.16		1.05		4.91		54
R5	7.65	0.40	0.04	0.44	(0.41)	—	—		(0.41)	7.68	5.81		522	0.85		0.75		5.21		54
Y	7.65	0.41	0.01	0.42	(0.40)	—	—		(0.40)	7.67	5.73		8,415	0.73		0.70		5.25		54

For the Year Ended October 31, 2013
A	$7.53	$0.40	$0.14	$0.54	$(0.41)	$—	$—		$(0.41)	$7.66	7.33%		$295,950	1.15%		1.05%		5.29%		58%
B	7.50	0.34	0.13	0.47	(0.35)	—	—		(0.35)	7.62	6.43		8,242	1.99		1.80		4.54		58
C	7.51	0.34	0.13	0.47	(0.35)	—	—		(0.35)	7.63	6.42		105,204	1.81		1.80		4.54		58
I	7.57	0.42	0.14	0.56	(0.43)	—	—		(0.43)	7.70	7.56		65,060	0.81		0.79		5.54		58
R3	7.53	0.38	0.13	0.51	(0.39)	—	—		(0.39)	7.65	6.87		2,872	1.47		1.35		4.96		58
R4	7.54	0.40	0.13	0.53	(0.41)	—	—		(0.41)	7.66	7.18		1,323	1.14		1.05		5.30		58
R5	7.53	0.42	0.13	0.55	(0.43)	—	—		(0.43)	7.65	7.51		609	0.84		0.75		5.57		58
Y	7.53	0.43	0.13	0.56	(0.44)	—	—		(0.44)	7.65	7.57		8,599	0.72		0.70		5.65		58

For the Year Ended October 31, 2012(10)
A	$7.20	$0.44	$0.33	$0.77	$(0.44)	$—	$—		$(0.44)	$7.53	11.00%		$365,718	1.12%		1.05%		5.97%		138%
B	7.17	0.38	0.33	0.71	(0.38)	—	—		(0.38)	7.50	10.24		10,990	2.00		1.80		5.28		138
C	7.18	0.38	0.33	0.71	(0.38)	—	—		(0.38)	7.51	10.23		103,639	1.82		1.79		5.24		138
I	7.23	0.46	0.34	0.80	(0.46)	—	—		(0.46)	7.57	11.39		64,195	0.83		0.80		6.24		138
R3	7.20	0.42	0.33	0.75	(0.42)	—	—		(0.42)	7.53	10.68		1,934	1.49		1.35		5.65		138
R4	7.20	0.44	0.34	0.78	(0.44)	—	—		(0.44)	7.54	11.15		1,191	1.16		1.05		5.85		138
R5	7.20	0.46	0.33	0.79	(0.46)	—	—		(0.46)	7.53	11.34		431	0.86		0.75		6.25		138
Y	7.19	0.47	0.33	0.80	(0.46)	—	—		(0.46)	7.53	11.55		15,468	0.73		0.70		6.39		138

The Hartford Inflation Plus Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$11.05	$0.09	$(0.06)	$0.03	$(0.13)	$—	$—		$(0.13)	$10.95	0.27	%(5)	$217,135	0.96	%(6)	0.85	%(6)	1.63	%(6)	33%
B	10.57	0.04	(0.06)	(0.02)	—	—	—		—	10.55	(0.19	)(5)	2,235	1.90	(6)	1.60	(6)	0.72	(6)	33
C	10.56	0.05	(0.06)	(0.01)	(0.04)	—	—		(0.04)	10.51	(0.08	)(5)	130,212	1.68	(6)	1.60	(6)	0.87	(6)	33
I	11.25	0.11	(0.06)	0.05	(0.16)	—	—		(0.16)	11.14	0.35	(5)	66,112	0.73	(6)	0.60	(6)	1.92	(6)	33
R3	10.84	0.07	(0.07)	—	(0.09)	—	—		(0.09)	10.75	0.03	(5)	52,547	1.27	(6)	1.20	(6)	1.28	(6)	33
R4	11.04	0.08	(0.06)	0.02	(0.12)	—	—		(0.12)	10.94	0.22	(5)	13,454	0.97	(6)	0.90	(6)	1.53	(6)	33
R5	11.22	0.11	(0.06)	0.05	(0.16)	—	—		(0.16)	11.11	0.36	(5)	3,116	0.69	(6)	0.60	(6)	1.96	(6)	33
Y	11.28	0.10	(0.06)	0.04	(0.16)	—	—		(0.16)	11.16	0.41	(5)	32,137	0.56	(6)	0.55	(6)	1.84	(6)	33
F(7)	11.08	0.06	(0.01)	0.05	—	—	—		—	11.13	0.45	(5)	85,863	0.56	(6)	0.55	(6)	3.25	(6)	33

The accompanying notes are an integral part of these financial statements.

264

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Inflation Plus Fund - (continued)
For the Year Ended October 31, 2016
A	$10.57	$0.09	$0.39	$0.48	$—	$—	$—	$—	$11.05	4.54%	$229,329	0.98%	0.87	%(14)	0.87%	70%
B	10.18	(0.01)	0.40	0.39	—	—	—	—	10.57	3.83	5,154	1.83	1.62	(14)	(0.08)	70
C	10.17	0.01	0.38	0.39	—	—	—	—	10.56	3.83	146,289	1.69	1.62	(14)	0.10	70
I	10.73	0.13	0.39	0.52	—	—	—	—	11.25	4.85	62,726	0.76	0.62	(14)	1.16	70
R3	10.40	0.06	0.38	0.44	—	—	—	—	10.84	4.23	56,150	1.28	1.22	(14)	0.52	70
R4	10.56	0.08	0.40	0.48	—	—	—	—	11.04	4.55	15,684	0.98	0.92	(14)	0.78	70
R5	10.71	0.11	0.40	0.51	—	—	—	—	11.22	4.76	2,392	0.70	0.62	(14)	1.03	70
Y	10.75	0.11	0.42	0.53	—	—	—	—	11.28	4.93	101,942	0.57	0.57	(14)	0.99	70

For the Year Ended October 31, 2015
A	$10.79	$(0.04)	$(0.17)	$(0.21)	$(0.01)	$—	$—	$(0.01)	$10.57	(1.99)%	$257,100	0.94%	0.85%		(0.34)%	155%
B	10.47	(0.13)	(0.16)	(0.29)	—	—	—	—	10.18	(2.75)	10,385	1.78	1.60		(1.22)	155
C	10.47	(0.12)	(0.18)	(0.30)	—	—	—	—	10.17	(2.84)	178,363	1.66	1.60		(1.13)	155
I	10.94	(0.02)	(0.18)	(0.20)	(0.01)	—	—	(0.01)	10.73	(1.85)	63,658	0.73	0.60		(0.18)	155
R3	10.66	(0.06)	(0.20)	(0.26)	—	—	—	—	10.40	(2.40)	61,292	1.25	1.20		(0.60)	155
R4	10.79	(0.03)	(0.19)	(0.22)	(0.01)	—	—	(0.01)	10.56	(2.08)	19,243	0.95	0.90		(0.30)	155
R5	10.91	(0.01)	(0.18)	(0.19)	(0.01)	—	—	(0.01)	10.71	(1.77)	3,757	0.66	0.60		(0.12)	155
Y	10.95	—	(0.19)	(0.19)	(0.01)	—	—	(0.01)	10.75	(1.76)	197,882	0.54	0.54		0.03	155

For the Year Ended October 31, 2014
A	$11.32	$0.05	$(0.10)	$(0.05)	$(0.07)	$(0.41)	$—	$(0.48)	$10.79	(0.43)%	$339,993	0.92%	0.85%		0.48%	108%
B	11.05	(0.04)	(0.09)	(0.13)	(0.04)	(0.41)	—	(0.45)	10.47	(1.16)	16,784	1.74	1.60		(0.35)	108
C	11.05	(0.04)	(0.09)	(0.13)	(0.04)	(0.41)	—	(0.45)	10.47	(1.16)	240,647	1.63	1.60		(0.33)	108
I	11.45	0.06	(0.08)	(0.02)	(0.08)	(0.41)	—	(0.49)	10.94	(0.16)	91,095	0.67	0.60		0.58	108
R3	11.21	0.02	(0.11)	(0.09)	(0.05)	(0.41)	—	(0.46)	10.66	(0.74)	69,577	1.23	1.20		0.19	108
R4	11.33	0.05	(0.12)	(0.07)	(0.06)	(0.41)	—	(0.47)	10.79	(0.54)	22,639	0.92	0.90		0.43	108
R5	11.42	0.09	(0.11)	(0.02)	(0.08)	(0.41)	—	(0.49)	10.91	(0.16)	5,119	0.64	0.60		0.79	108
Y	11.46	0.09	(0.11)	(0.02)	(0.08)	(0.41)	—	(0.49)	10.95	(0.13)	231,771	0.52	0.52		0.84	108

For the Year Ended October 31, 2013
A	$12.65	$0.04	$(0.91)	$(0.87)	$(0.04)	$(0.42)	$—	$(0.46)	$11.32	(7.15)%	$507,889	0.88%	0.85%		0.34%	82%
B	12.44	(0.05)	(0.90)	(0.95)	(0.02)	(0.42)	—	(0.44)	11.05	(7.88)	28,633	1.69	1.60		(0.43)	82
C	12.43	(0.05)	(0.89)	(0.94)	(0.02)	(0.42)	—	(0.44)	11.05	(7.81)	375,906	1.60	1.60		(0.42)	82
I	12.76	0.06	(0.91)	(0.85)	(0.04)	(0.42)	—	(0.46)	11.45	(6.88)	124,329	0.65	0.60		0.51	82
R3	12.57	—	(0.91)	(0.91)	(0.03)	(0.42)	—	(0.45)	11.21	(7.49)	73,380	1.22	1.20		0.01	82
R4	12.66	0.04	(0.91)	(0.87)	(0.04)	(0.42)	—	(0.46)	11.33	(7.15)	29,584	0.91	0.90		0.30	82
R5	12.73	0.08	(0.93)	(0.85)	(0.04)	(0.42)	—	(0.46)	11.42	(6.90)	6,219	0.63	0.60		0.69	82
Y	12.76	0.07	(0.90)	(0.83)	(0.05)	(0.42)	—	(0.47)	11.46	(6.79)	287,361	0.51	0.51		0.60	82

For the Year Ended October 31, 2012
A	$12.36	$0.08	$0.80	$0.88	$(0.07)	$(0.52)	$—	$(0.59)	$12.65	7.41%	$851,003	0.86%	0.85%		0.69%	102%
B	12.22	(0.01)	0.79	0.78	(0.04)	(0.52)	—	(0.56)	12.44	6.65	53,262	1.66	1.60		(0.11)	102
C	12.21	(0.01)	0.79	0.78	(0.04)	(0.52)	—	(0.56)	12.43	6.66	717,899	1.59	1.59		(0.04)	102
I	12.44	0.11	0.81	0.92	(0.08)	(0.52)	—	(0.60)	12.76	7.70	297,985	0.64	0.60		0.91	102
R3	12.31	0.05	0.78	0.83	(0.05)	(0.52)	—	(0.57)	12.57	7.07	94,112	1.21	1.20		0.41	102
R4	12.37	0.08	0.80	0.88	(0.07)	(0.52)	—	(0.59)	12.66	7.39	41,261	0.91	0.90		0.69	102
R5	12.42	0.13	0.78	0.91	(0.08)	(0.52)	—	(0.60)	12.73	7.63	8,096	0.62	0.60		1.05	102
Y	12.44	0.12	0.80	0.92	(0.08)	(0.52)	—	(0.60)	12.76	7.73	378,089	0.50	0.50		0.99	102

The accompanying notes are an integral part of these financial statements.

265

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
Hartford Municipal Income Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.34	$0.11	$(0.19)	$(0.08)	$(0.11)	$—	$—	$(0.11)	$10.15	(0.75	)%(5)	$11,643	1.11	%(5)(6)	0.69	%(6)	2.23	%(6)	4%
C	10.34	0.09	(0.20)	(0.11)	(0.09)	—	—	(0.09)	10.14	(1.03	)(5)	3,200	1.82	(6)	1.05	(6)	1.87	(6)	4
I	10.34	0.12	(0.20)	(0.08)	(0.12)	—	—	(0.12)	10.14	(0.72	)(5)	6,305	0.82	(6)	0.44	(6)	2.47	(6)	4
F(7)	10.04	0.04	0.10	0.14	(0.04)	—	—	(0.04)	10.14	1.42	(5)	10	0.84	(6)	0.39	(6)	2.44	(6)	4

For the Year Ended October 31, 2016
A	$10.09	$0.21	$0.25	$0.46	$(0.21)	$—	$—	$(0.21)	$10.34	4.62%		$9,933	1.70%		0.70	%(15)	2.06%		13%
C	10.09	0.14	0.25	0.39	(0.14)	—	—	(0.14)	10.34	3.86		3,034	2.39		1.45	(15)	1.33		13
I	10.09	0.24	0.25	0.49	(0.24)	—	—	(0.24)	10.34	4.89		6,140	1.39		0.45	(15)	2.33		13

For the Period Ended October 31, 2015
A(16)	$10.00	$0.08	$0.09	$0.17	$(0.08)	$—	$—	$(0.08)	$10.09	1.67	%(5)	$3,075	1.11	%(6)	0.69	%(6)	1.83	%(6)	21%
C(16)	10.00	0.04	0.09	0.13	(0.04)	—	—	(0.04)	10.09	1.35	(5)	2,533	1.83	(6)	1.44	(6)	1.07	(6)	21
I	10.00	0.09	0.09	0.18	(0.09)	—	—	(0.09)	10.09	1.77	(5)	5,107	0.83	(6)	0.44	(6)	2.07	(6)	21

The Hartford Municipal Opportunities Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$8.69	$0.11	$(0.18)	$(0.07)	$(0.11)	$—	$—	$(0.11)	$8.51	(0.81	)%(5)	$246,979	0.68	%(6)	0.68	%(6)	2.57	%(6)	13%
B	8.68	0.08	(0.18)	(0.10)	(0.08)	—	—	(0.08)	8.50	(1.19	)(5)	299	1.51	(6)	1.44	(6)	1.80	(6)	13
C	8.69	0.08	(0.18)	(0.10)	(0.08)	—	—	(0.08)	8.51	(1.19	)(5)	110,087	1.44	(6)	1.44	(6)	1.81	(6)	13
I	8.71	0.12	(0.18)	(0.06)	(0.12)	—	—	(0.12)	8.53	(0.69	)(5)	299,634	0.44	(6)	0.44	(6)	2.81	(6)	13
F(7)	8.46	0.04	0.06	0.10	(0.04)	—	—	(0.04)	8.52	1.18	(5)	10	0.39	(6)	0.39	(6)	2.93	(6)	13

For the Year Ended October 31, 2016
A	$8.53	$0.21	$0.16	$0.37	$(0.21)	$—	$—	$(0.21)	$8.69	4.40%		$283,275	0.70%		0.70	%(17)	2.44%		22%
B	8.53	0.15	0.15	0.30	(0.15)	—	—	(0.15)	8.68	3.50		964	1.51		1.45	(17)	1.74		22
C	8.54	0.15	0.15	0.30	(0.15)	—	—	(0.15)	8.69	3.50		127,960	1.46		1.45	(17)	1.69		22
I	8.55	0.23	0.17	0.40	(0.24)	—	—	(0.24)	8.71	4.66		337,900	0.46		0.45	(17)	2.68		22

For the Year Ended October 31, 2015
A	$8.53	$0.24	$—	$0.24	$(0.24)	$—	$—	$(0.24)	$8.53	2.85%		$212,254	0.81%		0.75%		2.82%		21%
B	8.53	0.18	(0.01)	0.17	(0.17)	—	—	(0.17)	8.53	2.08		2,425	1.63		1.51		2.06		21
C	8.54	0.18	(0.01)	0.17	(0.17)	—	—	(0.17)	8.54	2.08		97,729	1.57		1.51		2.07		21
I	8.55	0.26	—	0.26	(0.26)	—	—	(0.26)	8.55	3.10		166,610	0.56		0.50		3.08		21

For the Year Ended October 31, 2014
A	$8.24	$0.25	$0.30	$0.55	$(0.26)	$—	$—	$(0.26)	$8.53	6.70%		$192,531	0.90%		0.85%		3.03%		29%
B	8.23	0.19	0.30	0.49	(0.19)	—	—	(0.19)	8.53	6.04		3,216	1.72		1.60		2.30		29
C	8.24	0.19	0.30	0.49	(0.19)	—	—	(0.19)	8.54	6.03		91,177	1.66		1.60		2.29		29
I	8.25	0.27	0.31	0.58	(0.28)	—	—	(0.28)	8.55	7.08		102,341	0.65		0.60		3.26		29

For the Year Ended October 31, 2013
A	$8.66	$0.29	$(0.42)	$(0.13)	$(0.29)	$—	$—	$(0.29)	$8.24	(1.58)%		$153,818	0.91%		0.91%		3.35%		37%
B	8.66	0.22	(0.43)	(0.21)	(0.22)	—	—	(0.22)	8.23	(2.44)		4,161	1.72		1.66		2.60		37
C	8.67	0.22	(0.43)	(0.21)	(0.22)	—	—	(0.22)	8.24	(2.44)		86,844	1.66		1.66		2.60		37
I	8.68	0.31	(0.43)	(0.12)	(0.31)	—	—	(0.31)	8.25	(1.45)		58,996	0.66		0.66		3.60		37

The accompanying notes are an integral part of these financial statements.

266

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Municipal Opportunities Fund - (continued)
For the Year Ended October 31, 2012(10)
A	$8.01	$0.34	$0.65	$0.99	$(0.34)	$—	$—	$(0.34)	$8.66	12.58%		$202,931	0.91%		0.91%		4.05%		51%
B	8.01	0.28	0.65	0.93	(0.28)	—	—	(0.28)	8.66	11.75		5,597	1.72		1.66		3.32		51
C	8.02	0.28	0.65	0.93	(0.28)	—	—	(0.28)	8.67	11.73		117,699	1.67		1.66		3.31		51
I	8.03	0.36	0.65	1.01	(0.36)	—	—	(0.36)	8.68	12.83		78,183	0.67		0.66		4.31		51

The Hartford Municipal Real Return Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$9.31	$0.13	$(0.12)	$0.01	$(0.13)	$—	$—	$(0.13)	$9.19	0.07	%(5)	$103,183	0.74	%(6)	0.69	%(6)	2.76	%(6)	5%
B	9.23	0.09	(0.12)	(0.03)	(0.09)	—	—	(0.09)	9.11	(0.31	)(5)	113	1.63	(6)	1.44	(6)	2.01	(6)	5
C	9.26	0.09	(0.12)	(0.03)	(0.09)	—	—	(0.09)	9.14	(0.31	)(5)	20,569	1.49	(6)	1.44	(6)	2.02	(6)	5
I	9.34	0.14	(0.12)	0.02	(0.14)	—	—	(0.14)	9.22	0.20	(5)	44,629	0.48	(6)	0.44	(6)	3.00	(6)	5
Y	9.29	0.14	(0.12)	0.02	(0.14)	—	—	(0.14)	9.17	0.19	(5)	17,199	0.44	(6)	0.44	(6)	3.01	(6)	5
F(7)	9.21	0.05	0.01	0.06	(0.05)	—	—	(0.05)	9.22	0.61	(5)	10	0.44	(6)	0.39	(6)	3.11	(6)	5

For the Year Ended October 31, 2016
A	$9.16	$0.26	$0.15	$0.41	$(0.26)	$—	$—	$(0.26)	$9.31	4.52%		$104,013	0.77%		0.70	%(18)	2.79%		21%
B	9.07	0.19	0.16	0.35	(0.19)	—	—	(0.19)	9.23	3.88		320	1.60		1.45	(18)	2.08		21
C	9.10	0.19	0.16	0.35	(0.19)	—	—	(0.19)	9.26	3.88		25,611	1.51		1.45	(18)	2.05		21
I	9.18	0.28	0.16	0.44	(0.28)	—	—	(0.28)	9.34	4.89		24,545	0.53		0.45	(18)	3.02		21
Y	9.13	0.28	0.16	0.44	(0.28)	—	—	(0.28)	9.29	4.90		17,233	0.46		0.45	(18)	3.04		21

For the Year Ended October 31, 2015
A	$9.50	$0.26	$(0.33)	$(0.07)	$(0.27)	$—	$—	$(0.27)	$9.16	(0.77)%		$106,809	0.88%		0.74%		2.85%		26%
B	9.41	0.19	(0.33)	(0.14)	(0.20)	—	—	(0.20)	9.07	(1.54)		813	1.70		1.50		2.09		26
C	9.45	0.19	(0.34)	(0.15)	(0.20)	—	—	(0.20)	9.10	(1.63)		27,452	1.63		1.49		2.10		26
I	9.53	0.29	(0.35)	(0.06)	(0.29)	—	—	(0.29)	9.18	(0.62)		15,495	0.65		0.50		3.09		26
Y	9.48	0.29	(0.35)	(0.06)	(0.29)	—	—	(0.29)	9.13	(0.64)		18,220	0.58		0.49		3.10		26

For the Year Ended October 31, 2014
A	$9.27	$0.27	$0.23	$0.50	$(0.27)	$—	$—	$(0.27)	$9.50	5.46%		$115,957	0.90%		0.85%		2.89%		31%
B	9.19	0.20	0.22	0.42	(0.20)	—	—	(0.20)	9.41	4.62		1,497	1.73		1.60		2.15		31
C	9.22	0.20	0.23	0.43	(0.20)	—	—	(0.20)	9.45	4.71		32,022	1.64		1.60		2.14		31
I	9.29	0.29	0.25	0.54	(0.30)	—	—	(0.30)	9.53	5.82		16,682	0.66		0.60		3.12		31
Y	9.25	0.29	0.23	0.52	(0.29)	—	—	(0.29)	9.48	5.74		20,941	0.60		0.60		3.14		31

For the Year Ended October 31, 2013
A	$9.73	$0.24	$(0.46)	$(0.22)	$(0.24)	$—	$—	$(0.24)	$9.27	(2.30)%		$124,008	0.88%		0.85%		2.51%		20%
B	9.65	0.17	(0.46)	(0.29)	(0.17)	—	—	(0.17)	9.19	(3.05)		2,194	1.71		1.60		1.76		20
C	9.68	0.17	(0.46)	(0.29)	(0.17)	—	—	(0.17)	9.22	(3.05)		38,185	1.62		1.60		1.76		20
I	9.75	0.26	(0.46)	(0.20)	(0.26)	—	—	(0.26)	9.29	(2.05)		12,776	0.64		0.60		2.75		20
Y	9.70	0.26	(0.44)	(0.18)	(0.27)	—	—	(0.27)	9.25	(1.94)		22,365	0.58		0.58		2.78		20

For the Year Ended October 31, 2012
A	$9.20	$0.27	$0.54	$0.81	$(0.28)	$—	$—	$(0.28)	$9.73	8.87%		$157,918	0.87%		0.85%		2.89%		61%
B	9.13	0.21	0.52	0.73	(0.21)	—	—	(0.21)	9.65	8.03		3,497	1.68		1.60		2.18		61
C	9.15	0.20	0.54	0.74	(0.21)	—	—	(0.21)	9.68	8.11		49,791	1.62		1.60		2.13		61
I	9.22	0.29	0.54	0.83	(0.30)	—	—	(0.30)	9.75	9.12		20,061	0.64		0.60		3.07		61
Y	9.18	0.30	0.52	0.82	(0.30)	—	—	(0.30)	9.70	9.08		27,549	0.58		0.58		3.18		61

The accompanying notes are an integral part of these financial statements.

267

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
Hartford Municipal Short Duration Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.08	$0.06	$(0.08)	$(0.02)	$(0.06)	$—	$—	$(0.06)	$10.00	(0.21	)%(5)	$7,725	1.15	%(6)	0.69	%(6)	1.18	%(6)	7%
C	10.08	0.04	(0.08)	(0.04)	(0.04)	—	—	(0.04)	10.00	(0.43	)(5)	3,630	1.88	(6)	1.13	(6)	0.74	(6)	7
I	10.08	0.07	(0.08)	(0.01)	(0.07)	—	—	(0.07)	10.00	(0.09	)(5)	6,777	0.87	(6)	0.44	(6)	1.43	(6)	7
F(7)	9.96	0.02	0.04	0.06	(0.02)	—	—	(0.02)	10.00	0.65	(5)	10	0.91	(6)	0.39	(6)	1.43	(6)	7

For the Year Ended October 31, 2016
A	$10.06	$0.10	$0.02	$0.12	$(0.10)	$—	$—	$(0.10)	$10.08	1.15%		$8,383	1.55%		0.70	%(19)	0.95%		12%
C	10.05	0.02	0.03	0.05	(0.02)	—	—	(0.02)	10.08	0.50		4,067	2.29		1.45	(19)	0.20		12
I	10.06	0.12	0.02	0.14	(0.12)	—	—	(0.12)	10.08	1.40		5,915	1.27		0.45	(19)	1.20		12

For the Period Ended October 31, 2015
A(16)	$10.00	$0.03	$0.06	$0.09	$(0.03)	$—	$—	$(0.03)	$10.06	0.91	%(5)	$3,993	1.12	%(6)	0.69	%(6)	0.75	%(6)	6%
C(16)	10.00	—	0.05	0.05	—	—	—	—	10.05	0.53	(5)	3,137	1.82	(6)	1.44	(6)	(0.02	)(6)	6
I	10.00	0.04	0.06	0.10	(0.04)	—	—	(0.04)	10.06	1.01	(5)	5,106	0.78	(6)	0.44	(6)	0.97	(6)	6

The Hartford Quality Bond Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.34	$0.07	$(0.21)	$(0.14)	$(0.09)	$(0.16)	$—	$(0.25)	$9.95	(1.33	)%(5)	$13,441	1.01	%(6)	0.95	%(6)	1.48	%(6)	61%
C	10.26	0.04	(0.21)	(0.17)	(0.05)	(0.16)	—	(0.21)	9.88	(1.61	)(5)	2,930	1.76	(6)	1.70	(6)	0.72	(6)	61
I	10.35	0.08	(0.20)	(0.12)	(0.10)	(0.16)	—	(0.26)	9.97	(1.10	)(5)	4,619	0.78	(6)	0.70	(6)	1.67	(6)	61
R3	10.32	0.06	(0.21)	(0.15)	(0.08)	(0.16)	—	(0.24)	9.93	(1.48	)(5)	284	1.36	(6)	1.25	(6)	1.25	(6)	61
R4	10.35	0.07	(0.20)	(0.13)	(0.09)	(0.16)	—	(0.25)	9.97	(1.20	)(5)	11	1.06	(6)	0.92	(6)	1.47	(6)	61
R5	10.35	0.09	(0.20)	(0.11)	(0.11)	(0.16)	—	(0.27)	9.97	(1.08	)(5)	43	0.75	(6)	0.65	(6)	1.79	(6)	61
Y	10.36	0.09	(0.20)	(0.11)	(0.11)	(0.16)	—	(0.27)	9.98	(1.07	)(5)	15	0.65	(6)	0.60	(6)	1.80	(6)	61
F(7)	9.94	0.04	0.03	0.07	(0.04)	—	—	(0.04)	9.97	0.71	(5)	106,385	0.66	(6)	0.55	(6)	2.39	(6)	61

For the Year Ended October 31, 2016
A	$10.19	$0.12	$0.24	$0.36	$(0.14)	$(0.07)	$—	$(0.21)	$10.34	3.54%		$14,294	1.04%		0.96	%(20)	1.14%		84%
C	10.12	0.04	0.23	0.27	(0.06)	(0.07)	—	(0.13)	10.26	2.70		3,890	1.78		1.71	(20)	0.40		84
I	10.21	0.14	0.24	0.38	(0.17)	(0.07)	—	(0.24)	10.35	3.73		12,254	0.78		0.71	(20)	1.40		84
R3	10.17	0.06	0.31	0.37	(0.15)	(0.07)	—	(0.22)	10.32	3.66		198	1.38		1.26	(20)	0.57		84
R4	10.19	0.08	0.33	0.41	(0.18)	(0.07)	—	(0.25)	10.35	4.08		24	1.07		0.96	(20)	0.75		84
R5	10.21	0.11	0.33	0.44	(0.23)	(0.07)	—	(0.30)	10.35	4.37		45	0.77		0.66	(20)	1.05		84
Y	10.21	0.16	0.24	0.40	(0.18)	(0.07)	—	(0.25)	10.36	3.90		93,809	0.67		0.61	(20)	1.53		84

For the Year Ended October 31, 2015
A	$10.19	$0.04	$0.16	$0.20	$(0.05)	$(0.15)	$—	$(0.20)	$10.19	2.01%		$11,513	1.18%		0.90%		0.43%		20%
C	10.15	(0.03)	0.16	0.13	(0.01)	(0.15)	—	(0.16)	10.12	1.28		2,453	1.93		1.64		(0.31)		20
I	10.20	0.07	0.17	0.24	(0.08)	(0.15)	—	(0.23)	10.21	2.37		2,283	0.89		0.61		0.71		20
R3	10.17	0.01	0.16	0.17	(0.02)	(0.15)	—	(0.17)	10.17	1.69		2,082	1.58		1.25		0.07		20
R4	10.19	0.04	0.16	0.20	(0.05)	(0.15)	—	(0.20)	10.19	1.95		2,100	1.28		0.95		0.37		20
R5	10.20	0.07	0.16	0.23	(0.07)	(0.15)	—	(0.22)	10.21	2.32		2,119	0.98		0.65		0.67		20
Y	10.20	0.07	0.17	0.24	(0.08)	(0.15)	—	(0.23)	10.21	2.36		9,547	0.89		0.60		0.72		20

The accompanying notes are an integral part of these financial statements.

268

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Quality Bond Fund - (continued)
For the Year Ended October 31, 2014
A	$9.82	$0.05	$0.39	$0.44	$(0.07)	$—	$—	$(0.07)	$10.19	4.48%		$8,568	1.26%		0.86%		0.52%		27%
C	9.79	(0.02)	0.39	0.37	(0.01)	—	—	(0.01)	10.15	3.75		1,882	2.01		1.61		(0.22)		27
I	9.82	0.08	0.39	0.47	(0.09)	—	—	(0.09)	10.20	4.83		2,119	0.98		0.58		0.81		27
R3	9.80	0.02	0.39	0.41	(0.04)	—	—	(0.04)	10.17	4.17		2,048	1.68		1.23		0.17		27
R4	9.81	0.05	0.39	0.44	(0.06)	—	—	(0.06)	10.19	4.53		2,060	1.38		0.93		0.47		27
R5	9.82	0.08	0.39	0.47	(0.09)	(0.00)	—	(0.09)	10.20	4.79		2,072	1.08		0.63		0.77		27
Y	9.82	0.08	0.39	0.47	(0.09)	—	—	(0.09)	10.20	4.84		9,333	0.98		0.58		0.82		27

For the Year Ended October 31, 2013(21)
A(21)	$10.00	$0.05	$(0.18)	$(0.13)	$(0.05)	$—	$—	$(0.05)	$9.82	(1.29	)%(5)	$6,849	1.28	%(6)	0.81	%(6)	0.52	%(6)	83	%(5)
C(21)	10.00	(0.02)	(0.18)	(0.20)	(0.01)	—	—	(0.01)	9.79	(1.99	)(5)	2,239	2.03	(6)	1.56	(6)	(0.23	)(6)	83	(5)
I(21)	10.00	0.07	(0.18)	(0.11)	(0.07)	—	—	(0.07)	9.82	(1.14	)(5)	2,036	1.03	(6)	0.55	(6)	0.76	(6)	83	(5)
R3(21)	10.00	0.01	(0.18)	(0.17)	(0.03)	—	—	(0.03)	9.80	(1.69	)(5)	1,966	1.72	(6)	1.20	(6)	0.12	(6)	83	(5)
R4(21)	10.00	0.04	(0.18)	(0.14)	(0.05)	—	—	(0.05)	9.81	(1.43	)(5)	1,972	1.42	(6)	0.90	(6)	0.41	(6)	83	(5)
R5(21)	10.00	0.07	(0.19)	(0.12)	(0.06)	(0.00)	—	(0.06)	9.82	(1.16	)(5)	1,977	1.12	(6)	0.60	(6)	0.71	(6)	83	(5)
Y(21)	10.00	0.07	(0.18)	(0.11)	(0.07)	—	—	(0.07)	9.82	(1.13	)(5)	8,902	1.02	(6)	0.55	(6)	0.76	(6)	83	(5)

The Hartford Short Duration Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$9.88	$0.10	$(0.02)	$0.08	$(0.10)	$—	$—	$(0.10)	$9.86	0.77	%(5)	$522,295	0.86	%(6)	0.85	%(6)	1.98	%(6)	21%
B	9.94	0.10	(0.01)	0.09	(0.10)	—	—	(0.10)	9.93	0.88	(5)	944	1.05	(6)	0.85	(6)	1.97	(6)	21
C	9.88	0.06	(0.02)	0.04	(0.06)	—	—	(0.06)	9.86	0.41	(5)	114,290	1.58	(6)	1.58	(6)	1.25	(6)	21
I	9.90	0.11	(0.02)	0.09	(0.11)	—	—	(0.11)	9.88	0.92	(5)	212,400	0.57	(6)	0.57	(6)	2.26	(6)	21
R3	9.86	0.08	(0.02)	0.06	(0.08)	—	—	(0.08)	9.84	0.63	(5)	1,317	1.22	(6)	1.14	(6)	1.70	(6)	21
R4	9.87	0.10	(0.02)	0.08	(0.10)	—	—	(0.10)	9.85	0.77	(5)	615	0.92	(6)	0.85	(6)	1.98	(6)	21
R5	9.86	0.11	(0.01)	0.10	(0.11)	—	—	(0.11)	9.85	1.02	(5)	712	0.60	(6)	0.55	(6)	2.27	(6)	21
Y	9.86	0.11	(0.02)	0.09	(0.11)	—	—	(0.11)	9.84	0.95	(5)	3,774	0.49	(6)	0.49	(6)	2.32	(6)	21
F(7)	9.88	0.04	—	0.04	(0.04)	—	—	(0.04)	9.88	0.39	(5)	41,137	0.49	(6)	0.49	(6)	2.52	(6)	21

For the Year Ended October 31, 2016
A	$9.80	$0.17	$0.08	$0.25	$(0.17)	$—	$—	$(0.17)	$9.88	2.56%		$530,178	0.90%		0.86	%(22)	1.69%		41%
B	9.85	0.16	0.10	0.26	(0.17)	—	—	(0.17)	9.94	2.66		2,393	1.04		0.86	(22)	1.67		41
C	9.80	0.09	0.09	0.18	(0.10)	—	—	(0.10)	9.88	1.80		125,548	1.61		1.61	(22)	0.94		41
I	9.82	0.19	0.09	0.28	(0.20)	—	—	(0.20)	9.90	2.86		189,645	0.57		0.57	(22)	1.98		41
R3	9.78	0.14	0.08	0.22	(0.14)	—	—	(0.14)	9.86	2.26		1,167	1.24		1.16	(22)	1.38		41
R4	9.79	0.17	0.08	0.25	(0.17)	—	—	(0.17)	9.87	2.56		661	0.94		0.86	(22)	1.68		41
R5	9.78	0.20	0.08	0.28	(0.20)	—	—	(0.20)	9.86	2.87		209	0.63		0.56	(22)	2.02		41
Y	9.78	0.20	0.08	0.28	(0.20)	—	—	(0.20)	9.86	2.92		45,768	0.51		0.51	(22)	2.05		41

For the Year Ended October 31, 2015
A	$9.91	$0.15	$(0.07)	$0.08	$(0.16)	$(0.03)	$—	$(0.19)	$9.80	0.80%		$469,337	0.90%		0.85%		1.51%		31%
B	9.96	0.16	(0.08)	0.08	(0.16)	(0.03)	—	(0.19)	9.85	0.80		4,450	1.03		0.85		1.56		31
C	9.91	0.08	(0.07)	0.01	(0.09)	(0.03)	—	(0.12)	9.80	0.05		120,116	1.60		1.60		0.81		31
I	9.93	0.19	(0.08)	0.11	(0.19)	(0.03)	—	(0.22)	9.82	1.11		126,578	0.54		0.54		1.87		31
R3	9.88	0.12	(0.06)	0.06	(0.13)	(0.03)	—	(0.16)	9.78	0.60		1,084	1.23		1.15		1.26		31
R4	9.89	0.15	(0.06)	0.09	(0.16)	(0.03)	—	(0.19)	9.79	0.90		677	0.92		0.85		1.56		31
R5	9.89	0.18	(0.07)	0.11	(0.19)	(0.03)	—	(0.22)	9.78	1.10		111	0.62		0.55		1.86		31
Y	9.88	0.19	(0.06)	0.13	(0.20)	(0.03)	—	(0.23)	9.78	1.25		8,412	0.51		0.51		1.91		31

The accompanying notes are an integral part of these financial statements.

269

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Short Duration Fund - (continued)
For the Year Ended October 31, 2014
A	$9.98	$0.15	$(0.03)	$0.12	$(0.15)	$(0.04)	$—	$(0.19)	$9.91	1.23%		$469,415	0.91%		0.85%		1.50%		50%
B	10.02	0.15	(0.02)	0.13	(0.15)	(0.04)	—	(0.19)	9.96	1.33		6,510	1.01		0.85		1.51		50
C	9.98	0.08	(0.03)	0.05	(0.08)	(0.04)	—	(0.12)	9.91	0.48		128,158	1.60		1.60		0.76		50
I	10.00	0.18	(0.03)	0.15	(0.18)	(0.04)	—	(0.22)	9.93	1.52		208,183	0.55		0.55		1.79		50
R3	9.96	0.12	(0.04)	0.08	(0.12)	(0.04)	—	(0.16)	9.88	0.84		879	1.23		1.15		1.20		50
R4	9.97	0.15	(0.04)	0.11	(0.15)	(0.04)	—	(0.19)	9.89	1.14		997	0.92		0.85		1.50		50
R5	9.96	0.18	(0.03)	0.15	(0.18)	(0.04)	—	(0.22)	9.89	1.54		109	0.61		0.55		1.80		50
Y	9.96	0.18	(0.03)	0.15	(0.19)	(0.04)	—	(0.23)	9.88	1.49		5,134	0.50		0.50		1.83		50

For the Year Ended October 31, 2013
A	$10.05	$0.17	$(0.05)	$0.12	$(0.17)	$(0.02)	$—	$(0.19)	$9.98	1.20%		$451,357	0.88%		0.85%		1.66%		51%
B	10.05	0.17	(0.01)	0.16	(0.17)	(0.02)	—	(0.19)	10.02	1.60		9,589	0.99		0.85		1.67		51
C	10.05	0.09	(0.05)	0.04	(0.09)	(0.02)	—	(0.11)	9.98	0.44		133,623	1.60		1.60		0.93		51
I	10.07	0.20	(0.05)	0.15	(0.20)	(0.02)	—	(0.22)	10.00	1.48		105,812	0.57		0.57		1.96		51
R3	10.03	0.13	(0.04)	0.09	(0.14)	(0.02)	—	(0.16)	9.96	0.90		527	1.23		1.15		1.35		51
R4	10.04	0.17	(0.05)	0.12	(0.17)	(0.02)	—	(0.19)	9.97	1.20		928	0.92		0.85		1.69		51
R5	10.03	0.20	(0.05)	0.15	(0.20)	(0.02)	—	(0.22)	9.96	1.51		112	0.61		0.55		1.98		51
Y	10.03	0.20	(0.05)	0.15	(0.20)	(0.02)	—	(0.22)	9.96	1.55		3,002	0.51		0.51		2.03		51

For the Year Ended October 31, 2012
A	$9.83	$0.20	$0.23	$0.43	$(0.21)	$—	$—	$(0.21)	$10.05	4.37%		$279,952	0.86%		0.85%		2.03%		61%
B	9.82	0.20	0.24	0.44	(0.21)	—	—	(0.21)	10.05	4.48		7,959	0.97		0.85		2.04		61
C	9.83	0.13	0.22	0.35	(0.13)	—	—	(0.13)	10.05	3.60		136,515	1.60		1.60		1.28		61
I	9.84	0.23	0.23	0.46	(0.23)	—	—	(0.23)	10.07	4.75		117,449	0.58		0.58		2.30		61
R3	9.81	0.17	0.23	0.40	(0.18)	—	—	(0.18)	10.03	4.07		258	1.23		1.15		1.72		61
R4	9.81	0.20	0.24	0.44	(0.21)	—	—	(0.21)	10.04	4.48		783	0.93		0.85		2.02		61
R5	9.81	0.23	0.23	0.46	(0.24)	—	—	(0.24)	10.03	4.69		106	0.62		0.55		2.33		61
Y	9.80	0.23	0.24	0.47	(0.24)	—	—	(0.24)	10.03	4.84		4,967	0.50		0.50		2.34		61

The Hartford Strategic Income Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$8.76	$0.19	$0.14	$0.33	$(0.23)	$—	$—	$(0.23)	$8.86	3.88	%(5)	$116,009	1.03	%(6)	0.95	%(6)	4.44	%(6)	38%
B	8.78	0.19	0.14	0.33	(0.23)	—	—	(0.23)	8.88	3.84	(5)	1,061	1.12	(6)	0.95	(6)	4.44	(6)	38
C	8.79	0.16	0.14	0.30	(0.20)	—	—	(0.20)	8.89	3.46	(5)	67,950	1.74	(6)	1.70	(6)	3.69	(6)	38
I	8.79	0.20	0.14	0.34	(0.24)	—	—	(0.24)	8.89	4.00	(5)	35,184	0.75	(6)	0.70	(6)	4.69	(6)	38
R3	8.75	0.18	0.13	0.31	(0.22)	—	—	(0.22)	8.84	3.62	(5)	207	1.44	(6)	1.25	(6)	4.14	(6)	38
R4	8.76	0.19	0.14	0.33	(0.23)	—	—	(0.23)	8.86	3.85	(5)	96	1.08	(6)	0.95	(6)	4.45	(6)	38
R5	8.76	0.20	0.15	0.35	(0.25)	—	—	(0.25)	8.86	4.05	(5)	409	0.75	(6)	0.65	(6)	4.74	(6)	38
R6	8.75	0.20	0.15	0.35	(0.25)	—	—	(0.25)	8.85	4.08	(5)	11	0.64	(6)	0.60	(6)	4.76	(6)	38
Y	8.75	0.21	0.15	0.36	(0.25)	—	—	(0.25)	8.86	4.07	(5)	307	0.64	(6)	0.60	(6)	4.80	(6)	38
F(7)	8.79	0.07	0.09	0.16	(0.06)	—	—	(0.06)	8.89	1.83	(5)	154,274	0.65	(6)	0.60	(6)	4.79	(6)	38

The accompanying notes are an integral part of these financial statements.

270

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Strategic Income Fund - (continued)
For the Year Ended October 31, 2016
A	$8.53	$0.39	$0.19	$0.58	$(0.35)	$—	$—	$(0.35)	$8.76	7.02%		$120,051	1.05%	0.96	%(23)	4.54%	55%
B	8.53	0.37	0.21	0.58	(0.33)	—	—	(0.33)	8.78	6.98		2,205	1.27	1.11	(23)	4.37	55
C	8.55	0.32	0.20	0.52	(0.28)	—	—	(0.28)	8.79	6.27		74,607	1.75	1.71	(23)	3.78	55
I	8.55	0.41	0.21	0.62	(0.38)	—	—	(0.38)	8.79	7.29		31,317	0.75	0.71	(23)	4.79	55
R3	8.51	0.36	0.20	0.56	(0.32)	—	—	(0.32)	8.75	6.81		267	1.42	1.26	(23)	4.23	55
R4	8.52	0.39	0.20	0.59	(0.35)	—	—	(0.35)	8.76	7.15		224	1.08	0.96	(23)	4.55	55
R5	8.52	0.42	0.20	0.62	(0.38)	—	—	(0.38)	8.76	7.49		413	0.76	0.66	(23)	4.87	55
R6	8.52	0.42	0.19	0.61	(0.38)	—	—	(0.38)	8.75	7.43		11	0.65	0.61	(23)	4.88	55
Y	8.52	0.42	0.19	0.61	(0.38)	—	—	(0.38)	8.75	7.43		164,098	0.65	0.61	(23)	4.89	55

For the Year Ended October 31, 2015
A	$9.30	$0.37	$(0.57)	$(0.20)	$(0.37)	$(0.20)	$—	$(0.57)	$8.53	(2.23)%		$123,510	1.03%	0.95%		4.23%	66%
B	9.30	0.32	(0.59)	(0.27)	(0.30)	(0.20)	—	(0.50)	8.53	(3.00)		4,019	1.85	1.70		3.60	66
C	9.32	0.32	(0.59)	(0.27)	(0.30)	(0.20)	—	(0.50)	8.55	(2.97)		86,887	1.74	1.70		3.61	66
I	9.33	0.41	(0.60)	(0.19)	(0.39)	(0.20)	—	(0.59)	8.55	(1.97)		29,189	0.73	0.70		4.61	66
R3	9.29	0.35	(0.59)	(0.24)	(0.34)	(0.20)	—	(0.54)	8.51	(2.64)		314	1.41	1.25		4.04	66
R4	9.30	0.38	(0.59)	(0.21)	(0.37)	(0.20)	—	(0.57)	8.52	(2.34)		175	1.08	0.95		4.37	66
R5	9.30	0.41	(0.60)	(0.19)	(0.39)	(0.20)	—	(0.59)	8.52	(2.05)		306	0.75	0.65		4.70	66
R6(24)	9.27	0.41	(0.56)	(0.15)	(0.40)	(0.20)	—	(0.60)	8.52	(1.66	)(5)	10	0.69 (6)	0.59	(6)	4.78 (6)	66
Y	9.30	0.41	(0.59)	(0.18)	(0.40)	(0.20)	—	(0.60)	8.52	(1.99)		111,277	0.64	0.60		4.70	66

For the Year Ended October 31, 2014
A	$9.21	$0.36	$0.10	$0.46	$(0.37)	$—	$—	$(0.37)	$9.30	5.06%		$144,172	1.01%	0.95%		3.82%	71%
B	9.21	0.29	0.10	0.39	(0.30)	—	—	(0.30)	9.30	4.25		6,367	1.82	1.70		3.10	71
C	9.23	0.29	0.10	0.39	(0.30)	—	—	(0.30)	9.32	4.26		109,960	1.72	1.69		3.08	71
I	9.24	0.38	0.10	0.48	(0.39)	—	—	(0.39)	9.33	5.32		48,809	0.71	0.68		4.09	71
R3	9.21	0.33	0.09	0.42	(0.34)	—	—	(0.34)	9.29	4.64		213	1.40	1.25		3.54	71
R4	9.21	0.36	0.10	0.46	(0.37)	—	—	(0.37)	9.30	5.06		131	1.05	0.95		3.83	71
R5	9.21	0.38	0.11	0.49	(0.40)	—	—	(0.40)	9.30	5.38		120	0.73	0.65		4.10	71
Y	9.20	0.39	0.11	0.50	(0.40)	—	—	(0.40)	9.30	5.55		113,356	0.63	0.60		4.25	71

For the Year Ended October 31, 2013
A	$9.70	$0.36	$(0.21)	$0.15	$(0.36)	$(0.28)	$—	$(0.64)	$9.21	1.67%		$160,916	0.99%	0.95%		3.93%	55%
B	9.70	0.29	(0.21)	0.08	(0.29)	(0.28)	—	(0.57)	9.21	0.91		9,233	1.79	1.70		3.09	55
C	9.72	0.29	(0.21)	0.08	(0.29)	(0.28)	—	(0.57)	9.23	0.90		129,507	1.69	1.68		3.07	55
I	9.73	0.37	(0.19)	0.18	(0.39)	(0.28)	—	(0.67)	9.24	1.93		50,963	0.70	0.69		4.00	55
R3	9.70	0.35	(0.22)	0.13	(0.34)	(0.28)	—	(0.62)	9.21	1.40		242	1.39	1.25		3.74	55
R4	9.70	0.36	(0.21)	0.15	(0.36)	(0.28)	—	(0.64)	9.21	1.68		143	1.03	0.95		3.91	55
R5	9.70	0.39	(0.21)	0.18	(0.39)	(0.28)	—	(0.67)	9.21	1.98		114	0.71	0.65		4.20	55
Y	9.69	0.40	(0.21)	0.19	(0.40)	(0.28)	—	(0.68)	9.20	2.04		214,550	0.61	0.60		4.30	55

For the Year Ended October 31, 2012
A	$9.20	$0.37	$0.51	$0.88	$(0.35)	$(0.03)	$—	$(0.38)	$9.70	9.80%		$219,909	0.98%	0.96%		3.90%	121%
B	9.20	0.30	0.51	0.81	(0.28)	(0.03)	—	(0.31)	9.70	8.96		12,461	1.78	1.72		3.17	121
C	9.21	0.30	0.52	0.82	(0.28)	(0.03)	—	(0.31)	9.72	9.11		209,271	1.69	1.69		3.17	121
I	9.22	0.39	0.53	0.92	(0.38)	(0.03)	—	(0.41)	9.73	10.18		104,759	0.70	0.70		4.11	121
R3	9.20	0.33	0.52	0.85	(0.32)	(0.03)	—	(0.35)	9.70	9.47		141	1.34	1.27		3.56	121
R4	9.20	0.36	0.52	0.88	(0.35)	(0.03)	—	(0.38)	9.70	9.79		132	1.02	0.97		3.88	121
R5	9.20	0.39	0.52	0.91	(0.38)	(0.03)	—	(0.41)	9.70	10.12		112	0.71	0.67		4.20	121
Y	9.20	0.36	0.54	0.90	(0.38)	(0.03)	—	(0.41)	9.69	10.08		171,127	0.60	0.60		3.82	121

The accompanying notes are an integral part of these financial statements.

271

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Total Return Bond Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.48	$0.13	$(0.12)	$0.01	$(0.13)	$—	$—	$(0.13)	$10.36	0.14	%(5)	$742,269	0.85	%(6)	0.85	%(6)	2.64	%(6)	29%
B	10.39	0.09	(0.11)	(0.02)	(0.09)	—	—	(0.09)	10.28	(0.25	)(5)	1,488	2.03	(6)	1.62	(6)	1.85	(6)	29
C	10.50	0.10	(0.12)	(0.02)	(0.10)	—	—	(0.10)	10.38	(0.22	)(5)	63,425	1.59	(6)	1.59	(6)	1.90	(6)	29
I	10.49	0.15	(0.13)	0.02	(0.14)	—	—	(0.14)	10.37	0.25	(5)	205,263	0.70	(6)	0.62	(6)	2.85	(6)	29
R3	10.68	0.12	(0.12)	—	(0.12)	—	—	(0.12)	10.56	–	(5)	6,299	1.17	(6)	1.17	(6)	2.32	(6)	29
R4	10.66	0.14	(0.12)	0.02	(0.14)	—	—	(0.14)	10.54	0.16	(5)	14,372	0.85	(6)	0.85	(6)	2.64	(6)	29
R5	10.65	0.15	(0.11)	0.04	(0.15)	—	—	(0.15)	10.54	0.31	(5)	1,432	0.55	(6)	0.55	(6)	2.93	(6)	29
R6	10.64	0.16	(0.11)	0.05	(0.16)	—	—	(0.16)	10.53	0.45	(5)	502	0.44	(6)	0.44	(6)	3.10	(6)	29
Y	10.65	0.16	(0.12)	0.04	(0.16)	—	—	(0.16)	10.53	0.36	(5)	429,122	0.44	(6)	0.44	(6)	3.03	(6)	29
F(7)	10.32	0.06	0.05	0.11	(0.05)	—	—	(0.05)	10.38	1.09	(5)	663,414	0.44	(6)	0.44	(6)	3.25	(6)	29

For the Year Ended October 31, 2016
A	$10.28	$0.28	$0.22	$0.50	$(0.25)	$(0.02)	$(0.03)	$(0.30)	$10.48	4.77%		$782,964	0.87%		0.87	%(25)	2.68%		41%
B	10.20	0.20	0.21	0.41	(0.18)	(0.02)	(0.02)	(0.22)	10.39	4.09		4,406	1.89		1.63	(25)	1.92		41
C	10.30	0.20	0.22	0.42	(0.18)	(0.02)	(0.02)	(0.22)	10.50	4.10		73,841	1.60		1.60	(25)	1.95		41
I	10.30	0.30	0.22	0.52	(0.28)	(0.02)	(0.03)	(0.33)	10.49	5.08		115,889	0.61		0.61	(25)	2.86		41
R3	10.48	0.25	0.22	0.47	(0.23)	(0.02)	(0.02)	(0.27)	10.68	4.51		5,943	1.18		1.18	(25)	2.37		41
R4	10.46	0.28	0.22	0.50	(0.25)	(0.02)	(0.03)	(0.30)	10.66	4.85		15,348	0.86		0.86	(25)	2.69		41
R5	10.46	0.32	0.20	0.52	(0.28)	(0.02)	(0.03)	(0.33)	10.65	5.16		1,473	0.56		0.56	(25)	3.00		41
R6	10.45	0.32	0.21	0.53	(0.29)	(0.02)	(0.03)	(0.34)	10.64	5.15		11	0.45		0.45	(25)	3.07		41
Y	10.45	0.33	0.21	0.54	(0.29)	(0.02)	(0.03)	(0.34)	10.65	5.27		1,031,478	0.45		0.45	(25)	3.10		41

For the Year Ended October 31, 2015
A	$10.71	$0.23	$(0.21)	$0.02	$(0.22)	$(0.23)	$—	$(0.45)	$10.28	0.35%		$672,638	0.87%		0.87%		2.20%		57%
B	10.63	0.15	(0.20)	(0.05)	(0.15)	(0.23)	—	(0.38)	10.20	(0.50)		10,528	1.86		1.62		1.43		57
C	10.72	0.16	(0.20)	(0.04)	(0.15)	(0.23)	—	(0.38)	10.30	(0.38)		67,147	1.59		1.59		1.50		57
I	10.72	0.27	(0.20)	0.07	(0.26)	(0.23)	—	(0.49)	10.30	0.67		23,201	0.56		0.56		2.60		57
R3	10.90	0.21	(0.21)	—	(0.19)	(0.23)	—	(0.42)	10.48	0.07		6,198	1.16		1.16		1.93		57
R4	10.88	0.24	(0.20)	0.04	(0.23)	(0.23)	—	(0.46)	10.46	0.39		15,610	0.84		0.84		2.25		57
R5	10.88	0.27	(0.20)	0.07	(0.26)	(0.23)	—	(0.49)	10.46	0.68		1,423	0.55		0.55		2.57		57
R6(24)	10.87	0.27	(0.20)	0.07	(0.26)	(0.23)	—	(0.49)	10.45	0.65	(5)	10	0.50	(6)	0.50	(6)	2.61	(6)	57
Y	10.87	0.28	(0.20)	0.08	(0.27)	(0.23)	—	(0.50)	10.45	0.79		1,103,177	0.44		0.44		2.67		57

For the Year Ended October 31, 2014
A	$10.48	$0.24	$0.22	$0.46	$(0.23)	$—	$—	$(0.23)	$10.71	4.46%		$602,306	1.00%		0.91%		2.26%		84%
B	10.40	0.16	0.22	0.38	(0.15)	—	—	(0.15)	10.63	3.72		19,329	1.93		1.65		1.52		84
C	10.49	0.16	0.22	0.38	(0.15)	—	—	(0.15)	10.72	3.68		70,539	1.72		1.65		1.51		84
I	10.49	0.27	0.22	0.49	(0.26)	—	—	(0.26)	10.72	4.75		11,737	0.67		0.62		2.51		84
R3	10.66	0.21	0.23	0.44	(0.20)	—	—	(0.20)	10.90	4.16		6,868	1.28		1.21		1.96		84
R4	10.64	0.24	0.23	0.47	(0.23)	—	—	(0.23)	10.88	4.48		16,342	0.96		0.90		2.26		84
R5	10.64	0.27	0.24	0.51	(0.27)	—	—	(0.27)	10.88	4.79		978	0.67		0.60		2.55		84
Y	10.63	0.29	0.22	0.51	(0.27)	—	—	(0.27)	10.87	4.89		1,003,275	0.56		0.51		2.66		84

The accompanying notes are an integral part of these financial statements.

272

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital		Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Total Return Bond Fund - (continued)
For the Year Ended October 31, 2013
A	$11.16	$0.23	$(0.32)	$(0.09)	$(0.26)	$(0.33)	$—		$(0.59)	$10.48	(0.83)%		$586,762	0.99%		0.95%		2.15%		106%
B	11.08	0.15	(0.32)	(0.17)	(0.18)	(0.33)	—		(0.51)	10.40	(1.58)		31,258	1.88		1.70		1.39		106
C	11.18	0.15	(0.33)	(0.18)	(0.18)	(0.33)	—		(0.51)	10.49	(1.66)		78,034	1.70		1.70		1.40		106
I	11.17	0.26	(0.32)	(0.06)	(0.29)	(0.33)	—		(0.62)	10.49	(0.55)		6,771	0.68		0.68		2.42		106
R3	11.35	0.20	(0.33)	(0.13)	(0.23)	(0.33)	—		(0.56)	10.66	(1.21)		7,655	1.28		1.25		1.85		106
R4	11.33	0.23	(0.33)	(0.10)	(0.26)	(0.33)	—		(0.59)	10.64	(0.92)		15,725	0.96		0.95		2.15		106
R5	11.33	0.26	(0.33)	(0.07)	(0.29)	(0.33)	—		(0.62)	10.64	(0.61)		664	0.67		0.65		2.44		106
Y	11.32	0.28	(0.34)	(0.06)	(0.30)	(0.33)	—		(0.63)	10.63	(0.52)		883,706	0.55		0.55		2.55		106

For the Year Ended October 31, 2012(10)
A	$10.76	$0.29	$0.50	$0.79	$(0.34)	$(0.05)	$—		$(0.39)	$11.16	7.50%		$696,383	0.98%		0.89%		2.64%		77%
B	10.69	0.20	0.50	0.70	(0.26)	(0.05)	—		(0.31)	11.08	6.66		47,026	1.85		1.64		1.90		77
C	10.78	0.21	0.50	0.71	(0.26)	(0.05)	—		(0.31)	11.18	6.70		105,330	1.69		1.63		1.90		77
I	10.77	0.31	0.51	0.82	(0.37)	(0.05)	—		(0.42)	11.17	7.78		11,177	0.68		0.62		2.92		77
R3	10.94	0.26	0.51	0.77	(0.31)	(0.05)	—		(0.36)	11.35	7.14		9,944	1.27		1.19		2.35		77
R4	10.92	0.29	0.51	0.80	(0.34)	(0.05)	—		(0.39)	11.33	7.47		21,940	0.95		0.89		2.65		77
R5	10.92	0.32	0.51	0.83	(0.37)	(0.05)	—		(0.42)	11.33	7.79		1,018	0.66		0.59		2.94		77
Y	10.91	0.33	0.51	0.84	(0.38)	(0.05)	—		(0.43)	11.32	7.91		952,621	0.55		0.49		3.04		77

The Hartford Unconstrained Bond Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$9.56	$0.17	$0.05	$0.22	$(0.15)	$—	$—		$(0.15)	$9.63	2.36	%(5)	$42,843	1.26	%(6)	0.99	%(6)	3.52	%(6)	35%
B	9.56	0.13	0.05	0.18	(0.12)	—	—		(0.12)	9.62	1.88	(5)	313	2.20	(6)	1.74	(6)	2.76	(6)	35
C	9.58	0.13	0.06	0.19	(0.12)	—	—		(0.12)	9.65	1.98	(5)	9,101	1.94	(6)	1.74	(6)	2.77	(6)	35
I	9.57	0.18	0.05	0.23	(0.17)	—	—		(0.17)	9.63	2.38	(5)	4,808	0.96	(6)	0.74	(6)	3.77	(6)	35
R3	9.55	0.15	0.06	0.21	(0.14)	—	—		(0.14)	9.62	2.22	(5)	107	1.53	(6)	1.27	(6)	3.20	(6)	35
R4	9.55	0.17	0.04	0.21	(0.15)	—	—		(0.15)	9.61	2.25	(5)	539	1.22	(6)	0.99	(6)	3.51	(6)	35
R5	9.55	0.18	0.06	0.24	(0.17)	—	—		(0.17)	9.62	2.41	(5)	1,225	0.92	(6)	0.69	(6)	3.86	(6)	35
Y	9.53	0.18	0.06	0.24	(0.17)	—	—		(0.17)	9.60	2.51	(5)	10	0.79	(6)	0.69	(6)	3.72	(6)	35
F(7)	9.60	0.07	0.02	0.09	(0.06)	—	—		(0.06)	9.63	0.92	(5)	7,006	0.85	(6)	0.64	(6)	4.13	(6)	35

For the Year Ended October 31, 2016
A	$9.65	$0.37	$(0.13)	$0.24	$(0.31)	$—	$(0.02)		$(0.33)	$9.56	2.62%		$47,433	1.28%		1.01	%(26)	3.88%		38%
B	9.64	0.30	(0.12)	0.18	(0.24)	—	(0.02)		(0.26)	9.56	1.85		595	2.20		1.76	(26)	3.12		38
C	9.67	0.30	(0.13)	0.17	(0.24)	—	(0.02)		(0.26)	9.58	1.86		10,652	1.96		1.76	(26)	3.12		38
I	9.65	0.39	(0.11)	0.28	(0.34)	—	(0.02)		(0.36)	9.57	2.98		5,477	0.94		0.76	(26)	4.16		38
R3	9.63	0.34	(0.11)	0.23	(0.29)	—	(0.02)		(0.31)	9.55	2.31		228	1.54		1.31	(26)	3.61		38
R4	9.64	0.37	(0.13)	0.24	(0.31)	—	(0.02)		(0.33)	9.55	2.62		560	1.23		1.01	(26)	3.87		38
R5	9.63	0.39	(0.11)	0.28	(0.34)	—	(0.02)		(0.36)	9.55	2.92		116	0.93		0.71	(26)	4.18		38
Y	9.62	0.39	(0.12)	0.27	(0.34)	—	(0.02)		(0.36)	9.53	2.92		21,266	0.82		0.71	(26)	4.18		38

For the Year Ended October 31, 2015
A	$10.07	$0.31	$(0.44)	$(0.13)	$(0.28)	$—	$(0.01)		$(0.29)	$9.65	(1.29)%		$56,678	1.17%		0.99%		3.14%		67%
B	10.06	0.23	(0.43)	(0.20)	(0.22)	—	(0.00	)(13)	(0.22)	9.64	(1.93)		1,169	2.11		1.74		2.35		67
C	10.09	0.24	(0.44)	(0.20)	(0.22)	—	(0.00	)(13)	(0.22)	9.67	(2.02)		12,517	1.86		1.74		2.42		67
I	10.07	0.34	(0.44)	(0.10)	(0.31)	—	(0.01)		(0.32)	9.65	(1.04)		4,075	0.81		0.74		3.42		67
R3	10.05	0.28	(0.44)	(0.16)	(0.26)	—	(0.00	)(13)	(0.26)	9.63	(1.49)		144	1.45		1.29		2.86		67
R4	10.05	0.32	(0.44)	(0.12)	(0.28)	—	(0.01)		(0.29)	9.64	(1.20)		454	1.14		0.99		3.20		67
R5	10.05	0.34	(0.44)	(0.10)	(0.31)	—	(0.01)		(0.32)	9.63	(0.90)		112	0.83		0.69		3.49		67
Y	10.04	0.34	(0.44)	(0.10)	(0.31)	—	(0.01)		(0.32)	9.62	(1.01)		19,916	0.73		0.69		3.50		67

The accompanying notes are an integral part of these financial statements.

273

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Unconstrained Bond Fund - (continued)
For the Year Ended October 31, 2014
A	$10.06	$0.29	$0.02	$0.31	$(0.26)	$—	$(0.04)	$(0.30)	$10.07	3.16%		$70,192	1.17%		0.99%		2.86%		62%
B	10.06	0.21	0.02	0.23	(0.20)	—	(0.03)	(0.23)	10.06	2.30		1,974	2.08		1.74		2.12		62
C	10.09	0.21	0.02	0.23	(0.20)	—	(0.03)	(0.23)	10.09	2.29		15,869	1.86		1.74		2.11		62
I	10.07	0.31	0.02	0.33	(0.28)	—	(0.05)	(0.33)	10.07	3.32		5,311	0.77		0.73		3.10		62
R3	10.05	0.26	0.02	0.28	(0.24)	—	(0.04)	(0.28)	10.05	2.76		193	1.46		1.29		2.56		62
R4	10.05	0.29	0.02	0.31	(0.27)	—	(0.04)	(0.31)	10.05	3.07		161	1.15		0.99		2.85		62
R5	10.05	0.32	0.02	0.34	(0.29)	—	(0.05)	(0.34)	10.05	3.37		113	0.85		0.69		3.17		62
Y	10.03	0.32	0.02	0.34	(0.28)	—	(0.05)	(0.33)	10.04	3.48		19,584	0.73		0.69		3.16		62

For the Year Ended October 31, 2013
A	$10.51	$0.25	$(0.41)	$(0.16)	$(0.29)	$—	$—	$(0.29)	$10.06	(1.54)%		$85,062	1.13%		0.99%		2.43%		69%
B	10.51	0.17	(0.41)	(0.24)	(0.21)	—	—	(0.21)	10.06	(2.28)		3,234	2.01		1.74		1.68		69
C	10.53	0.17	(0.40)	(0.23)	(0.21)	—	—	(0.21)	10.09	(2.18)		18,711	1.82		1.74		1.67		69
I	10.51	0.28	(0.40)	(0.12)	(0.32)	—	—	(0.32)	10.07	(1.19)		1,602	0.76		0.74		2.69		69
R3	10.50	0.22	(0.41)	(0.19)	(0.26)	—	—	(0.26)	10.05	(1.83)		179	1.44		1.29		2.17		69
R4	10.50	0.25	(0.41)	(0.16)	(0.29)	—	—	(0.29)	10.05	(1.54)		130	1.11		0.99		2.46		69
R5	10.50	0.28	(0.41)	(0.13)	(0.32)	—	—	(0.32)	10.05	(1.24)		149	0.82		0.69		2.75		69
Y	10.48	0.29	(0.42)	(0.13)	(0.32)	—	—	(0.32)	10.03	(1.24)		17,992	0.71		0.69		2.85		69

For the Year Ended October 31, 2012
A	$10.06	$0.37	$0.47	$0.84	$(0.39)	$—	$—	$(0.39)	$10.51	8.47%		$120,395	1.09%		0.77%		3.59%		134%
B	10.05	0.30	0.47	0.77	(0.31)	—	—	(0.31)	10.51	7.77		5,187	1.96		1.53		2.92		134
C	10.07	0.29	0.48	0.77	(0.31)	—	—	(0.31)	10.53	7.76		29,736	1.79		1.52		2.83		134
I(27)	10.30	0.13	0.21	0.34	(0.13)	—	—	(0.13)	10.51	3.35	(5)	1,132	0.83	(6)	0.62	(6)	2.93	(6)	134
R3	10.04	0.33	0.49	0.82	(0.36)	—	—	(0.36)	10.50	8.27		141	1.40		1.06		3.20		134
R4	10.04	0.37	0.48	0.85	(0.39)	—	—	(0.39)	10.50	8.60		111	1.07		0.77		3.57		134
R5	10.04	0.40	0.48	0.88	(0.42)	—	—	(0.42)	10.50	8.92		111	0.77		0.47		3.87		134
Y	10.04	0.48	0.38	0.86	(0.42)	—	—	(0.42)	10.48	8.73		115	0.72		0.69		4.70		134

The Hartford World Bond Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.36	$0.06	$(0.11)	$(0.05)	$—	$—	$—	$—	$10.31	(0.48	)%(5)	$377,911	1.07	%(6)	1.05	%(6)	1.15	%(6)	48%
C	10.29	0.02	(0.11)	(0.09)	—	—	—	—	10.20	(0.87	)(5)	122,694	1.78	(6)	1.78	(6)	0.42	(6)	48
I	10.39	0.07	(0.11)	(0.04)	—	—	—	—	10.35	(0.29	)(5)	2,910,872	0.81	(6)	0.80	(6)	1.39	(6)	48
R3	10.35	0.04	(0.11)	(0.07)	—	—	—	—	10.28	(0.68	)(5)	1,953	1.39	(6)	1.35	(6)	0.85	(6)	48
R4	10.37	0.06	(0.11)	(0.05)	—	—	—	—	10.32	(0.48	)(5)	868	1.09	(6)	1.05	(6)	1.15	(6)	48
R5	10.38	0.07	(0.10)	(0.03)	—	—	—	—	10.35	(0.29	)(5)	2,167	0.79	(6)	0.75	(6)	1.45	(6)	48
R6	10.40	0.08	(0.12)	(0.04)	—	—	—	—	10.36	(0.38	)(5)	848	0.70	(6)	0.69	(6)	1.52	(6)	48
Y	10.40	0.08	(0.11)	(0.03)	—	—	—	—	10.37	(0.29	)(5)	417,383	0.67	(6)	0.67	(6)	1.53	(6)	48
F(7)	10.32	0.02	0.01	0.03	—	—	—	—	10.35	0.29	(5)	157,438	0.67	(6)	0.67	(6)	1.39	(6)	48

For the Year Ended October 31, 2016
A	$10.47	$0.11	$0.07	$0.18	$—	$(0.26)	$(0.03)	$(0.29)	$10.36	1.78%		$481,126	1.13%		1.07	%(28)	1.12%		122%
C	10.46	0.04	0.06	0.10	—	(0.26)	(0.01)	(0.27)	10.29	0.95		155,828	1.79		1.79	(28)	0.40		122
I	10.49	0.14	0.06	0.20	—	(0.26)	(0.04)	(0.30)	10.39	1.91		2,407,302	0.81		0.81	(28)	1.39		122
R3	10.48	0.09	0.06	0.15	—	(0.26)	(0.02)	(0.28)	10.35	1.48		1,882	1.41		1.37	(28)	0.85		122
R4	10.48	0.11	0.07	0.18	—	(0.26)	(0.03)	(0.29)	10.37	1.79		1,228	1.10		1.07	(28)	1.11		122
R5	10.48	0.15	0.06	0.21	—	(0.26)	(0.05)	(0.31)	10.38	2.02		1,137	0.83		0.77	(28)	1.46		122
R6	10.49	0.16	0.06	0.22	—	(0.26)	(0.05)	(0.31)	10.40	2.14		790	0.74		0.72	(28)	1.52		122
Y	10.49	0.15	0.07	0.22	—	(0.26)	(0.05)	(0.31)	10.40	2.15		568,934	0.69		0.69	(28)	1.50		122

The accompanying notes are an integral part of these financial statements.

274

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford World Bond Fund - (continued)
For the Year Ended October 31, 2015
A	$10.76	$0.09	$—		$0.09	$(0.38)	$—	$—	$(0.38)	$10.47	0.82%	$624,111	1.08%	1.05%	0.84%	99%
C	10.74	0.01	0.01	(29)	0.02	(0.30)	—	—	(0.30)	10.46	0.17	175,560	1.77	1.77	0.13	99
I	10.77	0.12	—		0.12	(0.40)	—	—	(0.40)	10.49	1.16	2,283,590	0.77	0.77	1.13	99
R3	10.77	0.06	(0.01)		0.05	(0.34)	—	—	(0.34)	10.48	0.48	810	1.39	1.35	0.55	99
R4	10.78	0.10	(0.02)		0.08	(0.38)	—	—	(0.38)	10.48	0.71	4,850	1.08	1.05	0.98	99
R5	10.76	0.12	—		0.12	(0.40)	—	—	(0.40)	10.48	1.19	297	0.83	0.75	1.17	99
R6	10.78	0.14	(0.02)		0.12	(0.41)	—	—	(0.41)	10.49	1.18 (5)	188	0.74 (6)	0.70 (6)	1.32 (6)	99
Y	10.77	0.13	—		0.13	(0.41)	—	—	(0.41)	10.49	1.27	634,789	0.67	0.67	1.24	99

For the Year Ended October 31, 2014
A	$10.63	$0.12	$0.17		$0.29	$(0.13)	$(0.03)	$—	$(0.16)	$10.76	2.74%	$422,689	1.02%	0.99%	1.15%	140%
C	10.61	0.04	0.17		0.21	(0.05)	(0.03)	—	(0.08)	10.74	2.00	179,147	1.76	1.73	0.41	140
I	10.64	0.15	0.17		0.32	(0.16)	(0.03)	—	(0.19)	10.77	3.03	1,966,455	0.76	0.74	1.40	140
R3	10.64	0.09	0.17		0.26	(0.10)	(0.03)	—	(0.13)	10.77	2.42	759	1.39	1.32	0.82	140
R4	10.64	0.12	0.18		0.30	(0.13)	(0.03)	—	(0.16)	10.78	2.80	725	1.07	1.02	1.12	140
R5	10.63	0.15	0.17		0.32	(0.16)	(0.03)	—	(0.19)	10.76	3.03	226	0.79	0.70	1.42	140
Y	10.64	0.16	0.17		0.33	(0.17)	(0.03)	—	(0.20)	10.77	3.11	517,167	0.67	0.64	1.50	140

For the Year Ended October 31, 2013
A	$10.77	$0.10	$0.06		$0.16	$(0.18)	$(0.12)	$—	$(0.30)	$10.63	1.47%	$481,684	1.03%	0.93%	0.95%	129%
C	10.76	0.02	0.05		0.07	(0.10)	(0.12)	—	(0.22)	10.61	0.67	177,802	1.77	1.67	0.21	129
I	10.78	0.13	0.05		0.18	(0.20)	(0.12)	—	(0.32)	10.64	1.71	891,048	0.79	0.69	1.19	129
R3	10.78	0.06	0.05		0.11	(0.13)	(0.12)	—	(0.25)	10.64	1.03	519	1.40	1.25	0.60	129
R4	10.78	0.10	0.05		0.15	(0.17)	(0.12)	—	(0.29)	10.64	1.40	976	1.08	0.95	0.92	129
R5	10.77	0.13	0.06		0.19	(0.21)	(0.12)	—	(0.33)	10.63	1.73	372	0.79	0.65	1.18	129
Y	10.78	0.14	0.05		0.19	(0.21)	(0.12)	—	(0.33)	10.64	1.81	340,669	0.68	0.58	1.30	129

For the Year Ended October 31, 2012
A	$10.32	$0.10	$0.59		$0.69	$(0.20)	$(0.04)	$—	$(0.24)	$10.77	6.79%	$250,916	1.11%	0.95%	0.95%	191%
C	10.31	0.02	0.60		0.62	(0.13)	(0.04)	—	(0.17)	10.76	6.12	97,235	1.83	1.67	0.19	191
I	10.32	0.12	0.60		0.72	(0.22)	(0.04)	—	(0.26)	10.78	7.11	421,508	0.86	0.70	1.14	191
R3	10.32	0.09	0.57		0.66	(0.16)	(0.04)	—	(0.20)	10.78	6.51	1,297	1.51	1.25	0.85	191
R4	10.32	0.12	0.57		0.69	(0.19)	(0.04)	—	(0.23)	10.78	6.82	1,345	1.21	0.95	1.15	191
R5	10.32	0.15	0.56		0.71	(0.22)	(0.04)	—	(0.26)	10.77	7.03	1,276	0.91	0.65	1.45	191
Y	10.32	0.12	0.61		0.73	(0.23)	(0.04)	—	(0.27)	10.78	7.18	197,637	0.73	0.57	1.12	191

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or other investment companies, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on February 28, 2017.
(8)	Excluding the expenses not subject to cap, the ratios would have been 1.25%, 2.00%, 1.00%, 1.55%, 1.25%, 0.95% and 0.90% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(9)	Excluding the expenses not subject to cap, the ratios would have been 1.00%, 1.75%, 1.73%, 0.73%, 1.25%, 1.00%, 0.70% and 0.65% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(10)	Net investment income (loss) per share amounts have been calculated using the Securities and Exchange Commission method.

The accompanying notes are an integral part of these financial statements.

275

Fixed Income Funds

Financial Highlights – (continued)

(11)	Excluding the expenses not subject to cap, the ratios would have been 1.05%, 1.80%, 0.80%, 1.35%, 1.05%, 0.75% and 0.75% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(12)	Excluding the expenses not subject to cap, the ratios would have been 1.05%, 1.80%, 1.80%, 0.80%, 1.35%, 1.05%, 0.75% and 0.70% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(13)	Included in this amount are tax distributions from capital of less than ($0.01).
(14)	Excluding the expenses not subject to cap, the ratios would have been 0.85%, 1.60%, 1.60%, 0.60%, 1.20%, 0.90%, 0.60% and 0.55% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(15)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44% and 0.44% for Class A, Class C and Class I, respectively.
(16)	Commenced operations on May 29, 2015.
(17)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44%, 1.44% and 0.44% for Class A, Class B, Class C and Class I, respectively.
(18)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44%, 1.44%, 0.44% and 0.44% for Class A, Class B, Class C, Class I and Class Y, respectively.
(19)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44% and 0.44%, for Class A, Class C and Class I , respectively.
(20)	Excluding the expenses not subject to cap, the ratios would have been 0.95%, 1.70%, 0.70%, 1.25%, 0.95%, 0.65% and 0.60% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(21)	Commenced operations on November 30, 2012.
(22)	Excluding the expenses not subject to cap, the ratios would have been 0.85%, 0.85%, 1.60%, 0.56%, 1.15%, 0.85%, 0.55% and 0.50% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(23)	Excluding the expenses not subject to cap, the ratios would have been 0.95%, 1.10%, 1.70%, 0.70%, 1.25%, 0.95%, 0.65%, 0.60% and 0.60% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(24)	Commenced operations on November 7, 2014.
(25)	Excluding the expenses not subject to cap, the ratios would have been 0.86%, 1.62%, 1.59%, 0.60%, 1.17%, 0.85%, 0.55%, 0.44% and 0.44% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(26)	Excluding the expenses not subject to cap, the ratios would have been 0.99%, 1.74%, 1.74%, 0.74%, 1.29%, 0.99%, 0.69% and 0.69% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(27)	Commenced operations on May 25, 2012.
(28)	Excluding the expenses not subject to cap, the ratios would have been 1.05%, 1.77%, 0.79%, 1.35%, 1.05%, 0.75%, 0.70% and 0.67% for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(29)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

The accompanying notes are an integral part of these financial statements.

276

Hartford Funds - Fixed Income Funds

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of forty-four and fourteen series, respectively, as of April 30, 2017. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Emerging Markets Local Debt Fund (the “Emerging Markets Local Debt Fund”)

The Hartford Floating Rate Fund (the “Floating Rate Fund”)

The Hartford Floating Rate High Income Fund (the “Floating Rate High Income Fund”)

The Hartford High Yield Fund (the “High Yield Fund”)

The Hartford Inflation Plus Fund (the “Inflation Plus Fund”)

Hartford Municipal Income Fund (the “Municipal Income Fund”)

The Hartford Municipal Opportunities Fund (the “Municipal Opportunities Fund”)

Hartford Municipal Short Duration Fund (the “Municipal Short Duration Fund”)

The Hartford Quality Bond Fund (the “Quality Bond Fund”)

The Hartford Short Duration Fund (the “Short Duration Fund”)

The Hartford Strategic Income Fund (the “Strategic Income Fund”)

The Hartford Total Return Bond Fund (the “Total Return Bond Fund”)

The Hartford Unconstrained Bond Fund (the “Unconstrained Bond Fund”)

The Hartford World Bond Fund (the “World Bond Fund”)

The Hartford Mutual Funds II, Inc.:

The Hartford Municipal Real Return Fund (the “Municipal Real Return Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except Emerging Markets Local Debt Fund and World Bond Fund, is a diversified open-end management investment company. Emerging Markets Local Debt Fund and World Bond Fund, are non-diversified open-end management investment companies. Each Fund applies specialized accounting and reporting under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund offers Class A, Class T, Class C, Class I and Class F shares. As of April 30, 2017, Class T shares have not commenced operations. In addition, each Fund, except Emerging Markets Local Debt Fund, Floating Rate High Income Fund, Municipal Income Fund, Municipal Short Duration Fund, Quality Bond Fund and World Bond Fund offer Class B shares. Additionally, each Fund, except Municipal Income Fund, Municipal Opportunities Fund, Municipal Real Return Fund and Municipal Short Duration Fund, offer Class R3, Class R4 and Class R5 shares. Each Fund offers Class Y shares, except Municipal Income Fund, Municipal Opportunities Fund and Municipal Short Duration Fund. Strategic Income Fund, Total Return Bond Fund and World Bond Fund offer Class R6 shares. Class A shares of each Fund, except Floating Rate Fund, Floating Rate High Income Fund and Short Duration Fund, are sold with a front-end sales charge of up to 4.50%. Class T shares of each Fund have a front-end sales charge of up to 2.50%. Class A shares are sold with a front-end sales charge of up to 3.00% for Floating Rate Fund and Floating Rate High Income Fund and up to 2.00% for Short Duration Fund. Class B shares were sold with a contingent deferred sales charge which is assessed on the lesser of the per share net asset value (“NAV”) of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held (see note below regarding the closing of Class B shares). Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, R6, Y and F shares are sold without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance, and that Class B shares automatically convert to Class A shares after 8 years. No new or additional investments are allowed in Class B shares (including investments through any systematic investment plan). It is anticipated that all Class B shares will convert to Class A shares on or before September 30, 2017.

Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Fund (as permitted by existing exchange privileges), or redeem their Class B shares as described in the prospectus. Reinstatement privileges with respect to Class B shares are set forth in the prospectus. For investors electing to reinvest gains and

277

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

dividends, any such gains or dividends on Class B shares will continue to be reinvested in Class B shares of the applicable Fund. All Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares, remain unchanged.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the respective Company’s Board of Directors. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the respective Company’s Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the respective Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the OTC market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

278

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date. Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the respective Company’s Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of each Company generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by each Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of each Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors of each Company then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

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For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statements of Operations, as applicable.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. The amount of foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. Normally, for each Fund, except Emerging Markets Local Debt Fund, Strategic Income Fund, and World Bond Fund, dividends from net investment income are declared daily and paid monthly. The policy of Emerging Markets Local Debt Fund and Strategic Income Fund is to declare and pay dividends from net investment income, if any, monthly. The policy of World Bond Fund is to declare and pay dividends from net investment income, if any, quarterly. Dividends from realized gains, if any, are paid at least once a year.

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Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the respective Company’s Board of Directors. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2017.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2017.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of April 30, 2017.

c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2017.

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d)	Mortgage Related and Other Asset Backed Securities – A Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage related and other asset backed securities as of April 30, 2017.

e)	Inflation Indexed Bonds – A Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation indexed bonds as of April 30, 2017.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)	Bond Forwards – A Fund may enter into bond forwards. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments used as collateral for the bond forward.

During the six-month period ended April 30, 2017, Inflation Plus Fund had engaged in Bond Forwards.

b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the

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terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2017, Emerging Markets Local Debt Fund, Floating Rate Fund, Floating Rate High Income Fund, High Yield Fund, Inflation Plus Fund, Quality Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund, Unconstrained Bond Fund and World Bond Fund had engaged in Foreign Currency Contracts.

c)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund uses futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2017, Emerging Markets Local Debt Fund, Inflation Plus Fund, Quality Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund, Unconstrained Bond Fund and World Bond Fund had engaged in Futures Contracts.

d)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either OTC options or executed in a registered exchange (“exchange traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended April 30, 2017, Emerging Markets Local Debt Fund, Strategic Income Fund, Total Return Bond Fund, Unconstrained Bond Fund and World Bond Fund had engaged in Options Contracts.

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Transactions involving written option contracts during the six-month period ended April 30, 2017, are summarized below:

Emerging Markets Local Debt Fund

Options Activity During the Six-Month Period Ended April 30, 2017

Call Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	8,104,000	$165,616
Written	36,399,000	511,486
Expired	(5,046,000)	(41,525)
Closed	(22,931,000)	(355,256)
Exercised	—	—

End of Period	16,526,000	$280,321

Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	18,951,000	$270,251
Written	28,872,000	252,459
Expired	(13,789,000)	(120,833)
Closed	(15,313,000)	(222,263)
Exercised	—	—

End of Period	18,721,000	$179,614

Strategic Income Fund

Options Activity During the Six-Month Period Ended April 30, 2017

Call Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	23,970,000	244,356
Expired	—	—
Closed	—	—
Exercised	—	—

End of Period	23,970,000	$244,356

Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	55,729,000	421,569
Expired	(21,345,000)	(82,112)
Closed	—	—
Exercised	(10,414,000)	(54,375)

End of Period	23,970,000	$285,082

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Total Return Bond Fund

Options Activity During the Six-Month Period Ended April 30, 2017

Call Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	3,000,000	—
Expired	—	—
Closed	(3,000,000)	—
Exercised	—	—

End of Period	—	$—

Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	108,642,000	471,649
Expired	(72,658,000)	(277,668)
Closed	—	—
Exercised	(35,984,000)	(193,981)

End of Period	—	$—

Unconstrained Bond Fund

Options Activity During the Six-Month Period Ended April 30, 2017

Call Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	4,335,000	44,192
Expired	—	—
Closed	—	—
Exercised	—	—

End of Period	4,335,000	$44,192

Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	11,378,000	81,824
Expired	(4,731,000)	(18,201)
Closed	—	—
Exercised	(2,312,000)	(12,066)

End of Period	4,335,000	$51,557

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World Bond Fund

Options Activity During the Six-Month Period Ended April 30, 2017

Call Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	95,768,000	$1,089,174
Written	20,324,000	426,933
Expired	(83,297,000)	(757,096)
Closed	—	—
Exercised	(13,432,000)	(395,505)

End of Period	19,363,000	$363,506

Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	236,866,000	$988,935
Written	1,293	48,488
Expired	(183,746,293)	(864,809)
Closed	(53,121,000)	(172,614)
Exercised	—	—

End of Period	—	$—

e)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the respective Company’s Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated

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by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended April 30, 2017, High Yield Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund, Unconstrained Bond Fund and World Bond Fund had engaged in Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

287

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

During the six-month period ended April 30, 2017, Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Real Return Fund, Strategic Income Fund, Total Return Bond Fund, Unconstrained Bond Fund and World Bond Fund had engaged in Interest Rate Swap Contracts.

Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Funds’ investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

During the six-month period ended April 30, 2017, World Bond Fund had engaged in Total Return Swap Contracts.

Cross Currency Swaps – Certain Funds may enter into cross currency swap agreements to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a cross currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

During the six-month period ended April 30, 2017, Emerging Markets Local Debt Fund, Strategic Income Fund, Total Return Bond Fund and Unconstrained Bond Fund had engaged in Cross Currency Swaps.

f)	Additional Derivative Instrument Information:

Emerging Markets Local Debt Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$85,233	$281,368	$—	$—	$—	$—	$366,601
Unrealized appreciation on futures contracts(1)	1,589	—	—	—	—	—	1,589
Unrealized appreciation on foreign currency contracts	—	5,673,466	—	—	—	—	5,673,466
Unrealized appreciation on swap contracts(2)	11,858	11,951	—	—	—	—	23,809

Total	$98,680	$5,966,785	$—	$—	$—	$—	$6,065,465

Liabilities:
Unrealized depreciation on futures contracts(1)	$11,120	$—	$—	$—	$—	$—	$11,120
Unrealized depreciation on foreign currency contracts	—	5,429,043	—	—	—	—	5,429,043
Written options, market value	—	177,458	—	—	—	—	177,458
Unrealized depreciation on swap contracts(2)	8,048	799	—	—	—	—	8,847

Total	$19,168	$5,607,300	$—	$—	$—	$—	$5,626,468

288

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Emerging Markets Local Debt Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(131,816)	$—	$—	$—	$—	$(131,816)
Net realized gain (loss) on futures contracts	17,991	—	—	—	—	—	17,991
Net realized gain (loss) on written options contracts	—	461,506	—	—	—	—	461,506
Net realized gain (loss) on swap contracts	76,840	11,854	—	—	—	—	88,694
Net realized gain (loss) on foreign currency contracts	—	(293,247)	—	—	—	—	(293,247)

Total	$94,831	$48,297	$—	$—	$—	$—	$143,128

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(42,474)	$(40,159)	$—	$—	$—	$—	$(82,633)
Net change in unrealized appreciation (depreciation) of futures contracts	(16,218)	—	—	—	—	—	(16,218)
Net change in unrealized appreciation (depreciation) of written options contracts	—	200,416	—	—	—	—	200,416
Net change in unrealized appreciation (depreciation) of swap contracts	69,619	(3,443)	—	—	—	—	66,176
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	778,433	—	—	—	—	778,433

Total	$10,927	$935,247	$—	$—	$—	$—	$946,174

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	6,241,055,333
Futures Contracts Long	7
Futures Contracts Short	(15)
Written Options Contracts	(27,657,333)
Swap Contracts	$11,820,062,730
Foreign Currency Contracts Purchased	$156,107,692
Foreign Currency Contracts Sold	$129,348,574

Floating Rate Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$46,126	$—	$—	$—	$—	$46,126

Total	$—	$46,126	$—	$—	$—	$—	$46,126

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$1,904,499	$—	$—	$—	$—	$1,904,499

Total	$—	$1,904,499	$—	$—	$—	$—	$1,904,499

289

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Floating Rate Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(979,937)	$—	$—	$—	$—	$(979,937)

Total	$—	$(979,937)	$—	$—	$—	$—	$(979,937)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(1,164,020)	$—	$—	$—	$—	$(1,164,020)

Total	$—	$(1,164,020)	$—	$—	$—	$—	$(1,164,020)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$2,949,082
Foreign Currency Contracts Sold	$113,938,736

Floating Rate High Income Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$10,153	$—	$—	$—	$—	$10,153

Total	$—	$10,153	$—	$—	$—	$—	$10,153

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$258,554	$—	$—	$—	$—	$258,554

Total	$—	$258,554	$—	$—	$—	$—	$258,554

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(170,154)	$—	$—	$—	$—	$(170,154)

Total	$—	$(170,154)	$—	$—	$—	$—	$(170,154)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(203,895)	$—	$—	$—	$—	$(203,895)

Total	$—	$(203,895)	$—	$—	$—	$—	$(203,895)

290

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Floating Rate High Income Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$1,296,349
Foreign Currency Contracts Sold	$10,388,346

High Yield Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap contracts(1)	$—	$—	$54,789	$—	$—	$—	$54,789

Total	$—	$—	$54,789	$—	$—	$—	$54,789

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$21,496	$—	$—	$—	$—	$21,496

Total	$—	$21,496	$—	$—	$—	$—	$21,496

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$—	$—	$506,125	$—	$—	$—	$506,125
Net realized gain (loss) on foreign currency contracts	—	33,459	—	—	—	—	33,459

Total	$—	$33,459	$506,125	$—	$—	$—	$539,584

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$111,209	$—	$—	$—	$111,209
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	22,436	—	—	—	—	22,436

Total	$—	$22,436	$111,209	$—	$—	$—	$133,645

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts	$8,816,167
Foreign Currency Contracts Purchased	$637,942
Foreign Currency Contracts Sold	$3,291,204

291

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Inflation Plus Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$322,612	$—	$—	$—	$—	$—	$322,612
Unrealized appreciation on bond forward contracts	197,364	—	—	—	—	—	197,364
Unrealized appreciation on foreign currency contracts	—	1,003,240	—	—	—	—	1,003,240
Unrealized appreciation on swap contracts(2)	1,955,110	—	14,813	—	—	—	1,969,923

Total	$2,475,086	$1,003,240	$14,813	$—	$—	$—	$3,493,139

Liabilities:
Unrealized depreciation on futures contracts(1)	$131,353	$—	$—	$—	$—	$—	$131,353
Unrealized depreciation on bond forward contracts	2,177	—	—	—	—	—	2,177
Unrealized depreciation on foreign currency contracts	—	812,635	—	—	—	—	812,635
Unrealized depreciation on swap contracts(2)	235,345	—	—	—	—	—	235,345

Total	$368,875	$812,635	$—	$—	$—	$—	$1,181,510

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$441,602	$—	$—	$—	$—	$—	$441,602
Net realized gain (loss) on swap contracts	(4,993)	—	637,668	—	—	—	632,675
Net realized gain (loss) on bond forward contracts	(596,581)	—	—	—	—	—	(596,581)
Net realized gain (loss) on foreign currency contracts	—	428,645	—	—	—	—	428,645

Total	$(159,972)	$428,645	$637,668	$—	$—	$—	$906,341

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$256,923	$—	$—	$—	$—	$—	$256,923
Net change in unrealized appreciation (depreciation) of swap contracts	1,316,647	—	(496,439)	—	—	—	820,208
Net change in unrealized appreciation (depreciation) of bond forward contracts	307,843	—	—	—	—	—	307,843
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(211,370)	—	—	—	—	(211,370)

Total	$1,881,413	$(211,370)	$(496,439)	$—	$—	$—	$1,173,604

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	286
Futures Contracts Short	(305)
Swap Contracts	$105,232,535
Bond Forward Contracts	$55,136,501
Foreign Currency Contracts Purchased	$12,692,498
Foreign Currency Contracts Sold	$81,431,763

292

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Municipal Real Return Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap contracts(1)	$2,830,123	$—	$—	$—	$—	$—	$2,830,123

Total	$2,830,123	$—	$—	$—	$—	$—	$2,830,123

Liabilities:
Unrealized depreciation on swap contracts(1)	$810,213	$—	$—	$—	$—	$—	$810,213

Total	$810,213	$—	$—	$—	$—	$—	$810,213

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$(467,746)	$—	$—	$—	$—	$—	$(467,746)

Total	$(467,746)	$—	$—	$—	$—	$—	$(467,746)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$2,136,739	$—	$—	$—	$—	$—	$2,136,739

Total	$2,136,739	$—	$—	$—	$—	$—	$2,136,739

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts	$148,006,333

Quality Bond Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$182,838	$—	$—	$—	$—	$—	$182,838
Unrealized appreciation on foreign currency contracts	—	46,877	—	—	—	—	46,877

Total	$182,838	$46,877	$—	$—	$—	$—	$229,715

Liabilities:
Unrealized depreciation on futures contracts(1)	$179,720	$—	$—	$—	$—	$—	$179,720

Total	$179,720	$—	$—	$—	$—	$—	$179,720

293

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Quality Bond Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(873,123)	$—	$—	$—	$—	$—	$(873,123)
Net realized gain (loss) on swap contracts	(8,424)	—	—	—	—	—	(8,424)
Net realized gain (loss) on foreign currency contracts	—	(66,923)	—	—	—	—	(66,923)

Total	$(881,547)	$(66,923)	$—	$—	$—	$—	$(948,470)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$308,787	$—	$—	$—	$—	$—	$308,787
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	46,877	—	—	—	—	46,877

Total	$308,787	$46,877	$—	$—	$—	$—	$355,664

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	134
Futures Contracts Short	(55)
Foreign Currency Contracts Sold	$6,413,287

Short Duration Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$153,879	$—	$—	$—	$—	$—	$153,879

Total	$153,879	$—	$—	$—	$—	$—	$153,879

Liabilities:
Unrealized depreciation on futures contracts(1)	$960,733	$—	$—	$—	$—	$—	$960,733
Unrealized depreciation on foreign currency contracts	—	15,943	—	—	—	—	15,943

Total	$960,733	$15,943	$—	$—	$—	$—	$976,676

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$2,667,018	$—	$—	$—	$—	$—	$2,667,018
Net realized gain (loss) on foreign currency contracts	—	(29,531)	—	—	—	—	(29,531)

Total	$2,667,018	$(29,531)	$—	$—	$—	$—	$2,637,487

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(1,370,042)	$—	$—	$—	$—	$—	$(1,370,042)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(15,943)	—	—	—	—	(15,943)

Total	$(1,370,042)	$(15,943)	$—	$—	$—	$—	$(1,385,985)

294

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Short Duration Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	478
Futures Contracts Short	(958)
Foreign Currency Contracts Sold	$1,136,366

Strategic Income Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$73,223	$—	$—	$—	$—	$73,223
Unrealized appreciation on futures contracts(1)	1,626,284	—	—	—	—	—	1,626,284
Unrealized appreciation on foreign currency contracts	—	858,529	—	—	—	—	858,529
Unrealized appreciation on swap contracts(2)	615,543	6,930	1,140,196	—	—	—	1,762,669

Total	$2,241,827	$938,682	$1,140,196	$—	$—	$—	$4,320,705

Liabilities:
Unrealized depreciation on futures contracts(1)	$181,277	$556,966	$—	$—	$—	$—	$738,243
Unrealized depreciation on foreign currency contracts	—	1,010,233	—	—	—	—	1,010,233
Written options, market value	443,776	—	—	—	—	—	443,776
Unrealized depreciation on swap contracts(2)	—	3,109	1,574,261	—	—	—	1,577,370

Total	$625,053	$1,570,308	$1,574,261	$—	$—	$—	$3,769,622

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(19,476)	$—	$—	$—	$—	$(19,476)
Net realized gain (loss) on futures contracts	(3,983,474)	501,871	—	—	—	—	(3,481,603)
Net realized gain (loss) on written options contracts	—	82,112	—	—	—	—	82,112
Net realized gain (loss) on swap contracts	325,308	(31,516)	3,388,635	—	—	—	3,682,427
Net realized gain (loss) on foreign currency contracts	—	(1,997,725)	—	—	—	—	(1,997,725)

Total	$(3,658,166)	$(1,464,734)	$3,388,635	$—	$—	$—	$(1,734,265)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$40,590	$—	$—	$—	$—	$40,590
Net change in unrealized appreciation (depreciation) of futures contracts	2,681,606	(496,746)	—	—	—	—	2,184,860
Net change in unrealized appreciation (depreciation) of swap contracts	454,217	(7,692)	(655,069)	—	—	—	(208,544)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,005,069	—	—	—	—	1,005,069

Total	$3,135,823	$541,221	$(655,069)	$—	$—	$—	$3,021,975

295

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Strategic Income Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	6,967,667
Futures Contracts Long	1,201
Futures Contracts Short	(462)
Written Options Contracts	(29,059,500)
Swap Contracts	$220,583,924
Foreign Currency Contracts Purchased	$53,151,388
Foreign Currency Contracts Sold	$63,690,151

Total Return Bond Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$249,479	$—	$—	$—	$—	$249,479
Unrealized appreciation on futures contracts(1)	2,639,816	—	—	—	—	—	2,639,816
Unrealized appreciation on foreign currency contracts	—	2,546,305	—	—	—	—	2,546,305
Unrealized appreciation on swap contracts(2)	1,144,210	9,314	1,758,274	—	—	—	2,911,798

Total	$3,784,026	$2,805,098	$1,758,274	$—	$—	$—	$8,347,398

Liabilities:
Unrealized depreciation on futures contracts(1)	$1,469,600	$—	$—	$—	$—	$—	$1,469,600
Unrealized depreciation on foreign currency contracts	—	2,058,882	—	—	—	—	2,058,882
Unrealized depreciation on swap contracts(2)	—	10,375	4,007,508	—	—	—	4,017,883

Total	$1,469,600	$2,069,257	$4,007,508	$—	$—	$—	$7,546,365

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$211,432	$(37,622)	$—	$—	$—	$—	$173,810
Net realized gain (loss) on futures contracts	(1,191,867)	—	—	—	—	—	(1,191,867)
Net realized gain (loss) on written options contracts	(75,949)	277,668	—	—	—	—	201,719
Net realized gain (loss) on swap contracts	4,608,474	—	967,338	—	—	—	5,575,812
Net realized gain (loss) on foreign currency contracts	—	(704,383)	—	—	—	—	(704,383)

Total	$3,552,090	$(464,337)	$967,338	$—	$—	$—	$4,055,091

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$137,152	$—	$—	$—	$—	$137,152
Net change in unrealized appreciation (depreciation) of futures contracts	3,297,850	—	—	—	—	—	3,297,850
Net change in unrealized appreciation (depreciation) of swap contracts	295,628	(1,061)	(2,939,579)	—	—	—	(2,645,012)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	753,275	—	—	—	—	753,275

Total	$3,593,478	$889,366	$(2,939,579)	$—	$—	$—	$1,543,265

296

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Total Return Bond Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	19,586,800
Futures Contracts Long	2,850
Futures Contracts Short	(2,295)
Written Options Contracts	(34,021,000)
Swap Contracts	$483,157,603
Foreign Currency Contracts Purchased	$44,707,107
Foreign Currency Contracts Sold	$110,832,809

Unconstrained Bond Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$3,740	$13,445	$—	$—	$—	$—	$17,185
Unrealized appreciation on futures contracts(1)	81,579	—	—	—	—	—	81,579
Unrealized appreciation on foreign currency contracts	—	150,575	—	—	—	—	150,575
Unrealized appreciation on swap contracts(2)	252,291	730	237,171	—	—	—	490,192

Total	$337,610	$164,750	$237,171	$—	$—	$—	$739,531

Liabilities:
Unrealized depreciation on futures contracts(1)	$323,041	$—	$—	$—	$—	$—	$323,041
Unrealized depreciation on foreign currency contracts	—	175,472	—	—	—	—	175,472
Written options, market value	80,257	—	—	—	—	—	80,257
Unrealized depreciation on swap contracts(2)	635	57	365,816	—	—	—	366,508

Total	$403,933	$175,529	$365,816	$—	$—	$—	$945,278

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(4,751)	$—	$—	$—	$—	$(4,751)
Net realized gain (loss) on futures contracts	803,114	—	—	—	—	—	803,114
Net realized gain (loss) on written options contracts	—	18,200	—	—	—	—	18,200
Net realized gain (loss) on swap contracts	123,102	(6,957)	(108,657)	—	—	—	7,488
Net realized gain (loss) on foreign currency contracts	—	(46,760)	—	—	—	—	(46,760)

Total	$926,216	$(40,268)	$(108,657)	$—	$—	$—	$777,291

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(1,742)	$8,069	$—	$—	$—	$—	$6,327
Net change in unrealized appreciation (depreciation) of futures contracts	(261,325)	—	—	—	—	—	(261,325)
Net change in unrealized appreciation (depreciation) of written options contracts	—	15,492	—	—	—	—	15,492
Net change in unrealized appreciation (depreciation) of swap contracts	213,471	(1,836)	(184,866)	—	—	—	26,769
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	71,756	—	—	—	—	71,756

Total	$(49,596)	$93,481	$(184,866)	$—	$—	$—	$(140,981)

297

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Unconstrained Bond Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	4,471,667
Futures Contracts Long	114
Futures Contracts Short	(301)
Written Options Contracts	(5,465,000)
Swap Contracts	$50,756,400
Foreign Currency Contracts Purchased	$5,056,134
Foreign Currency Contracts Sold	$12,174,563

World Bond Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$353,175	$985,652	$—	$—	$—	$—	$1,338,827
Unrealized appreciation on futures contracts(1)	233,793	—	—	—	—	—	233,793
Unrealized appreciation on foreign currency contracts	—	43,580,570	—	—	—	—	43,580,570
Unrealized appreciation on swap contracts(2)	2,321,067	—	1,115,451	—	—	—	3,436,518

Total	$2,908,035	$44,566,222	$1,115,451	$—	$—	$—	$48,589,708

Liabilities:
Unrealized depreciation on futures contracts(1)	$3,060,913	$—	$—	$—	$—	$—	$3,060,913
Unrealized depreciation on foreign currency contracts	—	19,172,255	—	—	—	—	19,172,255
Written options, market value	—	175,826	—	—	—	—	175,826
Unrealized depreciation on swap contracts(2)	4,363,623	—	5,392,134	—	—	—	9,755,757

Total	$7,424,536	$19,348,081	$5,392,134	$—	$—	$—	$32,164,751

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(1,333,227)	$(594,170)	$—	$—	$—	$—	$(1,927,397)
Net realized gain (loss) on futures contracts	(7,265,104)	—	—	—	—	—	(7,265,104)
Net realized gain (loss) on written options contracts	228,792	1,564,961	—	—	—	—	1,793,753
Net realized gain (loss) on swap contracts	8,797,060	—	(3,274,476)	—	—	—	5,522,584
Net realized gain (loss) on foreign currency contracts	—	(2,727,254)	—	—	—	—	(2,727,254)

Total	$427,521	$(1,756,463)	$(3,274,476)	$—	$—	$—	$(4,603,418)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(42,611)	$533,350	$—	$—	$—	$—	$490,739
Net change in unrealized appreciation (depreciation) of futures contracts	(8,387,128)	—	—	—	—	—	(8,387,128)
Net change in unrealized appreciation (depreciation) of written options contracts	(63,988)	524,403	—	—	—	—	460,415
Net change in unrealized appreciation (depreciation) of swap contracts	(1,213,950)	—	(3,053,198)	—	—	—	(4,267,148)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	3,572,054	—	—	—	—	3,572,054

Total	$(9,707,677)	$4,629,807	$(3,053,198)	$—	$—	$—	$(8,131,068)

298

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

World Bond Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	1,560,972,931
Futures Contracts Long	3,401
Futures Contracts Short	(5,728)
Written Options Contracts	(143,341,598)
Swap Contracts	$15,063,462,678
Foreign Currency Contracts Purchased	$2,430,836,013
Foreign Currency Contracts Sold	$4,582,153,973

(1)	Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation (depreciation) on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation (depreciation) on OTC swap contracts, if applicable.

g)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of April 30, 2017:

Emerging Markets Local Debt Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$5,673,466	$(5,429,043)
Futures contracts	1,589	(11,120)
Purchased options	366,601	—
Swap contracts	257,647	(242,685)
Written options	—	(177,458)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,299,303	(5,860,306)

Derivatives not subject to a MNA	(55,014)	87,865

Total gross amount of assets and liabilities subject to MNA or similar agreements	$6,244,289	$(5,772,441)

299

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Emerging Markets Local Debt Fund – (continued)
Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$687,135	$(89,280)	$—	$(280,000)	$317,855
Barclays	298,676	(298,676)	—	—	—
BNP Paribas Securities Services	65,417	(65,417)	—	—	—
Citibank NA	963,099	(963,099)	—	—	—
Credit Agricle	77,626	(77,626)	—	—	—
Credit Suisse First Boston Corp.	14,884	(6,677)	—	—	8,207
Deutsche Bank Securities, Inc.	307,318	(122,747)	—	(180,000)	4,571
Goldman Sachs & Co.	1,649,164	(930,611)	—	—	718,553
HSBC Bank USA	98,052	(98,052)	—	—	—
JP Morgan Chase & Co.	831,498	(320,009)	—	(350,000)	161,489
Morgan Stanley	126,127	(126,127)	—	—	—
RBC Dominion Securities, Inc.	504,360	(146,372)	—	—	357,988
RBS Greenwich Capital	35,889	(35,889)	—	—	—
Standard Chartered Bank	40,266	(40,266)	—	—	—
State Street Global Markets LLC	53,653	(32,350)	—	—	21,303
UBS AG	405,892	(28,753)	—	—	377,139

Total	$6,159,056	$(3,381,951)	$—	$(810,000)	$1,967,105

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(327)	$—	$—	$—	$(327)
Banc of America Securities LLC	(89,280)	89,280	—	—	—
Barclays	(386,598)	298,676	—	—	(87,922)
BNP Paribas Securities Services	(191,945)	65,417	—	—	(126,528)
Citibank NA	(1,385,980)	963,099	—	—	(422,881)
Credit Agricle	(147,660)	77,626	—	—	(70,034)
Credit Suisse First Boston Corp.	(6,677)	6,677	—	—	—
Deutsche Bank Securities, Inc.	(122,747)	122,747	—	—	—
Goldman Sachs & Co.	(930,611)	930,611	—	—	—
HSBC Bank USA	(131,014)	98,052	—	—	(32,962)
JP Morgan Chase & Co.	(320,009)	320,009	—	—	—
Morgan Stanley	(1,639,147)	126,127	—	1,513,020	—
RBC Dominion Securities, Inc.	(146,372)	146,372	—	—	—
RBS Greenwich Capital	(157,238)	35,889	—	—	(121,349)
Standard Chartered Bank	(87,469)	40,266	—	—	(47,203)
State Street Global Markets LLC	(32,350)	32,350	—	—	—
UBS AG	(28,753)	28,753	—	—	—

Total	$(5,804,177)	$3,381,951	$—	$1,513,020	$(909,206)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

300

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Floating Rate Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$46,126	$(1,904,499)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	46,126	(1,904,499)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$46,126	$(1,904,499)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$811	$—	$—	$—	$811
Credit Suisse First Boston Corp.	6,312	—	—	—	6,312
Deutsche Bank Securities, Inc.	39,003	—	—	—	39,003

Total	$46,126	$—	$—	$—	$46,126

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(1,333,890)	$—	$—	$—	$(1,333,890)
UBS AG	(570,609)	—	—	—	(570,609)

Total	$(1,904,499)	$—	$—	$—	$(1,904,499)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate High Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$10,153	$(258,554)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	10,153	(258,554)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$10,153	$(258,554)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$90	$—	$—	$—	$90
BNP Paribas Securities Services	1,144	—	—	—	1,144
Credit Suisse First Boston Corp.	2,134	—	—	—	2,134
Deutsche Bank Securities, Inc.	6,785	—	—	—	6,785

Total	$10,153	$—	$—	$—	$10,153

301

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Floating Rate High Income Fund – (continued)
Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(187,286)	$—	$—	$—	$(187,286)
UBS AG	(71,268)	—	—	—	(71,268)

Total	$(258,554)	$—	$—	$—	$(258,554)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

High Yield Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$—	$(21,496)
Swap contracts	54,789	—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	54,789	(21,496)

Derivatives not subject to a MNA	(54,789)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$(21,496)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(21,496)	$—	$—	$—	$(21,496)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Inflation Plus Fund
Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	$197,364	$(2,177)
Foreign currency contracts	1,003,240	(812,635)
Futures contracts	322,612	(131,353)
Swap contracts	1,969,923	(235,345)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,493,139	(1,181,510)

Derivatives not subject to a MNA	(1,916,049)	131,353

Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,577,090	$(1,050,157)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$201,730	$(139,107)	$(62,623)	$—	$—
Citibank NA	23,844	(23,844)	—	—	—
Deutsche Bank Securities, Inc.	374,591	—	—	(335,000)	39,591
Goldman Sachs & Co.	14,813	(562)	—	—	14,251
HSBC Bank USA	883,563	—	—	—	883,563
JP Morgan Chase & Co.	37,134	(37,134)	—	—	—
Nomura International	41,415	—	—	—	41,415

Total	$1,577,090	$(200,647)	$(62,623)	$(335,000)	$978,820

302

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Inflation Plus Fund – (continued)
Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(154,462)	$—	$—	$—	$(154,462)
Banc of America Securities LLC	(139,107)	139,107	—	—	—
Barclays	(235,345)	—	—	235,345	—
Citibank NA	(105,387)	23,844	—	—	(81,543)
Commonwealth Bank of Australia	(12,995)	—	—	—	(12,995)
Goldman Sachs & Co.	(562)	562	—	—	—
JP Morgan Chase & Co.	(145,704)	37,134	—	—	(108,570)
Standard Chartered Bank	(122,043)	—	—	—	(122,043)
State Street Global Markets LLC	(55,828)	—	—	—	(55,828)
UBS AG	(78,724)	—	—	—	(78,724)

Total	$(1,050,157)	$200,647	$—	$235,345	$(614,165)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Municipal Real Return Fund
Derivative Financial Instruments:	Assets	Liabilities
Swap contracts	$2,830,123	$(810,213)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,830,123	(810,213)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,830,123	$(810,213)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$225,640	$—	$—	$(225,640)	$—
Barclays	702,881	(43,239)	—	(659,642)	—
BNP Paribas Securities Services	759,503	(92,132)	—	(667,371)	—
Citibank NA	5,430	(5,430)	—	—	—
Deutsche Bank Securities, Inc.	487,738	—	—	(485,000)	2,738
JP Morgan Chase & Co.	589,665	(589,223)	—	—	442
Morgan Stanley	59,266	—	—	—	59,266

Total	$2,830,123	$(730,024)	$—	$(2,037,653)	$62,446

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(43,239)	$43,239	$—	$—	$—
BNP Paribas Securities Services	(92,132)	92,132	—	—	—
Citibank NA	(85,619)	5,430	—	7,000	(73,189)
JP Morgan Chase & Co.	(589,223)	589,223	—	—	—

Total	$(810,213)	$730,024	$—	$7,000	$(73,189)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

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Quality Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$46,877	$—
Futures contracts	182,838	(179,720)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	229,715	(179,720)

Derivatives not subject to a MNA	(182,838)	179,720

Total gross amount of assets and liabilities subject to MNA or similar agreements	$46,877	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$46,877	$—	$—	$—	$46,877

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Short Duration Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$—	$(15,943)
Futures contracts	153,879	(960,733)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	153,879	(976,676)

Derivatives not subject to a MNA	(153,879)	960,733

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$(15,943)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(15,943)	$—	$—	$—	$(15,943)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Strategic Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$858,529	$(1,010,233)
Futures contracts	1,626,284	(738,243)
Purchased options	73,223	—
Swap contracts	1,762,669	(1,577,370)
Written options	—	(443,776)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,320,705	(3,769,622)

Derivatives not subject to a MNA	(2,114,802)	1,134,241

Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,205,903	$(2,635,381)

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Strategic Income Fund – (continued)
Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$23,348	$(23,348)	$—	$—	$—
Bank of Montreal	301	—	—	—	301
Barclays	653,093	(481,296)	—	(30,000)	141,797
BNP Paribas Securities Services	78,231	(6,365)	—	—	71,866
Citibank NA	269,811	(269,811)	—	—	—
Credit Suisse First Boston Corp.	2,721	(2,721)	—	—	—
Credit Suisse International	132,123	(132,123)	—	—	—
Deutsche Bank Securities, Inc.	109,343	(103,915)	(5,428)	—	—
Goldman Sachs & Co.	224,632	(200,615)	—	—	24,017
HSBC Bank USA	229,616	(79,005)	—	—	150,611
JP Morgan Chase & Co.	259,275	(146,412)	—	(112,863)	—
Merrill Lynch International	41,282	(41,282)	—	—	—
Morgan Stanley	115,546	(115,546)	—	—	—
RBC Dominion Securities, Inc.	325	(325)	—	—	—
Standard Chartered Bank	58,031	(58,031)	—	—	—
Toronto-Dominion Bank	5,401	(5,401)	—	—	—
UBS AG	2,824	(2,824)	—	—	—

Total	$2,205,903	$(1,669,020)	$(5,428)	$(142,863)	$388,592

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(107,004)	$23,348	$83,656	$—	$—
Barclays	(481,296)	481,296	—	—	—
BNP Paribas Securities Services	(6,365)	6,365	—	—	—
Citibank NA	(390,186)	269,811	—	—	(120,375)
Credit Suisse First Boston Corp.	(8,099)	2,721	—	—	(5,378)
Credit Suisse International	(410,474)	132,123	278,351	—	—
Deutsche Bank Securities, Inc.	(103,915)	103,915	—	—	—
Goldman Sachs & Co.	(200,615)	200,615	—	—	—
HSBC Bank USA	(79,005)	79,005	—	—	—
JP Morgan Chase & Co.	(146,412)	146,412	—	—	—
Merrill Lynch International	(106,518)	41,282	—	—	(65,236)
Morgan Stanley	(281,201)	115,546	—	—	(165,655)
National Australia Bank Limited	(6,875)	—	—	—	(6,875)
RBC Dominion Securities, Inc.	(59,873)	325	—	—	(59,548)
Standard Chartered Bank	(77,537)	58,031	—	—	(19,506)
State Street Global Markets LLC	(104,408)	—	—	—	(104,408)
Toronto-Dominion Bank	(5,469)	5,401	—	—	(68)
UBS AG	(60,129)	2,824	57,305	—	—

Total	$(2,635,381)	$1,669,020	$419,312	$—	$(547,049)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

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Total Return Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$2,546,305	$(2,058,882)
Futures contracts	2,639,816	(1,469,600)
Purchased options	249,479	—
Swap contracts	2,911,798	(4,017,883)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	8,347,398	(7,546,365)

Derivatives not subject to a MNA	(3,633,455)	2,474,194

Total gross amount of assets and liabilities subject to MNA or similar agreements	$4,713,943	$(5,072,171)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$660,285	$(272,003)	$—	$(258,000)	$130,282
Barclays	13,961	(13,961)	—	—	—
BNP Paribas Securities Services	249,410	—	—	—	249,410
Citibank NA	751,776	(507,081)	—	—	244,695
Credit Suisse International	334,216	(334,216)	—	—	—
Deutsche Bank Securities, Inc.	193	(193)	—	—	—
Goldman Sachs & Co.	766,959	(766,959)	—	—	—
HSBC Bank USA	716,813	(156,781)	—	—	560,032
JP Morgan Chase & Co.	418,970	(338,942)	—	(80,028)	—
Merrill Lynch International	67,476	(67,476)	—	—	—
Morgan Stanley	455,706	(455,706)	—	—	—
Standard Chartered Bank	191,118	(191,118)	—	—	—
UBS AG	87,060	(20,814)	—	—	66,246

Total	$4,713,943	$(3,125,250)	$—	$(338,028)	$1,250,665

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(272,003)	$272,003	$—	$—	$—
Barclays	(123,333)	13,961	67,324	—	(42,048)
Citibank NA	(507,081)	507,081	—	—	—
Credit Suisse First Boston Corp.	(12,213)	—	—	—	(12,213)
Credit Suisse International	(720,187)	334,216	385,971	—	—
Deutsche Bank Securities, Inc.	(289,334)	193	—	—	(289,141)
Goldman Sachs & Co.	(1,082,815)	766,959	315,856	—	—
HSBC Bank USA	(156,781)	156,781	—	—	—
JP Morgan Chase & Co.	(338,942)	338,942	—	—	—
Merrill Lynch International	(322,925)	67,476	255,449	—	—
Morgan Stanley	(670,863)	455,706	215,157	—	—
RBC Dominion Securities, Inc.	(207,001)	—	—	—	(207,001)
Standard Chartered Bank	(252,585)	191,118	—	—	(61,467)
State Street Global Markets LLC	(95,294)	—	—	—	(95,294)
UBS AG	(20,814)	20,814	—	—	—

Total	$(5,072,171)	$3,125,250	$1,239,757	$—	$(707,164)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

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Unconstrained Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$150,575	$(175,472)
Futures contracts	81,579	(323,041)
Purchased options	17,185	—
Swap contracts	490,192	(366,508)
Written options	—	(80,257)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	739,531	(945,278)

Derivatives not subject to a MNA	(254,147)	410,908

Total gross amount of assets and liabilities subject to MNA or similar agreements	$485,384	$(534,370)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$108,948	$(87,313)	$—	$—	$21,635
BNP Paribas Securities Services	17,628	(635)	—	—	16,993
Citibank NA	56,020	(39,709)	—	—	16,311
Credit Suisse First Boston Corp.	489	(489)	—	—	—
Credit Suisse International	23,303	(23,303)	—	—	—
Deutsche Bank Securities, Inc.	11,333	(11,333)	—	—	—
Goldman Sachs & Co.	52,473	(52,473)	—	—	—
HSBC Bank USA	24,662	(8,983)	—	—	15,679
JP Morgan Chase & Co.	35,230	(30,545)	—	—	4,685
Merrill Lynch International	7,747	(7,747)	—	—	—
Morgan Stanley	130,418	(65,929)	—	(30,000)	34,489
Nomura International	5,778	—	—	—	5,778
Standard Chartered Bank	10,941	(10,941)	—	—	—
UBS AG	414	(414)	—	—	—

Total	$485,384	$(339,814)	$—	$(30,000)	$115,570

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(21,545)	$—	$—	$—	$(21,545)
Banc of America Securities LLC	(3,620)	—	—	—	(3,620)
Barclays	(87,313)	87,313	—	—	—
BNP Paribas Securities Services	(635)	635	—	—	—
Citibank NA	(39,709)	39,709	—	—	—
Commonwealth Bank of Australia	(1,817)	—	—	—	(1,817)
Credit Suisse First Boston Corp.	(719)	489	—	—	(230)
Credit Suisse International	(83,439)	23,303	5,048	—	(55,088)
Deutsche Bank Securities, Inc.	(25,462)	11,333	—	—	(14,129)
Goldman Sachs & Co.	(70,885)	52,473	18,412	—	—
HSBC Bank USA	(8,983)	8,983	—	—	—
JP Morgan Chase & Co.	(30,545)	30,545	—	—	—
Merrill Lynch International	(43,104)	7,747	—	—	(35,357)
Morgan Stanley	(65,929)	65,929	—	—	—
RBC Dominion Securities, Inc.	(13,080)	—	—	—	(13,080)
Standard Chartered Bank	(17,926)	10,941	—	—	(6,985)
State Street Global Markets LLC	(6,042)	—	—	—	(6,042)
UBS AG	(13,617)	414	—	—	(13,203)

Total	$(534,370)	$339,814	$23,460	$—	$(171,096)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

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World Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$43,580,570	$(19,172,255)
Futures contracts	233,793	(3,060,913)
Purchased options	1,338,827	—
Swap contracts	3,436,518	(9,755,757)
Written options	—	(175,826)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	48,589,708	(32,164,751)

Derivatives not subject to a MNA	(2,464,468)	8,279,798

Total gross amount of assets and liabilities subject to MNA or similar agreements	$46,125,240	$(23,884,953)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$22,493	$—	$—	$—	$22,493
Banc of America Securities LLC	2,156,074	(1,279,271)	(304,123)	(572,680)	—
Barclays	1,318,781	(1,318,781)	—	—	—
BNP Paribas Securities Services	3,199,128	(397,768)	—	(595,000)	2,206,360
Canadian Imperial Bank of Commerce	35,722	(35,722)	—	—	—
Citibank NA	2,614,242	(1,370,519)	—	—	1,243,723
Credit Suisse First Boston Corp.	34,851	(3,984)	—	—	30,867
Credit Suisse International	272,762	(272,762)	—	—	—
Deutsche Bank Securities, Inc.	1,760,263	(695,087)	—	—	1,065,176
Goldman Sachs & Co.	3,529,934	(2,387,319)	—	—	1,142,615
HSBC Bank USA	222,419	(222,419)	—	—	—
JP Morgan Chase & Co.	9,112,009	(7,399,482)	—	(1,712,527)	—
Morgan Stanley	2,072,513	(1,550,442)	—	—	522,071
National Australia Bank Limited	3,355,502	(155,480)	—	—	3,200,022
Nomura International	12,805	—	—	—	12,805
RBC Dominion Securities, Inc.	108,901	(108,901)	—	—	—
RBS Greenwich Capital	279,387	(221,928)	—	—	57,459
Societe Generale Group	279,053	—	—	—	279,053
Standard Chartered Bank	9,954	—	—	—	9,954
State Street Global Markets LLC	9,647,474	(2,738,039)	—	—	6,909,435
Toronto-Dominion Bank	106,479	(106,479)	—	—	—
UBS AG	5,621,319	(337,305)	—	—	5,284,014

Total	$45,772,065	$(20,601,688)	$(304,123)	$(2,880,207)	$21,986,047

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World Bond Fund – (continued)
Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(1,279,271)	$1,279,271	$—	$—	$—
Bank of Montreal	(57,035)	—	—	—	(57,035)
Barclays	(2,422,785)	1,318,781	1,104,004	—	—
BNP Paribas Securities Services	(397,768)	397,768	—	—	—
Canadian Imperial Bank of Commerce	(117,205)	35,722	—	—	(81,483)
Citibank NA	(1,370,519)	1,370,519	—	—	—
Credit Suisse First Boston Corp.	(3,984)	3,984	—	—	—
Credit Suisse International	(508,725)	272,762	235,963	—	—
Deutsche Bank Securities, Inc.	(695,087)	695,087	—	—	—
Goldman Sachs & Co.	(2,387,319)	2,387,319	—	—	—
HSBC Bank USA	(1,534,998)	222,419	—	—	(1,312,579)
JP Morgan Chase & Co.	(7,399,482)	7,399,482	—	—	—
Morgan Stanley	(1,550,442)	1,550,442	—	—	—
National Australia Bank Limited	(155,480)	155,480	—	—	—
RBC Dominion Securities, Inc.	(437,810)	108,901	—	—	(328,909)
RBS Greenwich Capital	(221,928)	221,928	—	—	—
State Street Global Markets LLC	(2,738,039)	2,738,039	—	—	—
Toronto-Dominion Bank	(557,775)	106,479	—	—	(451,296)
UBS AG	(337,305)	337,305	—	—	—

Total	$(24,172,957)	$20,601,688	$1,339,967	$—	$(2,231,302)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest

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rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2017. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At October 31, 2016 (tax year end), the capital loss carryforwards for U.S. federal income tax purposes were as follows:

	Year of Expiration			Unlimited Short-Term Capital Loss Carryforward	Unlimited Long-Term Capital Loss Carryforward
Fund	2017	2018	2019
Emerging Markets Local Debt Fund	$—	$—	$—	$258,858	$28,055,328
Floating Rate Fund	272,060,203	—	—	—	233,848,845
Floating Rate High Income Fund	—	—	—	5,551,306	23,168,992
High Yield Fund	18,103,626	—	—	5,960,453	13,662,430
Inflation Plus Fund	—	—	—	13,628,049	47,263,407
Municipal Income Fund	—	—	—	—	37,059
Municipal Opportunities Fund	9,797,063	6,120,720	10,546,009	—	—
Municipal Real Return Fund	16,621,393	6,087,643	1,653,837	—	7,851,969
Municipal Short Duration Fund	—	—	—	2,921	12,387
Short Duration Fund	—	—	—	261,681	4,345,895
Strategic Income Fund	—	—	—	9,439,946	1,212,141
Total Return Bond Fund	—	—	—	—	248,307
Unconstrained Bond Fund	12,172,503	—	—	6,282,376	3,197,123
World Bond Fund	—	—	—	—	16,247,546

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The Quality Bond Fund had no capital loss carryforwards for U.S. federal income tax purposes at October 31, 2016.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2017; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Emerging Markets Local Debt Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7700% on next $500 million and;
0.7600% over $1 billion

Floating Rate Fund	0.6500% on first $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Floating Rate High Income Fund	0.7000% on first $500 million and;
0.6500% on next $2 billion and;
0.6400% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

High Yield Fund	0.6500% on first $500 million and;
0.6000% on next $500 million and;
0.5950% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Inflation Plus Fund	0.5000% on first $500 million and;
0.4500% on next $500 million and;
0.4450% on next $1.5 billion and;
0.4400% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

Municipal Income Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

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April 30, 2017 (Unaudited)

Fund	Management Fee Rates
Municipal Opportunities Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

Municipal Real Return Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

Municipal Short Duration Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

Quality Bond Fund	0.5000% on first $500 million and;
0.4500% on next $500 million and;
0.4450% on next $1.5 billion and;
0.4400% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

Short Duration Fund	0.4500% on first $500 million and;
0.4000% on next $500 million and;
0.3950% on next $1.5 billion and;
0.3900% on next $2.5 billion and;
0.3800% on next $5 billion and;
0.3700% over $10 billion

Strategic Income Fund	0.5500% on first $500 million and;
0.5000% on next $500 million and;
0.4750% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4550% on next $5 billion and;
0.4450% over $10 billion

Total Return Bond Fund	0.4300% on first $500 million and;
0.3800% on next $500 million and;
0.3700% on next $4 billion and;
0.3600% on next $5 billion and;
0.3500% over $10 billion

Unconstrained Bond Fund	0.5500% on first $500 million and;
0.5000% on next $500 million and;
0.4750% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4550% on next $5 billion and;
0.4450% over $10 billion

World Bond Fund	0.7000% on first $250 million and;
0.6500% on next $250 million and;
0.6000% on next $4.5 billion and;
0.5750% on next $5 billion and;
0.5725% on over $10 billion

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Prior to November 1, 2016, the Emerging Markets Local Debt Fund paid the following rates to HFMC for investment management services rendered:

Fund	Management Fee Rates
Emerging Markets Local Debt Fund	1.0000% on first $250 million and;
0.9500% on next $250 million and;
0.9000% on next $4.5 billion and;
0.8975% on next $5 billion and;
0.8950% over $10 billion

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and each Company, on behalf of its respective Funds, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Fund	Accounting Services Fee Rates
Emerging Markets Local Debt Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Floating Rate Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Floating Rate High Income Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

High Yield Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Inflation Plus Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Municipal Income Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Municipal Opportunities Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Municipal Real Return Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Municipal Short Duration Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Quality Bond Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Short Duration Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

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Fund	Accounting Services Fee Rates
Strategic Income Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Total Return Bond Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Unconstrained Bond Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

World Bond Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Prior to November 1, 2016, the Funds paid the following rates to HFMC for accounting services fees rendered:

Fund	Accounting Services Fee Rates
Emerging Markets Local Debt Fund	0.025% on first $5 billion and;
0.020% on next $5 billion and;
0.015% over $10 billion

Floating Rate Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

Floating Rate High Income Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

High Yield Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $5 billion

Inflation Plus Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

Municipal Income Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

Municipal Opportunities Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

Municipal Real Return Fund	0.016% on first $5 billion and;
0.013% on next $5 billion and;
0.010% over $10 billion

Municipal Short Duration Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

Quality Bond Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

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Fund	Accounting Services Fee Rates
Short Duration Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $10 billion

Strategic Income Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $10 billion

Total Return Bond Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $10 billion

Unconstrained Bond Fund	0.025% on first $5 billion and;
0.020% on next $5 billion and;
0.015% over $10 billion

World Bond Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $10 billion

Effective February 28, 2015, HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

c)	Operating Expenses – Allocable expenses incurred by a Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and class, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2017, HFMC contractually limited the total operating expenses of each Fund (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 28, 2018 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	1.25%	NA	2.00%	1.00%	1.55%	1.25%	0.95%	NA	0.90%	0.90%
Floating Rate Fund	1.00%	1.75%	1.75%	0.75%	1.25%	1.00%	0.70%	NA	0.70%	0.70%
Floating Rate High Income Fund	1.05%	NA	1.80%	0.80%	1.35%	1.05%	0.75%	NA	0.75%	0.75%
High Yield Fund	1.05%	1.80%	1.80%	0.80%	1.35%	1.05%	0.75%	NA	0.70%	0.70%
Inflation Plus Fund	0.85%	1.60%	1.60%	0.60%	1.20%	0.90%	0.60%	NA	0.55%	0.55%
Municipal Income Fund	0.69%	NA	1.44%	0.44%	NA	NA	NA	NA	NA	0.39%
Municipal Opportunities Fund	0.69%	1.44%	1.44%	0.44%	NA	NA	NA	NA	NA	0.39%
Municipal Real Return Fund	0.69%	1.44%	1.44%	0.44%	NA	NA	NA	NA	0.44%	0.39%
Municipal Short Duration Fund	0.69%	NA	1.44%	0.44%	NA	NA	NA	NA	NA	0.39%
Quality Bond Fund	0.95%	NA	1.70%	0.70%	1.25%	0.95%	0.65%	NA	0.60%	0.55%
Short Duration Fund	0.85%	1.60%*	1.60%	0.60%	1.15%	0.85%	0.55%	NA	0.55%	0.55%
Strategic Income Fund	0.95%	1.70%**	1.70%	0.70%	1.25%	0.95%	0.65%	0.60%	0.60%	0.60%
Total Return Bond Fund	0.87%	1.62%	1.62%	0.62%	1.17%	0.87%	0.57%	0.52%	0.52%	0.52%
Unconstrained Bond Fund	0.99%	1.74%	1.74%	0.74%	1.29%	0.99%	0.69%	NA	0.69%	0.64%
World Bond Fund	1.05%	NA	1.80%	0.80%	1.35%	1.05%	0.75%	0.70%	0.70%	0.70%

*	The reduction in amounts charged in connection with the Short Duration Fund’s Class B Distribution and Service Plan (12b-1) fees that took effect July 1, 2011, in order to comply with applicable Financial Industry Regulatory Authority (“FINRA”) rules, caused the effective limit on net operating expenses attributable to the Short Duration Fund’s Class B shares to be 0.85%.

**	The reduction in amounts charged in connection with the Strategic Income Fund’s Class B Distribution and Service Plan (12b-1) fees that took effect January 1, 2016, in order to comply with applicable rules of FINRA, caused the effective limit on net operating expenses attributable the Strategic Income Fund’s Class B shares to be 0.95%.

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d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2017, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	1.25%	—	2.00%	1.00%	1.55%	1.25%	0.95%	—	0.90%	0.90%
Floating Rate Fund	0.98%	1.75%	1.72%	0.71%	1.25%	1.00%	0.70%	—	0.65%	0.64%
Floating Rate High Income Fund	1.05%	—	1.80%	0.80%	1.35%	1.05%	0.75%	—	0.75%	0.75%
High Yield Fund	1.05%	1.80%	1.80%	0.80%	1.35%	1.05%	0.75%	—	0.70%	0.70%
Inflation Plus Fund	0.85%	1.60%	1.60%	0.60%	1.20%	0.90%	0.60%	—	0.55%	0.55%
Municipal Income Fund	0.69%	—	1.05%	0.44%	—	—	—	—	—	0.39%
Municipal Opportunities Fund	0.68%	1.44%	1.44%	0.44%	—	—	—	—	—	0.39%
Municipal Real Return Fund	0.69%	1.44%	1.44%	0.44%	—	—	—	—	0.44%	0.39%
Municipal Short Duration Fund	0.69%	—	1.13%	0.44%	—	—	—	—	—	0.39%
Quality Bond Fund	0.95%	—	1.70%	0.70%	1.25%	0.92%	0.65%	—	0.60%	0.55%
Short Duration Fund	0.85%	0.85%	1.58%	0.57%	1.14%	0.85%	0.55%	—	0.49%	0.49%
Strategic Income Fund	0.95%	0.95%	1.70%	0.70%	1.25%	0.95%	0.65%	0.60%	0.60%	0.60%
Total Return Bond Fund	0.85%	1.62%	1.59%	0.62%	1.17%	0.85%	0.55%	0.44%	0.44%	0.44%
Unconstrained Bond Fund	0.99%	1.74%	1.74%	0.74%	1.27%	0.99%	0.69%	—	0.69%	0.64%
World Bond Fund	1.05%	—	1.78%	0.80%	1.35%	1.05%	0.75%	0.69%	0.67%	0.67%

e)	Sales Charges and Distribution and Service Plan for Class A, T, B, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2017, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Emerging Markets Local Debt Fund	$14,095	$1,952
Floating Rate Fund	408,689	32,370
Floating Rate High Income Fund	186,826	8,200
High Yield Fund	264,050	11,254
Inflation Plus Fund	140,615	—	*
Municipal Income Fund	14,622	—	*
Municipal Opportunities Fund	173,201	16,773
Municipal Real Return Fund	76,387	393
Municipal Short Duration Fund	9,721	—	*
Quality Bond Fund	23,479	—	*
Short Duration Fund	430,885	85,145
Strategic income Fund	154,612	682
Total Return Bond Fund	1,282,737	19,551
Unconstrained Bond Fund	6,149	2,355
World Bond Fund	495,790	24,713

*	Total CDSC includes Underwriter adjustment credits which may cause negative dollar amounts.

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A, T, B, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class B, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select

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broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2017, Class T shares have not commenced operations. Pursuant to the Class B Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class B shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class B Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class B shares. Effective January 1, 2011, there was a reduction in the amount charged in connection with Short Duration Fund’s Class B shares’ Rule 12b-1 fee from 1.00% to 0.25% in accordance with FINRA rules, although it is possible that such fees may be increased in the future. Effective January 1, 2016, there was a reduction in the amount charged in connection with Strategic Income Fund’s Class B shares’ Rule 12b-1 fee from 1.00% to 0.25% in accordance with FINRA rules, although it is possible that such fees may be increased in the future. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.

f)	Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2017, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Emerging Markets Local Debt Fund	$162
Floating Rate Fund	6,689
Floating Rate High Income Fund	696
High Yield Fund	590
Inflation Plus Fund	1,020
Municipal Income Fund	33
Municipal Opportunities Fund	1,073
Municipal Real Return Fund	291
Municipal Short Duration Fund	29
Quality Bond Fund	240
Short Duration Fund	1,466
Strategic income Fund	667
Total Return Bond Fund	3,556
Unconstrained Bond Fund	129
World Bond Fund	5,868

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for each class. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018. HASCO has also contractually agreed to reimburse all transfer agency fees for Class R6 of Strategic Income Fund, Total Return Bond Fund, and World Bond Fund until February 28, 2018. Any transfer agency fee reimbursement is determined before considering the contractual operating expense limitation. For providing such services, HASCO is compensated on a per account basis that varies by account type, except with respect to Class Y, for which it is compensated based on average daily net assets, subject to a cap. At a special meeting of the Board of Directors held on January 11, 2017, the Board of Directors approved the

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removal of the cap on the transfer agency fees for Class Y shares to be effective May 1, 2017. Effective December 1, 2014, pursuant to a sub-transfer agency agreement between HASCO and Boston Financial Data Services, Inc. (“BFDS”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to BFDS. The costs and expenses of such delegation are borne by HASCO, not by the Funds. The amount paid to HASCO can be found in the Statements of Operations. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2017, the rate of compensation paid to HASCO for transfer agency services as a percentage of each Fund’s average daily net assets is as follows:

Fund	Percent of Average Daily Net Assets
Emerging Markets Local Debt Fund	0.03%
Floating Rate Fund	0.07%
Floating Rate High Income Fund	0.08%
High Yield Fund	0.17%
Inflation Plus Fund	0.10%
Municipal Income Fund	0.03%
Municipal Opportunities Fund	0.04%
Municipal Real Return Fund	0.05%
Municipal Short Duration Fund	0.02%
Quality Bond Fund	0.02%
Short Duration Fund	0.10%
Strategic Income Fund	0.06%
Total Return Bond Fund	0.08%
Unconstrained Bond Fund	0.14%
World Bond Fund	0.12%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

8.	Affiliate Holdings:

As of April 30, 2017, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class B	Class C	Class I		Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	—	—	—	—		83%	17%	100%	—	—	100%
Floating Rate Fund	—	—	—	—		—	—	—	—	—	100%
Floating Rate High Income Fund	—	—	—	—		—	—	1%	—	—	100%
High Yield Fund	—	—	—	—		—	—	—	—	—	—	%*
Inflation Plus Fund	—	—	—	—		—	—	—	—	—	—	%*
Municipal Income Fund	23%	—	81%	—	%*	—	—	—	—	—	100%
Municipal Opportunities Fund	—	—	—	—		—	—	—	—	—	100%
Municipal Real Return Fund	—	—	—	—		—	—	—	—	—	100%
Municipal Short Duration Fund	33%	—	68%	—	%*	—	—	—	—	—	100%
Quality Bond Fund	—	—	—	—		4%	100%	23%	—	69%	—	%*
Short Duration Fund	—	—	—	—		—	—	1%	—	—	—	%*
Strategic Income Fund	—	—	—	—		—	11%	2%	100%	3%	—	%*
Total Return Bond Fund	—	—	—	—		—	—	—	2%	—	—	%*
Unconstrained Bond Fund	—	—	—	—		10%	2%	— %*	—	100%	—	%*
World Bond Fund	—	—	—	—		—	—	—	—	—	—	%*

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April 30, 2017 (Unaudited)

Percentage of Fund by Class:

Fund	Class A	Class B	Class C	Class I		Class R3		Class R4		Class R5		Class R6		Class Y		Class F
Emerging Markets Local Debt Fund	—	—	—	—		—	%*	—	%*	—	%*	—		—		—	%*
Floating Rate Fund	—	—	—	—		—		—		—		—		—		—	%*
Floating Rate High Income Fund	—	—	—	—		—		—		—	%*	—		—		—	%*
High Yield Fund	—	—	—	—		—		—		—		—		—		—	%*
Inflation Plus Fund	—	—	—	—		—		—		—		—		—		—	%*
Municipal Income Fund	13%	—	12%	—	%*	—		—		—		—		—		—	%*
Municipal Opportunities Fund	—	—	—	—		—		—		—		—		—		—	%*
Municipal Real Return Fund	—	—	—	—		—		—		—		—		—		—	%*
Municipal Short Duration Fund	14%	—	14%	—	%*	—		—		—		—		—		—	%*
Quality Bond Fund	—	—	—	—		—	%*	—	%*	—	%*	—		—	%*	—	%*
Short Duration Fund	—	—	—	—		—		—		—	%*	—		—		—	%*
Strategic Income Fund	—	—	—	—		—		—	%*	—	%*	—	%*	—	%*	—	%*
Total Return Bond Fund	—	—	—	—		—		—		—		—	%*	—		—	%*
Unconstrained Bond Fund	—	—	—	—		—	%*	—	%*	—	%*	—		—	%*	—	%*
World Bond Fund	—	—	—	—		—		—		—		—		—		—	%*

*	Percentage rounds to zero.

As of April 30, 2017, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of its shares from these affiliated funds of funds. Affiliated funds of funds owned shares in each Fund as follows:

Funds	Percentage of Fund*
High Yield Fund	2%
Inflation Plus Fund	14%
Quality Bond Fund	83%
Short Duration Fund	5%
Strategic Income Fund	41%
Total Return Bond Fund	31%
Unconstrained Bond Fund	10%
World Bond Fund	4%

*	As of April 30, 2017, the affiliated funds of funds were invested in Class F shares.

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9.	Investment Transactions:

For the six-month period ended April 30, 2017, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Emerging Markets Local Debt Fund	$83,473,954	$84,454,943
Floating Rate Fund	1,756,165,947	1,291,642,963
Floating Rate High Income Fund	311,896,445	172,722,402
High Yield Fund	99,810,610	103,270,011
Inflation Plus Fund	26,051,645	27,942,780
Municipal Income Fund	3,834,005	822,607
Municipal Opportunities Fund	80,530,639	157,861,501
Municipal Real Return Fund	21,766,253	7,836,934
Municipal Short Duration Fund	1,145,097	1,465,640
Quality Bond Fund	26,770,264	21,908,469
Short Duration Fund	184,918,600	169,568,725
Strategic Income Fund	126,731,917	168,499,329
Total Return Bond Fund	580,502,230	626,699,845
Unconstrained Bond Fund	21,267,468	35,654,185
World Bond Fund	1,571,984,854	1,420,065,709

Fund	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations
Emerging Markets Local Debt Fund	$—	$—
Floating Rate Fund	—	—
Floating Rate High Income Fund	—	—
High Yield Fund	—	—
Inflation Plus Fund	164,598,019	195,126,107
Municipal Income Fund	—	—
Municipal Opportunities Fund	—	—
Municipal Real Return Fund	—	—
Municipal Short Duration Fund	—	—
Quality Bond Fund	74,133,411	53,841,725
Short Duration Fund	10,017,969	19,635,444
Strategic Income Fund	5,756,113	5,781,264
Total Return Bond Fund	311,207,462	94,333,533
Unconstrained Bond Fund	3,244,623	8,789,179
World Bond Fund	172,256,124	141,765,939

320

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Fund	Total Cost of Purchases	Total Sales Proceeds
Emerging Markets Local Debt Fund	$83,473,954	$84,454,943
Floating Rate Fund	1,756,165,947	1,291,642,963
Floating Rate High Income Fund	311,896,445	172,722,402
High Yield Fund	99,810,610	103,270,011
Inflation Plus Fund	190,649,664	223,068,887
Municipal Income Fund	3,834,005	822,607
Municipal Opportunities Fund	80,530,639	157,861,501
Municipal Real Return Fund	21,766,253	7,836,934
Municipal Short Duration Fund	1,145,097	1,465,640
Quality Bond Fund	100,903,675	75,750,194
Short Duration Fund	194,936,569	189,204,169
Strategic Income Fund	132,488,030	174,280,593
Total Return Bond Fund	891,709,692	721,033,378
Unconstrained Bond Fund	24,512,091	44,443,364
World Bond Fund	1,744,240,978	1,561,831,648

10.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2017, and the year ended October 31, 2016:

Emerging Markets Local Debt Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	114,897	$842,997	301,069	$2,190,607
Shares Issued for Reinvested Dividends	15,860	114,399	36,021	256,316
Shares Redeemed	(179,706)	(1,275,725)	(383,209)	(2,727,176)

Net Increase (Decrease)	(48,949)	(318,329)	(46,119)	(280,253)

Class C
Shares Sold	73,478	$538,017	175,462	$1,312,107
Shares Issued for Reinvested Dividends	4,558	32,877	5,725	41,175
Shares Redeemed	(65,175)	(470,418)	(109,708)	(762,599)

Net Increase (Decrease)	12,861	100,476	71,479	590,683

Class I
Shares Sold	2,497,543	$17,655,615	1,267,549	$9,439,022
Shares Issued for Reinvested Dividends	62,858	456,224	24,140	176,248
Shares Redeemed	(437,980)	(3,112,186)	(494,365)	(3,474,358)

Net Increase (Decrease)	2,122,421	14,999,653	797,324	6,140,912

Class R3
Shares Sold	5	$39	2,399	$16,063
Shares Issued for Reinvested Dividends	28	201	1,087	7,561
Shares Redeemed	(1,042)	(7,291)	(239,237)	(1,595,169)

Net Increase (Decrease)	(1,009)	(7,051)	(235,751)	(1,571,545)

321

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Emerging Markets Local Debt Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	4,264	$31,125	293	$2,074
Shares Issued for Reinvested Dividends	119	867	1,252	8,716
Shares Redeemed	(265)	(1,943)	(243,340)	(1,622,587)

Net Increase (Decrease)	4,118	30,049	(241,795)	(1,611,797)

Class R5
Shares Issued for Reinvested Dividends	34	240	1,253	8,690
Shares Redeemed	(231)	(1,651)	(243,446)	(1,621,350)

Net Increase (Decrease)	(197)	(1,411)	(242,193)	(1,612,660)

Class Y
Shares Sold	1,836,159	$13,200,429	12,394,380	$84,973,242
Shares Issued for Reinvested Dividends	141,816	1,017,520	545,522	3,793,736
Shares Redeemed	(4,922,108)	(35,251,087)	(26,382,650)	(179,012,491)

Net Increase (Decrease)	(2,944,133)	(21,033,138)	(13,442,748)	(90,245,513)

Class F(1)
Shares Sold	1,372	$10,000	—	$—
Shares Issued for Reinvested Dividends	10	77	—	—

Net Increase (Decrease)	1,382	10,077	—	—

Total Net Increase (Decrease)	(853,506)	$(6,219,674)	(13,339,803)	$(88,590,173)

(1) Inception date of class was February 28, 2017.

Floating Rate Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	11,598,144	$100,555,960	19,533,154	$161,879,416
Shares Issued for Reinvested Dividends	1,718,068	14,909,777	4,400,211	36,372,824
Shares Redeemed	(18,429,498)	(159,869,141)	(54,032,332)	(445,282,805)
Shares converted (from) Class B into Class A	22,275	193,747	29,633	243,520

Net Increase (Decrease)	(5,091,011)	(44,209,657)	(30,069,334)	(246,787,045)

Class B
Shares Sold	1,710	$14,782	21,834	$180,042
Shares Issued for Reinvested Dividends	4,592	39,764	20,358	167,554
Shares Redeemed	(186,437)	(1,616,557)	(527,261)	(4,350,713)
Shares converted (from) Class B into Class A	(22,302)	(193,747)	(29,682)	(243,520)

Net Increase (Decrease)	(202,437)	(1,755,758)	(514,751)	(4,246,637)

Class C
Shares Sold	5,864,419	$50,782,203	7,526,901	$62,343,007
Shares Issued for Reinvested Dividends	1,784,089	15,460,296	4,654,346	38,426,524
Shares Redeemed	(15,595,292)	(135,012,193)	(44,878,601)	(369,212,899)

Net Increase (Decrease)	(7,946,784)	(68,769,694)	(32,697,354)	(268,443,368)

322

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Floating Rate Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class I
Shares Sold	64,322,796	$558,414,537	60,508,586	$502,721,539
Shares Issued for Reinvested Dividends	3,010,825	26,169,142	6,218,348	51,490,853
Shares Redeemed	(25,596,475)	(222,250,286)	(97,777,038)	(802,851,504)

Net Increase (Decrease)	41,737,146	362,333,393	(31,050,104)	(248,639,112)

Class R3
Shares Sold	242,104	$2,106,710	310,576	$2,586,028
Shares Issued for Reinvested Dividends	18,387	159,992	49,261	407,797
Shares Redeemed	(198,256)	(1,725,247)	(752,182)	(6,225,546)

Net Increase (Decrease)	62,235	541,455	(392,345)	(3,231,721)

Class R4
Shares Sold	241,956	$2,100,230	182,748	$1,510,970
Shares Issued for Reinvested Dividends	10,734	93,041	29,466	243,939
Shares Redeemed	(406,354)	(3,513,084)	(291,006)	(2,408,597)

Net Increase (Decrease)	(153,664)	(1,319,813)	(78,792)	(653,688)

Class R5
Shares Sold	15,046	$130,840	33,349	$274,836
Shares Issued for Reinvested Dividends	3,004	26,071	10,560	87,030
Shares Redeemed	(15,939)	(138,550)	(152,969)	(1,267,699)

Net Increase (Decrease)	2,111	18,361	(109,060)	(905,833)

Class Y
Shares Sold	10,409,499	$90,176,221	15,853,480	$130,607,308
Shares Issued for Reinvested Dividends	656,687	5,694,165	1,326,122	10,964,795
Shares Redeemed	(4,121,853)	(35,719,163)	(27,483,350)	(225,200,612)

Net Increase (Decrease)	6,944,333	60,151,223	(10,303,748)	(83,628,509)

Class F(1)
Shares Sold	1,144	$10,000	—	$—
Shares Issued for Reinvested Dividends	8	64	—	—

Net Increase (Decrease)	1,152	10,064	—	—

Total Net Increase (Decrease)	35,353,081	$306,999,574	(105,215,488)	$(856,535,913)

(1) Inception date of class was February 28, 2017.

Floating Rate High Income Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	3,382,673	$33,627,028	4,678,693	$44,332,723
Shares Issued for Reinvested Dividends	221,551	2,203,667	595,241	5,585,239
Shares Redeemed	(3,048,879)	(30,126,271)	(6,758,565)	(62,978,984)

Net Increase (Decrease)	555,345	5,704,424	(1,484,631)	(13,061,022)

323

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Floating Rate High Income Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class C
Shares Sold	1,866,546	$18,541,295	1,185,395	$11,227,965
Shares Issued for Reinvested Dividends	135,837	1,350,909	396,086	3,715,593
Shares Redeemed	(1,117,767)	(11,086,640)	(3,491,523)	(32,714,236)

Net Increase (Decrease)	884,616	8,805,564	(1,910,042)	(17,770,678)

Class I
Shares Sold	14,723,603	$146,227,208	11,118,195	$106,585,842
Shares Issued for Reinvested Dividends	429,018	4,274,694	604,682	5,684,351
Shares Redeemed	(5,553,910)	(55,293,257)	(11,707,004)	(108,663,587)

Net Increase (Decrease)	9,598,711	95,208,645	15,873	3,606,606

Class R3
Shares Sold	4,049	$40,184	4,483	$41,845
Shares Issued for Reinvested Dividends	242	2,406	1,109	10,333
Shares Redeemed	(2,527)	(25,081)	(57,310)	(529,145)

Net Increase (Decrease)	1,764	17,509	(51,718)	(476,967)

Class R4
Shares Sold	55,535	$551,727	3,044	$28,751
Shares Issued for Reinvested Dividends	914	9,093	2,572	24,131
Shares Redeemed	(7,937)	(77,905)	(255,566)	(2,346,980)

Net Increase (Decrease)	48,512	482,915	(249,950)	(2,294,098)

Class R5
Shares Sold	180,609	$1,797,525	54,777	$513,912
Shares Issued for Reinvested Dividends	2,088	20,763	3,339	31,485
Shares Redeemed	(107,622)	(1,076,981)	(292,578)	(2,685,878)

Net Increase (Decrease)	75,075	741,307	(234,462)	(2,140,481)

Class Y
Shares Sold	100,449	$1,000,181	241,947	$2,361,937
Shares Issued for Reinvested Dividends	6,833	67,824	19,362	181,204
Shares Redeemed	(304,283)	(2,991,253)	(279,151)	(2,583,588)

Net Increase (Decrease)	(197,001)	(1,923,248)	(17,842)	(40,447)

Class F(1)
Shares Sold	997	$10,000	—	$—
Shares Issued for Reinvested Dividends	7	66	—	—

Net Increase (Decrease)	1,004	10,066	—	—

Total Net Increase (Decrease)	10,968,026	$109,047,182	(3,932,772)	$(32,177,087)

(1)	Inception date of class was February 28, 2017.

324

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

High Yield Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	10,630,848	$77,943,960	9,731,805	$69,118,217
Shares Issued for Reinvested Dividends	788,599	5,804,368	1,560,436	10,983,338
Shares Redeemed	(15,035,309)	(110,150,711)	(11,729,734)	(82,459,290)
Shares converted (from) Class B into Class A	20,928	154,298	39,175	273,162

Net Increase (Decrease)	(3,594,934)	(26,248,085)	(398,318)	(2,084,573)

Class B
Shares Sold	3,210	$23,226	21,471	$149,501
Shares Issued for Reinvested Dividends	2,972	21,690	12,867	89,394
Shares Redeemed	(105,514)	(769,889)	(247,205)	(1,724,751)
Shares converted (from) Class B into Class A	(21,044)	(154,298)	(39,423)	(273,162)

Net Increase (Decrease)	(120,376)	(879,271)	(252,290)	(1,759,018)

Class C
Shares Sold	464,552	$3,391,192	1,497,262	$10,451,677
Shares Issued for Reinvested Dividends	161,646	1,185,108	336,208	2,356,009
Shares Redeemed	(1,162,060)	(8,458,961)	(2,909,501)	(20,174,013)

Net Increase (Decrease)	(535,862)	(3,882,661)	(1,076,031)	(7,366,327)

Class I
Shares Sold	6,585,631	$48,493,044	6,452,685	$45,660,350
Shares Issued for Reinvested Dividends	162,300	1,202,204	196,972	1,399,100
Shares Redeemed	(3,959,894)	(29,031,248)	(5,822,291)	(40,916,714)

Net Increase (Decrease)	2,788,037	20,664,000	827,366	6,142,736

Class R3
Shares Sold	32,818	$239,927	164,463	$1,130,943
Shares Issued for Reinvested Dividends	9,849	72,455	18,368	129,187
Shares Redeemed	(58,799)	(429,177)	(54,102)	(374,159)

Net Increase (Decrease)	(16,132)	(116,795)	128,729	885,971

Class R4
Shares Sold	60,238	$441,723	1,901,488	$13,595,173
Shares Issued for Reinvested Dividends	5,678	41,844	11,285	79,945
Shares Redeemed	(98,588)	(728,626)	(1,874,583)	(13,579,358)

Net Increase (Decrease)	(32,672)	(245,059)	38,190	95,760

Class R5
Shares Sold	35,901	$265,094	28,430	$198,010
Shares Issued for Reinvested Dividends	2,380	17,519	3,996	28,165
Shares Redeemed	(14,865)	(107,960)	(9,469)	(65,466)

Net Increase (Decrease)	23,416	174,653	22,957	160,709

Class Y
Shares Sold	873,681	$6,312,554	181,803	$1,263,847
Shares Issued for Reinvested Dividends	24,221	177,511	57,850	406,388
Shares Redeemed	(1,961,376)	(14,423,864)	(227,684)	(1,606,185)

Net Increase (Decrease)	(1,063,474)	(7,933,799)	11,969	64,050

325

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

High Yield Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class F(1)
Shares Sold	1,011,272	$7,523,923	—	$—
Shares Issued for Reinvested Dividends	3,125	23,343	—	—
Shares Redeemed	(7,728)	(57,537)	—	—

Net Increase (Decrease)	1,006,669	7,489,729	—	—

Total Net Increase (Decrease)	(1,545,328)	$(10,977,288)	(697,428)	$(3,860,692)

(1) Inception date of class was February 28, 2017.

Inflation Plus Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$85,844,243

Net Increase (Decrease)	—	—	—	85,844,243

Class A
Shares Sold	1,356,553	$14,757,824	1,658,689	$17,868,560
Shares Issued for Reinvested Dividends	232,571	2,497,811	—	—
Shares Redeemed	(2,542,698)	(27,654,500)	(5,312,064)	(57,016,347)
Shares converted (from) Class B into Class A	34,027	370,197	76,593	819,591

Net Increase (Decrease)	(919,547)	(10,028,668)	(3,576,782)	(38,328,196)

Class B
Shares Sold	—	$—	7,917	$81,225
Shares Redeemed	(240,592)	(2,519,854)	(460,553)	(4,762,064)
Shares converted (from) Class B into Class A	(35,345)	(370,197)	(79,738)	(819,591)

Net Increase (Decrease)	(275,937)	(2,890,051)	(532,374)	(5,500,430)

Class C
Shares Sold	318,055	$3,316,079	417,967	$4,304,006
Shares Issued for Reinvested Dividends	46,411	479,425	—	—
Shares Redeemed	(1,823,856)	(19,027,659)	(4,095,445)	(42,184,919)

Net Increase (Decrease)	(1,459,390)	(15,232,155)	(3,677,478)	(37,880,913)

Class I
Shares Sold	1,824,621	$20,190,558	2,013,674	$22,115,864
Shares Issued for Reinvested Dividends	67,022	731,885	—	—
Shares Redeemed	(1,528,540)	(16,918,542)	(2,369,861)	(25,890,477)

Net Increase (Decrease)	363,103	4,003,901	(356,187)	(3,774,613)

Class R3
Shares Sold	356,047	$3,798,124	551,017	$5,829,114
Shares Issued for Reinvested Dividends	43,572	460,125	—	—
Shares Redeemed	(693,942)	(7,409,543)	(1,263,243)	(13,345,134)

Net Increase (Decrease)	(294,323)	(3,151,294)	(712,226)	(7,516,020)

326

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Inflation Plus Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	262,035	$2,851,102	387,202	$4,143,421
Shares Issued for Reinvested Dividends	14,965	160,571	—	—
Shares Redeemed	(467,928)	(5,079,550)	(788,301)	(8,418,049)

Net Increase (Decrease)	(190,928)	(2,067,877)	(401,099)	(4,274,628)

Class R5
Shares Sold	87,706	$966,463	106,820	$1,171,368
Shares Issued for Reinvested Dividends	3,714	40,443	—	—
Shares Redeemed	(23,980)	(264,812)	(244,548)	(2,669,709)

Net Increase (Decrease)	67,440	742,094	(137,728)	(1,498,341)

Class Y
Shares Sold	2,125,761	$23,480,968	2,783,671	$30,330,685
Shares Issued for Reinvested Dividends	147,339	1,611,890	—	—
Shares Redeemed	(8,430,728)	(93,799,075)	(12,146,549)	(129,623,263)

Net Increase (Decrease)	(6,157,628)	(68,706,217)	(9,362,878)	(99,292,578)

Class F(1)
Shares Sold	7,736,014	$85,870,929	—	$—
Shares Redeemed	(24,489)	(272,456)	—	—

Net Increase (Decrease)	7,711,525	85,598,473	—	—

Total Net Increase (Decrease)	(1,155,685)	$(11,731,794)	(18,756,752)	$(198,065,719)

(1) Inception date of class was February 28, 2017.

Municipal Income Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	347,546	$3,478,843	721,556	$7,497,858
Shares Issued for Reinvested Dividends	12,107	121,380	11,868	123,308
Shares Redeemed	(173,037)	(1,733,707)	(77,173)	(803,466)

Net Increase (Decrease)	186,616	1,866,516	656,251	6,817,700

Class C
Shares Sold	19,574	$196,026	54,676	$569,025
Shares Issued for Reinvested Dividends	2,821	28,330	3,560	36,875
Shares Redeemed	(497)	(4,991)	(15,836)	(164,815)

Net Increase (Decrease)	21,898	219,365	42,400	441,085

Class I
Shares Sold	48,233	$483,190	94,138	$981,828
Shares Issued for Reinvested Dividends	7,432	74,474	12,387	128,308
Shares Redeemed	(28,212)	(280,756)	(18,684)	(192,097)

Net Increase (Decrease)	27,453	276,908	87,841	918,039

327

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Municipal Income Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class F(1)
Shares Sold	996	$10,000	—	$—
Shares Issued for Reinvested Dividends	4	42	—	—

Net Increase (Decrease)	1,000	10,042	—	—

Total Net Increase (Decrease)	236,967	$2,372,831	786,492	$8,176,824

(1) Inception date of class was February 28, 2017.

Municipal Opportunities Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	3,035,953	$25,578,791	14,582,818	$126,868,821
Shares Issued for Reinvested Dividends	360,342	3,032,020	662,308	5,774,891
Shares Redeemed	(6,974,370)	(58,595,524)	(7,520,309)	(65,536,354)
Shares converted (from) Class B into Class A	2,621	22,271	4,490	39,007

Net Increase (Decrease)	(3,575,454)	(29,962,442)	7,729,307	67,146,365

Class B
Shares Sold	49	$413	4,241	$36,686
Shares Issued for Reinvested Dividends	592	4,968	2,744	23,839
Shares Redeemed	(73,873)	(621,971)	(175,910)	(1,532,366)
Shares converted (from) Class B into Class A	(2,623)	(22,271)	(4,495)	(39,007)

Net Increase (Decrease)	(75,855)	(638,861)	(173,420)	(1,510,848)

Class C
Shares Sold	721,267	$6,079,529	5,507,746	$47,992,016
Shares Issued for Reinvested Dividends	104,425	879,444	189,530	1,653,633
Shares Redeemed	(2,613,349)	(21,989,075)	(2,424,788)	(21,167,464)

Net Increase (Decrease)	(1,787,657)	(15,030,102)	3,272,488	28,478,185

Class I
Shares Sold	12,081,622	$101,882,976	26,049,402	$227,224,922
Shares Issued for Reinvested Dividends	354,038	2,985,998	576,540	5,044,556
Shares Redeemed	(16,102,045)	(135,773,981)	(7,299,417)	(63,856,106)

Net Increase (Decrease)	(3,666,385)	(30,905,007)	19,326,525	168,413,372

Class F(1)
Shares Sold	1,182	$10,000	—	$—
Shares Issued for Reinvested Dividends	6	47	—	—

Net Increase (Decrease)	1,188	10,047	—	—

Total Net Increase (Decrease)	(9,104,163)	$(76,526,365)	30,154,900	$262,527,074

(1)	Inception date of class was February 28, 2017.

328

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Municipal Real Return Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,303,391	$11,893,893	2,426,069	$22,451,815
Shares Issued for Reinvested Dividends	138,603	1,268,872	286,045	2,654,380
Shares Redeemed	(1,387,847)	(12,691,892)	(3,216,468)	(29,780,234)
Shares converted (from) Class B into Class A	689	6,240	8,460	78,852

Net Increase (Decrease)	54,836	477,113	(495,894)	(4,595,187)

Class B
Shares Sold	—	$4	176	$1,612
Shares Issued for Reinvested Dividends	239	2,156	1,298	11,911
Shares Redeemed	(21,821)	(198,303)	(47,844)	(439,271)
Shares converted (from) Class B into Class A	(696)	(6,240)	(8,542)	(78,852)

Net Increase (Decrease)	(22,278)	(202,383)	(54,912)	(504,600)

Class C
Shares Sold	103,240	$939,997	267,711	$2,455,745
Shares Issued for Reinvested Dividends	19,186	174,563	44,480	410,223
Shares Redeemed	(638,111)	(5,795,042)	(561,534)	(5,172,580)

Net Increase (Decrease)	(515,685)	(4,680,482)	(249,343)	(2,306,612)

Class I
Shares Sold	3,026,638	$27,669,607	2,096,540	$19,526,470
Shares Issued for Reinvested Dividends	52,184	479,602	53,522	498,244
Shares Redeemed	(865,558)	(7,931,179)	(1,209,176)	(11,244,171)

Net Increase (Decrease)	2,213,264	20,218,030	940,886	8,780,543

Class Y
Shares Sold	61,329	$562,715	3,908	$35,940
Shares Issued for Reinvested Dividends	23,922	218,268	50,021	462,494
Shares Redeemed	(64,814)	(592,999)	(193,696)	(1,791,775)

Net Increase (Decrease)	20,437	187,984	(139,767)	(1,293,341)

Class F(1)
Shares Sold	1,086	$10,000	—	$—
Shares Issued for Reinvested Dividends	5	50	—	—

Net Increase (Decrease)	1,091	10,050	—	—

Total Net Increase (Decrease)	1,751,665	$16,010,312	970	$80,803

(1) Inception date of class was February 28, 2017.

Municipal Short Duration Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	194,095	$1,934,713	742,256	$7,480,644
Shares Issued for Reinvested Dividends	4,589	45,615	6,456	65,194
Shares Redeemed	(257,842)	(2,565,946)	(314,000)	(3,165,925)

Net Increase (Decrease)	(59,158)	(585,618)	434,712	4,379,913

329

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Municipal Short Duration Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class C
Shares Sold	43,334	$430,285	139,144	$1,399,350
Shares Issued for Reinvested Dividends	1,396	13,905	808	8,160
Shares Redeemed	(85,199)	(845,664)	(48,309)	(487,603)

Net Increase (Decrease)	(40,469)	(401,474)	91,643	919,907

Class I
Shares Sold	98,298	$976,217	88,495	$895,354
Shares Issued for Reinvested Dividends	4,508	44,828	6,429	64,918
Shares Redeemed	(11,910)	(118,255)	(15,720)	(158,613)

Net Increase (Decrease)	90,896	902,790	79,204	801,659

Class F(1)
Shares Sold	1,004	$10,000	—	$—
Shares Issued for Reinvested Dividends	2	24	—	—

Net Increase (Decrease)	1,006	10,024	—	—

Total Net Increase (Decrease)	(7,725)	$(74,278)	605,559	$6,101,479

(1) Inception date of class was February 28, 2017.

Quality Bond Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	393,771	$4,007,936	1,269,793	$13,013,991
Shares Issued for Reinvested Dividends	38,325	377,181	24,416	250,322
Shares Redeemed	(464,410)	(4,613,952)	(1,041,169)	(10,619,864)

Net Increase (Decrease)	(32,314)	(228,835)	253,040	2,644,449

Class C
Shares Sold	69,526	$702,003	360,632	$3,665,875
Shares Issued for Reinvested Dividends	8,637	84,232	3,654	37,115
Shares Redeemed	(160,631)	(1,582,879)	(227,606)	(2,293,625)

Net Increase (Decrease)	(82,468)	(796,644)	136,680	1,409,365

Class I
Shares Sold	235,905	$2,355,712	1,466,870	$15,092,350
Shares Issued for Reinvested Dividends	26,816	264,197	14,200	146,780
Shares Redeemed	(982,916)	(9,782,606)	(521,238)	(5,341,409)

Net Increase (Decrease)	(720,195)	(7,162,697)	959,832	9,897,721

Class R3
Shares Sold	11,158	$109,877	18,699	$191,474
Shares Issued for Reinvested Dividends	498	4,896	1,650	16,690
Shares Redeemed	(2,213)	(21,847)	(205,986)	(2,069,904)

Net Increase (Decrease)	9,443	92,926	(185,637)	(1,861,740)

330

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Quality Bond Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	1	$11	1,220	$12,500
Shares Issued for Reinvested Dividends	49	482	1,621	16,403
Shares Redeemed	(1,249)	(12,277)	(206,713)	(2,081,164)

Net Increase (Decrease)	(1,199)	(11,784)	(203,872)	(2,052,261)

Class R5
Shares Sold	—	$—	3,246	$33,631
Shares Issued for Reinvested Dividends	117	1,154	1,717	17,401
Shares Redeemed	(152)	(1,512)	(208,186)	(2,099,992)

Net Increase (Decrease)	(35)	(358)	(203,223)	(2,048,960)

Class Y
Shares Sold	1,620,059	$16,082,848	10,074,103	$102,128,002
Shares Issued for Reinvested Dividends	227,571	2,244,926	179,790	1,851,968
Shares Redeemed	(10,901,734)	(108,430,854)	(2,133,567)	(21,772,108)

Net Increase (Decrease)	(9,054,104)	(90,103,080)	8,120,326	82,207,862

Class F(1)
Shares Sold	10,776,723	$107,017,973	—	$—
Shares Issued for Reinvested Dividends	15,090	150,443	—	—
Shares Redeemed	(116,449)	(1,162,780)	—	—

Net Increase (Decrease)	10,675,364	106,005,636	—	—

Total Net Increase (Decrease)	794,492	$7,795,164	8,877,146	$90,196,436

(1) Inception date of class was February 28, 2017.

Short Duration Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	14,730,668	$145,022,393	28,620,804	$280,542,101
Shares Issued for Reinvested Dividends	486,623	4,790,479	828,535	8,139,754
Shares Redeemed	(15,932,590)	(156,833,291)	(23,744,996)	(232,955,793)
Shares converted (from) Class B into Class A	27,574	271,549	49,280	482,829

Net Increase (Decrease)	(687,725)	(6,748,870)	5,753,623	56,208,891

Class B
Shares Sold	13,116	$131,698	85,977	$845,123
Shares Issued for Reinvested Dividends	1,633	16,169	5,642	55,629
Shares Redeemed	(133,075)	(1,317,406)	(253,423)	(2,497,182)
Shares converted (from) Class B into Class A	(27,411)	(271,549)	(49,014)	(482,829)

Net Increase (Decrease)	(145,737)	(1,441,088)	(210,818)	(2,079,259)

331

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Short Duration Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class C
Shares Sold	1,848,661	$18,208,031	6,380,031	$62,374,463
Shares Issued for Reinvested Dividends	69,170	680,800	113,369	1,113,094
Shares Redeemed	(3,033,087)	(29,841,785)	(6,046,343)	(59,182,231)

Net Increase (Decrease)	(1,115,256)	(10,952,954)	447,057	4,305,326

Class I
Shares Sold	9,428,208	$93,000,268	18,353,992	$180,233,428
Shares Issued for Reinvested Dividends	182,114	1,796,711	242,826	2,391,275
Shares Redeemed	(7,267,602)	(71,666,393)	(12,336,026)	(121,286,816)

Net Increase (Decrease)	2,342,720	23,130,586	6,260,792	61,337,887

Class R3
Shares Sold	31,851	$312,410	30,704	$298,280
Shares Issued for Reinvested Dividends	854	8,384	1,331	13,029
Shares Redeemed	(17,237)	(168,971)	(24,521)	(240,284)

Net Increase (Decrease)	15,468	151,823	7,514	71,025

Class R4
Shares Sold	143	$1,416	10,091	$98,052
Shares Issued for Reinvested Dividends	518	5,097	919	9,014
Shares Redeemed	(5,258)	(51,692)	(13,186)	(128,994)

Net Increase (Decrease)	(4,597)	(45,179)	(2,176)	(21,928)

Class R5
Shares Sold	62,116	$611,219	9,673	$95,351
Shares Issued for Reinvested Dividends	427	4,196	288	2,830
Shares Redeemed	(11,433)	(112,494)	(153)	(1,523)

Net Increase (Decrease)	51,110	502,921	9,808	96,658

Class Y
Shares Sold	231,488	$2,261,240	4,496,999	$43,644,792
Shares Issued for Reinvested Dividends	44,591	437,810	85,571	839,401
Shares Redeemed	(4,535,125)	(44,535,391)	(800,270)	(7,853,460)

Net Increase (Decrease)	(4,259,046)	(41,836,341)	3,782,300	36,630,733

Class F(1)
Shares Sold	4,190,473	$41,350,979	—	$—
Shares Issued for Reinvested Dividends	5,779	57,096	—	—
Shares Redeemed	(33,522)	(331,183)	—	—

Net Increase (Decrease)	4,162,730	41,076,892	—	—

Total Net Increase (Decrease)	359,667	$3,837,790	16,048,100	$156,549,333

(1)	Inception date of class was February 28, 2017.

332

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Strategic Income Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,521,723	$13,239,752	2,430,175	$20,754,361
Shares Issued for Reinvested Dividends	342,615	2,962,498	558,593	4,753,884
Shares Redeemed	(2,494,782)	(21,640,361)	(3,810,905)	(32,465,530)
Shares converted (from) Class B into Class A	23,090	202,597	36,431	314,282

Net Increase (Decrease)	(607,354)	(5,235,514)	(785,706)	(6,643,003)

Class B
Shares Sold	129	$1,106	6,748	$58,946
Shares Issued for Reinvested Dividends	4,863	42,049	12,608	107,205
Shares Redeemed	(113,528)	(992,649)	(203,103)	(1,740,003)
Shares converted (from) Class B into Class A	(23,028)	(202,597)	(36,379)	(314,282)

Net Increase (Decrease)	(131,564)	(1,152,091)	(220,126)	(1,888,134)

Class C
Shares Sold	342,647	$2,995,140	937,130	$8,017,893
Shares Issued for Reinvested Dividends	173,562	1,504,256	285,373	2,431,645
Shares Redeemed	(1,360,859)	(11,842,784)	(2,899,897)	(24,614,275)

Net Increase (Decrease)	(844,650)	(7,343,388)	(1,677,394)	(14,164,737)

Class I
Shares Sold	1,171,652	$10,223,839	1,728,431	$14,983,812
Shares Issued for Reinvested Dividends	92,991	807,596	119,688	1,024,437
Shares Redeemed	(869,302)	(7,579,370)	(1,697,787)	(14,479,582)

Net Increase (Decrease)	395,341	3,452,065	150,332	1,528,667

Class R3
Shares Sold	4,150	$35,649	6,439	$54,119
Shares Issued for Reinvested Dividends	716	6,164	1,292	10,952
Shares Redeemed	(12,049)	(103,092)	(14,007)	(120,115)

Net Increase (Decrease)	(7,183)	(61,279)	(6,276)	(55,044)

Class R4
Shares Sold	522	$4,517	11,208	$95,132
Shares Issued for Reinvested Dividends	547	4,710	979	8,341
Shares Redeemed	(15,830)	(138,936)	(7,154)	(61,556)

Net Increase (Decrease)	(14,761)	(129,709)	5,033	41,917

Class R5
Shares Sold	1,013	$8,771	21,555	$179,293
Shares Issued for Reinvested Dividends	1,327	11,463	2,124	18,141
Shares Redeemed	(3,354)	(29,442)	(12,437)	(109,572)

Net Increase (Decrease)	(1,014)	(9,208)	11,242	87,862

Class R6
Shares Issued for Reinvested Dividends	35	303	53	452

Net Increase (Decrease)	35	303	53	452

333

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Strategic Income Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	1,687,260	$14,686,424	10,497,534	$87,482,620
Shares Issued for Reinvested Dividends	450,221	3,876,632	917,538	7,800,015
Shares Redeemed	(20,847,918)	(182,480,214)	(5,730,541)	(49,168,072)

Net Increase (Decrease)	(18,710,437)	(163,917,158)	5,684,531	46,114,563

Class F(1)
Shares Sold	17,466,059	$153,879,249	—	$—
Shares Issued for Reinvested Dividends	60,986	541,554	—	—
Shares Redeemed	(168,053)	(1,490,285)	—	—

Net Increase (Decrease)	17,358,992	152,930,518	—	—

Total Net Increase (Decrease)	(2,562,595)	$(21,465,461)	3,161,689	$25,022,543

(1)	Inception date of class was February 28, 2017.

Total Return Bond Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	9,100,715	$93,495,647	22,706,372	$235,132,539
Shares Issued for Reinvested Dividends	926,888	9,521,384	1,987,703	20,606,042
Shares Redeemed	(13,166,466)	(135,058,864)	(15,459,224)	(160,792,799)
Shares converted (from) Class B into Class A	39,794	407,835	90,823	935,733

Net Increase (Decrease)	(3,099,069)	(31,633,998)	9,325,674	95,881,515

Class B
Shares Sold	4,092	$41,937	58,556	$600,491
Shares Issued for Reinvested Dividends	2,741	27,908	15,488	158,521
Shares Redeemed	(245,819)	(2,505,639)	(590,476)	(6,069,898)
Shares converted (from) Class B into Class A	(40,107)	(407,835)	(91,549)	(935,733)

Net Increase (Decrease)	(279,093)	(2,843,629)	(607,981)	(6,246,619)

Class C
Shares Sold	419,469	$4,319,478	2,129,125	$22,067,428
Shares Issued for Reinvested Dividends	56,611	582,543	134,454	1,395,050
Shares Redeemed	(1,401,488)	(14,418,048)	(1,745,773)	(18,115,344)

Net Increase (Decrease)	(925,408)	(9,516,027)	517,806	5,347,134

Class I
Shares Sold	12,310,174	$126,502,974	11,869,848	$124,707,572
Shares Issued for Reinvested Dividends	212,159	2,183,297	109,325	1,140,101
Shares Redeemed	(3,782,795)	(38,823,763)	(3,183,267)	(33,264,213)

Net Increase (Decrease)	8,739,538	89,862,508	8,795,906	92,583,460

334

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Total Return Bond Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	128,991	$1,354,605	131,737	$1,396,140
Shares Issued for Reinvested Dividends	6,449	67,508	13,760	145,018
Shares Redeemed	(95,554)	(1,000,122)	(180,267)	(1,897,346)

Net Increase (Decrease)	39,886	421,991	(34,770)	(356,188)

Class R4
Shares Sold	99,506	$1,037,044	290,133	$3,053,938
Shares Issued for Reinvested Dividends	17,972	187,766	41,169	433,590
Shares Redeemed	(194,097)	(2,023,159)	(383,382)	(4,023,093)

Net Increase (Decrease)	(76,619)	(798,349)	(52,080)	(535,565)

Class R5
Shares Sold	5,486	$57,144	25,337	$265,391
Shares Issued for Reinvested Dividends	1,962	20,493	4,494	47,343
Shares Redeemed	(9,780)	(101,012)	(27,654)	(295,184)

Net Increase (Decrease)	(2,332)	(23,375)	2,177	17,550

Class R6
Shares Sold	46,612	$488,024	—	$—
Shares Issued for Reinvested Dividends	120	1,264	32	332

Net Increase (Decrease)	46,732	489,288	32	332

Class Y
Shares Sold	9,816,827	$102,242,134	7,199,633	$75,092,525
Shares Issued for Reinvested Dividends	1,318,739	13,755,127	3,240,439	34,102,358
Shares Redeemed	(67,261,882)	(703,810,352)	(19,119,583)	(199,817,363)

Net Increase (Decrease)	(56,126,316)	(587,813,091)	(8,679,511)	(90,622,480)

Class F(1)
Shares Sold	64,705,709	$667,183,412	—	$—
Shares Issued for Reinvested Dividends	112,372	1,166,418	—	—
Shares Redeemed	(880,262)	(9,127,997)	—	—

Net Increase (Decrease)	63,937,819	659,221,833	—	—

Total Net Increase (Decrease)	12,255,138	$117,367,151	9,267,253	$96,069,139

(1) Inception date of class was February 28, 2017.

335

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Unconstrained Bond Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	91,705	$877,591	264,898	$2,507,183
Shares Issued for Reinvested Dividends	72,958	697,458	185,602	1,755,832
Shares Redeemed	(678,275)	(6,474,309)	(1,373,035)	(12,993,284)
Shares converted (from) Class B into Class A	2,963	28,145	9,144	86,646

Net Increase (Decrease)	(510,649)	(4,871,115)	(913,391)	(8,643,623)

Class B
Shares Sold	10	$99	110	$1,039
Shares Issued for Reinvested Dividends	625	5,962	2,468	23,334
Shares Redeemed	(27,454)	(262,669)	(52,376)	(496,129)
Shares converted (from) Class B into Class A	(2,965)	(28,145)	(9,147)	(86,646)

Net Increase (Decrease)	(29,784)	(284,753)	(58,945)	(558,402)

Class C
Shares Sold	24,649	$234,631	197,472	$1,871,919
Shares Issued for Reinvested Dividends	11,584	110,977	31,235	296,105
Shares Redeemed	(204,602)	(1,954,727)	(411,544)	(3,898,061)

Net Increase (Decrease)	(168,369)	(1,609,119)	(182,837)	(1,730,037)

Class I
Shares Sold	183,850	$1,750,336	464,199	$4,375,907
Shares Issued for Reinvested Dividends	8,501	81,315	15,420	146,231
Shares Redeemed	(265,630)	(2,530,742)	(329,227)	(3,118,387)

Net Increase (Decrease)	(73,279)	(699,091)	150,392	1,403,751

Class R3
Shares Sold	8,271	$79,147	11,986	$111,676
Shares Issued for Reinvested Dividends	224	2,138	650	6,144
Shares Redeemed	(21,295)	(203,665)	(3,631)	(33,893)

Net Increase (Decrease)	(12,800)	(122,380)	9,005	83,927

Class R4
Shares Sold	3,617	$34,484	27,815	$264,420
Shares Issued for Reinvested Dividends	63	604	552	5,211
Shares Redeemed	(6,255)	(59,963)	(16,930)	(160,360)

Net Increase (Decrease)	(2,575)	(24,875)	11,437	109,271

Class R5
Shares Sold	287,924	$2,747,581	—	$—
Shares Issued for Reinvested Dividends	144	1,373	454	4,284
Shares Redeemed	(172,855)	(1,660,519)	—	—

Net Increase (Decrease)	115,213	1,088,435	454	4,284

Class Y
Shares Sold	160,455	$1,525,880	326,706	$3,082,153
Shares Issued for Reinvested Dividends	26,922	256,127	82,611	779,299
Shares Redeemed	(2,417,119)	(23,119,839)	(248,904)	(2,345,267)

Net Increase (Decrease)	(2,229,742)	(21,337,832)	160,413	1,516,185

336

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Unconstrained Bond Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class F(1)
Shares Sold	727,275	$6,974,636	—	$—
Shares Issued for Reinvested Dividends	1,450	13,965	—	—
Shares Redeemed	(986)	(9,455)	—	—

Net Increase (Decrease)	727,739	6,979,146	—	—

Total Net Increase (Decrease)	(2,184,246)	$(20,881,584)	(823,472)	$(7,814,644)

(1) Inception date of class was February 28, 2017.

World Bond Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	6,798,253	$69,832,393	24,744,499	$253,730,835
Shares Issued for Reinvested Dividends	—	—	1,585,611	16,002,267
Shares Redeemed	(16,580,163)	(170,347,912)	(39,477,592)	(405,136,063)

Net Increase (Decrease)	(9,781,910)	(100,515,519)	(13,147,482)	(135,402,961)

Class C
Shares Sold	541,220	$5,512,230	3,636,598	$37,171,431
Shares Issued for Reinvested Dividends	—	—	375,455	3,777,808
Shares Redeemed	(3,658,131)	(37,256,290)	(5,661,929)	(57,947,176)

Net Increase (Decrease)	(3,116,911)	(31,744,060)	(1,649,876)	(16,997,937)

Class I
Shares Sold	132,720,880	$1,367,970,998	106,414,804	$1,094,710,289
Shares Issued for Reinvested Dividends	—	—	5,749,511	58,117,042
Shares Redeemed	(83,198,076)	(857,156,537)	(98,150,441)	(1,008,809,604)

Net Increase (Decrease)	49,522,804	510,814,461	14,013,874	144,017,727

Class R3
Shares Sold	22,454	$230,022	136,049	$1,401,222
Shares Issued for Reinvested Dividends	—	—	2,010	20,300
Shares Redeemed	(14,312)	(146,836)	(33,492)	(344,178)

Net Increase (Decrease)	8,142	83,186	104,567	1,077,344

Class R4
Shares Sold	17,254	$177,041	70,598	$724,345
Shares Issued for Reinvested Dividends	—	—	10,838	109,500
Shares Redeemed	(51,526)	(529,526)	(425,675)	(4,402,709)

Net Increase (Decrease)	(34,272)	(352,485)	(344,239)	(3,568,864)

337

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

World Bond Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	131,649	$1,357,258	120,729	$1,253,095
Shares Issued for Reinvested Dividends	—	—	977	9,877
Shares Redeemed	(31,711)	(326,875)	(40,497)	(419,035)

Net Increase (Decrease)	99,938	1,030,383	81,209	843,937

Class R6
Shares Sold	33,425	$345,245	67,536	$692,760
Shares Issued for Reinvested Dividends	—	—	624	6,321
Shares Redeemed	(27,610)	(284,407)	(10,119)	(104,223)

Net Increase (Decrease)	5,815	60,838	58,041	594,858

Class Y
Shares Sold	13,871,008	$143,342,435	31,082,348	$321,222,240
Shares Issued for Reinvested Dividends	—	—	1,788,839	18,097,496
Shares Redeemed	(28,330,005)	(292,950,399)	(38,669,624)	(394,868,167)

Net Increase (Decrease)	(14,458,997)	(149,607,964)	(5,798,437)	(55,548,431)

Class F(1)
Shares Sold	15,270,337	$157,895,932	—	$—
Shares Redeemed	(53,125)	(549,598)	—	—

Net Increase (Decrease)	15,217,212	157,346,334	—	—

Total Net Increase (Decrease)	37,461,821	$387,115,174	(6,682,343)	$(64,984,327)

(1)	Inception date of class was February 28, 2017.

11.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $375 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended April 30, 2017, none of the Funds had borrowings under this facility.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to

338

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

In July 2007, the Floating Rate Fund and more than 60 other lenders (known collectively as the “Transeastern Lenders”) accepted the payoff of a guarantee from Tousa, Inc. (“Tousa”), a Florida homebuilder. In order to fund the payoff, Tousa borrowed money from certain new lenders and secured the loan by granting liens to the new lenders on the assets of certain Tousa subsidiaries (the “Subsidiaries”). Tousa entered bankruptcy in January 2008. In July 2008, a committee of creditors of the Subsidiaries (the “Committee”) brought suit against the Transeastern Lenders alleging that the Subsidiaries had received no benefit in return for the liens on their assets, that the Subsidiaries were co-borrowers on the loan from the new lenders, and that the Transeastern Lenders received the value of the liens when the Transeastern Lenders accepted the payoff. The Subsidiaries sought the avoidance of their liens and the return of the value of those liens to the bankruptcy estate. On October 13, 2009, the bankruptcy court in the Southern District of Florida ruled in favor of the Committee, avoided the liens, and ordered the Transeastern Lenders to return the payoff amount to the bankruptcy estate. The Transeastern Lenders, together with the Fund, appealed the decision to the district court. On February 11, 2011, the District Court ruled in favor of the Transeastern Lenders and the Fund and quashed the bankruptcy court opinion. The Committee appealed to the Eleventh Circuit. The Eleventh Circuit reinstated the bankruptcy court opinion, but remanded back to the District Court on the question of remedies. The District Court then in turn remanded one issue back to the bankruptcy court for a report and recommendation. On April 1, 2016, the bankruptcy court issued its report and recommendation, which was unfavorable in many respects to the Transeastern Lenders. On March 8, 2017, the District Court accepted the report and recommendation and ordered the Transeastern Lenders to disgorge and return the payoff amount, plus prejudgment interest. The Transeastern Lenders have appealed this decision to the Eleventh Circuit. If the decision is upheld on appeal, the Fund would be required to return approximately $3-3.5 million to the bankruptcy estate. Management of the Fund believes resolution of this matter will not have a material impact on the Fund’s financial statements.

13.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Recent Accounting Pronouncement:

In August 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in

339

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

securitization transactions; and, separately identifiable cash flows and application of the predominance principle. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is required to be presented for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

15.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2017, events and transactions subsequent to April 30, 2017, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

340

Fixed Income Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

341

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Customer Privacy Notice

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and

protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates, to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2017

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with any Fund sub-adviser.

MFSAR-FI17 6/17    201766    Printed in U.S.A.

HARTFORDFUNDS

Our benchmark is the investor.®

Alternative Funds

Semi-Annual Report

April 30, 2017 (Unaudited)

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing with Hartford Funds. We are pleased to present you with the Semi-Annual Report, which covers the period from November 1, 2016 through April 30, 2017.

Market Review

With the exception of a brief dip ahead of the US presidential election in

November, US stocks, as measured by the S&P 500 Index,1 kept an upward trajectory during the six months ended April 30, 2017. That positive momentum helped push the Index to a nearly 12% gain for 2016, and started 2017 off with just under a 7% return through April 30.

The primary driver of market progress during the period was the outcome of the presidential election. Markets viewed the incoming Trump administration as a positive for businesses and investors, and that optimism carried through past the inauguration. Positive job reports and a growing domestic economy reflected this optimism and have served as the basis of the US Federal Reserve’s continued interest-rate hike cycle that began in December 2015. At the time of this writing, consensus expectations were for a continued gradual rate-hike pace by the Federal Reserve, which should help markets better digest and account for such changes.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. Uncertainty surrounding potential policy changes by the Trump administration, other European elections, and Britain’s “Brexit” undertaking to leave the European Union could all influence markets or cause an uptick in volatility.

For this reason, we encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets with confidence. Regardless of the political environment, your advisor can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing with Hartford Funds. For the most up-to-date information on our mutual funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Alternative Funds

The Hartford Global Real Asset Fund (consolidated) inception 05/28/2010

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide long-term total returns that outpace inflation over a macroeconomic cycle.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Global Real Asset A3	2.17%	4.83%	-3.41%	-1.18%
Global Real Asset A4	-3.45%	-0.94%	-4.49%	-1.99%
Global Real Asset C3	1.89%	4.10%	-4.11%	-1.91%
Global Real Asset C4	0.89%	3.10%	-4.11%	-1.91%
Global Real Asset I3	2.31%	5.10%	-3.15%	-0.93%
Global Real Asset R3[3]	2.20%	4.61%	-3.61%	-1.41%
Global Real Asset R4[3]	2.34%	5.01%	-3.34%	-1.13%
Global Real Asset R5[3]	2.39%	5.17%	-3.12%	-0.88%
Global Real Asset Y3	2.39%	5.18%	-3.06%	-0.83%
Global Real Asset F3	2.31%	5.10%	-3.15%	-0.93%
MSCI All Country World Commodity Producers Index (Net)	4.23%	6.64%	-3.79%	-0.52%
Bloomberg Barclays U.S. TIPS 1-10 Year Index	0.13%	1.64%	0.47%	2.44%
Bloomberg Commodity Index Total Return	-0.76%	-1.32%	-9.74%	-5.49%
Global Real Asset Fund Blended Index	2.33%	4.17%	-2.59%	0.42%
MSCI All Country World Commodity Producers Index (Gross)	4.51%	7.28%	-3.20%	0.03%
Former Global Real Asset Fund Blended Index	2.49%	4.52%	-2.26%	0.72%

[1]	Not Annualized
[2]	Inception: 05/28/2010
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to

1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Effective 3/1/17, the Fund changed its benchmark from the MSCI All Country World Commodity Producers Index (Gross) to the MSCI All Country World Commodity Producers Index (Net). Hartford Funds Management Company, LLC, the investment manager, believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

2

The Hartford Global Real Asset Fund (consolidated) inception 05/28/2010

MSCI All Country World Commodity Producers Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that is designed to reflect the performance of listed commodity producers across three industry (or sub-industry) categories as defined by the Global Industry Classification Standard (GICS®): energy, metals and agriculture.

Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S currency, and have maturities of 1 to 10 years.

Bloomberg Commodity Index Total Return (formerly Dow Jones UBS Commodities Index) (reflects no deduction for fees, expenses or taxes) is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (LME).

Global Real Asset Fund Blended Index is calculated by Hartford Funds Management Company, LLC (“HFMC”) and represents the weighted return of 55% MSCI All Country World Commodity Producers Index (Net), 35% Bloomberg Barclays U.S. TIPS 1-10 Year Index and 10% Bloomberg Commodity Index Total Return. The Former Global Real Asset Fund Blended Index is calculated by HFMC, and represents the weighted return of 55% MSCI All Country World Commodity Producers Index (Gross), 35% Bloomberg Barclays U.S. TIPS 1-10 Year Index and 10% Bloomberg Commodity Index Total Return.

MSCI All Country World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization index that is designed to reflect the performance of listed commodity producers across three industry (or sub-industry) categories as defined by the Global Industry Classification Standard (GICS®): energy, metals and agriculture.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from HFMC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

3

The Hartford Global Real Asset Fund (consolidated)

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Global Real Asset Class A	1.26%	1.62%
Global Real Asset Class C	2.01%	2.31%
Global Real Asset Class I	1.01%	1.19%
Global Real Asset Class R3	1.51%	1.97%
Global Real Asset Class R4	1.21%	1.51%
Global Real Asset Class R5	0.96%	1.24%
Global Real Asset Class Y	0.91%	1.15%
Global Real Asset Class F	0.91%	1.10%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown included acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Consolidated Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The Fund’s focus on investments in the commodities market and the natural-resource sector may increase the Fund’s liquidity risk, volatility and risk of loss if there are adverse economic consequences in these sectors. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. The value of inflation-protected securities generally fluctuates with changes in real interest rates, and the market for these securities may be less developed or liquid, and more volatile, than other securities markets. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. By investing in a Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with a non U.S. subsidiary and its investments. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	0.7%
Consumer Staples	2.8
Energy	36.2
Financials	4.6
Industrials	2.2
Information Technology	0.7
Materials	13.3
Real Estate	0.4
Telecommunication Services	0.7
Utilities	3.6

Total	65.2%

Fixed Income Securities
Convertible Bonds	0.0%*
Corporate Bonds	0.7
Foreign Government Obligations	1.5
U.S. Government Securities	19.1

Total	21.3%

Short-Term Investments	11.8
Purchased Options	0.1
Other Assets & Liabilities	1.6

Total	100.0%

*	Percentage rounds to zero.

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

The Hartford Global Real Asset Fund (consolidated)

Fund Summary – (continued)

April 30, 2017 (Unaudited)

Composition by Country

as of April 30, 2017

Country	Percentage of Net Assets
Argentina	0.2%
Australia	2.4
Austria	0.1
Bermuda	0.0	*
Brazil	2.4
Canada	7.0
Chile	0.0	*
China	0.5
Denmark	0.2
France	2.4
Germany	0.6
Hong Kong	0.8
India	0.5
Indonesia	0.1
Ireland	0.1
Italy	2.8
Japan	5.1
Jersey	0.2
Kazakhstan	0.0	*
Luxembourg	0.5
Malaysia	0.1
Mexico	0.4
Netherlands	4.4
New Zealand	0.3
Norway	1.3
Peru	0.1
Poland	0.0	*
Russia	2.2
Singapore	0.3
South Africa	0.8
South Korea	0.6
Spain	0.9
Sweden	0.1
Switzerland	1.1
Taiwan	0.2
Thailand	0.4
Turkey	0.0	*
Ukraine	0.0	*
United Arab Emirates	0.0	*
United Kingdom	5.0
United States	42.4
Short-Term Investments	11.8
Other Assets & Liabilities	1.6
Purchased Options	0.1

Total	100.0%

*	Percentage rounds to zero.

5

Hartford Long/Short Global Equity Fund inception 08/29/2014

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	Since Inception[2]
Long/Short Global Equity A3	9.50%	13.62%	4.86%
Long/Short Global Equity A4	3.48%	7.37%	2.66%
Long/Short Global Equity C3	9.36%	12.96%	4.16%
Long/Short Global Equity C4	8.36%	11.96%	4.16%
Long/Short Global Equity I3	9.65%	13.87%	5.10%
Long/Short Global Equity Y3	9.64%	13.85%	5.14%
Long/Short Global Equity F3	9.55%	13.77%	5.07%
MSCI All Country World Index (Net)	11.76%	15.14%	4.02%
Hedge Fund Research, Inc. Equity Hedge Index	5.14%	6.64%	0.45%
MSCI All Country World Index (Gross)	12.06%	15.77%	4.58%

[1]	Not Annualized
[2]	Inception: 08/29/2014
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Effective 3/1/17, the Fund changed its benchmark from the MSCI All Country World Index (Gross) to the MSCI All Country World Index (Net). Hartford Funds Management Company, LLC, the investment manager, believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

Hedge Fund Research, Inc. Equity Hedge Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index of accounts that maintain positions both long and short in primarily equity and equity derivative securities.

MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

6

Hartford Long/Short Global Equity Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Long/Short Global Equity Class A	3.56%	3.94%
Long/Short Global Equity Class C	4.31%	4.67%
Long/Short Global Equity Class I	3.31%	3.68%
Long/Short Global Equity Class Y	3.16%	3.71%
Long/Short Global Equity Class F	3.16%	3.66%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. When the Fund engages in short selling, substantial losses can result, and the investment of the proceeds from these transactions uses leverage, which may increase the volatility of the Fund’s returns and could cause the Fund to underperform. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Small-cap securities can have greater risk and volatility than large-cap securities. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Long Positions
Equity Securities
Consumer Discretionary	17.1%
Consumer Staples	6.5
Energy	4.4
Financials	22.7
Health Care	9.1
Industrials	22.7
Information Technology	15.2
Materials	9.2
Real Estate	7.6
Telecommunication Services	3.4
Utilities	2.2

Total	120.1%

Short-Term Investments	0.7
Securities Sold Short
Equity Securities
Consumer Discretionary	(7.9)%
Consumer Staples	(3.3)
Energy	(2.5)
Financials	(10.7)
Health Care	(4.2)
Industrials	(9.8)
Information Technology	(7.6)
Materials	(5.4)
Real Estate	(4.3)
Telecommunication Services	(1.7)
Utilities	(1.1)

Total	(58.5)

Other Assets & Liabilities	37.7

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Hartford Long/Short Global Equity Fund

Fund Summary – (continued)

April 30, 2017 (Unaudited)

Composition by Country - Long Positions

as of April 30, 2017

Country	Percentage of Net Assets
Australia	1.3%
Brazil	1.1
Canada	4.4
China	4.6
France	4.8
Germany	0.3
Greece	0.8
Hong Kong	1.3
India	2.7
Indonesia	0.6
Ireland	2.1
Italy	2.2
Japan	11.3
Luxembourg	1.1
Mexico	2.3
Netherlands	1.0
New Zealand	1.9
Norway	1.3
Philippines	0.6
Russia	0.6
South Korea	1.5
Spain	3.7
Sweden	1.4
Taiwan	2.9
Thailand	0.6
United Kingdom	6.0
United States	55.4
Short-Term Investments	0.7

Total Long Positions	118.5
Securities Sold Short	(56.2)
Other Assets & Liabilities	37.7

Total	100.0%

Composition by Country - Securities Sold Short

as of April 30, 2017

Country	Percentage of Net Assets
Australia	(3.0)%
Austria	(0.6)
Belgium	(0.6)
Canada	(0.8)
China	(0.3)
France	(0.8)
Germany	(1.0)
Hong Kong	(0.6)
Italy	(0.6)
Japan	(7.2)
Jersey	(0.2)
Mexico	(1.1)
Monaco	(0.3)
Netherlands	(0.2)
Singapore	(1.0)
South Africa	(2.4)
Spain	(0.6)
Sweden	(0.6)
United Kingdom	(3.7)
United States	(32.9)

Total	(58.5)%

8

Hartford Real Total Return Fund inception 11/29/2013

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term real total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	Since Inception[2]
Real Total Return A3	0.80%	5.27%	-2.57%
Real Total Return A4	-4.74%	-0.52%	-4.17%
Real Total Return C3	0.47%	4.51%	-3.28%
Real Total Return C4	-0.53%	3.51%	-3.28%
Real Total Return I3	0.91%	5.46%	-2.28%
Real Total Return R3[3]	1.27%	5.55%	-2.73%
Real Total Return R4[3]	0.92%	5.39%	-2.57%
Real Total Return R5[3]	0.91%	5.59%	-2.31%
Real Total Return Y3	0.91%	5.58%	-2.25%
Real Total Return F3	1.02%	5.58%	-2.25%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	0.23%	0.39%	0.17%
Consumer Price Index + 5%	3.66%	7.20%	6.41%

[1]	Not Annualized
[2]	Inception: 11/29/2013
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Bank of America Merrill Lynch 3-Month U.S Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is a subset of The Bank of America Merrill Lynch 0-1 Year U.S. Treasury Index including all securities with a remaining term to final maturity less than 3 months.

Consumer Price Index (CPI) + 5% (reflects no deduction for fees, expenses or taxes) is a custom benchmark created by adding 5% to the annual percentage change in the CPI. The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. The Fund measures its performance against its secondary performance benchmark, the Consumer Price Index +5%, over a full market cycle, which typically lasts several years. At certain periods during a market cycle, the Fund’s performance may not be in line with that of the secondary performance benchmark and there can be no assurance the CPI or any other index will reflect the exact level of inflation at any given time.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

9

Hartford Real Total Return Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Real Total Return Class A	1.47%	1.54%
Real Total Return Class C	2.22%	2.31%
Real Total Return Class I	1.22%	1.23%
Real Total Return Class R3	1.77%	1.86%
Real Total Return Class R4	1.47%	1.57%
Real Total Return Class R5	1.17%	1.26%
Real Total Return Class Y	1.12%	1.20%
Real Total Return Class F	1.07%	1.15%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. The value of inflation-protected securities generally fluctuates with changes in real interest rates, and the market for these securities may be less developed or liquid, and more volatile, than other securities markets. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. The Fund may invest in structured securities that do not have an active trading market, making them difficult to value and sell. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Country

as of April 30, 2017

Country	Percentage of Net Assets
Australia	0.7%
Austria	0.5
Belgium	0.5
Brazil	0.3
Canada	3.3
China	1.3
Colombia	0.0	*
Denmark	0.4
Finland	0.4
France	4.5
Germany	0.2
Hong Kong	0.3
India	0.1
Ireland	0.5
Israel	0.4
Italy	2.7
Japan	12.7
Jersey	0.1
Luxembourg	0.2
Mexico	0.6
Netherlands	0.9
Norway	1.0
Peru	0.0	*
Portugal	0.1
Russia	1.0
Singapore	0.3
South Africa	0.3
South Korea	0.4
Spain	1.0
Sweden	1.0
Switzerland	0.5
Taiwan	0.3
Thailand	0.0	*
Turkey	0.2
United Kingdom	10.2
United States	34.9
Short-Term Investments	10.2
Other Assets & Liabilities	7.0
Purchased Options	1.0

Total	100.0%

*	Percentage rounds to zero.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	51.4%
Exchange Traded Funds	6.7

Total	58.1%

Fixed Income Securities
Corporate Bonds	1.6%
Foreign Government Obligations	22.1

Total	23.7%

Short-Term Investments	10.2
Purchased Options	1.0
Other Assets & Liabilities	7.0

Total	100.0%

10

Alternative Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2016 through April 30, 2017, except as indicated below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to a Fund’s annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Hartford Global Real Asset Fund (consolidated)

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,021.70	$6.27		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class C	$1,000.00	$1,018.90	$10.01		$1,000.00	$1,014.88	$9.99	2.00%	181	365
Class I	$1,000.00	$1,023.10	$4.92		$1,000.00	$1,019.94	$4.91	0.98%	181	365
Class R3	$1,000.00	$1,022.00	$7.52		$1,000.00	$1,017.36	$7.50	1.50%	181	365
Class R4	$1,000.00	$1,023.40	$6.02		$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class R5	$1,000.00	$1,023.90	$4.77		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class Y	$1,000.00	$1,023.90	$4.52		$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class F(2)	$1,000.00	$986.60	$1.49	(3)	$1,000.00	$1,020.33	$4.51	0.90%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

11

Alternative Funds

Expense Examples (Unaudited) – (continued)

Hartford Long/Short Global Equity Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,095.00	$19.69		$1,000.00	$1,006.00	$18.85	3.79%	181	365
Class C	$1,000.00	$1,093.60	$21.80		$1,000.00	$1,003.97	$20.87	4.20%	181	365
Class I	$1,000.00	$1,096.50	$18.87		$1,000.00	$1,006.79	$18.06	3.63%	181	365
Class Y	$1,000.00	$1,096.40	$18.71		$1,000.00	$1,006.94	$17.86	3.60%	181	365
Class F(2)	$1,000.00	$1,020.90	$5.18	(3)	$1,000.00	$1,009.57	$15.30	3.07%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

Hartford Real Total Return Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,008.00	$6.97		$1,000.00	$1,017.85	$7.00	1.40%	181	365
Class C	$1,000.00	$1,004.70	$10.69		$1,000.00	$1,014.13	$10.74	2.15%	181	365
Class I	$1,000.00	$1,009.10	$5.73		$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class R3	$1,000.00	$1,012.70	$7.54		$1,000.00	$1,017.31	$7.55	1.51%	181	365
Class R4	$1,000.00	$1,009.20	$6.78		$1,000.00	$1,018.05	$6.81	1.36%	181	365
Class R5	$1,000.00	$1,009.10	$5.48		$1,000.00	$1,019.34	$5.51	1.10%	181	365
Class Y	$1,000.00	$1,009.10	$5.23		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class F(2)	$1,000.00	$990.00	$1.49	(3)	$1,000.00	$1,019.84	$5.01	1.00%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

12

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 64.1%
	Automobiles & Components - 0.3%
18,970	NOK Corp.	$452,157
19,985	Toyoda Gosei Co., Ltd.	531,125

		983,282

	Banks - 2.2%
85,101	Banca Popolare dell’Emilia Romagna SC	465,559
157,476	CaixaBank S.A.	715,011
23,250	Dah Sing Financial Holdings Ltd.	176,255
91,862	HSBC Holdings plc	757,523
15,632	KB Financial Group, Inc.	687,142
110,990	Mitsubishi UFJ Financial Group, Inc.	703,299
294,720	Mizuho Financial Group, Inc.	538,727
68,126	Standard Chartered plc*	636,664
20,565	Sumitomo Mitsui Financial Group, Inc.	763,591
18,555	Sumitomo Mitsui Trust Holdings, Inc.	635,615
41,447	UniCredit S.p.A.*	674,860

		6,754,246

	Capital Goods - 1.2%
1,437	AGCO Corp.	91,954
18,227	Arconic, Inc.	498,144
91,677	Beijing Enterprises Holdings Ltd.	447,497
59,200	Chiyoda Corp.	393,594
15,185	Cie de Saint-Gobain	819,334
3,730	CNK International Co., Ltd.*(1)(2)	1,016
1,417	Deere & Co.	158,151
8,254	Fosun International Ltd.	12,484
23,550	Japan Steel Works Ltd.	378,077
10,495	Kubota Corp.	165,326
919	NOW, Inc.*	15,632
6,779	Vinci S.A.	577,832

		3,559,041

	Commercial & Professional Services - 0.2%
199,276	Hays plc	442,212

	Diversified Financials - 0.4%
2,984,870	G-Resources Group Ltd.	52,572
7,434	Julius Baer Group Ltd.*	387,658
44,434	UBS Group AG	758,526
50,845	Uranium Participation Corp.*	146,011

		1,344,767

	Energy - 36.2%
32,141	Anadarko Petroleum Corp.	1,832,680
5,158	Apache Corp.	250,885
8,148	Arch Coal, Inc. Class A*	572,316
3,196	Baker Hughes, Inc.	189,747
2,207	Baytex Energy Corp.*	6,665
722,355	BP plc	4,135,199
27,354	BP plc ADR	938,789
497,669	Buru Energy Ltd.*	63,127
31,193	Cabot Oil & Gas Corp.	724,925
119	California Resources Corp.*	1,392
50,101	Callon Petroleum Co.*	593,196
8,662	Cameco Corp.	83,063
68,795	Canadian Natural Resources Ltd.	2,191,499
8,457	Cenovus Energy, Inc.	84,319
26,821	Centennial Resource Development, Inc. Class A*	442,278
72,148	Chevron Corp.	7,698,192
548,000	China Oilfield Services Ltd. Class H	504,481

Shares or Principal Amount		Market Value†
COMMON STOCKS - 64.1% - (continued)
	Energy - 36.2% - (continued)
8,267	Cimarex Energy Co.	$964,594
2,723	Concho Resources, Inc.*	344,895
58,899	ConocoPhillips	2,821,851
42,836	Cosan Ltd. Class A	329,409
7,211	Denbury Resources, Inc.*	16,008
4,955	Devon Energy Corp.	195,673
11,902	Diamondback Energy, Inc.*	1,188,296
25,995	Enbridge, Inc.	1,077,486
60,492	EnCana Corp.	647,440
271,729	Eni S.p.A.	4,214,791
12,901	Eni S.p.A. ADR	399,673
3,399	Ensco plc Class A	26,818
29,042	EOG Resources, Inc.	2,686,385
5,843	EQT Corp.	339,712
15,425	Extraction Oil & Gas, Inc.*	241,401
169,264	Exxon Mobil Corp.	13,820,406
460,597	Gazprom PJSC ADR	2,186,707
10,591	Halliburton Co.	485,915
26,992	Hess Corp.	1,318,019
46,556	Hunting plc	338,695
97,011	Husky Energy, Inc.*	1,120,027
4,467	Imperial Oil Ltd.	129,856
191,970	Inpex Corp.	1,839,538
24,510	Japan Petroleum Exploration Co., Ltd.	535,888
12,149	KazMunaiGas Exploration Production JSC GDR*	117,845
63,676	Kelt Exploration Ltd.*	313,470
48,033	Laredo Petroleum, Inc.*	617,704
35,027	Lukoil PJSC ADR	1,738,623
11,047	Marathon Oil Corp.	164,269
7,581	Marathon Petroleum Corp.	386,176
4,307	Murphy Oil Corp.	112,757
8,147	Nabors Industries Ltd.	84,240
3,680	National Oilwell Varco, Inc.	128,690
47,036	Newfield Exploration Co.*	1,628,386
4,675	Noble Energy, Inc.	151,143
4,981	Novatek PJSC GDR	603,037
60,101	Occidental Petroleum Corp.	3,698,616
20,560	Painted Pony Petroleum Ltd.*	75,309
13,484	Parsley Energy, Inc. Class A*	401,688
7,659	Pembina Pipeline Corp.	244,069
304,240	Petroleo Brasileiro S.A. ADR*	2,701,864
90,296	Petronet LNG Ltd.	594,287
6,176	Phillips 66	491,363
12,603	Pioneer Natural Resources Co.	2,180,193
4,448	Plains GP Holdings L.P. Class A	132,417
952	PrairieSky Royalty Ltd.	20,748
43,335	ProPetro Holding Corp.*	587,189
185,000	PTT Exploration & Production PCL	520,129
63,809	QEP Resources, Inc.*	753,584
55,991	Raging River Exploration, Inc.*	326,910
2,784	Range Resources Corp.	73,748
97,004	Repsol S.A.	1,531,047
5,744	Resolute Energy Corp.*	215,113
22,660	Rice Energy, Inc.*	482,431
209,884	Royal Dutch Shell plc Class A	5,450,356
67,345	Royal Dutch Shell plc Class A, ADR	3,514,736
134,089	Royal Dutch Shell plc Class B	3,567,701
12,875	Royal Dutch Shell plc Class B, ADR	696,795
2,090,744	Saipem S.p.A.*	899,938

The accompanying notes are an integral part of these financial statements.

13

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 64.1% - (continued)
	Energy - 36.2% - (continued)
14,552	Schlumberger Ltd.	$1,056,330
5,493	Schoeller-Bleckmann Oilfield Equipment AG	383,486
6,862	Select Energy Services, Inc. Class A*	105,469
21,830	Seven Generations Energy Ltd. Class A*	386,529
89,231	Snam S.p.A.	394,228
30,388	SRC Energy, Inc.*	229,126
130,468	Statoil ASA	2,148,663
16,500	Statoil ASA ADR	271,095
104,168	Suncor Energy, Inc.	3,266,709
158,660	Surgutneftegas OJSC ADR	776,273
15,161	Targa Resources Corp.	835,826
5,249	Tenaris S.A. ADR	163,926
86,149	Tidewater Midstream and Infrastructure Ltd.	84,568
60,202	Total S.A.	3,090,361
37,101	Total S.A. ADR	1,898,458
21,559	TransCanada Corp.	1,000,996
6,081	Valero Energy Corp.	392,893
4,684	Vermilion Energy, Inc.	164,912
77,146	Weatherford International plc*	445,132
46,290	Whiting Petroleum Corp.*	384,207
63,016	Woodside Petroleum Ltd.	1,516,888
38,446	WPX Energy, Inc.*	458,661
22,287	YPF S.A. ADR	575,673

		112,819,216

	Food & Staples Retailing - 0.2%
1,713	Andersons, Inc.	63,981
191,029	J Sainsbury plc	681,105

		745,086

	Food, Beverage & Tobacco - 2.6%
7,738	Adecoagro S.A.*	85,814
6,686	Archer-Daniels-Midland Co.	305,885
79,837	Astra Agro Lestari Tbk PT	86,252
34,858	Australian Agricultural Co., Ltd.*	44,973
5,663	Bakkafrost P/F	191,865
67,575	BRF S.A.	847,123
238,650	Bumitama Agri Ltd.	126,193
4,436	Bunge Ltd.	350,577
167,645	Charoen Pokphand Foods PCL	129,647
188,875	China Agri-Industries Holdings Ltd.*	93,424
17,781	Darling Ingredients, Inc.*	269,027
203,365	Felda Global Ventures Holdings Bhd	99,631
183,670	First Resources Ltd.	246,275
2,622	Fresh Del Monte Produce, Inc.	160,729
17,999	Glanbia plc	351,776
260,545	Golden Agri-Resources Ltd.	67,028
11,132	GrainCorp Ltd. Class A	74,241
1,885	Gruma S.A.B. de C.V. Class B	25,138
1,645	Hokuto Corp.	30,867
4,993	Hormel Foods Corp.	175,154
3,878	Ingredion, Inc.	480,174
64,540	IOI Corp. Bhd	68,206
79,660	JBS S.A.	257,749
5,611	Kernel Holding S.A.	99,922
33,105	Kuala Lumpur Kepong Bhd	186,993
131,765	Marfrig Global Foods S.A.*	299,725
8,545	MHP S.A. GDR	88,014
78,555	Minerva S.A.	249,966
25,271	NEW Zealand King Salmon Investments Ltd.	22,903
9,840	NH Foods Ltd.	280,469

Shares or Principal Amount		Market Value†
COMMON STOCKS - 64.1% - (continued)
	Food, Beverage & Tobacco - 2.6% - (continued)
6,249	Origin Enterprises plc	$50,712
4,792	Pilgrim’s Pride Corp.	124,400
12,300	Prima Meat Packers Ltd.	56,679
18,359	PureCircle Ltd.*	78,469
5,089	S&W Seed Co.*	24,427
10,879	Salmar ASA	258,132
53,705	Sao Martinho S.A.	301,176
3,455	Select Harvests Ltd.	14,064
28,745	SLC Agricola S.A.	177,503
28,984	Tate & Lyle plc	284,238
1,758	Tyson Foods, Inc. Class A	112,969
281,145	Wilmar International Ltd.	714,128

		7,992,637

	Insurance - 0.9%
44,974	Assicurazioni Generali S.p.A.	712,389
30,485	Dai-ichi Life Holdings, Inc.	519,465
1,126,701	Shin Kong Financial Holding Co., Ltd.*	300,274
56,781	Storebrand ASA	374,139
50,660	T&D Holdings, Inc.	753,291
23,866	Tongyang Life Insurance Co., Ltd.	210,483

		2,870,041

	Materials - 13.3%
3,199	African Rainbow Minerals Ltd.	20,222
11,327	Agnico Eagle Mines Ltd.	541,770
7,685	Agrium, Inc.	721,294
5,909	Alcoa Corp.	199,311
2,744	Allegheny Technologies, Inc.	50,352
184,003	Alrosa PAO*	317,107
72,939	Alumina Ltd.	100,128
45,842	Aluminum Corp. of China Ltd. Class H*	22,531
1,507	American Vanguard Corp.	25,242
22,693	Anglo American Platinum Ltd.*	560,370
93,513	Anglo American plc*	1,338,868
13,060	AngloGold Ashanti Ltd.	149,562
4,862	AngloGold Ashanti Ltd. ADR	55,573
10,875	Antofagasta plc	117,991
63,680	ArcelorMittal*	498,249
1,939	ArcelorMittal South Africa Ltd.*	1,089
103,974	Barrick Gold Corp.	1,738,323
89,133	BHP Billiton Ltd.	1,586,918
18,400	BHP Billiton Ltd. ADR	655,040
56,955	BHP Billiton plc	868,290
16,800	BHP Billiton plc ADR	516,264
7,437	Boliden AB	212,462
1,619	CAP S.A.	16,908
50,585	Centerra Gold, Inc.	261,254
30,665	CF Industries Holdings, Inc.	819,982
298,578	China Steel Corp.	239,285
16,510	Cia de Minas Buenaventura SAA ADR	198,285
15,907	Cia Siderurgica Nacional S.A.*	38,840
2,700	Cliffs Natural Resources, Inc.*	18,144
1,470	Daido Steel Co., Ltd.	8,185
211,129	Eldorado Gold Corp.	772,515
38,817	Eregli Demir ve Celik Fabrikalari T.A.S.	71,105
3,842	Feng Hsin Steel Co. Ltd.	6,490
35,260	Fertilizantes Heringer S.A.*	44,102
23,739	First Quantum Minerals Ltd.	226,251
40,824	Fortescue Metals Group Ltd.	161,812
8,432	Franco-Nevada Corp.	574,388

The accompanying notes are an integral part of these financial statements.

14

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 64.1% - (continued)
	Materials - 13.3% - (continued)
40,604	Freeport-McMoRan, Inc.*	$517,701
12,490	Fresnillo plc	234,839
25,754	Gerdau S.A. (Preference Shares)	79,516
332,246	Glencore plc*	1,305,773
189,606	Gold Fields Ltd.	621,436
17,076	Gold Fields Ltd. ADR	55,497
47,674	Goldcorp, Inc.	665,529
107,027	Grupo Mexico S.A.B. de C.V. Series B	312,748
4,530	Harmony Gold Mining Co., Ltd.	9,809
13,604	Hecla Mining Co.	74,142
27,948	Hindalco Industries Ltd.	86,482
5,316	Hitachi Metals Ltd.	74,447
2,199	Hyundai Steel Co.	105,919
15,886	Iluka Resources Ltd.	99,828
143,152	Impala Platinum Holdings Ltd.*	459,347
3,994	Industrias CH S.A.B. de C.V. Series B*	21,450
11,453	Intrepid Potash, Inc.*	20,730
95,180	Ivanhoe Mines Ltd. Class A*	333,989
13,768	JFE Holdings, Inc.	234,835
36,253	Jiangxi Copper Co., Ltd. Class H	56,474
36,350	JSR Corp.	664,317
17,187	JSW Steel Ltd.	53,166
4,017	KGHM Polska Miedz S.A.	127,251
187,779	Kinross Gold Corp.*	655,349
7,314	Kobe Steel Ltd.*	64,978
241	Korea Zinc Co., Ltd.	90,083
467	Koza Altin Isletmeleri AS*	2,538
2,375	Kumba Iron Ore Ltd.*	30,876
4,110	Kumiai Chemical Industry Co., Ltd.	23,716
18,665	Kyoei Steel Ltd.	301,791
12,926	LafargeHolcim Ltd.*	733,013
29,019	Lonmin plc*	41,346
1,163	Maruichi Steel Tube Ltd.	32,979
3,075	Mitsubishi Materials Corp.	91,564
14,677	MMC Norilsk Nickel PJSC ADR	225,465
13,045	Monsanto Co.	1,521,177
31,183	Mosaic Co.	839,758
18,795	Neturen Co., Ltd.	155,238
43,120	Newcrest Mining Ltd.	691,789
50,337	Newmont Mining Corp.	1,701,894
21,162	Nippon Steel & Sumitomo Metal Corp.	476,579
33,702	Norsk Hydro ASA	192,056
3,390	Northam Platinum Ltd.*	12,607
15,110	Northern Star Resources Ltd.	49,127
1,124	Novolipetsk Steel PJSC GDR	21,311
648	Novozymes AS Class B	27,976
13,197	Nucor Corp.	809,372
12,272	Nufarm Ltd.	93,270
2,394	OZ Minerals Ltd.	12,712
64,420	Pacific Metals Co., Ltd.*	209,246
14,803	Petra Diamonds Ltd.*	24,867
1,912	POSCO	451,391
45,450	Potash Corp. of Saskatchewan, Inc.	766,462
5,233	Randgold Resources Ltd. ADR	460,452
181,449	Resolute Mining Ltd.	168,473
12,133	Rio Tinto Ltd.	549,281
34,742	Rio Tinto plc	1,370,579
26,400	Rio Tinto plc ADR	1,051,248
1,170	Royal Bafokeng Platinum Ltd.*	3,092
11,509	Salzgitter AG	393,948
10,251	Sasol Ltd. ADR	312,861

Shares or Principal Amount		Market Value†
COMMON STOCKS - 64.1% - (continued)
	Materials - 13.3% - (continued)
4,882	Severstal PJSC GDR	$66,686
7,700	Sibanye Gold Ltd.	15,473
26,070	Silver Wheaton Corp.	520,618
795	Sims Metal Management Ltd.	7,299
360,275	Sinofert Holdings Ltd.	48,103
153,469	South32 Ltd.	318,328
14,000	South32 Ltd. ADR	144,760
4,234	Southern Copper Corp.	149,757
1,230	SSAB AB Class A*	5,351
1,428	SSAB AB Class B*	5,066
14,494	Sumitomo Metal Mining Co., Ltd.	196,270
2,990	Syngenta AG*	1,389,553
9,091	Tata Steel Ltd.	63,425
20,667	Teck Resources Ltd. Class B	428,699
10,534	ThyssenKrupp AG	251,031
43,660	Tokyo Steel Manufacturing Co., Ltd.	325,315
24,543	Turquoise Hill Resources Ltd.*	66,884
3,100	United States Steel Corp.	69,192
10,651	Usinas Siderurgicas de Minas Gerais S.A. Class A, (Preference Shares)*	14,295
34,143	Vale S.A.	295,493
55,445	Vale S.A. (Preference Shares)	458,715
24,330	Vedanta Ltd.	91,998
3,824	Vicat S.A.	272,009
3,126	Voestalpine AG	130,321
143,691	Western Areas Ltd.*	238,477
60,026	Yamana Gold, Inc.	161,383
12,402	Yamato Kogyo Co., Ltd.	310,203
20,277	Yara International ASA	754,000
295,790	Zijin Mining Group Co., Ltd. Class H	104,973

		41,533,868

	Media - 0.3%
15,988	Comcast Corp. Class A	626,569
11,292	SES S.A.	246,805

		873,374

	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
2,946	Genus plc	65,438

	Real Estate - 0.4%
5,420	American Tower Corp. REIT	682,595
8,086	Equity LifeStyle Properties, Inc. REIT	654,238

		1,336,833

	Retailing - 0.1%
1,471	Murphy USA, Inc.*	102,337
17,645	Xebio Holdings Co., Ltd.	293,461

		395,798

	Semiconductors & Semiconductor Equipment - 0.4%
9,743	First Solar, Inc.*	287,906
52,990	Shinko Electric Industries Co., Ltd.	379,065
29,788	SunPower Corp.*	206,729
9,085	Tokyo Seimitsu Co., Ltd.	281,786

		1,155,486

	Software & Services - 0.3%
127,890	Fujitsu Ltd.	798,330

	Telecommunication Services - 0.7%
127,327	BT Group plc	502,298
20,413	KT Corp.	577,560
28,931	NTT DoCoMo, Inc.	700,045

The accompanying notes are an integral part of these financial statements.

15

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 64.1% - (continued)
		Telecommunication Services - 0.7% - (continued)
	19,000	Telefonica Brasil S.A. (Preference Shares)	$283,080

			2,062,983

		Transportation - 0.8%
	8,017	Canadian National Railway Co.	579,493
	14,782	D/S Norden A/S*	295,443
	2,378	Flughafen Zuerich AG	524,058
	9,345	Hamburger Hafen und Logistik AG	177,110
	1,620,200	Pacific Basin Shipping Ltd.*	321,812
	137,608	PostNL N.V.	681,835

			2,579,751

		Utilities - 3.6%
	14,975	Avangrid, Inc.	651,412
	124,512	Centrica plc	319,056
	64,578	Cheung Kong Infrastructure Holdings Ltd.	565,356
	611,620	China Longyuan Power Group Corp. Ltd. Class H	470,228
	34,500	Cia Paranaense de Energia (Preference Shares)	317,060
	66,960	E.ON SE	521,979
	114,712	Enel S.p.A.	545,362
	42,238	Engie S.A.	595,558
	109,271	ENN Energy Holdings Ltd.	592,345
	375,816	Guangdong Investment Ltd.	581,304
	102,011	Iberdrola S.A.	733,333
	37,511	Indraprastha Gas Ltd.	616,241
	6,719	Innogy SE(3)	247,016
	13,326	National Grid plc	172,548
	6,090	NextEra Energy, Inc.	813,380
	142,628	NTPC Ltd.	364,640
	70,161	Osaka Gas Co., Ltd.	262,629
	53,075	Power Assets Holdings Ltd.	477,362
	5,495	Sempra Energy	621,045
	17,900	Severn Trent plc	538,842
	20,999	SSE plc	378,283
	18,853	UGI Corp.	945,666

			11,330,645

		Total Common Stocks (cost $191,777,732)	$199,643,034

CORPORATE BONDS - 0.7%
		Chemicals - 0.0%
$	125,000	PolyOne Corp. 5.25%, 03/15/2023	$128,437

		Construction Materials - 0.2%
EUR	125,000	Buzzi Unicem S.p.A. 2.13%, 04/28/2023(4)	140,883
$	225,000	Eagle Materials, Inc. 4.50%, 08/01/2026	223,875
	125,000	Standard Industries, Inc. 5.38%, 11/15/2024(4)	130,313

			495,071

		Distribution/Wholesale - 0.0%
	75,000	Beacon Roofing Supply, Inc. 6.38%, 10/01/2023	80,813

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 0.7% - (continued)
		Electric - 0.0%
$	100,000	Abu Dhabi National Energy Co. PJSC 6.25%, 09/16/2019(4)	$109,302

		Home Builders - 0.1%
	100,000	Lennar Corp. 4.88%, 12/15/2023	103,500
	30,000	Toll Brothers Finance Corp. 4.00%, 12/31/2018	30,825

			134,325

		Iron/Steel - 0.0%
	75,000	AK Steel Corp. 7.63%, 10/01/2021	78,281

		Machinery-Diversified - 0.0%
	50,000	CNH Industrial Capital LLC 3.88%, 07/16/2018	51,000

		Mining - 0.1%
	10,000	New Gold, Inc. 6.25%, 11/15/2022(4)	10,200
	125,000	Teck Resources Ltd. 8.50%, 06/01/2024(3)	144,844

			155,044

		Oil & Gas - 0.3%
	25,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	24,089
	50,000	Concho Resources, Inc. 5.50%, 04/01/2023	51,844
	25,000	Continental Resources, Inc. 4.90%, 06/01/2044	21,688
	70,000	Devon Energy Corp. 5.00%, 06/15/2045	71,132
GBP	100,000	Gazprom OAO Via Gaz Capital S.A. 5.34%, 09/25/2020(4)	139,756
$	50,000	Hess Corp. 5.60%, 02/15/2041	50,506
	70,000	Marathon Oil Corp. 3.85%, 06/01/2025	69,532
	75,000	5.90%, 03/15/2018	77,520
	50,000	Matador Resources Co. 6.88%, 04/15/2023	52,750
	50,000	Newfield Exploration Co. 5.63%, 07/01/2024	52,844
	50,000	Occidental Petroleum Corp. 4.40%, 04/15/2046	51,128
	50,000	Petrobras Global Finance B.V. 5.38%, 01/27/2021	51,368
	50,000	RSP Permian, Inc. 6.63%, 10/01/2022	52,687

			766,844

		Pipelines - 0.0%
	60,000	Sunoco Logistics Partners Operations L.P. 5.95%, 12/01/2025	67,795

		Total Corporate Bonds (cost $2,033,331)	$2,066,912

The accompanying notes are an integral part of these financial statements.

16

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
		Argentina - 0.0%
EUR	125,000	Argentine Republic Government International Bond 5.00%, 01/15/2027(4)	$130,062

		Brazil - 0.1%
BRL	827,785	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2022(5)	268,532

		Canada - 0.3%
CAD	1,209,868	Canadian Government Real Return Bond 4.25%, 12/01/2021(5)	1,076,123

		Japan - 0.3%
JPY	97,022,250	Japanese Government CPI Linked Bond 0.10%, 03/10/2026(5)	917,387

		Mexico - 0.2%
MXN	8,116,434	Mexican Udibonos 2.00%, 06/09/2022(5)	406,355
	2,129,853	4.00%, 11/08/2046(5)	117,805

			524,160

		New Zealand - 0.3%
NZD	841,914	New Zealand Government Bond 2.00%, 09/20/2025(4)(5)	584,209
	253,550	2.50%, 09/20/2035(4)(5)	181,204

			765,413

		Russia - 0.2%
RUB	39,324,973	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(5)	661,583

		Thailand - 0.1%
THB	7,920,590	Thailand Government Bond 1.20%, 07/14/2021(4)(5)	225,659

		Total Foreign Government Obligations (cost $4,560,597)	$4,568,919

U.S. GOVERNMENT SECURITIES - 19.1%
		U.S. Treasury Securities - 19.1%
		U.S. Treasury Bonds - 4.2%
$	1,212,705	0.75%, 02/15/2042(5)	$1,177,044
	325,830	0.75%, 02/15/2045(5)	313,053
	1,236,086	0.88%, 02/15/2047(5)	1,229,204
	113,079	1.00%, 02/15/2046(5)	115,833
	1,201,900	1.38%, 02/15/2044(5)	1,337,006
	465,072	1.75%, 01/15/2028(5)	529,123
	2,945,352	2.00%, 01/15/2026(5)	3,348,659
	1,356,821	2.38%, 01/15/2025(5)	1,567,440
	724,704	2.38%, 01/15/2027(5)	858,146
	2,070,463	2.50%, 01/15/2029(5)	2,546,874

			13,022,382

		U.S. Treasury Notes - 14.9%
	727,657	0.13%, 04/15/2019(5)	734,395
	2,860,358	0.13%, 04/15/2020(5)	2,894,010
	616,632	0.13%, 04/15/2021(5)	622,509
	3,444,852	0.13%, 01/15/2022(5)	3,474,860
	951,596	0.13%, 04/15/2022(5)	957,776
	1,482,880	0.13%, 07/15/2022(5)	1,496,898
	5,749,056	0.13%, 01/15/2023(5)	5,761,860
	1,974,704	0.13%, 07/15/2024(5)	1,965,602
	1,092,383	0.13%, 07/15/2026(5)	1,073,301

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 19.1% - (continued)
		U.S. Treasury Notes - 14.9% - (continued)
$	4,041,573	0.25%, 01/15/2025(5)	$4,023,082
	2,145,653	0.38%, 07/15/2023(5)	2,185,549
	1,746,121	0.38%, 07/15/2025(5)	1,760,986
	1,235,309	0.38%, 01/15/2027(5)	1,238,528
	1,080,720	0.63%, 07/15/2021(5)	1,120,445
	6,185,226	0.63%, 01/15/2024(5)	6,357,497
	1,153,249	0.63%, 01/15/2026(5)	1,181,470
	2,760,317	1.13%, 01/15/2021(5)	2,900,811
	1,507,802	1.25%, 07/15/2020(5)	1,589,788
	2,813,722	1.38%, 01/15/2020(5)	2,950,171
	2,268,844	2.13%, 01/15/2019(5)	2,370,686

			46,660,224

			59,682,606

		Total U.S. Government Securities (cost $59,482,832)	$59,682,606

CONVERTIBLE BONDS - 0.0%
		Electrical Components & Equipment - 0.0%
	84,000	SunPower Corp. 0.88%, 06/01/2021	$65,520

		Oil & Gas - 0.0%
	39,000	PDC Energy, Inc. 1.13%, 09/15/2021	37,659

		Total Convertible Bonds (cost $109,514)	$103,179

EXCHANGE TRADED FUNDS - 1.1%
		Other Investment Pools & Funds - 1.1%
	51,638	PowerShares Senior Loan Portfolio	$1,202,133
	98,500	VanEck Vectors Gold Miners ETF	2,189,655

			3,391,788

		Total Exchange Traded Funds (cost $3,584,594)	$3,391,788

CONVERTIBLE PREFERRED STOCKS - 0.0%
		Energy - 0.0%
	700	Hess Corp. 8.00%	$41,755
	650	WPX Energy, Inc. Series A 6.25%	35,613

			77,368

		Total Convertible Preferred Stocks (cost $79,836)	$77,368

		Total Long-Term Investments (cost $261,628,436)	$269,533,806

The accompanying notes are an integral part of these financial statements.

17

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 11.8%
	Other Investment Pools & Funds - 11.8%
36,966,890	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$36,966,890

	Total Short-Term Investments (cost $36,966,890)	$36,966,890

Total Investments Excluding Purchased Options (cost $298,595,326)	98.3%	$306,500,696

Total Purchased Options (cost $235,103)	0.1%	$162,266

Total Investments (cost $298,830,429)^	98.4%	$306,662,962
Other Assets and Liabilities	1.6%	4,979,898

Total Net Assets	100.0%	$311,642,860

The accompanying notes are an integral part of these financial statements.

18

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2017, the Fund invested 19.4% of its total assets in the Subsidiary.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$14,827,203
Unrealized Depreciation	(6,994,670)

Net Unrealized Appreciation	$7,832,533

*	Non-income producing.

(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of this security was $1,016, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
01/2013	3,730	CNK International Co., Ltd.	$20,155

At April 30, 2017, the value of this security was $1,016, which represented 0.0% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $391,860, which represented 0.1% of total net assets.

(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $1,651,588, which represented 0.5% of total net assets.

(5)	The principal amount for these securities is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

OTC Option Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
USD Put/RUB Call	GSC	54.00 RUB per USD	12/12/17	USD	17,260,378	$96,244	$155,309	$(59,065)

Total purchased option contracts					17,260,378	$96,244	$155,309	$(59,065)

The accompanying notes are an integral part of these financial statements.

19

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Exchange Traded Option Contracts Outstanding at April 30, 2017
Description	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
Corn Future Option	380.00 USD	06/23/17	USD	15	$5,250	$5,286	$(36)
Crude Oil Future Option	50.00 USD	05/17/17	USD	12	9,480	16,502	(7,022)
LME Copper Future Option	6,000.00 USD	06/07/17	USD	6	8,087	35,268	(27,181)
Primary Aluminum Future Option	1,800.00 USD	06/07/17	USD	8	34,040	12,174	21,866
Soybean Future Option	1,000.00 USD	06/23/17	USD	6	2,775	2,887	(112)

Total Calls				47	$59,632	$72,117	$(12,485)

Puts
Gold Future Option	1,250.00 USD	05/25/17	USD	9	$6,390	$7,677	$(1,287)

Total purchased option contracts				56	$66,022	$79,794	$(13,772)

Written option contracts:
Calls
LME Copper Future Option	6,400.00 USD	06/07/17	USD	(6)	$(7,012)	$(17,427)	$10,415

Total written option contracts				(6)	$(7,012)	$(17,427)	$10,415

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
10-Year Mini JGB Future	2	06/12/2017	$269,628	$270,967	$1,339
Brent Crude Oil Future	54	05/31/2017	2,980,191	2,810,700	(169,491)
Brent Crude Oil Future	17	06/30/2017	892,399	890,290	(2,109)
Cocoa Future	37	07/14/2017	764,031	681,170	(82,861)
Coffee Future	4	07/19/2017	209,419	200,100	(9,319)
Corn Future	110	07/14/2017	2,064,435	2,015,750	(48,685)
Gasoline Future	28	05/31/2017	2,031,789	1,820,566	(211,223)
Gold 100oz Future	15	06/28/2017	1,863,657	1,902,450	38,793
Iron Ore 62% Fe Future	5	05/31/2017	217,017	170,000	(47,017)
Iron Ore 62% Fe Future	5	06/30/2017	210,517	167,500	(43,017)
Iron Ore 62% Fe Future	5	07/31/2017	204,517	163,525	(40,992)
KC Hard Red Winter Wheat Future	86	07/14/2017	1,855,401	1,880,175	24,774
LME Copper Future	13	05/15/2017	1,970,178	1,857,537	(112,641)
LME Copper Future	27	06/19/2017	3,997,883	3,867,075	(130,808)
LME Nickel Future	37	05/15/2017	2,359,350	2,088,132	(271,218)
LME Nickel Future	12	06/19/2017	784,727	678,780	(105,947)
LME Zinc Future	46	06/19/2017	3,220,801	3,013,287	(207,514)
Live Cattle Future	28	06/30/2017	1,253,778	1,389,080	135,302
NY Harbor ULSD Future	13	05/31/2017	882,955	822,931	(60,024)
Natural Gas Future	24	05/26/2017	782,553	786,240	3,687
Natural Gas Future	13	07/27/2017	406,826	439,400	32,574
Natural Gas Future	17	12/27/2017	577,583	617,100	39,517
Primary Aluminum Future	39	05/15/2017	1,848,748	1,856,400	7,652
Primary Aluminum Future	13	06/19/2017	617,028	619,856	2,828
Silver Future	13	07/27/2017	1,200,341	1,122,030	(78,311)
Soybean Future	51	07/14/2017	1,604,874	1,610,580	5,706
Soybean Future	25	07/14/2017	1,199,258	1,195,313	(3,945)
Soybean Future	20	11/14/2017	1,012,050	953,250	(58,800)
Soybean Oil Future	11	07/14/2017	234,652	209,286	(25,366)
Sugar No. 11 Future	86	06/30/2017	1,611,636	1,553,642	(57,994)
Uranium Future	32	06/26/2017	158,253	182,000	23,747
Uranium Future	26	12/22/2017	182,752	149,825	(32,927)

The accompanying notes are an integral part of these financial statements.

20

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Futures Contracts Outstanding at April 30, 2017 - (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts: - (continued)
WTI Crude Future	8	05/22/2017	$418,231	$394,640	$(23,591)
WTI Crude Future	9	10/20/2017	455,868	454,140	(1,728)
WTI Crude Future	21	11/20/2017	1,114,567	1,062,390	(52,177)
Wheat Future	34	07/14/2017	743,315	734,825	(8,490)

Total					$(1,570,276)

Short position contracts:
Brent Crude Oil Future	3	10/26/2017	$36,451	$51,840	$(15,389)
Brent Crude Oil Future	4	10/31/2018	210,893	210,680	213
Cattle Feeder Future	18	08/31/2017	1,111,682	1,392,300	(280,618)
Cattle Feeder Future	2	09/28/2017	140,056	154,650	(14,594)
Corn Future	46	12/14/2017	886,152	885,500	652
Cotton No. 2 Future	24	07/07/2017	920,768	946,440	(25,672)
Gasoline Future	8	11/30/2017	523,187	470,333	52,854
ICE Coal Future	1	10/27/2017	75,791	77,100	(1,309)
ICE Coal Future	1	11/24/2017	75,791	76,800	(1,009)
ICE Coal Future	1	12/29/2017	75,791	76,500	(709)
Iron Ore 62% Fe Future	3	10/31/2017	108,383	95,670	12,713
Iron Ore 62% Fe Future	3	11/30/2017	108,383	94,575	13,808
Iron Ore 62% Fe Future	3	12/29/2017	108,383	93,480	14,903
LME Copper Future	13	05/15/2017	1,932,000	1,857,538	74,462
LME Copper Future	3	06/19/2017	436,166	429,675	6,491
LME Nickel Future	37	05/15/2017	2,342,122	2,088,132	253,990
LME Nickel Future	1	06/19/2017	56,742	56,565	177
LME Zinc Future	6	06/19/2017	411,638	393,037	18,601
Lean Hogs Future	14	08/14/2017	408,335	422,380	(14,045)
Long Gilt Future	4	06/28/2017	658,009	664,541	(6,532)
Primary Aluminum Future	13	05/15/2017	636,474	618,800	17,674
Sugar No. 11 Future	29	09/29/2017	608,191	530,074	78,117
U.S. Treasury 10-Year Note Future	7	06/21/2017	869,041	880,031	(10,990)
U.S. Treasury 5-Year Note Future	4	06/30/2017	469,973	473,625	(3,652)
U.S. Treasury Ultra Bond Future	8	06/21/2017	1,276,899	1,303,500	(26,601)
WTI Crude Future	9	11/19/2018	492,947	453,240	39,707

Total					$183,242

Total futures contracts					$(1,387,034)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Brazil (Federated Republic of)	GSC	USD	150,000	1.00%/1.95%	12/20/21	$—	$(11,751)	$(5,996)	$5,755
Brazil (Federated Republic of)	HSBC	USD	150,000	1.00%/1.95%	12/20/21	—	(10,653)	(5,996)	4,657
U.S. Steel Corp.	GSC	USD	150,000	5.00%/5.59%	06/20/22	—	(6,000)	(3,076)	2,924

Total						$—	$(28,404)	$(15,068)	$13,336

Total single-name issues						$—	$(28,404)	$(15,068)	$13,336

Total OTC contracts						$—	$(28,404)	$(15,068)	$13,336

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the

The accompanying notes are an integral part of these financial statements.

21

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27	USD 400,000	(1.00%)	06/20/22	$20,691	$17,263	$(3,428)

Total				$20,691	$17,263	$(3,428)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017
Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
3M USD LIBOR	1.75% Fixed	USD 100,000	12/21/46	$—	$(1,432)	$16,434	$17,866

OTC Total Return Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Bloomberg Silver Subindex	BCLY	USD	493,823	Bloomberg Silver Subindex	10/31/17	$—	$—	$—	$0
Bloomberg Soybean Meal Subindex	BCLY	USD	327,208	Bloomberg (Soy Meal Subindex)	10/31/17	—	—	—	0
Bloomberg Soybean Meal Subindex	BCLY	USD	274,739	Bloomberg (Soy Meal Subindex)	02/15/18	—	—	—	0
Bloomberg Wheat Subindex	BCLY	USD	322,474	Bloomberg Wheat Subindex	10/31/17	—	—	—	0
Cotton No. 2 Future Index	GSC	USD	276,920	Cotton No. 2 Future Index	06/16/17	—	—	875	875
S&P GSCI Industrial Metals Index	GSC	USD	297,505	S&P GSCI Industrial Metals Index	05/26/17	—	—	—	0
Silver Spot Index	GSC	USD	202,702	Silver Spot Index	11/29/17	—	—	1,398	1,398
Uranium 308 Physical Spot	GSC	USD	247,189	Uranium 308 Physical Spot	12/31/18	—	—	27,151	27,151

Total						$—	$—	$29,424	$29,424

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Buy	05/31/17	ANZ	$5,297	$5,238	$(59)
AUD	Buy	05/31/17	CBA	6,052	5,987	(65)
AUD	Buy	05/31/17	HSBC	250,221	249,959	(262)
AUD	Sell	05/31/17	ANZ	908,094	898,056	10,038
AUD	Sell	05/31/17	CBA	907,833	898,057	9,776
BRL	Buy	05/03/17	SCB	122,249	123,090	841
BRL	Buy	05/03/17	SCB	122,249	123,090	841
BRL	Buy	05/03/17	HSBC	124,940	123,089	(1,851)
BRL	Sell	05/03/17	SCB	123,801	123,089	712
BRL	Sell	05/03/17	HSBC	122,249	123,090	(841)
BRL	Sell	05/03/17	HSBC	122,249	123,090	(841)
BRL	Sell	06/02/17	HSBC	123,981	122,128	1,853
CAD	Buy	05/31/17	ANZ	1,557,160	1,530,998	(26,162)
CAD	Sell	05/31/17	ANZ	1,093,515	1,075,142	18,373

The accompanying notes are an integral part of these financial statements.

22

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
CNY	Sell	05/31/17	JPM	$2,907,394	$2,906,637	$757
COP	Buy	05/31/17	HSBC	71,874	69,733	(2,141)
EUR	Buy	05/31/17	CBK	9,684	9,819	135
EUR	Sell	05/31/17	CBK	4,388,132	4,449,178	(61,046)
GBP	Sell	05/31/17	UBS	138,853	140,006	(1,153)
JPY	Sell	05/31/17	CBK	4,416,504	4,377,477	39,027
JPY	Sell	05/31/17	HSBC	2,079,941	2,057,209	22,732
JPY	Sell	05/31/17	NOM	1,373,660	1,357,753	15,907
JPY	Sell	05/31/17	NOM	3,268,622	3,255,560	13,062
JPY	Sell	05/31/17	DEUT	706,086	699,447	6,639
MXN	Sell	05/31/17	CBK	530,246	523,236	7,010
NOK	Buy	05/31/17	GSC	268,350	267,986	(364)
NZD	Sell	05/31/17	GSC	395,936	386,932	9,004
NZD	Sell	05/31/17	WEST	395,824	386,933	8,891
PEN	Buy	05/31/17	BOA	112,308	112,075	(233)
RUB	Sell	05/31/17	UBS	3,271,027	3,240,403	30,624
THB	Sell	05/31/17	JPM	226,355	224,786	1,569
TRY	Buy	05/31/17	GSC	1,633	1,674	41

Total						$102,814

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
GSCI	Goldman Sachs Commodity
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
EM	Emerging Markets
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

23

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$983,282	$—	$983,282	$—
Banks	6,754,246	—	6,754,246	—
Capital Goods	3,559,041	763,881	2,794,144	1,016
Commercial & Professional Services	442,212	—	442,212	—
Diversified Financials	1,344,767	146,011	1,198,756	—
Energy	112,819,216	76,908,939	35,910,277	—
Food & Staples Retailing	745,086	63,981	681,105	—
Food, Beverage & Tobacco	7,992,637	4,890,526	3,102,111	—
Insurance	2,870,041	—	2,870,041	—
Materials	41,533,868	20,631,342	20,902,526	—
Media	873,374	626,569	246,805	—
Pharmaceuticals, Biotechnology & Life Sciences	65,438	65,438	—	—
Real Estate	1,336,833	1,336,833	—	—
Retailing	395,798	102,337	293,461	—
Semiconductors & Semiconductor Equipment	1,155,486	494,635	660,851	—
Software & Services	798,330	—	798,330	—
Telecommunication Services	2,062,983	283,080	1,779,903	—
Transportation	2,579,751	579,493	2,000,258	—
Utilities	11,330,645	3,595,579	7,735,066	—
Corporate Bonds	2,066,912	—	2,066,912	—
Foreign Government Obligations	4,568,919	—	4,568,919	—
U.S. Government Securities	59,682,606	—	59,682,606	—
Convertible Bonds	103,179	—	103,179	—
Exchange Traded Funds	3,391,788	3,391,788	—	—
Convertible Preferred Stocks	77,368	77,368	—	—
Short-Term Investments	36,966,890	36,966,890	—	—
Purchased Options	162,266	66,022	96,244	—
Foreign Currency Contracts(2)	197,832	—	197,832	—
Futures Contracts(2)	900,281	900,281	—	—
Swaps - Credit Default(2)	13,336	—	13,336	—
Swaps - Interest Rate(2)	17,866	—	17,866	—
Swaps - Total Return(2)	29,424	—	29,424	—

Total	$307,821,701	$151,890,993	$155,929,692	$1,016

Liabilities
Foreign Currency Contracts(2)	$(95,018)	$—	$(95,018)	$—
Futures Contracts(2)	(2,287,315)	(2,287,315)	—	—
Swaps - Credit Default(2)	(3,428)	—	(3,428)	—
Written Options	(7,012)	(7,012)	—	—

Total	$(2,392,773)	$(2,294,327)	$(98,446)	$—

(1)	For the six-month period ended April 30, 2017, investments valued at $1,487 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $379,029 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in or out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

24

Hartford Long/Short Global Equity Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 115.7%
	Automobiles & Components - 2.9%
4,836	Hankook Tire Co., Ltd.	$250,265
15,300	Keihin Corp.	240,744
6,160	Tenneco, Inc.	388,265

		879,274

	Banks - 6.4%
33,800	Banco ABC Brasil S.A. (Preference Shares)	189,763
1,026,758	Bank of Ireland*	258,473
31,800	Banregio Grupo Financiero S.A.B. de C.V.	183,618
248,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	170,322
11,676	Hilltop Holdings, Inc.	324,710
15,646	Indiabulls Housing Finance Ltd.	247,098
13,730	Sterling Bancorp	319,222
76,059	Union Bank of India	202,667

		1,895,873

	Capital Goods - 11.7%
14,500	Alstom S.A.*	460,235
4,234	Applied Industrial Technologies, Inc.	270,976
34,000	Beijing Enterprises Holdings Ltd.	165,962
23,800	Hazama Ando Corp.	169,496
21,900	Hino Motors Ltd.	274,786
6,000	Kyudenko Corp.	171,935
26,600	Minebea Mitsumi, Inc.	384,819
3,719	Moog, Inc. Class A*	255,309
19,597	Rexel S.A.	349,970
3,351	Teledyne Technologies, Inc.*	451,815
7,690	Timken Co.	371,043
6,754	Zodiac Aerospace	163,990

		3,490,336

	Commercial & Professional Services - 2.1%
6,330	Robert Half International, Inc.	291,497
11,198	TriNet Group, Inc.*	329,221

		620,718

	Consumer Durables & Apparel - 6.1%
13,542	Acushnet Holdings Corp.	247,277
26,000	Alpine Electronics, Inc.	378,335
63,000	ANTA Sports Products Ltd.	176,823
4,579	Carter’s, Inc.	421,451
95,000	Haier Electronics Group Co., Ltd.	220,288
13,730	La-Z-Boy, Inc.	383,067

		1,827,241

	Consumer Services - 4.3%
6,290	Cheesecake Factory, Inc.	403,566
3,493	China Lodging Group Ltd. ADR*	247,933
29,693	Melia Hotels International S.A.	440,298
2,724	New Oriental Education & Technology Group, Inc. ADR*	175,807

		1,267,604

	Diversified Financials - 7.3%
43,495	MFA Financial, Inc. REIT	361,444
22,478	MTGE Investment Corp. REIT	404,604
26,503	Redwood Trust, Inc. REIT	452,406
29,550	Santander Consumer USA Holdings, Inc.*	376,467
11,120	Solar Capital Ltd.	253,647
8,606	Voya Financial, Inc.	321,692

		2,170,260

Shares or Principal Amount		Market Value†
COMMON STOCKS - 115.7% - (continued)
	Energy - 4.4%
26,200	Cameco Corp.	$251,242
37,300	Enerplus Corp.	269,151
11,300	Japan Petroleum Exploration Co., Ltd.	247,064
15,227	Laredo Petroleum, Inc.*	195,819
42,100	Precision Drilling Corp.*	167,469
82,400	United Tractors Tbk PT	166,137

		1,296,882

	Food & Staples Retailing - 0.7%
4,373	GS Retail Co., Ltd.	204,035

	Food, Beverage & Tobacco - 4.3%
99,546	Cloetta AB Class B	402,351
4,304	Post Holdings, Inc.*	362,354
4,368	Sanderson Farms, Inc.	505,727

		1,270,432

	Health Care Equipment & Services - 6.2%
1,176	BioMerieux	235,171
3,919	DiaSorin S.p.A.	293,705
3,641	Glaukos Corp.*	173,057
9,282	Globus Medical, Inc. Class A*	281,523
8,420	Haemonetics Corp.*	352,630
8,084	LifePoint Health, Inc.*	502,420

		1,838,506

	Household & Personal Products - 1.5%
7,932	Nu Skin Enterprises, Inc. Class A	438,084

	Insurance - 4.6%
3,488	Assurant, Inc.	335,685
10,512	Assured Guaranty Ltd.	400,822
30,541	Coface S.A.*	238,879
30,728	MBIA, Inc.*	258,115
20,751	Storebrand ASA	136,732

		1,370,233

	Materials - 9.2%
5,840	Cabot Corp.	351,510
48,900	Centerra Gold, Inc.	252,551
30,620	Fletcher Building Ltd.	179,689
24,520	Graphic Packaging Holding Co.	332,982
8,500	Methanex Corp.	390,612
88,700	PTT Global Chemical PCL	192,324
5,128	Reliance Steel & Aluminum Co.	404,189
2,223	Salzgitter AG	76,092
43,300	Tokyo Steel Manufacturing Co., Ltd.	322,633
4,155	Vidrala S.A.	243,954

		2,746,536

	Media - 1.1%
34,587	UBM plc	318,110

	Pharmaceuticals, Biotechnology & Life Sciences - 2.9%
6,151	Blueprint Medicines Corp.*	286,513
4,418	ICON plc*	373,277
1,410	TESARO, Inc.*	208,102

		867,892

	Real Estate - 7.6%
24,057	Axiare Patrimonio SOCIMI S.A. REIT	399,368
558,139	Beni Stabili S.p.A. SIIQ REIT	354,453
190,700	Corp. Inmobiliaria Vesta S.A.B. de C.V.	268,243
20,417	Entra ASA(1)	234,227

The accompanying notes are an integral part of these financial statements.

25

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 115.7% - (continued)
	Real Estate - 7.6% - (continued)
11,560	LaSalle Hotel Properties REIT	$330,154
7,313	Potlatch Corp. REIT	329,451
10,500	Sumitomo Real Estate Sales Co., Ltd. REIT	338,549

		2,254,445

	Retailing - 2.7%
30,493	Chico’s FAS, Inc.	421,413
78,702	Marks & Spencer Group plc	373,531

		794,944

	Semiconductors & Semiconductor Equipment - 5.7%
22,200	Entegris, Inc.*	550,560
12,031	First Solar, Inc.*	355,516
4,101	MKS Instruments, Inc.	320,903
3,570	Silicon Motion Technology Corp. ADR	173,324
63,929	Win Semiconductors Corp.	284,710

		1,685,013

	Software & Services - 5.3%
6,659	Aspen Technology, Inc.*	409,462
9,910	Cardtronics plc Class A*	412,058
500	Cloudera, Inc.*	9,050
21,900	Nexon Co., Ltd.	372,724
2,472	SINA Corp.*	189,874
6,608	Yandex N.V. Class A*	180,134

		1,573,302

	Technology Hardware & Equipment - 4.2%
4,800	Arrow Electronics, Inc.*	338,400
19,000	Catcher Technology Co., Ltd.	195,118
45,000	Elite Material Co., Ltd.	179,483
7,657	Spectris plc	273,719
33,000	Sunny Optical Technology Group Co., Ltd.	271,150

		1,257,870

	Telecommunication Services - 3.4%
24,047	Hellenic Telecommunications Organization S.A.	233,544
6,198	Millicom International Cellular S.A.	339,603
66,704	Vonage Holdings Corp.*	447,584

		1,020,731

	Transportation - 8.9%
223,755	Air New Zealand Ltd.	391,757
45,300	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	251,607
20,300	Hitachi Transport System Ltd.	431,440
97,800	International Container Terminal Services, Inc.	174,107
14,420	Marten Transport Ltd.	357,616
61,126	PostNL N.V.	302,874
119,913	Qantas Airways Ltd.	380,108
14,403	Swift Transportation Co.*	354,026

		2,643,535

	Utilities - 2.2%
201,000	China Longyuan Power Group Corp. Ltd. Class H	154,533
48,600	Cia de Saneamento do Parana (Preference Shares)	157,404
11,465	Indraprastha Gas Ltd.	188,350
286,535	SJVN Ltd.	155,661

		655,948

	Total Common Stocks (cost $30,262,909)	$34,387,804

Shares or Principal Amount		Market Value†
EXCHANGE TRADED FUNDS - 4.4%
	Other Investment Pools & Funds - 4.4%
10,637	iShares Core MSCI EAFE ETF	$633,114
4,932	iShares Russell 2000 ETF	685,844

		1,318,958

	Total Exchange Traded Funds (cost $1,141,804)	$1,318,958

	Total Long-Term Investments (cost $31,404,713)	$35,706,762

SHORT-TERM INVESTMENTS - 0.7%
	Other Investment Pools & Funds - 0.7%
198,592	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$198,592

	Total Short-Term Investments (cost $198,592)	$198,592

Total Investments (cost $31,603,305)^	120.8%	$35,905,354

Total Securities Sold Short (proceeds $16,656,291)	(58.5)%	$(17,401,024)
Other Assets and Liabilities	37.7%	11,222,218

Total Net Assets	100.0%	$29,726,548

SECURITIES SOLD SHORT - (56.2%)
COMMON STOCKS - (56.2%)
	Banks - (3.3%)
(31,845)	Aozora Bank Ltd.	$(116,034)
(8,310)	Banc of California, Inc.	(180,327)
(10,925)	Kearny Financial Corp.	(159,505)
(9,130)	PHH Corp.	(117,777)
(31,117)	Seven Bank Ltd.	(104,512)
(2,005)	Suruga Bank Ltd.	(41,918)
(7,783)	TFS Financial Corp.	(128,731)
(2,223)	Westamerica Bancorp	(122,309)

		(971,113)

	Capital Goods - (3.6%)
(1,981)	Aerovironment, Inc.	(56,597)
(7,313)	Keihan Holdings Co., Ltd.	(46,007)
(4,608)	Mercury Systems, Inc.	(172,247)
(4,761)	METAWATER Co., Ltd.	(124,229)
(4,588)	MonotaRO Co., Ltd.	(149,323)
(64,468)	Reliance Worldwide Corp. Ltd.	(146,865)
(2,668)	SHO-BOND Holdings Co., Ltd.	(122,089)
(4,338)	SPX FLOW, Inc.	(156,775)
(8,683)	Sunrun, Inc.	(45,933)
(2,953)	Welbilt, Inc.	(60,537)

		(1,080,602)

	Commercial & Professional Services - (3.9%)
(24,489)	Capita plc	(176,510)
(10,868)	Covanta Holding Corp.	(158,129)
(4,582)	Edenred	(117,376)
(3,705)	Healthcare Services Group, Inc.	(170,097)

The accompanying notes are an integral part of these financial statements.

26

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SECURITIES SOLD SHORT - (56.2%) - (continued)
COMMON STOCKS - (56.2%) - (continued)
	Commercial & Professional Services - (3.9%) - (continued)
(12,640)	IPH Ltd.	$(45,125)
(5,206)	Mobile Mini, Inc.	(149,412)
(2,946)	Outsourcing, Inc.	(113,009)
(4,668)	Relia, Inc.	(46,144)
(3,986)	Sohgo Security Services Co., Ltd.	(174,022)

		(1,149,824)

	Consumer Durables & Apparel - (1.8%)
(7,065)	G-III Apparel Group Ltd.	(167,441)
(5,668)	LGI Homes, Inc.	(180,412)
(14,021)	TRI Pointe Group, Inc.	(174,561)

		(522,414)

	Consumer Services - (2.4%)
(1,844)	Domino’s Pizza Enterprises Ltd.	(84,326)
(6,670)	Fuji Kyuko Co., Ltd.	(61,056)
(11,329)	Houghton Mifflin Harcourt Co.	(130,283)
(5,762)	ILG, Inc.	(138,922)
(28,013)	Mantra Group Ltd.	(59,102)
(4,424)	McDonald’s Holdings Co. Japan Ltd.	(136,350)
(6,086)	Resorttrust, Inc.	(104,756)

		(714,795)

	Diversified Financials - (2.8%)
(112,653)	Gentera S.A.B. de C.V.	(189,398)
(18,396)	IRESS Ltd.	(171,299)
(33,667)	Platinum Asset Management Ltd.	(117,290)
(37,572)	Ratos AB Class B	(176,208)
(32,111)	Singapore Exchange Ltd.	(170,153)

		(824,348)

	Energy - (2.5%)
(29,742)	Kosmos Energy Ltd.	(178,750)
(5,575)	Nippon Gas Co., Ltd.	(160,211)
(8,906)	Par Pacific Holdings, Inc.	(145,791)
(2,262)	SEACOR Holdings, Inc.	(148,523)
(16,036)	Vallourec S.A.	(102,573)

		(735,848)

	Food & Staples Retailing - (0.4%)
(10,929)	Smart & Final Stores, Inc.	(128,962)

	Food, Beverage & Tobacco - (2.9%)
(4,337)	Cal-Maine Foods, Inc.	(163,722)
(14,176)	Cott Corp.	(186,514)
(80,841)	Grupo Lala S.A.B. de C.V.	(146,864)
(3,650)	Snyder’s-Lance, Inc.	(128,699)
(1,976)	TreeHouse Foods, Inc.	(173,098)
(4,864)	Wessanen	(72,667)

		(871,564)

	Health Care Equipment & Services - (4.2%)
(8,837)	Diplomat Pharmacy, Inc.	(137,857)
(7,970)	K2M Group Holdings, Inc.	(176,536)
(1,795)	Nevro Corp.	(169,125)
(6,435)	Novocure Ltd.	(72,715)
(2,030)	Penumbra, Inc.	(173,464)
(113,942)	Raffles Medical Group Ltd.	(114,174)
(35,443)	Regis Healthcare Ltd.	(119,003)
(1,687)	Sartorius AG (Preference Shares)	(154,448)

Shares or Principal Amount		Market Value†
SECURITIES SOLD SHORT - (56.2%) - (continued)
COMMON STOCKS - (56.2%) - (continued)
	Health Care Equipment & Services - (4.2%) - (continued)
(157,500)	Universal Medical Financial & Technical Advisory Services Co., Ltd.(1)	$(134,518)

		(1,251,840)

	Insurance - (2.3%)
(17,038)	Discovery Ltd.	(170,582)
(1,398)	Erie Indemnity Co. Class A	(173,100)
(2,781)	Mercury General Corp.	(171,004)
(2,900)	ProAssurance Corp.	(179,510)

		(694,196)

	Materials - (5.4%)
(7,578)	AngloGold Ashanti Ltd.	(86,783)
(5,590)	CF Industries Holdings, Inc.	(149,477)
(5,705)	Endeavour Mining Corp.	(94,118)
(7,533)	Flotek Industries, Inc.	(90,471)
(2,972)	FP Corp.	(141,519)
(275,311)	Galaxy Resources Ltd.	(87,579)
(30,400)	Gold Fields Ltd.	(99,636)
(38,538)	Impala Platinum Holdings Ltd.	(123,661)
(2,798)	Kansai Paint Co., Ltd.	(61,937)
(5,183)	Kraton Corp.	(169,536)
(126,347)	Nampak Ltd.	(169,220)
(71,381)	Saracen Mineral Holdings Ltd.	(50,387)
(49,945)	Sibanye Gold Ltd.	(100,362)
(6,602)	Summit Materials, Inc. Class A	(169,407)

		(1,594,093)

	Real Estate - (4.3%)
(2,206)	Aedifica S.A. REIT	(173,400)
(392)	Alexander’s, Inc. REIT	(170,446)
(10,866)	alstria office REIT-AG REIT	(143,707)
(84,664)	IMMOFINANZ AG	(175,998)
(3,319)	QTS Realty Trust, Inc. Class A, REIT	(177,368)
(10,960)	Relo Group, Inc.	(179,829)
(3,156)	Seritage Growth Properties REIT	(130,974)
(2,177)	Taubman Centers, Inc. REIT	(136,171)

		(1,287,893)

	Retailing - (3.7%)
(5,228)	Core-Mark Holding Co., Inc.	(183,085)
(8,666)	Etsy, Inc.	(93,246)
(5,150)	Guess?, Inc.	(57,474)
(3,661)	IDOM, Inc.	(19,205)
(4,850)	Lumber Liquidators Holdings, Inc.	(119,067)
(2,385)	Monro Muffler Brake, Inc.	(123,662)
(24,595)	Ocado Group plc	(79,957)
(354,744)	Pou Sheng International Holdings Ltd.	(75,676)
(43,432)	Sports Direct International plc	(172,470)
(6,584)	Yoox Net-A-Porter Group S.p.A.	(174,953)

		(1,098,795)

	Software & Services - (6.1%)
(623)	ACI Worldwide, Inc.	(13,388)
(2,826)	Bitauto Holdings Ltd. ADR	(82,858)
(4,502)	Envestnet, Inc.	(156,670)
(14,718)	FireEye, Inc.	(184,122)
(7,919)	Five9, Inc.	(144,482)
(4,652)	Gigamon, Inc.	(147,468)
(13,913)	Gogo, Inc.	(175,443)
(5,205)	MINDBODY, Inc. Class A	(147,565)

The accompanying notes are an integral part of these financial statements.

27

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SECURITIES SOLD SHORT - (56.2%) - (continued)
COMMON STOCKS - (56.2%) - (continued)
	Software & Services - (6.1%) - (continued)
(7,274)	Monotype Imaging Holdings, Inc.	$(148,026)
(4,826)	Q2 Holdings, Inc.	(184,112)
(6,620)	Quotient Technology, Inc.	(72,158)
(989)	SMS Co., Ltd.	(26,324)
(9,398)	Square, Inc. Class A	(171,420)
(5,483)	Virtusa Corp.	(169,863)

		(1,823,899)

	Technology Hardware & Equipment - (1.5%)
(2,385)	Ai Holdings Corp.	(58,652)
(6,202)	BlackBerry Ltd.	(57,929)
(3,406)	Cray, Inc.	(60,967)
(3,476)	Diebold Nixdorf, Inc.	(98,023)
(2,681)	ViaSat, Inc.	(171,664)

		(447,235)

	Telecommunication Services - (1.7%)
(10,230)	Cellnex Telecom SAU(1)	(180,566)
(16,283)	Inmarsat plc	(172,207)
(16,698)	ORBCOMM, Inc.	(160,969)

		(513,742)

	Transportation - (2.3%)
(2,007)	Atlas Air Worldwide Holdings, Inc.	(116,406)
(43,194)	BBA Aviation plc	(174,245)
(10,626)	easyJet plc	(160,732)
(5,400)	Kintetsu World Express, Inc.	(83,712)
(4,517)	Matson, Inc.	(143,189)

		(678,284)

	Utilities - (1.1%)
(4,482)	New Jersey Resources Corp.	(180,849)
(12,548)	Pennon Group plc	(139,209)

		(320,058)

	Total Common Stocks (Proceeds $(16,029,397))	$(16,709,505)

EXCHANGE TRADED FUNDS - (2.3%)
	Other Investment Pools & Funds - 2.3%
(10,006)	iShares MSCI Brazil Capped ETF	$(371,923)
(9,949)	iShares MSCI India ETF	(319,164)

	Total Exchange Traded Funds (cost $(626,894))	$(691,087)

RIGHTS - (0.0%)
	Telecommunication Services - (0.0%)
(887)	TPG Telecom Ltd.	$(432)

	Total Rights (Proceeds $—)	$(432)

	Total Securities Sold Short (Proceeds $(16,656,291))	$(17,401,024)

The accompanying notes are an integral part of these financial statements.

28

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$5,077,421
Unrealized Depreciation	(775,372)

Net Unrealized Appreciation	$4,302,049

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $234,227, which represented 0.8% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
AUD	Australian Dollar

Index Abbreviations:
MSCI	Morgan Stanley Capital International
SPX	Standard and Poor’s 500 Index

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

29

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$879,274	$388,265	$491,009	$—
Banks	1,895,873	1,017,313	878,560	—
Capital Goods	3,490,336	1,513,133	1,977,203	—
Commercial & Professional Services	620,718	620,718	—	—
Consumer Durables & Apparel	1,827,241	1,051,795	775,446	—
Consumer Services	1,267,604	827,306	440,298	—
Diversified Financials	2,170,260	2,170,260	—	—
Energy	1,296,882	883,681	413,201	—
Food & Staples Retailing	204,035	—	204,035	—
Food, Beverage & Tobacco	1,270,432	1,270,432	—	—
Health Care Equipment & Services	1,838,506	1,603,335	235,171	—
Household & Personal Products	438,084	438,084	—	—
Insurance	1,370,233	994,622	375,611	—
Materials	2,746,536	2,168,122	578,414	—
Media	318,110	—	318,110	—
Pharmaceuticals, Biotechnology & Life Sciences	867,892	867,892	—	—
Real Estate	2,254,445	1,915,896	338,549	—
Retailing	794,944	421,413	373,531	—
Semiconductors & Semiconductor Equipment	1,685,013	1,400,303	284,710	—
Software & Services	1,573,302	1,200,578	372,724	—
Technology Hardware & Equipment	1,257,870	612,119	645,751	—
Telecommunication Services	1,020,731	447,584	573,147	—
Transportation	2,643,535	1,355,006	1,288,529	—
Utilities	655,948	157,404	498,544	—
Exchange Traded Funds	1,318,958	1,318,958	—	—
Short-Term Investments	198,592	198,592	—	—

Total	$35,905,354	$24,842,811	$11,062,543	$—

Liabilities
Securities Sold Short
Banks	$(971,113)	$(708,649)	$(262,464)	$—
Capital Goods	(1,080,602)	(492,089)	(588,513)	—
Commercial & Professional Services	(1,149,824)	(477,638)	(672,186)	—
Consumer Durables & Apparel	(522,414)	(522,414)	—	—
Consumer Services	(714,795)	(269,205)	(445,590)	—
Diversified Financials	(824,348)	(189,398)	(634,950)	—
Energy	(735,848)	(473,064)	(262,784)	—
Food & Staples Retailing	(128,962)	(128,962)	—	—
Food, Beverage & Tobacco	(871,564)	(871,564)	—	—
Health Care Equipment & Services	(1,251,840)	(843,871)	(407,969)	—
Insurance	(694,196)	(523,614)	(170,582)	—
Materials	(1,594,093)	(673,009)	(921,084)	—
Real Estate	(1,287,893)	(788,359)	(499,534)	—
Retailing	(1,098,795)	(656,491)	(442,304)	—
Software & Services	(1,823,899)	(1,797,575)	(26,324)	—
Technology Hardware & Equipment	(447,235)	(388,583)	(58,652)	—
Telecommunication Services	(513,742)	(160,969)	(352,773)	—
Transportation	(678,284)	(259,595)	(418,689)	—
Utilities	(320,058)	(180,849)	(139,209)	—
Securities Sold Short - ETF
Diversified Financials	(691,087)	(691,087)	—	—
Securities Sold Short - Rights
Telecommunication Services	(432)	(432)	—	—

Total	$(17,401,024)	$(11,097,417)	$(6,303,607)	$—

(1)	For the six-month period ended April 30, 2017, investments valued at $664,149 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor; there were no transfers from Level 1 to Level 2 and there were no transfers in or out of Level 3.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

30

Hartford Real Total Return Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.4%
	Automobiles & Components - 1.5%
6,237	Bridgestone Corp.	$260,153
38,084	Geely Automobile Holdings Ltd.	51,312
14,697	Isuzu Motors Ltd.	199,763
1,619	Stanley Electric Co., Ltd.	47,408
6,349	Subaru Corp.	240,704
4,090	Suzuki Motor Corp.	170,974
275	Tesla, Inc.*	86,369
6,896	Tokai Rika Co., Ltd.	128,379
5,064	Toyota Industries Corp.	252,260
6,130	TS Tech Co., Ltd.	161,033

		1,598,355

	Banks - 1.5%
2,422	ABN Amro Group N.V.(1)	63,585
5,130	Banco do Brasil S.A.	53,093
9,930	Banco Santander S.A. ADR	64,744
1,422	BancorpSouth, Inc.	43,300
5,270	Bank of America Corp.	123,002
1,664	Citigroup, Inc.	98,376
1,206	Comerica, Inc.	85,264
680	Federal Agricultural Mortgage Corp. Class C	38,794
4,599	Itau Unibanco Holding S.A. ADR	56,568
668	JP Morgan Chase & Co.	58,116
428	LendingTree, Inc.*	60,305
69,773	Mitsubishi UFJ Financial Group, Inc.	442,123
14,994	San-In Godo Bank Ltd.	122,082
3,850	Sumitomo Mitsui Trust Holdings, Inc.	131,884
669	Webster Financial Corp.	33,992
503	Wintrust Financial Corp.	35,643

		1,510,871

	Capital Goods - 2.2%
1,016	ACS Actividades de Construccion y Servicios S.A.	37,662
9,108	BAE Systems plc	73,975
3,113	Daifuku Co., Ltd.	78,689
1,157	Harmonic Drive Systems, Inc.	36,362
39,834	Hazama Ando Corp.	283,685
21,755	ITOCHU Corp.	307,833
7,018	JGC Corp.	122,549
11,553	Kinden Corp.	174,786
514	Lincoln Electric Holdings, Inc.	45,761
7,980	Nippo Corp.	153,744
1,318	Prysmian S.p.A.	38,060
428	Rockwell Automation, Inc.	67,346
659	SMC Corp.	185,748
11,166	Tadano Ltd.	144,251
17,650	Taisei Corp.	134,588
20,194	Takuma Co., Ltd.	209,728
23,280	Toshiba Machine Co., Ltd.	96,729
7,717	Ushio, Inc.	96,965

		2,288,461

	Commercial & Professional Services - 0.3%
5,569	Aeon Delight Co., Ltd.	169,935
2,660	Recruit Holdings Co., Ltd.	134,443

		304,378

	Consumer Durables & Apparel - 0.8%
8,119	Alpine Electronics, Inc.	118,142
4,047	Bandai Namco Holdings, Inc.	127,022
8,214	Casio Computer Co., Ltd.	115,764
3,557	Sankyo Co., Ltd.	124,052

Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.4% - (continued)
	Consumer Durables & Apparel - 0.8% - (continued)
13,323	Sekisui Chemical Co., Ltd.	$223,608
5,028	Sony Corp.	172,532

		881,120

	Consumer Services - 0.6%
1,035	Cheesecake Factory, Inc.	66,406
895	China Lodging Group Ltd. ADR*	63,527
1,033	Dave & Buster’s Entertainment, Inc.*	66,122
5,837	HIS Co., Ltd.	139,105
1,734	Las Vegas Sands Corp.	102,289
3,897	Melco Crown Entertainment Ltd. ADR	85,539
857	Wynn Resorts Ltd.	105,419

		628,407

	Diversified Financials - 0.4%
3,874	Credit Suisse Group AG*	59,082
4,486	Deutsche Bank AG*	81,062
9,475	GTY Technology Holdings, Inc. UNIT*	98,966
1,170	Moelis & Co. Class A	42,939
2,366	Morgan Stanley	102,614

		384,663

	Energy - 7.1%
2,503	Anadarko Petroleum Corp.	142,721
1,446	Antero Resources Corp.*	30,641
1,451	Apache Corp.	70,577
11,729	BP plc	67,144
17,929	Callon Petroleum Co.*	212,279
3,029	Canadian Natural Resources Ltd.	96,534
10,742	Cenovus Energy, Inc.	107,205
11,150	Centennial Resource Development, Inc. Class A*	183,864
2,949	Cimarex Energy Co.	344,089
1,548	Concho Resources, Inc.*	196,070
696	ConocoPhillips	33,345
1,579	Continental Resources, Inc.*	66,965
291	Core Laboratories N.V.	32,249
11,298	Crescent Point Energy Corp.	111,963
2,369	Devon Energy Corp.	93,552
4,256	Diamondback Energy, Inc.*	424,919
90,597	Ecopetrol S.A.	41,880
7,377	Encana Corp.	78,934
2,123	Eni S.p.A.	32,930
2,141	EOG Resources, Inc.	198,042
2,092	EQT Corp.	121,629
5,521	Extraction Oil & Gas, Inc.*	86,404
6,873	Galp Energia SGPS S.A.	106,813
12,343	Gazprom PJSC ADR	58,599
4,407	Halliburton Co.	202,193
823	Helmerich & Payne, Inc.	49,907
1,524	Hess Corp.	74,417
7,159	Husky Energy, Inc.*	82,830
5,544	Inpex Corp.	53,125
941	International Petroleum Corp.*	3,422
22,768	Kelt Exploration Ltd.*	112,085
17,181	Laredo Petroleum, Inc.*	220,948
956	Lukoil PJSC ADR	47,453
3,545	Lundin Petroleum AB*	67,599
5,891	Marathon Oil Corp.	87,599
1,489	Murphy Oil Corp.	38,982
8,500	Newfield Exploration Co.*	294,270
1,479	Noble Energy, Inc.	47,816

The accompanying notes are an integral part of these financial statements.

31

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.4% - (continued)
	Energy - 7.1% - (continued)
682	Novatek PJSC GDR	$82,568
8,295	Oil Search Ltd.	44,759
740	ONEOK, Inc.	38,931
5,561	Origin Energy Ltd.*	29,925
5,789	Parsley Energy, Inc. Class A*	172,454
4,704	Petrofac Ltd.	49,576
3,931	Peyto Exploration & Development Corp.	71,533
1,255	Pioneer Natural Resources Co.	217,102
1,591	Plains GP Holdings L.P. Class A	47,364
15,500	ProPetro Holding Corp.*	210,025
12,492	PTT Exploration & Production PCL	35,121
8,911	QEP Resources, Inc.*	105,239
20,033	Raging River Exploration, Inc.*	116,965
1,263	Range Resources Corp.	33,457
2,048	Resolute Energy Corp.*	76,698
8,094	Rice Energy, Inc.*	172,321
19,455	Rosneft Oil Co. PJSC GDR	107,641
86,672	Saipem S.p.A.*	37,307
13,446	Santos Ltd.*	34,907
2,424	Select Energy Services, Inc. Class A*	37,257
7,810	Seven Generations Energy Ltd. Class A*	138,286
10,828	SRC Energy, Inc.*	81,643
7,266	Statoil ASA	119,663
2,300	Suncor Energy, Inc.	72,128
10,198	Surgutneftegas OJSC ADR	49,896
6,250	Targa Resources Corp.	344,562
1,366	Tatneft PJSC ADR	53,466
4,458	Tenaris S.A.	70,040
27,476	Tidewater Midstream and Infrastructure Ltd.	26,972
4,792	Tourmaline Oil Corp.*	94,725
3,421	Vermilion Energy, Inc.	120,419
679	Williams Cos., Inc.	20,798
13,756	WPX Energy, Inc.*	164,109

		7,399,851

	Food & Staples Retailing - 0.2%
1,920	Walgreens Boots Alliance, Inc.	166,157

	Food, Beverage & Tobacco - 0.4%
4,225	Asahi Group Holdings Ltd.	159,636
6,433	Japan Tobacco, Inc.	214,063

		373,699

	Health Care Equipment & Services - 4.1%
6,413	Abbott Laboratories	279,863
1,055	Acadia Healthcare Co., Inc.*	45,977
1,045	Aetna, Inc.	141,148
795	Anthem, Inc.	141,423
615	athenahealth, Inc.*	60,276
1,014	Baxter International, Inc.	56,460
1,060	Becton Dickinson and Co.	198,188
4,400	BML, Inc.	96,038
14,215	Boston Scientific Corp.*	374,992
2,215	Cardinal Health, Inc.	160,787
1,500	Cerner Corp.*	97,125
890	Cigna Corp.	139,169
7,818	ConvaTec Group plc*(1)	31,097
505	Edwards Lifesciences Corp.*	55,383
1,159	Envision Healthcare Corp.*	64,939
1,117	Essilor International S.A.	144,755
1,570	HCA Holdings, Inc.*	132,210
250	Humana, Inc.	55,495

Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.4% - (continued)
	Health Care Equipment & Services - 4.1% - (continued)
730	LifePoint Health, Inc.*	$45,370
1,175	McKesson Corp.	162,491
11,390	Medipal Holdings Corp.	188,709
5,950	Medtronic plc	494,385
2,600	Olympus Corp.	100,250
7,401	Smith & Nephew plc	121,592
1,715	Stryker Corp.	233,875
2,835	UnitedHealth Group, Inc.	495,785
1,476	Veeva Systems, Inc. Class A*	79,143
735	WellCare Health Plans, Inc.*	112,756

		4,309,681

	Insurance - 1.0%
795	Lincoln National Corp.	52,414
10,317	MS&AD Insurance Group Holdings, Inc.	336,376
10,831	Sony Financial Holdings, Inc.	180,149
8,421	T&D Holdings, Inc.	125,217
7,903	Tokio Marine Holdings, Inc.	333,219
1,125	Unum Group	52,121

		1,079,496

	Materials - 6.5%
7,300	ADEKA Corp.	107,754
3,035	Agnico Eagle Mines Ltd.	145,164
729	Albemarle Corp.	79,395
46,733	Alumina Ltd.	64,154
192,118	Aluminum Corp. of China Ltd. Class H*	94,422
1,834	Anglo American Platinum Ltd.*	45,288
1,557	Anglo American plc*	22,292
1,636	AngloGold Ashanti Ltd.	18,735
13,281	ArcelorMittal*	104,367
6,037	Barrick Gold Corp.	100,939
12,596	BHP Billiton Ltd.	224,258
7,805	BHP Billiton plc	118,989
8,959	Boliden AB	255,943
147,680	China Steel Corp.	118,353
1,979	Cia de Minas Buenaventura SAA ADR	23,768
1,708	Cia Siderurgica Nacional S.A.*	4,170
10,200	Daicel Corp.	117,092
10,084	Eldorado Gold Corp.	36,907
82,318	Eregli Demir ve Celik Fabrikalari T.A.S.	150,791
2,007	Franco-Nevada Corp.	136,717
4,311	Fresnillo plc	81,056
15,900	Gerdau S.A. (Preference Shares)	49,092
15,153	Glencore plc*	59,553
18,409	Gold Fields Ltd.	60,336
9,262	Goldcorp, Inc.	129,298
85,877	Grupo Mexico S.A.B. de C.V. Series B	250,945
8,587	Hitachi Metals Ltd.	120,255
2,047	Hyundai Steel Co.	98,598
2,105	Impala Platinum Holdings Ltd.*	6,755
6,122	Industrias Penoles S.A.B. de C.V.	149,658
765	JFE Holdings, Inc.	13,048
10,609	JSR Corp.	193,886
11,648	Kinross Gold Corp.*	40,652
3,654	Kobe Steel Ltd.*	32,462
579	Korea Zinc Co., Ltd.	216,423
3,698	Maruichi Steel Tube Ltd.	104,865
5,597	Mitsubishi Materials Corp.	166,661
13,791	MMC Norilsk Nickel PJSC ADR	211,855
8,954	Newcrest Mining Ltd.	143,652

The accompanying notes are an integral part of these financial statements.

32

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.4% - (continued)
	Materials - 6.5% - (continued)
3,599	Newmont Mining Corp.	$121,682
5,141	Nippon Steel & Sumitomo Metal Corp.	115,778
24,780	Norsk Hydro ASA	141,212
1,891	Nucor Corp.	115,975
431	POSCO	101,752
1,635	Randgold Resources Ltd.	143,825
3,214	Rio Tinto Ltd.	145,503
6,057	Rio Tinto plc	238,950
2,300	Sanyo Chemical Industries Ltd.	103,137
7,753	Severstal PJSC GDR	105,902
62,364	Sibanye Gold Ltd.	125,317
4,233	Silver Wheaton Corp.	84,533
108,932	South32 Ltd.	225,739
17,814	Sumitomo Metal Mining Co., Ltd.	241,228
920	Teck Resources Ltd. Class B	19,081
4,905	ThyssenKrupp AG	116,889
52,014	Turquoise Hill Resources Ltd.*	141,998
2,402	Vale S.A.	20,788
3,063	Voestalpine AG	127,694
5,539	Yamato Kogyo Co., Ltd.	138,543
367,104	Zijin Mining Group Co., Ltd. Class H	130,281

		6,804,355

	Media - 0.8%
811	Nexstar Media Group, Inc.	55,959
16,340	Nippon Television Holdings, Inc.	273,856
48,333	Septeni Holdings Co., Ltd.	168,631
1,419	Sinclair Broadcast Group, Inc. Class A	55,980
6,399	TV Asahi Holdings Corp.	118,406
3,581	Viacom, Inc. Class B	152,407

		825,239

	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
1,725	Aerie Pharmaceuticals, Inc.*	75,986
4,555	Alkermes plc*	265,329
2,329	Allergan plc	567,950
1,170	Alnylam Pharmaceuticals, Inc.*	62,712
25,122	Arena Pharmaceuticals, Inc.*	33,663
17,373	Astellas Pharma, Inc.	229,100
12,200	AstraZeneca plc ADR	369,050
525	Biogen, Inc.*	142,385
519	Bluebird Bio, Inc.*	46,165
896	Blueprint Medicines Corp.*	41,736
11,170	Bristol-Myers Squibb Co.	626,079
2,945	Celgene Corp.*	365,327
1,480	Chugai Pharmaceutical Co., Ltd.	52,590
3,700	Eisai Co., Ltd.	194,545
6,435	Eli Lilly & Co.	528,056
3,370	Exelixis, Inc.*	75,488
912	Genmab A/S*	181,465
1,332	Hikma Pharmaceuticals plc	33,422
715	Illumina, Inc.*	132,175
3,180	Incyte Corp.*	395,210
4,880	Ironwood Pharmaceuticals, Inc.*	79,642
2,285	Johnson & Johnson	282,129
2,306	Kaken Pharmaceutical Co., Ltd.	136,961
903	Kite Pharma, Inc.*	74,118
3,380	Medicines Co.*	166,702
4,690	Merck & Co., Inc.	292,328
5,585	Mylan N.V.*	208,600
1,387	Novartis AG	106,778
12,111	Ono Pharmaceutical Co., Ltd.	249,810

Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.4% - (continued)
2,090	Patheon N.V.*	$56,242
775	Regeneron Pharmaceuticals, Inc.*	301,080
976	Roche Holding AG	255,384
2,400	Shionogi & Co., Ltd.	123,595
31,000	Sino Biopharmaceutical Ltd.	25,475
1,300	Takeda Pharmaceutical Co., Ltd.	62,366
702	TESARO, Inc.*	103,608
2,366	Teva Pharmaceutical Industries Ltd. ADR	74,718
1,037	Thermo Fisher Scientific, Inc.	171,447
1,989	UCB S.A.	155,239
1,515	Ultragenyx Pharmaceutical, Inc.*	97,551
1,802	Vertex Pharmaceuticals, Inc.*	213,177

		7,655,383

	Real Estate - 0.4%
1,436	Daito Trust Construction Co., Ltd.	211,312
215	LaSalle Logiport REIT	204,223

		415,535

	Retailing - 1.6%
3,928	Aoyama Trading Co., Ltd.	140,341
862	Best Buy Co., Inc.	44,660
748	Ctrip.com International Ltd. ADR*	37,781
1,791	Expedia, Inc.	239,493
1,695	Hikari Tsushin, Inc.	162,792
1,259	MakeMyTrip Ltd.*	48,346
2,489	Netflix, Inc.*	378,826
188	Priceline Group, Inc.*	347,202
5,151	Rakuten, Inc.	52,767
1,334	Shimamura Co., Ltd.	182,573

		1,634,781

	Semiconductors & Semiconductor Equipment - 3.8%
6,604	Amkor Technology, Inc.*	77,795
2,883	Analog Devices, Inc.	219,685
1,234	Applied Materials, Inc.	50,113
439	ASML Holding N.V.	57,882
1,368	Broadcom Ltd.	302,068
619	Cabot Microelectronics Corp.	48,499
2,716	Cavium, Inc.*	186,997
3,679	Entegris, Inc.*	91,239
4,578	FormFactor, Inc.*	50,816
1,160	Impinj, Inc.*	43,477
2,475	Inphi Corp.*	102,515
10,710	Intel Corp.	387,166
733	Lam Research Corp.	106,175
4,614	MACOM Technology Solutions Holdings, Inc.*	225,532
4,454	MaxLinear, Inc. Class A*	123,955
4,549	Microchip Technology, Inc.	343,813
6,482	Micron Technology, Inc.*	179,357
1,163	Microsemi Corp.*	54,591
1,494	MKS Instruments, Inc.	116,905
3,217	NVIDIA Corp.	335,533
4,442	ON Semiconductor Corp.*	62,988
38,800	Semiconductor Manufacturing International Corp.*	49,014
6,600	Silergy Corp.	119,348
2,451	Skyworks Solutions, Inc.	244,463
3,984	Sumco Corp.	69,743
5,062	Tokyo Seimitsu Co., Ltd.	157,006
9,389	Tower Semiconductor Ltd.*	202,051

		4,008,726

The accompanying notes are an integral part of these financial statements.

33

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.4% - (continued)
	Software & Services - 5.1%
5,036	Alibaba Group Holding Ltd. ADR*	$581,658
907	Alliance Data Systems Corp.	226,414
122	Alphabet, Inc. Class A*	112,791
2,719	Autodesk, Inc.*	244,900
2,451	Baozun, Inc. ADR*	37,427
1,271	Blucora, Inc.*	23,450
2,739	Box, Inc. Class A*	47,220
2,313	Callidus Software, Inc.*	48,689
190	CoStar Group, Inc.*	45,769
4,990	DeNA Co., Ltd.	106,972
848	Ebix, Inc.	52,322
568	Electronic Arts, Inc.*	53,858
4,381	Facebook, Inc. Class A*	658,245
4,186	Global Payments, Inc.	342,247
2,081	HubSpot, Inc.*	139,531
7,800	Just Eat plc*	58,308
194	NetEase, Inc. ADR	51,486
80	Netmarble Games Corp.*(1)	11,148
7,061	Nexon Co., Ltd.	120,174
1,222	Nintendo Co., Ltd.	309,246
5,380	PayPal Holdings, Inc.*	256,734
1,552	Pegasystems, Inc.	70,694
1,361	Salesforce.com, Inc.*	117,209
4,261	ServiceNow, Inc.*	402,579
2,603	Silver Spring Networks, Inc.*	29,700
1,233	SINA Corp.*	94,707
4,102	Square, Inc. Class A*	74,820
2,000	Tencent Holdings Ltd.	62,667
3,966	TrueCar, Inc.*	69,484
1,679	Weibo Corp. ADR*	93,789
3,687	Workday, Inc. Class A*	322,244
8,456	Yandex N.V. Class A*	230,511
3,348	Zendesk, Inc.*	96,255
3,936	Zillow Group, Inc. Class C*	153,504

		5,346,752

	Technology Hardware & Equipment - 4.7%
6,392	AAC Technologies Holdings, Inc.	93,700
5,901	Alps Electric Co., Ltd.	173,446
3,843	Apple, Inc.	552,047
2,800	Applied Optoelectronics, Inc.*	138,292
2,620	Arista Networks, Inc.*	365,857
6,418	Cisco Systems, Inc.	218,661
699	Cognex Corp.	59,653
495	Coherent, Inc.*	106,722
1,751	EMCORE Corp.	15,759
1,233	Fabrinet*	42,748
6,764	Finisar Corp.*	154,490
17,954	Flex Ltd.*	277,569
8,739	Hosiden Corp.	96,272
615	IPG Photonics Corp.*	77,687
5,049	Itron, Inc.*	327,428
2,348	Keysight Technologies, Inc.*	87,886
825	Largan Precision Co., Ltd.	137,007
10,940	Lumentum Holdings, Inc.*	467,685
2,648	NetApp, Inc.	105,523
50,458	Oclaro, Inc.*	404,168
2,320	Quantenna Communications, Inc.*	42,688
5,337	Radware Ltd.*	87,153
1,863	Seagate Technology plc	78,488
1,505	TE Connectivity Ltd.	116,442

Shares or Principal Amount			Market Value†
COMMON STOCKS - 51.4% - (continued)
		Technology Hardware & Equipment - 4.7% - (continued)
	581,947	Tongda Group Holdings Ltd.	$228,594
	674	Universal Display Corp.	60,222
	8,207	Viavi Solutions, Inc.*	82,070
	3,375	Western Digital Corp.	300,611

			4,898,868

		Telecommunication Services - 0.7%
	8,022	KDDI Corp.	212,696
	11,183	Nippon Telegraph & Telephone Corp.	479,254

			691,950

		Transportation - 0.3%
	6,260	Japan Airlines Co., Ltd.	197,699
	1,913	Knight Transportation, Inc.	65,616
	1,177	XPO Logistics, Inc.*	58,132

			321,447

		Total Common Stocks (cost $50,543,393)	$53,528,175

CORPORATE BONDS - 1.6%
		Commercial Banks - 0.1%
$	117,000	CIT Group, Inc. 5.50%, 02/15/2019(1)	$123,581

		Diversified Financial Services - 0.6%
	564,000	Ally Financial, Inc. 3.25%, 11/05/2018	569,640

		Machinery-Diversified - 0.4%
	395,000	CNH Industrial Capital LLC 3.88%, 07/16/2018	402,900

		Telecommunications - 0.5%
	544,000	Sprint Communications, Inc. 8.38%, 08/15/2017	554,064

		Total Corporate Bonds (cost $1,639,630)	$1,650,185

FOREIGN GOVERNMENT OBLIGATIONS - 22.1%
		Austria - 0.4%
EUR	295,000	Austria Government Bond 3.90%, 07/15/2020(1)(2)	$366,634

		Belgium - 0.4%
	330,000	Belgium Government Bond 2.60%, 06/22/2024(1)(2)	419,743

		Canada - 1.4%
		Canadian Government Bond
CAD	190,000	3.50%, 12/01/2045	177,522
	125,000	5.00%, 06/01/2037	134,892
	1,036,045	Canadian Government Real Return Bond 4.00%, 12/01/2031(3)	1,159,584

			1,471,998

		Denmark - 0.2%
DKK	1,055,000	Denmark Government Bond 4.50%, 11/15/2039	261,296

		Finland - 0.4%
EUR	310,000	Finland Government Bond 3.38%, 04/15/2020(1)(2)	376,908

The accompanying notes are an integral part of these financial statements.

34

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 22.1% - (continued)
		France - 4.4%
		France Government Bond OAT
EUR	1,640,146	1.00%, 07/25/2017(2)(3)	$1,804,583
	698,763	1.85%, 07/25/2027(2)(3)	951,986
	839,248	3.15%, 07/25/2032(2)(3)	1,399,775
	345,000	3.50%, 04/25/2020(2)	420,562

			4,576,906

		Ireland - 0.5%
		Ireland Government Bond
	215,000	4.50%, 04/18/2020	267,829
	190,000	5.40%, 03/13/2025	282,330

			550,159

		Italy - 2.7%
		Italy Buoni Poliennali Del Tesoro
	450,000	1.50%, 08/01/2019	504,720
	1,199,775	2.60%, 09/15/2023(2)(3)	1,487,622
	475,000	4.75%, 08/01/2023(1)(2)	621,273
	170,000	5.00%, 09/01/2040(2)	237,680

			2,851,295

		Netherlands - 0.6%
		Netherlands Government Bond
	325,000	2.00%, 07/15/2024(1)(2)	403,642
	110,000	4.00%, 01/15/2037(1)(2)	186,973

			590,615

		Norway - 0.8%
		Norway Government Bond
NOK	4,770,000	3.00%, 03/14/2024(1)(2)	615,916
	1,920,000	3.75%, 05/25/2021(1)(2)	248,285

			864,201

		Spain - 0.9%
		Spain Government Bond
EUR	320,000	1.40%, 01/31/2020	363,556
	460,000	4.40%, 10/31/2023(1)(2)	613,508

			977,064

		Sweden - 0.6%
		Sweden Government Bond
SEK	2,585,000	2.50%, 05/12/2025	340,838
	1,780,000	5.00%, 12/01/2020	239,776

			580,614

		United Kingdom - 8.8%
		United Kingdom Gilt
GBP	195,000	3.50%, 01/22/2045(2)	348,815
	120,000	3.75%, 09/07/2021(2)	178,708
	140,000	5.00%, 03/07/2025(2)	239,487
		United Kingdom Gilt Inflation Linked
	600,988	0.63%, 03/22/2040(2)(3)	1,316,226
	587,573	0.75%, 11/22/2047(2)(3)	1,530,565
	603,621	1.13%, 11/22/2037(2)(3)	1,356,479
	518,449	1.25%, 11/22/2027(2)(3)	928,791
	586,943	1.25%, 11/22/2032(2)(3)	1,191,733
	397,849	1.25%, 11/22/2055(2)(3)	1,369,706
	407,759	2.50%, 07/17/2024(2)(3)	720,627

			9,181,137

		Total Foreign Government Obligations (cost $22,846,046)	$23,068,570

Shares or Principal Amount			Market Value†
EXCHANGE TRADED FUNDS - 6.7%
		Other Investment Pools & Funds - 6.7%
	169,612	PowerShares DB Agriculture Fund*	$3,348,141
	46,581	PowerShares DB Energy Fund*	567,356
	77,870	PowerShares DB Precious Metals Fund*	2,967,626
	5,580	TOPIX Exchange Traded Fund	79,466

			6,962,589

		Total Exchange Traded Funds (cost $7,159,962)	$6,962,589

		Total Long-Term Investments (cost $82,189,031)	$85,209,519

SHORT-TERM INVESTMENTS - 10.2%
		Foreign Government Obligations - 3.4%
JPY	390,000,000	Japan Treasury Discount Bill 0.40%, 06/20/2017(4)	$3,500,466

		Other Investment Pools & Funds - 6.8%
	7,119,210	Fidelity Institutional Government Fund, Institutional Class	7,119,210

		Total Short-Term Investments (cost $10,852,506)	$10,619,676

Total Investments Excluding Purchased Options (cost $93,041,537)	92.0%	$95,829,195

Total Purchased Options (cost $1,491,889)	1.0%	977,332

Total Investments (cost $94,533,426)^	93.0%	$96,806,527
Other Assets and Liabilities	7.0%	7,307,068

Total Net Assets	100.0%	$104,113,595

The accompanying notes are an integral part of these financial statements.

35

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$5,820,526
Unrealized Depreciation	(3,547,425)

Net Unrealized Appreciation	$2,273,101

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $4,082,293, which represented 3.9% of total net assets.

(2)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $19,336,227, which represented 18.6% of total net assets.

(3)	The principal amount for these securities is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(4)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
EUR Call/CHF Put	GSC	1.08 CHF per EUR	08/01/17	EUR	1,290,000	$14,315	$14,095	$220
EUR Call/HUF Put	GSC	7.50 HUF per EUR	09/06/17	EUR	3,407,532	32,133	—	32,133
EUR Call/USD Put	JPM	1.25 USD per EUR	06/04/18	EUR	3,368,991	16,033	87,236	(71,203)
EUR Call/USD Put	CBK	1.10 USD per EUR	06/22/17	EUR	4,685,000	46,931	33,954	12,977
FTSE 100 Index Option	MSC	7,500.00 GBP	09/15/17	GBP	1,983	100,908	137,220	(36,312)
USD Call/HKD Put	CSFB	7.75 HKD per USD	05/09/17	USD	26,000	25,277	19,500	5,777
USD Call/HKD Put	CSFB	7.75 HKD per USD	05/15/17	USD	40,000	38,620	30,000	8,620
USD Call/JPY Put	BOA	115.00 JPY per USD	02/25/21	USD	1,730,176	52,968	97,885	(44,917)
USD Call/JPY Put	BOA	125.00 JPY per USD	01/15/19	USD	11,729,040	108,329	294,105	(185,776)
USD Call/TWD Put	JPM	30.60 TWD per USD	09/01/17	USD	33,000	15,840	15,840	0
USD Call/TWD Put	JPM	31.90 TWD per USD	08/14/17	USD	73,000	9,070	25,769	(16,699)

Total Calls					26,384,722	$460,424	$755,604	$(295,180)

Puts
EUR Put/JPY Call	HSBC	112.00 JPY per EUR	09/01/17	EUR	71,700	$13,162	$26,191	$(13,029)
US IDR DIG Option	SCB	13,330.00 USD	04/29/19	USD	22,000	4,290	4,290	0

Total Puts					93,700	$17,452	$30,481	$(13,029)

Total purchased option contracts					26,478,422	$477,876	$786,085	$(308,209)

The accompanying notes are an integral part of these financial statements.

36

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2017 - (continued)
Description	Counter- party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
EUR Call/CHF Put	GSC	1.08 CHF per EUR	06/05/17	EUR	(1,290,000)	$(10,082)	$(9,597)	$(485)
EUR Call/USD Put	CBK	1.10 USD per EUR	05/23/17	EUR	(4,685,000)	(24,022)	(22,370)	(1,652)
EUR Call/USD Put	JPM	1.27 USD per EUR	06/04/19	EUR	(2,762,265)	(37,389)	(122,317)	84,928
USD Call/JPY Put	BOA	145.00 JPY per USD	01/15/19	USD	(11,729,040)	(25,053)	(89,727)	64,674
USD Call/JPY Put	BOA	140.00 JPY per USD	02/25/21	USD	(1,730,176)	(15,525)	(41,178)	25,653
USD Call/TWD Put	JPM	31.90 TWD per USD	05/12/17	USD	(60,000)	(231)	(13,980)	13,749
USD Call/TWD Put	JPM	30.60 TWD per USD	05/31/17	USD	(23,000)	(6,555)	(6,555)	0

Total Calls					(22,279,481)	$(118,857)	$(305,724)	$186,867

Written option contracts:
Puts
Credit Default Swaption	BCLY	80.00 EUR	05/17/17	EUR	(1,495,000)	$(10,796)	$(5,620)	$(5,176)
Credit Default Swaption	BCLY	80.00 EUR	05/17/17	EUR	(1,495,000)	(273)	(4,588)	4,315
EUR Call/HUF Put	GSC	7.50 HUF per EUR	09/06/17	EUR	(3,407,532)	—	—	0
EUR Put/JPY Call	HSBC	112.00 JPY per EUR	06/01/17	EUR	(59,000)	(1,692)	(13,391)	11,699

Total Puts					(6,456,532)	$(12,761)	$(23,599)	$10,838

Total written option contracts					(25,746,013)	$(120,549)	$(319,115)	$198,566

OTC Swaption Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption	DEUT	2.86%	03/16/37	USD	1,665,000	$107,104	$145,271	$(38,167)
Interest Rate Swaption	BOA	2.65%	06/15/37	USD	320,000	28,267	28,000	267

Total Calls					1,985,000	$135,371	$173,271	$(37,900)

Puts
Interest Rate Swaption	MSC	0.70%	11/06/17	JPY	291,885,000	$31,661	$30,888	$773
Interest Rate Swaption	DEUT	2.86%	03/16/37	USD	1,665,000	83,803	145,271	(61,468)
Interest Rate Swaption	BOA	2.65%	06/15/37	USD	320,000	27,267	28,001	(734)

Total Puts					293,870,000	$142,731	$204,160	$(61,429)

Total purchased swaption contracts					292,865,000	$267,033	$367,223	$(100,190)

Exchange Traded Option Contracts Outstanding at April 30, 2017
Description	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
S&P 500 Index Option	2,475.00 USD	09/15/17	USD	77	$154,770	$121,124	$33,646

Puts
ProShares Short VIX	40.00 USD	06/16/17	USD	323	$1,292	$55,010	$(53,718)
ProShares Short VIX	30.00 USD	06/16/17	USD	458	2,290	54,255	(51,965)
ProShares Short VIX	50.00 USD	01/19/18	USD	578	63,002	97,985	(34,983)

Total Puts				1,359	$66,584	$207,250	$(140,666)

Total purchased option contracts				1,436	$221,354	$328,374	$(107,020)

The accompanying notes are an integral part of these financial statements.

37

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Exchange Traded Option Contracts Outstanding at April 30, 2017 - (continued)
Description	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Puts
IShares Russell 2000 ETF Trust Index Option	128.00 USD	06/16/17	USD	(58)	$(3,074)	$(13,337)	$10,263
IShares Russell 2000 ETF Trust Index Option	127.00 USD	09/15/17	USD	(59)	(11,446)	(20,234)	8,788
IShares Russell 2000 ETF Trust Index Option	132.00 USD	09/15/17	USD	(58)	(16,530)	(15,019)	(1,511)
ProShares Short VIX	80.00 USD	01/19/18	USD	(131)	(65,500)	(75,580)	10,080
S&P 500 Index Option	2,175.00 USD	06/16/17	USD	(4)	(1,840)	(17,708)	15,868
S&P 500 Index Option	2,150.00 USD	06/16/17	USD	(4)	(1,460)	(22,388)	20,928
S&P 500 Index Option	2,150.00 USD	09/15/17	USD	(4)	(7,840)	(30,468)	22,628
S&P 500 Index Option	2,225.00 USD	09/15/17	USD	(3)	(8,385)	(17,331)	8,946

Total Puts				(321)	$(116,075)	$(212,065)	$95,990

Total written option contracts				(321)	$(116,075)	$(212,065)	$95,990

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	6	06/15/2017	$584,191	$582,802	$(1,389)
Australian Dollar Future	16	05/15/2017	1,203,774	1,196,800	(6,974)
CAC40 10 Euro Future	61	05/19/2017	3,390,893	3,465,226	74,333
Canadian Dollar Future	59	06/20/2017	4,422,458	4,318,800	(103,658)
DAX Index Future	3	06/16/2017	987,509	1,018,563	31,054
Emerging Market (mini MSCI) Index Future	23	06/16/2017	1,079,721	1,125,850	46,129
Euro BUXL 30-Year Bond Future	11	06/08/2017	2,079,266	2,026,925	(52,341)
Euro-BOBL Future	20	06/08/2017	2,862,202	2,872,701	10,499
Euro-Bund Future	30	06/08/2017	5,277,874	5,286,807	8,933
Euro-OAT Future	2	06/08/2017	320,060	326,441	6,381
Euro-Schatz Future	58	06/08/2017	7,090,845	7,091,254	409
FTSE/MIB Index Future	2	06/16/2017	215,504	221,030	5,526
H-SHARES Index Future	20	05/29/2017	1,325,646	1,316,603	(9,043)
Hang Seng Index Future	7	05/29/2017	1,102,655	1,105,164	2,509
Japan 10-Year Bond Future	3	06/13/2017	4,062,724	4,064,230	1,506
KOSPI 200 Index Future	59	06/08/2017	3,658,499	3,731,897	73,398
Long Gilt Future	8	06/28/2017	1,321,112	1,329,082	7,970
MSCI Taiwan Index Future	83	05/26/2017	3,032,009	3,046,100	14,091
NASDAQ 100 E-MINI Future	8	06/16/2017	859,449	892,880	33,431
Nikkei 225 Index Future	9	06/08/2017	1,530,243	1,550,123	19,880
OMXS30 Index Future	57	05/19/2017	1,000,125	1,041,243	41,118
Russell 2000 Mini Index Future	9	06/16/2017	606,682	629,280	22,598
S&P MID 400 E-Mini Index Future	17	06/16/2017	2,900,755	2,941,000	40,245
S&P/TSX 60 Index Future	7	06/15/2017	926,648	940,273	13,625
SGX Nifty 50 Index Future	10	05/25/2017	187,502	186,680	(822)
SX5E Dividend Future	100	12/15/2017	1,268,375	1,267,945	(430)
SX5E Dividend Future	49	12/21/2018	638,999	640,508	1,509
U.S. Treasury 2-Year Note Future	26	06/30/2017	5,634,329	5,631,844	(2,485)
U.S. Treasury Long Bond Future	40	06/21/2017	6,027,473	6,118,750	91,277
U.S. Ultra Bond Future	32	06/21/2017	5,113,996	5,214,000	100,004

Total					$469,283

Short position contracts:
Amsterdam Index Future	7	05/19/2017	$789,299	$787,901	$1,398
Australian 3-Year Bond Future	14	06/15/2017	1,176,327	1,175,366	961
BIST 30 Index Future	115	06/30/2017	384,031	383,501	530
British Pound Future	39	06/19/2017	2,999,990	3,159,975	(159,985)

The accompanying notes are an integral part of these financial statements.

38

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Futures Contracts Outstanding at April 30, 2017 - (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Short position contracts: - (continued)
CBOE VIX Future	2	07/19/2017	$27,895	$28,000	$(105)
Canadian Government 10-Year Bond Future	4	06/21/2017	405,693	408,952	(3,259)
Euro FX Future	28	06/19/2017	3,730,737	3,822,350	(91,613)
Euro Stoxx 50 Future	10	06/16/2017	364,790	382,126	(17,336)
FTSE 100 Index Future	51	06/16/2017	4,664,603	4,732,852	(68,249)
FTSE/JSE Top 40 Index Future	15	06/15/2017	513,114	533,641	(20,527)
IBEX 35 Index Future	13	05/19/2017	1,469,157	1,519,181	(50,024)
Japanese Yen Future	49	06/19/2017	5,428,015	5,508,825	(80,810)
S&P 500 (E-Mini) Future	12	06/16/2017	1,407,460	1,428,300	(20,840)
SPI 200 Future	38	06/15/2017	4,157,934	4,206,272	(48,338)
SX5E Dividend Future	12	12/20/2019	152,588	154,245	(1,657)
SX5E Dividend Future	6	12/18/2020	73,615	74,574	(959)
Swiss Franc Future	15	06/19/2017	1,857,998	1,891,500	(33,502)
TOPIX Index Futures	51	06/08/2017	7,021,609	6,999,776	21,833
U.S. Treasury 10-Year Note Future	151	06/21/2017	18,963,558	18,983,531	(19,973)
U.S. Treasury 5-Year Note Future	5	06/30/2017	584,249	592,031	(7,782)

Total					$(600,237)

Total futures contracts					$(130,954)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
ITRAXX.SEN.FIN.27	BNP	EUR	3,675,000	1.00%	06/20/22	$19,980	$—	$56,246	$36,266
ITRAXX.SEN.FIN.27	MSC	EUR	155,000	1.00%	06/20/22	785	—	(8,115)	(8,900)

Total						$20,765	$—	$48,131	$27,366

Total traded indices						$20,765	$—	$48,131	$27,366

Total OTC contracts						$20,765	$—	$48,131	$27,366

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27	USD	1,335,000	(1.00%)	06/20/22	$(69,831)	$(57,649)	$12,182
CDX.NA.HY.28	USD	1,825,000	(5.00%)	06/20/22	125,069	144,487	19,418
CDX.NA.IGS.28	USD	5,995,000	(1.00%)	06/20/22	93,641	109,845	16,204
ITRAXX.EUR.27	EUR	4,200,000	(1.00%)	06/20/22	54,686	81,819	27,133

The accompanying notes are an integral part of these financial statements.

39

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices: - (continued)
Buy protection: - (continued)
ITRAXX.XOV.27	EUR	1,545,000	(5.00%)	06/20/22	$157,922	$188,042	$30,120

Total					$361,487	$466,544	$105,057

Total					$361,487	$466,544	$105,057

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swap Contracts Outstanding at April 30, 2017
Receive	Pay	Maturity Date(1)	Counter- party	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 0.200% based on the notional amount of currency delivered	06/21/18	MSC	USD	39,807,375	NZD	55,870,000	$944,208	$—	$1,447,031	$502,823
Fixed Rate equal to 0.200% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	06/21/18	MSC	NZD	55,870,000	USD	39,807,375	—	(944,208)	(1,421,071)	(476,863)

Total								$944,208	$(944,208)	$25,960	$25,960

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
3M USD LIBOR	2.60% Fixed	USD	900,000	03/21/28	$—	$—	$17,885	$17,885
3M USD LIBOR	2.90% Fixed	USD	10,135,000	06/17/29	—	—	30,234	30,234
3M USD LIBOR	2.90% Fixed	USD	21,815,000	06/20/32	—	—	(51,557)	(51,557)
3M USD LIBOR	2.88% Fixed	USD	11,705,000	06/16/35	—	—	40,285	40,285
3M USD LIBOR	2.92% Fixed	USD	1,155,000	03/15/38	—	—	(13,294)	(13,294)
6M EURIBOR	1.02% Fixed	EUR	11,565,000	06/15/24	—	—	21,809	21,809
6M EURIBOR	1.58% Fixed	EUR	15,910,000	06/19/27	—	—	(37,856)	(37,856)
6M EURIBOR	1.88% Fixed	EUR	5,120,000	06/16/32	—	—	28,949	28,949

Total					$—	$—	$36,455	$36,455

OTC Total Return Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Barclays Barcvo	BCLY	USD	259,194	1M LIBOR	04/20/18	$—	$—	$(670)	$(670)
BOFAML VolRyder Index	BOA	USD	427,162	1M LIBOR	04/30/18	—	—	—	0
BXIIMPUE Barclays Index	BCLY	USD	1,015,006	1M LIBOR	06/30/17	—	—	2,266	2,266
BXIIQWUE Barclays Index	BCLY	USD	609,333	1M LIBOR	06/30/17	—	—	—	0
Citi CIISMAUS	CBK	USD	890,078	1M LIBOR + 1.93%	09/29/17	—	—	6,884	6,884

The accompanying notes are an integral part of these financial statements.

40

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Total Return Swap Contracts Outstanding at April 30, 2017 - (continued)
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Citi CIISMAUS	CBK	USD	895,251	1M LIBOR + 1.93%	09/29/17	$—	$—	$2,139	$2,139
CS CSLABME	CSFB	USD	788,606	1M LIBOR	09/29/17	—	—	(1,774)	(1,774)
DB Bank Custom Volatility Port	DEUT	USD	884,865	1M LIBOR	04/30/18	—	—	(28)	(28)
iPath S&P 500 VIX	BNP	USD	5,666,236	1M LIBOR - 0.50%	01/31/18	—	—	(8,318)	(8,318)
iPath S&P 500 VIX	MSC	USD	164,345	1M LIBOR - 0.30%	04/10/18	—	—	17,832	17,832
iShares MSCI ACWI ETF	GSC	USD	6,831,781	1M LIBOR - 0.50%	04/30/18	—	—	(10,029)	(10,029)
iShares S&P 500 Consumer Discretionary Sector	CBK	USD	437,014	1M LIBOR + 0.33%	06/30/17	—	—	—	0
iShares S&P 500 Financial Sector	CBK	USD	1,718,049	1M LIBOR + 0.41%	06/30/17	—	—	—	0
iShares S&P 500 HealthCare Sector	CBK	USD	1,300,101	1M LIBOR + 0.37%	06/30/17	—	—	—	0
iShares S&P 500 Information Technology Sector	CBK	USD	889,353	1M LIBOR + 0.40%	06/30/17	—	—	2	2
iShares S&P 500 Material Sector	CBK	USD	1,767,163	1M LIBOR + 0.35%	06/30/17	—	—	—	0
JPM US QES Momentum	JPM	USD	2,051,502	1M LIBOR + 0.25%	02/28/18	—	—	(450)	(450)
JPM US Volatility Qes Short	JPM	USD	905,937	1M LIBOR - 0.25%	02/28/18	—	—	—	0
MS Dispersion	MSC	USD	662,735	1M LIBOR	06/30/17	—	—	1,785	1,785
MSCI Indices US Health Care	BNP	USD	85,263	1M LIBOR + 0.30%	10/31/17	—	—	102	102
MSCI Indices US Health Care	BNP	USD	267,925	1M LIBOR + 0.30%	11/30/17	—	—	320	320
MSUSMSDS	MSC	USD	602,469	1M LIBOR + 0.70%	09/29/17	—	—	267	267
S&P 500 Total Return Utilities	CBK	USD	1,273,356	1M LIBOR + 0.15%	06/30/17	—	—	—	0
S&P Consumer Staple Index	CBK	USD	866,787	1M LIBOR + 0.31%	06/30/17	—	—	—	0
S&P GSCI Total Return Index	BOA	USD	255,329	1M LIBOR + 0.18%	08/31/17	—	—	—	0
S&P GSCI Total Return Index	BOA	USD	138,396	1M LIBOR + 0.20%	10/31/17	—	—	—	0
S&P GSCI Total Return Index	BOA	USD	454,782	1M LIBOR + 0.32%	11/30/17	—	—	—	0
S&P GSCI Total Return Index	GSC	USD	10,626,319	1M LIBOR	04/30/18	—	—	—	0
S&P GSCI Total Return Index	BOA	USD	10,526,599	1M LIBOR	04/30/18	—	—	—	0
S&P GSCI Total Return Index	BOA	USD	4,821,200	1M LIBOR	04/30/18	—	—	—	0
S&P Index Energy	CBK	USD	416,365	1M LIBOR + 0.40%	06/30/17	—	—	—	0
S&P Index Energy	BOA	USD	618,623	1M LIBOR + 0.18%	08/31/17	—	—	—	0
S&P Index Energy	BOA	USD	493,375	1M LIBOR + 0.30%	12/31/17	—	—	—	0
USD/CNH Volatility Index	DEUT	USD	10,000		12/13/17	—	—	(221)	(221)

Total						$—	$—	$10,107	$10,107

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Buy	05/31/17	BMO	$120,851	$119,741	$(1,110)
AUD	Buy	05/31/17	CBA	671,796	664,561	(7,235)
AUD	Buy	05/31/17	ANZ	671,233	663,813	(7,420)
AUD	Sell	05/31/17	BNP	120,582	119,741	841
AUD	Sell	05/31/17	CIB	120,432	119,741	691
AUD	Sell	05/31/17	ANZ	28,000	27,690	310
AUD	Sell	05/31/17	CBA	28,748	28,438	310
BRL	Buy	05/03/17	CIB	379,878	382,490	2,612
BRL	Buy	05/03/17	CIB	379,877	382,489	2,612
BRL	Buy	05/03/17	TDB	220,423	221,939	1,516
BRL	Buy	05/03/17	SCB	2,292,373	2,279,198	(13,175)
BRL	Buy	06/02/17	BOA	386,933	381,064	(5,869)
BRL	Buy	06/02/17	SCB	1,005,487	990,141	(15,346)
BRL	Sell	05/03/17	SCB	1,013,265	997,936	15,329
BRL	Sell	05/03/17	SSG	684,604	676,833	7,771
BRL	Sell	05/03/17	CIB	385,580	382,490	3,090
BRL	Sell	05/03/17	TDB	223,597	221,939	1,658
BRL	Sell	05/03/17	SCB	220,423	221,939	(1,516)
BRL	Sell	05/03/17	SCB	379,877	382,489	(2,612)
BRL	Sell	05/03/17	SCB	672,211	676,833	(4,622)
BRL	Sell	05/03/17	SCB	1,272,511	1,281,261	(8,750)

The accompanying notes are an integral part of these financial statements.

41

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
BRL	Sell	05/03/17	SCB	$1,272,511	$1,281,261	$(8,750)
CAD	Buy	05/31/17	ANZ	216,169	212,537	(3,632)
CAD	Sell	05/31/17	ANZ	3,397,575	3,340,491	57,084
CHF	Buy	05/31/17	BOA	125,691	125,885	194
CHF	Buy	05/31/17	GSC	125,866	125,885	19
CHF	Buy	05/31/17	ANZ	125,981	125,885	(96)
CHF	Sell	05/31/17	CBK	126,162	125,885	277
CHF	Sell	05/31/17	BOA	125,813	125,885	(72)
CHF	Sell	05/31/17	SCB	1,162,740	1,163,177	(437)
CNH	Buy	07/12/17	HSBC	2,330,234	2,329,002	(1,232)
CNH	Buy	07/12/17	SCB	2,336,532	2,329,002	(7,530)
CNH	Buy	12/18/17	CIB	1,686,190	1,731,604	45,414
CNH	Buy	01/03/18	NOM	1,860,014	1,937,156	77,142
CNH	Sell	07/12/17	SCB	4,575,067	4,658,004	(82,937)
CNH	Sell	12/18/17	HSBC	1,677,807	1,731,604	(53,797)
CNH	Sell	01/03/18	NOM	1,882,402	1,937,156	(54,754)
CNY	Buy	07/12/17	SCB	4,559,836	4,662,394	102,558
CNY	Buy	12/18/17	HSBC	1,672,511	1,734,946	62,435
CNY	Buy	01/03/18	NOM	1,881,311	1,946,449	65,138
CNY	Sell	07/12/17	SCB	2,333,401	2,331,270	2,131
CNY	Sell	07/12/17	HSBC	2,327,307	2,331,125	(3,818)
CNY	Sell	12/18/17	CIB	1,683,435	1,734,946	(51,511)
CNY	Sell	01/03/18	NOM	1,861,993	1,946,449	(84,456)
DKK	Sell	05/31/17	SCB	264,100	267,534	(3,434)
EUR	Buy	05/31/17	BMO	445,475	447,318	1,843
EUR	Buy	05/31/17	BNP	213,504	212,749	(755)
EUR	Buy	06/21/17	CBK	97,642	100,482	2,840
EUR	Sell	05/31/17	CBK	14,937,726	15,145,535	(207,809)
GBP	Buy	05/31/17	UBS	1,171,099	1,186,159	15,060
GBP	Sell	05/31/17	UBS	10,957,138	11,098,045	(140,907)
HUF	Sell	05/31/17	UBS	1,638,692	1,663,197	(24,505)
INR	Buy	05/31/17	SCB	1,560,652	1,569,858	9,206
INR	Buy	05/31/17	BCLY	1,563,812	1,569,843	6,031
JPY	Buy	05/31/17	DEUT	162,374	160,847	(1,527)
JPY	Buy	05/31/17	NOM	315,896	312,238	(3,658)
JPY	Buy	05/31/17	HSBC	478,321	473,093	(5,228)
JPY	Sell	05/31/17	HSBC	5,516,521	5,456,230	60,291
JPY	Sell	05/31/17	NOM	3,643,299	3,601,108	42,191
JPY	Sell	05/31/17	DEUT	1,872,721	1,855,113	17,608
JPY	Sell	06/20/17	MSC	3,790,207	3,505,688	284,519
KRW	Buy	05/31/17	BNP	777,648	778,092	444
KRW	Sell	05/31/17	BNP	307,868	308,044	(176)
MXN	Buy	05/31/17	CBK	896,681	884,827	(11,854)
NOK	Buy	05/31/17	GSC	131,258	131,080	(178)
NOK	Sell	05/31/17	GSC	1,801,561	1,799,118	2,443
NZD	Buy	05/31/17	WEST	383,191	374,583	(8,608)
NZD	Buy	05/31/17	GSC	381,896	373,212	(8,684)
NZD	Sell	05/31/17	GSC	299,760	292,943	6,817
NZD	Sell	05/31/17	WEST	300,377	293,630	6,747
PLN	Buy	05/31/17	GSC	116,015	118,536	2,521
PLN	Buy	05/31/17	WEST	241,765	243,513	1,748
PLN	Sell	05/31/17	GSC	674,650	689,311	(14,661)
SEK	Sell	05/31/17	GSC	1,743,683	1,762,804	(19,121)
SGD	Buy	05/31/17	BCLY	698,035	698,089	54
SGD	Buy	05/31/17	GSC	595,982	594,271	(1,711)
SGD	Sell	05/31/17	BCLY	737,411	737,469	(58)
TRY	Buy	05/31/17	GSC	1,361	1,396	35
TWD	Buy	05/31/17	UBS	3,143,064	3,168,514	25,450

The accompanying notes are an integral part of these financial statements.

42

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
TWD	Sell	05/31/17	UBS	$312,726	$315,258	$(2,532)
ZAR	Buy	05/31/17	JPM	559,484	549,851	(9,633)

Total						$49,264

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BIST	Borsa Istanbul 100 Index
CAC	Cotation Assistee en Continu
CBOE	Chicago Board Options Exchange
DAX	Deutscher Aktien Index
FTSE	Financial Times and Stock Exchange
GSCI	Goldman Sachs Commodity
IBEX	Spanish Stock Index
JSE	Johannesburg Stock Exchange
KOSPI	Korea Composite Stock Price
MSCI	Morgan Stanley Capital International
OMXS30	OMX Stockholm 30 Index
S&P	Standard & Poors
SGX	Singapore Exchange
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
EM	Emerging Markets
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

43

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,598,355	$86,369	$1,511,986	$—
Banks	1,510,871	751,197	759,674	—
Capital Goods	2,288,461	151,167	2,137,294	—
Commercial & Professional Services	304,378	—	304,378	—
Consumer Durables & Apparel	881,120	—	881,120	—
Consumer Services	628,407	489,302	139,105	—
Diversified Financials	384,663	325,581	59,082	—
Energy	7,399,851	6,369,008	1,030,843	—
Food & Staples Retailing	166,157	166,157	—	—
Food, Beverage & Tobacco	373,699	—	373,699	—
Health Care Equipment & Services	4,309,681	3,658,337	651,344	—
Insurance	1,079,496	104,535	974,961	—
Materials	6,804,355	1,650,762	5,153,593	—
Media	825,239	264,346	560,893	—
Pharmaceuticals, Biotechnology & Life Sciences	7,655,383	5,848,653	1,806,730	—
Real Estate	415,535	—	415,535	—
Retailing	1,634,781	1,096,308	538,473	—
Semiconductors & Semiconductor Equipment	4,008,726	3,613,615	395,111	—
Software & Services	5,346,752	4,678,237	668,515	—
Technology Hardware & Equipment	4,898,868	4,169,849	729,019	—
Telecommunication Services	691,950	—	691,950	—
Transportation	321,447	123,748	197,699	—
Corporate Bonds	1,650,185	—	1,650,185	—
Foreign Government Obligations	23,068,570	—	23,068,570	—
Exchange Traded Funds	6,962,589	6,883,123	79,466	—
Short-Term Investments	10,619,676	7,119,210	3,500,466	—
Purchased Options	977,332	221,354	755,978	—
Foreign Currency Contracts(2)	934,980	—	934,980	—
Futures Contracts(2)	671,147	671,147	—	—
Swaps - Credit Default(2)	141,323	—	141,323	—
Swaps - Cross Currency(2)	502,823	—	502,823	—
Swaps - Interest Rate(2)	139,162	—	139,162	—
Swaps - Total Return(2)	31,597	—	31,597	—

Total	$99,227,559	$48,442,005	$50,785,554	$—

Liabilities
Foreign Currency Contracts(2)	$(885,716)	$—	$(885,716)	$—
Futures Contracts(2)	(802,101)	(802,101)	—	—
Swaps - Credit Default(2)	(8,900)	—	(8,900)	—
Swaps - Cross Currency(2)	(476,863)	—	(476,863)	—
Swaps - Interest Rate(2)	(102,707)	—	(102,707)	—
Swaps - Total Return(2)	(21,490)	—	(21,490)	—
Written Options	(247,693)	(116,075)	(131,618)	—

Total	$(2,545,470)	$(918,176)	$(1,627,294)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

44

[This page is intentionally left blank]

45

Alternative Funds

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	The Hartford Global Real Asset Fund (consolidated)	Hartford Long/Short Global Equity Fund	Hartford Real Total Return Fund
Assets:
Investments in securities, at market value	$306,662,962	$35,905,354	$96,806,527
Cash	—	1,945	—
Cash collateral due from broker	4,418,804	11,766,469	7,854,285
Foreign currency	37,739	—	9,836
Unrealized appreciation on OTC swap contracts	42,760	—	570,686
Unrealized appreciation on foreign currency contracts	197,832	—	934,980
Receivables:
Investment securities sold	2,001,856	1,583,574	1,471,647
Fund shares sold	378,506	13,240	142,934
Dividends and interest	520,789	37,142	372,580
Variation margin on financial derivative instruments	64,466	—	128,654
OTC swap premiums paid	—	—	964,973
Other assets	125,210	49,829	77,385

Total assets	314,450,924	49,357,553	109,334,487

Liabilities:
Unrealized depreciation on foreign currency contracts	95,018	—	885,716
Bank overdraft	—	—	330,779
Bank overdraft - foreign cash	—	4,593	8,835
Unrealized depreciation on OTC swap contracts	—	—	507,253
Securities sold short, at market value	—	17,401,025	—
Payables:
Investment securities purchased	1,876,175	2,122,048	2,056,957
Fund shares redeemed	66,362	—	—
Investment management fees	254,113	33,086	77,253
Transfer agent fees	7,428	390	197
Accounting services fees	4,654	425	1,545
Board of Directors’ fees	813	253	623
Variation margin on financial derivative instruments	392,020	—	127,536
Foreign taxes	21,593	23,254	—
Distribution fees	10,713	544	232
Dividends on securities sold short	—	26,652	—
Written options	7,012	—	247,693
Accrued expenses	43,759	18,735	32,065
OTC swap premiums received	28,404	—	944,208

Total liabilities	2,808,064	19,631,005	5,220,892

Net assets	$311,642,860	$29,726,548	$104,113,595

Summary of Net Assets:
Capital stock and paid-in-capital	$413,244,573	$26,556,954	$117,451,223
Undistributed (distributions in excess of) net investment income	980,282	(479,940)	(1,013,399)
Accumulated net realized gain (loss)	(109,211,066)	118,575	(15,020,510)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	6,629,071	3,530,959	2,696,281

Net assets	$311,642,860	$29,726,548	$104,113,595

Shares authorized	760,000,000	400,000,000	560,000,000

Par value	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$8.82	$11.18	$8.81

Maximum offering price per share	$9.33	$11.83	$9.32

Shares outstanding	2,128,208	529,287	75,089

Net Assets	$18,779,527	$5,918,580	$661,360

Class C: Net asset value per share	$8.64	$10.98	$8.58

Shares outstanding	908,575	240,567	14,991

Net Assets	$7,848,679	$2,641,516	$128,678

The accompanying notes are an integral part of these financial statements.

46

Alternative Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

	The Hartford Global Real Asset Fund (consolidated)	Hartford Long/Short Global Equity Fund	Hartford Real Total Return Fund
Class I: Net asset value per share	$8.81	$11.25	$8.90

Shares outstanding	3,252,980	747,619	17,663

Net Assets	$28,672,291	$8,408,894	$157,259

Class R3: Net asset value per share	$8.86	$—	$8.76

Shares outstanding	18,142	—	1,140

Net Assets	$160,702	$—	$9,986

Class R4: Net asset value per share	$8.84	$—	$8.81

Shares outstanding	60,276	—	1,124

Net Assets	$532,591	$—	$9,903

Class R5: Net asset value per share	$8.82	$—	$8.89

Shares outstanding	7,183	—	1,113

Net Assets	$63,367	$—	$9,894

Class Y: Net asset value per share	$8.82	$11.26	$8.90

Shares outstanding	13,309,088	1,132,234	1,116

Net Assets	$117,393,993	$12,747,348	$9,935

Class F: Net asset value per share	$8.81	$11.24	$8.91

Shares outstanding	15,685,906	908	11,578,361

Net Assets	$138,191,710	$10,210	$103,126,580

Cost of investments	$298,830,429	$31,603,305	$94,533,426
Cost of foreign currency	$37,719	$—	$—
Cost of bank overdraft - foreign cash	$—	$4,702	$8,835
Proceeds of securities sold short	$—	$16,656,291	$—
Proceeds of written option contracts	$17,427	$—	$541,388

The accompanying notes are an integral part of these financial statements.

47

Alternative Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Global Real Asset Fund (consolidated)	Hartford Long/Short Global Equity Fund	Hartford Real Total Return Fund
Investment Income:
Dividends	$2,784,553	$260,992	$430,853
Interest	854,446	554	109,229
Other income	2,726	928	1,823
Less: Foreign tax withheld	(176,692)	(12,122)	(26,310)

Total investment income, net	3,465,033	250,352	515,595

Expenses:
Investment management fees	1,500,584	193,105	530,740
Administrative services fees
Class R3	147	—	62
Class R4	396	—	52
Class R5	28	—	32
Transfer agent fees
Class A	22,772	1,206	475
Class C	7,652	271	156
Class I	11,147	1,225	60
Class R3	110	—	—
Class R4	38	—	9
Class R5	—	—	—
Class Y	1,682	50	774
Class F	—	—	—
Distribution fees
Class A	24,565	7,003	931
Class C	42,320	12,457	617
Class R3	367	—	155
Class R4	659	—	88
Custodian fees	18,380	8,654	13,285
Registration and filing fees	45,929	30,219	47,736
Accounting services fees	27,671	2,483	10,615
Board of Directors’ fees	4,101	438	1,922
Dividend and interest expense on securities sold short	—	255,121	—
Audit fees	24,661	16,305	17,697
Short position fees	—	33,900	—
Other expenses	20,949	8,072	8,097

Total expenses (before waivers and fees paid indirectly)	1,754,158	570,509	633,503
Expense waivers	(73,649)	(52,119)	(14,790)
Management fee waivers	(201,600)	—	—
Distribution fee reimbursements	(33)	(8,079)	(181)
Commission recapture	(592)	(449)	(1,288)

Total waivers and fees paid indirectly	(275,874)	(60,647)	(16,259)

Total expenses, net	1,478,284	509,862	617,244

Net Investment Income (Loss)	1,986,749	(259,510)	(101,649)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	5,788,850	837,960	4,986,365
Net realized gain (loss) on securities sold short	—	(9,779)	—
Less: Foreign taxes paid on realized capital gains	(36)	—	—
Net realized gain (loss) on purchased options contracts	204,722	—	(447,766)
Net realized gain (loss) on futures contracts	(1,624,355)	—	(2,523,015)
Net realized gain (loss) on written options contracts	13,833	—	976,301
Net realized gain (loss) on swap contracts	46,775	(23,619)	(4,238,135)
Net realized gain (loss) on foreign currency contracts	1,034,445	—	1,257,587
Net realized gain (loss) on other foreign currency transactions	(249)	(302)	(197,467)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	5,463,985	804,260	(186,130)

The accompanying notes are an integral part of these financial statements.

48

Alternative Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Global Real Asset Fund (consolidated)	Hartford Long/Short Global Equity Fund	Hartford Real Total Return Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	$(114,658)	$2,872,261	$690,001
Net unrealized appreciation (depreciation) of purchased options contracts	(824)	—	(371,938)
Net unrealized appreciation (depreciation) of futures contracts	(626,439)	—	1,667,715
Net unrealized appreciation (depreciation) of securities sold short	—	(880,616)	—
Net unrealized appreciation (depreciation) of written options contracts	1,949	—	(170,656)
Net unrealized appreciation (depreciation) of swap contracts	61,357	(1,520)	173,993
Net unrealized appreciation (depreciation) of foreign currency contracts	36,929	—	(180,744)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	50,765	(2,631)	17,964

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(590,921)	1,987,494	1,826,335

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	4,873,064	2,791,754	1,640,205

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,859,813	$2,532,244	$1,538,556

The accompanying notes are an integral part of these financial statements.

49

Alternative Funds

Statements of Changes in Net Assets

	The Hartford Global Real Asset Fund (consolidated)		Hartford Long/Short Global Equity Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$1,986,749	$3,549,369	$(259,510)	$(212,950)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	5,463,985	(28,453,265)	804,260	(154,532)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(590,921)	41,175,775	1,987,494	696,931

Net Increase (Decrease) in Net Assets Resulting from Operations	6,859,813	16,271,879	2,532,244	329,449

Distributions to Shareholders:
From net investment income
Class A	(85,707)	(180,779)	—	—
Class C	—	—	—	—
Class I	(186,369)	(233,637)	—	—
Class R3	(326)	(522)	—	—
Class R4	(2,002)	(27,942)	—	—
Class R5	(392)	(4,197)	—	—
Class Y	(1,933,820)	(2,563,220)	—	—
Class F	—	—	—	—

Total from net investment income	(2,208,616)	(3,010,297)	—	—

From net realized gain on investments
Class A	—	—	—	(67,329)
Class C	—	—	—	(35,248)
Class I	—	—	—	(86,757)
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class Y	—	—	—	(165,413)
Class F	—	—	—	—

Total from net realized gain on investments	—	—	—	(354,747)

Total distributions	(2,208,616)	(3,010,297)	—	(354,747)

Capital Share Transactions:
Sold	219,418,027	53,115,588	1,986,267	4,098,326
Issued on reinvestment of distributions	2,113,635	2,867,051	—	353,866
Redeemed	(179,191,743)	(103,428,682)	(985,558)	(2,099,771)

Net increase (decrease) from capital share transactions	42,339,919	(47,446,043)	1,000,709	2,352,421

Net Increase (Decrease) in Net Assets	46,991,116	(34,184,461)	3,532,953	2,327,123

Net Assets:
Beginning of period	264,651,744	298,836,205	26,193,595	23,866,472

End of period	$311,642,860	$264,651,744	$29,726,548	$26,193,595

Undistributed (distributions in excess of) net investment income	$980,282	$1,202,149	$(479,940)	$(220,430)

The accompanying notes are an integral part of these financial statements.

50

Alternative Funds

Statements of Changes in Net Assets – (continued)

Hartford Real Total Return Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$(101,649)	$228,903
(186,130)	(15,184,230)
1,826,335	7,649,094

1,538,556	(7,306,233)

—	—
—	—
—	—
—	—
—	—
—	—
—	—
—	—

—	—

—	(2,809)
—	(894)
—	(895)
—	(386)
—	(441)
—	(386)
—	(524,861)
—	—

—	(530,672)

—	(530,672)

109,872,240	93,932,002
—	530,527
(133,404,671)	(80,538,794)

(23,532,431)	13,923,735

(21,993,875)	6,086,830

126,107,470	120,020,640

$104,113,595	$126,107,470

$(1,013,399)	$(911,750)

The accompanying notes are an integral part of these financial statements.

51

Alternative Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Global Real Asset Fund (consolidated)
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$8.67	$0.04	$0.15	$0.19	$(0.04)	$—	$(0.04)	$8.82	2.17	%(4)	$18,780	1.55	%(5)	1.25	%(5)	1.02	%(5)	51%
C	8.48	0.01	0.15	0.16	—	—	—	8.64	1.89	(4)	7,849	2.25	(5)	2.00	(5)	0.26	(5)	51
I	8.67	0.06	0.14	0.20	(0.06)	—	(0.06)	8.81	2.31	(4)	28,672	1.15	(5)	0.98	(5)	1.28	(5)	51
R3	8.69	0.03	0.16	0.19	(0.02)	—	(0.02)	8.86	2.20	(4)	161	1.92	(5)	1.50	(5)	0.75	(5)	51
R4	8.67	0.05	0.15	0.20	(0.03)	—	(0.03)	8.84	2.34	(4)	533	1.48	(5)	1.20	(5)	1.05	(5)	51
R5	8.68	0.06	0.15	0.21	(0.07)	—	(0.07)	8.82	2.39	(4)	63	1.17	(5)	0.95	(5)	1.37	(5)	51
Y	8.68	0.06	0.15	0.21	(0.07)	—	(0.07)	8.82	2.39	(4)	117,394	1.07	(5)	0.90	(5)	1.33	(5)	51
F(6)	8.93	0.02	(0.14)	(0.12)	—	—	—	8.81	(1.34	)(4)	138,192	1.07	(5)	0.90	(5)	1.88	(5)	51

For the Year Ended October 31, 2016
A	$8.15	$0.09	$0.49	$0.58	$(0.06)	$—	$(0.06)	$8.67	7.27%		$20,262	1.61%		1.26	%(7)	1.09%		115%
C	7.97	0.03	0.48	0.51	—	—	—	8.48	6.40		8,702	2.30		2.01	(7)	0.33		115
I	8.16	0.11	0.49	0.60	(0.09)	—	(0.09)	8.67	7.51		24,931	1.18		0.99	(7)	1.35		115
R3	8.17	0.07	0.49	0.56	(0.04)	—	(0.04)	8.69	6.86		126	1.95		1.49	(7)	0.81		115
R4	8.17	0.08	0.50	0.58	(0.08)	—	(0.08)	8.67	7.17		511	1.50		1.21	(7)	1.05		115
R5	8.17	0.10	0.50	0.60	(0.09)	—	(0.09)	8.68	7.56		49	1.24		0.96	(7)	1.27		115
Y	8.17	0.11	0.50	0.61	(0.10)	—	(0.10)	8.68	7.64		210,071	1.10		0.91	(7)	1.42		115

For the Year Ended October 31, 2015
A	$9.85	$0.03	$(1.72)	$(1.69)	$(0.01)	$—	$(0.01)	$8.15	(17.21)%		$23,604	1.67%		1.20%		0.32%		134%
C	9.70	0.04	(1.77)	(1.73)	—	—	—	7.97	(17.84)		10,087	2.40		1.95		0.43		134
I	9.87	0.12	(1.79)	(1.67)	(0.04)	—	(0.04)	8.16	(16.98)		19,495	1.29		0.95		1.38		134
R3	9.89	0.07	(1.79)	(1.72)	—	—	—	8.17	(17.39)		130	2.02		1.45		0.73		134
R4	9.88	0.10	(1.80)	(1.70)	(0.01)	—	(0.01)	8.17	(17.18)		2,861	1.60		1.15		1.10		134
R5	9.89	0.23	(1.90)	(1.67)	(0.05)	—	(0.05)	8.17	(16.97)		371	1.31		0.90		2.56		134
Y	9.89	0.13	(1.80)	(1.67)	(0.05)	—	(0.05)	8.17	(16.94)		242,288	1.19		0.85		1.42		134

For the Year Ended October 31, 2014
A	$10.30	$0.08	$(0.49)	$(0.41)	$(0.04)	$—	$(0.04)	$9.85	(4.03)%		$44,562	1.58%		1.35%		0.76%		162%
C	10.18	—	(0.48)	(0.48)	—	—	—	9.70	(4.72)		17,382	2.31		2.10		0.01		162
I	10.33	0.11	(0.50)	(0.39)	(0.07)	—	(0.07)	9.87	(3.76)		47,168	1.21		1.06		1.03		162
R3	10.35	0.05	(0.48)	(0.43)	(0.03)	—	(0.03)	9.89	(4.20)		277	1.93		1.60		0.49		162
R4	10.34	0.08	(0.48)	(0.40)	(0.06)	—	(0.06)	9.88	(3.91)		3,686	1.55		1.30		0.79		162
R5	10.35	0.11	(0.49)	(0.38)	(0.08)	—	(0.08)	9.89	(3.72)		516	1.26		1.05		1.05		162
Y	10.34	0.12	(0.49)	(0.37)	(0.08)	—	(0.08)	9.89	(3.58)		313,337	1.15		1.00		1.11		162

For the Year Ended October 31, 2013
A	$10.68	$(0.04)	$(0.27)	$(0.31)	$(0.07)	$—	$(0.07)	$10.30	(2.98)%		$69,554	1.52%		1.30%		(0.35)%		147%
C	10.58	(0.11)	(0.29)	(0.40)	—	—	—	10.18	(3.78)		28,546	2.24		2.05		(1.08)		147
I	10.72	—	(0.29)	(0.29)	(0.10)	—	(0.10)	10.33	(2.78)		66,061	1.19		1.05		(0.04)		147
R3	10.69	0.17	(0.51)	(0.34)	—	—	—	10.35	(3.18)		295	1.86		1.53		1.66		147
R4	10.71	0.17	(0.49)	(0.32)	(0.05)	—	(0.05)	10.34	(3.00)		3,331	1.50		1.27		1.65		147
R5	10.73	0.21	(0.50)	(0.29)	(0.09)	—	(0.09)	10.35	(2.76)		451	1.20		1.01		1.98		147
Y	10.73	0.12	(0.41)	(0.29)	(0.10)	—	(0.10)	10.34	(2.74)		375,280	1.09		0.98		1.14		147

The accompanying notes are an integral part of these financial statements.

52

Alternative Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Global Real Asset Fund (consolidated) – (continued)
For the Year Ended October 31, 2012
A	$11.05	$0.03	$(0.31)	$(0.28)	$(0.09)	$—	$(0.09)	$10.68	(2.50)%		$114,692	1.52%		1.17%		0.28%		167%
C	10.96	(0.05)	(0.30)	(0.35)	(0.03)	—	(0.03)	10.58	(3.20)		52,906	2.23		1.91		(0.46)		167
I	11.09	0.06	(0.31)	(0.25)	(0.12)	—	(0.12)	10.72	(2.26)		75,179	1.22		0.91		0.53		167
R3	11.04	—	(0.30)	(0.30)	(0.05)	—	(0.05)	10.69	(2.75)		1,964	1.84		1.43		0.01		167
R4	11.07	0.03	(0.30)	(0.27)	(0.09)	—	(0.09)	10.71	(2.44)		3,135	1.56		1.15		0.30		167
R5	11.10	0.06	(0.31)	(0.25)	(0.12)	—	(0.12)	10.73	(2.19)		2,062	1.23		0.90		0.54		167
Y	11.10	0.04	(0.28)	(0.24)	(0.13)	—	(0.13)	10.73	(2.14)		256,693	1.19		0.90		0.38		167

Hartford Long/Short Global Equity Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.21	$(0.11)	$1.08	$0.97	$—	$—	$—	$11.18	9.50	%(4)	$5,919	4.27	%(5)	3.79	%(5)(8)	(1.97	)%(5)	218%
C	10.04	(0.12)	1.06	0.94	—	—	—	10.98	9.36	(4)	2,642	5.00	(5)	4.20	(5)(8)	(2.37	)(5)	218
I	10.26	(0.10)	1.09	0.99	—	—	—	11.25	9.65	(4)	8,409	4.01	(5)	3.63	(5)(8)	(1.81	)(5)	218
Y	10.27	(0.10)	1.09	0.99	—	—	—	11.26	9.64	(4)	12,747	3.98	(5)	3.60	(5)(8)	(1.78	)(5)	218
F(6)	11.01	0.01	0.22	0.23	—	—	—	11.24	2.09	(4)	10	3.49	(5)	3.07	(5)(8)	0.48	(5)	218

For the Year Ended October 31, 2016
A	$10.25	$(0.10)	$0.21	$0.11	$—	$(0.15)	$(0.15)	$10.21	1.13%		$5,303	3.89%		3.39	%(9)	(1.00)%		399%
C	10.16	(0.17)	0.20	0.03	—	(0.15)	(0.15)	10.04	0.34		2,328	4.62		4.12	(9)	(1.75)		399
I	10.27	(0.07)	0.21	0.14	—	(0.15)	(0.15)	10.26	1.42		6,939	3.62		3.12	(9)	(0.72)		399
Y	10.28	(0.07)	0.21	0.14	—	(0.15)	(0.15)	10.27	1.42		11,623	3.60		3.10	(9)	(0.72)		399

For the Year Ended October 31, 2015
A	$9.62	$(0.20)	$0.83	$0.63	$—	$—	$—	$10.25	6.55%		$4,649	4.47%		3.91	%(10)	(1.97)%		413%
C	9.61	(0.27)	0.82	0.55	—	—	—	10.16	5.72		2,327	5.23		4.67	(10)	(2.73)		413
I	9.62	(0.19)	0.84	0.65	—	—	—	10.27	6.76		5,488	4.44		3.88	(10)	(1.87)		413
Y	9.62	(0.17)	0.83	0.66	—	—	—	10.28	6.86		11,402	4.27		3.70	(10)	(1.68)		413

For the Year Ended October 31, 2014(11)
A	$10.00	$(0.01)	$(0.37)	$(0.38)	$—	$—	$—	$9.62	(3.80	)%(4)	$3,871	3.32	%(5)	2.86	%(5)(12)	(0.84	)%(5)	32	%(4)
C	10.00	(0.03)	(0.36)	(0.39)	—	—	—	9.61	(3.90	)(4)	2,004	4.07	(5)	3.61	(5)(12)	(1.60	)(5)	32	(4)
I	10.00	(0.01)	(0.37)	(0.38)	—	—	—	9.62	(3.80	)(4)	3,984	3.08	(5)	2.62	(5)(12)	(0.73	)(5)	32	(4)
Y	10.00	(0.01)	(0.37)	(0.38)	—	—	—	9.62	(3.80	)(4)	6,733	3.08	(5)	2.62	(5)(12)	(0.59	)(5)	32	(4)

Hartford Real Total Return Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$8.74	$(0.02)	$0.09	$0.07	$—	$—	$—	$8.81	0.80	%(4)	$661	1.45	%(5)	1.40	%(5)	(0.52	)%(5)	67%
C	8.55	(0.05)	0.08	0.03	—	—	—	8.58	0.47	(4)	129	2.32	(5)	2.15	(5)	(1.23	)(5)	67
I	8.82	—	0.08	0.08	—	—	—	8.90	0.91	(4)	157	1.19	(5)	1.15	(5)	(0.07	)(5)	67
R3	8.65	(0.04)	0.15	0.11	—	—	—	8.76	1.27	(4)	10	1.76	(5)	1.51	(5)	(0.83	)(5)	67
R4	8.73	(0.03)	0.11	0.08	—	—	—	8.81	0.92	(4)	10	1.48	(5)	1.36	(5)	(0.69	)(5)	67
R5	8.81	(0.02)	0.10	0.08	—	—	—	8.89	0.91	(4)	10	1.16	(5)	1.10	(5)	(0.41	)(5)	67
Y	8.83	(0.01)	0.08	0.07	—	—	—	8.90	0.91	(4)	10	1.07	(5)	1.05	(5)	(0.22	)(5)	67
F(6)	9.00	—	(0.09)	(0.09)	—	—	—	8.91	(1.00	)(4)	103,127	1.10	(5)	1.00	(5)	0.27	(5)	67

The accompanying notes are an integral part of these financial statements.

53

Alternative Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Real Total Return Fund – (continued)
For the Year Ended October 31, 2016
A	$9.35	$(0.02)	$(0.55)	$(0.57)	$—	$(0.04)	$(0.04)	$8.74	(6.14)%		$753	1.66%		1.59	%(13)	(0.20)%		239%
C	9.21	(0.08)	(0.54)	(0.62)	—	(0.04)	(0.04)	8.55	(6.88)		134	2.45		2.35	(13)	(0.94)		239
I	9.41	0.02	(0.57)	(0.55)	—	(0.04)	(0.04)	8.82	(5.89)		75	1.39		1.33	(13)	0.19		239
R3	9.29	(0.04)	(0.56)	(0.60)	—	(0.04)	(0.04)	8.65	(6.51)		90	1.99		1.90	(13)	(0.49)		239
R4	9.34	(0.02)	(0.55)	(0.57)	—	(0.04)	(0.04)	8.73	(6.15)		103	1.70		1.60	(13)	(0.18)		239
R5	9.39	0.01	(0.55)	(0.54)	—	(0.04)	(0.04)	8.81	(5.80)		91	1.39		1.30	(13)	0.11		239
Y	9.41	0.02	(0.56)	(0.54)	—	(0.04)	(0.04)	8.83	(5.78)		124,861	1.28		1.22	(13)	0.19		239

For the Year Ended October 31, 2015
A	$10.11	$0.03	$(0.46)	$(0.43)	$—	$(0.33)	$(0.33)	$9.35	(4.35)%		$710	1.73%		1.68%		0.31%		176%
C	10.04	(0.03)	(0.47)	(0.50)	—	(0.33)	(0.33)	9.21	(5.00)		223	2.51		2.45		(0.27)		176
I	10.15	0.04	(0.45)	(0.41)	—	(0.33)	(0.33)	9.41	(4.13)		227	1.42		1.36		0.43		176
R3	10.08	0.01	(0.47)	(0.46)	—	(0.33)	(0.33)	9.29	(4.67)		96	2.07		2.00		0.08		176
R4	10.10	0.03	(0.46)	(0.43)	—	(0.33)	(0.33)	9.34	(4.36)		110	1.77		1.70		0.34		176
R5	10.13	0.07	(0.48)	(0.41)	—	(0.33)	(0.33)	9.39	(4.14)		97	1.47		1.40		0.69		176
Y	10.14	0.07	(0.47)	(0.40)	—	(0.33)	(0.33)	9.41	(4.03)		118,557	1.36		1.30		0.67		176

For the Period Ended October 31, 2014(14)
A	$10.00	$0.04	$0.07	$0.11	$—	$—	$—	$10.11	1.10	%(4)	$598	1.70	%(5)	1.65	%(5)	0.42	%(5)	305	%(4)
C	10.00	(0.05)	0.09	0.04	—	—	—	10.04	0.40	(4)	122	2.41	(5)	2.36	(5)	(0.56	)(5)	305	(4)
I	10.00	0.17	(0.02)	0.15	—	—	—	10.15	1.50	(4)	138	1.39	(5)	1.34	(5)	1.68	(5)	305	(4)
R3	10.00	(0.01)	0.09	0.08	—	—	—	10.08	0.80	(4)	101	2.05	(5)	2.00	(5)	(0.11	)(5)	305	(4)
R4	10.00	0.02	0.08	0.10	—	—	—	10.10	1.00	(4)	101	1.75	(5)	1.70	(5)	0.18	(5)	305	(4)
R5	10.00	0.05	0.08	0.13	—	—	—	10.13	1.30	(4)	101	1.45	(5)	1.40	(5)	0.48	(5)	305	(4)
Y	10.00	0.06	0.08	0.14	—	—	—	10.14	1.40	(4)	108,553	1.35	(5)	1.30	(5)	0.57	(5)	305	(4)

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Commenced operations on February 28, 2017.
(7)	Excluding the expenses not subject to cap, the ratios would have been 1.25%, 2.00%, 0.98%, 1.48%, 1.20%, 0.95% and 0.90% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(8)	Excluding the expenses not subject to cap, the ratios would have been 1.70%, 2.10%, 1.54% ,1.50% and 1.50% for Class A, Class C, Class I, Class Y and Class F respectively.
(9)	Excluding the expenses not subject to cap, the ratios would have been 1.79%, 2.52%, 1.52% and 1.50% for Class A, Class C, Class I and Class Y, respectively.
(10)	Excluding the expenses not subject to cap, the ratios would have been 1.73%, 2.48%, 1.50% and 1.50% for Class A, Class C, Class I and Class Y, respectively.
(11)	Commenced operations on August 29, 2014.
(12)	Excluding the expenses not subject to cap, the ratios would have been 1.74%, 2.49%, 1.50% and 1.50% for Class A, Class C, Class I and Class Y, respectively.
(13)	Excluding the expenses not subject to cap, the ratios would have been 1.59%, 2.35%, 1.32%, 1.89%, 1.59%, 1.29%, and 1.22% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(14)	Commenced operations on November 29, 2013.

The accompanying notes are an integral part of these financial statements.

54

Alternative Funds

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. (the “Company”) is an open-end registered management investment company comprised of forty-four series as of April 30, 2017. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Global Real Asset Fund (the “Global Real Asset Fund”)

Hartford Long/Short Global Equity Fund (the “Long/Short Global Equity Fund”)

Hartford Real Total Return Fund (the “Real Total Return Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund offers Class A, Class T, Class C, Class I, Class Y and Class F shares. As of April 30, 2017, Class T shares have not commenced operations. In addition, each Fund, except Long/Short Global Equity Fund, offers Class R3, Class R4 and Class R5 shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares of each Fund have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, Y and F shares are sold without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The per share net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors of the Company in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by

55

Alternative Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

56

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April 30, 2017 (Unaudited)

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors of the Company. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors of the Company then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statements of Operations, as applicable.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. The amount of foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

57

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

h)	Basis for Consolidation – The Global Real Asset Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Global Real Asset Fund (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Global Real Asset Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Global Real Asset Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2017.

b)

Securities Sold Short – As part of its principal investment strategy, the Long/Short Global Equity Fund will enter into short sales. In a short sale, the Fund sells a borrowed security (typically from a broker or other institution). The Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is a risk that the Fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons. After selling the borrowed security, the Fund is obligated to “cover” the short sale by purchasing the security and returning the security to the lender. If a security sold short increases in price,

58

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April 30, 2017 (Unaudited)

the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss.

Short sales also involve other costs. The Long/Short Global Equity Fund must normally repay to the lender an amount equal to any dividends that accrue while the security is on loan. In addition, to borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in executing short sales. The amount of any gain for the Fund resulting from a short sale will be decreased, and the amount of any loss will be increased, by the amount of the premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets to cover the Fund’s short position. Investments held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral held by the broker) to cover the short sale obligation. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption or other current obligations.

Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense on the Statements of Operations.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2017, Global Real Asset Fund and Real Total Return Fund had engaged in Foreign Currency Contracts.

b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund uses futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2017, Global Real Asset Fund and Real Total Return Fund had engaged in Futures Contracts.

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April 30, 2017 (Unaudited)

c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either OTC options or executed in a registered exchange (“exchange traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended April 30, 2017, Global Real Asset Fund and Real Total Return Fund had engaged in Options Contracts.

Transactions involving written option contracts during the period ended April 30, 2017, are summarized below:

Global Real Asset Fund (consolidated)

Options Activity During the Six-Month Period Ended April 30, 2017

Call Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	20	$9,210
Written	20	33,764
Expired	(12)	(8,586)
Closed	(22)	(16,961)
Exercised	—	—

End of Period	6	$17,427

Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	8	$2,776
Written	3	2,390
Expired	—	—
Closed	(11)	(5,167)
Exercised	—	—

End of Period	—	$—

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Real Total Return Fund

Options Activity During the Six-Month Period Ended April 30, 2017

Call Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	4,747,095	$202,801
Written	17,791,911	528,888
Expired	—	—
Closed	(259,525)	(425,965)
Exercised	—	—

End of Period	22,279,481	$305,724

Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	3,407,759	$602,447
Written	3,057,460	1,828,126
Expired	—	—
Closed	(7,304)	(2,023,973)
Exercised	(1,062)	(170,936)

End of Period	6,456,853	$235,664

d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company’s Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated

61

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by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended April 30, 2017, Global Real Asset Fund and Real Total Return Fund had engaged in Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

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April 30, 2017 (Unaudited)

During the six-month period ended April 30, 2017, Global Real Asset Fund and Real Total Return Fund had engaged in Interest Rate Swap Contracts.

Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Funds’ investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

During the six-month period ended April 30, 2017, Global Real Asset Fund, Long/Short Global Equity Fund and Real Total Return Fund had engaged in Total Return Swap Contracts.

Cross Currency Swaps – Certain Funds may enter into cross currency swap agreements to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a cross currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

During the six-month period ended April 30, 2017, Real Total Return Fund had engaged in Cross Currency Swap Contracts.

e)	Additional Derivative Instrument Information:

Global Real Asset Fund (consolidated)

Fair Value of Derivative Instruments on the (consolidated) Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$96,244	$—	$—	$66,022	$—	$162,266
Unrealized appreciation on futures contracts(1)	1,339	—	—	—	898,942	—	900,281
Unrealized appreciation on foreign currency contracts	—	197,832	—	—	—	—	197,832
Unrealized appreciation on swap contracts(2)	17,866	—	13,336	—	29,424	—	60,626

Total	$19,205	$294,076	$13,336	$—	$994,388	$—	$1,321,005

Liabilities:
Unrealized depreciation on futures contracts(1)	$47,775	$—	$—	$—	$2,239,540	$—	$2,287,315
Unrealized depreciation on foreign currency contracts	—	95,018	—	—	—	—	95,018
Written options, market value	—	—	—	—	7,012	—	7,012
Unrealized depreciation on swap contracts(2)	—	—	3,428	—	—	—	3,428

Total	$47,775	$95,018	$3,428	$—	$2,246,552	$—	$2,392,773

63

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$259,156	$—	$—	$(54,434)	$—	$204,722
Net realized gain (loss) on futures contracts	105,521	—	—	—	(1,729,876)	—	(1,624,355)
Net realized gain (loss) on written options contracts	—	—	—	—	13,833	—	13,833
Net realized gain (loss) on swap contracts	47,455	—	(11,659)	10,979	—	—	46,775
Net realized gain (loss) on foreign currency contracts	—	1,034,445	—	—	—	—	1,034,445

Total	$152,976	$1,293,601	$(11,659)	$10,979	$(1,770,477)	$—	$(324,580)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$(19,959)	$—	$—	$19,135	$—	$(824)
Net change in unrealized appreciation (depreciation) of futures contracts	(74,099)	—	—	—	(552,340)	—	(626,439)
Net change in unrealized appreciation (depreciation) of written options contracts	—	—	—	—	1,949	—	1,949
Net change in unrealized appreciation (depreciation) of swap contracts	11,479	—	6,867	13,587	29,424	—	61,357
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	36,929	—	—	—	—	36,929

Total	$(62,620)	$16,970	$6,867	$13,587	$(501,832)	$—	$(527,028)

Global Real Asset Fund (consolidated) – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	25,575,420
Futures Contracts Long	1,047
Futures Contracts Short	(301)
Written Options Contracts	(16)
Swap Contracts	$2,015,383
Foreign Currency Contracts Purchased	$6,706,560
Foreign Currency Contracts Sold	$30,016,500

Long/Short Global Equity Fund

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$(23,619)	$—	$—	$—	$—	$—	$(23,619)

Total	$(23,619)	$—	$—	$—	$—	$—	$(23,619)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$—	$(1,520)	$—	$—	$(1,520)

Total	$—	$—	$—	$(1,520)	$—	$—	$(1,520)

64

Alternative Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts	$601,607

Real Total Return Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$278,101	$376,969	$—	$322,262	$—	$—	$977,332
Unrealized appreciation on futures contracts(1)	227,941	—	—	441,697	—	1,509	671,147
Unrealized appreciation on foreign currency contracts	—	934,980	—	—	—	—	934,980
Unrealized appreciation on swap contracts(2)	139,161	25,960	618,188	31,596	—	—	814,905

Total	$645,203	$1,337,909	$618,188	$795,555	$—	$1,509	$3,398,364

Liabilities:
Unrealized depreciation on futures contracts(1)	$87,229	$482,634	$—	$235,284	$—	$(3,046)	$802,101
Unrealized depreciation on foreign currency contracts	—	885,716	—	—	—	—	885,716
Written options, market value	11,069	120,550	—	116,074	—	—	247,693
Unrealized depreciation on swap contracts(2)	102,928	—	486,213	20,819	—	—	609,960

Total	$201,226	$1,488,900	$486,213	$372,177	$—	$ (3,046)	$2,545,470

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(1,127)	$104,543	$—	$(551,182)	$—	$—	$(447,766)
Net realized gain (loss) on futures contracts	(2,578,095)	491,549	—	(431,277)	—	(5,192)	(2,523,015)
Net realized gain (loss) on written options contracts	—	(33,779)	—	1,010,080	—	—	976,301
Net realized gain (loss) on swap contracts	(4,896,480)	—	644,539	13,806	—	—	(4,238,135)
Net realized gain (loss) on foreign currency contracts	—	1,257,587	—	—	—	—	1,257,587

Total	$(7,475,702)	$1,819,900	$644,539	$41,427	$—	$(5,192)	$(4,975,028)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(99,328)	$(180,818)	$—	$(91,792)	$—	$—	$(371,938)
Net change in unrealized appreciation (depreciation) of futures contracts	1,109,557	(424,982)	—	978,586	—	4,554	1,667,715
Net change in unrealized appreciation (depreciation) of written options contracts	—	128,155	—	(298,811)	—	—	(170,656)
Net change in unrealized appreciation (depreciation) of swap contracts	(16,358)	25,960	105,595	58,796	—	—	173,993
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(180,744)	—	—	—	—	(180,744)

Total	$993,871	$(632,429)	$105,595	$646,779	$—	$4,554	$1,118,370

65

Alternative Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Real Total Return Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	310,739,488
Futures Contracts Long	704
Futures Contracts Short	(524)
Written Options Contracts	(17,338,356)
Swap Contracts	$198,529,581
Foreign Currency Contracts Purchased	$52,765,096
Foreign Currency Contracts Sold	$105,417,808

(1)	Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation (depreciation) on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation (depreciation) on OTC swap contracts, if applicable.

f)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of April 30, 2017:

Global Real Asset Fund (consolidated)

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$197,832	$(95,018)
Futures contracts	900,281	(2,287,315)
Purchased options	162,266	—
Swap contracts	60,626	(3,428)
Written options	—	(7,012)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,321,005	(2,392,773)

Derivatives not subject to a MNA	(984,169)	2,297,755

Total gross amount of assets and liabilities subject to MNA or similar agreements	$336,836	$(95,018)

66

Alternative Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Global Real Asset Fund (consolidated) – (continued)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$28,411	$(26,221)	$—	$—	$2,190
Citibank NA	46,172	(46,172)	—	—	—
Commonwealth Bank of Australia	9,776	(65)	—	—	9,711
Deutsche Bank Securities, Inc.	6,639	—	—	—	6,639
Goldman Sachs & Co.	143,392	(364)	—	—	143,028
HSBC Bank USA	29,242	(5,936)	—	—	23,306
JP Morgan Chase & Co.	2,326	—	—	—	2,326
Nomura International	28,969	—	—	—	28,969
Standard Chartered Bank	2,394	—	—	—	2,394
UBS AG	30,624	(1,153)	—	—	29,471
Westpac International	8,891	—	—	—	8,891

Total	$336,836	$(79,911)	$—	$—	$256,925

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(26,221)	$26,221	$—	$—	$—
Banc of America Securities LLC	(233)	—	—	—	(233)
Citibank NA	(61,046)	46,172	—	—	(14,874)
Commonwealth Bank of Australia	(65)	65	—	—	—
Goldman Sachs & Co.	(364)	364	—	—	—
HSBC Bank USA	(5,936)	5,936	—	—	—
UBS AG	(1,153)	1,153	—	—	—

Total	$(95,018)	$79,911	$—	$—	$(15,107)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Real Total Return Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$934,980	$(885,716)
Futures contracts	671,147	(802,101)
Purchased options	977,332	—
Swap contracts	814,905	(609,960)
Written options	—	(247,693)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,398,364	(2,545,470)

Derivatives not subject to a MNA	(1,136,720)	1,020,883

Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,261,644	$(1,524,587)

67

Alternative Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Real Total Return Fund – (continued)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$57,394	$(11,148)	$—	$—	$46,246
Banc of America Securities LLC	217,025	(46,519)	—	—	170,506
Bank of Montreal	1,843	(1,110)	—	—	733
Barclays	8,351	(8,351)	—	—	—
BNP Paribas Securities Services	37,973	(9,249)	—	—	28,724
Citibank NA	59,073	(59,073)	—	—	—
Commonwealth Bank of Australia	310	(310)	—	—	—
Credit Agricole	54,419	(51,511)	—	—	2,908
Credit Suisse First Boston Corp.	63,897	(1,774)	—	—	62,123
Deutsche Bank Securities, Inc.	208,515	(1,776)	—	—	206,739
Goldman Sachs & Co.	58,283	(58,283)	—	—	—
HSBC Bank USA	135,888	(65,767)	—	—	70,121
JP Morgan Chase & Co.	40,943	(40,943)	—	—	—
Morgan Stanley	939,795	(485,763)	—	—	454,032
Nomura International	184,471	(142,868)	—	—	41,603
Standard Chartered Bank	133,514	(133,514)	—	—	—
State Street Global Markets LLC	7,771	—	—	—	7,771
Toronto-Dominion Bank	3,174	—	—	—	3,174
UBS AG	40,510	(40,510)	—	—	—
Westpac International	8,495	(8,495)	—	—	—

Total	$2,261,644	$(1,166,964)	$—	$—	$1,094,680

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(11,148)	$11,148	$—	$—	$—
Banc of America Securities LLC	(46,519)	46,519	—	—	—
Bank of Montreal	(1,110)	1,110	—	—	—
Barclays	(11,797)	8,351	—	—	(3,446)
BNP Paribas Securities Services	(9,249)	9,249	—	—	—
Citibank NA	(243,685)	59,073	—	—	(184,612)
Commonwealth Bank of Australia	(7,235)	310	—	—	(6,925)
Credit Agricole	(51,511)	51,511	—	—	—
Credit Suisse First Boston Corp.	(1,774)	1,774	—	—	—
Deutsche Bank Securities, Inc.	(1,776)	1,776	—	—	—
Goldman Sachs & Co.	(64,466)	58,283	—	6,183	—
HSBC Bank USA	(65,767)	65,767	—	—	—
JP Morgan Chase & Co.	(54,258)	40,943	—	—	(13,315)
Morgan Stanley	(485,763)	485,763	—	—	—
Nomura International	(142,868)	142,868	—	—	—
Standard Chartered Bank	(149,109)	133,514	—	—	(15,595)
UBS AG	(167,944)	40,510	—	—	(127,434)
Westpac International	(8,608)	8,495	—	—	(113)

Total	$(1,524,587)	$1,166,964	$—	$6,183	$(351,440)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

68

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2017. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years,

69

Alternative Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At October 31, 2016 (tax year end), the capital loss carryforwards for U.S. federal income tax purposes were as follows:

	Year of Expiration	Unlimited Short-Term Capital Loss Carryforward	Unlimited Long-Term Capital Loss Carryforward
Fund	2019
Global Real Asset Fund (consolidated)	$6,682,380	$14,417,490	$77,297,881
Long/Short Global Equity Fund	—	368,343	154,452
Real Total Return Fund	—	10,274,436	4,455,994

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2017; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Global Real Asset Fund	0.8450% on first $500 million and;
0.8100% on next $500 million and;
0.7800% on next $1.5 billion and;
0.7500% on next $2.5 billion and;
0.7100% over $5 billion

Long/Short Global Equity Fund	1.4000% on first $1 billion and;
1.3900% on next $1 billion and;
1.3800% over $2 billion

Real Total Return Fund	0.9000% on first $250 million and;
0.8800% on next $250 million and;
0.8500% on next $500 million and;
0.8300% on next $1.5 billion and;
0.8200% over $2.5 billion

The Global Real Asset Fund’s Cayman Subsidiary pays HFMC a management fee at the annual rate of 0.71% of average daily net assets attributable to the Cayman Subsidiary. HFMC has contractually agreed to waive the management fee it receives from the Global Real Asset Fund in an amount equal to the management fee paid to it by the Subsidiary. This waiver will remain in effect for as long as the Global Real Asset Fund remains invested in the Subsidiary.

70

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of each Fund, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Fund	Accounting Services Fee Rates
Global Real Asset Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Long/Short Global Equity Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Real Total Return Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Prior to November 1, 2016, the Funds paid the following rates to HFMC for accounting services fees rendered:

Fund	Accounting Services Fee Rates
Global Real Asset Fund	0.025% on first $5 billion and;
0.020% on next $5 billion and;
0.015% over $10 billion

Long/Short Global Equity Fund	0.025% on first $5 billion and;
0.020% on next $5 billion and;
0.015% over $10 billion

Real Total Return Fund	0.025% on first $5 billion and;
0.020% on next $5 billion and;
0.015% over $10 billion

Effective February 28, 2015, HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

d)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and class, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2017, HFMC contractually limited the total operating expenses of each Fund exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, through February 28, 2018 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Global Real Asset Fund	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	0.90%	0.90%
Long/Short Global Equity Fund*	1.90%	2.65%	1.65%	NA	NA	NA	1.50%	1.50%
Real Total Return Fund	1.40%	2.15%	1.15%	1.70%	1.40%	1.10%	1.05%	1.00%

*	The contractual agreement is also exclusive of dividends and interest expenses on short sales.

Prior to June 30, 2016, HFMC contractually limited the total operating expenses of the Real Total Return Fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Real Total Return Fund	1.70%	2.45%	1.45%	2.00%	1.70%	1.40%	1.30%

71

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

e)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2017, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Global Real Asset Fund (consolidated)	1.25%	2.00%	0.98%	1.50%	1.20%	0.95%	0.90%	0.90%
Long/Short Global Equity Fund	3.79%	4.20%	3.63%	—	—	—	3.60%	3.07%
Real Total Return Fund	1.40%	2.15%	1.15%	1.51%	1.36%	1.10%	1.05%	1.00%

(1)	Excluding the expenses not subject to the cap, the ratios would have been 1.77%, 2.53%, 1.52%, and 1.51% for Class A, Class C, Class I and Class Y, respectively.

f)	Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2017, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Global Real Asset Fund	$33,141	$758
Long/Short Global Equity Fund	2,503	11
Real Total Return Fund	727	—	*

*	Amount rounds to less than $1.

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2017, Class T shares have not commenced operations. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine.

g)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2017, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Global Real Asset Fund (Consolidated)	$556
Long/Short Global Equity Fund	45
Real Total Return Fund	232

72

Alternative Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for each class. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018. Any transfer agency fee reimbursement is determined before considering the contractual operating expense limitation. For providing such services, HASCO is compensated on a per account basis that varies by account type, except with respect to Class Y, for which it is compensated based on average daily net assets, subject to a cap. At a special meeting of the Board of Directors held on January 11, 2017, the Board of Directors approved the removal of the cap on the transfer agency fees for Class Y shares to be effective May 1, 2017. Effective December 1, 2014, pursuant to a sub-transfer agency agreement between HASCO and Boston Financial Data Services, Inc. (“BFDS”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to BFDS. The costs and expenses of such delegation are borne by HASCO, not by the Funds. The amount paid to HASCO can be found in the Statements of Operations. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2017, the rate of compensation paid to HASCO for transfer agency services as a percentage of each Fund’s average daily net assets is as follows:

Fund	Percent of Average Daily Net Assets
Global Real Asset Fund (consolidated)	0.03%
Long/Short Global Equity Fund	0.02%
Real Total Return Fund	0.00%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

8.	Affiliate Holdings:

As of April 30, 2017, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A		Class C		Class I		Class R3	Class R4	Class R5	Class Y	Class F
Global Real Asset Fund (consolidated)	—		—		—		—	—	—	—	—	%*
Long/Short Global Equity Fund	77%		84%		27%		—	—	—	99%	100%
Real Total Return Fund	—	%*	—	%*	—	%*	100%	100%	100%	100%	—	%*

Percentage of Fund by Class:

Fund	Class A		Class C		Class I		Class R3		Class R4		Class R5		Class Y		Class F
Global Real Asset Fund (consolidated)	—		—		—		—		—		—		—		—	%*
Long/Short Global Equity Fund	15%		8%		8%		—		—		—		43%		—	%*
Real Total Return Fund	—	%*	—	%*	—	%*	—	%*	—	%*	—	%*	—	%*	—	%*

*	Percentage rounds to zero.

As of April 30, 2017, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of its shares from these affiliated funds of funds. Affiliated funds of funds owned shares in each Fund as follows:

Fund	Percentage of Fund*
Global Real Asset Fund (consolidated)	44%
Real Total Return Fund	99%

*	As of April 30, 2017, the affiliated funds of funds were invested in Class F shares.

73

Alternative Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

9.	Investment Transactions:

For the six-month period ended April 30, 2017, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Global Real Asset Fund (consolidated)	$117,836,990	$90,101,492
Long/Short Global Equity Fund	37,261,487	37,596,441
Real Total Return Fund	61,578,129	75,473,519

Fund	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations
Global Real Asset Fund (consolidated)	$45,084,316	$45,277,559
Long/Short Global Equity Fund	—	—
Real Total Return Fund	—	—

Fund	Total Cost of Purchases	Total Sales Proceeds
Global Real Asset Fund (consolidated)	$162,921,306	$135,379,051
Long/Short Global Equity Fund	37,261,487	37,596,441
Real Total Return Fund	61,578,129	75,473,519

10.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2017, and the year ended October 31, 2016:

Global Real Asset Fund (consolidated)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	186,603	$1,675,992	464,820	$3,654,951
Shares Issued for Reinvested Dividends	9,314	83,080	22,982	174,437
Shares Redeemed	(405,720)	(3,615,784)	(1,046,074)	(8,477,568)

Net Increase (Decrease)	(209,803)	(1,856,712)	(558,272)	(4,648,180)

Class C
Shares Sold	37,453	$328,999	136,738	$1,070,403
Shares Redeemed	(155,141)	(1,354,648)	(376,658)	(2,953,866)

Net Increase (Decrease)	(117,688)	(1,025,649)	(239,920)	(1,883,463)

Class I
Shares Sold	576,161	$5,157,132	1,311,673	$10,405,420
Shares Issued for Reinvested Dividends	17,965	159,886	25,698	194,532
Shares Redeemed	(217,604)	(1,930,306)	(851,093)	(6,885,101)

Net Increase (Decrease)	376,522	3,386,712	486,278	3,714,851

74

Alternative Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Global Real Asset Fund (consolidated) – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	3,712	$33,486	4,411	$36,746
Shares Issued for Reinvested Dividends	37	326	68	522
Shares Redeemed	(62)	(567)	(5,885)	(47,747)

Net Increase (Decrease)	3,687	33,245	(1,406)	(10,479)

Class R4
Shares Sold	3,094	$27,549	66,900	$517,394
Shares Issued for Reinvested Dividends	168	1,499	3,517	26,691
Shares Redeemed	(1,953)	(17,721)	(361,739)	(2,815,719)

Net Increase (Decrease)	1,309	11,327	(291,322)	(2,271,634)

Class R5
Shares Sold	1,515	$13,462	3,196	$25,393
Shares Issued for Reinvested Dividends	43	392	554	4,197
Shares Redeemed	(2)	(7)	(43,528)	(326,375)

Net Increase (Decrease)	1,556	13,847	(39,778)	(296,785)

Class Y
Shares Sold	8,063,801	$71,408,512	4,750,860	$37,405,281
Shares Issued for Reinvested Dividends	209,703	1,868,452	325,848	2,466,672
Shares Redeemed	(19,178,031)	(171,871,876)	(10,527,896)	(81,922,306)

Net Increase (Decrease)	(10,904,527)	(98,594,912)	(5,451,188)	(42,050,353)

Class F(1)
Shares Sold	15,730,556	$140,772,895	—	$—
Shares Redeemed	(44,650)	(400,834)	—	—

Net Increase (Decrease)	15,685,906	140,372,061	—	—

Total Net Increase (Decrease)	4,836,962	$42,339,919	(6,095,608)	$(47,446,043)

(1)	Inception date of class was February 28, 2017.

Long/Short Global Equity Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	30,127	$322,959	104,306	$1,034,555
Shares Issued for Reinvested Dividends	—	—	6,870	67,329
Shares Redeemed	(20,409)	(219,158)	(45,236)	(424,031)

Net Increase (Decrease)	9,718	103,801	65,940	677,853

Class C
Shares Sold	11,400	$120,914	30,530	$297,126
Shares Issued for Reinvested Dividends	—	—	3,622	35,174
Shares Redeemed	(2,611)	(28,395)	(31,429)	(302,265)

Net Increase (Decrease)	8,789	92,519	2,723	30,035

75

Alternative Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Long/Short Global Equity Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class I
Shares Sold	139,114	$1,532,394	272,382	$2,706,645
Shares Issued for Reinvested Dividends	—	—	8,744	85,950
Shares Redeemed	(67,975)	(738,005)	(138,882)	(1,373,475)

Net Increase (Decrease)	71,139	794,389	142,244	1,419,120

Class Y
Shares Sold	—	$—	6,000	$60,000
Shares Issued for Reinvested Dividends	—	—	16,828	165,413

Net Increase (Decrease)	—	—	22,828	225,413

Class F(1)
Shares Sold	908	$10,000	—	$—

Net Increase (Decrease)	908	10,000	—	—

Total Net Increase (Decrease)	90,554	$1,000,709	233,735	$2,352,421

(1)	Inception date of class was February 28, 2017.

Real Total Return Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	19,888	$173,633	29,316	$256,952
Shares Issued for Reinvested Dividends	—	—	307	2,806
Shares Redeemed	(30,993)	(273,469)	(19,354)	(170,170)

Net Increase (Decrease)	(11,105)	(99,836)	10,269	89,588

Class C
Shares Sold	1,951	$16,859	7,213	$62,212
Shares Issued for Reinvested Dividends	—	—	99	894
Shares Redeemed	(2,590)	(22,164)	(15,893)	(139,181)

Net Increase (Decrease)	(639)	(5,305)	(8,581)	(76,075)

Class I
Shares Sold	9,506	$85,657	1,128	$10,000
Shares Issued for Reinvested Dividends	—	—	82	753
Shares Redeemed	(394)	(3,556)	(16,773)	(149,110)

Net Increase (Decrease)	9,112	82,101	(15,563)	(138,357)

Class R3
Shares Issued for Reinvested Dividends	—	—	42	386
Shares Redeemed	(9,247)	(81,711)	—	—

Net Increase (Decrease)	(9,247)	(81,711)	42	386

76

Alternative Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Real Total Return Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R4
Shares Issued for Reinvested Dividends	—	—	48	441
Shares Redeemed	(10,690)	(95,371)	(59)	(500)

Net Increase (Decrease)	(10,690)	(95,371)	(11)	(59)

Class R5
Shares Issued for Reinvested Dividends	—	—	42	386
Shares Redeemed	(9,272)	(83,556)	—	—

Net Increase (Decrease)	(9,272)	(83,556)	42	386

Class Y
Shares Sold	572,081	$5,092,092	10,110,522	$93,602,838
Shares Issued for Reinvested Dividends	—	—	56,875	524,861
Shares Redeemed	(14,709,044)	(132,195,962)	(8,626,762)	(80,079,833)

Net Increase (Decrease)	(14,136,963)	(127,103,870)	1,540,635	14,047,866

Class F(1)
Shares Sold	11,650,809	$104,503,999	—	$—
Shares Redeemed	(72,448)	(648,882)	—	—

Net Increase (Decrease)	11,578,361	103,855,117	—	—

Total Net Increase (Decrease)	(2,590,443)	$(23,532,431)	1,526,833	$13,923,735

(1)	Inception date of class was February 28, 2017.

11.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $375 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended April 30, 2017, none of the Funds had borrowings under this facility.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

77

Alternative Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

13.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Recent Accounting Pronouncement:

In August 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is required to be presented for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

15.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2017, events and transactions subsequent to April 30, 2017, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

78

Alternative Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

79

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Customer Privacy Notice

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and

protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates, to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2017

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with any Fund sub-adviser.

MFSAR-ALT17 6/17    201279    Printed in U.S.A.

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing with Hartford Funds. We are pleased to present you with the Semi-Annual Report, which covers the period from November 1, 2016 through April 30, 2017.

Market Review

With the exception of a brief dip ahead of the US presidential election in

November, US stocks, as measured by the S&P 500 Index,1 kept an upward trajectory during the six months ended April 30, 2017. That positive momentum helped push the Index to a nearly 12% gain for 2016, and started 2017 off with just under a 7% return through April 30.

The primary driver of market progress during the period was the outcome of the presidential election. Markets viewed the incoming Trump administration as a positive for businesses and investors, and that optimism carried through past the inauguration. Positive job reports and a growing domestic economy reflected this optimism and have served as the basis of the US Federal Reserve’s continued interest-rate hike cycle that began in December 2015. At the time of this writing, consensus expectations were for a continued gradual rate-hike pace by the Federal Reserve, which should help markets better digest and account for such changes.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. Uncertainty surrounding potential policy changes by the Trump administration, other European elections, and Britain’s “Brexit” undertaking to leave the European Union could all influence markets or cause an uptick in volatility.

For this reason, we encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets with confidence. Regardless of the political environment, your advisor can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing with Hartford Funds. For the most up-to-date information on our mutual funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Multi-Strategy Funds

The Hartford Balanced Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Balanced A2	8.33%	9.34%	8.45%	5.18%
Balanced A3	2.37%	3.32%	7.23%	4.59%
Balanced B2	7.86%	8.40%	7.52%	4.46%	[4]
Balanced B3	2.86%	3.40%	7.22%	4.46%	[4]
Balanced C2	7.96%	8.63%	7.70%	4.43%
Balanced C3	6.96%	7.63%	7.70%	4.43%
Balanced I2	8.44%	9.63%	8.59%	5.24%
Balanced R3[2]	8.15%	9.04%	8.18%	4.92%
Balanced R4[2]	8.36%	9.42%	8.53%	5.24%
Balanced R5[2]	8.48%	9.71%	8.83%	5.55%
Balanced Y2	8.52%	9.78%	8.90%	5.63%
Balanced F2	8.47%	9.66%	8.59%	5.25%
S&P 500 Index	13.32%	17.92%	13.68%	7.15%
Bloomberg Barclays Government/Credit Bond Index	-0.70%	0.89%	2.36%	4.37%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	0.23%	0.39%	0.15%	0.65%
Balanced Fund Blended Index	7.61%	10.85%	9.05%	6.16%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 3/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted price index composed of 500 widely held common stocks.

Bloomberg Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is a subset of The Bank of America

2

The Hartford Balanced Fund inception 07/22/1996

Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months.

Balanced Fund Blended Index is calculated by Hartford Funds Management Company, LLC (“HFMC”) and represents the weighted return of 60% S&P 500 Index, 35% Bloomberg Barclays Government/Credit Bond Index and 5% Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from HFMC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

3

The Hartford Balanced Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Balanced Class A	1.14%	1.14%
Balanced Class B	2.04%	2.38%
Balanced Class C	1.84%	1.84%
Balanced Class I	0.84%	0.84%
Balanced Class R3	1.40%	1.46%
Balanced Class R4	1.10%	1.16%
Balanced Class R5	0.80%	0.86%
Balanced Class Y	0.79%	0.79%
Balanced Class F	0.74%	0.74%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). Fixed income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Mortgage- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	66.3%

Total	66.3%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	2.9%
Corporate Bonds	15.3
Foreign Government Obligations	0.2
Municipal Bonds	1.2
U.S. Government Agencies	0.2
U.S. Government Securities	11.8

Total	31.6%

Short-Term Investments	1.4
Other Assets & Liabilities	0.7

Total	100.0%

4

The Hartford Balanced Income Fund inception 07/31/2006

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income with growth of capital as a secondary objective.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Balanced Income A2	5.31%	9.19%	7.93%	6.61%
Balanced Income A3	-0.49%	3.18%	6.72%	6.00%
Balanced Income B2	5.31%	9.15%	7.90%	6.18%	[4]
Balanced Income B3	0.31%	4.15%	7.60%	6.18%	[4]
Balanced Income C2	4.93%	8.40%	7.13%	5.81%
Balanced Income C3	3.93%	7.40%	7.13%	5.81%
Balanced Income I2	5.44%	9.46%	8.20%	6.80%
Balanced Income R3[2]	5.14%	8.85%	7.62%	6.51%
Balanced Income R4[2]	5.28%	9.16%	7.95%	6.73%
Balanced Income R5[2]	5.49%	9.49%	8.22%	6.92%
Balanced Income R6[2]	5.50%	9.61%	8.33%	7.02%
Balanced Income Y2	5.50%	9.53%	8.33%	7.02%
Balanced Income F2	5.46%	9.49%	8.21%	6.80%
Russell 1000 Value Index	11.69%	16.55%	13.32%	5.53%
Bloomberg Barclays Corporate Index	0.23%	2.99%	3.89%	5.48%
JP Morgan Emerging Markets Bond Index Plus	2.44%	7.70%	5.10%	6.87%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index	5.30%	13.29%	6.84%	7.53%
Balanced Income Fund Blended Index	5.75%	9.85%	8.43%	5.99%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 2/26/10. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 2/26/10 through 2/27/17 and Class A shares (excluding sales charges) prior to 2/26/10.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the

5

The Hartford Balanced Income Fund inception 07/31/2006

1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

Bloomberg Barclays Corporate Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index and is the Corporate component of the U.S. Credit Index within the Bloomberg Barclays U.S. Aggregate Bond Index.

JP Morgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted index that tracks returns for actively traded external debt instruments in emerging markets. It includes U.S. dollar denominated Brady bonds, Eurobonds, and traded loans issued by sovereign entities. Only issues with a current face amount outstanding of $500 million or more and a remaining life of greater than 2.5 years are eligible for inclusion.

Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) is the 2% issuer cap component of the Bloomberg Barclays U.S. High Yield Index, which is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission.

Balanced Income Fund Blended Index is calculated by Hartford Funds Management Company, LLC (“HFMC”) and represents the weighted return of 45% Russell 1000 Value Index, 44% Bloomberg Barclays Corporate Index, 5.5% JP Morgan Emerging Markets Bond Index Plus and 5.5% Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from HFMC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

6

The Hartford Balanced Income Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Balanced Income Class A	0.96%	0.96%
Balanced Income Class B	1.75%	1.83%
Balanced Income Class C	1.69%	1.69%
Balanced Income Class I	0.70%	0.70%
Balanced Income Class R3	1.25%	1.32%
Balanced Income Class R4	0.95%	1.02%
Balanced Income Class R5	0.70%	0.72%
Balanced Income Class R6	0.62%	0.62%
Balanced Income Class Y	0.65%	0.67%
Balanced Income Class F	0.62%	0.62%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). Value investing may go out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	45.6%

Total	45.6%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	1.5%
Convertible Bonds	0.1
Corporate Bonds	44.3
Foreign Government Obligations	4.5
Municipal Bonds	0.4
Senior Floating Rate Interests	0.0 *
U.S. Government Securities	0.1

Total	50.9%

Short-Term Investments	3.2
Other Assets & Liabilities	0.3

Total	100.0%

*	Percentage rounds to zero.

7

The Hartford Checks and Balances Fund inception 05/31/2007

(advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”))	Investment objective – The Fund seeks long-term capital appreciation and income.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Checks and Balances A3	8.72%	11.51%	9.42%	5.59%
Checks and Balances A4	2.74%	5.38%	8.19%	4.99%
Checks and Balances B3	8.19%	10.54%	8.53%	4.91%	[5]
Checks and Balances B4	3.19%	5.54%	8.24%	4.91%	[5]
Checks and Balances C3	8.38%	10.65%	8.59%	4.80%
Checks and Balances C4	7.38%	9.65%	8.59%	4.80%
Checks and Balances I3	8.94%	11.74%	9.71%	5.85%
Checks and Balances R3[3]	8.57%	11.06%	9.03%	5.27%
Checks and Balances R4[3]	8.72%	11.38%	9.36%	5.55%
Checks and Balances R5[3]	8.95%	11.89%	9.73%	5.85%
Checks and Balances F3	8.96%	11.77%	9.72%	5.85%
Russell 3000 Index	13.83%	18.58%	13.57%	6.91%
S&P 500 Index	13.32%	17.92%	13.68%	6.84%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.41%
Checks and Balances Fund Blended Index	8.69%	12.23%	9.86%	6.35%

[1]	Not Annualized
[2]	Inception: 05/31/2007
[3]	Without sales charge
[4]	With sales charge
[5]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 2/29/08. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 8/29/08. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 2/29/08 through 2/27/17 and Class A shares (excluding sales charges) prior to 2/29/08.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted price index composed of 500 widely held common stocks.

8

The Hartford Checks and Balances Fund inception 05/31/2007

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities from the Bloomberg Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index.

Checks and Balances Fund Blended Index is calculated by HFMC and represents the weighted return of 33.4% Russell 3000 Index, 33.3% S&P 500 Index and 33.3% Bloomberg Barclays U.S. Aggregate Bond Index.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from HFMC, the Investment Manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

9

The Hartford Checks and Balances Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Checks and Balances Class A	1.00%	1.00%
Checks and Balances Class B	1.80%	1.80%
Checks and Balances Class C	1.75%	1.75%
Checks and Balances Class I	0.78%	0.78%
Checks and Balances Class R3	1.35%	1.35%
Checks and Balances Class R4	1.06%	1.06%
Checks and Balances Class R5	0.75%	0.75%
Checks and Balances Class F	0.65%	0.65%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the Investment Manager’s allocation among those Underlying Funds. The Fund is subject to the risks of the Underlying Funds, including high portfolio turnover, in direct proportion to the amount of assets it invests in each Underlying Fund. The Underlying Funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign and emerging-markets securities, fixed-income securities (which carry credit, liquidity, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage- and asset-backed securities, and derivatives.

Asset Allocation

as of April 30, 2017 (Unaudited)

Fund Type	Percentage of Net Assets
Domestic Equity Funds	67.0%
Taxable Fixed Income Funds	33.1
Other Assets & Liabilities	(0.1)

Total	100.0%

10

The Hartford Conservative Allocation Fund inception 05/28/2004

(advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”))	Investment objective – The Fund seeks current income and long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Conservative Allocation A2	4.87%	7.05%	1.66%	2.62%
Conservative Allocation A3	-0.90%	1.16%	0.52%	2.04%
Conservative Allocation B2	4.47%	6.12%	0.84%	1.97%	[4]
Conservative Allocation B3	-0.53%	1.12%	0.49%	1.97%	[4]
Conservative Allocation C2	4.51%	6.17%	0.88%	1.86%
Conservative Allocation C3	3.51%	5.17%	0.88%	1.86%
Conservative Allocation I2	5.06%	7.24%	1.93%	2.90%
Conservative Allocation R3[2]	4.67%	6.63%	1.34%	2.25%
Conservative Allocation R4[2]	4.82%	7.00%	1.64%	2.59%
Conservative Allocation R5[2]	5.04%	7.32%	1.96%	2.90%
Conservative Allocation F2	5.06%	7.24%	1.93%	2.90%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.30%
Russell 3000 Index	13.83%	18.58%	13.57%	7.23%
MSCI All Country World ex USA Index (Net)	10.37%	12.59%	5.13%	1.12%
Conservative Allocation Fund Blended Index	3.93%	6.27%	5.45%	5.06%
MSCI All Country World ex USA Index (Gross)	10.61%	13.12%	5.61%	1.58%
Former Conservative Allocation Fund Blended Index	3.95%	6.32%	5.50%	5.11%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

11

The Hartford Conservative Allocation Fund inception 05/28/2004

Performance information includes performance under the Fund’s previous sub-advisers, Hartford Investment Management Company and Wellington Management Company LLP (“Wellington Management”). For the period 6/4/12 through 11/30/15, Wellington Management served as the sub-adviser to the Fund, using a modified investment strategy. Prior to 6/4/12, Hartford Investment Management Company served as the sub-adviser to the Fund, using a modified investment strategy.

Effective 3/1/17, the Fund changed its benchmark from the MSCI All Country World ex USA Index (Gross) to the MSCI All Country World ex USA Index (Net). HFMC believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities from the Bloomberg Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

Conservative Allocation Fund Blended Index is calculated by HFMC and represents the weighted return of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Index and 10% MSCI All Country World ex USA Index (Net). The Former Conservative Allocation Fund Blended Index is calculated by HFMC and represents the weighted return of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Index and 10% MSCI All Country World ex USA Index (Gross).

MSCI All Country World ex USA Index (Gross) (reflects no deduction for fees, expenses or taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from HFMC, the Investment Manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

12

The Hartford Conservative Allocation Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Conservative Allocation Class A	1.19%	1.25%
Conservative Allocation Class B	1.94%	2.14%
Conservative Allocation Class C	1.94%	1.99%
Conservative Allocation Class I	0.94%	0.97%
Conservative Allocation Class R3	1.44%	1.60%
Conservative Allocation Class R4	1.14%	1.30%
Conservative Allocation Class R5	0.84%	1.00%
Conservative Allocation Class F	0.84%	0.89%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the Investment Manager’s allocation among those Underlying Funds. The Fund is subject to the risks of the Underlying Funds, including high portfolio turnover, in direct proportion to the amount of assets it invests in each Underlying Fund. The Underlying Funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign and emerging-markets securities, fixed-income securities (which carry credit, liquidity, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage- and asset-backed securities, and derivatives.

Asset Allocation

as of April 30, 2017 (Unaudited)

Fund Type	Percentage of Net Assets
Alternative Funds	6.0%
Domestic Equity Funds	27.1
International/Global Equity Funds	7.0
Multi-Strategy Funds	5.0
Taxable Fixed Income Funds	54.9
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

13

The Hartford Global All-Asset Fund inception 05/28/2010

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Month[1]	1 Year	5 Years	Since Inception[2]
Global All-Asset A3	8.14%	11.65%	5.88%	6.00%
Global All-Asset A4	2.19%	5.51%	4.69%	5.14%
Global All-Asset C3	7.64%	10.75%	5.08%	5.21%
Global All-Asset C4	6.64%	9.75%	5.08%	5.21%
Global All-Asset I3	8.22%	11.93%	6.14%	6.27%
Global All-Asset R3[3]	7.98%	11.38%	5.60%	5.73%
Global All-Asset R4[3]	8.09%	11.77%	5.94%	6.05%
Global All-Asset R5[3]	8.21%	12.04%	6.06%	6.22%
Global All-Asset Y3	8.31%	12.12%	6.25%	6.37%
Global All-Asset F3	8.22%	11.93%	6.14%	6.27%
MSCI All Country World Index (Net)	11.76%	15.14%	8.96%	9.70%
Bloomberg Barclays Global Aggregate Bond Hedged USD Index	-0.27%	1.60%	3.44%	3.75%
Global All-Asset Fund Blended Index	6.81%	9.58%	6.88%	7.52%
MSCI All Country World Index (Gross)	12.06%	15.77%	9.55%	10.28%
Former Global All-Asset Fund Blended Index	6.98%	9.94%	7.23%	7.86%

[1]	Not Annualized
[2]	Inception: 05/28/2010
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Effective 3/1/17, the Fund changed its benchmark from the MSCI All Country World Index (Gross) to the MSCI All Country World Index (Net). Hartford Funds Management Company, LLC (“HFMC”) believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

14

The Hartford Global All-Asset Fund inception 05/28/2010

Bloomberg Barclays Global Aggregate Bond Hedged USD Index (reflects no deduction for fees, expenses or taxes) represents the global investment-grade fixed-income markets.

Global All-Asset Fund Blended Index is calculated by HFMC and represents the weighted return of 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Hedged USD Index. The Former Global All-Asset Fund Blended Index is calculated by HFMC and represents the weighted return of 60% MSCI All Country World Index (Gross) and 40% Bloomberg Barclays Global Aggregate Bond Hedged USD Index.

MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from HFMC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

15

The Hartford Global All-Asset Fund (consolidated)

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Global All-Asset Class A	1.24%	1.35%
Global All-Asset Class C	1.99%	2.07%
Global All-Asset Class I	0.99%	1.04%
Global All-Asset Class R3	1.54%	1.66%
Global All-Asset Class R4	1.24%	1.37%
Global All-Asset Class R5	0.94%	1.05%
Global All-Asset Class Y	0.89%	1.00%
Global All-Asset Class F	0.89%	0.95%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds can have a greater risk of price volatility illiquidity, and default than higher-rated debt securities. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Commodities may be more volatile than investments in traditional securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. By investing in a Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with a non U.S. subsidiary and its investments.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	60.5%
Convertible Preferred Stocks	0.2
Exchange Traded Funds	8.4
Preferred Stocks	0.1
Warrants	0.1

Total	69.3%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	4.3%
Convertible Bonds	0.3
Corporate Bonds	4.5
Foreign Government Obligations	10.4
Municipal Bonds	0.0 *
U.S. Government Agencies	4.5
U.S. Government Securities	2.3

Total	26.3%

Short-Term Investments	4.0
Purchased Options	0.1
Other Assets & Liabilities	0.3

Total	100.0%

*	Percentage rounds to zero.

16

The Hartford Growth Allocation Fund inception 05/28/2004

(advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”))	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Growth Allocation A2	10.42%	12.49%	6.73%	4.06%
Growth Allocation A3	4.35%	6.30%	5.53%	3.47%
Growth Allocation B2	9.95%	11.47%	5.82%	3.39%[4]
Growth Allocation B3	4.95%	6.47%	5.52%	3.39%[4]
Growth Allocation C2	10.03%	11.68%	5.96%	3.30%
Growth Allocation C3	9.03%	10.68%	5.96%	3.30%
Growth Allocation I2	10.52%	12.82%	7.08%	4.41%
Growth Allocation R3[2]	10.33%	12.22%	6.42%	3.74%
Growth Allocation R4[2]	10.49%	12.57%	6.76%	4.08%
Growth Allocation R5[2]	10.65%	12.94%	7.07%	4.39%
Growth Allocation F2	10.62%	12.92%	7.10%	4.42%
Russell 3000 Index	13.83%	18.58%	13.57%	7.23%
MSCI All Country World ex USA Index (Net)	10.37%	12.59%	5.13%	1.12%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.30%
Growth Allocation Fund Blended Index	10.01%	13.45%	9.26%	5.39%
MSCI All Country World ex USA Index (Gross)	10.61%	13.12%	5.61%	1.58%
Former Growth Allocation Fund Blended Index	10.07%	13.58%	9.38%	5.51%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-advisers, Hartford Investment Management Company and Wellington Management Company LLP (“Wellington Management”). For the period 6/4/12 through 5/31/14,

17

The Hartford Growth Allocation Fund inception 05/28/2004

Wellington Management served as the sub-adviser to the Fund, using a modified investment strategy. Prior to 6/4/12, Hartford Investment Management Company served as the sub-adviser to the Fund, using a modified investment strategy.

Effective 3/1/17, the Fund changed its benchmark from the MSCI All Country World ex USA Index (Gross) to the MSCI All Country World ex USA Index (Net). HFMC believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities from the Bloomberg Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index.

Growth Allocation Fund Blended Index is calculated by HFMC and represents the weighted return of 55% Russell 3000 Index, 25% MSCI All Country World ex USA Index (Net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index. The Former Growth Allocation Fund Blended Index is calculated by HFMC and represents the weighted return of 55% Russell 3000 Index, 25% MSCI All Country World ex USA Index (Gross) and 20% Bloomberg Barclays U.S. Aggregate Bond Index.

MSCI All Country World ex USA Index (Gross) (reflects no deduction for fees, expenses or taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from HFMC, the Investment Manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

18

The Hartford Growth Allocation Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Growth Allocation Class A	1.29%	1.29%
Growth Allocation Class B	2.19%	2.23%
Growth Allocation Class C	2.02%	2.02%
Growth Allocation Class I	0.98%	0.98%
Growth Allocation Class R3	1.60%	1.60%
Growth Allocation Class R4	1.30%	1.30%
Growth Allocation Class R5	1.00%	1.00%
Growth Allocation Class F	0.90%	0.90%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the Investment Manager’s allocation among those Underlying Funds. The Fund is subject to the risks of the Underlying Funds, including high portfolio turnover, in direct proportion to the amount invested in each Underlying Fund. The Underlying Funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage- and asset-backed securities, and derivatives.

Asset Allocation

as of April 30, 2017 (Unaudited)

Fund Type	Percentage of Net Assets
Alternative Funds	6.9%
Domestic Equity Funds	58.7
International/Global Equity Funds	18.7
Multi-Strategy Funds	4.0
Taxable Fixed Income Funds	11.8
Other Assets & Liabilities	(0.1)

Total	100.0%

19

Hartford Moderate Allocation Fund inception 05/28/2004

(advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”))	Investment objective – The Fund seeks long-term capital appreciation and income.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Moderate Allocation A2	7.88%	10.00%	4.07%	3.29%
Moderate Allocation A3	1.95%	3.95%	2.90%	2.70%
Moderate Allocation B2	7.32%	8.95%	3.18%	2.63%	[4]
Moderate Allocation B3	2.32%	3.95%	2.83%	2.63%	[4]
Moderate Allocation C2	7.58%	9.22%	3.31%	2.53%
Moderate Allocation C3	6.58%	8.22%	3.31%	2.53%
Moderate Allocation I2	8.10%	10.42%	4.40%	3.61%
Moderate Allocation R3[2]	7.76%	9.70%	3.73%	2.93%
Moderate Allocation R4[2]	7.96%	9.98%	4.05%	3.26%
Moderate Allocation R5[2]	8.07%	10.29%	4.35%	3.56%
Moderate Allocation F2	8.10%	10.42%	4.40%	3.61%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.30%
Russell 3000 Index	13.83%	18.58%	13.57%	7.23%
MSCI All Country World ex USA Index (Net)	10.37%	12.59%	5.13%	1.12%
Moderate Allocation Fund Blended Index	7.22%	10.12%	7.45%	5.22%
MSCI All Country World ex USA Index (Gross)	10.61%	13.12%	5.61%	1.58%
Former Moderate Allocation Fund Blended Index	7.26%	10.22%	7.55%	5.32%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

20

Hartford Moderate Allocation Fund inception 05/28/2004

Performance information includes performance under the Fund’s previous sub-advisers, Hartford Investment Management Company and Wellington Management Company LLP (“Wellington Management”). For the period 6/4/12 through 11/30/15, Wellington Management served as the sub-adviser to the Fund, using a modified investment strategy. Prior to 6/4/12, Hartford Investment Management Company served as the sub-adviser to the Fund, using a modified investment strategy.

Effective 3/1/17, the Fund changed its benchmark from the MSCI All Country World ex USA Index (Gross) to the MSCI All Country World ex USA Index (Net). HFMC believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities from the Bloomberg Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

Moderate Allocation Fund Blended Index is calculated by HFMC and represents the weighted return of 40% Bloomberg Barclays U.S. Aggregate Bond Index, 40% Russell 3000 Index and 20% MSCI All Country World ex USA Index (Net). The Former Moderate Allocation Fund Blended Index is calculated by HFMC and represents the weighted return of 40% Bloomberg Barclays U.S. Aggregate Bond Index, 40% Russell 3000 Index and 20% MSCI All Country World ex USA Index (Gross).

MSCI All Country World ex USA Index (Gross) (reflects no deduction for fees, expenses or taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from HFMC, the Investment Manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

21

Hartford Moderate Allocation Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Moderate Allocation Class A	1.25%	1.25%
Moderate Allocation Class B	2.15%	2.18%
Moderate Allocation Class C	1.99%	1.99%
Moderate Allocation Class I	0.95%	0.95%
Moderate Allocation Class R3	1.58%	1.58%
Moderate Allocation Class R4	1.28%	1.28%
Moderate Allocation Class R5	0.98%	0.98%
Moderate Allocation Class F	0.88%	0.88%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the Investment Manager’s allocation among those Underlying Funds. The Fund is subject to the risks of the Underlying Funds, including high portfolio turnover, in direct proportion to the amount it invests in each Underlying Fund. The Underlying Funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage- and asset-backed securities, and derivatives.

Asset Allocation

as of April 30, 2017 (Unaudited)

Fund Type	Percentage of Net Assets
Alternative Funds	7.1%
Domestic Equity Funds	45.5
International/Global Equity Funds	13.7
Multi-Strategy Funds	5.2
Taxable Fixed Income Funds	28.7
Other Assets & Liabilities	(0.2)

Total	100.0%

22

Hartford Multi-Asset Income Fund inception 04/30/2014

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide a high level of current income consistent with growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	Since Inception[2]
Multi-Asset Income A3	4.45%	9.45%	1.94%
Multi-Asset Income A4	-0.25%	4.53%	0.39%
Multi-Asset Income C3	4.19%	8.73%	1.22%
Multi-Asset Income C4	3.19%	7.73%	1.22%
Multi-Asset Income I3	4.68%	9.70%	2.23%
Multi-Asset Income R3[3]	4.40%	9.09%	1.65%
Multi-Asset Income R4[3]	4.55%	9.43%	1.96%
Multi-Asset Income R5[3]	4.54%	9.53%	2.12%
Multi-Asset Income Y3	4.60%	9.67%	2.24%
Multi-Asset Income F3	4.58%	9.59%	2.19%
MSCI All Country World Index (Net)	11.76%	15.14%	5.29%
Bank of America Merrill Lynch Global High Yield Constrained Index	5.31%	11.55%	3.44%
Credit Suisse Leveraged Loan Index	3.14%	8.16%	3.80%
JP Morgan Emerging Markets Bond Index Plus	2.44%	7.70%	6.03%
Multi-Asset Income Fund Blended Index	6.04%	10.98%	4.78%
MSCI All Country World Index (Gross)	12.06%	15.77%	5.86%
Former Multi-Asset Income Fund Blended Index	6.12%	11.16%	4.95%

[1]	Not Annualized
[2]	Inception: 04/30/2014
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

23

Hartford Multi-Asset Income Fund inception 04/30/2014

Effective 3/1/17, the Fund changed its benchmark from the MSCI All Country World Index (Gross) to the MSCI All Country World Index (Net). Hartford Funds Management Company, LLC (“HFMC”) believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

Bank of America Merrill Lynch Global High Yield Constrained Index (reflects no deduction for fees, expenses or taxes) tracks the performance of below investment grade bonds of corporate issuers domiciled in countries with an investment grade foreign currency long-term debt rating (based on a composite of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services). The index is weighted by outstanding issuance, but constrained such that the percentage of any one issuer may not represent more than 2% of the Index.

Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.

JP Morgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted index that tracks returns for actively traded external debt instruments in emerging markets. It includes U.S. dollar denominated Brady bonds, Eurobonds, and traded loans issued by sovereign entities. Only issues with a current face amount outstanding of $500 million or more and a remaining life of greater than 2.5 years are eligible for inclusion.

Multi-Asset Income Fund Blended Index is calculated by HFMC and represents the weighted return of 30% MSCI All Country World Index (Net), 23.4% Bank of America Merrill Lynch Global High Yield Constrained Index, 23.3% Credit Suisse Leveraged Loan Index and 23.3% JP Morgan Emerging Markets Bond Index Plus. The Former Multi-Asset Income Fund Blended Index is calculated by HFMC and represents the weighted return of 30% MSCI All Country World Index (Gross), 23.4% Bank of America Merrill Lynch Global High Yield Constrained Index, 23.3% Credit Suisse Leveraged Loan Index and 23.3% JP Morgan Emerging Markets Bond Index Plus.

MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from HFMC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

24

Hartford Multi-Asset Income Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Multi-Asset Income Class A	1.20%	1.44%
Multi-Asset Income Class C	1.95%	2.14%
Multi-Asset Income Class I	0.95%	1.18%
Multi-Asset Income Class R3	1.50%	1.80%
Multi-Asset Income Class R4	1.20%	1.50%
Multi-Asset Income Class R5	1.01%	1.20%
Multi-Asset Income Class Y	0.91%	1.15%
Multi-Asset Income Class F	0.86%	1.10%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Bank loans can be difficult to value and highly illiquid; they are subject to credit risk and risks of bankruptcy and insolvency. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid. Investing in an exchange-traded fund (“ETF”) exposes the Fund to all of the risks of that ETF and, in general, subjects the Fund to a pro rata portion of the ETF’s fees and expenses. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	19.9%
Exchange Traded Funds	0.2

Total	20.1%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	7.3%
Convertible Bonds	3.5
Corporate Bonds	21.2
Equity Linked Securities	11.1
Foreign Government Obligations	6.8
Municipal Bonds	0.9
Senior Floating Rate Interests	22.9
U.S. Government Agencies	0.4
U.S. Government Securities	0.8

Total	74.9%

Short-Term Investments	1.7
Purchased Options	0.9
Other Assets & Liabilities	2.4

Total	100.0%

25

Multi-Strategy Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2016 through April 30, 2017, except as indicated below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to a Fund’s annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Hartford Balanced Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,083.30	$5.73		$1,000.00	$1,019.29	$5.56	1.11%	181	365
Class B	$1,000.00	$1,078.60	$10.46		$1,000.00	$1,014.73	$10.14	2.03%	181	365
Class C	$1,000.00	$1,079.60	$9.38		$1,000.00	$1,015.77	$9.10	1.82%	181	365
Class I	$1,000.00	$1,084.40	$4.50		$1,000.00	$1,020.48	$4.36	0.87%	181	365
Class R3	$1,000.00	$1,081.50	$7.23		$1,000.00	$1,017.85	$7.00	1.40%	181	365
Class R4	$1,000.00	$1,083.60	$5.68		$1,000.00	$1,019.34	$5.51	1.10%	181	365
Class R5	$1,000.00	$1,084.80	$4.14		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class Y	$1,000.00	$1,085.20	$3.77		$1,000.00	$1,021.18	$3.66	0.73%	181	365
Class F(1)	$1,000.00	$1,010.30	$1.21	(2)	$1,000.00	$1,021.22	$3.61	0.72%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

26

Multi-Strategy Funds

Expense Examples (Unaudited) – (continued)

The Hartford Balanced Income Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,053.10	$4.68		$1,000.00	$1,020.23	$4.61	0.92%	181	365
Class B	$1,000.00	$1,053.10	$5.04		$1,000.00	$1,019.89	$4.96	0.99%	181	365
Class C	$1,000.00	$1,049.30	$8.43		$1,000.00	$1,016.56	$8.30	1.66%	181	365
Class I	$1,000.00	$1,054.40	$3.46		$1,000.00	$1,021.42	$3.41	0.68%	181	365
Class R3	$1,000.00	$1,051.40	$6.31		$1,000.00	$1,018.65	$6.21	1.24%	181	365
Class R4	$1,000.00	$1,052.80	$4.78		$1,000.00	$1,020.13	$4.71	0.94%	181	365
Class R5	$1,000.00	$1,054.90	$3.52		$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class R6	$1,000.00	$1,055.00	$3.01		$1,000.00	$1,021.87	$2.96	0.59%	181	365
Class Y	$1,000.00	$1,055.00	$3.01		$1,000.00	$1,021.87	$2.96	0.59%	181	365
Class F(2)	$1,000.00	$1,006.50	$0.99	(3)	$1,000.00	$1,021.87	$2.96	0.59%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Checks and Balances Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,087.20	$2.02		$1,000.00	$1,022.86	$1.96	0.39%	181	365
Class B	$1,000.00	$1,081.90	$6.56		$1,000.00	$1,018.50	$6.36	1.27%	181	365
Class C	$1,000.00	$1,083.80	$5.89		$1,000.00	$1,019.14	$5.71	1.14%	181	365
Class I	$1,000.00	$1,089.40	$0.83		$1,000.00	$1,024.00	$0.80	0.16%	181	365
Class R3	$1,000.00	$1,085.70	$3.88		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class R4	$1,000.00	$1,087.20	$2.33		$1,000.00	$1,022.56	$2.26	0.45%	181	365
Class R5	$1,000.00	$1,089.50	$0.78		$1,000.00	$1,024.05	$0.75	0.15%	181	365
Class F(2)	$1,000.00	$1,010.90	$0.07	(3)	$1,000.00	$1,024.60	$0.20	0.04%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

27

Multi-Strategy Funds

Expense Examples (Unaudited) – (continued)

The Hartford Conservative Allocation Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,048.70	$2.79		$1,000.00	$1,022.07	$2.76	0.55%	181	365
Class B	$1,000.00	$1,044.70	$6.59		$1,000.00	$1,018.35	$6.51	1.30%	181	365
Class C	$1,000.00	$1,045.10	$6.59		$1,000.00	$1,018.35	$6.51	1.30%	181	365
Class I	$1,000.00	$1,050.60	$1.32		$1,000.00	$1,023.51	$1.30	0.26%	181	365
Class R3	$1,000.00	$1,046.70	$4.06		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R4	$1,000.00	$1,048.20	$2.54		$1,000.00	$1,022.32	$2.51	0.50%	181	365
Class R5	$1,000.00	$1,050.40	$1.02		$1,000.00	$1,023.80	$1.00	0.20%	181	365
Class F(2)	$1,000.00	$1,013.00	$0.34	(3)	$1,000.00	$1,023.80	$1.00	0.20%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Global All-Asset Fund (consolidated)

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,081.40	$6.14		$1,000.00	$1,018.89	$5.96	1.19%	181	365
Class C	$1,000.00	$1,076.40	$9.99		$1,000.00	$1,015.17	$9.69	1.94%	181	365
Class I	$1,000.00	$1,082.20	$4.80		$1,000.00	$1,020.18	$4.66	0.93%	181	365
Class R3	$1,000.00	$1,079.80	$7.68		$1,000.00	$1,017.41	$7.45	1.49%	181	365
Class R4	$1,000.00	$1,080.90	$6.14		$1,000.00	$1,018.89	$5.96	1.19%	181	365
Class R5	$1,000.00	$1,082.10	$4.49		$1,000.00	$1,020.38	$4.46	0.89%	181	365
Class Y	$1,000.00	$1,083.10	$4.34		$1,000.00	$1,020.63	$4.21	0.84%	181	365
Class F(2)	$1,000.00	$1,032.20	$1.46	(3)	$1,000.00	$1,020.63	$4.21	0.84%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

28

Multi-Strategy Funds

Expense Examples (Unaudited) – (continued)

The Hartford Growth Allocation Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,104.20	$2.82		$1,000.00	$1,022.12	$2.71	0.54%	181	365
Class B	$1,000.00	$1,099.50	$7.55		$1,000.00	$1,017.60	$7.25	1.45%	181	365
Class C	$1,000.00	$1,100.30	$6.67		$1,000.00	$1,018.45	$6.41	1.28%	181	365
Class I	$1,000.00	$1,105.20	$1.15		$1,000.00	$1,023.70	$1.10	0.22%	181	365
Class R3	$1,000.00	$1,103.30	$4.48		$1,000.00	$1,020.53	$4.31	0.86%	181	365
Class R4	$1,000.00	$1,104.90	$2.92		$1,000.00	$1,022.02	$2.81	0.56%	181	365
Class R5	$1,000.00	$1,106.50	$1.36		$1,000.00	$1,023.51	$1.30	0.26%	181	365
Class F(2)	$1,000.00	$1,022.60	$0.25	(3)	$1,000.00	$1,024.05	$0.75	0.15%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

Hartford Moderate Allocation Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,078.80	$2.68		$1,000.00	$1,022.22	$2.61	0.52%	181	365
Class B	$1,000.00	$1,073.20	$7.50		$1,000.00	$1,017.56	$7.30	1.46%	181	365
Class C	$1,000.00	$1,075.80	$6.49		$1,000.00	$1,018.55	$6.31	1.26%	181	365
Class I	$1,000.00	$1,081.00	$1.14		$1,000.00	$1,023.70	$1.10	0.22%	181	365
Class R3	$1,000.00	$1,077.60	$4.48		$1,000.00	$1,020.48	$4.36	0.87%	181	365
Class R4	$1,000.00	$1,079.60	$2.94		$1,000.00	$1,021.97	$2.86	0.57%	181	365
Class R5	$1,000.00	$1,080.70	$1.34		$1,000.00	$1,023.51	$1.30	0.26%	181	365
Class F(2)	$1,000.00	$1,018.30	$0.27	(3)	$1,000.00	$1,024.00	$0.80	0.16%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

29

Multi-Strategy Funds

Expense Examples (Unaudited) – (continued)

Hartford Multi-Asset Income Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,044.50	$5.27		$1,000.00	$1,019.64	$5.21	1.04%	181	365
Class C	$1,000.00	$1,041.90	$8.56		$1,000.00	$1,016.41	$8.45	1.69%	181	365
Class I	$1,000.00	$1,046.80	$4.42		$1,000.00	$1,020.48	$4.36	0.87%	181	365
Class R3	$1,000.00	$1,044.00	$6.49		$1,000.00	$1,018.45	$6.41	1.28%	181	365
Class R4	$1,000.00	$1,045.50	$5.58		$1,000.00	$1,019.34	$5.51	1.10%	181	365
Class R5	$1,000.00	$1,045.40	$4.72		$1,000.00	$1,020.18	$4.66	0.93%	181	365
Class Y	$1,000.00	$1,046.00	$4.21		$1,000.00	$1,020.68	$4.16	0.83%	181	365
Class F(2)	$1,000.00	$1,011.70	$1.50	(3)	$1,000.00	$1,020.93	$3.91	0.78%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

30

The Hartford Balanced Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 66.3%
	Banks - 7.0%
410,010	Bank of America Corp.	$9,569,633
197,340	Citigroup, Inc.	11,666,741
180,610	JP Morgan Chase & Co.	15,713,070
76,700	PNC Financial Services Group, Inc.	9,184,825
280,850	Wells Fargo & Co.	15,120,964

		61,255,233

	Capital Goods - 5.4%
41,630	3M Co.	8,152,403
47,000	Caterpillar, Inc.	4,806,220
134,491	Eaton Corp. plc	10,172,899
123,220	Fortune Brands Home & Security, Inc.	7,854,043
92,700	Ingersoll-Rand plc	8,227,125
69,260	United Technologies Corp.	8,241,247

		47,453,937

	Commercial & Professional Services - 0.7%
150,440	Nielsen Holdings plc	6,187,597

	Consumer Durables & Apparel - 1.4%
111,380	NIKE, Inc. Class B	6,171,566
272,390	PulteGroup, Inc.	6,175,081

		12,346,647

	Consumer Services - 1.5%
120,113	Hilton Worldwide Holdings, Inc.	7,083,064
112,480	Norwegian Cruise Line Holdings Ltd.*	6,066,046

		13,149,110

	Diversified Financials - 2.3%
16,280	BlackRock, Inc.	6,260,799
236,650	Invesco Ltd.	7,795,251
134,220	Thomson Reuters Corp.	6,097,615

		20,153,665

	Energy - 4.2%
61,510	Anadarko Petroleum Corp.	3,507,300
84,300	Chevron Corp.	8,994,810
63,220	EOG Resources, Inc.	5,847,850
67,320	Exxon Mobil Corp.	5,496,678
127,150	Halliburton Co.	5,833,642
212,300	Marathon Oil Corp.	3,156,901
141,950	Suncor Energy, Inc.	4,451,552

		37,288,733

	Food, Beverage & Tobacco - 4.0%
152,432	British American Tobacco plc	10,298,806
18,500	Constellation Brands, Inc. Class A	3,191,990
69,070	Kraft Heinz Co.	6,243,237
131,997	Mondelez International, Inc. Class A	5,943,825
88,400	Philip Morris International, Inc.	9,798,256

		35,476,114

	Health Care Equipment & Services - 2.5%
127,902	Medtronic plc	10,627,377
65,930	UnitedHealth Group, Inc.	11,529,839

		22,157,216

	Household & Personal Products - 0.7%
116,700	Unilever N.V.	6,096,408

	Insurance - 2.5%
127,660	American International Group, Inc.	7,775,770
131,860	Marsh & McLennan Cos., Inc.	9,774,782

Shares or Principal Amount		Market Value†
COMMON STOCKS - 66.3% - (continued)
	Insurance - 2.5% - (continued)
86,193	Unum Group	$3,993,322

		21,543,874

	Materials - 1.9%
142,700	Dow Chemical Co.	8,961,560
136,400	International Paper Co.	7,361,508

		16,323,068

	Media - 2.6%
106,040	CBS Corp. Class B	7,058,022
222,280	Comcast Corp. Class A	8,711,153
172,910	Viacom, Inc. Class B	7,359,050

		23,128,225

	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
46,320	Allergan plc	11,295,595
52,310	Amgen, Inc.	8,543,269
222,420	AstraZeneca plc ADR	6,728,205
185,430	Bristol-Myers Squibb Co.	10,393,352
64,160	Eisai Co., Ltd.	3,373,507
177,440	Merck & Co., Inc.	11,059,835
28,974	Roche Holding AG	7,581,461
65,418	UCB S.A.	5,105,808
45,630	Vertex Pharmaceuticals, Inc.*	5,398,029

		69,479,061

	Real Estate - 0.6%
210,463	Park Hotels & Resorts, Inc. REIT	5,402,585

	Retailing - 2.5%
2,006,600	Allstar Co.*(1)(2)(3)	401,320
70,850	Home Depot, Inc.	11,059,685
213,350	Liberty Interactive Corp. QVC Group Class A*	4,518,753
2,330	Priceline Group, Inc.*	4,303,090
32,392	Tory Burch LLC*(1)(2)(3)	1,309,274

		21,592,122

	Semiconductors & Semiconductor Equipment - 3.8%
85,970	Analog Devices, Inc.	6,550,914
330,350	Intel Corp.	11,942,152
135,110	Maxim Integrated Products, Inc.	5,965,107
157,340	QUALCOMM, Inc.	8,455,452

		32,913,625

	Software & Services - 7.0%
22,527	Alphabet, Inc. Class C*	20,408,561
110,980	Cognizant Technology Solutions Corp. Class A*	6,684,325
226,570	eBay, Inc.*	7,569,704
43,450	Facebook, Inc. Class A*	6,528,363
294,850	Microsoft Corp.	20,185,431

		61,376,384

	Technology Hardware & Equipment - 5.3%
188,840	Apple, Inc.	27,126,866
556,030	Cisco Systems, Inc.	18,943,942

		46,070,808

	Transportation - 1.0%
79,940	Union Pacific Corp.	8,950,083

	Utilities - 1.5%
101,400	NextEra Energy, Inc.	13,542,984

	Total Common Stocks (cost $444,219,456)	$581,887,479

The accompanying notes are an integral part of these financial statements.

31

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 2.9%
		Asset-Backed - Automobile - 0.7%
		AmeriCredit Automobile Receivables Trust
$	165,000	1.51%, 05/18/2020	$164,889
	44,894	1.79%, 03/08/2019	44,913
	93,567	2.72%, 09/09/2019	93,862
	125,201	Capital Auto Receivables Asset Trust 2.06%, 10/22/2018	125,262
	680,000	Chesapeake Funding II LLC 1.99%, 06/15/2028(2)(4)	683,312
		Chrysler Capital Auto Receivables Trust
	600,000	1.76%, 12/16/2019(2)	601,043
	170,000	1.78%, 06/17/2019(2)	170,211
	280,000	1.83%, 03/15/2019(2)	280,273
	45,366	Exeter Automobile Receivables Trust 1.54%, 11/15/2019(2)	45,343
		First Investors Auto Owner Trust
	208,695	1.67%, 11/16/2020(2)	208,795
	142,937	1.69%, 04/15/2021(2)	142,858
	294,000	2.26%, 01/15/2020(2)	295,088
	115,000	2.39%, 11/16/2020(2)	115,576
	100,000	Hyundai Automotive Receivables Trust 2.48%, 03/15/2019	100,582
	120,000	Prestige Auto Receivables Trust 1.91%, 04/15/2020(2)	120,069
		Santander Drive Auto Receivables Trust
	223,092	1.97%, 11/15/2019	223,380
	341,835	2.25%, 06/17/2019	342,676
	71,041	2.33%, 11/15/2019	71,322
	375,568	2.36%, 04/15/2020	376,722
	140,000	2.57%, 03/15/2019	140,711
		Securitized Term Auto Receivables Trust
	540,000	1.52%, 03/25/2020(2)	537,498
	415,000	1.89%, 08/25/2020(2)	414,807
		Westlake Automobile Receivables Trust
	150,297	1.57%, 06/17/2019(2)	150,363
	310,000	1.78%, 04/15/2020(2)	310,128
	259,288	1.83%, 01/15/2021(2)	259,412

			6,019,095

		Asset-Backed - Credit Card - 0.3%
	800,000	CARDS II Trust 1.69%, 07/15/2021(2)(4)	803,893
	950,000	Evergreen Credit Card Trust 1.71%, 04/15/2020(2)(4)	954,620
	1,285,000	Trillium Credit Card Trust II 1.71%, 05/26/2021(2)(4)	1,290,262

			3,048,775

		Asset-Backed - Finance & Insurance - 1.0%
		Ally Master Owner Trust
	900,000	1.54%, 09/15/2019	900,547
	975,000	1.60%, 10/15/2019	975,934
	355,077	Bayview Opportunity Master Fund Trust 4.00%, 10/28/2064(2)(4)	366,931
	650,000	BlueMountain CLO Ltd. 2.76%, 10/15/2026(2)(4)	649,995
	640,000	CIFC Funding Ltd. 2.76%, 04/18/2025(2)(4)	639,356
	355,000	CNH Equipment Trust 1.75%, 04/15/2021	355,361
	100,000	Ford Credit Floorplan Master Owner Trust 2.09%, 03/15/2022(2)	100,363

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 2.9% - (continued)
		Asset-Backed - Finance & Insurance - 1.0% - (continued)
$	330,000	GreatAmerica Leasing Receivables Funding LLC 2.36%, 01/20/2023(2)	$330,078
	1,300,000	Madison Park Funding Ltd. 2.28%, 07/20/2026(2)(4)	1,299,345
		MMAF Equipment Finance LLC
	319,065	1.39%, 12/17/2018(2)	319,142
	220,000	1.73%, 05/18/2020(2)(5)	219,977
	295,000	2.21%, 12/15/2032(2)	294,362
		OneMain Financial Issuance Trust
	120,000	3.66%, 02/20/2029(2)	122,270
	240,000	4.10%, 03/20/2028(2)	245,712
	310,000	SBA Tower Trust 2.90%, 10/15/2044(2)(6)	311,797
		Springleaf Funding Trust
	385,000	3.16%, 11/15/2024(2)	389,252
	170,000	3.48%, 05/15/2028(2)	172,896
	600,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(2)	598,615
	504,983	Towd Point Mortgage Trust 2.75%, 10/25/2056(2)(4)	504,437
	190,000	Volvo Financial Equipment LLC 1.92%, 03/15/2021(2)	190,277

			8,986,647

		Commercial Mortgage - Backed Securities - 0.6%
		Citigroup Commercial Mortgage Trust
	400,000	3.46%, 12/10/2049	410,767
	95,000	3.82%, 11/10/2048	99,676
	525,000	Commercial Mortgage Trust 3.18%, 02/10/2048	532,191
		CSAIL Commercial Mortgage Trust
	950,000	3.50%, 06/15/2057	973,231
	1,000,000	3.51%, 04/15/2050	1,031,702
	210,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 01/15/2049	222,810
	141,518	LB-UBS Commercial Mortgage Trust 6.29%, 04/15/2041(4)	145,140
	160,097	Merrill Lynch/Countrywide Commercial Mortgage Trust 5.81%, 06/12/2050(4)	160,032
	900,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.31%, 04/15/2048	913,422
	540,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(2)(4)	545,478
	530,000	SG Commercial Mortgage Securities Trust 3.06%, 10/10/2048	520,036

			5,554,485

		Other ABS - 0.2%
	1,295,000	Oaktree EIF II Ltd. 2.28%, 11/15/2025(5)	1,295,000

		Whole Loan Collateral CMO - 0.1%
	185,000	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(2)(4)	185,048
	159,589	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(2)(4)	160,019
	362,585	Towd Point Mortgage Trust 2.25%, 04/25/2056(2)(4)	360,183

The accompanying notes are an integral part of these financial statements.

32

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 2.9% - (continued)
		Whole Loan Collateral CMO - 0.1% - (continued)
$	90,000	Wells Fargo Commercial Mortgage Trust 3.84%, 09/15/2058	$94,675

			799,925

		Total Asset & Commercial Mortgage Backed Securities (cost $25,816,474)	$25,703,927

CORPORATE BONDS - 15.3%
		Advertising - 0.0%
$	310,000	Omnicom Group, Inc. 3.60%, 04/15/2026	$312,379

		Aerospace/Defense - 0.2%
	600,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(2)	620,254
		Lockheed Martin Corp.
	115,000	2.50%, 11/23/2020	116,341
	400,000	4.07%, 12/15/2042	398,613
	140,000	4.50%, 05/15/2036	150,410
	155,000	4.70%, 05/15/2046	170,319
	135,000	4.85%, 09/15/2041	148,957
	65,000	United Technologies Corp. 3.10%, 06/01/2022	67,400

			1,672,294

		Agriculture - 0.4%
		Altria Group, Inc.
	140,000	4.50%, 05/02/2043	144,788
	420,000	4.75%, 05/05/2021	457,342
		BAT International Finance plc
	160,000	2.75%, 06/15/2020(2)	161,923
	565,000	3.25%, 06/07/2022(2)	575,705
	65,000	3.50%, 06/15/2022(2)	66,937
	375,000	Cargill, Inc. 4.76%, 11/23/2045(2)	416,383
	975,000	Imperial Brands Finance plc 3.75%, 07/21/2022(2)	1,007,799
		Philip Morris International, Inc.
	300,000	2.63%, 03/06/2023	297,337
	80,000	4.88%, 11/15/2043	87,231

			3,215,445

		Airlines - 0.1%
	556,166	Continental Airlines, Inc. 5.98%, 04/19/2022	611,783
	445,737	Southwest Airlines Co. 6.15%, 08/01/2022	493,653

			1,105,436

		Auto Manufacturers - 0.4%
	205,000	Ford Motor Co. 4.35%, 12/08/2026	210,006
	950,000	Ford Motor Credit Co. LLC 3.10%, 05/04/2023	934,749
		General Motors Financial Co., Inc.
	1,100,000	3.70%, 05/09/2023	1,105,203
	470,000	3.95%, 04/13/2024	473,008
	700,000	Nissan Motor Acceptance Corp. 1.80%, 03/15/2018(2)	699,808

			3,422,774

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 15.3% - (continued)
		Beverages - 0.3%
		Anheuser-Busch InBev Finance, Inc.
$	370,000	3.65%, 02/01/2026	$377,041
	655,000	4.70%, 02/01/2036	702,655
	270,000	4.90%, 02/01/2046	294,962
	115,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	106,995
		Coca-Cola Femsa S.A.B. de C.V.
	222,000	2.38%, 11/26/2018	223,266
	250,000	3.88%, 11/26/2023	259,923
		Heineken N.V.
	140,000	2.75%, 04/01/2023(2)	140,222
	10,000	4.00%, 10/01/2042(2)	9,671
		Molson Coors Brewing Co.
	180,000	3.50%, 05/01/2022	187,291
	40,000	5.00%, 05/01/2042	42,641

			2,344,667

		Biotechnology - 0.2%
	80,000	Amgen, Inc. 4.56%, 06/15/2048	80,443
	320,000	Biogen, Inc. 2.90%, 09/15/2020	326,543
		Celgene Corp.
	55,000	2.25%, 05/15/2019	55,300
	180,000	3.55%, 08/15/2022	186,723
	375,000	3.63%, 05/15/2024	384,231
		Gilead Sciences, Inc.
	120,000	2.55%, 09/01/2020	121,577
	195,000	3.70%, 04/01/2024	201,963

			1,356,780

		Chemicals - 0.1%
	800,000	Agrium, Inc. 3.15%, 10/01/2022	808,940
	375,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	351,090

			1,160,030

		Commercial Banks - 3.6%
	1,200,000	American Express Centurion Bank 6.00%, 09/13/2017	1,219,865
		Bank of America Corp.
	740,000	2.63%, 10/19/2020	744,763
	500,000	4.00%, 04/01/2024	520,951
	750,000	4.20%, 08/26/2024	772,185
	560,000	5.00%, 05/13/2021	609,511
	300,000	6.40%, 08/28/2017	304,754
		Bank of New York Mellon Corp.
	440,000	2.15%, 02/24/2020	443,022
	200,000	3.00%, 02/24/2025	199,988
	700,000	Banque Federative du Credit Mutuel S.A. 2.75%, 10/15/2020(2)	704,449
	150,000	Barclays Bank plc 6.05%, 12/04/2017(2)	153,658
	815,000	Barclays plc 3.20%, 08/10/2021	823,713
	425,000	BNP Paribas S.A. 2.40%, 12/12/2018	427,740
		BPCE S.A.
	375,000	2.50%, 12/10/2018	377,586
	450,000	5.15%, 07/21/2024(2)	468,816

The accompanying notes are an integral part of these financial statements.

33

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 15.3% - (continued)
		Commercial Banks - 3.6% - (continued)
		Capital One Financial Corp.
$	615,000	3.75%, 04/24/2024	$625,388
	165,000	4.20%, 10/29/2025	166,156
		Citigroup, Inc.
	255,000	2.50%, 07/29/2019	257,324
	375,000	4.45%, 09/29/2027	383,670
	108,000	5.30%, 05/06/2044	116,810
	59,000	8.13%, 07/15/2039	86,815
	500,000	Citizens Bank NA 2.55%, 05/13/2021	500,122
	675,000	Compass Bank 2.75%, 09/29/2019	678,278
	500,000	Credit Agricole S.A. 4.38%, 03/17/2025(2)	508,376
		Credit Suisse AG
	250,000	2.30%, 05/28/2019	251,511
	335,000	3.63%, 09/09/2024	343,748
	250,000	Credit Suisse Group AG 3.57%, 01/09/2023(2)	253,006
	950,000	Credit Suisse Group Funding Guernsey Ltd. 3.80%, 09/15/2022	977,732
	670,000	Deutsche Bank AG 4.25%, 10/14/2021(2)	692,836
	250,000	Discover Bank 3.10%, 06/04/2020	255,412
	450,000	Fifth Third Bancorp 2.88%, 10/01/2021	457,829
		Goldman Sachs Group, Inc.
	905,000	2.38%, 01/22/2018	909,486
	875,000	4.25%, 10/21/2025	900,689
	470,000	6.25%, 02/01/2041	593,030
		HSBC Holdings plc
	290,000	3.40%, 03/08/2021	297,876
	1,355,000	3.60%, 05/25/2023	1,392,506
	200,000	4.04%, 03/13/2028(4)	204,374
		Huntington National Bank
	535,000	2.20%, 11/06/2018	536,851
	580,000	2.40%, 04/01/2020	582,488
	445,000	ING Groep N.V. 3.95%, 03/29/2027	455,733
		JP Morgan Chase & Co.
	650,000	3.25%, 09/23/2022	665,967
	180,000	3.38%, 05/01/2023	181,193
	230,000	5.40%, 01/06/2042	269,693
	100,000	6.30%, 04/23/2019	108,246
	550,000	Korea Development Bank 2.50%, 03/11/2020	551,950
	100,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(2)	100,261
		Morgan Stanley
	425,000	2.50%, 01/24/2019	429,518
	320,000	3.13%, 07/27/2026	308,764
	550,000	3.63%, 01/20/2027	551,498
	875,000	3.70%, 10/23/2024	896,262
	550,000	5.75%, 01/25/2021	611,851
	125,000	National City Corp. 6.88%, 05/15/2019	137,068
	1,000,000	Santander Bank NA 8.75%, 05/30/2018	1,069,960

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 15.3% - (continued)
		Commercial Banks - 3.6% - (continued)
		Santander UK plc
$	640,000	2.50%, 03/14/2019	$645,087
	625,000	5.00%, 11/07/2023(2)	656,596
	575,000	Skandinaviska Enskilda Banken AB 2.45%, 05/27/2020(2)	578,077
	415,000	Societe Generale S.A. 3.25%, 01/12/2022(2)	415,301
	200,000	SunTrust Bank 3.30%, 05/15/2026	195,910
	165,000	U.S. Bancorp 3.70%, 01/30/2024	173,916
		UBS Group Funding Jersey Ltd.
	785,000	2.95%, 09/24/2020(2)	793,728
	275,000	3.00%, 04/15/2021(2)	276,880
	100,000	Wachovia Corp. 5.75%, 06/15/2017	100,512
	1,794,000	Wells Fargo & Co. 4.48%, 01/16/2024	1,915,461

			31,832,746

		Commercial Services - 0.3%
		Catholic Health Initiatives
	155,000	2.60%, 08/01/2018	155,717
	395,000	2.95%, 11/01/2022	384,994
	70,000	4.35%, 11/01/2042	60,104
		ERAC USA Finance LLC
	140,000	2.35%, 10/15/2019(2)	140,111
	510,000	4.50%, 08/16/2021(2)	543,905
	250,000	5.63%, 03/15/2042(2)	275,023
	730,000	Total System Services, Inc. 3.80%, 04/01/2021	760,137

			2,319,991

		Diversified Financial Services - 0.6%
	345,000	Capital One Bank USA NA 2.15%, 11/21/2018	345,370
	575,000	CDP Financial, Inc. 4.40%, 11/25/2019(2)	609,855
	645,000	Discover Financial Services 6.45%, 06/12/2017	648,593
	99,000	Eaton Vance Corp. 6.50%, 10/02/2017	101,140
		GE Capital International Funding Co.
	648,000	2.34%, 11/15/2020	652,246
	297,000	3.37%, 11/15/2025	308,326
	850,000	4.42%, 11/15/2035	908,734
		General Electric Co.
	115,000	3.10%, 01/09/2023	119,033
	230,000	4.63%, 01/07/2021	250,779
	655,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(2)	657,640
		Synchrony Financial
	130,000	2.60%, 01/15/2019	130,960
	490,000	2.70%, 02/03/2020	493,133
	400,000	3.00%, 08/15/2019	405,971

			5,631,780

		Electric - 1.6%
	335,000	Berkshire Hathaway Energy Co. 4.50%, 02/01/2045	353,314

The accompanying notes are an integral part of these financial statements.

34

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 15.3% - (continued)
		Electric - 1.6% - (continued)
		Dominion Resources, Inc.
$	320,000	2.96%, 07/01/2019(6)	$324,435
	550,000	3.63%, 12/01/2024	560,315
	510,000	4.10%, 04/01/2021(6)	533,135
	275,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	347,457
		Duke Energy Corp.
	105,000	2.65%, 09/01/2026	99,210
	550,000	3.05%, 08/15/2022	560,982
	250,000	4.80%, 12/15/2045	265,888
		Electricite de France S.A.
	85,000	4.88%, 01/22/2044(2)	86,231
	525,000	5.63%, 01/22/2024(2)(4)(7)	523,688
	110,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	110,075
	390,000	Entergy Corp. 2.95%, 09/01/2026	373,591
	60,000	Eversource Energy 3.15%, 01/15/2025	59,862
	505,000	Fortis, Inc. 3.06%, 10/04/2026(2)	478,116
	325,000	Georgia Power Co. 5.95%, 02/01/2039	389,281
	425,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(2)	521,770
		NextEra Energy Capital Holdings, Inc.
	1,130,000	2.06%, 09/01/2017	1,132,834
	555,000	3.55%, 05/01/2027	558,563
	70,000	NiSource Finance Corp. 4.80%, 02/15/2044	74,044
		Oncor Electric Delivery Co. LLC
	115,000	2.95%, 04/01/2025	114,706
	340,000	4.10%, 06/01/2022	362,428
		Pacific Gas & Electric Co.
	135,000	3.85%, 11/15/2023	142,551
	285,000	5.13%, 11/15/2043	330,755
		SCANA Corp.
	631,000	4.13%, 02/01/2022	637,299
	490,000	4.75%, 05/15/2021	512,243
	700,000	6.25%, 04/01/2020	765,015
		South Carolina Electric & Gas Co.
	50,000	4.35%, 02/01/2042	48,760
	80,000	4.60%, 06/15/2043	80,469
	370,000	6.05%, 01/15/2038	439,875
	750,000	Southern California Edison Co. 5.55%, 01/15/2037	905,969
		Southern Co.
	575,000	2.75%, 06/15/2020	580,047
	605,000	2.95%, 07/01/2023	602,033
		State Grid Overseas Investment Ltd.
	380,000	2.75%, 05/07/2019(2)	384,318
	520,000	2.75%, 05/04/2022(2)(5)	517,577
	520,000	3.50%, 05/04/2027(2)(5)	518,750

			14,295,586

		Engineering & Construction - 0.0%
	355,000	SBA Tower Trust 2.88%, 07/15/2021(2)	354,698

		Food - 0.3%
		Kraft Heinz Foods Co.
	145,000	2.25%, 06/05/2017	145,133

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 15.3% - (continued)
		Food - 0.3% - (continued)
$	165,000	3.00%, 06/01/2026	$157,210
	485,000	3.50%, 07/15/2022	500,345
	295,000	4.38%, 06/01/2046	280,674
		Kroger Co.
	125,000	3.30%, 01/15/2021	128,655
	525,000	3.85%, 08/01/2023	549,128
	230,000	4.00%, 02/01/2024	240,237
	150,000	4.45%, 02/01/2047	147,859
	510,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(2)	502,350

			2,651,591

		Gas - 0.3%
	1,160,000	Atmos Energy Corp. 6.35%, 06/15/2017	1,166,774
	560,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(2)	539,966
	830,000	NiSource Finance Corp. 6.40%, 03/15/2018	862,482

			2,569,222

		Healthcare-Products - 0.1%
		Medtronic, Inc.
	110,000	2.50%, 03/15/2020	112,006
	405,000	3.15%, 03/15/2022	419,495
	245,000	3.50%, 03/15/2025	252,970
	65,000	3.63%, 03/15/2024	67,901
	43,000	4.38%, 03/15/2035	45,505

			897,877

		Healthcare-Services - 0.4%
	495,000	Aetna, Inc. 2.80%, 06/15/2023	495,286
		Anthem, Inc.
	631,000	3.30%, 01/15/2023	641,349
	225,000	4.65%, 08/15/2044	232,680
	40,000	Ascension Health 4.85%, 11/15/2053	44,328
		Dignity Health
	35,000	2.64%, 11/01/2019	35,163
	80,000	3.81%, 11/01/2024	81,120
		Kaiser Foundation Hospitals
	120,000	3.50%, 04/01/2022	125,206
	120,000	4.88%, 04/01/2042	134,809
	120,000	Memorial Sloan-Kettering Cancer Center 4.20%, 07/01/2055	120,699
	1,120,000	SSM Health Care Corp. 3.82%, 06/01/2027	1,135,845
		UnitedHealth Group, Inc.
	220,000	3.35%, 07/15/2022	229,692
	340,000	3.75%, 07/15/2025	357,591

			3,633,768

		Household Products - 0.1%
	999,816	Procter & Gamble Co. 9.36%, 01/01/2021	1,146,108

		Insurance - 0.4%
	415,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	419,630
		Chubb INA Holdings, Inc.
	120,000	2.30%, 11/03/2020	120,577
	185,000	3.35%, 05/15/2024	190,141

The accompanying notes are an integral part of these financial statements.

35

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 15.3% - (continued)
		Insurance - 0.4% - (continued)
$	115,000	Five Corners Funding Trust 4.42%, 11/15/2023(2)	$123,669
	515,000	Jackson National Life Global Funding 3.25%, 01/30/2024(2)	522,010
	100,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(2)	106,442
	165,000	Loews Corp. 2.63%, 05/15/2023	163,323
		MetLife, Inc.
	60,000	1.90%, 12/15/2017	60,169
	485,000	3.60%, 04/10/2024	505,493
	160,000	4.88%, 11/13/2043	176,151
		Prudential Financial, Inc.
	200,000	3.50%, 05/15/2024	207,543
	300,000	4.50%, 11/15/2020	323,308
	100,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(2)	109,968
	645,000	Trinity Acquisition plc 4.40%, 03/15/2026	667,757

			3,696,181

		Internet - 0.1%
	280,000	Alibaba Group Holding Ltd. 3.60%, 11/28/2024	284,374
		Amazon.com, Inc.
	285,000	2.50%, 11/29/2022	285,242
	530,000	4.80%, 12/05/2034	593,279
	100,000	4.95%, 12/05/2044	114,728

			1,277,623

		IT Services - 0.1%
		Apple, Inc.
	25,000	2.45%, 08/04/2026	23,935
	300,000	2.85%, 05/06/2021	308,927
	225,000	3.00%, 02/09/2024	229,431
	170,000	3.25%, 02/23/2026	173,606
	270,000	3.45%, 05/06/2024	282,737
	35,000	4.45%, 05/06/2044	36,867

			1,055,503

		Lodging - 0.1%
		Marriott International, Inc.
	670,000	2.30%, 01/15/2022	660,989
	450,000	2.88%, 03/01/2021	456,325

			1,117,314

		Machinery-Construction & Mining - 0.1%
	400,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	409,392
		Caterpillar, Inc.
	170,000	3.40%, 05/15/2024	177,097
	30,000	4.30%, 05/15/2044	31,466

			617,955

		Media - 0.5%
		21st Century Fox America, Inc.
	180,000	4.00%, 10/01/2023	187,549
	220,000	4.50%, 02/15/2021	236,266
	300,000	4.75%, 09/15/2044	305,354

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 15.3% - (continued)
		Media - 0.5% - (continued)
$	155,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	$182,028
		Comcast Corp.
	450,000	3.13%, 07/15/2022	464,708
	450,000	4.40%, 08/15/2035	470,720
	150,000	6.40%, 05/15/2038	192,581
	770,000	Cox Communications, Inc. 4.80%, 02/01/2035(2)	727,236
	230,000	Grupo Televisa S.A.B. 6.13%, 01/31/2046	250,037
		Sky plc
	200,000	2.63%, 09/16/2019(2)	200,644
	645,000	3.75%, 09/16/2024(2)	657,155
		Time Warner Cable LLC
	80,000	6.55%, 05/01/2037	92,983
	60,000	7.30%, 07/01/2038	75,022
	106,000	8.25%, 04/01/2019	117,717
	5,000	8.75%, 02/14/2019	5,563
	30,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	37,707
	145,000	Viacom, Inc. 3.88%, 12/15/2021	151,373

			4,354,643

		Miscellaneous Manufacturing - 0.1%
	90,000	Parker-Hannifin Corp. 4.45%, 11/21/2044	96,202
	570,000	Pentair Finance S.A. 2.90%, 09/15/2018	575,398

			671,600

		Oil & Gas - 1.1%
	495,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	532,165
	450,000	BG Energy Capital plc 4.00%, 10/15/2021(2)	479,219
		BP Capital Markets plc
	130,000	3.25%, 05/06/2022	134,031
	570,000	3.81%, 02/10/2024	595,684
	25,000	3.99%, 09/26/2023	26,435
	575,000	4.75%, 03/10/2019	605,162
		ConocoPhillips Co.
	46,000	2.88%, 11/15/2021	46,823
	260,000	3.35%, 05/15/2025	262,971
	85,000	4.20%, 03/15/2021	90,913
	65,000	4.30%, 11/15/2044	65,731
	40,000	4.95%, 03/15/2026	44,709
	65,000	5.75%, 02/01/2019	69,371
	35,000	6.00%, 01/15/2020	38,663
	1,052,000	Devon Energy Corp. 3.25%, 05/15/2022	1,055,787
	265,000	Marathon Oil Corp. 2.70%, 06/01/2020	264,272
	360,000	Noble Energy, Inc. 4.15%, 12/15/2021	380,461
		Petroleos Mexicanos
	80,000	5.38%, 03/13/2022(2)	84,100
	1,300,000	5.50%, 01/21/2021	1,378,000
	600,000	6.75%, 09/21/2047	609,780

The accompanying notes are an integral part of these financial statements.

36

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 15.3% - (continued)
		Oil & Gas - 1.1% - (continued)
$	175,000	Phillips 66 4.88%, 11/15/2044	$180,411
	755,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	855,050
		Shell International Finance B.V.
	190,000	3.25%, 05/11/2025	193,590
	200,000	4.38%, 03/25/2020	213,596
	890,000	Sinopec Group Overseas Development Ltd. 2.50%, 04/28/2020(2)	887,925
		Statoil ASA
	70,000	2.25%, 11/08/2019	70,439
	30,000	2.45%, 01/17/2023	29,830
	30,000	2.65%, 01/15/2024	29,630
	95,000	2.75%, 11/10/2021	96,403
	355,000	2.90%, 11/08/2020	364,094
	35,000	3.25%, 11/10/2024	35,771
	5,000	3.70%, 03/01/2024	5,238
	325,000	Total Capital International S.A. 2.70%, 01/25/2023	324,986

			10,051,240

		Oil & Gas Services - 0.1%
	250,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(2)	256,573
	330,000	Schlumberger Investment S.A. 3.65%, 12/01/2023	345,998

			602,571

		Pharmaceuticals - 1.1%
		AbbVie, Inc.
	775,000	1.80%, 05/14/2018	776,093
	60,000	3.20%, 11/06/2022	61,148
		Actavis Funding SCS
	300,000	3.00%, 03/12/2020	305,883
	450,000	3.45%, 03/15/2022	462,595
	200,000	4.55%, 03/15/2035	201,404
	125,000	4.85%, 06/15/2044	127,321
	700,000	Bayer US Finance LLC 3.00%, 10/08/2021(2)	712,898
		Cardinal Health, Inc.
	195,000	2.40%, 11/15/2019	195,970
	430,000	3.50%, 11/15/2024	439,427
	200,000	4.50%, 11/15/2044	193,309
		EMD Finance LLC
	705,000	2.95%, 03/19/2022(2)	713,001
	670,000	3.25%, 03/19/2025(2)	666,450
	315,000	Express Scripts Holding Co. 2.25%, 06/15/2019	315,959
		Forest Laboratories LLC
	260,000	4.88%, 02/15/2021(2)	280,764
	225,000	5.00%, 12/15/2021(2)	245,506
		McKesson Corp.
	25,000	2.85%, 03/15/2023	24,972
	135,000	3.80%, 03/15/2024	140,354
		Merck & Co., Inc.
	430,000	2.75%, 02/10/2025	429,100
	315,000	2.80%, 05/18/2023	319,407
	125,000	4.15%, 05/18/2043	129,365
	510,000	Mylan N.V. 3.00%, 12/15/2018	517,083

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 15.3% - (continued)
		Pharmaceuticals - 1.1% - (continued)
$	225,000	Teva Pharmaceutical Finance Co. B.V. 3.65%, 11/10/2021	$230,966
		Teva Pharmaceutical Finance Netherlands III B.V.
	1,565,000	2.80%, 07/21/2023	1,506,948
	255,000	4.10%, 10/01/2046	219,481

			9,215,404

		Pipelines - 0.6%
		Columbia Pipeline Group, Inc.
	225,000	2.45%, 06/01/2018	226,115
	400,000	4.50%, 06/01/2025	423,506
		Energy Transfer Partners L.P.
	285,000	3.60%, 02/01/2023	286,893
	300,000	5.15%, 03/15/2045	287,892
	214,000	7.60%, 02/01/2024	246,791
	250,000	Enterprise Products Operating LLC 3.95%, 02/15/2027	257,956
	525,000	Kinder Morgan Energy Partners L.P. 6.95%, 01/15/2038	617,444
	535,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	530,943
	90,000	Regency Energy Partners L.P. / Regency Energy Finance Corp. 4.50%, 11/01/2023	93,690
		Sunoco Logistics Partners Operations L.P.
	155,000	3.45%, 01/15/2023	155,799
	435,000	4.40%, 04/01/2021	459,761
	285,000	TransCanada PipeLines Ltd. 4.88%, 01/15/2026	319,126
	465,000	Transcanada Trust 5.30%, 03/15/2077(4)	469,069
	530,000	Western Gas Partners L.P. 4.00%, 07/01/2022	544,498

			4,919,483

		Real Estate - 0.1%
	650,000	WEA Finance LLC / Westfield UK & Europe Finance plc 2.70%, 09/17/2019(2)	656,163

		Real Estate Investment Trusts - 0.3%
		American Tower Corp.
	450,000	3.45%, 09/15/2021	461,105
	240,000	5.00%, 02/15/2024	262,862
	150,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	155,723
	350,000	Brandywine Operating Partnership L.P. 5.70%, 05/01/2017	350,000
	280,000	Crown Castle International Corp. 3.70%, 06/15/2026	280,962
	425,000	DDR Corp. 4.63%, 07/15/2022	446,820
	670,000	HCP, Inc. 4.00%, 06/01/2025	676,701
	345,000	Scentre Group 2.38%, 11/05/2019(2)	345,641

			2,979,814

		Retail - 0.4%
		AutoZone, Inc.
	200,000	3.13%, 07/15/2023	200,987

The accompanying notes are an integral part of these financial statements.

37

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 15.3% - (continued)
		Retail - 0.4% - (continued)
$	355,000	3.70%, 04/15/2022	$370,586
	425,000	3.75%, 06/01/2027	428,403
		CVS Health Corp.
	695,000	4.00%, 12/05/2023	734,625
	160,000	4.88%, 07/20/2035	172,892
	375,000	5.13%, 07/20/2045	419,086
	75,000	Home Depot, Inc. 4.40%, 03/15/2045	80,883
	600,000	Lowe’s Cos., Inc. 4.63%, 04/15/2020	639,893
	335,000	O’Reilly Automotive, Inc. 3.80%, 09/01/2022	349,267

			3,396,622

		Savings & Loans - 0.1%
	595,000	Nationwide Building Society 2.35%, 01/21/2020(2)	596,835

		Semiconductors - 0.1%
	900,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 01/15/2024(2)	913,087

		Software - 0.2%
		Microsoft Corp.
	475,000	2.40%, 08/08/2026	455,074
	610,000	2.88%, 02/06/2024	619,905
	365,000	3.70%, 08/08/2046	348,033

			1,423,012

		Telecommunications - 0.6%
	775,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	786,320
		AT&T, Inc.
	65,000	3.95%, 01/15/2025	65,823
	460,000	4.45%, 04/01/2024	484,168
	231,000	4.50%, 03/09/2048	208,188
	215,000	4.75%, 05/15/2046	201,393
	3,000	5.35%, 09/01/2040	3,085
	165,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2020(2)	163,421
		Orange S.A.
	650,000	4.13%, 09/14/2021	690,065
	200,000	9.00%, 03/01/2031	298,749
		Verizon Communications, Inc.
	450,000	2.95%, 03/15/2022(2)	452,365
	45,000	3.45%, 03/15/2021	46,411
	880,000	4.50%, 09/15/2020	939,159
	916,000	4.52%, 09/15/2048	842,606
	130,000	4.75%, 11/01/2041	125,398
	93,000	4.81%, 03/15/2039(2)	91,221

			5,398,372

		Transportation - 0.2%
		FedEx Corp.
	80,000	2.70%, 04/15/2023	79,568
	280,000	4.90%, 01/15/2034	304,966
	300,000	5.10%, 01/15/2044	324,328
	309,000	Kansas City Southern 4.95%, 08/15/2045	317,894
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	405,000	3.20%, 07/15/2020(2)	414,425

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 15.3% - (continued)
		Transportation - 0.2% - (continued)
$	400,000	3.38%, 02/01/2022(2)	$408,973

			1,850,154

		Total Corporate Bonds (cost $131,294,835)	$134,716,748

FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
		Mexico - 0.1%
		Mexico Government International Bond
$	372,000	3.50%, 01/21/2021	$386,508
	477,000	4.15%, 03/28/2027	490,332

			876,840

		Oman - 0.0%
	280,000	Oman Government International Bond 6.50%, 03/08/2047(2)	301,615

		Saudi Arabia - 0.0%
	265,000	Saudi Government International Bond 2.38%, 10/26/2021(2)	260,373

		South Korea - 0.1%
	680,000	Export-Import Bank of Korea 1.75%, 05/26/2019	675,949

		Total Foreign Government Obligations (cost $2,064,676)	$2,114,777

MUNICIPAL BONDS - 1.2%
		General - 0.3%
$	600,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	$749,742
		Commonwealth Financing Auth, PA
	100,000	4.01%, 06/01/2033	100,670
	240,000	4.14%, 06/01/2038	235,068
	370,000	Kansas, Development FA 4.93%, 04/15/2045	398,893
	125,000	New Jersey State Econ DA 3.88%, 06/15/2019	127,080
	570,000	New Jersey State, Economic DA 3.80%, 06/15/2018	576,680
	130,000	New York City, Transitional FA Building Aid Rev 6.83%, 07/15/2040	171,261

			2,359,394

		General Obligation - 0.4%
		California State, GO Taxable
	525,000	7.35%, 11/01/2039	747,605
	250,000	7.55%, 04/01/2039	368,915
	130,000	Chicago, IL, Metropolitan Water Reclamation GO 5.72%, 12/01/2038	157,907
		Illinois State, GO
	1,800,000	5.10%, 06/01/2033	1,616,508
	185,000	5.20%, 03/01/2018	188,933
	665,000	Los Angeles, CA, USD GO 5.75%, 07/01/2034	828,098

			3,907,966

The accompanying notes are an integral part of these financial statements.

38

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 1.2% - (continued)
		Higher Education - 0.1%
$	370,000	University of California, Build America Bonds Rev 5.77%, 05/15/2043	$460,206

		Medical - 0.1%
		University of California, Regents MedCenter Pooled Rev
	150,000	6.55%, 05/15/2048	198,071
	375,000	6.58%, 05/15/2049	496,507

			694,578

		Power - 0.0%
	100,000	New York, Utility Debt Securitization Auth 3.44%, 12/15/2025	103,896

		Transportation - 0.3%
	350,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	444,486
	255,000	Maryland State Transportation Auth 5.89%, 07/01/2043	320,895
		New York and New Jersey PA, Taxable Rev
	200,000	4.81%, 10/15/2065	220,352
	185,000	5.86%, 12/01/2024	222,296
	115,000	6.04%, 12/01/2029	145,242
	730,000	North Texas Tollway Auth Rev 6.72%, 01/01/2049	1,045,396

			2,398,667

		Utility - Electric - 0.0%
	350,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	412,066

		Total Municipal Bonds (cost $9,359,658)	$10,336,773

U.S. GOVERNMENT AGENCIES - 0.2%
		FHLMC - 0.0%
$	39,481	4.00%, 03/01/2041	$41,733

		FNMA - 0.0%
	17,789	4.50%, 04/01/2041	19,216

		GNMA - 0.2%
	871	6.00%, 11/20/2023	973
	1,514	6.00%, 12/20/2023	1,711
	267	6.00%, 01/20/2024	299
	2,239	6.00%, 02/20/2024	2,502
	5,544	6.00%, 06/20/2024	6,196
	261	6.00%, 02/20/2026	291
	795	6.00%, 02/20/2027	889
	270	6.00%, 01/20/2028	301
	6,262	6.00%, 02/20/2028	7,177
	10,782	6.00%, 04/20/2028	12,307
	3,441	6.00%, 06/15/2028	3,953
	28,381	6.00%, 07/20/2028	32,327
	25,564	6.00%, 08/20/2028	29,121
	5,887	6.00%, 10/15/2028	6,674
	40,600	6.00%, 11/15/2028	46,492
	27,416	6.00%, 03/20/2029	31,274
	25,084	6.00%, 09/20/2029	28,683
	75,716	6.00%, 04/20/2030	84,631
	20,754	6.00%, 06/20/2030	23,198
	2,890	6.00%, 08/15/2034	3,321

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.2% - (continued)
		GNMA - 0.2% - (continued)
$	58	6.50%, 04/15/2026	$65
	36,644	6.50%, 03/15/2028	41,081
	4,738	6.50%, 05/15/2028	5,311
	24,449	6.50%, 07/15/2028	27,409
	16,900	6.50%, 10/15/2028	18,964
	1,104	6.50%, 12/15/2028	1,238
	35,069	6.50%, 01/15/2029	39,316
	12,239	6.50%, 02/15/2029	13,722
	147,545	6.50%, 03/15/2029	165,411
	24,760	6.50%, 04/15/2029	27,786
	12,019	6.50%, 05/15/2029	13,530
	12,214	6.50%, 06/15/2029	13,694
	18,836	6.50%, 02/15/2035	21,654
	45,351	7.00%, 11/15/2031	52,019
	28,599	7.00%, 03/15/2032	32,905
	207,859	7.00%, 11/15/2032	249,592
	5,992	7.00%, 01/15/2033	7,094
	20,993	7.00%, 05/15/2033	24,804
	40,404	7.00%, 07/15/2033	47,256
	58,734	7.00%, 11/15/2033	69,446
	2,269	8.00%, 12/15/2029	2,325
	3,418	8.00%, 04/15/2030	3,721
	7,609	8.00%, 05/15/2030	7,756
	654	8.00%, 07/15/2030	712
	9,790	8.00%, 08/15/2030	10,176
	14,103	8.00%, 11/15/2030	15,162
	79,457	8.00%, 02/15/2031	86,068

			1,320,537

		Total U.S. Government Agencies (cost $1,212,232)	$1,381,486

U.S. GOVERNMENT SECURITIES - 11.8%
		Other Direct Federal Obligations - 0.6%
$	5,000,000	Financing Corp. 9.80%, 04/06/2018	$5,394,450

		U.S. Treasury Securities - 11.2%
		U.S. Treasury Bonds - 2.7%
	5,720,000	2.50%, 02/15/2045	5,212,350
	590,000	2.50%, 02/15/2046	536,232
	1,590,000	2.50%, 05/15/2046	1,444,043
	865,000	2.75%, 11/15/2042	834,759
	4,275,000	2.88%, 05/15/2043	4,218,891
	625,000	2.88%, 08/15/2045	614,404
	3,500,000	2.88%, 11/15/2046	3,440,118
	500,000	3.00%, 11/15/2044	504,511
	2,167,500	3.13%, 02/15/2043	2,240,146
	2,685,000	3.13%, 08/15/2044(8)	2,774,886
	1,430,000	3.38%, 05/15/2044	1,546,522

			23,366,862

		U.S. Treasury Notes - 8.5%
	8,379,472	0.38%, 01/15/2027(9)	8,401,309
	2,500,000	0.63%, 05/31/2017	2,499,825
	1,350,000	0.63%, 11/30/2017	1,346,625
	75,000	0.75%, 10/31/2017	74,900
	2,500,000	1.00%, 12/15/2017	2,499,610
	1,335,000	1.25%, 11/30/2018	1,335,574
	2,560,000	1.25%, 03/31/2021	2,518,999
	3,125,000	1.38%, 09/30/2018	3,132,203

The accompanying notes are an integral part of these financial statements.

39

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 11.8% - (continued)
		U.S. Treasury Notes - 8.5% - (continued)
$	6,860,000	1.38%, 08/31/2020	$6,821,145
	2,220,000	1.38%, 01/31/2021	2,198,233
	2,700,000	1.50%, 04/15/2020	2,703,902
	11,300,000	1.50%, 03/31/2023	10,996,312
	7,755,000	1.63%, 07/31/2019	7,807,408
	7,925,000	1.75%, 09/30/2019	8,001,777
	7,200,000	1.88%, 03/31/2022	7,218,281
	185,000	2.25%, 11/15/2024	186,243
	3,200,000	2.25%, 02/15/2027	3,190,624
	1,415,000	2.38%, 08/15/2024	1,438,547
	1,350,000	2.75%, 02/15/2024	1,407,533
	850,000	4.50%, 05/15/2017	851,248

			74,630,298

			97,997,160

		Total U.S. Government Securities (cost $102,703,718)	$103,391,610

		Total Long-Term Investments (cost $716,671,049)	$859,532,800

SHORT-TERM INVESTMENTS - 1.4%
		Other Investment Pools & Funds - 0.7%
$	6,211,345	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$6,211,345

		U.S. Treasury - 0.7%
	6,100,000	U.S. Treasury Bills 0.93%, 10/12/2017(10)	6,074,191

		Total Short-Term Investments (cost $12,285,780)	$12,285,536

Total Investments (cost $728,956,829)^	99.3%	$871,818,336
Other Assets and Liabilities	0.7%	5,812,359

Total Net Assets	100.0%	$877,630,695

The accompanying notes are an integral part of these financial statements.

40

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$155,185,535
Unrealized Depreciation	(12,324,028)

Net Unrealized Appreciation	$142,861,507

*	Non-income producing.

(1)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
08/2011	2,006,600	Allstar Co.	$872,908
11/2013	32,392	Tory Burch LLC	2,538,751

			$3,411,659

At April 30, 2017, the aggregate value of these securities was $1,710,594, which represented 0.2% of total net assets.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $44,432,041, which represented 5.1% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $1,710,594, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,553,948 at April 30, 2017.

(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(8)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(9)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(10)	The rate shown represents current yield to maturity.

The accompanying notes are an integral part of these financial statements.

41

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Ultra Bond Future	14	06/21/2017	$2,237,244	$2,281,125	$43,881

Short position contracts:
U.S. Treasury 10-Year Note Future	51	06/21/2017	$6,337,902	$6,411,656	$(73,754)

Total futures contracts					$(29,873)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

The accompanying notes are an integral part of these financial statements.

42

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$61,255,233	$61,255,233	$—	$—
Capital Goods	47,453,937	47,453,937	—	—
Commercial & Professional Services	6,187,597	6,187,597	—	—
Consumer Durables & Apparel	12,346,647	12,346,647	—	—
Consumer Services	13,149,110	13,149,110	—	—
Diversified Financials	20,153,665	20,153,665	—	—
Energy	37,288,733	37,288,733	—	—
Food, Beverage & Tobacco	35,476,114	25,177,308	10,298,806	—
Health Care Equipment & Services	22,157,216	22,157,216	—	—
Household & Personal Products	6,096,408	6,096,408	—	—
Insurance	21,543,874	21,543,874	—	—
Materials	16,323,068	16,323,068	—	—
Media	23,128,225	23,128,225	—	—
Pharmaceuticals, Biotechnology & Life Sciences	69,479,061	53,418,285	16,060,776	—
Real Estate	5,402,585	5,402,585	—	—
Retailing	21,592,122	19,881,528	—	1,710,594
Semiconductors & Semiconductor Equipment	32,913,625	32,913,625	—	—
Software & Services	61,376,384	61,376,384	—	—
Technology Hardware & Equipment	46,070,808	46,070,808	—	—
Transportation	8,950,083	8,950,083	—	—
Utilities	13,542,984	13,542,984	—	—
Asset & Commercial Mortgage Backed Securities	25,703,927	—	25,703,927	—
Corporate Bonds	134,716,748	—	134,716,748	—
Foreign Government Obligations	2,114,777	—	2,114,777	—
Municipal Bonds	10,336,773	—	10,336,773	—
U.S. Government Agencies	1,381,486	—	1,381,486	—
U.S. Government Securities	103,391,610	—	103,391,610	—
Short-Term Investments	12,285,536	6,211,345	6,074,191	—
Futures Contracts(2)	43,881	43,881	—	—

Total	$871,862,217	$560,072,529	$310,079,094	$1,710,594

Liabilities
Futures Contracts(2)	$(73,754)	$(73,754)	$—	$—

Total	$(73,754)	$(73,754)	$—	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $540,000 were transferred from Level 3 to Level 2 due to due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable inputs.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

43

The Hartford Balanced Income Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 45.6%
	Banks - 5.2%
1,439,967	BB&T Corp.	$62,177,775
2,480,433	JP Morgan Chase & Co.	215,797,671
143,833	MGIC Investment Corp.*	1,516,002
627,891	National Bank of Canada	24,401,757
1,048,369	US Bancorp	53,760,362
3,745,519	Wells Fargo & Co.	201,658,743

		559,312,310

	Capital Goods - 3.3%
297,060	3M Co.	58,173,260
556,438	Caterpillar, Inc.	56,901,350
1,278,574	Eaton Corp. plc	96,711,337
3,801,840	General Electric Co.	110,215,342
129,760	Lockheed Martin Corp.	34,963,832

		356,965,121

	Consumer Durables & Apparel - 0.6%
1,068,460	VF Corp.	58,369,970

	Consumer Services - 0.7%
550,420	McDonald’s Corp.	77,020,270

	Diversified Financials - 1.8%
258,531	BlackRock, Inc.	99,423,267
1,430,108	Invesco Ltd.	47,107,757
1,067,513	Thomson Reuters Corp.	48,497,116

		195,028,140

	Energy - 5.7%
1,849,679	Canadian Natural Resources Ltd.	58,949,270
1,096,868	Chevron Corp.	117,035,815
364,914	Enbridge, Inc.	15,125,685
964,679	Exxon Mobil Corp.	78,766,040
989,820	Marathon Petroleum Corp.	50,421,431
1,050,970	Occidental Petroleum Corp.	64,676,694
728,930	Phillips 66	57,993,671
3,257,751	Suncor Energy, Inc.	102,163,071
1,453,767	TransCanada Corp.	67,499,178

		612,630,855

	Food, Beverage & Tobacco - 4.5%
565,098	Altria Group, Inc.	40,562,734
1,265,376	British American Tobacco plc	85,492,954
781,955	Coca-Cola Co.	33,741,358
302,766	Diageo plc ADR	35,553,811
724,636	Kraft Heinz Co.	65,499,848
397,142	PepsiCo, Inc.	44,988,246
1,565,997	Philip Morris International, Inc.	173,575,108

		479,414,059

	Household & Personal Products - 1.2%
225,960	Procter & Gamble Co.	19,733,087
2,061,970	Unilever N.V.	107,717,312

		127,450,399

	Insurance - 2.1%
520,240	Chubb Ltd.	71,402,940
1,643,518	MetLife, Inc.	85,150,668
1,086,434	Principal Financial Group, Inc.	70,759,446

		227,313,054

	Materials - 1.8%
474,814	Agrium, Inc.	44,599,279
1,443,767	Dow Chemical Co.	90,668,568

Shares or Principal Amount			Market Value†
COMMON STOCKS - 45.6% - (continued)
		Materials - 1.8% - (continued)
	1,035,000	International Paper Co.	$55,858,950

			191,126,797

		Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
	972,492	Bristol-Myers Squibb Co.	54,508,177
	723,698	Eli Lilly & Co.	59,386,658
	1,288,171	Johnson & Johnson	159,050,473
	1,756,251	Merck & Co., Inc.	109,467,125
	827,737	Novartis AG	63,723,387
	4,214,451	Pfizer, Inc.	142,954,178
	215,253	Roche Holding AG	56,324,022

			645,414,020

		Retailing - 0.9%
	340,932	Home Depot, Inc.	53,219,485
	782,570	L Brands, Inc.	41,327,522

			94,547,007

		Semiconductors & Semiconductor Equipment - 2.6%
	1,111,073	Analog Devices, Inc.	84,663,763
	3,102,426	Intel Corp.	112,152,700
	944,941	Maxim Integrated Products, Inc.	41,719,145
	747,791	QUALCOMM, Inc.	40,186,288

			278,721,896

		Software & Services - 1.4%
	2,219,724	Microsoft Corp.	151,962,305

		Technology Hardware & Equipment - 1.6%
	4,899,968	Cisco Systems, Inc.	166,941,910

		Telecommunication Services - 1.4%
	1,378,484	BCE, Inc.	62,761,643
	1,794,325	Verizon Communications, Inc.	82,377,461

			145,139,104

		Transportation - 1.2%
	835,786	Union Pacific Corp.	93,574,601
	302,383	United Parcel Service, Inc. Class B	32,494,077

			126,068,678

		Utilities - 3.6%
	1,366,387	Dominion Resources, Inc.	105,799,345
	558,202	Duke Energy Corp.	46,051,665
	1,011,917	Eversource Energy	60,107,870
	2,140,715	National Grid plc	27,718,511
	407,152	NextEra Energy, Inc.	54,379,221
	425,408	Sempra Energy	48,079,612
	3,799,308	TCEH Corp.*(1)(2)	4
	93,317	Vistra Energy Corp.	1,395,089
	961,705	Xcel Energy, Inc.	43,324,810

			386,856,127

		Total Common Stocks (cost $4,140,313,687)	$4,880,282,022

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.5%
		Asset-Backed - Finance & Insurance - 0.1%
$	283,235	Countrywide Asset-Backed Certificates 1.38%, 06/25/2036(3)	$281,640
		First Franklin Mortgage Loan Trust
	1,602,261	1.23%, 04/25/2036(3)	1,152,884
	4,220,000	1.30%, 09/25/2036(3)	3,526,401

The accompanying notes are an integral part of these financial statements.

44

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.5% - (continued)
		Asset-Backed - Finance & Insurance - 0.1% - (continued)
$	1,060,000	HSI Asset Securitization Corp. Trust 1.26%, 02/25/2036(3)	$955,630
	825,555	Lehman XS Trust 1.51%, 11/25/2035(3)	555,093
	882,445	Securitized Asset Backed Receivables LLC Trust 1.08%, 07/25/2036(3)	435,242

			6,906,890

		Asset-Backed - Home Equity - 0.2%
	239,679	Asset-Backed Funding Certificates Trust 1.21%, 01/25/2037(3)	160,929
		GSAA Home Equity Trust
	1,027,077	1.04%, 12/25/2046(3)	737,402
	843,588	1.06%, 12/25/2046(3)	475,531
	1,791,909	1.07%, 02/25/2037(3)	946,199
	1,130,704	1.08%, 12/25/2036(3)	562,675
	5,788,185	1.09%, 03/25/2037(3)	3,196,925
	2,296,040	1.15%, 06/25/2036(3)	1,132,049
	2,231,682	1.17%, 11/25/2036(3)	1,158,532
	678,355	1.22%, 04/25/2047(3)	444,761
	4,868,464	1.23%, 11/25/2036(3)	2,923,826
	292,332	1.29%, 03/25/2036(3)	205,135
	971,092	1.31%, 04/25/2047(3)	655,791
	1,324,490	5.99%, 06/25/2036(3)	679,170
	4,317,701	6.00%, 11/25/2036(4)	2,576,347
	555,849	6.30%, 06/25/2036(4)	284,898
	1,703,687	Mastr Asset Backed Securities Trust 1.16%, 06/25/2036(3)	1,400,491
	3,420,000	Morgan Stanley Asset Backed Securities Capital I, Inc. Trust 2.24%, 07/25/2037(3)	2,540,313
	1,407,495	Morgan Stanley Mortgage Loan Trust 1.16%, 11/25/2036(3)	586,169
		Renaissance Home Equity Loan Trust
	2,486,148	5.91%, 04/25/2037(4)	1,312,240
	1,264,833	6.12%, 11/25/2036(4)	796,383
	1,995,000	Soundview Home Loan Trust 1.24%, 11/25/2036(3)	1,581,940

			24,357,706

		Commercial Mortgage - Backed Securities - 0.1%
		Commercial Mortgage Pass-Through Certificates
	270,000	4.75%, 10/15/2045(3)(5)	168,666
	1,130,000	4.93%, 10/15/2045(3)(5)	991,145
		Commercial Mortgage Trust
	815,000	4.40%, 07/10/2045(3)(5)	731,243
	380,000	4.48%, 12/10/2045(3)(5)	344,422
	2,070,000	4.73%, 10/15/2045(3)(5)	1,431,218
		GS Mortgage Securities Trust
	855,000	5.01%, 11/10/2045(3)(5)	827,512
	1,000,000	5.02%, 04/10/2047(3)(5)	768,410
		JP Morgan Chase Commercial Mortgage Securities Trust
	500,000	2.73%, 10/15/2045(3)(5)	203,225
	850,000	5.59%, 08/15/2046(3)(5)	858,108
	960,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.50%, 08/15/2045(5)	661,981

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.5% - (continued)
		Commercial Mortgage - Backed Securities - 0.1% - (continued)
$	1,085,599	WF-RBS Commercial Mortgage Trust 3.02%, 11/15/2047(5)	$440,859

			7,426,789

		Whole Loan Collateral CMO - 1.1%
		Adjustable Rate Mortgage Trust
	713,251	1.49%, 01/25/2036(3)	663,844
	690,660	1.51%, 01/25/2036(3)	642,521
	529,907	1.53%, 11/25/2035(3)	491,301
	2,489,256	4.29%, 11/25/2037(3)(5)	2,304,144
		Alternative Loan Trust
	3,053,384	1.26%, 01/25/2036(3)	2,725,528
	185,877	1.31%, 11/25/2035(3)	156,760
	1,096,368	1.39%, 10/25/2036(3)	675,877
	1,731,469	1.44%, 04/25/2035(3)	1,448,128
	5,507,208	2.01%, 08/25/2035(3)	4,854,413
	730,190	5.50%, 12/25/2035	627,389
	838,790	5.75%, 05/25/2036	638,934
	186,617	6.00%, 05/25/2036	148,564
	909,760	6.00%, 12/25/2036	642,248
		American Home Mortgage Assets Trust
	686,152	1.18%, 09/25/2046(3)	564,230
	262,667	1.60%, 10/25/2046(3)	202,743
		Banc of America Funding Trust
	1,336,539	1.22%, 02/20/2047(3)	1,256,085
	724,779	1.29%, 05/20/2047(3)	632,884
	2,294,945	3.69%, 04/20/2036(3)	1,927,973
	791,951	5.77%, 05/25/2037(3)	732,633
	161,695	5.85%, 01/25/2037(4)	141,361
	393,495	BCAP LLC Trust 1.16%, 01/25/2037(3)	340,904
		Bear Stearns Adjustable Rate Mortgage Trust
	767,408	2.83%, 10/25/2035(3)	736,738
	475,036	3.23%, 02/25/2036(3)	405,633
	344,115	4.47%, 06/25/2047(3)	327,315
		Bear Stearns Alt-A Trust
	1,648,107	1.31%, 08/25/2036(3)	1,454,102
	1,191,838	1.47%, 02/25/2036(3)	1,073,833
	1,634,967	Bear Stearns Mortgage Funding Trust 1.17%, 10/25/2036(3)	1,415,191
	585,000	Chase Mortgage Finance Trust 5.50%, 11/25/2035	555,548
		CHL Mortgage Pass-Through Trust
	1,681,163	1.67%, 03/25/2035(3)	1,512,116
	2,925,894	3.01%, 11/20/2035(3)	2,464,681
	523,109	3.15%, 09/25/2047(3)	482,415
	2,437,479	3.17%, 06/20/2035(3)	2,285,731
	679,989	3.25%, 03/20/2036(3)	601,019
	479,363	3.56%, 04/25/2037(3)	456,277
	230,112	3.56%, 04/20/2036(3)	168,247
	399,475	Citigroup Mortgage Loan Trust 3.32%, 07/25/2036(3)	251,638
	386,015	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	355,786
	450,607	Deutsche Alt-A Securities Mortgage Loan Trust 1.14%, 03/25/2037(3)	379,115

The accompanying notes are an integral part of these financial statements.

45

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.5% - (continued)
		Whole Loan Collateral CMO - 1.1% - (continued)
$	2,156,485	Deutsche Mortgage Sec, Inc. Mortgage Loan Trust 5.66%, 12/25/2033(4)	$2,172,418
	3,169,369	DSLA Mortgage Loan Trust 1.56%, 03/19/2046(3)	2,837,898
	196,745	GMAC Mortgage Corp. Loan Trust 3.81%, 04/19/2036(3)	176,153
	2,193,252	GreenPoint Mortgage Funding Trust 2.04%, 10/25/2045(3)	1,708,026
		GSR Mortgage Loan Trust
	5,507,440	1.29%, 01/25/2037(3)	3,498,013
	772,615	3.30%, 10/25/2035(3)	648,164
	1,667,618	3.50%, 01/25/2036(3)	1,548,105
		HarborView Mortgage Loan Trust
	1,075,770	1.18%, 01/19/2038(3)	976,326
	2,415,553	1.23%, 12/19/2036(3)	1,984,881
	338,428	1.32%, 09/19/2035(3)	286,669
	396,764	1.69%, 01/19/2035(3)	273,625
	4,031,038	1.99%, 10/25/2037(3)	2,910,135
	3,162,292	IndyMac IMSC Mortgage Loan Trust 1.14%, 03/25/2047(3)	2,012,517
		IndyMac INDA Mortgage Loan Trust
	395,694	3.31%, 09/25/2036(3)	310,072
	730,773	3.49%, 12/25/2036(3)	674,026
		IndyMac Index Mortgage Loan Trust
	809,731	1.18%, 04/25/2037(3)	600,700
	293,127	1.19%, 10/25/2036(3)	247,500
	327,437	1.23%, 07/25/2035(3)	288,919
	537,675	1.27%, 07/25/2035(3)	451,379
	193,534	1.28%, 01/25/2036(3)	142,556
	772,060	1.39%, 07/25/2046(3)	476,666
	372,540	3.21%, 08/25/2035(3)	298,631
	205,391	3.21%, 01/25/2036(3)	192,917
	1,701,202	3.23%, 03/25/2036(3)	1,513,593
	2,503,435	3.33%, 04/25/2037(3)	1,588,083
	3,120,555	3.34%, 07/25/2037(3)	2,091,859
	424,987	3.38%, 02/25/2036(3)	365,124
		JP Morgan Mortgage Trust
	231,673	3.36%, 04/25/2037(3)	205,930
	2,917,925	3.57%, 05/25/2036(3)	2,683,654
		Lehman XS Trust
	750,535	1.18%, 11/25/2046(3)	644,784
	246,504	1.20%, 07/25/2046(3)	219,389
	935,791	1.23%, 06/25/2047(3)	766,342
	387,467	1.84%, 09/25/2047(3)	356,848
	707,648	Luminent Mortgage Trust 1.19%, 10/25/2046(3)	631,699
	609,031	MASTR Adjustable Rate Mortgages Trust 3.05%, 11/21/2034(3)	621,529
	250,873	Merrill Lynch Mortgage Investors Trust 3.26%, 07/25/2035(3)	205,198
	1,070,506	Morgan Stanley Mortgage Loan Trust 3.42%, 05/25/2036(3)	762,734
	886,749	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.60%, 06/25/2036(3)	723,148
	687,287	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	646,849

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.5% - (continued)
		Whole Loan Collateral CMO - 1.1% - (continued)
		Residential Accredit Loans, Inc.
$	2,283,231	1.18%, 05/25/2046(3)	$2,177,588
	2,365,939	1.29%, 04/25/2036(3)	1,894,606
	2,152,201	1.98%, 11/25/2037(3)	1,705,106
	1,553,800	6.00%, 12/25/2035	1,435,687
		Residential Asset Securitization Trust
	1,241,770	1.44%, 03/25/2035(3)	1,074,977
	1,853,909	5.50%, 06/25/2035	1,638,676
		Residential Funding Mortgage Securities, Inc.
	3,982,594	3.33%, 08/25/2035(3)	3,010,264
	235,938	3.98%, 04/25/2037(3)	214,266
	270,472	5.75%, 01/25/2036	211,834
	770,431	6.00%, 07/25/2037	709,799
	261,278	Sequoia Mortgage Trust 3.19%, 07/20/2037(3)	219,028
		Structured Adjustable Rate Mortgage Loan Trust
	1,001,867	1.18%, 07/25/2037(3)	864,266
	542,691	1.29%, 09/25/2034(3)	469,377
	2,096,907	Structured Asset Mortgage Investments II Trust 1.22%, 02/25/2036(3)	1,781,142
	751,796	Structured Asset Securities Corp. 5.75%, 06/25/2035	698,264
	2,462,973	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	1,889,803
		WaMu Mortgage Pass-Through Certificates Trust
	651,473	1.41%, 06/25/2044(3)	609,281
	3,311,936	1.46%, 12/25/2046(3)	2,806,843
	2,928,557	1.54%, 10/25/2046(3)	2,570,624
	1,336,220	1.64%, 07/25/2046(3)	1,196,014
	1,155,432	2.09%, 11/25/2046(3)	1,046,531
	2,113,554	2.43%, 01/25/2037(3)	1,775,213
	2,415,033	2.67%, 06/25/2037(3)	2,234,691
	2,437,984	2.68%, 06/25/2037(3)	2,191,616
		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
	652,930	1.15%, 02/25/2037(3)	491,743
	742,133	1.62%, 08/25/2046(3)	531,384
	5,616,621	7.00%, 02/25/2036	4,061,516
	831,856	Wells Fargo Alternative Loan Trust 3.18%, 12/28/2037(3)	762,998
		Wells Fargo Mortgage Backed Securities Trust
	631,987	3.02%, 09/25/2036(3)	619,971
	4,716,198	3.11%, 04/25/2036(3)	4,710,673

			121,090,689

		Whole Loan Collateral PAC - 0.0%
	474,305	Alternative Loan Trust 1.49%, 12/25/2035(3)	333,508

		Total Asset & Commercial Mortgage Backed Securities (cost $159,170,827)	$160,115,582

The accompanying notes are an integral part of these financial statements.

46

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3%
		Aerospace/Defense - 0.6%
$	4,085,000	BAE Systems Holdings, Inc. 3.80%, 10/07/2024(5)	$4,214,862
	4,220,000	BAE Systems plc 4.75%, 10/11/2021(5)	4,559,229
	6,750,000	Embraer Netherlands Finance B.V. 5.40%, 02/01/2027	7,020,000
	2,400,000	L-3 Communications, Inc. 3.85%, 12/15/2026	2,464,044
		Lockheed Martin Corp.
	16,120,000	3.55%, 01/15/2026	16,628,521
	1,025,000	3.80%, 03/01/2045	979,076
	1,025,000	4.50%, 05/15/2036	1,101,217
	2,710,000	4.70%, 05/15/2046	2,977,837
	480,000	4.85%, 09/15/2041	529,626
	15,590,000	Northrop Grumman Corp. 3.20%, 02/01/2027	15,608,194
	2,435,000	Raytheon Co. 4.70%, 12/15/2041	2,723,901
		United Technologies Corp.
	1,925,000	4.50%, 06/01/2042	2,081,922
	950,000	6.13%, 07/15/2038	1,230,330

			62,118,759

		Agriculture - 0.8%
		Altria Group, Inc.
	5,685,000	2.63%, 09/16/2026	5,433,922
	8,490,000	2.85%, 08/09/2022	8,578,152
	445,000	3.88%, 09/16/2046	419,162
	1,560,000	4.25%, 08/09/2042	1,563,699
	1,640,000	5.38%, 01/31/2044	1,908,804
	2,425,000	Cargill, Inc. 4.10%, 11/01/2042(5)	2,420,320
		Imperial Brands Finance plc
	5,525,000	2.05%, 02/11/2018(5)	5,533,796
	2,350,000	2.95%, 07/21/2020(5)	2,383,950
	9,400,000	3.50%, 02/11/2023(5)	9,591,525
	6,090,000	3.75%, 07/21/2022(5)	6,294,868
		Philip Morris International, Inc.
	17,000,000	2.00%, 02/21/2020	17,038,114
	1,230,000	4.13%, 03/04/2043	1,198,443
	7,065,000	4.25%, 11/10/2044	7,086,972
	4,680,000	4.50%, 03/20/2042	4,840,187
		Reynolds American, Inc.
	1,733,000	3.25%, 06/12/2020	1,785,848
	4,170,000	5.70%, 08/15/2035	4,772,561
	1,535,000	6.15%, 09/15/2043	1,865,611

			82,715,934

		Airlines - 0.2%
	4,053	Continental Airlines, Inc. 6.90%, 10/19/2023	4,215
	22,495,000	Delta Air Lines, Inc. 3.63%, 03/15/2022	23,096,042

			23,100,257

		Apparel - 0.0%
	1,940,000	NIKE, Inc. 3.63%, 05/01/2043	1,828,652

		Auto Manufacturers - 1.0%
	6,750,000	American Honda Finance Corp. 1.70%, 09/09/2021	6,581,351

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Auto Manufacturers - 1.0% - (continued)
$	14,500,000	Daimler Finance North America LLC 2.30%, 01/06/2020(5)	$14,538,585
		Ford Motor Co.
	5,110,000	4.75%, 01/15/2043	4,841,122
	10,885,000	5.29%, 12/08/2046	11,014,314
	2,000,000	7.45%, 07/16/2031	2,522,812
		Ford Motor Credit Co. LLC
	9,325,000	3.81%, 01/09/2024	9,418,856
	2,010,000	4.13%, 08/04/2025	2,037,479
	4,240,000	4.39%, 01/08/2026	4,367,658
		General Motors Co.
	4,220,000	5.20%, 04/01/2045	4,092,197
	5,215,000	6.25%, 10/02/2043	5,697,273
	1,440,000	6.60%, 04/01/2036	1,659,960
	1,615,000	6.75%, 04/01/2046	1,894,915
		General Motors Financial Co., Inc.
	14,310,000	3.20%, 07/06/2021	14,436,729
	8,245,000	3.70%, 05/09/2023	8,283,999
	6,620,000	4.00%, 10/06/2026	6,580,505
	8,790,000	4.35%, 01/17/2027	8,917,033

			106,884,788

		Auto Parts & Equipment - 0.0%
	1,795,000	Goodyear Tire & Rubber Co. 4.88%, 03/15/2027	1,795,000

		Beverages - 1.2%
		Anheuser-Busch InBev Finance, Inc.
	34,235,000	3.30%, 02/01/2023	35,171,259
	24,655,000	3.65%, 02/01/2026	25,124,209
	11,065,000	4.70%, 02/01/2036	11,870,034
	21,515,000	4.90%, 02/01/2046	23,504,126
		Anheuser-Busch InBev Worldwide, Inc.
	2,280,000	2.50%, 07/15/2022	2,272,731
	1,475,000	3.75%, 01/15/2022	1,552,821
	4,960,000	3.75%, 07/15/2042	4,614,735
	800,000	4.95%, 01/15/2042	866,482
	336,000	Central American Bottling Corp. 5.75%, 01/31/2027(5)	356,194
	16,500,000	Heineken N.V. 3.50%, 01/29/2028(5)	16,679,190
	1,355,000	Molson Coors Brewing Co. 5.00%, 05/01/2042	1,444,478
	1,060,000	PepsiCo, Inc. 3.45%, 10/06/2046	965,100

			124,421,359

		Biotechnology - 0.4%
		Amgen, Inc.
	6,475,000	1.25%, 05/22/2017	6,474,793
	5,035,000	3.63%, 05/22/2024	5,210,303
	2,000,000	4.56%, 06/15/2048	2,011,062
	4,855,000	4.66%, 06/15/2051	4,891,281
		Celgene Corp.
	5,000,000	2.88%, 08/15/2020	5,099,030
	2,945,000	3.63%, 05/15/2024	3,017,491
	3,365,000	4.63%, 05/15/2044	3,395,642
		Gilead Sciences, Inc.
	3,095,000	2.50%, 09/01/2023	3,023,481
	5,845,000	4.15%, 03/01/2047	5,520,620
	1,375,000	4.60%, 09/01/2035	1,427,319

The accompanying notes are an integral part of these financial statements.

47

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Biotechnology - 0.4% - (continued)
$	645,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(5)(6)	$664,350

			40,735,372

		Chemicals - 0.5%
	1,650,000	Agrium, Inc. 3.15%, 10/01/2022	1,668,439
		Air Liquide Finance S.A.
	5,250,000	1.75%, 09/27/2021(5)	5,107,074
	1,140,000	2.50%, 09/27/2026(5)	1,081,736
		Chemours Co.
	3,345,000	6.63%, 05/15/2023	3,579,150
	440,000	7.00%, 05/15/2025	483,450
	12,070,000	EI du Pont de Nemours & Co. 2.20%, 05/01/2020	12,088,817
	2,375,000	Hexion, Inc. 10.38%, 02/01/2022(5)	2,434,375
		Methanex Corp.
	6,945,000	4.25%, 12/01/2024	6,938,833
	2,625,000	5.65%, 12/01/2044	2,534,907
	2,900,000	Monsanto Co. 4.20%, 07/15/2034	2,877,986
		OCP S.A.
	2,990,000	4.50%, 10/22/2025(7)	2,973,639
	345,000	5.63%, 04/25/2024(7)	367,943
	727,000	6.88%, 04/25/2044(7)	786,977
	3,790,000	Platform Specialty Products Corp. 6.50%, 02/01/2022(5)	3,884,750
	950,000	Sherwin-Williams Co. 4.55%, 08/01/2045	963,127

			47,771,203

		Coal - 0.1%
	1,230,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	1,314,562
	4,380,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(5)	4,166,475
		Peabody Energy Corp.
	345,000	6.00%, 03/31/2022(5)	351,900
	370,000	6.38%, 03/31/2025(5)	375,550

			6,208,487

		Commercial Banks - 11.2%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	400,000	6.75%, 02/18/2020(3)(7)(8)	450,425
	1,600,000	8.88%, 04/14/2021(3)(7)(8)	1,979,936
		Bank of America Corp.
$	8,775,000	2.15%, 11/09/2020	8,714,725
	9,905,000	2.15%, 04/24/2023(3)	9,919,560
	23,260,000	2.50%, 10/21/2022	22,823,247
	5,810,000	2.63%, 04/19/2021	5,815,938
	7,500,000	3.12%, 01/20/2023(3)	7,578,300
	7,000,000	3.25%, 10/21/2027	6,711,096
	9,280,000	3.71%, 04/24/2028(3)	9,292,769
	5,450,000	3.82%, 01/20/2028(3)	5,490,357
	1,505,000	3.88%, 08/01/2025	1,542,022
	12,380,000	4.00%, 01/22/2025	12,491,383
	4,260,000	4.10%, 07/24/2023	4,478,308
	3,180,000	4.18%, 11/25/2027	3,212,331
	2,635,000	4.20%, 08/26/2024	2,712,943
	4,000,000	4.44%, 01/20/2048(3)	4,073,392

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Commercial Banks - 11.2% - (continued)
$	1,760,000	5.00%, 01/21/2044	$1,930,938
	3,675,000	5.63%, 07/01/2020	4,036,227
	2,496,000	5.70%, 05/02/2017	2,496,000
	4,960,000	6.00%, 09/01/2017	5,031,057
	4,515,000	6.88%, 04/25/2018	4,737,409
	3,970,000	7.63%, 06/01/2019	4,411,897
	9,525,000	7.75%, 05/14/2038	13,153,301
	7,815,000	Bank of Montreal 2.10%, 12/12/2019	7,853,067
		Bank of New York Mellon Corp.
	15,645,000	2.20%, 08/16/2023	15,138,008
	8,855,000	2.22%, 10/30/2023(3)	9,037,475
	3,190,000	2.60%, 08/17/2020	3,243,212
	7,020,000	2.60%, 02/07/2022	7,065,665
		Barclays plc
	535,000	3.65%, 03/16/2025	525,989
	13,080,000	3.68%, 01/10/2023	13,307,213
	2,025,000	7.88%, 03/15/2022(3)(7)(8)	2,171,813
EUR	375,000	8.00%, 12/15/2020(3)(8)	450,868
$	1,090,000	8.25%, 12/15/2018(3)(8)	1,159,488
	1,325,000	BBVA Bancomer S.A. 6.75%, 09/30/2022(7)	1,498,310
		BNP Paribas S.A.
	11,455,000	3.80%, 01/10/2024(5)	11,603,617
	1,555,000	7.63%, 03/30/2021(3)(5)(8)	1,689,197
		Capital One Financial Corp.
	5,385,000	3.05%, 03/09/2022	5,399,680
	24,175,000	3.75%, 07/28/2026	23,328,923
	5,150,000	4.20%, 10/29/2025	5,186,071
	10,305,000	Capital One NA 2.35%, 01/31/2020	10,317,108
		Citigroup, Inc.
	7,565,000	2.05%, 06/07/2019	7,547,744
	9,875,000	2.40%, 02/18/2020	9,926,222
	19,470,000	2.45%, 01/10/2020	19,588,533
	6,275,000	2.50%, 09/26/2018	6,326,198
	5,000,000	2.55%, 04/08/2019	5,047,910
	10,150,000	2.65%, 10/26/2020	10,235,737
	5,130,000	2.70%, 03/30/2021	5,161,334
	6,130,000	2.90%, 12/08/2021	6,163,549
	8,945,000	3.20%, 10/21/2026	8,644,573
	5,245,000	3.89%, 01/10/2028(3)	5,322,028
	8,780,000	4.13%, 07/25/2028	8,774,969
	7,450,000	4.30%, 11/20/2026	7,582,305
	8,145,000	4.45%, 09/29/2027	8,333,312
	3,090,000	4.60%, 03/09/2026	3,205,541
	4,894,000	4.65%, 07/30/2045	5,102,470
	4,795,000	5.50%, 09/13/2025	5,296,806
	4,500,000	Citizens Bank NA 2.55%, 05/13/2021	4,501,098
		Cooperatieve Rabobank UA
	6,375,000	3.75%, 07/21/2026	6,325,658
	3,835,000	5.75%, 12/01/2043	4,545,204
		Credit Agricole S.A.
	4,915,000	4.13%, 01/10/2027(5)	4,992,062
	890,000	7.88%, 01/23/2024(3)(5)(8)	952,140
	1,030,000	8.13%, 12/23/2025(3)(5)(8)	1,136,729
	3,685,000	Credit Suisse AG 5.40%, 01/14/2020	3,959,315
		Credit Suisse Group AG
	14,435,000	4.28%, 01/09/2028(5)	14,662,452

The accompanying notes are an integral part of these financial statements.

48

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Commercial Banks - 11.2% - (continued)
$	2,775,000	6.25%, 12/18/2024(3)(7)(8)	$2,892,716
		Credit Suisse Group Funding Guernsey Ltd.
	5,650,000	3.13%, 12/10/2020	5,728,665
	10,410,000	3.80%, 09/15/2022	10,713,889
	1,615,000	Development Bank of Kazakhstan JSC 4.13%, 12/10/2022(7)	1,605,229
	6,520,000	Discover Bank 4.20%, 08/08/2023	6,853,661
	2,780,000	Fifth Third Bancorp 4.30%, 01/16/2024	2,926,784
		Goldman Sachs Group, Inc.
	17,775,000	2.30%, 12/13/2019	17,812,221
	18,720,000	2.35%, 11/15/2021	18,449,421
	3,940,000	2.60%, 04/23/2020	3,971,098
	28,910,000	2.60%, 12/27/2020	29,016,620
	6,425,000	2.65%, 11/29/2023(3)	6,643,771
	6,190,000	2.75%, 09/15/2020	6,253,249
	2,655,000	3.00%, 04/26/2022	2,676,113
	6,345,000	3.50%, 01/23/2025	6,373,077
	9,820,000	3.50%, 11/16/2026	9,698,752
	6,800,000	3.85%, 01/26/2027	6,910,112
	3,315,000	4.00%, 03/03/2024	3,457,661
	3,750,000	4.75%, 10/21/2045	3,992,970
	2,625,000	4.80%, 07/08/2044	2,817,930
	3,830,000	5.15%, 05/22/2045	4,046,161
	4,200,000	5.38%, 03/15/2020	4,547,189
	4,740,000	5.75%, 01/24/2022	5,347,749
	4,550,000	6.15%, 04/01/2018	4,730,539
	3,149,000	6.25%, 02/01/2041	3,973,304
	3,470,000	6.45%, 05/01/2036	4,170,975
	7,545,000	6.75%, 10/01/2037	9,408,140
	2,921,000	7.50%, 02/15/2019	3,198,077
		HSBC Holdings plc
	5,300,000	2.65%, 01/05/2022	5,275,032
	6,235,000	3.26%, 03/13/2023(3)	6,309,184
	15,055,000	3.60%, 05/25/2023	15,471,722
	4,550,000	3.90%, 05/25/2026	4,671,576
	7,655,000	4.25%, 03/14/2024	7,854,635
	6,360,000	4.25%, 08/18/2025	6,498,152
	4,755,000	4.30%, 03/08/2026	5,022,307
	5,770,000	4.38%, 11/23/2026	5,911,907
	3,665,000	5.10%, 04/05/2021	4,001,286
	1,000,000	6.50%, 09/15/2037	1,243,118
	4,440,000	6.80%, 06/01/2038	5,704,938
	780,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(3)(5)(8)	769,275
		JP Morgan Chase & Co.
	10,760,000	2.30%, 08/15/2021	10,691,028
	8,000,000	2.38%, 10/24/2023(3)	8,138,408
	5,340,000	2.40%, 06/07/2021	5,329,315
	18,005,000	2.70%, 05/18/2023	17,742,271
	3,705,000	2.95%, 10/01/2026	3,559,371
	2,270,000	3.25%, 09/23/2022	2,325,763
	19,950,000	3.30%, 04/01/2026	19,713,672
	5,275,000	4.25%, 10/01/2027	5,469,104
	5,300,000	4.35%, 08/15/2021	5,685,835
	1,970,000	5.63%, 08/16/2043	2,266,918
	8,045,000	JP Morgan Chase Bank NA 1.45%, 09/21/2018	8,031,372

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Commercial Banks - 11.2% - (continued)
		JPMorgan Chase & Co.
$	22,475,000	2.97%, 01/15/2023	$22,590,701
	7,850,000	3.78%, 02/01/2028(3)	7,983,701
	14,055,000	4.26%, 02/22/2048(3)	14,119,878
	7,750,000	KeyBank NA 2.50%, 11/22/2021	7,743,102
		KeyCorp
	5,000,000	2.30%, 12/13/2018	5,026,255
	8,680,000	2.90%, 09/15/2020	8,836,127
		Morgan Stanley
	3,490,000	1.84%, 02/14/2020(3)	3,499,507
	5,735,000	2.13%, 04/25/2018	5,758,680
	7,450,000	2.50%, 01/24/2019	7,529,193
	10,505,000	2.50%, 04/21/2021	10,469,441
	7,125,000	2.55%, 10/24/2023(3)	7,236,677
	13,795,000	2.63%, 11/17/2021	13,759,230
	8,000,000	2.65%, 01/27/2020	8,105,072
	8,790,000	3.13%, 07/27/2026	8,481,374
	8,040,000	3.63%, 01/20/2027	8,061,893
	9,230,000	3.70%, 10/23/2024	9,454,289
	6,320,000	3.95%, 04/23/2027	6,338,897
	9,690,000	4.00%, 07/23/2025	10,042,193
	2,590,000	4.35%, 09/08/2026	2,678,588
	15,480,000	4.38%, 01/22/2047	15,661,410
	2,460,000	6.63%, 04/01/2018	2,568,137
	2,600,000	7.30%, 05/13/2019	2,867,004
	7,465,000	PNC Bank NA 2.70%, 11/01/2022	7,448,390
	4,310,000	PNC Financial Services Group, Inc. 3.90%, 04/29/2024	4,498,998
		Royal Bank of Scotland Group plc
	1,260,000	6.99%, 10/05/2017(3)(5)(8)	1,423,800
	1,400,000	7.64%, 09/30/2017(3)(8)	1,309,000
	645,000	8.63%, 08/15/2021(3)(8)	696,278
		Santander Holdings USA, Inc.
	4,900,000	2.65%, 04/17/2020	4,887,877
	6,070,000	2.70%, 05/24/2019	6,092,089
	10,000,000	3.70%, 03/28/2022(5)	10,061,940
	5,120,000	4.50%, 07/17/2025	5,227,238
		Santander UK Group Holdings plc
	8,700,000	3.57%, 01/10/2023	8,786,426
	2,569,000	5.63%, 09/15/2045(5)	2,648,611
	1,055,000	Societe Generale S.A. 8.25%, 11/29/2018(3)(7)(8)	1,119,060
		State Street Corp.
	1,445,000	3.10%, 05/15/2023	1,464,730
	3,340,000	3.70%, 11/20/2023	3,522,264
	11,800,000	SunTrust Banks, Inc. 2.70%, 01/27/2022	11,822,054
	12,500,000	Toronto-Dominion Bank 2.50%, 01/18/2023(5)	12,585,262
	26,500,000	UBS Group Funding Jersey Ltd. 2.65%, 02/01/2022(5)	26,121,076
	1,800,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(7)	1,962,000
	2,850,000	Wachovia Corp. 5.50%, 08/01/2035	3,234,972
		Wells Fargo & Co.
	20,560,000	1.50%, 01/16/2018	20,551,365
	17,500,000	2.10%, 07/26/2021	17,254,562
	7,100,000	2.40%, 10/31/2023(3)	7,215,524

The accompanying notes are an integral part of these financial statements.

49

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Commercial Banks - 11.2% - (continued)
$	5,855,000	3.00%, 04/22/2026	$5,663,828
	12,285,000	3.00%, 10/23/2026	11,845,774
	11,735,000	3.07%, 01/24/2023	11,869,460
	9,965,000	3.45%, 02/13/2023	10,144,898
	4,080,000	4.13%, 08/15/2023	4,303,111
	5,000,000	4.40%, 06/14/2046	4,882,240
	3,690,000	4.65%, 11/04/2044	3,727,343
	9,105,000	4.75%, 12/07/2046	9,386,709
	2,986,000	4.90%, 11/17/2045	3,136,160
	1,475,000	5.38%, 11/02/2043	1,634,781
	7,023,000	5.61%, 01/15/2044	8,049,749
	5,480,000	Wells Fargo Bank NA 2.15%, 12/06/2019	5,503,685

			1,200,188,019

		Commercial Services - 0.3%
		APX Group, Inc.
	1,575,000	7.88%, 12/01/2022	1,716,750
	2,020,000	7.88%, 12/01/2022(5)	2,201,800
		ERAC USA Finance LLC
	1,370,000	3.30%, 10/15/2022(5)	1,388,099
	6,280,000	3.85%, 11/15/2024(5)	6,439,330
	1,000,000	4.20%, 11/01/2046(5)	914,347
	2,735,000	5.63%, 03/15/2042(5)	3,008,749
	2,845,000	GW Honos Security Corp. 8.75%, 05/15/2025(9)	2,901,900
		Herc Rentals, Inc.
	1,503,000	7.50%, 06/01/2022(5)	1,634,512
	1,376,000	7.75%, 06/01/2024(5)	1,501,560
		Hertz Corp.
	1,465,000	5.50%, 10/15/2024(5)	1,263,563
	1,290,000	5.88%, 10/15/2020	1,202,925
	1,830,000	6.25%, 10/15/2022	1,688,175
	6,230,000	Moody’s Corp. 2.75%, 12/15/2021	6,251,064
	2,065,000	Service Corp. International 5.38%, 01/15/2022	2,129,531

			34,242,305

		Construction Materials - 0.1%
	2,070,000	Cemex Finance LLC 6.00%, 04/01/2024(5)	2,189,025
		Cemex S.A.B. de C.V.
	2,115,000	5.70%, 01/11/2025(5)	2,210,175
	460,000	6.13%, 05/05/2025(5)	493,907
	800,000	7.75%, 04/16/2026(5)	912,000
	2,200,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	2,299,000
		Standard Industries, Inc.
	190,000	5.13%, 02/15/2021(5)	198,788
	3,755,000	5.38%, 11/15/2024(5)	3,914,587

			12,217,482

		Diversified Financial Services - 1.5%
	9,535,000	AIG Global Funding 2.70%, 12/15/2021(5)	9,514,042
	5,127,000	American Express Co. 2.65%, 12/02/2022	5,115,418
		American Express Credit Corp.
	11,000,000	1.88%, 05/03/2019	10,994,104
	10,125,000	2.20%, 03/03/2020	10,178,662
	8,010,000	2.70%, 03/03/2022	8,063,739

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Diversified Financial Services - 1.5% - (continued)
$	6,700,000	BlackRock, Inc. 3.20%, 03/15/2027	$6,794,879
	3,560,000	CBOE Holdings, Inc. 3.65%, 01/12/2027	3,594,333
	1,115,000	FBM Finance, Inc. 8.25%, 08/15/2021(5)	1,204,200
	2,230,000	FMR LLC 4.95%, 02/01/2033(5)	2,438,837
	13,589,000	GE Capital International Funding Co. 4.42%, 11/15/2035	14,527,986
		General Electric Co.
	1,210,000	5.88%, 01/14/2038	1,545,112
	1,297,000	6.75%, 03/15/2032	1,775,584
	1,469,000	6.88%, 01/10/2039	2,095,742
	1,245,000	Hexion, Inc. 13.75%, 02/01/2022(5)	1,223,213
	399,000	MassMutual Global Funding II 2.10%, 08/02/2018(5)	401,637
	13,555,000	Nasdaq, Inc. 3.85%, 06/30/2026	13,670,353
	6,625,000	National Rural Utilities Cooperative Finance Corp. 3.25%, 11/01/2025	6,724,958
		Nationstar Mortgage LLC / Nationstar Capital Corp.
	1,765,000	6.50%, 08/01/2018	1,782,650
	3,660,000	6.50%, 07/01/2021	3,714,900
		Navient Corp.
	1,732,000	5.50%, 01/25/2023	1,713,554
	365,000	5.63%, 08/01/2033	292,000
	2,351,000	5.88%, 10/25/2024	2,286,347
	4,125,000	6.13%, 03/25/2024	4,083,750
	2,485,000	6.50%, 06/15/2022	2,568,869
	420,000	OneMain Financial Holdings LLC 6.75%, 12/15/2019(5)	441,525
		Springleaf Finance Corp.
	830,000	5.25%, 12/15/2019	842,624
	1,080,000	7.75%, 10/01/2021	1,157,625
	2,815,000	8.25%, 12/15/2020	3,084,395
		Synchrony Financial
	2,400,000	2.70%, 02/03/2020	2,415,346
	3,810,000	3.00%, 08/15/2019	3,866,872
	5,610,000	3.70%, 08/04/2026	5,392,158
	5,410,000	3.75%, 08/15/2021	5,597,700
	8,660,000	4.50%, 07/23/2025	8,944,975
	1,330,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(5)(9)	1,366,575
		Visa, Inc.
	3,905,000	3.15%, 12/14/2025	3,969,671
	2,500,000	4.15%, 12/14/2035	2,646,810
	3,635,000	4.30%, 12/14/2045	3,890,457

			159,921,602

		Electric - 2.6%
		Abu Dhabi National Energy Co. PJSC
	785,000	3.63%, 01/12/2023(7)	792,808
	527,000	5.88%, 12/13/2021(7)	588,975
	2,565,000	AEP Transmission Co. LLC 3.10%, 12/01/2026(5)	2,561,450

The accompanying notes are an integral part of these financial statements.

50

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Electric - 2.6% - (continued)
$	13,090,000	Alabama Power Co. 2.45%, 03/30/2022	$13,066,098
	5,210,000	Baltimore Gas & Electric Co. 3.50%, 11/15/2021	5,444,002
	500,000	Berkshire Hathaway Energy Co. 5.95%, 05/15/2037	619,278
		Centrais Electricas Brasileiras S.A.
	1,355,000	5.75%, 10/27/2021(7)	1,387,520
	150,000	6.88%, 07/30/2019(7)	159,000
	4,840,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	4,822,760
	465,000	Comision Federal de Electricidad 4.75%, 02/23/2027(5)	469,069
		Commonwealth Edison Co.
	605,000	3.65%, 06/15/2046	573,375
	620,000	4.35%, 11/15/2045	653,442
		Consolidated Edison Co. of New York, Inc.
	1,400,000	4.20%, 03/15/2042	1,432,598
	3,930,000	4.30%, 12/01/2056	3,997,588
	1,195,000	4.50%, 12/01/2045	1,284,584
	2,135,000	4.63%, 12/01/2054	2,289,143
		Dominion Resources, Inc.
	1,160,000	1.90%, 06/15/2018	1,160,391
	3,140,000	2.85%, 08/15/2026	2,972,173
	11,710,000	3.90%, 10/01/2025	12,056,323
	3,545,000	4.70%, 12/01/2044	3,682,493
	3,390,000	7.00%, 06/15/2038	4,395,528
	4,150,000	DTE Energy Co. 3.80%, 03/15/2027	4,240,499
		Duke Energy Carolinas LLC
	3,225,000	2.50%, 03/15/2023	3,212,487
	9,845,000	2.95%, 12/01/2026	9,785,605
	3,270,000	3.75%, 06/01/2045	3,172,789
	3,305,000	3.88%, 03/15/2046	3,264,745
	3,000,000	5.30%, 02/15/2040	3,598,308
		Duke Energy Corp.
	2,940,000	2.65%, 09/01/2026	2,777,891
	2,935,000	3.75%, 04/15/2024	3,052,291
	705,000	3.75%, 09/01/2046	645,773
	3,000,000	3.95%, 10/15/2023	3,168,489
		Duke Energy Progress LLC
	2,060,000	4.10%, 05/15/2042	2,096,588
	1,940,000	4.15%, 12/01/2044	1,998,004
	4,345,000	4.20%, 08/15/2045	4,480,660
	2,730,000	4.38%, 03/30/2044	2,892,195
	2,700,000	Dynegy, Inc. 8.00%, 01/15/2025(5)	2,477,250
	5,410,000	Electricite de France S.A. 4.95%, 10/13/2045(5)	5,539,748
		Emera U.S. Finance L.P.
	1,580,000	2.70%, 06/15/2021	1,581,082
	3,460,000	4.75%, 06/15/2046	3,508,987
	3,935,000	Entergy Corp. 2.95%, 09/01/2026	3,769,439
	2,775,000	Eversource Energy 2.80%, 05/01/2023	2,761,033
		Exelon Corp.
	1,190,000	2.45%, 04/15/2021	1,183,134
	2,105,000	3.40%, 04/15/2026	2,091,515

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Electric - 2.6% - (continued)
$	9,580,000	FirstEnergy Corp. 7.38%, 11/15/2031	$12,608,075
	2,305,000	FirstEnergy Transmission LLC 5.45%, 07/15/2044(5)	2,554,212
		Fortis, Inc.
	4,960,000	2.10%, 10/04/2021(5)	4,827,667
	7,060,000	3.06%, 10/04/2026(5)	6,684,161
	100,000	GenOn Americas Generation LLC 9.13%, 05/01/2031	89,750
	1,190,000	GenOn Energy, Inc. 7.88%, 06/15/2017	818,125
		Georgia Power Co.
	4,570,000	2.40%, 04/01/2021	4,552,054
	5,415,000	3.25%, 03/30/2027	5,369,314
	6,410,000	4.30%, 03/15/2042	6,391,937
		Great Plains Energy, Inc.
	7,740,000	2.50%, 03/09/2020	7,830,171
	2,180,000	3.90%, 04/01/2027	2,202,205
	6,355,000	ITC Holdings Corp. 3.25%, 06/30/2026	6,226,057
		MidAmerican Energy Co.
	4,910,000	3.50%, 10/15/2024	5,143,883
	2,598,000	4.40%, 10/15/2044	2,786,880
	3,450,000	NiSource Finance Corp. 4.80%, 02/15/2044	3,649,307
		Oncor Electric Delivery Co. LLC
	5,666,000	2.95%, 04/01/2025	5,651,529
	3,915,000	4.10%, 06/01/2022	4,173,249
	115,000	4.55%, 12/01/2041	123,362
	591,000	5.25%, 09/30/2040	692,414
		Pacific Gas & Electric Co.
	6,000,000	3.50%, 06/15/2025	6,188,202
	2,525,000	4.30%, 03/15/2045	2,632,022
	2,400,000	6.05%, 03/01/2034	3,015,622
	3,500,000	PacifiCorp 4.10%, 02/01/2042	3,547,397
	2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	2,793,817
		Progress Energy, Inc.
	1,750,000	7.00%, 10/30/2031	2,328,316
	3,051,000	7.05%, 03/15/2019	3,325,547
	540,000	7.75%, 03/01/2031	758,105
	1,930,000	Public Service Co. of Colorado 3.60%, 09/15/2042	1,836,119
	4,770,000	San Diego Gas & Electric Co. 3.60%, 09/01/2023	5,036,772
	5,000,000	SCANA Corp. 4.13%, 02/01/2022	5,049,915
	5,745,000	South Carolina Electric & Gas Co. 4.10%, 06/15/2046	5,389,683
	1,010,000	Southern California Edison Co. 6.05%, 03/15/2039	1,302,491
		Southern Co.
	5,000,000	1.85%, 07/01/2019	4,974,160
	4,055,000	2.95%, 07/01/2023	4,035,110
	4,010,000	3.25%, 07/01/2026	3,903,041
	3,130,000	4.40%, 07/01/2046	3,113,862
	1,615,000	Southern Power Co. 5.25%, 07/15/2043	1,684,532

The accompanying notes are an integral part of these financial statements.

51

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Electric - 2.6% - (continued)
$	1,750,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(1)(2)(10)	$—

			278,996,175

		Electrical Components & Equipment - 0.0%
	1,375,000	General Cable Corp. 5.75%, 10/01/2022	1,361,250

		Electronics - 0.1%
	7,690,000	Fortive Corp. 2.35%, 06/15/2021(5)	7,611,470

		Engineering & Construction - 0.1%
	11,750,000	SBA Tower Trust 3.17%, 04/15/2047(5)	11,793,945

		Entertainment - 0.1%
	690,000	Eagle II Acquisition Co. LLC 6.00%, 04/01/2025(5)	713,288
	2,430,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(5)	2,539,350
	2,775,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(5)	2,795,813
	3,015,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024(5)	3,112,987
	910,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(5)	919,855
	2,000,000	Scientific Games International, Inc. 6.63%, 05/15/2021	1,927,500
	550,000	WMG Acquisition Corp. 5.00%, 08/01/2023(5)	559,625

			12,568,418

		Environmental Control - 0.2%
		Clean Harbors, Inc.
	1,975,000	5.13%, 06/01/2021	2,022,716
	150,000	5.25%, 08/01/2020	153,000
		Republic Services, Inc.
	6,550,000	3.55%, 06/01/2022	6,833,510
	8,000,000	5.00%, 03/01/2020	8,625,496
	730,000	Tervita Escrow Corp. 7.63%, 12/01/2021(5)	750,075
	6,000,000	Waste Management, Inc. 3.50%, 05/15/2024	6,241,608

			24,626,405

		Food - 0.7%
		Danone S.A.
	5,785,000	1.69%, 10/30/2019(5)	5,714,764
	6,705,000	2.59%, 11/02/2023(5)	6,530,489
		JM Smucker Co.
	1,605,000	3.50%, 03/15/2025	1,640,000
	1,675,000	4.38%, 03/15/2045	1,695,221
		Kraft Heinz Foods Co.
	5,765,000	3.00%, 06/01/2026	5,492,817
	9,060,000	3.50%, 07/15/2022	9,346,658
	4,115,000	3.95%, 07/15/2025	4,225,031
	8,460,000	4.38%, 06/01/2046	8,049,157
	1,870,000	5.00%, 07/15/2035	1,971,678
	2,190,000	5.20%, 07/15/2045	2,314,933
	2,725,000	Kroger Co. 3.88%, 10/15/2046	2,468,362

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Food - 0.7% - (continued)
$	530,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(5)	$526,020
	11,000,000	Mondelez International Holdings Netherlands B.V. 1.63%, 10/28/2019(5)	10,838,817
		Post Holdings, Inc.
	3,910,000	5.00%, 08/15/2026(5)	3,890,450
	665,000	6.00%, 12/15/2022(5)	709,888
	3,376,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(5)	3,325,360
		Sysco Corp.
	3,140,000	3.30%, 07/15/2026	3,115,172
	960,000	4.50%, 04/01/2046	970,844
		TreeHouse Foods, Inc.
	3,520,000	4.88%, 03/15/2022	3,643,200
	605,000	6.00%, 02/15/2024(5)	644,325

			77,113,186

		Forest Products & Paper - 0.1%
	1,870,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/2027	1,900,294
		International Paper Co.
	9,650,000	3.65%, 06/15/2024	9,883,375
	1,680,000	4.40%, 08/15/2047	1,636,967

			13,420,636

		Gas - 0.1%
		Sempra Energy
	8,760,000	1.63%, 10/07/2019	8,690,270
	2,940,000	2.85%, 11/15/2020	2,984,782
	1,195,000	Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	1,152,922

			12,827,974

		Healthcare-Products - 0.4%
	4,330,000	Abbott Laboratories 2.80%, 09/15/2020	4,379,275
		Alere, Inc.
	4,578,000	6.38%, 07/01/2023(5)	4,984,297
	2,815,000	6.50%, 06/15/2020	2,878,338
	7,000,000	Boston Scientific Corp. 3.38%, 05/15/2022	7,185,794
	8,023,000	Medtronic, Inc. 4.38%, 03/15/2035	8,490,396
	3,090,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(5)	3,182,700
	1,495,000	Stryker Corp. 3.50%, 03/15/2026	1,522,646
		Thermo Fisher Scientific, Inc.
	4,485,000	2.95%, 09/19/2026	4,301,855
	4,055,000	3.00%, 04/15/2023	4,072,716

			40,998,017

		Healthcare-Services - 1.3%
		Aetna, Inc.
	9,949,000	1.70%, 06/07/2018	9,951,288
	8,555,000	2.80%, 06/15/2023	8,559,945
		Anthem, Inc.
	4,760,000	3.13%, 05/15/2022	4,841,905
	3,100,000	3.30%, 01/15/2023	3,150,843
	3,175,000	3.50%, 08/15/2024	3,218,317
	3,315,000	4.63%, 05/15/2042	3,379,401

The accompanying notes are an integral part of these financial statements.

52

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Healthcare-Services - 1.3% - (continued)
$	1,000,000	5.85%, 01/15/2036	$1,167,106
	2,330,000	6.38%, 06/15/2037	2,890,057
	4,305,000	Cigna Corp. 3.25%, 04/15/2025	4,295,667
		Community Health Systems, Inc.
	1,125,000	5.13%, 08/01/2021	1,115,156
	570,000	6.25%, 03/31/2023	579,975
	7,445,000	6.88%, 02/01/2022	6,160,737
	1,440,000	7.13%, 07/15/2020	1,292,400
	2,060,000	Coventry Health Care, Inc. 5.45%, 06/15/2021	2,284,954
		Envision Healthcare Corp.
	1,305,000	5.13%, 07/01/2022(5)	1,324,575
	2,760,000	5.63%, 07/15/2022	2,847,354
	3,335,000	HCA Holdings, Inc. 6.25%, 02/15/2021	3,618,475
		HCA, Inc.
	4,605,000	5.38%, 02/01/2025	4,794,956
	2,125,000	5.88%, 05/01/2023	2,312,425
	1,075,000	5.88%, 02/15/2026	1,142,188
	1,627,000	7.50%, 11/15/2095	1,602,595
		Humana, Inc.
	3,555,000	3.85%, 10/01/2024	3,681,647
	14,570,000	3.95%, 03/15/2027	15,024,759
	2,700,000	4.95%, 10/01/2044	2,880,968
	1,435,000	Laboratory Corp. of America Holdings 4.70%, 02/01/2045	1,422,200
	630,000	LifePoint Health, Inc. 5.88%, 12/01/2023	650,475
	540,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(5)	580,500
	6,610,000	Providence St Joseph Health Obligated Group 2.75%, 10/01/2026	6,325,182
		Tenet Healthcare Corp.
	345,000	4.75%, 06/01/2020	350,175
	6,135,000	5.00%, 03/01/2019(4)	6,146,534
	315,000	6.25%, 11/01/2018	330,164
	480,000	6.75%, 06/15/2023	458,400
	3,055,000	8.13%, 04/01/2022	3,100,825
		UnitedHealth Group, Inc.
	9,320,000	3.38%, 04/15/2027	9,479,586
	5,055,000	4.25%, 04/15/2047	5,217,225
	9,750,000	4.63%, 07/15/2035	10,703,618
	1,223,000	4.75%, 07/15/2045	1,362,857
	1,981,000	6.88%, 02/15/2038	2,729,743

			140,975,177

		Home Builders - 0.1%
		Beazer Homes USA, Inc.
	865,000	6.75%, 03/15/2025(5)	884,463
	1,950,000	8.75%, 03/15/2022	2,169,375
		KB Home
	1,450,000	7.00%, 12/15/2021	1,620,375
	1,095,000	7.50%, 09/15/2022	1,238,034
	1,586,000	8.00%, 03/15/2020	1,786,232
	2,720,000	Lennar Corp. 4.75%, 12/15/2017	2,743,800
	3,170,000	M/I Homes, Inc. 6.75%, 01/15/2021	3,320,575

			13,762,854

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Household Products - 0.1%
$	2,105,000	Avon International Operations, Inc. 7.88%, 08/15/2022(5)	$2,262,875
	3,455,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	3,368,625

			5,631,500

		Household Products/Wares - 0.1%
		S.C. Johnson & Son, Inc.
	2,520,000	4.00%, 05/15/2043(5)	2,491,282
	1,840,000	4.75%, 10/15/2046(5)	2,044,159

			4,535,441

		Housewares - 0.0%
	2,945,000	American Greetings Corp. 7.88%, 02/15/2025(5)	3,143,787

		Insurance - 1.0%
	1,905,000	ACE Capital Trust II 9.70%, 04/01/2030	2,847,975
		American International Group, Inc.
	4,725,000	3.88%, 01/15/2035	4,405,288
	5,000,000	3.90%, 04/01/2026	5,098,885
	6,050,000	4.38%, 01/15/2055	5,542,423
	2,005,000	4.50%, 07/16/2044	1,961,664
	2,680,000	4.70%, 07/10/2035	2,747,386
		Aon plc
	4,775,000	3.50%, 06/14/2024	4,821,566
	5,480,000	3.88%, 12/15/2025	5,632,207
	2,300,000	4.25%, 12/12/2042	2,139,685
	3,460,000	Berkshire Hathaway Finance Corp. 4.40%, 05/15/2042	3,671,676
	3,715,000	Berkshire Hathaway, Inc. 3.13%, 03/15/2026	3,746,774
		Genworth Holdings, Inc.
	205,000	4.80%, 02/15/2024	170,150
	1,370,000	4.90%, 08/15/2023	1,150,800
	770,000	7.20%, 02/15/2021	729,575
	430,000	7.63%, 09/24/2021	409,575
	255,000	7.70%, 06/15/2020	252,373
		Marsh & McLennan Cos., Inc.
	7,485,000	2.75%, 01/30/2022	7,560,711
	2,105,000	3.75%, 03/14/2026	2,180,976
	3,900,000	4.05%, 10/15/2023	4,153,785
	1,535,000	4.35%, 01/30/2047	1,585,532
	1,008,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(5)	1,636,452
	13,334,000	MassMutual Global Funding II 2.50%, 04/13/2022(5)	13,348,841
	2,010,000	MetLife, Inc. 4.60%, 05/13/2046	2,159,705
	13,040,000	Metropolitan Life Global Funding I 1.75%, 12/19/2018(5)	13,028,094
	700,000	MGIC Investment Corp. 5.75%, 08/15/2023	750,750
	4,940,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(5)	7,993,508
	3,000,000	Teachers Insurance & Annuity Association of America 6.85%, 12/16/2039(5)	4,092,684
	2,310,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(5)	2,350,425

			106,169,465

The accompanying notes are an integral part of these financial statements.

53

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Internet - 0.2%
		Amazon.com, Inc.
$	2,940,000	4.80%, 12/05/2034	$3,291,018
	5,535,000	4.95%, 12/05/2044	6,350,173
	4,990,000	Netflix, Inc. 5.88%, 02/15/2025	5,414,150
		Zayo Group LLC / Zayo Capital, Inc.
	1,955,000	6.00%, 04/01/2023	2,084,519
	2,500,000	6.38%, 05/15/2025	2,703,125

			19,842,985

		Iron/Steel - 0.2%
		AK Steel Corp.
	1,375,000	7.63%, 10/01/2021	1,435,156
	1,095,000	8.38%, 04/01/2022	1,133,325
	965,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(5)	994,056
		Steel Dynamics, Inc.
	665,000	5.13%, 10/01/2021	686,613
	1,770,000	5.50%, 10/01/2024	1,869,562
		United States Steel Corp.
	287,000	6.88%, 04/01/2021	289,870
	1,060,000	7.38%, 04/01/2020	1,139,500
	465,000	7.50%, 03/15/2022	473,138
	2,540,000	8.38%, 07/01/2021(5)	2,797,175
		Vale Overseas Ltd.
	6,350,000	6.25%, 08/10/2026	6,939,280
	3,590,000	6.88%, 11/10/2039	3,886,534
	1,620,000	Vale S.A. 5.63%, 09/11/2042	1,543,050

			23,187,259

		IT Services - 0.8%
		Apple, Inc.
	5,000,000	2.85%, 02/23/2023	5,078,590
	3,850,000	3.00%, 02/09/2024	3,925,822
	12,060,000	3.35%, 02/09/2027	12,334,908
	4,230,000	3.85%, 08/04/2046	4,099,242
	2,895,000	4.25%, 02/09/2047	2,986,129
	3,990,000	4.38%, 05/13/2045	4,163,509
	1,500,000	4.45%, 05/06/2044	1,580,014
	4,085,000	4.65%, 02/23/2046	4,451,053
	2,710,000	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, 12/15/2024(5)	3,143,600
		Dell International LLC / EMC Corp.
	3,375,000	3.48%, 06/01/2019(5)	3,451,943
	4,465,000	4.42%, 06/15/2021(5)	4,687,357
	10,705,000	6.02%, 06/15/2026(5)	11,757,612
	3,325,000	DXC Technology Co. 2.88%, 03/27/2020(5)	3,362,463
		Hewlett Packard Enterprise Co.
	587,000	2.45%, 10/05/2017	588,524
	4,000,000	2.85%, 10/05/2018	4,046,276
	8,800,000	3.60%, 10/15/2020	9,096,164
	2,950,000	4.90%, 10/15/2025	3,099,706
	5,635,000	6.35%, 10/15/2045	5,854,534

			87,707,446

		Lodging - 0.1%
	3,650,000	Boyd Gaming Corp. 6.38%, 04/01/2026	3,932,875

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Lodging - 0.1% - (continued)
$	1,745,000	FelCor Lodging L.P. 6.00%, 06/01/2025	$1,862,788
	2,995,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(5)	3,129,775
	745,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(5)(9)	745,931

			9,671,369

		Machinery-Construction & Mining - 0.1%
	2,735,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(5)	2,858,075
	1,500,000	Caterpillar, Inc. 3.80%, 08/15/2042	1,456,722

			4,314,797

		Machinery-Diversified - 0.0%
	2,780,000	Cloud Crane LLC 10.13%, 08/01/2024(5)	2,967,650
	760,000	Gardner Denver, Inc. 6.88%, 08/15/2021(5)	788,500

			3,756,150

		Media - 2.5%
		21st Century Fox America, Inc.
	10,470,000	3.38%, 11/15/2026	10,397,087
	7,290,000	4.95%, 10/15/2045	7,649,630
	850,000	6.15%, 02/15/2041	1,030,305
	1,865,000	6.40%, 12/15/2035	2,297,423
	2,450,000	6.90%, 03/01/2019	2,659,666
		CBS Corp.
	2,980,000	2.90%, 01/15/2027	2,810,054
	2,815,000	4.90%, 08/15/2044	2,903,439
	1,130,000	CBS Radio, Inc. 7.25%, 11/01/2024(5)	1,228,875
		CCO Holdings LLC / CCO Holdings Capital Corp.
	1,695,000	5.13%, 05/01/2023(5)	1,769,156
	1,600,000	5.25%, 09/30/2022	1,660,000
	3,870,000	5.75%, 09/01/2023	4,063,500
	205,000	5.75%, 01/15/2024	215,763
	860,000	5.75%, 02/15/2026(5)	913,475
	7,490,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(5)	7,658,525
	4,050,000	Charter Communications Operating LLC / Charter Communications 6.38%, 10/23/2035	4,641,583
		Charter Communications Operating LLC / Charter Communications Operating Capital
	5,455,000	3.58%, 07/23/2020	5,636,662
	6,075,000	4.46%, 07/23/2022	6,451,796
	3,325,000	4.91%, 07/23/2025	3,563,555
	4,165,000	5.38%, 05/01/2047(5)	4,261,445
	10,513,000	6.48%, 10/23/2045	12,346,183
	960,000	Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	970,800

The accompanying notes are an integral part of these financial statements.

54

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Media - 2.5% - (continued)
		Comcast Corp.
$	4,370,000	2.35%, 01/15/2027	$4,053,109
	7,060,000	3.15%, 03/01/2026	7,016,334
	5,965,000	3.20%, 07/15/2036	5,345,690
	4,425,000	3.40%, 07/15/2046	3,836,506
	4,975,000	4.25%, 01/15/2033	5,159,722
	10,150,000	4.60%, 08/15/2045	10,589,018
	2,725,000	4.75%, 03/01/2044	2,890,407
	975,000	5.65%, 06/15/2035	1,156,495
	1,980,000	6.45%, 03/15/2037	2,549,509
	4,200,000	6.95%, 08/15/2037	5,653,927
	510,000	7.05%, 03/15/2033	682,115
		Cox Communications, Inc.
	1,485,000	2.95%, 06/30/2023(5)	1,433,165
	11,094,000	4.50%, 06/30/2043(5)	9,707,439
	5,786,000	4.70%, 12/15/2042(5)	5,119,470
	7,875,000	4.80%, 02/01/2035(5)	7,437,638
	2,604,000	6.45%, 12/01/2036(5)	2,723,719
	1,275,000	8.38%, 03/01/2039(5)	1,583,880
		CSC Holdings LLC
	2,310,000	5.25%, 06/01/2024	2,337,420
	2,860,000	10.13%, 01/15/2023(5)	3,317,600
	1,050,000	10.88%, 10/15/2025(5)	1,261,313
		DISH DBS Corp.
	2,840,000	5.00%, 03/15/2023	2,847,100
	1,825,000	5.88%, 07/15/2022	1,933,204
	455,000	5.88%, 11/15/2024	477,750
	3,620,000	6.75%, 06/01/2021	3,936,750
	1,260,000	7.88%, 09/01/2019	1,398,600
		Gray Television, Inc.
	2,160,000	5.13%, 10/15/2024(5)	2,165,400
	630,000	5.88%, 07/15/2026(5)	652,050
	3,740,000	Liberty Interactive LLC 8.25%, 02/01/2030	4,010,776
	1,350,000	NBCUniversal Media LLC 5.95%, 04/01/2041	1,654,803
	335,000	Quebecor Media, Inc. 5.75%, 01/15/2023	352,588
	3,485,000	SFR Group S.A. 7.38%, 05/01/2026(5)	3,663,606
		Sinclair Television Group, Inc.
	570,000	5.13%, 02/15/2027(5)	565,725
	675,000	5.88%, 03/15/2026(5)	702,844
	2,205,000	6.13%, 10/01/2022	2,304,468
	4,555,000	Sky plc 3.13%, 11/26/2022(5)	4,569,052
		TEGNA, Inc.
	2,305,000	4.88%, 09/15/2021(5)	2,379,913
	1,285,000	5.50%, 09/15/2024(5)	1,318,731
	2,610,000	6.38%, 10/15/2023	2,773,125
		Time Warner Cable LLC
	1,875,000	4.50%, 09/15/2042	1,719,819
	2,450,000	8.25%, 04/01/2019	2,720,813
	535,000	8.75%, 02/14/2019	595,223
		Time Warner Cable, Inc.
	540,000	4.00%, 09/01/2021	563,837
	1,300,000	5.50%, 09/01/2041	1,346,019
	10,340,000	5.88%, 11/15/2040	11,219,831
	14,780,000	6.75%, 07/01/2018	15,584,416
	2,825,000	6.75%, 06/15/2039	3,362,863

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Media - 2.5% - (continued)
$	1,565,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	$2,123,417
		Time Warner, Inc.
	4,015,000	2.95%, 07/15/2026	3,766,933
	965,000	3.80%, 02/15/2027	960,760
	580,000	3.88%, 01/15/2026	585,384
	7,145,000	5.35%, 12/15/2043	7,392,003
	1,985,000	6.10%, 07/15/2040	2,247,883
	3,225,000	Tribune Media Co. 5.88%, 07/15/2022	3,387,927
		Viacom, Inc.
	90,000	3.45%, 10/04/2026	86,463
	380,000	4.38%, 03/15/2043	338,072
	2,505,000	4.50%, 02/27/2042	2,185,715
	590,000	5.88%, 02/28/2057(3)	609,175
	220,000	6.25%, 02/28/2057(3)	225,775
		Videotron Ltd.
	1,320,000	5.00%, 07/15/2022	1,399,332
	2,340,000	5.38%, 06/15/2024(5)	2,465,775

			271,577,318

		Metal Fabricate/Hardware - 0.0%
		Novelis Corp.
	1,045,000	5.88%, 09/30/2026(5)	1,073,737
	1,880,000	6.25%, 08/15/2024(5)	1,978,700

			3,052,437

		Mining - 0.3%
		Anglo American Capital plc
	320,000	3.63%, 05/14/2020(5)	324,000
	580,000	4.13%, 04/15/2021(5)	593,050
	535,000	4.13%, 09/27/2022(5)	545,700
	480,000	4.88%, 05/14/2025(5)	500,400
	871,000	9.38%, 04/08/2019(5)	979,875
	2,365,000	Barrick North America Finance LLC 5.75%, 05/01/2043	2,762,999
	1,825,000	BHP Billiton Finance USA Ltd. 5.00%, 09/30/2043	2,074,461
	2,520,000	Constellium N.V. 7.88%, 04/01/2021(5)	2,718,828
		Glencore Finance Canada Ltd.
	330,000	5.55%, 10/25/2042(5)	343,104
	5,030,000	6.00%, 11/15/2041(5)	5,500,255
	7,000,000	Goldcorp, Inc. 3.63%, 06/09/2021	7,234,836
	1,940,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	2,046,700
	155,000	New Gold, Inc. 6.25%, 11/15/2022(5)	158,100
	205,000	Newmont Mining Corp. 4.88%, 03/15/2042	209,927
	1,978,000	Southern Copper Corp. 5.88%, 04/23/2045	2,083,567
	1,480,000	Teck Resources Ltd. 8.50%, 06/01/2024(5)	1,714,950

			29,790,752

		Miscellaneous Manufacturing - 0.3%
	4,000,000	Bombardier, Inc. 6.13%, 01/15/2023(5)	3,990,000
		General Electric Co.
	4,795,000	4.13%, 10/09/2042	4,951,667

The accompanying notes are an integral part of these financial statements.

55

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Miscellaneous Manufacturing - 0.3% - (continued)
$	8,310,000	4.50%, 03/11/2044	$9,072,301
		Siemens Financieringsmaatschappij N.V.
	5,380,000	2.35%, 10/15/2026(5)	5,046,650
	8,600,000	3.13%, 03/16/2024(5)	8,743,904

			31,804,522

		Office/Business Equipment - 0.0%
	1,495,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023	1,536,112

		Oil & Gas - 4.0%
		Anadarko Petroleum Corp.
	1,875,000	3.45%, 07/15/2024	1,850,979
	1,250,000	4.50%, 07/15/2044	1,204,466
	9,480,000	4.85%, 03/15/2021	10,191,758
	5,860,000	6.45%, 09/15/2036	6,944,616
	8,225,000	6.60%, 03/15/2046	10,132,131
	2,275,000	6.95%, 06/15/2019	2,491,648
	2,110,000	8.70%, 03/15/2019	2,358,756
		Antero Resources Corp.
	340,000	5.38%, 11/01/2021	351,050
	875,000	5.63%, 06/01/2023	900,156
	1,495,000	Apache Corp. 4.25%, 01/15/2044	1,412,768
	3,865,000	BG Energy Capital plc 4.00%, 10/15/2021(5)	4,115,958
	3,380,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(5)	3,464,500
		BP Capital Markets plc
	4,510,000	2.11%, 09/16/2021	4,447,699
	3,670,000	2.75%, 05/10/2023	3,655,170
	11,505,000	3.06%, 03/17/2022	11,780,510
	9,110,000	3.22%, 11/28/2023	9,238,478
	4,915,000	3.25%, 05/06/2022	5,067,404
	7,320,000	3.59%, 04/14/2027	7,490,615
	2,840,000	3.81%, 02/10/2024	2,967,970
	1,730,000	3.99%, 09/26/2023	1,829,314
	4,055,000	California Resources Corp. 8.00%, 12/15/2022(5)	3,102,075
	600,000	Callon Petroleum Co. 6.13%, 10/01/2024(5)	628,500
		Canadian Natural Resources Ltd.
	6,860,000	3.45%, 11/15/2021	7,035,568
	4,324,000	3.80%, 04/15/2024	4,375,758
	4,626,000	3.90%, 02/01/2025	4,679,606
	9,275,000	6.25%, 03/15/2038	10,528,692
	990,000	7.20%, 01/15/2032	1,220,195
	4,230,000	Cenovus Energy, Inc. 4.25%, 04/15/2027(5)	4,195,741
	7,260,000	Cimarex Energy Co. 3.90%, 05/15/2027	7,341,210
		Concho Resources, Inc.
	1,290,000	5.50%, 10/01/2022	1,338,762
	1,415,000	5.50%, 04/01/2023	1,467,178
		ConocoPhillips Co.
	1,085,000	1.50%, 05/15/2018	1,084,002
	1,435,000	4.30%, 11/15/2044	1,451,132
	2,895,000	5.95%, 03/15/2046	3,649,553
	135,000	6.50%, 02/01/2039	173,583
		Continental Resources, Inc.
	585,000	3.80%, 06/01/2024	549,900

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Oil & Gas - 4.0% - (continued)
$	391,000	4.50%, 04/15/2023	$385,135
	3,565,000	4.90%, 06/01/2044	3,092,637
	1,489,000	5.00%, 09/15/2022	1,502,029
	4,010,000	Denbury Resources, Inc. 9.00%, 05/15/2021(5)	4,230,550
		Devon Energy Corp.
	10,875,000	3.25%, 05/15/2022	10,914,150
	4,740,000	5.00%, 06/15/2045	4,816,646
	3,695,000	5.60%, 07/15/2041	3,951,725
	3,060,000	5.85%, 12/15/2025	3,542,929
	444,000	7.95%, 04/15/2032	580,557
	1,085,000	Devon Financing Co. LLC 7.88%, 09/30/2031	1,424,983
	341,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(5)	341,853
	1,695,000	Ecopetrol S.A. 5.88%, 09/18/2023	1,834,329
		EnCana Corp.
	16,865,000	3.90%, 11/15/2021	17,335,989
	4,015,000	6.50%, 05/15/2019	4,336,377
	2,830,000	6.50%, 08/15/2034	3,214,215
	1,635,000	6.50%, 02/01/2038	1,844,046
		Encana Corp.
	4,715,000	6.63%, 08/15/2037	5,389,716
	575,000	7.20%, 11/01/2031	694,787
	2,055,000	Energen Corp. 4.63%, 09/01/2021	2,060,137
	2,600,000	Ensco plc 5.75%, 10/01/2044	1,893,840
		EOG Resources, Inc.
	3,075,000	3.90%, 04/01/2035	2,992,744
	7,175,000	4.15%, 01/15/2026	7,565,471
		Exxon Mobil Corp.
	4,860,000	2.22%, 03/01/2021	4,892,518
	1,655,000	3.04%, 03/01/2026	1,671,725
	1,505,000	4.11%, 03/01/2046	1,572,832
		Gazprom OAO Via Gaz Capital S.A.
	495,000	3.85%, 02/06/2020(7)	502,821
	1,625,000	9.25%, 04/23/2019(7)	1,822,704
		Hess Corp.
	1,850,000	3.50%, 07/15/2024	1,794,844
	6,560,000	4.30%, 04/01/2027	6,554,234
	5,055,000	5.60%, 02/15/2041	5,106,197
	2,720,000	5.80%, 04/01/2047	2,825,030
	3,835,000	6.00%, 01/15/2040	3,983,948
	1,325,000	7.30%, 08/15/2031	1,578,628
	700,000	7.88%, 10/01/2029	870,969
	3,470,000	Kerr-McGee Corp. 6.95%, 07/01/2024	4,130,351
		Laredo Petroleum, Inc.
	2,365,000	5.63%, 01/15/2022	2,365,000
	1,290,000	6.25%, 03/15/2023	1,302,900
	1,540,000	7.38%, 05/01/2022	1,599,675
	1,150,000	Lukoil International Finance B.V. 4.75%, 11/02/2026(5)	1,175,300
		Marathon Oil Corp.
	11,540,000	2.80%, 11/01/2022	11,229,170
	6,852,000	5.20%, 06/01/2045	6,889,631
	3,240,000	5.90%, 03/15/2018	3,348,883
		Matador Resources Co.
	2,055,000	6.88%, 04/15/2023	2,168,025

The accompanying notes are an integral part of these financial statements.

56

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Oil & Gas - 4.0% - (continued)
$	710,000	6.88%, 04/15/2023(5)	$749,050
		MEG Energy Corp.
	3,320,000	6.38%, 01/30/2023(5)	2,921,600
	1,210,000	6.50%, 01/15/2025(5)	1,194,875
	1,995,000	7.00%, 03/31/2024(5)	1,780,537
		Noble Energy, Inc.
	5,825,000	5.25%, 11/15/2043	6,093,824
	2,020,000	8.00%, 04/01/2027	2,533,440
		Noble Holding International Ltd.
	2,060,000	6.20%, 08/01/2040	1,452,300
	2,200,000	7.75%, 01/15/2024	2,007,500
	675,000	PDC Energy, Inc. 6.13%, 09/15/2024(5)	691,875
		Petrobras Global Finance B.V.
	305,000	5.38%, 01/27/2021	313,342
	695,000	6.13%, 01/17/2022	728,256
	1,295,000	6.75%, 01/27/2041	1,220,537
	1,395,000	6.85%, 06/05/2115	1,242,247
	125,000	6.88%, 01/20/2040	119,375
	795,000	7.38%, 01/17/2027	854,864
	655,000	8.38%, 05/23/2021	741,788
	510,000	8.75%, 05/23/2026	594,660
		Petroleos de Venezuela S.A.
	645,000	5.50%, 04/12/2037(7)	246,713
	2,300,000	6.00%, 11/15/2026(7)	877,450
	210,000	8.50%, 10/27/2020(5)	164,535
		Petroleos Mexicanos
	435,000	3.18%, 07/18/2018(3)	440,220
	571,000	5.38%, 03/13/2022(5)	600,264
	897,000	5.50%, 01/21/2021	950,820
	310,000	5.63%, 01/23/2046	275,978
	3,200,000	6.50%, 03/13/2027(5)	3,464,000
	1,950,000	6.75%, 09/21/2047	1,981,785
		Pioneer Natural Resources Co.
	3,580,000	3.45%, 01/15/2021	3,688,019
	4,050,000	3.95%, 07/15/2022	4,270,879
	1,640,000	6.88%, 05/01/2018	1,718,013
	1,001,000	7.20%, 01/15/2028	1,239,671
		QEP Resources, Inc.
	4,015,000	5.25%, 05/01/2023	3,924,662
	205,000	5.38%, 10/01/2022	202,438
	230,000	6.80%, 03/01/2020	239,775
		Rice Energy, Inc.
	1,235,000	6.25%, 05/01/2022	1,291,353
	510,000	7.25%, 05/01/2023	550,800
	1,460,000	Rowan Cos., Inc. 5.85%, 01/15/2044	1,146,100
	1,725,000	RSP Permian, Inc. 6.63%, 10/01/2022	1,817,719
		Shell International Finance B.V.
	5,333,000	2.50%, 09/12/2026	5,104,876
	4,820,000	2.88%, 05/10/2026	4,757,316
	5,840,000	4.38%, 05/11/2045	5,995,700
	3,250,000	4.55%, 08/12/2043	3,426,566
		SM Energy Co.
	2,590,000	5.00%, 01/15/2024	2,441,075
	25,000	5.63%, 06/01/2025	23,875
	355,000	6.13%, 11/15/2022	361,213
	170,000	6.50%, 11/15/2021	173,825
	395,000	6.75%, 09/15/2026	397,963

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Oil & Gas - 4.0% - (continued)
		Statoil ASA
$	6,780,000	2.65%, 01/15/2024	$6,696,294
	1,095,000	2.75%, 11/10/2021	1,111,167
	1,315,000	3.95%, 05/15/2043	1,289,094
	1,080,000	4.25%, 11/23/2041	1,102,188
	455,000	5.10%, 08/17/2040	516,604
	2,620,000	Tesoro Corp. 4.75%, 12/15/2023(5)	2,744,450
	500,000	Tosco Corp. 8.13%, 02/15/2030	698,428
	5,065,000	Total Capital International S.A. 2.88%, 02/17/2022	5,166,599
		Transocean, Inc.
	675,000	6.80%, 03/15/2038	540,000
	200,000	7.50%, 04/15/2031	178,000
	795,000	9.10%, 12/15/2041	739,350
		Tullow Oil plc
	2,140,000	6.00%, 11/01/2020(5)	2,081,150
	3,181,000	6.25%, 04/15/2022(5)	3,041,609
		Valero Energy Corp.
	11,888,000	3.40%, 09/15/2026	11,513,445
	7,005,000	4.90%, 03/15/2045	7,012,776
	1,015,000	6.63%, 06/15/2037	1,206,473
		WPX Energy, Inc.
	3,370,000	5.25%, 09/15/2024	3,285,750
	3,305,000	6.00%, 01/15/2022	3,354,575
	1,240,000	8.25%, 08/01/2023	1,382,600
		YPF S.A.
	925,000	8.50%, 07/28/2025(7)	1,046,406
	830,000	8.75%, 04/04/2024(5)	958,235

			428,726,497

		Oil & Gas Services - 0.1%
		Halliburton Co.
	2,565,000	3.80%, 11/15/2025	2,638,059
	3,250,000	5.00%, 11/15/2045	3,469,498
		Weatherford International Ltd.
	445,000	5.95%, 04/15/2042	389,375
	1,180,000	6.50%, 08/01/2036	1,115,100
	445,000	7.00%, 03/15/2038	426,088

			8,038,120

		Packaging & Containers - 0.2%
	2,940,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(5)(6)	3,050,250
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	2,975,000	6.00%, 06/30/2021(5)	3,082,844
	725,000	6.00%, 02/15/2025(5)	749,469
	570,000	7.25%, 05/15/2024(5)	620,587
EUR	535,000	Ball Corp. 4.38%, 12/15/2023	651,193
$	3,580,000	Berry Plastics Corp. 6.00%, 10/15/2022	3,803,750
	3,305,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(5)	3,404,150
	1,610,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(5)	1,722,700
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	3,240,000	5.13%, 07/15/2023(5)	3,377,700

The accompanying notes are an integral part of these financial statements.

57

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Packaging & Containers - 0.2% - (continued)
$	1,155,000	7.00%, 07/15/2024(5)	$1,243,069

			21,705,712

		Pharmaceuticals - 1.8%
	4,245,000	Abbott Laboratories 2.55%, 03/15/2022	4,199,829
	8,000,000	AbbVie, Inc. 3.20%, 05/14/2026	7,796,344
		Actavis Funding SCS
	6,480,000	3.00%, 03/12/2020	6,607,073
	4,235,000	3.45%, 03/15/2022	4,353,533
	4,370,000	3.80%, 03/15/2025	4,447,642
	3,825,000	3.85%, 06/15/2024	3,929,468
	8,395,000	4.55%, 03/15/2035	8,453,908
	4,130,000	4.75%, 03/15/2045	4,206,368
		AstraZeneca plc
	2,800,000	2.38%, 11/16/2020	2,819,807
	5,000,000	3.38%, 11/16/2025	5,061,615
	1,310,000	Baxalta, Inc. 3.60%, 06/23/2022	1,347,653
	6,420,000	Bayer US Finance LLC 3.00%, 10/08/2021(5)	6,538,295
	4,505,000	Cardinal Health, Inc. 3.50%, 11/15/2024	4,603,763
		EMD Finance LLC
	3,265,000	2.95%, 03/19/2022(5)	3,302,054
	7,025,000	3.25%, 03/19/2025(5)	6,987,782
		Endo Finance LLC
	3,555,000	6.00%, 07/15/2023(5)	3,115,069
	4,905,000	6.00%, 02/01/2025(5)	4,142,273
	6,420,000	Johnson & Johnson 3.63%, 03/03/2037	6,477,992
	4,040,000	Merck & Co., Inc. 3.70%, 02/10/2045	3,903,981
		Mylan N.V.
	4,325,000	3.00%, 12/15/2018	4,385,070
	13,000,000	3.15%, 06/15/2021	13,122,109
	2,655,000	3.75%, 12/15/2020	2,741,834
		Mylan, Inc.
	1,548,000	2.55%, 03/28/2019	1,555,136
	5,000,000	3.13%, 01/15/2023(5)	4,902,545
		Pfizer, Inc.
	4,525,000	3.00%, 12/15/2026	4,520,149
	4,525,000	4.00%, 12/15/2036	4,597,721
	1,000,000	4.30%, 06/15/2043	1,037,547
	1,450,000	7.20%, 03/15/2039	2,081,590
	1,869,000	PRA Holdings, Inc. 9.50%, 10/01/2023(5)	2,065,245
		Shire Acquisitions Investments Ireland DAC
	22,655,000	2.40%, 09/23/2021	22,376,615
	4,510,000	3.20%, 09/23/2026	4,366,609
		Teva Pharmaceutical Finance Netherlands III B.V.
	7,180,000	1.70%, 07/19/2019	7,107,453
	9,755,000	2.20%, 07/21/2021	9,480,397
		Valeant Pharmaceuticals International, Inc.
	3,390,000	5.50%, 03/01/2023(5)	2,483,175
	8,325,000	5.88%, 05/15/2023(5)	6,150,094
	1,970,000	6.13%, 04/15/2025(5)	1,454,353

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Pharmaceuticals - 1.8% - (continued)
$	255,000	7.00%, 03/15/2024(5)	$260,100
	740,000	Vizient, Inc. 10.38%, 03/01/2024(5)	847,300

			187,829,491

		Pipelines - 1.6%
		Energy Transfer Equity L.P.
	3,685,000	5.50%, 06/01/2027	3,961,375
	425,000	7.50%, 10/15/2020	478,922
		Energy Transfer Partners L.P.
	3,655,000	3.60%, 02/01/2023	3,679,280
	2,275,000	4.90%, 03/15/2035	2,206,686
	4,650,000	5.15%, 03/15/2045	4,462,321
	5,305,000	5.20%, 02/01/2022	5,742,381
	2,000,000	5.30%, 04/15/2047	1,973,888
	940,000	6.05%, 06/01/2041	1,000,256
	1,165,000	6.63%, 10/15/2036	1,314,287
	2,000,000	6.70%, 07/01/2018	2,104,204
	680,000	7.50%, 07/01/2038	823,143
		Enterprise Products Operating LLC
	6,780,000	3.95%, 02/15/2027	6,995,767
	730,000	4.45%, 02/15/2043	712,654
	1,516,000	4.85%, 08/15/2042	1,568,873
	3,310,000	4.85%, 03/15/2044	3,388,328
	809,000	4.90%, 05/15/2046	846,123
	1,025,000	5.10%, 02/15/2045	1,096,246
	1,300,000	5.95%, 02/01/2041	1,511,996
	565,000	6.30%, 09/15/2017	574,907
		Kinder Morgan Energy Partners L.P.
	3,725,000	3.50%, 09/01/2023	3,710,085
	960,000	5.30%, 09/15/2020	1,037,855
	3,155,000	5.80%, 03/15/2035	3,372,458
		Kinder Morgan, Inc.
	1,729,000	5.00%, 02/15/2021(5)	1,855,355
	7,915,000	5.05%, 02/15/2046	7,875,971
	380,000	5.30%, 12/01/2034	389,354
	2,615,000	5.55%, 06/01/2045	2,769,777
		Magellan Midstream Partners L.P.
	485,000	4.25%, 09/15/2046	463,154
	2,255,000	5.00%, 03/01/2026	2,509,901
	2,555,000	MPLX L.P. 4.13%, 03/01/2027	2,588,018
	7,020,000	Phillips 66 Partners L.P. 3.55%, 10/01/2026	6,815,220
		Plains All American Pipeline L.P. / PAA Finance Corp.
	2,190,000	2.60%, 12/15/2019	2,194,678
	2,420,000	3.60%, 11/01/2024	2,382,534
	4,060,000	4.50%, 12/15/2026	4,208,620
	2,325,000	4.90%, 02/15/2045	2,238,682
	6,405,000	Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.00%, 10/01/2022	6,829,466
	3,880,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028(5)	3,885,153
		Sabine Pass Liquefaction LLC
	2,530,000	5.63%, 02/01/2021	2,751,145
	18,600,000	5.63%, 04/15/2023	20,484,013
	1,394,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(5)	1,538,488

The accompanying notes are an integral part of these financial statements.

58

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Pipelines - 1.6% - (continued)
$	1,630,000	Southern Natural Gas Co. LLC 4.80%, 03/15/2047(5)	$1,681,012
		Spectra Energy Partners L.P.
	6,450,000	3.38%, 10/15/2026	6,272,277
	705,000	4.50%, 03/15/2045	680,950
		Sunoco Logistics Partners Operations L.P.
	1,840,000	3.90%, 07/15/2026	1,824,049
	1,890,000	4.25%, 04/01/2024	1,941,519
	2,100,000	5.30%, 04/01/2044	2,081,236
	845,000	5.35%, 05/15/2045	843,486
	1,590,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	1,733,100
	1,080,000	TransCanada PipeLines Ltd. 6.20%, 10/15/2037	1,343,492
	5,920,000	Valero Energy Partners L.P. 4.38%, 12/15/2026	6,086,091
		Williams Partners L.P.
	1,165,000	3.60%, 03/15/2022	1,192,192
	5,435,000	4.00%, 11/15/2021	5,650,503
	2,015,000	4.13%, 11/15/2020	2,110,328
	1,160,000	4.30%, 03/04/2024	1,204,928
	5,155,000	4.50%, 11/15/2023	5,446,443
	1,300,000	5.10%, 09/15/2045	1,325,951
	970,000	5.40%, 03/04/2044	1,014,131
	2,750,000	6.30%, 04/15/2040	3,165,847

			169,939,099

		Real Estate Investment Trusts - 0.7%
		American Tower Corp.
	20,485,000	2.25%, 01/15/2022	19,881,901
	5,881,000	3.30%, 02/15/2021	6,009,912
	2,610,000	5.00%, 02/15/2024	2,858,626
	3,325,000	Brandywine Operating Partnership L.P. 3.95%, 02/15/2023	3,347,118
		Crown Castle International Corp.
	625,000	3.40%, 02/15/2021	637,897
	605,000	3.70%, 06/15/2026	607,079
		DDR Corp.
	6,925,000	3.50%, 01/15/2021	7,037,254
	3,385,000	3.63%, 02/01/2025	3,271,782
	4,240,000	4.25%, 02/01/2026	4,235,014
	5,250,000	Duke Realty L.P. 3.88%, 02/15/2021	5,470,416
	1,385,000	Equinix, Inc. 5.88%, 01/15/2026	1,492,338
	9,015,000	ERP Operating L.P. 2.85%, 11/01/2026	8,607,874
	6,575,000	HCP, Inc. 4.00%, 12/01/2022	6,828,880
	2,075,000	Kimco Realty Corp. 4.25%, 04/01/2045	1,957,590
	2,676,000	Realty Income Corp. 3.25%, 10/15/2022	2,726,044
	3,975,000	Ventas Realty L.P. / Ventas Capital Corp. 3.25%, 08/15/2022	4,024,369

			78,994,094

		Retail - 1.5%
	4,115,000	AutoNation, Inc. 3.35%, 01/15/2021	4,166,026

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Retail - 1.5% - (continued)
		AutoZone, Inc.
$	3,281,000	2.50%, 04/15/2021	$3,278,802
	8,450,000	3.25%, 04/15/2025	8,357,008
	1,823,000	3.70%, 04/15/2022	1,903,035
	2,930,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	3,059,594
		CVS Health Corp.
	5,730,000	2.75%, 12/01/2022	5,734,274
	5,705,000	2.88%, 06/01/2026	5,500,938
	5,575,000	3.50%, 07/20/2022	5,794,337
	9,617,000	3.88%, 07/20/2025	10,004,094
	4,000,000	4.00%, 12/05/2023	4,228,056
	10,120,000	5.13%, 07/20/2045	11,309,748
		CVS Pass-Through Trust
	13,692	6.04%, 12/10/2028	15,543
	29,995	6.94%, 01/10/2030	35,749
		Ferrellgas L.P. / Ferrellgas Finance Corp.
	315,000	6.50%, 05/01/2021	303,187
	910,000	6.75%, 01/15/2022	875,875
	733,000	6.75%, 06/15/2023	707,345
		Home Depot, Inc.
	4,087,000	3.50%, 09/15/2056	3,624,507
	7,230,000	4.25%, 04/01/2046	7,622,734
	1,265,000	4.88%, 02/15/2044	1,449,718
	2,050,000	5.88%, 12/16/2036	2,617,292
	2,210,000	L Brands, Inc. 6.88%, 11/01/2035	2,179,060
		Lowe’s Cos., Inc.
	10,155,000	2.50%, 04/15/2026	9,748,526
	6,960,000	3.10%, 05/03/2027(9)	6,959,200
	7,440,000	3.70%, 04/15/2046	6,998,213
	1,840,000	4.05%, 05/03/2047(9)	1,833,438
		McDonald’s Corp.
	5,515,000	3.70%, 01/30/2026	5,687,002
	9,030,000	4.60%, 05/26/2045	9,405,729
	2,240,000	Party City Holdings, Inc. 6.13%, 08/15/2023(5)	2,307,200
		Wal-Mart Stores, Inc.
	6,500,000	4.00%, 04/11/2043	6,579,540
	6,170,000	4.30%, 04/22/2044	6,566,614
	5,945,000	4.75%, 10/02/2043	6,719,265
	1,000,000	5.00%, 10/25/2040	1,156,069
	2,000,000	6.20%, 04/15/2038	2,619,708
	2,800,000	6.50%, 08/15/2037	3,777,696
	8,990,000	Walgreens Boots Alliance, Inc. 3.45%, 06/01/2026	8,842,744

			161,967,866

		Semiconductors - 0.6%
		Applied Materials, Inc.
	3,945,000	3.30%, 04/01/2027	4,009,323
	2,825,000	4.35%, 04/01/2047	2,900,874
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	15,500,000	3.00%, 01/15/2022(5)	15,622,574
	7,435,000	3.63%, 01/15/2024(5)	7,543,112
	11,420,000	3.88%, 01/15/2027(5)	11,588,411
	2,710,000	Entegris, Inc. 6.00%, 04/01/2022(5)	2,825,175

The accompanying notes are an integral part of these financial statements.

59

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Semiconductors - 0.6% - (continued)
		Intel Corp.
$	2,150,000	4.10%, 05/19/2046	$2,172,988
	3,630,000	4.90%, 07/29/2045	4,110,652
	2,355,000	Lam Research Corp. 2.80%, 06/15/2021	2,379,282
	3,165,000	Micron Technology, Inc. 5.50%, 02/01/2025	3,307,425
		NXP B.V. / NXP Funding LLC
	3,375,000	3.88%, 09/01/2022(5)	3,504,938
	1,705,000	4.13%, 06/15/2020(5)	1,788,119
		Sensata Technologies B.V.
	1,440,000	5.00%, 10/01/2025(5)	1,470,600
	1,475,000	5.63%, 11/01/2024(5)	1,563,500

			64,786,973

		Software - 1.2%
	1,876,000	Camelot Finance S.A. 7.88%, 10/15/2024(5)	2,012,010
	1,675,000	Change Healthcare Holdings, Inc. 5.75%, 03/01/2025(5)	1,718,969
		Fidelity National Information Services, Inc.
	2,755,000	2.25%, 08/15/2021	2,721,667
	12,215,000	3.00%, 08/15/2026	11,703,814
	5,390,000	4.50%, 08/15/2046	5,255,239
		First Data Corp.
	4,490,000	5.38%, 08/15/2023(5)	4,669,600
	2,910,000	5.75%, 01/15/2024(5)	3,019,125
	2,180,000	7.00%, 12/01/2023(5)	2,337,396
	510,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(5)(6)	521,220
		Infor U.S., Inc.
	155,000	5.75%, 08/15/2020(5)	161,781
	3,650,000	6.50%, 05/15/2022	3,796,000
		Microsoft Corp.
	4,760,000	2.40%, 08/08/2026	4,560,318
	7,375,000	2.65%, 11/03/2022	7,484,843
	1,690,000	2.88%, 02/06/2024	1,717,441
	5,575,000	3.13%, 11/03/2025	5,701,168
	10,115,000	3.30%, 02/06/2027	10,392,728
	3,805,000	3.50%, 02/12/2035	3,726,472
	7,750,000	3.70%, 08/08/2046	7,389,749
	1,980,000	3.75%, 02/12/2045	1,906,368
	6,750,000	3.95%, 08/08/2056	6,387,559
	3,065,000	4.10%, 02/06/2037	3,188,578
	5,190,000	4.25%, 02/06/2047	5,400,745
	6,030,000	4.45%, 11/03/2045	6,439,093
	1,210,000	4.75%, 11/03/2055	1,316,107
		Oracle Corp.
	1,505,000	1.90%, 09/15/2021	1,489,679
	8,000,000	2.65%, 07/15/2026	7,722,272
	2,100,000	3.85%, 07/15/2036	2,096,756
	10,105,000	3.90%, 05/15/2035	10,137,629
	790,000	RP Crown Parent LLC 7.38%, 10/15/2024(5)	825,550

			125,799,876

		Telecommunications - 2.2%
		Alcatel-Lucent USA, Inc.
	11,370,000	6.45%, 03/15/2029	12,791,250
	1,015,000	6.50%, 01/15/2028	1,121,575
		Altice Financing S.A.
	1,625,000	6.50%, 01/15/2022(5)	1,704,219

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Telecommunications - 2.2% - (continued)
$	1,715,000	6.63%, 02/15/2023(5)	$1,815,756
	3,280,000	7.50%, 05/15/2026(5)	3,542,400
		AT&T, Inc.
	2,825,000	3.00%, 06/30/2022	2,825,749
	18,120,000	3.60%, 02/17/2023	18,473,793
	5,000,000	3.95%, 01/15/2025	5,063,335
	3,615,000	4.13%, 02/17/2026	3,683,407
	2,750,000	4.25%, 03/01/2027	2,807,912
	4,790,000	4.30%, 12/15/2042	4,292,587
	1,725,000	4.50%, 05/15/2035	1,633,746
	3,740,000	4.50%, 03/09/2048	3,370,668
	1,735,000	4.55%, 03/09/2049	1,561,557
	10,330,000	4.75%, 05/15/2046	9,676,245
	7,600,000	4.80%, 06/15/2044	7,189,190
	6,975,000	5.15%, 03/15/2042	6,910,649
	2,360,000	Cisco Systems, Inc. 5.50%, 01/15/2040	2,919,662
	1,250,000	Deutsche Telekom International Finance B.V. 8.75%, 06/15/2030	1,846,890
		Frontier Communications Corp.
	985,000	10.50%, 09/15/2022	989,925
	2,160,000	11.00%, 09/15/2025	2,081,700
		Level 3 Financing, Inc.
	1,545,000	5.38%, 08/15/2022	1,595,522
	490,000	5.63%, 02/01/2023	508,375
	1,090,000	Sprint Capital Corp. 6.88%, 11/15/2028	1,179,925
	2,110,000	Sprint Communications, Inc. 7.00%, 03/01/2020(5)	2,305,175
		Sprint Corp.
	4,648,000	7.13%, 06/15/2024	5,069,248
	3,180,000	7.25%, 09/15/2021	3,478,125
	85,000	7.63%, 02/15/2025	94,881
	4,212,000	7.88%, 09/15/2023	4,727,970
	11,635,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(5)	11,736,806
		Telefonica Emisiones SAU
	12,935,000	4.10%, 03/08/2027	13,267,598
	2,875,000	7.05%, 06/20/2036	3,610,951
		Verizon Communications, Inc.
	18,755,000	2.95%, 03/15/2022(5)	18,853,576
	14,795,000	3.13%, 03/16/2022	15,014,913
	4,575,000	3.45%, 03/15/2021	4,718,481
	3,397,000	4.27%, 01/15/2036	3,177,428
	12,407,000	4.52%, 09/15/2048	11,412,889
	5,633,000	4.67%, 03/15/2055	5,142,591
	6,175,000	4.81%, 03/15/2039(5)	6,056,841
	14,298,000	4.86%, 08/21/2046	13,875,008
	7,260,000	5.01%, 04/15/2049(5)	7,124,761
	7,550,000	5.25%, 03/16/2037	7,822,004

			237,075,283

		Transportation - 1.0%
		Burlington Northern Santa Fe LLC
	8,640,000	4.13%, 06/15/2047	8,761,859
	8,215,000	4.55%, 09/01/2044	8,805,946
	1,415,000	Canadian Pacific Railway Co. 4.50%, 01/15/2022	1,523,276

The accompanying notes are an integral part of these financial statements.

60

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 44.3% - (continued)
		Transportation - 1.0% - (continued)
		CSX Corp.
$	11,315,000	2.60%, 11/01/2026	$10,742,902
	19,250,000	3.25%, 06/01/2027	19,309,425
	980,000	3.80%, 11/01/2046	921,487
	1,615,000	4.10%, 03/15/2044	1,586,410
	1,000,000	4.75%, 05/30/2042	1,069,271
		FedEx Corp.
	4,900,000	3.88%, 08/01/2042	4,493,721
	895,000	4.10%, 02/01/2045	852,340
	6,480,000	4.40%, 01/15/2047	6,407,048
	1,640,000	4.55%, 04/01/2046	1,656,821
	3,160,000	4.75%, 11/15/2045	3,288,031
	4,355,000	Norfolk Southern Corp. 2.90%, 06/15/2026	4,236,601
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	3,575,000	3.05%, 01/09/2020(5)	3,636,794
	11,745,000	3.40%, 11/15/2026(5)	11,387,893
	9,895,000	4.88%, 07/11/2022(5)	10,765,255
		Russian Railways via RZD Capital plc
EUR	800,000	4.60%, 03/06/2023(7)	977,625
$	1,605,000	5.70%, 04/05/2022(7)	1,722,476
	7,170,000	Ryder System, Inc. 2.25%, 09/01/2021	7,069,419
	1,970,000	Union Pacific Corp. 4.38%, 11/15/2065	2,011,281

			111,225,881

		Trucking & Leasing - 0.0%
		Park Aerospace Holdings Ltd.
	1,660,000	5.25%, 08/15/2022(5)	1,753,375
	1,205,000	5.50%, 02/15/2024(5)	1,274,287

			3,027,662

		Total Corporate Bonds (cost $4,666,609,811)	$4,745,042,620

FOREIGN GOVERNMENT OBLIGATIONS - 4.5%
		Argentina - 0.4%
		Argentine Republic Government International Bond
EUR	8,585,000	2.26%, 12/31/2038(4)	$5,919,587
$	9,365,000	2.50%, 12/31/2038(4)	6,227,725
	1,000,000	6.25%, 04/22/2019	1,061,000
	3,350,000	6.88%, 04/22/2021	3,664,900
	6,560,000	6.88%, 01/26/2027	6,930,640
	6,750,000	7.50%, 04/22/2026	7,394,625
EUR	1,183,449	7.82%, 12/31/2033	1,372,409
$	2,278,312	8.28%, 12/31/2033	2,499,308
		City of Buenos Aires Argentina
	1,350,000	7.50%, 06/01/2027(5)	1,446,120
	2,326,000	8.95%, 02/19/2021(5)	2,628,380
	515,000	Province of Salta Argentina 9.13%, 07/07/2024(5)	557,523
		Provincia de Buenos Aires
	1,065,000	7.88%, 06/15/2027(5)	1,111,785
	840,000	9.13%, 03/16/2024(5)	953,820
	745,000	9.95%, 06/09/2021(5)	860,624
	425,000	Provincia de Cordoba 7.13%, 06/10/2021(5)	450,742

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.5% - (continued)
		Argentina - 0.4% - (continued)
$	525,000	Provincia del Chubut Argentina 7.75%, 07/26/2026(5)	$528,376

			43,607,564

		Azerbaijan - 0.0%
	2,270,000	Republic of Azerbaijan International Bond 4.75%, 03/18/2024(7)	2,311,187
	755,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(7)	833,256

			3,144,443

		Brazil - 0.3%
		Brazil Minas SPE via State of Minas Gerais
	335,000	5.33%, 02/15/2028(5)	330,813
	1,195,000	5.33%, 02/15/2028(7)	1,180,063
BRL	4,213,633	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2050(11)	1,456,093
		Brazilian Government International Bond
$	13,306,000	2.63%, 01/05/2023	12,424,477
	2,395,000	4.25%, 01/07/2025	2,389,013
	4,034,000	5.00%, 01/27/2045	3,655,812
	594,000	5.63%, 02/21/2047	588,060
	5,355,000	6.00%, 04/07/2026	5,871,757
	540,000	7.13%, 01/20/2037	626,400
	242,778	8.00%, 01/15/2018	251,372
	3,684,000	8.25%, 01/20/2034	4,678,864

			33,452,724

		Bulgaria - 0.1%
		Bulgaria Government International Bond
EUR	1,535,000	2.95%, 09/03/2024(7)	1,839,450
	3,185,000	3.13%, 03/26/2035(7)	3,538,808

			5,378,258

		Cayman Islands - 0.1%
		KSA Sukuk Ltd.
$	2,775,000	2.89%, 04/20/2022(5)	2,774,906
	2,775,000	3.63%, 04/20/2027(5)	2,787,598

			5,562,504

		Colombia - 0.1%
		Colombia Government International Bond
	2,750,000	3.88%, 04/25/2027	2,772,000
	200,000	4.00%, 02/26/2024	206,700
	2,320,000	5.00%, 06/15/2045	2,343,200
	2,395,000	7.38%, 09/18/2037	3,079,970
COP	1,450,000,000	7.75%, 04/14/2021	530,122
	10,000,000	9.85%, 06/28/2027	4,465
$	85,000	10.38%, 01/28/2033	128,350

			9,064,807

		Croatia - 0.1%
		Croatia Government International Bond
EUR	5,860,000	3.00%, 03/11/2025(7)	6,499,855
	680,000	3.88%, 05/30/2022(7)	806,723
$	200,000	6.00%, 01/26/2024(7)	222,640
	2,760,000	6.38%, 03/24/2021(7)	3,052,753

The accompanying notes are an integral part of these financial statements.

61

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.5% - (continued)
		Croatia - 0.1% - (continued)
$	2,280,000	6.63%, 07/14/2020(7)	$2,510,002

			13,091,973

		Dominican Republic - 0.1%
		Dominican Republic International Bond
	1,840,000	5.50%, 01/27/2025(5)	1,907,436
	2,780,000	5.88%, 04/18/2024(7)	2,961,089
	595,000	6.60%, 01/28/2024(5)	657,475
	130,000	6.60%, 01/28/2024(7)	143,650
	143,000	6.85%, 01/27/2045(7)	152,116
	1,020,000	6.88%, 01/29/2026(5)	1,137,729
	1,812,000	7.45%, 04/30/2044(7)	2,054,355
	115,000	7.50%, 05/06/2021(7)	127,650

			9,141,500

		Ghana - 0.0%
		Ghana Government International Bond
	1,170,000	8.13%, 01/18/2026(7)	1,155,141
	841,000	9.25%, 09/15/2022(5)	891,124
	850,000	10.75%, 10/14/2030(5)	1,025,525

			3,071,790

		Honduras - 0.0%
	710,000	Honduras Government International Bond 6.25%, 01/19/2027(5)	735,311

		Hungary - 0.4%
		Hungary Government International Bond
	7,746,000	5.38%, 02/21/2023	8,594,962
	6,718,000	5.75%, 11/22/2023	7,641,725
	4,189,000	6.25%, 01/29/2020	4,592,769
	16,210,000	6.38%, 03/29/2021	18,317,300

			39,146,756

		Indonesia - 0.3%
		Indonesia Government International Bond
	1,371,000	3.70%, 01/08/2022(5)	1,406,812
EUR	1,750,000	3.75%, 06/14/2028(5)	2,044,293
	1,435,000	3.75%, 06/14/2028(7)	1,676,320
$	1,700,000	4.75%, 01/08/2026(7)	1,821,208
	1,570,000	5.13%, 01/15/2045(7)	1,665,938
	600,000	5.25%, 01/08/2047(5)	644,291
	1,104,000	5.88%, 01/15/2024(7)	1,258,205
	696,000	6.63%, 02/17/2037(7)	853,513
	4,100,000	7.75%, 01/17/2038(7)	5,639,677
	7,907,000	8.50%, 10/12/2035(7)	11,331,403
		Perusahaan Penerbit SBSN Indonesia III
	1,270,000	3.40%, 03/29/2022(5)	1,279,525
	1,270,000	4.15%, 03/29/2027(5)	1,293,812

			30,914,997

		Israel - 0.0%
	1,200,000	Israel Government International Bond 4.50%, 01/30/2043	1,252,680

		Ivory Coast - 0.1%
		Ivory Coast Government International Bond
	3,015,000	5.38%, 07/23/2024(7)	2,935,543
	6,312,180	5.75%, 12/31/2032(4)(7)	6,053,381

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.5% - (continued)
		Ivory Coast - 0.1% - (continued)
$	2,005,000	6.38%, 03/03/2028(7)	$2,015,586

			11,004,510

		Jordan - 0.0%
	385,000	Jordan Government International Bond 6.13%, 01/29/2026(5)	393,316

		Kazakhstan - 0.0%
	1,385,000	Kazakhstan Government International Bond 5.13%, 07/21/2025(7)	1,511,534

		Kuwait - 0.1%
		Kuwait International Government Bond
	7,000,000	2.75%, 03/20/2022(5)	7,063,000
	6,700,000	3.50%, 03/20/2027(5)	6,851,433

			13,914,433

		Mexico - 0.3%
		Mexico Government International Bond
EUR	1,465,000	3.00%, 03/06/2045	1,437,837
	1,575,000	3.38%, 02/23/2031	1,805,719
	2,000,000	4.00%, 03/15/2115	1,958,452
$	4,133,000	4.15%, 03/28/2027	4,248,517
	1,320,000	4.35%, 01/15/2047	1,224,300
	12,876,000	4.75%, 03/08/2044	12,702,174
	7,722,000	5.75%, 10/12/2110	7,857,135
	752,000	6.05%, 01/11/2040	871,192

			32,105,326

		Mongolia - 0.0%
		Mongolia Government International Bond
	425,000	4.13%, 01/05/2018(7)	423,300
	200,000	8.75%, 03/09/2024(5)	222,219
	1,355,000	10.88%, 04/06/2021(5)	1,575,243

			2,220,762

		Morocco - 0.0%
		Morocco Government International Bond
	1,409,000	4.25%, 12/11/2022(7)	1,465,585
	606,000	5.50%, 12/11/2042(7)	656,904

			2,122,489

		Nigeria - 0.0%
		Nigeria Government International Bond
	926,000	7.88%, 02/16/2032(5)	1,005,636
	200,000	7.88%, 02/16/2032(7)	217,200

			1,222,836

		Oman - 0.2%
		Oman Government International Bond
	990,000	3.88%, 03/08/2022(5)	1,001,478
	10,590,000	5.38%, 03/08/2027(5)	11,048,970
	5,065,000	6.50%, 03/08/2047(5)	5,455,988

			17,506,436

		Panama - 0.1%
		Panama Government International Bond
	553,000	3.75%, 03/16/2025	569,590
	1,020,000	3.88%, 03/17/2028	1,051,824
	1,424,000	8.88%, 09/30/2027	2,029,200
	2,632,000	9.38%, 04/01/2029	3,908,520

			7,559,134

The accompanying notes are an integral part of these financial statements.

62

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.5% - (continued)
		Paraguay - 0.0%
$	1,080,000	Paraguay Government International Bond 4.70%, 03/27/2027(5)	$1,100,520

		Peru - 0.1%
		Peru Government Bond
PEN	3,325,000	5.20%, 09/12/2023	1,034,567
	2,295,000	6.95%, 08/12/2031	764,115
		Peruvian Government International Bond
$	670,000	5.63%, 11/18/2050	812,375
	4,454,000	8.75%, 11/21/2033	6,814,620

			9,425,677

		Philippines - 0.0%
		Philippine Government International Bond
	1,690,000	3.95%, 01/20/2040	1,740,815
	280,000	6.38%, 01/15/2032	362,856
	275,000	7.75%, 01/14/2031	392,915
	275,000	9.50%, 02/02/2030	436,717
	470,000	Power Sector Assets & Liabilities Management Corp. 7.39%, 12/02/2024(7)	602,671

			3,535,974

		Romania - 0.2%
		Romanian Government International Bond
EUR	170,000	2.75%, 10/29/2025(5)	195,366
	1,650,000	2.75%, 10/29/2025(7)	1,896,198
	525,000	2.88%, 05/26/2028(5)	588,318
	3,595,000	3.63%, 04/24/2024(7)	4,415,420
	430,000	3.88%, 10/29/2035(5)	491,866
	7,227,000	3.88%, 10/29/2035(7)	8,266,775

			15,853,943

		Russia - 0.3%
		Russian Foreign Bond - Eurobond
$	1,000,000	4.75%, 05/27/2026(7)	1,055,310
	1,600,000	4.88%, 09/16/2023(7)	1,734,368
	20,300,000	5.00%, 04/29/2020(7)	21,694,285
	2,600,000	5.63%, 04/04/2042(7)	2,895,615
	3,000,000	5.88%, 09/16/2043(7)	3,465,000
	481,000	12.75%, 06/24/2028(7)	852,848

			31,697,426

		Saudi Arabia - 0.1%
		Saudi Government International Bond
	1,165,000	2.38%, 10/26/2021(5)	1,144,659
	6,600,000	3.25%, 10/26/2026(5)	6,444,042
	1,960,000	4.50%, 10/26/2046(5)	1,936,735

			9,525,436

		South Africa - 0.1%
	660,000	Republic of South Africa Government International Bond 5.00%, 10/12/2046	624,109
		South Africa Government International Bond
	2,355,000	4.30%, 10/12/2028	2,221,104
	1,520,000	5.88%, 09/16/2025	1,641,600

			4,486,813

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.5% - (continued)
		Sri Lanka - 0.0%
		Sri Lanka Government International Bond
$	761,000	6.83%, 07/18/2026(5)	$799,122
	515,000	6.85%, 11/03/2025(7)	542,082

			1,341,204

		Tunisia - 0.0%
		Banque Centrale de Tunisie International Bond
EUR	1,200,000	5.63%, 02/17/2024(7)	1,334,937
$	1,870,000	5.75%, 01/30/2025(7)	1,834,470

			3,169,407

		Turkey - 0.6%
		Turkey Government International Bond
	2,525,000	3.25%, 03/23/2023	2,368,450
	1,340,000	4.88%, 10/09/2026	1,326,600
	4,180,000	4.88%, 04/16/2043	3,777,675
	969,000	5.63%, 03/30/2021	1,026,888
	17,570,000	5.75%, 03/22/2024	18,635,023
	5,405,000	6.00%, 03/25/2027	5,783,350
	8,605,000	6.00%, 01/14/2041	8,919,943
	4,030,000	6.63%, 02/17/2045	4,516,405
	2,680,000	6.75%, 04/03/2018	2,782,644
	1,233,000	6.88%, 03/17/2036	1,397,297
	2,780,000	7.00%, 03/11/2019	2,974,600
	3,845,000	7.00%, 06/05/2020	4,230,654
	3,552,000	7.38%, 02/05/2025	4,120,711

			61,860,240

		Ukraine - 0.2%
		Ukraine Government International Bond
	1,414,000	0.00%, 05/31/2040(3)(5)	493,712
	707,000	7.75%, 09/01/2019(5)	721,168
	4,015,000	7.75%, 09/01/2019(7)	4,095,461
	1,137,000	7.75%, 09/01/2020(5)	1,145,573
	1,365,000	7.75%, 09/01/2020(7)	1,375,292
	1,502,000	7.75%, 09/01/2021(5)	1,497,374
	1,120,000	7.75%, 09/01/2022(5)	1,092,325
	550,000	7.75%, 09/01/2022(7)	536,410
	620,000	7.75%, 09/01/2023(5)	598,734
	1,025,000	7.75%, 09/01/2023(7)	989,842
	1,395,000	7.75%, 09/01/2024(5)	1,327,566
	620,000	7.75%, 09/01/2025(5)	588,070
	1,690,000	7.75%, 09/01/2025(7)	1,602,965
	620,000	7.75%, 09/01/2026(5)	580,444
	510,000	7.75%, 09/01/2026(7)	477,462
	1,602,000	7.75%, 09/01/2027(5)	1,501,875
	2,980,000	7.75%, 09/01/2027(7)	2,793,750

			21,418,023

		Uruguay - 0.0%
		Uruguay Government International Bond
	32,000	5.10%, 06/18/2050	31,840
	812,000	7.63%, 03/21/2036	1,068,795
	175,000	7.88%, 01/15/2033	232,032

			1,332,667

The accompanying notes are an integral part of these financial statements.

63

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.5% - (continued)
		Venezuela - 0.2%
		Venezuela Government International Bond
$	345,000	6.00%, 12/09/2020(7)	$178,262
	1,395,000	7.00%, 12/01/2018(7)	981,662
	3,170,000	7.00%, 03/31/2038(7)	1,431,889
	5,285,000	7.65%, 04/21/2025(7)	2,440,084
	3,790,000	7.75%, 10/13/2019(7)	2,280,443
	11,600,000	8.25%, 10/13/2024(7)	5,511,160
	10,932,200	9.00%, 05/07/2023(7)	5,440,956
	11,985,000	9.25%, 05/07/2028(7)	5,713,249

			23,977,705

		Total Foreign Government Obligations (cost $460,000,284)	$475,851,118

MUNICIPAL BONDS - 0.4%
		Development - 0.2%
		California State, GO Taxable
$	725,000	7.30%, 10/01/2039	$1,027,825
	13,785,000	7.60%, 11/01/2040	20,703,416
	550,000	7.63%, 03/01/2040	813,153

			22,544,394

		General - 0.0%
	2,280,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	2,849,020

		General Obligation - 0.1%
	2,795,000	California State, GO Taxable 7.55%, 04/01/2039	4,124,470
	6,410,000	Illinois State, GO Taxable 5.67%, 03/01/2018	6,561,468

			10,685,938

		Transportation - 0.1%
		Port Auth of New York & New Jersey
	1,850,000	4.46%, 10/01/2062	1,906,573
	15,000	4.93%, 10/01/2051	16,894
	900,000	4.96%, 08/01/2046	1,038,888
	4,165,000	5.31%, 08/01/2046	4,456,133

			7,418,488

		Total Municipal Bonds (cost $42,198,461)	$43,497,840

SENIOR FLOATING RATE INTERESTS - 0.0%(12)
		Insurance - 0.0%
$	455,000	Asurion LLC 8.50%, 03/03/2021	$461,634

		Internet - 0.0%
	1,044,160	Lands’ End, Inc. 4.25%, 04/04/2021	859,688

		Machinery-Diversified - 0.0%
	1,879,898	Gardner Denver, Inc. 4.56%, 07/30/2020	1,878,338

		Total Senior Floating Rate Interests (cost $3,359,483)	$3,199,660

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 0.1%
		U.S. Treasury Securities - 0.1%
		U.S. Treasury Bonds - 0.0%
$	500,000	3.00%, 11/15/2044	$504,512
	2,300,000	3.00%, 11/15/2045	2,316,891

			2,821,403

		U.S. Treasury Notes - 0.1%
	3,000,000	1.63%, 11/30/2020	3,002,109
	520,000	2.25%, 11/15/2024	523,494
	1,250,000	2.38%, 08/15/2024	1,270,801

			4,796,404

			7,617,807

		Total U.S. Government Securities (cost $7,766,352)	$7,617,807

CONVERTIBLE BONDS - 0.1%
		Commercial Services - 0.0%
$	1,200,000	Cardtronics, Inc. 1.00%, 12/01/2020	$1,232,250

		Diversified Financial Services - 0.0%
	1,360,000	Blackhawk Network Holdings, Inc. 1.50%, 01/15/2022(5)	1,473,900

		Home Builders - 0.0%
	180,000	M/I Homes, Inc. 3.00%, 03/01/2018	183,038

		Internet - 0.0%
	1,460,000	Zillow Group, Inc. 2.00%, 12/01/2021(5)	1,527,525
	1,310,000	Priceline Group, Inc. 0.90%, 09/15/2021	1,490,944

			3,018,469

		Media - 0.0%
	1,160,000	DISH Network Corp. 3.38%, 08/15/2026(5)	1,419,550
	1,415,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(5)	1,589,222

			3,008,772

		Oil & Gas - 0.0%
	1,415,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019	537,700
	196,000	PDC Energy, Inc. 1.13%, 09/15/2021	189,262

			726,962

		Semiconductors - 0.1%
		Microchip Technology, Inc.
	1,060,000	1.63%, 02/15/2025	1,549,588
	963,000	1.63%, 02/15/2027(5)	985,871
	1,004,000	2.25%, 02/15/2037(5)	1,036,630

			3,572,089

		Total Convertible Bonds (cost $13,641,631)	$13,215,480

		Total Long-Term Investments (cost $9,493,060,536)	$10,328,822,129

The accompanying notes are an integral part of these financial statements.

64

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.2%
		Other Investment Pools & Funds - 3.2%
$	346,337,748	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$346,337,748

Total Short-Term Investments (cost $346,337,748)		$346,337,748

Total Investments (cost $9,839,398,284)^	99.7%	$10,675,159,877
Other Assets and Liabilities	0.3%	29,602,548

Total Net Assets	100.0%	$10,704,762,425

The accompanying notes are an integral part of these financial statements.

65

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$941,217,183
Unrealized Depreciation	(105,455,590)

Net Unrealized Appreciation	$835,761,593

*	Non-income producing.

(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $4, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis
10/2016	3,799,308	TCEH Corp.	$—
10/2016	$1,750,000	Texas Competitive Electric Holdings Co. LLC	—

			$—

At April 30, 2017, the aggregate value of these securities was $4, which represented 0.0% of total net assets.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $869,002,807, which represented 8.1% of total net assets.

(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $183,285,447, which represented 1.7% of total net assets.

(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $13,677,039 at April 30, 2017.

(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(11)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

66

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,411	06/30/2017	$305,210,476	$305,635,830	$425,354
U.S. Treasury 5-Year Note Future	4,158	06/30/2017	488,653,652	492,333,188	3,679,536
U.S. Treasury Long Bond Future	427	06/21/2017	64,229,298	65,317,656	1,088,358

Total					$5,193,248

Short position contracts:
Euro BUXL 30-Year Bond Future	51	06/08/2017	$9,239,035	$9,397,563	$(158,528)
Euro-BOBL Future	57	06/08/2017	8,193,714	8,187,198	6,516
Euro-Bund Future	118	06/08/2017	20,667,867	20,794,775	(126,908)
U.S. Treasury 10-Year Note Future	5,965	06/21/2017	740,508,223	749,912,344	(9,404,121)
U.S. Treasury Ultra Bond Future	248	06/21/2017	39,716,666	40,408,500	(691,834)

Total					$(10,374,875)

Total futures contracts					$(5,181,627)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Russian Foreign Bond - Eurobond	BOA	USD	4,155,000	1.00%/1.02%	12/20/20	$—	$(360,197)	$2,165	$362,362
Russian Foreign Bond - Eurobond	BNP	USD	2,630,000	1.00%/1.02%	12/20/20	—	(237,731)	1,371	239,102
Russian Foreign Bond - Eurobond	GSC	USD	915,000	1.00%/1.02%	12/20/20	—	(55,827)	500	56,327
Russian Foreign Bond - Eurobond	BOA	USD	1,695,000	1.00%/1.37%	12/20/21	—	(88,349)	(25,414)	62,935
Russian Foreign Bond - Eurobond	BOA	USD	1,220,000	1.00%/1.37%	12/20/21	—	(70,588)	(18,292)	52,296
Russian Foreign Bond - Eurobond	BCLY	USD	1,055,000	1.00%/1.37%	12/20/21	—	(54,990)	(15,818)	39,172
Russian Foreign Bond - Eurobond	BNP	USD	655,000	1.00%/1.37%	12/20/21	—	(37,492)	(9,821)	27,671
Russian Foreign Bond - Eurobond	BNP	USD	590,000	1.00%/1.37%	12/20/21	—	(32,576)	(8,846)	23,730
Russian Foreign Bond - Eurobond	HSBC	USD	145,000	1.00%/1.37%	12/20/21	—	(7,558)	(2,173)	5,385

Total						$—	$(945,308)	$(76,328)	$868,980

Total single-name issues						$—	$(945,308)	$(76,328)	$868,980

Total OTC contracts						$—	$(945,308)	$(76,328)	$868,980

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

The accompanying notes are an integral part of these financial statements.

67

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.28	USD	7,140,000	(5.00%)	06/20/22	$491,675	$566,187	$74,512

Total					$491,675	$566,187	$74,512

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
COP	Sell	06/21/17	GSC	$516,107	$517,544	$(1,437)
EUR	Buy	06/21/17	JPM	1,246,226	1,265,862	19,636
EUR	Buy	06/21/17	SSG	2,528,423	2,544,831	16,408
EUR	Buy	06/21/17	BCLY	721,046	737,237	16,191
EUR	Buy	06/21/17	SCB	1,170,562	1,180,670	10,108
EUR	Buy	06/21/17	UBS	1,381,290	1,389,281	7,991
EUR	Sell	05/31/17	CBK	2,982,811	3,024,307	(41,496)
EUR	Sell	06/21/17	JPM	359,111	365,888	(6,777)
EUR	Sell	06/21/17	RBC	502,138	513,334	(11,196)
EUR	Sell	06/21/17	CIBC	574,429	586,513	(12,084)
EUR	Sell	06/21/17	CSFB	609,627	622,555	(12,928)
EUR	Sell	06/21/17	CSFB	999,085	1,017,932	(18,847)
EUR	Sell	06/21/17	CBK	50,502,327	51,971,347	(1,469,020)
GBP	Sell	05/31/17	UBS	20,478	20,741	(263)
PEN	Sell	06/21/17	HSBC	1,591,969	1,611,761	(19,792)

Total						$(1,523,506)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	British Pound
PEN	Peruvian Sol

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
ADR	American Depositary Receipt
CJSC	Closed Joint Stock Company
CMO	Collateralized Mortgage Obligation
JSC	Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

68

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$559,312,310	$559,312,310	$—	$—
Capital Goods	356,965,121	356,965,121	—	—
Consumer Durables & Apparel	58,369,970	58,369,970	—	—
Consumer Services	77,020,270	77,020,270	—	—
Diversified Financials	195,028,140	195,028,140	—	—
Energy	612,630,855	612,630,855	—	—
Food, Beverage & Tobacco	479,414,059	393,921,105	85,492,954	—
Household & Personal Products	127,450,399	127,450,399	—	—
Insurance	227,313,054	227,313,054	—	—
Materials	191,126,797	191,126,797	—	—
Pharmaceuticals, Biotechnology & Life Sciences	645,414,020	525,366,611	120,047,409	—
Retailing	94,547,007	94,547,007	—	—
Semiconductors & Semiconductor Equipment	278,721,896	278,721,896	—	—
Software & Services	151,962,305	151,962,305	—	—
Technology Hardware & Equipment	166,941,910	166,941,910	—	—
Telecommunication Services	145,139,104	145,139,104	—	—
Transportation	126,068,678	126,068,678	—	—
Utilities	386,856,127	359,137,612	27,718,511	4
Asset & Commercial Mortgage Backed Securities	160,115,582	—	160,115,582	—
Corporate Bonds	4,745,042,620	—	4,745,042,620	—
Foreign Government Obligations	475,851,118	—	475,851,118	—
Municipal Bonds	43,497,840	—	43,497,840	—
Senior Floating Rate Interests	3,199,660	—	3,199,660	—
U.S. Government Securities	7,617,807	—	7,617,807	—
Convertible Bonds	13,215,480	—	13,215,480	—
Short-Term Investments	346,337,748	346,337,748	—	—
Foreign Currency Contracts(2)	70,334	—	70,334	—
Futures Contracts(2)	5,199,764	5,199,764	—	—
Swaps - Credit Default(2)	943,492	—	943,492	—

Total	$10,681,373,467	$4,998,560,656	$5,682,812,807	$4

Liabilities
Foreign Currency Contracts(2)	$(1,593,840)	$—	$(1,593,840)	$—
Futures Contracts(2)	(10,381,391)	(10,381,391)	—	—

Total	$(11,975,231)	$(10,381,391)	$(1,593,840)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

69

The Hartford Checks and Balances Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 100.1%
	Domestic Equity Funds - 67.0%
23,103,964	Hartford Dividend and Growth Fund, Class F	$586,378,595
15,059,816	The Hartford Capital Appreciation Fund, Class F*	587,634,005

		1,174,012,600

	Taxable Fixed Income Funds - 33.1%
55,857,344	The Hartford Total Return Bond Fund, Class F	579,799,235

	Total Taxable Fixed Income Funds (cost $575,896,152)	579,799,235

	Total Affiliated Investment Companies (cost $1,734,535,618)	$1,753,811,835

	Total Long-Term Investments (cost $1,734,535,618)	$1,753,811,835

Total Investments (cost $1,734,535,618)^	100.1%	$1,753,811,835
Other Assets and Liabilities	(0.1)%	(2,343,096)

Total Net Assets	100.0%	$1,751,468,739

The accompanying notes are an integral part of these financial statements.

70

The Hartford Checks and Balances Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$19,276,217
Unrealized Depreciation	0

Net Unrealized Appreciation	$19,276,217

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

71

The Hartford Checks and Balances Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$1,753,811,835	$1,753,811,835	$—	$—

Total	$1,753,811,835	$1,753,811,835	$—	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

72

The Hartford Conservative Allocation Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 100.0%
	Alternative Funds - 6.0%
610,500	Hartford Real Total Return Fund, Class F*	$5,439,559
307,335	The Hartford Global Real Asset Fund, Class F*	2,707,623

	Total Alternative Funds (cost $8,223,990)	8,147,182

	Domestic Equity Funds - 27.1%
414,739	Hartford Core Equity Fund, Class F*	10,953,258
304,155	Hartford Small Cap Core Fund, Class F*	4,084,796
572,107	The Hartford Equity Income Fund, Class F	10,973,004
65,565	The Hartford Growth Opportunities Fund, Class F*	2,745,221
295,465	The Hartford MidCap Fund, Class F*	8,225,732

	Total Domestic Equity Funds (cost $36,272,626)	36,982,011

	International/Global Equity Funds - 7.0%
290,278	Hartford Schroders International Multi-Cap Value Fund, Class F	2,748,935
349,744	The Hartford International Opportunities Fund, Class F*	5,476,994
89,230	The Hartford International Small Company Fund, Class F*	1,375,920

	Total International/Global Equity Funds (cost $9,311,842)	9,601,849

	Multi-Strategy Funds - 5.0%
613,155	The Hartford Global All-Asset Fund, Class F*	6,879,598

	Total Multi-Strategy Funds (cost $6,774,901)	6,879,598

	Taxable Fixed Income Funds - 54.9%
489,059	The Hartford Inflation Plus Fund, Class F*	5,443,225
1,913,916	The Hartford Quality Bond Fund, Class F	19,081,743
1,101,402	The Hartford Short Duration Fund, Class F	10,881,856
1,378,494	The Hartford Strategic Income Fund, Class F	12,254,809
1,446,181	The Hartford Total Return Bond Fund, Class F	15,011,361
1,181,187	The Hartford World Bond Fund, Class F*	12,225,287

	Total Taxable Fixed Income Funds (cost $74,585,609)	74,898,281

	Total Affiliated Investment Companies (cost $135,168,968)	$136,508,921

	Total Long-Term Investments (cost $135,168,968)	$136,508,921

Total Investments (cost $135,168,968)^	100.0%	$136,508,921
Other Assets and Liabilities	0.0%	(43,669)

Total Net Assets	100.0%	$136,465,252

The accompanying notes are an integral part of these financial statements.

73

The Hartford Conservative Allocation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,416,761
Unrealized Depreciation	(76,808)

Net Unrealized Appreciation	$1,339,953

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

74

The Hartford Conservative Allocation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$136,508,921	$136,508,921	$—	$—

Total	$136,508,921	$136,508,921	$—	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

75

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 4.3%
		Cayman Islands - 0.6%
$	250,000	Atlas Senior Loan Fund Ltd. 2.45%, 07/16/2026(1)(2)	$250,207
	500,000	BlueMountain CLO Ltd. 2.76%, 07/15/2018(1)(2)	497,097
	363,670	LCM XVII L.P. 2.51%, 10/15/2026(1)(2)	363,926
	225,000	LSTAR Securities Investment Ltd. 4.50%, 11/02/2020(1)(2)	225,281
	250,000	Madison Park Funding Ltd. 2.67%, 01/27/2026(1)(2)	250,059
	250,000	Marine Park CLO Ltd. 2.85%, 05/18/2023(1)(2)	250,010

			1,836,580

		United States - 3.7%
	276,675	Ally Auto Receivables Trust 1.49%, 11/15/2019	276,720
		AmeriCredit Automobile Receivables Trust
	85,000	1.53%, 07/08/2021	84,699
	75,000	1.81%, 10/08/2020	75,157
	65,000	2.21%, 05/10/2021	65,211
	43,185	2.72%, 09/09/2019	43,321
	120,000	2.86%, 12/09/2019	121,285
	282,790	Asset Backed Securities Corp. Home Equity Loan Trust 1.50%, 08/25/2034(2)	242,219
	47,838	Banc of America Mortgage Trust 3.73%, 04/25/2034(2)	47,505
		Bayview Opportunity Master Fund Trust
	105,922	3.14%, 10/25/2028(1)(2)	106,007
	98,633	4.00%, 10/28/2064(1)(2)	101,925
	514,969	Bear Stearns Asset Backed Securities I Trust 6.00%, 11/25/2035	527,623
		Cabela’s Credit Card Master Note Trust
	180,000	1.44%, 07/15/2022(2)	180,558
	195,000	1.53%, 03/15/2023(2)	196,115
	125,000	2.71%, 02/17/2026(1)	125,831
	125,000	Capital Auto Receivables Asset Trust 1.46%, 06/22/2020	124,786
	164,000	Capital One Multi-Asset Execution Trust 1.66%, 06/17/2024	161,368
	16,052	Chrysler Capital Auto Receivables Trust 1.31%, 05/15/2019(1)	16,047
	92,287	COLT Mortgage Loan Trust 2.75%, 09/25/2046(1)(2)	92,878
		Connecticut Avenue Securities
	199,327	2.34%, 01/25/2029(2)	200,788
	110,070	2.44%, 01/25/2029(2)	110,998
	497,300	5.99%, 07/25/2025(2)	551,684
	351,044	Countrywide Alternative Loan Trust 5.25%, 08/25/2035	314,471
	155,000	CSAIL Commercial Mortgage Trust 4.51%, 08/15/2048(2)	154,244
		Fannie Mae Connecticut Avenue Securities
	250,000	5.24%, 01/25/2029(2)	271,860
	195,000	6.49%, 09/25/2029(2)	199,369
	75,000	6.74%, 07/25/2029(2)	79,830
	179,998	11.24%, 01/25/2029(2)	217,987
		First Investors Auto Owner Trust
	144,407	1.92%, 05/15/2020(1)	144,599
	95,000	2.91%, 01/15/2020(1)	95,571

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 4.3% - (continued)
		United States - 3.7% - (continued)
		FREMF Mortgage Trust
$	215,000	1.30%, 02/25/2020(2)	$215,327
	45,000	2.97%, 03/25/2045(1)(2)	44,986
	40,000	3.66%, 12/25/2049(1)(2)	33,762
	120,000	3.82%, 04/25/2048(1)(2)	119,559
	60,000	3.88%, 02/25/2024(1)(2)	56,060
	165,000	3.95%, 06/25/2047(1)(2)	169,267
	84,000	4.12%, 02/25/2046(1)(2)	87,648
	225,000	4.27%, 02/25/2046(1)(2)	230,238
	65,335	GLS Auto Receivables Trust 2.73%, 10/15/2020(1)	65,409
	385,000	GM Financial Automobile Leasing Trust 1.68%, 12/20/2018	385,602
	50,000	Green Tree Agency Advance Funding Trust 2.38%, 10/15/2048(1)	49,656
	63,000	GS Mortgage Securities Trust 3.51%, 03/10/2050(1)(2)	53,975
		GSR Mortgage Loan Trust
	75,586	2.79%, 01/25/2035(2)	71,501
	115,375	3.09%, 09/25/2035(2)	118,694
	52,000	Hyundai Automotive Receivables Trust 2.19%, 11/15/2022	51,653
	82,660	JP Morgan Mortgage Acquisition Trust 4.98%, 11/25/2036	82,649
	67,832	JP Morgan Mortgage Trust 3.00%, 09/25/2044(1)(2)	68,282
	100,000	LSTAR Securities Investment Trust 2.99%, 04/01/2022(1)(2)	98,994
	86,264	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(2)	86,496
	214,000	Mortgage Repurchase Agreement Financing Trust 2.16%, 06/10/2019(1)(2)	214,059
	69,759	Nationstar HECM Loan Trust 2.01%, 08/25/2026(1)	69,610
		New Residential Mortgage Loan Trust
	127,424	3.25%, 09/25/2056(1)(2)	129,975
	99,926	3.75%, 11/25/2056(1)(2)	103,640
	215,702	4.00%, 02/25/2057(1)(2)	222,027
		NRZ Advance Receivables Trust
	303,000	2.58%, 10/15/2049(1)	300,994
	225,000	3.11%, 12/15/2050(1)	225,399
	185,000	3.21%, 02/15/2051(1)	186,646
	410,000	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 1.42%, 04/25/2035(2)	395,159
	36,398	Option One Mortgage Loan Trust 1.49%, 02/25/2035(2)	36,324
		Santander Drive Auto Receivables Trust
	155,000	1.50%, 08/17/2020	154,737
	334,311	2.33%, 11/15/2019	335,631
	65,000	2.58%, 05/16/2022	65,049
	16,335	Skopos Auto Receivables Trust 3.10%, 12/15/2023(1)	16,356
		SLM Student Loan Trust
	42,210	1.28%, 01/25/2027(2)	41,820
	194,268	1.71%, 04/27/2026(1)(2)	194,861
	90,317	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)	90,949
	313,967	Structured Agency Credit Risk Debt Notes 2.64%, 04/25/2024(2)	317,128

The accompanying notes are an integral part of these financial statements.

76

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 4.3% - (continued)
		United States - 3.7% - (continued)
		Towd Point Mortgage Trust
$	177,264	2.25%, 04/25/2056(1)(2)	$176,090
	216,421	2.75%, 10/25/2056(1)(2)	216,187
	156,210	3.00%, 03/25/2054(1)(2)	156,927
	199,000	3.75%, 04/25/2055(1)(2)	203,497
	171,431	Volkswagen Auto Loan Enhanced Trust 1.16%, 03/20/2020	171,381
	195,000	Wachovia Bank Commercial Mortgage Trust 5.47%, 10/15/2044(1)(2)	177,478
	96,000	Wells Fargo Dealer Floorplan Master Note Trust 1.49%, 01/20/2020(2)	96,178
		Westlake Automobile Receivables Trust
	27,935	1.92%, 05/17/2021(1)(2)	27,956
	250,000	3.40%, 01/15/2021(1)	252,318

			11,598,790

		Total Asset & Commercial Mortgage Backed Securities (cost $13,333,240)	$13,435,370

CORPORATE BONDS - 4.5%
		Argentina - 0.1%
$	160,000	YPF S.A. 23.08%, 07/07/2020(2)(3)	$174,800

		Australia - 0.1%
	200,000	QBE Insurance Group Ltd. 5.88%, 06/17/2046(2)(3)	210,758

		Austria - 0.2%
EUR	100,000	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 8.13%, 10/30/2023(3)	142,167
		Erste Group Bank AG
$	200,000	5.50%, 05/26/2025(2)(3)	209,681
EUR	200,000	8.88%, 10/15/2021(2)(3)(4)	251,317
	100,000	Raiffeisen Bank International AG 4.50%, 02/21/2025(2)(3)	114,940

			718,105

		Denmark - 0.1%
	200,000	Danske Bank A/S 5.75%, 04/06/2020(2)(3)(4)	230,574

		France - 0.8%
$	325,000	AXA S.A. 6.46%, 12/14/2018(2)(3)(4)	327,031
		BNP Paribas S.A.
	200,000	3.80%, 01/10/2024(1)	202,595
	250,000	7.63%, 03/30/2021(2)(3)(4)	271,575
		Credit Agricole S.A.
EUR	300,000	1.88%, 12/20/2026(3)	328,132
$	300,000	3.38%, 01/10/2022(1)	302,356
	225,000	6.63%, 09/23/2019(2)(3)(4)	229,737
		Societe Generale S.A.
	210,000	6.00%, 01/27/2020(2)(3)(4)	206,744
	200,000	7.88%, 12/18/2023(2)(3)(4)	212,000
	200,000	8.25%, 11/29/2018(2)(3)(4)	212,144
EUR	100,000	Sogecap S.A. 4.13%, 02/18/2026(2)(3)(4)	112,442

			2,404,756

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 4.5% - (continued)
		Germany - 0.3%
		Deutsche Bank AG
EUR	200,000	4.50%, 05/19/2026	$239,129
$	200,000	7.50%, 04/30/2025(2)(4)	203,250
EUR	344,250	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.13%, 01/21/2023(3)	393,666

			836,045

		Guernsey - 0.3%
		Credit Suisse Group Funding Guernsey Ltd.
	175,000	1.25%, 04/14/2022(3)	193,845
$	350,000	3.13%, 12/10/2020	354,873
	285,000	4.88%, 05/15/2045	297,859

			846,577

		Iceland - 0.0%
EUR	120,000	Arion Banki HF 1.63%, 12/01/2021(3)	133,370

		Ireland - 0.1%
	150,000	LCH Clearnet S.A. Via Freshwater Finance plc 6.58%, 08/18/2017(2)(4)	163,683

		Italy - 0.1%
		UniCredit S.p.A.
	250,000	6.75%, 09/10/2021(2)(3)(4)	269,602
$	200,000	8.00%, 06/03/2024(2)(3)(4)	196,950

			466,552

		Luxembourg - 0.1%
	295,000	Wind Acquisition Finance S.A. 7.38%, 04/23/2021(3)	306,800

		Mauritius - 0.1%
	300,000	MTN Mauritius Investment Ltd. 4.76%, 11/11/2024(3)	284,925

		Netherlands - 0.2%
EUR	200,000	ABN Amro Bank N.V. 5.75%, 09/22/2020(2)(3)(4)	230,932
	100,000	Achmea B.V. 6.00%, 04/04/2043(2)(3)	121,380
$	200,000	Demeter Investments B.V. for Swiss Re Ltd. 5.75%, 08/15/2050(2)(3)	212,930
	250,000	ING Groep N.V. 6.50%, 04/16/2025(2)(4)	256,362

			821,604

		Spain - 0.3%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	200,000	7.00%, 02/19/2019(2)(3)(4)	224,396
$	200,000	9.00%, 05/09/2018(2)(3)(4)	210,859
		Banco Santander S.A.
EUR	400,000	6.25%, 03/12/2019(2)(3)(4)	440,608
$	200,000	6.38%, 05/19/2019(2)(3)(4)	203,750

			1,079,613

		Sweden - 0.1%
	200,000	Svenska Handelsbanken AB 5.25%, 03/01/2021(2)(3)(4)	203,300

		Switzerland - 0.2%
EUR	200,000	Credit Suisse AG 5.75%, 09/18/2025(2)(3)	245,646

The accompanying notes are an integral part of these financial statements.

77

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 4.5% - (continued)
		Switzerland - 0.2% - (continued)
$	250,000	UBS AG 5.13%, 05/15/2024(3)	$262,867
	275,000	UBS Group AG 6.88%, 08/07/2025(2)(3)(4)	290,100

			798,613

		United Kingdom - 1.0%
	200,000	Aviva plc 8.25%, 11/03/2017(3)(4)	206,250
		Barclays plc
GBP	450,000	3.25%, 02/12/2027(3)	594,097
$	200,000	8.25%, 12/15/2018(2)(4)	212,750
GBP	200,000	CYBG plc 8.00%, 12/08/2022(2)(3)(4)	255,802
		HSBC Holdings plc
$	200,000	3.60%, 05/25/2023	205,536
	275,000	3.90%, 05/25/2026	282,348
	265,000	6.88%, 06/01/2021(2)(4)	286,995
	200,000	Lloyds Banking Group plc 3.75%, 01/11/2027	199,513
GBP	100,000	Nationwide Building Society 6.88%, 06/20/2019(2)(3)(4)	134,056
	150,000	Prudential plc 5.70%, 12/19/2063(2)(3)	214,590
$	315,000	Royal Bank of Scotland Group plc 8.63%, 08/15/2021(2)(4)	340,042
	200,000	Santander UK plc 4.00%, 03/13/2024	210,873
EUR	125,000	Standard Chartered plc 4.00%, 10/21/2025(2)(3)	145,785

			3,288,637

		United States - 0.4%
$	100,000	Avon International Operations, Inc. 7.88%, 08/15/2022(3)	107,500
	125,000	Concho Resources, Inc. 5.50%, 04/01/2023	129,609
	175,000	Continental Resources, Inc. 4.90%, 06/01/2044	151,812
	350,000	Eagle Materials, Inc. 4.50%, 08/01/2026	348,250
	125,000	Matador Resources Co. 6.88%, 04/15/2023	131,875
	150,000	QEP Resources, Inc. 5.38%, 10/01/2022	148,125
	125,000	RSP Permian, Inc. 6.63%, 10/01/2022	131,719

			1,148,890

		Total Corporate Bonds (cost $13,633,731)	$14,117,602

FOREIGN GOVERNMENT OBLIGATIONS - 10.4%
		Argentina - 0.2%
EUR	625,000	Argentine Republic Government International Bond 5.00%, 01/15/2027(3)	$650,312
	115,000	Provincia de Buenos Aires 3.00%, 05/01/2020(2)(3)	123,077

			773,389

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 10.4% - (continued)
		Australia - 0.2%
AUD	950,000	Australia Government Bond 3.25%, 06/21/2039(3)	$703,205

		Brazil - 0.6%
BRL	5,331,291	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2022(5)	1,729,463

		Canada - 1.6%
CAD	5,620,032	Canadian Government Real Return Bond 4.25%, 12/01/2021(5)	4,998,763

		Greece - 0.2%
		Hellenic Republic Government Bond
EUR	96,000,000	0.00%, 10/15/2042(2)	250,975
	325,000	3.00%, 02/24/2041(2)(3)	244,828
	225,000	3.00%, 02/24/2042(2)(3)	169,849

			665,652

		Iceland - 0.4%
ISK	112,400,000	Iceland Rikisbref 8.00%, 06/12/2025	1,273,616

		India - 0.6%
		India Government Bond
INR	43,350,000	7.61%, 05/09/2030	692,414
	80,000,000	8.79%, 11/08/2021	1,329,888

			2,022,302

		Japan - 1.4%
		Japanese Government CPI Linked Bond
JPY	147,723,600	0.10%, 09/10/2023(5)	1,382,875
	314,700,400	0.10%, 09/10/2024(5)	2,964,334

			4,347,209

		Mexico - 0.8%
MXN	18,575,900	Mexican Bonos 5.75%, 03/05/2026	896,318
		Mexican Udibonos
	23,071,966	2.00%, 06/09/2022(5)	1,155,115
	9,862,856	4.00%, 11/08/2046(5)	545,528

			2,596,961

		New Zealand - 0.7%
		New Zealand Government Bond
NZD	831,520	2.00%, 09/20/2025(3)(5)	576,997
	1,039,555	2.50%, 09/20/2035(3)(5)	742,938
	1,056,058	3.00%, 09/20/2030(3)(5)	806,278

			2,126,213

		Poland - 0.7%
PLN	5,500,000	Poland Government Bond 1.75%, 07/25/2021	1,364,366
	3,200,000	Republic of Poland Government Bond 2.50%, 07/25/2026	771,788

			2,136,154

		Portugal - 1.0%
$	2,425,000	Portugal Government International Bond 5.13%, 10/15/2024(3)	2,367,164
EUR	600,000	Portugal Obrigacoes do Tesouro OT 2.88%, 07/21/2026(1)(3)	634,230

			3,001,394

		Russia - 1.2%
RUB	86,025,000	Russian Federal Bond - OFZ 6.40%, 05/27/2020	1,452,166

The accompanying notes are an integral part of these financial statements.

78

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 10.4% - (continued)
		Russia - 1.2% - (continued)
RUB	129,814,097	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(5)	$2,183,926

			3,636,092

		Spain - 0.8%
		Spain Government Bond
EUR	1,200,000	1.30%, 10/31/2026(1)(3)	1,281,191
	1,100,000	1.50%, 04/30/2027(1)(3)	1,183,067

			2,464,258

		Total Foreign Government Obligations (cost $33,543,026)	$32,474,671

U.S. GOVERNMENT AGENCIES - 4.5%
		United States - 4.5%
		FHLMC - 1.9%
$	1,000,000	3.50%, 05/01/2047(6)(7)	$1,028,242
	600,000	3.50%, 06/01/2047(6)(7)	615,633
	455,000	4.50%, 05/01/2047(6)(7)	489,231
	250,000	4.29%, 10/25/2027(2)	271,223
	62,930	3.00%, 03/15/2033(8)	8,173
	250,000	5.74%, 10/25/2024(2)	278,734
	1,375,000	3.00%, 05/01/2047(6)(7)	1,373,066
	400,000	4.50%, 06/01/2047(6)(7)	429,218
	396,000	2.99%, 12/25/2028(2)	405,486
	579,642	3.50%, 03/15/2041(8)	73,018
	521,126	2.50%, 03/15/2028(8)	42,379
	2,300,813	0.38%, 06/25/2025(2)(8)	42,171
	35,165	4.00%, 07/15/2027(8)	4,285
	112,748	4.39%, 07/25/2023(2)	114,268
	250,000	2.94%, 05/25/2025(2)	255,112
	4,382,930	0.20%, 10/25/2026(2)(8)	37,370
	1,558,043	0.42%, 11/25/2023(2)(8)	27,274
	250,000	3.19%, 02/25/2024(2)	257,165
	70,060	3.50%, 06/15/2026(8)	5,753
	54,636	3.00%, 05/15/2032(8)	4,680
	235,000	2.50%, 05/01/2032(6)(7)	236,519
	1,420,709	0.71%, 01/25/2024(2)(8)	57,550

			6,056,550

		FNMA - 1.6%
	269,291	5.14%, 10/01/2024	309,807
	4,685	2.78%, 04/01/2022	4,818
	4,635	3.20%, 04/01/2022	4,821
	285,911	3.78%, 10/01/2023	304,379
	5,000	3.70%, 10/01/2023	5,336
	18,972	3.87%, 10/01/2025	20,485
	13,889	4.06%, 10/01/2028	15,221
	10,000	3.86%, 12/01/2025	10,747
	4,829	3.47%, 01/01/2024	5,106
	5,000	3.76%, 03/01/2024	5,349
	4,937	3.97%, 05/01/2029	5,344
	19,700	3.34%, 04/01/2024	20,706
	30,000	2.76%, 05/01/2021	30,594
	128,859	3.42%, 04/01/2024	135,958
	29,120	3.89%, 05/01/2030	30,786
	9,596	3.96%, 05/01/2034	10,174
	150,000	3.00%, 05/01/2032(6)(7)	154,301
	865,000	3.50%, 05/01/2047(6)(7)	889,429
	1,000,000	4.00%, 06/01/2047(6)(7)	1,050,937

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 4.5% - (continued)
		FNMA - 1.6% - (continued)
$	400,000	3.50%, 06/01/2047(6)(7)	$410,453
	35,250	5.46%, 05/25/2042(2)(8)	3,985
	292,856	4.50%, 02/25/2043(8)	55,100
	677,624	3.00%, 01/01/2031	697,659
	650,000	4.00%, 05/01/2047(6)(7)	684,531
	514,433	2.02%, 08/25/2044(2)(8)	28,725
	175,751	2.01%, 06/25/2055(2)(8)	10,141
	336,499	1.86%, 05/25/2046(2)(8)	17,499
	62,938	3.00%, 09/25/2027(8)	5,772
	425,159	3.50%, 04/25/2027(8)	46,546
	119,518	3.50%, 10/25/2027(8)	14,018
	77,388	3.50%, 09/25/2035(8)	11,829

			5,000,556

		GNMA - 0.8%
	575,000	6.00%, 05/01/2047(6)(7)	651,578
	322,261	4.00%, 04/16/2026(8)	32,503
	375,163	3.00%, 07/20/2028(8)	33,545
	358,394	3.00%, 08/20/2027(8)	34,472
	269,331	3.50%, 07/20/2029(8)	28,316
	77,929	3.50%, 02/16/2030(8)	7,912
	107,137	3.50%, 05/16/2042(8)	20,542
	256,181	2.50%, 05/16/2028(8)	17,628
	167,451	3.50%, 05/20/2043(8)	30,730
	640,000	4.50%, 05/01/2047(6)(7)	682,900
	52,875	3.50%, 03/20/2027(8)	5,318
	97,191	5.50%, 02/16/2047(8)	21,582
	725,000	3.50%, 05/01/2047(6)(7)	753,490
	89,950	3.50%, 02/20/2041(8)	13,104
	104,890	3.50%, 04/20/2042(8)	15,107

			2,348,727

		SLM Student Loan Trust - 0.2%
	150,970	1.33%, 07/25/2023(2)	150,895
	153,897	1.81%, 01/25/2022(2)	152,345
	202,703	2.66%, 04/25/2023(2)	206,856

			510,096

		Total U.S. Government Agencies (cost $13,840,535)	$13,915,929

U.S. GOVERNMENT SECURITIES - 2.3%
		United States - 2.3%
		U.S. Treasury Bonds - 1.4%
$	672,347	0.75%, 02/15/2045(5)	$645,984
	2,607,313	3.38%, 04/15/2032(5)	3,688,633

			4,334,617

		U.S. Treasury Notes - 0.9%
	949,734	0.13%, 01/15/2023(5)	951,849
	1,644,174	0.63%, 01/15/2024(5)	1,689,968

			2,641,817

		Total U.S. Government Securities (cost $6,989,416)	$6,976,434

COMMON STOCKS - 60.5%
		Argentina - 0.0%
$	1,767	YPF S.A. ADR	$45,642

The accompanying notes are an integral part of these financial statements.

79

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 60.5% - (continued)
	Australia - 1.0%
6,502	BHP Billiton plc	$99,124
2,592	Brambles Ltd.	20,057
19,159	Buru Energy Ltd.*	2,430
1,714	Caltex Australia Ltd.	38,259
336,498	Evolution Mining Ltd.	584,869
173,238	Genworth Mortgage Insurance Australia Ltd.	426,025
7,227	Goodman Group REIT	43,880
196,391	Kingsgate Consolidated Ltd.*	33,088
948,010	Mirabela Nickel Ltd.*(9)(10)	29,460
15,632	Mirvac Group REIT	26,551
23,303	New South Resources Ltd.*	25,986
7,517	NEXTDC Ltd.*	23,360
158,655	Northern Star Resources Ltd.	515,835
7,394	Nufarm Ltd.	56,196
242,510	OceanaGold Corp.	790,572
17,080	Orora Ltd.	38,510
645,993	Perseus Mining Ltd.*	142,681
3,092	Westfield Corp. REIT	21,027
3,819	Woodside Petroleum Ltd.	91,929

		3,009,839

	Austria - 0.5%
8,447	ams AG	543,425
562	Schoeller-Bleckmann Oilfield Equipment AG	39,235
3,214	Strabag SE	131,441
952	Voestalpine AG	39,688
37,105	Wienerberger AG	868,714

		1,622,503

	Belgium - 0.4%
9,323	Ageas	381,738
1,063	Anheuser-Busch InBev N.V. ADR	120,374
6,052	Melexis N.V.	504,519
1,241	Telenet Group Holding N.V.*	75,404
1,338	UCB S.A.	104,430
268	Umicore S.A.	15,701

		1,202,166

	Bermuda - 0.3%
20,032	Bank of NT Butterfield & Son Ltd.	666,064
7,833	XL Group Ltd.	327,811

		993,875

	Brazil - 0.1%
3,700	BR Malls Participacoes S.A.*	16,378
11,210	BRF S.A.	140,529
5,000	Telefonica Brasil S.A. (Preference Shares)	74,495

		231,402

	British Virgin Islands - 0.0%
71,727	Atlas Mara Ltd.*	150,627

	Canada - 1.0%
532	Agnico Eagle Mines Ltd.	25,446
8,548	Bank of Nova Scotia	475,164
909	BCE, Inc.	41,386
979	Canadian Apartment Properties REIT	24,291
5,909	Canadian Imperial Bank of Commerce	477,248
3,360	Canadian Natural Resources Ltd.	107,024
97,271	Centerra Gold, Inc.	502,370
7,005	EcoSynthetix, Inc.*	12,521
2,313	Enbridge, Inc.	95,874
4,395	EnCana Corp.	47,039

Shares or Principal Amount		Market Value†
COMMON STOCKS - 60.5% - (continued)
	Canada - 1.0% - (continued)
51,187	Fairfax India Holdings Corp.*(1)	$710,987
5,235	Husky Energy, Inc.*	60,440
2,220	Killam Apartment Real Estate Investment Trust REIT	20,898
5,180	Magna International, Inc.	216,376
995	Methanex Corp.	45,671
62	PrairieSky Royalty Ltd.	1,351
5,985	Suncor Energy, Inc.	187,567
1,158	TransCanada Corp.	53,767
400	Waste Connections, Inc.	36,808

		3,142,228

	China - 1.4%
27,704	AAC Technologies Holdings, Inc.	406,113
11,021	Alibaba Group Holding Ltd. ADR*	1,272,925
92,760	China Longyuan Power Group Corp. Ltd. Class H	71,316
5,500	ENN Energy Holdings Ltd.	29,815
43,228	Greatview Aseptic Packaging Co., Ltd.	22,381
10,270	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	54,473
1,148	Hollysys Automation Technologies Ltd.	18,414
4,024	JD.com, Inc. ADR*	141,122
122,705	Semiconductor Manufacturing International Corp.*	155,007
126,235	Sunny Optical Technology Group Co., Ltd.	1,037,232
34,911	Tencent Holdings Ltd.	1,093,878

		4,302,676

	Denmark - 0.2%
5,209	DSV A/S	290,065
427	Genmab A/S*	84,962
643	GronlandsBANKEN A/S	56,501
12,637	Nets A/S*(1)	229,856

		661,384

	Egypt - 0.2%
281,952	Centamin plc	645,994

	Finland - 0.3%
446	Elisa Oyj	15,167
960	Kemira Oyj	12,280
1,732	Kone Oyj Class B	79,278
119,685	Nokia Oyj ADR	685,795
873	Tikkurila Oyj	17,308

		809,828

	France - 2.1%
1,669	Airbus SE	135,010
22,392	Alstom S.A.*	710,730
15,758	Amundi S.A.(1)	1,036,971
297	Arkema S.A.	31,447
6,340	BNP Paribas S.A.	447,459
14,470	Cie de Saint-Gobain	780,755
36	Dassault Aviation S.A.	49,196
3,630	Engie S.A.	51,183
744	Essilor International S.A.	96,417
1,515	JCDecaux S.A.	53,479
474	Kering	146,920
1,043	Legrand S.A.	67,515
804	LVMH Moet Hennessy Louis Vuitton SE	198,483
250	Remy Cointreau S.A.	25,219
5,287	Rexel S.A.	94,417

The accompanying notes are an integral part of these financial statements.

80

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 60.5% - (continued)
	France - 2.1% - (continued)
9,603	Schneider Electric SE	$760,612
161	Unibail-Rodamco SE REIT	39,532
37,843	Veolia Environnement S.A.	720,166
10,688	Vinci S.A.	911,029
5,265	Vivendi S.A.	104,432
787	Zodiac Aerospace	19,105

		6,480,077

	Germany - 1.2%
706	adidas AG	141,545
3,719	Beiersdorf AG	369,859
1,403	Brenntag AG	83,172
648	Continental AG	145,150
23,099	Deutsche Wohnen AG	789,836
9,919	E.ON SE	77,322
323	HeidelbergCement AG	29,903
928	Innogy SE(1)	34,117
9,364	LEG Immobilien AG*	804,482
180	Puma SE	70,253
10,328	Rheinmetall AG	948,004
1,168	Volkswagen AG	188,334

		3,681,977

	Greece - 1.0%
34,294	Aegean Airlines S.A.	294,834
120,888	Alpha Bank A.E.*	257,529
130,513	Ellaktor S.A.*	208,712
73,647	Frigoglass SAIC*	6,498
82,818	Grivalia Properties REIC A.E. REIT	770,424
48,981	Hellenic Exchanges - Athens Stock Exchange S.A. Holding	259,126
83,009	Hellenic Telecommunications Organization S.A.	806,183
64,038	OPAP S.A.	634,594

		3,237,900

	Hong Kong - 0.5%
91,600	AIA Group Ltd.	634,004
80,225	AMVIG Holdings Ltd.	26,816
4,890	Beijing Enterprises Holdings Ltd.	23,869
24,406	Champion REIT	15,869
9,400	Cheung Kong Infrastructure Holdings Ltd.	82,293
63,685	Guangdong Investment Ltd.	98,507
2,130	Henderson Land Development Co., Ltd.	13,484
29,000	HKT Trust & HKT Ltd. UNIT	37,097
3,743	Hysan Development Co., Ltd.	17,652
9,147	Link REIT	65,748
1,330	Melco Crown Entertainment Ltd. ADR	29,194
17,960	Nine Dragons Paper Holdings Ltd.	19,369
19,850	Sino Biopharmaceutical Ltd.	16,312
38,244	SmarTone Telecommunications Holdings Ltd.	53,559
214,829	SUNeVision Holdings Ltd.	120,364
1,049,393	Tongda Group Holdings Ltd.	412,211

		1,666,348

	Iceland - 0.8%
1,299,860	Eik fasteignafelag hf*	151,068
66,444	Eimskipafelag Islands Hf	203,212
770,605	Hagar hf	390,868
81,925	HB Grandi	24,516
1,680,060	Icelandair Group HF	225,452

Shares or Principal Amount		Market Value†
COMMON STOCKS - 60.5% - (continued)
	Iceland - 0.8% - (continued)
72,000	Marel HF	$233,755
659,276	N1 HF	719,673
180,000	Reitir fasteignafelag hf	173,623
6,544,085	Siminn HF	258,647

		2,380,814

	India - 6.3%
141,642	Apollo Tyres Ltd.	537,174
14,474	Bajaj Auto Ltd.	644,352
460,191	Bank of Baroda*	1,340,706
307,745	Bharat Electronics Ltd.	875,091
140,583	Bharti Infratel Ltd.	775,869
39,379	Container Corp. of India Ltd.	745,776
11,262	Dewan Housing Finance Corp. Ltd.	74,700
24,044	Gateway Distriparks Ltd.	99,773
109,690	Godrej Properties Ltd.*	791,723
129,742	ICICI Bank Ltd.	559,456
43,213	Indraprastha Gas Ltd.	709,915
48,140	InterGlobe Aviation Ltd.(1)	827,569
170,937	IRB Infrastructure Developers Ltd.	693,329
149,183	ITC Ltd.	644,146
43,770	J Kumar Infraprojects Ltd.	194,298
333,179	Jammu & Kashmir Bank Ltd.	420,067
26,944	Larsen & Toubro Ltd.	732,604
103,728	LIC Housing Finance Ltd.	1,078,234
6,847	Maruti Suzuki India Ltd.	693,979
680	MRF Ltd.	717,910
248,868	NTPC Ltd.	636,250
119,825	Oberoi Realty Ltd.	739,812
104,538	PC Jeweller Ltd.	686,172
3,645	Petronet LNG Ltd.	23,990
21,487	Phoenix Mills Ltd.	138,436
227,644	Power Grid Corp. of India Ltd.	735,510
152,457	State Bank of India	685,867
17,637	TAKE Solutions Ltd.	36,388
101,962	Tata Motors Ltd.	727,425
396,658	Tata Power Co., Ltd.	519,839
98,083	TVS Motor Co., Ltd.	755,898
131,851	Vakrangee Ltd.	700,740

		19,542,998

	Indonesia - 0.1%
1,427,269	Bank Tabungan Pensiunan Nasional Tbk PT	279,479
110,200	Link Net Tbk PT	44,645
236,800	Telekomunikasi Indonesia Persero Tbk PT	78,117

		402,241

	Ireland - 1.0%
508,594	Cairn Homes plc*	867,028
25,071	CRH plc	914,023
498,937	Hibernia plc REIT	692,952
216,130	Irish Residential Properties plc REIT	308,414
125,705	Permanent TSB Group Holdings plc*	335,479
1,468	Smurfit Kappa Group plc	39,322
10,125	Tarsus Group plc	38,686

		3,195,904

	Israel - 0.2%
5,704	Azrieli Group Ltd.	303,415
45,685	Bezeq The Israeli Telecommunication Corp. Ltd.	76,757
51,782	Shikun & Binui Ltd.	135,942

The accompanying notes are an integral part of these financial statements.

81

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 60.5% - (continued)
	Israel - 0.2% - (continued)
1,583	Teva Pharmaceutical Industries Ltd. ADR	$49,991
2,505	Tower Semiconductor Ltd.*	53,908
376	Wix.com Ltd.*	31,001

		651,014

	Italy - 1.0%
31,571	Banca Farmafactoring S.p.A.*(1)	149,254
6,030	Banca Generali S.p.A.	173,277
32,782	Beni Stabili S.p.A. SIIQ REIT	20,819
29,223	Buzzi Unicem S.p.A.	750,924
36,335	Cerved Information Solutions S.p.A.	387,920
4,935	Davide Campari-Milano S.p.A.	58,354
20,184	Enel S.p.A.	95,958
9,562	Eni S.p.A.	148,316
71,701	FinecoBank Banca Fineco S.p.A.	510,779
10,603	Italgas S.p.A.*	47,932
45,192	Leonardo S.p.A.*	710,176
126,536	Saipem S.p.A.*	54,466

		3,108,175

	Japan - 6.3%
9,820	Aeon Delight Co., Ltd.	299,652
6,449	Alpine Electronics, Inc.	93,842
26,348	Alps Electric Co., Ltd.	774,439
5,321	Amuse, Inc.	122,095
3,268	Aoyama Trading Co., Ltd.	116,760
1,524	Arealink Co., Ltd.	20,839
4,813	Bandai Namco Holdings, Inc.	151,064
4,885	BML, Inc.	106,624
1,610	Bridgestone Corp.	67,155
3,334	Capcom Co., Ltd.	71,914
860	Chugai Pharmaceutical Co., Ltd.	30,559
6,168	CYBERDYNE, Inc.*	87,145
6,215	Daifuku Co., Ltd.	157,101
1,592	Daito Trust Construction Co., Ltd.	234,268
540	Daiwa House Industry Co., Ltd.	16,054
4,306	DeNA Co., Ltd.	92,309
8,428	Descente Ltd.	102,234
922	Disco Corp.	145,840
4,908	Doshisha Co., Ltd.	99,234
7,414	DTS Corp.	194,644
2,521	Eiken Chemical Co., Ltd.	69,252
2,420	Eisai Co., Ltd.	127,243
4,522	Enplas Corp.	123,579
1,045	FANUC Corp.	212,758
2,596	GMO Payment Gateway, Inc.	116,452
5,330	Hakuhodo DY Holdings, Inc.(7)	64,968
6,324	Harmonic Drive Systems, Inc.	198,748
31,136	Hazama Ando Corp.	221,740
4,706	HI-LEX Corp.	116,243
1,634	Hikari Tsushin, Inc.	156,934
4,433	HIS Co., Ltd.	105,645
6,730	Hitachi Transport System Ltd.	143,034
6,578	Hosiden Corp.	72,466
3,369	Inaba Denki Sangyo Co., Ltd.	122,516
9,020	Inpex Corp.	86,433
3,011	Iriso Electronics Co., Ltd.	190,539
3,930	ITOCHU Corp.	55,609
7,266	JGC Corp.	126,879
9,130	JSR Corp.	166,856
2,590	Kao Corp.	142,926

Shares or Principal Amount		Market Value†
COMMON STOCKS - 60.5% - (continued)
	Japan - 6.3% - (continued)
3,130	KDDI Corp.	$82,989
2,075	Kenedix, Inc.	9,573
1,497	Keyence Corp.	601,815
14,243	Kinden Corp.	215,483
5,194	Kissei Pharmaceutical Co., Ltd.	135,537
3,022	M3, Inc.	77,255
2,879	Mabuchi Motor Co., Ltd.	162,521
10,934	Medipal Holdings Corp.	181,154
4,506	Melco Holdings, Inc.	127,556
20,640	Micronics Japan Co., Ltd.	179,368
4,489	Mimasu Semiconductor Industry Co., Ltd.	69,533
34,771	Minebea Mitsumi, Inc.	503,028
2,755	Mitsubishi Chemical Holdings Corp.	21,564
4,170	Mitsubishi Corp.	89,989
2,716	Mitsubishi Electric Corp.	37,906
45,081	Mitsubishi UFJ Financial Group, Inc.	285,660
3,697	Mitsui & Co., Ltd.	52,204
1,740	Mitsui Fudosan Co., Ltd.	38,284
8,540	MS&AD Insurance Group Holdings, Inc.	278,439
5,248	Murata Manufacturing Co., Ltd.	704,940
15,922	Nexon Co., Ltd.(7)	270,982
12,880	Next Co., Ltd.	90,395
7,919	Nidec Corp.	726,599
2,327	Nintendo Co., Ltd.	588,883
6,722	Nippo Corp.	129,507
1,260	Nippon Paint Holdings Co., Ltd.	48,332
270	Nippon Shokubai Co., Ltd.	18,137
1,621	Nippon Telegraph & Telephone Corp. ADR	69,541
17,915	Nippon Television Holdings, Inc.(7)	300,253
1,380	Nitto Denko Corp.	103,915
7,194	NSD Co., Ltd.	117,269
7,895	NTT DoCoMo, Inc.	191,036
1,700	Olympus Corp.	65,548
8,810	Ono Pharmaceutical Co., Ltd.	181,722
4,526	Optex Co., Ltd.	125,460
4,687	PAL GROUP Holdings Co., Ltd.	124,635
134,171	Pioneer Corp.*	242,177
10,280	Rakuten, Inc.	105,309
7,119	Rohm Co., Ltd.	499,953
31,588	San-In Godo Bank Ltd.	257,192
2,507	Sankyo Co., Ltd.	87,433
2,655	Sanyo Chemical Industries Ltd.	119,056
2,156	SCREEN Holdings Co., Ltd.	156,604
17,081	SCSK Corp.	687,641
38,348	Septeni Holdings Co., Ltd.	133,794
6,480	Shikoku Electric Power Co., Inc.	77,857
530	Shin-Etsu Chemical Co., Ltd.	46,066
1,760	Shionogi & Co., Ltd.	90,636
491	SHO-BOND Holdings Co., Ltd.	22,468
526	SMC Corp.	148,260
3,333	Sony Corp.	114,370
7,131	Subaru Corp.	270,351
11,734	Sumco Corp.	205,412
2,945	Sumitomo Mitsui Trust Holdings, Inc.	100,883
3,309	Suzuki Motor Corp.	138,326
6,356	T&D Holdings, Inc.	94,511
5,706	Tachi-S Co., Ltd.	109,511
12,715	Taihei Dengyo Kaisha Ltd.	126,238
13,624	Taisei Corp.	103,888
780	Takeda Pharmaceutical Co., Ltd.	37,419
32,728	Takuma Co., Ltd.	339,902

The accompanying notes are an integral part of these financial statements.

82

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 60.5% - (continued)
	Japan - 6.3% - (continued)
7,970	TDK Corp.	$493,786
6,279	Tenma Corp.	116,936
4,180	Tocalo Co., Ltd.	112,707
7,267	Tokai Rika Co., Ltd.	135,286
1,325	Token Corp.	104,887
9,140	Tokio Marine Holdings, Inc.	385,375
2,776	Tokyo Electron Ltd.	336,989
7,700	Tokyo Gas Co., Ltd.	35,750
3,017	Tokyo Seimitsu Co., Ltd.	93,577
9,385	Toshiba Corp.*	18,931
5,332	Toyota Industries Corp.	265,610
4,653	TS Tech Co., Ltd.	122,233
5,322	TV Asahi Holdings Corp.	98,477
8,085	Ushio, Inc.	101,589
4,232	Yamato Kogyo Co., Ltd.	105,852
9,481	Yamazen Corp.	89,855
6,069	Yondoshi Holdings, Inc.	144,419

		19,689,120

	Jersey - 0.2%
281,639	Highland Gold Mining Ltd.	527,183

	Kenya - 0.0%
149,100	Safaricom Ltd.	27,812

	Luxembourg - 0.1%
970	Ardagh Group S.A.*	20,787
2,327	Millicom International Cellular S.A.	127,502
5,274	SES S.A.	115,297

		263,586

	Malaysia - 0.1%
375,651	Inari Amertron Bhd	180,859

	Mauritius - 0.1%
57,255	MCB Group Ltd.	375,544

	Mexico - 0.0%
17,700	Alpek S.A.B. de C.V.	21,202
76,400	America Movil S.A.B. de C.V. Series L	58,724
1,600	Infraestructura Energetica Nova, S.A.B. de C.V.	7,460
3,927	Mexichem S.A.B. de C.V.	10,787

		98,173

	Netherlands - 0.9%
7,778	Akzo Nobel N.V.	680,280
433	ASML Holding N.V.	57,091
886	IMCD Group N.V.	47,725
45,444	ING Groep N.V.	740,716
396	InterXion Holding N.V.*	16,497
17,302	Koninklijke KPN N.V.	50,021
1,879	NXP Semiconductors N.V.*	198,704
1,505	Patheon N.V.*	40,500
12,029	Royal Dutch Shell plc Class A	312,374
25,361	Van Lanschot N.V.	689,262
1,030	Wolters Kluwer N.V.	43,707

		2,876,877

	New Zealand - 0.0%
17,211	New Zealand Refining Co., Ltd.	27,609
8,061	Z Energy Ltd.	41,252

		68,861

Shares or Principal Amount		Market Value†
COMMON STOCKS - 60.5% - (continued)
	Norway - 0.1%
2,692	Entra ASA(1)	$30,883
7,598	Statoil ASA	125,131

		156,014

	Philippines - 0.0%
177,141	Cemex Holdings Philippines*(1)	26,023

	Russia - 0.0%
4,638	Etalon Group Ltd. GDR	17,856

	Singapore - 0.2%
1,325	Broadcom Ltd.	292,573
2,394	City Developments Ltd.	18,474
97,500	Genting Singapore plc	77,682
7,330	Mapletree Industrial Trust REIT	9,391
34,800	Sembcorp Marine Ltd.	40,511
30,662	Singapore Exchange Ltd.	162,475

		601,106

	South Africa - 0.2%
40,580	AngloGold Ashanti Ltd.	464,719
399	Naspers Ltd. Class N	75,870

		540,589

	South Korea - 1.5%
4,926	DuzonBizon Co., Ltd.	117,717
25,221	Finetex EnE, Inc.*	128,898
1,342	Hankook Tire Co., Ltd.	69,449
5,865	Hanwha Techwin Co., Ltd.*	267,832
1,319	Hyundai Motor Co.	166,823
12,475	Koh Young Technology, Inc.	588,456
7,290	Korea Aerospace Industries Ltd.	408,599
3,247	KT Corp. ADR	53,868
3,355	LIG Nex1 Co., Ltd.	237,805
184	Netmarble Games Corp.*(1)	25,641
1,179	Samsung Electronics Co., Ltd.	2,311,344
7,678	SK Hynix, Inc.	363,733

		4,740,165

	Spain - 0.2%
1,225	Axiare Patrimonio SOCIMI S.A. REIT	20,336
21,070	Iberdrola S.A.	151,468
13,967	Neinor Homes SLU*(1)	275,454
6,364	Repsol S.A.	100,445

		547,703

	Sweden - 0.4%
1,658	BillerudKorsnas AB	26,562
1,890	D Carnegie & Co. AB*	22,939
579	Hufvudstaden AB Class A	9,071
7,210	Sandvik AB	115,591
13,953	Swedbank AB Class A	330,687
97,250	Telefonaktiebolaget LM Ericsson ADR	631,152

		1,136,002

	Switzerland - 0.7%
3,572	ABB Ltd. ADR	87,871
90	Flughafen Zuerich AG	19,834
8,295	Julius Baer Group Ltd.*	432,557
10,613	LafargeHolcim Ltd.	601,846
929	Novartis AG	71,519
653	Roche Holding AG	170,867
36	Swisscom AG	15,699
2,927	TE Connectivity Ltd.	226,462

The accompanying notes are an integral part of these financial statements.

83

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 60.5% - (continued)
	Switzerland - 0.7% - (continued)
24,644	UBS Group AG	$420,694
10,198	Weatherford International plc*	58,842

		2,106,191

	Taiwan - 2.2%
37,603	Accton Technology Corp.	85,299
21,968	Advanced Ceramic X Corp.	231,322
13,244	Advantech Co., Ltd.	107,061
16,931	Airtac International Group	193,543
8,603	ASPEED Technology, Inc.	166,830
28,839	Catcher Technology Co., Ltd.	296,158
47,956	Chroma ATE, Inc.	149,921
3,572	Chunghwa Precision Test Tech Co., Ltd.	138,972
25,210	Delta Electronics, Inc.	141,900
166,019	E Ink Holdings, Inc.	169,347
56,628	Elite Material Co., Ltd.	225,862
26,899	Globalwafers Co., Ltd.	192,050
169,021	Hota Industrial Manufacturing Co., Ltd.	744,381
68,626	Kingpak Technology, Inc.	390,347
39,161	Land Mark Optoelectronics Corp.	343,340
2,658	Largan Precision Co., Ltd.	441,413
11,517	Nanoplus Ltd.*	45,152
11,751	Parade Technologies Ltd.	137,854
47,200	Realtek Semiconductor Corp.	159,619
8,980	Silergy Corp.	162,385
2,809	Silicon Motion Technology Corp. ADR	136,377
76,065	Sino-American Silicon Products, Inc.	110,345
70,588	Superalloy Industrial Co., Ltd.	414,109
177,286	Taiwan Semiconductor Manufacturing Co., Ltd.	1,142,058
59,700	Vanguard International Semiconductor Corp.	113,859
10,312	Voltronic Power Technology Corp.	147,138
38,307	Win Semiconductors Corp.	170,602

		6,757,244

	Thailand - 0.3%
56,370	Delta Electronics Thailand PCL	149,929
238,370	KCE Electronics PCL	733,923
32,600	LPN Development PCL	11,027
12,700	PTT Exploration & Production PCL	35,706

		930,585

	United Kingdom - 3.1%
5,906	Anglo American plc*	84,559
8,110	AstraZeneca plc ADR	245,327
59,589	Babcock International Group plc	694,153
11,867	BAE Systems plc	96,383
10,235	BBA Aviation plc	41,288
11,637	British American Tobacco plc	786,234
46,405	BT Group plc	183,065
527	Cardtronics plc Class A*	21,913
469,059	Cobham plc	804,970
2,634	Coca-Cola European Partners plc	101,725
5,258	ConvaTec Group plc*(1)	20,914
391	Croda International plc	19,059
10,078	Delphi Automotive plc	810,271
29,678	Domino’s Pizza Group plc	126,989
26,807	Glencore plc*	105,355
1,287	Great Portland Estates plc REIT	11,532
848	Hikma Pharmaceuticals plc	21,277
4,887	Hunting plc	35,553
127,456	Ibstock plc(1)	378,207

Shares or Principal Amount		Market Value†
COMMON STOCKS - 60.5% - (continued)
	United Kingdom - 3.1% - (continued)
13,099	Just Eat plc*	$97,920
9,994	KAZ Minerals plc*	65,182
144	Liberty Global plc LiLAC Class A*	3,092
2,982	National Grid plc	38,612
15,169	Prudential plc	336,658
80,611	QinetiQ Group plc	306,762
2,577	Rio Tinto plc	101,663
5,285	RPC Group plc	55,518
3,355	Safestore Holdings plc REIT	17,611
2,878	Severn Trent plc	86,636
4,958	Smith & Nephew plc	81,456
9,090	STERIS plc	670,842
823	Tritax Big Box plc*	43
9,058	Tritax Big Box plc REIT	16,425
4,265	UBM plc	39,227
22,326	Ultra Electronics Holdings plc	604,304
11,700	Unilever plc	601,945
1,565	UNITE Group plc	13,115
14,580	Willis Towers Watson plc	1,933,600
5,568	Zegona Communications plc	10,349

		9,669,734

	United States - 24.3%
4,297	Abbott Laboratories	187,521
697	Acadia Healthcare Co., Inc.*	30,375
300	Acadia Realty Trust REIT	8,724
1,017	Accenture plc Class A	123,362
52,350	ACCO Brands Corp.*	745,987
327	Acuity Brands, Inc.	57,585
16,661	Advance Auto Parts, Inc.	2,368,195
805	AdvanSix, Inc.*	21,944
10,263	Aetna, Inc.	1,386,223
779	AGCO Corp.	49,848
283,937	Alacer Gold Corp.*	449,290
332	Alexandria Real Estate Equities, Inc. REIT	37,353
3,055	Alkermes plc*	177,954
2,450	Alleghany Corp.*	1,496,215
714	Allegion plc	56,149
1,558	Allergan plc	379,934
1,038	Alliance Data Systems Corp.	259,116
2,131	Alliant Energy Corp.	83,791
876	Alnylam Pharmaceuticals, Inc.*	46,954
71	Alphabet, Inc. Class A*	65,641
641	Alphabet, Inc. Class C*	580,720
6,001	Altria Group, Inc.	430,752
1,104	Amazon.com, Inc.*	1,021,189
12,272	American Tower Corp. REIT	1,545,536
3,867	AMETEK, Inc.	221,192
1,847	Anadarko Petroleum Corp.	105,316
2,623	Analog Devices, Inc.	199,873
7,950	Anthem, Inc.	1,414,225
876	Apartment Investment & Management Co. Class A, REIT	38,316
3,891	Apple, Inc.	558,942
36,110	Aramark	1,318,737
610	Arch Coal, Inc. Class A*	42,846
16,930	Arena Pharmaceuticals, Inc.*	22,686
305,074	Argonaut Gold, Inc.*	491,676
1,563	Arista Networks, Inc.*	218,257
408	athenahealth, Inc.*	39,988
1,790	Autodesk, Inc.*	161,225

The accompanying notes are an integral part of these financial statements.

84

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 60.5% - (continued)
	United States - 24.3% - (continued)
1,244	Automatic Data Processing, Inc.	$129,986
325	AvalonBay Communities, Inc. REIT	61,698
2,128	Avangrid, Inc.	92,568
1,060	Ball Corp.	81,503
33,625	Bank of America Corp.	784,807
674	Baxter International, Inc.	37,528
706	Becton Dickinson and Co.	132,001
14,720	Belden, Inc.	1,025,984
7,540	Berkshire Hathaway, Inc. Class B*	1,245,683
340	Biogen, Inc.*	92,211
118,988	Bizlink Holding, Inc.	711,994
1,071	Boeing Co.	197,953
2,809	Boise Cascade Co.*	85,675
308	Boston Properties, Inc. REIT	38,993
9,552	Boston Scientific Corp.*	251,982
7,450	Bristol-Myers Squibb Co.	417,572
1,222	Brookdale Senior Living, Inc.*	15,874
537	Cabot Corp.	32,322
2,025	Cabot Oil & Gas Corp.	47,061
275	CACI International, Inc. Class A*	32,450
8,592	Capital One Financial Corp.	690,625
1,476	Cardinal Health, Inc.	107,143
439	Carlisle Cos., Inc.	44,510
2,745	Cavium, Inc.*	188,993
1,241	CBS Corp. Class B	82,601
831	Celanese Corp. Series A	72,330
1,970	Celgene Corp.*	244,379
11,995	Cerner Corp.*	776,676
958	Charter Communications, Inc. Class A*	330,663
2,639	Chevron Corp.	281,581
8,905	Cigna Corp.	1,392,475
38,772	Cisco Systems, Inc.	1,320,962
11,774	Citigroup, Inc.	696,079
1,950	Cognizant Technology Solutions Corp. Class A*	117,449
14,070	Comcast Corp. Class A	551,403
3,510	ConocoPhillips	168,164
1,311	Constellation Brands, Inc. Class A	226,200
11,240	Conyers Park Acquisition Corp. UNIT*	143,422
221	Coresite Realty Corp. REIT	21,625
937	Corporate Office Properties Trust REIT	30,677
1,821	Costco Wholesale Corp.	323,264
74,860	Coty, Inc. Class A	1,336,251
258	Crown Castle International Corp.	24,407
1,008	Crown Holdings, Inc.*	56,539
20,070	CST Brands, Inc.	969,180
3,895	CSX Corp.	198,022
13,586	Danaher Corp.	1,132,121
4,810	Deltic Timber Corp.	372,150
30,460	Dorian LPG Ltd.*	276,881
916	Douglas Emmett, Inc. REIT	34,506
2,268	Dow Chemical Co.	142,430
1,637	Dr Pepper Snapple Group, Inc.	150,031
1,377	Duke Energy Corp.	113,603
919	Duke Realty Corp. REIT	25,484
2,414	Eaton Corp. plc	182,595
3,680	eBay, Inc.*	122,949
343	Edison International	27,430
335	Edwards Lifesciences Corp.*	36,739
565	Electronic Arts, Inc.*	53,573
4,218	Eli Lilly & Co.	346,129

Shares or Principal Amount		Market Value†
COMMON STOCKS - 60.5% - (continued)
	United States - 24.3% - (continued)
852	Empire State Realty Trust, Inc. Class A, REIT	$17,722
637	Energen Corp.*	33,118
9,168	Envision Healthcare Corp.*	513,683
1,447	EOG Resources, Inc.	133,848
938	Equifax, Inc.	126,921
99	Equinix, Inc. REIT	41,352
367	Equity LifeStyle Properties, Inc. REIT	29,694
10,090	Era Group, Inc.*	128,244
136	Essex Property Trust, Inc. REIT	33,248
3,027	Estee Lauder Cos., Inc. Class A	263,773
1,847	Eversource Energy	109,712
1,019	Expedia, Inc.	136,261
264	Extra Space Storage, Inc. REIT	19,940
6,269	Exxon Mobil Corp.	511,864
2,992	Facebook, Inc. Class A*	449,548
2,389	FedEx Corp.	453,193
814	First Solar, Inc.*	24,054
5,010	Fiserv, Inc.*	596,891
1,457	FleetCor Technologies, Inc.*	205,641
12,670	Flex Ltd.*	195,878
751	Forest City Realty Trust, Inc. Class A REIT	16,973
1,496	Fortive Corp.	94,637
12,090	GATX Corp.	724,191
645	General Dynamics Corp.	124,995
7,253	General Motors Co.	251,244
1,650	Genesee & Wyoming, Inc. Class A*	111,804
5,843	Genpact Ltd.	142,686
425	GGP, Inc. REIT	9,184
4,565	Global Payments, Inc.	373,234
1,452	Goldman Sachs Group, Inc.	324,958
3,614	Goodyear Tire & Rubber Co.	130,935
6,856	Graphic Packaging Holding Co.	93,104
1,302	GrubHub, Inc.*	55,960
1,049	HCA Holdings, Inc.*	88,336
1,308	HCP, Inc. REIT	41,006
1,356	HD Supply Holdings, Inc.*	54,647
449	Healthcare Trust of America, Inc. Class A, REIT	14,319
485	Heico Corp. Class A	29,731
2,630	Herbalife Ltd.*	166,374
1,755	Hess Corp.	85,697
475	Highwoods Properties, Inc. REIT	24,168
324	Hilton Grand Vacations, Inc.*	10,844
1,435	Hilton Worldwide Holdings, Inc.	84,622
2,685	Home Depot, Inc.	419,128
18,286	Hostess Brands, Inc.*	313,422
404	Hudson Pacific Properties, Inc. REIT	13,881
3,010	Humana, Inc.	668,160
693	Illinois Tool Works, Inc.	95,696
493	Illumina, Inc.*	91,136
1,540	Incyte Corp.*	191,391
2,074	Ingersoll-Rand plc	184,068
36	Ingevity Corp.*	2,276
4,454	Intel Corp.	161,012
1,061	International Paper Co.	57,262
466	Invitation Homes, Inc. REIT*	10,042
3,484	Ironwood Pharmaceuticals, Inc.*	56,859
766	Itron, Inc.*	49,675
1,176	J.B. Hunt Transport Services, Inc.	105,440
1,504	Johnson & Johnson	185,699

The accompanying notes are an integral part of these financial statements.

85

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 60.5% - (continued)
	United States - 24.3% - (continued)
7,413	JP Morgan Chase & Co.	$644,931
713	Kennedy-Wilson Holdings, Inc. REIT	14,545
5,887	Kinder Morgan, Inc.	121,449
10,775	Knight Transportation, Inc.	369,583
541	LaSalle Hotel Properties REIT	15,451
9,199	Legg Mason, Inc.	343,859
10,045	Leidos Holdings, Inc.	528,970
2,234	Liberty Global plc Class A*	79,128
32,437	Liberty Global plc Series C*	1,122,645
2,273	Liberty Media Corp-Liberty Braves Class A*	56,439
1,295	Liberty Media Corp-Liberty Media*	45,351
480	LifePoint Health, Inc.*	29,832
602	Lockheed Martin Corp.	162,209
1,782	Louisiana-Pacific Corp.*	45,869
7,420	Lumentum Holdings, Inc.*	317,205
270	LyondellBasell Industries N.V. Class A	22,885
2,274	M&T Bank Corp.	353,402
9,000	MACOM Technology Solutions Holdings, Inc.*	439,920
9,882	ManTech International Corp. Class A	350,811
1,567	Martin Marietta Materials, Inc.	345,038
23,750	Maxim Integrated Products, Inc.	1,048,562
3,824	MaxLinear, Inc. Class A*	106,422
784	McKesson Corp.	108,419
2,441	Medicines Co.*	120,390
3,996	Medtronic plc	332,028
3,107	Merck & Co., Inc.	193,659
637	MGM Resorts International	19,562
2,210	Microchip Technology, Inc.	167,032
3,141	Micron Technology, Inc.*	86,911
878	MKS Instruments, Inc.	68,704
11,169	Molson Coors Brewing Co. Class B	1,070,995
912	Monsanto Co.	106,348
6,200	Monster Beverage Corp.*	281,356
20,380	Motorola Solutions, Inc.	1,752,069
3,660	Mylan N.V.*	136,701
3,039	National CineMedia, Inc.	36,073
3,852	Netflix, Inc.*	586,274
1,736	Newfield Exploration Co.*	60,100
5,531	NextEra Energy Partners L.P.	191,649
2,286	NextEra Energy, Inc.	305,318
4,395	NIKE, Inc. Class B	243,527
2,005	Northrop Grumman Corp.	493,150
6,250	NVIDIA Corp.	651,875
789	O’Reilly Automotive, Inc.*	195,790
2,858	Occidental Petroleum Corp.	175,881
38,530	Oclaro, Inc.*	308,625
2,722	OGE Energy Corp.	94,671
2,215	OMNOVA Solutions, Inc.*	21,043
2,155	Outfront Media, Inc. REIT	56,375
857	Owens-Illinois, Inc.*	18,700
633	Packaging Corp. of America	62,528
867	Park Hotels & Resorts, Inc. REIT	22,256
861	Parker-Hannifin Corp.	138,449
4,752	PayPal Holdings, Inc.*	226,765
15,447	Pentair plc	996,486
4,119	PepsiCo, Inc.	466,600
941	Physicians Realty Trust REIT	18,481
396	Pioneer Natural Resources Co.	68,504
6,577	PNC Financial Services Group, Inc.	787,596
16,329	Post Holdings, Inc.*	1,374,739

Shares or Principal Amount		Market Value†
COMMON STOCKS - 60.5% - (continued)
	United States - 24.3% - (continued)
673	PPG Industries, Inc.	$73,922
137	Priceline Group, Inc.*	253,014
166	PS Business Parks, Inc. REIT	20,176
266	Public Storage REIT	55,695
595	Regency Centers Corp. REIT	37,592
521	Regeneron Pharmaceuticals, Inc.*	202,403
658	Retail Opportunity Investments Corp. REIT	13,555
1,457	Rexford Industrial Realty, Inc. REIT	36,338
587	Rogers Corp.*	60,426
1,324	Salesforce.com, Inc.*	114,023
3,416	Schlumberger Ltd.	247,967
1,200	Schneider National, Inc. Class B*	22,776
104,715	Scorpio Tankers, Inc.	460,746
9,350	SEACOR Holdings, Inc.*	613,921
1,910	Seagate Technology plc	80,468
422	Sempra Energy	47,694
2,231	ServiceNow, Inc.*	210,785
364	Sherwin-Williams Co.	121,824
1,599	Signature Bank*	221,382
352	Simon Property Group, Inc. REIT	58,172
558	Skyworks Solutions, Inc.	55,655
266	SL Green Realty Corp. REIT	27,911
2,185	Southwestern Energy Co.*	16,409
8,290	SS&C Technologies Holdings, Inc.	304,575
1,721	Steel Dynamics, Inc.	62,197
1,155	Stryker Corp.	157,507
1,186	Summit Hotel Properties, Inc. REIT	19,605
241	Sun Communities, Inc. REIT	20,150
2,669	SunPower Corp.*	18,523
17,022	Synchrony Financial	473,212
1,663	Sysco Corp.	87,923
429	Taubman Centers, Inc. REIT	26,834
12,245	TCF Financial Corp.	202,165
417	Tesla, Inc.*	130,967
1,301	Tesoro Corp.	103,703
696	Thermo Fisher Scientific, Inc.	115,070
1,145	TJX Cos., Inc.	90,043
2,522	Total System Services, Inc.	144,536
3,108	Transocean Ltd.*	34,281
4,030	TransUnion*	161,321
10,669	Tutor Perini Corp.*	329,139
4,472	Twenty-First Century Fox, Inc. Class A	136,575
1,085	Twenty-First Century Fox, Inc. Class B	32,398
1,339	UGI Corp.	67,164
1,010	Ultragenyx Pharmaceutical, Inc.*	65,034
1,888	United Technologies Corp.	224,653
9,409	UnitedHealth Group, Inc.	1,645,446
156	Vail Resorts, Inc.	30,835
1,683	Valero Energy Corp.	108,739
2,851	VeriFone Systems, Inc.*	52,858
1,099	Verizon Communications, Inc.	50,455
790	Vertex Pharmaceuticals, Inc.*	93,457
2,522	Viacom, Inc. Class B	107,336
5,161	Visa, Inc. Class A	470,786
4,155	Vulcan Materials Co.	502,256
110	WageWorks, Inc.*	8,118
1,280	Walgreens Boots Alliance, Inc.	110,771
880	Walt Disney Co.	101,728
3,942	Warrior Met Coal, Inc.*	71,271
4,215	Wayfair, Inc. Class A*	192,668
495	WellCare Health Plans, Inc.*	75,938

The accompanying notes are an integral part of these financial statements.

86

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 60.5% - (continued)
		United States - 24.3% - (continued)
	16,880	Wells Fargo & Co.	$908,819
	1,119	WESCO International, Inc.*	68,203
	2,438	Western Digital Corp.	217,153
	182	Westlake Chemical Corp.	11,330
	162	WestRock Co.	8,677
	1,354	WEX, Inc.*	137,377
	4,034	Whiting Petroleum Corp.*	33,482
	3,185	Workday, Inc. Class A*	278,369
	596	Wynn Resorts Ltd.	73,314
	11,474	XPO Logistics, Inc.*	566,701
	1,984	Zillow Group, Inc. Class C*	77,376

			75,729,131

		Total Common Stocks (cost $161,332,068)	$188,231,970

MUNICIPAL BONDS - 0.0%
		General Obligation - 0.0%
$	100,000	City of Chicago, IL, GO 7.05%, 01/01/2029	$102,385

		Total Municipal Bonds (cost $100,000)	$102,385

CONVERTIBLE BONDS - 0.3%
		Electrical Components & Equipment - 0.1%
$	544,000	SunPower Corp. 0.88%, 06/01/2021	$424,320

		Oil & Gas - 0.1%
	239,000	PDC Energy, Inc. 1.13%, 09/15/2021	230,784

		Pharmaceuticals - 0.1%
	300,000	Herbalife Ltd. 2.00%, 08/15/2019	296,438

		Total Convertible Bonds (cost $967,593)	$951,542

EXCHANGE TRADED FUNDS - 8.4%
		Other Investment Pools & Funds - 8.4%
$	65,900	iShares JP Morgan USD Emerging Markets Bond ETF	$7,591,680
	13,758	iShares MSCI EAFE ETF	877,760
	658,020	PowerShares Senior Loan Portfolio	15,318,706
	26,400	SPDR Barclays Convertible Securities ETF	1,287,264
	3,684	SPDR S&P 500 ETF Trust	877,087
	6,905	TOPIX Exchange Traded Fund	98,335

			26,050,832

		Total Exchange Traded Funds (cost $26,561,765)	$26,050,832

PREFERRED STOCKS - 0.1%
		United States - 0.1%
$	655	Airbnb, Inc. Series E*(1)(9)(10)	$68,775
	8,725	Pinterest, Inc. Series G*(1)(9)(10)	61,075

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1% - (continued)
		United States - 0.1% - (continued)
$	4,556	Uber Technologies, Inc.*(1)(9)(10)	$222,206

			352,056

		Total Preferred Stocks (cost $194,292)	$352,056

CONVERTIBLE PREFERRED STOCKS - 0.2%
		United States - 0.2%
$	4,200	Hess Corp. 8.00%	$250,530
	4,150	WPX Energy, Inc. Series A 6.25%	227,378

			477,908

		Total Convertible Preferred Stocks (cost $489,258)	$477,908

WARRANTS - 0.1%
		British Virgin Islands - 0.0%
$	59,200	Atlas Mara Ltd. Expires 8/21/17*	$299

		Greece - 0.0%
	141,616	Alpha Bank A.E. Expires 12/10/17*	309

		United States - 0.1%
	35,100	Hangzhou Hikvision Digital Technology Co., Ltd. Expires 7/13/19*	186,100

		Total Warrants (cost $408,576)	$186,708

		Total Long-Term Investments (cost $271,393,500)	$297,273,407

SHORT-TERM INVESTMENTS - 4.0%
		Other Investment Pools & Funds - 4.0%
$	12,618,863	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$12,618,863

		Total Short-Term Investments (cost $12,618,863)	$12,618,863

Total Investments Excluding Purchased Options (cost $284,012,363)	99.6%	$309,892,270

Total Purchased Options (cost $99,897)	0.1%	$88,602

Total Investments (cost $284,112,260)^	99.7%	$309,980,872
Other Assets and Liabilities	0.3%	1,051,448

Total Net Assets	100.0%	$311,032,320

The accompanying notes are an integral part of these financial statements.

87

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2017, the Fund invested 1.5% of its total assets in the Subsidiary.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$34,108,376
Unrealized Depreciation	(8,239,764)

Net Unrealized Appreciation	$25,868,612

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $14,350,110, which represented 4.6% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $18,801,184, which represented 6.0% of total net assets.

(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(5)	The principal amount for these securities is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(6)	Represents or includes a TBA transaction.

(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $9,104,131 at April 30, 2017.

(8)	Securities disclosed are interest-only strips.

(9)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $381,516, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(10)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
07/2015	655	Airbnb, Inc. Series E Preferred	$60,977
04/2015	948,010	Mirabela Nickel Ltd.	96,780
03/2015	8,725	Pinterest, Inc. Series G Preferred	62,638
06/2014	4,556	Uber Technologies, Inc. Preferred	70,677

			$291,072

The accompanying notes are an integral part of these financial statements.

88

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

At April 30, 2017, the aggregate value of these securities was $381,516, which represented 0.1% of total net assets.

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

OTC Option Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
KOSPI 200 Index Option	JPM	267.57 KRW	06/21/17	KRW	15,020,807	$10,007	$32,389	$(22,382)

Total purchased option contracts					15,020,807	$10,007	$32,389	$(22,382)

Exchange Traded Option Contracts Outstanding at April 30, 2017
Description	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
CBOE SPX Volatility Index	24.00 USD	06/21/17	USD	36	$1,080	$4,753	$(3,673)
CBOE SPX Volatility Index	21.00 USD	07/19/17	USD	40	2,880	4,282	(1,402)
SPDR S&P 500 ETF Trust Index Option	2,375.00 USD	05/19/17	USD	31	69,595	50,934	18,661

Total Calls				107	$73,555	$59,969	$13,586

Puts
SPDR S&P 500 ETF Trust Index Option	180.00 USD	06/16/17	USD	40	$280	$1,482	$(1,202)
SPDR S&P 500 ETF Trust Index Option	185.00 USD	07/21/17	USD	40	800	1,682	(882)
iPath S&P 500 Vix Short-Term	5.00 USD	01/18/19	USD	88	3,960	4,374	(414)

Total Puts				168	$5,040	$7,538	$(2,498)

Total purchased option contracts				275	$78,595	$67,507	$11,088

Written option contracts:
Calls
iPath S&P 500 Vix Short-Term	35.00 USD	01/19/18	USD	(89)	$(4,450)	$(15,173)	$10,723
iPath S&P 500 Vix Short-Term	29.00 USD	01/18/19	USD	(48)	(11,904)	(16,029)	4,125
iPath S&P 500 Vix Short-Term	35.00 USD	01/18/19	USD	(22)	(4,048)	(7,193)	3,145

Total Calls				(159)	$(20,402)	$(38,395)	$17,993

Puts
IShares Russell 2000 ETF Trust Index Option	128.00 USD	06/16/17	USD	(22)	$(1,166)	$(5,059)	$3,893
IShares Russell 2000 ETF Trust Index Option	127.00 USD	09/15/17	USD	(23)	(4,462)	(7,888)	3,426
IShares Russell 2000 ETF Trust Index Option	132.00 USD	09/15/17	USD	(22)	(6,270)	(5,697)	(573)
SPDR S&P 500 ETF Trust Index Option	219.00 USD	06/16/17	USD	(40)	(2,040)	(10,678)	8,638
SPDR S&P 500 ETF Trust Index Option	215.00 USD	06/16/17	USD	(14)	(560)	(7,979)	7,419
SPDR S&P 500 ETF Trust Index Option	217.00 USD	06/16/17	USD	(14)	(631)	(6,202)	5,571
SPDR S&P 500 ETF Trust Index Option	220.00 USD	07/21/17	USD	(40)	(4,920)	(9,998)	5,078
SPDR S&P 500 ETF Trust Index Option	215.00 USD	09/15/17	USD	(14)	(2,772)	(10,793)	8,021
SPDR S&P 500 ETF Trust Index Option	222.00 USD	09/15/17	USD	(13)	(3,730)	(7,513)	3,783

Total Puts				(202)	$(26,551)	$(71,807)	$45,256

Total written option contracts				(361)	$(46,953)	$(110,202)	$63,249

The accompanying notes are an integral part of these financial statements.

89

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
10-Year Mini JGB Future	95	06/12/2017	$12,807,304	$12,870,913	$63,609
Australian 3-Year Bond Future	9	06/15/2017	749,135	755,592	6,457
Canadian Government 10-Year Bond Future	1	06/21/2017	99,947	102,238	2,291
Emerging Market (mini MSCI) Index Future	37	06/16/2017	1,736,942	1,811,150	74,208
Euro BUXL 30-Year Bond Future	7	06/08/2017	1,270,580	1,289,862	19,282
Euro-BTP Future	21	06/08/2017	2,991,324	3,012,905	21,581
Euro-Bund Future	20	06/08/2017	3,517,960	3,524,538	6,578
Euro-OAT Future	13	06/08/2017	2,080,390	2,121,869	41,479
Euro-Schatz Future	7	06/08/2017	856,098	855,841	(257)
FTSE 250 Index Future	76	06/16/2017	3,803,071	3,847,731	44,660
Japan 10-Year Bond Future	2	06/13/2017	2,696,042	2,709,486	13,444
S&P/TSX 60 Index Future	13	06/15/2017	1,737,270	1,746,222	8,952
U.S. 10-Year Ultra Future	1	06/21/2017	132,970	135,453	2,483
U.S. Treasury 10-Year Note Future	89	06/21/2017	11,058,935	11,188,969	130,034
U.S. Treasury 5-Year Note Future	3	06/30/2017	355,177	355,219	42
U.S. Ultra Bond Future	51	06/21/2017	8,161,747	8,309,812	148,065
Uranium Future	187	12/22/2017	1,292,923	1,077,587	(215,336)
WTI Crude Future	53	06/20/2017	2,660,950	2,629,860	(31,090)

Total					$336,482

Short position contracts:
CBOE VIX Future	8	07/19/2017	$119,579	$112,000	$7,579
Euro-BOBL Future	5	06/08/2017	720,316	718,175	2,141
FTSE 100 Index Future	41	06/16/2017	3,862,833	3,804,842	57,991
Long Gilt Future	2	06/28/2017	331,646	332,270	(624)
Nikkei 225 Index Future	26	06/08/2017	2,511,511	2,500,550	10,961
Nikkei 225 Index Future	17	06/08/2017	2,919,863	2,928,011	(8,148)
S&P 500 (E-Mini) Future	58	06/16/2017	6,838,296	6,903,450	(65,154)
U.S. Treasury 2-Year Note Future	21	06/30/2017	4,545,056	4,548,797	(3,741)

Total					$1,005

Total futures contracts					$337,487

TBA Sale Commitments Outstanding at April 30, 2017
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.50%	$525,000	05/01/2047	$(539,827)	$(1,456)
FNMA, 3.00%	2,650,000	05/01/2047	(2,646,894)	(8,311)
FNMA, 3.50%	5,000	05/01/2032	(5,225)	(7)
FNMA, 4.50%	855,000	05/01/2047	(919,793)	(2,820)
GNMA, 3.00%	937,500	05/01/2047	(950,098)	(996)
GNMA, 3.50%	1,950,000	05/01/2047	(2,026,629)	(1,980)

Total (proceeds $7,072,896)			$(7,088,466)	$(15,570)

At April 30, 2017, the aggregate market value of TBA Sale Commitments represented (2.3)% of total net assets.

The accompanying notes are an integral part of these financial statements.

90

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.8	MSC	USD	2,375,000	(0.50%)	10/17/57	$44,642	$—	$27,856	$(16,786)
CMBX.NA.BBB.7	MSC	USD	120,000	(3.00%)	01/17/47	8,498	—	9,358	860
CMBX.NA.BBB.7	MSC	USD	65,000	(3.00%)	01/17/47	4,706	—	4,926	220
CMBX.NA.BBB.7	CSFB	USD	175,000	(3.00%)	01/17/47	16,875	—	14,098	(2,777)

Total						$74,721	$—	$56,238	$(18,483)

Sell protection:
CMBX.NA.BBB.6	CSI	USD	115,000	3.00%	05/11/63	$—	$(16,439)	$(12,805)	$3,634
CMBX.NA.BBB.6	MSC	USD	90,000	3.00%	05/11/63	—	(10,754)	(10,473)	281
CMBX.NA.BBB.6	MSC	USD	60,000	3.00%	05/11/63	—	(6,802)	(6,681)	121
CMBX.NA.BBB.6	MSC	USD	120,000	3.00%	05/11/63	—	(11,212)	(13,362)	(2,150)
CMBX.NA.BBB.6	MSC	USD	120,000	3.00%	05/11/63	—	(11,212)	(13,362)	(2,150)

Total						$—	$(56,419)	$(56,683)	$(264)

Total traded indices						$74,721	$(56,419)	$(445)	$(18,747)

Credit default swaps on single-name issues:
Sell protection:
Brazil (Federated Republic of)	HSBC	USD	1,275,000	1.00%/1.95%	12/20/21	$—	$(90,551)	$(50,968)	$39,583

Total single-name issues						$—	$(90,551)	$(50,968)	$39,583

Total OTC contracts						$74,721	$(146,970)	$(51,413)	$20,836

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27	USD	3,425,000	(1.00%)	06/20/22	$(178,181)	$(147,816)	$30,365
CDX.EM.27	USD	2,325,000	(1.00%)	06/20/22	120,267	100,341	(19,926)
CDX.NA.HY.27	USD	3,638,250	(5.00%)	12/20/21	135,890	309,253	173,363
CDX.NA.HY.28	USD	425,000	(5.00%)	06/20/22	(27,857)	(33,701)	(5,844)

Total					$50,119	$228,077	$177,958

Credit default swaps on indices:
Sell protection:
CDX.NA.IG.27	USD	425,000	1.00%	12/20/21	$(4,584)	$(8,631)	$(4,047)

Total					$45,535	$219,446	$173,911

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

91

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
DEUT	0.35% Fixed	6M CHF LIBOR	CHF	2,400,000	09/21/26	$—	$—	$101,709	$101,709
DEUT	0.35% Fixed	6M CHF LIBOR	CHF	2,400,000	09/21/26	—	—	520	520

Total						$—	$—	$102,229	$102,229

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017
Payments made by Fund	Payments received by Fund		Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
1M MXN TIIE	7.71	% Fixed	MXN	16,000,000	02/23/27	$—	$—	$15,672	$15,672
6M HUF BUBOR	0.72	% Fixed	HUF	643,375,000	05/02/20	—	—	7,735	7,735

Total						$—	$—	$23,407	$23,407

OTC Total Return Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Financial Select Sector SPDR ETF	MSC	USD	2,452,391	(1M LIBOR + 0.30%)	11/30/17	$—	$—	$—	$0
GSCBWSEW	GSC	USD	3,601,609	1M LIBOR - 0.40%	07/31/17	—	—	—	0
GSGLWIIN	GSC	USD	2,341,677	1M LIBOR - 4.00%	05/31/17	—	—	(17,410)	(17,410)
iPath S&P 500 VIX	MSC	USD	14,600	1M LIBOR - 3.00%	11/15/17	—	—	1,976	1,976
iPath S&P 500 VIX	MSC	USD	18,910	1M LIBOR - 3.00%	11/18/17	—	—	2,369	2,369
iPath S&P 500 VIX	MSC	USD	11,765	1M LIBOR - 3.00%	11/21/17	—	—	1,498	1,498
iPath S&P 500 VIX	MSC	USD	7,659	1M LIBOR - 3.00%	12/06/17	—	—	424	424
iPath S&P 500 VIX	MSC	USD	36,465	1M LIBOR - 3.00%	12/20/17	—	—	4,569	4,569
iPath S&P 500 VIX	MSC	USD	18,838	1M LIBOR - 3.00%	12/29/17	—	—	—	0
iPath S&P 500 VIX	MSC	USD	20,390	1M LIBOR - 3.00%	01/05/18	—	—	$1,463	1,463
iPath S&P 500 VIX	MSC	USD	16,182	1M LIBOR - 3.00%	01/12/18	—	—	2,628	2,628
iPath S&P 500 VIX	DEUT	USD	261,010	1M LIBOR - 3.20%	01/12/18	—	—	(45,132)	(45,132)
iPath S&P 500 VIX	MSC	USD	15,400	1M LIBOR - 3.00%	01/31/18	—	—	—	0
iPath S&P 500 VIX	MSC	USD	25,201	1M LIBOR - 3.00%	08/07/17	—	—	2,206	2,206
iPath S&P 500 VIX	DEUT	USD	6,354	1M LIBOR - 2.95%	09/13/17	—	—	1,131	1,131
iPath S&P 500 VIX	MSC	USD	16,185	1M LIBOR - 3.00%	09/21/17	—	—	2,061	2,061
iPath S&P 500 VIX	MSC	USD	15,911	1M LIBOR - 3.00%	09/29/17	—	—	—	0
iPath S&P 500 VIX	MSC	USD	19,558	1M LIBOR - 3.00%	09/29/17	—	—	—	0
iPath S&P 500 VIX	MSC	USD	57,998	1M LIBOR - 3.00%	10/11/17	—	—	9,200	9,200
iPath S&P 500 VIX	MSC	USD	15,090	1M LIBOR - 3.00%	02/09/18	—	—	1,821	1,821
iPath S&P 500 VIX	MSC	USD	4,705	1M LIBOR - 3.00%	02/14/18	—	—	637	637
iPath S&P 500 VIX	MSC	USD	9,967	1M LIBOR - 3.00%	03/19/18	—	—	1,472	1,472
IShares MSCI Min Vol USA ETF	BOA	USD	2,446,405	(1M LIBOR + 0.15%)	11/30/17	—	—	—	0
MSCI South Africa Index	GSC	USD	2,078,652	(1M LIBOR + 0.33%)	09/29/17	—	—	—	0
Swiss Market	GSC	CHF	593,687	Swiss Market Index Future	06/16/17	—	—	18,767	18,767
VelocityShares Inverse VIX	MSC	USD	1,812	1M LIBOR - 3.43%	04/10/18	—	—	(366)	(366)

Total						$—	$—	$(10,686)	$(10,686)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Buy	05/31/17	CBA	$2,796,124	$2,766,013	$(30,111)
AUD	Buy	05/31/17	ANZ	2,796,173	2,765,264	(30,909)
AUD	Sell	05/31/17	ANZ	380,643	376,435	4,208

The accompanying notes are an integral part of these financial statements.

92

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Sell	05/31/17	CBA	$380,533	$376,435	$4,098
AUD	Sell	05/31/17	TDB	68,020	68,102	(82)
BRL	Buy	05/03/17	SCB	1,098,987	1,106,544	7,557
BRL	Buy	05/03/17	SCB	1,098,987	1,106,544	7,557
BRL	Buy	05/03/17	SCB	1,033,016	1,040,119	7,103
BRL	Buy	05/03/17	SCB	65,970	66,424	454
BRL	Buy	05/03/17	SSG	5,017	5,037	20
BRL	Buy	05/03/17	HSBC	1,118,070	1,101,507	(16,563)
BRL	Buy	06/02/17	BNP	1,241	1,249	8
BRL	Sell	05/03/17	SCB	1,112,941	1,106,544	6,397
BRL	Sell	05/03/17	HSBC	60,968	61,387	(419)
BRL	Sell	05/03/17	HSBC	1,033,017	1,040,120	(7,103)
BRL	Sell	05/03/17	HSBC	1,093,984	1,101,507	(7,523)
BRL	Sell	05/03/17	HSBC	1,093,984	1,101,507	(7,523)
BRL	Sell	06/02/17	HSBC	1,109,490	1,092,903	16,587
CAD	Buy	05/31/17	TDB	46,829	46,905	76
CAD	Buy	05/31/17	ANZ	7,614,355	7,486,423	(127,932)
CAD	Sell	05/31/17	ANZ	7,252,832	7,130,974	121,858
CHF	Buy	05/31/17	SCB	5,030,488	5,032,378	1,890
CHF	Sell	05/31/17	TDB	101,634	101,715	(81)
CHF	Sell	05/31/17	SCB	3,383,524	3,384,794	(1,270)
CLP	Buy	05/31/17	HSBC	317,870	310,095	(7,775)
CLP	Sell	05/31/17	BNP	6,283	6,272	11
CNY	Buy	05/31/17	BNP	56,668	56,706	38
CNY	Sell	05/31/17	JPM	2,806,106	2,805,375	731
COP	Buy	05/31/17	HSBC	365,696	354,802	(10,894)
COP	Sell	05/31/17	BNP	1,228	1,230	(2)
DKK	Buy	05/31/17	SCB	790,417	800,695	10,278
DKK	Sell	05/31/17	TDB	16,129	16,134	(5)
EUR	Buy	05/31/17	TDB	26,836	27,276	440
EUR	Buy	05/31/17	TDB	275,862	276,028	166
EUR	Sell	05/31/17	TDB	54,518	54,551	(33)
EUR	Sell	05/31/17	BNP	171,040	171,290	(250)
EUR	Sell	05/31/17	DEUT	112,005	112,375	(370)
EUR	Sell	05/31/17	UBS	1,168,768	1,188,120	(19,352)
EUR	Sell	05/31/17	CBK	28,106,426	28,497,435	(391,009)
GBP	Buy	05/31/17	TDB	69,917	70,003	86
GBP	Sell	05/31/17	UBS	9,594,055	9,717,433	(123,378)
HKD	Buy	05/31/17	HSBC	1,238,335	1,237,988	(347)
HKD	Sell	05/31/17	BNP	25,088	25,087	1
IDR	Buy	05/31/17	SSG	261,364	261,530	166
IDR	Sell	05/31/17	BNP	5,296	5,290	6
ILS	Buy	05/26/17	CBK	1,596,931	1,614,945	18,014
ILS	Sell	05/26/17	BNP	32,616	32,608	8
ILS	Sell	05/26/17	CBK	40,442	40,898	(456)
INR	Buy	05/31/17	BNP	199,240	198,766	(474)
INR	Sell	05/31/17	BCLY	5,248,220	5,268,461	(20,241)
INR	Sell	05/31/17	SCB	5,237,594	5,268,491	(30,897)
JPY	Buy	05/31/17	TDB	165,144	165,140	(4)
JPY	Sell	05/01/17	SSG	1,839,986	1,830,075	9,911
JPY	Sell	05/31/17	HSBC	11,081,122	10,960,014	121,108
JPY	Sell	05/31/17	NOM	7,318,353	7,233,604	84,749
JPY	Sell	05/31/17	DEUT	3,761,761	3,726,391	35,370
KRW	Buy	05/31/17	BCLY	8,434	8,449	15
KRW	Sell	05/31/17	BNP	427,792	428,037	(245)
MXN	Buy	05/31/17	CBK	736,242	726,509	(9,733)
MXN	Sell	05/31/17	CBK	2,209,261	2,180,056	29,205
MXN	Sell	05/31/17	BNP	8,916	8,980	(64)

The accompanying notes are an integral part of these financial statements.

93

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
MYR	Buy	05/31/17	BCLY	$5,762	$5,750	$(12)
MYR	Sell	05/31/17	BCLY	276,458	279,688	(3,230)
NOK	Buy	05/31/17	GSC	5,182,886	5,175,857	(7,029)
NOK	Sell	05/31/17	TDB	82,789	82,610	179
NZD	Buy	05/31/17	TDB	74,787	74,780	(7)
NZD	Sell	05/31/17	GSC	2,981,453	2,913,654	67,799
NZD	Sell	05/31/17	WEST	2,982,012	2,915,027	66,985
PEN	Buy	05/31/17	BOA	224,615	224,149	(466)
PEN	Sell	05/31/17	BCLY	4,605	4,606	(1)
PHP	Buy	05/31/17	DEUT	1,295,953	1,290,903	(5,050)
PHP	Sell	05/31/17	BCLY	3,798	3,817	(19)
PLN	Buy	05/31/17	GSC	1,362,162	1,391,763	29,601
PLN	Sell	05/31/17	BNP	16,486	16,492	(6)
PLN	Sell	05/31/17	GSC	2,141,477	2,188,013	(46,536)
RUB	Buy	05/31/17	UBS	629,034	623,145	(5,889)
RUB	Sell	05/31/17	UBS	3,294,251	3,263,410	30,841
RUB	Sell	05/31/17	BCLY	12,601	12,611	(10)
SEK	Buy	05/31/17	GSC	11,698,267	11,826,551	128,284
SEK	Sell	05/31/17	TDB	216,113	216,110	3
SGD	Buy	05/31/17	BCLY	1,635,191	1,635,319	128
SGD	Sell	05/31/17	BCLY	25,058	25,060	(2)
SGD	Sell	05/31/17	BNP	32,922	32,935	(13)
THB	Buy	05/31/17	JPM	18,642	18,643	1
THB	Sell	05/31/17	JPM	931,645	925,189	6,456
TRY	Buy	05/31/17	GSC	120,291	123,342	3,051
TRY	Sell	05/31/17	BNP	2,233	2,233	—
TWD	Buy	05/31/17	BCLY	111,619	111,734	115
TWD	Sell	05/31/17	UBS	5,478,965	5,523,329	(44,364)
ZAR	Buy	05/31/17	JPM	658,889	647,544	(11,345)
ZAR	Sell	05/31/17	BNP	13,088	13,095	(7)

Total						$(147,472)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

The accompanying notes are an integral part of these financial statements.

94

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments) - (continued)

Currency Abbreviations: - (continued)
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
ZAR	South African Rand

Index Abbreviations:
CBOE	Chicago Board Options Exchange
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
FTSE	Financial Times and Stock Exchange
KOSPI	Korea Composite Stock Price
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SPX	Standard & Poor’s 500 Index

Other Abbreviations:
ADR	American Depositary Receipt
BUBOR	Budapest Interbank Offered Rate
CLO	Collateralized Loan Obligation
EM	Emerging Markets
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
KOSPI	Korea Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced
TIIE	Interbank Equilibrium Interest Rate

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

95

The Hartford Global All-Asset Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$13,435,370	$—	$13,435,370	$—
Corporate Bonds	14,117,602	—	14,117,602	—
Foreign Government Obligations	32,474,671	—	32,474,671	—
U.S. Government Agencies	13,915,929	—	13,915,929	—
U.S. Government Securities	6,976,434	—	6,976,434	—
Common Stocks
Argentina	45,642	45,642	—	—
Australia	3,009,839	823,660	2,156,719	29,460
Austria	1,622,503	—	1,622,503	—
Belgium	1,202,166	120,374	1,081,792	—
Bermuda	993,875	993,875	—	—
Brazil	231,402	231,402	—	—
British Virgin Islands	150,627	150,627	—	—
Canada	3,142,228	3,142,228	—	—
China	4,302,676	1,432,461	2,870,215	—
Denmark	661,384	286,357	375,027	—
Egypt	645,994	—	645,994	—
Finland	809,828	703,103	106,725	—
France	6,480,077	19,105	6,460,972	—
Germany	3,681,977	34,117	3,647,860	—
Greece	3,237,900	776,922	2,460,978	—
Hong Kong	1,666,348	93,107	1,573,241	—
Iceland	2,380,814	2,380,814	—	—
India	19,542,998	—	19,542,998	—
Indonesia	402,241	324,124	78,117	—
Ireland	3,195,904	2,281,881	914,023	—
Israel	651,014	134,900	516,114	—
Italy	3,108,175	218,005	2,890,170	—
Japan	19,689,120	69,541	19,619,579	—
Jersey	527,183	—	527,183	—
Kenya	27,812	27,812	—	—
Luxembourg	263,586	71,804	191,782	—
Malaysia	180,859	180,859	—	—
Mauritius	375,544	375,544	—	—
Mexico	98,173	98,173	—	—
Netherlands	2,876,877	1,049,779	1,827,098	—
New Zealand	68,861	—	68,861	—
Norway	156,014	30,883	125,131	—
Philippines	26,023	26,023	—	—
Russia	17,856	17,856	—	—
Singapore	601,106	292,573	308,533	—
South Africa	540,589	—	540,589	—
South Korea	4,740,165	53,868	4,686,297	—
Spain	547,703	295,790	251,913	—
Sweden	1,136,002	654,091	481,911	—
Switzerland	2,106,191	373,175	1,733,016	—
Taiwan	6,757,244	697,624	6,059,620	—
Thailand	930,585	930,585	—	—
United Kingdom	9,669,734	4,652,586	5,017,148	—
United States	75,729,131	75,017,137	711,994	—
Municipal Bonds	102,385	—	102,385	—
Convertible Bonds	951,542	—	951,542	—
Exchange Traded Funds	26,050,832	25,952,497	98,335	—
Preferred Stocks	352,056	—	—	352,056
Convertible Preferred Stocks	477,908	477,908	—	—
Warrants	186,708	608	186,100	—
Short-Term Investments	12,618,863	12,618,863	—	—
Purchased Options	88,602	78,595	10,007	—

The accompanying notes are an integral part of these financial statements.

96

The Hartford Global All-Asset Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Foreign Currency Contracts(2)	$821,559	$—	$821,559	$—
Futures Contracts(2)	661,837	661,837	—	—
Swaps - Credit Default(2)	248,427	—	248,427	—
Swaps - Interest Rate(2)	125,636	—	125,636	—
Swaps - Total Return(2)	52,222	—	52,222	—

Total	$311,890,553	$138,898,715	$172,610,322	$381,516

Liabilities
Foreign Currency Contracts(2)	$(969,031)	$—	$(969,031)	$—
Futures Contracts(2)	(324,350)	(324,350)	—	—
Swaps - Credit Default(2)	(53,680)	—	(53,680)	—
Swaps - Total Return(2)	(62,908)	—	(62,908)	—
TBA Sale Commitments	(7,088,466)	—	(7,088,466)	—
Written Options	(46,953)	(46,953)	—	—

Total	$(8,545,388)	$(371,303)	$(8,174,085)	$—

(1)	For the six-month period ended April 30, 2017, investments valued at $875,145 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $3,767,039 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in or out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

97

The Hartford Growth Allocation Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 100.1%
	Alternative Funds - 6.9%
2,287,328	Hartford Real Total Return Fund, Class F*	$20,380,089
3,062,849	The Hartford Global Real Asset Fund, Class F*	26,983,704

	Total Alternative Funds (cost $47,929,832)	$47,363,793

	Domestic Equity Funds - 58.7%
4,210,627	Hartford Core Equity Fund, Class F*	111,202,656
4,627,124	Hartford Small Cap Core Fund, Class F*	62,142,270
3,968,280	The Hartford Equity Income Fund, Class F	76,111,608
1,498,318	The Hartford Growth Opportunities Fund, Class F*	62,734,591
3,251,026	The Hartford MidCap Fund, Class F*	90,508,563

	Total Domestic Equity Funds (cost $394,104,616)	$402,699,688

	International/Global Equity Funds - 18.7%
3,296,523	Hartford Schroders International Multi-Cap Value Fund, Class F	31,218,073
3,980,047	The Hartford International Opportunities Fund, Class F*	62,327,541
2,265,642	The Hartford International Small Company Fund, Class F*	34,936,196

	Total International/Global Equity Funds (cost $124,278,669)	$128,481,810

	Multi-Strategy Funds - 4.0%
2,475,601	The Hartford Global All-Asset Fund, Class F*	27,776,243

	Total Multi-Strategy Funds (cost $27,355,391)	$27,776,243

	Taxable Fixed Income Funds - 11.8%
2,728,559	The Hartford Quality Bond Fund, Class F	27,203,734
1,381,148	The Hartford Short Duration Fund, Class F	13,645,740
2,312,264	The Hartford Strategic Income Fund, Class F	20,556,027
1,882,733	The Hartford World Bond Fund, Class F*	19,486,287

	Total Taxable Fixed Income Funds (cost $80,565,769)	80,891,788

	Total Affiliated Investment Companies (cost $674,234,277)	$687,213,322

	Total Long-Term Investments (cost $674,234,277)	$687,213,322

Total Investments (cost $674,234,277)^	100.1%	$687,213,322
Other Assets and Liabilities	(0.1)%	(666,783)

Total Net Assets	100.0%	$686,546,539

The accompanying notes are an integral part of these financial statements.

98

The Hartford Growth Allocation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$13,545,083
Unrealized Depreciation	(566,038)

Net Unrealized Appreciation	$12,979,045

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

99

The Hartford Growth Allocation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$687,213,322	$687,213,322	$—	$—

Total	$687,213,322	$687,213,322	$—	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

100

Hartford Moderate Allocation Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 100.2%
	Alternative Funds - 7.1%
2,224,930	Hartford Real Total Return Fund, Class F*	$19,824,128
1,670,859	The Hartford Global Real Asset Fund, Class F*	14,720,267

	Total Alternative Funds (cost $34,911,811)	$34,544,395

	Domestic Equity Funds - 45.5%
2,679,984	Hartford Core Equity Fund, Class F*	70,778,377
2,628,970	Hartford Small Cap Core Fund, Class F*	35,307,071
2,363,903	The Hartford Equity Income Fund, Class F	45,339,650
607,187	The Hartford Growth Opportunities Fund, Class F*	25,422,931
1,641,755	The Hartford MidCap Fund, Class F*	45,706,472

	Total Domestic Equity Funds (cost $217,971,739)	$222,554,501

	International/Global Equity Funds - 13.7%
1,184,547	Hartford Schroders International Multi-Cap Value Fund, Class F	11,217,665
2,583,131	The Hartford International Opportunities Fund, Class F*	40,451,829
991,587	The Hartford International Small Company Fund, Class F*	15,290,265

	Total International/Global Equity Funds (cost $64,801,046)	$66,959,759

	Multi-Strategy Funds - 5.2%
2,252,034	The Hartford Global All-Asset Fund, Class F*	25,267,819

	Total Multi-Strategy Funds (cost $24,884,973)	$25,267,819

	Taxable Fixed Income Funds - 28.7%
894,075	The Hartford Inflation Plus Fund, Class F*	9,951,058
4,477,104	The Hartford Quality Bond Fund, Class F	44,636,728
1,006,957	The Hartford Short Duration Fund, Class F	9,948,734
3,933,555	The Hartford Strategic Income Fund, Class F	34,969,305
563,147	The Hartford Total Return Bond Fund, Class F	5,845,462
3,363,018	The Hartford World Bond Fund, Class F*	34,807,240

	Total Taxable Fixed Income Funds (cost $139,557,750)	140,158,527

	Total Affiliated Investment Companies (cost $482,127,319)	$489,485,001

	Total Long-Term Investments (cost $482,127,319)	$489,485,001

Total Investments (cost $482,127,319)^	100.2%	$489,485,001
Other Assets and Liabilities	(0.2)%	(857,645)

Total Net Assets	100.0%	$488,627,356

The accompanying notes are an integral part of these financial statements.

101

Hartford Moderate Allocation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$7,725,098
Unrealized Depreciation	(367,416)

Net Unrealized Appreciation	$7,357,682

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

102

Hartford Moderate Allocation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$489,485,001	$489,485,001	$—	$—

Total	$489,485,001	$489,485,001	$—	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

103

Hartford Multi-Asset Income Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.3%
		Asset-Backed - Finance & Insurance - 0.4%
$	33,944	Lehman XS Trust 1.51%, 11/25/2035(1)	$22,823
	37,782	Long Beach Mortgage Loan Trust 1.16%, 12/25/2036(1)	18,237
	250,000	Sound Point CLO Ltd. 5.76%, 07/15/2025(1)(2)	242,842

			283,902

		Asset-Backed - Home Equity - 1.0%
		GSAA Home Equity Trust
	132,311	1.08%, 12/25/2036(1)	65,842
	48,897	1.21%, 05/25/2047(1)	38,855
	137,293	1.29%, 05/25/2047(1)	107,149
	56,295	1.31%, 04/25/2047(1)	38,017
	58,308	5.88%, 09/25/2036(3)	29,510
	65,897	Home Equity Mortgage Loan Asset-Backed Trust 3.02%, 07/25/2034(1)	62,150
	66,529	Merrill Lynch Mortgage Investors Trust 1.14%, 08/25/2037(1)	39,123
	14,304	Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.15%, 02/25/2037(1)	12,101
	368,668	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)	194,591
	40,000	Soundview Home Loan Trust 1.24%, 11/25/2036(1)	31,718

			619,056

		Commercial Mortgage - Backed Securities - 0.6%
	140,750	Carrington Mortgage Loan Trust 1.23%, 10/25/2036(1)	89,055
	50,000	Citigroup Commercial Mortgage Trust 4.57%, 03/10/2047(1)(2)	36,455
	175,000	Commercial Mortgage Trust 4.73%, 10/15/2045(1)(2)	75,682
	105,000	GS Mortgage Securities Trust 3.72%, 01/10/2047(2)	51,803
	140,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.73%, 10/15/2045(1)(2)	56,903
	15,000	Wells Fargo Commercial Mortgage Trust 4.24%, 05/15/2048(1)	12,631
	115,599	WF-RBS Commercial Mortgage Trust 3.02%, 11/15/2047(2)	46,945

			369,474

		Whole Loan Collateral CMO - 5.3%
		Adjustable Rate Mortgage Trust
	27,298	1.49%, 01/25/2036(1)	25,407
	21,565	1.51%, 01/25/2036(1)	20,062
		Alternative Loan Trust
	47,139	1.15%, 02/25/2047(1)	43,144
	258,681	1.39%, 10/25/2036(1)	159,469
	52,430	1.44%, 04/25/2035(1)	43,850
	78,822	2.01%, 08/25/2035(1)	69,479
	216,601	5.50%, 10/25/2035	203,011
		American Home Mortgage Assets Trust
	74,104	1.18%, 09/25/2046(1)	60,937
	42,710	1.60%, 10/25/2046(1)	32,966
		Bear Stearns Alt-A Trust
	68,561	1.31%, 08/25/2036(1)	60,491

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.3% - (continued)
		Whole Loan Collateral CMO - 5.3% - (continued)
$	57,559	1.51%, 11/25/2035(1)	$57,261
	42,491	3.32%, 09/25/2035(1)	39,417
		CHL Mortgage Pass-Through Trust
	24,954	3.25%, 03/20/2036(1)	22,056
	246,000	Connecticut Avenue Securities 5.24%, 04/25/2029(1)	267,326
	66,992	Countrywide Alternative Loan Trust 1.13%, 04/25/2047(1)	58,094
	66,516	DSLA Mortgage Loan Trust 1.56%, 03/19/2046(1)	59,559
		Fannie Mae Connecticut Avenue Securities
	40,000	4.54%, 07/25/2029(1)	41,372
	80,143	5.34%, 04/25/2029(1)	85,800
	39,383	GreenPoint Mortgage Funding Trust 1.15%, 02/25/2037(1)	35,902
	136,188	GSR Mortgage Loan Trust 3.35%, 03/25/2037(1)	116,806
	150,959	HarborView Mortgage Loan Trust 1.23%, 03/19/2036(1)	114,069
	128,962	Impac Secured Assets Trust 1.17%, 08/25/2036(1)	103,944
	87,971	IndyMac Index Mortgage Loan Trust 1.28%, 01/25/2036(1)	64,799
	50,910	Luminent Mortgage Trust 1.19%, 10/25/2046(1)	45,446
	108,458	MASTR Adjustable Rate Mortgages Trust 3.05%, 11/21/2034(1)	110,683
	164,585	Morgan Stanley Mortgage Loan Trust 3.42%, 05/25/2036(1)	117,267
	124,186	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.60%, 06/25/2036(1)	101,274
		Residential Accredit Loans, Inc.
	39,245	1.16%, 01/25/2037(1)	30,490
	111,088	1.24%, 02/25/2036(1)	83,009
	85,544	1.24%, 08/25/2037(1)	73,367
		Residential Asset Securitization Trust
	130,589	1.44%, 03/25/2035(1)	113,049
	49,509	5.50%, 06/25/2035	43,761
	94,898	Residential Funding Mortgage Securities, Inc. 3.33%, 08/25/2035(1)	71,729
		Structured Adjustable Rate Mortgage Loan Trust
	13,562	1.15%, 01/25/2037(1)	11,257
	68,527	1.18%, 07/25/2037(1)	59,115
		WaMu Mortgage Pass-Through Certificates Trust
	78,590	1.36%, 03/25/2047(1)	65,925
	44,757	1.41%, 06/25/2044(1)	41,859
	84,429	1.41%, 06/25/2047(1)	74,739
	109,125	1.46%, 12/25/2046(1)	92,483
	34,396	2.09%, 11/25/2046(1)	31,155
	86,296	2.67%, 06/25/2037(1)	79,852
	77,760	2.90%, 08/25/2036(1)	69,871
	25,815	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1.16%, 12/25/2036(1)	22,030
	105,000	Wells Fargo Commercial Mortgage Trust 2.88%, 05/15/2048(1)(2)	64,042
		Wells Fargo Mortgage Backed Securities Trust
	31,213	3.09%, 03/25/2036(1)	30,386

The accompanying notes are an integral part of these financial statements.

104

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.3% - (continued)
		Whole Loan Collateral CMO - 5.3% - (continued)
$	175,000	3.14%, 10/25/2035(1)	$175,222

			3,393,232

		Total Asset & Commercial Mortgage Backed Securities (cost $4,744,698)	$4,665,664

CORPORATE BONDS - 21.2%
		Aerospace/Defense - 0.1%
$	50,000	Lockheed Martin Corp. 3.35%, 09/15/2021	$52,047

		Apparel - 0.0%
	25,000	Hanesbrands, Inc. 4.88%, 05/15/2026(2)	24,875

		Auto Manufacturers - 0.1%
	10,000	General Motors Co. 6.60%, 04/01/2036	11,527
	50,000	General Motors Financial Co., Inc. 4.00%, 10/06/2026	49,702

			61,229

		Auto Parts & Equipment - 0.1%
	50,000	Delphi Corp. 4.15%, 03/15/2024	52,698

		Beverages - 0.1%
	50,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	46,519
	25,000	Molson Coors Brewing Co. 4.20%, 07/15/2046	23,646

			70,165

		Biotechnology - 0.1%
	50,000	Celgene Corp. 3.25%, 08/15/2022	51,111

		Chemicals - 0.3%
		Agrium, Inc.
	25,000	3.38%, 03/15/2025	24,897
	40,000	4.13%, 03/15/2035	38,603
	50,000	Chemours Co. 6.63%, 05/15/2023	53,500
	10,000	Eastman Chemical Co. 4.65%, 10/15/2044	10,227
	35,000	Hexion, Inc. 10.38%, 02/01/2022(2)	35,875
	10,000	Methanex Corp. 5.65%, 12/01/2044	9,657
	40,000	Platform Specialty Products Corp. 6.50%, 02/01/2022(2)	41,000

			213,759

		Coal - 0.1%
	20,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	21,375
	45,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(2)	42,806
		Peabody Energy Corp.
	5,000	6.00%, 03/31/2022(2)	5,100

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 21.2% - (continued)
		Coal - 0.1% - (continued)
$	5,000	6.38%, 03/31/2025(2)	$5,075

			74,356

		Commercial Banks - 4.8%
EUR	200,000	Banco Bilbao Vizcaya Argentaria S.A. 7.00%, 02/19/2019(1)(4)(5)	224,396
	100,000	Banco Santander S.A. 6.25%, 09/11/2021(1)(4)(5)	111,245
		Bank of America Corp.
$	75,000	4.00%, 01/22/2025	75,675
	50,000	4.75%, 04/21/2045	51,005
EUR	200,000	Barclays plc 8.00%, 12/15/2020(1)(5)	240,463
$	200,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(5)	217,260
		Capital One Financial Corp.
	25,000	2.45%, 04/24/2019	25,148
	30,000	3.20%, 02/05/2025	29,106
	400,000	Credit Agricole S.A. 8.13%, 12/23/2025(1)(2)(5)	441,448
	200,000	Credit Suisse Group AG 6.25%, 12/18/2024(1)(4)(5)	208,484
		Goldman Sachs Group, Inc.
	25,000	3.50%, 01/23/2025	25,111
	75,000	3.50%, 11/16/2026	74,074
	200,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(2)(5)	197,250
		JP Morgan Chase & Co.
	25,000	2.95%, 10/01/2026	24,017
	50,000	6.30%, 04/23/2019	54,123
	100,000	Morgan Stanley 3.95%, 04/23/2027	100,299
	20,000	Radian Group, Inc. 7.00%, 03/15/2021	22,300
	320,000	Royal Bank of Scotland Group plc 7.50%, 08/10/2020(1)(5)	331,400
	200,000	Sberbank of Russia Via SB Capital S.A. 5.13%, 10/29/2022(4)	207,097
	200,000	Societe Generale S.A. 8.25%, 11/29/2018(1)(4)(5)	212,144
	200,000	UBS Group AG 6.88%, 03/22/2021(1)(4)(5)	212,508
	10,000	Wells Fargo & Co. 4.75%, 12/07/2046	10,309

			3,094,862

		Commercial Services - 0.4%
		APX Group, Inc.
	20,000	7.88%, 12/01/2022	21,800
	25,000	7.88%, 12/01/2022(2)	27,250
	10,000	Aramark Services, Inc. 5.13%, 01/15/2024	10,550
	40,000	GW Honos Security Corp. 8.75%, 05/15/2025(2)	40,800
		Herc Rentals, Inc.
	23,000	7.50%, 06/01/2022(2)	25,013
	13,000	7.75%, 06/01/2024(2)	14,186
	35,000	Hertz Corp. 5.50%, 10/15/2024(2)	30,187
	60,000	United Rentals North America, Inc. 4.63%, 07/15/2023	62,283

			232,069

The accompanying notes are an integral part of these financial statements.

105

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 21.2% - (continued)
		Construction Materials - 0.2%
$	25,000	CRH America, Inc. 5.75%, 01/15/2021	$27,700
	30,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	31,350
		Standard Industries, Inc.
	65,000	5.38%, 11/15/2024(2)	67,762
	25,000	6.00%, 10/15/2025(2)	26,688

			153,500

		Distribution/Wholesale - 0.0%
	10,000	American Builders & Contractors Supply Co., Inc. 5.63%, 04/15/2021(2)	10,263

		Diversified Financial Services - 1.0%
	200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.50%, 05/15/2021	211,405
	50,000	Discover Financial Services 3.75%, 03/04/2025	49,551
	15,000	FBM Finance, Inc. 8.25%, 08/15/2021(2)	16,200
	10,000	Hexion, Inc. 13.75%, 02/01/2022(2)	9,825
	50,000	International Lease Finance Corp. 7.13%, 09/01/2018(2)	53,372
	55,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 7.88%, 10/01/2020	57,200
		Navient Corp.
	30,000	5.50%, 01/25/2023	29,680
	35,000	5.63%, 08/01/2033	28,000
	30,000	5.88%, 10/25/2024	29,175
	40,000	6.13%, 03/25/2024	39,600
	10,000	6.50%, 06/15/2022	10,338
	25,000	OneMain Financial Holdings LLC 6.75%, 12/15/2019(2)	26,281
	15,000	PHH Corp. 6.38%, 08/15/2021	15,113
		Springleaf Finance Corp.
	15,000	5.25%, 12/15/2019	15,228
	20,000	7.75%, 10/01/2021	21,438
	20,000	8.25%, 12/15/2020	21,914
	15,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(2)	15,413

			649,733

		Electric - 0.5%
	25,000	AES Corp. 5.50%, 03/15/2024	25,687
	25,000	Calpine Corp. 5.75%, 01/15/2025	24,187
	25,000	Dominion Resources, Inc. 2.85%, 08/15/2026	23,664
	10,000	Duke Energy Florida LLC 3.40%, 10/01/2046	8,992
		Dynegy, Inc.
	25,000	6.75%, 11/01/2019	25,375
	25,000	8.00%, 01/15/2025(2)	22,938
	25,000	Fortis, Inc. 3.06%, 10/04/2026(2)	23,669

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 21.2% - (continued)
		Electric - 0.5% - (continued)
$	15,000	GenOn Energy, Inc. 7.88%, 06/15/2017	$10,313
	25,000	ITC Holdings Corp. 3.25%, 06/30/2026	24,493
	10,000	NRG Energy, Inc. 7.25%, 05/15/2026	10,225
	55,000	SCANA Corp. 4.13%, 02/01/2022	55,549
	25,000	Southern Power Co. 5.15%, 09/15/2041	25,801
	25,000	Southwestern Electric Power Co. 2.75%, 10/01/2026	23,869
	80,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(4)(6)(7)(8)	—

			304,762

		Electrical Components & Equipment - 0.0%
	10,000	EnerSys 5.00%, 04/30/2023(2)	10,188
	10,000	WESCO Distribution, Inc. 5.38%, 12/15/2021	10,275

			20,463

		Entertainment - 0.2%
	10,000	Eagle II Acquisition Co. LLC 6.00%, 04/01/2025(2)	10,338
	20,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(2)	20,900
	35,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(2)	35,262
	25,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024(2)	25,813
	10,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(2)	10,108
	30,000	Scientific Games International, Inc. 6.63%, 05/15/2021	28,912

			131,333

		Environmental Control - 0.0%
	25,000	Clean Harbors, Inc. 5.13%, 06/01/2021	25,604
	5,000	Tervita Escrow Corp. 7.63%, 12/01/2021(2)	5,138

			30,742

		Food - 0.2%
		Post Holdings, Inc.
	30,000	5.00%, 08/15/2026(2)	29,850
	20,000	6.00%, 12/15/2022(2)	21,350
		TreeHouse Foods, Inc.
	35,000	4.88%, 03/15/2022	36,225
	15,000	6.00%, 02/15/2024(2)	15,975

			103,400

		Forest Products & Paper - 0.0%
	10,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/2027	10,162

		Gas - 0.0%
	15,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.50%, 05/20/2025	15,150

The accompanying notes are an integral part of these financial statements.

106

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 21.2% - (continued)
		Healthcare-Products - 0.3%
		Alere, Inc.
$	70,000	6.50%, 06/15/2020	$71,575
	50,000	7.25%, 07/01/2018	50,500
	55,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(2)	56,650

			178,725

		Healthcare-Services - 0.9%
		Community Health Systems, Inc.
	20,000	5.13%, 08/01/2021	19,825
	50,000	6.88%, 02/01/2022	41,375
	100,000	7.13%, 07/15/2020	89,750
		Envision Healthcare Corp.
	25,000	5.13%, 07/01/2022(2)	25,375
	75,000	5.63%, 07/15/2022	77,374
	35,000	HCA Holdings, Inc. 6.25%, 02/15/2021	37,975
		HCA, Inc.
	55,000	5.38%, 02/01/2025	57,269
	15,000	6.50%, 02/15/2020	16,463
	10,000	7.05%, 12/01/2027	11,050
	35,000	7.50%, 11/15/2095	34,475
	10,000	LifePoint Health, Inc. 5.88%, 12/01/2023	10,325
	5,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(2)	5,375
		Tenet Healthcare Corp.
	65,000	5.00%, 03/01/2019	65,122
	5,000	6.75%, 06/15/2023	4,775
	55,000	8.13%, 04/01/2022	55,825

			552,353

		Home Builders - 0.5%
		Beazer Homes USA, Inc.
	15,000	6.75%, 03/15/2025(2)	15,338
	20,000	8.75%, 03/15/2022	22,250
		KB Home
	100,000	7.00%, 12/15/2021	111,750
	15,000	7.63%, 05/15/2023	16,612
	40,000	8.00%, 03/15/2020	45,050
		Lennar Corp.
	20,000	4.75%, 11/15/2022	20,800
	40,000	4.88%, 12/15/2023	41,400
	50,000	M/I Homes, Inc. 6.75%, 01/15/2021	52,375
	20,000	Toll Brothers Finance Corp. 4.38%, 04/15/2023	20,450

			346,025

		Household Products - 0.1%
	25,000	Avon International Operations, Inc. 7.88%, 08/15/2022(2)	26,875
		Revlon Consumer Products Corp.
	25,000	5.75%, 02/15/2021	24,875
	30,000	6.25%, 08/01/2024	29,250

			81,000

		Household Products/Wares - 0.0%
	20,000	ACCO Brands Corp. 5.25%, 12/15/2024(2)	20,600

		Housewares - 0.1%
	30,000	American Greetings Corp. 7.88%, 02/15/2025(2)	32,025

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 21.2% - (continued)
		Insurance - 0.2%
$	50,000	CNA Financial Corp. 3.95%, 05/15/2024	$51,798
		Genworth Holdings, Inc.
	25,000	4.90%, 08/15/2023	21,000
	5,000	7.20%, 02/15/2021	4,738
	5,000	MGIC Investment Corp. 5.75%, 08/15/2023	5,362
	30,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(2)	30,525

			113,423

		Internet - 0.2%
	55,000	Netflix, Inc. 5.88%, 02/15/2025	59,675
		Zayo Group LLC / Zayo Capital, Inc.
	30,000	6.00%, 04/01/2023	31,988
	30,000	6.38%, 05/15/2025	32,437

			124,100

		Iron/Steel - 0.1%
	15,000	Nucor Corp. 4.00%, 08/01/2023	15,885
	5,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(2)	5,151
	20,000	Steel Dynamics, Inc. 5.13%, 10/01/2021	20,650
		United States Steel Corp.
	5,000	6.88%, 04/01/2021	5,050
	15,000	7.38%, 04/01/2020	16,125
	5,000	7.50%, 03/15/2022	5,087
	25,000	8.38%, 07/01/2021(2)	27,531

			95,479

		IT Services - 0.1%
	30,000	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, 12/15/2024(2)	34,800
		Dell, Inc.
	25,000	5.40%, 09/10/2040	22,250
	25,000	5.88%, 06/15/2019	26,623

			83,673

		Leisure Time - 0.2%
EUR	100,000	Cirsa Funding Luxembourg S.A. 5.88%, 05/15/2023(4)	115,262

		Lodging - 0.2%
$	15,000	Boyd Gaming Corp. 6.38%, 04/01/2026	16,162
	50,000	FelCor Lodging L.P. 6.00%, 06/01/2025	53,375
	40,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(2)	41,800
	10,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)	10,013

			121,350

		Machinery - Construction & Mining - 0.1%
	35,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(2)	36,575

The accompanying notes are an integral part of these financial statements.

107

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 21.2% - (continued)
		Machinery-Diversified - 0.1%
$	40,000	Cloud Crane LLC 10.13%, 08/01/2024(2)	$42,700
	30,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	31,050
	20,000	Gardner Denver, Inc. 6.88%, 08/15/2021(2)	20,750

			94,500

		Media - 1.9%
	15,000	Belo Corp. 7.25%, 09/15/2027	16,200
	25,000	CBS Corp. 3.50%, 01/15/2025	25,165
	10,000	CBS Radio, Inc. 7.25%, 11/01/2024(2)	10,875
		CCO Holdings LLC / CCO Holdings Capital Corp.
	40,000	5.13%, 02/15/2023	41,600
	15,000	5.13%, 05/01/2023(2)	15,656
	5,000	5.25%, 09/30/2022	5,188
	20,000	5.75%, 02/15/2026(2)	21,244
	85,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(2)	86,913
	100,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	103,330
		Clear Channel Worldwide Holdings, Inc.
	50,000	6.50%, 11/15/2022	51,812
	10,000	7.63%, 03/15/2020	10,113
		Cox Communications, Inc.
	15,000	3.35%, 09/15/2026(2)	14,740
	25,000	4.50%, 06/30/2043(2)	21,875
	65,000	CSC Holdings LLC 5.25%, 06/01/2024	65,772
		DISH DBS Corp.
	50,000	5.88%, 07/15/2022	52,964
	70,000	6.75%, 06/01/2021	76,125
	25,000	7.88%, 09/01/2019	27,750
	35,000	Gray Television, Inc. 5.13%, 10/15/2024(2)	35,087
	60,000	Liberty Interactive LLC 8.25%, 02/01/2030	64,344
	5,000	Sinclair Television Group, Inc. 5.13%, 02/15/2027(2)	4,963
		TEGNA, Inc.
	15,000	4.88%, 09/15/2021(2)	15,487
	90,000	6.38%, 10/15/2023	95,625
		Time Warner Cable LLC
	25,000	4.50%, 09/15/2042	22,931
	75,000	5.00%, 02/01/2020	80,058
	40,000	Tribune Media Co. 5.88%, 07/15/2022	42,021
EUR	81,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.75%, 01/15/2023(4)	93,307
$	50,000	Univision Communications, Inc. 5.13%, 02/15/2025(2)	49,812
		Viacom, Inc.
	25,000	3.45%, 10/04/2026	24,017
	10,000	5.88%, 02/28/2057(1)	10,325
	50,000	6.25%, 02/28/2057(1)	51,312

			1,236,611

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 21.2% - (continued)
		Metal Fabricate/Hardware - 0.0%
$	15,000	Novelis Corp. 5.88%, 09/30/2026(2)	$15,413

		Mining - 0.1%
	10,000	Barrick Gold Corp. 5.25%, 04/01/2042	11,043
	5,000	Freeport-McMoRan, Inc. 5.45%, 03/15/2043	4,263
	15,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	15,825
	5,000	New Gold, Inc. 6.25%, 11/15/2022(4)	5,100
	10,000	Teck Resources Ltd. 8.50%, 06/01/2024(2)	11,587

			47,818

		Miscellaneous Manufacturing - 0.4%
		Bombardier, Inc.
	50,000	5.75%, 03/15/2022(2)	49,625
	60,000	6.13%, 01/15/2023(2)	59,850
	30,000	Carlisle Cos., Inc. 3.75%, 11/15/2022	30,359
	50,000	Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 06/15/2023	53,565
	50,000	Pentair Finance S.A. 3.15%, 09/15/2022	49,922

			243,321

		Office/Business Equipment - 0.0%
	20,000	CDW LLC / CDW Finance Corp. 5.50%, 12/01/2024	21,300

		Oil & Gas - 2.9%
	10,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	9,636
	30,000	Antero Resources Corp. 5.63%, 06/01/2023	30,862
	40,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(2)	41,000
	50,000	California Resources Corp. 8.00%, 12/15/2022(2)	38,250
	5,000	Callon Petroleum Co. 6.13%, 10/01/2024(2)	5,238
		Concho Resources, Inc.
	10,000	5.50%, 10/01/2022	10,378
	115,000	5.50%, 04/01/2023	119,241
		Continental Resources, Inc.
	25,000	3.80%, 06/01/2024	23,500
	55,000	4.90%, 06/01/2044	47,712
	10,000	5.00%, 09/15/2022	10,088
	40,000	Denbury Resources, Inc. 9.00%, 05/15/2021(2)	42,200
	40,000	Devon Energy Corp. 3.25%, 05/15/2022	40,144
	25,000	Diamond Offshore Drilling, Inc. 4.88%, 11/01/2043	18,156
	25,000	Energen Corp. 4.63%, 09/01/2021	25,062
		Ensco plc
	25,000	4.70%, 03/15/2021	25,062
	20,000	5.75%, 10/01/2044	14,568
		Hess Corp.
	25,000	4.30%, 04/01/2027	24,978
	25,000	6.00%, 01/15/2040	25,971

The accompanying notes are an integral part of these financial statements.

108

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 21.2% - (continued)
		Oil & Gas - 2.9% - (continued)
$	25,000	7.88%, 10/01/2029	$31,106
	200,000	KazMunayGas National Co. JSC 5.75%, 04/19/2047(2)	195,020
		Laredo Petroleum, Inc.
	15,000	5.63%, 01/15/2022	15,000
	30,000	6.25%, 03/15/2023	30,300
	15,000	7.38%, 05/01/2022	15,581
	50,000	Marathon Oil Corp. 2.70%, 06/01/2020	49,863
		Matador Resources Co.
	45,000	6.88%, 04/15/2023	47,475
	10,000	6.88%, 04/15/2023(2)	10,550
		MEG Energy Corp.
	10,000	6.38%, 01/30/2023(2)	8,800
	10,000	6.50%, 01/15/2025(2)	9,875
	20,000	7.00%, 03/31/2024(2)	17,850
	25,000	Murphy Oil Corp. 4.00%, 06/01/2022	24,063
		Noble Holding International Ltd.
	20,000	6.20%, 08/01/2040	14,100
	25,000	7.75%, 01/15/2024	22,813
	35,000	PDC Energy, Inc. 6.13%, 09/15/2024(2)	35,875
		Petrobras Global Finance B.V.
	150,000	4.38%, 05/20/2023	143,580
	40,000	5.38%, 01/27/2021	41,094
	40,000	5.63%, 05/20/2043	33,450
	30,000	7.38%, 01/17/2027	32,259
	10,000	8.38%, 05/23/2021	11,325
	15,000	8.75%, 05/23/2026	17,490
	75,000	Petroleos de Venezuela S.A. 6.00%, 11/15/2026(4)	28,612
		Petroleos Mexicanos
	10,000	4.88%, 01/24/2022	10,325
	20,000	6.75%, 09/21/2047	20,326
	30,000	Pioneer Natural Resources Co. 3.95%, 07/15/2022	31,636
		QEP Resources, Inc.
	35,000	5.25%, 05/01/2023	34,212
	5,000	5.38%, 10/01/2022	4,938
		Rice Energy, Inc.
	15,000	6.25%, 05/01/2022	15,684
	10,000	7.25%, 05/01/2023	10,800
		Rowan Cos., Inc.
	65,000	4.88%, 06/01/2022	61,100
	10,000	5.85%, 01/15/2044	7,850
	10,000	Shell International Finance B.V. 3.75%, 09/12/2046	9,309
		SM Energy Co.
	30,000	5.00%, 01/15/2024	28,275
	10,000	6.75%, 09/15/2026	10,075
	50,000	Tesoro Corp. 5.38%, 10/01/2022	52,000
	10,000	Transocean, Inc. 6.80%, 03/15/2038	8,000
	10,000	Whiting Petroleum Corp. 6.25%, 04/01/2023	10,000
		WPX Energy, Inc.
	30,000	5.25%, 09/15/2024	29,250
	20,000	6.00%, 01/15/2022	20,300
	20,000	8.25%, 08/01/2023	22,300
		YPF S.A.
	45,000	8.50%, 07/28/2025(4)	50,906

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 21.2% - (continued)
		Oil & Gas - 2.9% - (continued)
$	15,000	8.88%, 12/19/2018(4)	$16,235

			1,841,648

		Oil & Gas Services - 0.0%
		Weatherford International Ltd.
	5,000	5.95%, 04/15/2042	4,375
	15,000	6.50%, 08/01/2036	14,175

			18,550

		Packaging & Containers - 0.8%
EUR	100,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.75%, 05/15/2024(2)	119,671
$	15,000	Ball Corp. 4.00%, 11/15/2023	15,225
	50,000	Berry Plastics Corp. 6.00%, 10/15/2022	53,125
	25,000	Crown Americas LLC / Crown Americas Capital Corp. 4.25%, 09/30/2026(2)	24,500
EUR	100,000	Crown European Holdings S.A. 3.38%, 05/15/2025(4)	111,926
$	20,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(2)	20,600
		Owens-Brockway Glass Container, Inc.
	30,000	5.88%, 08/15/2023(2)	32,100
	30,000	6.38%, 08/15/2025(2)	32,625
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	35,000	5.13%, 07/15/2023(2)	36,488
	25,000	7.00%, 07/15/2024(2)	26,906
	30,000	WestRock MWV LLC 7.38%, 09/01/2019	33,422

			506,588

		Pharmaceuticals - 0.8%
	75,000	Actavis Funding SCS 4.55%, 03/15/2035	75,526
	25,000	Allergan, Inc. 2.80%, 03/15/2023	24,817
	50,000	Cardinal Health, Inc. 3.20%, 03/15/2023	50,903
	125,000	Endo Finance LLC 5.75%, 01/15/2022(2)	115,625
	95,000	Endo Finance LLC / Endo Finco, Inc. 5.38%, 01/15/2023(2)	81,463
	25,000	McKesson Corp. 3.80%, 03/15/2024	25,991
	16,000	PRA Holdings, Inc. 9.50%, 10/01/2023(2)	17,680
	10,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020(2)	8,588
		Valeant Pharmaceuticals International, Inc.
	130,000	5.88%, 05/15/2023(2)	96,037
	20,000	6.13%, 04/15/2025(2)	14,765
	5,000	7.00%, 03/15/2024(2)	5,100
	10,000	Vizient, Inc. 10.38%, 03/01/2024(2)	11,450

			527,945

		Pipelines - 0.5%
		DCP Midstream Operating L.P.
	25,000	3.88%, 03/15/2023	24,375
	25,000	5.85%, 05/21/2043(1)(2)	23,875

The accompanying notes are an integral part of these financial statements.

109

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 21.2% - (continued)
		Pipelines - 0.5% - (continued)
		Energy Transfer Equity L.P.
$	5,000	5.50%, 06/01/2027	$5,375
	40,000	7.50%, 10/15/2020	45,075
	25,000	Energy Transfer Partners L.P. 5.20%, 02/01/2022	27,061
	25,000	Kinder Morgan, Inc. 5.05%, 02/15/2046	24,877
	100,000	NGPL PipeCo LLC 7.12%, 12/15/2017(2)	102,687
	10,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	10,900
	50,000	Williams Cos., Inc. 3.70%, 01/15/2023	49,250

			313,475

		Real Estate Investment Trusts - 0.3%
	75,000	American Tower Corp. 3.40%, 02/15/2019	76,613
	50,000	Brixmor Operating Partnership L.P. 3.85%, 02/01/2025	49,764
	30,000	HCP, Inc. 5.38%, 02/01/2021	32,747
	10,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 5.63%, 05/01/2024	10,787

			169,911

		Retail - 0.3%
	40,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	41,769
	25,000	CVS Health Corp. 5.13%, 07/20/2045	27,939
		L Brands, Inc.
	25,000	6.75%, 07/01/2036	24,219
	25,000	6.88%, 11/01/2035	24,650
	45,000	Party City Holdings, Inc. 6.13%, 08/15/2023(2)	46,350

			164,927

		Semiconductors - 0.2%
	35,000	Entegris, Inc. 6.00%, 04/01/2022(2)	36,487
	27,000	Micron Technology, Inc. 5.50%, 02/01/2025	28,215
		Sensata Technologies B.V.
	55,000	5.00%, 10/01/2025(2)	56,169
	10,000	5.63%, 11/01/2024(2)	10,600

			131,471

		Software - 0.5%
	20,000	Camelot Finance S.A. 7.88%, 10/15/2024(2)	21,450
	20,000	Change Healthcare Holdings, Inc. 5.75%, 03/01/2025(2)	20,525
		Fidelity National Information Services, Inc.
	25,000	3.00%, 08/15/2026	23,954
	25,000	3.50%, 04/15/2023	25,606
		First Data Corp.
	25,000	5.38%, 08/15/2023(2)	26,000
	70,000	7.00%, 12/01/2023(2)	75,054
	80,000	Infor U.S., Inc. 6.50%, 05/15/2022	83,200

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 21.2% - (continued)
		Software - 0.5% - (continued)
		Microsoft Corp.
$	25,000	2.40%, 08/08/2026	$23,951
	15,000	4.25%, 02/06/2047	15,609
	10,000	RP Crown Parent LLC 7.38%, 10/15/2024(2)	10,450

			325,799

		Telecommunications - 1.0%
	106,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/2029	119,250
	25,000	AT&T, Inc. 4.35%, 06/15/2045	22,186
	25,000	Embarq Corp. 8.00%, 06/01/2036	25,469
	15,000	Frontier Communications Corp. 10.50%, 09/15/2022	15,075
	25,000	Level 3 Communications, Inc. 5.75%, 12/01/2022	26,031
	95,000	Level 3 Financing, Inc. 5.38%, 08/15/2022	98,106
	25,000	Qwest Capital Funding, Inc. 6.88%, 07/15/2028	23,813
		Sprint Capital Corp.
	25,000	6.88%, 11/15/2028	27,062
	15,000	6.90%, 05/01/2019	16,031
		Sprint Communications, Inc.
	25,000	6.00%, 11/15/2022	26,047
	45,000	9.00%, 11/15/2018(2)	49,219
		Sprint Corp.
	40,000	7.13%, 06/15/2024	43,625
	25,000	7.25%, 09/15/2021	27,344
	5,000	7.63%, 02/15/2025	5,581
	35,000	7.88%, 09/15/2023	39,287
	25,000	Telecom Italia Capital S.A. 6.00%, 09/30/2034	25,563
	25,000	Verizon Communications, Inc. 4.13%, 08/15/2046	21,805

			611,494

		Transportation - 0.1%
	10,000	FedEx Corp. 4.55%, 04/01/2046	10,102
	25,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.38%, 02/01/2022(2)	25,561

			35,663

		Trucking & Leasing - 0.1%
		Park Aerospace Holdings Ltd.
	20,000	5.25%, 08/15/2022(2)	21,125
	15,000	5.50%, 02/15/2024(2)	15,862

			36,987

		Total Corporate Bonds (cost $13,112,470)	$13,600,690

FOREIGN GOVERNMENT OBLIGATIONS - 6.8%
		Argentina - 0.9%
		Argentina Treasury Bill
$	40,026	2.56%, 07/14/2017	$39,826
	50,935	2.63%, 05/26/2017	50,834
	84,759	3.18%, 12/15/2017	83,233
	85,608	3.34%, 04/27/2018	82,937

The accompanying notes are an integral part of these financial statements.

110

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.8% - (continued)
		Argentina - 0.9% - (continued)
		Argentine Republic Government International Bond
EUR	70,000	2.26%, 12/31/2038(1)(3)	$48,267
$	150,000	2.50%, 12/31/2038(1)(3)	99,750
	155,000	6.88%, 01/26/2027	163,757

			568,604

		Brazil - 0.3%
BRL	26,896	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2050(9)	9,294
		Brazilian Government International Bond
$	75,000	7.13%, 01/20/2037	87,000
	75,000	8.25%, 01/20/2034	95,254

			191,548

		Bulgaria - 0.4%
EUR	200,000	Bulgaria Government International Bond 1.88%, 03/21/2023(4)	229,062

		Croatia - 0.2%
$	100,000	Croatia Government International Bond 6.63%, 07/14/2020(4)	110,088

		Dominican Republic - 0.2%
	100,000	Dominican Republic International Bond 5.50%, 01/27/2025(4)	103,665

		Hungary - 0.4%
		Hungary Government International Bond
	126,000	5.38%, 02/21/2023	139,810
	30,000	5.75%, 11/22/2023	34,125
	45,000	6.25%, 01/29/2020	49,337
	36,000	6.38%, 03/29/2021	40,680

			263,952

		Indonesia - 0.5%
		Indonesia Government International Bond
EUR	190,000	2.88%, 07/08/2021(4)	220,730
	105,000	3.75%, 06/14/2028(4)	122,658

			343,388

		Ivory Coast - 0.1%
$	98,000	Ivory Coast Government International Bond 5.75%, 12/31/2032(3)(4)	93,982

		Mexico - 0.8%
MXN	2,284,700	Mexican Bonos 5.00%, 12/11/2019	116,128
	2,014,306	Mexican Udibonos 4.00%, 11/08/2046(9)	111,414
		Mexico Government International Bond
$	102,000	4.00%, 10/02/2023	105,881
	90,000	4.75%, 03/08/2044	88,785
	60,000	5.75%, 10/12/2110	61,050
	50,000	6.05%, 01/11/2040	57,925

			541,183

		Morocco - 0.2%
EUR	100,000	Morocco Government International Bond 3.50%, 06/19/2024(4)	118,734

		Panama - 0.1%
$	45,000	Panama Government International Bond 9.38%, 04/01/2029	66,825

		Peru - 0.1%
	30,000	Peruvian Government International Bond 8.75%, 11/21/2033	45,900

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.8% - (continued)
		Romania - 0.2%
		Romanian Government International Bond
EUR	35,000	3.63%, 04/24/2024(4)	$42,987
	55,000	3.88%, 10/29/2035(4)	62,913

			105,900

		Russia - 0.6%
		Russian Foreign Bond - Eurobond
$	200,000	4.88%, 09/16/2023(4)	216,796
	100,000	5.00%, 04/29/2020(4)	106,869
	32,000	12.75%, 06/24/2028(4)	56,738

			380,403

		South Africa - 0.2%
ZAR	655,000	Republic of South Africa Government Bond 6.25%, 03/31/2036	35,389
	1,229,838	South Africa Government Bond - CPI Linked 2.00%, 01/31/2025(9)	90,015

			125,404

		Turkey - 1.0%
		Turkey Government International Bond
$	200,000	4.88%, 04/16/2043	180,750
	100,000	5.63%, 03/30/2021	105,974
	180,000	6.88%, 03/17/2036	203,985
	65,000	7.00%, 06/05/2020	71,519
	50,000	7.38%, 02/05/2025	58,006

			620,234

		Ukraine - 0.3%
		Ukraine Government International Bond
	100,000	7.75%, 09/01/2019(4)	102,004
	100,000	7.75%, 09/01/2023(4)	96,570

			198,574

		Uruguay - 0.0%
		Uruguay Government International Bond
	15,000	7.63%, 03/21/2036	19,744
	5,000	8.00%, 11/18/2022	6,102

			25,846

		Venezuela - 0.3%
		Venezuela Government International Bond
	107,000	7.75%, 10/13/2019(4)	64,382
	185,000	9.00%, 05/07/2023(4)	92,074
	115,000	9.25%, 05/07/2028(4)	54,821

			211,277

		Total Foreign Government Obligations (cost $4,210,085)	$4,344,569

MUNICIPAL BONDS - 0.9%
		General - 0.4%
		Puerto Rico Commonwealth Government Employees Retirement System
$	175,000	6.15%, 07/01/2038	$74,812
	300,000	6.20%, 07/01/2039	128,250
	120,000	6.55%, 07/01/2058	51,300

			254,362

		General Obligation - 0.5%
	220,000	City of Chicago, IL, GO 7.05%, 01/01/2029	225,247

The accompanying notes are an integral part of these financial statements.

111

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 0.9% - (continued)
		General Obligation - 0.5% - (continued)
$	100,000	Illinois State, GO 5.10%, 06/01/2033	$89,806

			315,053

		Total Municipal Bonds (cost $603,079)	$569,415

SENIOR FLOATING RATE INTERESTS - 22.9%(10)
		Advertising - 0.4%
$	276,454	Acosta Holdco, Inc. 4.25%, 09/26/2021	$256,986

		Aerospace/Defense - 0.4%
	223,872	TransDigm, Inc. 3.99%, 06/09/2023	223,561

		Beverages - 0.2%
	137,947	Oak Tea, Inc. 3.69%, 07/02/2022	138,249

		Chemicals - 0.4%
	165,353	Chemours Co. 3.49%, 05/12/2022	166,491
	114,139	Nexeo Solutions LLC 4.88%, 06/09/2023	115,280

			281,771

		Coal - 0.7%
	354,211	Ascent Resources - Marcellus LLC 5.28%, 08/04/2020	246,471
	180,000	Foresight Energy LLC 0.00%, 03/10/2024(11)	173,756

			420,227

		Commercial Services - 1.4%
	114,713	Quikrete Holdings, Inc. 4.24%, 11/15/2023	114,880
	133,988	Russell Investment Group 6.75%, 06/01/2023	135,412
	340,410	ServiceMaster Co. 3.48%, 11/08/2023	344,028
	125,000	Team Health Holdings, Inc. 3.75%, 02/06/2024	123,829
	199,500	Xerox Business Services LLC 4.99%, 12/07/2023	202,826

			920,975

		Distribution/Wholesale - 0.4%
	259,350	Wilsonart LLC 4.65%, 12/19/2023	260,862

		Diversified Financial Services - 0.8%
	205,000	EVO Payments International LLC 6.00%, 12/22/2023	207,179
	156,021	Infinity Acquisition LLC 4.15%, 08/06/2021	154,461
	160,000	Telenet International Finance S.a.r.l. 3.97%, 01/31/2025	160,226

			521,866

		Electric - 1.2%
	263,013	Calpine Corp. 3.90%, 05/31/2023	263,836

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.9%(10) - (continued)
		Electric - 1.2% - (continued)
$	315,000	Energy Future Intermediate Holding Co. LLC 4.30%, 06/30/2017	$316,518
	100,000	Helix Gen Funding LLC 0.00%, 02/23/2024(11)	100,900
	151,607	Seadrill Partners Finco LLC 4.15%, 02/21/2021	101,956

			783,210

		Electronics - 0.2%
		Oberthur Technologies S.A.
	83,487	3.75%, 12/15/2023(12)	83,633
	51,513	4.90%, 01/10/2024	51,603

			135,236

		Entertainment - 0.2%
	110,000	Eldorado Resorts LLC 0.00%, 03/13/2024(11)	109,725

		Food - 0.2%
	109,171	Hostess Brands LLC 4.00%, 08/03/2022	110,058

		Healthcare-Products - 0.5%
	197,985	Alere, Inc. 4.25%, 06/18/2022	198,892
	103,425	Sterigenics-Nordion Holdings LLC 4.15%, 05/15/2022	103,166

			302,058

		Healthcare-Services - 2.2%
	216,654	Catalent Pharma Solutions, Inc. 3.75%, 05/20/2021	218,911
	156,000	CDRH Parent, Inc. 5.32%, 07/01/2021	136,500
	288,302	Envision Healthcare Corp. 4.15%, 12/01/2023	290,969
	149,625	inVentiv Health, Inc. 4.80%, 11/09/2023	150,394
	123,134	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	124,695
	134,418	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	133,691
	141,739	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	142,447
	217,250	U.S. Renal Care, Inc. 5.40%, 12/31/2022	205,845

			1,403,452

		Holding Companies-Diversified - 0.2%
	125,000	PSAV Holdings LLC 0.00%, 04/21/2024(11)	124,687

		Household Products/Wares - 0.1%
	90,000	Galleria Co. 4.00%, 09/29/2023	90,600

		Insurance - 1.4%
	236,654	Asurion LLC 4.24%, 07/08/2020	238,183
	451,050	Sedgwick Claims Management Services, Inc. 3.75%, 03/01/2021	451,163
	225,422	USI, Inc. 4.25%, 12/27/2019	224,295

			913,641

The accompanying notes are an integral part of these financial statements.

112

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.9%(10) - (continued)
		Internet - 0.5%
$	392,556	Lands’ End, Inc. 4.25%, 04/04/2021	$323,203

		IT Services - 0.2%
	140,000	Tempo Acquisition LLC 0.00%, 03/15/2024(11)	139,895

		Leisure Time - 0.4%
	114,713	Boyd Gaming Corp. 3.45%, 09/15/2023	115,155
	140,000	Delta 2 (LUX) S.a.r.l. 8.07%, 07/29/2022	141,225

			256,380

		Machinery-Construction & Mining - 1.1%
	598,422	American Rock Salt Holdings LLC 4.90%, 05/20/2021	598,422
	100,831	Neff Rental LLC 7.54%, 06/09/2021	100,831

			699,253

		Machinery-Diversified - 0.3%
	198,969	Gardner Denver, Inc. 4.56%, 07/30/2020	198,804

		Media - 0.8%
	99,487	AVSC Holding Corp. 4.54%, 01/24/2021	99,280
	108,281	CSC Holdings LLC 3.24%, 07/15/2025	108,185
	5,381	Mission Broadcasting, Inc. 3.99%, 01/17/2024	5,428
	55,500	Nexstar Broadcasting, Inc. 3.99%, 01/17/2024	55,985
	220,000	Virgin Media Bristol LLC 3.74%, 01/31/2025	220,775

			489,653

		Miscellaneous Manufacturing - 0.9%
	608,332	Sram LLC 4.54%, 03/15/2024	606,811

		Oil & Gas - 0.6%
	115,000	California Resources Corp. 11.38%, 12/31/2021	126,356
	100,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	107,969
	185,250	Drillships Ocean Ventures, Inc. 7.50%, 07/25/2021	171,742

			406,067

		Oil & Gas Services - 0.5%
	334,660	Pacific Drilling S.A. 4.63%, 06/03/2018	153,944
	409,188	Paragon Offshore Finance Co. 5.75%, 07/18/2021	156,514

			310,458

		Packaging & Containers - 0.7%
	165,000	Flex Acquisition Co., Inc. 4.40%, 12/29/2023	165,722
	310,544	Reynolds Group Holdings, Inc. 3.99%, 02/05/2023	312,078

			477,800

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.9%(10) - (continued)
		Pharmaceuticals - 0.5%
$	150,000	Endo Luxembourg Finance Co. I S.a r.l. 0.00%, 04/05/2024(11)	$151,125
	191,797	Valeant Pharmaceuticals International, Inc. 5.74%, 04/01/2022	192,896

			344,021

		Real Estate - 0.5%
	295,994	DTZ U.S. Borrower LLC 4.34%, 11/04/2021	297,062

		REITS - 0.2%
	103,950	MGM Growth Properties Operating Partnership L.P. 3.49%, 04/25/2023	104,136

		Retail - 0.9%
	300,000	Bass Pro Group LLC 6.15%, 12/16/2023	291,918
	275,000	Rite Aid Corp. 4.88%, 06/21/2021	275,258

			567,176

		Software - 2.1%
	150,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	150,394
		First Data Corp.
	313,657	3.49%, 04/26/2024	313,525
	107,290	3.99%, 07/10/2022	107,853
	156,471	Go Daddy Operating Co. LLC 3.49%, 02/15/2024	157,079
	9,028	MA FinanceCo LLC 0.00%, 04/18/2024(11)	9,054
	110,000	Misys Europe S.A. 0.00%, 04/27/2024(11)	110,757
	60,972	Seattle Spinco, Inc. 0.00%, 04/30/2024(11)	61,143
	416,850	WEX, Inc. 4.49%, 07/01/2023	420,889

			1,330,694

		Telecommunications - 0.9%
	125,000	Level 3 Financing, Inc. 3.24%, 02/22/2024	125,357
	98,214	LTS Buyer LLC 4.40%, 04/13/2020	98,478
	225,000	Sprint Communications, Inc. 3.50%, 02/02/2024	225,142
	149,598	Univision Communications, Inc. 3.75%, 03/15/2024	148,546

			597,523

		Transportation - 0.2%
	128,554	Kenan Advantage Group, Inc. 4.00%, 07/31/2022	128,635

		Trucking & Leasing - 0.7%
	155,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.74%, 03/20/2022	157,257
	314,402	Consolidated Container Co. LLC 5.00%, 07/03/2019	314,402

			471,659

		Total Senior Floating Rate Interests (cost $15,353,603)	$14,746,394

The accompanying notes are an integral part of these financial statements.

113

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
EQUITY LINKED SECURITIES - 11.1%
		Banks - 11.1%
$	5,298	Alaska Air Group, Inc. (Nomura International Funding Pte Ltd.) 12.00%, 05/24/2017(2)	$456,105
	4,112	Celegen Corp. (Merrill Lynch International Co. C.V.) 12.00%, 07/26/2017(2)	509,847
	3,376	Cummins, Inc. (Nomura International Funding Pte Ltd.) 12.00%, 05/24/2017(2)	507,818
	6,364	Eastman Chemical Co. (Merrill Lynch International Co. C.V.) 12.00%, 07/21/2017(2)	509,184
	5,839	Electronic Arts, Inc. (Societe Generale S.A.) 12.00%, 05/24/2017(2)	527,320
	3,525	Facebook, Inc. (HSBC Bank plc) 12.00%, 07/26/2017(2)	513,028
	6,048	HCA Holdings, Inc. (Sociate Generale S.A.) 12.00%, 06/21/2017(2)	507,523
	28,911	HP, Inc. (Societe Generale S.A.) 12.00%, 06/21/2017(2)	509,307
	5,598	JPMorgan Chase & Co., (Societe Generale S.A.) 12.00%, 06/21/2017(2)	493,421
	5,303	Manpower Group, Inc. (Societe Generale S.A.) 12.00%, 05/24/2017(2)	524,785
	5,530	Packaging Corp. of America (Barclays Bank plc) 12.00%, 06/21/2017(2)	524,272
	4,789	Prudential Financial, Inc. (Merrill Lynch International Co. C.V.) 12.00%, 07/26/2017(2)	512,710
	11,686	Viacom, Inc., Class B, (Nomura International Funding Pte Ltd.) 12.00%, 05/24/2017(2)	499,927
	6,801	Western Digital Corp. (Barclays Bank PLC) 12.00%, 05/24/2017(2)	560,606

			7,155,853

		Total Equity Linked Securities (cost $7,128,771)	$7,155,853

U.S. GOVERNMENT AGENCIES - 0.4%
		FHLMC - 0.4%
$	250,000	4.44%, 10/25/2029(1)	$256,182

		Total U.S. Government Agencies (cost $250,770)	256,182

U.S. GOVERNMENT SECURITIES - 0.8%
		U.S. Treasury Securities - 0.8%
		U.S. Treasury Notes - 0.8%
$	532,724	0.13%, 04/15/2022(9)	$536,183

			536,183

		Total U.S. Government Securities (cost $537,324)	$536,183

COMMON STOCKS - 19.9%
		Automobiles & Components - 1.2%
$	7,223	Ford Motor Co.	$82,848

Shares or Principal Amount			Market Value†
COMMON STOCKS - 19.9% - (continued)
		Automobiles & Components - 1.2% - (continued)
$	1,369	General Motors Co.	$47,422
	38,997	Hota Industrial Manufacturing Co., Ltd.	171,746
	9,472	Nissan Motor Co., Ltd.	90,226
	28,566	Superalloy Industrial Co., Ltd.	167,584
	12,131	Tung Thih Electronic Co., Ltd.	83,118
	502	Visteon Corp.*	51,681
	82,911	Xinyi Glass Holdings Ltd.	73,470

			768,095

		Banks - 1.2%
	188,453	Agricultural Bank of China Ltd. Class H	86,875
	9,763	Bank Hapoalim BM	60,885
	3,935	Bendigo & Adelaide Bank Ltd.	36,213
	18,782	BOC Hong Kong Holdings Ltd.	77,185
	27,487	China CITIC Bank Corp. Ltd. Class H	17,400
	3,467	Credit Agricole S.A.	51,567
	840	Danske Bank A/S	30,541
	32,674	Dubai Islamic Bank PJSC	52,218
	36,420	Kiatnakin Bank PCL	71,861
	75,610	Krung Thai Bank PCL	43,281
	9,267	Malayan Banking Bhd	20,441
	18,842	MGIC Investment Corp.*	198,596

			747,063

		Capital Goods - 1.0%
	1,748	ACS Actividades de Construccion y Servicios S.A.	64,765
	4,728	Altra Industrial Motion Corp.	208,741
	2,802	Asahi Glass Co., Ltd.	24,278
	5,650	ITOCHU Corp.	79,948
	5,201	Mitsui & Co., Ltd.	73,441
	12,722	Sumitomo Corp.	170,008

			621,181

		Commercial & Professional Services - 0.5%
	18,998	Dai Nippon Printing Co., Ltd.	211,498
	9,840	Toppan Printing Co., Ltd.	99,057

			310,555

		Consumer Durables & Apparel - 0.0%
	1,243	Heiwa Corp.	32,035

		Consumer Services - 0.4%
	2,323	Darden Restaurants, Inc.	197,896
	1,802	H&R Block, Inc.	44,672

			242,568

		Diversified Financials - 0.7%
	18,198	Annaly Capital Management, Inc. REIT	214,918
	6,306	Chimera Investment Corp. REIT	128,390
	9,348	MFA Financial, Inc. REIT	77,682
	4,923	Two Harbors Investment Corp. REIT	49,181

			470,171

		Energy - 0.2%
	5,019	Hindustan Petroleum Corp. Ltd.	41,835
	8,757	Thai Oil PCL	19,747
	645	Valero Energy Corp.	41,674

			103,256

		Food & Staples Retailing - 0.4%
	3,330	Wal-Mart Stores, Inc.	250,349

The accompanying notes are an integral part of these financial statements.

114

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 19.9% - (continued)
		Food, Beverage & Tobacco - 0.4%
$	8,191	Marine Harvest ASA*	$136,283
	7,105	Tate & Lyle plc	69,677
	45,204	WH Group Ltd.(2)	40,329

			246,289

		Health Care Equipment & Services - 0.1%
	215	UnitedHealth Group, Inc.	37,599

		Insurance - 1.1%
	466	Baloise Holding AG	68,332
	5,338	CNA Financial Corp.	241,598
	8,268	CNP Assurances	172,708
	15,745	Mapfre S.A.	54,920
	3,040	NN Group N.V.	100,790
	391	Prudential Financial, Inc.	41,849
	109	Zurich Insurance Group AG	30,164

			710,361

		Materials - 0.2%
	5,421	CSR Ltd.	19,878
	768	LyondellBasell Industries N.V. Class A	65,096
	3,394	Severstal PJSC GDR	46,360

			131,334

		Media - 0.3%
	9,620	Vivendi S.A.	190,815

		Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
	473	AbbVie, Inc.	31,190
	349	Amgen, Inc.	56,999
	1,655	Daiichi Sankyo Co., Ltd.	36,780
	792	Gilead Sciences, Inc.	54,292
	1,903	Johnson & Johnson	234,963
	887	Merck & Co., Inc.	55,287
	1,469	Mitsubishi Tanabe Pharma Corp.	29,839
	354	Orion Oyj Class B	20,288
	4,233	Pfizer, Inc.	143,583
	1,519	Recordati S.p.A.	56,274
	907	Sanofi	85,706

			805,201

		Real Estate - 1.7%
	1,754	Apple Hospitality, Inc. REIT	32,852
	21,657	Ascendas REIT	39,693
	3,635	Barwa Real Estate Co.	33,977
	65,880	Guangzhou R&F Properties Co., Ltd. Class H	110,887
	6,278	Henderson Land Development Co., Ltd.	39,743
	26,216	Highwealth Construction Corp.	44,193
	3,679	Hospitality Properties Trust REIT	117,103
	9,106	Kerry Properties Ltd.	34,041
	86,570	New World Development Co., Ltd.	107,650
	6,178	Omega Healthcare Investors, Inc. REIT	203,874
	5,444	Senior Housing Properties Trust	117,155
	2,774	Sun Hung Kai Properties Ltd.	41,568
	7,717	Swire Properties Ltd.	25,872
	14,223	Wharf Holdings Ltd.	121,266
	7,465	Wheelock & Co., Ltd.	58,148

			1,128,022

		Retailing - 0.3%
	1,077	Best Buy Co., Inc.	55,799
	16,943	Harvey Norman Holdings Ltd.	53,144
	1,027	K’s Holdings Corp.	19,756

Shares or Principal Amount			Market Value†
COMMON STOCKS - 19.9% - (continued)
		Retailing - 0.3% - (continued)
$	1,574	Kohl’s Corp.	$61,433
	421	Target Corp.	23,513

			213,645

		Semiconductors & Semiconductor Equipment - 0.7%
	5,664	Intel Corp.	204,754
	344	QUALCOMM, Inc.	18,486
	32,250	Taiwan Semiconductor Manufacturing Co., Ltd.	207,751

			430,991

		Software & Services - 1.5%
	1,835	Alibaba Group Holding Ltd. ADR*	211,942
	712	IBM Corp.	114,126
	506	Mixi, Inc.	28,070
	237	NAVER Corp.	166,569
	853	NetEase, Inc. ADR	226,378
	6,806	Tencent Holdings Ltd.	213,255

			960,340

		Technology Hardware & Equipment - 2.8%
	20,528	Advantech Co., Ltd.	165,944
	4,591	Asustek Computer, Inc.	45,104
	24,489	Catcher Technology Co., Ltd.	251,486
	49,777	Compal Electronics, Inc.	33,322
	11,257	Hon Hai Precision Industry Co., Ltd.	36,846
	1,601	Largan Precision Co., Ltd.	265,877
	11,399	Pegatron Corp.	33,571
	128,862	Primax Electronics Ltd.	214,781
	924	Seagate Technology plc	38,928
	860,843	Tongda Group Holdings Ltd.	338,146
	4,967	Venture Corp. Ltd.	43,349
	89,152	Yageo Corp.	314,696

			1,782,050

		Telecommunication Services - 1.7%
	5,504	AT&T, Inc.	218,124
	37,586	Bezeq The Israeli Telecommunication Corp. Ltd.	63,149
	9,994	CenturyLink, Inc.	256,546
	4,277	Emirates Telecommunications Group Co. PJSC	20,320
	124,882	HKT Trust & HKT Ltd. UNIT	159,748
	16,034	Intouch Holdings PCL	24,800
	10,686	MegaFon PJSC GDR	114,233
	651	Nippon Telegraph & Telephone Corp.	27,899
	1,227	Ooredoo QSC	34,977
	43,835	PCCW Ltd.	24,748
	6,863	Telefonica S.A.	75,904
	17,797	Telia Co., AB	72,458

			1,092,906

		Transportation - 0.4%
	27,262	Air New Zealand Ltd.	47,731
	1,517	bpost S.A.	36,360
	103,348	Hutchison Port Holdings Trust	41,838
	4,441	Japan Airlines Co., Ltd.	140,253

			266,182

		Utilities - 1.9%
	491	Ameren Corp.	26,853
	1,280	Avangrid, Inc.	55,680
	7,522	CenterPoint Energy, Inc.	214,603
	6,178	CEZ AS	107,793
	94,198	China Power International Development Ltd.	35,091
	41,613	China Resources Power Holdings Co., Ltd.	74,921

The accompanying notes are an integral part of these financial statements.

115

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 19.9% - (continued)
		Utilities - 1.9% - (continued)
$	5,855	EDP - Energias de Portugal S.A.	$19,323
	3,735	Electricite de France S.A.	31,179
	3,095	Entergy Corp.	236,025
	3,519	FirstEnergy Corp.	105,359
	1,185	Fortum Oyj	17,230
	49,137	HK Electric Investments & HK Electric Investments Ltd. UNIT(2)	43,445
	488	Korea Electric Power Corp.	19,452
	766	OGE Energy Corp.	26,641
	214	Pinnacle West Capital Corp.	18,209
	1,711	Public Service Enterprise Group, Inc.	75,370
	3,662	Transmissora Alianca de Energia Eletrica S.A.	26,547
	1,370	Vistra Energy Corp.	20,481
	1,817	Xcel Energy, Inc.	81,856

			1,236,058

		Total Common Stocks (cost $11,618,909)	$12,777,066

CONVERTIBLE BONDS - 3.5%
		Biotechnology - 0.2%
$	132,000	Illumina, Inc. 0.50%, 06/15/2021	$140,663

		Commercial Services - 0.3%
	152,000	Cardtronics, Inc. 1.00%, 12/01/2020	156,085

		Diversified Financial Services - 0.0%
	20,000	Blackhawk Network Holdings, Inc. 1.50%, 01/15/2022(2)	21,675

		Healthcare-Products - 0.2%
	88,000	Hologic, Inc. 0.00%, 12/15/2043(13)	111,045

		Home Builders - 0.4%
	165,000	KB Home 1.38%, 02/01/2019	170,053
	110,000	Toll Brothers Finance Corp. 0.50%, 09/15/2032	109,244

			279,297

		Internet - 0.6%
	121,000	Priceline Group, Inc. 0.35%, 06/15/2020	176,433
	165,000	WebMD Health Corp. 2.63%, 06/15/2023(2)	158,916
	20,000	Zillow Group, Inc. 2.00%, 12/01/2021(2)	20,925
	20,000	Priceline Group, Inc. 0.90%, 09/15/2021	22,762

			379,036

		Media - 0.3%
	158,000	DISH Network Corp. 3.38%, 08/15/2026(2)	193,352
	20,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(2)	22,463

			215,815

		Oil & Gas - 0.2%
	20,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019	7,600

Shares or Principal Amount			Market Value†
CONVERTIBLE BONDS - 3.5% - (continued)
		Oil & Gas - 0.2% - (continued)
$	135,000	PDC Energy, Inc. 1.13%, 09/15/2021	$130,359

			137,959

		Pharmaceuticals - 0.3%
	132,000	Ironwood Pharmaceuticals, Inc. 2.25%, 06/15/2022	160,050
	55,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	58,231

			218,281

		Semiconductors - 0.5%
		Microchip Technology, Inc.
	92,000	1.63%, 02/15/2025	134,492
	64,000	1.63%, 02/15/2027(2)	65,520
	89,000	2.25%, 02/15/2037(2)	91,893

			291,905

		Software - 0.5%
	165,000	Envestnet, Inc. 1.75%, 12/15/2019	156,544
	132,000	Workday, Inc. 0.75%, 07/15/2018	153,532

			310,076

		Total Convertible Bonds (cost $2,211,739)	$2,261,837

EXCHANGE TRADED FUNDS - 0.2%
		Other Investment Pools & Funds - 0.2%
$	6,600	PowerShares Senior Loan Portfolio	$153,648

		Total Exchange Traded Funds (cost $151,364)	153,648

		Total Long-Term Investments (cost $59,922,812)	$61,067,501

SHORT-TERM INVESTMENTS - 1.7%
		Other Investment Pools & Funds - 1.7%
$	1,069,736	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$1,069,736

		Total Short-Term Investments (cost $1,069,736)	1,069,736

Total Investments Excluding Purchased Options (cost $60,992,548)	96.7%	$62,137,237

Total Purchased Options (cost $170,894)	0.9%	$594,639

Total Investments (cost $61,163,442)^	97.6%	$62,731,876
Other Assets and Liabilities	2.4%	1,514,716

Total Net Assets	100.0%	$64,246,592

The accompanying notes are an integral part of these financial statements.

116

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$3,313,326
Unrealized Depreciation	(1,744,892)

Net Unrealized Appreciation	$1,568,434

*	Non-income producing.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $12,429,381, which represented 19.3% of total net assets.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $3,492,295, which represented 5.4% of total net assets.

(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(6)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(7)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis
06/2015	$80,000	Texas Competitive Electric Holdings Co. LLC	$—

At April 30, 2017, the value of this security was $0, which represented 0.0% of total net assets.

(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(12)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2017, the aggregate value of the unfunded commitment was $83,633, which rounds to zero percent of total net assets.

(13)	Security is a zero-coupon bond.

The accompanying notes are an integral part of these financial statements.

117

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
CAC 40 Call	CBK	5,099.33 EUR	07/21/17	EUR	1,339	$259,380	$59,113	$200,267
IBEX 35 Index Call	GSC	9,843.75 EUR	07/21/17	EUR	346	324,491	79,362	245,129

Total Calls					1,685	$583,871	$138,475	$445,396

Puts
USD Put/TRY Call	GSC	3.59 TRY per USD	05/24/17	USD	174,000	$2,552	$1,818	$734
USD Put/TRY Call	GSC	3.71 TRY per USD	04/06/18	USD	12,000	4,436	3,030	1,406

Total Puts					186,000	$6,988	$4,848	$2,140

Total purchased option contracts					187,685	$590,859	$143,323	$447,536

Written option contracts:
Calls
FTSE/MIB Index Option	GSC	20,877.63 EUR	07/21/17	EUR	(168)	$(79,700)	$(79,458)	$(242)

Total written option contracts					(168)	$(79,700)	$(79,458)	$(242)

OTC Swaption Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
Credit Default Swaption ITRAXX.XOV.27	BCLY	300.00 EUR	05/17/17	EUR	(2,235,000)	$(39,723)	$(22,784)	$(16,939)

Written swaption contracts:
Puts
Credit Default Swaption ITRAXX.EUR.27	BCLY	300.00 EUR	05/17/17	EUR	(2,235,000)	$(1,656)	$(26,582)	$24,926

Total written swaption contracts					(4,470,000)	$(41,379)	$(49,366)	$7,987

Exchange Traded Option Contracts Outstanding at April 30, 2017
Description	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
S&P 500 Index Option	2,250.00 USD	05/19/17	USD	15	$3,780	$27,571	$(23,791)

Total purchased option contracts				15	$3,780	$27,571	$(23,791)

Puts
S&P 500 Index Option	2,025.00 USD	05/19/17	USD	(15)	$(750)	$(5,789)	$5,039

Total written option contracts				(15)	$(750)	$(5,789)	$5,039

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
FTSE 100 Index Future	35	06/16/2017	$3,274,631	$3,248,036	$(26,595)
SGX Nifty 50 Index Future	207	05/25/2017	3,881,290	3,864,276	(17,014)
U.S. Treasury 5-Year Note Future	6	06/30/2017	710,449	710,438	(11)

The accompanying notes are an integral part of these financial statements.

118

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Futures Contracts Outstanding at April 30, 2017 - (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts: - (continued)
U.S. Treasury Long Bond Future	6	06/21/2017	$900,472	$917,812	$17,340
U.S. Ultra Bond Future	8	06/21/2017	1,268,265	1,303,500	35,235

Total					$8,955

Short position contracts:
EAFE (mini MSCI) Index Future	21	06/16/2017	$1,841,975	$1,914,990	$(73,015)
Euro-BOBL Future	4	06/08/2017	574,711	574,540	171
FTSE 250 Index Future	67	06/16/2017	3,267,817	3,392,079	(124,262)
Long Gilt Future	5	06/28/2017	822,955	830,676	(7,721)
MSCI Mini Emerging Market Index	13	06/16/2017	611,690	636,350	(24,660)
MSCI Taiwan Index Future	48	05/26/2017	1,754,476	1,761,600	(7,124)
S&P 500 (E-Mini) Future	33	06/16/2017	3,907,956	3,927,825	(19,869)
U.S. 10-Year Ultra Future	7	06/21/2017	951,492	948,172	3,320
U.S. Treasury 10-Year Note Future	67	06/21/2017	8,379,374	8,423,156	(43,782)
U.S. Treasury 2-Year Note Future	23	06/30/2017	4,978,333	4,982,016	(3,683)

Total					$(300,625)

Total futures contracts					$(291,670)

TBA Sale Commitments Outstanding at April 30, 2017
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 3.50%	$1,900,000	05/01/2047	$(1,953,660)	$(6,582)

Total (proceeds $1,947,078)			$(1,953,660)	$(6,582)

At April 30, 2017, the aggregate market value of TBA Sale Commitments represented (3.0)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	JPM	USD	5,446	(0.18%)	07/25/45	$119	$—	$101	$(18)
ABX.HE.AAA.07	MSC	USD	249,393	(0.09%)	08/25/37	59,700	—	23,982	(35,718)
CMBX.NA.A.7	JPM	USD	80,000	(2.00%)	01/17/47	3,085	—	2,695	(390)
CMBX.NA.A.9	MSC	USD	40,000	(2.00%)	09/17/58	1,405	—	1,646	241
CMBX.NA.A.9	MSC	USD	50,000	(2.00%)	09/17/58	2,216	—	2,058	(158)
CMBX.NA.A.9	DEUT	USD	35,000	(2.00%)	09/17/58	1,772	—	1,439	(333)
CMBX.NA.AA.7	MSC	USD	70,000	(1.50%)	01/17/47	818	—	553	(265)
CMBX.NA.AA.7	CSI	USD	30,000	(1.50%)	01/17/47	933	—	236	(697)
CMBX.NA.AA.7	CSI	USD	85,000	(1.50%)	01/17/47	2,643	—	668	(1,975)
CMBX.NA.AA.7	CSI	USD	90,000	(1.50%)	01/17/47	2,798	—	707	(2,091)
CMBX.NA.AA.7	CSI	USD	100,000	(1.50%)	01/17/47	3,109	—	785	(2,324)
CMBX.NA.AA.8	MSC	USD	35,000	(1.50%)	10/17/57	1,406	—	747	(659)
CMBX.NA.AJ.4	JPM	USD	40,734	(0.96%)	02/17/51	9,973	—	6,154	(3,819)
CMBX.NA.AS.7	CSI	USD	85,000	(1.00%)	01/17/47	1,542	—	(177)	(1,719)
CMBX.NA.AS.7	GSC	USD	275,000	(1.00%)	01/17/47	7,735	—	(564)	(8,299)
CMBX.NA.AS.8	DEUT	USD	30,000	(1.00%)	10/17/57	2,192	—	122	(2,070)
CMBX.NA.BB.8	CSI	USD	50,000	(5.00%)	10/17/57	11,747	—	12,884	1,137
CMBX.NA.BB.8	CSI	USD	25,000	(5.00%)	10/17/57	5,928	—	6,442	514
CMBX.NA.BB.8	JPM	USD	25,000	(5.00%)	10/17/57	5,873	—	6,334	461

The accompanying notes are an integral part of these financial statements.

119

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices: - (continued)
Buy protection: - (continued)
CMBX.NA.BB.8	CSI	USD	25,000	(5.00%)	10/17/57	$6,028	$—	$6,442	$414
CMBX.NA.BB.8	JPM	USD	25,000	(5.00%)	10/17/57	6,028	—	6,334	306
CMBX.NA.BB.8	GSC	USD	25,000	(5.00%)	10/17/57	6,169	—	6,442	273
CMBX.NA.BB.8	GSC	USD	20,000	(5.00%)	10/17/57	4,898	—	5,154	256
CMBX.NA.BB.9	CSI	USD	115,000	(5.00%)	09/17/58	24,151	—	22,655	(1,496)
CMBX.NA.BB.9	MSI	USD	986,000	(5.00%)	09/17/58	224,230	—	194,099	(30,131)
CMBX.NA.BBB.10	MSC	USD	35,000	(3.00%)	11/17/59	2,293	—	3,417	1,124
CMBX.NA.BBB.10	MSC	USD	50,000	(3.00%)	11/17/59	3,913	—	4,881	968
CMBX.NA.BBB.10	MSC	USD	40,000	(3.00%)	11/17/59	3,938	—	3,904	(34)
CMBX.NA.BBB.7	GSC	USD	25,000	(3.00%)	01/17/47	2,146	—	2,010	(136)
CMBX.NA.BBB.7	MSC	USD	60,000	(3.00%)	01/17/47	6,140	—	4,823	(1,317)
CMBX.NA.BBB.7	CSI	USD	150,000	(3.00%)	01/17/47	14,498	—	12,059	(2,439)
CMBX.NA.BBB.7	CSI	USD	160,000	(3.00%)	01/17/47	15,464	—	12,863	(2,601)
CMBX.NA.BBB.7	DEUT	USD	25,000	(3.00%)	01/17/47	1,817	—	2,010	193
CMBX.NA.BBB.7	GSC	USD	15,000	(3.00%)	01/17/47	1,038	—	1,206	168
CMBX.NA.BBB.7	MSC	USD	35,000	(3.00%)	01/17/47	2,887	—	2,814	(73)
CMBX.NA.BBB.7	DEUT	USD	25,000	(3.00%)	01/17/47	2,371	—	2,010	(361)
CMBX.NA.BBB.7	MSC	USD	425,000	(3.00%)	01/17/47	41,081	—	34,168	(6,913)
CMBX.NA.BBB.9	MSC	USD	35,000	(3.00%)	09/17/58	3,824	—	3,810	(14)
CMBX.NA.BBB.9	MSC	USD	30,000	(3.00%)	09/17/58	3,491	—	3,261	(230)
CMBX.NA.BBB.9	MSC	USD	20,000	(3.00%)	09/17/58	2,351	—	2,173	(178)
CMBX.NA.BBB.9	MSC	USD	45,000	(3.00%)	09/17/58	5,378	—	4,892	(486)
CMBX.NA.BBB.9	DEUT	USD	100,000	(3.00%)	09/17/58	12,278	—	10,886	(1,392)
CMBX.NA.BBB.9	JPM	USD	110,000	(3.00%)	09/17/58	13,742	—	11,690	(2,052)

Total						$535,148	$—	$430,815	$(104,333)

Sell protection:
CMBX.NA.AAA.6	MLI	USD	176,858	0.50%	05/11/63	$—	$(5,602)	$(9)	$5,593
CMBX.NA.AAA.6	CSI	USD	317,946	0.50%	05/11/63	—	(3,392)	(15)	3,377
CMBX.NA.AAA.6	CSI	USD	278,203	0.50%	05/11/63	—	(2,968)	(13)	2,955
CMBX.NA.AAA.6	CSI	USD	273,235	0.50%	05/11/63	—	(2,915)	(13)	2,902
CMBX.NA.AAA.6	DEUT	USD	104,326	0.50%	05/11/63	—	(1,601)	(5)	1,596
CMBX.NA.AJ.4	MLI	USD	40,734	0.96%	02/17/51	—	(7,083)	(6,156)	927
CMBX.NA.BB.6	CSI	USD	115,000	5.00%	05/11/63	—	(24,158)	(21,644)	2,514
CMBX.NA.BB.6	CSI	USD	70,000	5.00%	05/11/63	—	(14,192)	(13,174)	1,018
CMBX.NA.BB.6	CSI	USD	40,000	5.00%	05/11/63	—	(7,886)	(7,518)	368
CMBX.NA.BB.6	GSC	USD	5,000	5.00%	05/11/63	—	(847)	(941)	(94)
CMBX.NA.BB.6	CSI	USD	47,000	5.00%	05/11/63	—	(8,636)	(8,833)	(197)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	—	(15,618)	(15,974)	(356)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	—	(15,618)	(15,974)	(356)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	—	(15,618)	(15,974)	(356)
CMBX.NA.BB.6	CSI	USD	90,000	5.00%	05/11/63	—	(16,537)	(16,914)	(377)
CMBX.NA.BB.6	CSI	USD	20,000	5.00%	05/11/63	—	(3,386)	(3,764)	(378)
CMBX.NA.BB.6	GSC	USD	25,000	5.00%	05/11/63	—	(4,260)	(4,705)	(445)
CMBX.NA.BB.6	CSI	USD	40,000	5.00%	05/11/63	—	(7,063)	(7,517)	(454)
CMBX.NA.BB.6	JPM	USD	25,000	5.00%	05/11/63	—	(4,071)	(4,598)	(527)
CMBX.NA.BB.6	MSC	USD	25,000	5.00%	05/11/63	—	(4,148)	(4,706)	(558)
CMBX.NA.BB.6	MSC	USD	170,000	5.00%	05/11/63	—	(31,239)	(31,949)	(710)
CMBX.NA.BB.6	JPM	USD	25,000	5.00%	05/11/63	—	(3,709)	(4,600)	(891)
CMBX.NA.BB.6	CSI	USD	25,000	5.00%	05/11/63	—	(3,757)	(4,706)	(949)
CMBX.NA.BB.6	GSC	USD	20,000	5.00%	05/11/63	—	(2,648)	(3,762)	(1,114)
CMBX.NA.BB.6	CSI	USD	50,000	5.00%	05/11/63	—	(7,418)	(9,411)	(1,993)
CMBX.NA.BB.6	GSC	USD	80,000	5.00%	05/11/63	—	(8,740)	(15,034)	(6,294)
CMBX.NA.BB.8	MSC	USD	306,000	5.00%	10/17/57	—	(85,571)	(78,761)	6,810
CMBX.NA.BB.8	MSC	USD	60,000	5.00%	10/17/57	—	(17,251)	(15,443)	1,808
CMBX.NA.BB.8	MSC	USD	50,000	5.00%	10/17/57	—	(14,355)	(12,870)	1,485
CMBX.NA.BB.8	GSC	USD	60,000	5.00%	10/17/57	—	(16,702)	(15,444)	1,258

The accompanying notes are an integral part of these financial statements.

120

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices: - (continued)
Sell protection: - (continued)
CMBX.NA.BB.8	GSC	USD	5,000	5.00%	10/17/57	$—	$(1,655)	$(1,287)	$368
CMBX.NA.BB.8	GSC	USD	125,000	5.00%	10/17/57	—	(25,860)	(32,174)	(6,314)
CMBX.NA.BB.8	MLI	USD	115,000	5.00%	10/17/57	—	(10,380)	(29,600)	(19,220)
CMBX.NA.BB.8	GSC	USD	110,000	5.00%	10/17/57	—	(5,617)	(28,313)	(22,696)
CMBX.NA.BB.9	CSI	USD	270,000	5.00%	09/17/58	—	(73,147)	(53,113)	20,034
CMBX.NA.BB.9	GSC	USD	275,000	5.00%	09/17/58	—	(73,983)	(54,097)	19,886
CMBX.NA.BB.9	CSI	USD	270,000	5.00%	09/17/58	—	(72,379)	(53,114)	19,265
CMBX.NA.BB.9	GSC	USD	171,000	5.00%	09/17/58	—	(47,112)	(33,638)	13,474
CMBX.NA.BB.9	GSC	USD	35,000	5.00%	09/17/58	—	(9,615)	(6,885)	2,730
CMBX.NA.BB.9	JPM	USD	20,000	5.00%	09/17/58	—	(5,402)	(3,935)	1,467
CMBX.NA.BB.9	MLI	USD	15,000	5.00%	09/17/58	—	(4,163)	(2,951)	1,212
CMBX.NA.BB.9	GSC	USD	15,000	5.00%	09/17/58	—	(4,121)	(2,951)	1,170
CMBX.NA.BB.9	GSC	USD	15,000	5.00%	09/17/58	—	(4,085)	(2,950)	1,135
CMBX.NA.BB.9	MLI	USD	15,000	5.00%	09/17/58	—	(4,051)	(2,951)	1,100
CMBX.NA.BBB.8	MSC	USD	65,000	3.00%	10/17/57	—	(10,954)	(10,013)	941
PrimeX.ARM.2	JPM	USD	240,361	4.58%	12/25/37	10,007	—	3,358	(6,649)

Total						$10,007	$(709,513)	$(655,041)	$44,465

Total traded indices						$545,155	$(709,513)	$(224,226)	$(59,868)

Credit default swaps on single-name issues:
Sell protection:
Brazil (Federated Republic of)	GSC	USD	65,000	1.00%/1.95%	12/20/21	$—	$(3,172)	$(2,598)	$574
Brazil (Federated Republic of)	GSC	USD	118,000	1.00%/2.15%	06/20/22	—	(6,630)	(6,321)	309

Total						$—	$(9,802)	$(8,919)	$883

Total single-name issues						$—	$(9,802)	$(8,919)	$883

Total OTC contracts						$545,155	$(719,315)	$(233,145)	$(58,985)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27	USD	550,000	(1.00%)	06/20/22	$29,862	$23,747	$(6,115)
CDX.NA.HY.28	USD	252,000	(5.00%)	06/20/22	16,836	19,951	3,115
CDX.NA.HY.28	USD	5,005,000	(5.00%)	06/20/22	(327,156)	(396,475)	(69,319)
CDX.NA.IG.28	USD	1,034,000	(1.00%)	06/20/22	(15,890)	(18,972)	(3,082)
ITRAXX.EUR.27	EUR	4,765,000	(1.00%)	06/20/22	62,893	92,916	30,023
ITRAXX.XOV.27	EUR	713,000	(5.00%)	06/20/22	72,296	86,813	14,517
ITRAXX.XOV.27	EUR	4,395,000	(5.00%)	06/20/22	(445,329)	(535,493)	(90,164)

Total					$(606,488)	$(727,513)	$(121,025)

Total					$(606,488)	$(727,513)	$(121,025)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

121

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Cross Currency Swap Contracts Outstanding at April 30, 2017
Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 4.585% based on the notional amount of currency delivered	09/20/22	GSC	USD	71,818	CNH	500,000	$—	$(964)	$(709)	$255
Fixed Rate equal to 4.585% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	GSC	CNH	500,000	USD	71,818	964	—	680	(284)

Total								$964	$(964)	$(29)	$(29)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017
Counter-party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
BCLY	1.89% Fixed	CPURNSA	USD	1,731,000	07/15/24	$—	$—	$51,008	$51,008

OTC Total Return Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
GS Client REIT	GSC	USD	3,655,501	1M LIBOR - 0.30%	01/31/18	$—	$—	$—	$0
GS Client REIT	GSC	USD	3,743,056	(1M LIBOR + 0.40%)	01/31/18	—	—	—	0
iShares JP Morgan USD Emerging Markets Bond ETF	BOA	USD	3,150,029	1M LIBOR - 0.30%	03/29/18	—	—	—	0
Russell 1000 Growth Index	BOA	USD	2,398,429	1M LIBOR - 0.25%	05/31/17	—	—	(1)	(1)
Russell 1000 Growth Index	BOA	USD	2,422,948	1M LIBOR - 0.25%	05/31/17	—	—	(1)	(1)
Russell 1000 Value Index	BOA	USD	2,361,866	(1M LIBOR + 0.23%)	05/31/17	—	—	11,882	11,882
Russell 1000 Value Index	BOA	USD	2,340,765	(1M LIBOR + 0.23%)	05/31/17	—	—	11,776	11,776

Total						$—	$—	$23,656	$23,656

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
BRL	Buy	06/21/17	MSC	$106,179	$105,490	$(689)
BRL	Buy	06/21/17	MSC	105,395	104,557	(838)
BRL	Buy	06/21/17	MSC	105,499	104,246	(1,253)
BRL	Buy	06/21/17	MSC	107,855	105,490	(2,365)
BRL	Sell	06/21/17	MSC	108,230	106,113	2,117
BRL	Sell	06/21/17	MSC	106,663	105,801	862
BRL	Sell	06/21/17	SCB	18,049	17,737	312
BRL	Sell	06/21/17	SSG	188,249	190,131	(1,882)
CHF	Sell	05/31/17	SCB	618,115	618,347	(232)
CNH	Buy	06/21/17	SCB	35,864	35,784	(80)
CNH	Buy	06/21/17	MSC	35,999	35,784	(215)
CNH	Buy	06/21/17	JPM	71,668	71,424	(244)
COP	Buy	06/21/17	CSFB	2,930	2,859	(71)
COP	Buy	06/21/17	JPM	88,469	86,150	(2,319)

The accompanying notes are an integral part of these financial statements.

122

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
COP	Sell	06/21/17	SCB	$86,585	$89,008	$(2,423)
EGP	Buy	06/21/17	SCB	3,866	3,781	(85)
EGP	Buy	06/21/17	CBK	4,843	4,657	(186)
EGP	Buy	06/21/17	CBK	14,327	13,478	(849)
EGP	Buy	03/06/18	GSC	3,263	3,204	(59)
EGP	Buy	03/06/18	GSC	4,063	3,979	(84)
EGP	Buy	03/06/18	CBK	9,111	8,734	(377)
EGP	Buy	03/29/18	CBK	21,905	22,111	206
EUR	Buy	05/31/17	CBK	241,035	244,388	3,353
EUR	Buy	06/21/17	BCLY	5,341	5,461	120
EUR	Buy	06/21/17	UBS	13,031	13,106	75
EUR	Buy	06/21/17	SCB	6,497	6,553	56
EUR	Sell	05/08/17	JPM	447,250	447,878	(628)
EUR	Sell	05/31/17	CBK	561,698	569,512	(7,814)
EUR	Sell	06/21/17	JPM	5,360	5,461	(101)
EUR	Sell	06/21/17	CSFB	5,348	5,461	(113)
EUR	Sell	06/21/17	JPM	22,580	22,936	(356)
EUR	Sell	06/21/17	JPM	120,429	122,327	(1,898)
EUR	Sell	06/21/17	CBK	712,152	732,867	(20,715)
GBP	Buy	05/31/17	UBS	5,120	5,186	66
GBP	Sell	05/31/17	UBS	581,070	588,542	(7,472)
GHS	Buy	06/21/17	SCB	20,697	23,230	2,533
GHS	Buy	06/21/17	CBK	10,163	11,500	1,337
GHS	Buy	06/21/17	CBK	10,309	11,500	1,191
GHS	Sell	06/21/17	CBK	16,121	15,870	251
GHS	Sell	06/21/17	SCB	15,207	15,180	27
GHS	Sell	06/21/17	SCB	10,138	10,120	18
GHS	Sell	06/21/17	SCB	5,069	5,060	9
HUF	Buy	06/21/17	SCB	182,676	184,555	1,879
HUF	Buy	06/21/17	SCB	61,586	62,169	583
HUF	Sell	06/21/17	JPM	394	400	(6)
HUF	Sell	06/21/17	CSFB	29,098	29,389	(291)
HUF	Sell	06/21/17	BCLY	60,815	61,630	(815)
HUF	Sell	06/21/17	BOA	70,369	71,302	(933)
HUF	Sell	06/21/17	BOA	83,014	84,002	(988)
JPY	Sell	05/15/17	HSBC	366,974	359,028	7,946
JPY	Sell	05/31/17	HSBC	268,371	265,438	2,933
JPY	Sell	05/31/17	NOM	177,242	175,189	2,053
JPY	Sell	05/31/17	DEUT	91,096	90,239	857
MXN	Sell	06/21/17	JPM	45,503	45,393	110
MXN	Sell	06/21/17	GSC	10,247	10,268	(21)
MXN	Sell	06/21/17	SSG	56,322	57,083	(761)
MXN	Sell	06/21/17	RBC	96,351	101,738	(5,387)
NOK	Sell	05/31/17	GSC	114,224	114,069	155
PHP	Buy	06/21/17	HSBC	75,351	76,145	794
PHP	Buy	06/21/17	BCLY	75,725	76,145	420
PHP	Sell	06/21/17	BCLY	149,403	152,290	(2,887)
RON	Buy	06/26/17	CBK	212,204	216,271	4,067
RON	Buy	08/28/17	CBK	103,918	105,876	1,958
RON	Buy	08/28/17	CBK	1,184	1,203	19
RON	Sell	06/26/17	CBK	224,694	216,272	8,422
RON	Sell	08/28/17	JPM	70,189	66,173	4,016
RON	Sell	08/28/17	BNP	43,340	40,907	2,433
RUB	Buy	06/21/17	CIB	74,441	82,112	7,671
RUB	Buy	06/21/17	CBK	9,798	11,804	2,006
RUB	Sell	06/21/17	CIB	10,702	11,805	(1,103)
RUB	Sell	06/21/17	CBK	68,156	82,113	(13,957)
THB	Buy	06/21/17	JPM	76,447	77,452	1,005

The accompanying notes are an integral part of these financial statements.

123

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
THB	Buy	06/21/17	HSBC	$76,604	$77,452	$848
THB	Buy	06/21/17	JPM	311	318	7
THB	Sell	06/21/17	JPM	319	317	2
THB	Sell	06/21/17	JPM	153,516	154,904	(1,388)
TRY	Buy	06/21/17	HSBC	73,954	79,594	5,640
TRY	Buy	06/21/17	BNP	74,976	79,871	4,895
TRY	Buy	06/21/17	JPM	74,730	78,484	3,754
TRY	Buy	06/21/17	BOA	62,372	64,618	2,246
TRY	Buy	06/21/17	MSC	76,079	78,208	2,129
TRY	Buy	06/21/17	HSBC	47,752	49,642	1,890
TRY	Buy	06/21/17	GSC	2,146	2,218	72
TRY	Sell	06/21/17	GSC	74,187	78,485	(4,298)
TRY	Sell	06/21/17	HSBC	73,643	78,208	(4,565)
TRY	Sell	06/21/17	SCB	74,650	79,594	(4,944)
TRY	Sell	06/21/17	DEUT	74,907	79,871	(4,964)
TRY	Sell	06/21/17	CBK	109,565	116,480	(6,915)
ZAR	Buy	06/21/17	JPM	95,144	94,627	(517)
ZAR	Sell	06/21/17	CBK	65,961	64,000	1,961
ZAR	Sell	06/21/17	JPM	91,501	89,807	1,694
ZAR	Sell	06/21/17	HSBC	31,666	31,814	(148)
ZAR	Sell	06/21/17	JPM	30,921	31,444	(523)
ZMW	Buy	06/21/17	CBK	22,727	23,629	902
ZMW	Buy	06/21/17	CBK	11,371	11,762	391
ZMW	Buy	06/21/17	SCB	5,545	5,882	337
ZMW	Buy	06/21/17	CBK	5,583	5,881	298

Total						$(19,833)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CHF	Swiss Franc
CNH	Chinese Renminbi
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
ZMW	Zambian Kwacha

The accompanying notes are an integral part of these financial statements.

124

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments) - (continued)

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
S&P	Standard & Poor’s

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

125

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$4,665,664	$—	$4,665,664	$—
Corporate Bonds	13,600,690	—	13,600,690	—
Foreign Government Obligations	4,344,569	—	4,344,569	—
Municipal Bonds	569,415	—	569,415	—
Senior Floating Rate Interests	14,746,394	—	14,746,394	—
Equity Linked Securities	7,155,853	—	—	7,155,853
U.S. Government Agencies	256,182	—	256,182	—
U.S. Government Securities	536,183	—	536,183	—
Common Stocks
Automobiles & Components	768,095	349,535	418,560	—
Banks	747,063	313,738	433,325	—
Capital Goods	621,181	208,741	412,440	—
Commercial & Professional Services	310,555	—	310,555	—
Consumer Durables & Apparel	32,035	—	32,035	—
Consumer Services	242,568	242,568	—	—
Diversified Financials	470,171	470,171	—	—
Energy	103,256	61,421	41,835	—
Food & Staples Retailing	250,349	250,349	—	—
Food, Beverage & Tobacco	246,289	—	246,289	—
Health Care Equipment & Services	37,599	37,599	—	—
Insurance	710,361	283,447	426,914	—
Materials	131,334	65,096	66,238	—
Media	190,815	—	190,815	—
Pharmaceuticals, Biotechnology & Life Sciences	805,201	632,588	172,613	—
Real Estate	1,128,022	470,984	657,038	—
Retailing	213,645	140,745	72,900	—
Semiconductors & Semiconductor Equipment	430,991	223,240	207,751	—
Software & Services	960,340	552,446	407,894	—
Technology Hardware & Equipment	1,782,050	353,624	1,428,426	—
Telecommunication Services	1,092,906	828,748	264,158	—
Transportation	266,182	47,731	218,451	—
Utilities	1,236,058	887,624	348,434	—
Convertible Bonds	2,261,837	—	2,261,837	—
Exchange Traded Funds	153,648	153,648	—	—
Short-Term Investments	1,069,736	1,069,736	—	—
Purchased Options	594,639	3,780	590,859	—
Foreign Currency Contracts(2)	88,926	—	88,926	—
Futures Contracts(2)	56,066	56,066	—	—
Swaps - Credit Default(2)	169,986	—	169,986	—
Swaps - Cross Currency(2)	255	—	255	—
Swaps - Interest Rate(2)	51,008	—	51,008	—
Swaps - Total Return(2)	23,658	—	23,658	—

Total	$63,121,775	$7,703,625	$48,262,297	$7,155,853

Liabilities
Foreign Currency Contracts(2)	$(108,759)	$—	$(108,759)	$—
Futures Contracts(2)	(347,736)	(347,736)	—	—
Swaps - Credit Default(2)	(349,996)	—	(349,996)	—
Swaps - Cross Currency(2)	(284)	—	(284)	—
Swaps - Total Return(2)	(2)	—	(2)	—
TBA Sale Commitments	(1,953,660)	—	(1,953,660)	—
Written Options	(121,829)	(750)	(121,079)	—

Total	$(2,882,266)	$(348,486)	$(2,533,780)	$—

(1)	For the six-month period ended April 30, 2017 investments valued at $499,863 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor; there were no transfers from Level 1 to Level 2 and there were no transfers in or out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

126

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2017:

Investments in Securities	Equity Linked Securities	Total
Beginning balance	$5,525,915	$5,525,915
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	(224,952)	(224,952)
Change in Unrealized Appreciation (Depreciation)	134,532	134,532
Net Purchases	7,128,769	7,128,769
Net Sales	(5,408,411)	(5,408,411)
Net Transfers in to Level 3	—	—
Net Transfers out of Level 3	—	—

Ending balance	$7,155,853	$7,155,853

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2017 was $27,082.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

127

Multi-Strategy Funds

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	The Hartford Balanced Fund	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund
Assets:
Investments in securities, at market value	$871,818,336	$10,675,159,877	$—
Investments in affiliated investment companies, at market value	—	—	1,753,811,835
Cash	6,123	4,198	—
Cash collateral due from broker	—	358,000	—
Foreign currency	—	550,359	—
Unrealized appreciation on OTC swap contracts	—	868,980	—
Unrealized appreciation on foreign currency contracts	—	70,334	—
Receivables:
Investment securities sold	12,021,948	9,743,328	628,541
Fund shares sold	2,325,388	57,191,176	1,577,489
Dividends and interest	2,869,200	62,152,991	1,027,650
Variation margin on financial derivative instruments	—	6,358,859	—
OTC swap premiums paid	—	—	—
Other assets	94,261	329,317	82,905

Total assets	889,135,256	10,812,787,419	1,757,128,420

Liabilities:
Unrealized depreciation on foreign currency contracts	—	1,593,840	—
Unrealized depreciation on OTC swap contracts	—	—	—
Cash collateral due to broker	—	—	—
TBA sale commitments, at market value	—	—	—
Unfunded loan commitments	—	—	—
Payables:
Investment securities purchased	9,485,493	78,862,354	1,027,624
Fund shares redeemed	1,091,407	17,308,338	3,752,852
Investment management fees	473,265	4,768,448	—
Transfer agent fees	88,075	479,563	155,208
Accounting services fees	12,861	158,844	20,109
Board of Directors’ fees	2,651	13,915	6,846
Variation margin on financial derivative instruments	174	—	—
Foreign taxes	—	—	—
Distribution fees	261,484	3,580,188	556,333
Written options	—	—	—
Accrued expenses	89,151	314,196	140,709
OTC swap premiums received	—	945,308	—

Total liabilities	11,504,561	108,024,994	5,659,681

Net assets	$877,630,695	$10,704,762,425	$1,751,468,739

Summary of Net Assets:
Capital stock and paid-in-capital	$773,903,900	$9,747,018,809	$1,583,006,739
Undistributed (distributions in excess of) net investment income	578,382	15,095,380	2,817,052
Accumulated net realized gain (loss)	(39,692,931)	112,565,860	146,368,731
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	142,841,344	830,082,376	19,276,217

Net assets	$877,630,695	$10,704,762,425	$1,751,468,739

Shares authorized	1,070,000,000	1,900,000,000	1,110,000,000

Par value	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$22.34	$14.19	$9.91

Maximum offering price per share	$23.64	$15.02	$10.49

Shares outstanding	27,488,725	220,482,358	136,203,694

Net Assets	$614,187,978	$3,128,722,840	$1,349,915,513

Class B: Net asset value per share	$22.29	$14.17	$9.87

Shares outstanding	45,723	231,356	1,486,537

Net Assets	$1,019,008	$3,277,555	$14,679,292

The accompanying notes are an integral part of these financial statements.

128

Multi-Strategy Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

The Hartford Conservative Allocation Fund	The Hartford Global All-Asset Fund (consolidated)	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund

$—	$309,980,872	$—	$—	$62,731,876
136,508,921	—	687,213,322	489,485,001	—
—	222,452	—	—	—
—	6,412,128	—	—	1,035,000
—	1,860,583	—	—	359,861
—	199,150	—	—	197,252
—	821,559	—	—	88,926

189,426	17,723,125	467,497	397,287	2,746,783
50,265	57,225	258,545	117,470	74,914
67,630	1,211,320	57,585	87,028	431,643
—	117,216	—	—	641,074
—	74,721	—	—	546,119
75,702	95,613	76,844	75,182	97,582

136,891,944	338,775,964	688,073,793	490,161,968	68,951,030

—	969,031	—	—	108,759
—	86,771	—	—	181,602
—	70,000	—	—	35,000
—	7,088,466	—	—	1,953,660
—	—	—	—	83,487

67,628	18,176,807	57,584	87,026	1,430,160
260,202	377,025	1,003,645	1,123,880	2,977
11,004	203,571	55,366	40,009	39,236
12,191	27,928	82,979	47,511	1,946
1,541	5,592	7,856	5,601	1,151
754	1,615	2,917	2,277	439
—	—	—	—	—
—	394,825	—	—	—
46,816	74,349	231,550	165,006	3,196
—	46,953	—	—	121,827
26,556	73,741	85,357	63,302	20,719
—	146,970	—	—	720,279

426,692	27,743,644	1,527,254	1,534,612	4,704,438

$136,465,252	$311,032,320	$686,546,539	$488,627,356	$64,246,592

$143,407,911	$281,992,169	$717,700,082	$473,771,276	$79,225,302
135,188	1,159,553	3,221,394	(149,032)	(524,219)
(8,417,800)	1,865,704	(47,353,982)	7,647,430	(15,611,149)
1,339,953	26,014,894	12,979,045	7,357,682	1,156,658

$136,465,252	$311,032,320	$686,546,539	$488,627,356	$64,246,592

560,000,000	810,000,000	560,000,000	560,000,000	610,000,000

$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

$10.15	$11.18	$11.38	$11.65	$9.25

$10.74	$11.83	$12.04	$12.33	$9.69

8,826,416	9,692,696	43,882,150	28,974,104	1,103,374

$89,553,822	$108,350,239	$499,428,466	$337,666,464	$10,211,264

$10.06	$—	$11.27	$11.44	$—

59,953	—	256,165	150,543	—

$603,304	$—	$2,887,506	$1,722,937	$—

The accompanying notes are an integral part of these financial statements.

129

Multi-Strategy Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

	The Hartford Balanced Fund	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund
Class C: Net asset value per share	$22.33	$13.99	$9.84

Shares outstanding	7,413,119	248,446,786	32,048,135

Net Assets	$165,571,003	$3,476,844,247	$315,439,595

Class I: Net asset value per share	$22.33	$14.19	$9.93

Shares outstanding	3,772,970	255,021,653	4,832,840

Net Assets	$84,261,956	$3,619,306,312	$47,975,917

Class R3: Net asset value per share	$22.56	$14.23	$9.87

Shares outstanding	114,197	14,647,799	1,644,035

Net Assets	$2,576,454	$208,492,530	$16,227,761

Class R4: Net asset value per share	$22.61	$14.24	$9.88

Shares outstanding	71,135	7,240,934	509,164

Net Assets	$1,608,704	$103,122,116	$5,032,518

Class R5: Net asset value per share	$22.64	$14.26	$9.93

Shares outstanding	6,255	2,941,468	220,382

Net Assets	$141,642	$41,944,686	$2,188,034

Class R6: Net asset value per share	$—	$14.33	$—

Shares outstanding	—	1,550,494	—

Net Assets	$—	$22,215,828	$—

Class Y: Net asset value per share	$22.65	$14.33	$—

Shares outstanding	364,368	5,285,240	—

Net Assets	$8,253,846	$75,745,179	$—

Class F: Net asset value per share	$22.33	$14.19	$9.93

Shares outstanding	452	1,767,721	1,018

Net Assets	$10,104	$25,091,132	$10,109

Cost of investments	$728,956,829	$9,839,398,284	$—
Cost of investments in affiliated investment companies	$—	$—	$1,734,535,618
Cost of foreign currency	$—	$549,219	$—
Proceeds of TBA sale commitments	$—	$—	$—
Proceeds of written option contracts	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

130

Multi-Strategy Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

The Hartford Conservative Allocation Fund	The Hartford Global All-Asset Fund (consolidated)	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund
$10.00	$11.03	$11.19	$11.45	$9.26

3,146,477	5,661,576	13,194,732	8,993,138	573,597

$31,472,751	$62,461,158	$147,667,527	$102,991,580	$5,310,870

$10.16	$11.22	$11.31	$11.69	$9.26

143,595	4,167,334	757,500	721,469	1,399,910

$1,458,398	$46,769,678	$8,569,989	$8,433,897	$12,957,454

$10.13	$11.18	$11.12	$11.49	$9.26

824,584	175,474	1,054,537	1,988,363	227,403

$8,355,533	$1,961,174	$11,721,504	$22,845,102	$2,106,441

$10.15	$11.32	$11.32	$11.65	$9.26

253,985	104,025	942,351	679,255	228,936

$2,579,113	$1,177,129	$10,662,839	$7,911,548	$2,119,100

$10.18	$11.14	$11.39	$11.69	$9.25

238,922	1,027	491,713	602,501	230,273

$2,432,204	$11,446	$5,598,483	$7,045,644	$2,131,039

$—	$—	$—	$—	$—

—	—	—	—	—

$—	$—	$—	$—	$—

$—	$11.24	$—	$—	$9.25

—	2,521,369	—	—	3,177,740

$—	$28,329,911	$—	$—	$29,400,304

$10.16	$11.22	$11.32	$11.69	$9.25

997	5,522,815	903	871	1,094

$10,127	$61,971,585	$10,225	$10,184	$10,120

$—	$284,112,260	$—	$—	$61,163,442
$135,168,968	$—	$674,234,277	$482,127,319	$—
$—	$1,861,257	$—	$—	$361,943
$—	$7,072,896	$—	$—	$1,947,078
$—	$110,202	$—	$—	$134,612

The accompanying notes are an integral part of these financial statements.

131

Multi-Strategy Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Balanced Fund	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund
Investment Income:
Dividends	$6,978,591	$72,274,864	$—
Dividends from affiliated investment companies	—	—	18,937,230
Interest	4,067,722	105,857,393	815
Other income	662	2,412	—
Less: Foreign tax withheld	(89,170)	(1,683,796)	—

Total investment income, net	10,957,805	176,450,873	18,938,045

Expenses:
Investment management fees	2,779,803	26,940,139	—
Administrative services fees
Class R3	3,162	185,491	15,476
Class R4	708	75,390	3,516
Class R5	106	18,369	1,554
Transfer agent fees
Class A	423,921	1,236,767	642,302
Class B	7,250	6,525	26,781
Class C	78,650	1,139,724	148,285
Class I	39,657	1,300,695	25,906
Class R3	362	2,443	668
Class R4	159	1,329	225
Class R5	29	411	20
Class R6	—	165	—
Class Y	52	635	—
Class F	—	—	—
Distribution fees
Class A	754,517	3,859,165	1,699,477
Class B	8,549	6,296	120,022
Class C	822,088	16,514,213	1,585,093
Class R3	7,905	463,728	38,690
Class R4	1,180	125,650	5,861
Custodian fees	3,617	88,148	47
Registration and filing fees	72,835	304,195	67,897
Accounting services fees	75,417	906,309	123,711
Board of Directors’ fees	12,158	128,268	27,207
Audit fees	9,142	16,217	9,152
Other expenses	88,787	612,348	158,495

Total expenses (before waivers and fees paid indirectly)	5,190,054	53,932,620	4,700,385
Expense waivers	(1,112)	(84,282)	—
Management fee waivers	—	—	—
Transfer agent fee waivers	(4,685)	(78)	—
Distribution fee reimbursements	(7,548)	(4,245)	(1,278)
Commission recapture	(2,535)	(13,058)	—

Total waivers and fees paid indirectly	(15,880)	(101,663)	(1,278)

Total expenses, net	5,174,174	53,830,957	4,699,107

Net Investment Income (Loss)	5,783,631	122,619,916	14,238,938

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Capital gain distributions received from underlying funds	—	—	18,573,136
Net realized gain (loss) on investments	30,608,782	96,526,180	—
Less: Foreign taxes paid on realized capital gains	—	—	—
Net realized gain (loss) on investments in affiliated investment companies	—	—	185,089,642
Net realized gain (loss) on purchased options contracts	—	—	—
Net realized gain (loss) on futures contracts	(894,629)	12,649,706	—
Net realized gain (loss) on written options contracts	—	—	—
Net realized gain (loss) on swap contracts	—	1,810,568	—
Net realized gain (loss) on foreign currency contracts	—	3,314,432	—
Net realized gain (loss) on other foreign currency transactions	(15,118)	61,860	—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	29,699,035	114,362,746	203,662,778

The accompanying notes are an integral part of these financial statements.

132

Multi-Strategy Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

The Hartford Conservative Allocation Fund	The Hartford Global All-Asset Fund (consolidated)	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund

$—	$1,974,048	$—	$—	$648,130
1,493,814	—	5,986,226	4,918,533	—
66	1,521,112	1	2	1,091,915
—	4,450	—	—	1,347
—	(103,560)	—	—	(9,795)

1,493,880	3,396,050	5,986,227	4,918,535	1,731,597

67,664	1,260,545	342,447	248,392	253,742

8,574	1,869	12,069	21,867	2,031
1,708	861	8,803	5,732	1,532
1,125	5	2,641	3,368	1,027

47,602	81,754	334,810	191,091	1,773
1,727	—	13,654	7,085	—
15,343	40,062	94,497	52,840	1,339
420	20,488	2,744	2,472	5,483
223	226	335	489	—
94	158	185	169	—
56	—	47	75	—
—	—	—	—	—
—	626	—	—	245
—	—	—	—	—

112,943	139,492	627,138	429,744	12,535
5,195	—	27,577	16,450	—
147,563	325,844	753,165	528,441	24,975
21,435	4,672	30,171	54,668	5,078
2,846	1,435	14,671	9,553	2,554
47	34,980	47	47	8,707
48,320	45,501	54,378	51,489	43,409
9,473	34,709	48,639	34,789	7,443
2,187	5,086	10,782	7,845	1,101
9,246	29,436	9,245	13,634	15,831
16,614	34,623	69,430	47,449	9,828

520,405	2,062,372	2,457,475	1,727,689	398,633
(28,884)	(139,085)	—	—	(62,280)
—	(15,307)	—	—	—
(168)	—	(5,381)	(2,150)	—
(916)	(225)	(4,084)	(2,444)	(12,786)
—	(317)	—	—	—

(29,968)	(154,934)	(9,465)	(4,594)	(75,066)

490,437	1,907,438	2,448,010	1,723,095	323,567

1,003,443	1,488,612	3,538,217	3,195,440	1,408,030

1,061,374	—	8,327,158	4,749,656	—
—	10,212,216	—	—	910,559
—	(14,139)	—	—	(2,637)
4,494,182	—	52,097,646	25,753,314	—
—	(483,337)	—	—	(200,270)
—	(1,787,253)	—	—	(1,310,698)
—	265,541	—	—	225,080
—	(2,418,141)	—	—	157,261
—	1,004,112	—	—	153,093
—	129,286	—	—	(6,914)

5,555,556	6,908,285	60,424,804	30,502,970	(74,526)

The accompanying notes are an integral part of these financial statements.

133

Multi-Strategy Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Balanced Fund	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	$31,063,072	$276,454,696	$—
Net unrealized appreciation (depreciation) of investments in affiliated investment companies	—	—	(69,028,241)
Net unrealized appreciation (depreciation) of purchased options contracts	—	—	—
Net unrealized appreciation (depreciation) of futures contracts	197,788	(9,480,088)	—
Net unrealized appreciation (depreciation) of securities sold short	—	—	—
Net unrealized appreciation (depreciation) of written options contracts	—	—	—
Net unrealized appreciation (depreciation) of swap contracts	—	137,335	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	(2,671,505)	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	21,883	149,674	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	31,282,743	264,590,112	(69,028,241)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	60,981,778	378,952,858	134,634,537

Net Increase (Decrease) in Net Assets Resulting from Operations	$66,765,409	$501,572,774	$148,873,475

The accompanying notes are an integral part of these financial statements.

134

Multi-Strategy Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

The Hartford Conservative Allocation Fund	The Hartford Global All-Asset Fund (consolidated)	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund

$—	$14,048,968	$—	$—	$1,456,175
(181,175)	—	5,179,606	4,283,333	—
—	387,722	—	—	428,647
—	1,514,251	—	—	(200,995)
—	(218)	—	—	—
—	(14,744)	—	—	11,052
—	208,848	—	—	(40,757)
—	21,180	—	—	14,407
—	20,753	—	—	2,387

(181,175)	16,186,760	5,179,606	4,283,333	1,670,916

5,374,381	23,095,045	65,604,410	34,786,303	1,596,390

$6,377,824	$24,583,657	$69,142,627	$37,981,743	$3,004,420

The accompanying notes are an integral part of these financial statements.

135

Multi-Strategy Funds

Statements of Changes in Net Assets

	The Hartford Balanced Fund		The Hartford Balanced Income Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$5,783,631	$10,452,748	$122,619,916	$187,309,184
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	29,699,035	25,859,457	114,362,746	94,912,725
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	31,282,743	(25,523,676)	264,590,112	223,444,964

Net Increase (Decrease) in Net Assets Resulting from Operations	66,765,409	10,788,529	501,572,774	505,666,873

Distributions to Shareholders:
From net investment income
Class A	(4,077,739)	(12,001,702)	(40,423,051)	(70,946,627)
Class B	(951)	(41,767)	(58,162)	(232,684)
Class C	(533,848)	(2,015,715)	(32,191,338)	(49,939,045)
Class I	(500,933)	(313,831)	(43,390,039)	(44,419,166)
Class R3	(16,725)	(33,696)	(2,159,076)	(3,415,937)
Class R4	(6,508)	(13,036)	(1,320,896)	(2,039,147)
Class R5	(1,550)	(3,904)	(533,575)	(758,307)
Class R6	—	—	(214,509)	(179,631)
Class Y	(66,946)	(280,833)	(1,359,534)	(1,415,323)
Class F	(49)	—	(71)	—

Total from net investment income	(5,205,249)	(14,704,484)	(121,650,251)	(173,345,867)

From net realized gain on investments
Class A	—	—	(33,832,329)	(43,597,114)
Class B	—	—	(64,307)	(205,848)
Class C	—	—	(35,761,372)	(40,662,736)
Class I	—	—	(28,196,118)	(21,482,203)
Class R3	—	—	(1,928,904)	(2,198,274)
Class R4	—	—	(1,137,476)	(1,104,289)
Class R5	—	—	(366,066)	(372,175)
Class R6	—	—	(105,031)	(100,762)
Class Y	—	—	(949,044)	(530,425)
Class F	—	—	—	—

Total from net realized gain on investments	—	—	(102,340,647)	(110,253,826)

From tax return of capital
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class Y	—	—	—	—
Class F	—	—	—	—

Total from tax return of capital	—	—	—	—

Total distributions	(5,205,249)	(14,704,484)	(223,990,898)	(283,599,693)

Capital Share Transactions:
Sold	104,698,344	184,453,221	2,672,651,227	3,598,650,705
Issued on reinvestment of distributions	5,033,443	14,198,368	205,304,517	260,503,595
Redeemed	(100,867,438)	(171,082,040)	(1,404,058,865)	(1,721,508,430)

Net increase (decrease) from capital share transactions	8,864,349	27,569,549	1,473,896,879	2,137,645,870

Net Increase (Decrease) in Net Assets	70,424,509	23,653,594	1,751,478,755	2,359,713,050

Net Assets:
Beginning of period	807,206,186	783,552,592	8,953,283,670	6,593,570,620

End of period	$877,630,695	$807,206,186	$10,704,762,425	$8,953,283,670

Undistributed (distributions in excess of) net investment income	$578,382	$—	$15,095,380	$14,125,715

The accompanying notes are an integral part of these financial statements.

136

Multi-Strategy Funds

Statements of Changes in Net Assets – (continued)

The Hartford Checks and Balances Fund		The Hartford Conservative Allocation Fund		The Hartford Global All-Asset Fund (consolidated)
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$14,238,938	$24,373,081	$1,003,443	$1,084,334	$1,488,612	$4,220,711

203,662,778	134,019,885	5,555,556	(12,679,919)	6,908,285	136,347

(69,028,241)	(111,061,222)	(181,175)	12,844,063	16,186,760	5,809,084

148,873,475	47,331,744	6,377,824	1,248,478	24,583,657	10,166,142

(10,120,459)	(27,177,306)	(1,204,620)	(380,010)	(1,854,988)	—
(55,997)	(714,398)	—	(4,779)	—	—
(1,187,676)	(3,983,068)	(160,816)	(56,755)	(532,959)	—
(377,404)	(816,611)	(21,644)	(4,464)	(887,391)	—
(89,419)	(217,443)	(98,281)	(23,699)	(25,727)	—
(33,904)	(84,107)	(30,660)	(9,340)	(18,947)	—
(33,496)	(110,986)	(38,830)	(10,864)	(228)	—
—	—	—	—	—	—
—	—	—	—	(1,800,779)	—
(37)	—	—	—	—	—

(11,898,392)	(33,103,919)	(1,554,851)	(489,911)	(5,121,019)	—

(93,801,889)	(135,452,125)	—	(1,369,661)	—	(10,264,499)
(1,974,522)	(7,828,280)	—	(40,118)	—	—
(22,032,763)	(33,070,353)	—	(472,352)	—	(6,290,683)
(2,837,906)	(3,515,155)	—	(12,446)	—	(4,288,931)
(1,028,205)	(1,244,237)	—	(102,693)	—	(146,653)
(304,171)	(426,209)	—	(31,144)	—	(85,232)
(336,732)	(494,166)	—	(31,087)	—	(40,375)
—	—	—	—	—	—
—	—	—	—	—	(1,923,547)
—	—	—	—	—	—

(122,316,188)	(182,030,525)	—	(2,059,501)	—	(23,039,920)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

(134,214,580)	(215,134,444)	(1,554,851)	(2,549,412)	(5,121,019)	(23,039,920)

89,593,525	231,229,857	13,833,430	20,162,248	72,913,418	93,451,937
132,759,544	212,845,217	1,521,051	2,480,305	4,564,892	19,689,920
(289,215,308)	(414,402,370)	(26,264,771)	(43,083,139)	(117,762,979)	(136,041,638)

(66,862,239)	29,672,704	(10,910,290)	(20,440,586)	(40,284,669)	(22,899,781)

(52,203,344)	(138,129,996)	(6,087,317)	(21,741,520)	(20,822,031)	(35,773,559)

1,803,672,083	1,941,802,079	142,552,569	164,294,089	331,854,351	367,627,910

$1,751,468,739	$1,803,672,083	$136,465,252	$142,552,569	$311,032,320	$331,854,351

$2,817,052	$476,506	$135,188	$686,596	$1,159,553	$4,791,960

The accompanying notes are an integral part of these financial statements.

137

Multi-Strategy Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Growth Allocation Fund		Hartford Moderate Allocation Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$3,538,217	$1,442,557	$3,195,440	$2,174,491
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	60,424,804	(95,935,585)	30,502,970	(18,325,952)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	5,179,606	80,920,337	4,283,333	14,324,742

Net Increase (Decrease) in Net Assets Resulting from Operations	69,142,627	(13,572,691)	37,981,743	(1,826,719)

Distributions to Shareholders:
From net investment income
Class A	(2,160,209)	(8,630,634)	(3,247,300)	(1,963,784)
Class B	—	(27,787)	—	(29,946)
Class C	—	(1,302,257)	(169,122)	(396,213)
Class I	(57,319)	(159,034)	(95,654)	(54,973)
Class R3	(13,223)	(167,136)	(139,506)	(97,212)
Class R4	(52,512)	(204,185)	(68,158)	(39,823)
Class R5	(38,687)	(104,622)	(81,472)	(38,448)
Class R6	—	—	—	—
Class Y	—	—	—	—
Class F	—	—	—	—

Total from net investment income	(2,321,950)	(10,595,655)	(3,801,212)	(2,620,399)

From net realized gain on investments
Class A	—	(29,027,151)	—	(25,459,622)
Class B	—	(1,027,873)	—	(762,041)
Class C	—	(9,288,804)	—	(8,397,808)
Class I	—	(433,903)	—	(602,808)
Class R3	—	(741,109)	—	(1,528,981)
Class R4	—	(689,283)	—	(566,418)
Class R5	—	(287,934)	—	(505,580)
Class R6	—	—	—	—
Class Y	—	—	—	—
Class F	—	—	—	—

Total from net realized gain on investments	—	(41,496,057)	—	(37,823,258)

From tax return of capital
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class Y	—	—	—	—
Class F	—	—	—	—

Total from tax return of capital	—	—	—	—

Total distributions	(2,321,950)	(52,091,712)	(3,801,212)	(40,443,657)

Capital Share Transactions:
Sold	23,966,059	59,226,370	17,927,426	39,489,568
Issued on reinvestment of distributions	2,286,089	51,050,803	3,737,369	39,632,924
Redeemed	(112,371,395)	(167,620,052)	(80,932,271)	(135,455,292)

Net increase (decrease) from capital share transactions	(86,119,247)	(57,342,879)	(59,267,476)	(56,332,800)

Net Increase (Decrease) in Net Assets	(19,298,570)	(123,007,282)	(25,086,945)	(98,603,176)

Net Assets:
Beginning of period	705,845,109	828,852,391	513,714,301	612,317,477

End of period	$686,546,539	$705,845,109	$488,627,356	$513,714,301

Undistributed (distributions in excess of) net investment income	$3,221,394	$2,005,127	$(149,032)	$456,740

The accompanying notes are an integral part of these financial statements.

138

Multi-Strategy Funds

Statements of Changes in Net Assets – (continued)

Hartford Multi-Asset Income Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$1,408,030	$3,691,732
(74,526)	(10,048,197)
1,670,916	6,993,886

3,004,420	637,421

(200,794)	(648,489)
—	—
(85,135)	(159,093)
(275,097)	(299,645)
(38,835)	(77,922)
(42,111)	(83,319)
(44,356)	(86,788)
—	—
(736,653)	(1,822,007)
(73)	—

(1,423,054)	(3,177,263)

—	—
—	—
—	—
—	—
—	—
—	—
—	—
—	—
—	—
—	—

—	—

—	(150,724)
—	(36,977)
—	(69,644)
—	(18,111)
—	(19,365)
—	(20,171)
—	(423,477)
—	—

—	(738,469)

(1,423,054)	(3,915,732)

2,946,327	45,803,657
1,413,842	3,895,839
(13,704,481)	(107,733,203)

(9,344,312)	(58,033,707)

(7,762,946)	(61,312,018)

72,009,538	133,321,556

$64,246,592	$72,009,538

$(524,219)	$(509,195)

The accompanying notes are an integral part of these financial statements.

139

Multi-Strategy Funds

Financial Highlights

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments		Total from Invest- ment Oper- ations	Dividends from Net Invest- ment Income	Distri- butions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Balanced Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$20.76	$0.16	$1.57		$1.73	$(0.15)	$—	$—	$(0.15)	$22.34	8.33	%(5)	$614,188	1.12	%(6)	1.11	%(6)	1.50	%(6)	19%
B	20.68	0.07	1.56		1.63	(0.02)	—	—	(0.02)	22.29	7.86	(5)	1,019	2.57	(6)	2.03	(6)	0.64	(6)	19
C	20.76	0.09	1.55		1.64	(0.07)	—	—	(0.07)	22.33	7.96	(5)	165,571	1.82	(6)	1.82	(6)	0.80	(6)	19
I	20.76	0.19	1.56		1.75	(0.18)	—	—	(0.18)	22.33	8.44	(5)	84,262	0.87	(6)	0.87	(6)	1.72	(6)	19
R3	20.97	0.13	1.58		1.71	(0.12)	—	—	(0.12)	22.56	8.15	(5)	2,576	1.45	(6)	1.40	(6)	1.24	(6)	19
R4	21.02	0.16	1.58		1.74	(0.15)	—	—	(0.15)	22.61	8.36	(5)	1,609	1.16	(6)	1.10	(6)	1.45	(6)	19
R5	21.04	0.20	1.58		1.78	(0.18)	—	—	(0.18)	22.64	8.48	(5)	142	0.85	(6)	0.80	(6)	1.82	(6)	19
Y	21.05	0.21	1.58		1.79	(0.19)	—	—	(0.19)	22.65	8.52	(5)	8,254	0.73	(6)	0.73	(6)	1.89	(6)	19
F(7)	22.21	0.06	0.17		0.23	(0.11)	—	—	(0.11)	22.33	1.03	(5)	10	0.72	(6)	0.72	(6)	1.73	(6)	19

For the Year Ended October 31, 2016
A	$20.87	$0.30	$(0.01	)(8)	$0.29	$(0.40)	$—	$—	$(0.40)	$20.76	1.43%		$601,415	1.15%		1.15	%(9)	1.43%		26%
B	20.78	0.12	(0.02	)(8)	0.10	(0.20)	—	—	(0.20)	20.68	0.50		2,228	2.39		2.05	(9)	0.59		26
C	20.87	0.15	—	(10)	0.15	(0.26)	—	—	(0.26)	20.76	0.74		161,160	1.85		1.85	(9)	0.73		26
I	20.86	0.33	0.04		0.37	(0.47)	—	—	(0.47)	20.76	1.80		31,260	0.85		0.85	(9)	1.59		26
R3	21.09	0.24	0.01		0.25	(0.37)	—	—	(0.37)	20.97	1.18		3,174	1.47		1.41	(9)	1.13		26
R4	21.13	0.31	—	(10)	0.31	(0.42)	—	—	(0.42)	21.02	1.47		683	1.18		1.11	(9)	1.47		26
R5	21.14	0.36	0.02		0.38	(0.48)	—	—	(0.48)	21.04	1.81		242	0.88		0.81	(9)	1.74		26
Y	21.15	0.39	–	(10)	0.39	(0.49)	—	—	(0.49)	21.05	1.87		7,044	0.75		0.75	(9)	1.87		26

For the Year Ended October 31, 2015
A	$20.54	$0.25	$0.33		$0.58	$(0.25)	$—	$—	$(0.25)	$20.87	2.84%		$607,698	1.15%		1.15%		1.20%		22%
B	20.42	0.07	0.33		0.40	(0.04)	—	—	(0.04)	20.78	1.98		5,246	2.27		1.99		0.35		22
C	20.54	0.11	0.33		0.44	(0.11)	—	—	(0.11)	20.87	2.15		153,455	1.84		1.84		0.52		22
I(11)	21.08	0.19	(0.24)		(0.05)	(0.17)	—	—	(0.17)	20.86	(0.19	)(5)	7,436	0.86	(6)	0.86	(6)	1.59	(6)	22
R3	20.75	0.20	0.34		0.54	(0.20)	—	—	(0.20)	21.09	2.62		1,361	1.49		1.40		0.97		22
R4	20.78	0.26	0.34		0.60	(0.25)	—	—	(0.25)	21.13	2.90		594	1.16		1.10		1.25		22
R5	20.80	0.33	0.33		0.66	(0.32)	—	—	(0.32)	21.14	3.19		164	0.87		0.80		1.56		22
Y	20.82	0.35	0.31		0.66	(0.33)	—	—	(0.33)	21.15	3.22		7,600	0.74		0.74		1.65		22

For the Year Ended October 31, 2014
A	$18.62	$0.23	$1.92		$2.15	$(0.23)	$—	$—	$(0.23)	$20.54	11.60%		$585,217	1.17%		1.17%		1.17%		39%
B	18.50	0.06	1.91		1.97	(0.05)	—	—	(0.05)	20.42	10.64		8,635	2.27		2.04		0.33		39
C	18.63	0.09	1.92		2.01	(0.10)	—	—	(0.10)	20.54	10.82		126,773	1.86		1.86		0.47		39
R3	18.81	0.18	1.94		2.12	(0.18)	—	—	(0.18)	20.75	11.32		593	1.50		1.40		0.93		39
R4	18.83	0.24	1.95		2.19	(0.24)	—	—	(0.24)	20.78	11.67		786	1.16		1.10		1.22		39
R5	18.85	0.30	1.95		2.25	(0.30)	—	—	(0.30)	20.80	12.02		157	0.86		0.80		1.53		39
Y	18.87	0.32	1.95		2.27	(0.32)	—	—	(0.32)	20.82	12.08		2,147	0.74		0.74		1.59		39

For the Year Ended October 31, 2013
A	$16.06	$0.22	$2.56		$2.78	$(0.22)	$—	$—	$(0.22)	$18.62	17.40%		$542,452	1.21%		1.18%		1.24%		27%
B	15.94	0.07	2.54		2.61	(0.05)	—	—	(0.05)	18.50	16.43		12,206	2.27		2.04		0.42		27
C	16.07	0.09	2.57		2.66	(0.10)	—	—	(0.10)	18.63	16.58		100,230	1.89		1.89		0.52		27
R3	16.23	0.17	2.59		2.76	(0.18)	—	—	(0.18)	18.81	17.11		641	1.51		1.40		0.98		27
R4	16.23	0.24	2.59		2.83	(0.23)	—	—	(0.23)	18.83	17.55		531	1.15		1.10		1.35		27
R5	16.26	0.28	2.59		2.87	(0.28)	—	—	(0.28)	18.85	17.81		140	0.86		0.80		1.62		27
Y	16.27	0.30	2.59		2.89	(0.29)	—	—	(0.29)	18.87	17.92		1,979	0.74		0.74		1.69		27

The accompanying notes are an integral part of these financial statements.

140

Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Oper- ations	Dividends from Net Invest- ment Income	Distri- butions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Balanced Fund - (continued)
For the Year Ended October 31, 2012(12)
A	$14.63	$0.22	$1.44	$1.66	$(0.23)	$—	$—	$(0.23)	$16.06	11.42%		$483,041	1.24%		1.18%		1.40%		29%
B	14.51	0.09	1.42	1.51	(0.08)	—	—	(0.08)	15.94	10.43		15,803	2.24		2.05		0.55		29
C	14.64	0.10	1.45	1.55	(0.12)	—	—	(0.12)	16.07	10.60		78,414	1.92		1.92		0.67		29
R3	14.78	0.18	1.47	1.65	(0.20)	—	—	(0.20)	16.23	11.22		378	1.56		1.40		1.17		29
R4	14.79	0.24	1.44	1.68	(0.24)	—	—	(0.24)	16.23	11.44		1,456	1.16		1.10		1.59		29
R5	14.81	0.28	1.46	1.74	(0.29)	—	—	(0.29)	16.26	11.84		121	0.88		0.80		1.78		29
Y	14.82	0.29	1.46	1.75	(0.30)	—	—	(0.30)	16.27	11.89		1,804	0.75		0.75		1.83		29

The Hartford Balanced Income Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$13.80	$0.19	$0.53	$0.72	$(0.18)	$(0.15)	$—	$(0.33)	$14.19	5.31	%(5)	$3,128,723	0.92	%(6)	0.92	%(6)	2.70	%(6)	15%
B	13.77	0.19	0.53	0.72	(0.17)	(0.15)	—	(0.32)	14.17	5.31	(5)	3,278	1.10	(6)	0.99	(6)	2.69	(6)	15
C	13.61	0.13	0.53	0.66	(0.13)	(0.15)	—	(0.28)	13.99	4.93	(5)	3,476,844	1.66	(6)	1.66	(6)	1.96	(6)	15
I	13.80	0.20	0.54	0.74	(0.20)	(0.15)	—	(0.35)	14.19	5.44	(5)	3,619,306	0.68	(6)	0.68	(6)	2.91	(6)	15
R3	13.84	0.17	0.53	0.70	(0.16)	(0.15)	—	(0.31)	14.23	5.14	(5)	208,493	1.30	(6)	1.24	(6)	2.38	(6)	15
R4	13.85	0.19	0.53	0.72	(0.18)	(0.15)	—	(0.33)	14.24	5.28	(5)	103,122	1.00	(6)	0.94	(6)	2.69	(6)	15
R5	13.86	0.20	0.55	0.75	(0.20)	(0.15)	—	(0.35)	14.26	5.49	(5)	41,945	0.70	(6)	0.69	(6)	2.92	(6)	15
R6	13.93	0.21	0.54	0.75	(0.20)	(0.15)	—	(0.35)	14.33	5.50	(5)	22,216	0.60	(6)	0.59	(6)	2.94	(6)	15
Y	13.93	0.21	0.54	0.75	(0.20)	(0.15)	—	(0.35)	14.33	5.50	(5)	75,745	0.59	(6)	0.59	(6)	3.05	(6)	15
F(7)	14.20	0.04	0.05	0.09	(0.10)	—	—	(0.10)	14.19	0.65	(5)	25,091	0.59	(6)	0.59	(6)	1.71	(6)	15

For the Year Ended October 31, 2016
A	$13.41	$0.37	$0.57	$0.94	$(0.33)	$(0.22)	$—	$(0.55)	$13.80	7.29%		$3,076,342	0.96%		0.96	%(13)	2.73%		36%
B	13.37	0.37	0.57	0.94	(0.32)	(0.22)	—	(0.54)	13.77	7.30		6,529	1.08		1.00	(13)	2.74		36
C	13.24	0.26	0.57	0.83	(0.24)	(0.22)	—	(0.46)	13.61	6.48		3,171,408	1.69		1.69	(13)	1.99		36
I	13.41	0.40	0.58	0.98	(0.37)	(0.22)	—	(0.59)	13.80	7.57		2,290,723	0.70		0.70	(13)	2.95		36
R3	13.45	0.33	0.58	0.91	(0.30)	(0.22)	—	(0.52)	13.84	6.98		174,319	1.32		1.25	(13)	2.43		36
R4	13.45	0.37	0.59	0.96	(0.34)	(0.22)	—	(0.56)	13.85	7.36		106,451	1.02		0.95	(13)	2.71		36
R5	13.47	0.40	0.58	0.98	(0.37)	(0.22)	—	(0.59)	13.86	7.53		31,698	0.72		0.70	(13)	2.97		36
R6	13.53	0.41	0.59	1.00	(0.38)	(0.22)	—	(0.60)	13.93	7.65		9,636	0.62		0.62	(13)	3.04		36
Y	13.53	0.41	0.59	1.00	(0.38)	(0.22)	—	(0.60)	13.93	7.65		86,177	0.62		0.62	(13)	3.00		36

For the Year Ended October 31, 2015
A	$13.72	$0.33	$(0.10)	$0.23	$(0.33)	$(0.21)	$—	$(0.54)	$13.41	1.77%		$2,635,923	0.95%		0.95%		2.48%		39%
B	13.69	0.35	(0.14)	0.21	(0.32)	(0.21)	—	(0.53)	13.37	1.63		12,811	1.06		0.99		2.56		39
C	13.56	0.25	(0.12)	0.13	(0.24)	(0.21)	—	(0.45)	13.24	1.01		2,414,291	1.69		1.69		1.84		39
I	13.72	0.38	(0.11)	0.27	(0.37)	(0.21)	—	(0.58)	13.41	2.04		1,274,683	0.69		0.69		2.85		39
R3	13.77	0.31	(0.13)	0.18	(0.29)	(0.21)	—	(0.50)	13.45	1.40		127,608	1.31		1.24		2.30		39
R4	13.77	0.35	(0.13)	0.22	(0.33)	(0.21)	—	(0.54)	13.45	1.70		66,468	1.01		0.94		2.60		39
R5	13.78	0.38	(0.11)	0.27	(0.37)	(0.21)	—	(0.58)	13.47	2.03		22,907	0.71		0.69		2.84		39
R6	13.90	0.33	(0.12)	0.21	(0.37)	(0.21)	—	(0.58)	13.53	1.65	(5)	6,072	0.67	(6)	0.64	(6)	2.50	(6)	39
Y	13.84	0.40	(0.12)	0.28	(0.38)	(0.21)	—	(0.59)	13.53	2.10		32,808	0.61		0.61		2.92		39

The accompanying notes are an integral part of these financial statements.

141

Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Oper- ations	Dividends from Net Invest- ment Income	Distri- butions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Balanced Income Fund - (continued)
For the Year Ended October 31, 2014
A	$13.05	$0.34	$0.83	$1.17	$(0.32)	$(0.18)	$—	$(0.50)	$13.72	9.19%		$2,317,429	0.97%		0.97%		2.56%		40%
B	13.01	0.34	0.84	1.18	(0.32)	(0.18)	—	(0.50)	13.69	9.25		18,846	1.07		0.99		2.56		40
C	12.91	0.24	0.82	1.06	(0.23)	(0.18)	—	(0.41)	13.56	8.39		1,884,930	1.70		1.70		1.81		40
I	13.05	0.38	0.83	1.21	(0.36)	(0.18)	—	(0.54)	13.72	9.47		1,031,554	0.70		0.70		2.80		40
R3	13.10	0.30	0.84	1.14	(0.29)	(0.18)	—	(0.47)	13.77	8.90		106,894	1.32		1.24		2.26		40
R4	13.10	0.35	0.83	1.18	(0.33)	(0.18)	—	(0.51)	13.77	9.19		54,196	1.02		0.94		2.58		40
R5	13.11	0.38	0.83	1.21	(0.36)	(0.18)	—	(0.54)	13.78	9.44		13,069	0.73		0.69		2.83		40
Y	13.16	0.39	0.84	1.23	(0.37)	(0.18)	—	(0.55)	13.84	9.55		24,484	0.62		0.62		2.89		40

For the Year Ended October 31, 2013
A	$12.24	$0.32	$0.94	$1.26	$(0.30)	$(0.15)	$—	$(0.45)	$13.05	10.57%		$1,879,401	0.99%		0.96%		2.53%		32%
B	12.20	0.32	0.94	1.26	(0.30)	(0.15)	—	(0.45)	13.01	10.60		20,966	1.10		0.96		2.55		32
C	12.13	0.22	0.93	1.15	(0.22)	(0.15)	—	(0.37)	12.91	9.70		1,326,973	1.72		1.70		1.78		32
I	12.24	0.35	0.94	1.29	(0.33)	(0.15)	—	(0.48)	13.05	10.84		598,310	0.73		0.71		2.77		32
R3	12.29	0.29	0.94	1.23	(0.27)	(0.15)	—	(0.42)	13.10	10.27		59,155	1.33		1.22		2.26		32
R4	12.28	0.32	0.95	1.27	(0.30)	(0.15)	—	(0.45)	13.10	10.64		37,128	1.03		0.91		2.55		32
R5	12.29	0.36	0.94	1.30	(0.33)	(0.15)	—	(0.48)	13.11	10.90		9,269	0.73		0.69		2.80		32
Y	12.34	0.36	0.95	1.31	(0.34)	(0.15)	—	(0.49)	13.16	10.91		14,384	0.63		0.62		2.81		32

For the Year Ended October 31, 2012
A	$11.02	$0.35	$1.18	$1.53	$(0.31)	$—	$—	$(0.31)	$12.24	14.05%		$1,131,250	1.04%		0.83%		2.98%		30%
B	10.98	0.30	1.16	1.46	(0.24)	—	—	(0.24)	12.20	13.44		16,451	1.54		1.30		2.55		30
C	10.94	0.25	1.18	1.43	(0.24)	—	—	(0.24)	12.13	13.22		649,208	1.79		1.58		2.19		30
I	11.02	0.37	1.18	1.55	(0.33)	—	—	(0.33)	12.24	14.31		307,422	0.81		0.59		3.19		30
R3	11.06	0.31	1.20	1.51	(0.28)	—	—	(0.28)	12.29	13.84		27,888	1.41		1.11		2.64		30
R4	11.06	0.33	1.21	1.54	(0.32)	—	—	(0.32)	12.28	14.08		14,568	1.17		0.83		2.77		30
R5	11.06	0.38	1.18	1.56	(0.33)	—	—	(0.33)	12.29	14.33		164	0.76		0.56		3.29		30
Y	11.05	0.37	1.26	1.63	(0.34)	—	—	(0.34)	12.34	14.98		1,829	0.74		0.56		3.14		30

The Hartford Checks and Balances Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$9.85	$0.09	$0.73	$0.82	$(0.07)	$(0.69)	$—	$(0.76)	$9.91	8.72	%(5)	$1,349,916	0.39	%(6)	0.39	%(6)	1.75	%(6)	2%
B	9.81	0.04	0.73	0.77	(0.02)	(0.69)	—	(0.71)	9.87	8.19	(5)	14,679	1.27	(6)	1.27	(6)	0.90	(6)	2
C	9.78	0.05	0.74	0.79	(0.04)	(0.69)	—	(0.73)	9.84	8.38	(5)	315,440	1.14	(6)	1.14	(6)	1.01	(6)	2
I	9.86	0.10	0.74	0.84	(0.08)	(0.69)	—	(0.77)	9.93	8.94	(5)	47,976	0.16	(6)	0.16	(6)	1.97	(6)	2
R3	9.81	0.07	0.74	0.81	(0.06)	(0.69)	—	(0.75)	9.87	8.57	(5)	16,228	0.75	(6)	0.75	(6)	1.38	(6)	2
R4	9.82	0.08	0.74	0.82	(0.07)	(0.69)	—	(0.76)	9.88	8.72	(5)	5,033	0.45	(6)	0.45	(6)	1.67	(6)	2
R5	9.86	0.12	0.72	0.84	(0.08)	(0.69)	—	(0.77)	9.93	8.95	(5)	2,188	0.15	(6)	0.15	(6)	2.43	(6)	2
F(7)	9.86	0.03	0.08	0.11	(0.04)	—	—	(0.04)	9.93	1.09	(5)	10	0.04	(6)	0.04	(6)	1.79	(6)	2

For the Year Ended October 31, 2016
A	$10.81	$0.14	$0.11	$0.25	$(0.19)	$(1.02)	$—	$(1.21)	$9.85	2.78%		$1,386,748	0.41%		0.41%		1.46%		8%
B	10.76	0.07	0.09	0.16	(0.09)	(1.02)	—	(1.11)	9.81	1.93		32,027	1.21		1.21		0.72		8
C	10.75	0.07	0.09	0.16	(0.11)	(1.02)	—	(1.13)	9.78	1.94		321,436	1.16		1.16		0.71		8
I	10.83	0.17	0.09	0.26	(0.21)	(1.02)	—	(1.23)	9.86	2.97		39,557	0.19		0.19		1.69		8
R3	10.78	0.10	0.10	0.20	(0.15)	(1.02)	—	(1.17)	9.81	2.35		14,554	0.77		0.77		1.05		8
R4	10.79	0.13	0.10	0.23	(0.18)	(1.02)	—	(1.20)	9.82	2.64		4,457	0.47		0.47		1.38		8
R5	10.82	0.16	0.11	0.27	(0.21)	(1.02)	—	(1.23)	9.86	3.04		4,893	0.16		0.16		1.69		8

The accompanying notes are an integral part of these financial statements.

142

Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Oper- ations	Dividends from Net Invest- ment Income	Distri- butions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Checks and Balances Fund - (continued)
For the Year Ended October 31, 2015
A	$11.89	$0.14	$0.11	$0.25	$(0.43)	$(0.90)	$—	$(1.33)	$10.81	2.38%		$1,443,659	0.39%		0.39%		1.26%		7%
B	11.83	0.07	0.10	0.17	(0.34)	(0.90)	—	(1.24)	10.76	1.64		87,066	1.20		1.20		0.64		7
C	11.83	0.05	0.12	0.17	(0.35)	(0.90)	—	(1.25)	10.75	1.64		351,257	1.14		1.14		0.47		7
I	11.90	0.21	0.07	0.28	(0.45)	(0.90)	—	(1.35)	10.83	2.64		36,770	0.16		0.16		1.93		7
R3	11.86	0.08	0.13	0.21	(0.39)	(0.90)	—	(1.29)	10.78	2.03		13,247	0.75		0.75		0.73		7
R4	11.87	0.12	0.13	0.25	(0.43)	(0.90)	—	(1.33)	10.79	2.33		4,652	0.45		0.45		1.13		7
R5	11.90	0.15	0.13	0.28	(0.46)	(0.90)	—	(1.36)	10.82	2.65		5,150	0.14		0.14		1.37		7

For the Year Ended October 31, 2014
A	$11.75	$0.14	$1.07	$1.21	$(0.21)	$(0.86)	$—	$(1.07)	$11.89	11.07%		$1,404,632	0.39%		0.39%		1.25%		15%
B	11.64	0.05	1.05	1.10	(0.05)	(0.86)	—	(0.91)	11.83	10.09		108,791	1.19		1.19		0.46		15
C	11.65	0.06	1.04	1.10	(0.06)	(0.86)	—	(0.92)	11.83	10.17		334,810	1.14		1.14		0.50		15
I	11.78	0.18	1.06	1.24	(0.26)	(0.86)	—	(1.12)	11.90	11.35		34,269	0.14		0.14		1.53		15
R3	11.69	0.10	1.06	1.16	(0.13)	(0.86)	—	(0.99)	11.86	10.70		10,635	0.75		0.75		0.88		15
R4	11.73	0.13	1.07	1.20	(0.20)	(0.86)	—	(1.06)	11.87	11.06		3,932	0.45		0.45		1.14		15
R5	11.78	0.17	1.07	1.24	(0.26)	(0.86)	—	(1.12)	11.90	11.34		163	0.15		0.15		1.48		15

For the Year Ended October 31, 2013
A	$9.92	$0.16	$1.88	$2.04	$(0.18)	$(0.03)	$—	$(0.21)	$11.75	20.89%		$1,354,101	0.41%		0.41%		1.51%		12%
B	9.88	0.08	1.86	1.94	(0.15)	(0.03)	—	(0.18)	11.64	20.01		117,550	1.21		1.21		0.72		12
C	9.89	0.08	1.87	1.95	(0.16)	(0.03)	—	(0.19)	11.65	20.00		308,250	1.16		1.16		0.76		12
I	9.93	0.18	1.88	2.06	(0.18)	(0.03)	—	(0.21)	11.78	21.15		29,305	0.15		0.15		1.70		12
R3	9.90	0.13	1.86	1.99	(0.17)	(0.03)	—	(0.20)	11.69	20.43		10,875	0.75		0.75		1.19		12
R4	9.91	0.16	1.86	2.02	(0.17)	(0.03)	—	(0.20)	11.73	20.79		1,535	0.46		0.46		1.46		12
R5	9.93	0.19	1.87	2.06	(0.18)	(0.03)	—	(0.21)	11.78	21.16		144	0.15		0.15		1.74		12

For the Year Ended October 31, 2012(12)
A	$9.22	$0.20	$0.74	$0.94	$(0.20)	$(0.04)	$—	$(0.24)	$9.92	10.43%		$1,277,312	0.41%		0.41%		2.15%		12%
B	9.19	0.13	0.72	0.85	(0.12)	(0.04)	—	(0.16)	9.88	9.45		114,693	1.22		1.22		1.35		12
C	9.19	0.13	0.74	0.87	(0.13)	(0.04)	—	(0.17)	9.89	9.63		284,190	1.16		1.16		1.41		12
I	9.23	0.23	0.74	0.97	(0.23)	(0.04)	—	(0.27)	9.93	10.70		21,254	0.16		0.16		2.38		12
R3	9.20	0.17	0.74	0.91	(0.17)	(0.04)	—	(0.21)	9.90	10.08		10,764	0.76		0.76		1.71		12
R4	9.22	0.20	0.73	0.93	(0.20)	(0.04)	—	(0.24)	9.91	10.29		1,375	0.47		0.47		1.92		12
R5	9.23	0.23	0.74	0.97	(0.23)	(0.04)	—	(0.27)	9.93	10.70		119	0.16		0.16		2.37		12

The Hartford Conservative Allocation Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$9.81	$0.08	$0.39	$0.47	$(0.13)	$—	$—	$(0.13)	$10.15	4.87	%(5)	$89,554	0.58	%(6)	0.55	%(6)	1.65	%(6)	14%
B	9.63	0.05	0.38	0.43	—	—	—	—	10.06	4.47	(5)	603	1.56	(6)	1.30	(6)	1.00	(6)	14
C	9.62	0.04	0.39	0.43	(0.05)	—	—	(0.05)	10.00	4.51	(5)	31,473	1.33	(6)	1.30	(6)	0.92	(6)	14
I	9.83	0.10	0.39	0.49	(0.16)	—	—	(0.16)	10.16	5.06	(5)	1,458	0.29	(6)	0.26	(6)	1.97	(6)	14
R3	9.79	0.07	0.38	0.45	(0.11)	—	—	(0.11)	10.13	4.67	(5)	8,356	0.93	(6)	0.80	(6)	1.42	(6)	14
R4	9.82	0.08	0.39	0.47	(0.14)	—	—	(0.14)	10.15	4.82	(5)	2,579	0.64	(6)	0.50	(6)	1.68	(6)	14
R5	9.86	0.10	0.39	0.49	(0.17)	—	—	(0.17)	10.18	5.04	(5)	2,432	0.33	(6)	0.20	(6)	2.02	(6)	14
F(7)	10.03	0.02	0.11	0.13	—	—	—	—	10.16	1.30	(5)	10	0.23	(6)	0.20	(6)	1.31	(6)	14

The accompanying notes are an integral part of these financial statements.

143

Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Oper- ations	Dividends from Net Invest- ment Income	Distri- butions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Conservative Allocation Fund - (continued)
For the Year Ended October 31, 2016
A	$9.85	$0.09	$0.02	$0.11	$(0.03)	$(0.12)	$—	$(0.15)	$9.81	1.26%	$95,802	0.60%	0.54%	0.90%	80%
B	9.73	0.02	0.02	0.04	(0.02)	(0.12)	—	(0.14)	9.63	0.44	1,416	1.49	1.29	0.16	80
C	9.73	0.01	0.01	0.02	(0.01)	(0.12)	—	(0.13)	9.62	0.34	31,115	1.34	1.29	0.15	80
I	9.86	0.11	0.02	0.13	(0.04)	(0.12)	—	(0.16)	9.83	1.45	1,087	0.32	0.27	1.18	80
R3	9.85	0.06	0.03	0.09	(0.03)	(0.12)	—	(0.15)	9.79	0.99	8,561	0.94	0.79	0.64	80
R4	9.86	0.09	0.03	0.12	(0.04)	(0.12)	—	(0.16)	9.82	1.28	2,340	0.64	0.49	0.94	80
R5	9.88	0.12	0.02	0.14	(0.04)	(0.12)	—	(0.16)	9.86	1.56	2,231	0.34	0.19	1.25	80

For the Year Ended October 31, 2015
A	$10.78	$0.10	$(0.42)	$(0.32)	$(0.15)	$(0.46)	$—	$(0.61)	$9.85	(3.01)%	$108,907	0.60%	0.60%	0.98%	15%
B	10.72	0.04	(0.44)	(0.40)	(0.13)	(0.46)	—	(0.59)	9.73	(3.83)	3,371	1.47	1.41	0.41	15
C	10.71	0.02	(0.41)	(0.39)	(0.13)	(0.46)	—	(0.59)	9.73	(3.70)	37,732	1.34	1.34	0.22	15
I	10.77	0.16	(0.45)	(0.29)	(0.16)	(0.46)	—	(0.62)	9.86	(2.74)	1,064	0.31	0.31	1.53	15
R3	10.81	0.07	(0.43)	(0.36)	(0.14)	(0.46)	—	(0.60)	9.85	(3.36)	8,256	0.94	0.91	0.72	15
R4	10.79	0.10	(0.42)	(0.32)	(0.15)	(0.46)	—	(0.61)	9.86	(3.02)	2,461	0.65	0.61	0.94	15
R5	10.79	0.14	(0.43)	(0.29)	(0.16)	(0.46)	—	(0.62)	9.88	(2.73)	2,504	0.34	0.31	1.37	15

For the Year Ended October 31, 2014
A	$11.05	$0.07	$0.09	$0.16	$(0.09)	$(0.34)	$—	$(0.43)	$10.78	1.50%	$134,286	0.59%	0.59%	0.64%	27%
B	10.99	(0.01)	0.08	0.07	—	(0.34)	—	(0.34)	10.72	0.71	6,872	1.43	1.40	(0.13)	27
C	10.98	(0.01)	0.08	0.07	—	(0.34)	—	(0.34)	10.71	0.71	46,745	1.34	1.34	(0.09)	27
I	11.06	0.10	0.08	0.18	(0.13)	(0.34)	—	(0.47)	10.77	1.76	1,829	0.32	0.32	0.91	27
R3	11.06	0.03	0.09	0.12	(0.03)	(0.34)	—	(0.37)	10.81	1.17	10,141	0.94	0.90	0.31	27
R4	11.04	0.07	0.08	0.15	(0.06)	(0.34)	—	(0.40)	10.79	1.45	4,806	0.64	0.60	0.65	27
R5	11.08	0.10	0.08	0.18	(0.13)	(0.34)	—	(0.47)	10.79	1.74	3,585	0.34	0.30	0.92	27

For the Year Ended October 31, 2013
A	$11.35	$0.10	$0.15	$0.25	$(0.32)	$(0.23)	$—	$(0.55)	$11.05	2.26%	$147,617	0.58%	0.58%	0.93%	22%
B	11.33	0.03	0.13	0.16	(0.27)	(0.23)	—	(0.50)	10.99	1.42	11,240	1.40	1.40	0.27	22
C	11.32	0.02	0.15	0.17	(0.28)	(0.23)	—	(0.51)	10.98	1.51	53,554	1.32	1.32	0.17	22
I	11.34	0.12	0.16	0.28	(0.33)	(0.23)	—	(0.56)	11.06	2.60	1,397	0.30	0.30	1.13	22
R3	11.37	0.05	0.17	0.22	(0.30)	(0.23)	—	(0.53)	11.06	1.99	10,496	0.93	0.93	0.48	22
R4	11.33	0.12	0.13	0.25	(0.31)	(0.23)	—	(0.54)	11.04	2.29	7,620	0.62	0.62	1.08	22
R5	11.36	0.15	0.13	0.28	(0.33)	(0.23)	—	(0.56)	11.08	2.57	3,378	0.32	0.32	1.35	22

For the Year Ended October 31, 2012(12)
A	$10.71	$0.12	$0.68	$0.80	$(0.16)	$—	$—	$(0.16)	$11.35	7.55%	$166,842	0.58%	0.58%	1.13%	83%
B	10.71	0.03	0.68	0.71	(0.09)	—	—	(0.09)	11.33	6.69	17,538	1.39	1.39	0.38	83
C	10.70	0.04	0.68	0.72	(0.10)	—	—	(0.10)	11.32	6.78	59,053	1.33	1.33	0.37	83
I	10.69	0.16	0.67	0.83	(0.18)	—	—	(0.18)	11.34	7.89	1,481	0.30	0.30	1.39	83
R3	10.74	0.08	0.68	0.76	(0.13)	—	—	(0.13)	11.37	7.18	9,608	0.93	0.93	0.62	83
R4	10.69	0.11	0.69	0.80	(0.16)	—	—	(0.16)	11.33	7.55	14,196	0.63	0.63	1.00	83
R5	10.71	0.15	0.68	0.83	(0.18)	—	—	(0.18)	11.36	7.86	4,192	0.33	0.33	1.43	83

The accompanying notes are an integral part of these financial statements.

144

Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Oper- ations	Dividends from Net Invest- ment Income	Distri- butions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Global All-Asset Fund (consolidated)
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.51	$0.05	$0.79	$0.84	$(0.17)	$—	$—	$(0.17)	$11.18	8.14	%(5)	$108,350	1.31	%(6)	1.19	%(6)	0.96	%(6)	35%
C	10.33	0.01	0.77	0.78	(0.08)	—	—	(0.08)	11.03	7.64	(5)	62,461	2.04	(6)	1.94	(6)	0.21	(6)	35
I	10.57	0.07	0.78	0.85	(0.20)	—	—	(0.20)	11.22	8.22	(5)	46,770	1.00	(6)	0.93	(6)	1.23	(6)	35
R3	10.50	0.04	0.79	0.83	(0.15)	—	—	(0.15)	11.18	7.98	(5)	1,961	1.64	(6)	1.49	(6)	0.67	(6)	35
R4	10.65	0.05	0.80	0.85	(0.18)	—	—	(0.18)	11.32	8.09	(5)	1,177	1.34	(6)	1.19	(6)	0.97	(6)	35
R5	10.51	0.07	0.79	0.86	(0.23)	—	—	(0.23)	11.14	8.21	(5)	11	1.02	(6)	0.89	(6)	1.33	(6)	35
Y	10.59	0.07	0.79	0.86	(0.21)	—	—	(0.21)	11.24	8.31	(5)	28,330	0.92	(6)	0.84	(6)	1.30	(6)	35
F(7)	10.87	0.03	0.32	0.35	—	—	—	—	11.22	3.22	(5)	61,972	0.92	(6)	0.84	(6)	1.56	(6)	35

For the Year Ended October 31, 2016
A	$10.95	$0.12	$0.15	$0.27	$—	$(0.71)	$—	$(0.71)	$10.51	2.85%		$120,010	1.47%		1.27	%(14)	1.18%		95%
C	10.85	0.04	0.15	0.19	—	(0.71)	—	(0.71)	10.33	2.09		71,094	2.19		2.02	(14)	0.43		95
I	10.98	0.15	0.15	0.30	—	(0.71)	—	(0.71)	10.57	3.12		47,856	1.17		1.02	(14)	1.43		95
R3	10.97	0.09	0.15	0.24	—	(0.71)	—	(0.71)	10.50	2.55		1,879	1.79		1.52	(14)	0.93		95
R4	11.08	0.13	0.15	0.28	—	(0.71)	—	(0.71)	10.65	2.91		1,103	1.49		1.22	(14)	1.28		95
R5	10.98	0.09	0.15	0.24	—	(0.71)	—	(0.71)	10.51	2.64		11	1.17		0.97	(14)	0.86		95
Y	10.99	0.16	0.15	0.31	—	(0.71)	—	(0.71)	10.59	3.22		89,901	1.07		0.92	(14)	1.61		95

For the Year Ended October 31, 2015
A	$12.68	$0.08	$(0.08)	$—	$(0.31)	$(1.42)	$—	$(1.73)	$10.95	0.33%		$162,691	1.46%		1.25%		0.68%		63%
C	12.56	—	(0.07)	(0.07)	(0.22)	(1.42)	—	(1.64)	10.85	(0.31)		99,973	2.18		2.00		(0.02)		63
I	12.72	0.10	(0.07)	0.03	(0.35)	(1.42)	—	(1.77)	10.98	0.58		70,837	1.15		1.00		0.88		63
R3	12.67	0.05	(0.07)	(0.02)	(0.26)	(1.42)	—	(1.68)	10.97	0.16		2,385	1.78		1.50		0.43		63
R4	12.80	0.10	(0.08)	0.02	(0.32)	(1.42)	—	(1.74)	11.08	0.51		1,381	1.49		1.20		0.85		63
R5	12.72	0.13	(0.10)	0.03	(0.35)	(1.42)	—	(1.77)	10.98	0.61		624	1.16		0.95		1.12		63
Y	12.72	0.13	(0.08)	0.05	(0.36)	(1.42)	—	(1.78)	10.99	0.76		29,736	1.07		0.90		1.12		63

For the Year Ended October 31, 2014
A	$12.34	$0.11	$0.40	$0.51	$(0.13)	$(0.04)	$—	$(0.17)	$12.68	4.18%		$206,595	1.40%		1.25%		0.85%		75%
C	12.23	0.01	0.39	0.40	(0.03)	(0.04)	—	(0.07)	12.56	3.30		130,260	2.13		2.00		0.10		75
I	12.38	0.14	0.40	0.54	(0.16)	(0.04)	—	(0.20)	12.72	4.43		117,499	1.10		0.98		1.11		75
R3	12.34	0.08	0.39	0.47	(0.10)	(0.04)	—	(0.14)	12.67	3.86		3,340	1.73		1.50		0.61		75
R4	12.47	0.11	0.41	0.52	(0.15)	(0.04)	—	(0.19)	12.80	4.18		1,363	1.44		1.20		0.90		75
R5	12.38	0.14	0.41	0.55	(0.17)	(0.04)	—	(0.21)	12.72	4.49		2,730	1.12		0.95		1.14		75
Y	12.38	0.15	0.41	0.56	(0.18)	(0.04)	—	(0.22)	12.72	4.54		31,145	1.02		0.90		1.18		75

For the Year Ended October 31, 2013
A	$11.30	$0.08	$1.25	$1.33	$(0.29)	$—	$—	$(0.29)	$12.34	12.02%		$264,437	1.37%		1.22%		0.72%		47%
C	11.18	—	1.24	1.24	(0.19)	—	—	(0.19)	12.23	11.26		150,191	2.11		1.97		(0.03)		47
I	11.33	0.12	1.25	1.37	(0.32)	—	—	(0.32)	12.38	12.37		134,853	1.08		0.96		0.99		47
R3	11.29	0.05	1.26	1.31	(0.26)	—	—	(0.26)	12.34	11.78		3,504	1.70		1.47		0.45		47
R4	11.39	0.07	1.29	1.36	(0.28)	—	—	(0.28)	12.47	12.16		1,906	1.42		1.18		0.57		47
R5	11.34	0.12	1.25	1.37	(0.33)	—	—	(0.33)	12.38	12.30		2,615	1.09		0.93		0.99		47
Y	11.34	0.12	1.25	1.37	(0.33)	—	—	(0.33)	12.38	12.36		48,035	0.99		0.88		1.04		47

The accompanying notes are an integral part of these financial statements.

145

Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Oper- ations	Dividends from Net Invest- ment Income	Distri- butions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Global All-Asset Fund (consolidated) - (continued)
For the Year Ended October 31, 2012
A	$10.63	$0.06	$0.67	$0.73	$(0.06)	$—	$—	$(0.06)	$11.30	6.97%		$293,773	1.38%		1.09%		0.58%		94%
C	10.53	(0.02)	0.67	0.65	—	—	—	—	11.18	6.17		169,673	2.12		1.84		(0.16)		94
I	10.66	0.09	0.68	0.77	(0.10)	—	—	(0.10)	11.33	7.28		180,463	1.09		0.83		0.84		94
R3	10.61	0.04	0.67	0.71	(0.03)	—	—	(0.03)	11.29	6.75		3,961	1.74		1.36		0.33		94
R4	10.64	0.07	0.68	0.75	—	—	—	—	11.39	7.05		1,378	1.45		1.06		0.62		94
R5	10.67	0.09	0.68	0.77	(0.10)	—	—	(0.10)	11.34	7.31		2,485	1.11		0.83		0.85		94
Y	10.67	0.10	0.68	0.78	(0.11)	—	—	(0.11)	11.34	7.38		84,780	1.01		0.77		0.91		94

The Hartford Growth Allocation Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.35	$0.06	$1.02	$1.08	$(0.05)	$—	$—	$(0.05)	$11.38	10.42	%(5)	$499,428	0.54	%(6)	0.54	%(6)	1.19	%(6)	10%
B	10.25	0.02	1.00	1.02	—	—	—	—	11.27	9.95	(5)	2,888	1.65	(6)	1.45	(6)	0.38	(6)	10
C	10.17	0.02	1.00	1.02	—	—	—	—	11.19	10.03	(5)	147,668	1.28	(6)	1.28	(6)	0.45	(6)	10
I	10.31	0.08	1.00	1.08	(0.08)	—	—	(0.08)	11.31	10.52	(5)	8,570	0.22	(6)	0.22	(6)	1.47	(6)	10
R3	10.09	0.04	1.00	1.04	(0.01)	—	—	(0.01)	11.12	10.33	(5)	11,722	0.86	(6)	0.86	(6)	0.85	(6)	10
R4	10.29	0.06	1.02	1.08	(0.05)	—	—	(0.05)	11.32	10.49	(5)	10,663	0.56	(6)	0.56	(6)	1.20	(6)	10
R5	10.37	0.08	1.02	1.10	(0.08)	—	—	(0.08)	11.39	10.65	(5)	5,598	0.26	(6)	0.26	(6)	1.45	(6)	10
F(7)	11.07	0.01	0.24	0.25	—	—	—	—	11.32	2.26	(5)	10	0.15	(6)	0.15	(6)	0.54	(6)	10

For the Year Ended October 31, 2016
A	$11.25	$0.04	$(0.21)	$(0.17)	$(0.16)	$(0.57)	$—	$(0.73)	$10.35	(1.38)%		$507,111	0.57%		0.57%		0.37%		98%
B	11.10	(0.04)	(0.22)	(0.26)	(0.02)	(0.57)	—	(0.59)	10.25	(2.31)		7,399	1.51		1.47		(0.41)		98
C	11.06	(0.04)	(0.20)	(0.24)	(0.08)	(0.57)	—	(0.65)	10.17	(2.12)		154,929	1.30		1.30		(0.36)		98
I	11.21	0.06	(0.19)	(0.13)	(0.20)	(0.57)	—	(0.77)	10.31	(1.02)		7,490	0.26		0.26		0.63		98
R3	10.98	—	(0.20)	(0.20)	(0.12)	(0.57)	—	(0.69)	10.09	(1.68)		12,110	0.88		0.88		0.05		98
R4	11.19	0.04	(0.21)	(0.17)	(0.16)	(0.57)	—	(0.73)	10.29	(1.40)		11,769	0.58		0.58		0.36		98
R5	11.27	0.07	(0.21)	(0.14)	(0.19)	(0.57)	—	(0.76)	10.37	(1.06)		5,037	0.28		0.28		0.67		98

For the Year Ended October 31, 2015
A	$15.10	$0.14	$(0.41)	$(0.27)	$(0.34)	$(3.24)	$—	$(3.58)	$11.25	(1.57)%		$582,205	0.57%		0.55%		1.19%		14%
B	14.91	0.11	(0.48)	(0.37)	(0.20)	(3.24)	—	(3.44)	11.10	(2.45)		21,236	1.47		1.39		0.89		14
C	14.90	0.06	(0.41)	(0.35)	(0.25)	(3.24)	—	(3.49)	11.06	(2.26)		183,173	1.30		1.29		0.55		14
I	15.06	0.39	(0.62)	(0.23)	(0.38)	(3.24)	—	(3.62)	11.21	(1.23)		8,310	0.25		0.23		3.33		14
R3	14.83	0.13	(0.43)	(0.30)	(0.31)	(3.24)	—	(3.55)	10.98	(1.91)		14,233	0.89		0.84		1.08		14
R4	15.04	0.14	(0.41)	(0.27)	(0.34)	(3.24)	—	(3.58)	11.19	(1.60)		14,014	0.59		0.54		1.18		14
R5	15.13	0.17	(0.41)	(0.24)	(0.38)	(3.24)	—	(3.62)	11.27	(1.35)		5,681	0.29		0.24		1.43		14

For the Year Ended October 31, 2014
A	$14.27	$0.10	$0.81	$0.91	$(0.08)	$—	$—	$(0.08)	$15.10	6.40%		$628,969	0.57%		0.56%		0.66%		103%
B	14.13	(0.01)	0.79	0.78	—	—	—	—	14.91	5.52		40,575	1.42		1.42		(0.07)		103
C	14.11	(0.01)	0.80	0.79	—	—	—	—	14.90	5.60		209,438	1.30		1.29		(0.06)		103
I	14.23	0.14	0.82	0.96	(0.13)	—	—	(0.13)	15.06	6.74		6,553	0.25		0.24		0.92		103
R3	14.02	0.05	0.80	0.85	(0.04)	—	—	(0.04)	14.83	6.09		19,608	0.87		0.87		0.36		103
R4	14.22	0.10	0.81	0.91	(0.09)	—	—	(0.09)	15.04	6.39		16,704	0.57		0.57		0.67		103
R5	14.29	0.14	0.82	0.96	(0.12)	—	—	(0.12)	15.13	6.75		6,485	0.27		0.27		0.96		103

The accompanying notes are an integral part of these financial statements.

146

Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Oper- ations	Dividends from Net Invest- ment Income	Distri- butions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Growth Allocation Fund - (continued)
For the Year Ended October 31, 2013
A	$12.21	$0.13	$2.26	$2.39	$(0.33)	$—	$—	$(0.33)	$14.27	20.02%		$610,007	0.59%		0.59%		0.97%		20%
B	12.09	0.04	2.22	2.26	(0.22)	—	—	(0.22)	14.13	19.00		64,592	1.42		1.42		0.35		20
C	12.08	0.04	2.24	2.28	(0.25)	—	—	(0.25)	14.11	19.17		212,687	1.32		1.32		0.28		20
I	12.17	0.15	2.28	2.43	(0.37)	—	—	(0.37)	14.23	20.46		4,648	0.27		0.27		1.18		20
R3	12.01	0.09	2.23	2.32	(0.31)	—	—	(0.31)	14.02	19.71		19,453	0.88		0.88		0.71		20
R4	12.15	0.14	2.25	2.39	(0.32)	—	—	(0.32)	14.22	20.11		17,221	0.58		0.58		1.07		20
R5	12.22	0.19	2.25	2.44	(0.37)	—	—	(0.37)	14.29	20.44		6,569	0.28		0.28		1.48		20

For the Year Ended October 31, 2012
A	$11.24	$0.07	$1.01	$1.08	$(0.11)	$—	$—	$(0.11)	$12.21	9.75%		$520,278	0.61%		0.61%		0.58%		95	%(15)
B	11.11	(0.02)	1.01	0.99	(0.01)	—	—	(0.01)	12.09	8.93		89,586	1.41		1.41		(0.20)		95	(15)
C	11.11	(0.02)	1.01	0.99	(0.02)	—	—	(0.02)	12.08	8.97		196,748	1.34		1.34		(0.15)		95	(15)
I	11.21	0.11	1.00	1.11	(0.15)	—	—	(0.15)	12.17	10.08		3,268	0.29		0.29		0.91		95	(15)
R3	11.07	0.02	1.01	1.03	(0.09)	—	—	(0.09)	12.01	9.43		17,513	0.89		0.89		0.21		95	(15)
R4	11.18	0.07	1.02	1.09	(0.12)	—	—	(0.12)	12.15	9.83		17,299	0.59		0.59		0.60		95	(15)
R5	11.25	0.10	1.02	1.12	(0.15)	—	—	(0.15)	12.22	10.11		7,954	0.29		0.29		0.82		95	(15)

Hartford Moderate Allocation Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.90	$0.08	$0.77	$0.85	$(0.10)	$—	$—	$(0.10)	$11.65	7.88	%(5)	$337,666	0.52	%(6)	0.52	%(6)	1.46	%(6)	10%
B	10.66	0.03	0.75	0.78	—	—	—	—	11.44	7.32	(5)	1,723	1.59	(6)	1.46	(6)	0.58	(6)	10
C	10.66	0.04	0.77	0.81	(0.02)	—	—	(0.02)	11.45	7.58	(5)	102,992	1.26	(6)	1.26	(6)	0.72	(6)	10
I	10.95	0.10	0.78	0.88	(0.14)	—	—	(0.14)	11.69	8.10	(5)	8,434	0.22	(6)	0.22	(6)	1.70	(6)	10
R3	10.73	0.06	0.77	0.83	(0.07)	—	—	(0.07)	11.49	7.76	(5)	22,845	0.87	(6)	0.87	(6)	1.12	(6)	10
R4	10.89	0.08	0.78	0.86	(0.10)	—	—	(0.10)	11.65	7.96	(5)	7,912	0.57	(6)	0.57	(6)	1.38	(6)	10
R5	10.95	0.10	0.78	0.88	(0.14)	—	—	(0.14)	11.69	8.07	(5)	7,046	0.26	(6)	0.26	(6)	1.70	(6)	10
F(7)	11.48	0.01	0.20	0.21	—	—	—	—	11.69	1.83	(5)	10	0.16	(6)	0.16	(6)	0.77	(6)	10

For the Year Ended October 31, 2016
A	$11.69	$0.06	$(0.07)	$(0.01)	$(0.05)	$(0.73)	$—	$(0.78)	$10.90	0.14%		$354,058	0.55%		0.55%		0.57%		81%
B	11.53	(0.03)	(0.08)	(0.11)	(0.03)	(0.73)	—	(0.76)	10.66	(0.83)		4,395	1.47		1.46		(0.26)		81
C	11.52	(0.02)	(0.08)	(0.10)	(0.03)	(0.73)	—	(0.76)	10.66	(0.70)		110,316	1.28		1.28		(0.16)		81
I	11.72	0.10	(0.08)	0.02	(0.06)	(0.73)	—	(0.79)	10.95	0.41		8,123	0.25		0.25		0.90		81
R3	11.55	0.02	(0.07)	(0.05)	(0.04)	(0.73)	—	(0.77)	10.73	(0.22)		22,354	0.88		0.88		0.21		81
R4	11.69	0.06	(0.08)	(0.02)	(0.05)	(0.73)	—	(0.78)	10.89	0.03		7,884	0.58		0.58		0.52		81
R5	11.72	0.09	(0.07)	0.02	(0.06)	(0.73)	—	(0.79)	10.95	0.38		6,584	0.28		0.28		0.81		81

For the Year Ended October 31, 2015
A	$13.16	$0.11	$(0.36)	$(0.25)	$(0.23)	$(0.99)	$—	$(1.22)	$11.69	(1.88)%		$412,907	0.55%		0.55%		0.88%		16%
B	13.06	0.05	(0.38)	(0.33)	(0.21)	(0.99)	—	(1.20)	11.53	(2.64)		12,812	1.43		1.40		0.39		16
C	13.05	0.03	(0.36)	(0.33)	(0.21)	(0.99)	—	(1.20)	11.52	(2.59)		135,008	1.29		1.29		0.23		16
I	13.16	0.17	(0.38)	(0.21)	(0.24)	(0.99)	—	(1.23)	11.72	(1.56)		9,269	0.24		0.24		1.42		16
R3	13.04	0.11	(0.39)	(0.28)	(0.22)	(0.99)	—	(1.21)	11.55	(2.17)		24,956	0.89		0.89		0.91		16
R4	13.16	0.10	(0.35)	(0.25)	(0.23)	(0.99)	—	(1.22)	11.69	(1.91)		9,198	0.59		0.59		0.86		16
R5	13.17	0.13	(0.35)	(0.22)	(0.24)	(0.99)	—	(1.23)	11.72	(1.65)		8,166	0.29		0.29		1.09		16

The accompanying notes are an integral part of these financial statements.

147

Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Oper- ations	Dividends from Net Invest- ment Income	Distri- butions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
Hartford Moderate Allocation Fund - (continued)
For the Year Ended October 31, 2014
A	$12.86	$0.09	$0.36	$0.45	$(0.13)	$(0.02)	$—	$(0.15)	$13.16	3.54%		$462,724	0.55%		0.55%		0.69%		28%
B	12.75	(0.01)	0.34	0.33	—	(0.02)	—	(0.02)	13.06	2.62		25,234	1.39		1.39		(0.06)		28
C	12.74	(0.01)	0.37	0.36	(0.03)	(0.02)	—	(0.05)	13.05	2.79		164,473	1.28		1.28		(0.04)		28
I	12.88	0.13	0.37	0.50	(0.20)	(0.02)	—	(0.22)	13.16	3.87		11,868	0.24		0.24		0.95		28
R3	12.74	0.04	0.35	0.39	(0.07)	(0.02)	—	(0.09)	13.04	3.11		38,607	0.88		0.88		0.34		28
R4	12.86	0.08	0.36	0.44	(0.12)	(0.02)	—	(0.14)	13.16	3.44		22,195	0.58		0.58		0.64		28
R5	12.89	0.13	0.36	0.49	(0.19)	(0.02)	—	(0.21)	13.17	3.79		9,133	0.28		0.28		0.97		28

For the Year Ended October 31, 2013
A	$12.00	$0.12	$1.07	$1.19	$(0.33)	$—	$—	$(0.33)	$12.86	10.13%		$484,156	0.55%		0.55%		1.01%		21%
B	11.93	0.05	1.04	1.09	(0.27)	—	—	(0.27)	12.75	9.31		42,407	1.37		1.37		0.38		21
C	11.93	0.03	1.06	1.09	(0.28)	—	—	(0.28)	12.74	9.34		174,647	1.28		1.28		0.27		21
I	11.99	0.14	1.10	1.24	(0.35)	—	—	(0.35)	12.88	10.53		9,649	0.24		0.24		1.18		21
R3	11.90	0.08	1.07	1.15	(0.31)	—	—	(0.31)	12.74	9.87		41,503	0.88		0.88		0.65		21
R4	11.99	0.17	1.02	1.19	(0.32)	—	—	(0.32)	12.86	10.18		22,776	0.58		0.58		1.36		21
R5	12.00	0.17	1.07	1.24	(0.35)	—	—	(0.35)	12.89	10.53		10,161	0.28		0.28		1.37		21

For the Year Ended October 31, 2012(12)
A	$11.21	$0.11	$0.82	$0.93	$(0.14)	$—	$—	$(0.14)	$12.00	8.41%		$473,562	0.55%		0.55%		0.99%		79%
B	11.19	0.01	0.81	0.82	(0.08)	—	—	(0.08)	11.93	7.42		64,262	1.35		1.35		0.22		79
C	11.18	0.02	0.82	0.84	(0.09)	—	—	(0.09)	11.93	7.54		171,252	1.29		1.29		0.23		79
I	11.21	0.14	0.81	0.95	(0.17)	—	—	(0.17)	11.99	8.57		8,563	0.27		0.27		1.11		79
R3	11.14	0.07	0.81	0.88	(0.12)	—	—	(0.12)	11.90	7.94		38,637	0.89		0.89		0.57		79
R4	11.21	0.11	0.81	0.92	(0.14)	—	—	(0.14)	11.99	8.31		35,982	0.58		0.58		0.93		79
R5	11.21	0.14	0.82	0.96	(0.17)	—	—	(0.17)	12.00	8.63		11,846	0.28		0.28		1.25		79

Hartford Multi-Asset Income Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$9.04	$0.18	$0.22	$0.40	$(0.19)	$—	$—	$(0.19)	$9.25	4.45	%(5)	$10,211	1.29	%(6)	1.04	%(6)	4.09	%(6)	45%
C	9.04	0.16	0.21	0.37	(0.15)	—	—	(0.15)	9.26	4.19	(5)	5,311	2.06	(6)	1.69	(6)	3.47	(6)	45
I	9.04	0.19	0.23	0.42	(0.20)	—	—	(0.20)	9.26	4.68	(5)	12,957	1.09	(6)	0.87	(6)	4.28	(6)	45
R3	9.04	0.18	0.21	0.39	(0.17)	—	—	(0.17)	9.26	4.40	(5)	2,106	1.71	(6)	1.28	(6)	3.88	(6)	45
R4	9.04	0.18	0.23	0.41	(0.19)	—	—	(0.19)	9.26	4.55	(5)	2,119	1.41	(6)	1.10	(6)	4.05	(6)	45
R5	9.04	0.19	0.22	0.41	(0.20)	—	—	(0.20)	9.25	4.54	(5)	2,131	1.11	(6)	0.93	(6)	4.23	(6)	45
Y	9.04	0.19	0.22	0.41	(0.20)	—	—	(0.20)	9.25	4.60	(5)	29,400	1.01	(6)	0.83	(6)	4.26	(6)	45
F(7)	9.21	0.08	0.03	0.11	(0.07)	—	—	(0.07)	9.25	1.17	(5)	10	1.03	(6)	0.78	(6)	5.07	(6)	45

For the Year Ended October 31, 2016
A	$9.14	$0.43	$(0.06)	$0.37	$(0.38)	$—	$(0.09)	$(0.47)	$9.04	4.31%		$13,352	1.37%		1.13	%(16)	4.88%		80%
C	9.14	0.36	(0.06)	0.30	(0.32)	—	(0.08)	(0.40)	9.04	3.49		4,659	2.07		1.88	(16)	4.06		80
I	9.14	0.44	(0.05)	0.39	(0.40)	—	(0.09)	(0.49)	9.04	4.46		12,530	1.10		0.87	(16)	4.91		80
R3	9.14	0.40	(0.06)	0.34	(0.36)	—	(0.08)	(0.44)	9.04	3.87		2,018	1.72		1.43	(16)	4.51		80
R4	9.14	0.43	(0.04)	0.37	(0.38)	—	(0.09)	(0.47)	9.04	4.19		2,028	1.42		1.13	(16)	4.81		80
R5	9.14	0.44	(0.05)	0.39	(0.40)	—	(0.09)	(0.49)	9.04	4.40		2,038	1.12		0.94	(16)	5.00		80
Y	9.15	0.45	(0.06)	0.39	(0.41)	—	(0.09)	(0.50)	9.04	4.55		35,383	1.02		0.84	(16)	5.06		80

The accompanying notes are an integral part of these financial statements.

148

Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Oper- ations	Dividends from Net Invest- ment Income	Distri- butions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
Hartford Multi-Asset Income Fund - (continued)
For the Year Ended October 31, 2015
A	$9.95	$0.38	$(0.72)	$(0.34)	$(0.43)	$—	$(0.04)	$(0.47)	$9.14	(3.55)%		$12,061	1.22%		1.12%		3.98%		86%
C	9.94	0.31	(0.72)	(0.41)	(0.36)	—	(0.03)	(0.39)	9.14	(4.18)		4,426	1.94		1.87		3.27		86
I	9.95	0.41	(0.73)	(0.32)	(0.45)	—	(0.04)	(0.49)	9.14	(3.18)		2,891	0.92		0.85		4.33		86
R3	9.95	0.36	(0.73)	(0.37)	(0.40)	—	(0.04)	(0.44)	9.14	(3.75)		1,936	1.60		1.42		3.73		86
R4	9.95	0.39	(0.73)	(0.34)	(0.43)	—	(0.04)	(0.47)	9.14	(3.45)		1,945	1.30		1.12		4.03		86
R5	9.95	0.40	(0.73)	(0.33)	(0.44)	—	(0.04)	(0.48)	9.14	(3.27)		1,950	1.00		0.93		4.22		86
Y	9.95	0.41	(0.72)	(0.31)	(0.45)	—	(0.04)	(0.49)	9.15	(3.17)		108,112	0.90		0.83		4.26		86

For the Period Ended October 31, 2014
A(17)	$10.00	$0.18	$(0.10)	$0.08	$(0.13)	$—	$—	$(0.13)	$9.95	0.80	%(5)	$10,514	1.17	%(6)	1.12	%(6)	3.37	%(6)	26%
C(17)	10.00	0.14	(0.10)	0.04	(0.10)	—	—	(0.10)	9.94	0.37	(5)	4,350	1.93	(6)	1.87	(6)	2.68	(6)	26
I(17)	10.00	0.18	(0.09)	0.09	(0.14)	—	—	(0.14)	9.95	0.92	(5)	2,238	0.93	(6)	0.87	(6)	3.49	(6)	26
R3(17)	10.00	0.16	(0.09)	0.07	(0.12)	—	—	(0.12)	9.95	0.64	(5)	2,012	1.62	(6)	1.42	(6)	2.93	(6)	26
R4(17)	10.00	0.17	(0.09)	0.08	(0.13)	—	—	(0.13)	9.95	0.78	(5)	2,016	1.32	(6)	1.12	(6)	3.23	(6)	26
R5(17)	10.00	0.18	(0.09)	0.09	(0.14)	—	—	(0.14)	9.95	0.88	(5)	2,017	1.02	(6)	0.93	(6)	3.42	(6)	26
Y(17)	10.00	0.20	(0.10)	0.10	(0.15)	—	—	(0.15)	9.95	0.93	(5)	118,437	0.88	(6)	0.83	(6)	3.74	(6)	26

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or ETFs/ETNs, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on February 28, 2017.
(8)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(9)	Excluding the expenses not subject to cap, the ratios would have been 1.14%, 2.04%, 1.84%, 0.84%, 1.40%, 1.10%, 0.80% and 0.74% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(10)	Per share amount is less than $0.005.
(11)	Commenced operations on March 31, 2015.
(12)	Net investment income (loss) per share amounts have been calculated using the Securities and Exchange Commission method.
(13)	Excluding the expenses not subject to cap, the ratios would have been 0.95%, 0.99%, 1.68%, 0.69%, 1.24%, 0.94%, 0.69%, 0.61% and 0.61% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(14)	Excluding the expenses not subject to cap, the ratios would have been 1.25%, 2.00%, 1.00%, 1.50%, 1.20%, 0.95% and 0.90% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(15)	During the year ended October 31, 2012, the Fund incurred $36.1 million in sales of securities held associated with the transition of assets from The Hartford Equity Growth Allocation Fund, which merged into the Growth Allocation Fund on May 25, 2012. These sales are excluded from the portfolio turnover calculation.
(16)	Excluding the expenses not subject to cap, the ratios would have been 1.12%, 1.87%, 0.87%, 1.42%, 1.12%, 0.93% and 0.83% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(17)	Commenced operations on April 30, 2014.

The accompanying notes are an integral part of these financial statements.

149

Multi-Strategy Funds

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. (the “Company”) is an open-end registered management investment company comprised of forty-four series, as of April 30, 2017. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Balanced Fund (the “Balanced Fund”)

The Hartford Balanced Income Fund (the “Balanced Income Fund”)

The Hartford Checks and Balances Fund (the “Checks and Balances Fund”)

The Hartford Conservative Allocation Fund (the “Conservative Allocation Fund”)

The Hartford Global All-Asset Fund (the “Global All-Asset Fund”)

The Hartford Growth Allocation Fund (the “Growth Allocation Fund”)

Hartford Moderate Allocation Fund (the “Moderate Allocation Fund”)

Hartford Multi-Asset Income Fund (the “Multi-Asset Income Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund offers Class A, Class T, Class C, Class I, Class R3, Class R4, Class R5 and Class F shares. As of April 30, 2017, Class T shares have not commenced operations. Balanced Income Fund offers Class R6 shares. In addition, each Fund, except Multi-Asset Income Fund and Global All-Asset Fund, offers Class B shares. Also, each Fund, except Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund, offers Class Y shares. Each Fund’s Class A shares are sold with a front-end sales charge of up to 5.50%, except Multi-Asset Income Fund for which Class A shares are sold with a front-end sales charge of up to 4.50%. Class T shares of each Fund have a front-end sales charge of up to 2.50%. Class B shares were sold with a contingent deferred sales charge which is assessed on the lesser of the per share net asset value (“NAV”) of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero, depending on the period of time the shares are held (see note below regarding the closing of Class B shares). Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, Y and F shares are sold without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance, and that Class B shares automatically convert to Class A shares after 8 years. No new or additional investments are allowed in Class B shares (including investments through any systematic investment plan). It is anticipated that all Class B shares will convert to Class A shares on or before September 30, 2017.

Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Fund (as permitted by existing exchange privileges), or redeem their Class B shares as described in the prospectus. Reinstatement privileges with respect to Class B shares are set forth in the prospectus. For investors electing to reinvest gains and dividends, any such gains or dividends on Class B shares will continue to be reinvested in Class B shares of the applicable Fund. All Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares, remain unchanged.

Each of Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund, as a “fund of funds,” invests the majority of its assets in shares of other Hartford Funds (“Affiliated Investment Companies”) and may also invest in one or more unaffiliated money market funds (together with the Affiliated Investment Companies, the “Underlying Funds”), certain exchange traded funds (“ETFs”) and/or exchange traded notes (“ETNs”). The Checks and Balances Fund, as a “fund of funds”, invests in shares of the following Affiliated Investment Companies: The Hartford Capital Appreciation Fund, The Hartford Dividend and Growth Fund and The Hartford Total Return Bond Fund (each an “Underlying Fund”).

2.	Significant Accounting Policies:

The significant accounting policies of the Underlying Funds are outlined in the shareholder reports for such funds, available (1) without charge, upon request, by calling 888-843-7824, (2) on our website www.hartfordfunds.com and (3) on the SEC’s website at

150

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

www.sec.gov. The reports may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The significant accounting policies of the Underlying Funds are not covered by this report.

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available.

In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors of the Company in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the OTC market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

151

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined as of the NYSE Close on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors of the Company. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors of the Company then must consider for ratification all of the fair value determinations made during the previous quarter.

152

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

Following is quantitative information about Level 3 fair value measurements:

Multi-Asset Income Fund

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2017
Equity Linked Note
Broker Quote	Offered Quote	$17.62 to $150.42	$7,155,853

Total			$7,155,853

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statements of Operations, as applicable. Income and capital gain distributions from the Underlying Funds are accrued on the ex-dividend date.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. The amount of foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

153

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Balanced Fund, Balanced Income Fund and Checks and Balances Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year. The policy of Conservative Allocation Fund, Global All-Asset Fund, Growth Allocation Fund and Moderate Allocation Fund is to pay dividends from net investment income and realized gains, if any; at least once a year. Normally, dividends from net investment income of Multi-Asset Income Fund are declared and paid monthly and dividends from realized gains, if any, are paid at least once a year.

Long-term capital gains distributions received from Underlying Funds, if applicable, are distributed at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions from a Fund will be automatically reinvested in additional full or fractional shares of the Fund.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

h)	Basis for Consolidation – The Global All-Asset Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Global All-Asset Fund (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Global All-Asset Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Global All-Asset Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2017.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2017.

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In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of April 30, 2017.

c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2017.

d)	Inflation Indexed Bonds – A Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation indexed bonds as of April 30, 2017.

e)	Mortgage Related and Other Asset Backed Securities – A Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage related and other asset backed securities as of April 30, 2017.

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f)	Equity Linked Securities – Certain Funds may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity. See each Fund’s Schedule of Investments, if applicable, for equity linked securities as of April 30, 2017.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2017, Balanced Income Fund, Global All-Asset Fund and Multi-Asset Income Fund had engaged in Foreign Currency Contracts.

b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund uses futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2017, Balanced Fund, Balanced Income Fund, Global All-Asset Fund and Multi-Asset Income Fund had engaged in Futures Contracts.

c)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either OTC options or executed in a registered exchange (“exchange traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written

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call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. A Fund may trade in options to manage risk for investment purposes. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended April 30, 2017, Global All-Asset Fund and Multi-Asset Income Fund had engaged in Options Contracts.

Transactions involving written option contracts during the six-month period ended April, 30 2017, are summarized below:

Global All-Asset Fund (consolidated)

Options Activity During the Six-Month Period Ended April 30, 2017

Call Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	3,500	208,076
Expired	(352)	(8,734)
Closed	(3,103)	(185,169)
Exercised	—	—

End of Period	45	$14,173

Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	4,530	$46,999
Written	39,142,781	907,652
Expired	(56)	(13,157)
Closed	(39,144,820)	(783,763)
Exercised	—	—

End of Period	2,435	$157,731

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April 30, 2017 (Unaudited)

Multi-Asset Income Fund

Options Activity During the Six-Month Period Ended April 30, 2017

Call Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	4,135,000	$60,732
Written	29,236,724	373,796
Expired	(12,415,000)	(140,254)
Closed	—	—
Exercised	(20,935,000)	(288,320)

End of Period	21,724	$5,954

Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	4,135,000	$48,021
Written	32,259,869	503,145
Expired	(21,419,034)	(266,973)
Closed	(2,539,111)	(152,119)
Exercised	(12,415,000)	(103,651)

End of Period	21,724	$28,423

d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company’s Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or

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April 30, 2017 (Unaudited)

received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended April 30, 2017, Balanced Income Fund, Global All-Asset Fund and Multi-Asset Income Fund had engaged in Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

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April 30, 2017 (Unaudited)

During the six-month period ended April 30, 2017, Global All-Asset Fund and Multi-Asset Income Fund had engaged in Interest Rate Swap Contracts.

Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund’s investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

During the six-month period ended April 30, 2017, Global All-Asset Fund and Multi-Asset Income Fund had engaged in Total Return Swap Contracts.

Cross Currency Swaps – Certain Funds may enter into cross currency swap agreements to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a cross currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

During the six-month period ended April 30, 2017, Multi-Asset Income Fund had engaged in Cross Currency Swaps.

e)	Additional Derivative Instrument Information:

Balanced Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as  of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$43,881	$—	$—	$—	$—	$—	$43,881

Total	$43,881	$—	$—	$—	$—	$—	$43,881

Liabilities:
Unrealized depreciation on futures contracts(1)	$73,754	$—	$—	$—	$—	$—	$73,754

Total	$73,754	$—	$—	$—	$—	$—	$73,754

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Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Balanced Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period  ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(894,629)	$—	$—	$—	$—	$—	$(894,629)

Total	$(894,629)	$—	$—	$—	$—	$—	$(894,629)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$197,788	$—	$—	$—	$—	$—	$197,788

Total	$197,788	$—	$—	$—	$—	$—	$197,788

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	25
Futures Contracts Short	(44)

Balanced Income Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$5,199,763	$—	$—	$—	$—	$—	$5,199,763
Unrealized appreciation on foreign currency contracts	—	70,334	—	—	—	—	70,334
Unrealized appreciation on swap contracts(2)	—	—	943,492	—	—	—	943,492

Total	$5,199,763	$70,334	$943,492	$—	$—	$—	$6,213,589

Liabilities:
Unrealized depreciation on futures contracts(1)	$10,381,390	$—	$—	$—	$—	$—	$10,381,390
Unrealized depreciation on foreign currency contracts	—	1,593,840	—	—	—	—	1,593,840

Total	$10,381,390	$1,593,840	$—	$—	$—	$—	$11,975,230

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April 30, 2017 (Unaudited)

Balanced Income Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$12,649,706	$—	$—	$—	$—	$—	$12,649,706
Net realized gain (loss) on swap contracts	—	—	1,810,568	—	—	—	1,810,568
Net realized gain (loss) on foreign currency contracts	—	3,314,432	—	—	—	—	3,314,432

Total	$12,649,706	$3,314,432	$1,810,568	$—	$—	$—	$17,774,706

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(9,480,088)	$—	$—	$—	$—	$—	$(9,480,088)
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	137,335	—	—	—	137,335
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(2,671,505)	—	—	—	—	(2,671,505)

Total	$(9,480,088)	$(2,671,505)	$137,335	$—	$—	$—	$(12,014,258)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	6,111
Futures Contracts Short	(5,983)
Swap Contracts	$37,941,317
Foreign Currency Contracts Purchased	$5,339,016
Foreign Currency Contracts Sold	$61,293,595

Global All-Asset Fund (consolidated)

Fair Value of Derivative Instruments on the (consolidated) Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$—	$—	$88,602	$—	$—	$88,602
Unrealized appreciation on futures contracts(1)	457,486	—	—	204,351	—	—	661,837
Unrealized appreciation on foreign currency contracts	—	821,559	—	—	—	—	821,559
Unrealized appreciation on swap contracts(2)	125,636	—	248,427	52,222	—	—	426,285

Total	$583,122	$821,559	$248,427	$345,175	$—	$—	$1,998,283

Liabilities:
Unrealized depreciation on futures contracts(1)	$4,622	$—	$—	$73,302	$246,426	$—	$324,350
Unrealized depreciation on foreign currency contracts	—	969,031	—	—	—	—	969,031
Written options, market value	—	—	—	46,953	—	—	46,953
Unrealized depreciation on swap contracts(2)	—	—	53,680	62,908	—	—	116,588

Total	$4,622	$969,031	$53,680	$183,163	$246,426	$—	$1,456,922

162

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Global All-Asset Fund (consolidated) – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(214,570)	$(237,968)	$—	$(30,799)	$—	$—	$(483,337)
Net realized gain (loss) on futures contracts	(2,547,294)	—	—	740,119	19,922	—	(1,787,253)
Net realized gain (loss) on written options contracts	(3,165)	—	—	268,706	—	—	265,541
Net realized gain (loss) on swap contracts	(2,446,417)	—	(27,904)	56,180	—	—	(2,418,141)
Net realized gain (loss) on foreign currency contracts	—	1,004,112	—	—	—	—	1,004,112

Total	$(5,211,446)	$766,144	$(27,904)	$1,034,206	$19,922	$—	$(3,419,078)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$181,506	$203,482	$—	$2,734	$—	$—	$387,722
Net change in unrealized appreciation (depreciation) of futures contracts	1,519,606	—	—	237,735	(243,090)	—	1,514,251
Net change in unrealized appreciation (depreciation) of written options contracts	—	—	—	(14,744)	—	—	(14,744)
Net change in unrealized appreciation (depreciation) of swap contracts	4,541	—	183,817	20,490	—	—	208,848
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	21,180	—	—	—	—	21,180

Total	$1,705,653	$224,662	$183,817	$246,215	$(243,090)	$—	$2,117,257

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	348,327,136
Futures Contracts Long	694
Futures Contracts Short	(444)
Written Options Contracts	(347)
Swap Contracts	$151,882,204
Foreign Currency Contracts Purchased	$54,969,207
Foreign Currency Contracts Sold	$119,310,695

163

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Multi-Asset Income Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as  of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$6,988	$—	$328,271	$—	$259,380	$594,639
Unrealized appreciation on futures contracts(1)	56,066	—	—	—	—	—	56,066
Unrealized appreciation on foreign currency contracts	—	88,926	—	—	—	—	88,926
Unrealized appreciation on swap contracts(2)	51,008	—	170,241	23,658	—	—	244,907

Total	$107,074	$95,914	$170,241	$351,929	$—	$259,380	$984,538

Liabilities:
Unrealized depreciation on futures contracts(1)	$55,197	$—	$—	$292,539	$—	$—	$347,736
Unrealized depreciation on foreign currency contracts	—	108,759	—	—	—	—	108,759
Written options, market value	41,378	—	—	80,451	—	—	121,829
Unrealized depreciation on swap contracts(2)	—	29	350,252	1	—	—	350,282

Total	$96,575	$108,788	$350,252	$372,991	$—	$—	$928,606

The Effect of Derivative Instruments on the Statement of Operations for the period  ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(1,538)	$—	$(57,321)	$—	$(141,411)	$(200,270)
Net realized gain (loss) on futures contracts	(366,022)	—	—	(944,676)	—	—	(1,310,698)
Net realized gain (loss) on written options contracts	—	7,483	—	217,597	—	—	225,080
Net realized gain (loss) on swap contracts	(578,393)	(2,496)	151,416	586,734	—	—	157,261
Net realized gain (loss) on foreign currency contracts	—	153,093	—	—	—	—	153,093

Total	$(944,415)	$156,542	$151,416	$(197,666)	$—	$(141,411)	$(975,534)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$3,692	$—	$424,955	$—	$—	$428,647
Net change in unrealized appreciation (depreciation) of futures contracts	126,521	—	—	(327,516)	—	—	(200,995)
Net change in unrealized appreciation (depreciation) of written options contracts	(42,517)	—	50,505	3,064	—	—	11,052
Net change in unrealized appreciation (depreciation) of swap contracts	17,977	(962)	(86,840)	29,068	—	—	(40,757)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	14,407	—	—	—	—	14,407

Total	$101,981	$17,137	$(36,335)	$129,571	$—	$—	$212,354

164

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Multi-Asset Income Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	332,705
Futures Contracts Long	281
Futures Contracts Short	(364)
Written Options Contracts	(917,352)
Swap Contracts	$49,413,892
Foreign Currency Contracts Purchased	$3,561,164
Foreign Currency Contracts Sold	$8,706,396

(1)	Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation (depreciation) on centrally cleared swaps, if applicable, is disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation (depreciation) on OTC swap contracts, if applicable.

f)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of April 30, 2017:

Balanced Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$43,881	$(73,754)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	43,881	(73,754)

Derivatives not subject to a MNA	(43,881)	73,754

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Balanced Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$70,334	$(1,593,840)
Futures contracts	5,199,764	(10,381,391)
Swap contracts	943,492	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,213,590	(11,975,231)

Derivatives not subject to a MNA	(5,274,276)	10,381,391

Total gross amount of assets and liabilities subject to MNA or similar agreements	$939,314	$(1,593,840)

165

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Balanced Income Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$477,593	$—	$—	$—	$477,593
Barclays	55,363	—	—	—	55,363
BNP Paribas Securities Services	290,503	—	—	—	290,503
Goldman Sachs & Co.	56,327	(1,437)	—	—	54,890
HSBC Bank USA	5,385	(5,385)	—	—	—
JP Morgan Chase & Co.	19,636	(6,777)	—	—	12,859
Standard Chartered Bank	10,108	—	—	—	10,108
State Street Global Markets LLC	16,408	—	—	—	16,408
UBS AG	7,991	(263)	—	—	7,728

Total	$939,314	$(13,862)	$—	$—	$925,452

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Canadian Imperial Bank of Commerce	$(12,084)	$—	$—	$—	$(12,084)
Citibank NA	(1,510,516)	—	—	—	(1,510,516)
Credit Suisse First Boston Corp.	(31,775)	—	—	—	(31,775)
Goldman Sachs & Co.	(1,437)	1,437	—	—	—
HSBC Bank USA	(19,792)	5,385	—	—	(14,407)
JP Morgan Chase & Co.	(6,777)	6,777	—	—	—
RBC Dominion Securities, Inc.	(11,196)	—	—	—	(11,196)
UBS AG	(263)	263	—	—	—

Total	$(1,593,840)	$13,862	$—	$—	$(1,579,978)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Global All-Asset Fund (consolidated)

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$821,559	$(969,031)
Futures contracts	661,837	(324,350)
Purchased options	88,602	—
Swap contracts	426,285	(116,588)
Written options	—	(46,953)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,998,283	(1,456,922)

Derivatives not subject to a MNA	(967,567)	401,120

Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,030,716	$(1,055,802)

166

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Global All-Asset Fund (consolidated) – (continued)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$126,066	$(126,066)	$—	$—	$—
Barclays	258	(258)	—	—	—
BNP Paribas Securities Services	72	(72)	—	—	—
Citibank NA	47,219	(47,219)	—	—	—
Commonwealth Bank of Australia	4,098	(4,098)	—	—	—
Credit Suisse International	3,634	—	—	—	3,634
Deutsche Bank Securities, Inc.	138,730	(50,552)	—	(70,000)	18,178
Goldman Sachs & Co.	247,502	(70,975)	—	—	176,527
HSBC Bank USA	177,278	(58,147)	—	—	119,131
JP Morgan Chase & Co.	17,195	(11,345)	—	—	5,850
Morgan Stanley	33,806	(21,452)	—	—	12,354
Nomura International	84,749	—	—	—	84,749
Standard Chartered Bank	41,236	(32,167)	—	—	9,069
State Street Global Markets LLC	10,097	—	—	—	10,097
Toronto-Dominion Bank	950	(212)	—	—	738
UBS AG	30,841	(30,841)	—	—	—
Westpac International	66,985	—	—	—	66,985

Total	$1,030,716	$(453,404)	$—	$(70,000)	$507,312

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(158,841)	$126,066	$—	$—	$(32,775)
Banc of America Securities LLC	(466)	—	—	—	(466)
Barclays	(23,515)	258	—	23,257	—
BNP Paribas Securities Services	(1,061)	72	—	—	(989)
Citibank NA	(401,198)	47,219	—	—	(353,979)
Commonwealth Bank of Australia	(30,111)	4,098	—	—	(26,013)
Credit Suisse First Boston Corp.	(2,777)	—	—	—	(2,777)
Deutsche Bank Securities, Inc.	(50,552)	50,552	—	—	—
Goldman Sachs & Co.	(70,975)	70,975	—	—	—
HSBC Bank USA	(58,147)	58,147	—	—	—
JP Morgan Chase & Co.	(11,345)	11,345	—	—	—
Morgan Stanley	(21,452)	21,452	—	—	—
Standard Chartered Bank	(32,167)	32,167	—	—	—
Toronto-Dominion Bank	(212)	212	—	—	—
UBS AG	(192,983)	30,841	—	—	(162,142)

Total	$(1,055,802)	$453,404	$—	$23,257	$(579,141)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

167

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Multi-Asset Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$88,926	$(108,759)
Futures contracts	56,066	(347,736)
Purchased options	594,639	—
Swap contracts	244,907	(350,282)
Written options	—	(121,829)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	984,538	(928,606)

Derivatives not subject to a MNA	(107,501)	517,166

Total gross amount of assets and liabilities subject to MNA or similar agreements	$877,037	$(411,440)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$25,904	$(1,923)	$—	$—	$23,981
Barclays	51,548	(45,081)	—	—	6,467
BNP Paribas Securities Services	7,328	—	—	—	7,328
Citibank NA	285,742	(50,813)	—	—	234,929
Credit Agricole	7,671	(1,103)	—	—	6,568
Credit Suisse International	54,498	(20,758)	—	—	33,740
Deutsche Bank Securities, Inc.	2,646	(2,646)	—	—	—
Goldman Sachs & Co.	373,562	(129,838)	—	—	243,724
HSBC Bank USA	20,051	(4,713)	—	—	15,338
JP Morgan Chase & Co.	12,822	(12,822)	—	—	—
Merrill Lynch International	8,832	(8,832)	—	—	—
Morgan Stanley	18,485	(18,485)	—	—	—
Nomura International	2,053	—	—	—	2,053
Standard Chartered Bank	5,754	(5,754)	—	—	—
UBS AG	141	(141)	—	—	—

Total	$877,037	$(302,909)	$—	$—	$574,128

168

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Multi-Asset Income Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(1,923)	$1,923	$—	$—	$—
Barclays	(45,081)	45,081	—	—	—
Citibank NA	(50,813)	50,813	—	—	—
Credit Agricole	(1,103)	1,103	—	—	—
Credit Suisse First Boston Corp.	(475)	—	—	—	(475)
Credit Suisse International	(20,758)	20,758	—	—	—
Deutsche Bank Securities, Inc.	(9,120)	2,646	—	—	(6,474)
Goldman Sachs & Co.	(129,838)	129,838	—	—	—
HSBC Bank USA	(4,713)	4,713	—	—	—
JP Morgan Chase & Co.	(22,326)	12,822	—	—	(9,504)
Merrill Lynch International	(19,220)	8,832	—	—	(10,388)
Morgan Stanley	(52,673)	18,485	—	34,188	—
MSI: not found.	(30,131)	—	—	—	(30,131)
RBC Dominion Securities, Inc.	(5,387)	—	—	—	(5,387)
Standard Chartered Bank	(7,764)	5,754	—	—	(2,010)
State Street Global Markets LLC	(2,643)	—	—	—	(2,643)
UBS AG	(7,472)	141	—	—	(7,331)

Total	$(411,440)	$302,909	$—	$34,188	$(74,343)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

Certain Funds are exposed to the risks of the Underlying Funds and/or ETFs/ETNs in direct proportion to the amount of assets those Funds allocate to each Underlying Fund and/or ETF/ETN. The market values of the Underlying Funds and/or ETFs/ETNs may decline due to general market conditions which are not specifically related to a particular company in which the Underlying Fund and/or ETF/ETN invested, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities in which the Underlying Funds and/or ETFs/ETNs invest may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more

169

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April 30, 2017 (Unaudited)

sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2017. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At October 31, 2016 (tax year end), the capital loss carryforwards for U.S. federal income tax purposes were as follows:

	Year of Expiration	Unlimited Short-Term Capital Loss Carryforward	Unlimited Long-Term Capital Loss Carryforward
Fund	2017
Balanced Fund	$64,904,010	$—	$—
Conservative Allocation Fund	—	496,969	13,054,938
Global All-Asset Fund (consolidated)	—	3,584,680	—
Growth Allocation Fund	6,775,989	576,117	99,696,589
Moderate Allocation Fund	—	982,398	20,587,842
Multi-Asset Income Fund	—	9,941,670	4,232,853

170

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April 30, 2017 (Unaudited)

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund, except Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund in accordance with the Fund’s investment objective and policies. Each Fund, except Checks and Balances Fund, pays a fee to HFMC under the Investment Management Agreement. With respect to Balanced Fund, Balanced Income Fund, Global All-Asset Fund, and Multi-Asset Income Fund, HFMC pays a sub-advisory fee to Wellington Management out of its advisory fee. HFMC is responsible for the day-to-day management of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2017; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Balanced Fund	0.6900% on first $500 million and;
0.6250% on next $500 million and;
0.5750% on next $4 billion and;
0.5725% on next $5 billion and;
0.5700% over $10 billion

Balanced Income Fund	0.7000% on first $250 million and;
0.6300% on next $250 million and;
0.6000% on next $500 million and;
0.5700% on next $1.5 billion and;
0.5500% on next $2.5 billion and;
0.5300% on next $5 billion and;
0.5250% over $10 billion

Checks and Balances Fund	N/A

Conservative Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion

Global All-Asset Fund	0.8000% on first $250 million and;
0.7500% on next $250 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6600% on next $2.5 billion and;
0.6500% over $5 billion

Growth Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Fund	Management Fee Rates
Moderate Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion

Multi-Asset Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6800% on next $500 million and;
0.6600% on next $1.5 billion and;
0.6500% on next $2.5 billion and;
0.6400% on next $5 billion and;
0.6350% over $10 billion

Prior to November 1, 2016, the Global All-Asset Fund paid the following rates to HFMC for management fees rendered:

Global All-Asset Fund	0.9500% on first $250 million and;
0.9000% on next $250 million and;
0.8000% on next $500 million and;
0.7300% on next $1.5 billion and;
0.7000% on next $2.5 billion and;
0.6600% on next $5 billion and;
0.6500% over $10 billion

The Global All-Asset Fund’s Cayman Subsidiary pays HFMC a management fee at the annual rate of 0.655% of average daily net assets attributable to the Cayman Subsidiary. HFMC has contractually agreed to waive the management fee it receives from the Global All Asset Fund in an amount equal to the management fee paid to it by the Subsidiary. This waiver will remain in effect for as long as the Investment Manager’s agreement with the Subsidiary is in place.

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of each Fund, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Fund	Accounting Services Fee Rates
Balanced Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Balanced Income Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Checks and Balances Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Conservative Allocation Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Global All-Asset Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

172

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Fund	Accounting Services Fee Rates
Growth Allocation Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Moderate Allocation Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Multi-Asset Income Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Prior to November 1, 2016, the Funds paid the following rates to HFMC for accounting services fees rendered:

Fund	Accounting Services Fee Rates
Balanced Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

Balanced Income Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $10 billion

Checks and Balances Fund	0.012% on first $5 billion and;
0.010% over $5 billion

Conservative Allocation Fund	0.012% on first $5 billion and;
0.010% over $5 billion

Global All-Asset Fund	0.025% on first $5 billion and;
0.020% on next $5 billion and;
0.015% over $10 billion

Growth Allocation Fund	0.012% on first $5 billion and;
0.010% over $5 billion

Moderate Allocation Fund	0.012% on first $5 billion and;
0.010% over $5 billion

Multi-Asset Income Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $10 billion

Effective February 28, 2015, HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and class, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2017, HFMC contractually limited the total operating expenses of each Fund through February 28, 2018 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Fund(1)	1.18%	N/A	N/A	0.93%	1.40%	1.10%	0.80%	N/A	N/A	0.78%
Balanced Income Fund(1)	0.99%	1.74%*	1.74%	0.74%	1.24%	0.94%	0.69%	0.64%	0.64%	0.64%
Checks and Balances Fund(2)	1.25%	2.00%	2.00%	1.00%	1.40%	1.10%	0.80%	N/A	N/A	0.90%
Conservative Allocation Fund(2)	1.19%	1.94%	1.94%	0.93%	1.44%	1.14%	0.84%	N/A	N/A	0.84%
Global All-Asset Fund(3)	1.19%	N/A	1.94%	0.94%	1.49%	1.19%	0.89%	N/A	0.84%	0.84%
Growth Allocation Fund(2)	1.50%	2.25%	2.25%	1.25%	1.70%	1.40%	1.10%	N/A	N/A	1.15%
Moderate Allocation Fund(2)	1.40%	2.15%	2.15%	1.15%	1.65%	1.35%	1.05%	N/A	N/A	1.05%
Multi-Asset Income Fund(1)	1.12%	N/A	1.87%	0.87%	1.42%	1.12%	0.93%	N/A	0.83%	0.78%

(1)	HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as provided.

(2)	HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as provided.

(3)	HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses, as provided.

*	The reduction in amounts charged in connection with the Balanced Income Fund’s Class B Distribution and Service Plan (12b-1) fees that took effect June 30, 2012, in order to comply with applicable Financial Industry Regulatory Authority rules, caused the effective limit on net operating expenses attributable to the Balanced Income Fund’s Class B shares to be 0.99%.

Prior to November 1, 2016, HFMC contractually limited the total operating expenses of the Global All-Asset Fund, exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales and extraordinary expenses, as follows: 1.25% (Class A), 2.00% (Class C), 1.00% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.95% (Class R5) and 0.90% (Class Y).

d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2017, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Fund	1.11%	2.02%	1.82%	0.87%	1.40%	1.10%	0.80%	—	0.73%	0.72%
Balanced Income Fund	0.92%	0.99%	1.66%	0.68%	1.24%	0.94%	0.69%	0.59%	0.59%	0.59%
Checks and Balances Fund	0.39%	1.27%	1.14%	0.16%	0.75%	0.45%	0.15%	—	—	0.04%
Conservative Allocation Fund	0.55%	1.30%	1.30%	0.26%	0.80%	0.50%	0.20%	—	—	0.20%
Global All-Asset Fund (consolidated)	1.19%	—	1.94%	0.93%	1.49%	1.19%	0.89%	—	0.84%	0.84%
Growth Allocation Fund	0.54%	1.45%	1.28%	0.22%	0.86%	0.56%	0.26%	—	—	0.15%
Moderate Allocation Fund	0.52%	1.46%	1.26%	0.22%	0.87%	0.57%	0.26%	—	—	0.16%
Multi-Asset Income Fund	1.04%	—	1.69%	0.87%	1.28%	1.10%	0.93%	—	0.83%	0.78%

174

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

e)	Sales Charges and Distribution and Service Plan for Class A, T, B, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2017, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Balanced Fund	$546,462	$18,988
Balanced Income Fund	9,229,684	314,954
Checks and Balances Fund	1,359,935	17,438
Conservative Allocation Fund	92,527	1,440
Global All-Asset Fund (consolidated)	33,634	—	*
Growth Allocation Fund	373,875	9,321
Moderate Allocation Fund	167,116	4,208
Multi-Asset Income Fund	17,671	—	*

*	Total CDSC includes Underwriter Adjustment credits which may cause negative dollar amounts.

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A, T, B, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class B, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2017, Class T shares have not commenced operations. Pursuant to the Class B Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class B shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class B Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class B shares. Effective June 30, 2012, there was a reduction in the amount charged in connection with the Balanced Income Fund’s Class B shares’ Rule 12b-1 fee from 1.00% to 0.25% in accordance with FINRA rules, although it is possible that such fees may be increased in the future. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine.

f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2017, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Balanced Fund	$1,374
Balanced Income Fund	16,031
Checks and Balances Fund	2,898
Conservative Allocation Fund	222
Global All-Asset Fund	540
Growth Allocation Fund	1,139
Moderate Allocation Fund	815
Multi-Asset Income Fund	111

175

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for each class. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018. HASCO has also contractually agreed to reimburse all transfer agency fees for Class R6 of Balanced Income Fund until February 28, 2018. Any transfer agency fee reimbursement is determined before considering the contractual operating expense limitation. For providing such services, HASCO is compensated on a per account basis that varies by account type, except with respect to Class Y, for which it is compensated based on average daily net assets, subject to a cap. At a special meeting of the Board of Directors held on January 11, 2017, the Board of Directors approved the removal of the cap on the transfer agency fees for Class Y shares to be effective May 1, 2017. Effective December 1, 2014, pursuant to a sub-transfer agency agreement between HASCO and Boston Financial Data Services, Inc. (“BFDS”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to BFDS. The costs and expenses of such delegation are borne by HASCO, not by the Funds. The amount paid to HASCO can be found in the Statements of Operations. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2017, the rate of compensation paid to HASCO for transfer agency services as a percentage of each Fund’s average daily net assets is as follows:

Fund	Percent of Average Daily Net Assets
Balanced Fund	0.13%
Balanced Income Fund	0.08%
Checks and Balances Fund	0.10%
Conservative Allocation Fund	0.10%
Global All-Asset Fund (consolidated)	0.09%
Growth Allocation Fund	0.13%
Moderate Allocation Fund	0.10%
Multi-Asset Income Fund	0.03%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

8.	Affiliate Holdings:

As of April 30, 2017, affiliates of The Hartford had ownership of shares in the Funds as follows:

Percentage of a Class:

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Fund	—	—	—	—	—	—	7%	—	—	100%
Balanced Income Fund	—	—	—	—	—	—	—	—	—	— %*
Checks and Balances Fund	—	—	—	—	—	—	— %*	—	—	100%
Conservative Allocation Fund	—	—	—	—	—	—	—	—	—	100%
Global All-Asset Fund (consolidated)	—	—	—	—	—	—	100%	—	—	— %*
Growth Allocation Fund	—	—	—	—	—	—	—	—	—	100%
Moderate Allocation Fund	—	—	—	—	—	—	—	—	—	100%
Multi-Asset Income Fund	62%	—	39%	16%	100%	100%	100%	—	—	100%

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Percentage of Fund by Class:

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5		Class R6	Class Y	Class F
Balanced Fund	—	—	—	—	—	—	—	%*	—	—	—	%*
Balanced Income Fund	—	—	—	—	—	—	—		—	—	—	%*
Checks and Balances Fund	—	—	—	—	—	—	—	%*	—	—	—	%*
Conservative Allocation Fund	—	—	—	—	—	—	—		—	—	—	%*
Global All-Asset Fund (consolidated)	—	—	—	—	—	—	—	%*	—	—	—	%*
Growth Allocation Fund	—	—	—	—	—	—	—		—	—	—	%*
Moderate Allocation Fund	—	—	—	—	—	—	—		—	—	—	%*
Multi-Asset Income Fund	10%	—	3%	3%	3%	3%	3%		—	—	—	%*

*	Percentage rounds to zero.

As of April 30, 2017, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of its shares from these affiliated funds of funds. Affiliated funds of funds owned shares in each Fund as follows:

Fund	Percentage of Fund(1)
Balanced Income Fund	—	%*
Global All-Asset Fund (consolidated)	20%

(1)	As of April 30, 2017, the affiliated funds of funds were invested in Class F shares.
*	Percentage rounds to zero.

9.	Affiliate Fund Transactions:

A summary of affiliate fund transactions for the Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund for the six-month period ended April 30, 2017 follows:

Checks and Balances Fund

Affiliated Investment Companies	Beginning Value as of October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2017	Shares as of April 30, 2017	Dividend Income	Capital Gain Distributions
The Hartford Capital Appreciation Fund, Class Y	$601,316,720	$4,342,848	$665,963,819	$71,102,659	$(10,798,408)	$—	—	$4,342,847	$—
The Hartford Capital Appreciation Fund, Class F	—	582,788,199	6,686,454	86,800	11,445,460	587,634,005	15,059,816	—	—
The Hartford Dividend and Growth Fund, Class Y	601,910,084	24,448,836	673,243,894	132,880,106	(85,995,132)	—	—	5,875,701	18,573,136
The Hartford Dividend and Growth Fund, Class F	—	584,816,593	2,373,298	7,626	3,927,674	586,378,595	23,103,964	—	—
The Hartford Total Return Bond Fund, Class Y	604,642,581	7,301,629	601,394,657	(19,038,634)	8,489,081	—	—	7,691,058	—
The Hartford Total Return Bond Fund, Class F	—	584,584,486	8,739,420	51,085	3,903,084	579,799,235	55,857,344	1,027,624	—

Total	$1,807,869,385	$1,788,282,591	$1,958,401,542	$185,089,642	$(69,028,241)	$1,753,811,835	94,021,124	$18,937,230	$18,573,136

177

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Conservative Allocation Fund

Affiliated Investment Companies	Beginning Value as of October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2017	Shares as of April 30, 2017	Dividend Income	Capital Gain Distributions
Hartford Core Equity Fund, Class Y	$11,360,771	$177,727	$12,453,088	$1,170,001	$(255,411)	$—	—	$92,547	$85,179
Hartford Core Equity Fund, Class F	—	10,945,751	185,935	1,553	191,889	10,953,258	414,739	—	—
Hartford Real Total Return Fund, Class Y	5,702,928	—	5,796,460	(772,676)	866,208	—	—	—	—
Hartford Real Total Return Fund, Class F	—	5,508,065	33,413	8	(35,101)	5,439,559	610,500	—	—
Hartford Schroders International Multi-Cap Value Fund, Class Y	—	3,245,388	3,451,850	206,462	—	—	—	23,833	—
Hartford Schroders International Multi-Cap Value Fund, Class F	—	2,721,796	40,312	652	66,799	2,748,935	290,278	—	—
Hartford Small Cap Core Fund, Class Y	4,174,942	69,113	4,771,084	734,961	(207,932)	—	—	47,545	—
Hartford Small Cap Core Fund, Class F	—	4,113,895	141,496	2,291	110,106	4,084,796	304,155	—	—
The Hartford Equity Income Fund, Class Y	11,480,286	461,435	12,680,237	1,412,351	(673,835)	—	—	118,486	342,949
The Hartford Equity Income Fund, Class F	—	10,960,277	64,358	91	76,994	10,973,004	572,107	—	—
The Hartford Global All-Asset Fund, Class Y	7,133,955	140,089	7,577,827	729,267	(425,484)	—	—	140,089	—
The Hartford Global All-Asset Fund, Class F	—	6,832,165	57,410	146	104,697	6,879,598	613,155	—	—
The Hartford Global Real Asset Fund, Class Y	—	2,847,474	2,872,737	25,263	—	—	—	11,207	—
The Hartford Global Real Asset Fund, Class F	—	2,766,015	16,704	20	(41,708)	2,707,623	307,335	—	—
The Hartford Growth Opportunities Fund, Class Y	4,182,623	140,386	4,415,629	167,060	(74,440)	—	—	—	140,387
The Hartford Growth Opportunities Fund, Class F	—	2,745,880	74,419	920	72,840	2,745,221	65,565	—	—
The Hartford Inflation Plus Fund, Class Y	2,872,620	2,808,313	5,672,863	58,177	(66,247)	—	—	81,054	—
The Hartford Inflation Plus Fund, Class F	—	5,465,023	36,020	45	14,177	5,443,225	489,059	—	—
The Hartford International Opportunities Fund, Class Y	7,092,301	80,611	7,520,539	281,218	66,409	—	—	80,611	—
The Hartford International Opportunities Fund, Class F	—	5,464,159	149,371	3,851	158,355	5,476,994	349,744	—	—
The Hartford International Small Company Fund, Class Y	4,226,720	14,911	4,291,326	(248,380)	298,075	—	—	14,911	—
The Hartford International Small Company Fund, Class F	—	1,357,317	47,691	1,441	64,853	1,375,920	89,230	—	—
The Hartford MidCap Fund, Class Y	8,484,002	233,170	9,493,837	1,165,564	(388,899)	—	—	—	211,367
The Hartford MidCap Fund, Class F	—	8,173,175	208,704	3,704	257,557	8,225,732	295,465	—	—
The Hartford Quality Bond Fund, Class Y	18,684,423	623,299	18,562,125	(315,386)	(430,211)	—	—	172,293	281,492
The Hartford Quality Bond Fund, Class F	—	19,173,298	163,575	557	71,463	19,081,743	1,913,916	26,555	—

178

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Conservative Allocation Fund – (continued)
Affiliated Investment Companies	Beginning Value as of October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2017	Shares as of April 30, 2017	Dividend Income	Capital Gain Distributions
The Hartford Short Duration Fund, Class Y	$11,501,688	$106,032	$11,561,111	$127,321	$(173,930)	$—	—	$112,302	$—
The Hartford Short Duration Fund, Class F	—	10,949,950	78,565	31	10,440	10,881,856	1,101,402	14,947	—
The Hartford Strategic Income Fund, Class Y	14,291,059	309,131	14,591,768	696,422	(704,844)	—	—	309,131	—
The Hartford Strategic Income Fund, Class F	—	12,295,632	149,268	665	107,780	12,254,809	1,378,494	43,013	—
The Hartford Total Return Bond Fund, Class Y	11,506,542	3,211,462	14,533,958	(421,706)	237,660	—	—	179,165	—
The Hartford Total Return Bond Fund, Class F	—	15,035,400	121,684	357	97,288	15,011,361	1,446,181	26,125	—
The Hartford World Bond Fund, Class Y	20,090,500	—	19,964,176	(538,076)	411,752	—	—	—	—
The Hartford World Bond Fund, Class F	—	12,306,743	92,988	7	11,525	12,225,287	1,181,187	—	—

Total	$142,785,360	$151,283,082	$161,872,528	$4,494,182	$(181,175)	$136,508,921	11,422,512	$1,493,814	$1,061,374

Growth Allocation Fund

Affiliated Investment Companies	Beginning Value as of October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2017	Shares as of April 30, 2017	Dividend Income	Capital Gain Distributions
Hartford Core Equity Fund, Class Y	$113,525,941	$1,846,490	$124,681,670	$11,833,845	$(2,524,606)	$—	—	$954,126	$892,362
Hartford Core Equity Fund, Class F	—	110,413,126	1,149,062	1,704	1,936,888	111,202,656	4,210,627	—	—
Hartford Real Total Return Fund, Class Y	21,170,356	—	21,524,797	(3,105,194)	3,459,635	—	—	—	—
Hartford Real Total Return Fund, Class F	—	20,778,641	261,445	135	(137,242)	20,380,089	2,287,328	—	—
Hartford Schroders International Multi-Cap Value Fund, Class Y	—	28,405,747	30,516,331	2,110,584	—	—	—	254,109	—
Hartford Schroders International Multi-Cap Value Fund, Class F	—	30,516,331	56,483	24	758,201	31,218,073	3,296,523	—	—
Hartford Small Cap Core Fund, Class Y	69,702,247	752,189	79,545,276	11,506,952	(2,416,112)	—	—	752,189	—
Hartford Small Cap Core Fund, Class F	—	61,838,082	1,385,443	23,866	1,665,765	62,142,270	4,627,124	—	—
The Hartford Equity Income Fund, Class Y	78,113,607	3,319,830	86,554,653	9,141,033	(4,019,817)	—	—	843,242	2,476,588
The Hartford Equity Income Fund, Class F	—	75,921,567	325,231	(604)	515,876	76,111,608	3,968,280	—	—
The Hartford Global All-Asset Fund, Class Y	28,378,106	569,437	30,190,576	2,931,230	(1,688,197)	—	—	569,437	—
The Hartford Global All-Asset Fund, Class F	—	27,600,667	244,991	(286)	420,853	27,776,243	2,475,601	—	—
The Hartford Global Real Asset Fund, Class Y	—	27,704,163	28,214,582	510,419	—	—	—	167,134	—
The Hartford Global Real Asset Fund, Class F	—	27,581,583	169,690	610	(428,799)	26,983,704	3,062,849	—	—

179

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Growth Allocation Fund – (continued)
Affiliated Investment Companies	Beginning Value as of October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2017	Shares as of April 30, 2017	Dividend Income	Capital Gain Distributions
The Hartford Growth Opportunities Fund, Class Y	$62,840,626	$2,130,424	$68,066,829	$4,214,953	$(1,119,174)	$—	—	$—	$2,130,424
The Hartford Growth Opportunities Fund, Class F	—	62,104,057	1,028,873	11,256	1,648,151	62,734,591	1,498,318	—	—
The Hartford International Opportunities Fund, Class Y	78,061,726	934,269	82,974,072	4,931,257	(953,180)	—	—	934,269	—
The Hartford International Opportunities Fund, Class F	—	62,057,953	1,558,519	37,086	1,791,021	62,327,541	3,980,047	—	—
The Hartford International Small Company Fund, Class Y	63,374,299	360,392	65,976,867	(98,722)	2,340,898	—	—	360,392	—
The Hartford International Small Company Fund, Class F	—	34,346,294	1,091,631	27,615	1,653,918	34,936,196	2,265,642	—	—
The Hartford MidCap Fund, Class Y	92,266,737	2,404,975	103,138,355	7,683,012	783,631	—	—	—	2,404,974
The Hartford MidCap Fund, Class F	—	88,753,079	1,094,074	21,166	2,828,392	90,508,563	3,251,026	—	—
The Hartford Quality Bond Fund, Class Y	28,449,420	664,909	27,994,154	(604,915)	(515,260)	—	—	258,277	422,810
The Hartford Quality Bond Fund, Class F	—	27,379,545	286,149	1,350	108,988	27,203,734	2,728,559	38,557	—
The Hartford Short Duration Fund, Class Y	14,229,168	132,794	14,305,529	182,340	(238,773)	—	—	140,944	—
The Hartford Short Duration Fund, Class F	—	13,788,444	156,644	148	13,792	13,645,740	1,381,148	19,028	—
The Hartford Strategic Income Fund, Class Y	28,372,450	622,372	28,976,335	1,519,446	(1,537,933)	—	—	622,372	—
The Hartford Strategic Income Fund, Class F	—	20,735,184	365,846	2,277	184,412	20,556,027	2,312,264	72,150	—
The Hartford World Bond Fund, Class Y	28,404,948	—	28,249,457	(784,941)	629,450	—	—	—	—
The Hartford World Bond Fund, Class F	—	19,501,349	33,890	—	18,828	19,486,287	1,882,733	—	—

Total	$706,889,631	$753,163,893	$830,117,454	$52,097,646	$5,179,606	$687,213,322	43,228,069	$5,986,226	$8,327,158

Moderate Allocation Fund

Affiliated Investment Companies	Beginning Value as of October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2017	Shares as of April 30, 2017	Dividend Income	Capital Gain Distributions
Hartford Core Equity Fund, Class Y	$72,144,958	$1,161,444	$79,249,244	$7,547,164	$(1,604,322)	$—	—	$603,651	$557,793
Hartford Core Equity Fund, Class F	—	70,208,986	666,618	3,215	1,232,794	70,778,377	2,679,984	—	—
Hartford Real Total Return Fund, Class Y	20,657,465	—	21,005,351	(3,032,852)	3,380,738	—	—	—	—
Hartford Real Total Return Fund, Class F	—	20,133,538	175,534	(379)	(133,497)	19,824,128	2,224,930	—	—

180

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Moderate Allocation Fund – (continued)
Affiliated Investment Companies	Beginning Value as of October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2017	Shares as of April 30, 2017	Dividend Income	Capital Gain Distributions
Hartford Schroders International Multi-Cap Value Fund, Class Y	$—	$10,203,969	$10,962,137	$758,168	$—	$—	—	$91,282	$—
Hartford Schroders International Multi-Cap Value Fund, Class F	—	10,962,137	16,923	5	272,446	11,217,665	1,184,547	—	—
Hartford Small Cap Core Fund, Class Y	35,245,832	415,438	40,144,890	5,744,797	(1,261,177)	—	—	415,438	—
Hartford Small Cap Core Fund, Class F	—	35,002,966	648,845	6,521	946,429	35,307,071	2,628,970	—	—
The Hartford Equity Income Fund, Class Y	46,568,551	1,948,515	51,563,186	5,840,123	(2,794,003)	—	—	500,986	1,447,529
The Hartford Equity Income Fund, Class F	—	45,141,803	109,473	14	307,306	45,339,650	2,363,903	—	—
The Hartford Global All-Asset Fund, Class Y	25,841,048	520,788	27,500,029	2,675,480	(1,537,287)	—	—	520,788	—
The Hartford Global All-Asset Fund, Class F	—	25,072,241	187,542	274	382,846	25,267,819	2,252,034	—	—
The Hartford Global Real Asset Fund, Class Y	—	14,919,400	15,141,432	222,032	—	—	—	80,046	—
The Hartford Global Real Asset Fund, Class F	—	15,032,967	79,066	286	(233,920)	14,720,267	1,670,859	—	—
The Hartford Growth Opportunities Fund, Class Y	25,296,338	857,597	27,405,250	1,607,145	(355,830)	—	—	—	857,597
The Hartford Growth Opportunities Fund, Class F	—	25,073,298	321,107	2,834	667,906	25,422,931	607,187	—	—
The Hartford Inflation Plus Fund, Class Y	—	10,230,406	10,342,559	112,153	—	—	—	148,835	—
The Hartford Inflation Plus Fund, Class F	—	9,983,690	59,570	115	26,823	9,951,058	894,075	—	—
The Hartford International Opportunities Fund, Class Y	46,461,302	606,403	49,645,841	(833,390)	3,411,526	—	—	606,403	—
The Hartford International Opportunities Fund, Class F	—	40,092,772	821,827	18,476	1,162,408	40,451,829	2,583,131	—	—
The Hartford International Small Company Fund, Class Y	35,717,527	170,327	36,612,434	186,556	538,024	—	—	170,327	—
The Hartford International Small Company Fund, Class F	—	14,975,917	420,783	11,273	723,858	15,290,265	991,587	—	—
The Hartford MidCap Fund, Class Y	46,294,108	1,188,584	51,746,812	6,380,236	(2,116,116)	—	—	—	1,188,584
The Hartford MidCap Fund, Class F	—	44,717,226	446,304	7,223	1,428,327	45,706,472	1,641,755	—	—
The Hartford Quality Bond Fund, Class Y	46,641,259	1,097,854	45,889,235	(787,814)	(1,062,064)	—	—	426,390	698,153
The Hartford Quality Bond Fund, Class F	—	45,092,921	639,003	3,980	178,830	44,636,728	4,477,104	63,373	—
The Hartford Short Duration Fund, Class Y	10,367,970	97,389	10,423,964	145,386	(186,781)	—	—	103,313	—
The Hartford Short Duration Fund, Class F	—	10,020,275	81,722	126	10,055	9,948,734	1,006,957	13,865	—

181

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Moderate Allocation Fund – (continued)
Affiliated Investment Companies	Beginning Value as of October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2017	Shares as of April 30, 2017	Dividend Income	Capital Gain Distributions
The Hartford Strategic Income Fund, Class Y	$46,515,338	$983,323	$47,454,573	$731,985	$(776,073)	$—	—	$983,323	$—
The Hartford Strategic Income Fund, Class F	—	35,160,320	508,130	3,398	313,717	34,969,305	3,933,555	122,739	—
The Hartford Total Return Bond Fund, Class Y	—	5,426,268	5,464,050	37,782	—	—	—	57,986	—
The Hartford Total Return Bond Fund, Class F	—	5,824,659	16,923	4	37,722	5,845,462	563,147	9,788	—
The Hartford World Bond Fund, Class Y	56,917,118	—	56,566,934	(1,639,201)	1,289,017	—	—	—	—
The Hartford World Bond Fund, Class F	—	35,071,398	297,988	199	33,631	34,807,240	3,363,018	—	—

Total	$514,668,814	$537,394,819	$592,615,279	$25,753,314	$4,283,333	$489,485,001	35,066,743	$4,918,533	$4,749,656

10.	Investment Transactions:

For the six-month period ended April 30, 2017, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Balanced Fund	$122,863,593	$126,568,896
Balanced Income Fund	2,803,712,504	1,440,667,155
Checks and Balances Fund	37,562,787	207,681,738
Conservative Allocation Fund	19,005,622	29,595,067
Global All-Asset Fund (consolidated)	101,997,215	131,168,905
Growth Allocation Fund	70,002,051	146,955,611
Moderate Allocation Fund	50,420,903	105,641,363
Multi-Asset Income Fund	25,985,581	25,499,231

Fund	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations
Balanced Fund	$33,398,305	$30,447,630
Balanced Income Fund	15,404,969	13,401,978
Checks and Balances Fund	—	—
Conservative Allocation Fund	—	—
Global All-Asset Fund (consolidated)	3,203,277	10,957,330
Growth Allocation Fund	—	—
Moderate Allocation Fund	—	—
Multi-Asset Income Fund	537,331	2,610,291

182

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Fund	Total Cost of Purchases	Total Sales Proceeds
Balanced Fund	$156,261,898	$157,016,526
Balanced Income Fund	2,819,117,473	1,454,069,133
Checks and Balances Fund	37,562,787	207,681,738
Conservative Allocation Fund	19,005,622	29,595,067
Global All-Asset Fund (consolidated)	105,200,492	142,126,235
Growth Allocation Fund	70,002,051	146,955,611
Moderate Allocation Fund	50,420,903	105,641,363
Multi-Asset Income Fund	26,522,912	28,109,522

11.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2017, and the year ended October 31, 2016:

Balanced Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,417,141	$30,662,808	4,436,572	$91,535,711
Shares Issued for Reinvested Dividends	182,428	3,979,536	566,609	11,715,790
Shares Redeemed	(3,100,574)	(66,977,284)	(5,221,032)	(107,666,519)
Shares converted (from) Class B into Class A	24,279	528,543	68,128	1,399,633

Net Increase (Decrease)	(1,476,726)	(31,806,397)	(149,723)	(3,015,385)

Class B
Shares Sold	520	$11,209	12,433	$254,092
Shares Issued for Reinvested Dividends	42	922	1,993	40,877
Shares Redeemed	(38,201)	(828,244)	(90,719)	(1,864,327)
Shares converted (from) Class B into Class A	(24,371)	(528,543)	(68,477)	(1,399,633)

Net Increase (Decrease)	(62,010)	(1,344,656)	(144,770)	(2,968,991)

Class C
Shares Sold	651,346	$14,030,581	1,773,119	$36,703,461
Shares Issued for Reinvested Dividends	22,656	496,293	90,511	1,869,219
Shares Redeemed	(1,025,503)	(22,236,530)	(1,453,060)	(29,988,357)

Net Increase (Decrease)	(351,501)	(7,709,656)	410,570	8,584,323

Class I
Shares Sold	2,620,364	$56,811,638	1,911,279	$40,115,152
Shares Issued for Reinvested Dividends	21,316	466,637	11,793	245,389
Shares Redeemed	(374,759)	(8,115,726)	(773,411)	(16,078,335)

Net Increase (Decrease)	2,266,921	49,162,549	1,149,661	24,282,206

Class R3
Shares Sold	25,106	$541,510	97,011	$2,029,837
Shares Issued for Reinvested Dividends	727	15,989	1,526	31,963
Shares Redeemed	(63,008)	(1,390,680)	(11,713)	(247,535)

Net Increase (Decrease)	(37,175)	(833,181)	86,824	1,814,265

183

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Balanced Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	40,803	$908,909	9,695	$197,903
Shares Issued for Reinvested Dividends	260	5,759	526	11,012
Shares Redeemed	(2,426)	(53,212)	(5,838)	(122,009)

Net Increase (Decrease)	38,637	861,456	4,383	86,906

Class R5
Shares Sold	2,182	$48,631	4,090	$86,716
Shares Issued for Reinvested Dividends	71	1,550	186	3,904
Shares Redeemed	(7,495)	(168,922)	(525)	(11,094)

Net Increase (Decrease)	(5,242)	(118,741)	3,751	79,526

Class Y
Shares Sold	76,460	$1,673,058	661,935	$13,530,349
Shares Issued for Reinvested Dividends	3,018	66,708	13,385	280,214
Shares Redeemed	(49,765)	(1,096,840)	(699,954)	(15,103,864)

Net Increase (Decrease)	29,713	642,926	(24,634)	(1,293,301)

Class F(1)
Shares Sold	450	$10,000	—	$—
Shares Issued for Reinvested Dividends	2	49	—	—

Net Increase (Decrease)	452	10,049	—	—

Total Net Increase (Decrease)	403,069	$8,864,349	1,336,062	$27,569,549

(1)	Inception date of class was February 28, 2017.

Balanced Income Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	31,585,091	$441,149,498	65,249,034	$879,754,533
Shares Issued for Reinvested Dividends	5,166,538	71,876,903	8,358,906	110,645,355
Shares Redeemed	(39,285,048)	(548,691,480)	(47,290,887)	(638,104,152)
Shares converted (from) Class B into Class A	32,334	454,872	50,470	674,002

Net Increase (Decrease)	(2,501,085)	(35,210,207)	26,367,523	352,969,738

Class B
Shares Sold	15,591	$217,532	82,824	$1,108,595
Shares Issued for Reinvested Dividends	8,336	115,573	31,378	411,538
Shares Redeemed	(234,415)	(3,274,003)	(547,208)	(7,336,801)
Shares converted (from) Class B into Class A	(32,398)	(454,872)	(50,587)	(674,002)

Net Increase (Decrease)	(242,886)	(3,395,770)	(483,593)	(6,490,670)

184

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Balanced Income Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class C
Shares Sold	36,584,151	$504,330,317	78,992,141	$1,051,406,805
Shares Issued for Reinvested Dividends	4,470,754	61,311,110	6,230,416	81,208,571
Shares Redeemed	(25,595,544)	(352,918,168)	(34,602,657)	(458,426,436)

Net Increase (Decrease)	15,459,361	212,723,259	50,619,900	674,188,940

Class I
Shares Sold	111,889,443	$1,563,577,583	108,186,392	$1,469,307,833
Shares Issued for Reinvested Dividends	4,456,460	62,071,495	4,236,413	56,334,701
Shares Redeemed	(27,332,825)	(381,921,452)	(41,476,177)	(551,325,870)

Net Increase (Decrease)	89,013,078	1,243,727,626	70,946,628	974,316,664

Class R3
Shares Sold	2,863,374	$40,238,567	4,406,089	$59,145,422
Shares Issued for Reinvested Dividends	290,777	4,057,191	418,914	5,561,495
Shares Redeemed	(1,101,818)	(15,425,797)	(1,716,566)	(23,094,272)

Net Increase (Decrease)	2,052,333	28,869,961	3,108,437	41,612,645

Class R4
Shares Sold	1,936,068	$27,128,298	3,965,348	$54,329,992
Shares Issued for Reinvested Dividends	169,206	2,362,378	225,411	3,004,248
Shares Redeemed	(2,552,680)	(35,647,567)	(1,442,552)	(19,708,165)

Net Increase (Decrease)	(447,406)	(6,156,891)	2,748,207	37,626,075

Class R5
Shares Sold	881,411	$12,361,215	986,174	$13,228,497
Shares Issued for Reinvested Dividends	64,301	899,640	84,719	1,130,482
Shares Redeemed	(290,706)	(4,079,494)	(485,109)	(6,560,020)

Net Increase (Decrease)	655,006	9,181,361	585,784	7,798,959

Class R6
Shares Sold	1,202,556	$17,013,237	373,289	$5,174,575
Shares Issued for Reinvested Dividends	22,692	319,541	20,969	280,393
Shares Redeemed	(366,671)	(5,182,714)	(151,162)	(2,064,366)

Net Increase (Decrease)	858,577	12,150,064	243,096	3,390,602

Class Y
Shares Sold	2,948,809	$41,600,871	4,706,627	$65,194,453
Shares Issued for Reinvested Dividends	162,984	2,290,615	142,798	1,926,812
Shares Redeemed	(4,013,608)	(56,791,361)	(1,087,242)	(14,888,348)

Net Increase (Decrease)	(901,815)	(12,899,875)	3,762,183	52,232,917

Class F(1)
Shares Sold	1,776,655	$25,034,109	—	$—
Shares Issued for Reinvested Dividends	5	71	—	—
Shares Redeemed	(8,939)	(126,829)	—	—

Net Increase (Decrease)	1,767,721	24,907,351	—	—

Total Net Increase (Decrease)	105,712,884	$1,473,896,879	157,898,165	$2,137,645,870

(1)	Inception date of class was February 28, 2017.

185

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Checks and Balances Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	6,361,808	$62,168,335	17,992,878	$174,817,823
Shares Issued for Reinvested Dividends	10,861,570	103,282,238	16,916,849	161,724,599
Shares Redeemed	(22,115,079)	(216,455,376)	(28,273,266)	(276,456,615)
Shares converted (from) Class B into Class A	265,692	2,591,128	676,941	6,608,714

Net Increase (Decrease)	(4,626,009)	(48,413,675)	7,313,402	66,694,521

Class B
Shares Sold	3,899	$37,556	34,687	$338,305
Shares Issued for Reinvested Dividends	209,508	1,977,631	887,718	8,413,065
Shares Redeemed	(1,726,163)	(16,784,915)	(5,069,233)	(49,066,239)
Shares converted (from) Class B into Class A	(266,929)	(2,591,128)	(680,807)	(6,608,714)

Net Increase (Decrease)	(1,779,685)	(17,360,856)	(4,827,635)	(46,923,583)

Class C
Shares Sold	1,178,084	$11,435,742	3,529,405	$33,995,678
Shares Issued for Reinvested Dividends	2,402,085	22,636,587	3,810,070	36,124,146
Shares Redeemed	(4,382,671)	(42,586,052)	(7,155,628)	(69,099,663)

Net Increase (Decrease)	(802,502)	(8,513,723)	183,847	1,020,161

Class I
Shares Sold	1,369,764	$13,430,565	1,592,637	$15,637,440
Shares Issued for Reinvested Dividends	318,810	3,038,755	418,313	4,008,434
Shares Redeemed	(866,873)	(8,488,608)	(1,393,957)	(13,504,847)

Net Increase (Decrease)	821,701	7,980,712	616,993	6,141,027

Class R3
Shares Sold	184,341	$1,789,355	396,101	$3,763,982
Shares Issued for Reinvested Dividends	117,998	1,117,058	153,479	1,460,884
Shares Redeemed	(141,743)	(1,384,927)	(294,965)	(2,880,014)

Net Increase (Decrease)	160,596	1,521,486	254,615	2,344,852

Class R4
Shares Sold	56,864	$550,275	184,981	$1,724,888
Shares Issued for Reinvested Dividends	35,549	337,010	53,356	508,937
Shares Redeemed	(36,950)	(362,611)	(215,744)	(2,043,268)

Net Increase (Decrease)	55,463	524,674	22,593	190,557

Class R5
Shares Sold	17,449	$171,697	96,271	$951,741
Shares Issued for Reinvested Dividends	38,918	370,228	63,221	605,152
Shares Redeemed	(332,243)	(3,152,819)	(139,004)	(1,351,724)

Net Increase (Decrease)	(275,876)	(2,610,894)	20,488	205,169

Class F(1)
Shares Sold	1,014	$10,000	—	$—
Shares Issued for Reinvested Dividends	4	37	—	—

Net Increase (Decrease)	1,018	10,037	—	—

Total Net Increase (Decrease)	(6,445,294)	$(66,862,239)	3,584,303	$29,672,704

(1)	Inception date of class was February 28, 2017.

186

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Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Conservative Allocation Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	752,432	$7,477,721	1,257,696	$12,080,817
Shares Issued for Reinvested Dividends	120,782	1,180,038	179,431	1,707,553
Shares Redeemed	(1,829,716)	(18,146,719)	(2,758,816)	(26,578,728)
Shares converted (from) Class B into Class A	12,524	124,608	40,053	386,748

Net Increase (Decrease)	(943,978)	(9,364,352)	(1,281,636)	(12,403,610)

Class B
Shares Sold	175	$1,713	7,856	$72,886
Shares Issued for Reinvested Dividends	—	—	4,746	44,585
Shares Redeemed	(74,568)	(734,066)	(171,210)	(1,628,743)
Shares converted (from) Class B into Class A	(12,633)	(124,608)	(40,652)	(386,748)

Net Increase (Decrease)	(87,026)	(856,961)	(199,260)	(1,898,020)

Class C
Shares Sold	438,647	$4,337,514	382,324	$3,589,709
Shares Issued for Reinvested Dividends	15,994	154,501	53,711	504,093
Shares Redeemed	(541,036)	(5,295,987)	(1,081,953)	(10,251,324)

Net Increase (Decrease)	(86,395)	(803,972)	(645,918)	(6,157,522)

Class I
Shares Sold	50,295	$499,534	99,116	$972,769
Shares Issued for Reinvested Dividends	1,991	19,448	1,662	15,846
Shares Redeemed	(19,296)	(193,342)	(98,049)	(960,498)

Net Increase (Decrease)	32,990	325,640	2,729	28,117

Class R3
Shares Sold	59,249	$588,218	267,501	$2,576,798
Shares Issued for Reinvested Dividends	10,047	98,160	13,283	126,392
Shares Redeemed	(119,545)	(1,193,784)	(243,837)	(2,346,460)

Net Increase (Decrease)	(50,249)	(507,406)	36,947	356,730

Class R4
Shares Sold	70,401	$704,501	64,691	$620,143
Shares Issued for Reinvested Dividends	3,075	30,074	4,187	39,885
Shares Redeemed	(57,845)	(575,260)	(80,007)	(768,503)

Net Increase (Decrease)	15,631	159,315	(11,129)	(108,475)

Class R5
Shares Sold	21,215	$214,229	25,743	$249,126
Shares Issued for Reinvested Dividends	3,966	38,830	4,394	41,951
Shares Redeemed	(12,628)	(125,613)	(57,144)	(548,883)

Net Increase (Decrease)	12,553	127,446	(27,007)	(257,806)

Class F(1)
Shares Sold	997	$10,000	—	$—

Net Increase (Decrease)	997	10,000	—	—

Total Net Increase (Decrease)	(1,105,477)	$(10,910,290)	(2,125,274)	$(20,440,586)

(1)	Inception date of class was February 28, 2017.

187

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Global All-Asset Fund (consolidated)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	168,894	$1,813,316	670,209	$6,748,511
Shares Issued for Reinvested Dividends	174,055	1,811,915	1,007,454	10,004,019
Shares Redeemed	(2,066,471)	(22,111,835)	(5,115,865)	(52,291,306)

Net Increase (Decrease)	(1,723,522)	(18,486,604)	(3,438,202)	(35,538,776)

Class C
Shares Sold	115,798	$1,218,767	292,043	$2,915,090
Shares Issued for Reinvested Dividends	43,669	449,793	523,116	5,137,001
Shares Redeemed	(1,382,847)	(14,575,764)	(3,146,278)	(31,635,565)

Net Increase (Decrease)	(1,223,380)	(12,907,204)	(2,331,119)	(23,583,474)

Class I
Shares Sold	689,344	$7,403,989	1,326,890	$13,568,916
Shares Issued for Reinvested Dividends	53,789	561,556	273,425	2,726,048
Shares Redeemed	(1,103,027)	(11,860,676)	(3,522,842)	(36,158,943)

Net Increase (Decrease)	(359,894)	(3,895,131)	(1,922,527)	(19,863,979)

Class R3
Shares Sold	11,802	$127,293	34,754	$351,468
Shares Issued for Reinvested Dividends	2,469	25,727	14,719	146,310
Shares Redeemed	(17,752)	(189,943)	(87,966)	(901,597)

Net Increase (Decrease)	(3,481)	(36,923)	(38,493)	(403,819)

Class R4
Shares Sold	7,371	$79,045	42,493	$439,358
Shares Issued for Reinvested Dividends	773	8,147	3,653	36,710
Shares Redeemed	(7,722)	(84,943)	(67,264)	(716,854)

Net Increase (Decrease)	422	2,249	(21,118)	(240,786)

Class R5
Shares Issued for Reinvested Dividends	21	228	4,054	40,375
Shares Redeemed	—	—	(59,903)	(596,039)

Net Increase (Decrease)	21	228	(55,849)	(555,664)

Class Y
Shares Sold	69,801	$752,437	6,968,596	$69,428,594
Shares Issued for Reinvested Dividends	163,400	1,707,526	160,427	1,599,457
Shares Redeemed	(6,202,792)	(68,447,616)	(1,344,783)	(13,741,334)

Net Increase (Decrease)	(5,969,591)	(65,987,653)	5,784,240	57,286,717

Class F(1)
Shares Sold	5,567,346	$61,518,571	—	$—
Shares Redeemed	(44,531)	(492,202)	—	—

Net Increase (Decrease)	5,522,815	61,026,369	—	—

Total Net Increase (Decrease)	(3,756,610)	$(40,284,669)	(2,023,068)	$(22,899,781)

(1)	Inception date of class was February 28, 2017.

188

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Growth Allocation Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,424,025	$15,554,375	3,948,534	$40,309,533
Shares Issued for Reinvested Dividends	199,705	2,134,844	3,637,332	37,234,854
Shares Redeemed	(6,920,236)	(75,502,192)	(10,780,005)	(110,944,319)
Shares converted (from) Class B into Class A	181,572	1,993,934	420,004	4,242,604

Net Increase (Decrease)	(5,114,934)	(55,819,039)	(2,774,135)	(29,157,328)

Class B
Shares Sold	1,804	$19,205	15,078	$151,684
Shares Issued for Reinvested Dividends	—	—	103,732	1,046,079
Shares Redeemed	(284,033)	(3,085,334)	(888,059)	(9,003,504)
Shares converted (from) Class B into Class A	(183,184)	(1,993,934)	(422,495)	(4,242,604)

Net Increase (Decrease)	(465,413)	(5,060,063)	(1,191,744)	(12,048,345)

Class C
Shares Sold	356,985	$3,834,593	1,034,490	$10,325,633
Shares Issued for Reinvested Dividends	—	—	1,004,280	10,095,228
Shares Redeemed	(2,394,413)	(25,689,674)	(3,375,001)	(34,112,433)

Net Increase (Decrease)	(2,037,428)	(21,855,081)	(1,336,231)	(13,691,572)

Class I
Shares Sold	295,486	$3,218,859	444,241	$4,526,796
Shares Issued for Reinvested Dividends	4,420	46,943	47,306	482,397
Shares Redeemed	(269,240)	(2,928,111)	(506,312)	(5,162,078)

Net Increase (Decrease)	30,666	337,691	(14,765)	(152,885)

Class R3
Shares Sold	48,088	$509,905	164,628	$1,625,677
Shares Issued for Reinvested Dividends	1,262	13,195	90,937	907,640
Shares Redeemed	(194,782)	(2,087,614)	(351,967)	(3,525,003)

Net Increase (Decrease)	(145,432)	(1,564,514)	(96,402)	(991,686)

Class R4
Shares Sold	41,055	$445,181	165,082	$1,648,529
Shares Issued for Reinvested Dividends	4,931	52,419	87,588	892,049
Shares Redeemed	(247,239)	(2,731,389)	(361,866)	(3,696,527)

Net Increase (Decrease)	(201,253)	(2,233,789)	(109,196)	(1,155,949)

Class R5
Shares Sold	34,019	$373,941	62,067	$638,518
Shares Issued for Reinvested Dividends	3,619	38,688	38,261	392,556
Shares Redeemed	(31,568)	(347,081)	(118,679)	(1,176,188)

Net Increase (Decrease)	6,070	65,548	(18,351)	(145,114)

Class F(1)
Shares Sold	903	$10,000	—	$—

Net Increase (Decrease)	903	10,000	—	—

Total Net Increase (Decrease)	(7,926,821)	$(86,119,247)	(5,540,824)	$(57,342,879)

(1)	Inception date of class was February 28, 2017.

189

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Moderate Allocation Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	926,346	$10,454,882	2,203,920	$23,641,178
Shares Issued for Reinvested Dividends	289,047	3,199,746	2,547,557	27,074,933
Shares Redeemed	(4,775,104)	(53,847,200)	(7,738,163)	(83,631,320)
Shares converted (from) Class B into Class A	44,208	502,642	158,056	1,681,715

Net Increase (Decrease)	(3,515,503)	(39,689,930)	(2,828,630)	(31,233,494)

Class B
Shares Sold	11,355	$123,479	12,039	$128,694
Shares Issued for Reinvested Dividends	—	—	74,188	775,594
Shares Redeemed	(228,251)	(2,535,188)	(624,688)	(6,579,239)
Shares converted (from) Class B into Class A	(45,001)	(502,642)	(160,794)	(1,681,715)

Net Increase (Decrease)	(261,897)	(2,914,351)	(699,255)	(7,356,666)

Class C
Shares Sold	184,487	$2,044,925	669,210	$7,078,379
Shares Issued for Reinvested Dividends	14,919	162,620	805,430	8,420,700
Shares Redeemed	(1,550,319)	(17,161,195)	(2,853,669)	(30,141,942)

Net Increase (Decrease)	(1,350,913)	(14,953,650)	(1,379,029)	(14,642,863)

Class I
Shares Sold	190,176	$2,153,519	279,536	$3,051,866
Shares Issued for Reinvested Dividends	7,762	86,081	55,100	587,276
Shares Redeemed	(218,406)	(2,460,626)	(383,787)	(4,154,194)

Net Increase (Decrease)	(20,468)	(221,026)	(49,151)	(515,052)

Class R3
Shares Sold	174,519	$1,972,827	263,313	$2,799,352
Shares Issued for Reinvested Dividends	12,756	139,292	154,880	1,624,152
Shares Redeemed	(282,346)	(3,129,411)	(495,407)	(5,316,058)

Net Increase (Decrease)	(95,071)	(1,017,292)	(77,214)	(892,554)

Class R4
Shares Sold	66,453	$751,390	176,453	$1,874,405
Shares Issued for Reinvested Dividends	6,163	68,158	57,050	606,241
Shares Redeemed	(117,288)	(1,316,056)	(296,619)	(3,158,989)

Net Increase (Decrease)	(44,672)	(496,508)	(63,116)	(678,343)

Class R5
Shares Sold	36,655	$416,404	84,307	$915,694
Shares Issued for Reinvested Dividends	7,340	81,472	51,001	544,028
Shares Redeemed	(42,634)	(482,595)	(230,674)	(2,473,550)

Net Increase (Decrease)	1,361	15,281	(95,366)	(1,013,828)

Class F(1)
Shares Sold	871	$10,000	—	$—
Net Increase (Decrease)	871	10,000	—	—

Total Net Increase (Decrease)	(5,286,292)	$(59,267,476)	(5,191,761)	$(56,332,800)

(1)	Inception date of class was February 28, 2017.

190

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Multi-Asset Income Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	124,842	$1,136,339	1,223,586	$10,612,812
Shares Issued for Reinvested Dividends	21,895	198,965	90,299	794,927
Shares Redeemed	(520,343)	(4,642,372)	(1,156,397)	(10,174,601)

Net Increase (Decrease)	(373,606)	(3,307,068)	157,488	1,233,138

Class C
Shares Sold	116,826	$1,063,596	94,044	$832,682
Shares Issued for Reinvested Dividends	8,837	80,297	20,733	183,060
Shares Redeemed	(67,447)	(621,355)	(83,772)	(742,075)

Net Increase (Decrease)	58,216	522,538	31,005	273,667

Class I
Shares Sold	80,725	$736,392	1,086,496	$9,597,284
Shares Issued for Reinvested Dividends	29,991	272,552	41,034	366,692
Shares Redeemed	(96,324)	(880,488)	(58,166)	(524,319)

Net Increase (Decrease)	14,392	128,456	1,069,364	9,439,657

Class R3
Shares Sold	—	$—	529	$4,800
Shares Issued for Reinvested Dividends	4,273	38,835	10,867	96,033

Net Increase (Decrease)	4,273	38,835	11,396	100,833

Class R4
Shares Issued for Reinvested Dividends	4,634	42,111	11,617	102,684

Net Increase (Decrease)	4,634	42,111	11,617	102,684

Class R5
Shares Issued for Reinvested Dividends	4,881	44,356	12,102	106,959

Net Increase (Decrease)	4,881	44,356	12,102	106,959

Class Y
Shares Sold	—	$—	2,821,404	$24,756,079
Shares Issued for Reinvested Dividends	81,165	736,653	253,260	2,245,484
Shares Redeemed	(817,062)	(7,560,266)	(10,980,863)	(96,292,208)

Net Increase (Decrease)	(735,897)	(6,823,613)	(7,906,199)	(69,290,645)

Class F(1)
Shares Sold	1,086	$10,000	—	$—
Shares Issued for Reinvested Dividends	8	73	—	—

Net Increase (Decrease)	1,094	10,073	—	—

Total Net Increase (Decrease)	(1,022,013)	$(9,344,312)	(6,613,227)	$(58,033,707)

(1)	Inception date of class was February 28, 2017.

12.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $375 million in the aggregate,

191

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended April 30, 2017, none of the Funds had borrowings under this facility.

13.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

14.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Recent Accounting Pronouncement:

In August 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. The guidance is effective

192

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is required to be presented for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

16.	Subsequent Events:

The Multi-Asset Income Fund filed a supplement to its prospectus, dated June 26, 2017, with the U.S. Securities and Exchange Commission that announced modifications effective July 1, 2017 to the Fund’s management fee rate and to certain expense reimbursement arrangements.

193

Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

194

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c) protection;

of Personal Information.

This notice describes how we collect, disclose, and

protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates, to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2017

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Hartford Balanced Fund, The Hartford Balanced Income Fund, The Hartford Global All-Asset Fund and Hartford Multi-Asset Income Fund are sub-advised by Wellington Management Company LLP (Wellington). HFD and HFMC are not affiliated with Wellington.

MFSAR-MS17 6/17    201779    Printed in U.S.A.

HARTFORDFUNDS

Our benchmark is the investor.®

Hartford Global Impact Fund

Semi-Annual Report

April 30, 2017 (Unaudited)

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing with Hartford Funds. We are pleased to present you with the Semi-Annual Report, which covers the period from February 28, 2017, the date on which the Hartford Global Impact Fund commenced operations, through April 30, 2017.

Market Review

With the exception of a brief dip ahead of the US presidential election in November, US stocks, as measured by the S&P 500 Index,1 kept an upward trajectory during the six months ended April 30, 2017. That positive momentum helped push the Index to a nearly 12% gain for 2016, and started 2017 off with just under a 7% return through April 30.

The primary driver of market progress during the period was the outcome of the presidential election. Markets viewed the incoming Trump administration as a positive for businesses and investors, and that optimism carried through past the inauguration. Positive job reports and a growing domestic economy reflected this optimism and have served as the basis of the US Federal Reserve’s continued interest-rate hike cycle that began in December 2015. At the time of this writing, consensus expectations were for a continued gradual rate-hike pace by the Federal Reserve, which should help markets better digest and account for such changes.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. Uncertainty surrounding potential policy changes by the Trump administration, other European elections, and Britain’s “Brexit” undertaking to leave the European Union could all influence markets or cause an uptick in volatility.

For this reason, we encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets with confidence. Regardless of the political environment, your advisor can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing with Hartford Funds. For the most up-to-date information on our mutual funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Global Impact Fund inception 02/28/2017

(advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”))	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Cumulative Total Returns (as of 4/30/17)

Since Inception[1]
Global Impact Fund A2	2.70%
Global Impact Fund A3	-2.95%
Global Impact Fund C2	2.50%
Global Impact Fund C3	1.50%
Global Impact Fund I2	2.70%
Global Impact Fund R3[2]	2.70%
Global Impact Fund R4[2]	2.70%
Global Impact Fund R5[2]	2.70%
Global Impact Fund R6[2]	2.70%
Global Impact Fund Y2	2.70%
Global Impact Fund F2	2.70%
MSCI All Country World Index (Net)	2.80%

[1]	Inception: 2/28/2017. Cumulative returns not annualized.
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from HFMC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

2

Hartford Global Impact Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Global Impact Class A	1.25%	1.74%
Global Impact Class C	2.00%	2.49%
Global Impact Class I	1.00%	1.39%
Global Impact Class R3	1.55%	1.96%
Global Impact Class R4	1.25%	1.66%
Global Impact Class R5	0.95%	1.36%
Global Impact Class R6	0.85%	1.25%
Global Impact Class Y	0.90%	1.30%
Global Impact Class F	0.85%	1.25%

*	Expenses as shown in the Fund’s most recent prospectus and are based on estimated amounts. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and F remain in effect until February 28, 2018. Expenses shown reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

3

Hartford Global Impact Fund

Fund Summary

April 30, 2017 (Unaudited)

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Small-cap securities can have greater risk and volatility than large-cap securities. Investing in companies that seek to address major social and environmental challenges may cause the Fund to forego certain investment opportunities and underperform funds that do not have a similar focus. By investing in cash and money market investments, the Fund may lose the benefit of market upswings. Because it invests in a master portfolio, the Fund is also subject to the risks related to a master-feeder structure.

The Fund invests all of its assets in the Global Impact Master Portfolio, the investment breakdown of which is shown below.

Composition by Sector in the Global Impact Master Portfolio

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.9%
Consumer Staples	3.6
Financials	2.4
Health Care	16.3
Industrials	19.1
Information Technology	19.1
Real Estate	3.3
Telecommunication Services	8.6
Utilities	13.7

Total	99.0%

Short-Term Investments	1.1
Other Assets & Liabilities	(0.1)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

Composition by Country in the Global Impact Master Portfolio

as of April 30, 2017

Country	Percentage of Net Assets
Australia	2.1%
Austria	1.0
Bangladesh	3.1
Botswana	2.4
Brazil	5.4
China	4.1
Denmark	1.8
France	2.4
Germany	1.6
Japan	1.3
Kenya	2.7
Luxembourg	2.8
South Africa	2.3
Spain	0.9
Taiwan	2.1
Thailand	3.3
United Kingdom	5.4
United States	54.3
Short-Term Investments	1.1
Other Assets & Liabilities	(0.1)

Total	100.0%

4

Hartford Global Impact Fund

Expense Example (Unaudited)

Your Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of February 28, 2017 (commencement of operations) through April 30, 2017, except as indicated below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund’s annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hartford Global Impact Fund(1) (2)

	Actual Return			Hypothetical (5% return before expenses)*
	Beginning Account Value February 28, 2017	Ending Account Value April 30, 2017	Expenses paid during the period February 28, 2017 through April 30, 2017(3)	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(4)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,027.00	$2.12	$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class C	$1,000.00	$1,025.00	$3.38	$1,000.00	$1,014.88	$9.99	2.00%	181	365
Class I	$1,000.00	$1,027.00	$1.47	$1,000.00	$1,020.48	$4.36	0.87%	181	365
Class R3	$1,000.00	$1,027.00	$2.22	$1,000.00	$1,018.30	$6.56	1.31%	181	365
Class R4	$1,000.00	$1,027.00	$1.88	$1,000.00	$1,019.29	$5.56	1.11%	181	365
Class R5	$1,000.00	$1,027.00	$1.61	$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class R6	$1,000.00	$1,027.00	$1.44	$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class Y	$1,000.00	$1,027.00	$1.47	$1,000.00	$1,020.48	$4.36	0.87%	181	365
Class F	$1,000.00	$1,027.00	$1.44	$1,000.00	$1,020.58	$4.26	0.85%	181	365

*	Please note that while the Fund commenced operations on February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Commenced operations on February 28, 2017.
(2)	Includes the Fund’s share of the Global Impact Master Portfolio’s allocated expenses.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.
(4)	Ratios do not include acquired fund fees and expenses.

5

Hartford Global Impact Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Market Value
AFFILIATED INVESTMENT COMPANIES - 100.1%
Domestic Equity Funds - 100.1%
Global Impact Master Portfolio	$2,534,274

Total Domestic Equity Funds (cost $2,506,977)	2,534,274

Total Affiliated Investment Companies (cost $2,506,977)	$2,534,274

Total investments (cost $2,506,977)	100.1%	$2,534,274
Other assets and liabilities	(0.1)%	(1,386)

Total net assets	100.0%	$2,532,888

Summary of the Master Portfolio’s Investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Investment Valuation Note).

The accompanying notes are an integral part of these financial statements.

6

Hartford Global Impact Fund

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Hartford Global Impact Fund
Assets:
Investments in Global Impact Master Portfolio (the “Master Portfolio”), at market value	$2,534,274
Receivables:
Other assets	7,138

Total assets	2,541,412

Liabilities:
Payables:
Transfer agent fees	28
Fund administration fees	3,342
Board of Directors’ fees	—
Distribution fees	8
Accrued expenses	5,146

Total liabilities	8,524

Net assets	$2,532,888

Summary of Net Assets:
Capital stock and paid-in-capital	$2,470,250
Undistributed (distributions in excess of) net investment income	7,733
Accumulated net realized gain (loss) from the Master Portfolio	27,608
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency from the Master Portfolio	27,297

Net assets	$2,532,888

Shares authorized	225,000,000

Par value	$0.0010

Class A: Net asset value per share	$10.27

Maximum offering price per share	$10.87

Shares outstanding	1,000

Net Assets	$10,267

Class C: Net asset value per share	$10.25

Shares outstanding	1,000

Net Assets	$10,254

Class I: Net asset value per share	$10.27

Shares outstanding	63,492

Net Assets	$652,279

Class R3: Net asset value per share	$10.27

Shares outstanding	1,000

Net Assets	$10,266

Class R4: Net asset value per share	$10.27

Shares outstanding	1,000

Net Assets	$10,269

Class R5: Net asset value per share	$10.27

Shares outstanding	1,000

Net Assets	$10,272

Class R6: Net asset value per share	$10.27

Shares outstanding	1,000

Net Assets	$10,274

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Impact Fund

Statement of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

Hartford Global Impact Fund
Class Y: Net asset value per share	$10.27

Shares outstanding	30,557

Net Assets	$313,909

Class F: Net asset value per share	$10.27

Shares outstanding	146,500

Net Assets	$1,505,098

Cost of investments in the Master Portfolio	$2,506,977

The accompanying notes are an integral part of these financial statements.

8

Hartford Global Impact Fund

Statement of Operations

For the Period Ended April 30, 2017 (Unaudited)

Hartford Global Impact Fund(1)
Investment Income:
Dividends allocated from the Master Portfolio	$11,949
Interest allocated from the Master Portfolio	125
Less: Foreign tax withheld allocated from the Master Portfolio	(1,115)
Expenses allocated from the Master Portfolio	(12,264)

Total investment income allocated from the Master Portfolio	(1,305)

Expenses:
Administrative services fees
Class R3	3
Class R4	2
Class R5	2
Transfer agent fees
Class A	36
Class C	6
Class I	12
Class R3	—
Class R4	—
Class R5	—
Class R6	—
Class Y	—
Class F	—
Distribution fees
Class A	4
Class C	17
Class R3	8
Class R4	4
Registration and filing fees	25,887
Accounting services fees	2,006
Fund administration fees	3,342
Board of Directors’ fees	—
Audit fees	10,208
Other expenses	4,337

Total expenses (before waivers and fees paid indirectly)	45,874
Expense waivers	(54,872)
Transfer agent fee waivers	(32)
Distribution fees reimbursements	(8)

Total waivers and fees paid indirectly	(54,912)

Total expenses, net	(9,038)

Net Investment Income (Loss)	7,733

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments allocated from the Master Portfolio	28,410
Net realized gain (loss) on other foreign currency transactions allocated from the Master Portfolio	(802)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	27,608

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments allocated from the Master Portfolio	30,007
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies allocated from the Master Portfolio	(2,710)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	27,297

Net Gain (Loss) on Investments and Foreign Currency Transactions	54,905

Net Increase (Decrease) in Net Assets Resulting from Operations	$62,638

(1)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

9

Hartford Global Impact Fund

Statement of Changes in Net Assets

For the Period Ended April 30, 2017(1) (Unaudited)
Operations:
Net investment income (loss)	$7,733
Net realized gain (loss) on investments and foreign currency transactions	27,608
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	27,297

Net Increase (Decrease) in Net Assets Resulting from Operations	62,638

Capital Share Transactions:
Sold	2,470,330
Redeemed	(80)

Net increase from capital share transactions	2,470,250

Net Increase (Decrease) in Net Assets	2,532,888

Net Assets:
Beginning of period	—

End of period	$2,532,888

Undistributed (distributions in excess of) net investment income	$7,733

(1)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

10

Hartford Global Impact Fund

Financial Highlights

	— Selected Per-Share Data(1) —							— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjustments(3)(4)		Ratio of Expenses to Average Net Assets After Adjustments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)		Portfolio Turnover of the Master Portfolio
Hartford Global Impact Fund
For the Period Ended April 30, 2017 (Unaudited)(5)
A	$10.00	$0.03	$0.24	$0.27	$10.27	2.70	%(6)	$10	18.01	%(7)	1.25	%(7)	1.72	%(7)	11%
C	10.00	0.02	0.23	0.25	10.25	2.50	(6)	10	16.98	(7)	2.00	(7)	0.89	(7)	11
I	10.00	0.03	0.24	0.27	10.27	2.70	(6)	652	15.63	(7)	0.87	(7)	2.02	(7)	11
R3	10.00	0.03	0.24	0.27	10.27	2.70	(6)	10	16.32	(7)	1.31	(7)	1.55	(7)	11
R4	10.00	0.03	0.24	0.27	10.27	2.70	(6)	10	16.02	(7)	1.11	(7)	1.84	(7)	11
R5	10.00	0.03	0.24	0.27	10.27	2.70	(6)	10	15.72	(7)	0.95	(7)	1.96	(7)	11
R6	10.00	0.04	0.23	0.27	10.27	2.70	(6)	10	15.62	(7)	0.85	(7)	2.14	(7)	11
Y	10.00	0.07	0.20	0.27	10.27	2.70	(6)	314	15.14	(7)	0.87	(7)	4.03	(7)	11
F	10.00	0.03	0.24	0.27	10.27	2.70	(6)	1,505	15.62	(7)	0.85	(7)	2.04	(7)	11

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Includes the Fund’s share of the Master Portfolio’s allocated expenses.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Commenced operations on February 28, 2017.
(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

11

Hartford Global Impact Fund

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.	Organization:

Hartford Global Impact Fund (the “Fund”) is a series of The Hartford Mutual Funds, Inc. (the “Company”). The Company is an open-end registered management investment company comprised of forty-four series as of April 30, 2017.

The Fund operates as a “feeder fund,” which means it invests all of its investable assets in the Global Impact Master Portfolio (the “Master Portfolio”). As of April 30, 2017, the Fund owned approximately 96.1% of the Master Portfolio. The Master Portfolio is a series of Hartford Funds Master Fund. The Fund has the same investment objective and limitations as the Master Portfolio in which it invests. The Fund does not buy investment securities directly. The Master Portfolio, on the other hand, invests directly in portfolio securities. The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The assets of the Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified open-end management investment company. The Fund applies specialized accounting and reporting under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

The Fund offers Class A, Class T, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. As of April 30, 2017, Class T shares have not commenced operations. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, R6, Y and F shares are sold without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Investment Valuation – Investment in the Master Portfolio is valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which is also valued daily. Valuation of the securities held by the Master Portfolio is discussed in the notes to the Master Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Master Portfolio’s Investment portfolio.

b)	Determination of Net Asset Value – The per share net asset value (“NAV”) of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

c)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of the Fund by dividing the net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

12

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

3.	Principal Risks:

Because the Fund invests in the Master Portfolio, the Fund is also subject to risks related to the master-feeder structure. Other “feeder” funds may also invest in the Master Portfolio. As shareholders of the Master Portfolio, feeder funds, including the Fund, vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership of the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder fund shareholders, including the Fund.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Certain investments held by the Master Portfolio expose the Master Portfolio to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. The Master Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Master Portfolio has unsettled or open transactions will default.

13

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

A non-accredited investor may not directly purchase an interest in the Master Portfolio, but instead may purchase shares in one or more investment companies that invest all of their assets in the Master Portfolio (each, a “feeder fund”). Therefore, the Master Portfolio is also subject to risks related to the master-feeder structure. As shareholders of the Master Portfolio, feeder funds vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership in the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by one feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder funds.

4.	Federal Income Taxes:

a)	The Fund intends to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders. The Fund intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2017. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

5.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as the Fund’s investment manager. The Company, on behalf of the Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for the Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the fund. Wellington Management Company LLP (“Wellington Management”) serves as the Master Portfolio’s sub-adviser and performs daily investment of the assets for the Master Portfolio.

The Fund has a management fee rate of 0% so long as the Fund invests all (or substantially all) of its assets in the Master Portfolio under a master-feeder structure, pursuant to the investment advisory agreement. If, or to the extent, that the Fund were to no longer invest all (or substantially all) of its assets in the Master Portfolio, the Fund management fee rate would be as follows:

Management Fee Rate
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

The Master Portfolio pays a monthly management fee to HFMC as set forth below:

Management Fee Rate
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives a flat fee of $52,000 per year.

14

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2017, HFMC contractually limited the total operating expenses of the Fund (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 28, 2018 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	1.25%	2.00%	1.00%	1.55%	1.25%	0.95%	0.85%	0.90%	0.85%

d)	Fees Paid Indirectly – The Fund has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the period ended April 30, 2017, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	1.25%	2.00%	0.87%	1.31%	1.11%	0.95%	0.85%	0.87%	0.85%

e)	Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. For the period ended April 30, 2017, HFD did not receive front-end sales charges or contingent deferred sales charges for the Fund.

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2017, Class T shares have not commenced operations. Pursuant to the Class C Plan, the Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, the Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. The Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine.

f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the period ended April 30, 2017, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to the Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Hartford Global Impact Fund	$4

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of average daily net assets

15

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

per fiscal year for each class. HASCO has contractually agreed to reimburse all transfer agency fees for Class R6 and F shares until February 28, 2018. Any transfer agency fee reimbursement is determined before considering the contractual operating expense limitation. For providing such services, HASCO is compensated on a per account basis that varies by account type, except with respect to Class Y, for which it is compensated based on average daily net assets, subject to a cap. At a special meeting of the Board held on January 11, 2017, the Board approved the removal of the cap on the transfer agency fees for Class Y shares to be effective May 1, 2017. Pursuant to a sub-transfer agency agreement between HASCO and Boston Financial Data Services, Inc. (“BFDS”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to BFDS. The costs and expenses of such delegation are borne by HASCO, not by the Fund. The amount paid to HASCO can be found in the Statements of Operations. These fees are accrued daily and paid monthly.

For the period ended April 30, 2017, the rate of compensation paid to HASCO for transfer agency services as a percentage of the Fund’s average daily net assets as follows:

Fund	Percent of Average Daily Net Assets
Hartford Global Impact Fund	0.01%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

6.	Affiliate Holdings:

As of April 30, 2017, affiliates of The Hartford had ownership of shares in the Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	100%	100%	73%	100%	100%	100%	100%	3%	32%

Percentage of Fund by Class:

Fund	Class A		Class C		Class I	Class R3		Class R4		Class R5		Class R6		Class Y		Class F
Percentage of Fund:
Hartford Global Impact Fund	—	%*	—	%*	19%	—	%*	—	%*	—	%*	—	%*	—	%*	19%

*	Percentage rounds to zero.

7.	Security Transactions and Income Recognition:

Securities transactions are recorded on a trade date basis in the Master Portfolio. Realized gains or losses in the Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily based on the effective interest method by the Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in the Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in the Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

The Fund records daily its proportionate share of the Master Portfolio’s interest and dividend income, expenses and realized and unrealized gains or losses.

16

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

8.	Capital Share Transactions:

The following information is for the period ended April 30, 2017:

Hartford Global Impact Fund
	For the Period Ended April 30, 2017(1)
	Shares	Amount
Class A
Shares Sold	1,001	$10,010
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	1,000	10,000

Class C
Shares Sold	1,001	$10,010
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	1,000	10,000

Class I
Shares Sold	63,493	$635,260
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	63,492	635,250

Class R3
Shares Sold	1,001	$10,010
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	1,000	10,000

Class R4
Shares Sold	1,001	$10,010
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	1,000	10,000

Class R5
Shares Sold	1,001	$10,010
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	1,000	10,000

Class R6
Shares Sold	1,001	$10,010
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	1,000	10,000

Class Y
Shares Sold	30,558	$310,010
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	30,557	310,000

Class F
Shares Sold	146,500	$1,465,000

Net Increase (Decrease)	146,500	1,465,000

Total Net Increase (Decrease)	246,549	$2,470,250

(1)	Commenced operations on February 28, 2017.

17

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

9.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Fund because the Fund is not party to the suit.

10.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	Recent Accounting Pronouncement:

In August 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions, and, separately identifiable cash flows and application of the predominance principle. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Fund’s financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash

18

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is required to be presented for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Fund’s financial statements.

12.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require adjustment to or disclosure in this financial statement.

19

Hartford Global Impact Fund

Approval of Investment Management Agreement

The Hartford Mutual Funds, Inc.

Hartford Global Impact Fund

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), initially approve, and annually review and consider the continuation of, the mutual fund’s investment advisory agreement. At its meeting held on November 2-3, 2016, the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc., including each of the Independent Directors, unanimously voted to approve for an initial two-year period an investment management agreement (the “Agreement”) for Hartford Global Impact Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC” or the “Adviser”).

Prior to approving the Agreement, the Board requested, received and reviewed written responses from the Adviser to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses (the “Adviser Materials”). The information provided and presentations made to the Board included both the Fund and the Global Impact Master Portfolio (the “Master Portfolio”), a series of Hartford Funds Master Fund. In addition, the Board and its Investment Committee received presentations from representatives of the Adviser regarding the Fund and its investment strategy at meetings held on August 2-3, 2016 and November 2-3, 2016. In evaluating the Agreement, the Board noted that the Fund would operate under a “master-feeder” structure whereby, as a feeder fund that would invest all of its assets in the Master Portfolio, the Fund would have the same investment objective and policies as the Master Portfolio. The Board considered that HFMC would serve as investment adviser to each of the Fund and Master Portfolio and that Wellington Management Company LLP would serve as the investment sub-adviser to the Master Portfolio.

In determining whether to approve the Agreement for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreement was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreement. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreement and, throughout the evaluation process, the Board was assisted by counsel for the Fund. The Independent Directors were also separately assisted by independent legal counsel. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreement is provided below.

Nature, Extent and Quality of Services to be Provided by the Adviser

The Board requested and considered information concerning the nature, extent and quality of the services to be provided to the Fund by the Adviser. The Board considered, among other things, the terms of the Agreement and the range of services to be provided by the Adviser. The Board considered that, because of the master-feeder structure, the portfolio management services to be provided by the Adviser to the Fund are limited to selecting the Master Portfolio, investing the Fund’s assets in the Master Portfolio, and monitoring the Master Portfolio’s performance as an investment for the Fund. The Board considered the Adviser’s organizational structure, systems and personnel. The Board also considered the Adviser’s reputation and overall financial strength and the Board’s past experience with the Adviser with respect to the services it provides to other Hartford Funds. The Board also considered the possibility that, at some point in the future, the Adviser may recommend the withdrawal of the Fund from the master-feeder structure and the management of the Fund’s assets directly or through a sub-adviser.

With respect to HFMC, the Board noted that, under the Agreement, HFMC would be responsible for the management of the Fund, including oversight of fund operations and service providers. The Board also noted that HFMC would provide administrative services to the Fund. The Board considered the proposed services to be provided by HFMC and, in its consideration of these services, the Board noted HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each of the Hartford Fund’s portfolio management team, and oversight of the portfolio managers to the Hartford Funds. The Board considered that HFMC would oversee the approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered that HFMC would oversee compliance with the Fund’s objective and policies as well as with applicable laws and regulations. In addition, the Board considered that HFMC or its affiliates would be responsible for providing the Fund’s officers.

The Board also considered information previously provided by the Adviser regarding its compliance policies and procedures and compliance history, and received a representation from HFMC that the written compliance policies and procedures of HFMC are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered HFMC’s representation that it did not anticipate making any material changes to HFMC’s and the Hartford Funds’ compliance program as a result of the addition of the Fund, other than certain changes designed to address the master-feeder structure.

20

Hartford Global Impact Fund

Approval of Investment Management Agreement – (continued)

In considering this information, the Board evaluated not only the information presented to the Board and the Investment Committee in connection with its consideration of the Agreement, but also the Board’s experience through past interactions with HFMC. Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by HFMC.

Performance of the Fund

The Board considered that the Fund is newly formed and did not have a prior performance record but noted that the performance of the Fund would be based on the performance of the Master Portfolio. To that end, the Board considered the investment performance of the Master Portfolio’s sub-adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Master Portfolio’s portfolio managers, composite performance data showing the portfolio management team’s capabilities in managing the sub-adviser’s Global Impact strategy, noting that the sub-adviser did not currently manage a registered investment company that uses an investment strategy substantially similar to that proposed for the Master Portfolio but does manage other accounts that have a substantially similar principal investment strategy. The Board also considered information comparing the composite performance data to the Fund’s and Master Portfolio’s proposed benchmark and an appropriate group of peer funds.

Based on these considerations, the Board concluded that the Fund has the capability of providing satisfactory investment performance.

Costs of the Services and Profitability of the Adviser

In considering the proposed advisory fee schedule for the Fund, the Board reviewed information regarding HFMC’s estimated costs to provide investment management and related services to the Fund and the estimated profitability to HFMC and its affiliates from all services to be provided to the Fund and the Master Portfolio and all aspects of their relationships with the Fund and the Master Portfolio. In connection with these considerations, the Board took account of the fact that the Fund would not directly pay a management fee with respect to any period in which the only investment security held by the Fund is that of the Master Portfolio, and that, as a result, as long as the Fund continues to invest solely in the Master Portfolio under a master-feeder structure, investors in the Fund would incur a single fee for management services provided by HFMC to the Fund and the Master Portfolio (such management fee structure is hereinafter referred to as the “Single Management Fee Structure”). The Board noted that to the extent the Fund were to no longer invest all of its assets in the Master Portfolio, the Fund would pay HFMC a management fee in accordance with the advisory fee schedule presented at the meeting. In evaluating HFMC’s estimated profitability, the Board also considered HFMC’s representation that the level of estimated profitability of the Fund, taking into consideration the revenue and expenses of the Fund and the Fund’s share of the expenses of the Master Portfolio, was fair and reasonable based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability of the Fund to HFMC as a result of the Fund’s investment in the Master Portfolio would depend on the growth of assets under management.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Adviser and its affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services to be Provided by the Adviser

The Board considered comparative information with respect to the management fees to be paid by the Fund to HFMC and the expected total expense ratios of the Fund. The Board noted that the Fund bears its share of the fees and expenses of the Master Portfolio, including the Master Portfolio’s management fees. The Board also noted that the advisory fee schedule for the Master Portfolio is identical to that of the Fund, except that the Fund would not directly pay a management fee to HFMC for any period in which the Fund only holds securities of the Master Portfolio. The Board requested and reviewed information from HFMC relating to the proposed management fees under the Single Management Fee Structure and total operating expenses for the Fund. The Board also reviewed information comparing the Fund’s proposed management fees under the Single Management Fee Structure and total expenses relative to a peer group of funds (“Peer Group”) derived from information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, in conjunction with input from an independent financial services consultant engaged by the Board. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. The Board also considered that HFMC had contractually agreed to limit the expenses for the Fund’s Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, and Class Y shares to 1.25%, 2.00%, 1.00%, 1.55%, 1.25%, 0.95%, 0.85%, and 0.90%, respectively, each through February 28, 2018, with each such arrangement automatically renewing on an annual basis unless HFMC provides written notice of termination prior to the start of the next term or upon approval of the Board.

In considering the reasonableness of the Fund’s management fees and total expense ratios, the Board considered that, according to the information provided by Broadridge, the Fund’s proposed weighted management fees under the Single Management Fee Structure were below

21

Hartford Global Impact Fund

Approval of Investment Management Agreement – (continued)

the Broadridge Peer Group average and median for all asset levels. The Board further considered that the Fund’s proposed weighted management fees under the Single Management Fee Structure fell within the 1st or 2nd quintile for all asset levels. The Board also considered that the Fund’s estimated total expenses, less Rule 12b-1 fees, were below the Broadridge Peer Group average and median and fell within the 2nd quintile.

Based on these considerations, the Board concluded that the Fund’s proposed fees and estimated total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services to be provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as the Fund grows and whether the Fund’s corresponding fee levels reflect these economies of scale for the benefit of the Fund’s future shareholders. The Board reviewed the breakpoints in the proposed management fee schedule for the Fund, which would, during any period in which the Fund directly paid a management fee to HFMC, reduce fee rates as Fund assets grow over time. The Board also considered that the Fund would invest all of its assets in the Master Portfolio. The Board considered the potential conflicts that may arise if an additional feeder fund invests in the same Master Portfolio, including the competition for assets from investors. The Board noted that growth in the other feeder fund assets and corresponding improvement in the Master Portfolio’s economies of scale may reduce the fees and expenses of the Fund. The Board also considered the Single Management Fee Structure and reviewed the breakpoints in the proposed management fee schedule for the Master Portfolio, which would reduce certain expenses of the Fund as the Master Portfolio’s assets grow over time. The Board considered HFMC’s representation that the Fund could be expected to achieve some economies of scale as assets in the Fund grow. The Board recognized that a fund with assets beyond the highest breakpoint level would continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also considered that expense limitations that reduce the Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if Fund assets decline. The Board recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board also considered that HFMC has been active in managing expenses for the Hartford Funds. In addition, the Board considered that initially setting competitive fee rates and pricing the Fund to scale at inception are other means of sharing potential economies of scale with shareholders.

The Board also considered how any benefits from economies of scale would be realized by the various parties. The Board reviewed relevant information included in the Adviser Materials regarding comparative breakpoint information for other funds in the Fund’s Broadridge Peer Group. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s future shareholders. The Board noted, however, that it would review future growth in the Fund’s assets and the appropriateness of the breakpoints as part of its future annual review of the Agreement.

Other Benefits

The Board considered other benefits to the Adviser and its affiliates from their relationships with the Fund.

The Board noted that HFMC would receive fees for fund accounting and related services from the Fund. The Board also considered that Hartford Administrative Services Company, the Fund’s transfer agent and an affiliate of HFMC, would receive transfer agency compensation from the Fund.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, would serve as principal underwriter of the Fund. As principal underwriter, HFD would receive distribution and service fees from the Fund and would receive all or a portion of the sales charges on sales or redemptions of certain classes of shares.

The Board considered the benefits to the Fund’s future shareholders of being part of the Hartford Funds family of funds, including the right to exchange investments between the same class of funds without a sales charge (except for Class T Shares, which do not have exchange privileges), the ability to reinvest Fund dividends into other funds in the family with respect to certain classes, and the ability to combine holdings in certain shares classes of the Fund with holdings in certain share classes of the other funds to obtain a reduced sales charge for Class A Shares. The Board considered HFMC’s efforts to provide investors in the fund family with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in initiating new funds to expand these opportunities for shareholders.

* * * *

22

Hartford Global Impact Fund

Approval of Investment Management Agreement – (continued)

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreement. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

23

Global Impact Master Portfolio

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Australia - 2.1%
4,360	Seek Ltd.	$55,539

	Austria - 1.0%
1,225	Zumtobel Group AG	25,509

	Bangladesh - 3.1%
20,285	GrameenPhone Ltd.	81,819

	Botswana - 2.4%
291,055	Letshego Holdings Ltd.	63,540

	Brazil - 5.4%
17,325	Kroton Educacional S.A.	81,602
12,305	MRV Engenharia e Participacoes S.A.	61,795

		143,397

	China - 4.1%
219,995	CT Environmental Group Ltd.	40,985
153,185	Huaneng Renewables Corp. Ltd. Class H	53,473
24,680	Luye Pharma Group Ltd.	14,906

		109,364

	Denmark - 1.8%
550	Vestas Wind Systems A/S	47,326

	France - 2.4%
3,320	Veolia Environnement S.A.	63,181

	Germany - 1.6%
1,180	Innogy SE(1)	43,381

	Japan - 1.3%
375	Eisai Co., Ltd.	19,717
700	Ono Pharmaceutical Co., Ltd.	14,439

		34,156

	Kenya - 2.7%
376,115	Safaricom Ltd.	70,157

	Luxembourg - 2.8%
1,345	Millicom International Cellular S.A.	73,696

	South Africa - 2.3%
5,540	Net 1 UEPS Technologies, Inc.*	59,998

	Spain - 0.9%
275	Acciona S.A.	22,688

	Taiwan - 2.1%
7,920	Tung Thih Electronic Co., Ltd.	54,265

	Thailand - 3.3%
176,335	LPN Development PCL	59,573
40,410	Supalai PCL	28,739

		88,312

	United Kingdom - 5.4%
3,060	Genus plc	67,971
995	Hikma Pharmaceuticals plc	24,966
11,335	PureCircle Ltd.*	48,447

		141,384

	United States - 54.3%
245	Acuity Brands, Inc.	43,145
795	Aduro Biotech, Inc.*	7,672
2,328	Advanced Drainage Systems, Inc.	53,660
175	Agios Pharmaceuticals, Inc.*	8,699
495	Aimmune Therapeutics, Inc.*	9,623
445	Alder Biopharmaceuticals, Inc.*	8,922
180	Alkermes plc*	10,485

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	United States - 54.3% - (continued)
50	Alnylam Pharmaceuticals, Inc.*	$2,680
220	athenahealth, Inc.*	21,562
1,945	Avangrid, Inc.	84,607
700	Blackbaud, Inc.	56,287
1,040	Bright Horizons Family Solutions, Inc.*	79,165
495	Clean Harbors, Inc.*	28,764
5,130	Covanta Holding Corp.	74,642
960	First Solar, Inc.*	28,368
315	Five Prime Therapeutics, Inc.*	10,981
270	Global Blood Therapeutics, Inc.*	7,817
145	Illumina, Inc.*	26,805
1,299	Itron, Inc.*	84,240
1,110	Johnson Controls International plc	46,143
1,820	Laureate Education, Inc. Class A*	25,134
625	MyoKardia, Inc.*	8,156
150	Neurocrine Biosciences, Inc.*	8,010
2,460	Pattern Energy Group, Inc.	54,169
680	Proofpoint, Inc.*	51,252
3,270	Silver Spring Networks, Inc.*	37,311
2,175	Sprouts Farmers Market, Inc.*	48,524
4,050	Square, Inc. Class A*	73,872
2,175	Stratasys Ltd.*	53,853
1,170	Teladoc, Inc.*	29,016
115	Tesla, Inc.*	36,118
185	Thermo Fisher Scientific, Inc.	30,586
2,245	Trevena, Inc.*	7,341
1,150	Ubiquiti Networks, Inc.*	59,248
645	Watts Water Technologies, Inc. Class A	40,119
1,750	Xylem, Inc.	89,967
1,535	Zoetis, Inc.	86,129

		1,433,072

	Total Common Stocks (cost $2,578,816)	$2,610,784

	Total Long-Term Investments (cost $2,578,816)	$2,610,784

SHORT-TERM INVESTMENTS - 1.1%
	Other Investment Pools & Funds - 1.1%
29,134	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$29,134

	Total Short-Term Investments (cost $29,134)	$29,134

Total Investments (cost $2,607,950)^	100.1%	$2,639,918
Other Assets and Liabilities	(0.1)%	(3,376)

Total Net Assets	100.0%	$2,636,542

The accompanying notes are an integral part of these financial statements.

24

Global Impact Master Portfolio

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$111,256
Unrealized Depreciation	(79,288)

Net Unrealized Appreciation	$31,968

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At April 30, 2017, the value of this security was $43,381, which represented 1.6% of total net assets.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Buy	05/31/17	CBK	$117,414	$117,830	$416
EUR	Sell	05/31/17	DEUT	115,706	$117,830	(2,124)
JPY	Buy	05/31/17	DEUT	115,780	113,329	(2,451)
JPY	Sell	05/31/17	CBK	114,882	113,329	1,553

Total						$(2,606)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen

The accompanying notes are an integral part of these financial statements.

25

Global Impact Master Portfolio

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Portfolio’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$90,383	$36,118	$54,265	$—
Capital Goods	345,869	273,034	72,835	—
Commercial & Professional Services	158,945	103,406	55,539	—
Consumer Durables & Apparel	61,795	61,795	—	—
Consumer Services	185,901	185,901	—	—
Diversified Financials	63,540	63,540	—	—
Food & Staples Retailing	48,524	48,524	—	—
Food, Beverage & Tobacco	48,447	48,447	—	—
Health Care Equipment & Services	50,578	50,578	—	—
Pharmaceuticals, Biotechnology & Life Sciences	375,905	301,877	74,028	—
Real Estate	88,312	36,553	51,759	—
Semiconductors & Semiconductor Equipment	28,368	28,368	—	—
Software & Services	278,720	278,720	—	—
Technology Hardware & Equipment	197,341	197,341	—	—
Telecommunication Services	225,672	151,976	73,696	—
Utilities	362,484	182,157	180,327	—
Short-Term Investments	29,134	29,134	—	—
Foreign Currency Contracts(2)	1,969	—	1,969	—

Total	$2,641,887	$2,077,469	$564,418	$—

Liabilities
Foreign Currency Contracts(2)	$(4,575)	$—	$(4,575)	$—

Total	$(4,575)	$—	$(4,575)	$—

(1)	For the period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

26

Global Impact Master Portfolio

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Global Impact Master Portfolio
Assets:
Investments in securities, at market value	$2,639,918
Unrealized appreciation on foreign currency contracts	1,969
Receivables:
Investment securities sold	17,542
Dividends and interest	1,069

Total assets	2,660,498

Liabilities:
Unrealized depreciation on foreign currency contracts	4,575
Bank overdraft - foreign cash	13,726
Payables:
Investment management fees	1,472
Board of Trustees’ fees	1
Foreign taxes	758
Accrued expenses	3,424

Total liabilities	23,956

Net assets	$2,636,542

Cost of investments	$2,607,950
Cost of bank overdraft - foreign cash	$13,726

The accompanying notes are an integral part of these financial statements.

27

Global Impact Master Portfolio

Statement of Operations

For the Period Ended April 30, 2017 (Unaudited)

Global Impact Master Portfolio(1)
Investment Income:
Dividends	$12,478
Interest	130
Less: Foreign tax withheld	(1,162)

Total investment income, net	11,446

Expenses:
Investment management fees	2,880
Custodian fees	782
Accounting services fees	69
Trustees expenses	10
Audit fees	747
Other expenses	8,356

Total expenses (before waivers)	12,844

Total expenses, net	12,844

Net Investment Income (Loss)	(1,398)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	29,714
Net realized gain (loss) on other foreign currency transactions	(839)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	28,875

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	31,210
Net unrealized appreciation (depreciation) of foreign currency contracts	(2,606)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(213)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	28,391

Net Gain (Loss) on Investments and Foreign Currency Transactions	57,266

Net Increase (Decrease) in Net Assets Resulting from Operations	$55,868

(1)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

28

Global Impact Master Portfolio

Statement of Changes in Net Assets

For the Period Ended April 30, 2017 (Unaudited)(1)
Operations:
Net investment income (loss)	$(1,398)
Net realized gain (loss) on investments and foreign currency transactions	28,875
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	28,391

Net Increase (Decrease) in Net Assets Resulting from Operations	55,868

Capital Transactions:
Contributions	2,580,674

Net increase from capital share transactions	2,580,674

Net Increase (Decrease) in Net Assets	2,636,542

Net Assets:
Beginning of period	—

End of period	$2,636,542

(1)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

29

Global Impact Master Portfolio

Financial Highlights

		— Ratios and Supplemental Data —
Total Return(1)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjustments(2)		Ratio of Expenses to Average Net Assets After Adjustments(2)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Global Impact Master Portfolio
For the Period Ended April 30, 2017 (Unaudited)(3)
2.16	%(4)	$2,637	3.37	%(5)	3.37	%(5)	(0.37	)%(5)	11%

(1)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(3)	Commenced operations on February 28, 2017.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

30

Global Impact Master Portfolio

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.	Organization:

Global Impact Master Portfolio (the “Master Portfolio”), a series of the Hartford Funds Master Fund (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on October 25, 2016. The offering of the Master Portfolio’s shares are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Beneficial interests in the Master Portfolio are not registered under the Securities Act of 1933, as amended (the “1933 Act”), because such interests are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Investments in the Master Portfolio may only be made by “accredited investors” within the meaning of Regulation D under the 1933 Act.

The Master Portfolio is a diversified open-end management investment company and applies the specialized accounting and reporting requirements under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Master Portfolio operates as a “Master Fund” in a master/feeder structure which enables the feeder funds to pool their assets with other investors in the Master Portfolio, if any.

As of April 30, 2017, the Master Portfolio has an affiliated fund, Hartford Global Impact Fund (the “Feeder Fund”), with a significant ownership percentage of the Master Portfolio’s net assets. In addition to the Feeder Fund, as of April 30, 2017, seed capital was invested in the Master Portfolio by Hartford Funds Management Company, LLC (“HFMC”). Investment activities of the Feeder Fund could have a material impact on the Master Portfolio. As of April 30, 2017, the Feeder Fund and HFMC owned approximately 96.1% and 3.9%, respectively, of the Master Portfolio.

The Master Portfolio commenced operations on February 28, 2017.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Master Portfolio used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of the Master Portfolio’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Master Portfolio after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of the Master Portfolio, portfolio securities and other assets held in the Master Portfolio’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Master Portfolio will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Master Portfolio’s portfolio holdings or assets.

In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchange or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available.

In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees of the Trust in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Master Portfolio. The value of the foreign securities or other instruments in which the Master Portfolio invests may change on days when a shareholder will not be able to purchase or redeem shares of the Master Portfolio. Fair value pricing is subjective in nature and the use of fair value pricing by the Master Portfolio may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded.

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Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

There can be no assurance that the Master Portfolio could obtain the fair value assigned to an investment if the Master Portfolio were to sell the investment at approximately the time at which the Master Portfolio determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange traded derivatives and centrally cleared swaps held by the Master Portfolio are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Trust’s Board of Trustees. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Master Portfolio may use fair valuation in regard to fixed income positions when the Master Portfolio holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Master Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Master Portfolio.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined as of the NYSE Close on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Trust’s Board of Trustees.

U.S. GAAP defines fair value as the price that the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Master Portfolio’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

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Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees of the Trust generally reviews and approves the “Procedures for Valuation of Master Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Trust’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Master Portfolio’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees of the Trust. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Trustees of the Trust then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Master Portfolio’s Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Master Portfolio will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

The Master Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Master Portfolio.

d)	Taxes – The Master Portfolio may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Master Portfolio invests. The amount of foreign tax expense is included on the accompanying Statement of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Master Portfolio does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

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Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – The Master Portfolio may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)	Master Portfolio Share Valuation – Orders for the Master Portfolio’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Master Portfolio’s shares is determined as of the close of business on each business day of the Exchange (See Note 2(a)). The NAV is determined by dividing the Master Portfolio’s net assets by the number of shares outstanding.

Orders for the purchase of the Master Portfolio’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Master Portfolio is not open for business, are priced at the next determined NAV.

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – The Master Portfolio is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Master Portfolio’s NAV. The Master Portfolio may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Master Portfolio’s NAV. The Master Portfolio may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Trust’s Board of Trustees. See the Master Portfolio’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2017.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Master Portfolio uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Master Portfolio’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Master Portfolio may enter into foreign currency contracts that obligate the Master Portfolio to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of the Master Portfolio’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Master Portfolio as an unrealized gain or loss. The Master Portfolio will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, the Master Portfolio may be required to post margin equal to its outstanding exposure thereunder.

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Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

b)	Additional Derivative Instrument Information:

Global Impact Master Portfolio

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$1,969	$—	$—	$—	$—	$1,969

Total	$—	$1,969	$—	$—	$—	$—	$1,969

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$4,575	$—	$—	$—	$—	$4,575

Total	$—	$4,575	$—	$—	$—	$—	$4,575

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(2,606)	$—	$—	$—	$—	$(2,606)

Total	$—	$(2,606)	$—	$—	$—	$—	$(2,606)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$233,195
Foreign Currency Contracts Sold	$230,588

c)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Master Portfolio’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Master Portfolio, or liabilities or payment obligations of the clearing brokers to the Master Portfolio, against any liabilities or payment obligations of the Master Portfolio to the clearing brokers. The Master Portfolio is required to deposit financial collateral (including cash collateral) at the Master Portfolio’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Master Portfolio’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statement of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Master Portfolio as of April 30, 2017:

Global Impact Master Portfolio

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,969	$(4,575)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,969	(4,575)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,969	$(4,575)

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Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Global Impact Master Portfolio

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$1,969	$—	$—	$—	$1,969

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$(4,575)	$—	$—	$—	$(4,575)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

The Master Portfolio’s investments expose it to various types of risks associated with financial instruments and the markets. The Master Portfolio may be exposed to the risks described below. The Master Portfolio’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Certain investments held by the Master Portfolio expose the Master Portfolio to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

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Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. The Master Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Master Portfolio has unsettled or open transactions will default.

A non-accredited investor may not directly purchase an interest in the Master Portfolio, but instead may purchase shares in one or more investment companies that invest all of their assets in the Master Portfolio (each, a “feeder fund”). Therefore, the Master Portfolio is also subject to risks related to the master-feeder structure. As shareholders of the Master Portfolio, feeder funds vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership in the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by one feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder funds.

6.	Federal Income Taxes:

The Master Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

Any income, realized and unrealized gain or loss is deemed to pass down to the feeder funds and other investors in the Master Portfolio, if any, daily.

7.	Expenses:

a)	Investment Management Agreement – HFMC serves as the Master Portfolio’s investment manager. The Trust, on behalf of the Master Portfolio, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC is responsible for the management of the Master Portfolio and supervises the activities of the Master Portfolio’s sub-adviser. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Master Portfolio. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of the Master Portfolio in accordance with the Master Portfolio’s investment objective and policies. The Master Portfolio pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2017; the rates are accrued daily and paid monthly based on the Master Portfolio’s average daily net assets, at the following annual rates:

Management Fee Rates
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Trust, on behalf of the Master Portfolio, HFMC provides accounting services to the Master Portfolio and receives a tax services fee of $50,000 per year plus an accounting services fees calculated at the following annual rate based on its average daily net assets shown below.

Average Daily	Net Assets Annual Fee
First $3.5 billion	0.018%
Next $3.5 billion	0.014%
Over $7.0 billion	0.010%

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Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

8.	Commitments and Contingencies

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made again the Master Portfolio that have not yet occurred. However, based on experience and knowledge of management, the Master Portfolio expects the risk of loss to be remote.

9.	Investment Transactions:

For the period ended April 30, 2017, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Cost of Purchases	Sales Proceeds
Global Impact Master Portfolio	$2,804,774	$255,672

10.	Line of Credit:

The Master Portfolio participates in a committed line of credit pursuant to a credit agreement. The Master Portfolio may borrow under the line of credit for temporary or emergency purposes. The Master Portfolio (together with certain other Hartford Funds) may borrow up to $375 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the period ended April 30, 2017, the Master Portfolio did not have borrowings under this facility.

11.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Master Portfolio because the Master Portfolio is not party to the suit.

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Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

12.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under Deleware Law and federal securities laws. In addition, the Trust, on behalf of the Master Portfolio, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13.	Recent Accounting Pronouncement:

In August 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions, and, separately identifiable cash flows and application of the predominance principle. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Master Portfolio’s financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is required to be presented for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Master Portfolio’s financial statements.

14.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require adjustment to or disclosure in this financial statement.

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Global Impact Master Portfolio

Approval of Investment Management and Investment Sub-Advisory Agreements

Hartford Funds Master Fund

Global Impact Master Portfolio

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on November 2-3, 2016, the Board of Trustees (the “Board”) of the Hartford Funds Master Fund, including each of the Independent Trustees, unanimously voted to approve for an initial two-year period an investment management agreement for Global Impact Master Portfolio (the “Master Portfolio”) with Hartford Funds Management Company, LLC (“HFMC”) and a separate investment sub-advisory agreement between HFMC and the Master Portfolio’s sub-adviser, Wellington Management Company LLP (the “Sub-adviser,” and together with HFMC, the “Advisers”) (collectively, the “Agreements”).

Prior to approving the Agreements, the Board requested, received and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Trustees and supporting materials relating to those questions and responses (the “Adviser Materials”). In addition, the Board received presentations from representatives of the Advisers regarding the Master Portfolio and its investment strategy. In evaluating the Agreements, the Board noted that the Master Portfolio would be a “master fund” in a “master-feeder” structure, whereby each feeder fund would have the same investment objective and policies as the Master Portfolio and would invest all of its assets in the Master Portfolio. The information provided and presentations made to the Board encompassed the Master Portfolio and included a discussion regarding feeder funds (“Feeder Funds”), including the Hartford Global Impact Fund, a series of The Hartford Mutual Funds, Inc. (the “Mutual Fund Feeder”). The Board also noted that HFMC would serve as investment adviser to the Master Portfolio and each Feeder Fund but would receive a management fee only from the Master Portfolio, provided that the Feeder Funds continue to be solely invested in the Master Portfolio.

In determining whether to approve the Agreements for the Master Portfolio, the members of the Board reviewed and evaluated information and factors they believed to be relevant in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Master Portfolio. The Independent Trustees were also separately assisted by independent legal counsel. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services to be Provided by the Advisers

The Board requested and considered information concerning the nature, extent and quality of the services to be provided to the Master Portfolio by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board considered the Advisers’ organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength and the Board’s past experience with the Advisers with respect to the services they provide to other Hartford Funds.

With respect to HFMC, the Board noted that, under the Agreements, HFMC would be responsible for the management of the Master Portfolio, including oversight of fund operations and service providers. The Board also noted that HFMC would provide administrative services to the Master Portfolio as well as investment advisory services in connection with selecting, monitoring and supervising the Master Portfolio’s sub-adviser, and that HFMC had recommended to the Board that the Sub-adviser be appointed as the sub-adviser to the Master Portfolio. The Board considered the proposed services to be provided by HFMC and, in its consideration of these services, the Board noted HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each of the Hartford Fund’s portfolio management team, and oversight of the portfolio managers to the Hartford Funds. The Board considered that HFMC would oversee the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser and approach to risk management with respect to the Master Portfolio and the service providers to the Master Portfolio. The Board also considered that HFMC would oversee compliance with the Master Portfolio’s objective and policies as well as with applicable laws and regulations. Moreover, the Board considered that HFMC would oversee potential conflicts of interest between the Master Portfolio’s investments and those of other funds or accounts managed by the Master Portfolio’s portfolio management personnel. In addition, the Board considered that HFMC or its affiliates would be responsible for providing the Master Portfolio’s officers.

With respect to the Sub-adviser, which would be responsible for the daily investment of the assets of the Master Portfolio, subject to oversight by HFMC, among the other services set forth in the sub-advisory agreement, the Board considered the Sub-adviser’s investment philosophy

40

Global Impact Master Portfolio

Approval of Investment Management and Investment Sub-Advisory Agreements – (continued)

and process, investment research capabilities and resources, performance record, trade execution capabilities and experience, including with respect to environmental-, social-, and governance-related investments.

The Board also considered information previously provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from HFMC that the written compliance policies and procedures of HFMC and the Sub-adviser are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered HFMC’s representation that it did not anticipate making any material changes to HFMC’s and the Hartford Funds’ compliance program as a result of the addition of the Master Portfolio and the Hartford Funds Master Fund, other than certain changes designed to address the master-feeder structure.

In considering this information, the Board evaluated not only the information presented to the Board in connection with its consideration of the Agreements, but also the Board members’ experience through past interactions with HFMC and the Sub-adviser in connection with the Board members’ service on the boards of other registrants in the Hartford Funds fund complex. Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Master Portfolio by HFMC and the Sub-adviser.

Performance of the Sub-adviser

The Board considered the investment performance of the Sub-adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Master Portfolio’s portfolio managers, composite performance data showing the portfolio management team’s capabilities in managing the Sub-adviser’s Global Impact strategy, noting that the Sub-adviser did not currently manage a registered investment company that uses an investment strategy substantially similar to that proposed for the Master Portfolio but does manage other accounts that have a substantially similar principal investment strategy. The Board also considered information comparing the composite performance data to the Master Portfolio’s proposed benchmark and an appropriate group of peer funds. HFMC also provided additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process. The Board also considered that the Master Portfolio’s strategy to pursue investments that involve socially-impactful and environmentally-responsible investment criteria may influence the Master Portfolio’s performance relative to its benchmark or peers. The Board noted that the Sub-adviser would develop, monitor and report on key performance indicators to measure the social impact of each portfolio company.

Based on these considerations, the Board concluded that it was satisfied that HFMC and the Sub-adviser have the capability of providing satisfactory investment performance for the Master Portfolio.

Costs of the Services and Profitability of the Advisers

In considering the proposed advisory and sub-advisory fee schedules for the Master Portfolio, the Board reviewed information regarding HFMC’s estimated costs to provide investment management and related services to the Master Portfolio and the estimated profitability to HFMC and its affiliates from all services to be provided to the Master Portfolio and all aspects of their relationships with the Master Portfolio. In connection with these considerations, the Board took account of the fact that the Feeder Funds would not directly pay a management fee with respect to any period in which the only investment security held by the Feeder Funds is that of the Master Portfolio, and that, as a result, as long as the Feeder Funds continue to invest solely in the Master Portfolio under a master-feeder structure, investors in the Feeder Funds would incur a single fee for management services provided by HFMC to the Feeder Funds and the Master Portfolio. In evaluating HFMC’s estimated profitability, the Board considered HFMC’s representation that the level of estimated profitability was fair and reasonable based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability of the Master Portfolio to HFMC would depend on the growth of assets under management. The Board also requested and received information relating to the operations and profitability of the Sub-adviser.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Master Portfolio would not be excessive.

Comparison of Fees and Services to be Provided by the Advisers

As to the costs of the services to be provided by HFMC, the Board considered a comparison of the Mutual Fund Feeder’s proposed advisory fee and estimated overall expenses relative to a peer group of funds (the “Peer Group”) derived from information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, in conjunction with input from an independent financial services consultant engaged by the Board, noting that the number of peer funds directly comparable to the Master Portfolio was limited. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences by and among the Master Portfolio, the Mutual Fund Feeder and the Peer Group. Given that the Peer Group consisted of funds directly investing in individual securities (consistent with the approach taken by the Master Portfolio), the Board considered it

41

Global Impact Master Portfolio

Approval of Investment Management and Investment Sub-Advisory Agreements – (continued)

appropriate to use the Peer Group as a point of comparison for the Master Portfolio. The Board also considered the proposed sub-advisory fees to be paid by HFMC to the Sub-adviser with respect to the Master Portfolio. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the proposed management and sub-advisory fees and total operating expenses for the Master Portfolio. With respect to the Master Portfolio’s sub-advisory fee schedule, the Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length. The Board also considered that the Master Portfolio would not be subject to an expense limitation or reimbursement arrangement.

In considering the reasonableness of the Master Portfolio’s management and sub-advisory fees and total expense ratio, the Board considered that, according to the information provided by Broadridge, the Master Portfolio’s proposed weighted management fees and total expense ratio were below the Peer Group average and median for all asset levels. The Board further considered that the Master Portfolio’s proposed weighted management fees fell within the 1st or 2nd quintile for all asset levels. The Board also considered that the Master Portfolio’s estimated total expenses were below the Peer Group average and median.

Based on these considerations, the Board concluded that the Master Portfolio’s proposed fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services to be provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as the Master Portfolio grows and whether the Master Portfolio’s corresponding fee levels reflect these economies of scale for the benefit of the Master Portfolio’s future shareholders. The Board considered that, because of the master-feeder structure, the extent to which economies of scale may be realized by the Master Portfolio is dependent on the growth of the Feeder Funds’ assets. The Board reviewed the breakpoints in the proposed management fee schedule for the Master Portfolio, which would reduce fee rates as Master Portfolio assets grow over time. The Board considered HFMC’s representation that the Master Portfolio could be expected to achieve some economies of scale as assets in the Master Portfolio grow. The Board recognized that a fund with assets beyond the highest breakpoint level would continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. In addition, the Board considered that initially setting competitive fee rates and pricing the Master Portfolio to scale at inception are other means of sharing potential economies of scale with shareholders, including the Feeder Funds and their shareholders. The Board also considered that HFMC has been active in managing expenses for the Hartford Funds.

The Board also considered how any benefits from economies of scale would be realized by the various parties. The Board reviewed relevant information included in the Adviser Materials regarding comparative breakpoint information for other funds in the Peer Group. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Master Portfolio’s future shareholders. The Board noted, however, that it would review future growth in the Master Portfolio’s assets and the appropriateness of the breakpoints as part of its future annual review of the Agreements.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Master Portfolio.

The Board noted that HFMC would receive fees for fund accounting and related services from the Master Portfolio. The Board also considered that Hartford Administrative Services Company, the Master Portfolio’s transfer agent and an affiliate of HFMC, would receive transfer agency compensation from the Master Portfolio. The Board considered HFMC’s efforts to provide investors in the Hartford Funds family of funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring new funds to expand these opportunities for shareholders.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Master Portfolio and its shareholders for the Board to approve the Agreements. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Trustees met separately in executive session with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

42

Additional Information regarding the Hartford Global Impact Fund and Global Impact Master Portfolio

HOW TO OBTAIN A COPY OF THE FUND’S AND MASTER PORTFOLIO’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund and the Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund and the Master Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund and the Master Portfolio file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and the Master Portfolio’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

43

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Customer Privacy Notice

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and

protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates, to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2017

This report is submitted for the general information of the shareholders of the Hartford Global Impact Fund (the “Fund”). It is not authorized for distribution to persons who are not shareholders of the Fund unless preceded or accompanied by a current prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Fund is distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Fund’s investment manager.

MFSAR-GI17 6/17    201785    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: July 10, 2017	By:	/s/ James E. Davey
James E. Davey, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 10, 2017	By:	/s/ James E. Davey
James E. Davey, President and
Chief Executive Officer

Date: July 10, 2017	By:	/s/ Michael Flook
Michael Flook, Vice President,
Treasurer and Controller